UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
All Asset All Authority Fund	Low Duration Fund III

All Asset Fund	Moderate Duration Fund

California Intermediate Municipal Bond Fund	Money Market Fund

California Short Duration Municipal Income Fund	Mortgage-Backed Securities Fund

CommodityRealReturn Strategy Fund®	Municipal Bond Fund

Convertible Fund	New York Municipal Bond Fund

Developing Local Markets Fund	Real Return Asset Fund

Diversified Income Fund	Real Return Fund

Emerging Local Bond Fund	RealEstateRealReturn Strategy Fund

Emerging Markets Bond Fund	RealRetirementTM 2010 Fund

European StocksPLUS® TR Strategy Fund	RealRetirementTM 2020 Fund

Extended Duration Fund	RealRetirementTM 2030 Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	RealRetirementTM 2040 Fund

Floating Income Fund	RealRetirementTM 2050 Fund

Foreign Bond Fund (Unhedged)	Short Duration Municipal Income Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	Short-Term Fund

Fundamental Advantage Tax Efficient Strategy Fund	Small Cap StocksPLUS® TR Fund

Fundamental Advantage Total Return Strategy Fund	StocksPLUS® Fund

Fundamental IndexPLUSTM Fund	StocksPLUS® Long Duration Fund

Fundamental IndexPLUSTM TR Fund	StocksPLUS® Total Return Fund

Global Bond Fund (Unhedged)	StocksPLUS® TR Short Strategy Fund

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Fund

GNMA Fund	Total Return Fund II

High Yield Fund	Total Return Fund III

High Yield Municipal Bond Fund	Unconstrained Bond Fund

Income Fund	Asset-Backed Securities Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	Developing Local Markets Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Emerging Markets Portfolio

Investment Grade Corporate Bond Fund	High Yield Portfolio

Japanese StocksPLUS® TR Strategy Fund	International Portfolio

Long Duration Total Return Fund	Investment Grade Corporate Portfolio

Long-Term U.S. Government Fund	Mortgage Portfolio

Low Duration Fund	Municipal Sector Portfolio

Low Duration Fund II	Real Return Portfolio

Short-Term Portfolio

Short-Term II Portfolio

U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 109.5%
CommodityRealReturn Strategy Fund®	1,786,142	$36,884
Convertible Fund	856,068	11,283
Developing Local Markets Fund	11,361,640	124,410
Diversified Income Fund	2,461,129	25,645
Emerging Local Bond Fund	10,177,162	98,006
Emerging Markets Bond Fund	7,594,837	78,607
European StocksPLUS® TR Strategy Fund	137,498	1,112
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,162,204	12,494
Floating Income Fund	52,986	481
Foreign Bond Fund (Unhedged)	966,252	10,464
Fundamental Advantage Total Return Strategy Fund	5,046,032	49,047
Fundamental IndexPLUSTM Fund	116,811	1,055
Fundamental IndexPLUSTM TR Fund	108,581	960
Global Bond Fund (Unhedged)	25,849	268
GNMA Fund	59	1
High Yield Fund	2,396,738	21,642
Income Fund	4,578,384	44,044
Investment Grade Corporate Bond Fund	4,284,491	43,702
Japanese StocksPLUS® TR Strategy Fund	1,628,084	16,378
Long Duration Total Return Fund	2,175,386	22,167
Long-Term U.S. Government Fund	913,412	10,011
Low Duration Fund	76,837	768
Real Return Asset Fund	26,981,617	317,304
Real Return Fund	7,140,889	80,192
RealEstateRealReturn Strategy Fund	7,096,766	40,239
Short-Term Fund	65	1
Small Cap StocksPLUS® TR Fund	383,487	3,471
StocksPLUS® Fund	140,544	1,320
StocksPLUS® Total Return Fund	220,163	2,092
StocksPLUS® TR Short Strategy Fund	20,456,481	194,950
Total Return Fund	4,681,952	49,769

Total PIMCO Funds (Cost $1,280,382)		1,298,767

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.0%
Repurchase Agreements 1.0%
State Street Bank and Trust Co.
1.650% due 07/01/2008	$12,054	12,054
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $12,300. Repurchase proceeds are $12,055.)

Total Short-Term Instruments (Cost $12,054)		12,054

Total Investments 110.5% (Cost $1,292,436)		$1,310,821
Other Assets and Liabilities (Net) (10.5%)		(124,372)

Net Assets 100.0%		$1,186,449

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$1,298,767	$12,054	$0	$1,310,821
Other Financial Instruments++	0	0	0	0

Total	$1,298,767	$12,054	$0	$1,310,821

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

All Asset Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 99.4%
CommodityRealReturn Strategy Fund®	25,386,924	$524,240
Convertible Fund	23,136,047	304,933
Developing Local Markets Fund	148,385,607	1,624,822
Diversified Income Fund	41,204,804	429,354
Emerging Local Bond Fund	141,990,858	1,367,372
Emerging Markets Bond Fund	99,215,018	1,026,875
Floating Income Fund	75,174,688	682,586
Foreign Bond Fund (Unhedged)	673,366	7,293
Fundamental Advantage Total Return Strategy Fund	43,416,407	422,008
Fundamental IndexPLUSTM Fund	24,402,929	220,358
Fundamental IndexPLUSTM TR Fund	37,353,015	330,201
Global Bond Fund (Unhedged)	777,783	8,073
GNMA Fund	11,059,201	123,974
High Yield Fund	39,306,656	354,939
Income Fund	21,760,752	209,338
International StocksPLUS® TR Strategy Fund (Unhedged)	5,440,884	49,839
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,104,339	308,244
Investment Grade Corporate Bond Fund	36,173,683	368,972
Long Duration Total Return Fund	30,529,673	311,097
Long-Term U.S. Government Fund	4,155,232	45,541
Low Duration Fund	2,714,209	27,142
Real Return Asset Fund	276,692,084	3,253,899
Real Return Fund	137,995,957	1,549,695
RealEstateRealReturn Strategy Fund	103,479,380	586,728
Short-Term Fund	1,196,389	11,725
Small Cap StocksPLUS® TR Fund	15,388,514	139,266
StocksPLUS® Fund	1,319,690	12,392
StocksPLUS® Total Return Fund	5,413,626	51,429
Total Return Fund	92,629,888	984,656

Total PIMCO Funds (Cost $15,390,710)		15,336,991

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%
Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
1.650% due 07/01/2008	$12,930	12,930

(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.400% - 2.620% due 04/28/2009 - 05/13/2009 valued at $8,896 and Freddie Mac 3.375% due 04/15/2009 valued at $4,293. Repurchase proceeds are $12,931.)

Total Short-Term Instruments (Cost $12,930)		12,930

Total Investments 99.5% (Cost $15,403,640)		$15,349,921
Other Assets and Liabilities (Net) 0.5%		71,539

Net Assets 100.0%		$15,421,460

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$15,336,991	$12,930	$0	$15,349,921
Other Financial Instruments++	0	0	0	0

Total	$15,336,991	$12,930	$0	$15,349,921

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.2%
American International Group, Inc.
8.175% due 05/15/2058	$700	$661
Bank of America Corp.
8.000% due 12/29/2049	2,000	1,879
Citigroup, Inc.
8.400% due 04/29/2049	500	476
Morgan Stanley
4.778% due 05/14/2010	1,000	997
Wachovia Bank N.A.
3.619% due 05/14/2010	400	398

Total Corporate Bonds & Notes (Cost $4,600)		4,411

MUNICIPAL BONDS & NOTES 95.0%
California 79.6%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,203
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	983
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	468
Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2006
7.250% due 04/01/2045	1,000	1,000
Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	100
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 1993
7.000% due 08/01/2023	1,665	1,665
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,056
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,033
California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.750% due 04/01/2036	2,000	2,000
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	386
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	569
5.000% due 10/01/2013	570	603
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	790
California State Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,500	1,625
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	929
California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	159
California State General Obligation Bonds, Series 2004
1.650% due 05/01/2034	1,200	1,200
California State Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
7.250% due 10/01/2019	1,000	1,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	542
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	358
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	515
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,416
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	500	506
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	674
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,618
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,788
California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,106
California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,663
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	932
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,428
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,013
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	967
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,020
5.250% due 05/15/2025	1,000	1,010
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,008
6.750% due 07/01/2032 (d)	1,300	1,346
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	126
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	551
5.500% due 11/01/2038	500	445
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	1,034
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	885
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,010
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	516
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	675
5.375% due 09/01/2017	800	779
Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	236
6.400% due 09/01/2018	120	123
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,171
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	984
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,345
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,338
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	977
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	1,865	2,016
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,646
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	541
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	873
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	895
5.250% due 11/15/2018	1,000	983
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	241
Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,027
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,254
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,780
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	348
Oakland, California Joint Powers Financing Authority, Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,303
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	457
5.700% due 08/15/2012	485	487
5.800% due 08/15/2013	600	603
Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,473
Oxnard, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2006
6.000% due 06/01/2036	1,000	1,000
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	249
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,115
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171
Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	250
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
8.250% due 11/01/2032	1,000	1,000
Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	509
Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,067
Sacramento, California County Sanitation District Revenue Bonds, Series 2008
1.700% due 12/01/2036	600	600
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	676
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,352
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,376
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,516
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,177
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,552
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	920	927
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,116
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,042
San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	791
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	74
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,022
Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,336
Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	366
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	958
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,146
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	1,004
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,449
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	375

		111,083

Louisiana 0.6%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	910

Montana 0.4%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	522

New Jersey 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	236	245

New York 0.7%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,046

Puerto Rico 10.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	1,072
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	924
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,552
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,582
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152
Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,141
Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,274
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,003
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	519

		14,219

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.120% due 02/15/2024	250	252
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84

		336

Virgin Islands 3.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,021
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,250

		4,271

Total Municipal Bonds & Notes (Cost $134,816)		132,632

	Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011	5,200	308

Total Convertible Preferred Stocks (Cost $390)		308

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.5%
Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.650% due 07/01/2008	$765	765
(Dated 06/30/2008. Collateralized by Fannie Mae 5.750% due 02/01/2023 valued at $784. Repurchase proceeds are $765.)

Total Short-Term Instruments (Cost $765)		765

Total Investments 98.9% (Cost $140,571)		$138,116
Other Assets and Liabilities (Net) 1.1%		1,499

Net Assets 100.0%		$139,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security becomes interest bearing at a future date.

(b) Cash of $320 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	37	$(15)

(c) Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps

Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$1,490	$7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	4,763	(83)

						$(76)

(d) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,346	0.96%

(e) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$309	$137,807	$0	$138,116
Other Financial Instruments++	(15)	(76)	0	(91)

Total	$294	$137,731	$0	$138,025

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

California Short Duration Municipal Income Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.1%
American International Group, Inc.
8.175% due 05/15/2058	$100	$94
Bank of America Corp.
8.000% due 12/29/2049	300	282
Citigroup, Inc.
8.400% due 04/29/2049	100	95
Morgan Stanley
4.778% due 05/14/2010	250	249
Wachovia Bank N.A.
3.619% due 05/14/2010	100	100

Total Corporate Bonds & Notes (Cost $850)		820

MUNICIPAL BONDS & NOTES 83.8%
California 81.2%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	518
Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2006
7.250% due 04/01/2045	1,000	1,000
Brentwood, California Union School District General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	119
Brentwood, California Union School District General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	147
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
7.000% due 08/01/2023	2,500	2,500
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	513
California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2007
3.722% due 04/01/2047	150	150
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
1.230% due 05/01/2017	900	900
California State Department of Water Resources Revenue Bonds, Series 2002
1.410% due 05/01/2022	1,500	1,500
California State Department of Water Resources Revenue Notes, Series 2005
1.400% due 05/01/2011	100	100
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
6.750% due 02/01/2032	600	600
California State Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
7.250% due 10/01/2019	1,000	1,000
California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
7.750% due 09/01/2015	1,025	1,025
California State Health Facilities Financing Authority Revenue Bonds, Series 1998
9.000% due 12/01/2028	1,000	1,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
1.280% due 07/01/2033	1,100	1,100
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	259
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
1.400% due 11/15/2037	500	500
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	271
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2004
7.480% due 02/01/2010	750	750
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	250	253
California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1998
7.750% due 07/01/2022	1,300	1,300
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	410
5.000% due 01/01/2019	150	156
California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	269
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	85
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	160
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	258
East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
1.230% due 06/01/2025	1,000	1,000
Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	108
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	500	538
6.250% due 06/01/2033	465	503
6.750% due 06/01/2039	710	804
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	153
Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
1.600% due 02/01/2028	250	250
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	197
Loma Linda, California Revenue Bonds, Series 2007
1.200% due 12/01/2037	1,000	1,000
Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, Series 2003
8.000% due 08/15/2021	1,500	1,500
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
1.300% due 07/01/2034	500	500
Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2016	1,000	1,000
Pasadena, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	490	490
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	161
Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	511
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100
Riverbank Redevelopment Agency of California Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	143
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
8.250% due 11/01/2032	1,000	1,000
Riverside County, California Transportation Commission, Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	257
Roseville, California Electrical Systems Certificates of Participation Bonds, (FSA Insured), Series 2002
1.400% due 02/01/2024	1,165	1,165
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	100
San Francisco, California General Obligation Bonds, (MBIA Insured), Series 2005
6.750% due 06/15/2030	1,300	1,300
San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	264
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	204
Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	161
Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	184
Turlock, California Health Facilities Certificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	356
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	102
West Basin, California Municipal Water District Revenue Bonds, Series 2008
1.290% due 08/01/2027	1,000	1,000

		32,001

Puerto Rico 2.6%
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,030

Total Municipal Bonds & Notes (Cost $33,192)		33,031

	Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011	1,000	60

Total Convertible Preferred Stocks (Cost $75)		60

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.4%
Repurchase Agreements 10.4%
State Street Bank and Trust Co.
1.650% due 07/01/2008	$4,119	4,119
(Dated 06/30/2008. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $4,202. Repurchase proceeds are $4,119.)

Total Short-Term Instruments (Cost $4,119)		4,119

Total Investments 96.5% (Cost $38,236)		$38,030
Other Assets and Liabilities (Net) 3.5%		1,392

Net Assets 100.0%		$39,422

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$59	$37,971	$0	$38,030
Other Financial Instruments++	0	0	0	0

Total	$59	$37,971	$0	$38,030

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
6.780% due 08/03/2012		$59,352	$49,158
Georgia-Pacific Corp.
4.399% due 12/20/2012		1,048	991
4.446% due 12/20/2012		8,905	8,422
4.551% due 12/20/2012		800	757
HCA, Inc.
5.051% due 11/18/2013		19,651	18,483
Shackleton Re Ltd.
10.438% due 08/01/2008		5,000	4,925
10.938% due 08/01/2008		3,000	2,955
Tribune Co.
5.541% due 05/30/2009		7,000	6,723

Total Bank Loan Obligations (Cost $102,077)			92,414

CORPORATE BONDS & NOTES 13.7%
Banking & Finance 10.8%
ACE INA Holdings, Inc.
5.600% due 05/15/2015		7,500	7,245
Allstate Life Global Funding II
3.328% due 05/21/2010		1,800	1,789
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		43,300	43,194
Allstate Life Global Funding Trusts CPI Linked Bond
5.250% due 03/01/2010		7,000	7,096
American Express Bank FSB
5.500% due 04/16/2013		14,700	14,394
6.000% due 09/13/2017		23,900	23,132
American Express Centurion Bank
2.557% due 07/13/2010		5,000	4,908
6.000% due 09/13/2017		24,800	24,003
American Express Co.
7.000% due 03/19/2018		25,740	26,138
8.150% due 03/19/2038		7,390	8,248
American Honda Finance Corp.
3.552% due 06/20/2011		54,400	54,370
American International Group, Inc.
5.850% due 01/16/2018		22,500	21,147
8.175% due 05/15/2058		23,800	22,482
Atlantic & Western Re Ltd.
9.041% due 01/09/2009		15,000	14,958
Bank of America Corp.
2.904% due 11/06/2009		9,600	9,514
5.650% due 05/01/2018		84,300	78,962
8.000% due 12/29/2049		14,700	13,807
8.125% due 12/29/2049		111,600	105,631
Bank of Scotland PLC
2.737% due 12/08/2010		5,000	4,893
2.756% due 07/17/2009		4,600	4,599
Barclays Bank PLC
6.050% due 12/04/2017		41,300	40,611
7.434% due 09/29/2049		8,500	7,993
7.700% due 04/29/2049		36,800	37,628
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		26,500	27,588
7.250% due 02/01/2018		15,000	15,702
C5 Capital SPV Ltd.
6.196% due 12/01/2049		5,000	4,843
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	921
Caelus Re Ltd.
8.923% due 06/07/2011		3,900	3,899
Calabash Re Ltd.
11.214% due 01/08/2010		4,100	4,099
13.714% due 01/08/2010		2,400	2,465
Caterpillar Financial Services Corp.
2.779% due 05/18/2009		2,400	2,393
CIT Group, Inc.
5.000% due 11/24/2008		24,000	23,486
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	14,323
Citigroup Funding, Inc.
2.481% due 04/23/2009		5,000	4,935
Citigroup, Inc.
2.831% due 12/28/2009		49,400	48,203
2.939% due 01/30/2009		4,600	4,558
5.500% due 04/11/2013		21,000	20,525
6.125% due 05/15/2018		69,900	67,111
8.400% due 04/29/2049		56,800	54,066
Credit Suisse New York, Inc.
5.000% due 05/15/2013		34,900	34,014
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,734
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		200	148
7.250% due 10/25/2011		15,825	12,275
7.800% due 06/01/2012		1,000	774
7.875% due 06/15/2010		5,400	4,664
Foundation Re Ltd.
6.795% due 11/24/2008		4,500	4,392
Foundation Re II Ltd.
9.445% due 11/26/2010		10,500	10,582
General Electric Capital Corp.
2.826% due 12/12/2008		8,600	8,588
2.907% due 10/24/2008		8,800	8,791
2.918% due 10/21/2010		4,500	4,473
2.937% due 10/26/2009		1,600	1,595
5.875% due 01/14/2038		25,000	22,762
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		7,500	7,223
6.750% due 10/01/2037		63,000	57,872
HBOS PLC
6.750% due 05/21/2018		14,500	13,906
HSBC Finance Corp.
2.878% due 10/21/2009		600	586
International Lease Finance Corp.
6.625% due 11/15/2013		9,700	8,730
JPMorgan Chase & Co.
6.400% due 05/15/2038		10,500	9,782
Kamp Re 2005 Ltd.
2.582% due 12/14/2010 (a)		4,217	2
Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008		5,500	5,395
6.875% due 05/02/2018		20,700	20,103
7.500% due 05/11/2038		5,000	4,656
Longpoint Re Ltd.
8.064% due 05/08/2010		11,900	11,901
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,486
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		27,000	25,264
Merrill Lynch & Co., Inc.
2.960% due 10/23/2008		26,300	26,147
4.966% due 05/12/2010		21,500	21,170
5.450% due 02/05/2013		8,000	7,556
6.400% due 08/28/2017		29,100	27,047
Metropolitan Life Global Funding I
5.125% due 04/10/2013		12,800	12,622
Morgan Stanley
2.521% due 11/21/2008		3,100	3,086
3.148% due 01/22/2009		3,000	2,971
4.778% due 05/14/2010		77,400	77,142
6.000% due 04/28/2015		17,600	16,875
6.625% due 04/01/2018		29,900	28,420
Mystic Re Ltd.
8.982% due 12/05/2008		6,600	6,461
11.682% due 12/05/2008		1,000	975
National Australia Bank Ltd.
5.350% due 06/12/2013		27,100	27,099
Osiris Capital PLC
7.713% due 01/15/2010		1,700	1,714
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,111
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,975
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		2,000	2,000
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008		240	240
Prudential Financial, Inc.
6.000% due 06/10/2013		30,000	30,101
6.100% due 06/15/2017		2,000	1,998
Rabobank Nederland NV
2.733% due 01/15/2009		9,200	9,195
3.119% due 05/19/2010		2,000	1,998
Residential Reinsurance 2007 Ltd.
9.932% due 06/07/2010		14,100	14,150
12.932% due 06/07/2010		8,800	8,832
Rockies Express Pipeline LLC
5.100% due 08/20/2009		11,600	11,612
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		4,000	3,999
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,300	7,071
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		4,900	4,895
UBS AG
5.875% due 12/20/2017		13,700	13,370
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		20,000	19,988
Vita Capital Ltd.
3.691% due 01/01/2010		3,500	3,426
4.191% due 01/01/2010		5,500	5,414
Vita Capital III Ltd.
3.891% due 01/01/2011		300	291
3.911% due 01/01/2012		8,000	7,692
VTB Capital S.A.
3.384% due 08/01/2008		19,000	18,834
Wachovia Bank N.A.
2.752% due 12/02/2010		27,200	25,870
3.619% due 05/14/2010		23,400	23,292
Wachovia Corp.
7.980% due 12/31/2049		17,900	16,487
Wachovia Mortgage FSB
2.807% due 03/02/2009		2,700	2,699
Wells Fargo & Co.
4.375% due 01/31/2013		16,800	16,291
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	14,434

			1,695,107

Industrials 2.1%
Amgen, Inc.
6.150% due 06/01/2018		10,600	10,689
AutoZone, Inc.
6.950% due 06/15/2016		10,000	10,453
Black & Decker Corp.
5.750% due 11/15/2016		5,000	4,781
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,451
C8 Capital SPV Ltd.
6.640% due 12/31/2049		6,500	6,045
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,520
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,182
CSC Holdings, Inc.
7.250% due 07/15/2008		1,400	1,404
CSX Corp.
6.250% due 03/15/2018		5,000	4,829
EchoStar DBS Corp.
5.750% due 10/01/2008		7,800	7,820
6.375% due 10/01/2011		8,000	7,740
El Paso Corp.
6.375% due 02/01/2009		5,600	5,636
Enterprise Products Operating LLC
6.500% due 01/31/2019		14,700	14,828
Gaz Capital S.A.
7.343% due 04/11/2013		4,600	4,726
8.146% due 04/11/2018		7,000	7,271
HCA, Inc.
9.250% due 11/15/2016		5,000	5,162
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,302
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,513
Kraft Foods, Inc.
6.000% due 02/11/2013		11,350	11,483
6.125% due 02/01/2018		19,000	18,529
6.125% due 08/23/2018		6,300	6,121
Kroger Co.
4.950% due 01/15/2015		13,800	13,178
6.400% due 08/15/2017		5,000	5,116
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,823
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,395
7.450% due 07/15/2017		2,000	1,895
Mandalay Resort Group
6.500% due 07/31/2009		2,000	1,985
9.500% due 08/01/2008		1,100	1,106
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,506
Nabors Industries, Inc.
6.150% due 02/15/2018		5,000	5,070
Nucor Corp.
5.750% due 12/01/2017		4,000	4,019
Philip Morris International, Inc.
5.650% due 05/16/2018		46,400	45,250
Rexam PLC
6.750% due 06/01/2013		12,800	12,799
Ryder System, Inc.
6.000% due 03/01/2013		6,900	6,917
Suncor Energy, Inc.
6.100% due 06/01/2018		6,500	6,538
Target Corp.
6.000% due 01/15/2018		4,000	4,027
Tyco Electronics Group S.A.
6.550% due 10/01/2017		3,500	3,541
Tyco International Group S.A.
6.000% due 11/15/2013		8,000	7,733
Tyco International Ltd.
7.000% due 12/15/2019		11,000	10,885
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,229
6.875% due 02/15/2038		3,750	3,564
Valero Energy Corp.
6.625% due 06/15/2037		10,000	9,208
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,846
6.250% due 04/30/2016		2,500	2,420
Weatherford International Ltd.
5.500% due 02/15/2016		5,000	4,852
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,300

			330,687

Utilities 0.8%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	101
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	4,811
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,900	1,696
Dominion Resources, Inc.
2.858% due 11/14/2008		1,800	1,776
Duke Energy Carolinas LLC
5.100% due 04/15/2018		5,000	4,891
Embarq Corp.
7.082% due 06/01/2016		4,200	3,998
Enel Finance International S.A.
5.700% due 01/15/2013		57,000	57,724
Midwest Generation LLC
8.300% due 07/02/2009		7,733	7,792
NiSource Finance Corp.
6.800% due 01/15/2019		6,000	5,904
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,500	1,500
7.000% due 08/03/2009		10,000	10,025
7.250% due 02/15/2011		2,000	1,950
Qwest Corp.
5.625% due 11/15/2008		1,000	1,002
Sempra Energy
6.150% due 06/15/2018		4,500	4,470
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,000	10,113
Verizon Communications, Inc.
5.500% due 04/01/2017		5,000	4,818
6.100% due 04/15/2018		1,400	1,394

			123,965

Total Corporate Bonds & Notes (Cost $2,205,668)			2,149,759

MUNICIPAL BONDS & NOTES 0.6%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,180
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		1,500	1,396
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		2,500	2,455
California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029		5,565	5,701
5.000% due 07/01/2031		4,550	4,640
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,155	1,153
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	201
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		1,270	1,121
10.580% due 01/01/2014		730	602
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		4,500	4,231
Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2028		2,500	2,555
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		4,400	4,143
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	536
5.750% due 06/01/2047		1,900	1,621
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027		5,000	5,117
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		1,600	1,569
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,037
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,600	2,979
5.000% due 06/01/2041		1,200	907
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		8,000	8,075
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		1,270	1,169
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024		4,585	4,777
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,874
5.875% due 06/01/2047		16,000	13,371
6.000% due 06/01/2042		300	260
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	2,916
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,121
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	4,760
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,231
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024		1,255	1,235
Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024		600	622
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		2,970	3,010
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,840	9,684

Total Municipal Bonds & Notes (Cost $99,613)			98,249

COMMODITY INDEX-LINKED NOTES 15.3%
Barclays Bank PLC (DJAIGTR)
2.992% due 09/24/2008		35,000	79,748
Calyon Financial, Inc. (DJAIGTR)
2.509% due 08/18/2008		97,000	202,905
Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008		122,000	285,290
Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009 (k)		95,000	163,926
Goldman Sachs Group, Inc. (GSCI)
5.061% due 12/01/2008		50,000	97,964
Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008		231,500	437,010
Rabobank Nederland (DJAIGTR)
4.851% due 07/22/2008 (k)		200,000	429,005
Svensk ExportKredit AB (DJAIGCI)
0.000% due 11/25/2008 (k)		150,000	283,158
2.459% due 06/19/2009		17,000	21,210
Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009		29,000	55,178
TD NY LLC (DJAIGTR)
0.000% due 02/17/2009		200,000	335,661

Total Commodity Index-Linked Notes (Cost $1,226,500)			2,391,055

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
2.612% due 03/25/2036		2,585	2,586
4.673% due 05/01/2035		1,034	1,043
4.994% due 07/01/2044 - 10/01/2044		4,840	4,842
5.000% due 07/01/2035 - 02/01/2037		30,512	29,348
5.103% due 04/01/2035		443	446
5.470% due 04/01/2033		1,147	1,173
5.485% due 05/01/2036		421	429
5.500% due 07/01/2033 - 07/01/2038		2,143,162	2,115,409
5.950% due 02/25/2044		7,967	8,088
6.000% due 07/01/2035 - 07/01/2038		904,982	914,302
Freddie Mac
2.701% due 02/15/2019		97,136	95,234
2.741% due 01/15/2037		410	401
2.821% due 12/15/2030		40	39
2.871% due 11/15/2016 - 03/15/2017		2,648	2,647
4.000% due 10/15/2023		35	35
4.500% due 05/15/2017		189	190
4.540% due 01/01/2034		31	32
5.000% due 01/15/2018 - 06/01/2038		432,103	415,289
5.240% due 03/01/2034		2,580	2,592
5.250% due 08/15/2011		2,849	2,890
5.500% due 05/15/2016 - 07/01/2038		103,790	102,562
6.000% due 07/01/2032 - 12/01/2035		260	264
6.586% due 01/01/2034		935	937
6.826% due 06/01/2033		892	900
7.260% due 01/01/2034		1,364	1,371
Ginnie Mae
4.750% due 12/20/2035		2,261	2,267
5.500% due 11/15/2035 - 07/01/2038		36,442	36,290
5.625% due 07/20/2035		123	124
Small Business Administration
5.902% due 02/10/2018		6,100	6,157

Total U.S. Government Agencies (Cost $3,750,521)			3,747,887

U.S. TREASURY OBLIGATIONS 84.0%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		461,627	460,329
0.875% due 04/15/2010		2,124,001	2,161,836
1.625% due 01/15/2015		191,208	197,617
1.625% due 01/15/2018		148,790	151,301
1.750% due 01/15/2028		33,525	31,864
1.875% due 07/15/2013		1,146,806	1,212,928
1.875% due 07/15/2015		858,947	900,083
2.000% due 04/15/2012		507,889	536,061
2.000% due 01/15/2014		647,434	687,848
2.000% due 07/15/2014		1,192,881	1,267,716
2.000% due 01/15/2016		570,534	601,378
2.375% due 04/15/2011		685,707	726,904
2.375% due 01/15/2017		105,882	114,692
2.375% due 01/15/2025		32,202	33,754
2.500% due 07/15/2016		475,677	520,123
2.625% due 07/15/2017		491,661	543,208
3.000% due 07/15/2012		761,393	836,521
3.375% due 01/15/2012		26,349	29,108
3.375% due 04/15/2032		27,401	34,412
3.500% due 01/15/2011		635,785	692,459
3.625% due 04/15/2028		291,698	363,529
3.875% due 01/15/2009		65,886	68,022
3.875% due 04/15/2029		451,443	585,784
4.250% due 01/15/2010		379,058	406,688
U.S. Treasury Notes
3.500% due 05/31/2013		3,350	3,378

Total U.S. Treasury Obligations (Cost $12,986,705)			13,167,543

MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Investment Trust
2.632% due 09/25/2035		166	165
Banc of America Funding Corp.
2.769% due 05/20/2035		679	495
6.141% due 01/20/2047		420	342
Banc of America Large Loan, Inc.
2.981% due 08/15/2029		490	460
BCAP LLC Trust
2.652% due 01/25/2037		15,572	9,971
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		33,985	32,504
4.477% due 05/25/2033		302	286
4.550% due 08/25/2035		18,930	18,136
4.863% due 01/25/2035		8,139	7,882
5.733% due 02/25/2036		1,538	1,282
Bear Stearns Alt-A Trust
5.701% due 09/25/2035		1,335	1,102
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		436	432
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		496	466
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		1,738	1,645
4.248% due 08/25/2035		10,410	9,839
4.748% due 08/25/2035		9,895	9,435
4.900% due 12/25/2035		2,019	1,921
5.831% due 12/25/2035		1,463	1,139
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		1,208	1,206
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		3,029	2,967
2.662% due 02/20/2047		13,227	9,310
2.662% due 05/25/2047		5,839	4,094
2.674% due 12/20/2046		1,099	771
2.762% due 12/25/2035		902	675
5.889% due 11/25/2035		1,467	1,202
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		6,679	5,889
5.372% due 10/20/2035		1,527	1,392
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036		5,783	5,681
2.562% due 02/25/2037		963	906
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		5,557	4,888
GSR Mortgage Loan Trust
4.539% due 09/25/2035		22,860	22,173
5.347% due 11/25/2035		1,409	1,333
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		2,606	2,371
2.702% due 05/19/2035		2,281	1,732
Homebanc Mortgage Trust
2.662% due 12/25/2036		1,902	1,470
5.800% due 04/25/2037		1,576	1,240
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		2,275	2,127
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		7,210	6,723
5.099% due 09/25/2035		1,381	1,133
5.277% due 06/25/2035		1,397	1,122
Lehman XS Trust
2.562% due 07/25/2046		2,646	2,583
MASTR Adjustable Rate Mortgages Trust
2.722% due 05/25/2037		1,631	1,134
Merrill Lynch Alternative Note Asset
2.782% due 03/25/2037		2,000	1,215
5.660% due 06/25/2037		1,704	1,305
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035		1,248	1,079
Residential Accredit Loans, Inc.
2.782% due 08/25/2035		3,511	2,724
5.300% due 08/25/2035		1,077	900
5.714% due 02/25/2036		1,268	1,030
Securitized Asset Sales, Inc.
6.754% due 11/26/2023		98	95
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036		1,377	1,045
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		3,996	3,902
Structured Asset Securities Corp.
2.532% due 05/25/2036		445	433
5.432% due 10/25/2035		4,720	4,305
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		598	568
Thornburg Mortgage Securities Trust
2.592% due 03/25/2046		1,037	1,022
2.592% due 11/25/2046		1,324	1,267
2.602% due 09/25/2046		19,838	19,138
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		38,974	36,779
WaMu Mortgage Pass-Through Certificates
4.338% due 12/25/2046		3,493	2,932
4.728% due 11/25/2042		740	684
4.780% due 07/25/2046		15,576	12,468
5.028% due 11/25/2046		2,738	2,240
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		5,116	4,872

Total Mortgage-Backed Securities (Cost $303,056)			281,627

ASSET-BACKED SECURITIES 0.9%
Aames Mortgage Investment Trust
2.632% due 08/25/2035		258	241
ACE Securities Corp.
2.532% due 07/25/2036		2,227	2,211
2.542% due 10/25/2036		413	404
American Express Credit Account Master Trust
3.421% due 08/15/2012		10,300	10,370
Argent Securities, Inc.
2.532% due 10/25/2036		5,531	5,377
Asset-Backed Funding Certificates
2.542% due 11/25/2036		1,173	1,148
2.832% due 06/25/2034		8,608	7,664
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		631	626
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		821	782
2.562% due 10/25/2036		1,088	1,048
2.812% due 01/25/2036		792	763
2.932% due 03/25/2043		126	124
Bravo Mortgage Asset Trust
2.612% due 07/25/2036		261	257
Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036		1,031	1,018
2.562% due 01/25/2037		674	627
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		3,986	3,956
2.532% due 01/25/2037		1,865	1,858
2.532% due 03/25/2037		3,961	3,867
2.542% due 09/25/2046		1,733	1,722
2.592% due 10/25/2046		5,349	5,252
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		14,866	14,286
First USA Credit Card Master Trust
2.641% due 04/18/2011		800	800
Fremont Home Loan Trust
2.532% due 10/25/2036		1,115	1,088
2.542% due 01/25/2037		1,164	1,101
2.652% due 01/25/2036		123	123
GSAA Trust
2.782% due 03/25/2037		2,000	1,002
GSAMP Trust
2.522% due 10/25/2046		1,922	1,878
2.552% due 10/25/2036		300	248
GSR Mortgage Loan Trust
2.582% due 11/25/2030		45	45
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		1,490	1,443
Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036		1,449	1,422
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036		922	910
2.532% due 07/25/2036		2,020	1,964
2.532% due 08/25/2036		5,099	5,019
2.552% due 11/25/2036		1,439	1,393
Lehman XS Trust
2.562% due 11/25/2046		7,386	7,021
Long Beach Mortgage Loan Trust
2.522% due 11/25/2036		905	879
MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036		39	39
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		1,300	1,296
Merrill Lynch Mortgage Investors, Inc.
2.532% due 05/25/2037		3,529	3,495
2.542% due 04/25/2037		296	293
2.552% due 07/25/2037		3,772	3,666
Morgan Stanley ABS Capital I
2.512% due 06/25/2036		77	77
2.522% due 10/25/2036		4,109	4,046
2.532% due 09/25/2036		3,464	3,422
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		863	851
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037		2,000	1,167
Option One Mortgage Loan Trust
2.522% due 02/25/2037		453	450
2.532% due 07/25/2036		119	119
Park Place Securities, Inc.
2.742% due 09/25/2035		401	380
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		1,004	988
Residential Asset Securities Corp.
2.552% due 11/25/2036		10,118	9,991
Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036		1,368	1,340
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		3,160	3,116
2.542% due 11/25/2036		2,999	2,930
2.582% due 10/25/2036		830	823
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		325	322
2.528% due 11/25/2037		588	567
Structured Asset Investment Loan Trust
2.532% due 07/25/2036		618	600
Structured Asset Securities Corp.
2.532% due 10/25/2036		6,907	6,745

Total Asset-Backed Securities (Cost $140,614)			136,660

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.920% due 10/04/2011		15,200	15,254

Total Sovereign Issues (Cost $15,186)			15,254

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	43,740	23,749
Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,511	5,749
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	22,255	29,567
Credit Logement S.A.
5.251% due 06/23/2015	EUR	1,400	2,094
France Government Bond
2.100% due 07/25/2023 (c)		2,055	3,148
3.000% due 07/25/2012 (c)		11,556	18,934
3.150% due 07/25/2032 (c)		1,133	2,073
General Electric Capital Corp.
5.500% due 09/15/2067		34,400	47,921
6.500% due 09/15/2067	GBP	9,400	17,390
Green Valley Ltd.
8.342% due 01/10/2011	EUR	5,400	8,528
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,508	7,025
2.350% due 09/15/2035 (c)		11,040	16,485
4.250% due 10/15/2012		3,000	4,580
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,539,410	51,711
1.100% due 12/10/2016		10,712,680	101,281
1.200% due 06/10/2017		14,168,000	134,218
1.200% due 12/10/2017		1,748,700	16,535
Pylon Ltd.
6.460% due 12/29/2008	EUR	3,700	5,804
8.860% due 12/29/2008		4,300	6,768
Republic of Germany
5.625% due 01/04/2028		8,400	14,291
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	7,085
Silver Arrow S.A.
4.544% due 08/15/2014		8,745	13,692
Svenska Handelsbanken AB
5.138% due 03/16/2015		2,900	4,491
Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,587
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,880

Total Foreign Currency-Denominated Issues (Cost $566,116)			610,586

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Wachovia Corp.
7.500% due 12/31/2049		8,200	7,260

Total Convertible Preferred Stocks (Cost $8,200)			7,260

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 36.9%
Certificates of Deposit 1.6%
Abbey National Treasury Services PLC
2.653% due 07/02/2008		$91,300	91,300
Calyon Financial, Inc.
2.689% due 01/16/2009		11,300	11,268
Nordea Bank Finland PLC
2.422% due 12/01/2008		5,500	5,498
Sao Paolo IMI NY
3.312% due 06/09/2010		13,500	13,411
Unicredito Italiano NY
3.071% due 05/15/2009		93,500	93,500
3.071% due 05/18/2009		36,300	36,275

			251,252

Commercial Paper 32.9%
ABN AMRO N.A. Finance
2.485% due 07/07/2008		101,700	101,658
ANZ National International Ltd.
2.550% due 07/21/2008		60,800	60,714
Australia & New Zealand Banking Group Ltd.
2.500% due 08/04/2008		7,800	7,782
2.560% due 07/07/2008		7,800	7,797
Banco Santander Central Hispano S.A.
2.600% due 08/08/2008		13,700	13,662
2.780% due 09/15/2008		78,700	78,233
Bank of America Corp.
2.570% due 07/07/2008		7,102	7,099
2.700% due 08/05/2008		600	598
2.700% due 09/09/2008		3,300	3,282
2.920% due 08/26/2008		1,600	1,593
Barclays U.S. Funding Corp.
2.680% due 08/01/2008		4,200	4,190
2.680% due 09/02/2008		41,000	40,803
2.688% due 08/18/2008		30,700	30,590
2.780% due 09/23/2008		27,800	27,615
BNP Paribas Finance, Inc.
2.395% due 07/02/2008		10,300	10,299
2.510% due 07/31/2008		239,300	238,799
2.750% due 08/01/2008		36,000	35,915
Caisse d’Amortissement de la Dette Sociale
2.430% due 07/07/2008		56,500	56,477
2.560% due 07/02/2008		37,800	37,797
2.610% due 08/20/2008		57,900	57,690
2.820% due 09/17/2008		23,300	23,157
Calyon Financial, Inc.
2.420% due 07/08/2008		15,915	15,908
2.490% due 07/08/2008		72,400	72,365
CBA (de) Finance
2.500% due 08/05/2008		150,000	149,635
2.510% due 08/04/2008		34,800	34,718
2.710% due 09/15/2008		84,800	84,296
2.750% due 09/15/2008		78,625	78,158
Danske Corp.
2.480% due 07/07/2008		12,200	12,195
2.500% due 07/15/2008		63,300	63,238
2.500% due 08/06/2008		90,000	89,775
2.720% due 08/01/2008		36,000	35,916
DnB NOR Bank ASA
2.750% due 09/05/2008		36,000	35,818
Federal Home Loan Bank
2.000% due 07/01/2008		839,900	839,900
2.210% due 07/16/2008		25,000	24,977
ING Funding LLC
2.500% due 07/09/2008		23,700	23,687
2.500% due 08/01/2008		19,700	19,658
2.500% due 08/04/2008		10,300	10,276
2.500% due 08/14/2008		43,900	43,766
2.550% due 08/14/2008		4,800	4,785
2.590% due 09/03/2008		17,500	17,414
2.640% due 07/01/2008		31,000	31,000
Intesa Funding LLC
2.750% due 09/09/2008		175,400	174,451
Lloyds TSB Bank PLC
2.390% due 07/18/2008		27,500	27,469
2.475% due 08/04/2008		50,700	50,581
Nordea N.A., Inc.
2.620% due 07/09/2008		31,000	30,982
Rabobank USA Financial Corp.
2.350% due 07/07/2008		39,600	39,584
2.650% due 09/29/2008		20,000	19,856
Royal Bank of Scotland Group PLC
2.520% due 07/23/2008		69,900	69,792
2.550% due 07/07/2008		9,700	9,696
2.550% due 07/23/2008		1,400	1,398
2.555% due 08/01/2008		20,000	19,956
2.610% due 07/16/2008		3,500	3,496
2.610% due 08/01/2008		300	299
2.620% due 07/16/2008		90,400	90,301
2.650% due 07/02/2008		18,700	18,699
2.790% due 09/26/2008		289,600	287,590
2.860% due 08/06/2008		36,000	35,897
San Paolo U.S. Financial Co.
2.500% due 07/10/2008		500	500
2.770% due 09/17/2008		72,900	72,454
2.770% due 09/24/2008		30,000	29,798
Santander U.S. Debt S.A. Unipersonal
2.750% due 09/30/2008		12,700	12,607
Societe General N.A.
2.650% due 07/08/2008		12,000	11,994
2.650% due 08/06/2008		460,400	459,180
2.650% due 08/08/2008		52,400	52,253
2.860% due 08/06/2008		36,000	35,897
Stadshypotek, Inc.
2.520% due 08/01/2008		160,900	160,551
Svenska Handelsbanken AB
2.530% due 07/11/2008		12,600	12,591
2.590% due 07/07/2008		99,100	99,057
UBS Finance Delaware LLC
2.500% due 07/16/2008		11,000	10,989
2.515% due 08/05/2008		309,500	308,743
2.550% due 07/14/2008		36,565	36,531
2.570% due 07/14/2008		63,000	62,942
2.625% due 09/02/2008		36,000	35,827
2.630% due 07/14/2008		400	400
2.645% due 09/03/2008		9,500	9,454
2.830% due 09/25/2008		54,050	53,680
2.845% due 09/30/2008		76,700	76,140
Unicredito Italiano SpA
2.700% due 07/25/2008		58,700	58,594
3.080% due 09/16/2008		76,000	75,542
Westpac Banking Corp.
2.600% due 09/09/2008		36,100	35,905
2.710% due 08/06/2008		36,000	35,902

			5,160,813

Repurchase Agreements 0.3%
Deutsche Bank AG
1.500% due 07/01/2008		48,700	48,700
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $49,616. Repurchase proceeds are $48,702.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		3,698	3,698
(Dated 06/30/2008. Collateralized by Freddie Mac 5.352% due 12/17/2038 valued at $3,776. Repurchase proceeds are $3,698.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		725	725
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $740. Repurchase proceeds are $725.)

			53,123

U.S. Treasury Bills 2.1%
1.803% due 08/28/2008 - 09/25/2008 (b)(d)(e)(f)		324,325	322,617

Total Short-Term Instruments (Cost $5,788,584)			5,787,805

Purchased Options (i) 0.2% (Cost $14,904)			33,884
Total Investments 181.9% (Cost $27,207,744)			$28,519,983
Written Options (j) (0.7%) (Premiums $74,799)			(108,874)
Other Assets and Liabilities (Net) (81.2%)			(12,736,651)

Net Assets 100.0%			$15,674,458

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $160,844 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $83,453 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(f) Securities with an aggregate market value of $1,989 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(g) Cash of $81,308 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	791	$(2,889)
90-Day Euribor June Futures	Long	06/2009	2,386	(10,755)
90-Day Euribor March Futures	Long	03/2009	831	(3,761)
90-Day Euribor September Futures	Long	09/2008	432	(1,912)
90-Day Euribor September Futures	Long	09/2009	1,030	(4,530)
90-Day Eurodollar December Futures	Short	12/2008	588	1,312
90-Day Eurodollar December Futures	Long	12/2009	2,052	(1,732)
90-Day Eurodollar June Futures	Long	06/2009	6,780	12,112
90-Day Eurodollar March Futures	Long	03/2009	4,152	11,615
90-Day Eurodollar March Futures	Long	03/2010	903	(767)
90-Day Eurodollar September Futures	Long	09/2008	1,077	(197)
90-Day Eurodollar September Futures	Long	09/2009	4,841	5,777
Euro-Bobl September Futures	Short	09/2008	564	1,271
Euro-Bobl September Futures Call Options Strike @ EUR 117.500	Long	09/2008	330	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	4,979	9,790
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 119.500	Long	09/2008	2,500	0
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 126.000	Long	09/2008	403	0
Euro-Schatz September Futures	Short	09/2008	1,605	1,472
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	624	0
Euro-Schatz September Futures Call Options Strike @ EUR 108.500	Long	09/2008	52	0
Japan Government 10-Year Bond September Futures	Short	09/2008	46	(815)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	7,222	2,303
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,353	(6,710)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(161)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	989	(2,333)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	(2,027)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2,793	(3,719)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	(165)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	578	1,705

				$4,884

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	Buy	(0.600%)	06/20/2015	JPM	$7,500	$73
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	GSC	4,100	58
AutoZone, Inc. 6.950% due 06/15/2016	Buy	(1.110%)	06/20/2016	BOA	10,000	(37)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	5,800	(75)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	8,500	(111)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	8,200	(238)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%)	03/20/2018	JPM	8,000	(721)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP	7,000	(582)
Black & Decker Corp. 5.750% due 11/15/2016	Buy	(1.020%)	12/20/2016	BOA	5,000	92
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%)	06/20/2017	BCLY	2,500	34
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	3,100	(104)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	4,200	(135)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	CSFB	3,700	(115)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	CITI	5,000	(112)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	GSC	2,000	(44)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	LEH	500	(11)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	CSFB	2,300	(36)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%	03/20/2013	CITI	1,200	(1)
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(1.010%)	06/20/2018	DUB	3,000	94
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(1.000%)	06/20/2018	BNP	1,000	32
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.950%)	06/20/2018	DUB	3,000	107
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.850%)	06/20/2018	UBS	4,600	197
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	Buy	(0.940%)	06/20/2017	RBS	5,000	24
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	CITI	6,300	58
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%)	03/20/2018	LEH	2,500	(114)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	GSC	4,400	64
Consolidated Natural Gas Co. 5.000% due 03/01/2014	Buy	(0.590%)	03/20/2014	UBS	1,000	2
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%)	06/20/2015	JPM	1,900	50
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%)	03/20/2018	BOA	10,000	237
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%)	03/20/2018	CSFB	5,000	278
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	4,000	(21)
Fannie Mae 5.250% due 08/01/2012	Sell	1.410%	03/20/2013	RBS	15,000	(72)
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%	03/20/2013	BNP	2,500	6
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	GSC	22,600	(395)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	BCLY	3,000	(712)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	8,500	(2,019)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	3,300	(780)
Freddie Mac 5.875% due 03/21/2011	Sell	1.580%	03/20/2013	BNP	10,000	24
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB	1,600	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	4,000	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	12/20/2009	BOA	5,100	(25)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%	03/20/2013	BCLY	22,200	(535)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%)	09/20/2008	GSC	6,000	100
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	DUB	2,800	54
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	BCLY	9,100	(241)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	LEH	13,500	(357)
GMAC LLC 6.875% due 08/28/2012	Sell	3.100%	06/20/2011	BOA	3,500	(974)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	UBS	1,000	(260)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	MSC	5,200	(1,208)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	CITI	200	55
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%)	09/20/2012	MLP	9,400	2,611
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	BCLY	3,200	(1,003)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	11,300	(3,543)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012	JPM	3,000	(797)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%	09/20/2012	JPM	3,000	(794)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	6,300	(1,467)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%	09/20/2012	LEH	10,000	(2,226)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%	09/20/2012	MSC	10,000	(2,226)
GMAC LLC 6.875% due 08/28/2012	Sell	7.550%	09/20/2012	JPM	10,000	(2,216)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%)	03/20/2018	BNP	7,500	226
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	LEH	7,000	(164)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	6,100	(138)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	BEAR	7,100	(159)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	MLP	4,000	(89)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%	09/20/2012	RBS	2,000	(42)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	MSC	6,800	(139)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%)	03/20/2016	LEH	2,500	(61)
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	5,000	(8)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	DUB	36,000	(36)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%)	12/20/2013	DUB	1,700	94
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.540%)	12/20/2013	BCLY	8,000	465
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%)	03/20/2018	RBS	2,000	3
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%)	03/20/2018	GSC	4,000	86
Kraft Foods, Inc. 6.125% due 08/23/2018	Buy	(1.040%)	06/20/2018	BOA	1,300	11
Kraft Foods, Inc. 6.125% due 08/23/2018	Buy	(0.980%)	06/20/2018	CITI	2,000	27
Kroger Co. 4.950% due 01/15/2015	Buy	(0.595%)	03/20/2015	MSC	13,800	110
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	BNP	7,800	91
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%)	09/20/2017	BOA	5,000	(44)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	6,400	(502)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	8,600	(663)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	BNP	3,600	(252)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%	09/20/2012	JPM	3,700	(253)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	2,700	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	BNP	2,900	(173)
Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%)	09/20/2017	MSC	2,000	(34)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	Buy	(2.000%)	03/20/2012	JPM	1,500	8
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%)	09/20/2017	DUB	2,000	48
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	CSFB	8,500	574
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	GSC	14,400	972
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%)	12/20/2012	MSC	13,600	924
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%)	09/20/2015	BOA	2,500	(55)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	BCLY	3,800	249
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	BOA	6,700	440
Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%)	12/20/2012	MSC	15,000	990
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	DUB	14,400	962
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	BCLY	200	12
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	JPM	3,500	215
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	JPM	9,500	586
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%)	12/20/2012	LEH	5,000	312
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%)	03/20/2013	BNP	8,000	361
Merrill Lynch & Co., Inc. 6.400% due 08/28/2017	Buy	(1.350%)	09/20/2017	JPM	5,000	250
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%)	12/20/2017	LEH	4,000	495
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	12,000	18
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.630%)	03/20/2018	DUB	5,000	93
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	4,200	83
Nisource Finance Corp. 6.800% due 01/15/2019	Buy	(1.470%)	03/20/2019	MSC	6,000	70
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	GSC	17,900	512
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	GSC	11,100	322
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	MSC	6,600	116
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%)	12/20/2017	CSFB	4,000	16
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	BCLY	26,000	(17)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	MSC	8,800	(6)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.830%)	06/20/2014	JPM	3,000	(13)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	Buy	(0.570%)	06/20/2013	CITI	1,500	9
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	Buy	(0.550%)	06/20/2013	LEH	1,500	11
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	2,000	1
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	BCLY	17,700	12
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	LEH	17,100	13
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%)	06/20/2017	BCLY	2,000	48
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%)	06/20/2013	BCLY	800	2
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%)	06/20/2013	CITI	12,000	34
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	CITI	100	(30)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	DUB	18,800	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	BCLY	17,700	(9)
Ryder System, Inc. 6.000% due 03/01/2013	Buy	(0.850%)	03/20/2013	BOA	6,900	54
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	BNP	8,100	87
Sempra Energy 6.150% due 06/15/2018	Buy	(0.580%)	06/20/2018	BOA	3,000	24
Sempra Energy 6.150% due 06/15/2018	Buy	(0.550%)	06/20/2018	DUB	1,500	16
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	BOA	7,100	140
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	GSC	12,000	(130)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%	03/20/2009	UBS	25,000	224
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	MSC	6,400	118
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%)	03/20/2018	GSC	4,000	(132)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%)	06/20/2018	GSC	2,500	30
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.530%)	06/20/2018	JPM	7,500	102
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	MSC	6,900	6
Tyco Electronics Group S.A. 6.550% due 10/01/2017	Buy	(0.950%)	12/20/2017	DUB	3,500	(25)
Tyco International Group S.A. 6.000% due 11/15/2013	Buy	(0.750%)	12/20/2013	BOA	8,000	65
Tyco International Ltd. 7.000% due 12/15/2019	Buy	(1.120%)	12/20/2019	BOA	11,000	229
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	3,000	(14)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	7,000	(33)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	BCLY	17,700	(79)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	DUB	18,800	(83)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%)	06/20/2017	LEH	5,000	124
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	LEH	3,100	27
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%)	12/20/2017	BOA	4,000	121
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%)	06/20/2016	LEH	2,500	41
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	9,600	(36)
Weatherford International Ltd. 5.500% due 02/15/2016	Buy	(0.560%)	03/20/2016	BOA	5,000	118
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	BNP	7,100	137

						$(12,172)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$17,710	$1,184
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	63,060	4,438
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BCLY	12,870	545
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BOA	54,846	3,154
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	19,800	813
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	MLP	55,836	2,351
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	MSC	6,336	288
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	UBS	135,531	2,757
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	47,300	(3,386)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%	12/20/2012	GSC	4,200	199
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	3,100	162
Dow Jones CDX N.A. HY9 Index	Sell	6.570%	12/20/2012	MSC	16,900	921
Dow Jones CDX N.A. HY9 Index	Sell	6.690%	12/20/2012	MLP	8,700	515
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BOA	37,200	1,104
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	106,200	4,052
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	130,600	1,405
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	CITI	24,200	256
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	2,000	20
Dow Jones CDX N.A. IG9 Index	Sell	1.130%	12/20/2012	MSC	3,400	23
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%)	12/20/2017	BCLY	16,900	856
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%)	12/20/2017	GSC	6,300	319
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	232,100	7,168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	38,100	1,337
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	50,400	1,759
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	17,600	614
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	34,000	1,174
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	123,500	3,329
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	38,200	119
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	183,400	531
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	224,700	738
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	233,500	1,223
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	BOA	6,300	315
Home Equity Index A Rating 2007-1	Sell	0.640%	08/25/2037	LEH	4,000	(1,065)

						$39,218

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	$(1,368)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		476,700	(1,459)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$56,700	(166)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		63,000	(286)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		5,300	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		463,800	(1,111)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		44,500	(195)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		34,200	155
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		125,500	593
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,500	(11)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		30,000	(19)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		15,500	(53)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		35,900	(62)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		207,700	3,613
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		36,000	673
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		6,000	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,800	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		54,000	(61)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		231,500	(572)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		393,061	2,250
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		65,000	296
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(6,928)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		400	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		800	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		60,200	(400)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		298,500	(4,173)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		64,500	(522)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		76,800	(8,535)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	754
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		337,000	(9,710)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP	EUR	30,000	(689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		32,700	(703)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		4,900	(103)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		23,700	(519)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		21,200	(707)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		25,900	(1,036)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		39,400	(1,327)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		46,200	(2,459)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		66,900	(3,419)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		71,500	(3,611)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		6,000	(354)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,500	(501)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,500	(315)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		36,300	(2,004)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,700	(273)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		13,600	(663)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,600	(389)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(204)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,400	(2,599)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(543)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		40,000	(1,633)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		32,700	(1,662)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		45,000	(2,178)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		26,000	(309)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		25,000	(242)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	(1,468)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		163,800	(1,544)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		6,600	(88)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		197,500	(2,583)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		33,400	(446)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		105,900	(1,359)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		606,900	(1,575)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,600	1,103
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	740
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		19,300	919
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		20,400	976
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,100	559
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	(3,756)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	(3,754)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	LEH		32,400	4,482
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		34,400	1,431
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		53,300	65
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,500	238
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	(1,261)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	(4,851)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	(936)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	(1,415)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(2,721)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	(462)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(241)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(3,938)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	(3,519)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		27,300	1,528
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		7,000	443
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,500	2,908
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		9,400	249
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	1,567
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	184
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	5,194
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	352
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		2,420,000	(257)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		9,380,000	(1,050)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		10,020,000	(1,135)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	167,000	(928)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		124,500	(1,024)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	61,000	(1,053)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		46,000	(2,931)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		274,400	(16,843)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		157,500	(7,252)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		5,000	(125)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(109)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		329,900	(8,736)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		46,800	(1,270)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	26,000	(309)
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(1,792)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(1,508)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		7,200	(50)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(4,469)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		7,500	(749)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		24,200	(2,627)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		39,100	(4,651)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		8,000	(1,455)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		11,800	(1,948)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		4,250	(678)
Pay	United Kingdom RPI Index	3.488%	12/06/2027	RBS		4,500	(654)

							$(132,334)

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Expiration Date	Counterparty	Units	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas November Futures	$(8.390)	10/28/2009	JPM	7,230	$(26,264)
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	4,610	(16,039)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	7,230	26,392
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	4,610	16,221
Receive	NYMEX Gasoline January Futures	252.000	12/31/2008	MSC	20,979	17,004
Pay	NYMEX WTI Crude January Futures	(103.740)	12/31/2008	MSC	500	(18,521)
Pay	NYMEX WTI Crude January Futures	(124.660)	12/31/2008	MSC	249	(4,086)
Receive	NYMEX WTI Crude January Futures	298.000	12/31/2008	MSC	10,445	3,723

						$(1,570)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	ABN	1,014,394	$(1,757)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	AIG	2,392,767	4,142
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	AIG	7,358,541	(14,562)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	09/26/2008	BCLY	3,945,374	(6,825)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	CSFB	132,323	(229)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	GSC	2,496,765	(2,774)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	JPM	972,262	(1,385)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	LEH	5,651,589	(4,496)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MLP	1,821,670	(3,145)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MSC	10,399,247	17,952
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MSC	13,704,359	(24,443)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	UBS	781,421	(1,351)

						$(38,873)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Counterparty	Underlying Asset	Pay/Receive Variance(4)	Strike Price	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
GSC	NYMEX WTI Crude August Futures	Pay	$0.232	07/17/2008	$8,400	$651
GSC	NYMEX WTI Crude December Futures	Pay	0.101	11/16/2010	13,230	(145)
GSC	NYMEX Natural Gas December Futures	Pay	0.069	11/23/2010	15,600	92

						$598

(4)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i) Purchased options outstanding on June 30, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	502	$4,428	$20,697

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	3,400	$115	$54
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	1,555	28	13
Call - CBOT U.S. Treasury 10-Year Note September Futures	138.000	08/22/2008	5,400	98	89
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	890	16	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	148.000	08/22/2008	3,500	63	58
Call - CBOT U.S. Treasury 30-Year Bond September Futures	149.000	08/22/2008	3,263	59	54
Call - CBOT U.S. Treasury 30-Year Bond September Futures	150.000	08/22/2008	3,910	71	64
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/22/2008	1,090	20	16
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	3,050	55	46

				$525	$409

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$825
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,100	204	89
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	60
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	46
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	212
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	253	167

							$3,104	$1,398

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	56,200	$2,961	$9,230
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,047
Call - OTC U.S. dollar versus Japanese yen	JPY	111.000	12/01/2008		$31,000	561	40

						$6,483	$11,317

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2038	$86.000	09/04/2008	$208,000	$24	$10
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	98.000	07/01/2008	500,000	39	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	98.500	08/04/2008	675,000	53	53
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	99.500	07/07/2008	300,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	103.000	07/07/2008	650,000	51	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	104.000	07/07/2008	550,000	43	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	109.500	07/01/2008	980,000	77	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	114.000	07/01/2008	700,000	55	0

				$364	$63

(j) Written options outstanding on June 30, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$22,782

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	4,518	$4,277	$2,665
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	1,659	1,540	1,817
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	1,124	1,366	594
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	1,158	1,320	417
Call - OTC DJAIGTR February Futures	230.000	02/12/2009	50,000,000	1,263	5,070
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	6,391
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	3,204
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	3,401	13,311
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	2,255	1,700	721
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	1,148	1,253	605
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	568	300	71
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	1,510
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	802
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	5,657	1,351
Put - OTC GSCI December Futures	82.000	12/19/2008	89,000,000	178	41

				$27,609	$38,570

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$71,000	$1,890	$3,251
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	71,000	1,890	305
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	75,700	1,995	1,144
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	56
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	65
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,000	1,303	2,906
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	15
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	3,584
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	19
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	52,000	1,305	2,381
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	52,000	1,258	223
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	3,054
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,820
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	6,005
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	32
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,900	2,809	4,345
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,900	1,907	407
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	84
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	65
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	37,200	934	1,703
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	37,200	900	160
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	297
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	183
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	191,000	5,477	9,115
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	5,432

							$42,249	$46,649

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	100.000	12/01/2008	$31,000	$513	$873

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	2.653%	02/17/2009	01/07/2008	$95,000	$163,926	1.04%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	26,800	25,264	0.16%
Rabobank Nederland	4.851%	07/22/2008	06/08/2007	200,000	429,005	2.74%
Svensk ExportKredit AB	0.000%	11/25/2008	10/19/2007	150,000	283,158	1.81%

				$471,800	$901,353	5.75%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
Fannie Mae	5.000%	07/01/2038	$5,000	$4,782	$4,793
Fannie Mae	5.500%	07/01/2038	14,400	14,111	14,195
Fannie Mae	6.000%	07/01/2038	154,700	154,869	156,078
Freddie Mac	5.000%	07/01/2038	417,100	397,027	399,699
Freddie Mac	6.000%	07/01/2038	48,000	48,330	48,488
Treasury Inflation Protected Securities	1.750%	01/15/2028	140,432	130,534	133,536
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,859	4,123	4,182
U.S. Treasury Bonds	2.625%	07/15/2017	4,172	4,546	4,612
U.S. Treasury Bonds	4.375%	02/15/2038	357,100	336,933	355,218
U.S. Treasury Bonds	4.750%	02/15/2037	55,200	55,349	58,326
U.S. Treasury Bonds	5.000%	05/15/2037	291,200	301,732	316,265
U.S. Treasury Notes	2.125%	04/30/2010	240,600	236,840	240,053
U.S. Treasury Notes	2.500%	03/31/2013	87,400	83,373	85,045
U.S. Treasury Notes	3.125%	04/30/2013	51,100	49,793	51,064
U.S. Treasury Notes	3.250%	12/31/2009	183,500	184,631	186,151
U.S. Treasury Notes	3.500%	02/15/2018	201,800	191,823	197,462
U.S. Treasury Notes	3.625%	12/31/2012	28,950	29,508	29,450
U.S. Treasury Notes	3.875%	05/15/2018	91,450	88,591	91,430
U.S. Treasury Notes	4.000%	02/15/2015	16,000	16,400	16,729
U.S. Treasury Notes	4.125%	08/31/2012	49,100	50,235	51,666
U.S. Treasury Notes	4.125%	05/15/2015	6,750	7,002	7,030
U.S. Treasury Notes	4.250%	11/15/2017	101,950	102,829	104,931
U.S. Treasury Notes	4.750%	05/15/2014	61,700	64,754	66,725
U.S. Treasury Notes	4.750%	08/15/2017	80,800	84,327	87,381
U.S. Treasury Notes	4.875%	05/31/2011	22,200	23,185	23,575
U.S. Treasury Notes	5.125%	05/15/2016	168,300	183,676	185,097

				$2,849,303	$2,919,181

(5)	Market value includes $21,377 of interest payable on short sales.

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,985	07/2008	$0	$(56)	$(56)
Buy	BRL	328,638	07/2008	27,093	0	27,093
Sell		328,638	07/2008	0	(12,921)	(12,921)
Buy		352,092	12/2008	18,678	0	18,678
Sell		174,709	12/2008	0	(8,395)	(8,395)
Sell	CAD	24,358	08/2008	197	0	197
Sell	CHF	11,295	09/2008	0	(206)	(206)
Buy	CNY	46,765	03/2009	511	0	511
Sell		46,765	03/2009	0	(446)	(446)
Sell	EUR	119,622	07/2008	0	(1,928)	(1,928)
Sell	GBP	145,569	08/2008	0	(1,600)	(1,600)
Buy	JPY	12,665,146	07/2008	1,818	0	1,818
Sell		41,589,506	07/2008	0	(6,497)	(6,497)
Buy	KRW	2,100,602	08/2008	0	(208)	(208)
Sell		2,100,602	08/2008	44	0	44
Buy	MXN	1,843,059	07/2008	13,439	0	13,439
Sell		1,843,059	07/2008	0	(9,388)	(9,388)
Buy		210,560	11/2008	195	0	195
Buy	MYR	39,011	11/2008	0	(204)	(204)
Buy		47,988	02/2009	0	(304)	(304)
Buy	PHP	729,573	08/2008	0	(1,723)	(1,723)
Buy	PLN	149,025	07/2008	15,307	0	15,307
Sell		149,025	07/2008	0	(1,342)	(1,342)
Buy		149,025	05/2009	1,331	0	1,331
Buy	RUB	14,028	07/2008	43	0	43
Sell		14,028	07/2008	0	(9)	(9)
Buy		2,151,495	11/2008	4,041	0	4,041
Sell		830,201	11/2008	0	(2,151)	(2,151)
Buy		14,028	05/2009	13	0	13
Sell	SEK	14,781	09/2008	0	(11)	(11)
Buy	SGD	83,829	11/2008	601	0	601

				$83,311	$(47,389)	$35,922

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$28,495,386	$24,597	$28,519,983
Other Financial Instruments++	4,884	(2,977,541)	(138,348)	(3,111,005)

Total	$4,884	$25,517,845	$(113,751)	$25,408,978

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$28,310	$(34,184)	$0	$38,869	$(8,398)	$24,597
Other Financial Instruments++	(132,025)	36,412	0	(43,278)	543	(138,348)

Total	$(103,715)	$2,228	$0	$(4,409)	$(7,855)	$(113,751)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Convertible Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Berry Plastics Holding Corp.
9.728% due 06/05/2014	$188	$170
Daimler Finance North America LLC
6.780% due 08/03/2012	1,985	1,644
Verso Paper Holdings LLC
8.709% due 02/01/2013	134	129

Total Bank Loan Obligations (Cost $2,259)		1,943

CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.4%
American Express Co.
7.000% due 03/19/2018	3,025	3,072
Bank of America Corp.
8.125% due 12/29/2049	1,500	1,420
Citigroup Capital XXI
8.300% due 12/21/2057	1,000	949
Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000	1,964
Citigroup, Inc.
8.400% due 04/29/2049	1,000	952
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	2,725	2,624
6.150% due 04/01/2018	650	633
6.750% due 10/01/2037	225	207
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017	2,500	2,662
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,825	1,742
UBS AG
5.750% due 04/25/2018	1,850	1,771
Wachovia Corp.
7.980% due 12/31/2049	3,000	2,763
Wells Fargo Capital XIII
7.700% due 12/29/2049	7,000	6,968

		27,727

Industrials 1.9%
Allison Transmission, Inc.
11.000% due 11/01/2015	2,750	2,475
Berry Plastics Holding Corp.
8.875% due 09/15/2014	150	130
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	1,000	661
Continental Airlines, Inc.
9.798% due 04/01/2021	226	181
First Data Corp.
9.875% due 09/24/2015	2,675	2,331
Freescale Semiconductor, Inc.
6.651% due 12/15/2014	425	338
9.125% due 12/15/2014 (a)	475	372
NPC International, Inc.
9.500% due 05/01/2014	300	261
Qwest Communications International, Inc.
6.176% due 02/15/2009	575	575
Spansion, Inc.
5.807% due 06/01/2013	500	368
West Corp.
9.500% due 10/15/2014	500	452

		8,144

Utilities 0.7%
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	242
Telesat Canada/Telesat LLC
11.000% due 11/01/2015	1,700	1,708
12.500% due 11/01/2017	1,300	1,294

		3,244

Total Corporate Bonds & Notes (Cost $40,787)		39,115

CONVERTIBLE BONDS & NOTES 55.1%
Banking & Finance 4.2%
Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	1,904
Countrywide Financial Corp.
0.000% due 04/15/2037	1,250	1,211
Deutsche Bank AG
0.000% due 03/23/2009	5,000	2,200
0.450% due 08/31/2012	2,000	2,741
Forest City Enterprises, Inc.
3.625% due 10/15/2011	2,730	2,266
Morgan Stanley
1.700% due 10/15/2012	1,000	1,264
ProLogis
1.875% due 11/15/2037	1,000	870
Prudential Financial, Inc.
1.146% due 12/15/2037	6,000	5,768

		18,224

Industrials 48.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	9,550	6,064
Alliant Techsystems, Inc.
2.750% due 09/15/2011	1,500	1,819
American Tower Corp.
3.000% due 08/15/2012	890	1,858
Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	2,200	1,810
Anixter International, Inc.
1.000% due 02/15/2013	1,400	1,544
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	2,475	2,503
ArvinMeritor, Inc.
4.625% due 03/01/2026	2,500	2,109
BioMarin Pharmaceuticals, Inc.
1.875% due 04/23/2017	1,500	2,368
Cameron International Corp.
2.500% due 06/15/2026	1,900	3,213
Carnival Corp.
2.000% due 04/15/2021	1,400	1,433
Cephalon, Inc.
0.000% due 06/15/2033	1,300	1,622
Charter Communications, Inc.
6.500% due 10/01/2027	300	141
Chesapeake Energy Corp.
2.250% due 12/15/2038	4,600	5,307
2.500% due 05/15/2037	4,000	7,115
Ciena Corp.
0.875% due 06/15/2017	800	646
Comcast Holdings Corp.
2.000% due 11/15/2029	6	218
Devon Energy Corp.
4.900% due 08/15/2008	1,150	2,142
DST Systems, Inc.
4.125% due 08/15/2023	1,000	1,252
Electronic Data Systems Corp.
3.875% due 07/15/2023	650	652
EMC Corp.
1.750% due 12/01/2011	5,000	5,719
Fisher Scientific International, Inc.
3.250% due 03/01/2024	3,500	5,311
Fluor Corp.
1.500% due 02/15/2024	775	2,582
Ford Motor Co.
4.250% due 12/15/2036	6,775	4,963
Gannett Co., Inc.
2.241% due 07/15/2037	6,000	6,023
General Cable Corp.
1.000% due 10/15/2012	1,300	1,290
Genzyme Corp.
1.250% due 12/01/2023	2,000	2,222
Gilead Sciences, Inc.
0.625% due 05/01/2013	2,000	2,970
Halliburton Co.
3.125% due 07/15/2023	1,300	3,689
Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	2,450	2,340
Intel Corp.
2.950% due 12/15/2035	4,000	3,915
International Game Technology, Inc.
2.600% due 12/15/2036	2,900	2,798
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	1,100	1,119
Invitrogen Corp.
2.000% due 08/01/2023	900	1,126
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	2,000	1,758
L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	3,700	4,112
Lamar Advertising Co.
2.875% due 12/31/2010	1,750	1,732
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,000	894
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	3,700	3,168
Linear Technology Corp.
3.000% due 05/01/2027	2,800	2,684
Lockheed Martin Corp.
2.426% due 08/15/2033	1,725	2,354
Medtronic, Inc.
1.250% due 09/15/2021	550	551
1.625% due 04/15/2013	7,975	8,563
Microchip Technology, Inc.
2.125% due 12/15/2037	800	826
Micron Technology, Inc.
1.875% due 06/01/2014	1,200	852
Millipore Corp.
3.750% due 06/01/2026	2,600	2,629
Mylan, Inc.
1.250% due 03/15/2012	8,600	7,245
Nortel Networks Corp.
1.750% due 04/15/2012	3,100	2,337
2.125% due 04/15/2014	6,950	4,691
NovaMed, Inc.
1.000% due 06/15/2012	1,800	1,370
Peabody Energy Corp.
4.750% due 12/15/2041	2,000	3,312
Placer Dome, Inc.
2.750% due 10/15/2023	1,700	3,241
Qwest Communications International, Inc.
3.500% due 11/15/2025	13,800	13,645
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	4,000	4,040
Roper Industries, Inc.
1.481% due 01/15/2034 (i)	1,800	1,490
SanDisk Corp.
1.000% due 05/15/2013	4,500	3,111
Schlumberger Ltd.
2.125% due 06/01/2023	1,050	2,839
Scientific Games Corp.
0.750% due 12/01/2024	1,000	1,178
Spansion, Inc.
2.250% due 06/15/2016	2,000	897
St. Jude Medical, Inc.
1.220% due 12/15/2008	2,000	1,990
2.800% due 12/15/2035	250	250
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,638
Symantec Corp.
1.000% due 06/15/2013	4,000	4,635
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	10,800	12,056
Transocean, Inc.
1.500% due 12/15/2037	8,000	9,140
Ventas, Inc.
3.875% due 11/15/2011	1,700	1,864
Virgin Media, Inc.
6.500% due 11/15/2016	2,000	2,075
Wyeth
3.581% due 01/15/2024	4,301	4,414
Xilinx, Inc.
3.125% due 03/15/2037	2,300	2,185
YRC Worldwide, Inc.
3.375% due 11/25/2023	4,500	3,308

		212,957

Utilities 2.0%
CMS Energy Corp.
2.875% due 12/01/2024	1,500	1,776
Covanta Holding Corp.
1.000% due 02/01/2027	1,000	1,066
Lucent Technologies, Inc.
2.875% due 06/15/2023	5,089	4,663
Time Warner Telecom, Inc.
2.375% due 04/01/2026	1,000	1,064

		8,569

Total Convertible Bonds & Notes (Cost $250,599)		239,750

MUNICIPAL BONDS & NOTES 0.1%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	321

Total Municipal Bonds & Notes (Cost $320)		321

	Shares
COMMON STOCKS 2.4%
Celgene Corp. (b)	10,000	639
Citizens Communications Co.	40,000	454
CSX Corp.	7,600	477
DaVita, Inc. (b)	5,700	303
Ferrellgas Partners-LP	5,000	98
Huntsman Corp.	50,000	570
News Corp. ‘B’	48,600	746
Pride International, Inc. (b)	82,000	3,878
Public Service Enterprise Group, Inc.	8,180	376
SandRidge Energy, Inc. (b)	10,000	646
Time Warner, Inc.	50,000	740
U.S. Bancorp	35,900	1,001
Windstream Corp.	34,800	429

Total Common Stocks (Cost $10,772)		10,357

CONVERTIBLE PREFERRED STOCKS 23.7%
Banking & Finance 11.1%
American International Group, Inc.
8.500% due 08/01/2011	153,000	9,071
Bank of America Corp.
7.250% due 12/31/2049	21,000	18,564
Legg Mason, Inc.
7.000% due 06/30/2011	55,000	2,312
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049	9,000	7,240
8.160% due 05/30/2009	10,000	569
Wachovia Corp.
7.500% due 12/31/2049	8,500	7,526
Washington Mutual Capital Trust
5.375% due 05/03/2041	125,000	3,000

		48,282

CONSUMER DISCRETIONARY 1.7%
Celanese Corp.
4.250% due 12/31/2049	38,000	2,219
General Motors Corp.
6.250% due 07/15/2033	362,000	4,910

		7,129

CONSUMER SERVICES 4.5%
AMG Capital Trust II
5.150% due 10/15/2037	50,000	1,759
Citigroup, Inc.
6.500% due 12/31/2049	165,000	7,219
Fannie Mae
5.375% due 12/31/2049	49	2,952
8.750% due 05/13/2011	30,000	1,149
MetLife, Inc.
6.375% due 02/15/2009	112,000	2,982
Simon Property Group, Inc.
6.000% due 12/31/2049	5,400	396
SLM Corp.
7.250% due 12/15/2010	2,000	1,963
Washington Mutual, Inc.
7.750% due 12/31/2049	2,000	1,173

		19,593

Energy 2.2%
CMS Energy Corp.
4.500% due 12/31/2049	5,000	392
El Paso Corp.
4.990% due 12/31/2049	2,375	4,094
Entergy Corp.
7.625% due 02/17/2009	23,000	1,624
NRG Energy, Inc.
4.000% due 12/31/2049	1,475	3,211
5.750% due 03/16/2009	1,000	365

		9,686

Healthcare 0.6%
Schering-Plough Corp.
6.000% due 08/13/2010	14,000	2,677

Industrials 3.6%
Archer-Daniels-Midland Co.
6.250% due 06/01/2011	25,000	1,096
Bunge Ltd.
5.125% due 12/01/2010	1,500	1,509
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	70,500	11,835
Mylan, Inc.
6.500% due 11/15/2010	1,500	1,320

		15,760

Total Convertible Preferred Stocks (Cost $120,134)		103,127

EXCHANGE-TRADED FUNDS 2.9%
Standard & Poors Depository Receipts Trust Series I	100,000	12,798

Total Exchange-Traded Funds (Cost $13,516)		12,798

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.1%
Certificates of Deposit 0.3%
Unicredito Italiano NY
3.071% due 05/18/2009	$1,300	1,297

Commercial Paper 4.4%
Intesa Funding LLC
2.750% due 09/09/2008	10,500	10,443
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	8,800	8,745

		19,188

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.650% due 07/01/2008	2,126	2,126
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,172. Repurchase proceeds are $2,126.)

U.S. Treasury Bills 0.9%
1.828% due 09/11/2008 - 09/25/2008 (c)(d)	4,000	3,979

Total Short-Term Instruments (Cost $26,598)		26,590

Total Investments 99.7% (Cost $464,985)		$434,001
Written Options (h) (0.1%) (Premiums $611)		(282)
Other Assets and Liabilities (Net) 0.4%		1,703

Net Assets 100.0%		$435,422

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) Non-income producing security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $3,979 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $15,778 at a weighted average interest rate of 2.522%. On June 30, 2008, there were no open reverse repurchase agreements.

(f) Cash of $1,181 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	195	$13
90-Day Eurodollar March Futures	Long	03/2009	195	18
90-Day Eurodollar September Futures	Long	09/2009	166	(101)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	38	(54)

				$(124)

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250% due 06/15/2015	Buy	(3.750%)	06/20/2013	CSFB	$1,000	$29
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.050%	06/20/2013	RBS	4,000	(21)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(2.210%)	06/20/2017	RBS	2,300	41
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%	09/20/2012	DUB	2,000	(301)
Countrywide Financial Corp. floating rate based on 3-Month USD-LIBOR plus 3.500% due 04/15/2037	Buy	(3.400%)	12/20/2008	MLP	1,250	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	MSC	450	(38)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%)	06/20/2013	GSC	1,000	(9)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	2,000	(47)
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%)	12/20/2009	CSFB	1,000	39
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%	12/20/2009	DUB	1,000	(34)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%)	08/20/2008	CITI	3,000	6
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%)	09/20/2008	CITI	3,000	9
Georgia-Pacific LLC 7.750% due 11/15/2029	Buy	(4.850%)	09/20/2013	BOA	2,000	(6)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	5.000%	09/20/2013	CITI	2,000	26
GMAC LLC 6.875% due 08/28/2012	Sell	4.650%	09/20/2008	MLP	450	(8)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	250	(14)
GMAC LLC 6.875% due 08/28/2012	Buy	(8.000%)	03/20/2009	MSC	2,200	95
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%	03/20/2009	JPM	2,200	(85)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.800%)	05/15/2009	MLP	4,667	456
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	06/20/2009	LEH	2,400	129
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MSC	2,400	(98)
HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%)	03/20/2010	GSC	1,000	12
HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%	03/20/2012	GSC	1,000	(23)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%	09/20/2008	LEH	2,500	0
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%	09/20/2012	CITI	600	(11)
HCA, Inc. 9.125% due 11/15/2014	Sell	2.400%	06/20/2014	CITI	400	(9)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%)	03/20/2010	BCLY	500	28
Mirant North America LLC 7.375% due 12/31/2013	Buy	(3.600%)	06/20/2013	GSC	4,000	38
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	LEH	750	39
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.950%	09/20/2012	CITI	1,500	(112)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.550%)	09/20/2014	CITI	750	63
Pride International, Inc. 3.125% convertible until 05/01/2033	Sell	0.700%	09/20/2008	CSFB	1,000	0
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.600%	03/20/2011	GSC	5,000	(83)
Qwest Capital Funding, Inc. 7.900% due 08/15/2010	Buy	(2.650%)	08/15/2010	LEH	5,500	99
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%	06/20/2012	CITI	150	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	1.350%	06/20/2010	BOA	1,400	(107)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%	09/20/2013	DUB	150	(2)
SUPERVALU, Inc. 0.000% convertible until 11/02/2031	Sell	0.400%	09/20/2008	BOA	1,000	(2)
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%)	03/20/2009	UBS	50	0
Texas Competitive Electric Holdings Co. LLC 10.250% due 11/01/2015	Sell	5.800%	06/20/2013	GSC	4,000	(13)
Weyerhaeuser Co. 7.125% due 07/15/2023	Buy	(1.740%)	09/20/2013	MLP	4,000	78

						$154

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.750%	12/20/2010	GSC	$12,000	$(296)
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	8,500	462
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	MLP	3,960	216
Dow Jones CDX N.A. HY9 Index	Sell	3.200%	12/20/2012	JPM	7,500	(575)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	2,400	(172)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	400	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	6,400	22
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	1,200	5
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	1,100	4

						$(332)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	5,000	$(3)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		6,000	(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		$20,800	(100)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		31,000	(143)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		19,000	(65)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		15,000	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		800	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,800	29
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		17,900	26
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		5,800	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		3,200	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		5,000	(174)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		2,600	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		13,200	(146)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		200	(1)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	1,400	39
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	8,200	(553)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		800	(51)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		7,200	(423)

							$(1,648)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized Appreciation/ (Depreciation)
Receive	Cleveland Cliffs, Inc.	2.657%	07/23/2008	MLP	26,200	$1,013
Receive	Pride International, Inc.	2.803%	07/23/2008	MLP	50,000	165
Receive	Financial Select Sector SPDR Fund	3.157%	07/23/2008	MLP	305,000	(1,584)
Receive	Neveen Floating Rate Income Opportunity Fund	3.157%	07/23/2008	MLP	22,800	(13)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	45,600	861
Receive	Time Warner, Inc.	3.157%	07/23/2008	MLP	51,000	6
Receive	Williams Cos., Inc.	3.157%	07/23/2008	MLP	34,600	98

						$546

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	50	$40	$29
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	134	94	50
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	50	37	16
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	134	160	113

				$331	$208

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$26,400	$280	$74

(i) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	07/10/2007 - 10/01/2007	$1,481	$1,490	0.34%

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,709	07/2008	$23	$0	$23
Sell		1,709	07/2008	0	(91)	(91)
Buy		5,926	12/2008	311	0	311
Sell		4,243	12/2008	0	(142)	(142)
Sell	GBP	1,969	08/2008	0	(22)	(22)
Buy	INR	70,760	11/2008	0	(138)	(138)
Sell		70,760	11/2008	34	0	34
Buy	KRW	504,749	08/2008	0	(74)	(74)
Sell		504,749	08/2008	2	0	2
Buy	MXN	7,560	07/2008	68	0	68
Sell		7,560	07/2008	0	(50)	(50)
Buy	MYR	2,804	08/2008	0	(4)	(4)
Buy		1,909	11/2008	0	(6)	(6)
Buy	PHP	49,735	08/2008	0	(90)	(90)
Buy	RUB	10,125	07/2008	30	0	30
Sell		10,125	07/2008	0	(6)	(6)
Buy		53,849	11/2008	101	0	101
Buy		26,511	05/2009	22	0	22
Buy	SGD	1,696	11/2008	3	(1)	2

				$594	$(624)	$(30)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$45,739	$383,385	$4,877	$434,001
Other Financial Instruments++	(124)	(1,291)	(301)	(1,716)

Total	$45,615	$382,094	$4,576	$432,285

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$3,092	$1,696	$0	$89	$0	$4,877
Other Financial Instruments++	(251)	0	0	(50)	0	(301)

Total	$2,841	$1,696	$0	$39	$0	$4,576

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.0%
OAO Rosneft Oil Co.
3.132% due 09/17/2009		$2,581	$2,529

Total Bank Loan Obligations (Cost $2,575)			2,529

CORPORATE BONDS & NOTES 46.4%
Banking & Finance 33.9%
Allstate Life Global Funding II
3.328% due 05/21/2010		15,000	14,912
American Express Bank FSB
2.495% due 06/12/2009		4,750	4,717
2.541% due 06/22/2009		2,900	2,879
American Express Centurion Bank
2.541% due 04/17/2009		10,000	9,944
2.642% due 12/17/2009		1,400	1,385
American Express Credit Corp.
2.542% due 05/19/2009		1,400	1,381
3.882% due 05/27/2010		19,800	19,649
American Honda Finance Corp.
2.737% due 03/09/2009		1,100	1,099
American International Group, Inc.
2.521% due 06/16/2009		6,100	5,990
2.844% due 10/18/2011		2,800	2,619
ANZ National International Ltd.
2.820% due 04/14/2010		7,700	7,641
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		15,120	15,101
Banco Santander Chile
3.027% due 12/09/2009		17,500	17,162
Bank of America Corp.
2.904% due 11/06/2009		3,200	3,171
2.921% due 09/25/2009		27,800	27,675
8.000% due 12/29/2049		36,000	33,813
8.125% due 12/29/2049		23,000	21,770
Bank of America N.A.
2.638% due 02/27/2009		4,500	4,485
2.786% due 06/12/2009		6,000	5,987
2.812% due 12/18/2008		5,650	5,638
Bank of Ireland
2.819% due 12/19/2008		2,000	1,999
2.862% due 12/18/2009		43,450	43,017
Bank of Scotland PLC
2.482% due 07/17/2008		1,500	1,500
2.716% due 07/17/2008		1,350	1,350
2.737% due 12/08/2010		20,100	19,671
2.756% due 07/17/2009		16,700	16,695
Barclays Bank PLC
7.700% due 04/29/2049		19,050	19,478
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		400	395
2.891% due 03/30/2009		10,750	10,658
2.947% due 09/09/2009		600	593
2.979% due 07/16/2009		3,190	3,153
3.129% due 01/31/2011		21,000	20,392
3.199% due 01/30/2009		9,900	9,865
3.218% due 07/19/2010		34,200	33,555
5.300% due 10/30/2015		800	751
5.500% due 08/15/2011		800	799
6.400% due 10/02/2017		300	297
6.950% due 08/10/2012		5,700	5,934
7.250% due 02/01/2018		1,200	1,256
Caterpillar Financial Services Corp.
2.760% due 10/09/2009		23,900	23,774
2.766% due 03/10/2009		7,100	7,086
2.766% due 08/11/2009		9,000	8,967
2.779% due 05/18/2009		13,200	13,163
2.785% due 08/20/2010		1,700	1,684
Charter One Bank N.A.
2.957% due 04/24/2009		9,000	8,976
CIT Group, Inc.
2.826% due 08/15/2008		1,400	1,399
2.839% due 08/17/2009		3,100	2,822
3.049% due 01/30/2009		44,600	43,158
Citigroup Funding, Inc.
2.862% due 03/02/2009		31,600	31,363
3.820% due 05/07/2010		56,000	55,591
Citigroup, Inc.
2.809% due 05/18/2011		8,900	8,567
2.817% due 06/09/2009		3,849	3,807
2.831% due 12/28/2009		19,000	18,540
2.848% due 12/26/2008		2,900	2,889
2.869% due 05/18/2010		12,800	12,569
5.500% due 04/11/2013		18,100	17,691
8.400% due 04/29/2049		23,600	22,464
Colvis Finance Ltd.
8.000% due 02/02/2009		10,710	10,772
Commonwealth Bank of Australia
2.488% due 06/08/2009		1,600	1,600
Countrywide Financial Corp.
2.868% due 01/05/2009		2,900	2,844
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		1,800	1,720
5.625% due 07/15/2009		1,300	1,268
6.250% due 04/15/2009		3,700	3,645
Credit Agricole S.A.
2.646% due 05/28/2009		3,900	3,884
2.694% due 05/28/2010		32,900	32,572
Credit Suisse USA, Inc.
2.757% due 06/05/2009		2,875	2,867
2.775% due 11/20/2009		2,000	1,978
DnB NOR Bank ASA
2.780% due 10/13/2009		1,500	1,501
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,937
Export-Import Bank of Korea
4.250% due 11/06/2008		1,404	1,402
Ford Credit de Mexico S.A. de C.V.
4.502% due 03/20/2009		2,700	2,608
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		3,600	3,539
5.700% due 01/15/2010		26,050	22,236
7.375% due 10/28/2009		8,610	7,845
7.875% due 06/15/2010		7,100	6,132
8.625% due 11/01/2010		500	424
Fortis Bank NY
2.841% due 09/28/2009		16,400	16,261
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		7,600	7,673
General Electric Capital Corp.
2.746% due 08/15/2011		2,800	2,759
2.788% due 10/06/2010		6,100	6,057
2.816% due 03/12/2010		8,900	8,858
2.830% due 04/10/2012		24,000	23,402
2.876% due 06/15/2009		1,200	1,200
2.896% due 12/15/2009		13,400	13,359
2.937% due 10/26/2009		2,600	2,592
3.323% due 02/01/2011		15,500	15,497
Genworth Global Funding Trusts
2.903% due 04/15/2014		4,800	4,439
GMAC LLC
3.926% due 05/15/2009		11,680	10,985
3.951% due 09/23/2008		41,000	40,379
5.625% due 05/15/2009		7,030	6,510
Goldman Sachs Group, Inc.
2.551% due 11/16/2009		15,300	15,052
2.800% due 11/16/2009		6,300	6,213
2.806% due 11/10/2008		11,700	11,674
2.841% due 12/23/2008		3,000	2,990
2.882% due 03/02/2010		14,500	14,243
2.891% due 12/22/2008		21,600	21,090
2.891% due 06/23/2009		9,000	8,908
3.012% due 07/29/2008		18,900	18,894
3.250% due 07/23/2009		4,135	4,109
Hartford Life Global Funding Trusts
2.956% due 06/16/2014		4,800	4,444
HSBC Bank USA N.A.
2.906% due 12/14/2009		1,750	1,727
HSBC Finance Corp.
2.813% due 12/05/2008		1,500	1,494
2.866% due 03/12/2010		3,825	3,719
2.878% due 10/21/2009		8,800	8,596
2.906% due 09/15/2008		14,400	14,393
2.966% due 05/10/2010		4,414	4,326
3.000% due 11/16/2009		18,500	18,254
IBM International Group Capital LLC
2.735% due 02/13/2009		31,600	31,327
3.252% due 07/29/2009		5,400	5,420
ICICI Bank Ltd.
3.250% due 01/12/2010		14,800	14,355
IDBI Bank Ltd.
5.125% due 12/23/2009		5,700	5,518
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		6,800	6,820
Intergas Finance BV
6.875% due 11/04/2011		1,800	1,780
International Lease Finance Corp.
2.858% due 05/24/2010		19,000	17,784
3.113% due 01/15/2010		5,000	4,703
3.121% due 07/11/2011		10,000	9,007
3.158% due 04/20/2009		3,900	3,857
John Deere Capital Corp.
2.763% due 07/15/2008		9,000	9,000
2.984% due 09/25/2008		20,600	20,601
2.999% due 10/16/2009		9,500	9,485
3.536% due 06/10/2011		17,400	17,395
JPMorgan Chase & Co.
2.498% due 05/07/2010		10,500	10,412
2.532% due 06/26/2009		1,500	1,496
2.884% due 06/25/2010		19,700	19,448
2.886% due 01/17/2011		7,000	6,887
2.929% due 06/25/2012		31,800	31,009
2.981% due 10/02/2009		14,055	14,042
KeyBank N.A.
4.682% due 06/02/2010		11,700	11,662
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		1,700	1,691
2.774% due 04/03/2009		4,400	4,272
2.778% due 08/21/2009		22,000	21,586
2.778% due 05/25/2010		6,600	6,117
2.820% due 11/16/2009		6,300	6,006
2.851% due 12/23/2008		11,585	11,365
2.998% due 10/22/2008		7,900	7,871
3.010% due 01/23/2009		9,000	8,808
3.011% due 12/23/2010		5,900	5,531
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		11,700	11,332
2.831% due 12/22/2008		1,600	1,590
2.960% due 10/23/2008		3,500	3,480
2.989% due 01/30/2009		9,500	9,354
4.966% due 05/12/2010		27,400	26,980
Metropolitan Life Global Funding I
2.759% due 05/17/2010		5,250	5,180
3.026% due 03/15/2012		4,100	4,033
Morgan Stanley
2.521% due 11/21/2008		1,400	1,394
2.803% due 01/15/2010		8,800	8,514
2.820% due 05/07/2009		1,100	1,083
2.844% due 02/09/2009		10,400	10,305
3.148% due 01/22/2009		8,900	8,815
4.778% due 05/14/2010		53,300	53,122
National Australia Bank Ltd.
2.731% due 09/11/2009		23,400	23,387
2.791% due 10/01/2008		1,500	1,500
3.208% due 02/08/2010		18,800	18,805
Pemex Finance Ltd.
9.030% due 02/15/2011		6,490	6,812
9.690% due 08/15/2009		5,091	5,198
Petroleum Export Ltd.
4.623% due 06/15/2010		12,334	12,254
4.633% due 06/15/2010		1,858	1,846
5.265% due 06/15/2011		28,162	28,079
Petroleum Export Ltd. II
6.340% due 06/20/2011		8,913	8,950
Pricoa Global Funding I
2.957% due 07/27/2009		2,300	2,284
Rabobank Nederland NV
3.119% due 05/19/2010		22,660	22,633
Royal Bank of Scotland Group PLC
2.828% due 08/21/2009		9,100	9,060
2.868% due 07/21/2008		1,900	1,899
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		12,600	12,775
Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		9,000	8,915
2.844% due 02/06/2009		15,000	14,955
2.861% due 09/19/2008		1,800	1,798
SLM Corp.
2.976% due 03/15/2011		700	603
3.060% due 07/27/2009		32,400	30,384
3.080% due 07/26/2010		800	710
3.120% due 01/26/2009		4,300	4,234
3.150% due 10/25/2011		1,000	856
UBS AG
2.910% due 07/23/2009		20,850	20,613
3.704% due 05/05/2010		36,000	35,878
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		16,085	16,075
Universal City Florida Holding Co. I & II
7.623% due 05/01/2010		6,500	6,305
Ventas Realty LP
6.750% due 06/01/2010		1,000	1,000
8.750% due 05/01/2009		1,800	1,845
Vita Capital III Ltd.
3.891% due 01/01/2011		9,300	9,028
VTB Capital S.A.
3.384% due 08/01/2008		41,200	40,920
4.484% due 11/02/2009		66,700	65,950
Wachovia Bank N.A.
2.638% due 02/23/2009		4,250	4,234
2.698% due 05/25/2010		9,400	9,049
2.752% due 12/02/2010		9,000	8,560
Wachovia Corp.
2.732% due 12/01/2009		19,500	19,094
2.843% due 10/15/2011		22,800	21,675
2.896% due 03/15/2011		9,000	8,502
2.949% due 10/28/2008		6,000	5,877
Wachovia Mortgage FSB
2.798% due 05/08/2009		500	497
2.807% due 03/02/2009		5,650	5,648
Wells Fargo & Co.
2.481% due 03/22/2010		4,700	4,651
2.861% due 03/23/2010		26,400	26,187
2.876% due 09/15/2009		3,700	3,689
3.010% due 01/24/2012		3,700	3,606
3.342% due 01/29/2010		8,100	8,094

			2,130,108

Industrials 9.3%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	302
America Movil SAB de C.V.
4.125% due 03/01/2009		2,285	2,300
Amgen, Inc.
2.726% due 11/28/2008		9,500	9,472
Anadarko Petroleum Corp.
3.176% due 09/15/2009		22,900	22,644
AstraZeneca PLC
2.991% due 09/11/2009		1,820	1,822
Cablevision Systems Corp.
7.132% due 04/01/2009		11,600	11,658
Cia Siderurgica Paulista
8.250% due 01/30/2009		3,753	3,814
Cisco Systems, Inc.
2.738% due 02/20/2009		2,700	2,699
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		178,691	192,325
Comcast Corp.
3.010% due 07/14/2009		14,970	14,854
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		1,368	1,369
CSC Holdings, Inc.
7.250% due 07/15/2008		500	501
CSN Islands VII Corp.
10.750% due 09/12/2008		25,660	25,929
CVS Caremark Corp.
2.982% due 06/01/2010		2,600	2,539
Daimler Finance North America LLC
3.138% due 03/13/2009		2,100	2,094
3.218% due 03/13/2009		8,500	8,487
3.234% due 08/03/2009		9,300	9,226
Dynegy Holdings, Inc.
6.875% due 04/01/2011		4,075	4,050
EchoStar DBS Corp.
5.750% due 10/01/2008		9,350	9,373
6.375% due 10/01/2011		2,600	2,516
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		31,858	31,603
General Mills, Inc.
3.038% due 01/22/2010		3,700	3,654
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		8,670	8,410
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		29,000	29,093
Hewlett-Packard Co.
3.081% due 09/03/2009		3,300	3,289
HJ Heinz Co.
6.428% due 12/01/2020		4,300	4,338
Home Depot, Inc.
2.901% due 12/16/2009		1,800	1,754
Kimberly-Clark Corp.
2.999% due 07/30/2010		12,400	12,354
Kraft Foods, Inc.
3.216% due 08/11/2010		3,100	3,044
Mandalay Resort Group
6.500% due 07/31/2009		3,450	3,424
9.500% due 08/01/2008		500	502
MGM Mirage
6.000% due 10/01/2009		100	99
MMK Finance S.A.
8.000% due 10/21/2008		4,992	5,042
New Albertson’s, Inc.
6.950% due 08/01/2009		500	506
Pemex Project Funding Master Trust
4.076% due 06/15/2010		21,219	21,283
4.513% due 10/15/2009		17,888	18,013
6.125% due 08/15/2008		241	243
9.375% due 12/02/2008		152	156
Qwest Communications International, Inc.
6.176% due 02/15/2009		1,966	1,966
Roseton
7.270% due 11/08/2010		1,136	1,148
Safeway, Inc.
3.158% due 03/27/2009		2,000	1,987
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		16,723	17,221
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		5,600	5,602
Sino-Forest Corp.
9.125% due 08/17/2011		2,500	2,554
Time Warner, Inc.
2.915% due 11/13/2009		8,000	7,777
Transocean, Inc.
2.873% due 09/05/2008		10,800	10,786
United Technologies Corp.
2.752% due 06/01/2009		1,700	1,700
UnitedHealth Group, Inc.
4.070% due 02/07/2011		11,000	10,986
Verso Paper Holdings LLC
6.623% due 08/01/2014		6,000	5,550
Walt Disney Co.
2.779% due 07/16/2010		6,200	6,172
2.796% due 09/10/2009		25,450	25,436
Weyerhaeuser Co.
3.802% due 09/24/2009		9,500	9,393
Xerox Corp.
3.562% due 12/18/2009		3,600	3,579

			586,638

Utilities 3.2%
AT&T, Inc.
2.884% due 02/05/2010		8,500	8,465
2.888% due 11/14/2008		10,700	10,697
BellSouth Corp.
2.776% due 08/15/2008		15,300	15,291
Deutsche Telekom International Finance BV
2.981% due 03/23/2009		10,220	10,152
8.500% due 06/15/2010		500	529
Dominion Resources, Inc.
2.858% due 11/14/2008		1,600	1,578
3.864% due 06/17/2010		2,800	2,803
Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008		9,898	10,269
Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008		4,560	4,554
8.500% due 04/01/2009		355	365
Entergy Gulf States, Inc.
3.427% due 12/08/2008		6,800	6,796
Florida Power Corp.
3.078% due 11/14/2008		22,700	22,640
Ohio Power Co.
2.908% due 04/05/2010		5,750	5,639
Public Service Electric & Gas Co.
3.661% due 03/12/2010		6,500	6,438
Qatar Petroleum
5.579% due 05/30/2011		11,324	11,564
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		500	500
Qwest Corp.
5.625% due 11/15/2008		2,900	2,907
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		7,097	7,111
Sprint Nextel Corp.
3.201% due 06/28/2010		3,400	3,155
Telefonica Emisones SAU
3.102% due 06/19/2009		17,000	16,909
Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		31,151	31,384
4.750% due 01/27/2010		19,575	19,712
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		700	687
10.000% due 06/16/2009		2,200	2,294

			202,439

Total Corporate Bonds & Notes (Cost $2,947,596)			2,919,185

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
2.542% due 12/25/2036 - 07/25/2037		6,188	6,087
2.682% due 10/27/2037		15,900	15,211
4.721% due 11/01/2035		619	623
4.994% due 06/01/2043 - 09/01/2044		3,410	3,412
5.000% due 02/25/2017		259	263
5.181% due 09/01/2035		717	714
5.194% due 10/01/2035		487	485
5.214% due 08/01/2035		526	524
5.227% due 09/01/2035		479	483
5.228% due 11/01/2035		592	590
Freddie Mac
2.701% due 02/15/2019		66,555	65,251
2.742% due 08/25/2031		436	424
2.762% due 09/25/2031		413	408
2.821% due 12/15/2030		995	983
4.452% due 08/01/2035		97	97
4.994% due 02/25/2045		2,884	2,682
5.000% due 08/15/2016 - 11/15/2029		30,674	30,416
5.500% due 04/01/2038		70,594	69,624

Total U.S. Government Agencies (Cost $201,485)			198,277

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
5.141% due 09/25/2035		1,628	1,556
American Home Mortgage Investment Trust
2.632% due 09/25/2035		75	75
2.722% due 05/25/2047		548	314
Banc of America Funding Corp.
6.141% due 01/20/2047		2,352	1,913
Banc of America Mortgage Securities, Inc.
4.719% due 07/25/2034		1,060	1,029
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		37,298	35,672
4.476% due 02/25/2034		2,017	1,954
4.550% due 08/25/2035		19,357	18,555
4.612% due 07/25/2033		25,890	24,840
4.844% due 04/25/2034		1,563	1,496
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		852	614
5.500% due 08/25/2036		600	339
5.701% due 09/25/2035		10,202	8,421
5.869% due 01/25/2036		3,625	2,963
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		94	94
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		1,433	1,271
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		10,278	10,188
5.674% due 01/26/2036		8,693	7,235
5.777% due 12/26/2046		4,789	3,942
CC Mortgage Funding Corp.
2.612% due 05/25/2048		1,696	1,191
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		56	53
Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037		805	723
4.098% due 08/25/2035		1,501	1,421
4.248% due 08/25/2035		8,871	8,384
4.679% due 08/25/2035		1,607	1,433
4.748% due 08/25/2035		9,059	8,637
Commercial Mortgage Pass-Through Certificates
2.571% due 04/15/2017		366	357
6.455% due 05/15/2032		289	289
Countrywide Alternative Loan Trust
2.662% due 02/20/2047		2,340	1,647
2.662% due 05/25/2047		1,974	1,384
2.712% due 08/25/2046		656	368
2.752% due 05/25/2036		501	281
2.832% due 06/25/2037		690	419
3.252% due 11/25/2035		631	483
4.528% due 02/25/2036		650	496
5.414% due 10/25/2035		501	471
6.000% due 02/25/2037		549	475
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 03/25/2036		922	559
4.842% due 04/20/2035		6,077	5,890
5.615% due 02/20/2036		641	628
CS First Boston Mortgage Securities Corp.
5.050% due 06/25/2033		2,715	2,635
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		600	559
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047		806	752
2.562% due 02/25/2037		770	725
2.562% due 03/25/2037		731	700
2.572% due 08/25/2037		1,910	1,869
Downey Savings & Loan Association Mortgage Loan Trust
2.792% due 11/19/2037		800	267
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		511	490
First Horizon Asset Securities, Inc.
4.464% due 07/25/2033		941	924
5.368% due 08/25/2035		1,769	1,692
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		1,852	1,629
2.562% due 01/25/2047		1,229	1,166
2.692% due 10/25/2046		600	229
2.752% due 04/25/2036		756	431
2.752% due 11/25/2045		350	280
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		2,586	2,463
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		1,587	1,486
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		722	657
2.628% due 04/19/2038		1,084	759
2.672% due 01/19/2038		3,662	2,623
2.682% due 09/19/2046		1,273	882
2.722% due 03/19/2037		3,559	2,511
5.219% due 07/19/2035		4,739	4,673
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		779	728
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		970	904
5.044% due 12/25/2034		1,016	884
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	564
JPMorgan Mortgage Trust
5.020% due 02/25/2035		6,397	6,042
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		1,063	1,012
MASTR Adjustable Rate Mortgages Trust
2.592% due 05/25/2047		244	239
3.788% due 11/21/2034		2,840	2,806
MASTR Alternative Loans Trust
2.882% due 03/25/2036		616	438
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	557
Merrill Lynch Floating Trust
2.541% due 06/15/2022		1,514	1,425
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		7,031	5,656
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		3,090	2,731
3.482% due 10/25/2035		1,777	1,650
4.430% due 10/25/2035		11,993	11,366
Morgan Stanley Capital I
2.542% due 10/15/2020		1,186	1,108
5.544% due 11/12/2049		600	540
Provident Funding Mortgage Loan Trust
4.612% due 08/25/2033		1,780	1,727
Residential Accredit Loans, Inc.
2.582% due 09/25/2046		902	616
2.782% due 08/25/2035		1,035	803
2.882% due 10/25/2045		509	396
Residential Asset Securitization Trust
2.882% due 01/25/2046		1,267	896
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		1,463	1,283
Sequoia Mortgage Trust
4.080% due 04/20/2035		797	731
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030		600	590
Structured Adjustable Rate Mortgage Loan Trust
4.880% due 07/25/2034		4,445	4,314
5.349% due 01/25/2035		1,681	1,642
5.537% due 08/25/2035		1,184	1,059
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		2,066	2,017
2.582% due 09/25/2047		2,914	2,780
2.612% due 03/25/2037		454	349
2.672% due 06/25/2036		812	575
2.702% due 05/25/2036		3,529	2,476
2.732% due 07/19/2035		8,189	6,896
Structured Asset Securities Corp.
4.773% due 06/25/2033		3,467	3,024
5.432% due 10/25/2035		885	807
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		318	302
2.592% due 01/25/2037		698	670
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		1,995	1,910
2.602% due 03/25/2046		1,500	1,487
2.602% due 09/25/2046		10,671	10,294
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		22,643	21,368
WaMu Mortgage Pass-Through Certificates
2.772% due 08/25/2045		38	37
2.892% due 11/25/2045		600	382
2.892% due 12/25/2045		600	326
4.229% due 03/25/2034		1,766	1,729
4.258% due 01/25/2047		1,215	917
4.338% due 12/25/2046		1,310	1,100
4.338% due 07/25/2047		1,481	1,067
4.528% due 02/25/2046		1,318	971
4.561% due 06/25/2033		1,064	1,037
4.728% due 11/25/2042		536	495
4.780% due 10/25/2046		1,862	1,454
5.028% due 09/25/2046		3,528	2,754
Washington Mutual Alternative Mortgage Pass-Through Certificates
4.288% due 04/25/2047		849	482
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 12/25/2034		1,696	1,674
4.993% due 12/25/2034		1,637	1,593

Total Mortgage-Backed Securities (Cost $335,851)			312,142

ASSET-BACKED SECURITIES 5.7%
Accredited Mortgage Loan Trust
2.532% due 02/25/2037		818	801
ACE Securities Corp.
2.532% due 08/25/2036		1,828	1,745
2.532% due 12/25/2036		895	859
2.562% due 10/25/2036		1,505	1,488
2.572% due 06/25/2037		883	823
American Express Credit Account Master Trust
2.971% due 02/15/2012		414	405
Argent Securities, Inc.
2.532% due 09/25/2036		1,363	1,351
2.532% due 10/25/2036		3,073	2,987
Asset-Backed Funding Certificates
2.522% due 09/25/2036		1,105	1,097
2.542% due 10/25/2036		1,248	1,237
2.542% due 11/25/2036		763	747
2.542% due 01/25/2037		2,171	2,106
2.832% due 06/25/2034		4,859	4,326
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		452	448
2.532% due 12/25/2036		718	694
2.562% due 05/25/2037		794	782
Atrium CDO Corp.
3.337% due 06/27/2015		1,154	1,119
Aurum CLO 2002-1 Ltd.
3.143% due 04/15/2014		3,393	3,264
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		760	724
2.562% due 10/25/2036		916	882
2.572% due 04/25/2036		14	14
3.482% due 10/25/2037		5,082	4,201
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011		3,200	3,212
3.921% due 10/15/2012		3,100	3,130
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		674	652
2.582% due 06/25/2037		3,384	3,256
2.802% due 10/25/2035		580	539
Chase Credit Card Master Trust
2.581% due 02/15/2011		1,500	1,499
Chase Issuance Trust
2.491% due 02/15/2012		1,155	1,151
2.511% due 10/15/2012		2,200	2,175
2.721% due 09/15/2011		5,100	5,090
3.121% due 11/15/2011		14,500	14,538
3.227% due 08/17/2015		5,600	5,544
Citibank Omni Master Trust
3.581% due 12/23/2013		30,500	30,774
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036		335	333
2.522% due 12/25/2036		995	944
2.532% due 11/25/2036		309	305
2.542% due 05/25/2037		877	832
2.542% due 07/25/2045		858	797
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		2,332	2,314
2.532% due 01/25/2037		525	523
2.532% due 03/25/2037		1,962	1,916
2.532% due 05/25/2037		6,798	6,582
2.532% due 07/25/2037		1,017	982
2.532% due 08/25/2037		1,632	1,603
2.532% due 12/25/2046		1,264	1,246
2.532% due 03/25/2047		1,793	1,769
2.532% due 05/25/2047		864	843
2.542% due 03/25/2037		1,773	1,740
2.542% due 09/25/2046		313	311
2.552% due 06/25/2037		795	782
2.562% due 06/25/2037		896	881
2.562% due 10/25/2037		721	678
2.582% due 09/25/2047		939	917
2.592% due 10/25/2046		3,241	3,181
2.642% due 02/25/2036		601	563
2.662% due 09/25/2036		829	793
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		807	785
2.572% due 12/25/2037		629	605
2.602% due 07/25/2037		355	329
Daimler Chrysler Auto Trust
3.298% due 10/08/2010		2,900	2,905
3.378% due 07/08/2011		1,500	1,507
3.928% due 09/10/2012		2,300	2,324
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036		211	210
2.522% due 09/25/2036		480	462
2.522% due 01/25/2038		873	843
2.532% due 11/25/2036		11,515	11,066
2.532% due 12/25/2036		507	494
2.552% due 12/25/2037		789	778
First NLC Trust
2.552% due 08/25/2037		2,413	2,264
First USA Credit Card Master Trust
2.641% due 04/18/2011		1,100	1,100
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		6,000	6,007
3.671% due 12/15/2010		8,400	8,439
3.891% due 06/15/2012		34,000	34,352
Fremont Home Loan Trust
2.532% due 10/25/2036		713	696
2.542% due 01/25/2037		980	927
2.552% due 02/25/2037		2,507	2,455
2.652% due 01/25/2036		74	74
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036		1,162	1,130
GSAA Trust
2.782% due 05/25/2047		700	362
GSAMP Trust
2.552% due 09/25/2036		1,697	1,669
2.552% due 10/25/2036		220	182
2.552% due 12/25/2036		957	927
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		433	426
3.279% due 11/20/2036		1,885	1,884
Home Equity Asset Trust
2.542% due 05/25/2037		980	931
HSBC Asset Loan Obligation
2.542% due 12/25/2036		957	918
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		975	943
2.532% due 12/25/2036		5,390	5,155
2.542% due 05/25/2037		1,438	1,315
Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036		141	141
2.532% due 11/25/2036		782	767
2.542% due 04/25/2037		607	600
2.562% due 07/25/2037		743	731
2.612% due 04/25/2047		625	617
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036		624	607
2.532% due 08/25/2036		2,645	2,604
2.532% due 10/25/2036		973	952
2.542% due 04/01/2037		721	682
2.552% due 11/25/2036		721	698
2.562% due 08/25/2036		1,477	1,417
2.562% due 03/25/2037		708	674
2.592% due 08/25/2036		5,200	4,338
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037		863	807
Lehman XS Trust
2.552% due 05/25/2046		293	281
2.562% due 04/25/2046		711	704
2.562% due 08/25/2046		1,605	1,575
2.562% due 11/25/2046		3,501	3,328
2.572% due 05/25/2046		1,590	1,553
2.602% due 11/25/2036		1,811	1,759
2.652% due 04/25/2046		700	653
2.722% due 09/25/2046		904	456
Long Beach Mortgage Loan Trust
2.522% due 07/25/2036		523	520
2.522% due 11/25/2036		646	628
2.542% due 10/25/2036		1,223	1,194
2.762% due 10/25/2034		835	694
MASTR Asset-Backed Securities Trust
2.522% due 08/25/2036		474	467
2.532% due 03/25/2036		94	94
2.532% due 01/25/2037		611	551
2.542% due 10/25/2036		101	101
2.542% due 11/25/2036		787	769
2.562% due 01/25/2036		95	95
2.562% due 05/25/2037		681	657
MBNA Credit Card Master Note Trust
2.511% due 11/15/2012		1,400	1,385
2.651% due 10/17/2011		16,400	16,375
MBNA Master Credit Card Trust
2.631% due 08/15/2014		3,000	2,943
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037		1,155	1,118
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		274	272
2.532% due 05/25/2037		1,909	1,891
2.552% due 08/25/2036		4,593	4,445
2.552% due 02/25/2037		54	54
2.552% due 07/25/2037		2,149	2,089
2.562% due 09/25/2037		3,209	3,131
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		845	832
2.522% due 01/25/2037		956	925
2.532% due 09/25/2036		1,569	1,550
2.532% due 10/25/2036		689	666
2.532% due 11/25/2036		1,527	1,468
2.542% due 05/25/2037		1,641	1,601
2.602% due 02/25/2036		799	790
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		708	698
Morgan Stanley Mortgage Loan Trust
2.712% due 02/25/2037		700	340
5.750% due 04/25/2037		590	515
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037		777	752
2.542% due 06/25/2037		799	757
New Century Home Equity Loan Trust
2.552% due 08/25/2036		879	873
2.662% due 05/25/2036		1,298	1,179
Option One Mortgage Loan Trust
2.532% due 07/25/2036		101	101
2.532% due 01/25/2037		719	701
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047		896	858
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		465	458
2.552% due 02/25/2037		736	712
2.562% due 10/25/2036		2,131	2,001
2.582% due 08/25/2046		610	589
Residential Asset Securities Corp.
2.522% due 06/25/2036		205	205
2.522% due 08/25/2036		616	613
2.542% due 01/25/2037		874	855
2.552% due 07/25/2036		122	122
2.552% due 11/25/2036		1,989	1,961
2.562% due 10/25/2036		1,564	1,535
2.592% due 04/25/2037		849	810
2.602% due 04/25/2036		1,644	1,626
Saxon Asset Securities Trust
2.542% due 10/25/2046		2,667	2,609
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037		979	949
2.532% due 09/25/2036		703	689
2.542% due 03/25/2036		169	168
2.542% due 12/25/2036		1,217	1,141
2.562% due 11/25/2036		876	854
SLC Student Loan Trust
2.674% due 02/15/2015		3,052	3,043
SLM Student Loan Trust
2.900% due 04/25/2014		967	965
2.910% due 10/27/2014		533	531
2.910% due 10/25/2016		369	368
2.910% due 07/25/2017		520	518
2.910% due 10/25/2018		673	668
2.960% due 10/25/2016		5,000	4,967
3.070% due 01/25/2017		517	515
3.800% due 12/15/2038		750	744
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		1,680	1,656
2.542% due 11/25/2036		1,744	1,704
2.542% due 12/25/2036		284	280
2.562% due 01/25/2037		546	534
2.562% due 06/25/2037		795	767
2.582% due 10/25/2036		305	302
3.282% due 10/25/2037		2,987	2,892
South Carolina Student Loan Corp.
3.207% due 09/02/2014		1,200	1,200
3.257% due 03/01/2018		1,800	1,800
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		325	322
2.528% due 11/25/2037		714	689
Structured Asset Investment Loan Trust
2.532% due 07/25/2036		515	500
Structured Asset Securities Corp.
2.532% due 10/25/2036		3,122	3,049
2.562% due 01/25/2037		785	747
4.900% due 04/25/2035		592	456
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		907	855
2.542% due 10/25/2036		1,023	971
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		561	548
2.582% due 03/25/2037		708	699

Total Asset-Backed Securities (Cost $366,849)			359,169

SOVEREIGN ISSUES 7.4%
Export-Import Bank of Korea
2.772% due 06/01/2009		27,800	27,557
2.960% due 11/16/2010		7,500	7,365
4.125% due 02/10/2009		2,900	2,884
4.500% due 08/12/2009		15,300	15,261
Korea Development Bank
2.931% due 04/03/2010		38,100	38,019
2.938% due 11/22/2012		7,500	7,144
3.019% due 10/31/2008		28,500	28,467
3.218% due 10/20/2009		51,631	51,696
3.875% due 03/02/2009		14,970	14,948
4.750% due 07/20/2009		29,860	29,984
Mexico Government International Bond
3.410% due 01/13/2009		59,795	59,929
Panama Government International Bond
9.375% due 04/01/2029		17,757	23,306
Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,652
Russia Government International Bond
8.250% due 03/31/2010		47,228	49,319
Ukraine Government International Bond
6.391% due 08/05/2009		106,410	108,006

Total Sovereign Issues (Cost $465,983)			465,537

FOREIGN CURRENCY-DENOMINATED ISSUES 16.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,409
Bear Stearns Cos., Inc.
5.208% due 09/26/2013	EUR	2,400	3,541
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	11,250	11,098
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		703,722	382,208
10.000% due 01/01/2017		292,876	143,010
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		3,000	2,963
Colombia Government International Bond
9.850% due 06/28/2027	COP	78,362,000	32,164
12.000% due 10/22/2015		28,500,000	14,371
Countrywide Financial Corp.
5.258% due 11/23/2010	EUR	500	724
Countrywide Home Loans, Inc.
5.305% due 11/24/2008		1,250	1,929
Mexican Bonos
8.000% due 12/24/2008	MXN	1,570,000	152,112
Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	4,377
Poland Government International Bond
0.000% due 12/12/2008	PLN	50,000	22,791
5.750% due 03/24/2010		452,449	208,301
SLM Corp.
5.158% due 12/15/2010	EUR	600	814
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,534
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	20,565
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	259,905	12,251

Total Foreign Currency-Denominated Issues (Cost $994,705)			1,018,162

	Shares
COMMON STOCKS 0.0%
Mexico Government International Bond Warrants
0.000% due 10/09/2008		16,700	50

Total Common Stocks (Cost $384)			50

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.3%
Certificates of Deposit 1.1%
Abbey National Treasury Services PLC
2.653% due 07/02/2008		$2,600	2,600
Barclays Bank PLC
5.470% due 08/10/2009		15,800	15,721
Calyon Financial, Inc.
2.689% due 01/16/2009		7,500	7,479
Dexia Credit Local S.A.
2.654% due 09/29/2008		4,100	4,101
Fortis Bank NY
2.646% due 09/30/2008		4,100	4,094
HSBC Bank USA N.A.
2.957% due 07/28/2008		1,400	1,400
Nordea Bank Finland PLC
2.436% due 04/09/2009		8,300	8,297
Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		1,500	1,500
2.675% due 02/13/2009		4,600	4,597
Unicredito Italiano NY
3.071% due 05/15/2009		18,700	18,135
Wachovia Bank N.A.
2.654% due 10/03/2008		2,300	2,295

			70,219

COMMERCIAL PAPER 8.0%
Federal Home Loan Bank
2.000% due 07/01/2008		21,300	21,300
Intesa Funding LLC
2.790% due 09/24/2008		36,000	35,757
Nordea N.A., Inc.
2.770% due 09/29/2008		25,800	25,614
Rabobank USA Financial Corp.
2.240% due 07/01/2008		29,500	29,500
Societe General N.A.
2.860% due 08/06/2008		59,200	59,031
UBS Finance Delaware LLC
2.650% due 09/10/2008		112,700	112,080
Westpac Banking Corp.
2.600% due 09/09/2008		221,600	220,401

			503,683

REPURCHASE AGREEMENTS 0.7%
Deutsche Bank AG
1.500% due 07/01/2008		15,000	15,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $15,282. Repurchase proceeds are $15,001.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		30,230	30,230
(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $30,836. Repurchase proceeds are $30,231.)

			45,230

U.S. TREASURY BILLS 0.5%
1.842% due 08/28/2008 - 09/25/2008 (a)(c)		27,500	27,348

Total Short-Term Instruments (Cost $647,329)			646,480

Total Investments 94.2% (Cost $5,962,757)			$5,921,531
Written Options (f) (0.0%) (Premiums $2,738)			(1,499)
Other Assets and Liabilities (Net) 5.8%			367,733

Net Assets 100.0%			$6,287,765

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $21,877 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI	$1,300	$(2)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	7,500	(55)

						$(57)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month HKD-LIBOR	3.270%	04/22/2013	CITI	HKD	178,310	$816
Receive	3-Month HKD-LIBOR	3.305%	04/24/2013	CITI		416,190	1,837
Receive	3-Month HKD-LIBOR	3.470%	05/06/2013	CITI		372,000	1,296
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$22,100	119
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		48,900	(1,596)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		13,100	(160)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		52,500	(1,521)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	46,850	(322)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		46,850	(322)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI	CZK	47,690	(136)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	BCLY	HUF	3,980,000	475
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI		17,185,395	2,743
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	BCLY		6,132,000	(118)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		5,226,395	566
Receive	6-Month PLN-LIBOR	6.840%	12/16/2010	JPM	PLN	314,500	9
Receive	6-Month PLN-LIBOR	6.860%	12/16/2010	BCLY		304,400	(41)
Receive	6-Month SGD-LIBOR	2.590%	04/24/2013	CITI	SGD	30,550	1,118
Receive	6-Month SGD-LIBOR	2.630%	04/29/2013	CITI		60,950	2,192
Receive	6-Month SGD-LIBOR	2.695%	05/06/2013	JPM		31,000	1,046
Receive	6-Month SGD-LIBOR	2.915%	05/16/2013	HSBC		94,900	2,576
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	7,000	8
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		17,100	(89)
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	MSC	BRL	546,000	(1,502)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		70,200	(1,507)
Pay	BRL-CDI-Compounded	14.120%	01/04/2010	BCLY		17,000	154
Pay	BRL-CDI-Compounded	14.190%	01/04/2010	BCLY		34,000	324
Pay	BRL-CDI-Compounded	14.225%	01/04/2010	MSC		284,100	(847)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		238,500	(12,555)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		56,300	(2,840)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		127,700	(7,378)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		65,000	(1,469)

							$(17,124)

(e) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	2,164	$1,211	$807
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	2,164	1,527	692

				$2,738	$1,499

(f) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Freddie Mac	5.000%	07/01/2023	$27,000	$26,603	$26,667
Freddie Mac	5.500%	07/01/2038	73,000	72,102	71,916
Freddie Mac	6.000%	07/01/2038	2,400	2,419	2,424
U.S. Treasury Notes	2.500%	03/31/2013	16,850	16,232	16,393

				$117,356	$117,400

(2)	Market value includes $121 of interest payable on short sales.

(g) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	04/2009	$0	$(120)	$(120)
Sell	ARS	153,573	08/2008	113	(234)	(121)
Buy	BRL	866,028	07/2008	21,896	0	21,896
Sell		866,028	07/2008	0	(45,473)	(45,473)
Buy		74,087	12/2008	3,197	0	3,197
Sell		733,483	12/2008	0	(9,419)	(9,419)
Buy	CLP	52,800,994	07/2008	0	(5,970)	(5,970)
Sell		52,800,994	07/2008	12,108	0	12,108
Buy		105,519,671	12/2008	81	(19,224)	(19,143)
Buy	CNY	191,497	07/2008	1,309	0	1,309
Sell		191,497	07/2008	0	(816)	(816)
Buy		448,402	10/2008	1,107	0	1,107
Sell		29,420	10/2008	0	0	0
Buy		425,933	03/2009	3,626	(427)	3,199
Sell		141,897	03/2009	0	(498)	(498)
Buy		508,727	05/2009	892	0	892
Buy	COP	165,673,546	12/2008	2,837	(1,370)	1,467
Sell		49,536,629	12/2008	833	0	833
Buy	CZK	5,330,482	07/2008	76,806	0	76,806
Sell		5,330,482	07/2008	0	(45,345)	(45,345)
Buy		8,758,071	12/2008	53,201	0	53,201
Sell		2,255,247	12/2008	68	(7,602)	(7,534)
Buy		27,855	05/2009	97	0	97
Sell	EUR	4,784	07/2008	0	(77)	(77)
Sell	GBP	7,597	08/2008	0	(83)	(83)
Buy	HKD	4,645,515	07/2008	1	(1,336)	(1,335)
Buy	HUF	41,209,977	07/2008	40,839	0	40,839
Sell		41,209,977	07/2008	0	(25,014)	(25,014)
Buy		8,146,855	11/2008	2,252	0	2,252
Sell		10,768,364	11/2008	0	(987)	(987)
Buy		9,756,385	12/2008	2,603	0	2,603
Sell		776,704	12/2008	0	(335)	(335)
Sell		683,953	05/2009	0	(352)	(352)
Buy	IDR	1,092,731,210	10/2008	1,008	0	1,008
Buy	ILS	144,213	07/2008	2,403	0	2,403
Sell		144,213	07/2008	1,424	0	1,424
Buy		633,004	11/2008	17,410	(1,528)	15,882
Sell		153,474	11/2008	0	(1,066)	(1,066)
Buy	INR	2,808,382	08/2008	0	(5,880)	(5,880)
Sell		478,560	08/2008	965	0	965
Buy		2,099,594	11/2008	0	(3,337)	(3,337)
Sell	JPY	28,788	07/2008	0	(4)	(4)
Buy	KRW	11,970,177	08/2008	0	(1,529)	(1,529)
Sell		11,970,177	08/2008	1,458	0	1,458
Buy	KWD	3,711	04/2009	0	(146)	(146)
Buy	MXN	6,228,377	07/2008	40,523	0	40,523
Sell		6,236,716	07/2008	0	(6,889)	(6,889)
Buy		8,339	10/2008	0	(1)	(1)
Buy		4,780,181	11/2008	2,197	(142)	2,055
Sell		16,744	11/2008	0	0	0
Buy		126,001	05/2009	67	0	67
Buy	MYR	337,535	08/2008	2,066	(701)	1,365
Buy		242,663	11/2008	0	(3,434)	(3,434)
Buy	PEN	108,038	07/2008	0	(1,066)	(1,066)
Sell		108,038	07/2008	1,034	0	1,034
Buy		268,103	01/2009	0	(2,716)	(2,716)
Buy	PHP	12,839,496	08/2008	168	(15,374)	(15,206)
Sell		4,574,516	08/2008	3,911	0	3,911
Buy	PLN	1,645,034	07/2008	149,007	0	149,007
Sell		1,645,034	07/2008	0	(32,483)	(32,483)
Buy		770,344	11/2008	9,027	0	9,027
Sell		134,117	11/2008	68	0	68
Buy		377,495	05/2009	3,515	0	3,515
Buy	RON	230,873	11/2008	7,919	0	7,919
Sell		244,846	11/2008	0	(7,801)	(7,801)
Buy		20,733	01/2009	0	(201)	(201)
Sell		44,796	01/2009	9	(140)	(131)
Buy	RUB	4,906,339	07/2008	14,331	0	14,331
Sell		4,906,339	07/2008	0	(5,036)	(5,036)
Buy		4,428,003	11/2008	6,824	0	6,824
Sell		131,942	11/2008	0	(107)	(107)
Buy		3,320,285	05/2009	2,306	0	2,306
Buy	SAR	48,427	04/2009	0	(132)	(132)
Buy	SGD	441,174	08/2008	12,647	0	12,647
Sell		2,918	08/2008	0	(18)	(18)
Buy		649,902	11/2008	7,710	(8)	7,702
Sell		1,363	11/2008	0	(4)	(4)
Buy		569	07/2009	2	0	2
Sell		569	07/2009	0	(1)	(1)
Buy	SKK	399,341	07/2008	2,228	0	2,228
Sell		399,341	07/2008	0	(646)	(646)
Buy		3,594,678	10/2008	28,967	0	28,967
Sell		298,915	10/2008	17	0	17
Buy		286,345	01/2009	253	0	253
Buy	THB	317,885	10/2008	47	0	47
Buy	TRY	606,416	12/2008	6,482	(4,064)	2,418
Buy	TWD	5,442,316	09/2008	264	(2,133)	(1,869)
Buy	UAH	208,464	10/2008	2,426	0	2,426
Sell		208,464	10/2008	0	(2,724)	(2,724)
Buy	ZAR	2,026,614	07/2008	1,806	(9,415)	(7,609)
Sell		2,026,614	07/2008	1,822	(8,866)	(7,044)
Buy		3,008,653	12/2008	9,220	(312)	8,908

				$565,397	$(282,586)	$282,811

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$5,908,543	$12,988	$5,921,531
Other Financial Instruments++	0	146,852	0	146,852

Total	$0	$6,055,395	$12,988	$6,068,383

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$25,720	$9,615	$72	$(392)	$(22,027)	$12,988
Other Financial Instruments++	0	0	0	0	0	0

Total	$25,720	$9,615	$72	$(392)	$(22,027)	$12,988

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Diversified Income Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 5.0%
Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013		$2,417	$2,233
7.096% due 04/08/2014		2,417	2,217
Berry Plastics Holding Corp.
9.728% due 06/05/2014		4,831	4,386
Biomet, Inc.
5.696% due 03/25/2015		4,975	4,884
Boc Group, Inc.
4.644% due 05/31/2014		2,481	2,097
Cablevision Industries Corp.
4.225% due 03/30/2013		15	14
Cablevision Term B
4.225% due 03/30/2013		5,915	5,633
Community Health Systems, Inc.
4.000% due 07/25/2014		449	424
4.631% due 07/25/2014		2,121	2,002
4.899% due 07/25/2014		6,666	6,292
Daimler Finance North America LLC
6.780% due 08/03/2012		12,902	10,687
Dex Media West LLC
7.000% due 10/13/2014		1,000	977
FCI Connectors
6.224% due 03/09/2013		2,403	2,205
Ford Motor Co.
5.480% due 12/15/2013		985	797
General Motors Corp.
5.059% due 11/29/2013		988	830
Georgia-Pacific Corp.
4.399% due 12/20/2012		971	918
4.446% due 12/20/2012		8,252	7,805
4.551% due 12/20/2012		741	701
Goodyear Tire & Rubber Co.
4.540% due 04/30/2014		3,000	2,728
Hawaiian Telcom Communications, Inc.
5.310% due 06/01/2014		958	789
HCA, Inc.
5.051% due 11/18/2013		10,548	9,922
Health Management Associates, Inc.
4.446% due 02/28/2014		3,887	3,623
Ineos Group Holdings PLC
4.634% due 10/07/2012		137	124
4.885% due 10/07/2012		1,276	1,126
4.885% due 10/07/2013		2,460	2,131
4.897% due 10/07/2012		229	202
5.385% due 10/07/2014		2,460	2,229
Las Vegas Sands Corp.
4.170% due 05/23/2014		1,000	913
4.450% due 05/23/2014		3,970	3,626
Metro-Goldwyn-Mayer, Inc.
3.191% due 10/03/2011		200	165
3.805% due 10/03/2011		160	132
5.946% due 04/08/2012		7,890	6,495
MGM Mirage
3.154% due 10/03/2011		240	218
3.409% due 10/03/2011		400	363
3.664% due 10/03/2011		400	363
3.671% due 10/03/2011		600	545
NRG Energy, Inc.
4.196% due 02/01/2013		6,159	5,882
Polypore, Inc.
4.640% due 05/15/2014		4,466	4,296
RH Donnelley Corp.
4.140% due 06/30/2011		146	143
4.150% due 06/30/2011		100	99
4.200% due 06/30/2011		32	31
4.400% due 06/30/2011		50	49
6.750% due 06/30/2011		510	501
Shackleton Re Ltd.
10.438% due 08/01/2008		1,500	1,478
10.938% due 08/01/2008		500	492
Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014		631	585
6.071% due 10/10/2014		70	65
6.234% due 10/10/2014		5,310	4,924
6.478% due 10/10/2014		568	527
Thompson Learning, Inc.
4.880% due 06/27/2014		5,290	4,818
5.200% due 06/27/2014		680	619
Tribune Co.
5.482% due 05/30/2014		4,714	3,565

Total Bank Loan Obligations (Cost $128,393)			118,870

CORPORATE BONDS & NOTES 51.8%
Banking & Finance 24.1%
AES Red Oak LLC
8.540% due 11/30/2019		2,545	2,653
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	211
Allstate Life Global Funding II
3.328% due 05/21/2010		5,400	5,369
American General Finance Corp.
6.900% due 12/15/2017		5,000	4,371
American Honda Finance Corp.
4.500% due 05/26/2009		500	503
American International Group, Inc.
5.850% due 01/16/2018		13,600	12,782
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,980	1,987
Banco Santander Chile
3.027% due 12/09/2009		5,000	4,903
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,314
5.750% due 12/01/2017		8,000	7,537
8.000% due 12/29/2049		16,600	15,591
8.125% due 12/29/2049		10,600	10,033
BankAmerica Instit-A
8.070% due 12/31/2026		500	504
Barclays Bank PLC
5.450% due 09/12/2012		11,600	11,750
7.700% due 04/29/2049		19,600	20,041
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		18,500	18,338
6.950% due 08/10/2012		6,500	6,767
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	503
C5 Capital SPV Ltd.
6.196% due 12/01/2049		200	194
C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,600	1,487
6.722% due 12/31/2049		2,000	1,843
Calabash Re Ltd.
13.714% due 01/08/2010		1,000	1,027
Citigroup Capital XXI
8.300% due 12/21/2057		10,675	10,125
Citigroup, Inc.
5.300% due 10/17/2012		275	269
6.000% due 02/21/2012		650	656
8.400% due 04/29/2049		23,900	22,749
Columbia University
6.875% due 12/15/2015		500	563
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400	2,942
ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012		2,800	2,882
Credit Suisse New York, Inc.
5.000% due 05/15/2013		8,500	8,284
DBS Bank Ltd.
2.940% due 05/16/2017		5,000	4,674
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		7,032	7,102
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,329
Export-Import Bank of China
4.875% due 07/21/2015		2,050	1,995
5.250% due 07/29/2014		6,625	6,624
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,825	1,674
First Empire Capital Trust II
8.277% due 06/01/2027		500	502
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		440	357
8.026% due 06/15/2011		3,640	2,964
Forest City Enterprises, Inc.
6.500% due 02/01/2017		1,000	875
7.625% due 06/01/2015		375	351
Foundation Re II Ltd.
9.445% due 11/26/2010		1,800	1,814
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,400	1,413
General Electric Capital Corp.
2.830% due 04/10/2012		13,000	12,676
5.450% due 01/15/2013		5,000	5,111
5.625% due 09/15/2017		525	515
5.875% due 02/15/2012		500	519
5.875% due 01/14/2038		3,360	3,059
GMAC LLC
3.951% due 09/23/2008		900	886
8.000% due 11/01/2031		2,090	1,363
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		1,225	1,180
5.250% due 10/15/2013		2,400	2,353
5.700% due 09/01/2012		165	166
6.125% due 02/15/2033		45	41
6.150% due 04/01/2018		5,200	5,061
6.750% due 10/01/2037		18,300	16,811
7.350% due 10/01/2009		500	514
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500	1,373
HBOS PLC
5.920% due 09/29/2049		7,500	5,353
HCP, Inc.
6.700% due 01/30/2018		5,000	4,509
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		4,435	4,036
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		2,900	2,813
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	381
HSBC Capital Funding LP
4.610% due 12/31/2049		4,700	4,155
HSBC Finance Corp.
4.750% due 07/15/2013		120	115
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	4,949
6.500% due 09/15/2037		125	114
ICICI Bank Ltd.
5.750% due 01/12/2012		2,100	1,985
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,410
6.875% due 11/04/2011		1,800	1,780
International Lease Finance Corp.
4.950% due 02/01/2011		4,700	4,454
6.625% due 11/15/2013		2,000	1,800
JPMorgan Chase & Co.
6.000% due 01/15/2018		5,000	4,886
KRATON Polymers LLC
8.125% due 01/15/2014		1,860	958
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		100	93
2.820% due 11/16/2009		5,525	5,267
Longpoint Re Ltd.
8.064% due 05/08/2010		4,700	4,700
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		3,550	3,807
10.375% due 10/15/2017 (b)		750	799
11.625% due 10/15/2017		5,425	5,778
MBNA Capital B
3.673% due 02/01/2027		3,000	2,401
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		10,000	9,357
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		2,000	1,969
6.050% due 08/15/2012		8,000	7,840
6.875% due 04/25/2018		10,300	9,834
MetLife, Inc.
5.375% due 12/15/2012		45	45
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,400	1,214
Morgan Stanley
5.750% due 08/31/2012		4,400	4,371
5.950% due 12/28/2017		2,400	2,186
6.000% due 04/28/2015		16,100	15,437
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,085
Mystic Re Ltd.
8.982% due 12/05/2008		1,100	1,077
11.682% due 12/05/2008		850	829
12.682% due 06/07/2011		700	716
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		300	300
4.750% due 03/01/2014		750	727
7.250% due 03/01/2012		4,815	5,131
Petroleum Export Ltd.
4.623% due 06/15/2010		1,778	1,766
5.265% due 06/15/2011		6,349	6,331
Petroleum Export Ltd. II
6.340% due 06/20/2011		3,838	3,828
Rabobank Capital Funding II
5.260% due 12/31/2049		2,860	2,624
Rabobank Nederland NV
3.119% due 05/19/2010		9,600	9,589
Residential Reinsurance 2007 Ltd.
9.399% due 06/06/2011		1,250	1,249
9.932% due 06/07/2010		15,500	15,555
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		500	504
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		7,420	6,865
7.175% due 05/16/2013		2,350	2,359
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		12,900	12,495
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	1,889
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	532
Teco Finance, Inc.
6.750% due 05/01/2015		7,050	7,136
Tenneco, Inc.
8.625% due 11/15/2014		3,150	2,796
10.250% due 07/15/2013		617	649
Textron Financial Corp.
2.816% due 01/11/2010		11,000	10,834
TNB Capital L Ltd.
5.250% due 05/05/2015		570	550
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	948
6.625% due 03/20/2017		4,400	3,905
7.500% due 07/18/2016		7,050	6,704
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		3,300	3,312
UBS AG
3.704% due 05/05/2010		4,700	4,684
5.750% due 04/25/2018		1,850	1,771
5.875% due 12/20/2017		5,400	5,270
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,482
UBS Preferred Funding Trust V
6.243% due 05/12/2049		2,500	2,196
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	263
Universal City Development Partners
11.750% due 04/01/2010		500	515
Universal City Florida Holding Co. I & II
8.375% due 05/01/2010		500	498
Ventas Realty LP
6.500% due 06/01/2016		400	384
6.750% due 04/01/2017		2,635	2,543
8.750% due 05/01/2009		500	512
9.000% due 05/01/2012		800	842
Vita Capital III Ltd.
3.891% due 01/01/2011		3,150	3,058
Wachovia Bank N.A.
3.619% due 05/14/2010		19,800	19,708
Wachovia Corp.
5.250% due 08/01/2014		500	467
Wells Fargo & Co.
4.375% due 01/31/2013		9,000	8,727
5.250% due 10/23/2012		15,780	15,890
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,554
Wells Fargo Capital XIII
7.700% due 12/29/2049		400	398
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,055

			568,378

Industrials 21.4%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		47,550	52,735
AES El Salvador Trust
6.750% due 02/01/2016		11,800	10,664
Alcoa, Inc.
5.550% due 02/01/2017		5,000	4,696
Allison Transmission, Inc.
11.000% due 11/01/2015		600	540
America Movil SAB de C.V.
5.500% due 03/01/2014		3,380	3,343
5.750% due 01/15/2015		15,400	15,325
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	4,732
7.250% due 05/20/2015		500	470
ARAMARK Corp.
6.373% due 02/01/2015		1,525	1,434
8.500% due 02/01/2015		4,470	4,403
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,410	5,064
8.750% due 03/01/2012		1,760	1,558
Atlantic Richfield Co.
8.530% due 02/27/2012		500	565
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	955
Buhrmann U.S., Inc.
7.875% due 03/01/2015		700	782
8.250% due 07/01/2014		1,850	2,021
BW Group Ltd.
6.625% due 06/28/2017		760	791
C8 Capital SPV Ltd.
6.640% due 12/29/2049		22,900	21,480
6.640% due 12/31/2049		6,100	5,673
CBS Corp.
5.625% due 08/15/2012		3,500	3,458
Celestica, Inc.
7.875% due 07/01/2011		1,100	1,106
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,355
Charter Communications Operating LLC
8.375% due 04/30/2014		2,900	2,762
Chemtura Corp.
6.875% due 06/01/2016		2,700	2,349
Chesapeake Energy Corp.
6.625% due 01/15/2016		2,250	2,171
Cisco Systems, Inc.
5.500% due 02/22/2016		500	506
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	562
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		500	538
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300	2,363
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	347
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,249
Comcast Corp.
5.300% due 01/15/2014		2,000	1,942
5.900% due 03/15/2016		2,900	2,840
6.500% due 01/15/2015		100	102
Community Health Systems, Inc.
8.875% due 07/15/2015		4,200	4,247
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		550	553
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,091
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,400	2,016
Cox Communications, Inc.
7.125% due 10/01/2012		725	758
CSC Holdings, Inc.
7.875% due 02/15/2018		5,389	5,039
8.125% due 08/15/2009		25	25
CSX Corp.
5.600% due 05/01/2017		5,000	4,626
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	981
DaVita, Inc.
7.250% due 03/15/2015		1,400	1,368
Delhaize America, Inc.
8.050% due 04/15/2027		600	650
Delta Air Lines, Inc.
7.379% due 05/18/2010		3,123	3,014
Dex Media West LLC
8.500% due 08/15/2010		2,500	2,481
9.875% due 08/15/2013		2,980	2,690
Dow Chemical Co.
6.000% due 10/01/2012		250	259
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,630	3,321
8.375% due 05/01/2016		6,270	6,113
EchoStar DBS Corp.
5.750% due 10/01/2008		3,900	3,910
7.125% due 02/01/2016		4,600	4,266
El Paso Corp.
7.000% due 06/15/2017		4,500	4,431
7.750% due 06/15/2010		300	310
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,400	1,368
Energy Transfer Partners LP
5.650% due 08/01/2012		4,400	4,442
Ferrellgas Partners LP
8.750% due 06/15/2012		4,120	4,058
First Data Corp.
9.875% due 09/24/2015		6,815	5,938
Ford Motor Co.
7.500% due 08/01/2026		2,300	1,322
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		7,070	5,780
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	969
Gaz Capital S.A.
6.212% due 11/22/2016		6,750	6,320
7.288% due 08/16/2037		10,000	9,240
8.625% due 04/28/2034		4,740	5,155
Gazprom International S.A.
7.201% due 02/01/2020		10,145	10,140
General Motors Corp.
7.700% due 04/15/2016		1,220	744
8.800% due 03/01/2021		4,950	2,933
Georgia-Pacific LLC
7.000% due 01/15/2015		800	756
7.125% due 01/15/2017		4,250	4,016
8.000% due 01/15/2024		1,995	1,855
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,300	3,324
HCA, Inc.
6.750% due 07/15/2013		1,650	1,456
7.190% due 11/15/2015		1,700	1,474
9.125% due 11/15/2014		4,175	4,279
9.250% due 11/15/2016		590	609
9.625% due 11/15/2016 (b)		3,300	3,407
Health Management Associates, Inc.
6.125% due 04/15/2016		320	282
Hertz Corp.
8.875% due 01/01/2014		2,350	2,162
Hewlett-Packard Co.
6.500% due 07/01/2012		500	533
HJ Heinz Co.
6.428% due 12/01/2020		5,100	5,145
Hospira, Inc.
4.950% due 06/15/2009		500	503
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,800	1,192
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,569
Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016		5,400	5,468
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		900	934
8.800% due 01/30/2017		2,200	2,294
Kohl’s Corp.
6.250% due 12/15/2017		5,000	4,782
Kraft Foods, Inc.
6.500% due 08/11/2017		2,000	2,009
Kroger Co.
7.000% due 05/01/2018		5,000	5,323
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,823
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,542
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	515
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	4,652
Masco Corp.
6.125% due 10/03/2016		5,000	4,544
McKesson Corp.
5.700% due 03/01/2017		5,000	4,823
MGM Mirage
7.500% due 06/01/2016		2,820	2,334
Miller Brewing Co.
5.500% due 08/15/2013		1,000	1,024
Nalco Co.
8.875% due 11/15/2013		400	412
New Albertson’s, Inc.
6.570% due 02/23/2028		800	643
7.450% due 08/01/2029		5,100	4,858
7.750% due 06/15/2026		2,150	2,123
Norampac Industries, Inc.
6.750% due 06/01/2013		1,170	989
Nortel Networks Ltd.
10.125% due 07/15/2013		7,750	7,614
10.750% due 07/15/2016		2,100	2,090
Northwest Airlines, Inc.
7.626% due 04/01/2010		1,013	958
Northwest Pipeline Corp.
7.000% due 06/15/2016		5,000	5,200
Novelis, Inc.
7.250% due 02/15/2015		1,243	1,181
Pemex Project Funding Master Trust
4.076% due 06/15/2010		700	702
6.625% due 06/15/2035		420	417
9.375% due 12/02/2008		1	1
Petrobras International Finance Co.
6.125% due 10/06/2016		500	502
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		6,000	4,185
Quebecor Media, Inc.
7.750% due 03/15/2016		4,150	3,880
Quiksilver, Inc.
6.875% due 04/15/2015		2,335	1,996
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	10,720
RH Donnelley Corp.
8.875% due 01/15/2016		2,850	1,724
8.875% due 10/15/2017		600	360
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	988
Rogers Communications, Inc.
6.750% due 03/15/2015		1,800	1,840
Rowan Cos., Inc.
5.880% due 03/15/2012		2,543	2,673
SandRidge Energy, Inc.
8.000% due 06/01/2018		3,725	3,762
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	2,828
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	474
SemGroup LP
8.750% due 11/15/2015		5,150	5,021
Sensata Technologies BV
8.000% due 05/01/2014		2,940	2,720
Station Casinos, Inc.
7.750% due 08/15/2016		1,450	1,116
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,400	3,451
Superior Essex Communications LLC
9.000% due 04/15/2012		1,000	1,025
Tesco PLC
5.500% due 11/15/2017		9,250	9,026
Tesoro Corp.
6.250% due 11/01/2012		190	181
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,350	1,286
Time Warner, Inc.
6.875% due 05/01/2012		2,625	2,689
TRW Automotive, Inc.
7.000% due 03/15/2014		4,235	3,695
7.250% due 03/15/2017		2,200	1,859
Tyco International Group S.A.
6.375% due 10/15/2011		445	456
6.750% due 02/15/2011		500	514
United Airlines, Inc.
6.201% due 09/01/2008		272	268
7.336% due 07/02/2019		461	348
7.730% due 07/01/2010		725	726
10.850% due 02/19/2015 (a)		1,016	486
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,144
6.250% due 01/23/2017		4,100	3,993
8.250% due 01/17/2034		4,025	4,383
Valero Energy Corp.
6.125% due 06/15/2017		8,045	7,793
6.875% due 04/15/2012		1,550	1,611
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,400	2,358
Viacom, Inc.
6.250% due 04/30/2016		5,000	4,841
Vitro SAB de C.V.
8.625% due 02/01/2012		3,500	3,192
9.125% due 02/01/2017		8,873	7,076
Walt Disney Co.
6.200% due 06/20/2014		500	540
6.375% due 03/01/2012		640	682
Williams Cos., Inc.
7.625% due 07/15/2019		925	976
7.875% due 09/01/2021		1,375	1,464
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		3,070	2,824
XTO Energy, Inc.
7.500% due 04/15/2012		3,500	3,759
Yum! Brands, Inc.
6.250% due 03/15/2018		5,000	4,891

			503,582

Utilities 6.3%
AES Corp.
8.000% due 10/15/2017		3,575	3,521
AT&T Corp.
7.300% due 11/15/2011		947	1,010
Beaver Valley II Funding
9.000% due 06/01/2017		295	318
Carolina Power & Light Co.
5.125% due 09/15/2013		750	756
CenturyTel, Inc.
6.000% due 04/01/2017		5,000	4,513
Cincinnati Bell, Inc.
8.375% due 01/15/2014		4,050	3,939
Citizens Communications Co.
7.000% due 11/01/2025		400	296
7.875% due 01/15/2027		1,750	1,540
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	680
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,488
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,494
Dominion Resources, Inc.
5.700% due 09/17/2012		260	264
Duke Energy Carolinas LLC
5.300% due 10/01/2015		1,500	1,514
5.625% due 11/30/2012		225	232
Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015		9,000	10,251
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	4,912
Energy Future Holdings Corp.
10.875% due 11/01/2017		6,725	6,826
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		4,500	1,822
Homer City Funding LLC
8.734% due 10/01/2026		3,744	4,034
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		4,125	4,311
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		4,000	3,880
KT Corp.
4.875% due 07/15/2015		3,000	2,792
Majapahit Holding BV
7.250% due 10/17/2011		8,200	7,995
7.250% due 06/28/2017		400	360
7.750% due 10/17/2016		600	575
7.875% due 06/29/2037		400	342
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	309
Midwest Generation LLC
8.560% due 01/02/2016		355	366
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,014
Nevada Power Co.
5.875% due 01/15/2015		450	452
6.500% due 05/15/2018		6,050	6,206
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,385
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	3,841
NRG Energy, Inc.
7.375% due 02/01/2016		3,675	3,468
7.375% due 01/15/2017		330	313
Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009		1,500	1,513
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	500
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,600	3,447
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,265
PSEG Power LLC
5.500% due 12/01/2015		900	869
6.950% due 06/01/2012		270	284
Qwest Corp.
6.500% due 06/01/2017		1,000	898
7.250% due 09/15/2025		2,250	2,002
7.250% due 10/15/2035		1,550	1,310
7.500% due 06/15/2023		1,800	1,611
7.625% due 06/15/2015		1,250	1,209
8.875% due 03/15/2012		2,190	2,245
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	399
Reliant Energy, Inc.
6.750% due 12/15/2014		3,850	3,946
7.625% due 06/15/2014		3,725	3,650
7.875% due 06/15/2017		5,450	5,355
Rural Cellular Corp.
9.875% due 02/01/2010		7,320	7,485
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,691
Sprint Capital Corp.
8.375% due 03/15/2012		850	842
Sprint Nextel Corp.
6.000% due 12/01/2016		5,200	4,479
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,850	1,811
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		13,050	12,805
Verizon Communications, Inc.
5.550% due 02/15/2016		400	391
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	482
Verizon New York, Inc.
6.875% due 04/01/2012		25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	504
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	242

			149,280

Total Corporate Bonds & Notes (Cost $1,281,168)			1,221,240

MUNICIPAL BONDS & NOTES 2.3%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	983
Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		100	75
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		4,200	4,124
5.000% due 11/01/2037		800	785
5.000% due 12/01/2037		1,170	1,149
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		100	100
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	715
Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023		850	361
Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020		500	269
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	500
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036		4,400	4,424
East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032		8,415	8,517
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		1,000	940
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		2,300	2,166
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037		400	409
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	800
5.750% due 06/01/2047		800	682
Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038		600	605
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	494
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032		900	908
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		400	407
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		1,800	1,809
5.000% due 07/01/2044		6,800	6,755
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		700	693
4.500% due 07/01/2023		800	785
4.500% due 07/01/2024		1,100	1,072
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		700	677
4.500% due 01/01/2028		900	843
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		800	662
5.000% due 06/01/2041		130	98
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		700	707
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012		500	505
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035		600	602
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		4,000	3,343
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	505
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		450	353
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		200	191
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		600	594
University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037		200	202
5.000% due 05/15/2041		400	402
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036		700	706
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033		400	404
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038		2,200	2,115

Total Municipal Bonds & Notes (Cost $54,173)			53,436

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
2.931% due 10/18/2030		16	17
2.982% due 03/25/2017		97	98
4.000% due 08/01/2018 - 08/01/2020		3,916	3,721
4.500% due 02/01/2035 - 08/01/2035		2,130	1,979
4.994% due 03/01/2044		156	156
5.000% due 12/01/2013 - 07/01/2038		26,729	25,957
5.108% due 04/01/2036		419	420
5.249% due 03/01/2036		433	434
5.478% due 12/01/2036		232	232
5.500% due 12/01/2032 - 07/01/2038		296,042	292,157
6.000% due 04/01/2016 - 12/01/2031		121	124
6.055% due 02/01/2035		284	286
6.260% due 03/01/2011		379	392
6.500% due 08/01/2011 - 12/01/2029		240	251
6.532% due 09/01/2031		28	28
6.850% due 12/18/2027		227	239
Federal Farm Credit Bank
7.561% due 11/29/2049		500	477
Federal Home Loan Bank
4.060% due 08/25/2009		254	254
Freddie Mac
2.701% due 02/15/2019		6,908	6,773
2.971% due 09/15/2030		54	54
4.000% due 04/15/2022		152	152
4.994% due 10/25/2044 - 02/25/2045		300	290
5.000% due 06/15/2016 - 09/15/2024		9,985	9,895
5.194% due 07/25/2044		464	435
5.500% due 03/15/2017 - 09/15/2017		3,265	3,343
5.832% due 05/01/2023		34	34
6.500% due 07/25/2043		20	21
7.000% due 06/15/2013		33	35
7.500% due 06/01/2024		7	8
Ginnie Mae
3.956% due 09/16/2021		442	441
4.045% due 07/16/2020		674	672
4.385% due 08/16/2030		1,411	1,409
4.500% due 08/15/2033		44	41
5.125% due 11/20/2023 - 11/20/2027		95	95
5.149% due 06/16/2023		155	156
5.375% due 03/20/2026		31	31
5.625% due 07/20/2026		40	41
6.375% due 05/20/2026		50	51
6.569% due 09/16/2026		1,000	1,036
8.000% due 03/20/2030		89	97
8.500% due 07/20/2030 - 03/20/2031		20	21
9.250% due 12/20/2019 - 06/20/2021		20	22
9.500% due 07/15/2009 - 12/20/2020		7	7
10.000% due 07/15/2013		12	13
New Valley Generation
7.299% due 03/15/2019		792	911
Private Export Funding Corp.
4.550% due 05/15/2015		750	755
Small Business Administration
4.340% due 03/01/2024		259	247
4.504% due 02/01/2014		95	91
5.130% due 09/01/2023		48	48
5.886% due 09/01/2011		278	283
6.030% due 02/01/2012		1,446	1,475
6.900% due 12/01/2020		914	956
7.150% due 03/01/2017		458	474
7.300% due 05/01/2017		268	279
7.640% due 03/10/2010		53	55
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,042

Total U.S. Government Agencies (Cost $359,994)			359,011

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
5.016% due 01/25/2035		9,647	9,297
5.417% due 01/25/2036		727	687
Banc of America Funding Corp.
5.756% due 03/20/2036		550	501
Banc of America Mortgage Securities, Inc.
4.719% due 07/25/2034		623	605
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		10,217	9,766
4.593% due 01/25/2034		48	44
4.747% due 01/25/2034		20	19
5.615% due 02/25/2033		104	97
5.733% due 02/25/2036		567	472
6.736% due 02/25/2033		10	10
Bear Stearns Alt-A Trust
2.702% due 12/25/2046		390	156
5.372% due 05/25/2035		135	115
5.500% due 08/25/2036		700	395
5.701% due 09/25/2035		2,671	2,204
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		500	522
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		79	79
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		699	623
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		681	660
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		51	51
Countrywide Alternative Loan Trust
2.712% due 08/25/2046		458	259
2.759% due 09/20/2046		600	258
5.414% due 10/25/2035		501	471
5.750% due 03/25/2037		500	416
6.000% due 10/25/2032		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		329	250
2.782% due 04/25/2046		594	326
4.733% due 02/25/2034		2,613	2,446
4.842% due 04/20/2035		1,544	1,497
7.070% due 10/19/2032		8	8
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	465
5.681% due 02/15/2039		5,000	4,882
CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036		11,500	11,230
5.050% due 06/25/2033		1,054	1,022
5.435% due 09/15/2034		514	515
Denver Arena Trust
6.940% due 11/15/2019		278	266
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		580	550
5.500% due 12/25/2035		700	574
5.582% due 10/25/2035		496	429
6.300% due 07/25/2036		700	576
First Horizon Asset Securities, Inc.
4.464% due 07/25/2033		371	365
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	985
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,058
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		1,679	1,600
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		2,602	2,437
6.624% due 05/03/2018		600	636
GSR Mortgage Loan Trust
5.347% due 11/25/2035		519	491
Homebanc Mortgage Trust
5.800% due 04/25/2037		581	457
Indymac Index Mortgage Loan Trust
2.752% due 06/25/2037		671	391
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	14,618
5.506% due 12/12/2044		4,985	4,860
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.641% due 10/15/2017		2,609	2,492
MASTR Adjustable Rate Mortgages Trust
2.722% due 05/25/2037		571	397
2.822% due 05/25/2047		500	192
5.029% due 11/25/2033		89	89
5.136% due 08/25/2034		203	200
MASTR Alternative Loans Trust
2.882% due 03/25/2036		1,288	917
Merrill Lynch Alternative Note Asset
5.660% due 06/25/2037		628	481
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	557
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		3,240	2,606
MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035		4,968	4,708
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	9,424
5.692% due 04/15/2049		1,200	1,134
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	417
Provident Funding Mortgage Loan Trust
4.612% due 08/25/2033		645	626
Residential Accredit Loans, Inc.
2.712% due 05/25/2037		872	453
5.714% due 02/25/2036		467	379
Residential Asset Securitization Trust
2.882% due 01/25/2046		2,758	1,950
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		697	611
Salomon Brothers Mortgage Securities VII, Inc.
2.982% due 05/25/2032		90	83
Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035		1,073	1,048
6.000% due 03/25/2036		494	366
Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036		3,764	2,641
2.742% due 05/25/2046		561	319
Structured Asset Securities Corp.
4.773% due 06/25/2033		1,415	1,234
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		2,737	2,534
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035		531	502
WaMu Mortgage Pass-Through Certificates
3.022% due 12/25/2027		531	485
4.278% due 06/25/2047		642	360
4.361% due 02/27/2034		23	22
4.528% due 08/25/2046		1,089	834
4.561% due 06/25/2033		404	394
4.928% due 06/25/2042		21	19
Washington Mutual Alternative Mortgage Pass-Through Certificates
4.288% due 04/25/2047		849	482
4.298% due 04/25/2047		808	463
4.368% due 05/25/2047		797	469
Washington Mutual MSC Mortgage Pass-Through Certificates
6.792% due 02/25/2033		7	7
Wells Fargo Mortgage-Backed Securities Trust
2.982% due 07/25/2037		1,211	1,046
4.993% due 12/25/2034		1,259	1,225

Total Mortgage-Backed Securities (Cost $138,858)			133,812

ASSET-BACKED SECURITIES 0.7%
Aurum CLO 2002-1 Ltd.
3.143% due 04/15/2014		4,948	4,761
Carrington Mortgage Loan Trust
2.732% due 06/25/2035		311	311
Chase Issuance Trust
3.121% due 11/15/2011		1,000	1,003
Countrywide Asset-Backed Certificates
2.592% due 10/25/2046		70	68
CPL Transition Funding LLC
6.250% due 01/15/2017		750	784
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		800	667
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	793
Ford Credit Auto Owner Trust
3.371% due 01/15/2011		4,000	4,012
GSAA Trust
2.782% due 03/25/2037		700	351
2.782% due 05/25/2047		700	362
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	684
JPMorgan Mortgage Acquisition Corp.
2.542% due 04/01/2037		360	341
Lehman XS Trust
2.712% due 06/25/2046		736	416
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010		50	50
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037		700	409
5.726% due 10/25/2036		500	406
Public Service New Hampshire Funding LLC
5.730% due 11/01/2010		59	59
Residential Asset Securities Corp.
2.552% due 07/25/2036		30	30
SLM Student Loan Trust
2.900% due 04/25/2014		1,433	1,430
3.070% due 01/25/2017		560	557

Total Asset-Backed Securities (Cost $17,835)			17,494

SOVEREIGN ISSUES 7.0%
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,375	3,586
8.250% due 09/19/2027		570	659
Brazilian Government International Bond
8.750% due 02/04/2025		2,830	3,549
8.875% due 10/14/2019		8,400	10,538
8.875% due 04/15/2024		2,157	2,750
Chile Government International Bond
5.500% due 01/15/2013		500	519
China Development Bank
5.000% due 10/15/2015		500	490
Colombia Government International Bond
7.375% due 01/27/2017		7,800	8,475
7.375% due 09/18/2037		3,900	4,183
8.250% due 12/22/2014		5,200	5,941
10.375% due 01/28/2033		275	401
10.750% due 01/15/2013		8,800	10,692
11.750% due 02/25/2020		725	1,055
Croatia Government International Bond
4.000% due 07/30/2010		69	69
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,113
10.250% due 11/08/2011		1,000	1,145
Hong Kong Government International Bond
5.125% due 08/01/2014		750	759
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,443
Korea Development Bank
2.938% due 11/22/2012		7,500	7,144
3.019% due 10/31/2008		500	499
3.218% due 10/20/2009		1,600	1,602
5.300% due 01/17/2013		700	696
5.750% due 09/10/2013		385	387
Korea Expressway Corp.
4.875% due 04/07/2014		1,540	1,464
5.125% due 05/20/2015		750	705
Malaysia Government International Bond
8.750% due 06/01/2009		255	265
Mexico Government International Bond
8.000% due 09/24/2022		45	55
Panama Government International Bond
7.250% due 03/15/2015		2,325	2,511
8.875% due 09/30/2027		2,600	3,276
9.375% due 04/01/2029		1,705	2,238
Peru Government International Bond
6.550% due 03/14/2037		320	325
8.375% due 05/03/2016		3,870	4,505
8.750% due 11/21/2033		1,000	1,290
Philippine Government International Bond
6.375% due 01/15/2032		14,900	13,522
7.750% due 01/14/2031		1,100	1,145
Poland Government International Bond
4.000% due 10/27/2024		55	53
Russia Government International Bond
7.500% due 03/31/2030		9,432	10,597
11.000% due 07/24/2018		500	702
South Africa Government International Bond
5.875% due 05/30/2022		750	698
6.500% due 06/02/2014		7,500	7,734
7.375% due 04/25/2012		2,730	2,887
Ukraine Government International Bond
7.650% due 06/11/2013		9,975	9,726
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,029
8.000% due 11/18/2022		9,471	10,158
9.250% due 05/17/2017		100	122
Venezuela Government International Bond
3.908% due 04/20/2011		1,500	1,348
6.000% due 12/09/2020		6,200	4,470
8.500% due 10/08/2014		2,000	1,890
10.750% due 09/19/2013		80	83
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	7,189
6.875% due 01/15/2016		3,000	2,887

Total Sovereign Issues (Cost $166,565)			165,569

FOREIGN CURRENCY-DENOMINATED ISSUES 17.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	866
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	1,500	2,390
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,516
BCM Ireland Finance Ltd.
9.856% due 08/15/2016		2,400	3,401
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,133
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	4,000	3,945
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		79,939	43,389
10.000% due 01/01/2017		31,740	15,493
Brazilian Government International Bond
12.500% due 01/05/2016		1,000	624
12.500% due 01/05/2022		5,200	3,171
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		4,000	3,950
10.057% due 08/15/2024		26,700	26,353
Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,865
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,773
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	1,500	2,019
Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,043
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,900
Eircom Group PLC
6.606% due 08/15/2014		1,750	2,590
6.856% due 08/15/2015		1,750	2,600
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,552
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	266
5.875% due 06/01/2015		14,000	19,684
7.800% due 09/27/2010		3,500	5,569
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,550
Green Valley Ltd.
8.342% due 01/10/2011		1,300	2,053
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	2,491
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,319
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,515
Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	1,952
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,071
JSG Holding PLC
6.509% due 02/18/2015	EUR	2,000	2,965
6.643% due 02/18/2014		2,000	2,950
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,657
Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,472
8.000% due 12/17/2015		121,000	11,040
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,764
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	943
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	946
Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013	EUR	2,991	4,590
6.565% due 11/30/2014		3,581	5,517
8.250% due 05/01/2016		3,300	4,754
OI European Group BV
6.875% due 03/31/2017		820	1,220
PagesJaunes Groupe
5.973% due 01/11/2014		4,000	5,729
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	18,920
Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	11,749
Pylon Ltd.
6.460% due 12/29/2008	EUR	1,500	2,353
QBE International Holdings PLC
9.743% due 08/03/2020	AUD	3,000	2,802
Republic of Germany
3.750% due 01/04/2017	EUR	20,000	29,572
4.750% due 07/04/2028		7,900	12,135
Rogers Communications, Inc.
7.250% due 12/15/2011	CAD	3,000	3,099
Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	2,856
9.644% due 04/06/2011		3,928	6,860
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,559
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	940
1.464% due 12/31/2049		100,000	930
4.375% due 10/27/2014	EUR	3,500	5,319
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,696
Unitymedia Hessen GmbH & Co. KG
7.723% due 04/15/2013	EUR	2,825	4,237
UPC Broadband Holding BV
6.467% due 12/31/2014		6,456	9,243
UPC Holding BV
7.750% due 01/15/2014		2,300	3,223
Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	22,740	1,072
5.000% due 09/14/2018 (d)		31,737	1,833
6.875% due 01/19/2016	EUR	13,000	20,468
Veolia Environnement
4.875% due 05/28/2013		3,460	5,212
Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,322
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,635

Total Foreign Currency-Denominated Issues (Cost $383,203)			404,625

SHORT-TERM INSTRUMENTS 4.9%
Certificates of Deposit 0.1%
Barclays Bank PLC
5.470% due 08/10/2009		$1,600	1,592
Unicredito Italiano NY
3.071% due 05/15/2009		1,400	1,400

			2,992

Commercial Paper 2.0%
Federal Home Loan Bank
2.000% due 07/01/2008		10,000	10,000
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		35,950	35,727

			45,727

Repurchase Agreements 0.0%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		274	274

(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 09/26/2008 valued at $283. Repurchase proceeds are $274.)
U.S. Treasury Bills 2.8%
1.808% due 08/28/2008 - 09/25/2008 (c)(e)		66,000	65,656

Total Short-Term Instruments (Cost $114,757)			114,649

Purchased Options (i) 0.5% (Cost $10,168)			11,683

Total Investments 110.3% (Cost $2,655,114)			$2,600,389
Written Options (j) (0.0%) (Premiums $1,532)			(894)
Other Assets and Liabilities (Net) (10.3%)			(243,541)

Net Assets 100.0%			$2,355,954

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $65,656 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $14,095 at a weighted average interest rate of 2.655%. On June 30, 2008, there were no open reverse repurchase agreements.

(g) Cash of $9,925 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	2,080	$(1,160)
90-Day Eurodollar September Futures	Long	09/2008	121	(22)
Euro-Bund 10-Year Bond September Futures	Long	09/2008	168	(317)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	97	(10)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	356	(242)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,892	(2,607)

				$(4,358)

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	Buy	(0.560%)	03/20/2017	BOA		$5,000	$194
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%)	12/20/2017	MLP		2,500	328
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.300%)	12/20/2017	RBS		2,500	338
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%	03/20/2013	BCLY		2,800	(23)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%	03/20/2013	DUB		2,700	(22)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%	03/20/2013	LEH		2,700	(22)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.975%	03/20/2013	RBS		5,400	(38)
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%)	08/20/2008	BCLY		2,000	1
Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%	08/20/2011	BCLY		4,000	(341)
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%)	08/20/2016	BCLY		2,000	298
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011	UBS		12,000	(345)
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011	LEH		4,200	(121)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(1.500%)	12/20/2017	RBS		5,000	(164)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY		1,800	35
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY		1,800	36
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%	01/20/2012	LEH		4,500	21
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH		3,500	42
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	02/20/2017	MSC		700	6
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%	08/20/2017	LEH		10,000	292
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017	LEH		1,000	5
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011	BCLY		2,100	(72)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM		1,500	(171)
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%)	06/20/2017	BOA		5,000	423
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012	CSFB		3,700	(120)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%	09/20/2012	CSFB		5,650	(54)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011	MSC		12,000	(462)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011	LEH		7,300	(280)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%	12/20/2012	GSC	EUR	1,700	(178)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%	12/20/2012	JPM		1,500	(138)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS		$1,000	(3)
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%)	03/20/2018	BOA		5,000	119
CSX Corp. 5.600% due 05/01/2017	Buy	(0.880%)	06/20/2017	UBS		5,000	308
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%)	12/20/2015	DUB		1,000	(4)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS		48,100	45
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012	CITI		4,000	(736)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012	JPM		4,000	(736)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012	MLP		4,000	(736)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011	WAC	EUR	3,900	(106)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011	UBS		3,900	(106)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%	06/20/2012	MSC		$5,950	(106)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012	BOA		1,800	(31)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.070%	12/20/2012	DUB		3,540	(70)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	MLP		1,300	(352)
GMAC LLC 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	BEAR		4,000	(490)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP		3,000	(116)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012	GSC		9,000	(2390)
GMAC LLC 6.875% due 08/28/2012	Sell	6.550%	09/20/2012	BEAR		4,700	(1138)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	GSC		4,200	(978)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012	MSC		4,000	(158)
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.227%)	03/20/2018	BOA		5,000	325
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	LEH		5,500	(175)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	RBS		5,000	(159)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	LEH		3,000	(83)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS		3,000	(82)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS		700	(35)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	BCLY		3,000	(170)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.540%)	12/20/2013	BCLY		2,000	116
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.540%)	12/20/2017	DUB		4,000	146
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.500%)	12/20/2017	BNP		1,000	39
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011	UBS		12,000	(243)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011	LEH		5,600	(115)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%)	03/20/2011	DUB		4,000	(34)
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.786%)	12/20/2017	BOA		5,000	210
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%)	03/20/2013	MSC		2,700	47
Kraft Foods, Inc. 6.500% due 08/11/2017	Buy	(0.590%)	09/20/2017	DUB		2,000	78
Kroger Co. 7.000% due 05/01/2018	Buy	(0.550%)	06/20/2018	JPM		5,000	87
Ltd. Brands, Inc. 6.125% due 12/01/2012	Buy	(2.410%)	09/20/2017	GSC		2,000	52
Marks & Spencer PLC 6.250% due 12/01/2017	Buy	(0.950%)	12/20/2017	RBS		5,000	464
Masco Corp. 6.125% due 10/03/2016	Buy	(0.915%)	12/20/2016	CSFB		5,000	453
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%)	03/20/2017	BOA		5,000	129
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012	MSC		4,000	219
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011	LEH		9,200	4
Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	GSC		210	10
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM		650	(13)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	UBS		500	(20)
Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	MSC		900	11
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	MSC		530	25
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	MSC		120	6
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%)	06/20/2015	BOA		100	4
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%)	06/20/2015	BOA		200	8
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%)	06/20/2015	BCLY		500	25
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC		7,900	11
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB		11,000	16
Multiple Reference Entities of Gazprom	Sell	1.380%	12/20/2008	MSC		33,800	87
Multiple Reference Entities of Gazprom	Sell	1.490%	09/20/2017	DUB		5,000	(311)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%	12/20/2012	LEH		1,800	(86)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	MSC		600	22
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011	BCLY		11,500	11
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%	04/20/2016	BCLY		3,900	(60)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%	09/20/2017	DUB		5,000	(173)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	BCLY		2,500	(47)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%	06/20/2013	UBS		3,800	(37)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	MSC		300	(13)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017	DUB		4,500	(178)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	BCLY		1,000	(39)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	BCLY		1,000	(37)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	12/20/2017	CITI		5,200	(473)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012	LEH		500	(51)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%	10/20/2012	MSC		3,000	(64)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011	BCLY		3,900	(34)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%	10/20/2012	CSFB		1,400	(32)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%	08/19/2013	JPM		200	21
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%	09/04/2013	GSC		810	78
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%	09/05/2013	GSC		350	33
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%	09/17/2013	GSC		200	17
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	MLP		4,500	306
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012	BOA		4,500	(582)
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%)	12/20/2016	BEAR		5,000	518
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	MLP		3,350	(203)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	09/20/2011	UBS	EUR	3,900	(128)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	09/20/2011	WAC		3,900	(127)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011	LEH		$9,200	62
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%)	12/20/2012	BOA		190	3
Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus 0.100% due 01/11/2010	Buy	(0.090%)	03/20/2010	MSC		15,000	104
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.830%)	12/20/2016	JPM		5,000	205
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	MLP		2,000	(102)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	JPM		5,000	(280)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC		11,700	(670)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%	05/20/2012	MSC		5,400	(367)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH		3,000	(202)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB		3,000	(11)
Viacom, Inc. 6.250% due 04/30/2016	Buy	(0.900%)	06/20/2016	MSC		5,000	193
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY		3,100	(11)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	BNP		17,200	(1047)
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.820%)	03/20/2018	DUB		5,000	149

							$(10,516)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC		$16,000	$1,247
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY		4,000	25
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	CSFB		1,000	(1)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	DUB		6,500	(29)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	GSC		4,000	(2)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	JPM		1,000	(8)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH		43,400	56
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC		1,000	(7)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI		8,943	(299)
Dow Jones CDX N.A. HY10 Index	Sell	2.360%	06/20/2011	MLP		2,000	(67)
Dow Jones CDX N.A. HY10 Index	Sell	5.000%	06/20/2013	BCLY		21,400	170
Dow Jones CDX N.A. HY10 Index	Sell	5.000%	06/20/2013	CSFB		17,000	129
Dow Jones CDX N.A. HY10 Index	Sell	5.000%	06/20/2013	JPM		6,400	55
Dow Jones CDX N.A. HY10 Index	Sell	5.000%	06/20/2013	RBS		17,000	178
Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	LEH		1,500	(43)
Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	GSC		15,000	(347)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	DUB		17,000	(589)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	MSC		1,000	(33)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC		1,100	8
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB		5,300	39
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC		1,800	14
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB		1,800	14
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB		900	7
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC		14,000	97
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	MSC		1,000	7
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM		4,800	30
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB		12,300	98
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB		7,400	65
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY		33,400	124
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB		3,900	13
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	JPM		22,200	254
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC		44,800	136
Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	MSC	EUR	43,600	(836)
Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011	MSC		2,500	(68)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	DUB		3,000	(394)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	LEH		26,000	(3,352)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	DUB		4,900	(231)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	JPM		6,975	(335)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CITI		$9,000	(6,855)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CITI		9,500	(7,966)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	GSC		9,000	(7,553)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS		9,500	(7,955)

							$(34,204)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$84,000	$(379)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		98,700	(730)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		34,100	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		128,300	(883)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		166,300	(747)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		34,200	(514)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		41,700	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		73,000	(524)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		1,900	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,200	(125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		34,100	(560)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,200	(222)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		5,600	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,600	(186)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	196,650	(1,298)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		173,050	(1,177)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	23,000	(1,224)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		56,400	(3,000)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		8,000	(469)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(64)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,000	(155)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		6,000	(330)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,500	(120)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		2,500	(122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		3,200	(189)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		14,800	(906)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	(885)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		6,800	(159)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		26,800	(611)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC	EUR	11,700	794
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	(203)
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	116
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	15,260	(599)

							$(16,121)

(i) Purchased options outstanding on June 30, 2008:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$462	$399
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	461	757
Call - OTC U.S. dollar versus Japanese yen		101.250	12/08/2010	87,000	4,565	4,689
Put - OTC U.S. dollar versus Japanese yen		101.250	12/08/2010	87,000	4,680	5,838

					$10,168	$11,683

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	778	$738	$290
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	98	63	31
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	680	731	573

				$1,532	$894

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$9,926	$9,357	0.40%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	6.000%	07/01/2038	$128,500	$129,780	$129,644
Freddie Mac	5.000%	07/01/2023	9,000	8,868	8,889
U.S. Treasury Bonds	4.750%	02/15/2037	2,000	2,005	2,113
U.S. Treasury Notes	3.250%	12/31/2009	77,200	77,715	78,329
U.S. Treasury Notes	3.625%	12/31/2012	5,900	6,014	6,002

				$224,382	$224,977

(3)	Market value includes $212 of interest payable on short sales.

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,544	07/2008	$0	$(11)	$(11)
Buy	BRL	95,602	07/2008	2,756	0	2,756
Sell		95,602	07/2008	0	(5,830)	(5,830)
Buy		20,353	12/2008	198	0	198
Sell		177,473	12/2008	0	(8,517)	(8,517)
Sell	CAD	6,060	08/2008	49	0	49
Buy	CLP	2,512,709	07/2008	0	(282)	(282)
Sell		2,512,709	07/2008	583	0	583
Buy		2,433,405	12/2008	0	(437)	(437)
Sell		3,683,215	12/2008	361	0	361
Buy		2,512,709	05/2009	0	(580)	(580)
Buy	CNY	264,403	07/2008	1,598	0	1,598
Sell		264,403	07/2008	0	(736)	(736)
Buy		315,516	10/2008	779	0	779
Sell		315,516	10/2008	0	(635)	(635)
Buy		222,880	11/2008	349	0	349
Sell	COP	11,650,228	12/2008	137	0	137
Buy	CZK	8,181	12/2008	86	0	86
Sell	EUR	168,033	07/2008	0	(2,708)	(2,708)
Sell	GBP	37,169	08/2008	0	(409)	(409)
Buy	HKD	310	07/2008	0	0	0
Buy	HUF	2,137	07/2008	1	0	1
Sell		2,137	07/2008	0	0	0
Buy		2,137	11/2008	1	0	1
Buy	IDR	255,005,000	10/2008	240	0	240
Buy	ILS	888	11/2008	38	0	38
Sell	JPY	2,900,341	07/2008	0	(453)	(453)
Buy	KRW	14,567,748	08/2008	0	(2,095)	(2,095)
Sell		14,567,748	08/2008	718	0	718
Buy	MXN	573,405	07/2008	2,201	0	2,201
Sell		573,405	07/2008	0	(3,551)	(3,551)
Buy		6,300	11/2008	0	0	0
Sell		336,541	11/2008	0	(371)	(371)
Buy	MYR	113,169	08/2008	19	(493)	(474)
Buy	PHP	1,361,841	08/2008	0	(3,347)	(3,347)
Buy	PLN	34,750	07/2008	3,319	0	3,319
Sell		34,750	07/2008	0	(1,742)	(1,742)
Buy		238	11/2008	2	0	2
Sell		3,829	11/2008	0	(41)	(41)
Buy		6,176	05/2009	84	0	84
Sell	RON	50,756	01/2009	0	(2,193)	(2,193)
Buy	RUB	632,712	07/2008	1,765	0	1,765
Sell		632,712	07/2008	0	(713)	(713)
Buy		747,118	11/2008	1,593	0	1,593
Buy		495,277	05/2009	394	0	394
Buy	SGD	38,427	08/2008	1,103	0	1,103
Buy		8,863	11/2008	165	0	165
Buy	SKK	10,523	07/2008	81	0	81
Sell		10,523	07/2008	0	(9)	(9)
Buy		10,523	01/2009	9	0	9
Buy	TRY	824	12/2008	0	(10)	(10)
Buy	ZAR	125,208	07/2008	0	(1,974)	(1,974)
Sell		125,208	07/2008	162	(355)	(193)
Buy		96,862	12/2008	343	0	343
Sell		87,366	12/2008	118	0	118

				$19,252	$(37,492)	$(18,240)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$2,584,155	$16,234	$2,600,389
Other Financial Instruments++	(4,358)	(297,919)	(6,821)	(309,098)

Total	$(4,358)	$2,286,236	$9,413	$2,291,291

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$14,390	$1,403	$(2)	$443	$0	$16,234
Other Financial Instruments++	(2,940)	0	0	(3,881)	0	(6,821)

Total	$11,450	$1,403	$(2)	$(3,438)	$0	$9,413

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 14.3%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	373,512	$202,855
10.000% due 01/01/2017		151,590	74,021
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		3,500	3,457
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	207

Total Brazil (Cost $261,606)			280,540

CANADA 0.3%
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$6,200	6,014

Total Canada (Cost $6,178)			6,014

COLOMBIA 2.4%
Colombia Government International Bond
11.750% due 03/01/2010	COP	1,000	1
12.000% due 10/22/2015		70,076,000	35,336
Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	11,993

Total Colombia (Cost $57,540)			47,330

CZECH REPUBLIC 8.4%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	24,190
3.700% due 06/16/2013		272,400	16,996
3.750% due 09/12/2020		36,000	2,050
3.800% due 04/11/2015		298,910	18,360
4.700% due 09/12/2022		70,000	4,311
6.400% due 04/14/2010		1,448,000	98,258

Total Czech Republic (Cost $130,746)			164,165

EGYPT 1.4%
Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	11,235
Petroleum Export Ltd.
4.623% due 06/15/2010		$2,533	2,517
4.633% due 06/15/2010		400	398
5.265% due 06/15/2011		4,810	4,796
Petroleum Export Ltd. II
6.340% due 06/20/2011		8,907	8,944

Total Egypt (Cost $26,863)			27,890

HUNGARY 4.2%
Hungary Government Bond
5.500% due 02/12/2014	HUF	9,868,240	55,600
5.500% due 02/12/2016		4,701,000	25,634

Total Hungary (Cost $74,706)			81,234

MALAYSIA 0.1%
Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,632

Total Malaysia (Cost $2,948)			2,632

MEXICO 5.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	6,970
9.000% due 01/15/2016		35,000	3,240
Mexican Bonos
7.250% due 12/15/2016		297,300	25,568
7.500% due 06/03/2027		29,000	2,359
7.750% due 12/14/2017		4,200	370
8.000% due 12/17/2015		773,730	70,594

	Shares
Mexico Government International Bond Warrants
0.000% due 10/09/2008		5,300	$16

	Principal Amount (000s)
Pemex Project Funding Master Trust
4.513% due 10/15/2009		$2,000	2,022
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,007
8.750% due 01/31/2016	MXN	35,000	3,206
Vitro SAB de C.V.
8.625% due 02/01/2012		$100	91
9.125% due 02/01/2017		50	40

Total Mexico (Cost $120,005)			115,483

NETHERLANDS 0.9%
Rabobank Nederland NV
2.471% due 02/01/2010		$10,000	9,978
3.119% due 05/19/2010		6,700	6,692

Total Netherlands (Cost $16,629)			16,670

NEW ZEALAND 0.1%
ANZ National International Ltd.
2.820% due 04/14/2010		$2,660	2,640

Total New Zealand (Cost $2,642)			2,640

PERU 1.5%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,714
9.910% due 05/05/2015		70,634	28,131

Total Peru (Cost $30,261)			29,845

POLAND 6.4%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	140
4.750% due 04/25/2012		109,290	47,781
5.750% due 03/24/2010		101,580	46,766
5.750% due 09/23/2022		69,092	30,016

Total Poland (Cost $100,937)			124,703

QATAR 0.2%
Qatar Petroleum
5.579% due 05/30/2011		$3,533	3,609

Total Qatar (Cost $3,569)			3,609

RUSSIA 2.3%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	20,450
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		1,060	1,051
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	1,014
VTB Capital S.A.
3.384% due 08/01/2008		23,100	22,991

Total Russia (Cost $45,600)			45,506

SLOVAKIA 0.2%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	$2,082
4.900% due 02/11/2014		47,000	2,435

Total Slovakia (Cost $3,887)			4,517

SOUTH AFRICA 0.6%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,510
8.000% due 12/21/2018		25,000	2,666
10.000% due 02/28/2009		10,000	1,256

Total South Africa (Cost $14,071)			11,432

SOUTH KOREA 0.1%
Korea Development Bank
3.218% due 10/20/2009		$1,000	1,001

Total South Korea (Cost $1,001)			1,001

SWITZERLAND 0.3%
UBS AG
2.910% due 07/23/2009		$5,700	5,635

Total Switzerland (Cost $5,688)			5,635

THAILAND 7.9%
Bank of Thailand
0.000% due 06/18/2009	THB	1,545,850	44,435
3.700% due 01/24/2011		29,620	859
Thailand Government Bond
4.250% due 03/13/2013		2,698,825	76,499
5.125% due 03/13/2018		1,062,730	29,594
5.400% due 07/27/2016		88,300	2,556

Total Thailand (Cost $168,907)			153,943

TURKEY 4.7%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	505
0.000% due 11/26/2008		11,160	8,500
14.000% due 01/19/2011		115,813	80,634
15.000% due 02/10/2010		1,055	788
16.000% due 03/07/2012		2,900	2,056

Total Turkey (Cost $92,798)			92,483

UKRAINE 0.4%
Ukraine Government International Bond
6.391% due 08/05/2009		$7,900	8,019

Total Ukraine (Cost $8,021)			8,019

UNITED KINGDOM 0.6%
AstraZeneca PLC
2.991% due 09/11/2009		$4,400	4,406
Bank of Scotland PLC
2.756% due 07/17/2009		600	600
Barclays Bank PLC
7.700% due 04/29/2049		5,850	5,981

Total United Kingdom (Cost $10,839)			10,987

UNITED STATES 21.9%
Asset-Backed Securities 2.0%
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011		$1,100	1,104
3.921% due 10/15/2012		1,100	1,111
Chase Issuance Trust
2.511% due 10/15/2012		700	692
3.227% due 08/17/2015		1,600	1,584
Citigroup Mortgage Loan Trust, Inc.
2.522% due 12/25/2036		1,587	1,505
3.382% due 07/25/2037		2,833	2,589
Countrywide Asset-Backed Certificates
2.532% due 03/25/2037		1,177	1,150
2.532% due 05/25/2037		159	153
2.582% due 05/25/2047		594	568
2.582% due 09/25/2047		2,782	2,718
Credit-Based Asset Servicing & Securitization LLC
2.602% due 07/25/2037		158	146
Daimler Chrysler Auto Trust
3.378% due 07/08/2011		2,000	2,009
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		311	299
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		9,300	9,396
Indymac Residential Asset-Backed Trust
2.562% due 07/25/2037		1,548	1,524
JPMorgan Mortgage Acquisition Corp.
2.542% due 05/25/2037		1,420	1,359
Long Beach Mortgage Loan Trust
2.542% due 12/25/2036		108	102
MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036		2,263	2,212
2.562% due 05/25/2037		1,981	1,911
MBNA Credit Card Master Note Trust
2.511% due 11/15/2012		400	396
MBNA Master Credit Card Trust
2.631% due 08/15/2014		1,000	981
Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036		165	160
Morgan Stanley ABS Capital I
2.542% due 05/25/2037		4,496	4,385
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		459	398
Soundview Home Equity Loan Trust
3.282% due 10/25/2037		125	121
South Carolina Student Loan Corp.
3.207% due 09/02/2014		400	400
3.257% due 03/01/2018		500	500

			39,473

Corporate Bonds & Notes 18.2%
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	100
Allstate Life Global Funding II
3.328% due 05/21/2010		5,000	4,971
American Express Credit Corp.
3.882% due 05/27/2010		12,100	12,007
American Honda Finance Corp.
2.784% due 02/09/2010		1,500	1,499
American International Group, Inc.
2.952% due 01/29/2010		2,400	2,395
Anadarko Petroleum Corp.
3.176% due 09/15/2009		4,000	3,955
AT&T, Inc.
2.888% due 11/14/2008		1,000	1,000
Bank of America Corp.
2.855% due 08/13/2010		8,000	7,894
2.921% due 09/25/2009		1,000	996
8.000% due 12/29/2049		10,000	9,392
8.125% due 12/29/2049		6,900	6,531
Bank of America N.A.
3.056% due 06/15/2016		12,000	10,862
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		100	99
2.839% due 05/18/2010		1,900	1,855
2.891% due 03/30/2009		2,000	1,983
2.947% due 09/09/2009		200	198
5.300% due 10/30/2015		300	282
6.400% due 10/02/2017		4,000	3,965
6.950% due 08/10/2012		1,000	1,041
7.250% due 02/01/2018		400	419
Caterpillar Financial Services Corp.
2.779% due 05/18/2009		1,100	1,097
2.785% due 08/20/2010		600	594
CIT Group, Inc.
2.787% due 06/08/2009		2,000	1,850
Citigroup Funding, Inc.
2.862% due 03/02/2009		1,000	992
3.820% due 05/07/2010		12,000	11,912
Citigroup, Inc.
2.831% due 12/28/2009		8,000	7,806
5.500% due 04/11/2013		5,800	5,669
8.400% due 04/29/2049		7,350	6,996
Comcast Corp.
3.010% due 07/14/2009		2,900	2,878
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		4,000	4,003
Countrywide Financial Corp.
2.868% due 01/05/2009		200	196
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	950	1,466
5.625% due 07/15/2009		$300	293
6.250% due 04/15/2009		1,200	1,182
Credit Suisse USA, Inc.
2.757% due 06/05/2009		600	598
2.775% due 11/20/2009		800	791
Dominion Resources, Inc.
3.864% due 06/17/2010		900	901
Entergy Gulf States, Inc.
3.427% due 12/08/2008		700	700
Ford Motor Co.
7.250% due 10/01/2008		10,000	9,875
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,900	1,868
5.700% due 01/15/2010		10,150	8,664
7.375% due 10/28/2009		1,500	1,367
7.875% due 06/15/2010		400	345
General Electric Capital Corp.
2.896% due 12/15/2009		1,200	1,196
2.997% due 04/28/2011		6,500	6,444
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		9,600	9,631
GMAC LLC
3.926% due 05/15/2009		1,940	1,825
3.951% due 09/23/2008		1,000	985
5.625% due 05/15/2009		8,650	8,011
5.850% due 01/14/2009		4,680	4,445
Goldman Sachs Group, Inc.
2.891% due 12/22/2008		1,000	976
3.101% due 06/28/2010		8,000	7,782
Hewlett-Packard Co.
3.081% due 09/03/2009		1,095	1,091
HJ Heinz Co.
6.428% due 12/01/2020		900	908
HSBC Finance Corp.
2.866% due 03/12/2010		1,000	972
2.966% due 05/10/2010		1,500	1,470
3.000% due 11/16/2009		900	888
John Deere Capital Corp.
2.789% due 07/16/2010		100	99
3.434% due 01/18/2011		4,000	3,998
3.536% due 06/10/2011		5,100	5,098
JPMorgan Chase & Co.
2.498% due 05/07/2010		740	734
2.886% due 01/17/2011		8,000	7,871
2.929% due 06/25/2012		9,600	9,361
2.981% due 10/02/2009		1,000	999
KeyBank N.A.
4.682% due 06/02/2010		3,500	3,489
Kraft Foods, Inc.
3.216% due 08/11/2010		3,000	2,946
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		11,400	10,566
2.998% due 10/22/2008		5,000	4,982
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		9,300	9,157
Metropolitan Life Global Funding I
2.759% due 05/17/2010		4,000	3,947
MGM Mirage
6.000% due 10/01/2009		400	395
Morgan Stanley
2.803% due 01/15/2010		2,000	1,935
2.870% due 05/07/2010		6,000	5,797
4.778% due 05/14/2010		16,100	16,046
Oracle Corp.
2.738% due 05/14/2010		3,000	2,986
Pemex Project Funding Master Trust
4.076% due 06/15/2010		37,019	37,131
Pricoa Global Funding I
2.957% due 07/27/2009		750	745
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	4,010
Qwest Corp.
5.625% due 11/15/2008		4,500	4,511
Reynolds American, Inc.
3.476% due 06/15/2011		9,600	9,121
SLM Corp.
2.976% due 03/15/2011		250	215
3.060% due 07/27/2009		200	188
3.080% due 07/26/2010		2,300	2,042
3.150% due 10/25/2011		300	257
5.158% due 12/15/2010	EUR	200	271
Ventas Realty LP
8.750% due 05/01/2009		$5,758	5,902
Wachovia Bank N.A.
2.640% due 08/10/2009		2,000	1,972
3.619% due 05/14/2010		3,980	3,962
Wachovia Corp.
2.843% due 10/15/2011		1,000	951
7.980% due 12/31/2049		2,400	2,211
Walt Disney Co.
2.796% due 09/10/2009		400	400
Wells Fargo & Co.
3.342% due 01/29/2010		1,000	999

			355,405

Mortgage-Backed Securities 1.0%
American Home Mortgage Assets Trust
4.448% due 11/25/2046		3,350	2,476
Banc of America Funding Corp.
5.756% due 03/20/2036		549	501
BCAP LLC Trust
2.652% due 01/25/2037		1,584	1,014
Bear Stearns Adjustable Rate Mortgage Trust
5.733% due 02/25/2036		567	472
Bear Stearns Alt-A Trust
5.512% due 08/25/2036		700	400
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		681	660
Downey Savings & Loan Association Mortgage Loan Trust
5.973% due 07/19/2044		1,263	1,088
GSR Mortgage Loan Trust
5.347% due 11/25/2035		519	491
Harborview Mortgage Loan Trust
2.982% due 02/19/2034		1,817	1,489
Homebanc Mortgage Trust
5.800% due 04/25/2037		581	457
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,804	2,499
MASTR Adjustable Rate Mortgages Trust
2.782% due 05/25/2047		800	397
MASTR Alternative Loans Trust
2.882% due 03/25/2036		224	159
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,007	1,901
Residential Accredit Loans, Inc.
5.714% due 02/25/2036		467	379
Residential Asset Securitization Trust
2.882% due 01/25/2046		522	369
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		494	366
WaMu Mortgage Pass-Through Certificates
6.222% due 12/19/2039		1,859	1,774
Wells Fargo Mortgage-Backed Securities Trust
2.982% due 07/25/2037		745	644
4.018% due 12/25/2034		1,741	1,719

			19,255

U.S. Government Agencies 0.7%
Fannie Mae
5.178% due 07/01/2035		526	524
5.500% due 12/01/2036 - 02/01/2038		6,771	6,686
Freddie Mac
5.000% due 05/01/2023		6,975	6,899

			14,109

Total United States (Cost $430,051)			428,242

URUGUAY 0.3%
Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	107,389	6,201

Total Uruguay (Cost $5,063)			6,201

SHORT-TERM INSTRUMENTS 12.5%
Certificates of Deposit 0.7%
Barclays Bank PLC
5.470% due 08/10/2009		$4,630	4,607
Unicredito Italiano NY
3.071% due 05/15/2009		9,300	9,300

			13,907

Commercial Paper 9.6%
CBA (de) Finance
2.740% due 09/24/2008		18,400	18,276
Danske Corp.
2.720% due 08/01/2008		21,800	21,749
Federal Home Loan Bank
2.000% due 07/01/2008		25,600	25,600
Nordea N.A., Inc.
2.770% due 09/29/2008		39,600	39,314
Royal Bank of Scotland Group PLC
2.750% due 09/24/2008		10,000	9,932
Societe General N.A.
2.740% due 09/10/2008		6,800	6,763
UBS Finance Delaware LLC
2.625% due 09/02/2008		45,700	45,481
Westpac Banking Corp.
2.700% due 09/18/2008		21,300	21,168

			188,283

Repurchase Agreements 0.0%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		670	670
(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 10/31/2008 valued at $684. Repurchase proceeds are $670.)

U.S. Treasury Bills 2.2%
1.886% due 08/28/2008 - 09/25/2008 (a)(c)		43,000	42,754

Total Short-Term Instruments (Cost $245,731)			245,614

Total Investments 97.9% (Cost $1,866,287)			$1,916,335
Written Options (e) (0.0%) (Premiums $1,328)			(730)
Other Assets and Liabilities (Net) 2.1%			42,071

Net Assets 100.0%			$1,957,676

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $39,024 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Swap agreements outstanding on June 30, 2008:

Asset Swaps

Counterparty	Pay Floating Rate	Underlying Asset	Receive	Notional Amount	Unrealized Appreciation/ (Depreciation)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	$8,017	$(985)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	67,470	(9,723)
BCLY	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	36,140	2,023
CITI	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	30,052	(1,152)
DUB	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	4,066	(584)

					$(10,421)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month HKD-LIBOR	3.270%	04/22/2013	CITI	HKD	55,470	$254
Receive	3-Month HKD-LIBOR	3.305%	04/24/2013	CITI		129,430	571
Receive	3-Month HKD-LIBOR	3.470%	05/06/2013	CITI		92,000	321
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		$11,600	215
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,500	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		1,700	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		12,300	166
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,400	8
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	130,449	(900)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		130,450	(900)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	MSC		416,700	(2,587)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	BCLY		650,100	(8,036)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	HSBC		172,000	(2,640)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	11.105%	06/11/2015	JPM		144,500	(551)
Pay	6-Month CZK-LIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	(197)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI		156,120	(438)
Pay	6-Month CZK-LIBOR	3.340%	02/23/2012	BCLY		40,000	(115)
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	BCLY		895,000	(1,329)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI	HUF	1,807,850	271
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		993,850	108
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	BCLY	PLN	259,400	(1,393)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	JPM		3,800	(20)
Receive	6-Month SGD-LIBOR	2.590%	04/24/2013	CITI	SGD	8,710	319
Receive	6-Month SGD-LIBOR	2.630%	04/29/2013	CITI		17,390	629
Receive	6-Month SGD-LIBOR	2.695%	05/06/2013	JPM		9,000	304
Receive	6-Month SGD-LIBOR	2.915%	05/16/2013	HSBC		28,800	778
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.150%	01/03/2012	BCLY	SKK	15,550	(20)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.160%	01/10/2012	CITI		63,000	(87)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.180%	03/02/2012	BCLY		223,000	(321)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.580%	07/31/2012	BCLY		920	1
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.100%	03/14/2015	BCLY		412,000	(955)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC	MXN	2,382,000	(2,402)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		110,600	(1,076)
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	UBS	BRL	314,000	(864)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		150,000	(2,177)
Pay	BRL-CDI-Compounded	14.225%	01/04/2010	MSC		52,400	(156)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		28,700	(1,589)

							$(24,842)

(e) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,054	$610	$393
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1,054	718	337

				$1,328	$730

(f) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Freddie Mac	5.000%	07/01/2023	$7,000	$6,897	$6,914
U.S. Treasury Notes	2.500%	03/31/2013	5,400	5,202	5,253

				$12,099	$12,167

(1)	Market value includes $39 of interest payable on short sales.

(g) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	04/2009	$0	$(38)	$(38)
Sell	ARS	154,131	08/2008	37	(1,698)	(1,661)
Buy	BRL	275,476	07/2008	8,709	0	8,709
Sell		275,476	07/2008	0	(20,616)	(20,616)
Buy		64,435	12/2008	1,965	(19)	1,946
Sell		234,789	12/2008	0	(4,518)	(4,518)
Buy	CLP	18,782,347	07/2008	0	(2,930)	(2,930)
Sell		18,782,347	07/2008	2,918	0	2,918
Buy		28,170,821	12/2008	0	(4,529)	(4,529)
Sell		18,269,118	12/2008	4,637	0	4,637
Buy		2,822,400	03/2009	0	(477)	(477)
Buy		169,708	05/2009	0	(39)	(39)
Buy		1,581,269	11/2010	74	0	74
Buy	CNY	41,475	07/2008	333	0	333
Sell		41,475	07/2008	0	(239)	(239)
Buy		5,637	10/2008	3	0	3
Sell		5,637	10/2008	0	(2)	(2)
Buy		7,337	03/2009	0	(35)	(35)
Buy		113,964	05/2009	225	0	225
Buy	COP	64,634,919	12/2008	21	(2,734)	(2,713)
Sell		148,647,182	12/2008	639	(2,766)	(2,127)
Buy	CZK	830,865	07/2008	4,046	0	4,046
Sell		830,865	07/2008	0	(3,932)	(3,932)
Buy		927,359	12/2008	5,036	0	5,036
Sell		814,457	12/2008	0	(2,605)	(2,605)
Buy		19,735	05/2009	69	0	69
Sell	EUR	1,350	07/2008	0	(26)	(26)
Sell	GBP	2,268	08/2008	0	(25)	(25)
Buy	HKD	136,111	07/2008	0	(43)	(43)
Buy	HUF	11,817,095	07/2008	11,134	0	11,134
Sell		11,817,095	07/2008	0	(7,450)	(7,450)
Buy		4,346,945	11/2008	989	0	989
Sell		74,079	11/2008	0	(20)	(20)
Buy		427,830	12/2008	124	0	124
Sell		837,631	12/2008	0	(219)	(219)
Buy	IDR	301,101,829	10/2008	291	(43)	248
Sell		19,821,084	10/2008	0	(10)	(10)
Buy	ILS	9,985	07/2008	0	(99)	(99)
Sell		9,985	07/2008	0	(112)	(112)
Buy		11,218	11/2008	19	(7)	12
Sell		63,078	11/2008	100	(822)	(722)
Buy	INR	23,178	08/2008	0	(41)	(41)
Sell		21,325	11/2008	14	0	14
Buy	KWD	1,186	04/2009	0	(47)	(47)
Buy	MXN	1,021,964	07/2008	5,969	0	5,969
Sell		1,021,964	07/2008	0	(3,280)	(3,280)
Buy		789,630	11/2008	582	(39)	543
Buy		28,737	05/2009	2	0	2
Buy	MYR	424,613	08/2008	2,307	(1,019)	1,288
Sell		52,565	08/2008	20	(129)	(109)
Buy		69,607	11/2008	0	(472)	(472)
Buy	PEN	51,319	07/2008	0	(1,268)	(1,268)
Sell		51,319	07/2008	1,409	0	1,409
Sell		18,627	01/2009	213	0	213
Buy	PHP	2,383,755	08/2008	13	(4,174)	(4,161)
Sell		1,481,110	08/2008	1,273	0	1,273
Buy	PLN	291,665	07/2008	18,567	0	18,567
Sell		291,665	07/2008	0	(7,863)	(7,863)
Buy		229,681	11/2008	2,565	0	2,565
Buy		27,754	05/2009	280	0	280
Buy	RON	2,182	11/2008	113	0	113
Sell		140,324	11/2008	0	(4,033)	(4,033)
Sell		6,570	01/2009	38	(42)	(4)
Buy	RUB	1,042,253	07/2008	3,099	0	3,099
Sell		1,042,253	07/2008	0	(908)	(908)
Buy		1,477,037	11/2008	2,205	0	2,205
Sell		338,947	11/2008	0	(246)	(246)
Buy		742,486	05/2009	631	0	631
Buy	SAR	15,472	04/2009	0	(42)	(42)
Buy	SGD	41,005	08/2008	767	0	767
Sell		2,758	08/2008	0	(17)	(17)
Buy		39,274	11/2008	338	0	338
Buy	SKK	1,041,760	07/2008	7,282	0	7,282
Sell		1,041,760	07/2008	0	(3,663)	(3,663)
Buy		337,993	10/2008	1,535	0	1,535
Buy		280,972	01/2009	249	0	249
Buy	THB	95,241	07/2008	8	0	8
Buy	TRY	174,833	12/2008	4,152	(181)	3,971
Sell		58,009	12/2008	428	(749)	(321)
Buy	TWD	543,634	09/2008	26	(434)	(408)
Buy	ZAR	1,173,052	07/2008	2,703	(5,230)	(2,527)
Sell		1,173,052	07/2008	1,757	(5,168)	(3,411)
Buy		1,743,076	12/2008	5,932	(75)	5,857

				$105,846	$(95,173)	$10,673

(h) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,907,375	$8,960	$1,916,335
Other Financial Instruments++	0	(36,296)	(1,152)	(37,448)

Total	$0	$1,871,079	$7,808	$1,878,887

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$0	$8,895	$5	$60	$0	$8,960
Other Financial Instruments++	(6,538)	0	0	(5,906)	11,292	(1,152)

Total	$(6,538)	$8,895	$5	$(5,846)	$11,292	$7,808

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 1.7%
Argentina Bonos
3.092% due 08/03/2012		$101,330	$53,850

Total Argentina (Cost $58,108)			53,850

BERMUDA 0.2%
BW Group Ltd.
6.625% due 06/28/2017		$5,730	5,960

Total Bermuda (Cost $5,701)			5,960

BRAZIL 13.7%
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	6,000	5,919
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		166,828	90,554
10.000% due 01/01/2017		122,425	59,801
Brazilian Government International Bond
7.875% due 03/07/2015		$3,709	4,163
8.250% due 01/20/2034		34,680	42,726
8.750% due 02/04/2025		17,175	21,537
8.875% due 10/14/2019		11,076	13,895
8.875% due 04/15/2024		19,685	25,070
10.125% due 05/15/2027		36,100	51,442
10.250% due 01/10/2028	BRL	4,600	2,439
10.500% due 07/14/2014		$874	1,108
12.500% due 01/05/2016	BRL	2,000	1,247
12.750% due 01/15/2020		$3,750	5,859
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017	BRL	6,600	6,518
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,160
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,483
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,075
CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,160
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,714
GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	34,450
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,476
8.800% due 01/30/2017		3,600	3,753
Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,680
Vale Overseas Ltd.
6.250% due 01/11/2016		4,700	4,618
6.250% due 01/23/2017		6,200	6,038
6.875% due 11/21/2036		14,440	13,510
8.250% due 01/17/2034		750	817

Total Brazil (Cost $394,501)			446,212

CHILE 0.9%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,074
Banco Santander Chile
5.375% due 12/09/2014		3,000	3,050
CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,051
6.150% due 10/24/2036		8,200	7,898
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,426
Enersis S.A.
7.375% due 01/15/2014		1,098	1,168
7.400% due 12/01/2016		1,850	1,985

Total Chile (Cost $28,348)			27,652

CHINA 0.6%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,996
Export-Import Bank of China
5.250% due 07/29/2014		9,958	9,956
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,793

Total China (Cost $19,042)			18,745

COLOMBIA 4.4%
Colombia Government International Bond
7.375% due 01/27/2017		$33,600	36,507
7.375% due 09/18/2037		17,440	18,704
8.250% due 12/22/2014		32,030	36,594
9.850% due 06/28/2027	COP	600,000	246
10.375% due 01/28/2033		$1,850	2,701
10.750% due 01/15/2013		25,535	31,025
11.750% due 02/25/2020		3,047	4,433
12.000% due 10/22/2015	COP	25,375,000	12,796

Total Colombia (Cost $142,060)			143,006

EGYPT 0.5%
Petroleum Export Ltd.
5.265% due 06/15/2011		$5,916	5,881
Petroleum Export Ltd. II
6.340% due 06/20/2011		10,635	10,680

Total Egypt (Cost $16,318)			16,561

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,272
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,831

Total El Salvador (Cost $14,876)			14,103

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,680
10.250% due 11/08/2011		771	883

Total Guatemala (Cost $9,435)			9,563

INDIA 0.5%
ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	7,847
NTPC Ltd.
5.875% due 03/02/2016		2,736	2,593
Vedanta Resources PLC
6.625% due 02/22/2010		6,060	6,045

Total India (Cost $16,945)			16,485

INDONESIA 1.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	20,057
Majapahit Holding BV
7.250% due 10/17/2011		8,105	7,902
7.250% due 06/28/2017		10,600	9,488
7.750% due 10/17/2016		950	911
7.875% due 06/29/2037		23,600	20,178

Total Indonesia (Cost $64,164)			58,536

KAZAKHSTAN 0.9%
Intergas Finance BV
6.375% due 05/14/2017		$9,100	8,122
6.875% due 11/04/2011		2,980	2,947
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		19,311	18,605

Total Kazakhstan (Cost $31,193)			29,674

MALAYSIA 1.0%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	20,191
7.750% due 08/15/2015		1,690	1,953
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,653
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,061

Total Malaysia (Cost $33,927)			33,858

MEXICO 6.2%
America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	14,322
5.625% due 11/15/2017		8,400	8,140
5.750% due 01/15/2015		11,700	11,643
8.460% due 12/18/2036	MXN	10,900	866
C5 Capital SPV Ltd.
6.196% due 12/01/2049		2,100	2,034
6.196% due 12/31/2049		4,835	4,707
C8 Capital SPV Ltd.
6.640% due 12/29/2049		10,000	9,380
6.640% due 12/31/2049		5,800	5,394
C10 Capital SPV Ltd.
6.722% due 12/18/2049		$1,000	929
6.722% due 12/31/2049		8,500	7,831
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,285
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	5,632
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,350
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	975
9.375% due 05/01/2012		3,850	4,023
Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	27,641

	Shares
Mexico Government International Bond Warrants
0.000% due 10/09/2008		10,200	31

	Principal Amount (000s)
Mexico Government International Bond
6.750% due 09/27/2034		$25,360	26,970
7.500% due 04/08/2033		24,685	28,511
8.000% due 09/24/2022		16,880	20,585
Pemex Finance Ltd.
9.030% due 02/15/2011		33	35
Pemex Project Funding Master Trust
4.513% due 10/15/2009		2,000	2,022
6.625% due 06/15/2035		8,500	8,446
6.625% due 06/15/2038		2,100	2,161
9.375% due 12/02/2008		253	259
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	979
8.750% due 01/31/2016	MXN	10,000	916
Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,610
9.125% due 02/01/2017		1,950	1,555

Total Mexico (Cost $203,859)			202,232

PANAMA 3.1%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,839
Panama Government International Bond
6.700% due 01/26/2036		16,008	16,328
7.125% due 01/29/2026		22,425	23,770
7.250% due 03/15/2015		120	130
8.875% due 09/30/2027		8,350	10,521
9.375% due 04/01/2029		31,728	41,643

Total Panama (Cost $100,997)			101,231

PERU 0.6%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,106
8.375% due 05/03/2016		3,312	3,855
8.750% due 11/21/2033		4,795	6,186
Southern Copper Corp.
6.375% due 07/27/2015		1,000	998
7.500% due 07/27/2035		6,500	6,410

Total Peru (Cost $18,526)			19,555

PHILIPPINES 0.8%
Philippine Government International Bond
6.375% due 01/15/2032		$2,400	2,178
7.750% due 01/14/2031		10,000	10,412
8.250% due 01/15/2014		600	645
8.375% due 02/15/2011		3,800	4,047
8.875% due 03/17/2015		1,700	1,893
9.875% due 01/15/2019		3,120	3,807
10.625% due 03/16/2025		2,400	3,162

Total Philippines (Cost $27,859)			26,144

QATAR 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$265	265
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,280
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	973
5.838% due 09/30/2027		470	399
6.332% due 09/30/2027		3,250	3,019

Total Qatar (Cost $13,012)			12,936

RUSSIA 17.3%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$174,310	193,318
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	969
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	10,615
6.212% due 11/22/2016		$27,200	25,395
6.510% due 03/07/2022		36,300	32,548
7.288% due 08/16/2037		26,400	24,231
8.625% due 04/28/2034		33,630	36,573
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,159
Gazprom International S.A.
7.201% due 02/01/2020		25,469	25,459
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,761
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,548
8.375% due 10/14/2010		1,000	1,029
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	14,950
7.175% due 05/16/2013		6,400	6,424
Russia Government International Bond
7.500% due 03/31/2030		56,703	63,712
8.250% due 03/31/2010		4,356	4,549
11.000% due 07/24/2018		2,700	3,793
12.750% due 06/24/2028		13,275	23,681
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,030
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,695
6.625% due 03/20/2017		31,000	27,512
6.875% due 07/18/2011		4,000	3,950
7.500% due 07/18/2016		11,850	11,275
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,731
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,962
8.375% due 10/22/2011		450	457
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	988
VTB Capital S.A.
4.484% due 11/02/2009		1,000	1,001
6.609% due 10/31/2012		11,300	11,031
7.500% due 10/12/2011		3,000	3,056
VTB Europe Finance BV
3.528% due 10/06/2009		5,000	4,903

Total Russia (Cost $576,863)			561,305

SOUTH AFRICA 1.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,053
5.875% due 05/30/2022		$5,690	5,295
6.500% due 06/02/2014		14,500	14,953
7.375% due 04/25/2012		5,580	5,901

Total South Africa (Cost $40,820)			44,202

SOUTH KOREA 0.1%
Korea Development Bank
5.300% due 01/17/2013		$2,800	2,783

Total South Korea (Cost $2,796)			2,783

SWITZERLAND 0.5%
Credit Suisse New York, Inc.
5.000% due 05/15/2013		$2,100	2,047
UBS AG
5.750% due 04/25/2018		5,300	5,074
5.875% due 12/20/2017		8,880	8,666

Total Switzerland (Cost $16,233)			15,787

TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,671

Total Trinidad And Tobago (Cost $10,060)			9,671

TUNISIA 0.8%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,175
4.750% due 04/07/2011		450	684
7.375% due 04/25/2012		$16,022	17,023
8.250% due 09/19/2027		1,680	1,941

Total Tunisia (Cost $25,994)			26,823

UKRAINE 2.3%
Colvis Finance Ltd.
8.000% due 02/02/2009		$6,700	6,739
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,148
6.385% due 06/26/2012		$2,550	2,440
6.391% due 08/05/2009		18,350	18,625
6.580% due 11/21/2016		350	309
6.875% due 03/04/2011		30,850	30,403
7.650% due 06/11/2013		13,985	13,635

Total Ukraine (Cost $75,901)			74,299

UNITED KINGDOM 0.6%
Barclays Bank PLC
7.434% due 09/29/2049		$1,000	940
7.700% due 04/29/2049		11,250	11,503
HBOS PLC
6.750% due 05/21/2018		7,500	7,193

Total United Kingdom (Cost $19,654)			19,636

UNITED STATES 29.0%
Asset-Backed Securities 0.7%
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		$600	492
6.172% due 06/25/2036		800	667
Daimler Chrysler Auto Trust
3.378% due 07/08/2011		2,000	2,009
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		17,800	17,984
MBNA Master Credit Card Trust
2.631% due 08/15/2014		1,000	981
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037		800	467
5.726% due 10/25/2036		500	406
6.000% due 07/25/2047		518	445

			23,451

Corporate Bonds & Notes 8.8%
American International Group, Inc.
2.844% due 10/18/2011		10,000	9,353
8.175% due 05/15/2058		15,300	14,453
Bank of America Corp.
8.000% due 12/29/2049		27,400	25,735
8.125% due 12/29/2049		13,700	12,967
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		20,000	20,821
Citigroup Capital XXI
8.300% due 12/21/2057		13,540	12,843
Citigroup, Inc.
5.500% due 04/11/2013		11,900	11,631
6.125% due 11/21/2017		13,000	12,516
8.400% due 04/29/2049		16,550	15,753
General Electric Capital Corp.
5.875% due 01/14/2038		21,100	19,211
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		8,000	7,704
6.150% due 04/01/2018		4,850	4,721
6.750% due 10/01/2037		21,125	19,406
John Deere Capital Corp.
3.536% due 06/10/2011		9,700	9,697
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		18,950	18,092
Morgan Stanley
2.984% due 01/18/2011		5,000	4,755
5.950% due 12/28/2017		26,100	23,769
6.000% due 04/28/2015		19,000	18,217
Pemex Project Funding Master Trust
3.281% due 12/03/2012		1,200	1,178
Wachovia Bank N.A.
3.619% due 05/14/2010		13,230	13,169
Wachovia Corp.
5.500% due 05/01/2013		4,400	4,217
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,300	4,280

			284,488

Mortgage-Backed Securities 1.5%
Adjustable Rate Mortgage Trust
5.376% due 11/25/2035		786	727
Banc of America Funding Corp.
5.357% due 11/20/2035		643	600
5.888% due 04/25/2037		700	536
Bear Stearns Adjustable Rate Mortgage Trust
5.733% due 02/25/2036		486	405
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,370	2,243
Countrywide Alternative Loan Trust
2.642% due 02/25/2047		1,477	1,039
2.652% due 01/25/2037		600	352
2.662% due 02/20/2047		1,470	1,034
2.662% due 05/25/2047		4,277	2,998
2.674% due 12/20/2046		2,276	1,597
2.732% due 09/25/2046		700	238
2.992% due 11/20/2035		500	291
4.528% due 02/25/2036		935	713
5.750% due 03/25/2037		500	416
6.250% due 11/25/2036		619	546
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		329	250
2.832% due 02/25/2036		570	350
5.454% due 02/25/2047		531	395
5.555% due 04/20/2036		499	467
5.650% due 03/25/2037		510	376
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	384
CS First Boston Mortgage Securities Corp.
5.050% due 06/25/2033		1,702	1,652
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047		1,236	1,153
2.562% due 02/25/2037		1,588	1,495
2.562% due 03/25/2037		1,688	1,616
5.000% due 10/25/2018		604	573
5.500% due 12/25/2035		700	574
5.582% due 10/25/2035		495	429
5.869% due 10/25/2036		500	363
5.886% due 10/25/2036		500	358
6.300% due 07/25/2036		700	576
Harborview Mortgage Loan Trust
2.722% due 03/19/2037		7,181	5,067
Homebanc Mortgage Trust
5.913% due 04/25/2037		600	358
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		1,546	1,445
Indymac INDA Mortgage Loan Trust
5.936% due 08/25/2036		600	470
Indymac Index Mortgage Loan Trust
2.782% due 06/25/2037		519	301
5.511% due 10/25/2035		562	453
5.987% due 06/25/2036		600	478
JPMorgan Mortgage Trust
4.881% due 04/25/2035		595	566
5.379% due 08/25/2035		600	569
5.403% due 11/25/2035		821	785
MASTR Alternative Loans Trust
2.882% due 03/25/2036		336	239
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		4,828	3,883
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	417
Residential Accredit Loans, Inc.
2.752% due 05/25/2046		1,000	371
2.782% due 08/25/2035		450	349
2.882% due 10/25/2045		458	356
Residential Asset Securitization Trust
2.882% due 01/25/2046		745	527
Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036		1,200	1,043
5.377% due 11/25/2035		504	428
5.431% due 09/25/2036		600	494
6.000% due 10/25/2037		535	400
Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036		4,078	2,861
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		2,629	2,521
5.970% due 09/25/2036		600	439
WaMu Mortgage Pass-Through Certificates
4.229% due 03/25/2034		706	692

			50,258

U.S. Government Agencies 17.7%
Fannie Mae
5.000% due 05/01/2037 - 07/01/2038		98,629	94,553
5.500% due 12/01/2033 - 02/01/2038		262,452	259,075
6.000% due 10/01/2035 - 05/01/2038		181,325	183,194
Freddie Mac
5.000% due 05/01/2023		12,954	12,812
5.418% due 12/01/2035		511	513
5.500% due 09/01/2037 - 04/01/2038		25,285	24,937

			575,084

U.S. Treasury Obligations 0.3%
U.S. Treasury Notes
3.500% due 05/31/2013		9,800	9,883

Total United States (Cost $957,274)			943,164

URUGUAY 0.9%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	58,222	2,744
5.000% due 09/14/2018 (b)		81,104	4,683
8.000% due 11/18/2022		$16,397	17,587
9.250% due 05/17/2017		3,900	4,758

Total Uruguay (Cost $28,053)			29,772

VENEZUELA 4.7%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	16,294
5.375% due 04/12/2027		12,000	7,140
Venezuela Government International Bond
3.908% due 04/20/2011		36,640	32,930
5.375% due 08/07/2010		24,750	23,488
6.000% due 12/09/2020		43,700	31,508
7.000% due 12/01/2018		5,000	4,037
7.650% due 04/21/2025		4,915	3,895
9.375% due 01/13/2034		11,200	10,203
10.750% due 09/19/2013		21,925	22,857

	Shares
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	130

Total Venezuela (Cost $170,783)			152,482

	Principal Amount (000s)
VIETNAM 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	3,595
6.875% due 01/15/2016		1,000	952

Total Vietnam (Cost $5,258)			4,547

SHORT-TERM INSTRUMENTS 6.4%
Certificates of Deposit 0.4%
Unicredito Italiano NY
3.071% due 05/15/2009		$12,300	12,300

Commercial Paper 4.8%
Federal Home Loan Bank
2.000% due 07/01/2008		12,000	12,000
Societe General N.A.
2.860% due 08/06/2008		75,700	75,484
UBS Finance Delaware LLC
2.625% due 09/02/2008		33,900	33,737
2.645% due 09/03/2008		36,000	35,824

			157,045

Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		4,142	4,142
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $4,227. Repurchase proceeds are $4,142.)

U.S. Treasury Bills 1.1%
1.800% due 08/28/2008 - 09/25/2008 (a)(c)		34,750	34,585

Total Short-Term Instruments (Cost $208,127)			208,072

Total Investments 102.4% (Cost $3,336,687)			$3,328,846
Written Options (f) (0.0%) (Premiums $789)			(432)
Other Assets and Liabilities (Net) (2.4%)			(77,349)

Net Assets 100.0%			$3,251,065

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $34,585 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Cash of $11,660 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	91	$(549)
90-Day Eurodollar December Futures	Long	12/2009	3,595	(3,205)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,271	658
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	197	(158)

				$(3,254)

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.066%	03/20/2013	CSFB	$16,000	$28
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.410%	04/20/2009	JPM	13,480	32
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	6,500	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY	8,000	159
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	LEH	2,000	(21)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	LEH	870	40
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	16,500	649
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH	14,000	169
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	LEH	1,000	(24)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%	07/20/2017	UBS	3,875	(98)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM	6,600	(755)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	MSC	6,200	119
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	JPM	5,000	(15)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS	3,000	(8)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%	07/20/2012	BCLY	4,500	(86)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%	07/20/2012	BCLY	2,000	(37)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%	08/20/2017	LEH	9,000	288
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	32,700	30
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.500%	06/20/2009	DUB	2,900	(130)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.600%	06/20/2009	GSC	3,550	(156)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.700%	06/20/2009	GSC	7,850	(336)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	BOA	2,560	(167)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	GSC	3,350	(211)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.650%	06/20/2009	DUB	9,240	(647)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%)	03/20/2018	BNP	4,000	120
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%)	03/20/2018	BOA	3,000	90
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.950%	06/20/2009	CITI	1,500	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	06/20/2009	BCLY	13,480	(46)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS	7,000	(193)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	DUB	2,650	(72)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	CITI	6,200	(160)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	06/20/2013	UBS	8,000	(171)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	RBS	14,900	(769)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS	3,100	(155)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	RBS	2,000	(88)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	CITI	1,300	(76)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	RBS	16,575	(912)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	RBS	2,000	(99)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%	03/20/2018	LEH	16,500	(402)
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%)	03/20/2013	MSC	2,800	49
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.380%	06/20/2009	JPM	13,480	(8)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	UBS	2,700	(107)
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%)	06/20/2015	BOA	1,000	42
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%)	06/20/2015	BOA	1,700	72
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%)	06/20/2015	BCLY	1,900	97
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	25,000	33
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	20,000	30
Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	MSC	46,000	104
Multiple Reference Entities of Gazprom	Sell	0.980%	05/20/2009	MSC	1,500	2
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.500%	04/20/2009	DUB	13,480	16
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	MSC	6,350	74
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	LEH	9,800	60
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	LEH	3,500	125
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	BCLY	5,000	183
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	MSC	3,000	108
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	LEH	5,600	(9)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	JPM	26,250	(524)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	LEH	7,500	(106)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	BCLY	10,510	(258)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	MSC	1,900	(47)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	UBS	7,960	(189)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	BCLY	5,500	(104)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.250%	09/20/2012	BCLY	6,500	(42)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.500%	12/20/2012	MSC	20,000	(787)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.950%	03/20/2013	CITI	30,000	(757)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.000%	03/20/2013	CITI	18,550	(430)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.140%	03/20/2013	CITI	8,000	(139)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.320%	03/20/2013	BCLY	35,000	(350)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%	03/20/2013	CITI	9,600	(88)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%	03/20/2013	DUB	13,700	(126)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%	03/20/2013	CITI	17,000	(128)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.300%	06/20/2013	BCLY	7,000	(97)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	MSC	6,200	(270)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	BCLY	1,250	(48)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	BCLY	1,250	(47)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	12/20/2017	CITI	24,100	(2,191)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%	03/20/2018	CITI	21,300	(599)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.860%	03/20/2018	MSC	5,000	(96)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.770%	06/20/2018	CITI	20,800	(566)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.830%	06/20/2018	CITI	7,000	(161)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	GSC	5,000	(165)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%	10/20/2012	MSC	13,000	(277)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.645%	04/20/2009	JPM	13,480	35
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%	10/20/2012	CSFB	6,900	(157)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	MLP	1,350	92
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	LEH	3,700	288
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	ABN	8,125	872
Tenaga Nasional Bhd. 0.650% due 06/20/2013	Sell	0.650%	06/20/2013	JPM	1,000	(26)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	HSBC	4,000	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.560%	04/20/2009	MSC	13,480	16
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	MSC	15,000	(467)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	MSC	10,000	(293)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	MLP	2,000	(102)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	MSC	2,500	(118)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	JPM	6,000	(336)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	6,000	(347)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	CITI	750	(46)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	5,000	(287)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	14,000	(941)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.790%	11/20/2012	MSC	20,000	(1,290)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.030%	11/20/2012	MSC	5,000	(276)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	LEH	3,950	(434)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	5,500	(746)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	UBS	2,000	(271)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	CITI	5,000	(585)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.580%	11/20/2017	MSC	20,000	(2,187)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	12,000	(46)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	4,600	(2)

						$(19,395)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$16,000	$1,288
Dow Jones CDX N.A. EM9 Index	Buy	(2.650%)	06/20/2013	LEH	5,400	24
Dow Jones CDX N.A. EM9 Index	Buy	(2.650%)	06/20/2013	UBS	25,000	373
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	206,805	641
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	CSFB	29,000	167
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	DUB	25,960	(24)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	GSC	49,095	(151)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	JPM	71,300	(471)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	248,600	517
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MLP	9,000	(175)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	73,000	289
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	UBS	21,000	(26)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	4,700	35
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	21,400	165
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	7,200	57
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	7,200	57
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	3,600	29
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC	58,000	417

						$3,212

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$676,000	$2,225
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,900	(36)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,700	(13)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		21,700	(97)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		3,700	(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		79,900	(618)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		75,400	(1,209)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		27,500	(638)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,100	312
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		15,100	(365)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,400	(468)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		1,700	(49)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	(131)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	27,200	(248)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	93,700	(1,000)
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		23,700	121
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		30,500	(1,384)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		39,800	(2,221)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		23,000	(682)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	UBS		4,600	(34)

							$(6,539)

(f) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	624	$374	$233
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	624	415	199

				$789	$432

(g) Short sales outstanding on June 30 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$105,000	$104,373	$103,507
Freddie Mac	5.000%	07/01/2023	13,000	12,809	12,840
Freddie Mac	5.500%	07/01/2038	22,000	21,729	21,673
U.S. Treasury Notes	2.500%	03/31/2013	11,050	10,644	10,750
U.S. Treasury Notes	3.625%	12/31/2012	26,900	27,419	27,364
U.S. Treasury Notes	4.250%	11/15/2014	8,000	8,271	8,412
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,138	16,468

				$201,383	$201,014

(3)	Market value includes $260 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	18,149	04/2009	$0	$(46)	$(46)
Buy	BRL	208,784	07/2008	11,258	0	11,258
Sell		208,784	07/2008	0	(11,458)	(11,458)
Buy		37,649	12/2008	366	0	366
Sell		282,760	12/2008	0	(13,358)	(13,358)
Buy	CLP	1,239,857	07/2008	0	(129)	(129)
Sell		1,239,857	07/2008	288	0	288
Buy		2,130,616	12/2008	0	(418)	(418)
Sell		3,430,800	12/2008	737	0	737
Buy		1,239,857	05/2009	0	(286)	(286)
Buy	CNY	2,018	07/2008	11	0	11
Sell		2,018	07/2008	0	(3)	(3)
Buy		115,994	10/2008	286	0	286
Sell		115,994	10/2008	0	(134)	(134)
Buy		363,559	11/2008	642	0	642
Buy	COP	16,332,362	12/2008	353	0	353
Sell		48,358,180	12/2008	1,622	0	1,622
Buy	CZK	10,334	12/2008	108	0	108
Sell	EUR	34,307	07/2008	0	(553)	(553)
Buy	HKD	388	07/2008	0	0	0
Buy	HUF	443	07/2008	0	0	0
Sell		443	07/2008	0	0	0
Buy		443	11/2008	0	0	0
Buy	IDR	458,627	10/2008	0	0	0
Buy	ILS	1,142	11/2008	49	0	49
Sell		1,142	11/2008	0	(25)	(25)
Buy	INR	9,833	08/2008	0	(19)	(19)
Sell		9,833	08/2008	18	0	18
Buy		51,062	11/2008	0	(110)	(110)
Sell		51,062	11/2008	102	0	102
Buy	KRW	6,787,171	08/2008	0	(783)	(783)
Sell		6,787,171	08/2008	346	0	346
Buy	KWD	1,353	04/2009	0	(53)	(53)
Buy	MXN	388,200	07/2008	109	0	109
Sell		388,200	07/2008	0	(2,005)	(2,005)
Buy		10,092	11/2008	0	(1)	(1)
Sell		384,347	11/2008	7	0	7
Buy	MYR	72,951	08/2008	88	(871)	(783)
Buy		38,044	11/2008	1	(460)	(459)
Buy	PHP	1,422,898	08/2008	0	(1,707)	(1,707)
Buy	PLN	8,349	07/2008	731	0	731
Sell		8,349	07/2008	0	(460)	(460)
Buy		400	11/2008	0	0	0
Sell		11,149	11/2008	0	(120)	(120)
Buy		542	05/2009	7	0	7
Buy	RUB	942,383	07/2008	2,826	0	2,826
Sell		942,383	07/2008	0	(1,014)	(1,014)
Buy		818,580	11/2008	323	0	323
Buy		107,721	05/2009	86	0	86
Buy	SAR	18,635	04/2009	0	(51)	(51)
Buy	SGD	34,655	08/2008	261	(248)	13
Buy		10,733	11/2008	163	0	163
Buy	SKK	13,221	07/2008	102	0	102
Sell		13,221	07/2008	0	(12)	(12)
Buy		13,221	01/2009	12	0	12
Buy	ZAR	143,929	07/2008	0	(1,769)	(1,769)
Sell		143,929	07/2008	138	(314)	(176)
Buy		85,529	12/2008	303	0	303
Sell		90,523	12/2008	123	0	123

				$21,466	$(36,407)	$(14,941)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$3,318,135	$10,711	$3,328,846
Other Financial Instruments++	(3,254)	(239,011)	162	(242,103)

Total	$(3,254)	$3,079,124	$10,873	$3,086,743

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$0	$10,706	$6	$(1)	$0	$10,711
Other Financial Instruments++	(498)	0	0	660	0	162

Total	$(498)	$10,706	$6	$659	$0	$10,873

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

European StocksPLUS® TR Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 26.9%
Banking & Finance 17.7%
American International Group, Inc.
5.850% due 01/16/2018		$100	$94
Barclays Bank PLC
6.050% due 12/04/2017		100	98
Citigroup, Inc.
6.125% due 11/21/2017		100	96
General Electric Capital Corp.
5.875% due 01/14/2038		100	91
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		100	97
Wells Fargo Capital XIII
7.700% due 12/29/2049		100	100

			576

Industrials 3.0%
Kraft Foods, Inc.
6.125% due 02/01/2018		100	97

Utilities 6.2%
Embarq Corp.
6.738% due 06/01/2013		100	97
Progress Energy, Inc.
7.100% due 03/01/2011		100	105

			202

Total Corporate Bonds & Notes (Cost $900)			875

MUNICIPAL BONDS & NOTES 3.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		100	101

Total Municipal Bonds & Notes (Cost $104)			101

U.S. GOVERNMENT AGENCIES 223.9%
Fannie Mae
3.375% due 11/25/2023 (b)		67	68
3.382% due 04/25/2032 (b)		13	13
4.000% due 08/01/2013		34	33
4.264% due 08/01/2035 (b)		48	49
4.633% due 10/01/2035 (b)		59	59
4.702% due 12/01/2034 (b)		42	43
4.719% due 10/01/2035 (b)		50	51
4.724% due 10/01/2035 (b)		44	45
4.844% due 02/01/2034 (b)		32	33
4.897% due 12/01/2035 (b)		57	57
4.994% due 06/01/2043 (b)		18	18
5.000% due 03/01/2020 - 02/25/2025 (b)		1,248	1,244
5.393% due 07/01/2032 (b)		16	17
5.424% due 05/01/2036 (b)		130	132
5.500% due 07/01/2022 - 09/01/2022		83	83
5.500% due 08/01/2022 - 06/01/2037 (b)		2,432	2,419
6.000% due 01/01/2037 - 11/01/2037 (b)		438	443
6.500% due 03/01/2037 - 04/01/2038 (b)		914	942
Freddie Mac
2.671% due 10/15/2020 (b)		25	24
3.000% due 05/15/2022 (b)		25	25
3.500% due 05/15/2022 (b)		7	7
4.000% due 06/15/2022 (b)		15	15
4.500% due 11/15/2013 - 10/15/2019 (b)		80	80
5.000% due 12/15/2015 - 12/15/2023 (b)		372	376
5.194% due 07/25/2044		23	22
5.500% due 08/15/2030 - 07/01/2038		1,000	985

Total U.S. Government Agencies (Cost $7,226)			7,283

U.S. TREASURY OBLIGATIONS 6.4%
Treasury Inflation Protected Securities (a)
2.375% due 04/15/2011		109	115
U.S. Treasury Bonds
4.375% due 02/15/2038		100	94

Total U.S. Treasury Obligations (Cost $207)			209

MORTGAGE-BACKED SECURITIES 16.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		57	54
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		22	21
Harborview Mortgage Loan Trust
2.702% due 05/19/2035		53	40
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		12	11
Lehman XS Trust
2.562% due 07/25/2046		17	17
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		70	68
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045		44	34
3.022% due 12/25/2027		31	29
4.508% due 06/25/2046		58	43
4.780% due 07/25/2046		63	51
5.028% due 09/25/2046		72	56
Wells Fargo Mortgage-Backed Securities Trust
4.321% due 07/25/2035		100	96

Total Mortgage-Backed Securities (Cost $596)			520

ASSET-BACKED SECURITIES 8.2%
Citigroup Mortgage Loan Trust, Inc.
2.552% due 08/25/2036		3	3
Countrywide Asset-Backed Certificates
2.532% due 12/25/2046		25	25
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		32	31
Lehman XS Trust
2.562% due 08/25/2046		20	20
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		5	4
Merrill Lynch Mortgage Investors, Inc.
2.542% due 04/25/2037		16	16
Morgan Stanley Home Equity Loans
2.532% due 12/25/2036		54	53
Residential Asset Securities Corp.
2.552% due 02/25/2037		62	59
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		22	22
Structured Asset Securities Corp.
4.900% due 04/25/2035		46	35

Total Asset-Backed Securities (Cost $284)			268

SOVEREIGN ISSUES 0.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13
Panama Government International Bond
9.375% due 04/01/2029		6	8

Total Sovereign Issues (Cost $21)			21

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%
Republic of Germany
4.250% due 07/04/2039	EUR	100	142

Total Foreign Currency-Denominated Issues (Cost $141)			142

		Shares
EXCHANGE-TRADED FUNDS 1.7%
DJ Euro STOXX 50 Fund		1,108	57

Total Exchange-Traded Funds (Cost $50)			57

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.7%
Commercial Paper 3.1%
San Paolo U.S. Financial Co.
2.800% due 09/25/2008		$100	99

Repurchase Agreements 23.6%
Deutsche Bank AG
1.500% due 07/01/2008		600	600
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $614. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		168	168
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $175. Repurchase proceeds are $168.)

			768

Total Short-Term Instruments (Cost $867)			867

Purchased Options (e) 0.3% (Cost $19)			9
Total Investments 318.2% (Cost $10,415)			$10,352
Written Options (f) (0.4%) (Premiums $21)			(13)
Other Assets and Liabilities (Net) (217.8%)			(7,086)

Net Assets 100.0%			$3,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,550 at a weighted average interest rate of 2.432%. On June 30, 2008, securities valued at $6,159 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $220 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	2	$(1)
90-Day Eurodollar September Futures	Short	09/2008	4	5
90-Day Eurodollar September Futures	Long	09/2009	1	1
Euro-Bobl September Futures	Short	09/2008	1	3
Euro-Bobl September Futures Call Options Strike @ EUR 118.000	Long	09/2008	1	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	2	2
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 124.000	Long	09/2008	2	0
Euro-Schatz September Futures	Short	09/2008	5	5
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	5	0
U.S. Treasury 2-Year Note September Futures	Short	09/2008	13	(2)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	3	0
U.S. Treasury 10-Year Note September Futures	Short	09/2008	3	(4)
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	6	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	10	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	2	(3)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	1	3

				$10

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	MLP	$100	$1

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$100	$6
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	100	0
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	100	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	100	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC	100	2

						$12

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	600	$(4)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		700	(5)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$100	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,000	(8)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		200	(3)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		900	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		500	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		400	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,300	17
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		200	4
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC	AUD	200	(4)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		400	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	180	(4)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		500	(12)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		120	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(9)
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		300	(4)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		100	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	1,000	2
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		500	(1)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	100	(1)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	200	(3)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		600	(21)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		300	(7)

							$(86)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares /Units	Unrealized (Depreciation)
Receive	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	61,649	$(144)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	13	$1	$0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	4	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	9	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	6	0	0

				$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	600	$3	$2
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$300	4	2
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008		100	2	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		900	9	4

								$18	$9

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	$118.000	09/19/2008	$300	$0	$0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	103.813	10/10/2008	200	0	0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	123.000	10/10/2008	200	0	0
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	111.000	08/15/2008	300	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	113.000	09/19/2008	500	0	0
Put - OTC Fannie Mae 5.500% due 09/01/2038	86.000	09/04/2008	100	0	0
Put - OTC Freddie Mac 5.500% due 07/01/2038	89.000	07/07/2008	500	0	0
Put - OTC Freddie Mac 5.500% due 08/01/2038	86.000	08/06/2008	900	0	0

				$0	$0

(f) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	200	$3	$2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$100	3	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		200	2	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		200	3	1
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		400	10	6

								$21	$13

(g) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	5.500%	07/01/2038	$1,000	$994	$986
U.S. Treasury Bonds	4.375%	02/15/2038	100	93	96
U.S. Treasury Notes	3.375%	06/30/2013	100	100	101
U.S. Treasury Notes	4.000%	09/30/2009	200	203	207
U.S. Treasury Notes	4.000%	02/15/2014	100	101	105
U.S. Treasury Notes	4.250%	11/15/2013	300	314	315
U.S. Treasury Notes	4.500%	02/28/2011	300	309	318
U.S. Treasury Notes	4.750%	05/15/2014	200	210	216
U.S. Treasury Notes	5.125%	06/30/2011	500	527	532

				$2,851	$2,876

(4)	Market value includes $15 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10	07/2008	$0	$0	$0
Buy	BRL	727	07/2008	81	0	81
Sell		727	07/2008	0	(14)	(14)
Buy		928	12/2008	24	0	24
Sell		833	12/2008	0	(29)	(29)
Buy	CNY	500	07/2008	4	0	4
Sell		500	07/2008	0	(2)	(2)
Buy		449	10/2008	1	0	1
Sell		449	10/2008	0	(2)	(2)
Buy	EUR	400	07/2008	0	(1)	(1)
Sell		2,393	07/2008	0	(39)	(39)
Sell	GBP	98	08/2008	0	(1)	(1)
Buy	KRW	59,799	08/2008	0	(7)	(7)
Sell		59,799	08/2008	2	0	2
Buy	MXN	1,030	07/2008	7	0	7
Sell		1,030	07/2008	0	(4)	(4)
Buy		375	11/2008	0	0	0
Buy	MYR	21	08/2008	0	0	0
Buy		72	11/2008	0	(1)	(1)
Sell		41	11/2008	0	0	0
Buy	PLN	69	07/2008	7	0	7
Sell		69	07/2008	0	(1)	(1)
Buy		40	05/2009	1	0	1
Buy	RUB	1,415	07/2008	4	0	4
Sell		1,415	07/2008	0	(2)	(2)
Buy		862	11/2008	2	0	2
Buy		618	05/2009	1	0	1
Buy	SGD	45	11/2008	0	0	0
Sell		21	11/2008	0	0	0

				$134	$(103)	$31

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$57	$10,295	$0	$10,352
Other Financial Instruments++	9	(3,059)	0	(3,050)

Total	$66	$7,236	$0	$7,302

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$109	$(4)	$0	$(6)	$(99)	$0
Other Financial Instruments++	0	0	0	0	0	0

Total	$109	$(4)	$0	$(6)	$(99)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.0%
ABX Financing Co.
6.350% due 10/15/2036	$10	$9
American Express Credit Corp.
2.531% due 03/02/2009	10	10
Citigroup, Inc.
2.848% due 12/26/2008	10	10
Gaz Capital S.A.
8.146% due 04/11/2018	700	727
General Electric Capital Corp.
2.746% due 08/15/2011	10	10
2.918% due 10/21/2010	10	10
Georgia-Pacific LLC
7.750% due 11/15/2029	30	27
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	900	898
Goldman Sachs Group, Inc.
2.964% due 02/06/2012	20	19
6.750% due 10/01/2037	200	184
International Business Machines Corp.
5.700% due 09/14/2017	100	102
ONEOK Partners LP
6.850% due 10/15/2037	200	196
United Technologies Corp.
6.125% due 07/15/2038	900	908
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	500	494
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $3,620)		3,634

MUNICIPAL BONDS & NOTES 1.3%
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	491
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	314
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	728
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	307
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	98
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	84
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	191
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	89

Total Municipal Bonds & Notes (Cost $2,279)		2,305

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
0.000% due 01/15/2027 - 10/03/2033	23,432	7,785
4.000% due 02/25/2019	100	93
5.000% due 08/25/2033	38	31
5.500% due 04/25/2033 - 12/01/2037	8,688	8,545
6.000% due 12/25/2034	124	119
6.210% due 08/06/2038	1,000	1,140
Federal Farm Credit Bank
5.750% due 12/07/2028	80	86
Federal Home Loan Bank
4.000% due 05/15/2009	10	10
Financing Corp.
0.000% due 12/27/2018	2,100	1,288
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,683
2.871% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	127	117
5.500% due 02/15/2024	38	36
6.000% due 06/15/2035	200	191
8.250% due 06/01/2016	30	37
Ginnie Mae
5.500% due 10/20/2037	104	90
Small Business Administration
5.290% due 12/01/2027	583	581
Tennessee Valley Authority
4.500% due 04/01/2018	600	588
4.875% due 01/15/2048	100	94
5.500% due 06/15/2038	2,200	2,269

Total U.S. Government Agencies (Cost $24,793)		24,785

U.S. TREASURY OBLIGATIONS 86.2%
U.S. Treasury Bonds
4.375% due 02/15/2038	100	98
6.000% due 02/15/2026	700	820
U.S. Treasury Strips
0.000% due 08/15/2019	5,170	3,145
0.000% due 02/15/2026	18,200	7,890
0.000% due 05/15/2026	24,400	10,471
0.000% due 08/15/2026	800	340
0.000% due 11/15/2026	10,600	4,429
0.000% due 02/15/2027	4,000	1,660
0.000% due 08/15/2027	1,000	405
0.000% due 11/15/2027	95,600	38,302
0.000% due 08/15/2028	9,500	3,679
0.000% due 11/15/2028	29,200	11,199
0.000% due 08/15/2029	50,000	18,588
0.000% due 05/15/2030	29,200	10,570
0.000% due 02/15/2036	60,100	17,205
0.000% due 05/15/2037	56,600	15,311
0.000% due 02/15/2038	46,000	12,028

Total U.S. Treasury Obligations (Cost $158,850)		156,140

MORTGAGE-BACKED SECURITIES 1.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	45	43
CS First Boston Mortgage Securities Corp.
5.097% due 07/25/2033	5	5
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	5	5
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,214
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	20	19
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	83	78
WaMu Mortgage Pass-Through Certificates
4.258% due 01/25/2047	8	6
4.780% due 10/25/2046	22	17
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	418	415

Total Mortgage-Backed Securities (Cost $1,903)		1,802

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
2.532% due 10/25/2036	12	11
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	8	8
2.532% due 12/25/2036	5	4
Bear Stearns Asset-Backed Securities Trust
5.624% due 07/25/2036	18	15
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	234	224

Total Asset-Backed Securities (Cost $274)		262

SOVEREIGN ISSUES 2.8%
Israel Government AID Bond
0.000% due 05/15/2021	800	429
0.000% due 02/15/2023	3,400	1,655
0.000% due 05/15/2023	6,100	2,931

Total Sovereign Issues (Cost $5,094)		5,015

SHORT-TERM INSTRUMENTS 1.1%
Certificates of Deposit 0.0%
Abbey National Treasury Services PLC
2.409% due 07/02/2008	10	10
Fortis Bank NY
2.646% due 09/30/2008	10	10
Nordea Bank Finland PLC
2.436% due 04/09/2009	10	10

		30

Commercial Paper 0.5%
Federal Home Loan Bank
2.000% due 07/01/2008	1,000	1,000

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
1.650% due 07/01/2008	1,011	1,011
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $1,033. Repurchase proceeds are $1,011.)

Total Short-Term Instruments (Cost $2,041)		2,041

Total Investments 108.2% (Cost $198,854)		$195,984
Other Assets and Liabilities (Net) (8.2%)		(14,847)

Net Assets 100.0%		$181,137

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $ 1,165 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	72	$(29)
90-Day Eurodollar March Futures	Long	03/2009	35	(13)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	496	(106)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	56	46
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	248	436

				$334

(b) Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$16,800	$(40)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	8,700	(24)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	1,300	21
Pay	3-Month USD-LIBOR	0.000%	12/19/2027	BCLY	5,100	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	100	(2)
Pay	3-Month USD-LIBOR	0.000%	12/19/2037	BCLY	5,800	93

						$152

(c) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$173	$182
U.S. Treasury Bonds	4.750%	02/15/2037	200	201	211

				$374	$393

(1)	Market value includes $7 of interest payable on short sales.

(d) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	395	07/2008	$3	$0	$3
Buy	BRL	1,242	07/2008	94	0	94
Sell		1,242	07/2008	0	(17)	(17)
Buy		1,659	12/2008	40	0	40
Buy	CNY	121	07/2008	1	0	1
Sell		121	07/2008	0	0	0
Buy		121	10/2008	0	0	0
Sell	GBP	410	08/2008	0	(4)	(4)
Buy	KRW	375,186	08/2008	0	(46)	(46)
Sell		375,186	08/2008	1	0	1
Buy	MXN	4,132	07/2008	28	0	28
Sell		4,132	07/2008	0	(4)	(4)
Buy		4,132	11/2008	3	0	3
Buy	MYR	1,589	08/2008	0	(4)	(4)
Buy	PHP	13,192	08/2008	0	(32)	(32)
Buy	PLN	1,184	07/2008	106	0	106
Sell		1,184	07/2008	0	(17)	(17)
Buy		1,180	05/2009	16	0	16
Buy	RUB	2,012	07/2008	6	0	6
Sell		2,012	07/2008	0	(1)	(1)
Buy		21,229	11/2008	43	0	43
Buy		2,012	05/2009	2	0	2
Buy	SGD	457	08/2008	13	0	13
Buy		608	11/2008	4	0	4

				$360	$(125)	$235

(e) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$195,984	$0	$195,984
Other Financial Instruments++	334	1	0	335

Total	$334	$195,985	$0	$196,319

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$19	$(1)	$0	$(1)	$(17)	$0
Other Financial Instruments++	0	0	0	0	0	0

Total	$19	$(1)	$0	$(1)	$(17)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 42.3%
Banking & finance 36.1%
American Express Bank FSB
6.000% due 09/13/2017	$200	$193
American Express Centurion Bank
6.000% due 09/13/2017	200	193
American International Group, Inc.
5.850% due 01/16/2018	200	188
Bank of America Corp.
5.650% due 05/01/2018	100	94
8.000% due 12/29/2049	100	94
8.125% due 12/29/2049	200	189
Barclays Bank PLC
5.450% due 09/12/2012	200	203
6.050% due 12/04/2017	200	197
7.700% due 04/29/2049	100	102
Capital One Financial Corp.
6.750% due 09/15/2017	100	99
Citigroup, Inc.
5.500% due 04/11/2013	100	98
6.125% due 11/21/2017	500	481
6.125% due 05/15/2018	400	384
8.400% due 04/29/2049	100	95
Deutsche Bank AG
6.000% due 09/01/2017	200	202
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	77
7.800% due 06/01/2012	50	39
General Electric Capital Corp.
6.375% due 11/15/2067	300	284
GMAC LLC
6.625% due 05/15/2012	100	69
7.000% due 02/01/2012	100	70
Goldman Sachs Group, Inc.
2.891% due 12/22/2008	100	98
6.750% due 10/01/2037	100	92
HSBC Finance Corp.
2.878% due 10/21/2009	100	98
John Deere Capital Corp.
3.536% due 06/10/2011	300	300
JPMorgan Chase & Co.
2.859% due 06/26/2009	100	100
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	195
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	100	93
6.875% due 04/25/2018	100	95
Morgan Stanley
4.778% due 05/14/2010	100	100
6.625% due 04/01/2018	200	190
New York Life Global Funding
4.650% due 05/09/2013	400	397
Rabobank Nederland NV
2.733% due 01/15/2009	100	100
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	100	92
Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	100	99
2.844% due 02/06/2009	100	100
UBS AG
3.729% due 06/19/2010	100	100
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	100	101

		5,701

Industrials 2.5%
International Business Machines Corp.
5.700% due 09/14/2017	100	102
Kraft Foods, Inc.
6.125% due 02/01/2018	200	195
Omnicom Group, Inc.
5.900% due 04/15/2016	100	98

		395

Utilities 3.7%
AT&T, Inc.
5.500% due 02/01/2018	100	97
BellSouth Corp.
2.776% due 08/15/2008	200	200
Embarq Corp.
6.738% due 06/01/2013	200	193
NRG Energy, Inc.
7.375% due 02/01/2016	100	95

		585

Total Corporate Bonds & Notes (Cost $6,919)		6,681

MUNICIPAL BONDS & NOTES 1.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	200	202

Total Municipal Bonds & Notes (Cost $208)		202

U.S. GOVERNMENT AGENCIES 112.8%
Fannie Mae
2.832% due 05/25/2042 - 09/25/2042 (d)	127	121
3.375% due 11/25/2023 (d)	67	68
4.000% due 08/01/2013 (d)	68	67
4.205% due 11/01/2034 (d)	47	48
4.264% due 08/01/2035 (d)	48	49
4.633% due 10/01/2035 (d)	59	59
4.710% due 09/01/2035 (d)	76	76
4.719% due 10/01/2035 (d)	50	51
4.724% due 10/01/2035 (d)	44	45
4.844% due 02/01/2034 (d)	32	33
4.897% due 12/01/2035 (d)	113	113
4.994% due 09/01/2044 - 10/01/2044 (d)	205	205
5.000% due 01/01/2020 - 02/25/2025 (d)	511	512
5.393% due 07/01/2032 (d)	16	17
5.500% due 05/25/2027 - 06/01/2037 (d)	4,775	4,717
6.000% due 03/25/2031 - 12/01/2037 (d)	3,884	3,929
Freddie Mac
2.671% due 10/15/2020 (d)	25	24
3.500% due 01/15/2023 (d)	80	80
4.741% due 09/01/2035 (d)	69	70
5.000% due 12/15/2015 - 08/15/2020 (d)	859	871
5.500% due 08/15/2030 - 01/01/2037	39	39
5.500% due 10/01/2035 - 01/01/2038 (d)	6,711	6,619

Total U.S. Government Agencies (Cost $17,916)		17,813

U.S. TREASURY OBLIGATIONS 5.8%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	218	231
U.S. Treasury Bonds
4.375% due 02/15/2038	700	683

Total U.S. Treasury Obligations (Cost $882)		914

MORTGAGE-BACKED SECURITIES 9.4%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	114	109
4.625% due 10/25/2035	149	143
Countrywide Alternative Loan Trust
2.642% due 02/25/2047	74	52
2.689% due 03/20/2046	59	42
4.500% due 06/25/2035	28	28
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	70	62
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.572% due 08/25/2037	71	69
Downey Savings & Loan Association Mortgage Loan Trust
5.973% due 07/19/2044	12	10
GSR Mortgage Loan Trust
5.500% due 11/25/2035	27	27
Harborview Mortgage Loan Trust
2.722% due 03/19/2037	64	45
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	24	23
Lehman XS Trust
2.562% due 07/25/2046	35	34
Mellon Residential Funding Corp.
2.821% due 11/15/2031	76	69
2.911% due 12/15/2030	57	53
Morgan Stanley Capital I
2.542% due 10/15/2020	36	34
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035	35	33
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036	72	70
2.762% due 02/25/2036	68	52
Structured Asset Securities Corp.
4.773% due 06/25/2033	71	62
5.000% due 12/25/2034	78	78
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	69	65
WaMu Mortgage Pass-Through Certificates
4.258% due 01/25/2047	76	57
4.508% due 06/25/2046	117	85
4.780% due 07/25/2046	127	101
4.990% due 05/25/2041	17	16
Wells Fargo Mortgage-Backed Securities Trust
5.240% due 04/25/2036	62	61

Total Mortgage-Backed Securities (Cost $1,667)		1,480

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp.
2.632% due 12/25/2035	69	68
Asset-Backed Funding Certificates
2.542% due 01/25/2037	46	45
Carrington Mortgage Loan Trust
2.532% due 01/25/2037	48	47
2.582% due 06/25/2037	203	195
Citigroup Mortgage Loan Trust, Inc.
2.542% due 05/25/2037	80	76
2.542% due 07/25/2045	78	72
2.552% due 08/25/2036	6	6
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	33	33
2.532% due 01/25/2037	23	23
2.532% due 05/25/2037	161	157
2.642% due 02/25/2036	13	12
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	58	56
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	18	18
First NLC Trust
2.552% due 08/25/2037	78	73
GSAMP Trust
2.552% due 01/25/2036	3	3
2.572% due 11/25/2035	12	11
GSR Mortgage Loan Trust
2.582% due 11/25/2030	2	2
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	31	30
2.829% due 09/20/2033	18	16
HSI Asset Securitization Corp. Trust
2.542% due 05/25/2037	72	66
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	43	43
2.612% due 04/25/2047	57	56
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	46	45
2.532% due 10/25/2036	55	54
2.542% due 04/01/2037	72	68
2.562% due 03/25/2037	66	63
Lehman XS Trust
2.572% due 05/25/2046	23	23
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	9	8
MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	49	48
2.562% due 05/25/2037	62	60
Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	24	23
Morgan Stanley ABS Capital I
2.522% due 07/25/2036	48	47
Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	76	70
SLC Student Loan Trust
2.674% due 02/15/2015	65	65
SLM Student Loan Trust
2.920% due 10/25/2016	64	64
Soundview Home Equity Loan Trust
2.562% due 01/25/2037	36	36
2.562% due 06/25/2037	72	70
Structured Asset Securities Corp.
4.900% due 04/25/2035	46	35
Wells Fargo Home Equity Trust
2.532% due 01/25/2037	37	37

Total Asset-Backed Securities (Cost $2,003)		1,924

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13
Panama Government International Bond
9.375% due 04/01/2029	6	8

Total Sovereign Issues (Cost $21)		21

FOREIGN CURRENCY-DENOMINATED ISSUES 5.1%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP 100	185
Republic of Germany
4.250% due 07/04/2039	EUR 200	284
5.625% due 01/04/2028	200	340

Total Foreign Currency-Denominated Issues (Cost $823)		809

	Shares
EXCHANGE-TRADED FUNDS 2.5%
iShares MSCI Hong Kong Index Fund	7,509	127
iShares MSCI Malaysia Index Fund	1,317	14
iShares MSCI Singapore Index Fund	835	10
iShares MSCI South Korea Index Fund	822	42
iShares MSCI Taiwan Index Fund	14,392	203

Total Exchange-Traded Funds (Cost $329)		396

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.8%
Commercial paper 11.3%
Nordea N.A., Inc.
2.770% due 09/29/2008	$600	595
San Paolo U.S. Financial Co.
2.800% due 09/25/2008	600	596
Societe General N.A.
2.750% due 09/25/2008	600	596

		1,787

Repurchase Agreements 4.8%
Lehman Brothers, Inc.
1.250% due 07/01/2008	200	200
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $211. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
1.650% due 07/01/2008	558	558
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $572. Repurchase proceeds are $558.)

		758

U.S. Treasury Bills 4.7%
1.842% due 09/25/2008 (a)(c)	750	745

Total Short-Term Instruments (Cost $3,292)		3,290

Purchased options (g) 0.3% (Cost $77)		43
Total Investments 212.6% (Cost $34,137)		$33,573
Written Options (h) (0.3%) (Premiums $76)		(46)
Other Assets and Liabilities (Net) (112.3%)		(17,736)

Net Assets 100.0%		$15,791

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $745 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $16,267 at a weighted average interest rate of 2.438%. On June 30, 2008, securities valued at $17,630 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $1,095 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	9	$(5)
90-Day Eurodollar December Futures	Long	12/2009	2	(2)
90-Day Eurodollar June Futures	Long	06/2009	2	(1)
90-Day Eurodollar March Futures	Long	03/2009	3	0
90-Day Eurodollar March Futures	Long	03/2010	2	(2)
90-Day Eurodollar September Futures	Long	09/2008	3	0
90-Day Eurodollar September Futures	Long	09/2009	8	2
Euro-Bobl September Futures	Short	09/2008	7	18
Euro-Bobl September Futures Call Options Strike @ EUR 114.000	Long	09/2008	7	0
Euro-Schatz September Futures	Short	09/2008	23	20
Euro-Schatz September Futures Call Options Strike @ EUR 106.500	Long	09/2008	9	0
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	14	0
U.S. Treasury 2-Year Note September Futures	Short	09/2008	29	(5)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	10	(8)
U.S. Treasury 10-Year Note September Futures	Short	09/2008	1	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	37	67
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	34	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	5	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	3	(4)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	1	3

				$35

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	RBS	$100	$3
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.860%)	06/20/2018	DUB	400	17
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	12/20/2012	BOA	100	1
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%	09/20/2008	BOA	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	100	0
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008	BOA	100	(1)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	MSC	100	2
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	100	0

						$22

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$300	$20
Dow Jones CDX N.A. EM9 Index	Buy	(2.650%)	06/20/2013	BCLY	300	5
Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012	CSFB	200	(13)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	99	6
Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012	BCLY	99	(3)
Dow Jones CDX N.A. HY10 Index	Buy	(5.000%)	06/20/2013	BCLY	100	4
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	MSC	300	22
Dow Jones CDX N.A. IG5 Index	Sell	0.458%	12/20/2015	MSC	200	(22)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	200	5
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	300	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	700	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	200	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC	200	6

						$37

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	100	$(1)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,700	(12)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		1,900	(12)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		100	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		$6,200	(47)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		800	(14)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		400	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		400	3
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		500	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		100	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,600	21
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		300	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		300	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		300	(8)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC	AUD	600	(11)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		1,200	(3)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	800	0
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		490	(10)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		1,900	(45)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		310	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		800	(39)
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		100	0
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		200	1
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	25
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		100	0
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		200	13
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	2
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	500	0
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		100	(5)
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		100	4
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		100	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		200	(7)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	MSC		100	(2)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	400	(4)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		700	(6)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC	BRL	600	(42)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,200	(43)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,000	(48)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		400	(10)

							$(316)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	3,277	$3
Receive	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	261,625	(277)
Pay	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	6,884	4
Receive	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	139,739	(73)
Pay	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	9,671	3
Receive	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	170,815	(52)
Pay	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,150	4
Receive	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	89,202	(318)
Pay	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	711	1
Receive	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	200,015	(232)

						$(937)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	29	$1	$1
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	10	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	129.500	08/22/2008	25	1	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	126.000	08/22/2008	13	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	129.000	08/22/2008	6	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	10	0	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	139.000	08/22/2008	11	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	26	1	1

				$3	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR 2,300	$12	$7
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$300	3	1
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	3
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008	600	13	6
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	600	6	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	2,300	24	11

							$66	$30

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$100	$4	$5
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	4	6

				$8	$11

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	$102.750	10/10/2008	$500	$0	$0

(h) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR 700	$10	$7
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	3	2
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	4
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	1,000	12	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	1,000	13	7
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	200	6	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	1,000	24	16

							$76	$46

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	5.000%	07/01/2038	$1,000	$956	$959
Fannie Mae	5.500%	07/01/2034	3,800	3,765	3,746
Fannie Mae	6.000%	07/01/2038	1,000	1,010	1,009
U.S. Treasury Bonds	4.750%	02/15/2037	1,100	1,103	1,162
U.S. Treasury Notes	2.000%	02/28/2010	1,300	1,283	1,301
U.S. Treasury Notes	2.125%	01/31/2010	700	693	704
U.S. Treasury Notes	3.375%	06/30/2013	400	398	402
U.S. Treasury Notes	3.500%	02/15/2018	400	379	392
U.S. Treasury Notes	4.000%	09/30/2009	1,000	1,014	1,033
U.S. Treasury Notes	4.125%	08/31/2012	200	205	210
U.S. Treasury Notes	4.250%	11/15/2013	300	314	315
U.S. Treasury Notes	4.250%	11/15/2017	1,100	1,109	1,132
U.S. Treasury Notes	4.500%	05/15/2017	600	623	631
U.S. Treasury Notes	4.750%	05/15/2014	200	210	216
U.S. Treasury Notes	4.750%	08/15/2017	700	731	757

				$13,793	$13,969

(4)	Market value includes $92 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	36	07/2008	$0	$0	$0
Buy	BRL	2,114	07/2008	243	0	243
Sell		2,114	07/2008	0	(101)	(101)
Buy		794	12/2008	41	0	41
Sell		214	12/2008	0	(11)	(11)
Buy	CNY	1,555	07/2008	10	0	10
Sell		1,555	07/2008	0	(6)	(6)
Buy		823	10/2008	2	0	2
Sell		823	10/2008	0	(3)	(3)
Sell	EUR	62	07/2008	0	(1)	(1)
Sell	GBP	459	08/2008	0	(5)	(5)
Buy	HKD	5,300	07/2008	0	0	0
Sell		40,787	07/2008	12	(1)	11
Sell	JPY	2,946	07/2008	0	(1)	(1)
Buy	KRW	1,008,270	08/2008	0	(20)	(20)
Sell		5,784,020	08/2008	97	0	97
Buy	MXN	3,687	07/2008	27	0	27
Sell		3,687	07/2008	0	(10)	(10)
Buy		1,424	11/2008	1	0	1
Buy	MYR	2,258	08/2008	0	(18)	(18)
Sell		7,041	08/2008	2	(78)	(76)
Buy	PLN	165	07/2008	17	0	17
Sell		165	07/2008	0	(3)	(3)
Buy		165	05/2009	2	0	2
Buy	RUB	6,060	07/2008	19	0	19
Sell		6,060	07/2008	0	(11)	(11)
Buy		1,744	11/2008	4	0	4
Buy		2,425	05/2009	2	0	2
Buy	SGD	215	09/2008	2	0	2
Buy		421	11/2008	6	0	6
Sell		3,790	11/2008	0	(20)	(20)
Buy	TWD	44,643	09/2008	0	(19)	(19)
Sell		136,985	09/2008	21	(3)	18

				$508	$(311)	$197

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$396	$33,177	$0	$33,573
Other Financial Instruments++	35	(14,917)	(3)	(14,885)

Total	$431	$18,260	$(3)	$18,688

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$95	$(4)	$0	$(6)	$(85)	$0
Other Financial Instruments++	(4)	0	0	1	0	(3)

Total	$91	$(4)	$0	$(5)	$(85)	$(3)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Floating Income Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 7.4%
AES Corp.
5.980% due 03/31/2010		$3,500	$3,482
6.360% due 03/31/2010		5,385	5,358
7.960% due 03/31/2010		1,532	1,524
ARAMARK Corp.
4.571% due 01/26/2014		2,403	2,273
4.830% due 01/26/2014		146	138
Bausch & Lomb, Inc.
5.946% due 04/26/2015		1,792	1,760
6.000% due 04/26/2015		40	39
7.000% due 10/26/2015		160	157
Biomet, Inc.
5.696% due 03/25/2015		1,484	1,457
Cablevision Industries Corp.
4.225% due 03/30/2013		5	5
Cablevision Term B
4.225% due 03/30/2013		1,945	1,852
Community Health Systems, Inc.
4.000% due 07/25/2014		141	134
4.631% due 07/25/2014		673	636
4.899% due 07/25/2014		2,116	1,997
Cooper-Standard Automotive, Inc.
5.250% due 12/31/2011		1,975	1,846
Daimler Finance North America LLC
6.780% due 08/03/2012		2,450	2,029
FCI Connectors
6.224% due 03/09/2013		2,403	2,205
Ford Motor Co.
5.480% due 12/15/2013		1,873	1,516
Georgia-Pacific Corp.
4.399% due 12/20/2012		205	194
4.446% due 12/20/2012		1,747	1,652
4.551% due 12/20/2012		157	148
Goodyear Tire & Rubber Co.
4.540% due 04/30/2014		1,000	909
Hawaiian Telcom Communications, Inc.
5.310% due 06/01/2014		1,691	1,392
HCA, Inc.
5.051% due 11/18/2013		2,218	2,086
Headwaters, Inc.
4.400% due 04/30/2011		587	564
Health Management Associates, Inc.
4.446% due 02/28/2014		3,887	3,623
Hertz Corp.
2.801% due 12/21/2012		1	1
4.230% due 12/21/2012		1	1
Idearc, Inc.
4.390% due 11/17/2014		125	100
4.800% due 11/17/2014		2,813	2,257
Ineos Group Holdings PLC
4.885% due 10/07/2013		2,205	1,910
5.385% due 10/07/2014		2,205	1,998
Las Vegas Sands Corp.
4.170% due 05/23/2014		665	607
4.450% due 05/23/2014		2,309	2,109
Mediacom Communications Corp.
4.140% due 02/28/2014		5	5
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012		2,888	2,377
NRG Energy, Inc.
4.196% due 02/01/2013		1,708	1,632
OAO Rosneft Oil Co.
3.132% due 09/17/2009		2,581	2,529
PanAmSat Corp.
5.184% due 07/03/2012		673	651
Reliant Energy, Inc.
2.339% due 06/12/2014		1,600	1,528
2.339% due 06/13/2014		400	382
Renal Advantage, Inc.
5.276% due 10/06/2012		1,843	1,733
RH Donnelley Corp.
4.140% due 06/30/2011		327	322
4.150% due 06/30/2011		226	222
4.200% due 06/30/2011		71	70
4.400% due 06/30/2011		112	111
6.750% due 06/30/2011		1,146	1,127
Roundy’s Supermarket, Inc.
5.230% due 10/27/2011		3,891	3,745
Shackleton Re Ltd.
10.438% due 08/01/2008		2,000	1,970
10.938% due 08/01/2008		500	492
Smurfit-Stone Container Enterprises, Inc.
4.500% due 11/01/2010		130	127
4.500% due 11/01/2011		26	26
5.125% due 11/01/2011		215	209
Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014		302	280
6.234% due 10/10/2014		8,170	7,577
6.478% due 10/10/2014		596	553
Thompson Learning, Inc.
4.880% due 06/27/2014		3,522	3,208
5.200% due 06/27/2014		453	412
VNU/Nielson Finance LLC
4.734% due 08/09/2013		1,228	1,147
5.346% due 08/09/2013		735	687
Wimar Landco LLC
4.946% due 07/03/2008		5,000	4,692

Total Bank Loan Obligations (Cost $91,235)			85,773

CORPORATE BONDS & NOTES 50.7%
Banking & Finance 27.3%
American International Group, Inc.
5.850% due 01/16/2018		600	564
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		500	502
Bank of America Corp.
8.000% due 12/29/2049		28,800	27,050
Barclays Bank PLC
7.434% due 09/29/2049		6,200	5,830
Bear Stearns Cos., Inc.
2.947% due 09/09/2009		1,680	1,661
BHP Billiton Finance Ltd.
2.838% due 03/27/2009		2,500	2,492
C5 Capital SPV Ltd.
6.196% due 12/01/2049		500	484
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,400	4,054
Calabash Re Ltd.
13.714% due 01/08/2010		3,000	3,081
CIT Group, Inc.
2.826% due 08/15/2008		2,000	1,998
Citigroup, Inc.
8.400% due 04/29/2049		23,800	22,654
Credit Suisse New York, Inc.
5.000% due 05/15/2013		6,000	5,848
Ford Motor Credit Co. LLC
4.283% due 01/15/2010		2,500	2,202
5.460% due 01/13/2012		5,000	3,557
Foundation Re II Ltd.
9.445% due 11/26/2010		3,700	3,729
General Electric Capital Corp.
2.858% due 11/21/2011		4,500	4,413
5.250% due 10/19/2012		2,225	2,250
Genworth Global Funding Trusts
2.836% due 02/10/2009		2,400	2,377
GMAC LLC
3.926% due 05/15/2009		1,000	941
Goldman Sachs Group, Inc.
2.806% due 11/10/2008		4,000	3,991
2.882% due 03/02/2010		2,500	2,456
3.128% due 10/07/2011		2,000	1,941
6.150% due 04/01/2018		2,000	1,947
HBOS PLC
6.750% due 05/21/2018		2,500	2,398
Hexion U.S. Finance Corp.
7.176% due 11/15/2014		3,000	2,505
9.750% due 11/15/2014		2,000	1,820
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		6,575	6,378
Intergas Finance BV
6.375% due 05/14/2017		7,000	6,248
6.875% due 11/04/2011		900	890
International Lease Finance Corp.
3.113% due 01/15/2010		4,500	4,232
3.121% due 07/11/2011		5,000	4,503
JPMorgan Chase & Co.
2.886% due 01/17/2011		7,000	6,887
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		900	834
2.820% due 11/16/2009		7,000	6,673
3.010% due 01/23/2009		4,400	4,306
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		500	536
10.375% due 10/15/2017 (b)		2,250	2,396
11.625% due 10/15/2017		4,850	5,165
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		15,800	14,784
Merrill Lynch & Co., Inc.
2.831% due 12/22/2008		4,900	4,868
2.989% due 01/30/2009		4,900	4,825
4.966% due 05/12/2010		400	394
6.875% due 04/25/2018		2,800	2,673
Morgan Stanley
2.820% due 05/07/2009		7,500	7,385
2.844% due 02/09/2009		4,500	4,459
2.993% due 01/15/2010		3,500	3,427
5.950% due 12/28/2017		2,900	2,641
Mystic Re Ltd.
8.982% due 12/05/2008		2,500	2,447
11.682% due 12/05/2008		1,900	1,853
12.682% due 06/07/2011		1,500	1,535
National Australia Bank Ltd.
2.794% due 08/19/2009		5,000	4,965
Osiris Capital PLC
7.713% due 01/15/2010		2,000	2,016
Pemex Finance Ltd.
9.690% due 08/15/2009		244	249
Petroleum Export Ltd.
4.623% due 06/15/2010		3,111	3,091
5.265% due 06/15/2011		4,466	4,434
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,324	2,316
RBS Capital Trust III
5.512% due 09/29/2049		3,700	3,222
Residential Reinsurance 2007 Ltd.
8.682% due 06/07/2010		3,500	3,506
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		4,000	4,033
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		15,600	15,110
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		1,100	1,099
SLM Corp.
3.120% due 01/26/2009		5,700	5,612
3.130% due 07/25/2008		500	498
TNK-BP Finance S.A.
6.625% due 03/20/2017		800	710
7.500% due 03/13/2013		10,300	10,197
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,500	5,520
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,482
UBS Preferred Funding Trust I
8.622% due 10/29/2049		18,250	18,350
Universal City Florida Holding Co. I & II
7.623% due 05/01/2010		3,200	3,104
VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,417
Wells Fargo & Co.
4.375% due 01/31/2013		600	582
Wells Fargo Capital X
5.950% due 12/15/2036		1,700	1,550
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	7,565

			315,712

Industrials 16.5%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		33,500	37,153
America Movil SAB de C.V.
5.500% due 03/01/2014		875	865
5.750% due 01/15/2015		1,600	1,592
Berry Plastics Holding Corp.
6.651% due 09/15/2014		2,500	2,012
Bowater, Inc.
5.776% due 03/15/2010		2,500	2,125
BW Group Ltd.
6.625% due 06/28/2017		1,240	1,290
Celestica, Inc.
7.875% due 07/01/2011		2,000	2,010
Chemtura Corp.
6.875% due 06/01/2016		1,775	1,544
Citic Resources Finance Ltd.
6.750% due 05/15/2014		1,200	1,124
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,000	1,002
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		800	672
CVS Caremark Corp.
2.982% due 06/01/2010		3,800	3,711
Delta Air Lines, Inc.
7.379% due 05/18/2010		9,143	8,823
Dex Media West LLC
9.875% due 08/15/2013		2,600	2,346
Dura Operating Corp.
8.625% due 04/15/2012 (a)		500	22
EchoStar DBS Corp.
6.375% due 10/01/2011		1,124	1,088
7.000% due 10/01/2013		1,975	1,891
7.125% due 02/01/2016		1,000	928
First Data Corp.
9.875% due 09/24/2015		1,350	1,176
Freescale Semiconductor, Inc.
6.651% due 12/15/2014		7,000	5,565
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	969
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		14,128	13,876
Georgia-Pacific LLC
7.000% due 01/15/2015		4,650	4,394
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		5,500	5,518
Goodyear Tire & Rubber Co.
6.678% due 12/01/2009		3,000	2,992
Hanesbrands, Inc.
6.508% due 12/15/2014		7,000	6,545
HCA, Inc.
7.875% due 02/01/2011		999	989
9.000% due 12/15/2014		540	516
Hertz Corp.
8.875% due 01/01/2014		3,325	3,059
Home Depot, Inc.
2.901% due 12/16/2009		2,500	2,436
JetBlue Airways Pass-Through Trust
5.776% due 11/15/2008		1,456	1,445
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,609	1,587
MGM Mirage
8.375% due 02/01/2011		2,000	1,940
Nortel Networks Ltd.
6.963% due 07/15/2011		6,400	6,080
Northwest Airlines, Inc.
7.626% due 04/01/2010		3,229	3,052
Pemex Project Funding Master Trust
6.625% due 06/15/2035		500	497
Quebecor Media, Inc.
7.750% due 03/15/2016		300	280
Qwest Communications International, Inc.
6.176% due 02/15/2009		2,616	2,616
Reynolds American, Inc.
6.500% due 07/15/2010		8,000	8,160
Roseton
7.270% due 11/08/2010		1,217	1,230
SandRidge Energy, Inc.
6.416% due 04/01/2014		4,775	4,693
Sanmina-SCI Corp.
5.526% due 06/15/2010		2,709	2,696
Sungard Data Systems, Inc.
3.750% due 01/15/2009		5,144	5,099
SUPERVALU, Inc.
7.500% due 11/15/2014		275	277
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		836	809
Tesoro Corp.
6.250% due 11/01/2012		820	783
Transocean, Inc.
2.873% due 09/05/2008		3,300	3,296
TRW Automotive, Inc.
7.000% due 03/15/2014		1,500	1,309
United Airlines, Inc.
6.071% due 03/01/2013		450	444
6.201% due 09/01/2008		1,007	992
7.730% due 07/01/2010		898	899
Vale Overseas Ltd.
6.250% due 01/23/2017		2,900	2,824
Williams Cos., Inc.
6.375% due 10/01/2010		9,750	9,896
Xerox Corp.
3.562% due 12/18/2009		3,000	2,982
XTO Energy, Inc.
4.625% due 06/15/2013		8,700	8,423
7.500% due 04/15/2012		90	97

			190,639

Utilities 6.9%
AES Panama S.A.
6.350% due 12/21/2016		5,000	5,033
AT&T Corp.
7.300% due 11/15/2011		473	504
Cincinnati Bell, Inc.
7.250% due 07/15/2013		4,182	4,098
CMS Energy Corp.
3.663% due 01/15/2013		13,400	12,529
Dominion Resources, Inc.
2.858% due 11/14/2008		2,000	1,973
Energy Future Holdings Corp.
10.875% due 11/01/2017		2,825	2,867
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,150
Majapahit Holding BV
7.250% due 10/17/2011		2,100	2,048
Ohio Power Co.
2.908% due 04/05/2010		2,000	1,961
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,500	5,266
PSEG Energy Holdings LLC
8.500% due 06/15/2011		3,000	3,163
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,650	4,662
7.250% due 02/15/2011		3,350	3,266
Qwest Corp.
8.875% due 03/15/2012		2,000	2,050
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		415	416
Rural Cellular Corp.
9.875% due 02/01/2010		13,726	14,035
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,791
Southern California Edison Co.
7.625% due 01/15/2010		2,500	2,615
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		850	832
Telesat Canada
11.000% due 11/01/2015		5,700	5,728
12.500% due 11/01/2017		4,300	4,279
Verizon Communications, Inc.
5.350% due 02/15/2011		200	204

			80,470

Total Corporate Bonds & Notes (Cost $607,737)			586,821

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
2.622% due 04/25/2035		80	78
5.000% due 05/01/2037 - 02/01/2038 (f)		14,199	13,628
5.000% due 04/01/2038 - 07/01/2038		16,900	16,200
5.070% due 05/01/2035 (f)		609	608
5.500% due 09/01/2036 - 07/01/2037 (f)		104,952	103,607
5.556% due 01/01/2036 (f)		553	561
5.592% due 12/01/2035 (f)		595	601
5.619% due 03/01/2036 (f)		527	534
6.000% due 07/01/2036 - 05/01/2038 (f)		6,098	6,161
6.000% due 10/01/2036 - 07/01/2038		18,000	18,160
6.055% due 02/01/2035		284	286
Freddie Mac
4.000% due 04/15/2022		164	164
5.000% due 06/15/2016		71	71
Ginnie Mae
2.771% due 12/16/2026		250	248
5.500% due 02/15/2036 - 06/15/2037 (f)		2,945	2,937

Total U.S. Government Agencies (Cost $162,976)			163,844

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
5.376% due 11/25/2035		786	727
American Home Mortgage Investment Trust
2.632% due 09/25/2035		69	69
2.722% due 05/25/2047		543	311
Banc of America Funding Corp.
5.888% due 04/25/2037		700	536
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		2,443	1,759
5.701% due 09/25/2035		6,463	5,335
5.939% due 03/25/2036		283	216
Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046		2,319	1,909
CC Mortgage Funding Corp.
2.612% due 05/25/2048		4,429	3,108
Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037		2,896	2,603
4.679% due 08/25/2035		1,816	1,620
5.831% due 12/25/2035		488	380
Countrywide Alternative Loan Trust
2.712% due 08/25/2046		656	368
2.759% due 09/20/2046		600	258
2.992% due 11/20/2035		500	291
5.889% due 11/25/2035		489	401
Countrywide Home Loan Mortgage Pass-Through Trust
5.372% due 10/20/2035		534	487
5.615% due 02/20/2036		641	628
5.804% due 05/20/2036		809	678
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	384
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		49	44
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036		194	193
5.720% due 09/25/2036		600	491
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036		500	363
5.886% due 10/25/2036		500	358
Downey Savings & Loan Association Mortgage Loan Trust
2.792% due 11/19/2037		800	267
Greenpoint Mortgage Funding Trust
2.692% due 10/25/2046		600	229
Harborview Mortgage Loan Trust
2.628% due 04/19/2038		2,456	1,721
Homebanc Mortgage Trust
2.662% due 12/25/2036		605	468
Indymac Index Mortgage Loan Trust
2.582% due 01/25/2037		759	715
5.099% due 09/25/2035		460	378
5.277% due 06/25/2035		447	359
JPMorgan Mortgage Trust
4.881% due 04/25/2035		595	566
5.403% due 11/25/2035		739	707
Merrill Lynch Alternative Note Asset
2.782% due 03/25/2037		700	425
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035		535	462
Residential Accredit Loans, Inc.
4.888% due 09/25/2045		1,440	1,182
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		1,602	1,405
Sequoia Mortgage Trust
2.829% due 07/20/2033		478	429
Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035		1,609	1,572
Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037		1,897	1,459
2.732% due 09/25/2047		669	375
2.812% due 10/19/2034		577	478
2.832% due 03/19/2034		96	86
Structured Asset Securities Corp.
4.773% due 06/25/2033		1,981	1,728
5.432% due 10/25/2035		639	583
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		374	355
5.970% due 09/25/2036		500	366
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037		496	465
WaMu Mortgage Pass-Through Certificates
2.792% due 01/25/2045		231	179
4.258% due 01/25/2047		1,595	1,203
4.338% due 12/25/2046		873	733
4.528% due 02/25/2046		2,863	2,108
4.561% due 06/25/2033		848	827
4.728% due 11/25/2042		525	486

Total Mortgage-Backed Securities (Cost $53,171)			45,833

ASSET-BACKED SECURITIES 2.0%
Argent Securities, Inc.
2.532% due 09/25/2036		341	338
Asset-Backed Funding Certificates
2.522% due 09/25/2036		291	289
2.542% due 10/25/2036		281	278
Asset-Backed Securities Corp. Home Equity
4.121% due 03/15/2032		1,933	1,694
Atrium CDO Corp.
3.337% due 06/27/2015		2,403	2,331
Carrington Mortgage Loan Trust
2.548% due 07/25/2036		67	67
Citigroup Mortgage Loan Trust, Inc.
2.542% due 07/25/2045		2,339	2,175
Countrywide Asset-Backed Certificates
2.532% due 08/25/2037		759	745
2.532% due 05/25/2047		634	618
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		1,615	1,571
2.572% due 12/25/2037		1,027	987
Fremont Home Loan Trust
2.552% due 02/25/2037		293	287
GSAMP Trust
2.522% due 10/25/2046		427	417
2.552% due 12/25/2036		638	618
2.582% due 01/25/2047		2,026	1,983
HSBC Asset Loan Obligation
2.542% due 12/25/2036		1,659	1,592
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		382	376
Lehman XS Trust
2.602% due 11/25/2036		603	586
Long Beach Mortgage Loan Trust
2.522% due 07/25/2036		373	372
2.762% due 10/25/2034		288	239
MASTR Asset-Backed Securities Trust
2.532% due 01/25/2037		968	873
Merrill Lynch Mortgage Investors, Inc.
2.542% due 04/25/2037		329	326
2.552% due 02/25/2037		35	34
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		398	392
2.532% due 11/25/2036		535	506
RAAC Series 2007-SP2
2.882% due 06/25/2047		600	422
Residential Asset Mortgage Products, Inc.
2.562% due 07/25/2036		361	358
SACO I, Inc.
2.732% due 12/25/2035		1,812	1,129
Soundview Home Equity Loan Trust
2.542% due 12/25/2036		379	374
Specialty Underwriting & Residential Finance
3.162% due 01/25/2034		17	14
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		1,256	1,185

Total Asset-Backed Securities (Cost $24,797)			23,176

SOVEREIGN ISSUES 1.5%
Korea Development Bank
3.218% due 10/20/2009		5,150	5,156
5.300% due 01/17/2013		1,150	1,143
South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,015
Ukraine Government International Bond
6.875% due 03/04/2011		250	246
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,373
Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,774

Total Sovereign Issues (Cost $18,573)			17,707

FOREIGN CURRENCY-DENOMINATED ISSUES 19.1%
Amadeus Global Travel Distribution S.A.
6.959% due 04/08/2013	EUR	1,939	2,820
7.209% due 04/08/2014		1,939	2,836
Atlas Reinsurance PLC
8.947% due 01/10/2010		3,100	4,939
BCM Ireland Finance Ltd.
9.856% due 08/15/2016		350	496
Bombardier, Inc.
7.981% due 11/15/2013		3,250	5,053
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	10,000	9,864
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		83,460	45,301
10.000% due 01/01/2017		32,420	15,836
Brazilian Government International Bond
12.500% due 01/05/2022		9,000	5,488
Brazilian Government International CPI Linked Bond
10.057% due 08/15/2024		28,300	27,933
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	2,400	3,195
7.800% due 09/27/2010		3,000	4,774
Green Valley Ltd.
8.342% due 01/10/2011		1,900	3,000
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,717
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,677
M-Real OYJ
9.333% due 12/15/2010	EUR	8,000	10,643
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,400	2,017
PagesJaunes Groupe
5.973% due 01/11/2014		2,000	2,864
Pylon Ltd.
6.460% due 12/29/2008		4,000	6,274
Rhodia S.A.
7.497% due 10/15/2013		7,500	10,515
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	3,928	6,860
Seat Pagine Gialle SpA
4.386% due 06/08/2012	EUR	1,695	2,390
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,577
1.464% due 12/31/2049		700,000	6,510
Unitymedia Hessen GmbH & Co. KG
7.723% due 04/15/2013	EUR	2,475	3,712
UPC Broadband Holding BV
6.467% due 12/31/2014		3,742	5,358
Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	37,650	1,775
5.000% due 09/14/2018 (d)		52,164	3,012
6.875% due 01/19/2016	EUR	6,500	10,234

Total Foreign Currency-Denominated Issues (Cost $196,149)			220,670

	Shares
EXCHANGE-TRADED FUNDS 0.3%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.		297,200	3,011

Total Exchange-Traded Funds (Cost $3,236)			3,011

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.9%
Certificates of Deposit 1.8%
Barclays Bank PLC
5.470% due 08/10/2009		$11,700	11,642
Unicredito Italiano NY
3.071% due 05/15/2009		8,900	8,900

			20,542

Commercial Paper 0.5%
Federal Home Loan Bank
2.170% due 07/18/2008		2,900	2,897
2.220% due 07/23/2008		2,900	2,896

			5,793

Repurchase Agreements 1.7%
Deutsche Bank AG
1.500% due 07/01/2008		15,200	15,200

(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $3,061 and U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $12,471. Repurchase proceeds are $15,201.)

Fixed Income Clearing Corp.
1.650% due 07/01/2008		5,060	5,060
(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 valued at $5,165. Repurchase proceeds are $5,060.)

			20,260

U.S. Treasury Bills 9.9%
1.824% due 08/28/2008 - 09/25/2008 (c)(e)		115,000	114,390

Total Short-Term Instruments (Cost $161,184)			160,985

Purchased Options (i) 1.5% (Cost $15,368)			17,658
Total Investments 114.5% (Cost $1,334,426)			$1,325,478
Written Options (j) (0.1%) (Premiums $2,453)			(1,444)
Other Assets and Liabilities (Net) (14.4%)			(166,858)

Net Assets 100.0%			$1,157,176

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $114,141 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $88,893 at a weighted average interest rate of 2.487%. On June 30, 2008, securities valued at $128,637 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $9,640 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1,517	$585
90-Day Eurodollar September Futures	Long	09/2008	98	(18)
Euro-Bund 10-Year Bond September Futures	Long	09/2008	275	(518)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 101.500	Long	09/2008	275	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$39

(h) Swap agreements outstanding on June 30, 2008: Credit Default Swaps on Securities

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	CSFB		$250	$7
Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	CSFB		125	3
Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	BOA		400	12
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%	09/20/2011	GSC		800	(50)
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC		2,400	(54)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	MLP		500	(30)
AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	CSFB		1,000	17
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011	LEH		4,600	(133)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY		2,200	6
Bowater, Inc. 6.500% due 06/15/2013	Buy	(5.000%)	03/20/2010	CITI		2,500	(147)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY		1,800	35
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY		4,800	96
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH		4,500	54
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%	05/20/2017	LEH		1,000	(26)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011	BCLY		3,200	(110)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%	06/20/2012	DUB		6,700	(469)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM		2,900	(332)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012	LEH		5,000	(131)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%	06/20/2011	MLP		11,900	(459)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011	MSC		11,000	(424)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011	LEH		4,700	(180)
CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%	09/20/2011	MLP		10,000	61
CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	MLP		1,500	20
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%	12/20/2012	GSC	EUR	3,100	(324)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%	12/20/2012	JPM		4,500	(415)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	3.800%	09/20/2012	BOA		$4,200	(96)
Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	CSFB		125	1
Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	BEAR		1,500	19
Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	09/20/2011	CSFB		10,000	(310)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%	09/20/2011	MLP		15,000	(89)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	09/20/2011	DUB		5,000	(27)
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.700%	03/20/2012	CITI		5,000	(1,379)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011	WAC	EUR	5,700	(156)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011	UBS		5,300	(144)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%	09/20/2011	DUB		$1,000	(40)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%	12/20/2012	MLP		900	(39)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	BEAR		300	(4)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	MSC		100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%	03/20/2009	GSC		1,000	(45)
GMAC LLC 6.875% due 08/28/2012	Sell	1.180%	12/20/2011	CITI		16,300	(5,403)
GMAC LLC 6.875% due 08/28/2012	Sell	0.940%	03/20/2012	CITI		8,000	(2,748)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012	MSC		6,000	(237)
HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%	03/20/2012	CSFB		10,000	(230)
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	BEAR		300	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	LEH		18,000	(573)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS		7,000	(193)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.280%	06/20/2013	CITI		11,000	(254)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.330%	06/20/2013	DUB		9,000	(189)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%	12/20/2016	LEH		10,000	(865)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	BCLY		7,500	(424)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011	UBS		11,000	(223)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011	LEH		4,900	(100)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%)	03/20/2011	DUB		6,000	(51)
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%)	03/20/2013	MSC		4,150	73
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012	MSC		6,000	329
MGM Mirage 5.875% due 02/27/2014	Sell	1.580%	06/20/2012	LEH		5,000	(673)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	DUB		5,000	(159)
Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011	JPM		5,000	(153)
Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011	MSC		4,200	(128)
Multiple Reference Entities of Gazprom	Sell	0.830%	06/20/2017	BCLY		75	(8)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009	DUB		10,000	(253)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%	12/20/2012	LEH		1,950	(93)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%	11/20/2016	LEH		10,000	(206)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%	05/20/2017	LEH		1,500	(96)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%	11/20/2016	LEH		10,000	97
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	DUB		1,000	(2)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	BCLY		2,500	(47)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.050%	09/20/2012	DUB		3,700	(52)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	MSC		4,300	(187)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017	DUB		3,000	(118)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	BCLY		1,500	(58)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	BCLY		1,500	(56)
PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%	06/20/2012	MLP		5,000	5
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%	03/20/2012	BCLY		2,000	(206)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012	BCLY		3,000	(307)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012	LEH		2,100	(215)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%	06/20/2012	GSC		6,700	(445)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009	BCLY		10,000	5
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%	08/24/2009	ABN		100	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011	BCLY		4,800	(41)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%	01/20/2017	LEH		11,000	(446)
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012	BOA		9,200	(1,189)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	BEAR		1,500	(60)
Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	JPM		300	(10)
TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	GSC		300	5
TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	CSFB		100	2
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	09/20/2011	UBS	EUR	5,300	(174)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	09/20/2011	WAC		5,700	(185)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011	LEH		$7,900	54
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%)	12/20/2012	BOA		865	5
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	GSC		250	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC		11,500	(659)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH		5,000	(336)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%	11/20/2016	LEH		10,000	(1,110)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB		34,000	(130)
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%	06/20/2014	UBS		21,700	(1,013)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY		7,700	(29)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	BNP		14,700	(895)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	MLP		7,900	(481)
Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011	BEAR		10,000	(210)
Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	BOA		125	3
Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	MLP		300	5

							$(26,621)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM9 Index	Buy	(2.650%)	06/20/2013	BCLY		$1,215	$12
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI		13,514	(451)
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	BCLY		4,950	127
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	RBS		4,950	188
Dow Jones CDX N.A. HY10 Index	Sell	2.360%	06/20/2011	MLP		5,000	(167)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC		1,200	9
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB		5,200	39
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC		1,700	13
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB		1,700	13
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB		900	7
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM		4,300	27
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB		10,700	85
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB		6,400	56
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	DUB	EUR	7,000	(918)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	DUB		4,500	(216)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	JPM		62,425	(3,442)
Dow Jones iTraxx Europe X07 Index	Sell	2.300%	06/20/2012	JPM		2,300	(156)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CITI		$16,000	(12,188)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CITI		15,500	(12,997)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	GSC		16,000	(13,427)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS		15,500	(12,980)
LCDX N.A. Series 10 Index	Buy	(3.250%)	06/20/2013	CSFB		7,900	(33)
LCDX N.A. Series 10 Index	Buy	(3.250%)	06/20/2013	GSC		38,900	(257)
Select Aggregate Market Index	Sell	2.450%	09/20/2008	CSFB		240	3
Select Aggregate Market Index	Sell	2.150%	12/20/2009	CSFB		210	0

							$(56,653)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$3,300	$(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		600	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		5,700	(25)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		4,200	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		46,200	(248)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		182,000	(975)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		108,000	(799)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		37,300	(283)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		121,900	(874)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		54,000	(238)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		115,250	829
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		1,280,650	1,001
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		654,500	10,424
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		26,200	65
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		107,245	425
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		224,800	2,423
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		17,600	(163)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		39,600	(275)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		94,600	(598)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		2,700	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		13,000	(314)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		7,900	(258)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,100	(26)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	381,050	(2,517)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		361,850	(2,459)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	52,200	(2,778)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		127,900	(6,803)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		10,000	(583)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		11,200	(659)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		6,200	(320)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		13,900	(778)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		4,500	(216)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		5,000	(244)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		5,000	(295)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		4,000	(233)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(543)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	84,700	(1,828)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		16,900	(395)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		41,600	(948)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	13,300	(1,083)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	BCLY		93,800	(7,270)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	BCLY	GBP	225,000	(1,902)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2010	JPM		31,100	(1,693)
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	59
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	13,810	(542)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC	MXN	37,900	(302)

							$(24,252)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/22/2008	217	$7	$3
Call - CBOT U.S. Treasury 5-Year Note September Futures	128.000	08/22/2008	89	1	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	130.000	08/22/2008	338	6	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	132.000	08/22/2008	820	15	14
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1,158	21	17

				$50	$41

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$27

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$23,000	$965	$833
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	23,000	965	1,584
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	125,400	6,583	6,758
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	125,400	6,744	8,415

				$15,257	$17,590

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	$106.500	09/04/2008	$25,400	$3	$0
Put - OTC Fannie Mae 5.000% due 09/01/2038	78.000	09/04/2008	17,500	2	0

				$5	$0

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,158	$1,152	$432
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	1,158	1,246	974

				$2,398	$1,406

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$38

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$15,683	$14,784	1.28%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2038	$49,900	$49,292	$49,190
Fannie Mae	6.000%	07/01/2038	49,500	49,857	49,941

				$99,149	$99,131

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,778	07/2008	$19	$0	$19
Buy	BRL	154,597	07/2008	5,449	0	5,449
Sell		154,597	07/2008	0	(10,101)	(10,101)
Buy		14,796	12/2008	144	0	144
Sell		189,957	12/2008	0	(7,373)	(7,373)
Buy	CLP	3,965,200	07/2008	0	(447)	(447)
Sell		3,965,200	07/2008	920	0	920
Buy		2,320,150	12/2008	0	(416)	(416)
Sell		4,646,906	12/2008	456	0	456
Buy		3,965,200	05/2009	0	(916)	(916)
Buy	CNY	743,743	07/2008	4,955	0	4,955
Sell		743,743	07/2008	0	(2,153)	(2,153)
Buy		113,156	10/2008	279	0	279
Sell		113,156	10/2008	0	(228)	(228)
Buy		136,624	11/2008	215	0	215
Buy	CZK	20,884	12/2008	218	0	218
Sell	EUR	79,190	07/2008	0	(1,276)	(1,276)
Sell	GBP	24,338	08/2008	0	(268)	(268)
Buy	HKD	931	07/2008	0	0	0
Buy	HUF	3,838	07/2008	3	0	3
Sell		3,838	07/2008	0	(1)	(1)
Buy		4,707	11/2008	1	0	1
Buy	IDR	314,967,000	10/2008	296	0	296
Buy	ILS	2,325	11/2008	100	0	100
Sell	JPY	6,224,991	07/2008	0	(972)	(972)
Buy	KRW	3,162,720	08/2008	0	(427)	(427)
Sell		3,162,720	08/2008	156	0	156
Buy	MXN	824,436	07/2008	5,432	0	5,432
Sell		824,436	07/2008	0	(5,106)	(5,106)
Buy		1,371	11/2008	0	0	0
Sell		89,651	11/2008	1	(54)	(53)
Buy	MYR	157,759	08/2008	25	(688)	(663)
Sell		102,012	08/2008	817	0	817
Buy		1,045	11/2008	0	0	0
Buy	PHP	1,900,734	08/2008	0	(4,671)	(4,671)
Sell		492,540	08/2008	1,074	0	1,074
Buy	PLN	108,261	07/2008	10,284	0	10,284
Sell		108,261	07/2008	0	(5,720)	(5,720)
Buy		457	11/2008	4	0	4
Sell		8,416	11/2008	0	(90)	(90)
Buy		12,117	05/2009	166	0	166
Sell	RON	72,224	01/2009	0	(3,121)	(3,121)
Buy	RUB	1,259,170	07/2008	3,373	0	3,373
Sell		1,259,170	07/2008	0	(3,120)	(3,120)
Buy		799,151	11/2008	1,611	0	1,611
Sell		482,500	11/2008	0	(462)	(462)
Buy		118,195	05/2009	117	0	117
Buy	SGD	73,865	08/2008	1,957	0	1,957
Sell		53,070	08/2008	0	(905)	(905)
Buy		5,334	11/2008	34	0	34
Buy	SKK	26,981	07/2008	208	0	208
Sell		26,981	07/2008	0	(25)	(25)
Buy		26,981	01/2009	24	0	24
Buy	TRY	2,133	12/2008	0	(25)	(25)
Buy	ZAR	326,373	07/2008	322	(3,770)	(3,448)
Sell		326,373	07/2008	1,859	0	1,859
Buy		97,800	12/2008	0	(132)	(132)
Sell		87,743	12/2008	0	(311)	(311)

				$40,519	$(52,778)	$(12,259)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$3,011	$1,290,293	$32,174	$1,325,478
Other Financial Instruments++	39	(206,348)	(14,012)	(220,321)

Total	$3,050	$1,083,945	$18,162	$1,105,157

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$24,109	$8,637	$(5)	$(567)	$0	$32,174
Other Financial Instruments++	(6,480)	0	0	(8,075)	543	(14,012)

Total	$17,629	$8,637	$(5)	$(8,642)	$543	$18,162

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,907

Total Aruba			1,907
(Cost $1,721)

AUSTRALIA 2.3%
Medallion Trust
2.768% due 05/25/2035		$4,586	4,340
National Australia Bank Ltd.
3.208% due 02/08/2010		1,400	1,398
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	7,337
Puma Finance Ltd.
2.748% due 02/21/2038		$7,010	6,675
7.820% due 08/22/2037	AUD	11,320	10,623
8.073% due 07/12/2036		2,920	2,761
Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	23,183
Seven Media Group
10.447% due 02/07/2013		5,736	5,114
10.510% due 02/07/2013		1,390	1,240
Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		13,382	12,487

Total Australia (Cost $71,797)			75,158

AUSTRIA 0.1%
Kommunalkredit Austria AG
3.250% due 03/01/2011	EUR	2,100	3,141

Total Austria (Cost $3,095)			3,141

BERMUDA 0.1%
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		$4,000	3,743

Total Bermuda			3,743
(Cost $3,970)

CANADA 3.8%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,486
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	19,625
Canada Housing Trust No. 1
3.950% due 06/15/2013		24,600	24,148
4.550% due 12/15/2012		25,100	25,249
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		3,900	3,753
Daimler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,364
Honda Canada Finance, Inc.
3.453% due 03/26/2012		27,000	26,016
Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,445
Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,570
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	10,337

Total Canada			122,993
(Cost $119,959)

CAYMAN ISLANDS 1.5%
Calabash Re Ltd.
11.214% due 01/08/2010		$2,450	2,450
Foundation Re II Ltd.
9.445% due 11/26/2010		1,500	1,512
Green Valley Ltd.
8.342% due 01/10/2011	EUR	3,100	4,895
Longpoint Re Ltd.
8.064% due 05/08/2010		$3,300	3,300
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,831
1.466% due 12/31/2049		100,000	951
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$8,000	8,017
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,084
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,182
Mystic Re Ltd.
11.682% due 12/05/2008		$500	488
Residential Reinsurance 2007 Ltd.
10.432% due 06/07/2010		5,900	5,918
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,763
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,816
Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,883

Total Cayman Islands			48,090
(Cost $49,130)

DENMARK 1.0%
Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	22,600	4,656
5.000% due 10/01/2038		22,993	4,470
Realkredit Danmark A/S
4.000% due 01/01/2010		51,800	10,702
5.000% due 10/01/2038		59,129	11,272

Total Denmark			31,100
(Cost $28,746)

FRANCE 3.7%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	7,000	10,710
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		7,600	10,187
CM-CIC Covered Bonds
5.250% due 06/09/2010		8,100	12,683
Credit Agricole S.A.
2.646% due 05/28/2009		$10,800	10,755
6.637% due 05/29/2049		5,900	4,926
France Government Bond
4.000% due 04/25/2014	EUR	300	454
4.000% due 10/25/2038		21,100	28,116
4.000% due 04/25/2055		700	912
5.500% due 04/25/2029		4,200	7,010
5.750% due 10/25/2032		9,300	16,100
Societe Generale
5.922% due 12/31/2049		$2,000	1,704
Vivendi
5.750% due 04/04/2013		10,800	10,689
6.625% due 04/04/2018		6,400	6,370

Total France			120,616
(Cost $122,743)

GERMANY 10.8%
Deutsche Bank AG
5.375% due 10/12/2012		$9,200	9,348
6.000% due 09/01/2017		1,500	1,520
Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	24,566
Republic of Germany
4.000% due 01/04/2037	EUR	4,300	5,859
4.250% due 07/04/2039		16,400	23,289
4.750% due 07/04/2034		10,600	16,239
5.500% due 01/04/2031		49,500	83,394
5.625% due 01/04/2028		41,700	70,947
6.250% due 01/04/2024		9,800	17,643
6.250% due 01/04/2030		48,440	88,978
6.500% due 07/04/2027		2,260	4,227

Total Germany			346,010
(Cost $344,717)

ICELAND 0.1%
Glitnir Banki HF
3.258% due 01/21/2011		$3,000	2,399
Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,350

Total Iceland			4,749
(Cost $5,890)

IRELAND 1.3%
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	3,187
Bank of Ireland
2.819% due 12/19/2008		$7,000	6,998
Cars Alliance Funding PLC
4.861% due 10/08/2023	EUR	1,800	2,754
Immeo Residential Finance PLC
5.118% due 12/15/2016		4,957	7,117
Ireland Government Bond
4.400% due 06/18/2019		10,600	15,755
Osiris Capital PLC
7.713% due 01/15/2010		$1,000	1,008
SC Germany Auto
4.545% due 08/11/2015	EUR	4,180	6,497

Total Ireland			43,316
(Cost $42,920)

ITALY 1.0%
Asset-Backed European Securitisation Transaction Srl
4.851% due 10/01/2015	EUR	13,000	20,204
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	1,088
4.250% due 08/01/2014		1,100	1,666
4.500% due 05/01/2009		1,000	1,572
Locat Securitisation Vehicle Srl
5.140% due 12/12/2024		4,727	7,248

Total Italy			31,778
(Cost $30,260)

JAPAN 26.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	435
Japan Government Bond
0.900% due 12/20/2012	JPY	4,340,000	40,503
1.100% due 09/20/2012		17,260,000	162,803
1.200% due 03/20/2012		3,360,000	31,852
1.500% due 12/20/2017		5,300,000	49,685
1.600% due 09/20/2013		1,660,000	15,973
1.800% due 06/20/2017		10,500,000	101,213
2.300% due 06/20/2035		3,530,000	32,575
2.400% due 03/20/2034		580,000	5,470
2.500% due 09/20/2035		2,710,000	26,057
2.500% due 03/20/2036		210,000	2,014
2.500% due 09/20/2036		11,510,000	110,315
2.500% due 09/20/2037		3,340,000	32,078
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		998,910	9,325
1.000% due 06/10/2016		2,699,370	25,368
1.100% due 12/10/2016		5,993,880	56,668
1.200% due 03/10/2017		171,190	1,627
1.200% due 06/10/2017		10,555,160	99,993
1.200% due 12/10/2017		1,396,950	13,209
1.400% due 06/10/2018		3,160,000	30,344
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,018
Sumitomo Mitsui Banking Corp.
1.726% due 12/31/2049	JPY	300,000	2,835
1.764% due 12/31/2049		300,000	2,832
1.844% due 12/01/2049		400,000	3,791

Total Japan (Cost $813,176)			859,983

JERSEY, CHANNEL ISLANDS 0.4%
HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	7,854

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,065

Total Jersey, Channel Islands			12,919
(Cost $13,147)

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		$3,100	3,098

Total Luxembourg (Cost $3,100)			3,098

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,906

Total Mexico (Cost $3,000)			2,906

NETHERLANDS 1.7%
Arena BV
5.081% due 12/17/2064	EUR	2,962	4,560
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,844
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,738
Globaldrive BV
4.617% due 06/20/2015		7,036	10,983
4.777% due 06/20/2015		1,500	2,138
Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,791
4.250% due 07/15/2013		400	615
Rabobank Nederland NV
3.119% due 05/19/2010		$30,100	30,064
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		1,400	1,401

Total Netherlands (Cost $54,785)			56,134

NETHERLANDS ANTILLES 0.1%
BTMU Curacao Holdings
1.020% due 12/31/2049	JPY	300,000	2,837

Total Netherlands Antilles			2,837
(Cost $2,554)

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	$12,454

Total Norway (Cost $12,309)			12,454

RUSSIA 0.7%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	844
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$13,986	13,874
VTB Capital S.A.
3.384% due 08/01/2008		6,400	6,344

Total Russia (Cost $21,012)			21,062

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	8,035

Total South Korea (Cost $8,158)			8,035

SPAIN 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	448
Bankinter S.A.
5.000% due 05/14/2010		5,200	8,058
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,780
Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		4,000	3,962
Spain Government Bond
4.200% due 01/31/2037	EUR	600	811
5.750% due 07/30/2032		11,150	18,947
6.150% due 01/31/2013		1,000	1,655

Total Spain (Cost $40,942)			40,661

SUPRANATIONAL 0.1%
European Investment Bank
4.250% due 12/07/2010	GBP	1,600	3,079

Total Supranational (Cost $3,232)			3,079

SWITZERLAND 2.2%
Credit Suisse New York, Inc.
5.000% due 05/15/2013		$28,600	27,874
UBS AG
3.704% due 05/05/2010		1,500	1,495
3.729% due 06/19/2010		11,500	11,474
5.750% due 04/25/2018		24,000	22,977
5.875% due 12/20/2017		7,500	7,319

Total Switzerland (Cost $72,883)			71,139

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,914

Total Tunisia (Cost $3,630)			3,914

UKRAINE 0.0%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,263

Total Ukraine (Cost $1,210)			1,263

UNITED KINGDOM 3.9%
Bank of Scotland PLC
2.482% due 07/17/2008		$2,300	2,300
Barclays Bank PLC
6.050% due 12/04/2017		20,100	19,765
7.434% due 09/29/2049		7,500	7,053
7.700% due 04/29/2049		6,300	6,442
8.250% due 02/28/2049	GBP	2,400	4,868
HBOS PLC
5.920% due 09/29/2049		$8,400	5,995
HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,883
Opera Finance PLC
4.937% due 01/15/2015	EUR	4,350	6,342
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,650
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	8,900	12,126
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,024
United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,000	21,752
4.500% due 12/07/2042		9,100	17,716
4.750% due 06/07/2010		40	79
5.750% due 12/07/2009		2,000	4,016
Weather Investments II SARL
10.920% due 12/17/2014	EUR	1,000	1,586
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	490

Total United Kingdom (Cost $127,795)			124,087

UNITED STATES 88.1%
Asset-Backed Securities 6.6%
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		$1	1
3.182% due 10/25/2031		5	4
Argent Securities, Inc.
2.532% due 10/25/2036		3,380	3,286
Asset-Backed Funding Certificates
2.542% due 10/25/2036		2,371	2,351
2.832% due 06/25/2034		4,406	3,923
BA Credit Card Trust
3.051% due 04/15/2013		2,100	2,097
3.183% due 12/15/2014		7,500	7,457
3.671% due 12/16/2013		12,000	12,187
Bear Stearns Asset-Backed Securities Trust
2.932% due 03/25/2043		6	6
Carrington Mortgage Loan Trust
2.548% due 07/25/2036		94	93
Chase Credit Card Master Trust
2.581% due 02/15/2011		1,450	1,449
Chase Issuance Trust
2.491% due 03/15/2013		10,000	9,849
3.371% due 05/16/2011		7,200	7,234
CIT Group Home Equity Loan Trust
2.772% due 03/25/2033		9	8
Citibank Omni Master Trust
3.597% due 03/20/2013		15,700	15,700
Citigroup Mortgage Loan Trust, Inc.
2.552% due 05/25/2037 (k)		1,322	1,256
Community Program Loan Trust
4.500% due 10/01/2018		540	535
Countrywide Asset-Backed Certificates
2.532% due 03/25/2047		2,465	2,433
2.542% due 09/25/2046		572	568
2.582% due 09/25/2047		6,607	6,456
2.962% due 12/25/2031		3	2
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		3	3
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036		317	316
Ford Credit Auto Owner Trust
2.491% due 12/15/2009		2,256	2,256
2.776% due 06/15/2009		22,072	22,074
3.371% due 01/15/2011		15,200	15,247
3.891% due 06/15/2012		11,100	11,215
Fremont Home Loan Trust
2.552% due 02/25/2037		3,200	3,134
GSAMP Trust
2.772% due 03/25/2034		21	21
HFC Home Equity Loan Asset-Backed Certificates
2.829% due 09/20/2033		733	689
HSI Asset Securitization Corp. Trust
2.592% due 04/25/2037		322	292
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037		217	214
Lehman XS Trust
2.552% due 05/25/2046		215	206
2.562% due 06/25/2046		252	242
2.562% due 11/25/2046		5,707	5,425
2.632% due 04/25/2037		9,447	8,950
2.712% due 06/25/2046		736	416
2.722% due 11/25/2046		789	438
2.802% due 11/25/2046		1,000	349
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		360	299
Merrill Lynch Mortgage Investors, Inc.
2.532% due 05/25/2037		174	172
2.552% due 08/25/2036		2,596	2,512
2.552% due 07/25/2037		4,649	4,519
2.562% due 09/25/2037		4,571	4,461
Morgan Stanley Home Equity Loans
2.592% due 02/25/2036		2,784	2,774
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037		1,100	642
Nelnet Student Loan Trust
3.010% due 07/25/2016		193	193
Renaissance Home Equity Loan Trust
2.982% due 12/25/2033		1,021	849
Residential Asset Mortgage Products, Inc.
2.562% due 10/25/2036		5,008	4,702
Residential Asset Securities Corp.
2.522% due 06/25/2036		10	10
2.552% due 07/25/2036		73	73
2.562% due 10/25/2036		3,893	3,819
2.982% due 07/25/2032		13	12
SACO I, Inc.
2.542% due 05/25/2036		541	380
Saxon Asset Securities Trust
2.542% due 10/25/2046		4,700	4,596
3.002% due 08/25/2032		3	3
SBI HELOC Trust
2.652% due 08/25/2036		4,471	4,276
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037		943	914
2.542% due 03/25/2036		73	73
SLM Student Loan Trust
2.882% due 10/27/2014 (b)		3,000	2,998
2.910% due 07/25/2017		284	283
2.930% due 10/26/2015		319	319
2.982% due 10/25/2017 (b)		15,700	15,690
3.800% due 12/15/2038		2,700	2,680
Structured Asset Securities Corp.
2.882% due 05/25/2034		10	9
Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036		656	622
Wells Fargo Home Equity Trust
2.712% due 10/25/2035		3,006	2,897
2.722% due 11/25/2035		3,363	3,336

			212,495

Bank Loan Obligations 0.9%
Daimler Finance North America LLC
6.780% due 08/03/2012		23,529	19,488
Ford Motor Co.
5.480% due 12/15/2013		1,083	877
Georgia-Pacific Corp.
4.399% due 12/20/2012		286	270
4.446% due 12/20/2012		2,429	2,297
4.551% due 12/20/2012		218	207
HCA, Inc.
5.051% due 11/18/2013		4,049	3,808
Metro-Goldwyn-Mayer, Inc.
3.191% due 10/03/2011		100	82
3.468% due 10/03/2011		100	82
3.805% due 10/03/2011		80	66
MGM Mirage
3.154% due 10/03/2011		120	109
3.409% due 10/03/2011		100	91
3.664% due 10/03/2011		200	182
3.671% due 10/03/2011		300	272

			27,831

Commodity Index-Linked Notes 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		7,000	6,953

Corporate Bonds & Notes 28.8%
ACE INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,449
5.875% due 06/15/2014		1,000	1,005
Allstate Life Global Funding II
3.328% due 05/21/2010		21,600	21,474
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,783
American Express Bank FSB
2.625% due 06/12/2012		3,500	3,262
5.500% due 04/16/2013		13,700	13,415
American Express Co.
7.000% due 03/19/2018		15,500	15,740
American Express Credit Corp.
3.882% due 05/27/2010		9,900	9,824
5.875% due 05/02/2013		4,100	4,082
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,147
5.850% due 01/16/2018		$7,900	7,425
8.000% due 05/22/2038	EUR	18,700	29,069
8.175% due 05/15/2058		$12,900	12,186
Amgen, Inc.
2.726% due 11/28/2008		3,100	3,091
AT&T, Inc.
2.888% due 11/14/2008		1,000	1,000
6.300% due 01/15/2038		2,900	2,755
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,598
Bank of America Corp.
2.904% due 11/06/2009		4,100	4,063
2.970% due 10/14/2016		1,600	1,449
4.750% due 05/23/2017	EUR	8,700	12,469
8.000% due 12/29/2049		$19,300	18,127
8.125% due 12/29/2049		13,200	12,494
Bank of America N.A.
3.316% due 05/12/2010		500	498
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,900	12,389
7.250% due 02/01/2018		20,000	20,936
BellSouth Corp.
2.776% due 08/15/2008		3,900	3,898
5.200% due 09/15/2014		1,400	1,382
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,551
CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,527
Charter One Bank N.A.
2.957% due 04/24/2009		9,000	8,976
CIT Group, Inc.
2.787% due 06/08/2009		7,500	6,939
Citigroup Funding, Inc.
3.820% due 05/07/2010		8,300	8,239
Citigroup, Inc.
2.848% due 12/26/2008		5,200	5,180
5.500% due 04/11/2013		12,900	12,608
6.000% due 08/15/2017		9,400	8,994
6.125% due 11/21/2017		19,800	19,062
6.125% due 05/15/2018		16,100	15,458
8.400% due 04/29/2049		5,100	4,854
Clorox Co.
5.450% due 10/15/2012		2,600	2,616
CNA Financial Corp.
5.850% due 12/15/2014		6,000	5,772
6.000% due 08/15/2011		2,000	2,011
Comcast Corp.
3.010% due 07/14/2009		7,600	7,541
Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,645
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		5,548	5,552
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		5,100	5,134
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,756
CVS Caremark Corp.
2.982% due 06/01/2010		5,900	5,761
5.750% due 08/15/2011		700	718
Daimler Finance North America LLC
3.138% due 03/13/2009		5,800	5,783
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		1,100	1,123
EchoStar DBS Corp.
6.375% due 10/01/2011		500	484
7.000% due 10/01/2013		300	287
Edison Mission Energy
7.000% due 05/15/2017		300	282
Entergy Gulf States, Inc.
3.427% due 12/08/2008		504	504
Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,165
Exelon Corp.
4.900% due 06/15/2015		2,300	2,121
Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		1,900	1,921
General Electric Capital Corp.
2.826% due 12/12/2008		1,600	1,598
2.876% due 06/15/2009		500	500
2.907% due 10/24/2008		3,200	3,197
2.937% due 10/26/2009		4,400	4,386
3.558% due 05/22/2013		6,400	6,367
6.375% due 11/15/2067		5,100	4,837
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,798
GMAC LLC
3.926% due 05/15/2009		3,400	3,198
4.750% due 09/14/2009	EUR	2,300	3,042
6.750% due 12/01/2014		$3,200	2,118
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	4,412
5.375% due 02/15/2013	EUR	3,800	5,691
6.150% due 04/01/2018		$4,500	4,380
6.250% due 09/01/2017		22,500	22,312
HCP, Inc.
5.650% due 12/15/2013		8,000	7,330
5.950% due 09/15/2011		700	680
6.700% due 01/30/2018		2,900	2,615
HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,127
HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,812
Home Depot, Inc.
2.901% due 12/16/2009		5,700	5,554
5.400% due 03/01/2016		8,000	7,368
HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,513
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	7,076
5.400% due 02/15/2012		2,400	2,157
6.625% due 11/15/2013		8,000	7,200
JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,283
JPMorgan Chase & Co.
2.498% due 05/07/2010		12,000	11,899
5.058% due 02/22/2021	CAD	3,100	2,859
6.000% due 01/15/2018		$11,800	11,532
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	10,026
JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	2,607
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,427
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	7,975
Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009		10,300	9,819
5.625% due 01/24/2013		14,700	13,933
6.875% due 05/02/2018		14,600	14,179
Lennar Corp.
5.950% due 10/17/2011		700	588
Loews Corp.
5.250% due 03/15/2016		800	776
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		700	686
Mandalay Resort Group
9.500% due 08/01/2008		700	703
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,889
Masco Corp.
5.875% due 07/15/2012		700	669
6.125% due 10/03/2016		30,000	27,261
Maytag Corp.
5.000% due 05/15/2015		2,200	2,159
McKesson Corp.
5.700% due 03/01/2017		1,900	1,833
Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,179
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		1,000	969
2.960% due 10/23/2008		4,300	4,275
4.966% due 05/12/2010		27,800	27,374
6.875% due 04/25/2018		22,200	21,195
Metropolitan Life Global Funding I
2.759% due 05/17/2010		6,000	5,920
5.125% due 04/10/2013		12,800	12,622
Midwest Generation LLC
8.300% due 07/02/2009		676	681
Morgan Stanley
2.521% due 11/21/2008		3,100	3,086
2.820% due 05/07/2009		6,000	5,908
3.184% due 10/18/2016		2,200	1,912
3.193% due 10/15/2015		7,200	6,320
4.778% due 05/14/2010		16,300	16,246
6.000% due 04/28/2015		21,000	20,135
6.250% due 08/28/2017		1,200	1,122
NGPL Pipe Co. LLC
7.119% due 12/15/2017		400	410
7.768% due 12/15/2037		7,700	8,103
NiSource Finance Corp.
5.400% due 07/15/2014		800	750
PPG Industries, Inc.
6.650% due 03/15/2018		8,000	8,180
Pricoa Global Funding I
3.473% due 06/04/2010		35,000	34,981
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,500	5,508
ProLogis
5.625% due 11/15/2015		8,000	7,539
Prudential Financial, Inc.
6.625% due 12/01/2037		8,900	8,438
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	400
Qwest Corp.
6.026% due 06/15/2013		1,500	1,440
Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,722
Raychem Corp.
7.200% due 10/15/2008		200	201
Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,640
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,226
Simon Property Group LP
6.125% due 05/30/2018		8,000	7,808
Southwest Airlines Co.
5.125% due 03/01/2017		3,300	2,811
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	2,873
8.750% due 03/15/2032		1,100	1,050
State Street Capital Trust IV
3.776% due 06/15/2037		5,900	4,552
SUPERVALU, Inc.
7.500% due 11/15/2014		400	402
Target Corp.
7.000% due 01/15/2038		6,300	6,488
Time Warner, Inc.
2.915% due 11/13/2009		8,500	8,263
Tyco International Ltd.
7.000% due 12/15/2019		7,500	7,421
U.S. Bancorp
2.512% due 04/28/2009		4,300	4,295
United Airlines, Inc.
9.060% due 06/17/2015 (a)		175	2
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,031
Valero Energy Corp.
6.125% due 06/15/2017		2,000	1,937
Verizon Communications, Inc.
6.100% due 04/15/2018		5,200	5,177
Viacom, Inc.
5.750% due 04/30/2011		2,800	2,809
Wachovia Corp.
5.500% due 05/01/2013		12,600	12,077
Wells Fargo & Co.
4.375% due 01/31/2013		7,000	6,788
Wyeth
6.950% due 03/15/2011		1,900	2,013
Xerox Corp.
9.750% due 01/15/2009		2,400	2,471

			926,400

Mortgage-Backed Securities 9.6%
Adjustable Rate Mortgage Trust
5.141% due 09/25/2035		663	634
American Home Mortgage Assets Trust
2.712% due 09/25/2046		839	454
4.448% due 11/25/2046		4,355	3,219
American Home Mortgage Investment Trust
2.632% due 09/25/2035		84	84
4.290% due 10/25/2034		1,238	1,087
Banc of America Funding Corp.
6.141% due 01/20/2047		924	752
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,792	2,695
BCAP LLC Trust
2.652% due 01/25/2037		12,515	8,013
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		14,540	13,907
4.415% due 05/25/2034		2,382	2,246
4.476% due 02/25/2034		131	127
4.550% due 08/25/2035		11,283	10,860
4.625% due 10/25/2035		7,828	7,523
4.629% due 05/25/2034		601	575
4.641% due 10/25/2033		1,036	995
5.615% due 02/25/2033		155	146
5.733% due 02/25/2036		1,295	1,079
Bear Stearns Alt-A Trust
5.701% due 09/25/2035		4,861	4,012
5.784% due 11/25/2036		6,474	5,250
5.796% due 11/25/2036		3,442	2,535
5.916% due 02/25/2036		7,088	5,465
5.920% due 11/25/2036		1,855	1,334
6.250% due 08/25/2036		4,538	3,544
Bear Stearns Commercial Mortgage Securities
2.581% due 03/15/2019		150	144
5.540% due 09/11/2041		2,600	2,495
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		10,104	10,015
Bella Vista Mortgage Trust
2.729% due 05/20/2045		80	63
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		122	115
5.889% due 12/10/2049		3,900	3,689
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		3,665	3,464
4.748% due 08/25/2035		3,670	3,499
4.900% due 10/25/2035		10,804	10,495
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	10,932
Commercial Mortgage Pass-Through Certificates
2.671% due 02/05/2019		300	291
6.455% due 05/15/2032		680	680
Countrywide Alternative Loan Trust
2.689% due 03/20/2046		178	126
2.692% due 05/25/2035		3,455	2,627
2.732% due 09/25/2046		1,700	578
2.742% due 07/25/2046		1,300	458
2.759% due 09/20/2046		1,700	730
2.762% due 02/25/2037		143	105
2.832% due 05/25/2037		1,767	1,216
2.832% due 06/25/2037		985	598
2.902% due 12/25/2035		902	577
5.250% due 06/25/2035		1,126	975
6.000% due 01/25/2037		4,440	3,559
6.250% due 08/25/2037		1,392	1,048
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035		260	196
2.802% due 03/25/2035		2,438	1,886
2.812% due 02/25/2035		174	142
2.822% due 02/25/2035		256	204
2.822% due 03/25/2036		1,281	777
5.250% due 02/20/2036		2,255	1,988
5.259% due 01/20/2035		875	807
5.555% due 04/20/2036		1,332	1,246
5.607% due 08/25/2034		353	294
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200	10,540
CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033		1,003	979
5.097% due 07/25/2033		123	116
Deutsche ALT-A Securities,
Inc. Alternate Loan Trust
2.492% due 10/25/2036		2,959	2,906
2.552% due 01/25/2047		483	451
5.500% due 12/25/2035		1,600	1,311
6.300% due 07/25/2036		1,600	1,317
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033		895	873
4.464% due 07/25/2033		173	170
5.368% due 08/25/2035		596	570
6.250% due 08/25/2017		1,760	1,725
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034		155	125
5.500% due 09/25/2034		1,701	1,681
Greenpoint Mortgage Funding Trust
2.682% due 12/25/2046		1,500	537
2.702% due 06/25/2045		897	738
2.752% due 11/25/2045		189	151
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		168	160
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		63	59
GSR Mortgage Loan Trust
4.510% due 03/25/2033		994	951
4.539% due 09/25/2035		967	938
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		2,646	2,408
2.672% due 01/19/2038		8,571	6,138
2.702% due 05/19/2035		1,618	1,229
2.722% due 03/19/2037		159	112
2.852% due 02/19/2034		15	14
5.145% due 07/19/2035		289	267
5.172% due 05/19/2033		1,302	1,257
Indymac Index Mortgage Loan Trust
2.772% due 11/25/2036		1,875	1,044
5.000% due 08/25/2035		922	821
5.044% due 12/25/2034		396	344
5.439% due 09/25/2035		920	662
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		3,020	2,691
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		500	470
5.429% due 12/12/2043		4,000	3,796
JPMorgan Mortgage Trust
4.386% due 11/25/2033		910	891
5.020% due 02/25/2035		2,843	2,685
5.379% due 08/25/2035		1,400	1,328
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		225	225
Lehman XS Trust
2.562% due 07/25/2046		1,593	1,556
MASTR Adjustable Rate Mortgages Trust
2.822% due 05/25/2047		1,500	576
4.133% due 07/25/2034		1,230	1,185
MASTR Alternative Loans Trust
2.882% due 03/25/2036		1,064	757
MASTR Asset Securitization Trust
5.500% due 11/25/2017		376	368
Mellon Residential Funding Corp.
2.911% due 12/15/2030		19	18
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		3,800	3,528
6.156% due 08/12/2049		8,502	8,230
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		11,341	9,122
2.732% due 08/25/2036		879	558
6.239% due 02/25/2033		467	460
Merrill Lynch Mortgage Trust
3.585% due 10/12/2041		135	134
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		2,433	2,199
3.482% due 10/25/2035		3,564	3,309
4.430% due 10/25/2035		7,239	6,860
Morgan Stanley Capital I
5.692% due 04/15/2049		1,500	1,418
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		522	427
5.703% due 02/25/2036		981	770
5.820% due 03/25/2047		1,300	1,083
6.138% due 03/25/2047		1,100	849
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		7,573	5,432
2.692% due 04/25/2046		208	149
2.788% due 09/25/2046		2,200	904
5.672% due 09/25/2035		1,217	1,037
Residential Asset Securitization Trust
5.750% due 02/25/2036		1,640	1,377
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		627	550
Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037		255	184
4.180% due 02/25/2034		646	575
4.590% due 04/25/2034		1,480	1,413
4.928% due 01/25/2035		86	81
6.000% due 10/25/2037		1,249	934
Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036		6,431	4,512
2.712% due 05/25/2045		1,136	896
2.732% due 07/19/2035		7,582	6,192
2.732% due 09/25/2047		836	469
2.792% due 12/25/2035		82	59
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		200	146
Thornburg Mortgage Securities Trust
2.602% due 09/25/2046		5,085	4,905
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		7,136	6,734
WaMu Mortgage Pass-Through Certificates
2.702% due 07/25/2046		921	729
2.712% due 04/25/2045		2,551	2,009
2.742% due 11/25/2045		577	443
2.752% due 12/25/2045		2,065	1,599
2.772% due 10/25/2045		249	194
2.792% due 01/25/2045		485	376
2.802% due 01/25/2045		354	291
2.928% due 11/25/2034		1,959	1,660
3.022% due 12/25/2027		1,468	1,341
4.134% due 08/25/2034		4,010	3,841
4.229% due 03/25/2034		2,613	2,559
4.268% due 01/25/2047		2,354	1,785
4.508% due 06/25/2046		4,206	3,073
4.528% due 02/25/2046		136	100
4.561% due 06/25/2033		337	328
4.780% due 07/25/2046		1,520	1,216
4.780% due 10/25/2046		3,277	2,558
4.928% due 06/25/2042		323	294
4.928% due 08/25/2042		152	136
4.990% due 05/25/2041		59	54
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.732% due 07/25/2046		503	282
4.468% due 07/25/2046		1,425	1,008
Washington Mutual MSC Mortgage Pass-Through Certificates
6.792% due 02/25/2033		15	15
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		6,097	5,875
5.577% due 04/25/2036		1,684	1,663
5.773% due 04/25/2036		1,173	940

			309,560

Municipal Bonds & Notes 1.3%
Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		5,000	3,735
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		5,600	5,210
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		630	556
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		6,900	6,510
5.000% due 06/01/2038		4,600	4,290
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		895	824
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		9,700	9,611
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,400	2,814
5.000% due 06/01/2041		500	378
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		330	304
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		2,000	137
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		7,500	7,569
South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023		1,500	1,525

			43,463

U.S. Government Agencies 30.6%
Fannie Mae
2.542% due 12/25/2036 - 07/25/2037		5,570	5,485
2.602% due 03/25/2034		36	35
2.632% due 08/25/2034		30	29
2.682% due 10/27/2037		15,400	14,733
2.732% due 06/25/2044		17	17
2.882% due 06/25/2029		38	38
3.806% due 06/01/2035 (f)		220	220
4.000% due 02/01/2014 - 04/01/2014		4,210	4,136
4.205% due 11/01/2034 (f)		4,674	4,762
4.500% due 02/01/2013 - 05/01/2013		4,283	4,270
4.818% due 09/01/2035 (f)		1,001	1,004
4.880% due 12/01/2015		1,896	1,854
4.940% due 12/01/2034 (f)		224	225
4.990% due 10/01/2015		20,456	20,157
4.994% due 06/01/2043 - 10/01/2044 (f)		760	760
5.000% due 02/01/2013 - 05/01/2038		8,902	8,678
5.000% due 05/01/2037 - 05/01/2038 (f)		4,088	3,858
5.055% due 11/01/2015		10,422	10,301
5.140% due 11/01/2015		3,405	3,381
5.180% due 11/01/2015		3,257	3,241
5.220% due 12/01/2015		13,200	13,159
5.220% due 03/01/2033 (f)		278	279
5.360% due 01/01/2016		998	1,002
5.478% due 12/01/2036 (f)		394	395
5.490% due 10/01/2015		645	652
5.500% due 05/25/2027 - 07/01/2038		8,574	8,591
5.500% due 10/01/2028 - 02/01/2048 (f)		381,938	377,283
5.700% due 08/01/2018		3,741	3,837
6.000% due 01/01/2023 - 05/01/2038 (f)		192,584	194,573
6.000% due 11/01/2023 - 07/25/2044		72,034	72,886
6.500% due 09/01/2024 - 06/25/2044		9,540	9,829
6.500% due 04/01/2035 - 10/01/2037 (f)		6,693	6,904
6.728% due 05/01/2026 (f)		29	29
Federal Housing Administration
6.896% due 07/01/2020		1,151	1,128
7.430% due 09/01/2022 - 11/01/2022		84	85
Freddie Mac
2.742% due 08/25/2031		69	67
2.821% due 12/15/2030		517	511
2.921% due 12/15/2031		162	161
4.343% due 09/01/2035 (f)		267	267
4.500% due 07/15/2018		2,587	2,588
4.885% due 10/01/2035 (f)		871	884
4.904% due 11/01/2035 (f)		1,015	1,014
5.000% due 11/15/2021 - 12/15/2031		10,111	10,085
5.032% due 08/01/2035 (f)		1,151	1,157
5.098% due 10/01/2035 (f)		973	968
5.226% due 03/01/2036 (f)		1,046	1,062
5.500% due 09/01/2035 - 07/01/2038		19,343	19,067
6.000% due 09/01/2021 - 11/01/2023		4,978	5,097
6.714% due 06/01/2024 (f)		68	69
7.000% due 09/01/2036		6,193	6,434
Ginnie Mae
4.500% due 09/15/2033 (f)		41	38
5.125% due 10/20/2029 (f)		42	42
6.000% due 08/20/2034 - 07/01/2038		18,403	18,726
6.500% due 07/01/2038		130,000	134,286
Small Business Administration
4.625% due 02/01/2025		910	874
4.754% due 08/10/2014		59	58
5.110% due 04/01/2025		1,968	1,947

			983,218

U.S. Treasury Obligations 10.1%
U.S. Treasury Notes
4.625% due 11/15/2016		65,600	69,258
4.875% due 08/15/2016		239,100	254,268

			323,526

Total United States (Cost $2,888,171)			2,833,446

SHORT-TERM INSTRUMENTS 12.1%
Commercial Paper 3.6%
Citibank N.A.
3.570% due 08/19/2008		17,000	16,917
3.580% due 10/23/2008		22,000	21,795
Nordea N.A., Inc.
2.770% due 09/29/2008		77,150	76,594

			115,306

Repurchase Agreements 1.2%
Deutsche Bank AG
1.500% due 07/01/2008		36,000	36,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $36,677. Repurchase proceeds are $36,002.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		1,756	1,756
(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $1,794. Repurchase proceeds are $1,756.)

			37,756

Canada Treasury Bills 4.4%
2.560% due 07/24/2008	CAD	145,000	142,093
U.S. Treasury Bills 2.9%
1.839% due 08/28/2008 - 09/25/2008 (c)(d)(e)		$94,900	94,373

Total Short-Term Instruments (Cost $390,432)			389,528

Purchased Options (i) 0.6% (Cost $22,052)			17,772
Total Investments 164.6% (Cost $5,306,536)			$5,296,918
Written Options (j) (0.6%) (Premiums $22,410)			(19,552)
Other Assets and Liabilities (Net) (64.0%)			(2,059,353)

Net Assets 100.0%			$3,218,013

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $88,249 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $1,391 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $370,379 at a weighted average interest rate of 2.429%. On June 30, 2008 securities valued at $597,724 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $37,318 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	527	$502
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	52	68
90-Day Euribor September Futures	Short	09/2008	651	13
90-Day Eurodollar December Futures	Long	12/2008	1,126	60
90-Day Eurodollar December Futures	Long	12/2009	4,364	(6,404)
90-Day Eurodollar June Futures	Long	06/2009	179	(105)
90-Day Eurodollar March Futures	Long	03/2009	186	57
90-Day Eurodollar March Futures	Long	03/2010	777	(2,265)
90-Day Eurodollar September Futures	Long	09/2008	98	73
90-Day Eurodollar September Futures	Long	09/2009	5,495	(13,576)
Australia Government 3-Year Bond September Futures	Short	09/2008	316	(233)
Australia Government 10-Year Bond September Futures	Short	09/2008	486	(738)
Canada Government 10-Year Bond September Futures	Short	09/2008	51	19
Euro-Bobl September Futures	Long	09/2008	563	(1,060)
Euro-Bobl September Futures	Short	09/2008	172	432
Euro-Bobl September Futures Put Options Strike @ EUR 100.000	Long	09/2008	279	4
Euro-Bobl September Futures Put Options Strike @ EUR 101.000	Long	09/2008	112	0
Euro-Bobl September Futures Call Options Strike @ EUR 118.000	Long	09/2008	955	0
Euro-Bund 10-Year Bond September Futures	Long	09/2008	2,561	(4,310)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 103.500	Long	09/2008	94	0
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	2,461	(1)
Euro-Schatz September Futures	Short	09/2008	1,474	1,190
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	3,746	0
Japan Government 10-Year Bond September Futures	Long	09/2008	49	664
U.S. Treasury 2-Year Note September Futures	Short	09/2008	3,233	(130)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	1,993	(1,367)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3,009	1,316
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	617	929
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	1	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	10	25
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	323	970
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	156	518
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	62	(211)

				$(23,556)

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
ACE INA Holdings, Inc. 5.600% due 05/15/2015	Buy	(0.610%)	06/20/2015	DUB		$1,500	$13
ACE INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014	DUB		1,000	18
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	DUB	EUR	1,700	23
Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%)	03/20/2011	LEH		$2,600	7
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012	CITI		1,600	13
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.860%)	06/20/2013	GSC		6,000	18
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.850%)	06/20/2013	RBS		1,000	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	BOA		1,100	37
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	JPM		1,900	63
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	CITI		1,600	98
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%	03/20/2013	LEH	EUR	1,500	38
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%)	03/20/2018	RBS		$500	(43)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP		15,500	(1,289)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.770%)	03/20/2018	DUB		4,000	81
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH		1,400	5
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%)	06/20/2016	UBS		2,700	(39)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%	08/20/2011	JPM		4,200	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH		25,700	435
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011	JPM		7,600	145
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011	LEH		11,700	225
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	LEH		5,300	106
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011	MSC		11,200	227
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012	BCLY		1,500	151
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012	GSC		2,300	93
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%)	06/20/2017	BOA		2,800	237
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.940%)	12/20/2014	BOA		6,000	85
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR		2,000	28
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012	MLP	EUR	1,600	6
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.180%)	03/20/2018	GSC		$4,600	(147)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(0.760%)	03/20/2018	BCLY		1,000	0
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011	MSC		1,700	18
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011	RBS		700	7
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009	RBC		2,000	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010	BEAR		700	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011	RBS		1,100	6
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS		17,200	16
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%)	06/20/2013	BNP		2,700	7
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017	MSC		1,100	18
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017	BCLY		900	17
Erac USA Finance Co. 6.375% due 10/15/2017	Buy	(0.800%)	12/20/2017	GSC		1,300	162
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015	MLP		2,300	89
Fannie Mae 5.500% due 06/09/2033	Buy	(0.780%)	03/20/2013	BNP		9,200	(64)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%)	06/20/2013	LEH		7,000	35
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%)	09/20/2013	JPM		4,000	14
Fannie Mae 5.500% due 06/09/2033	Buy	(0.560%)	09/20/2013	CSFB		9,900	40
Fannie Mae 5.500% due 06/09/2033	Buy	(0.540%)	09/20/2013	BNP		10,900	54
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.650%	12/20/2012	LEH		4,800	(1,182)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%	03/20/2009	JPM		10,600	(275)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%	03/20/2009	JPM		6,100	(154)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%	03/20/2009	CITI		1,800	(44)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI		2,000	(22)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012	BOA		1,700	(406)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012	UBS		1,900	(454)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	LEH		2,200	349
Freddie Mac 4.500% due 01/15/2014	Buy	(0.570%)	09/20/2013	JPM		16,200	58
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%)	09/20/2013	BNP		400	2
Freddie Mac 4.500% due 01/15/2014	Buy	(0.540%)	09/20/2013	BNP		8,700	43
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2009	BOA		300	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI		900	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB		600	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%	06/20/2009	UBS		2,800	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC		1,000	(5)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011	JPM		3,000	587
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012	WAC		1,400	(10)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%	03/20/2009	CITI		1,700	(66)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%	03/20/2009	BOA		1,700	(64)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%	03/20/2009	LEH		1,500	(49)
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%	03/20/2009	GSC		6,800	(219)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016	UBS		1,200	79
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%)	06/20/2018	JPM		5,700	(31)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.370%)	06/20/2018	CITI		3,800	7
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	BEAR		800	0
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%)	03/20/2012	RBS		2,900	8
HCP, Inc. 5.650% due 12/15/2013	Buy	(2.030%)	12/20/2013	MSC		8,000	166
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011	JPM		700	41
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.150%)	03/20/2018	BCLY		2,900	203
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.150%)	03/20/2016	BCLY		8,000	95
HRPT Properties Trust 5.750% due 11/01/2015	Buy	(1.960%)	12/20/2015	MSC		8,250	236
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.550%	06/20/2009	MLP		7,000	(38)
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012	GSC	EUR	1,800	(19)
International Lease Finance Corp. 5.300% due 05/01/2012	Buy	(1.620%)	06/20/2012	JPM		$8,000	493
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	BCLY		2,400	260
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.590%)	12/20/2013	MSC		8,000	448
International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%)	06/20/2017	CSFB		2,000	239
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010	DUB		2,600	45
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	GSC		500	(4)
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016	RBC		1,900	101
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%)	03/20/2018	BOA		5,200	113
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%)	03/20/2018	DUB		3,600	81
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB		200	5
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011	RBS		2,900	626
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012	GSC	EUR	1,800	14
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.600%)	06/20/2018	DUB		$8,000	355
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%)	06/20/2018	JPM		6,600	321
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012	MLP		700	25
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016	BEAR		800	6
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012	BOA		500	4
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009	BOA		700	12
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012	MSC		700	51
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%)	12/20/2016	CITI		30,000	950
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015	BEAR		2,200	11
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%)	03/20/2017	BOA		1,900	49
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012	MLP		2,100	116
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012	BEAR		1,000	57
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%)	06/20/2017	UBS		2,700	216
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015	LEH		2,200	24
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.540%)	06/20/2018	DUB		10,000	373
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS		2,200	218
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(1.350%)	12/20/2015	JPM		7,200	254
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC		3,000	6
Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	MSC		1,500	3
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	CSFB		5,000	12
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	MSC		2,700	6
Multiple Reference Entities of Gazprom	Sell	1.680%	04/20/2009	MSC		11,100	105
Multiple Reference Entities of Gazprom	Sell	1.710%	04/20/2009	MSC		2,200	21
Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012	MLP		1,500	(72)
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014	BEAR		800	35
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012	BOA		600	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012	BCLY		700	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012	MSC		2,300	24
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.540%)	06/20/2014	MSC		6,800	73
PPG Industries, Inc. 6.650% due 03/15/2018	Buy	(0.830%)	03/20/2018	CSFB		8,000	68
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012	MSC		2,000	26
Prologis 5.625% due 11/15/2015	Buy	(1.480%)	12/20/2015	BOA		8,000	266
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%)	06/20/2013	GSC		9,600	319
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.400%)	06/20/2013	DUB		6,400	216
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	DUB	EUR	1,500	29
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%	03/20/2013	BCLY		3,100	91
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008	GSC		$8,400	9
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%	01/20/2009	CSFB		5,000	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.460%	01/20/2009	MSC		6,000	0
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%)	09/20/2011	CITI		1,600	3
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012	GSC	EUR	1,300	52
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013	CSFB		$2,300	111
Simon Property Group LP 6.125% due 05/30/2018	Buy	(0.947%)	06/20/2018	DUB		8,000	165
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008	MLP		6,300	(62)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB		2,100	(33)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC		5,800	(59)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2009	CITI		300	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012	GSC		1,400	(186)
Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(0.640%)	03/20/2017	BCLY		3,300	295
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	GSC		99,700	(53)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%	03/20/2013	GSC		17,900	104
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%	03/20/2013	HSBC		11,600	98
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%)	03/20/2012	MLP		3,700	297
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012	RBS		2,100	41
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014	DUB		1,000	63
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	MSC		100	(2)
Tyco International Ltd. 7.000% due 12/15/2019	Buy	(1.120%)	12/20/2019	BOA		7,500	156
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC		5,800	(42)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012	DUB	EUR	1,800	50
Universal Health Services, Inc. 7.125% due 06/30/2016	Buy	(1.250%)	06/20/2016	BOA		$1,000	(8)
Valero Energy Corp. 6.125% due 06/15/2017	Buy	(1.120%)	06/20/2017	CITI		2,000	69
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011	MSC		700	5
Vivendi 6.625% due 04/04/2018	Buy	(1.500%)	06/20/2018	JPM		6,400	1
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008	DUB		7,400	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012	BCLY		1,000	52
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	BEAR		2,000	105
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017	LEH		2,900	228
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012	DUB	EUR	1,500	40
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012	GSC		1,500	86
Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011	LEH		$2,100	3
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%)	01/20/2009	MLP		2,700	3
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	BCLY		500	46

							$8,294

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	1.998%	06/20/2012	MLP		$19,100	$(1,260)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	DUB		600	(38)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%	06/20/2012	LEH		1,600	(100)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012	CITI		1,200	(23)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012	MLP		1,700	3
Dow Jones CDX N.A. HY8 Index	Sell	4.221%	06/20/2012	DUB		7,100	99
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BCLY		2,900	177
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC		58,300	3,551
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	LEH		16,400	984
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC		4,900	298
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	UBS		10,600	643
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	GSC		80,200	2,228
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	BOA		37,200	2,005
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	CSFB		100,000	3,158
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	DUB		7,800	380
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		191,500	7,241
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		14,500	29
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY		1,600	6
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB		63,300	132
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC		75,400	289
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC		5,100	21
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC		22,800	471
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC		4,500	95
Dow Jones iTraxx Europe 9 Index	Buy	(1.750%)	06/20/2018	DUB	EUR	43,100	875
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BCLY		13,100	1,109
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		4,400	375
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	HSBC		1,600	136
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		4,400	367
Home Equity Index AA Rating 2006-1	Sell	0.320%	07/25/2045	CSFB		$8,500	(626)
Home Equity Index AAA Rating 2006-1	Buy	(0.180%)	07/25/2045	BOA		196	(3)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	GSC		197	13
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	LEH		5,400	(12)

							$22,623

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	117,500	$(1,135)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		85,920	(817)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		17,400	(168)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		26,500	(243)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		79,300	(508)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		79,500	(157)
Receive	3-Month Canadian Bank Bill	4.000%	12/20/2010	MLP	CAD	30,000	(62)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN		7,800	(14)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		8,000	(11)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		7,600	(39)
Pay	3-Month Canadian Bank Bill	5.000%	06/15/2015	MLP		3,000	157
Pay	3-Month USD-LIBOR	5.000%	12/17/2009	DUB		$51,300	599
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		536,500	(3,908)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		216,600	511
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	JPM		22,800	(178)
Receive	3-Month USD-LIBOR	5.500%	12/16/2014	DUB		16,500	(154)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		232,300	3,744
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		74,600	1,395
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		12,400	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		12,000	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		10,100	(77)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		135,600	(458)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		22,000	(413)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		210,200	(566)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		108,100	(392)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		212,700	(712)
Receive	3-Month USD-LIBOR	5.000%	06/20/2022	BOA		13,000	(805)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(903)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		54,500	(832)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		2,000	(212)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		27,450	(853)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		107,950	(2,953)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,000	(228)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		15,000	(298)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		17,300	(362)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,700	(332)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,300	(170)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		6,800	(384)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		3,300	(199)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,100	(374)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,000	(59)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		18,700	(1,005)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC	AUD	94,000	(1,617)
Pay	6-Month Australian Bank Bill	6.000%	12/15/2010	CITI		60,000	(3,383)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		349,600	(755)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		123,400	(318)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	CITI		11,200	(147)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		106,000	(1,381)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		27,900	(1,410)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		26,600	(1,356)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		2,000	(35)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	DUB		40,200	(696)
Receive	6-Month Australian Bank Bill	6.000%	12/15/2015	CITI		34,200	3,670
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		15,800	1,314
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		12,300	1,031
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CSFB		6,500	229
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		22,000	798
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		78,200	2,707
Pay	6-Month Australian Bank Bill	7.000%	03/15/2019	DUB		11,100	56
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,100	47
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		37,700	351
Pay	6-Month EUR-LIBOR	4.473%	06/12/2009	GSC	EUR	56,200	(736)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC		1,400	(30)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	(1,035)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	(6,637)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		90,000	(2,090)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	(3,508)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(18)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		400	(32)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		46,700	(3,799)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		200	(16)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		500	(43)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(2,335)
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		160,500	6,974
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		17,100	(928)
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		147,300	(12,627)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		74,500	(5,437)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		46,100	(3,096)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		110,500	(8,319)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		33,300	(2,440)
Receive	6-Month EUR-LIBOR	4.000%	06/16/2014	CITI		1,120	122
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		16,300	(885)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		88,700	8,391
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		109,800	10,183
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		7,400	754
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		25,800	456
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		48,400	994
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		25,600	517
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		23,600	432
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	48
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		53,400	768
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		6,000	(599)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		8,900	(284)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		20,300	(600)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	4,430
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,800	9
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(7)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		1,600	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		4,000	18
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		2,600	155
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	2,100
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		7,800	519
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,400	(6)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	33,200	(900)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		33,200	763
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		25,000	(334)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		93,200	(170)
Pay	6-Month GBP-LIBOR	6.000%	09/17/2009	RBS		19,000	(178)
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		72,000	(2,268)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		49,900	(1,480)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		37,650	643
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		86,000	(4,920)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		300	(16)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,300	(2,042)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		25,000	(1,270)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	(2,028)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		900	(44)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		61,800	(5,546)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		28,100	(2,726)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		21,600	(1,928)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	(157)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	(734)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	(362)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		16,000	(1,594)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(1,168)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	(904)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		14,200	(865)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	83
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		13,100	(914)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		9,200	(81)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		6,600	419
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		6,100	323
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		6,000	347
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		23,700	1,576
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		12,400	289
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		22,000	(244)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		6,500	(189)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		11,700	999
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(354)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	DUB		1,000	(11)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		15,200	(332)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	BCLY	JPY	9,160,000	11
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC		10,200,000	(969)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		4,620,000	215
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		7,920,000	777
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		2,400,000	201
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		3,200,000	(711)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		740,000	(79)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		2,880,000	(322)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,060,000	(347)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,790,000	(465)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(1,484)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	350
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		180,000	(591)

							$(64,778)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/22/2008	1,500	$51	$24
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.500	08/22/2008	3,700	125	59
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	172	6	3
Call - CBOT U.S. Treasury 5-Year Note September Futures	124.000	08/22/2008	77	1	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	125.000	08/22/2008	6,010	109	49
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	5,275	96	43
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	3,320	60	55
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	124	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/22/2008	540	10	8
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.500	08/22/2008	294	5	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	4,651	84	70
Put - CBOT U.S. Treasury 30-Year Bond September Futures	90.000	08/22/2008	205	4	3
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	129	2	2
Put - CBOT U.S. Treasury 30-Year Bond September Futures	96.000	08/22/2008	178	3	3

				$558	$326

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$482
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$114,300	653	542
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		71,400	761	331
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	985
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		23,400	250	109
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		49,500	509	230
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	2,444
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	2,503
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		116,900	1,325	543
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	3,839
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		115,900	1,226	808
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	868
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	1,192

								$19,985	$14,876

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.150	07/09/2008	EUR	54,000	$4	$0
Put - OTC Euro versus U.S. dollar		1.190	07/09/2008		513,000	40	1
Put - OTC Euro versus U.S. dollar		1.415	07/09/2008		110,000	9	0
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	915
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	145
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	723
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	126
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	07/09/2008		$108,900	8	1
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	259
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	372

						$1,435	$2,542

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 07/01/2038	$106.000	07/07/2008	$14,700	$2	$0
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	107.000	09/04/2008	20,000	2	2
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	103.938	10/10/2008	80,700	9	9
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	118.500	08/15/2008	50,000	6	0
Call -OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	58,500	7	7
Call - OTC U.S. Treasury Note 4.875% due 08/15/2016	136.500	07/11/2008	100,000	12	0
Put - OTC Fannie Mae 5.500% due 09/01/2038	86.000	09/04/2008	39,000	4	2
Put - OTC Fannie Mae 6.000% due 07/01/2038	88.000	07/07/2008	66,000	8	0
Put - OTC Fannie Mae 6.500% due 09/01/2038	92.000	09/04/2008	12,400	1	0
Put - OTC Freddie Mac 5.500% due 07/01/2038	86.000	07/07/2008	15,500	2	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.000	09/15/2008	30,000	3	4
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	14,000	2	2
Put - OTC Ginnie Mae 6.500% due 08/01/2038	93.000	08/13/2008	13,000	2	0
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	117,000	14	2

				$74	$28

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	300	$173	$12
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	1,011	592	84

				$765	$96

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	9,200	$210	$255
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	416
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	407
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		38,000	575	1,290
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	496
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$35,000	514	472
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		3,600	79	54
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		13,700	344	191
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		13,300	435	260
Call -OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	849
Call -OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		7,800	257	153
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		16,500	545	323
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	2,112
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	2,655
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		340,700	8,173	5,534
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		39,000	1,312	763
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		38,600	1,182	885
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	789
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	1,102

								$21,179	$19,006

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.680	07/03/2008	$9,400	$49	$5
Call - OTC U.S. dollar versus Brazilian real		1.650	07/24/2008	10,700	54	55
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	17,900	129	169
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	12,000	108	95
Call - OTC U.S. dollar versus Japanese yen	JPY	104.000	03/17/2010	1,200	63	52
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	1,200	63	74

					$466	$450

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.552%	05/25/2037	03/26/2008	$1,171	$1,256	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,334	4,412	0.14%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	3,970	3,743	0.11%

				$9,475	$9,411	0.29%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	02/13/2017	$44,000	$44,252	$45,901
Fannie Mae	5.500%	07/01/2038	43,000	42,254	42,389
Fannie Mae	6.000%	06/01/2038	60,000	60,698	60,628
Fannie Mae	6.000%	07/01/2038	158,000	158,982	159,407
Fannie Mae	6.500%	07/01/2038	99,400	101,847	102,335
Freddie Mac	6.000%	07/01/2038	1,700	1,711	1,717
U.S. Treasury Bonds	5.000%	05/15/2037	10,500	10,822	11,408
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,190	2,313
U.S. Treasury Notes	2.500%	03/31/2013	6,000	5,692	5,839
U.S. Treasury Notes	3.000%	02/15/2009	100	100	102
U.S. Treasury Notes	3.125%	04/30/2013	7,733	7,535	7,727
U.S. Treasury Notes	3.250%	12/31/2009	80,700	81,197	81,866
U.S. Treasury Notes	3.375%	06/30/2013	161,500	160,894	162,287
U.S. Treasury Notes	3.500%	02/15/2018	6,740	6,390	6,595
U.S. Treasury Notes	3.875%	05/15/2018	31,000	30,031	30,993
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,705	5,728
U.S. Treasury Notes	4.250%	08/15/2013	58,500	60,938	62,109
U.S. Treasury Notes	4.250%	11/15/2013	58,850	61,550	61,863
U.S. Treasury Notes	4.250%	11/15/2014	2,000	2,068	2,103
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,481	2,549
U.S. Treasury Notes	4.500%	02/15/2016	48,000	49,775	51,488
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,537	16,146
U.S. Treasury Notes	4.625%	11/15/2016	65,600	67,668	69,784
U.S. Treasury Notes	4.625%	02/15/2017	42,400	43,914	45,553
U.S. Treasury Notes	4.875%	08/15/2016	239,100	253,002	259,071
U.S. Treasury Notes	5.125%	05/15/2016	11,800	12,878	12,978

				$1,290,111	$1,310,879

(3)	Market value includes $10,990 of interest payable on short sales.

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	38,915	04/2009	$0	$(106)	$(106)
Sell	AUD	52,371	07/2008	0	(366)	(366)
Buy		3,812	08/2008	13	0	13
Buy	BRL	158,998	07/2008	13,532	0	13,532
Sell		158,998	07/2008	0	(8,319)	(8,319)
Buy		73,399	12/2008	3,407	0	3,407
Sell		42,834	12/2008	0	(2,214)	(2,214)
Buy	CAD	16,984	08/2008	0	(137)	(137)
Sell		18,500	08/2008	174	0	174
Buy	CLP	479,200	12/2008	0	(86)	(86)
Buy	CNY	218,904	07/2008	1,802	0	1,802
Sell		218,904	07/2008	0	(1,645)	(1,645)
Buy		58,031	11/2008	142	0	142
Buy		353,779	05/2009	496	(17)	479
Buy		57,554	05/2010	0	(95)	(95)
Sell	DKK	13,791	09/2008	0	(53)	(53)
Buy	EUR	766,216	07/2008	12,342	0	12,342
Sell		5,021	07/2008	0	(115)	(115)
Buy	GBP	78,446	08/2008	879	(1)	878
Buy	INR	260,245	08/2008	0	(552)	(552)
Buy		625,590	11/2008	0	(1,224)	(1,224)
Buy	JPY	195,319,975	07/2008	30,381	0	30,381
Sell		104,200,314	07/2008	10,597	(235)	10,362
Sell		102,484,000	08/2008	639	0	639
Buy	KRW	16,032,183	08/2008	0	(1,250)	(1,250)
Sell		9,093,559	08/2008	624	(2)	622
Buy	MXN	12,202	07/2008	79	0	79
Sell		12,202	07/2008	0	(73)	(73)
Buy		2,628	11/2008	2	0	2
Buy	MYR	183,329	11/2008	0	(2,595)	(2,595)
Sell	NZD	20,792	07/2008	0	(98)	(98)
Buy	PHP	323,190	08/2008	0	(209)	(209)
Buy	PLN	390	07/2008	41	0	41
Sell		390	07/2008	0	(6)	(6)
Buy		390	05/2009	5	0	5
Buy	RUB	332,538	07/2008	1,039	0	1,039
Sell		332,538	07/2008	0	(162)	(162)
Buy		173,136	11/2008	386	0	386
Sell		41,042	11/2008	0	(73)	(73)
Buy		332,538	05/2009	265	0	265
Buy	SAR	32,653	04/2009	0	(89)	(89)
Buy	SEK	156,130	09/2008	115	0	115
Buy	SGD	12,164	08/2008	393	0	393
Sell		8,391	08/2008	0	(122)	(122)
Buy		17,487	11/2008	330	0	330
Buy	TWD	93,504	09/2008	0	(15)	(15)
Buy	ZAR	8,983	07/2008	0	(50)	(50)
Sell		8,983	07/2008	0	(33)	(33)
Buy		8,983	12/2008	32	0	32

				$77,715	$(19,942)	$57,773

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$2	$5,191,792	$105,124	$5,296,918
Other Financial Instruments++	(23,556)	(1,291,586)	(3,943)	(1,319,085)

Total	$(23,554)	$3,900,206	$101,181	$3,977,833

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$50,254	$77,354	$45	$(27)	$(22,502)	$105,124
Other Financial Instruments++	(789)	0	0	(3,213)	59	(3,943)

Total	$49,465	$77,354	$45	$(3,240)	$(22,443)	$101,181

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.580% due 12/31/2049	JPY	500,000	$4,734
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,907

Total Aruba (Cost $6,108)			6,641

AUSTRALIA 2.5%
Medallion Trust
2.768% due 05/25/2035		$2,967	2,808
National Australia Bank Ltd.
2.999% due 06/19/2017		500	459
3.031% due 06/29/2016		5,600	5,266
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,072
Puma Finance Ltd.
2.748% due 02/21/2038		$5,036	4,796
7.820% due 08/22/2037	AUD	5,290	4,964
8.073% due 07/12/2036		2,528	2,391
Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	27,820
Seven Media Group
10.447% due 02/07/2013		6,286	5,604
10.510% due 02/07/2013		1,524	1,359
Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		12,610	11,767

Total Australia (Cost $67,738)			70,306

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	20,119

Total Austria (Cost $13,655)			20,119

BELGIUM 0.4%
Belgium Government Bond
7.500% due 07/29/2008	EUR	6,100	9,623

Total Belgium (Cost $5,516)			9,623

CANADA 3.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	18,047
Canada Housing Trust No. 1
3.950% due 06/15/2013		15,000	14,724
4.550% due 12/15/2012		33,200	33,397
Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,238
Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,578
Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,958
5.750% due 12/01/2036		2,600	2,906
Rogers Communications, Inc.
7.625% due 12/15/2011		1,950	2,035
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,928

Total Canada (Cost $96,316)			95,811

CAYMAN ISLANDS 1.9%
Foundation Re II Ltd.
9.445% due 11/26/2010		$1,650	1,663
Green Valley Ltd.
8.342% due 01/10/2011	EUR	2,400	3,790
Longpoint Re Ltd.
8.064% due 05/08/2010		$2,900	2,900
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,775
1.466% due 12/31/2049		300,000	2,854
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$4,300	4,309
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	9,297
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,000
Mystic Re Ltd.
8.982% due 12/05/2008		$750	734
Pylon Ltd.
8.860% due 12/29/2008	EUR	1,350	2,125
Residential Reinsurance 2007 Ltd.
10.432% due 06/07/2010		$6,300	6,319
SHL Corp. Ltd.
1.626% due 12/25/2024	JPY	4,392	41
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,103
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,816
Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,883

Total Cayman Islands (Cost $54,852)			53,609

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	760	162
Nykredit Realkredit A/S
4.000% due 01/01/2010		2,000	412
5.000% due 10/01/2038		11,996	2,332
6.000% due 10/01/2029		1,366	286
Realkredit Danmark A/S
5.000% due 10/01/2038		97,958	18,679

Total Denmark (Cost $19,560)			21,871

FRANCE 3.7%
AXA S.A.
3.750% due 01/01/2017	EUR	828	1,575
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	8,415
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,713
CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	8,142
Credit Agricole S.A.
2.646% due 05/28/2009		$2,700	2,689
6.637% due 05/29/2049		6,400	5,343
France Government Bond
4.000% due 04/25/2009	EUR	5,185	8,118
4.000% due 10/25/2014		11,200	16,908
4.000% due 10/25/2038		4,400	5,863
4.000% due 04/25/2055		1,100	1,433
4.750% due 04/25/2035		1,000	1,515
5.750% due 10/25/2032		11,100	19,216
6.000% due 10/25/2025		3,400	5,946
Societe Generale
5.922% due 12/31/2049		$2,000	1,704
Vivendi
5.750% due 04/04/2013		7,000	6,928

Total France (Cost $102,973)			102,508

GERMANY 13.8%
Deutsche Bank AG
4.875% due 05/20/2013		$6,100	6,010
5.375% due 10/12/2012		6,200	6,300
6.000% due 09/01/2017		5,700	5,773
Republic of Germany
3.750% due 01/04/2017	EUR	11,300	16,708
4.000% due 01/04/2037		3,900	5,314
4.250% due 07/04/2039		6,600	9,372
4.750% due 07/04/2034		7,300	11,184
5.500% due 01/04/2031		26,450	44,561
5.625% due 01/04/2028		26,770	45,546
6.250% due 01/04/2024		25,400	45,728
6.250% due 01/04/2030		5,512	10,125
6.500% due 07/04/2027		95,560	178,733

Total Germany (Cost $382,556)			385,354

ICELAND 0.2%
Glitnir Banki HF
3.204% due 01/18/2012		$3,700	2,868
Landsbanki Islands HF
3.338% due 08/25/2009		2,400	2,246

Total Iceland (Cost $6,118)			5,114

IRELAND 1.3%
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	3,186
Celtic Residential Irish Mortgage Securitisation
4.702% due 06/13/2035		1,299	1,956
Immeo Residential Finance PLC
5.118% due 12/15/2016		4,277	6,140
Ireland Government Bond
4.400% due 06/18/2019		11,300	16,795
Osiris Capital PLC
7.713% due 01/15/2010		$1,000	1,008
SC Germany Auto
4.545% due 08/11/2015	EUR	4,042	6,282

Total Ireland (Cost $34,911)			35,367

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
4.250% due 02/01/2015	EUR	1,800	2,714
5.500% due 11/01/2010		1,700	2,707

Total Italy (Cost $5,411)			5,421

JAPAN 27.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	435
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,195
Japan Government Bond
0.900% due 12/20/2012	JPY	3,420,000	31,917
1.100% due 09/20/2012		12,630,000	119,131
1.200% due 03/20/2012		5,690,000	53,940
1.500% due 12/20/2017		3,610,000	33,842
1.800% due 06/20/2017		12,060,000	116,251
2.300% due 06/20/2035		7,380,000	68,102
2.400% due 03/20/2034		2,470,000	23,295
2.500% due 09/20/2035		3,150,000	30,288
2.500% due 09/20/2036		4,840,000	46,388
2.500% due 09/20/2037		1,940,000	18,632
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,089,720	10,173
1.000% due 06/10/2016		3,498,060	32,873
1.100% due 12/10/2016		6,104,320	57,712
1.200% due 03/10/2017		50,350	479
1.200% due 06/10/2017		10,231,320	96,925
1.200% due 12/10/2017		120,600	1,140
1.400% due 06/10/2018		990,000	9,507
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,915
Sumitomo Mitsui Banking Corp.
1.726% due 12/31/2049	JPY	100,000	945
1.764% due 12/31/2049		400,000	3,776
1.844% due 12/01/2049		600,000	5,687
5.625% due 07/29/2049		$1,300	1,169

Total Japan (Cost $752,044)			774,717

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.779% due 12/10/2037	EUR	1,373	2,114
Lloyds TSB Capital
7.375% due 12/29/2049		500	774

Total Jersey, Channel Islands (Cost $1,774)			2,888

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,726

Total Liberia (Cost $1,757)			1,726

LUXEMBOURG 0.7%
Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,161
Tyco Electronics Group S.A.
6.550% due 10/01/2017		13,000	13,152
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		900	899

Total Luxembourg (Cost $18,432)			18,212

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,948

Total Mexico (Cost $3,200)			2,948

NETHERLANDS 1.7%
Delphinus BV
5.109% due 04/25/2093	EUR	1,500	2,347
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,900	2,190
Dutch Mortgage Portfolio Loans BV
5.109% due 11/20/2035	EUR	883	1,366
Dutch Mortgage-Backed Securities BV
5.007% due 10/02/2079		2,333	3,647
Generali Finance BV
5.479% due 02/28/2049		2,300	3,148
Holland Euro-Denominated Mortgage-Backed Series
5.044% due 04/18/2012		553	869
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,732
Rabobank Nederland NV
3.119% due 05/19/2010		$26,900	26,868
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		4,400	4,401

Total Netherlands (Cost $46,364)			48,568

NETHERLANDS ANTILLES 0.1%
BTMU Curacao Holdings
1.020% due 12/31/2049	JPY	200,000	$1,891

Total Netherlands Antilles (Cost $1,703)			1,891

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,055

Total New Zealand (Cost $1,233)			2,055

NORWAY 0.3%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	9,496

Total Norway (Cost $9,386)			9,496

RUSSIA 0.5%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	984
7.343% due 04/11/2013		$3,100	3,185
8.146% due 04/11/2018		3,700	3,843
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,733	4,695
VTB Capital S.A.
6.875% due 12/11/2008		1,400	1,420

Total Russia (Cost $13,773)			14,127

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,367

Total South Korea (Cost $6,465)			6,367

SPAIN 0.6%
Bankinter S.A.
5.000% due 05/14/2010	EUR	4,500	6,973
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,490
Spain Government Bond
4.200% due 07/30/2013	EUR	600	918
4.200% due 01/31/2037		2,300	3,107

Total Spain (Cost $17,535)			17,488

SUPRANATIONAL 0.0%
European Investment Bank
6.250% due 04/15/2014	GBP	500	1,018

Total Supranational (Cost $1,055)			1,018

SWITZERLAND 2.2%
Credit Suisse New York, Inc.
5.000% due 05/15/2013		$23,800	23,196
UBS AG
3.704% due 05/05/2010		16,200	16,145
3.729% due 06/19/2010		10,400	10,377
5.875% due 12/20/2017		6,000	5,855
7.152% due 12/29/2049	EUR	4,100	5,699

Total Switzerland (Cost $62,372)			61,272

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,001

Total Tunisia (Cost $5,566)			6,001

UNITED KINGDOM 5.2%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	17,016
Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,322
7.434% due 09/29/2049		3,300	3,103
7.700% due 04/29/2049		5,500	5,624
Bauhaus Securities Ltd.
5.168% due 10/30/2052	EUR	1,384	2,133
HBOS PLC
5.920% due 09/29/2049		$14,000	9,992
6.750% due 05/21/2018		7,100	6,809
HSBC Holdings PLC
6.500% due 05/02/2036		12,400	11,579
National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,775
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	5,858
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,396
United Kingdom Gilt
4.500% due 12/07/2042	GBP	11,000	21,415
5.000% due 03/07/2012		2,050	4,061
8.000% due 09/27/2013		14,100	31,587

Total United Kingdom (Cost $149,228)			144,670

UNITED STATES 84.2%
Asset-Backed Securities 4.1%
AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		$3,327	3,327
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		9	8
Amresco Residential Securities Mortgage Loan Trust
3.422% due 06/25/2029		221	216
BA Credit Card Trust
3.671% due 12/16/2013		8,000	8,125
Bear Stearns Asset-Backed Securities Trust
2.882% due 10/27/2032		162	147
3.142% due 10/25/2032		95	83
Chase Issuance Trust
2.481% due 02/15/2011		5,000	4,993
2.491% due 03/15/2013		5,000	4,924
Citibank Omni Master Trust
3.597% due 03/20/2013		16,600	16,600
Citicorp Residential Mortgage Securities, Inc.
2.572% due 03/25/2037		5,073	4,959
Countrywide Asset-Backed Certificates
2.582% due 09/25/2047		8,902	8,699
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		85	78
First Alliance Mortgage Loan Trust
2.712% due 12/20/2027		16	12
Ford Credit Auto Owner Trust
2.776% due 06/15/2009		19,545	19,546
3.371% due 01/15/2011		14,100	14,143
3.891% due 06/15/2012		9,500	9,598
Mesa Trust Asset-Backed Certificates
2.882% due 12/25/2031		374	370
Residential Asset Securities Corp.
2.982% due 07/25/2032		255	222
SLM Student Loan Trust
2.910% due 10/27/2014		3,156	3,146
2.982% due 10/25/2017 (a)		8,800	8,795
3.800% due 12/15/2038		3,000	2,978
Wells Fargo Home Equity Trust
2.712% due 10/25/2035		3,222	3,106

			114,075

Bank Loan Obligations 1.1%
Daimler Finance North America LLC
6.780% due 08/03/2012		18,361	15,208
Ford Motor Co.
5.480% due 12/15/2013		2,167	1,754
Georgia-Pacific Corp.
4.399% due 12/20/2012		476	451
4.446% due 12/20/2012		4,048	3,828
4.551% due 12/20/2012		364	344
HCA, Inc.
5.051% due 11/18/2013		4,740	4,458
Metro-Goldwyn-Mayer, Inc.
3.191% due 10/03/2011		100	82
3.805% due 10/03/2011		80	66
MGM Mirage
3.154% due 10/03/2011		120	109
3.409% due 10/03/2011		200	182
3.664% due 10/03/2011		200	182
3.671% due 10/03/2011		300	272
NRG Energy, Inc.
4.196% due 02/01/2013		945	903
Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014		2,649	2,456
6.478% due 10/10/2014		343	318

			30,613

Commodity Index-linked Notes 0.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		7,000	6,952

Corporate Bonds & Notes 30.2%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,407
Allstate Life Global Funding II
3.328% due 05/21/2010		19,300	19,187
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,686
American Express Bank FSB
2.542% due 04/26/2010		13,300	13,101
2.625% due 06/12/2012		3,400	3,168
5.500% due 04/16/2013		5,700	5,581
American Express Co.
7.000% due 03/19/2018		13,900	14,115
American Express Credit Corp.
3.882% due 05/27/2010		200	199
5.875% due 05/02/2013		4,500	4,480
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	6,501
5.850% due 01/16/2018		$6,400	6,015
8.000% due 05/22/2038	EUR	15,600	24,250
8.175% due 05/15/2058		$14,900	14,075
Amgen, Inc.
2.726% due 11/28/2008		1,350	1,346
Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,681
AT&T, Inc.
2.888% due 11/14/2008		500	500
5.500% due 02/01/2018		16,200	15,743
6.300% due 01/15/2038		11,100	10,544
AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,998
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,704
Bank of America Corp.
2.904% due 11/06/2009		7,500	7,433
4.750% due 05/23/2017	EUR	12,700	18,202
8.125% due 12/29/2049		$12,600	11,926
Bank of America N.A.
3.316% due 05/12/2010		5,400	5,379
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		12,000	12,493
7.250% due 02/01/2018		5,000	5,234
BellSouth Corp.
5.200% due 09/15/2014		3,000	2,962
Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,868
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,064
Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,971
Charter One Bank N.A.
2.957% due 04/24/2009		13,550	13,514
CIT Group, Inc.
2.839% due 08/17/2009		7,800	7,102
Citigroup Capital XXI
8.300% due 12/21/2057		18,600	17,642
Citigroup Funding, Inc.
3.820% due 05/07/2010		7,200	7,147
Citigroup, Inc.
5.500% due 04/11/2013		10,200	9,969
6.000% due 08/15/2017		7,000	6,698
6.125% due 05/15/2018		21,000	20,162
8.400% due 04/29/2049		3,500	3,332
CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,886
6.000% due 08/15/2011		3,600	3,619
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,048
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		5,000	5,033
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,488
CSX Corp.
6.750% due 03/15/2011		2,500	2,593
CVS Caremark Corp.
5.750% due 08/15/2011		900	923
Daimler Finance North America LLC
3.138% due 03/13/2009		6,600	6,581
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,500	1,531
Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,936
Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	2,784
EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		400	387
7.000% due 10/01/2013		300	287
Exelon Corp.
6.750% due 05/01/2011		900	925
Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		1,100	1,112
GATX Financial Corp.
5.125% due 04/15/2010		500	500
General Electric Capital Corp.
2.826% due 12/12/2008		3,100	3,096
3.558% due 05/22/2013		7,100	7,064
4.625% due 09/15/2066	EUR	700	927
5.875% due 01/14/2038		$2,000	1,821
6.375% due 11/15/2067		7,900	7,492
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	4,665
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,202
GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,042
Goldman Sachs Group, Inc.
3.251% due 03/22/2016		$2,900	2,597
5.375% due 02/15/2013	EUR	2,000	2,995
6.150% due 04/01/2018		$4,500	4,380
6.250% due 09/01/2017		700	694
6.750% due 10/01/2037		3,300	3,031
HCP, Inc.
5.650% due 12/15/2013		6,000	5,498
5.950% due 09/15/2011		1,000	972
Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,844
Humana, Inc.
6.300% due 08/01/2018		6,300	5,862
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,598
5.400% due 02/15/2012		2,700	2,426
6.625% due 11/15/2013		7,000	6,300
International Paper Co.
7.950% due 06/15/2018		3,000	2,992
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		4,670	4,795
JPMorgan Chase & Co.
2.498% due 05/07/2010		8,900	8,825
6.000% due 01/15/2018		10,000	9,773
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	3,298
6.000% due 10/01/2017		$7,400	7,211
JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,172
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,584
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,932
6.950% due 01/15/2038		9,000	8,972
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		15,400	14,273
5.625% due 01/24/2013		6,800	6,445
6.875% due 05/02/2018		7,000	6,798
Lennar Corp.
5.950% due 10/17/2011		900	756
Loews Corp.
5.250% due 03/15/2016		1,200	1,164
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		900	882
Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,100
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,187
Masco Corp.
5.875% due 07/15/2012		1,000	956
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		3,800	3,680
2.901% due 03/23/2010		5,600	5,254
4.966% due 05/12/2010		22,200	21,859
6.875% due 04/25/2018		14,900	14,225
Metropolitan Life Global Funding I
5.125% due 04/10/2013		4,300	4,240
Morgan Stanley
2.820% due 05/07/2009		6,400	6,302
3.193% due 10/15/2015		5,100	4,477
4.778% due 05/14/2010		10,000	9,967
6.000% due 04/28/2015		42,500	40,750
6.250% due 08/28/2017		1,300	1,216
6.625% due 04/01/2018		12,100	11,501
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	2,028
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		6,400	6,397
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,926
NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,946
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,125
6.400% due 03/15/2018		4,000	3,873
Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	980
Pricoa Global Funding I
3.473% due 06/04/2010		28,300	28,285
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,000	5,007
Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	6,637
Qwest Communications International, Inc.
6.176% due 02/15/2009		200	200
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,358
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,152
Reynolds American, Inc.
3.476% due 06/15/2011		800	760
6.750% due 06/15/2017		700	701
Ryder System, Inc.
3.500% due 03/15/2009		900	899
Sealed Air Corp.
5.625% due 07/15/2013		6,900	6,677
Simon Property Group LP
5.250% due 12/01/2016		7,000	6,450
5.625% due 08/15/2014		3,000	2,908
SLM Corp.
8.450% due 06/15/2018		7,000	6,733
Southwest Airlines Co.
6.500% due 03/01/2012		500	488
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,881
Sprint Capital Corp.
8.750% due 03/15/2032		800	764
SUPERVALU, Inc.
7.500% due 11/15/2014		400	402
Time Warner, Inc.
2.915% due 11/13/2009		3,400	3,305
Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,927
U.S. Bancorp
2.512% due 04/28/2009		8,200	8,190
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,798
UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	14,266
6.875% due 02/15/2038		1,800	1,711
Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,991
6.400% due 02/15/2038		15,000	14,038
Viacom, Inc.
5.750% due 04/30/2011		6,100	6,120
6.250% due 04/30/2016		6,500	6,293
WEA Finance LLC
7.125% due 04/15/2018		7,000	7,195
Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,430
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	7,167
Xerox Corp.
9.750% due 01/15/2009		2,600	2,677

			842,207

Mortgage-Backed Securities 9.5%
Adjustable Rate Mortgage Trust
5.141% due 09/25/2035		723	691
American Home Mortgage Assets Trust
2.712% due 09/25/2046		774	419
4.448% due 11/25/2046		4,271	3,157
Banc of America Funding Corp.
6.141% due 01/20/2047		938	763
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,467	4,312
BCAP LLC Trust
2.652% due 01/25/2037		11,247	7,202
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		14,910	14,260
4.415% due 05/25/2034		1,586	1,495
4.476% due 02/25/2034		153	149
4.550% due 08/25/2035		11,452	11,022
4.629% due 05/25/2034		786	752
4.641% due 10/25/2033		959	922
Bear Stearns Alt-A Trust
5.500% due 08/25/2036		1,600	904
5.701% due 09/25/2035		4,968	4,100
5.784% due 11/25/2036		6,899	5,594
5.916% due 02/25/2036		8,577	6,613
5.920% due 11/25/2036		1,632	1,173
6.250% due 08/25/2036		4,941	3,859
Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038		500	449
5.700% due 06/11/2050		6,100	5,757
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		10,278	10,188
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		3,500	3,311
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		3,665	3,464
4.748% due 08/25/2035		3,763	3,588
4.900% due 10/25/2035		14,600	14,183
4.900% due 12/25/2035		673	640
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		12,800	11,858
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	2,940
Countrywide Alternative Loan Trust
2.652% due 01/25/2037		1,600	938
2.712% due 08/25/2046		654	370
2.832% due 05/25/2037		1,502	1,033
5.250% due 06/25/2035		1,026	888
6.000% due 01/25/2037		3,770	3,022
6.250% due 08/25/2037		1,131	851
Countrywide Home Loan Mortgage Pass-Through Trust
2.802% due 03/25/2035		57	44
4.799% due 11/25/2034		1,400	1,346
5.454% due 02/25/2047		1,415	1,053
5.607% due 08/25/2034		376	313
5.650% due 03/25/2037		1,360	1,003
CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033		656	640
4.938% due 12/15/2040		394	395
5.097% due 07/25/2033		134	126
5.550% due 05/25/2032		59	59
Downey Savings & Loan Association Mortgage Loan Trust
2.802% due 07/19/2045		576	359
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033		922	900
4.464% due 07/25/2033		186	182
5.368% due 08/25/2035		671	642
GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045		3,300	3,207
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034		155	125
5.500% due 09/25/2034		2,758	2,727
Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045		377	301
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		168	160
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,100	3,829
GSR Mortgage Loan Trust
4.510% due 03/25/2033		1,083	1,036
4.539% due 09/25/2035		1,889	1,833
Harborview Mortgage Loan Trust
2.672% due 01/19/2038		2,883	2,065
5.145% due 07/19/2035		289	267
5.172% due 05/19/2033		1,418	1,369
Homebanc Mortgage Trust
5.913% due 04/25/2037		1,600	954
Impac CMB Trust
3.392% due 07/25/2033		165	148
Indymac INDA Mortgage Loan Trust
5.936% due 08/25/2036		1,600	1,254
Indymac INDB Mortgage Loan Trust
2.782% due 11/25/2035		810	581
Indymac Index Mortgage Loan Trust
2.672% due 04/25/2037		462	252
2.732% due 02/25/2037		1,100	431
2.782% due 06/25/2037		1,384	802
5.044% due 12/25/2034		363	315
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		2,301	2,050
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		4,000	3,796
6.465% due 11/15/2035		10,100	10,386
JPMorgan Mortgage Trust
4.386% due 11/25/2033		970	951
5.020% due 02/25/2035		2,374	2,242
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		393	395
MASTR Adjustable Rate Mortgages Trust
2.782% due 05/25/2047		1,700	843
4.133% due 07/25/2034		1,324	1,276
MASTR Alternative Loans Trust
2.882% due 03/25/2036		952	678
MASTR Asset Securitization Trust
5.500% due 11/25/2017		683	669
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		2,700	2,507
5.414% due 07/12/2046		7,200	6,843
6.156% due 08/12/2049		6,000	5,808
Merrill Lynch Mortgage Investors, Inc.
2.732% due 08/25/2036		672	427
6.239% due 02/25/2033		510	502
MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025		448	338
4.430% due 10/25/2035		7,097	6,726
Morgan Stanley Capital I
5.544% due 11/12/2049		1,200	1,081
5.692% due 04/15/2049		1,100	1,040
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		7,574	5,432
2.682% due 12/25/2046		1,400	549
2.752% due 05/25/2046		1,200	445
2.788% due 09/25/2046		2,000	822
Residential Asset Securitization Trust
5.750% due 02/25/2036		897	753
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		697	611
6.500% due 03/25/2032		288	282
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030		2,300	2,261
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		668	594
4.590% due 04/25/2034		888	848
5.246% due 05/25/2036		1,600	1,390
5.431% due 09/25/2036		1,600	1,318
Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046		1,571	1,125
2.732% due 09/25/2047		418	234
2.742% due 05/25/2046		875	496
2.782% due 08/25/2036		1,800	934
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045		1,064	817
2.792% due 01/25/2045		1,270	985
3.022% due 12/25/2027		3,936	3,595
4.268% due 01/25/2047		2,126	1,612
4.278% due 06/25/2047		917	514
4.361% due 02/27/2034		1,221	1,135
4.561% due 06/25/2033		337	328
4.990% due 05/25/2041		23	21
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.732% due 07/25/2046		201	113
4.288% due 04/25/2047		944	536
4.298% due 04/25/2047		1,346	771
4.368% due 05/25/2047		886	521
4.468% due 07/25/2046		1,504	1,064
Wells Fargo Mortgage-Backed Securities Trust
4.622% due 06/25/2035		14,933	14,683
4.950% due 03/25/2036		11,255	10,846
5.773% due 04/25/2036		1,173	939

			264,717

Municipal Bonds & Notes 1.4%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		10,600	9,862
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		4,100	4,066
5.000% due 06/01/2037		1,000	982
5.000% due 11/01/2037		700	687
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		830	733
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,068
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,200	1,024
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	822
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,435	1,444
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	22
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		3,105	3,266
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,605	1,477
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	202
Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	532
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		600	552
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2014		300	305
5.500% due 06/01/2017		600	621
New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013		1,555	1,557
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		1,980	136
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025		8,300	3,367
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,110	5,458

			38,183

	Shares
Preferred Stocks 0.2%
DG Funding Trust
5.041% due 12/31/2049		640	6,386

	Principal Amount (000s)
U.S. Government Agencies 34.1%
Fannie Mae
2.602% due 03/25/2034		$226	219
4.205% due 11/01/2034 (e)		7,711	7,857
4.940% due 12/01/2034 (e)		1,568	1,578
5.000% due 11/25/2032		5,703	5,351
5.000% due 08/01/2035 - 03/01/2036 (e)		24,623	23,689
5.200% due 11/01/2015		16,846	16,796
5.270% due 12/01/2015		3,436	3,434
5.310% due 12/01/2010		21,911	22,263
5.370% due 12/01/2015		2,664	2,677
5.425% due 01/01/2016		2,913	2,934
5.500% due 01/01/2023 - 05/01/2048		36,694	36,050
5.500% due 11/01/2028 - 01/01/2038 (e)		375,554	371,045
5.672% due 04/01/2032 (e)		111	112
5.825% due 01/01/2023		59	60
6.000% due 01/01/2029 - 07/25/2044		15,630	15,841
6.000% due 07/01/2034 - 05/01/2038 (e)		152,927	154,577
6.300% due 08/01/2023 (e)		168	171
6.500% due 02/01/2026 - 07/01/2038		49,289	50,761
6.500% due 12/01/2028 - 07/01/2037 (e)		11,047	11,407
6.915% due 11/01/2022		18	18
7.000% due 08/01/2036		2,610	2,711
7.149% due 12/01/2030		24	25
Freddie Mac
2.701% due 02/15/2019		16,091	15,776
2.821% due 12/15/2030		915	904
4.343% due 09/01/2035 (e)		621	621
4.500% due 09/01/2013 - 01/15/2016		1,588	1,587
4.994% due 10/25/2044		6,707	6,526
5.000% due 03/15/2016 - 08/15/2035		9,799	9,091
5.500% due 07/01/2038		19,000	18,718
6.000% due 12/01/2033 (e)		2,342	2,351
7.000% due 08/01/2036		725	753
7.141% due 06/01/2022 (e)		282	284
9.050% due 06/15/2019		4	4
Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030		266	267
5.625% due 07/20/2022 - 08/20/2027		604	610
6.000% due 08/20/2034 - 07/01/2038		34,777	35,355
6.375% due 05/20/2022 - 05/20/2030		1,157	1,179
6.500% due 07/01/2038		109,000	112,594
Small Business Administration
5.980% due 05/01/2022		4,501	4,659
6.344% due 08/01/2011		582	596
6.640% due 02/01/2011		288	296
Tennessee Valley Authority
5.880% due 04/01/2036		8,145	8,826
5.980% due 04/01/2036		1,855	2,008

			952,581

U.S. Treasury Obligations 3.3%
U.S. Treasury Notes
3.500% due 02/15/2018		4,700	4,531
4.625% due 02/15/2017		84,000	88,528
			93,059

Total United States (Cost $2,383,320)			2,348,773

SHORT-TERM INSTRUMENTS 9.4%
Certificates of Deposit 1.6%
Unicredito Italiano NY
3.071% due 05/15/2009		29,100	29,100
3.071% due 05/18/2009		14,300	14,290

			43,390

Commercial Paper 4.3%
Citibank N.A.
3.570% due 08/19/2008		14,600	14,529
3.580% due 10/23/2008		18,000	17,833
Federal Home Loan Bank
2.000% due 07/01/2008		12,000	12,000
Nordea N.A., Inc.
2.770% due 09/29/2008		29,250	29,039
San Paolo U.S. Financial Co.
2.920% due 10/20/2008		48,143	47,708

			121,109

Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		2,624	2,624

(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 03/30/2009 valued at $2,679. Repurchase proceeds are $2,624.)
U.S. Treasury Bills 3.4%
1.819% due 08/28/2008 - 09/25/2008 (b)(c)(d)(f)		95,655	95,093

Total Short-Term Instruments (Cost $262,381)			262,216

PURCHASED OPTIONS (h) 0.6% (Cost $18,972)			16,021
Total Investments 163.2% (Cost $4,552,274)			$4,552,198
Written Options (i) (0.6%) (Premiums $19,316)			(16,679)
Other Assets and Liabilities (Net) (62.6%)			(1,745,843)

Net Assets 100.0%			$2,789,676

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $91,956 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $375,634 at a weighted average interest rate of 2.431%. On June 30, 2008, securities valued at $559,023 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $204 and cash of $29,259 have been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers' Acceptance December Futures	Short	12/2008	619	$876
3-Month Canadian Bankers' Acceptance September Futures	Short	09/2008	46	60
90-Day Euribor December Futures	Long	12/2008	239	(235)
90-Day Euribor December Futures Put Options Strike @ EUR 93.250	Long	12/2008	57	0
90-Day Euribor June Futures	Long	06/2009	167	5
90-Day Euribor March Futures	Long	03/2009	432	(151)
90-Day Euribor September Futures	Short	09/2008	712	12
90-Day Eurodollar December Futures	Long	12/2008	1,441	(35)
90-Day Eurodollar December Futures	Long	12/2009	5,806	(11,519)
90-Day Eurodollar June Futures	Long	06/2009	14	(8)
90-Day Eurodollar March Futures	Long	03/2009	312	95
90-Day Eurodollar March Futures	Long	03/2010	535	(1,500)
90-Day Eurodollar September Futures	Long	09/2008	165	123
90-Day Eurodollar September Futures	Long	09/2009	840	(818)
Australia Government 3-Year Bond September Futures	Short	09/2008	423	(312)
Australia Government 10-Year Bond September Futures	Short	09/2008	385	(585)
Canada Government 10-Year Bond September Futures	Short	09/2008	80	34
Euro-Bobl September Futures	Short	09/2008	2,230	4,420
Euro-Bobl September Futures Call Options Strike @ EUR 118.000	Long	09/2008	2,319	0
Euro-Bund 10-Year Bond September Futures	Long	09/2008	2,310	(4,036)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	2,569	(1)
Euro-Schatz September Futures	Short	09/2008	961	1,083
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	2,288	0
Japan Government 10-Year Bond September Futures	Long	09/2008	32	421
U.S. Treasury 2-Year Note September Futures	Short	09/2008	2,798	165
U.S. Treasury 5-Year Note September Futures	Short	09/2008	2,218	(1,331)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	7,289	4,215
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	725	1,148
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	(126)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	76	138

				$(7,861)

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014	DUB		$1,400	$26
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	DUB	EUR	1,700	20
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012	BCLY		$2,600	23
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.920%)	06/20/2013	RBS		7,000	2
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012	CITI		2,100	17
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.850%)	06/20/2013	RBS		7,000	24
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	BOA		2,000	63
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	JPM		1,100	37
Avnet, Inc. 6.625% due 09/15/2016	Buy	(1.530%)	09/20/2016	UBS		1,700	(33)
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%	03/20/2013	LEH	EUR	4,300	139
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%)	03/20/2018	DUB		$6,000	77
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH		3,000	8
Black & Decker Corp. 5.750% due 11/15/2016	Buy	(1.020%)	12/20/2016	BOA		3,000	55
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%)	06/20/2016	UBS		4,300	(62)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH		29,600	501
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011	MLP		15,600	295
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011	JPM		19,900	380
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	LEH		8,100	161
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011	MSC		21,700	439
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%)	06/20/2017	DUB		5,000	47
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012	GSC		2,500	101
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(1.336%)	09/20/2018	DUB		2,700	22
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(1.300%)	09/20/2018	JPM		15,000	161
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(1.390%)	12/20/2014	BCLY		3,000	(31)
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR		3,800	53
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012	MLP	EUR	1,800	3
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.060%)	03/20/2018	BOA		$6,000	(136)
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012	BOA		1,500	65
Covidien International Finance S.A. 6.000% due 10/15/2017	Buy	(0.750%)	12/20/2017	DUB		4,100	(47)
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011	BEAR		2,700	83
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011	RBS		1,000	9
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010	BEAR		1,000	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011	RBS		1,500	8
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS		13,000	12
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.930%)	06/20/2013	CITI		4,900	10
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017	MSC		1,200	20
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017	BCLY		1,100	20
Dominion Resources, Inc. 5.600% due 11/15/2016	Buy	(0.475%)	12/20/2016	CITI		2,000	39
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%)	06/20/2011	BOA		900	13
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%)	06/20/2013	LEH		11,700	59
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%	03/20/2009	JPM		6,300	(164)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%	03/20/2009	CITI		11,400	(280)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI		400	(1)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012	UBS		3,000	(686)
GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%)	06/20/2010	BEAR		500	10
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2009	BOA		400	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB		1,300	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.320%	03/20/2013	RBS		12,500	(142)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	DUB		500	112
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012	RBS		3,200	726
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012	WAC		1,500	(11)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%	03/20/2009	CITI		1,300	(50)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%	03/20/2009	BOA		700	(10)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%	03/20/2009	JPM		6,100	(52)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016	BEAR		2,900	181
HCP, Inc. 5.650% due 12/15/2013	Buy	(2.030%)	12/20/2013	MSC		6,000	124
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011	JPM		1,000	59
Home Depot, Inc. 5.250% due 12/16/2013	Buy	(0.980%)	12/20/2013	MSC		4,000	61
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.550%	06/20/2009	MLP		4,400	(24)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.500%	06/20/2010	GSC		1,400	(14)
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.530%)	09/20/2018	JPM		4,500	97
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.050%)	09/20/2018	BCLY		1,800	103
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012	GSC	EUR	1,900	(22)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	MLP		$2,900	318
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	BCLY		2,700	292
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.540%)	12/20/2013	BCLY		7,000	407
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017	DUB		2,600	306
International Paper Co. 7.950% due 06/15/2018	Buy	(2.400%)	06/20/2018	CSFB		3,000	24
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	GSC		500	(3)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%)	03/20/2018	LEH		5,000	116
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%)	03/20/2018	UBS		3,500	81
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	BOA		5,000	119
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB		1,500	36
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012	GSC	EUR	1,800	11
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	RBS		$2,400	193
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.600%)	06/20/2018	DUB		7,000	310
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012	MLP		900	31
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016	BEAR		1,150	9
Macy's Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009	BOA		900	16
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%)	06/20/2017	BOA		4,300	255
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012	MSC		1,000	73
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012	BEAR		1,000	57
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012	LEH		2,000	114
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%)	06/20/2017	BOA		2,100	165
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%)	06/20/2018	CITI		5,000	240
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%)	06/20/2015	DUB		9,000	381
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.150%)	06/20/2015	RBS		2,000	90
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.100%)	06/20/2015	BOA		8,000	381
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%)	06/20/2015	BCLY		2,000	102
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%)	06/20/2013	RBS		700	3
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%)	06/20/2013	JPM		1,900	22
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%)	09/20/2018	DUB		2,900	9
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.830%)	09/20/2018	JPM		10,600	48
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%)	12/20/2015	RBS		2,600	246
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015	BEAR		2,500	238
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC		2,400	5
Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008	HSBC		7,300	16
Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	MSC		500	1
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	CSFB		4,400	10
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	MSC		2,400	6
Multiple Reference Entities of Gazprom	Sell	1.680%	04/20/2009	MSC		1,500	14
Multiple Reference Entities of Gazprom	Sell	1.710%	04/20/2009	MSC		2,600	24
Multiple Reference Entities of Gazprom	Sell	1.910%	04/20/2009	MSC		800	10
Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012	MLP		1,200	(57)
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.820%)	03/20/2018	CITI		2,000	9
National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%)	06/20/2011	BCLY		4,300	35
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	Buy	(0.780%)	06/20/2013	GSC		5,000	11
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014	BEAR		1,150	51
NiSource Finance Corp. 6.400% due 03/15/2018	Buy	(1.660%)	03/20/2018	CITI		4,000	(16)
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012	BOA		800	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012	BCLY		600	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012	MSC		2,500	26
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%)	06/20/2016	CITI		1,000	(18)
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012	MSC		2,100	28
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.440%)	06/20/2013	GSC		5,700	182
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%)	06/20/2013	GSC		8,400	279
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	DUB	EUR	1,600	29
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	MSC		$1,200	15
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%	03/20/2013	BCLY	EUR	3,000	111
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010	BOA		$1,700	89
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	06/20/2012	BCLY		1,900	(124)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008	GSC		6,200	7
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%	01/20/2009	CSFB		5,000	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.460%	01/20/2009	MSC		4,000	0
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%)	03/20/2009	DUB		900	1
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012	GSC	EUR	1,900	74
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(1.135%)	09/20/2013	BOA		$6,900	132
Simon Property Group LP 5.250% due 12/01/2016	Buy	(1.470%)	12/20/2016	GSC		7,000	(103)
Simon Property Group LP 5.625% due 08/15/2014	Buy	(1.006%)	09/20/2014	MSC		3,000	32
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%	12/20/2008	BNP		4,600	(43)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB		1,900	(30)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2009	CITI		1,300	(8)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%	06/20/2009	BOA		3,400	(69)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012	GSC		1,600	(213)
SLM Corp. 5.125% due 08/27/2012	Buy	(4.250%)	06/20/2013	GSC		200	1
SLM Corp. 8.450% due 06/15/2018	Buy	(3.200%)	06/20/2018	RBS		2,000	63
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%)	03/20/2012	DUB		500	22
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	GSC		31,000	(6)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	JPM		51,700	(35)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%	03/20/2013	GSC		11,200	65
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%	03/20/2013	HSBC		8,400	60
Spectra Energy Capital LLC 6.200% due 04/15/2018	Buy	(0.860%)	06/20/2018	DUB		5,000	47
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012	RBS		1,600	31
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014	DUB		1,400	88
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	MSC		400	(10)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	Buy	(0.950%)	12/20/2017	DUB		7,000	(50)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	Buy	(0.850%)	12/20/2017	DUB		6,000	8
Tyco International Ltd. 7.000% due 12/15/2019	Buy	(1.120%)	12/20/2019	BOA		7,000	145
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC		700	(5)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012	DUB	EUR	1,900	51
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011	MSC		$1,000	7
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS		2,400	(49)
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.150%)	06/20/2016	JPM		6,500	148
Vivendi 5.750% due 04/04/2013	Buy	(1.280%)	06/20/2013	BOA		7,000	11
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008	DUB		3,300	0
WEA Finance LLC 7.125% due 04/15/2018	Buy	(1.950%)	06/20/2018	HSBC		7,000	(23)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Buy	(1.030%)	09/20/2018	BCLY		11,500	119
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%)	06/20/2012	RBS		5,000	251
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017	LEH		1,100	86
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012	DUB	EUR	1,600	41
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012	GSC		1,600	90
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009	MSC		$2,800	2

							$9,068

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.090%	06/20/2012	MLP		$600	$(36)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%	06/20/2012	LEH		22,900	(1,426)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012	CITI		3,000	(58)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012	MLP		2,400	4
Dow Jones CDX N.A. HY8 Index	Sell	4.221%	06/20/2012	DUB		7,200	100
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BCLY		2,400	146
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC		43,700	2,661
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	LEH		9,300	558
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC		15,000	911
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	UBS		12,000	728
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	GSC		341,100	9,477
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	BCLY		14,500	621
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	BOA		38,400	2,011
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		12,600	410
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	JPM		68,900	3,297
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		12,100	24
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY		2,600	10
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB		66,000	156
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC		5,200	21
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC		7,900	33
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC		20,100	415
Dow Jones iTraxx Europe 9 Index	Buy	(1.750%)	06/20/2018	DUB	EUR	27,500	401
Dow Jones iTraxx Europe 9 Index	Buy	(2.900%)	06/20/2013	CSFB		25,000	675
Dow Jones iTraxx Europe 9 Index	Buy	(2.900%)	06/20/2013	DUB		25,000	621
Dow Jones iTraxx Europe 9 Index	Buy	(2.900%)	06/20/2013	JPM		15,000	372
Dow Jones iTraxx Europe 9 Index	Buy	(2.900%)	06/20/2013	RBS		15,000	488
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BCLY		11,300	921
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		5,200	426
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	DUB		900	72
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	HSBC		1,800	147
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		6,300	504
Home Equity Index AA Rating 2006-1	Sell	0.320%	07/25/2045	CSFB		$4,800	(452)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	LEH		4,800	(11)

							$24,227

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	109,100	(1,053)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		97,490	(932)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		3,500	(34)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		3,500	(32)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		78,000	(154)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(13)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		7,200	(10)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		21,500	(111)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI		2,700	(49)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2017	DUB		3,300	(256)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		3,700	(116)
Pay	3-Month Canadian Bank Bill	5.500%	06/15/2035	DUB		1,900	173
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$108,600	256
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		158,000	(1,687)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	GSC		313,900	(2,688)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		457,300	(4,095)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		303,400	(2,881)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		40,900	139
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		38,100	45
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		58,500	(254)
Receive	3-Month USD-LIBOR	5.500%	12/16/2014	DUB		27,200	(254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		77,000	596
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		122,500	2,291
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		48,150	78
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		10,150	17
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		16,700	(579)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		4,400	(221)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		8,200	(227)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		29,700	(950)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		24,500	(737)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		56,200	(2,364)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		9,900	(547)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MSC		21,700	(841)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		149,300	(7,422)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	UBS		15,500	(700)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		3,900	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		101,500	(415)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		19,800	(372)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		20,700	(153)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		56,200	(109)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		53,100	(298)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		73,300	(1,333)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(1,092)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		65,700	(1,003)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		18,000	(2,018)
Receive	3-Month USD-LIBOR	5.000%	06/20/2037	BCLY		800	(114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		29,200	(357)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		49,700	(1,561)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		76,300	(2,072)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		18,100	231
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		20,800	(361)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	16,000	(359)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		19,000	(381)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		20,500	(425)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		7,100	(413)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,600	(186)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		7,400	(417)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		1,300	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,500	(399)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,300	(77)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		20,500	(1,101)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	70,250	(2,992)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		40,700	(1,703)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		91,800	(1,579)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		287,500	(646)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		174,900	1,242
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		113,900	(1,484)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		49,000	(590)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		9,800	(495)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		9,000	(459)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		20,500	(361)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		39,700	3,508
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		27,400	2,668
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		5,600	466
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		5,200	436
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		100,400	3,463
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,000	47
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		32,900	307
Pay	6-Month EUR-LIBOR	4.000%	12/15/2009	BCLY	EUR	33,000	(1,146)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		71,600	(1,668)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(3,589)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,000	(348)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		97,700	(2,258)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		2,300	(227)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		4,770	(431)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		700	(69)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		3,100	(281)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		85,200	(5,283)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(2,710)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		11,500	12
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		69,900	(2,381)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		5,000	577
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	DUB		20,100	(667)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		87,300	(2,898)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		71,800	(5,240)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		93,100	(6,253)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		106,600	(8,026)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		20,300	(1,102)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		91,330	7,002
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		16,900	1,714
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		13,620	1,029
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		9,400	877
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		37,050	4,648
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		66,750	8,120
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		8,400	349
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		14,200	202
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		14,800	304
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		8,000	162
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		7,700	141
Receive	6-Month EUR-LIBOR	4.435%	06/18/2034	DUB		6,900	750
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	DUB		6,600	(111)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	104
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		24,500	352
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		1,500	(162)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		14,400	(457)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		23,200	(685)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	1,001
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		300	(2)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		200	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		800	3
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	2,232
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		300	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	10,000	(147)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		11,200	259
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		5,000	(9)
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		48,050	(1,514)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		2,700	(80)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		43,500	2,077
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		31,000	(1,774)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		25,600	(987)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		2,800	(160)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	(1,516)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	(1,657)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	(120)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		69,000	(3,497)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	(687)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		74,300	(6,646)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		43,500	(4,158)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		2,700	(258)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	(2,241)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		800	(77)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	(362)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	(666)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		36,300	(3,114)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(394)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	(1,055)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		19,300	(1,816)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		6,600	(412)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		10,400	(726)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		9,300	(116)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		24,700	1,778
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		3,800	201
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		3,800	220
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		3,700	242
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		6,000	140
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(130)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	(14)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	(158)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		6,900	1,081
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		4,300	695
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		21,900	1,869
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(428)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	111
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM	JPY	500,000	(18)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	35
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		11,190,000	522
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		12,410,000	1,217
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		3,760,000	321
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		4,800,000	(1,066)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		1,570,000	(167)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		6,050,000	(677)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		6,430,000	(728)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	709
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(1,316)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	525
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		62,000	(204)

							$(82,174)

(h) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	2,343	$79	$37
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	1,516	51	24
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	5,093	92	42
Call - CBOT U.S. Treasury 10-Year Note September Futures	134.000	08/22/2008	120	2	2
Call - CBOT U.S. Treasury 10-Year Note September Futures	138.000	08/22/2008	6,388	116	105
Call - CBOT U.S. Treasury 30-Year Bond September Futures	144.000	08/22/2008	9	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	2,464	45	37
Put - CBOT U.S. Treasury 10-Year Note September Futures	94.000	08/22/2008	23	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	97.000	08/22/2008	306	6	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/22/2008	100	2	2
Put - CBOT U.S. Treasury 30-Year Bond September Futures	91.000	08/22/2008	76	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	272	5	4
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	1

				$400	$260

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$341
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$535,100	3,019	2,536
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,162
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	2,355
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	2,630
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	3,987
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	348	597

								$17,494	$13,608

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.367	05/19/2010	EUR	5,300	$254	$970
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	154
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	758
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	132
Call - OTC U.S. dollar versus Japanese yen	JPY	104.000	03/17/2010		$1,000	48	43
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	62

						$997	$2,119

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 09/01/2038	$105.000	09/04/2008	$27,000	$3	$0
Call - OTC Fannie Mae 5.500% due 07/01/2038	106.000	07/07/2008	54,000	6	0
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	107.000	09/04/2008	20,000	2	2
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.237	07/11/2008	73,500	9	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	118.500	10/10/2008	40,900	5	5
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.750	10/10/2008	100,000	12	12
Call - OTC U.S. Treasury Note 3.000% due 02/15/2009	101.699	07/11/2008	16,300	2	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2015	121.000	10/10/2008	7,600	1	1
Call - OTC U.S. Treasury Note 4.000% due 04/15/2010	107.031	07/11/2008	25,000	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	50,400	6	6
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	122.000	10/10/2008	25,100	3	3
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	118.531	07/11/2008	15,000	2	0
Put - OTC Fannie Mae 6.000% due 07/01/2038	88.000	07/07/2008	35,000	4	0
Put - OTC Fannie Mae 6.500% due 09/01/2038	92.000	09/04/2008	9,900	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	20,000	2	3
Put - OTC Ginnie Mae 6.500% due 08/01/2038	93.000	08/13/2008	28,000	3	0
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	41,000	5	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	98.000	07/10/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	35,500	4	1

				$81	$34

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	271	$157	$11
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	906	530	75

				$687	$86

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	8,300	$190	$230
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		14,700	380	379
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	365
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	357
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		39,300	577	349
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$169,000	2,484	2,277
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		13,100	286	198
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	1,026
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,024
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	2,777
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	5,747
Call -OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	529

								$18,239	$16,258

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.680	07/03/2008	$7,200	$37	$4
Call - OTC U.S. dollar versus Brazilian real		1.650	07/24/2008	9,600	49	50
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	15,800	114	149
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	10,800	97	85
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	10,000	51	5
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	400	21	17
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	400	21	25

					$390	$335

(j) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,375	$4,775	0.17%

(k) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	02/13/2017	$42,000	$42,241	$43,814
Fannie Mae	5.000%	07/01/2038	51,700	49,510	49,559
Fannie Mae	5.500%	07/01/2038	131,100	129,294	129,236
Fannie Mae	6.000%	07/01/2038	84,000	84,489	84,748
Fannie Mae	6.500%	07/01/2038	60,175	61,608	61,952
U.S. Treasury Bonds	5.000%	05/15/2037	7,500	7,730	8,148
U.S. Treasury Notes	2.000%	02/28/2010	100,000	99,297	100,040
U.S. Treasury Notes	2.500%	03/31/2013	5,000	4,743	4,866
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,391	16,581
U.S. Treasury Notes	3.125%	04/30/2013	5,800	5,652	5,796
U.S. Treasury Notes	3.250%	12/31/2009	73,500	73,953	74,562
U.S. Treasury Notes	3.500%	02/15/2018	9,200	8,804	8,997
U.S. Treasury Notes	3.875%	05/15/2018	20,500	19,859	20,496
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,448	25,915
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,790	7,946
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,187	5,207
U.S. Treasury Notes	4.250%	08/15/2013	50,400	52,501	53,510
U.S. Treasury Notes	4.250%	11/15/2013	40,900	42,902	43,013
U.S. Treasury Notes	4.250%	11/15/2014	25,100	25,951	26,392
U.S. Treasury Notes	4.500%	02/15/2016	25,700	26,651	27,567
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,537	16,146
U.S. Treasury Notes	4.625%	11/15/2016	119,800	123,577	127,488
U.S. Treasury Notes	4.625%	02/15/2017	168,000	175,789	180,237
U.S. Treasury Notes	4.875%	08/15/2016	292,200	309,189	319,529
U.S. Treasury Notes	5.125%	05/15/2016	79,590	86,862	87,533

				$1,500,955	$1,529,278

(3)	Market value includes $15,481 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	34,141	04/2009	$0	$(93)	$(93)
Sell	AUD	63,914	07/2008	0	(446)	(446)
Buy		3,410	08/2008	12	0	12
Buy	BRL	118,221	07/2008	9,868	0	9,868
Sell		118,221	07/2008	0	(6,383)	(6,383)
Buy		70,425	12/2008	4,003	0	4,003
Sell		37,005	12/2008	0	(1,919)	(1,919)
Sell	CAD	31,308	08/2008	272	0	272
Buy	CLP	499,300	12/2008	0	(90)	(90)
Buy	CNY	205,361	07/2008	1,661	0	1,661
Sell		205,361	07/2008	0	(1,543)	(1,543)
Buy		51,036	11/2008	125	0	125
Buy		307,604	05/2009	452	(13)	439
Buy		50,600	05/2010	0	(83)	(83)
Sell	DKK	112,216	09/2008	0	(432)	(432)
Buy	EUR	4,542	07/2008	0	(10)	(10)
Sell		159,830	07/2008	0	(2,576)	(2,576)
Sell	GBP	38,943	08/2008	0	(428)	(428)
Sell	HKD	989	07/2008	0	0	0
Buy	INR	28,658	08/2008	0	(63)	(63)
Buy		625,090	11/2008	0	(1,223)	(1,223)
Buy	JPY	58,126,762	07/2008	8,115	0	8,115
Sell		85,512,599	07/2008	8,772	(90)	8,682
Sell		84,831,611	08/2008	529	0	529
Buy	KRW	22,865,899	08/2008	0	(594)	(594)
Sell		14,234,545	08/2008	1,384	0	1,384
Buy	MXN	13,847	07/2008	90	0	90
Sell		13,847	07/2008	0	(96)	(96)
Buy		712	11/2008	0	0	0
Buy	MYR	159,683	11/2008	0	(2,260)	(2,260)
Sell	NZD	20,968	07/2008	0	(99)	(99)
Buy	PHP	247,300	08/2008	0	(175)	(175)
Buy	PLN	484	07/2008	51	0	51
Sell		484	07/2008	0	(7)	(7)
Buy		484	05/2009	7	0	7
Buy	RUB	31,606	07/2008	96	0	96
Sell		31,606	07/2008	0	(19)	(19)
Buy		353,753	11/2008	776	0	776
Sell		8,346	11/2008	0	(15)	(15)
Buy		31,606	05/2009	30	0	30
Buy	SAR	28,597	04/2009	0	(78)	(78)
Buy	SGD	2,734	08/2008	78	0	78
Buy		17,506	11/2008	412	0	412
Buy	TWD	166,214	09/2008	0	(27)	(27)

				$36,733	$(18,762)	$17,971

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$4	$4,496,266	$55,928	$4,552,198
Other Financial Instruments++	(7,861)	(1,557,297)	(4,087)	(1,569,245)

Total	$(7,857)	$2,938,969	$51,841	$2,982,953

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$58	$55,714	$1	$155	$0	$55,928
Other Financial Instruments++	(780)	0	0	(3,383)	76	(4,087)

Total	$(722)	$55,714	$1	$(3,228)	$76	$51,841

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Tax Efficient Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount	Value
	(000s)	(000s)
CORPORATE BONDS & NOTES 1.0%
Citigroup, Inc.
8.400% due 04/29/2049	$100	$95

Total Corporate Bonds & Notes (Cost $100)		95

MUNICIPAL BONDS & NOTES 96.0%
Arizona 1.6%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	150	153

California 11.5%
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	500	496
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	271
5.625% due 07/01/2032	50	50
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	100	100
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	82
Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	96

		1,095

Colorado 2.0%
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	99
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	97

		196

Connecticut 5.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 07/01/2019	500	524

Florida 7.9%
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	250	251
Sarasota County, Florida Public Hospital District Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 07/01/2037	500	500

		751

Idaho 2.1%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	197

Illinois 1.0%
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	98

Iowa 0.8%
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	100	74

Maryland 1.2%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	115

Michigan 2.9%
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	73
Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.000% due 12/01/2030	200	200

		273

Minnesota 6.3%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 11/15/2034	100	100
Minneapolis, Minnesota Revenue Bonds, (AMBAC Insured), Series 2005
8.500% due 11/15/2032	500	500

		600

Mississippi 3.1%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	300	294

New Jersey 1.1%
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	102

New York 3.6%
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	100
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	250	249

		349

North Carolina 5.3%
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	253
North Carolina State Municipal Power Agency No. 1 Catawba Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	155
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	100

		508

Ohio 5.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	600	501

Pennsylvania 18.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	242
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
9.000% due 05/01/2030	500	500
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	203
Philadelphia, Pennsylvania General Obligation Bonds, Series 2008
5.250% due 12/15/2019	500	543
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	247

		1,735

Puerto Rico 4.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	150	157
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	254

		411

Tennessee 3.6%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	340

Texas 4.5%
Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	160
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	124
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	150

		434

West Virginia 1.6%
Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	149

Wyoming 2.7%
Campbell County, Wyoming Recreation Project Revenue Bonds, Series 2008
5.250% due 06/15/2019	250	256

Total Municipal Bonds & Notes (Cost $9,171)		9,155

	Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011	400	24

Total Convertible Preferred Stocks (Cost $30)		24

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 1.8%
Repurchase Agreements 1.8%
State Street Bank and Trust Co.
1.650% due 07/01/2008	$172	172
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $180. Repurchase proceeds are $172.)

Total Short-Term Instruments (Cost $172)		172

Total Investments 99.0% (Cost $9,473)		$9,446
Other Assets and Liabilities (Net) 1.0%		92

Net Assets 100.0%		$9,538

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $538 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2008	36	$132
S&P 500 Index September Futures	Short	09/2008	3	61

				$193

(b) Swap agreements outstanding on June 30, 2008:

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(1)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	02/27/2009	MLP	17,717	$(207)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	03/31/2009	MLP	26,037	(189)
Pay	S&P 500 Index	1-Month USD-LIBOR less 0.050%	03/31/2009	MLP	954	66
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	04/30/2009	MLP	38,210	(363)
Pay	S&P 500 Index	1-Month USD-LIBOR less 0.050%	07/31/2009	MLP	1,867	172

						$(521)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$24	$9,422	$0	$9,446
Other Financial Instruments++	193	31	(552)	(328)

Total	$217	$9,453	$(552)	$9,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(51)	0	0	(708)	207	(552)

Total	$(51)	$0	$0	$(708)	$207	$(552)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Total Return Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 53.7%
Banking & Finance 36.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$600	$599
American Express Bank FSB
5.500% due 04/16/2013	800	783
American Express Co.
7.000% due 03/19/2018	800	812
American Express Credit Corp.
5.875% due 05/02/2013	600	597
American International Group, Inc.
2.844% due 10/18/2011	6,500	6,080
Bank of America Corp.
8.000% due 12/29/2049	7,800	7,326
8.125% due 12/29/2049	4,700	4,449
Bank of Scotland PLC
2.737% due 12/08/2010	7,000	6,851
Bear Stearns Cos., Inc.
2.728% due 02/23/2010	400	392
2.836% due 11/28/2011	2,800	2,683
2.947% due 09/09/2009	4,900	4,845
3.129% due 01/31/2011	400	388
7.250% due 02/01/2018	2,000	2,094
Capital One Financial Corp.
2.976% due 09/10/2009	5,200	4,853
Citigroup, Inc.
5.500% due 04/11/2013	1,800	1,759
8.400% due 04/29/2049	4,900	4,664
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	10,600	10,444
General Electric Capital Corp.
5.875% due 01/14/2038	800	728
Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,000	4,867
Hartford Life Global Funding Trusts
2.726% due 11/15/2009	7,800	7,668
HSBC Finance Corp.
2.944% due 08/09/2011	3,200	3,032
International Lease Finance Corp.
3.060% due 07/13/2012	8,500	7,575
JPMorgan Chase & Co.
6.625% due 03/15/2012	8,800	9,085
KeyBank N.A.
4.682% due 06/02/2010	1,200	1,196
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010	8,800	8,156
3.487% due 01/26/2017	900	672
Merrill Lynch & Co., Inc.
2.876% due 02/15/2011	1,600	1,493
3.004% due 02/05/2010	4,200	4,004
3.120% due 07/25/2011	400	365
4.495% due 05/20/2009	3,800	3,776
Monumental Global Funding Ltd.
2.851% due 09/22/2009	7,300	7,265
5.500% due 04/22/2013	500	501
Morgan Stanley
2.844% due 02/09/2009	1,400	1,387
3.193% due 10/15/2015	5,700	5,003
4.778% due 05/14/2010	1,200	1,196
National Australia Bank Ltd.
5.350% due 06/12/2013	700	700
Northern Rock PLC
2.898% due 10/20/2009	5,000	4,926
Pacific Life Global Funding
3.031% due 06/22/2011	20,500	20,469
Premium Asset Trust
2.637% due 02/15/2009	5,000	4,949
2.978% due 10/08/2009	4,000	3,773
Pricoa Global Funding I
2.999% due 01/30/2012	900	880
3.008% due 09/27/2013	700	682
Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	889
Sun Life Financial Global Funding LP
2.888% due 07/06/2011	9,000	8,894
TD North America LP
3.139% due 10/15/2009	6,800	6,810
UBS AG
3.704% due 05/05/2010	2,800	2,790
5.750% due 04/25/2018	400	383
Wachovia Corp.
3.046% due 06/15/2017	1,000	877
5.750% due 02/01/2018	1,000	914
7.980% due 12/31/2049	600	553
Washington Mutual Bank
2.963% due 05/01/2009	5,200	4,785

		190,862

Industrials 13.1%
Amgen, Inc.
6.900% due 06/01/2038	3,300	3,386
CVS Caremark Corp.
2.982% due 06/01/2010	10,000	9,765
Dell, Inc.
5.650% due 04/15/2018	1,600	1,549
Gaz Capital S.A.
7.343% due 04/11/2013	100	103
8.146% due 04/11/2018	600	623
8.625% due 04/28/2034	3,300	3,589
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010	9,400	9,430
Home Depot, Inc.
2.901% due 12/16/2009	14,400	14,030
Martin Marietta Materials, Inc.
3.049% due 04/30/2010	4,660	4,527
Norfolk Southern Corp.
5.750% due 04/01/2018	3,600	3,555
Oracle Corp.
5.750% due 04/15/2018	3,500	3,509
Philip Morris International, Inc.
6.375% due 05/16/2038	400	392
Reynolds American, Inc.
3.476% due 06/15/2011	4,700	4,465
Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	4,024
Tyco International Group S.A.
6.125% due 01/15/2009	3,700	3,736
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,172

		68,855

Utilities 4.3%
Deutsche Telekom International Finance BV
2.981% due 03/23/2009	7,800	7,748
Dominion Resources, Inc.
3.864% due 06/17/2010	4,000	4,005
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	9,400	10,016
Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,088

		22,857

Total Corporate Bonds & Notes (Cost $284,465)		282,574

U.S. GOVERNMENT AGENCIES 24.6%
Fannie Mae
4.245% due 03/01/2034	1,161	1,166
4.463% due 07/01/2035	2,308	2,324
5.000% due 12/01/2036 - 07/01/2038	57,265	54,920
5.500% due 12/01/2036 - 07/01/2038	66,012	65,130
5.991% due 12/01/2034	1,531	1,564
6.000% due 01/01/2038 - 05/01/2038	2,028	2,049
Freddie Mac
5.000% due 02/15/2016	1,747	1,761
Small Business Administration
5.490% due 03/01/2028	500	504

Total U.S. Government Agencies (Cost $129,951)		129,418

ASSET-BACKED SECURITIES 20.9%
Argent Securities, Inc.
2.682% due 10/25/2035	4,403	4,275
Asset-Backed Funding Certificates
2.522% due 09/25/2036	4,652	4,617
Asset-Backed Securities Corp. Home Equity
2.642% due 06/25/2035	638	632
BA Credit Card Trust
2.511% due 11/17/2014	1,700	1,657
2.671% due 01/15/2013	9,400	9,317
2.691% due 04/16/2012	955	952
3.051% due 04/15/2013	1,900	1,898
3.183% due 12/15/2014	3,000	2,983
3.671% due 12/16/2013	4,100	4,164
Centex Home Equity
2.582% due 06/25/2036	6,987	6,855
Chase Issuance Trust
2.921% due 01/15/2012	3,500	3,499
3.121% due 11/15/2011	4,600	4,612
3.227% due 08/17/2015	4,500	4,455
Citibank Credit Card Issuance Trust
2.791% due 03/22/2012	589	584
2.990% due 07/25/2011	1,345	1,341
Daimler Chrysler Auto Trust
3.378% due 07/08/2011	1,100	1,105
3.928% due 09/10/2012	400	404
Ford Credit Auto Owner Trust
3.371% due 01/15/2011	4,300	4,313
3.671% due 12/15/2010	3,200	3,215
3.891% due 06/15/2012	2,700	2,728
IXIS Real Estate Capital Trust
2.822% due 02/25/2036	4,950	4,667
Long Beach Mortgage Loan Trust
2.542% due 12/25/2036	908	852
2.622% due 11/25/2035	1,782	1,764
MASTR Asset-Backed Securities Trust
2.602% due 12/25/2035	2,606	2,579
SLM Student Loan Trust
2.982% due 10/25/2017 (a)	10,000	9,994
3.040% due 10/26/2015	6,689	6,687
3.393% due 07/25/2013	3,500	3,501
South Carolina Student Loan Corp.
3.207% due 09/02/2014	900	900
3.257% due 03/01/2018	2,200	2,200
3.457% due 03/02/2020	2,800	2,800
3.707% due 09/03/2024	1,400	1,400
Structured Asset Securities Corp.
2.592% due 01/25/2037	10,000	8,804

Total Asset-Backed Securities (Cost $109,524)		109,754

	Shares
CONVERTIBLE PREFERRED STOCKS 1.4%
Wachovia Corp.
7.500% due 12/31/2049	8,000	7,083

Total Convertible Preferred Stocks (Cost $8,000)		7,083

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 16.4%
Commercial Paper 14.2%
Citibank N.A.
3.570% due 08/19/2008	$11,000	10,947
Federal Home Loan Bank
2.000% due 07/01/2008	22,800	22,800
Intesa Funding LLC
2.440% due 07/01/2008	19,700	19,700
Royal Bank of Scotland Group PLC
2.750% due 09/24/2008	17,300	17,183
Westpac Banking Corp.
2.700% due 09/18/2008	4,100	4,074

		74,704

Repurchase Agreements 0.0%
State Street Bank and Trust Co.
1.650% due 07/01/2008	286	286
(Dated 06/30/2008. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $295. Repurchase proceeds are $286.)

U.S. Treasury Bills 2.2%
1.696% due 09/11/2008 - 09/25/2008 (b)(c)	11,600	11,524

Total Short-Term Instruments (Cost $86,551)		86,514

Purchased Options (f) 0.0% (Cost $60)		23
Total Investments 117.0% (Cost $618,551)		$615,366
Written Options (g) (0.0%) (Premiums $188)		(88)
Other Assets and Liabilities (Net) (17.0%)		(89,204)

Net Assets 100.0%		$526,074

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $11,425 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Cash of $31,842 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	30	$1
90-Day Euribor June Futures	Long	06/2009	17	(3)
90-Day Euribor March Futures	Long	03/2009	28	(1)
90-Day Eurodollar December Futures	Long	12/2008	235	171
90-Day Eurodollar December Futures	Long	12/2009	76	(64)
90-Day Eurodollar June Futures	Long	06/2009	422	(194)
90-Day Eurodollar March Futures	Long	03/2009	118	(45)
90-Day Eurodollar March Futures	Long	03/2010	70	(73)
90-Day Eurodollar September Futures	Long	09/2008	124	31
90-Day Eurodollar September Futures	Long	09/2009	322	(153)
E-mini S&P 500 Index September Futures	Short	09/2008	69	272
S&P 500 Index September Futures	Short	09/2008	1,599	28,179
U.S. Treasury 5-Year Note September Futures	Long	09/2008	512	(259)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	912	590
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	(17)

				$28,421

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	$5,000	$5
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	BOA	1,300	(176)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	DUB	5,000	(709)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	2.200%	06/20/2013	DUB	1,900	(24)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	2.200%	06/20/2013	RBS	1,000	(12)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	200	1

						$(915)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	$500	$6
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	10,000	86
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	1,000	(1)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	4,900	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	17,800	82
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	1,000	0

						$173

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	$79
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	22
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		2,700	(11)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		1,000	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,100	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		800	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		800	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,900	(23)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		500	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(2)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	(28)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	(48)

							$(70)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	Pay	$(15)	12/24/2008	EUR	1,000	$0

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	1,747,592	$(13,723)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	02/27/2009	MLP	3,081,253	(36,051)

						$(49,774)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index September Futures	$1,650.000	09/18/2008	200	$6	$0
Call - CME S&P 500 Index September Futures	1,675.000	09/18/2008	470	13	0
Call - CME S&P 500 Index September Futures	1,800.000	09/18/2008	175	5	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	97.000	08/22/2008	557	10	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1,132	21	17

				$55	$21

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 07/01/2038	$116.000	07/07/2008	$10,000	$1	$0
Put - OTC Fannie Mae 5.000% due 09/01/2038	76.000	09/04/2008	20,000	2	2
Put - OTC Fannie Mae 5.000% due 09/01/2038	78.000	09/04/2008	10,000	1	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	87.000	07/07/2008	4,000	1	0

				$5	$2

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	127	$73	$47
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	127	115	41

				$188	$88

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
U.S. Treasury Notes	2.000%	02/28/2010	$1,500	$1,486	$1,500
U.S. Treasury Notes	2.125%	01/31/2010	2,900	2,881	2,914
U.S. Treasury Notes	2.125%	04/30/2010	14,000	13,892	13,962
U.S. Treasury Notes	3.500%	02/15/2010	1,500	1,523	1,549
U.S. Treasury Notes	4.250%	08/15/2013	400	417	425

				$20,199	$20,350

(4)	Market value includes $124 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	8,524	11/2008	$16	$0	$16
Sell	EUR	3,435	07/2008	0	(54)	(54)
Sell	GBP	4,951	08/2008	0	(55)	(55)
Sell	JPY	128,691	07/2008	0	(20)	(20)
Buy	MYR	2,055	11/2008	0	(7)	(7)
Buy	PHP	28,928	08/2008	0	(3)	(3)
Buy	RUB	16,183	05/2009	9	0	9
Buy	SGD	2,186	11/2008	7	0	7

				$32	$(139)	$(107)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$596,650	$18,716	$615,366
Other Financial Instruments++	28,421	(57,376)	(13,631)	(42,586)

Total	$28,421	$539,274	$5,085	$572,780

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	18,762	$28	$(74)	$0	$18,716
Other Financial Instruments++	(2,967)	0	0	(50,318)	39,654	(13,631)

Total	$(2,967)	$18,762	$28	$(50,392)	$39,654	$5,085

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
3.980% due 03/28/2014		$33	$33
4.090% due 03/28/2014		29	29
4.570% due 03/28/2014		49	48
Goodyear Tire & Rubber Co.
4.540% due 04/30/2014		1,000	909
HCA, Inc.
5.051% due 11/18/2013		1,778	1,672
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012		594	489

Total Bank Loan Obligations (Cost $3,491)			3,180

CORPORATE BONDS & NOTES 45.2%
Banking & Finance 32.3%
Allstate Life Global Funding Trusts
2.841% due 03/23/2009		500	498
American Express Centurion Bank
2.541% due 04/17/2009		900	895
2.631% due 11/16/2009		1,000	984
American Express Credit Corp.
2.508% due 11/09/2009		800	781
2.531% due 03/02/2009		10	10
American General Finance Corp.
3.026% due 12/15/2011		1,600	1,470
American Honda Finance Corp.
2.737% due 03/09/2009		400	400
American International Group, Inc.
2.521% due 06/16/2009		800	786
ANZ National International Ltd.
2.798% due 08/07/2009		700	699
Bank of America Corp.
2.904% due 11/06/2009		400	396
3.012% due 09/18/2009		300	299
8.000% due 12/29/2049		9,500	8,923
Bank of Ireland
2.819% due 12/19/2008		1,400	1,400
Bank of Scotland PLC
2.756% due 07/17/2009		500	500
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		1,200	1,186
2.839% due 05/18/2010		2,900	2,832
2.886% due 08/15/2011		700	671
2.938% due 02/23/2012		1,000	963
2.979% due 07/16/2009		800	791
3.048% due 10/22/2010		200	194
3.199% due 01/30/2009		1,500	1,495
Capital One Financial Corp.
2.976% due 09/10/2009		13,700	12,785
CIT Group, Inc.
3.049% due 01/30/2009		100	97
5.000% due 11/24/2008		100	98
Citigroup Funding, Inc.
2.481% due 04/23/2009		700	691
2.667% due 12/08/2008		200	198
2.809% due 06/26/2009		700	690
Citigroup, Inc.
2.817% due 06/09/2009		200	198
Credit Agricole S.A.
2.646% due 05/28/2009		900	896
2.694% due 05/28/2010		1,000	990
East Lane Re Ltd.
8.873% due 05/06/2011		1,900	1,905
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
5.800% due 01/12/2009		300	286
8.625% due 11/01/2010		100	85
Foundation Re II Ltd.
9.445% due 11/26/2010		1,000	1,008
General Electric Capital Corp.
2.816% due 03/12/2010		2,500	2,488
2.937% due 10/26/2009		900	897
GMAC LLC
3.951% due 09/23/2008		400	394
Goldman Sachs Group, Inc.
2.806% due 11/10/2008		600	599
2.841% due 12/23/2008		400	399
2.851% due 03/30/2009		1,500	1,491
2.891% due 12/22/2008		1,000	976
3.250% due 07/23/2009		600	596
HSBC Finance Corp.
2.866% due 03/12/2010		2,600	2,528
2.878% due 10/21/2009		600	586
2.906% due 09/15/2008		600	600
ICICI Bank Ltd.
3.250% due 01/12/2010		1,400	1,358
International Lease Finance Corp.
2.858% due 05/24/2010		1,200	1,123
4.950% due 02/01/2011		4,300	4,075
John Deere Capital Corp.
2.763% due 07/15/2008		200	200
KeyBank N.A.
4.682% due 06/02/2010		700	698
Keycorp
2.582% due 05/26/2009		700	687
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		100	99
2.774% due 04/03/2009		800	777
2.820% due 11/16/2009		3,000	2,860
2.954% due 07/18/2011		200	183
2.998% due 10/22/2008		500	498
3.010% due 01/23/2009		600	587
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		1,000	959
2.808% due 05/08/2009		600	588
4.495% due 05/20/2009		2,700	2,683
4.966% due 05/12/2010		3,700	3,643
Metropolitan Life Global Funding I
2.759% due 05/17/2010		1,800	1,776
Morgan Stanley
2.521% due 11/21/2008		700	697
2.820% due 05/07/2009		2,900	2,855
2.844% due 02/09/2009		100	99
2.984% due 01/18/2011		200	190
2.993% due 01/15/2010		1,000	979
Mystic Re Ltd.
8.982% due 12/05/2008		1,200	1,175
National Australia Bank Ltd.
2.731% due 09/11/2009		300	300
Osiris Capital PLC
5.563% due 01/15/2010		1,400	1,390
Residential Capital LLC
5.758% due 05/22/2009		1,100	797
Rockies Express Pipeline LLC
5.100% due 08/20/2009		1,700	1,702
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		300	300
Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008		300	299
SLM Corp.
2.940% due 12/15/2008		800	787
3.000% due 01/26/2009		900	857
3.060% due 07/27/2009		1,550	1,454
3.080% due 07/26/2010		300	266
3.120% due 01/26/2009		100	98
TD North America LP
3.139% due 10/15/2009		6,000	6,009
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		200	200
VTB Capital S.A.
3.384% due 08/01/2008		400	396
4.484% due 11/02/2009		1,900	1,879
Wachovia Bank N.A.
2.841% due 03/23/2009		400	398
Wachovia Corp.
7.980% due 12/31/2049		500	461
Wachovia Mortgage FSB
2.798% due 05/08/2009		1,100	1,093
Wells Fargo & Co.
3.552% due 05/01/2009		2,700	2,700
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		2,300	2,323

			110,237

Industrials 9.3%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		10	11
Anadarko Petroleum Corp.
3.176% due 09/15/2009		1,300	1,286
BP AMI Leasing, Inc.
2.819% due 06/26/2009		1,800	1,801
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	646
Comcast Corp.
3.010% due 07/14/2009		400	397
CSC Holdings, Inc.
7.250% due 07/15/2008		800	802
Daimler Finance North America LLC
3.138% due 03/13/2009		700	698
3.218% due 03/13/2009		300	300
3.234% due 08/03/2009		200	198
Diageo Capital PLC
2.816% due 11/10/2008		500	499
El Paso Corp.
7.625% due 09/01/2008		300	303
General Mills, Inc.
3.038% due 01/22/2010		800	790
Home Depot, Inc.
2.901% due 12/16/2009		2,600	2,533
Hospira, Inc.
3.281% due 03/30/2010		1,200	1,164
Kimberly-Clark Corp.
2.999% due 07/30/2010		1,900	1,893
Mandalay Resort Group
6.500% due 07/31/2009		800	794
9.500% due 08/01/2008		1,335	1,342
Pemex Project Funding Master Trust
3.281% due 12/03/2012		200	196
Reynolds American, Inc.
3.476% due 06/15/2011		700	665
SABMiller PLC
3.091% due 07/01/2009		5,000	5,013
Safeway, Inc.
3.158% due 03/27/2009		700	695
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		600	600
Time Warner, Inc.
2.915% due 11/13/2009		3,200	3,111
Transocean, Inc.
2.873% due 09/05/2008		300	300
Walt Disney Co.
2.779% due 07/16/2010		2,900	2,887
Weyerhaeuser Co.
3.802% due 09/24/2009		1,700	1,681
Xerox Corp.
3.562% due 12/18/2009		1,000	994
9.750% due 01/15/2009		100	103

			31,702

Utilities 3.6%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009		3,500	3,550
AT&T, Inc.
2.884% due 02/05/2010		500	498
Dominion Resources, Inc.
2.858% due 11/14/2008		2,000	1,973
Entergy Gulf States, Inc.
3.427% due 12/08/2008		91	91
Florida Power Corp.
3.078% due 11/14/2008		100	100
NiSource Finance Corp.
3.208% due 11/23/2009		2,935	2,854
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,300	1,300
Southern California Edison Co.
2.950% due 02/02/2009		700	696
Telecom Italia Capital S.A.
3.344% due 07/18/2011		400	381
3.353% due 02/01/2011		500	480
Telefonica Emisones SAU
3.102% due 06/19/2009		400	398

			12,321

Total Corporate Bonds & Notes (Cost $157,078)			154,260

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)			993

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
2.542% due 12/25/2036		433	418
2.582% due 01/25/2021		692	687
2.832% due 09/25/2042		128	119
2.882% due 05/25/2031		167	165
4.460% due 05/01/2035		73	73
4.479% due 05/01/2035		65	65
4.490% due 09/01/2035		100	100
4.548% due 07/01/2035		195	196
4.551% due 11/01/2035		161	161
4.618% due 09/01/2035		309	309
4.677% due 12/01/2033		63	64
4.699% due 08/01/2035 (c)		1,505	1,515
4.991% due 06/01/2035		378	383
4.994% due 06/01/2043 - 07/01/2044		611	610
5.000% due 03/01/2033		33	32
5.500% due 02/01/2036 (c)		950	938
5.500% due 07/01/2038		7,000	6,901
5.549% due 07/01/2034		21	21
5.745% due 11/01/2035		36	37
6.137% due 09/01/2036 (c)		752	765
6.143% due 05/01/2036 (c)		725	735
6.169% due 11/01/2034		43	43
6.174% due 07/01/2036 (c)		698	708
6.263% due 08/01/2036 (c)		756	769
6.340% due 10/01/2034		19	19
6.376% due 07/01/2034		30	30
Freddie Mac
2.522% due 12/25/2036		2,183	2,114
2.621% due 07/15/2019		1,216	1,192
2.621% due 08/15/2019 - 10/15/2020 (c)		12,770	12,520
2.701% due 02/15/2019		5,307	5,204
2.742% due 08/25/2031		40	39
2.821% due 12/15/2030		40	39
2.871% due 06/15/2018		25	25
4.343% due 09/01/2035		133	134
4.690% due 06/01/2035		226	225
4.704% due 08/01/2035		315	318
4.729% due 09/01/2035		183	184
4.994% due 02/25/2045		90	84
5.000% due 04/15/2012 - 07/15/2024		797	799
6.000% due 07/01/2038		900	909

Total U.S. Government Agencies (Cost $39,949)			39,649

MORTGAGE-BACKED SECURITIES 16.6%
Banc of America Funding Corp.
6.141% due 01/20/2047		1,092	888
Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033		89	88
4.719% due 07/25/2034		685	666
5.185% due 05/25/2033		945	905
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,174	7,813
4.676% due 07/25/2034		600	583
4.750% due 10/25/2035		241	239
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		625	450
4.991% due 12/25/2033		727	648
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		1,267	1,124
Bear Stearns Structured Products, Inc.
5.674% due 01/26/2036		1,136	946
5.777% due 12/26/2046		624	514
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		42	40
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		56	53
Countrywide Alternative Loan Trust
2.662% due 05/25/2047		576	404
4.500% due 06/25/2035		169	168
4.528% due 02/25/2036		1,355	1,033
Countrywide Home Loan Mortgage Pass-Through Trust
4.799% due 11/25/2034		1,021	982
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 02/25/2037		2,358	2,220
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035		854	817
GMAC Mortgage Corp. Loan Trust
5.012% due 11/19/2035		56	53
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		595	524
2.562% due 01/25/2047		819	777
2.752% due 11/25/2045		27	22
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		806	768
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		730	684
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		281	255
2.702% due 05/19/2035		53	40
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		300	281
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		213	198
2.582% due 01/25/2037		228	214
5.044% due 12/25/2034		330	287
JPMorgan Mortgage Trust
5.020% due 02/25/2035		905	854
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		35	34
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		742	733
Mellon Residential Funding Corp.
2.911% due 12/15/2030		325	302
Merrill Lynch Floating Trust
2.541% due 06/15/2022		2,608	2,454
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		551	443
5.848% due 05/25/2033		778	756
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		168	152
3.482% due 10/25/2035		282	262
4.546% due 01/25/2029		311	306
Morgan Stanley Capital I
2.542% due 10/15/2020		252	235
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		185	182
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034		739	675
5.349% due 01/25/2035		1,180	1,153
5.537% due 08/25/2035		507	454
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047		1,585	1,512
2.612% due 03/25/2037		1,256	966
2.732% due 07/19/2035		241	185
2.762% due 02/25/2036		68	52
Structured Asset Securities Corp.
2.532% due 05/25/2036		513	500
5.432% due 10/25/2035		246	224
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		1,890	1,812
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037		2,672	2,487
2.592% due 03/25/2046		1,914	1,886
2.592% due 11/25/2046		1,324	1,267
2.602% due 09/25/2046		430	415
2.612% due 06/25/2037		1,366	1,306
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		1,244	1,152
2.561% due 09/15/2021		3,088	2,914
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		35	28
2.772% due 10/25/2045		36	28
3.122% due 12/25/2027		1,330	1,261
4.258% due 01/25/2047		380	287
4.361% due 02/27/2034		548	509
4.528% due 02/25/2046		2,545	1,874
4.728% due 11/25/2042		71	66
4.780% due 10/25/2046		447	349
4.780% due 12/25/2046		2,515	1,963
4.990% due 05/25/2041		16	14

Total Mortgage-Backed Securities (Cost $62,134)			56,736

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
2.532% due 12/25/2036		275	263
2.542% due 10/25/2036		183	180
2.562% due 10/25/2036		79	78
Argent Securities, Inc.
2.532% due 09/25/2036		186	184
Asset-Backed Funding Certificates
2.542% due 11/25/2036		440	431
2.542% due 01/25/2037		416	403
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		227	226
2.532% due 12/25/2036		590	571
2.758% due 09/25/2034		46	40
Atrium CDO Corp.
3.337% due 06/27/2015		2,980	2,890
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		580	552
2.562% due 10/25/2036		272	262
Carrington Mortgage Loan Trust
2.732% due 06/25/2035		143	143
2.802% due 10/25/2035		705	655
Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036		206	204
2.542% due 01/25/2037		604	600
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037		326	325
2.532% due 05/25/2037		5,929	5,771
2.532% due 03/25/2047		84	83
2.532% due 05/25/2047		346	337
2.542% due 03/25/2037		139	137
2.552% due 06/25/2037		795	782
2.562% due 06/25/2037		478	470
2.592% due 10/25/2046		105	103
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		519	505
2.602% due 07/25/2037		1,103	1,024
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038		1,187	1,147
2.532% due 11/25/2036		813	781
2.532% due 12/25/2036		391	381
2.542% due 06/25/2036		381	374
Ford Credit Auto Owner Trust
2.491% due 12/15/2009		481	481
3.071% due 07/15/2010		1,600	1,602
Fremont Home Loan Trust
2.532% due 10/25/2036		1,471	1,436
2.542% due 01/25/2037		490	464
2.552% due 02/25/2037		80	78
GSAMP Trust
2.522% due 10/25/2046		299	292
2.552% due 09/25/2036		98	96
2.552% due 12/25/2036		702	680
GSR Mortgage Loan Trust
2.582% due 11/25/2030		2	2
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		573	563
2.749% due 01/20/2035		1,004	931
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037		303	300
2.562% due 07/25/2037		1,052	1,036
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		64	63
2.552% due 11/25/2036		455	440
Lehman XS Trust
2.552% due 05/25/2046		137	131
2.602% due 11/25/2036		634	615
Long Beach Mortgage Loan Trust
2.662% due 08/25/2035		111	108
2.762% due 10/25/2034		6	5
MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036		590	577
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		2,100	2,094
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		229	226
2.552% due 08/25/2036		1,086	1,051
Morgan Stanley ABS Capital I
2.512% due 06/25/2036		89	89
2.522% due 10/25/2036		133	131
2.532% due 10/25/2036		215	208
2.532% due 11/25/2036		1,070	1,011
2.542% due 05/25/2037		2,494	2,435
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		329	324
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037		725	702
2.602% due 04/25/2037		2,867	2,809
Option One Mortgage Loan Trust
2.522% due 02/25/2037		592	588
2.532% due 07/25/2036		60	60
2.532% due 01/25/2037		541	528
Park Place Securities, Inc.
2.742% due 09/25/2035		247	234
2.794% due 10/25/2034		236	206
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		297	292
2.562% due 10/25/2036		786	738
2.582% due 08/25/2046		2,003	1,936
Residential Asset Securities Corp.
2.522% due 08/25/2036		26	26
2.542% due 10/25/2036		242	239
2.552% due 11/25/2036		602	593
Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037		1,051	943
Saxon Asset Securities Trust
2.542% due 10/25/2046		64	62
SBI HELOC Trust
2.652% due 08/25/2036		87	83
Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036		391	383
2.612% due 05/25/2037		982	912
SLC Student Loan Trust
2.674% due 02/15/2015		779	777
SLM Student Loan Trust
2.920% due 01/25/2016		22	22
2.920% due 10/25/2016		834	829
2.930% due 10/26/2015		248	248
3.170% due 07/25/2013		292	292
3.420% due 10/25/2017		700	690
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		66	65
2.542% due 12/25/2036		228	224
2.562% due 01/25/2037		1,675	1,637
2.582% due 10/25/2036		153	151
Specialty Underwriting & Residential Finance
2.528% due 11/25/2037		431	416
2.542% due 01/25/2038		1,292	1,265
Structured Asset Securities Corp.
2.532% due 10/25/2036		710	693

Total Asset-Backed Securities (Cost $58,209)			56,014

SOVEREIGN ISSUES 0.0%
Korea Development Bank
2.938% due 11/22/2012		100	95

Total Sovereign Issues (Cost $100)			95

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,220
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	700	1,080
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	935

Total Foreign Currency-Denominated Issues (Cost $3,296)			3,235

	Shares
CONVERTIBLE PREFERRED STOCKS 3.2%
Bank of America Corp.
7.250% due 12/31/2049		4,000	3,536
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011		1,400	1,081
Wachovia Corp.
7.500% due 12/31/2049		7,000	6,198

Total Convertible Preferred Stocks (Cost $12,400)			10,815

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 30.7%
Certificates of Deposit 0.0%
HSBC Bank USA N.A.
2.957% due 07/28/2008		$100	100

Commercial Paper 14.2%
Citibank N.A.
3.570% due 08/19/2008		8,200	8,160
Intesa Funding LLC
2.440% due 07/01/2008		11,300	11,300
Royal Bank of Scotland Group PLC
2.520% due 07/23/2008		2,800	2,796
UBS Finance Delaware LLC
2.930% due 10/27/2008		13,500	13,370
Westpac Banking Corp.
2.700% due 09/18/2008		12,800	12,712

			48,338

Repurchase Agreements 4.7%
Deutsche Bank AG
1.500% due 07/01/2008		14,000	14,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $14,264. Repurchase proceeds are $14,001.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		2,142	2,142
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $2,185. Repurchase proceeds are $2,142.)

			16,142

U.S. Treasury Bills 11.8%
1.729% due 08/28/2008 - 09/25/2008 (a)(b)		40,500	40,326

Total Short-Term Instruments (Cost $104,937)			104,906

Purchased Options (f) 0.1% (Cost $760)			281
Total Investments 126.0% (Cost $443,354)			$430,164
Written Options (g) (0.1%) (Premiums $876)			(475)
Other Assets and Liabilities (Net) (25.9%)			(88,495)

Net Assets 100.0%			$341,194

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $40,326 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $ 37,029 at a weighted average interest rate of 2.566%. On June 30, 2008, securities valued at $16,963 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $5,314 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$0
90-Day Euribor March Futures	Long	03/2009	8	0
90-Day Eurodollar December Futures	Long	12/2008	738	1,823
90-Day Eurodollar December Futures	Long	12/2009	31	(46)
90-Day Eurodollar June Futures	Long	06/2009	172	(29)
90-Day Eurodollar March Futures	Long	03/2009	583	624
90-Day Eurodollar March Futures	Long	03/2010	24	(39)
90-Day Eurodollar September Futures	Long	09/2008	146	12
90-Day Eurodollar September Futures	Long	09/2009	201	251
E-mini S&P 500 Index September Futures	Long	09/2008	10	(61)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	222	103
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	(70)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	(81)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	55	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	187	(151)

				$2,251

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	BNP	$1,200	$11
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	2,100	29
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	400	(21)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	400	(19)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	600	(28)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	800	(3)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	800	(2)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,000	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	300	1
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	400	(2)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,000	0
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	800	(39)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,700	(106)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	600	(21)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	300	(10)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	600	(20)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,000	(30)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	1,900	(52)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	600	(14)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	400	(3)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	500	(3)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,000	(4)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,000	(8)
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	1,700	0
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	100	(24)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(5)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(4)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI	1,800	(38)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	2,100	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	800	4
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	800	8
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	400	(11)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	300	(13)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,000	(37)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	1,600	(56)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,000	(34)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	1,200	(26)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	2,300	(33)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	2,300	(291)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	2,400	(759)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,900	(599)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,500	(472)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	4,200	(77)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,100	(172)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	300	(93)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	1,000	(301)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	3,000	(58)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	2,500	5
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	900	(8)
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.520%	03/20/2009	CITI	1,700	5
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	400	(170)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	400	(169)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	400	(153)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	400	(144)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	600	16
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	1,200	33
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,100	55
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	1,000	1
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	2,000	3
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	400	(8)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	200	0
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	2,100	6
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	400	(10)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	800	(28)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	400	(3)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,000	(5)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	400	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	4,000	(3)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	500	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	1,600	2
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	4,000	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	800	13
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	500	12
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	300	6
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,100	48
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	2,400	93
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	300	12
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	3,000	(1,033)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	500	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	1,500	6
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	800	(8)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,000	(10)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,000	(5)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	400	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	600	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,000	(63)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	2,000	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	300	(6)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	1,800	(30)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	1,700	(28)

						$(5,054)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	$4,968	$(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(32)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(72)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	2,200	17
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	2,000	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	4,100	15
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	500	2

						$(266)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$93,800	$(434)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		16,200	(120)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		5,600	(43)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		8,000	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		500	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,100	16
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		24,500	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		17,700	(144)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,600	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		3,900	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		13,400	(738)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(12)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	(45)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	93
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	(40)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(9)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	184
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	2,400	(66)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,500	(40)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		600	(16)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		900	(10)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		800	(6)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,200	(52)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		1,500	(44)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		1,600	(47)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,600	(6)

							$(1,825)

Interest Rate Basis Swaps

Receive	Pay	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	BOA	61,100	$(5)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	CITI	33,300	(2)
FFR plus 0.700%	3-Month USD-LIBOR	12/17/2008	CITI	16,700	0

					$(7)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	395,273	$(3,130)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	495,039	(3,887)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	183,586	(1,441)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	317,787	(9,353)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	448,976	(13,618)
Pay	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	34,503	271
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	789,967	(6,201)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	06/15/2009	MLP	594,295	(8,413)

						$(45,772)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$39
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,900	31	14
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,700	18	8
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,400	57	25
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	25,700	226	68
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	52
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	37
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,500	59	26
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	12

							$760	$281

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	95	$55	$36
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	95	86	30

				$141	$66

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$61
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	600	15	8
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	10
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	600	20	12
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	8,600	214	112
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	79
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	43
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	14

							$735	$409

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
U.S. Treasury Notes	2.125%	04/30/2010	$64,800	$63,970	$64,645
U.S. Treasury Notes	3.125%	11/30/2009	3,400	3,422	3,449
U.S. Treasury Notes	3.250%	12/31/2009	2,200	2,213	2,232

				$69,605	$70,326

(4)	Market value includes $297 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	433	04/2009	$0	$(1)	$(1)
Buy	AUD	153	07/2008	1	0	1
Buy	BRL	23,993	07/2008	364	0	364
Sell		23,993	07/2008	0	(1,195)	(1,195)
Buy		39,853	12/2008	2,828	0	2,828
Sell		29,231	12/2008	0	(575)	(575)
Buy	CNY	6,344	11/2008	12	0	12
Sell	EUR	2,575	07/2008	0	(46)	(46)
Sell	GBP	5,760	08/2008	0	(63)	(63)
Buy	IDR	3,568,000	10/2008	3	0	3
Buy	INR	8,635	08/2008	0	(19)	(19)
Buy		133,842	11/2008	0	(262)	(262)
Sell	JPY	190,707	07/2008	0	(30)	(30)
Buy	KRW	3,113,758	08/2008	0	(389)	(389)
Sell		3,113,758	08/2008	5	(5)	0
Buy	KWD	33	04/2009	0	(1)	(1)
Buy	MXN	33,617	07/2008	233	0	233
Sell		33,617	07/2008	0	(158)	(158)
Buy	MYR	3,625	11/2008	0	(16)	(16)
Buy		2,566	02/2009	0	(16)	(16)
Buy	PHP	61,136	08/2008	0	(34)	(34)
Buy	PLN	8,314	07/2008	859	0	859
Sell		8,314	07/2008	0	(574)	(574)
Buy	RUB	61,035	07/2008	125	0	125
Sell		61,035	07/2008	0	(104)	(104)
Buy		39,680	11/2008	82	0	82
Sell		17,568	11/2008	0	(48)	(48)
Buy		12,318	05/2009	7	0	7
Sell		22,112	05/2009	0	(18)	(18)
Buy	SAR	444	04/2009	0	(1)	(1)
Buy	SGD	6,484	11/2008	93	0	93
Buy	ZAR	590	07/2008	0	(12)	(12)
Sell		590	07/2008	0	(2)	(2)
Buy		590	12/2008	2	0	2

				$4,614	$(3,569)	$1,045

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$427,410	$2,754	$430,164
Other Financial Instruments++	2,251	(75,609)	(46,774)	(120,132)

Total	$2,251	$351,801	$(44,020)	$310,032

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$5,444	$895	$20	$(506)	$(3,099)	$2,754
Other Financial Instruments++	(29,546)	0	0	(22,581)	5,353	(46,774)

Total	$(24,102)	$895	$20	$(23,087)	$2,254	$(44,020)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
HCA, Inc.
5.051% due 11/18/2013		$2,469	$2,322
Idearc, Inc.
4.800% due 11/17/2014		2,475	1,986

Total Bank Loan Obligations (Cost $4,944)			4,308

CORPORATE BONDS & NOTES 36.2%
Banking & Finance 29.2%
Allstate Life Global Funding Trusts
2.841% due 03/23/2009		600	598
5.375% due 04/30/2013		700	698
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,077
American Express Co.
7.000% due 03/19/2018		2,000	2,031
American Express Credit Corp.
5.875% due 05/02/2013		700	697
American General Finance Corp.
6.900% due 12/15/2017		1,600	1,399
American International Group, Inc.
5.050% due 10/01/2015		100	91
5.850% due 01/16/2018		4,000	3,759
Bank of America Corp.
3.012% due 09/18/2009		200	199
5.375% due 09/11/2012		1,900	1,906
5.750% due 12/01/2017		1,100	1,036
8.000% due 12/29/2049		13,200	12,398
8.125% due 12/29/2049		5,400	5,111
Bank of America N.A.
6.000% due 10/15/2036		300	267
Bank of Ireland
2.862% due 12/18/2009		3,100	3,069
Barclays Bank PLC
6.050% due 12/04/2017		1,000	983
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		2,400	2,499
C10 Capital SPV Ltd.
6.722% due 12/31/2049		800	737
Calabash Re Ltd.
11.214% due 01/08/2010		1,200	1,200
CIT Group, Inc.
2.826% due 08/15/2008		1,000	999
2.839% due 08/17/2009		300	273
2.959% due 12/19/2008		500	495
3.049% due 01/30/2009		600	581
Citigroup Capital XXI
8.300% due 12/21/2057		1,700	1,612
Citigroup, Inc.
2.831% due 12/28/2009		500	488
5.500% due 04/11/2013		2,700	2,639
6.000% due 08/15/2017		6,700	6,411
8.400% due 04/29/2049		6,000	5,711
Countrywide Financial Corp.
2.796% due 09/02/2008		3,600	3,573
DnB NOR Bank ASA
2.780% due 10/13/2009		1,000	1,001
Export-Import Bank of China
4.875% due 07/21/2015		100	97
Foundation Re II Ltd.
9.445% due 11/26/2010		1,400	1,411
GMAC LLC
6.000% due 12/15/2011		200	138
Goldman Sachs Group, Inc.
3.012% due 07/29/2008		700	700
6.750% due 10/01/2037		10,900	10,013
HBOS PLC
5.920% due 09/29/2049		100	71
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,774
ICICI Bank Ltd.
3.250% due 01/12/2010		1,800	1,746
JPMorgan Chase & Co.
6.000% due 01/15/2018		900	880
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,657
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	87
KeyBank N.A.
4.682% due 06/02/2010		5,800	5,781
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		100	93
2.851% due 12/23/2008		200	196
3.011% due 12/23/2010		900	844
6.200% due 09/26/2014		400	383
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		2,400	2,352
6.875% due 04/25/2018		2,200	2,100
MetLife, Inc.
6.400% due 12/15/2036		400	351
Morgan Stanley
4.778% due 05/14/2010		1,500	1,495
Mystic Re Ltd.
8.982% due 12/05/2008		1,500	1,468
National Australia Bank Ltd.
2.731% due 09/11/2009		800	800
5.350% due 06/12/2013		800	800
Petroleum Export Ltd.
5.265% due 06/15/2011		69	68
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	987
RBS Capital Trust III
5.512% due 09/29/2049		1,200	1,045
Resona Bank Ltd.
5.850% due 09/29/2049		200	172
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		900	872
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,000	851
State Street Capital Trust IV
3.776% due 06/15/2037		200	154
Sun Life Financial Global Funding LP
2.978% due 07/06/2010		5,400	5,376
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	189
U.S. Bancorp
3.184% due 02/04/2010		5,700	5,702
UBS AG
5.750% due 04/25/2018		600	574
5.875% due 12/20/2017		700	683
USB Capital IX
6.189% due 04/15/2049		200	152
VTB Capital S.A.
3.384% due 08/01/2008		900	892
Wachovia Corp.
5.750% due 02/01/2018		2,000	1,829
7.980% due 12/31/2049		23,900	22,013
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	7,565
ZFS Finance USA Trust I
5.875% due 05/09/2032		500	458

			148,357

Industrials 5.6%
Amgen, Inc.
6.900% due 06/01/2038		3,900	4,002
AstraZeneca PLC
5.900% due 09/15/2017		400	411
6.450% due 09/15/2037		300	307
C8 Capital SPV Ltd.
6.640% due 12/31/2049		5,100	4,743
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		400	431
CODELCO, Inc.
6.150% due 10/24/2036		100	96
Comcast Corp.
5.875% due 02/15/2018		300	289
6.450% due 03/15/2037		300	281
Daimler Finance North America LLC
3.218% due 03/13/2009		200	200
Gaz Capital S.A.
6.212% due 11/22/2016		200	187
HJ Heinz Co.
6.428% due 12/01/2020		100	101
International Business Machines Corp.
5.700% due 09/14/2017		7,800	7,942
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		2,900	2,835
Kraft Foods, Inc.
6.125% due 02/01/2018		800	780
Peabody Energy Corp.
7.875% due 11/01/2026		300	303
Rohm & Haas Co.
6.000% due 09/15/2017		500	488
Time Warner, Inc.
5.875% due 11/15/2016		2,100	1,985
Union Pacific Corp.
5.700% due 08/15/2018		1,800	1,763
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	678
Williams Cos., Inc.
6.375% due 10/01/2010		700	710

			28,532

Utilities 1.4%
Dominion Resources, Inc.
2.858% due 11/14/2008		2,800	2,762
Enel Finance International S.A.
6.800% due 09/15/2037		2,900	2,940
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	579
NGPL Pipe Co. LLC
6.514% due 12/15/2012		800	814
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	212

			7,307

Total Corporate Bonds & Notes (Cost $190,871)			184,196

MUNICIPAL BONDS & NOTES 2.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		5,800	4,948
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		265	244
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		1,600	1,626
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,700	2,042
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		3,000	2,507

Total Municipal Bonds & Notes (Cost $12,207)			11,367

COMMODITY INDEX-LINKED NOTES 0.4%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		2,000	1,986

Total Commodity Index-Linked Notes (Cost $2,000)			1,986

U.S. GOVERNMENT AGENCIES 79.4%
Fannie Mae
2.542% due 12/25/2036		577	558
2.832% due 09/25/2042		938	869
4.435% due 01/01/2035 (c)		1,151	1,164
4.490% due 09/01/2035		648	651
4.500% due 07/01/2034 - 08/01/2035 (c)		2,610	2,634
4.526% due 07/01/2035 (c)		766	775
4.548% due 07/01/2035 (c)		1,053	1,057
4.591% due 10/01/2035		560	562
4.618% due 09/01/2035 (c)		1,392	1,392
4.666% due 05/25/2035		193	197
4.673% due 12/01/2033		602	609
4.677% due 12/01/2033		330	332
4.834% due 06/01/2035 (c)		1,766	1,783
4.991% due 06/01/2035 (c)		1,702	1,722
4.994% due 06/01/2043 - 07/01/2044		855	855
5.000% due 06/25/2027 - 07/01/2038		33,236	31,891
5.000% due 03/01/2036 (c)		25,709	24,733
5.452% due 03/01/2035		181	185
5.500% due 02/01/2014 - 07/01/2038		68,657	67,735
5.500% due 07/01/2035 - 07/01/2036 (c)		15,843	15,665
5.745% due 11/01/2035		286	292
6.000% due 05/01/2035 - 07/01/2038		136,695	138,079
6.000% due 06/01/2035 - 11/01/2037 (c)		52,463	53,018
6.340% due 10/01/2034		172	174
6.500% due 08/01/2029 - 09/01/2037		876	903
Freddie Mac
2.621% due 07/15/2019 - 08/15/2019		6,377	6,253
2.701% due 02/15/2019		7,077	6,938
2.742% due 08/25/2031		210	204
2.871% due 06/15/2018		151	150
4.343% due 09/01/2035		603	604
4.500% due 10/15/2022		371	371
4.690% due 06/01/2035 (c)		1,794	1,791
4.704% due 08/01/2035 (c)		1,491	1,505
4.822% due 10/01/2035 (c)		1,012	1,018
4.863% due 11/01/2034 (c)		996	1,020
4.994% due 02/25/2045		90	84
5.000% due 04/15/2012 - 01/15/2024		358	360
5.500% due 08/01/2037 (c)		3,769	3,717
5.500% due 11/01/2037 - 06/01/2038		17,062	16,827
6.000% due 07/01/2038		8,100	8,182
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037		990	1,007
Small Business Administration
5.290% due 12/01/2027		680	678
5.490% due 03/01/2028		5,000	5,038

Total U.S. Government Agencies (Cost $404,960)			403,582

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		271	242
Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045		900	881
Bear Stearns Adjustable Rate Mortgage Trust
4.593% due 01/25/2034		1,988	1,832
4.750% due 10/25/2035		1,302	1,291
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		852	614
5.701% due 09/25/2035		214	176
Bear Stearns Structured Products, Inc.
5.674% due 01/26/2036		787	655
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		303	294
4.900% due 12/25/2035		561	534
Countrywide Alternative Loan Trust
2.662% due 05/25/2047		740	519
2.762% due 02/25/2037		3,297	2,408
4.500% due 06/25/2035		1,328	1,316
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		211	186
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		451	451
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 02/25/2037		2,936	2,763
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		860	756
2.562% due 01/25/2047		1,065	1,011
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,865	1,809
5.248% due 11/25/2035		1,342	1,262
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		429	401
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		478	446
2.582% due 01/25/2037		303	286
5.240% due 01/25/2036		822	665
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,800	2,600
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		562	564
Mellon Residential Funding Corp.
2.911% due 12/15/2030		2,393	2,224
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		1,500	1,383
Merrill Lynch Floating Trust
2.541% due 06/15/2022		4,122	3,879
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035		551	522
5.305% due 08/25/2034		1,075	1,015
Structured Asset Mortgage Investments, Inc.
2.762% due 02/25/2036		339	259
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		107	102
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		861	824
2.602% due 09/25/2046		1,361	1,313
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		1,990	1,878
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045		107	83
4.728% due 11/25/2042		107	99
4.990% due 05/25/2041		113	104
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,204	1,160

Total Mortgage-Backed Securities (Cost $42,079)			38,807

ASSET-BACKED SECURITIES 7.3%
ACE Securities Corp.
2.532% due 12/25/2036		330	316
2.562% due 10/25/2036		277	274
Asset-Backed Funding Certificates
2.542% due 11/25/2036		635	622
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		328	326
2.758% due 09/25/2034		151	130
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		869	828
Chase Issuance Trust
3.371% due 05/16/2011		5,600	5,627
Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036		103	102
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037		3,859	3,725
2.532% due 03/25/2047		280	276
2.532% due 05/25/2047		519	506
2.542% due 03/25/2037		452	443
2.552% due 06/25/2037		738	726
2.562% due 06/25/2037		657	646
2.592% due 10/25/2046		349	342
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		692	673
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		1,161	1,116
2.532% due 12/25/2036		587	572
Fremont Home Loan Trust
2.532% due 10/25/2036		2,229	2,176
2.542% due 01/25/2037		613	579
GSR Mortgage Loan Trust
2.582% due 11/25/2030		23	23
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		430	422
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		467	448
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037		433	429
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		159	157
2.532% due 10/25/2036		3,385	3,313
Lehman XS Trust
2.552% due 05/25/2046		176	168
Long Beach Mortgage Loan Trust
2.662% due 08/25/2035		160	157
2.762% due 10/25/2034		17	14
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		2,900	2,892
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		320	317
2.552% due 08/25/2036		1,487	1,439
Morgan Stanley ABS Capital I
2.512% due 06/25/2036		131	130
2.522% due 10/25/2036		265	261
2.532% due 10/25/2036		302	291
Option One Mortgage Loan Trust
2.522% due 02/25/2037		836	831
2.532% due 07/25/2036		90	89
Park Place Securities, Inc.
2.794% due 10/25/2034		728	636
Residential Asset Mortgage Products, Inc.
2.562% due 10/25/2036		497	466
Residential Asset Securities Corp.
2.542% due 10/25/2036		700	690
2.552% due 11/25/2036		457	452
SBI HELOC Trust
2.652% due 08/25/2036		304	291
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		199	196
2.562% due 01/25/2037		2,294	2,241
Structured Asset Securities Corp.
2.532% due 10/25/2036		615	601

Total Asset-Backed Securities (Cost $37,810)			36,959

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%
Bear Stearns Cos., Inc.
5.208% due 09/26/2013	EUR	2,000	2,951
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	318
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	12,956

Total Foreign Currency-Denominated Issues (Cost $15,860)			16,225

	Shares
PREFERRED STOCKS 0.5%
DG Funding Trust
5.041% due 12/31/2049		243	2,425

Total Preferred Stocks (Cost $2,585)			2,425

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.4%
Commercial Paper 9.8%
Australia & New Zealand Banking Group Ltd.
2.760% due 09/18/2008		$19,900	19,777
Intesa Funding LLC
2.800% due 09/26/2008		10,900	10,824
UBS Finance Delaware LLC
2.525% due 07/16/2008		4,500	4,495
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		15,000	14,907

			50,003

Repurchase Agreements 0.9%
Deutsche Bank AG
1.500% due 07/01/2008		1,000	1,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $1,020. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		3,496	3,496
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $3,270 and Freddie Mac 3.250% due 02/12/2010 valued at $299. Repurchase proceeds are $3,496.)

			4,496

U.S. Treasury Bills 11.7%
1.746% due 08/28/2008 - 09/25/2008 (a)(b)		59,750	59,444

Total Short-Term Instruments (Cost $114,023)			113,943

Purchased Options (f) 0.2% (Cost $2,971)			1,206
Total Investments 160.3% (Cost $830,409)			$815,102
Written Options (g) (0.4%) (Premiums $3,154)			(1,804)
Other Assets and Liabilities (Net) (59.9%)			(304,737)

Net Assets 100.0%			$508,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $59,195 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $143,785 at a weighted average interest rate of 2.539%. On June 30, 2008, securities valued at $112,008 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $5,661 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	30	$1
90-Day Euribor June Futures	Long	06/2009	17	(3)
90-Day Euribor March Futures	Long	03/2009	28	(1)
90-Day Eurodollar December Futures	Long	12/2008	724	2,474
90-Day Eurodollar December Futures	Long	12/2009	118	(136)
90-Day Eurodollar June Futures	Long	06/2009	268	(141)
90-Day Eurodollar March Futures	Long	03/2009	221	80
90-Day Eurodollar March Futures	Long	03/2010	90	(96)
90-Day Eurodollar September Futures	Long	09/2008	96	36
90-Day Eurodollar September Futures	Long	09/2009	185	(89)
E-mini S&P 500 Index September Futures	Long	09/2008	5	(30)
S&P 500 Index September Futures	Long	09/2008	4	(112)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	198	290
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	82	(183)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	(50)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	50	(69)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	100	(60)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	220	(225)

				$1,686

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.750%	03/20/2013	DUB	$1,300	$1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	4,100	32
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	12
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	5,000	5
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	1,100	5
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	1,500	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	1,500	(55)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	300	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	800	(174)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	900	(193)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	GSC	6,300	(898)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	3,100	(80)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,600	(250)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(138)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	400	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	5,600	(15)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	600	(6)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,800	(34)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	11
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	400	5
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	5,780	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	600	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,000	3
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	800	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2013	JPM	1,900	(17)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	3,800	(20)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	UBS	1,400	(49)

						$(2,019)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$1,000	$67
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	3,400	235
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(32)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(72)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	3,100	24
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	1,000	(1)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	4,800	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	10,200	63
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	8,100	30
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	1,000	0

						$55

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	18,400	$(181)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		1,000	(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	23
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		7,100	(54)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		2,900	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		1,100	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		8,900	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		1,000	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		4,700	(23)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		38,700	(1,063)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		900	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		900	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		10,600	(264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,600	(81)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,800	(31)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		4,900	(151)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,400	(56)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		800	(47)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		400	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		1,700	(104)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	(61)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,900	(71)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		2,600	55
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	(24)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	(15)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	(23)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	16
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	(4)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	(16)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	(7)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	(19)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(115)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	20
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	40
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	(26)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	109
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	222
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(44)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(17)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(19)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	10
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	40
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	3,000	(82)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,900	(50)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		800	(21)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		1,300	(16)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		1,300	(17)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,700	(28)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,100	(9)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,100	(179)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,900	(110)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		3,200	(75)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(8)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(23)

							$(2,981)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	Pay	$(15)	12/24/2008	EUR	1,000	$0

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	749,672	$(5,937)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	1,124,687	(8,830)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	303,867	(2,386)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	658,273	(19,342)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	471,425	(14,275)
Pay	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	145,363	2,043
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	952,873	(13,415)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	06/15/2009	MLP	594,295	(8,377)

						$(70,519)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$205
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	18,800	201	87
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	60
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	36,300	352	169
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	193
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	109
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	49
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	204
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	130

							$2,971	$1,206

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	141	$81	$53
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	141	128	45

				$209	$98

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$174
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	124
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,400	110	61
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,900	95	57
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	84
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	12,100	381	237
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	614	316
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	168
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	88	57
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	14,600	474	286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,200	190	142

							$2,945	$1,706

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	6.000%	07/01/2038	$30,000	$29,998	$30,267
Ginnie Mae	6.000%	07/01/2038	900	903	914
U.S. Treasury Notes	2.000%	02/28/2010	3,700	3,667	3,701
U.S. Treasury Notes	2.125%	01/31/2010	5,600	5,555	5,627
U.S. Treasury Notes	2.125%	04/30/2010	17,200	17,067	17,153
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,062	11,364
U.S. Treasury Notes	3.125%	11/30/2009	3,500	3,522	3,551
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,314	2,333
U.S. Treasury Notes	3.500%	02/15/2010	1,800	1,827	1,859
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,667	1,699
U.S. Treasury Notes	4.500%	05/15/2017	9,100	9,447	9,574

				$87,029	$88,042

(4)	Market value includes $451 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	417	04/2009	$0	$(1)	$(1)
Buy	AUD	405	07/2008	3	0	3
Buy	BRL	14,864	07/2008	204	0	204
Sell		14,864	07/2008	0	(772)	(772)
Buy		41,973	12/2008	2,961	0	2,961
Sell		24,309	12/2008	0	(642)	(642)
Buy	CNY	9,407	11/2008	18	0	18
Sell	EUR	13,919	07/2008	0	(224)	(224)
Sell	GBP	6,871	08/2008	0	(75)	(75)
Buy	IDR	4,381,800	10/2008	4	0	4
Sell	INR	207,905	08/2008	288	0	288
Buy		211,293	11/2008	0	(413)	(413)
Sell	JPY	133,332	07/2008	0	(21)	(21)
Buy	KRW	2,047,902	08/2008	0	(240)	(240)
Sell		2,047,902	08/2008	6	0	6
Buy	KWD	32	04/2009	0	(1)	(1)
Buy	MXN	30,555	07/2008	216	0	216
Sell		30,555	07/2008	0	(157)	(157)
Buy	MYR	4,996	11/2008	0	(22)	(22)
Buy		3,333	02/2009	0	(21)	(21)
Buy	PHP	104,827	08/2008	0	(61)	(61)
Buy	PLN	5,553	07/2008	583	0	583
Sell		5,553	07/2008	0	(383)	(383)
Buy	RUB	91,133	07/2008	195	0	195
Sell		91,133	07/2008	0	(162)	(162)
Buy		34,322	11/2008	71	0	71
Sell		4,840	11/2008	0	(13)	(13)
Buy		18,115	05/2009	10	0	10
Sell		29,482	05/2009	0	(24)	(24)
Buy	SAR	427	04/2009	0	(1)	(1)
Buy	SEK	1,702	09/2008	1	0	1
Buy	SGD	3,981	11/2008	63	0	63
Buy	ZAR	565	07/2008	0	(12)	(12)
Sell		565	07/2008	1	0	1
Buy		11	12/2008	0	0	0

				$4,624	$(3,245)	$1,379

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$813,719	$1,383	$815,102
Other Financial Instruments++	1,686	(92,493)	(70,987)	(161,794)

Total	$1,686	$721,226	$(69,604)	$653,308

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$1,384	$0	$(1)	$0	$1,383
Other Financial Instruments++	(42,525)	0	0	(36,761)	8,299	(70,987)

Total	$(42,525)	$1,384	$0	$(36,762)	$8,299	$(69,604)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged) June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$949
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	954

Total Aruba (Cost $1,737)			1,903

AUSTRALIA 2.8%
Medallion Trust
2.768% due 05/25/2035		$2,967	2,808
Puma Finance Ltd.
2.748% due 02/21/2038		2,927	2,787
7.820% due 08/22/2037	AUD	2,645	2,482
8.073% due 07/12/2036		1,068	1,010
Queensland Treasury Corp.
6.000% due 06/14/2011		15,000	13,910
Seven Media Group
10.447% due 02/07/2013		2,514	2,242
10.510% due 02/07/2013		610	543
Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		5,061	4,723

Total Australia (Cost $29,346)			30,505

BERMUDA 0.4%
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (h)		$3,800	3,556
Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,552

Total Bermuda (Cost $5,347)			5,108

CANADA 4.0%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,523
Canada Housing Trust No. 1
3.950% due 06/15/2013		5,800	5,693
4.550% due 12/15/2012		12,800	12,876
Daimler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,084
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,360
Honda Canada Finance, Inc.
3.453% due 03/26/2012		12,000	11,563
Province of Ontario Canada
6.200% due 06/02/2031		200	234
Province of Quebec Canada
5.750% due 12/01/2036		900	1,006

Total Canada (Cost $42,111)			43,339

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
9.445% due 11/26/2010		$500	504
Longpoint Re Ltd.
8.064% due 05/08/2010		700	700
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	944
1.466% due 12/31/2049		300,000	2,854
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$1,500	1,503
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,520
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,333
Mystic Re Ltd.
8.982% due 12/05/2008		$250	245
11.682% due 12/05/2008		350	341
Pylon Ltd.
8.860% due 12/29/2008	EUR	1,500	2,361
Residential Reinsurance 2007 Ltd.
10.432% due 06/07/2010		$700	702
SHL Corp. Ltd.
1.626% due 12/25/2024	JPY	5,952	55
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,786
STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	939
Vita Capital III Ltd.
3.891% due 01/01/2011		$2,300	2,233

Total Cayman Islands (Cost $19,224)			19,020

DENMARK 1.6%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	98	21
Nykredit Realkredit A/S
4.000% due 01/01/2010		23,500	4,842
5.000% due 10/01/2038		10,997	2,137
6.000% due 10/01/2029		719	150
Realkredit Danmark A/S
4.000% due 01/01/2010		27,200	5,617
5.000% due 10/01/2038		25,589	4,879

Total Denmark (Cost $16,316)			17,646

FRANCE 5.4%
AXA S.A.
3.750% due 01/01/2017	EUR	397	756
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		2,600	3,978
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	2,413
CM-CIC Covered Bonds
5.250% due 06/09/2010		2,400	3,758
Credit Agricole S.A.
2.694% due 05/28/2010		$4,300	4,257
France Government Bond
4.000% due 04/25/2014	EUR	600	908
4.000% due 10/25/2014		3,100	4,680
4.000% due 10/25/2038		800	1,066
4.000% due 04/25/2055		600	782
4.750% due 04/25/2035		700	1,060
5.750% due 10/25/2032		3,900	6,752
French Treasury Notes
3.500% due 01/12/2009		13,800	21,604
Societe Generale
5.922% due 12/31/2049		$1,000	852
Vivendi
5.750% due 04/04/2013		3,400	3,365
6.625% due 04/04/2018		2,500	2,488

Total France (Cost $57,218)			58,719

GERMANY 13.1%
Deutsche Bank AG
5.375% due 10/12/2012		$2,300	2,337
6.000% due 09/01/2017		1,900	1,925
Republic of Germany
4.250% due 01/04/2014	EUR	4,400	6,795
4.250% due 07/04/2039		4,700	6,674
4.500% due 01/04/2013		3,040	4,745
4.750% due 07/04/2028		1,300	1,997
4.750% due 07/04/2034		6,200	9,498
5.000% due 01/04/2012		3,200	5,084
5.500% due 01/04/2031		6,200	10,445
5.625% due 01/04/2028		35,800	60,909
6.250% due 01/04/2024		8,400	15,123
6.250% due 01/04/2030		3,100	5,694
6.500% due 07/04/2027		5,980	11,185

Total Germany (Cost $141,794)			142,411

ICELAND 0.2%
Glitnir Banki HF
3.204% due 01/18/2012		$1,900	1,473
Kaupthing Bank HF
5.750% due 10/04/2011		900	729

Total Iceland (Cost $2,803)			2,202

IRELAND 2.2%
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	3,186
Bank of Ireland
2.819% due 12/19/2008		$2,400	2,399
Cars Alliance Funding PLC
4.861% due 10/08/2023	EUR	2,300	3,519
Celtic Residential Irish Mortgage Securitisation
4.702% due 06/13/2035		1,948	2,933
Immeo Residential Finance PLC
5.118% due 12/15/2016		1,750	2,512
Ireland Government Bond
4.400% due 06/18/2019		4,800	7,135
Osiris Capital PLC
7.713% due 01/15/2010		$500	504
SC Germany Auto
4.545% due 08/11/2015	EUR	830	1,291
Talisman Finance PLC
4.994% due 04/22/2017		846	1,281

Total Ireland (Cost $23,613)			24,760

ITALY 2.4%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	6,900	10,451
4.500% due 05/01/2009		4,150	6,521
5.500% due 11/01/2010		1,400	2,230
Locat Securitisation Vehicle Srl
5.140% due 12/12/2024		1,458	2,236
Siena Mortgages SpA
5.188% due 12/16/2038		2,906	4,465

Total Italy (Cost $24,910)			25,903

JAPAN 25.5%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,267
Japan Government Bond
1.100% due 09/20/2012	JPY	7,190,000	67,819
1.500% due 12/20/2017		380,000	3,562
1.600% due 09/20/2013		1,030,000	9,911
1.800% due 06/20/2017		4,000,000	38,557
2.300% due 06/20/2035		2,440,000	22,516
2.400% due 03/20/2034		590,000	5,565
2.500% due 09/20/2035		1,460,000	14,038
2.500% due 09/20/2036		1,250,000	11,980
2.500% due 09/20/2037		680,000	6,531
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		443,960	4,145
1.000% due 06/10/2016		1,526,610	14,346
1.100% due 12/10/2016		1,797,160	16,991
1.200% due 03/10/2017		171,190	1,627
1.200% due 06/10/2017		4,149,200	39,307
1.200% due 12/10/2017		1,175,850	11,118
JLOC LLC
1.222% due 01/15/2015		92,796	865
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,276
Sumitomo Mitsui Banking Corp.
1.764% due 12/31/2049	JPY	100,000	944
1.844% due 12/01/2049		200,000	1,896
5.625% due 07/29/2049		$900	810

Total Japan (Cost $267,549)			278,071

JERSEY, CHANNEL ISLANDS 0.6%
Arran Master Trust
2.827% due 12/15/2012		$800	774
Haus Ltd.
4.779% due 12/10/2037	EUR	571	880
HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	5,637

Total Jersey, Channel Islands (Cost $7,149)			7,291

LUXEMBOURG 0.3%
Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	3,034

Total Luxembourg (Cost $3,000)			3,034

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,106

Total Mexico (Cost $1,200)			1,106

NETHERLANDS 3.2%
Delphinus BV
5.109% due 04/25/2093	EUR	2,000	3,129
5.147% due 11/28/2031		2,773	4,332
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	691
Dutch Mortgage Portfolio Loans BV
5.109% due 11/20/2035	EUR	1,765	2,732
Dutch Mortgage-Backed Securities BV
4.715% due 07/02/2077		329	518
5.007% due 10/02/2079		778	1,216
5.088% due 11/02/2035		116	182
Generali Finance BV
5.479% due 02/28/2049		900	1,232
Globaldrive BV
4.777% due 06/20/2015		800	1,140
Holland Euro-Denominated Mortgage-Backed Series
5.044% due 04/18/2012		316	497
Netherlands Government Bond
3.750% due 07/15/2014		2,700	4,030
5.000% due 07/15/2011		2,100	3,327
Rabobank Nederland NV
3.119% due 05/19/2010		$11,400	11,386
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		800	800

Total Netherlands (Cost $30,868)			35,212

NETHERLANDS ANTILLES 0.1%
BTMU Curacao Holdings
1.020% due 12/31/2049	JPY	100,000	946

Total Netherlands Antilles (Cost $851)			946

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	929

Total New Zealand (Cost $419)			929

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	4,047

Total Norway (Cost $4,000)			4,047

RUSSIA 0.4%
Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,438
8.146% due 04/11/2018		1,100	1,143
VTB Capital S.A.
6.875% due 12/11/2008		2,100	2,129

Total Russia (Cost $4,606)			4,710

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,729

Total South Korea (Cost $2,771)			2,729

SPAIN 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,345
Bankinter S.A.
5.000% due 05/14/2010		1,900	2,944
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,422
Spain Government Bond
4.200% due 07/30/2013	EUR	2,900	4,436
4.200% due 01/31/2037		1,300	1,756
5.750% due 07/30/2032		30	51

Total Spain (Cost $12,427)			12,954

SWITZERLAND 2.4%
Credit Suisse New York, Inc.
5.000% due 05/15/2013		$10,800	10,526
UBS AG
3.704% due 05/05/2010		9,200	9,169
3.729% due 06/19/2010		3,900	3,891
5.875% due 12/20/2017		2,900	2,830

Total Switzerland (Cost $26,773)			26,416

TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,392

Total Tunisia (Cost $3,146)			3,392

UNITED KINGDOM 4.3%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	12,002
Barclays Bank PLC
6.050% due 12/04/2017		$7,900	7,768
7.434% due 09/29/2049		2,500	2,351
7.700% due 04/29/2049		2,500	2,556
Bauhaus Securities Ltd.
5.168% due 10/30/2052	EUR	3,057	4,711
HBOS PLC
5.920% due 09/29/2049		$3,900	2,783
6.750% due 05/21/2018		3,000	2,877
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,728
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	372
United Kingdom Gilt
4.500% due 12/07/2042	GBP	2,900	5,646
Weather Investments II SARL
10.920% due 12/17/2014	EUR	1,000	1,587
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	294

Total United Kingdom (Cost $45,595)			46,675

UNITED STATES 77.1%
Asset-Backed Securities 3.9%
AFC Home Equity Loan Trust
3.192% due 12/22/2027		$29	17
Amortizing Residential Collateral Trust
3.182% due 10/25/2031		34	32
Amresco Residential Securities Mortgage Loan Trust
3.422% due 06/25/2029		54	53
BA Credit Card Trust
3.051% due 04/15/2013		8,900	8,888
3.671% due 12/16/2013		4,000	4,062
Bear Stearns Asset-Backed Securities Trust
2.882% due 10/27/2032		81	74
2.932% due 03/25/2043		50	50
3.142% due 10/25/2032		44	38
Capital Auto Receivables Asset Trust
3.171% due 09/15/2010		1,700	1,703
Chase Issuance Trust
2.491% due 03/15/2013		5,600	5,515
3.371% due 05/16/2011		3,100	3,115
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		28	26
Ford Credit Auto Owner Trust
3.371% due 01/15/2011		5,300	5,316
3.891% due 06/15/2012		4,300	4,345
HSI Asset Securitization Corp. Trust
2.542% due 05/25/2037		935	855
Lehman XS Trust
2.652% due 04/25/2046		2,000	1,865
MBNA Credit Card Master Note Trust
2.461% due 09/15/2011		900	897
Residential Asset Mortgage Products, Inc.
3.042% due 06/25/2032		30	26
Residential Asset Securities Corp.
2.982% due 07/25/2032		108	94
Saxon Asset Securities Trust
3.022% due 01/25/2032		20	20
SLC Student Loan Trust
2.674% due 02/15/2015		3,052	3,043
SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,191
Wells Fargo Home Equity Trust
2.712% due 10/25/2035		1,831	1,765
2.722% due 11/25/2035		252	250

			43,240

Bank Loan Obligations 1.0%
Daimler Finance North America LLC
6.780% due 08/03/2012		8,436	6,987
Ford Motor Co.
5.480% due 12/15/2013		988	799
Georgia-Pacific Corp.
4.399% due 12/20/2012		190	180
4.446% due 12/20/2012		1,619	1,531
4.551% due 12/20/2012		145	138
HCA, Inc.
5.051% due 11/18/2013		1,876	1,765

			11,400

Commodity Index-Linked Notes 0.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		3,000	2,980

Corporate Bonds & Notes 28.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	502
Allstate Life Global Funding II
3.328% due 05/21/2010		8,100	8,053
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,500	2,494
American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	2,895
American Express Bank FSB
2.542% due 04/26/2010		2,700	2,660
2.625% due 06/12/2012		800	745
5.500% due 04/16/2013		5,200	5,092
American Express Co.
7.000% due 03/19/2018		5,900	5,991
American Express Credit Corp.
5.875% due 05/02/2013		1,800	1,792
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,655
5.850% due 01/16/2018		$3,000	2,819
8.000% due 05/22/2038	EUR	6,500	10,104
8.175% due 05/15/2058		$5,100	4,818
Amgen, Inc.
2.726% due 11/28/2008		1,200	1,196
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,031
AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,790
Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	5,446
8.000% due 12/29/2049		$4,600	4,320
8.125% due 12/29/2049		6,100	5,774
Bank of America N.A.
3.316% due 05/12/2010		2,400	2,390
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		3,700	3,852
7.250% due 02/01/2018		11,600	12,143
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	982
6.400% due 06/15/2016		1,700	1,606
Caterpillar Financial Services Corp.
3.329% due 06/25/2010		6,000	5,997
3.559% due 06/24/2011		2,800	2,799
Charter One Bank N.A.
2.957% due 04/24/2009		4,500	4,488
Citigroup Capital XXI
8.300% due 12/21/2057		8,800	8,347
Citigroup Funding, Inc.
3.820% due 05/07/2010		2,000	1,985
Citigroup, Inc.
5.500% due 04/11/2013		5,000	4,887
6.000% due 08/15/2017		2,300	2,201
6.125% due 05/15/2018		8,000	7,681
8.400% due 04/29/2049		2,000	1,904
CNA Financial Corp.
6.000% due 08/15/2011		800	804
Computer Sciences Corp.
6.500% due 03/15/2018		3,000	3,024
Cox Communications, Inc.
6.750% due 03/15/2011		700	723
CVS Caremark Corp.
5.750% due 08/15/2011		300	308
Daimler Finance North America LLC
3.138% due 03/13/2009		3,300	3,291
4.875% due 06/15/2010		300	302
5.750% due 09/08/2011		400	408
Exelon Corp.
4.900% due 06/15/2015		3,000	2,767
General Electric Capital Corp.
2.826% due 12/12/2008		1,100	1,098
4.625% due 09/15/2066	EUR	1,000	1,325
6.375% due 11/15/2067		$2,400	2,276
GMAC LLC
4.750% due 09/14/2009	EUR	600	794
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (h)	CAD	2,200	2,022
5.375% due 02/15/2013	EUR	800	1,198
6.150% due 04/01/2018		$2,800	2,725
6.250% due 09/01/2017		2,900	2,876
7.250% due 04/10/2028	GBP	200	415
HCP, Inc.
5.950% due 09/15/2011		$300	292
HJ Heinz Finance Co.
6.000% due 03/15/2012		900	927
Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,883
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	884
5.350% due 03/01/2012		1,000	896
6.625% due 11/15/2013		3,000	2,700
Johnson Controls, Inc.
5.250% due 01/15/2011		900	911
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		760	780
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,660
6.000% due 01/15/2018		$4,900	4,789
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	3,034
6.000% due 10/01/2017		$5,500	5,360
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,300	1,130
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	1,034
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	3,290
Kraft Foods, Inc.
6.250% due 06/01/2012		900	921
Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009		6,700	6,387
5.625% due 01/24/2013		3,700	3,507
6.875% due 05/02/2018		6,100	5,924
Lennar Corp.
5.950% due 10/17/2011		900	756
Loews Corp.
5.250% due 03/15/2016		300	291
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		300	294
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,919
Masco Corp.
5.875% due 07/15/2012		300	287
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		400	387
2.901% due 03/23/2010		1,571	1,474
4.966% due 05/12/2010		9,300	9,157
6.875% due 04/25/2018		5,700	5,442
Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,931
Morgan Stanley
4.778% due 05/14/2010		4,200	4,186
6.000% due 04/28/2015		6,500	6,232
6.250% due 08/28/2017		400	374
6.625% due 04/01/2018		5,700	5,418
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		2,700	2,699
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	912
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	981
NiSource Finance Corp.
5.400% due 07/15/2014		300	281
Nordstrom, Inc.
6.250% due 01/15/2018		3,000	2,930
Nucor Corp.
5.850% due 06/01/2018		3,000	3,041
Pricoa Global Funding I
3.473% due 06/04/2010		5,700	5,697
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,100	3,105
Reynolds American, Inc.
3.476% due 06/15/2011		400	380
Ryder System, Inc.
3.500% due 03/15/2009		1,000	999
6.000% due 03/01/2013		3,000	3,008
Sara Lee Corp.
6.250% due 09/15/2011		900	922
Sealed Air Corp.
6.950% due 05/15/2009		800	811
Simon Property Group LP
6.125% due 05/30/2018		2,000	1,952
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	2,938
Sprint Capital Corp.
8.750% due 03/15/2032		200	191
Sprint Nextel Corp.
6.000% due 12/01/2016		700	603
State Street Capital Trust IV
3.776% due 06/15/2037		2,400	1,852
SUPERVALU, Inc.
7.500% due 11/15/2014		200	201
Target Corp.
7.000% due 01/15/2038		2,800	2,884
Verizon Communications, Inc.
4.350% due 02/15/2013		4,000	3,854
5.500% due 04/01/2017		700	675
Viacom, Inc.
5.750% due 04/30/2011		2,000	2,007
Wachovia Mortgage FSB
2.798% due 05/08/2009		4,700	4,672
WEA Finance LLC
7.125% due 04/15/2018		3,000	3,084
Wells Fargo & Co.
4.375% due 01/31/2013		2,500	2,424

			305,355

Mortgage-Backed Securities 10.4%
Adjustable Rate Mortgage Trust
5.141% due 09/25/2035		241	230
American Home Mortgage Assets Trust
4.448% due 11/25/2046		1,340	990
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,238	1,087
Banc of America Funding Corp.
4.622% due 02/20/2036		1,116	1,058
6.141% due 01/20/2047		336	273
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,995	2,891
BCAP LLC Trust
2.652% due 01/25/2037		4,832	3,094
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		6,426	6,145
4.415% due 05/25/2034		676	637
4.476% due 02/25/2034		44	43
4.550% due 08/25/2035		6,394	6,140
4.629% due 05/25/2034		231	221
4.641% due 10/25/2033		345	332
4.760% due 11/25/2034		497	484
Bear Stearns Alt-A Trust
5.701% due 09/25/2035		1,656	1,367
5.784% due 11/25/2036		5,119	4,151
5.916% due 02/25/2036		2,919	2,250
5.920% due 11/25/2036		668	480
Bear Stearns Structured Products, Inc.
5.674% due 01/26/2036		2,395	1,993
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		1,400	1,324
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		1,246	1,178
4.748% due 08/25/2035		1,208	1,152
4.900% due 10/25/2035		6,862	6,666
Countrywide Alternative Loan Trust
2.832% due 05/25/2037		707	486
5.250% due 06/25/2035		461	400
6.000% due 01/25/2037		1,843	1,477
6.250% due 08/25/2037		348	262
Countrywide Home Loan Mortgage Pass-Through Trust
2.802% due 03/25/2035		3,415	2,638
2.812% due 02/25/2035		524	425
4.799% due 11/25/2034		454	437
4.842% due 04/20/2035		232	225
5.607% due 08/25/2034		129	108
CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033		527	515
5.097% due 07/25/2033		41	39
5.550% due 05/25/2032		23	23
6.500% due 04/25/2033		84	79
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033		353	344
4.464% due 07/25/2033		149	146
5.368% due 08/25/2035		244	233
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034		62	50
5.500% due 09/25/2034		1,838	1,818
GMAC Mortgage Securities Inc.
7.430% due 12/01/2021		46	46
Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047		491	466
2.682% due 10/25/2046		1,600	839
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		67	64
GSR Mortgage Loan Trust
4.510% due 03/25/2033		331	317
Harborview Mortgage Loan Trust
2.672% due 01/19/2038		857	614
5.145% due 07/19/2035		116	107
5.172% due 05/19/2033		500	483
Indymac Index Mortgage Loan Trust
2.682% due 11/25/2046		1,903	931
5.044% due 12/25/2034		131	114
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		1,151	1,025
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		1,300	1,234
6.465% due 11/15/2035		2,300	2,365
JPMorgan Mortgage Trust
4.386% due 11/25/2033		364	357
5.020% due 02/25/2035		711	671
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		169	169
MASTR Adjustable Rate Mortgages Trust
4.133% due 07/25/2034		473	456
MASTR Alternative Loans Trust
2.882% due 03/25/2036		396	282
Mellon Residential Funding Corp.
2.911% due 12/15/2030		842	783
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,200	1,114
6.156% due 08/12/2049		2,700	2,614
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		4,212	3,388
2.732% due 08/25/2036		336	213
6.239% due 02/25/2033		230	227
MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035		1,774	1,681
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		3,787	2,716
2.692% due 04/25/2046		415	297
2.712% due 05/25/2037		969	503
2.788% due 09/25/2046		800	329
Residential Asset Securitization Trust
5.750% due 02/25/2036		596	501
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		209	183
6.500% due 03/25/2032		90	88
Sequoia Mortgage Trust
2.829% due 07/20/2033		879	787
2.832% due 10/19/2026		436	413
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		237	211
4.590% due 04/25/2034		538	514
5.210% due 09/25/2034		1,110	1,075
Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046		943	675
2.732% due 07/19/2035		1,747	1,338
2.772% due 07/19/2034		237	204
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		8,443	7,817
5.572% due 10/15/2048		4,300	4,124
WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045		1,389	1,094
2.742% due 11/25/2045		621	477
2.792% due 01/25/2045		647	501
3.022% due 12/25/2027		2,218	2,026
4.134% due 08/25/2034		1,572	1,505
4.229% due 03/25/2034		1,024	1,003
4.268% due 01/25/2047		987	748
4.561% due 06/25/2033		175	171
5.756% due 03/25/2033		1,037	1,034
Washington Mutual Alternative Mortgage Pass-Through Certificates
4.288% due 04/25/2047		1,419	806
4.298% due 04/25/2047		897	514
4.468% due 07/25/2046		712	504
Wells Fargo Mortgage-Backed Securities Trust
4.622% due 06/25/2035		6,630	6,519

			113,128

Municipal Bonds & Notes 1.4%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		5,000	4,958
5.000% due 12/01/2037		600	589
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		270	238
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,200	918
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		400	401
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		285	287
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		5,600	4,894
6.500% due 06/01/2023		715	658
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	905
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	101
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		370	340
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2017		200	207
New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013		620	621
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		600	41

			15,158

	Shares
Preferred Stocks 0.1%
DG Funding Trust
5.041% due 12/31/2049		130	1,297

	Principal Amount (000s)
U.S. Government Agencies 31.8%
Fannie Mae
2.682% due 10/27/2037		$5,700	5,453
4.205% due 11/01/2034 (c)		5,375	5,476
4.940% due 12/01/2034 (c)		896	902
5.000% due 11/25/2032		4,400	4,129
5.000% due 07/01/2018 - 04/01/2038 (c)		24,555	23,358
5.070% due 05/01/2035 (c)		554	552
5.352% due 03/01/2024		22	23
5.500% due 10/01/2017 - 09/01/2037 (c)		88,256	87,236
5.500% due 09/25/2024 - 07/01/2038		6,008	6,055
6.000% due 01/01/2036 - 05/01/2038 (c)		101,886	102,934
6.470% due 09/25/2012		1,000	1,095
6.500% due 06/01/2029 - 10/01/2037 (c)		3,671	3,786
6.500% due 08/01/2037 - 07/01/2038		3,658	3,767
6.950% due 11/01/2023		10	10
9.000% due 04/01/2016		2	2
15.750% due 12/01/2011		0	1
Federal Farm Credit Bank
7.530% due 04/15/2009		475	492
Federal Home Loan Bank
5.750% due 08/15/2011		500	531
7.400% due 02/01/2021		137	137
Financing Corp.
0.000% due 12/27/2018		12,100	7,419
Freddie Mac
2.821% due 12/15/2030		557	550
4.500% due 02/15/2020		8,626	8,547
4.994% due 10/25/2044		4,113	4,002
5.000% due 12/15/2031		3,600	3,496
5.333% due 04/01/2037 (c)		1,587	1,611
5.381% due 04/01/2037 (c)		143	145
5.500% due 07/01/2037 (c)		1,918	1,891
5.832% due 05/01/2023		75	75
6.632% due 02/01/2029 (c)		328	332
Ginnie Mae
3.071% due 02/16/2030		249	252
5.125% due 12/20/2023 - 12/20/2026		76	77
5.250% due 01/20/2030		73	74
5.375% due 02/20/2024 (c)		149	149
5.625% due 07/20/2022 - 09/20/2026		162	163
6.000% due 08/20/2034 - 07/01/2038		30,403	30,897
6.375% due 05/20/2022 - 05/20/2030		197	201
6.500% due 07/01/2038		34,000	35,121
8.500% due 01/15/2030 - 02/15/2031 (c)		186	205
Small Business Administration
6.640% due 02/01/2011		150	155
7.640% due 03/10/2010		36	37
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,226
7.140% due 05/23/2012		1,000	1,114

			346,678

U.S. Treasury Obligations 0.2%
U.S. Treasury Strips
0.000% due 08/15/2024		3,500	1,642

Total United States (Cost $858,038)			840,878

SHORT-TERM INSTRUMENTS 9.4%
Certificates of Deposit 0.6%
Unicredito Italiano NY
3.071% due 05/18/2009		6,100	6,100

Commercial Paper 4.7%
Citibank N.A.
3.570% due 08/19/2008		6,500	6,468
Federal Home Loan Bank
2.000% due 07/01/2008		20,000	20,000
Lloyds TSB Bank PLC
2.490% due 07/01/2008		25,300	25,300

			51,768

Repurchase Agreements 0.5%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		5,864	5,864

(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $5,982. Repurchase proceeds are $5,864.)
U.S. Treasury Bills 3.6%
1.843% due 08/28/2008 - 09/25/2008 (a)(b)		39,000	38,767

Total Short-Term Instruments (Cost $102,577)			102,499

Purchased Options (f) 0.8% (Cost $8,453)			8,648
Total Investments 160.5% (Cost $1,743,841)			$1,751,053
Written Options (g) (0.8%) (Premiums $8,269)			(8,384)
Other Assets and Liabilities (Net) (59.7%)			(651,715)

Net Assets 100.0%			$1,090,954

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $36,780 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $168,548 at a weighted average interest rate of 2.476%. On June 30, 2008, securities valued at $230,245 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $15,245 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	196	$181
3-Month Canadian Bankers’ Acceptance March Futures	Short	03/2009	153	210
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	19	25
90-Day Euribor December Futures	Long	12/2008	1	0
90-Day Euribor March Futures	Short	03/2009	208	1,153
90-Day Euribor September Futures	Short	09/2008	278	11
90-Day Eurodollar December Futures	Long	12/2008	802	(165)
90-Day Eurodollar December Futures	Long	12/2009	1,587	(2,895)
90-Day Eurodollar March Futures	Long	03/2009	88	30
90-Day Eurodollar March Futures	Long	03/2010	315	(905)
90-Day Eurodollar September Futures	Long	09/2008	47	35
90-Day Eurodollar September Futures	Long	09/2009	1,455	(3,624)
Australia Government 3-Year Bond September Futures	Short	09/2008	258	(181)
Australia Government 10-Year Bond September Futures	Short	09/2008	85	(129)
Euro-Bobl September Futures	Short	09/2008	92	227
Euro-Bobl September Futures Call Options Strike @ EUR 115.500	Long	09/2008	199	0
Euro-Bobl September Futures Call Options Strike @ EUR 117.000	Long	09/2008	44	0
Euro-Bund 10-Year Bond September Futures	Long	09/2008	256	(500)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	609	0
Euro-Schatz September Futures	Short	09/2008	1,062	1,130
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	1,582	0
Japan Government 10-Year Bond September Futures	Short	09/2008	8	(227)
U.S. Treasury 2-Year Note September Futures	Short	09/2008	2,011	(600)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	4,240	3,328
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	54	46
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	8	20
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	53	189

				$(2,641)

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014	DUB		$500	$9
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	DUB	EUR	600	8
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.450%)	06/20/2015	WAC		$3,000	44
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012	BCLY		1,000	9
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.920%)	06/20/2013	RBS		3,000	1
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012	CITI		800	7
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%)	12/20/2012	BOA		7,000	74
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.875%)	06/20/2013	BCLY		2,000	5
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	BOA		800	27
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	JPM		400	13
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%	03/20/2013	LEH	EUR	1,700	43
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%)	03/20/2018	JPM		$5,500	(496)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP		5,100	(424)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.770%)	03/20/2018	DUB		1,000	20
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011	MLP		1,000	35
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%)	06/20/2016	UBS		1,700	(24)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH		8,100	137
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011	MLP		9,000	170
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011	LEH		6,600	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	LEH		3,100	62
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011	MSC		6,500	132
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012	GSC		900	36
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(1.420%)	09/20/2013	BCLY		3,800	(4)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(1.336%)	09/20/2018	DUB		1,500	12
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(1.300%)	09/20/2018	CSFB		10,000	107
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR		800	11
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012	MLP	EUR	800	3
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.160%)	03/20/2018	BOA		$3,000	(91)
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011	MSC		700	8
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011	RBS		300	3
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009	RBC		1,000	2
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010	BEAR		300	1
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011	RBS		400	2
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS		7,400	7
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%)	06/20/2013	BNP		1,000	2
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	BEAR		700	8
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017	BOA		600	10
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017	BCLY		400	7
Exelon Corp. 4.900% due 06/15/2015	Buy	(1.260%)	06/20/2015	CITI		3,000	(13)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%)	06/20/2013	LEH		6,300	32
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%)	09/20/2013	JPM		4,800	17
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%	03/20/2009	JPM		3,300	(83)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%	03/20/2009	CITI		5,100	(125)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI		700	(1)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012	BOA		1,100	(263)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	LEH		1,000	159
Freddie Mac 4.500% due 01/15/2014	Buy	(0.570%)	09/20/2013	JPM		5,700	21
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2009	BOA		200	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB		400	(1)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012	RBS		1,900	431
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012	WAC		600	(4)
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%	03/20/2009	GSC		2,100	(68)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016	UBS		1,100	72
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	BEAR		1,000	0
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011	JPM		300	18
Home Depot, Inc. 5.250% due 12/16/2013	Buy	(0.980%)	12/20/2013	MSC		3,000	46
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.500%	06/20/2010	GSC		1,600	(16)
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012	GSC	EUR	600	(6)
International Lease Finance Corp. 5.300% due 05/01/2012	Buy	(1.620%)	06/20/2012	JPM		$1,000	62
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	MLP		1,000	110
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.540%)	12/20/2013	BCLY		3,000	175
International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012	BEAR		2,000	126
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017	DUB		400	47
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	GSC		500	(4)
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	CSFB		900	16
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016	RBC		1,600	85
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%)	03/20/2018	DUB		2,600	58
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%)	03/20/2018	UBS		1,700	39
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB		600	14
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011	RBS		900	194
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012	GSC	EUR	900	7
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%)	06/20/2012	BEAR		$1,000	27
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.600%)	06/20/2018	DUB		3,000	133
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%)	06/20/2018	JPM		3,100	151
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012	MLP		900	32
Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012	MSC		900	6
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016	BEAR		300	2
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012	BOA		400	3
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009	BOA		300	5
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.590%)	09/20/2014	DUB		3,000	31
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012	MSC		300	22
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012	MLP		1,400	77
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%)	06/20/2017	UBS		1,000	80
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%)	09/20/2018	BCLY		4,300	28
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC		2,100	4
Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008	HSBC		5,900	13
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	CSFB		1,500	3
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	MSC		1,200	3
Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012	MLP		1,200	(57)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011	DUB		1,100	27
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	LEH		1,000	8
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014	BEAR		300	13
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012	BOA		300	1
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012	BCLY		300	1
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(1.120%)	03/20/2018	BOA		3,000	10
Nucor Corp. 5.850% due 06/01/2018	Buy	(0.530%)	06/20/2018	GSC		3,000	2
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012	MSC		800	10
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.430%)	06/20/2013	RBS		2,400	78
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%)	06/20/2013	GSC		3,700	123
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008	GSC		5,900	6
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%)	03/20/2009	BCLY		1,000	1
Ryder System, Inc. 6.000% due 03/01/2013	Buy	(0.850%)	03/20/2013	BOA		3,000	23
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011	LEH		900	1
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012	GSC	EUR	1,000	40
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	BCLY		$900	4
Simon Property Group LP 6.125% due 05/30/2018	Buy	(0.947%)	06/20/2018	DUB		2,000	41
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB		3,000	(47)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%	03/20/2009	GSC		300	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC		1,500	(15)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2009	CITI		700	(5)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012	GSC		600	(80)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	DUB		23,300	(16)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	JPM		9,300	(13)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%	03/20/2013	GSC		11,900	69
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%)	09/20/2014	BOA		3,000	10
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%)	12/20/2016	BEAR		700	75
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012	RBS		600	12
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014	DUB		400	25
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.530%)	06/20/2018	JPM		3,000	41
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	MSC		200	(5)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012	DUB	EUR	600	17
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%)	06/20/2017	LEH		$700	17
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011	MSC		300	2
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS		800	(16)
Vivendi 6.625% due 04/04/2018	Buy	(1.500%)	06/20/2018	JPM		2,500	0
WEA Finance LLC 7.125% due 04/15/2018	Buy	(2.080%)	06/20/2018	HSBC		3,000	(37)
Weatherford International Ltd. 5.500% due 02/15/2016	Buy	(0.560%)	03/20/2016	BOA		1,600	38
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017	LEH		1,900	149
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017	BCLY		600	51
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	BCLY		400	37

							$2,505

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	DUB		$600	$(38)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	CITI		9,300	(556)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012	CITI		1,100	(21)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012	MLP		1,200	2
Dow Jones CDX N.A. HY8 Index	Sell	3.920%	06/20/2012	LEH		1,200	4
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BCLY		2,000	122
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BOA		4,400	268
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC		9,000	541
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	JPM		2,100	127
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	LEH		8,900	531
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC		9,400	571
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	UBS		4,700	285
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	CSFB		13,700	681
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		91,600	3,168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		7,700	16
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY		700	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB		18,000	43
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC		2,200	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC		2,000	8
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC		17,500	361
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%)	06/20/2018	DUB	EUR	22,000	512
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BCLY		5,300	448
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		2,300	196
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	HSBC		700	60
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		1,900	158
Home Equity Index AA Rating 2006-1	Sell	0.320%	07/25/2045	CSFB		$3,000	(217)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB		6	0
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	LEH		1,800	(4)

							$7,278

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	23,700	$(194)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		52,430	(416)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		16,800	(162)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		16,800	(154)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	(4)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		2,800	(4)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		6,800	(35)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI		2,300	(33)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$43,200	(126)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		72,000	170
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		298,100	(2,830)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		15,200	52
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		54,500	64
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		27,900	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		88,100	682
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		68,800	1,287
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		18,800	30
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		18,300	31
Receive	3-Month USD-LIBOR	5.000%	12/18/2015	BCLY		175,200	(728)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		24,500	(504)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		2,100	(93)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		22,000	(485)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		5,800	(150)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		1,500	(91)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		7,800	(386)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		6,100	(300)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		41,000	(2,181)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		22,100	(99)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		7,700	(145)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		16,900	(360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		5,100	(87)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,400	(510)
Receive	3-Month USD-LIBOR	6.000%	12/17/2031	GSC		13,400	(2,285)
Receive	3-Month USD-LIBOR	6.000%	12/17/2031	MSC		5,500	(1,150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,500	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		5,500	(126)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		3,900	50
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		5,800	(101)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	9,000	(201)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		17,000	(340)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		14,200	(289)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		2,300	(134)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		1,400	(72)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		2,500	(140)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		600	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		10,800	(580)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	38,900	(1,650)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		30,000	(1,228)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		23,700	(408)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		60,400	(128)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		83,500	585
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		54,300	(710)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		22,400	(269)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		6,800	(120)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		22,300	1,965
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		20,000	1,787
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		18,500	671
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		22,100	762
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		3,100	29
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	6,300	(135)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		29,400	(685)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		65,200	(1,550)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		18,700	(530)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		29,600	(778)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		75,300	(1,741)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		1,400	(123)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	GSC		400	(20)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		20	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		400	(35)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		3,400	(289)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		10,000	(493)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		1,300	(56)
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		73,100	(6,388)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		6,600	(482)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		5,200	(349)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		39,200	(2,951)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		14,400	(1,055)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		4,000	(217)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		30,600	2,609
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		20,500	1,876
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		1,900	193
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		27,700	3,181
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		7,100	614
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,600	150
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,700	30
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,200	66
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		1,700	34
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		1,700	31
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		11,200	37
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		2,200	8
Receive	6-Month EUR-LIBOR	6.000%	06/18/2034	GSC		500	(26)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		1,300	(41)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		6,700	(198)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,500	8
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(7)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		1,300	16
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		6,400	43
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		6,800	690
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,300	(6)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		2,600	(10)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		200	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC	GBP	27,400	(358)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		27,400	642
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		6,000	(189)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		11,700	(347)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		5,900	(268)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		9,100	(362)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		12,300	(501)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		8,000	(352)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		18,700	320
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		11,700	(669)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		10,800	(579)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		10,800	(541)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		14,400	(730)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		16,800	(1,507)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		21,000	(2,007)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		7,600	(678)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,500	(147)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		2,200	(227)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		1,800	(176)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		6,400	(561)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		700	(75)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		3,900	(392)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		10,200	(495)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		25,100	210
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		3,300	(206)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		5,300	(370)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		3,000	(37)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		2,000	125
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		2,000	106
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		2,000	116
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		7,900	527
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		7,800	182
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		7,700	(86)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		13,900	256
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		1,300	84
Pay	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		1,000	(119)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,200	(48)
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(57)
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB		2,040,000	(39)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	18
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		3,840,000	179
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		8,220,000	806
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		2,490,000	213
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		1,900,000	(422)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		1,000,000	(106)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		3,890,000	(435)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		4,130,000	(468)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		250,000	(42)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		470,000	208
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		780,000	(493)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	131

							$(30,566)

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	786	$27	$13
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	1,445	49	23
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	446	8	4
Call - CBOT U.S. Treasury 10-Year Note September Futures	126.000	08/22/2008	26	$0	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	1,890	34	31
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/22/2008	160	3	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	3,826	69	57
Put - CBOT U.S. Treasury 10-Year Note September Futures	99.000	08/22/2008	100	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/22/2008	175	3	3

				$195	$135

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	27,000	$144	$75
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$270,000	1,458	1,280
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		109,200	1,087	1,911
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	744
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		96,500	1,131	978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		243,600	2,524	1,193
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	326
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	778

								$7,521	$7,285

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.150	07/09/2008	EUR	20,000	$1	$0
Put - OTC Euro versus U.S. dollar		1.190	07/09/2008		62,000	5	0
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	384
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	61
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	300
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	52
Call - OTC U.S. dollar versus Japanese yen	JPY	115.000	07/09/2008		$40,000	2	2
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	192	173
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	147	248

						$709	$1,220

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.500% due 09/01/2038	$107.000	09/04/2008	$20,000	$2	$3
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	106.500	09/04/2008	10,000	1	0
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	107.000	09/04/2008	10,000	1	1
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.641	07/25/2008	23,000	3	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.641	07/25/2008	23,200	3	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	121.000	07/25/2008	35,500	4	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	120.000	07/25/2008	20,300	2	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	115.500	10/10/2008	6,000	1	1
Put - OTC Fannie Mae 5.500% due 08/01/2038	86.000	08/06/2008	15,000	2	0
Put - OTC Fannie Mae 6.500% due 07/01/2038	87.000	07/07/2008	10,500	1	0
Put - OTC Ginnie Mae 6.000% due 08/01/2038	90.000	08/13/2008	10,000	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	16,000	2	2
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	31,000	4	1
Put - OTC Ginnie Mae 6.500% due 09/01/2038	92.000	09/15/2008	5,000	1	0

				$28	$8

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	105	$61	$4
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	349	204	29

				$265	$33

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put -OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	3,200	$73	$89
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		5,700	148	147
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		12,500	166	144
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	141
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		6,200	94	210
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		8,800	129	78
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$90,000	1,323	1,212
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	1,690
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	659
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		32,200	1,083	1,034
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		105,900	2,540	1,720
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	288
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	717

								$7,771	$8,129

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.650	07/24/2008	$3,700	$19	$19
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	5,600	40	53
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	5,200	26	2
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	1,400	74	61
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	1,400	74	87

					$233	$222

(h) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,986	$2,022	0.18%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	3,772	3,556	0.33%

				$5,758	$5,578	0.51%

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	02/13/2017	$15,000	$15,086	$15,648
Fannie Mae	5.000%	07/01/2038	12,000	11,443	11,503
Fannie Mae	5.500%	07/01/2038	27,000	26,543	26,616
Fannie Mae	6.000%	07/01/2038	68,500	69,151	69,110
Fannie Mae	6.500%	07/01/2038	24,500	25,099	25,223
U.S. Treasury Bonds	5.000%	05/15/2037	3,500	3,607	3,803
U.S. Treasury Notes	2.500%	03/31/2013	3,100	2,941	3,017
U.S. Treasury Notes	3.250%	12/31/2009	23,200	23,355	23,539
U.S. Treasury Notes	3.375%	06/30/2013	7,800	7,771	7,838
U.S. Treasury Notes	3.500%	02/15/2018	2,700	2,557	2,642
U.S. Treasury Notes	3.875%	05/15/2018	2,600	2,519	2,599
U.S. Treasury Notes	4.250%	08/15/2013	20,300	21,146	21,552
U.S. Treasury Notes	4.250%	11/15/2013	38,200	39,961	40,157
U.S. Treasury Notes	4.500%	11/15/2015	29,760	30,892	31,598
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,592	2,682
U.S. Treasury Notes	4.500%	05/15/2017	99,100	101,063	104,142
U.S. Treasury Notes	4.625%	07/31/2012	6,000	6,214	6,459
U.S. Treasury Notes	4.625%	02/15/2017	22,900	23,717	24,603
U.S. Treasury Notes	4.875%	05/31/2011	100	104	106
U.S. Treasury Notes	5.125%	05/15/2016	32,100	35,032	35,304

				$450,793	$458,141

(3)	Market value includes $2,988 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	14,909	04/2009	$0	$(41)	$(41)
Sell	AUD	23,277	07/2008	0	(162)	(162)
Buy		513	08/2008	2	0	2
Buy	BRL	74,006	07/2008	6,782	0	6,782
Sell		74,006	07/2008	0	(3,417)	(3,417)
Buy		27,949	12/2008	481	0	481
Sell		18,238	12/2008	0	(972)	(972)
Sell	CAD	5,632	08/2008	51	0	51
Buy	CLP	66,358	07/2008	0	(7)	(7)
Sell		66,358	07/2008	15	0	15
Sell		83,585	12/2008	15	0	15
Buy		66,358	05/2009	0	(15)	(15)
Buy	CNY	91,240	07/2008	354	0	354
Sell		91,240	07/2008	0	(349)	(349)
Buy		21,618	11/2008	53	0	53
Buy		128,748	05/2009	185	(5)	180
Buy		21,410	05/2010	0	(35)	(35)
Sell	DKK	44,568	09/2008	0	(171)	(171)
Buy	EUR	175,291	07/2008	2,822	0	2,822
Sell		4,559	07/2008	0	(105)	(105)
Buy	GBP	20,874	08/2008	236	0	236
Sell	HKD	599	07/2008	0	0	0
Buy	HUF	530	07/2008	0	0	0
Sell		530	07/2008	0	0	0
Buy		530	11/2008	0	0	0
Buy	INR	29,643	08/2008	0	(63)	(63)
Buy		241,332	11/2008	0	(472)	(472)
Buy	JPY	28,908,064	07/2008	4,233	0	4,233
Sell		619,200	07/2008	0	(90)	(90)
Buy	KRW	9,271,396	08/2008	0	(309)	(309)
Sell		3,756,896	08/2008	355	0	355
Buy	MXN	5,546	07/2008	36	0	36
Sell		5,546	07/2008	0	(36)	(36)
Buy		712	11/2008	0	0	0
Buy	MYR	59,702	11/2008	0	(845)	(845)
Sell	NZD	8,862	07/2008	0	(42)	(42)
Buy	PHP	133,480	08/2008	0	(106)	(106)
Buy	PLN	371	07/2008	39	0	39
Sell		371	07/2008	0	(15)	(15)
Buy		145	05/2009	2	0	2
Buy	RUB	18,874	07/2008	58	0	58
Sell		18,874	07/2008	0	(12)	(12)
Buy		174,410	11/2008	340	0	340
Sell		38,454	11/2008	0	(88)	(88)
Buy		18,874	05/2009	18	0	18
Buy	SAR	12,489	04/2009	0	(34)	(34)
Buy	SEK	48,644	09/2008	36	0	36
Buy	SGD	2,479	08/2008	75	0	75
Sell		1,746	08/2008	0	(25)	(25)
Buy		8,986	11/2008	238	0	238
Buy	TWD	60,810	09/2008	0	(10)	(10)
Buy	ZAR	2,858	07/2008	0	(16)	(16)
Sell		2,858	07/2008	0	(10)	(10)
Buy		2,858	12/2008	10	0	10

				$16,436	$(7,452)	$8,984

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$4	$1,720,835	$30,214	$1,751,053
Other Financial Instruments++	(2,641)	(473,519)	(1,817)	(477,977)

Total	$(2,637)	$1,247,316	$28,397	$1,273,076

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$18,383	$18,321	$10	$93	$(6,593)	$30,214
Other Financial Instruments++	12	0	0	(1,829)	0	(1,817)

Total	$18,395	$18,321	$10	$(1,736)	$(6,593)	$28,397

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.2%
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$200
Crusade Global Trust
5.000% due 11/19/2037	EUR	349	529
Puma Finance Ltd.
2.748% due 02/21/2038		$612	583
7.820% due 08/22/2037	AUD	741	695
8.073% due 07/12/2036		209	197
Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		1,012	945

Total Australia (Cost $3,158)			3,149

BERMUDA 0.2%
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (i)		$700	655

Total Bermuda (Cost $695)			655

CANADA 2.6%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,400	1,381
Canada Housing Trust No. 1
3.950% due 06/15/2013		3,700	3,632
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	192
Province of Quebec Canada
5.125% due 11/14/2016		$300	309
Rogers Communications, Inc.
7.625% due 12/15/2011	CAD	300	313
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	600	912

Total Canada (Cost $6,734)			6,739

CAYMAN ISLANDS 0.9%
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$700	702
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	695
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	364
Residential Reinsurance 2007 Ltd.
10.432% due 06/07/2010		$500	501
SHL Corp. Ltd.
1.626% due 12/25/2024	JPY	289	3

Total Cayman Islands (Cost $2,398)			2,265

DENMARK 3.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	28	6
Nykredit Realkredit A/S
4.000% due 01/01/2010		18,400	3,791
6.000% due 10/01/2029		192	40
Realkredit Danmark A/S
4.000% due 01/01/2010		8,800	1,815
5.000% due 10/01/2038		12,196	2,326

Total Denmark (Cost $7,454)			7,978

FRANCE 8.5%
AXA S.A.
3.750% due 01/01/2017	EUR	50	95
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		600	918
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	402
CM-CIC Covered Bonds
5.250% due 06/09/2010		500	783
Credit Agricole S.A.
2.694% due 05/28/2010		$900	891
6.637% due 05/29/2049		500	417
France Government Bond
4.000% due 04/25/2014	EUR	9,300	14,076
4.000% due 10/25/2014		700	1,057
4.000% due 10/25/2038		400	533
4.000% due 04/25/2055		100	130
4.750% due 04/25/2035		100	151
5.750% due 10/25/2032		1,200	2,077
Vivendi
5.750% due 04/04/2013		$700	693
6.625% due 04/04/2018		100	100

Total France (Cost $22,204)			22,323

GERMANY 11.4%
Deutsche Bank AG
4.875% due 05/20/2013		$1,000	985
5.375% due 10/12/2012		500	508
Republic of Germany
4.000% due 07/04/2016	EUR	2,900	4,373
4.000% due 01/04/2037		1,000	1,363
4.750% due 07/04/2034		2,000	3,064
5.500% due 01/04/2031		1,500	2,527
5.625% due 01/04/2028		4,740	8,065
6.250% due 01/04/2024		600	1,080
6.500% due 07/04/2027		4,340	8,117

Total Germany (Cost $29,686)			30,082

ICELAND 0.3%
Glitnir Banki HF
3.204% due 01/18/2012		$400	310
Kaupthing Bank HF
5.750% due 10/04/2011		200	162
Landsbanki Islands HF
3.338% due 08/25/2009		200	187

Total Iceland (Cost $800)			659

IRELAND 0.8%
Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	391	561
Ireland Government Bond
4.400% due 06/18/2019		1,000	1,486
Lusitano Mortgages PLC
5.238% due 12/15/2035		102	157

Total Ireland (Cost $2,228)			2,204

ITALY 2.0%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	909
4.500% due 05/01/2009		1,280	2,011
5.500% due 11/01/2010		400	637
Siena Mortgages SpA
5.188% due 12/16/2038		1,096	1,685

Total Italy (Cost $4,913)			5,242

JAPAN 23.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	290
Japan Government Bond
0.900% due 12/20/2012	JPY	400,000	3,733
1.100% due 09/20/2012		1,430,000	13,488
1.200% due 03/20/2012		620,000	5,878
1.500% due 12/20/2017		240,000	2,250
2.300% due 06/20/2035		440,000	4,060
2.400% due 03/20/2034		180,000	1,698
2.500% due 03/20/2036		20,000	192
2.500% due 09/20/2036		710,000	6,805
2.500% due 09/20/2037		190,000	1,825
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		90,810	848
1.000% due 06/10/2016		303,300	2,850
1.100% due 12/10/2016		371,480	3,512
1.156% due 02/28/2016		44,568	416
1.200% due 03/10/2017		99,600	947
1.200% due 06/10/2017		850,080	8,053
1.200% due 12/10/2017		160,800	1,520
1.400% due 06/10/2018		110,000	1,056
Resona Bank Ltd.
5.850% due 09/29/2049		$500	431
Sumitomo Mitsui Banking Corp.
1.764% due 12/31/2049	JPY	100,000	944
5.625% due 07/29/2049		$100	90

Total Japan (Cost $59,075)			60,886

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
4.779% due 12/10/2037	EUR	231	355
HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	300	604

Total Jersey, Channel Islands (Cost $831)			959

LIBERIA 0.0%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $103)			102

NETHERLANDS 2.3%
Delphinus BV
5.109% due 04/25/2093	EUR	500	782
5.147% due 11/28/2031		277	433
5.228% due 06/25/2066		107	167
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	115
Dutch Mortgage-Backed Securities BV
5.007% due 10/02/2079	EUR	778	1,216
Holland Euro-Denominated Mortgage-Backed Series
5.044% due 04/18/2012		79	124
Netherlands Government Bond
3.750% due 07/15/2014		200	299
5.000% due 07/15/2011		200	317
Rabobank Nederland NV
3.119% due 05/19/2010		$2,500	2,497
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		200	200

Total Netherlands (Cost $5,485)			6,150

NORWAY 1.5%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	2,000	3,075
4.500% due 05/16/2011		600	934

Total Norway (Cost $3,958)			4,009

RUSSIA 0.3%
Gaz Capital S.A.
7.343% due 04/11/2013		$300	308
8.146% due 04/11/2018		200	208
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		71	70
VTB Capital S.A.
6.875% due 12/11/2008		200	203

Total Russia (Cost $771)			789

SOUTH KOREA 0.6%
Export-Import Bank of Korea
2.772% due 06/01/2009		$1,000	991
5.750% due 05/22/2013	EUR	400	607

Total South Korea (Cost $1,616)			1,598

SPAIN 1.5%
Bankinter S.A.
5.000% due 05/14/2010	EUR	1,200	1,860
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,600	1,550
Spain Government Bond
4.400% due 01/31/2015	EUR	300	460

Total Spain (Cost $3,957)			3,870

SWITZERLAND 1.9%
Credit Suisse New York, Inc.
5.000% due 05/15/2013		$2,400	2,339
UBS AG
3.704% due 05/05/2010		800	797
5.750% due 04/25/2018		1,500	1,436
5.875% due 12/20/2017		500	488

Total Switzerland (Cost $5,185)			5,060

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	391

Total Tunisia (Cost $363)			391

UNITED KINGDOM 4.5%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,500	2,279
Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,180
7.434% due 09/29/2049		600	564
7.700% due 04/29/2049		500	511
8.250% due 02/28/2049	GBP	300	608
Bauhaus Securities Ltd.
5.168% due 10/30/2052	EUR	173	267
HBOS PLC
5.920% due 09/29/2049		$800	571
6.750% due 05/21/2018		700	671
HSBC Holdings PLC
6.500% due 05/02/2036		900	840
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	913
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$2,000	1,983
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	93
United Kingdom Gilt
4.500% due 12/07/2042	GBP	600	1,168
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	196

Total United Kingdom (Cost $11,818)			11,844

UNITED STATES 83.2%
Asset-Backed Securities 7.6%
AFC Home Equity Loan Trust
3.192% due 12/22/2027		$14	8
American Express Credit Account Master Trust
2.471% due 03/15/2011		600	600
AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		1,236	1,236
Amortizing Residential Collateral Trust
3.182% due 10/25/2031		11	11
Amresco Residential Securities Mortgage Loan Trust
3.422% due 06/25/2029		9	9
BA Credit Card Trust
3.051% due 04/15/2013		1,500	1,498
3.671% due 12/16/2013		900	914
Bear Stearns Asset-Backed Securities Trust
2.932% due 03/25/2043		19	19
3.142% due 10/25/2032		7	6
Capital Auto Receivables Asset Trust
3.171% due 09/15/2010		700	701
3.921% due 10/15/2012		700	707
Chase Issuance Trust
3.371% due 05/16/2011		700	703
Citibank Credit Card Master Trust I
2.811% due 03/10/2011		1,100	1,098
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		9	8
First Alliance Mortgage Loan Trust
2.712% due 12/20/2027		43	32
Ford Credit Auto Owner Trust
2.776% due 06/15/2009		1,264	1,264
3.071% due 07/15/2010		2,100	2,102
3.371% due 01/15/2011		2,500	2,508
3.891% due 06/15/2012		1,000	1,010
4.360% due 06/15/2010		700	704
Franklin Auto Trust
3.482% due 10/20/2011		600	599
GSAMP Trust
2.772% due 03/25/2034		85	84
MBNA Credit Card Master Note Trust
2.461% due 09/15/2011		600	598
4.900% due 07/15/2011		500	505
Mid-State Trust
8.330% due 04/01/2030		529	523
Nelnet Student Loan Trust
3.150% due 04/27/2015		700	702
Renaissance Home Equity Loan Trust
2.982% due 12/25/2033		42	35
Residential Asset Mortgage Products, Inc.
3.042% due 06/25/2032		10	9
Residential Asset Securities Corp.
2.982% due 07/25/2032		29	25
Sears Credit Account Master Trust
2.691% due 04/16/2013		700	690
SLC Student Loan Trust
3.212% due 06/15/2017		800	799
Structured Asset Securities Corp.
2.882% due 05/25/2034		39	34
Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		111	110
Wells Fargo Home Equity Trust
2.712% due 10/25/2035		255	246

			20,097

Bank Loan Obligations 0.6%
Daimler Finance North America LLC
6.780% due 08/03/2012		1,890	1,566

Commodity Index-Linked Notes 0.4%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		1,000	993

Corporate Bonds & Notes 32.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	100
Alcoa, Inc.
6.000% due 01/15/2012		1,000	1,002
Allstate Life Global Funding II
3.328% due 05/21/2010		1,800	1,789
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		500	499
American Express Bank FSB
2.542% due 04/26/2010		400	394
2.625% due 06/12/2012		300	280
5.500% due 04/16/2013		1,100	1,077
American Express Co.
7.000% due 03/19/2018		1,300	1,320
American Express Credit Corp.
3.882% due 05/27/2010		300	298
5.875% due 05/02/2013		400	398
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	355
5.850% due 01/16/2018		$500	470
8.000% due 05/22/2038	EUR	1,500	2,332
8.175% due 05/15/2058		$1,300	1,228
Amgen, Inc.
2.726% due 11/28/2008		250	249
6.150% due 06/01/2018		1,000	1,008
AT&T, Inc.
6.300% due 01/15/2038		800	760
AutoZone, Inc.
5.875% due 10/15/2012		100	100
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	206
Bank of America Corp.
2.904% due 11/06/2009		500	496
4.750% due 05/23/2017	EUR	500	717
5.750% due 12/01/2017		$500	471
8.125% due 12/29/2049		500	473
Bank of America N.A.
2.786% due 06/12/2009		1,000	998
3.316% due 05/12/2010		1,000	996
Bear Stearns Cos., Inc.
3.403% due 10/02/2009 (i)	CAD	500	474
6.400% due 10/02/2017		$1,200	1,190
6.950% due 08/10/2012		700	729
7.250% due 02/01/2018		1,100	1,151
BellSouth Corp.
5.200% due 09/15/2014		200	197
Boston Scientific Corp.
6.000% due 06/15/2011		200	196
6.400% due 06/15/2016		300	284
Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		700	686
Charter One Bank N.A.
2.957% due 04/24/2009		1,000	997
CIT Group, Inc.
2.839% due 08/17/2009		600	546
Citigroup Capital XXI
8.300% due 12/21/2057		300	285
Citigroup Funding, Inc.
2.481% due 04/23/2009		1,200	1,184
3.820% due 05/07/2010		2,800	2,780
Citigroup, Inc.
5.500% due 04/11/2013		1,300	1,271
6.000% due 08/15/2017		500	478
6.125% due 05/15/2018		2,800	2,688
8.400% due 04/29/2049		700	666
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	954
CNA Financial Corp.
6.000% due 08/15/2011		300	302
Computer Sciences Corp.
5.500% due 03/15/2013		1,000	987
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		760	761
Constellation Energy Group, Inc.
7.000% due 04/01/2012		500	519
Consumers Energy Co.
5.000% due 02/15/2012		100	99
CVS Caremark Corp.
5.750% due 08/15/2011		200	205
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	981
Daimler Finance North America LLC
3.138% due 03/13/2009		500	499
5.750% due 09/08/2011		100	102
DR Horton, Inc.
6.000% due 04/15/2011		200	184
Erac USA Finance Co.
5.800% due 10/15/2012		700	662
Exelon Corp.
4.900% due 06/15/2015		1,000	922
Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		100	101
GATX Financial Corp.
5.500% due 02/15/2012		1,000	993
General Electric Capital Corp.
2.826% due 12/12/2008		300	300
3.558% due 05/22/2013		700	696
6.375% due 11/15/2067		500	474
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	807
GMAC LLC
3.926% due 05/15/2009		$200	188
3.951% due 09/23/2008		200	197
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	460
5.375% due 02/15/2013	EUR	200	300
6.150% due 04/01/2018		$600	584
6.250% due 09/01/2017		1,500	1,487
Health Care REIT, Inc.
5.875% due 05/15/2015		400	373
HJ Heinz Finance Co.
6.000% due 03/15/2012		200	206
Home Depot, Inc.
5.400% due 03/01/2016		1,000	921
HSBC Finance Corp.
2.899% due 06/19/2009		500	490
International Lease Finance Corp.
5.350% due 03/01/2012		200	179
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		100	103
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	184
6.000% due 01/15/2018		$900	880
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	264
6.000% due 10/01/2017		$1,300	1,267
JPMorgan Chase Capital XX
6.550% due 09/29/2036		300	261
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	172
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		2,100	2,093
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		1,900	1,761
5.625% due 01/24/2013		500	474
6.875% due 05/02/2018		700	680
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	995
Masco Corp.
6.125% due 10/03/2016		200	182
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		100	97
2.901% due 03/23/2010		500	469
4.966% due 05/12/2010		2,100	2,068
6.875% due 04/25/2018		1,200	1,146
Metropolitan Life Global Funding I
5.125% due 04/10/2013		1,100	1,085
Morgan Stanley
2.820% due 05/07/2009		500	492
3.184% due 10/18/2016		200	174
4.778% due 05/14/2010		1,000	997
6.000% due 04/28/2015		1,700	1,630
6.625% due 04/01/2018		1,300	1,236
Nabors Industries, Inc.
6.150% due 02/15/2018		1,000	1,014
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		1,500	1,499
NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	526
NiSource Finance Corp.
6.800% due 01/15/2019		1,000	984
Pricoa Global Funding I
3.473% due 06/04/2010		2,400	2,399
Principal Life Income Funding Trusts
5.300% due 04/24/2013		700	701
Reynolds American, Inc.
3.476% due 06/15/2011		200	190
Sabre Holdings Corp.
7.350% due 08/01/2011		200	174
Sara Lee Corp.
6.250% due 09/15/2011		200	205
Sealed Air Corp.
5.625% due 07/15/2013		200	193
Sprint Nextel Corp.
6.000% due 12/01/2016		100	86
SUPERVALU, Inc.
7.500% due 11/15/2014		100	101
Target Corp.
7.000% due 01/15/2038		500	515
U.S. Bancorp
2.512% due 04/28/2009		600	599
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,100	1,539
UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,600	1,521
Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	963
6.400% due 02/15/2038		1,100	1,029
Viacom, Inc.
5.750% due 04/30/2011		200	201
Virginia Electric and Power Co.
6.350% due 11/30/2037		500	489
Wachovia Corp.
5.500% due 05/01/2013		1,300	1,246
Wells Fargo & Co.
4.375% due 01/31/2013		500	485
Xerox Corp.
9.750% due 01/15/2009		200	206

			85,326

Mortgage-Backed Securities 7.9%
American Home Mortgage Investment Trust
2.722% due 05/25/2047		452	259
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		355	343
BCAP LLC Trust
2.652% due 01/25/2037		871	558
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		1,262	1,207
4.415% due 05/25/2034		129	121
4.629% due 05/25/2034		46	44
4.641% due 10/25/2033		77	74
Bear Stearns Alt-A Trust
5.558% due 11/25/2035		401	335
5.784% due 11/25/2036		753	610
5.916% due 02/25/2036		596	459
6.250% due 08/25/2036		480	375
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		500	472
Bear Stearns Structured Products, Inc.
5.674% due 01/26/2036		525	436
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		300	284
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		220	208
4.748% due 08/25/2035		232	222
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	315
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		151	148
2.762% due 02/25/2037		717	524
2.832% due 05/25/2037		88	61
5.250% due 06/25/2035		103	89
5.889% due 11/25/2035		699	572
6.166% due 08/25/2036		197	189
6.250% due 08/25/2037		87	66
Countrywide Home Loan Mortgage Pass-Through Trust
2.862% due 09/25/2034		120	99
5.607% due 08/25/2034		24	20
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	243
CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033		103	100
6.500% due 04/25/2033		17	16
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033		54	53
4.464% due 07/25/2033		25	24
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		104	104
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		230	227
Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045		27	22
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		317	297
GSR Mortgage Loan Trust
4.510% due 03/25/2033		66	63
4.519% due 06/25/2034		108	100
4.539% due 09/25/2035		414	402
Harborview Mortgage Loan Trust
2.672% due 01/19/2038		156	112
5.172% due 05/19/2033		105	101
Impac CMB Trust
3.392% due 07/25/2033		28	25
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		723	594
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,400	1,300
5.429% due 12/12/2043		200	190
6.465% due 11/15/2035		600	617
JPMorgan Mortgage Trust
4.386% due 11/25/2033		61	59
MASTR Adjustable Rate Mortgages Trust
4.133% due 07/25/2034		95	91
MASTR Alternative Loans Trust
2.882% due 03/25/2036		112	80
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		1,100	1,026
Merrill Lynch Mortgage Investors, Inc.
2.732% due 08/25/2036		84	53
6.239% due 02/25/2033		47	47
MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025		47	35
4.430% due 10/25/2035		355	336
Morgan Stanley Capital I
5.560% due 03/12/2044		500	481
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		800	576
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		850	610
Residential Asset Securitization Trust
5.750% due 02/25/2036		75	63
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		19	19
Sequoia Mortgage Trust
2.829% due 07/20/2033		215	193
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		43	38
4.590% due 04/25/2034		108	103
Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046		189	135
2.702% due 05/25/2036		471	330
2.772% due 07/19/2034		47	41
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		288	276
5.630% due 01/25/2037		300	216
Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042		700	681
5.572% due 10/15/2048		800	767
WaMu Mortgage Pass-Through Certificates
2.792% due 01/25/2045		115	90
3.022% due 12/25/2027		375	342
4.361% due 02/27/2034		110	102
4.561% due 06/25/2033		40	39
4.990% due 05/25/2041		26	24
Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046		158	112
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		828	798
5.577% due 04/25/2036		345	341

			20,784

Municipal Bonds & Notes 1.7%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		1,200	1,178
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)		600	348
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	100
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	383
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,200	1,049
Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	101
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	195
New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013		180	180
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	334
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	7
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		100	78
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		495	442

			4,395

	Shares
Preferred Stocks 0.7%
DG Funding Trust
5.041% due 12/31/2049		172	1,716

	Principal Amount (000s)
U.S. Government Agencies 31.9%
Fannie Mae
2.582% due 01/25/2021		$196	194
2.682% due 10/27/2037		1,000	957
2.732% due 06/25/2044		67	66
4.205% due 11/01/2034 (d)		467	476
4.940% due 12/01/2034 (d)		187	188
5.000% due 08/01/2035 (d)		1,131	1,088
5.500% due 10/01/2016 - 07/01/2038		5,734	5,687
5.500% due 12/01/2032 - 03/01/2048 (d)		42,995	42,464
6.000% due 07/01/2036 - 10/01/2037 (d)		16,377	16,547
6.000% due 04/25/2043 - 07/25/2044		271	277
6.470% due 09/25/2012		1,000	1,095
6.500% due 12/01/2037 (d)		2,931	3,021
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,062
Freddie Mac
4.994% due 10/25/2044		361	351
Ginnie Mae
3.071% due 02/16/2030		71	72
3.121% due 02/16/2030		70	70
5.125% due 11/20/2021 - 12/20/2026		41	42
5.250% due 01/20/2030		30	30
5.625% due 07/20/2022 - 09/20/2026		96	98
6.000% due 08/20/2034		629	643
6.375% due 05/20/2028 - 06/20/2030		112	115
6.500% due 07/01/2038		7,000	7,231
Small Business Administration
6.640% due 02/01/2011		39	40
Tennessee Valley Authority
5.880% due 04/01/2036		1,000	1,083
7.140% due 05/23/2012		1,000	1,114

			84,011

Total United States (Cost $222,268)			218,888

SHORT-TERM INSTRUMENTS 7.6%
Certificates of Deposit 1.6%
Unicredito Italiano NY
3.071% due 05/18/2009		1,400	1,399
3.071% due 05/15/2009		2,800	2,800

			4,199

Commercial Paper 2.4%
Citibank N.A.
3.570% due 08/19/2008		1,400	1,393
Federal Home Loan Bank
2.000% due 07/01/2008		4,800	4,800

			6,193

Repurchase Agreements 1.1%
State Street Bank and Trust Co.
1.650% due 07/01/2008		3,005	3,005
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $3,068. Repurchase proceeds are $3,005.)

U.S. Treasury Bills 2.5%
1.821% due 08/28/2008 - 09/25/2008 (a)(c)		6,500	6,464

Total Short-Term Instruments (Cost $19,874)			19,861

Purchased Options (g) 0.8% (Cost $2,079)			2,128
Total Investments 158.7% (Cost $417,653)			$417,831
Written Options (h) (0.7%) (Premiums $2,018)			(1,955)
Other Assets and Liabilities (Net) (58.0%)			(152,659)

Net Assets 100.0%			$263,217

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $6,216 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $46,226 at a weighted average interest rate of 2.397%. On June 30, 2008, securities valued at $63,814 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $3,893 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	31	$20
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	4	5
90-Day Euribor December Futures	Long	12/2008	13	(13)
90-Day Euribor June Futures	Long	06/2009	4	0
90-Day Euribor September Futures	Short	09/2008	67	3
90-Day Eurodollar December Futures	Long	12/2008	230	(10)
90-Day Eurodollar December Futures	Long	12/2009	426	(649)
90-Day Eurodollar March Futures	Long	03/2009	32	10
90-Day Eurodollar March Futures	Long	03/2010	52	(146)
90-Day Eurodollar September Futures	Long	09/2008	17	13
90-Day Eurodollar September Futures	Long	09/2009	415	(1,051)
Australia Government 3-Year Bond September Futures	Short	09/2008	34	(24)
Australia Government 10-Year Bond September Futures	Short	09/2008	57	(87)
Canada Government 10-Year Bond September Futures	Short	09/2008	3	2
Euro-Bobl September Futures	Short	09/2008	206	533
Euro-Bobl September Futures Call Options Strike @ EUR 117.000	Long	09/2008	242	0
Euro-Bund 10-Year Bond September Futures	Long	09/2008	151	(255)
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	196	0
Euro-Schatz September Futures	Long	09/2008	41	(48)
Euro-Schatz September Futures Put Options Strike @ EUR 99.000	Long	09/2008	81	0
Euro-Schatz September Futures Put Options Strike @ EUR 100.500	Long	09/2008	41	0
Japan Government 10-Year Bond September Futures	Long	09/2008	3	32
U.S. Treasury 2-Year Note September Futures	Short	09/2008	460	(87)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	433	161
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	207	371
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	54	(82)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	27	(98)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	(6)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	27	81

				$(1,325)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014	DUB		$100	$2
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	DUB	EUR	200	2
Alcoa, Inc. 6.000% due 01/15/2012	Buy	(0.850%)	03/20/2012	MSC		$1,000	(1)
Amgen, Inc. 6.150% due 06/01/2018	Buy	(1.000%)	06/20/2018	UBS		1,000	(5)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012	CITI		100	1
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017	JPM		100	3
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011	UBS		200	3
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%	03/20/2013	LEH	EUR	300	10
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%)	09/20/2017	BCLY		$200	3
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%)	12/20/2017	CSFB		1,000	19
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%)	03/20/2018	JPM		800	(77)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%)	03/20/2018	RBS		300	(28)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH		200	1
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	BOA		200	4
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011	MLP		200	7
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%)	06/20/2016	UBS		300	(6)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH		3,600	61
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011	JPM		2,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011	MSC		2,100	43
Burlington Northern Santa Fe Corp. 5.750% due 03/15/2018	Buy	(0.510%)	03/20/2018	RBS		700	22
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012	BCLY		500	50
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012	GSC		200	8
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.940%)	06/20/2018	BOA		2,000	70
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	Buy	(0.940%)	06/20/2017	RBS		1,000	5
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR		100	1
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	JPM		200	3
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012	MLP	EUR	200	0
Computer Sciences Corp. 5.500% due 03/15/2013	Buy	(0.620%)	03/20/2013	MSC		$1,000	2
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%)	06/20/2012	JPM		500	10
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012	BOA		100	4
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011	LEH		200	2
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(0.950%)	12/20/2015	DUB		1,000	(3)
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011	RBS		100	0
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS		1,200	1
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	BEAR		100	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017	BOA		400	6
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%)	06/20/2011	LEH		200	2
Erac USA Finance Co. 5.800% due 10/15/2012	Buy	(2.700%)	12/20/2012	JPM		700	(9)
Exelon Corp. 4.900% due 06/15/2015	Buy	(1.260%)	06/20/2015	CITI		1,000	(7)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%)	09/20/2013	JPM		1,200	4
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%	03/20/2009	JPM		600	(4)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%	03/20/2009	CITI		1,000	(6)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012	BOA		200	(46)
Freddie Mac 4.500% due 01/15/2014	Buy	(0.570%)	09/20/2013	JPM		1,400	5
GATX Financial Corp. 5.500% due 02/15/2012	Buy	(0.605%)	03/20/2012	RBS		1,000	23
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	DUB		200	45
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012	RBS		200	45
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012	WAC		100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%	03/20/2009	GSC		200	(5)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%	03/20/2009	CITI		500	(8)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016	UBS		400	26
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%)	06/20/2013	BCLY		100	(1)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	BEAR		200	0
Health Care REIT, Inc. 5.875% due 05/15/2015	Buy	(2.930%)	06/20/2015	BCLY		400	(28)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.100%)	03/20/2016	BOA		1,000	14
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.550%	06/20/2009	MLP		400	(2)
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012	GSC	EUR	200	(2)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	MLP		$200	22
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017	DUB		400	46
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016	RBC		200	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%)	03/20/2018	DUB		500	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%)	03/20/2018	UBS		300	6
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB		100	2
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011	RBS		200	43
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012	GSC	EUR	200	1
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	RBS		$200	16
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%)	06/20/2018	JPM		700	32
Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012	MSC		200	1
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012	BOA		100	1
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.990%)	09/20/2015	BOA		1,000	(12)
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%)	12/20/2016	CSFB		200	18
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017	GSC		100	8
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%)	06/20/2017	LEH		400	32
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%)	06/20/2013	JPM		100	1
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%)	09/20/2018	BCLY		900	6
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS		200	20
Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008	HSBC		900	8
Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	MSC		200	2
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	CSFB		300	3
Multiple Reference Entities of Gazprom	Sell	1.680%	04/20/2009	MSC		300	3
Multiple Reference Entities of Gazprom	Sell	1.710%	04/20/2009	MSC		300	3
Multiple Reference Entities of Gazprom	Sell	1.910%	04/20/2009	MSC		600	7
Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012	MLP		300	(14)
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.630%)	03/20/2018	DUB		1,000	19
Nisource Finance Corp. 6.800% due 01/15/2019	Buy	(1.470%)	03/20/2019	MSC		1,000	10
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012	BCLY		100	0
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(1.040%)	06/20/2013	GSC		1,000	0
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	Buy	(0.700%)	06/20/2018	LEH		1,000	12
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	Buy	(0.690%)	06/20/2018	CITI		1,000	13
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.430%)	06/20/2013	RBS		800	24
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010	BOA		100	5
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%	05/20/2012	GSC		400	(25)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008	GSC		700	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%	01/20/2009	CSFB		1,000	0
Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%)	09/20/2011	JPM		200	34
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011	LEH		200	0
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012	GSC	EUR	200	8
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013	CSFB		$200	10
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%	12/20/2008	BNP		400	0
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB		100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%	06/20/2009	BOA		500	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012	GSC		100	(13)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%	03/20/2013	BCLY		2,500	(3)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	JPM		2,100	(2)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%	03/20/2013	HSBC		1,700	14
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%)	12/20/2016	BEAR		100	11
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012	RBS		100	3
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014	DUB		100	6
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC		500	(4)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012	DUB	EUR	200	5
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS		$200	(4)
Vivendi 6.625% due 04/04/2018	Buy	(1.500%)	06/20/2018	JPM		100	0
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008	DUB		200	2
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017	LEH		400	31
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017	BCLY		100	8
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.840%)	06/20/2013	UBS		700	11
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009	MSC		200	0
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	BCLY		200	18

							$771

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BCLY		$300	$18
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BOA		6,200	367
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC		1,600	94
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	JPM		700	41
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	LEH		1,700	99
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC		1,500	89
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	UBS		1,000	59
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	CSFB		1,700	82
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	DUB		5,800	274
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		19,800	603
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		1,600	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY		100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB		7,700	16
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC		300	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC		300	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC		2,200	37
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC		500	(1)
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%)	06/20/2018	DUB	EUR	3,700	49
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%)	06/20/2018	DUB		200	(8)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BCLY		1,100	89
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		500	41
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	HSBC		100	8
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		300	24
Home Equity Index AA Rating 2006-1	Sell	0.320%	07/25/2045	CSFB		$400	(38)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	DUB		500	(1)

							$1,944

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,800	(46)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		10,540	(99)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		4,800	(46)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		4,800	(44)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(1)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		700	(1)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		1,900	(10)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI		200	(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$10,100	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		26,600	(253)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		1,900	14
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		11,000	13
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		1,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		9,600	74
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		20,200	378
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		4,100	7
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		2,700	(83)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		1,000	(26)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		1,400	(76)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		9,000	(69)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		10,900	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		1,900	(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		6,000	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,100	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		16,500	(133)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,100	26
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		300	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,800	(116)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,900	(101)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		1,300	(30)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,400	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	3,000	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		6,300	(125)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,500	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		500	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		400	(22)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		500	(26)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		1,600	(86)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	6,900	(338)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		3,600	(178)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		15,000	(248)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		6,000	(103)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		41,300	(90)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		17,000	(206)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		1,400	(80)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		1,000	(58)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		3,900	369
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		2,300	226
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		800	72
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		600	54
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		3,900	138
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,700	125
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,700	16
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	7,800	(184)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(20)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		500	(46)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		100	(10)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		300	(28)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		800	(76)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	(409)
Pay	6-Month EUR-LIBOR	5.000%	12/15/2011	LEH		1,700	(52)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		6,500	(216)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		2,100	(114)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		3,800	(255)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		15,400	(1,160)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		3,200	(174)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	24
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		20,170	1,567
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		300	27
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		3,000	368
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		1,000	42
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,000	18
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		1,400	29
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		800	16
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		700	13
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		400	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	2
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		2,100	30
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		1,600	(51)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,500	(44)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		300	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		100	(1)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		100	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		500	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		400	24
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		1,400	142
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		200	(1)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC	GBP	2,300	(68)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		2,500	116
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,100	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		1,100	(46)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		100	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		7,800	(502)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		1,900	32
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		1,000	(57)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		1,100	(61)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		4,200	(213)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		10,000	(892)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		3,500	(335)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		2,400	(214)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		100	(10)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		400	(39)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		1,800	(130)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		400	(43)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		800	(80)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		600	(51)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		3,700	32
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		1,700	(123)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		800	(10)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		400	25
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		400	21
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		400	23
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		1,400	91
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		1,100	26
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		400	(5)
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,900	(55)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		100	18
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		300	55
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(5)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	21
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB	JPY	200,000	(4)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	6
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		590,000	27
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		730,000	72
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		220,000	19
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		500,000	(111)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		50,000	(5)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		190,000	(21)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		200,000	(23)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(10)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		150,000	(31)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(95)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	$22

							$(4,749)

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	222	$7	$3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	349	12	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/22/2008	217	4	4
Call - CBOT U.S. Treasury 30-Year Bond September Futures	138.000	08/22/2008	115	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	55	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	101.000	08/22/2008	202	4	3
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	19	0	0

				$30	$19

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$58	$31
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,000	43	38
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		6,400	68	30
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	327
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		4,300	46	20
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		7,400	76	34
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	163
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	218
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		8,000	91	37
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		52,200	541	256
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		7,300	77	51
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	70
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	337

								$1,815	$1,612

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.375	05/21/2010	EUR	2,400	$116	$423
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		2,400	116	74

					$232	$497

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	$117.000	08/15/2008	$4,400	$1	$0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	9,000	1	0

				$2	$0

(h)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	25	$15	$1
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	83	48	7

				$63	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	800	$18	$22
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,400	36	36
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,000	40	35
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	34
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		2,800	42	95
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		3,500	52	31
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$3,000	44	40
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		1,200	30	17
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,200	39	23
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	288
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,400	46	27
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		2,500	82	49
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	144
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		7,200	242	231
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		22,700	545	369
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		2,700	91	53
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		2,400	74	55
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	60
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	312

								$1,931	$1,921

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.650	07/24/2008	$900	$5	$5
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	1,400	10	13
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	1,000	9	8

					$24	$26

(i) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	3.403%	10/02/2009	06/06/2008	$483	$474	0.18%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	460	0.17%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	695	655	0.25%

				$1,629	$1,589	0.60%

(j) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	07/01/2038	$1,000	$956	$959
Fannie Mae	5.500%	07/01/2038	13,900	13,702	13,702
Fannie Mae	6.000%	07/01/2038	9,000	9,079	9,080
Fannie Mae	6.500%	07/01/2038	7,000	7,175	7,207
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,266	6,574
U.S. Treasury Bonds	5.000%	05/15/2037	800	825	869
U.S. Treasury Notes	2.500%	03/31/2013	700	664	681
U.S. Treasury Notes	3.000%	02/15/2009	300	302	305
U.S. Treasury Notes	3.125%	04/30/2013	1,600	1,559	1,599
U.S. Treasury Notes	3.500%	02/15/2018	600	568	587
U.S. Treasury Notes	3.875%	05/15/2018	1,700	1,647	1,700
U.S. Treasury Notes	4.250%	08/15/2013	4,400	4,583	4,671
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,201	5,360
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,387	9,684
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,657	6,709

				$68,571	$69,687

(3)	Market value includes $397 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	3,243	04/2009	$0	$(9)	$(9)
Sell	AUD	2,009	07/2008	0	(14)	(14)
Buy		429	08/2008	1	0	1
Buy	BRL	12,271	07/2008	1,151	0	1,151
Sell		12,271	07/2008	0	(542)	(542)
Buy		5,807	12/2008	139	0	139
Sell		3,334	12/2008	0	(172)	(172)
Sell	CAD	3,060	08/2008	27	0	27
Buy	CLP	18,098	07/2008	0	(2)	(2)
Sell		18,098	07/2008	4	0	4
Buy		8,300	12/2008	0	(1)	(1)
Buy		18,098	05/2009	0	(4)	(4)
Buy	CNY	8,337	07/2008	64	0	64
Sell		8,337	07/2008	0	(63)	(63)
Buy		4,820	11/2008	12	0	12
Buy		28,969	05/2009	42	(1)	41
Buy		4,753	05/2010	0	(8)	(8)
Sell	DKK	39,785	09/2008	0	(153)	(153)
Buy	EUR	551	07/2008	0	(1)	(1)
Sell		22,195	07/2008	0	(358)	(358)
Sell	GBP	4,248	08/2008	0	(47)	(47)
Buy	HKD	63	07/2008	0	0	0
Buy	HUF	273	07/2008	0	0	0
Sell		273	07/2008	0	0	0
Buy		273	11/2008	0	0	0
Buy	INR	51,926	11/2008	0	(102)	(102)
Buy	JPY	1,599,223	07/2008	206	0	206
Sell		3,624,019	07/2008	0	(564)	(564)
Buy	KRW	1,960,633	08/2008	0	(58)	(58)
Sell		1,125,385	08/2008	111	0	111
Buy	MXN	1,066	07/2008	7	0	7
Sell		1,066	07/2008	0	(7)	(7)
Buy		185	11/2008	0	0	0
Buy	MYR	13,824	11/2008	0	(187)	(187)
Sell	NZD	1,718	07/2008	0	(8)	(8)
Buy	PHP	30,012	08/2008	0	(18)	(18)
Buy	PLN	102	07/2008	11	0	11
Sell		102	07/2008	0	(5)	(5)
Buy		22	05/2009	0	0	0
Buy	RUB	2,431	07/2008	7	0	7
Sell		2,431	07/2008	0	(1)	(1)
Buy		49,620	11/2008	106	0	106
Sell		17,190	11/2008	0	(39)	(39)
Buy		2,431	05/2009	2	0	2
Buy	SAR	2,722	04/2009	0	(7)	(7)
Buy	SGD	234	08/2008	7	0	7
Buy		1,624	11/2008	35	0	35
Buy	TWD	15,056	09/2008	0	(2)	(2)
Buy	ZAR	216	07/2008	0	(1)	(1)
Sell		216	07/2008	0	(1)	(1)
Buy		216	12/2008	1	0	1

				$1,933	$(2,375)	$(442)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$412,135	$5,696	$417,831
Other Financial Instruments++	(1,325)	(73,262)	(459)	(75,046)

Total	$(1,325)	$338,873	$5,237	$342,785

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$951	$5,679	$3	$20	$(957)	$5,696
Other Financial Instruments++	2	0	0	(486)	25	(459)

Total	$953	$5,679	$3	$(466)	$(932)	$5,237

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments GNMA Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%
Morgan Stanley
4.778% due 05/14/2010	$4,000	$3,987

Total Corporate Bonds & Notes (Cost $4,000)		3,987

MUNICIPAL BONDS & NOTES 1.2%
Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)	6,200	6,200

Total Municipal Bonds & Notes (Cost $6,200)		6,200

U.S. GOVERNMENT AGENCIES 125.3%
Fannie Mae
4.000% due 08/01/2018 - 04/01/2023	3,547	3,349
4.500% due 02/01/2020	6,195	6,029
5.000% due 01/01/2018 - 03/01/2038	13,266	12,829
5.500% due 07/01/2021 - 07/01/2038	69,856	69,372
6.000% due 11/01/2028 - 07/01/2038	10,699	10,807
6.351% due 03/01/2018	13	13
6.500% due 08/01/2037 - 10/01/2037	14,578	15,028
9.000% due 07/01/2018	8	9
Federal Home Loan Bank
8.137% due 09/01/2040	13	13
Freddie Mac
5.000% due 12/01/2035	4,448	4,278
5.500% due 03/01/2038	3,325	3,279
5.700% due 05/01/2031	11	11
5.796% due 05/01/2019	11	11
6.274% due 06/01/2030	16	16
7.500% due 08/15/2029 (a)	30	8
Ginnie Mae
2.671% due 01/16/2031 - 02/16/2032	3,075	3,083
2.721% due 08/16/2032	1,555	1,540
2.771% due 12/16/2026 - 08/16/2031	700	695
2.871% due 06/16/2027	266	265
2.921% due 11/16/2029	3,885	3,908
2.971% due 07/16/2028	132	134
3.000% due 05/16/2027 - 02/20/2034	5,058	5,007
3.021% due 04/16/2032	258	258
3.121% due 05/16/2029	457	456
3.129% due 06/20/2030	4	4
3.559% due 01/16/2030 - 02/16/2030	11,920	12,201
3.625% due 02/20/2035	390	376
4.500% due 08/20/2033 - 01/20/2034	3,011	2,891
4.750% due 01/20/2031 - 03/20/2032	349	349
5.000% due 09/15/2033 - 07/01/2038	73,382	71,102
5.125% due 12/20/2017 - 10/20/2030	13	13
5.250% due 02/20/2030	1,038	1,043
5.375% due 02/20/2024 - 03/20/2027	848	851
5.500% due 02/20/2018 - 07/01/2038	147,725	147,321
5.625% due 07/20/2018 - 09/20/2035	4,810	4,865
6.000% due 06/15/2009 - 07/01/2038	167,005	169,443
6.375% due 06/20/2021 - 05/20/2032	7,912	8,054
6.500% due 05/20/2016 - 07/01/2038	79,014	81,681
7.500% due 10/15/2022 - 06/15/2033	4,524	4,855
Small Business Administration
7.449% due 08/01/2010	25	26

Total U.S. Government Agencies (Cost $643,536)		645,473

MORTGAGE-BACKED SECURITIES 10.0%
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	5,829
5.700% due 06/11/2050	4,000	3,775
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	2,613	2,590
5.674% due 01/26/2036	7,168	5,966
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.621% due 10/15/2048 (a)	174,007	3,262
Credit Suisse Mortgage Capital Certificates
0.775% due 09/15/2039 (a)	102,403	2,450
5.467% due 09/15/2039	12,200	11,620
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	65	59
GS Mortgage Securities Corp. II
0.987% due 01/10/2040 (a)	79,320	1,009
JPMorgan Chase Commercial Mortgage Securities Corp.
5.305% due 01/15/2049	6,000	5,836
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	8,000	7,375
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,753	1,677
Structured Asset Mortgage Investments, Inc.
2.812% due 09/19/2032	145	132

Total Mortgage-Backed Securities (Cost $51,513)		51,580

ASSET-BACKED SECURITIES 7.3%
Amortizing Residential Collateral Trust
2.772% due 07/25/2032	19	16
Centex Home Equity
2.782% due 01/25/2032	30	29
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	32	29
Citibank Omni Master Trust
3.581% due 12/23/2013	3,300	3,330
3.597% due 03/20/2013	5,000	5,000
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,584	1,169
Ford Credit Auto Owner Trust
3.891% due 06/15/2012	6,000	6,062
Home Equity Asset Trust
3.082% due 11/25/2032	3	2
Saxon Asset Securities Trust
3.002% due 08/25/2032	14	14
South Carolina Student Loan Corp.
3.207% due 09/02/2014	2,600	2,600
3.257% due 03/01/2018	6,500	6,500
3.457% due 03/02/2020	8,400	8,400
3.707% due 09/03/2024	4,300	4,300
Structured Asset Securities Corp.
2.772% due 01/25/2033	86	73

Total Asset-Backed Securities (Cost $37,596)		37,524

SHORT-TERM INSTRUMENTS 28.9%
Commercial Paper 27.4%
Australia & New Zealand Banking Group Ltd.
2.730% due 09/15/2008	18,800	18,688
Bank of America Corp.
2.450% due 08/01/2008	12,600	12,573
BNP Paribas Finance, Inc.
2.741% due 09/18/2008	17,300	17,193
Danske Corp.
2.500% due 07/15/2008	16,600	16,584
General Electric Capital Corp.
2.450% due 08/04/2008	10,900	10,875
Royal Bank of Scotland Group PLC
2.520% due 07/23/2008	18,400	18,372
Societe General N.A.
2.520% due 07/28/2008	18,400	18,365
2.650% due 08/08/2008	1,700	1,695
UBS Finance Delaware LLC
2.570% due 07/14/2008	13,200	13,188
2.625% due 09/02/2008	1,800	1,791
2.830% due 09/25/2008	600	596
Westpac Banking Corp.
2.730% due 09/18/2008	11,400	11,329

		141,249

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
1.650% due 07/01/2008	349	349
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $357. Repurchase proceeds are $349.)

U.S. Treasury Bills 1.4%
1.844% due 08/28/2008 - 09/25/2008 (c)(d)(e)	7,150	7,111

Total Short-Term Instruments (Cost $148,732)		148,709

Total Investments 173.5% (Cost $891,577)		$893,473
Other Assets and Liabilities (Net) (73.5%)		(378,471)

Net Assets 100.0%		$515,002

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $6,713 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $398 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(f) The average amount of borrowings outstanding during the period ended June 30, 2008 was $57,738 at a weighted average interest rate of 2.625%.

(g) Cash of $445 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	340	$(304)

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	LEH	$1,500	$1,460
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	LEH	1,500	1,454
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	UBS	2,000	1,836
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	BEAR	2,000	(1,831)
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	GSC	500	122

						$3,041

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%)	02/17/2051	BCLY	$2,500	$(29)
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	BEAR	3,000	1,974
Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	LEH	2,500	1,612
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	DUB	4,000	(1,626)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	RBS	2,500	(997)
Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	GSC	2,500	(1,640)

						$(706)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	$2,300	$(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	1,150	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	5,500	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	33,400	(247)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	0.000%	07/01/2011	LEH	8,000	(301)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	610

						$44

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	07/01/2023	$12,000	$11,805	$11,867
Fannie Mae	5.000%	07/01/2038	3,000	2,860	2,876
Fannie Mae	6.000%	07/01/2038	56,800	57,209	57,306
Fannie Mae	6.500%	07/01/2038	8,500	8,738	8,751
Freddie Mac	6.000%	07/01/2038	4,800	4,833	4,848
Ginnie Mae	6.500%	07/01/2038	14,100	14,397	14,565
U.S. Treasury Notes	3.875%	05/15/2018	2,500	2,456	2,499
U.S. Treasury Notes	4.500%	05/15/2017	3,378	3,507	3,554
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,357	1,406

				$107,162	$107,672

(3)	Market value includes $74 of interest payable on short sales.

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$886,085	$7,388	$893,473
Other Financial Instruments++	(304)	(108,255)	3,036	(105,523)

Total	$(304)	$777,830	$10,424	$787,950

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$1,498	$5,892	$0	$(2)	$0	$7,388
Other Financial Instruments++	2,849	0	0	187	0	3,036

Total	$4,347	$5,892	$0	$185	$0	$10,424

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 6.2%
AES Corp.
5.980% due 03/31/2010		$3,300	$3,284
6.360% due 03/31/2010		839	835
6.740% due 03/31/2010		250	249
7.960% due 03/31/2010		1,611	1,603
Allison Transmission, Inc.
5.235% due 08/07/2014		404	362
5.240% due 08/07/2014		2,400	2,148
5.450% due 08/07/2014		1,779	1,592
5.470% due 08/07/2014		404	362
Amadeus Global Travel Distribution S.A.
3.881% due 04/08/2012		3,371	3,053
6.846% due 04/08/2013		1,843	1,703
7.096% due 04/08/2014		1,641	1,505
7.096% due 04/08/2014		180	165
Biomet, Inc.
5.696% due 03/25/2015		1,244	1,221
Cablevision Term B
4.225% due 03/30/2013		2,487	2,369
Centennial Communications Corp.
4.381% due 01/20/2011		216	211
4.696% due 02/09/2011		2,789	2,730
Community Health Systems, Inc.
4.000% due 07/25/2014		718	677
4.631% due 07/25/2014		3,386	3,197
4.899% due 07/25/2014		10,644	10,047
Daimler Finance North America LLC
6.780% due 08/03/2012		64,562	53,474
Delphi Corp.
7.250% due 12/31/2008		1,000	999
8.500% due 12/31/2008		9,000	8,453
Ferrellgas Partners LP
7.240% due 08/01/2010 (k)		26,000	25,632
First Data Corp.
5.231% due 09/24/2014		5,038	4,639
5.446% due 09/24/2014		432	398
5.552% due 09/24/2014		1,013	933
Ford Motor Co.
5.480% due 12/15/2013		47,757	38,653
Georgia-Pacific Corp.
4.399% due 12/20/2012		583	551
4.446% due 12/20/2012		4,956	4,688
4.551% due 12/20/2012		445	421
Harrah’s Operating Co., Inc.
5.906% due 01/28/2015		20	18
5.920% due 01/28/2015		980	899
HCA, Inc.
5.051% due 11/18/2013		35,521	33,410
Headwaters, Inc.
4.400% due 04/30/2011		1,791	1,719
Health Management Associates, Inc.
4.446% due 02/28/2014		3,000	2,796
HealthSouth Corp.
5.290% due 03/10/2013		4,098	3,889
Hertz Corp.
2.801% due 12/21/2012		795	754
4.230% due 12/21/2012		3,869	3,671
4.240% due 12/21/2012		207	197
Idearc, Inc.
4.390% due 11/17/2014		340	273
4.800% due 11/17/2014		7,640	6,131
Ineos Group Holdings PLC
4.634% due 10/07/2012		972	885
4.885% due 10/07/2012		9,071	8,009
4.897% due 10/07/2012		1,626	1,436
Intelsat Bermuda Ltd.
5.200% due 02/01/2014		20,750	20,911
Las Vegas Sands Corp.
4.170% due 05/23/2014		335	306
4.450% due 05/23/2014		1,661	1,517
Lender Processing Services
7.000% due 06/18/2014		2,000	2,002
Local Insight
7.750% due 04/21/2015		4,750	4,376
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012		15,760	12,974
Mylan Laboratories, Inc.
5.688% due 10/02/2014		3,388	3,360
5.938% due 10/02/2014		3,228	3,201
6.000% due 10/02/2014		1,614	1,601
Northwest Airlines, Inc.
4.480% due 08/22/2008		4,455	3,404
NRG Energy, Inc.
4.196% due 02/01/2013		4,314	4,121
NTL Investment
4.937% due 01/06/2013		1,627	1,566
Nuveen Investments, Inc.
5.381% due 11/13/2014		3,629	3,400
5.382% due 11/01/2014		197	184
5.392% due 11/01/2014		3,175	2,975
Nycomed A/S Term B2
4.946% due 12/20/2014		4,432	3,738
Nycomed A/S Term C2
5.696% due 12/20/2015		4,432	3,738
RH Donnelley Corp.
4.140% due 06/30/2011		246	241
4.150% due 06/30/2011		169	167
4.200% due 06/30/2011		54	53
4.400% due 06/30/2011		84	83
6.750% due 06/30/2011		860	845
Roundy’s Supermarket, Inc.
5.230% due 10/27/2011		9,818	9,450
Telesat Canada
5.570% due 10/22/2014		45	43
5.650% due 10/22/2014		705	680
5.790% due 10/22/2014		28	27
5.890% due 10/22/2014		286	276
5.900% due 10/22/2014		4,139	3,995
6.000% due 10/22/2014		135	130
Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014		16,596	15,388
6.478% due 10/10/2014		1,373	1,273
Thompson Learning, Inc.
4.880% due 06/27/2014		28,485	25,942
Tribune Co.
5.482% due 05/30/2014		4,846	3,665
5.541% due 05/30/2009		18,337	17,611
7.000% due 06/04/2014		8,565	6,324
Univision Communications, Inc.
4.631% due 09/15/2014		1,148	948
5.149% due 09/15/2014		17,852	14,739
Verso Paper Holdings LLC
8.709% due 02/01/2013		986	943
VNU/Nielson Finance LLC
4.734% due 08/09/2013		5,417	5,061
Weather Investment Term
9.984% due 12/21/2011		7,596	7,642
Weather Investments II SARL
8.760% due 10/26/2014		3,000	3,018
West Corp.
7.471% due 10/24/2013		3,000	2,757

Total Bank Loan Obligations (Cost $467,541)			434,916

CORPORATE BONDS & NOTES 77.6%
Banking & Finance 22.9%
AES Ironwood LLC
8.857% due 11/30/2025		46,770	48,758
AES Red Oak LLC
8.540% due 11/30/2019		18,960	19,766
9.200% due 11/30/2029		2,795	2,900
American Express Bank FSB
5.500% due 04/16/2013		34,750	34,027
American Express Co.
7.000% due 03/19/2018		61,950	62,908
American Express Credit Corp.
5.875% due 05/02/2013		6,275	6,248
American General Finance Corp.
6.900% due 12/15/2017		8,200	7,168
American International Group, Inc.
5.850% due 01/16/2018		18,900	17,763
8.175% due 05/15/2058		14,925	14,099
Bank of America Corp.
8.000% due 12/29/2049		106,025	99,583
Barclays Bank PLC
6.050% due 12/04/2017		19,275	18,953
7.434% due 09/29/2049		5,100	4,796
7.700% due 04/29/2049		48,525	49,616
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		2,825	2,801
6.950% due 08/10/2012		2,500	2,603
7.250% due 02/01/2018		1,000	1,051
Buffalo Thunder Development Authority
9.375% due 12/15/2014		2,650	1,789
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,000	4,606
Caelus Re Ltd.
8.923% due 06/07/2011		2,950	2,950
Citigroup Capital XXI
8.300% due 12/21/2057		17,075	16,196
Citigroup Funding, Inc.
2.080% due 08/31/2012		8,000	7,857
Citigroup, Inc.
5.500% due 04/11/2013		25,525	24,948
6.125% due 05/15/2018		11,775	11,305
8.400% due 04/29/2049		31,850	30,317
Credit Suisse New York, Inc.
5.000% due 05/15/2013		10,550	10,282
El Paso Performance-Linked Trust
7.750% due 07/15/2011		23,705	24,005
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,000	983
5.700% due 01/15/2010		1,000	854
7.000% due 10/01/2013		19,975	14,732
7.163% due 04/15/2012		7,000	6,562
7.375% due 02/01/2011		3,704	3,008
7.800% due 06/01/2012		28,184	21,822
7.875% due 06/15/2010		880	760
8.000% due 12/15/2016		33,045	24,075
8.625% due 11/01/2010		3,225	2,738
12.000% due 05/15/2015		2,000	1,764
Forest City Enterprises, Inc.
7.625% due 06/01/2015		8,450	7,901
General Electric Capital Corp.
5.875% due 01/14/2038		4,000	3,642
GMAC LLC
4.882% due 12/01/2014		500	323
6.625% due 05/15/2012		11,850	8,138
6.750% due 12/01/2014		5,080	3,363
7.250% due 03/02/2011		5,010	3,685
8.000% due 11/01/2031		19,010	12,402
Goldman Sachs Group, Inc.
2.882% due 03/02/2010		4,500	4,420
5.950% due 01/18/2018		13,050	12,568
6.150% due 04/01/2018		14,825	14,429
6.750% due 10/01/2037		42,700	39,225
HBOS PLC
6.750% due 05/21/2018		14,100	13,522
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		15,700	14,287
KRATON Polymers LLC
8.125% due 01/15/2014		21,795	11,224
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		4,175	3,957
6.750% due 12/28/2017		19,425	18,304
6.875% due 05/02/2018		22,150	21,511
7.500% due 05/11/2038		23,600	21,977
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		36,417	39,057
10.375% due 10/15/2017 (c)		38,640	41,152
11.625% due 10/15/2017		83,412	88,834
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		15,025	14,795
6.875% due 04/25/2018		44,325	42,318
Metropolitan Life Global Funding I
3.554% due 06/25/2010		5,000	4,998
Mirage Resorts, Inc.
7.250% due 08/01/2017		8,625	7,482
Morgan Stanley
2.870% due 05/07/2010		1,650	1,594
2.984% due 01/18/2011		2,325	2,211
4.778% due 05/14/2010		4,600	4,585
5.950% due 12/28/2017		53,100	48,357
6.000% due 04/28/2015		2,150	2,061
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,150	8,819
NSG Holdings LLC
7.750% due 12/15/2025		31,095	30,784
Nuveen Investments, Inc.
10.500% due 11/15/2015		2,350	2,180
Petroleum Export Ltd. II
6.340% due 06/20/2011		13,107	13,058
Petroplus Finance Ltd.
6.750% due 05/01/2014		5,650	5,142
7.000% due 05/01/2017		4,770	4,233
Rabobank Capital Funding Trust
5.254% due 12/29/2049		8,035	6,918
Residential Capital LLC
8.125% due 11/21/2008		16,600	14,608
9.625% due 05/15/2015		1,854	908
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		16,050	14,482
7.640% due 03/31/2049		36,825	33,754
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		29,400	28,478
SLM Corp.
3.080% due 07/26/2010		5,950	5,283
3.130% due 07/25/2008		10,575	10,539
5.000% due 04/15/2015		2,000	1,696
5.000% due 06/15/2018		1,000	766
Tenneco, Inc.
8.125% due 11/15/2015		13,175	11,989
8.625% due 11/15/2014		10,399	9,229
10.250% due 07/15/2013		2,050	2,155
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,200	8,165
7.500% due 07/18/2016		14,750	14,001
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,125	3,866
6.103% due 06/27/2012		7,000	7,044
UBS AG
2.910% due 07/23/2009		9,200	9,095
5.750% due 04/25/2018		29,675	28,410
5.875% due 12/20/2017		15,800	15,419
UBS Preferred Funding Trust V
6.243% due 05/12/2049		9,200	8,080
Universal City Development Partners
11.750% due 04/01/2010		3,000	3,090
Universal City Florida Holding Co. I & II
7.623% due 05/01/2010		12,273	11,905
8.375% due 05/01/2010		7,900	7,860
Ventas Realty LP
6.500% due 06/01/2016		4,560	4,378
6.750% due 04/01/2017		15,710	15,160
7.125% due 06/01/2015		9,475	9,297
9.000% due 05/01/2012		440	463
Wachovia Corp.
7.980% due 12/31/2049		115,400	106,289
Washington Mutual, Inc.
8.250% due 04/01/2010		12,225	10,823
Wells Fargo Capital XIII
7.700% due 12/29/2049		12,750	12,692
Wilmington Trust Co.
10.732% due 01/01/2013 (k)		4,960	5,379
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,570	15,371

			1,618,723

Industrials 43.1%
Actuant Corp.
6.875% due 06/15/2017		14,100	13,924
Allied Waste North America, Inc.
7.250% due 03/15/2015		32,327	32,408
Allison Transmission, Inc.
11.000% due 11/01/2015		24,920	22,428
11.250% due 11/01/2015 (c)		8,700	7,569
American Stores Co.
8.000% due 06/01/2026		32,000	32,565
AmeriGas Partners LP
7.125% due 05/20/2016		32,745	30,535
7.250% due 05/20/2015		19,670	18,490
ARAMARK Corp.
6.373% due 02/01/2015		3,950	3,713
8.500% due 02/01/2015		31,555	31,082
ArvinMeritor, Inc.
8.125% due 09/15/2015		47,765	37,734
8.750% due 03/01/2012		19,010	16,824
Berry Plastics Corp.
7.568% due 02/15/2015		20,100	19,346
Berry Plastics Holding Corp.
6.651% due 09/15/2014		2,365	1,904
8.875% due 09/15/2014		31,280	27,214
Bombardier, Inc.
8.000% due 11/15/2014		1,580	1,627
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014		35,110	23,216
Buhrmann U.S., Inc.
7.875% due 03/01/2015		13,790	15,409
8.250% due 07/01/2014		14,890	16,267
C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	657
6.640% due 12/31/2049		3,800	3,534
CanWest MediaWorks LP
9.250% due 08/01/2015		3,851	3,158
Cascades, Inc.
7.250% due 02/15/2013		23,360	20,440
CCO Holdings LLC
8.750% due 11/15/2013		74,801	69,191
Celestica, Inc.
7.625% due 07/01/2013		11,815	11,401
7.875% due 07/01/2011		41,339	41,546
Chart Industries, Inc.
9.125% due 10/15/2015		8,865	9,242
Charter Communications Operating LLC
8.375% due 04/30/2014		3,950	3,762
Chemtura Corp.
6.875% due 06/01/2016		11,620	10,109
Chesapeake Energy Corp.
6.875% due 01/15/2016		2,140	2,076
7.000% due 08/15/2014		7,905	7,786
7.250% due 12/15/2018		5,025	4,912
7.500% due 09/15/2013		2,200	2,211
7.500% due 06/15/2014		7,655	7,636
7.625% due 07/15/2013		9,680	9,753
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		4,883	4,126
Citic Resources Finance Ltd.
6.750% due 05/15/2014		2,975	2,785
Clorox Co.
4.200% due 01/15/2010		7,350	7,293
Colorado Interstate Gas Co.
5.950% due 03/15/2015		2,450	2,414
Community Health Systems, Inc.
8.875% due 07/15/2015		67,407	68,165
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		10,280	10,306
7.750% due 05/15/2017		10,845	10,913
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		16,283	16,132
7.373% due 12/15/2015		1,048	870
7.566% due 03/15/2020		2,835	2,538
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		19,295	16,208
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		2,625	2,632
7.750% due 11/15/2015		20,045	20,145
CSC Holdings, Inc.
6.750% due 04/15/2012		7,935	7,499
7.625% due 04/01/2011		42,570	41,931
7.625% due 07/15/2018		28,650	26,501
DaVita, Inc.
7.250% due 03/15/2015		32,175	31,451
Delta Air Lines, Inc.
7.779% due 01/02/2012		7,855	6,991
Dex Media West LLC
9.875% due 08/15/2013		15,786	14,247
Dex Media, Inc.
8.000% due 11/15/2013		5,500	4,043
DirecTV Holdings LLC
8.375% due 03/15/2013		2,675	2,769
Dynegy Holdings, Inc.
6.875% due 04/01/2011		8,705	8,651
7.125% due 05/15/2018		6,005	5,254
7.500% due 06/01/2015		13,250	12,289
7.625% due 10/15/2026		3,985	3,327
8.750% due 02/15/2012		1,500	1,530
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		20,010	19,710
EchoStar DBS Corp.
7.000% due 10/01/2013		16,080	15,397
7.125% due 02/01/2016		74,829	69,404
El Paso Corp.
7.000% due 06/15/2017		30,895	30,419
7.420% due 02/15/2037		1,375	1,327
7.750% due 06/15/2010		6,975	7,197
7.800% due 08/01/2031		29,497	29,907
8.050% due 10/15/2030		7,185	7,396
Enterprise Products Operating LP
7.034% due 01/15/2068		4,840	4,242
8.375% due 08/01/2066		22,115	22,159
Ferrellgas Partners LP
7.120% due 08/01/2008 (k)		11,000	11,047
8.750% due 06/15/2012		11,920	11,741
8.870% due 08/01/2009 (k)		12,250	12,825
First Data Corp.
9.875% due 09/24/2015		96,825	84,359
Ford Motor Co.
7.125% due 11/15/2025		8,722	4,928
7.500% due 08/01/2026		19,800	11,385
9.215% due 09/15/2021		1,225	827
Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		5,595	5,657
8.250% due 04/01/2015		13,075	13,763
8.375% due 04/01/2017		42,080	44,463
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		34,320	28,057
9.125% due 12/15/2014 (c)		9,675	7,571
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		26,550	27,612
Gaz Capital S.A.
8.146% due 04/11/2018		13,375	13,893
General Motors Corp.
7.400% due 09/01/2025		600	312
7.700% due 04/15/2016		4,230	2,580
8.250% due 07/15/2023		26,630	15,645
Georgia-Pacific LLC
7.000% due 01/15/2015		2,690	2,542
7.125% due 01/15/2017		12,800	12,096
7.250% due 06/01/2028		12,525	10,521
7.375% due 12/01/2025		33,830	28,756
7.700% due 06/15/2015		2,335	2,218
7.750% due 11/15/2029		3,000	2,655
8.000% due 01/15/2024		62,090	57,744
9.500% due 12/01/2011		3,905	3,988
Goodyear Tire & Rubber Co.
7.857% due 08/15/2011		2,150	2,147
9.000% due 07/01/2015		22,238	22,294
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		31,143	26,004
HCA, Inc.
7.190% due 11/15/2015		24,542	21,284
8.750% due 09/01/2010		2,853	2,903
9.000% due 12/15/2014		7,936	7,583
9.125% due 11/15/2014		16,145	16,549
9.250% due 11/15/2016		136,030	140,451
9.625% due 11/15/2016 (c)		3,575	3,691
Health Management Associates, Inc.
6.125% due 04/15/2016		11,800	10,384
Hertz Corp.
8.875% due 01/01/2014		68,361	62,892
Ineos Group Holdings PLC
8.500% due 02/15/2016		42,206	27,961
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	18,427
Intergen NV
9.000% due 06/30/2017		28,908	30,064
JET Equipment Trust
7.630% due 08/15/2012 (a)		1,431	7
9.410% due 06/15/2010 (a)		713	592
10.000% due 06/15/2012 (a)		5,395	4,531
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		13,164	13,756
Legrand France S.A.
8.500% due 02/15/2025		16,900	19,076
Mattel, Inc.
3.176% due 06/15/2009		5,500	5,496
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,000	986
MGM Mirage
6.625% due 07/15/2015		1,800	1,454
6.875% due 04/01/2016		24,365	19,736
7.500% due 06/01/2016		3,550	2,938
Nalco Co.
8.875% due 11/15/2013		24,590	25,328
New Albertson’s, Inc.
6.570% due 02/23/2028		500	402
7.450% due 08/01/2029		24,275	23,125
7.750% due 06/15/2026		580	573
Norampac Industries, Inc.
6.750% due 06/01/2013		13,879	11,728
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		21,635	21,310
Nortel Networks Ltd.
6.963% due 07/15/2011		23,035	21,883
10.125% due 07/15/2013		47,945	47,106
10.750% due 07/15/2016		4,085	4,065
Northwest Airlines, Inc.
7.691% due 04/01/2017		6,713	5,639
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,354
Novelis, Inc.
7.250% due 02/15/2015		5,906	5,611
OPTI Canada, Inc.
8.250% due 12/15/2014		14,345	14,345
Quebecor Media, Inc.
7.750% due 03/15/2016		58,982	55,148
Quiksilver, Inc.
6.875% due 04/15/2015		10,735	9,178
Qwest Communications International, Inc.
6.176% due 02/15/2009		475	475
7.250% due 02/15/2011		2,535	2,462
7.500% due 02/15/2014		100,809	96,273
Reynolds American, Inc.
7.750% due 06/01/2018		4,555	4,797
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	5,475
8.875% due 01/15/2016		82,470	49,894
8.875% due 10/15/2017		35,605	21,363
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		10,840	10,704
Roseton
7.270% due 11/08/2010		28,609	28,913
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		3,225	2,749
SandRidge Energy, Inc.
6.416% due 04/01/2014		2,000	1,966
8.000% due 06/01/2018		1,300	1,311
8.625% due 04/01/2015 (c)		59,100	60,873
Sanmina-SCI Corp.
8.125% due 03/01/2016		20,905	18,919
SemGroup LP
8.750% due 11/15/2015		46,350	45,191
Sensata Technologies BV
8.000% due 05/01/2014		45,525	42,111
Service Corp. International
7.375% due 10/01/2014		2,095	2,105
7.625% due 10/01/2018		3,705	3,714
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,510
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,300	4,796
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,137
Station Casinos, Inc.
7.750% due 08/15/2016		31,895	24,559
Suburban Propane Partners LP
6.875% due 12/15/2013		14,657	13,924
Sungard Data Systems, Inc.
9.125% due 08/15/2013		52,866	53,659
Superior Essex Communications LLC
9.000% due 04/15/2012		15,600	15,990
SUPERVALU, Inc.
7.500% due 11/15/2014		7,170	7,215
Terex Corp.
8.000% due 11/15/2017		1,935	1,930
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	9,920
TRW Automotive, Inc.
7.000% due 03/15/2014		24,550	21,420
7.250% due 03/15/2017		19,935	16,845
United Airlines, Inc.
6.071% due 03/01/2013		2,068	2,040
6.201% due 09/01/2008		1,524	1,501
6.602% due 09/01/2013		1,922	1,903
7.032% due 10/01/2010		998	983
United Rentals North America, Inc.
6.500% due 02/15/2012		23,805	21,544
Unitymedia GmbH
10.375% due 02/15/2015		11,350	11,222
Verso Paper Holdings LLC
6.623% due 08/01/2014		3,035	2,807
9.125% due 08/01/2014		35,570	34,948
Videotron Ltee
9.125% due 04/15/2018		1,500	1,575
Waste Management, Inc.
6.875% due 05/15/2009		14,400	14,687
West Corp.
9.500% due 10/15/2014		30,345	27,462
11.000% due 10/15/2016		9,600	8,160
Willamette Industries, Inc.
6.450% due 08/19/2009		10,650	10,794
Williams Cos., Inc.
6.375% due 10/01/2010		5,610	5,694
7.625% due 07/15/2019		9,340	9,854
Williams Partners LP
7.250% due 02/01/2017		6,100	6,130
Windstream Corp.
8.625% due 08/01/2016		34,400	34,486
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		28,215	25,958
Xerox Corp.
7.125% due 06/15/2010		15,770	16,294

			3,042,265

Utilities 11.6%
AES Corp.
7.750% due 03/01/2014		2,050	2,032
8.000% due 10/15/2017		3,185	3,137
8.000% due 06/01/2020		4,575	4,438
8.875% due 02/15/2011		730	759
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,610
Cincinnati Bell, Inc.
7.000% due 02/15/2015		4,255	3,989
7.250% due 07/15/2013		4,635	4,542
8.375% due 01/15/2014		5,564	5,411
Citizens Communications Co.
6.250% due 01/15/2013		2,375	2,215
6.625% due 03/15/2015		2,045	1,866
7.000% due 11/01/2025		1,650	1,221
7.125% due 03/15/2019		38,045	34,240
7.450% due 07/01/2035		5,460	4,040
7.875% due 01/15/2027		1,875	1,650
9.000% due 08/15/2031		21,060	19,059
9.250% due 05/15/2011		675	702
Edison Mission Energy
7.200% due 05/15/2019		1,670	1,566
7.750% due 06/15/2016		5,620	5,620
Energy Future Holdings Corp.
10.875% due 11/01/2017		115,230	116,958
11.250% due 11/01/2017 (c)		4,400	4,411
Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013		6,225	2,397
9.750% due 05/01/2013		26,110	10,575
Homer City Funding LLC
8.734% due 10/01/2026		11,691	12,598
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		7,910	7,831
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		24,955	22,335
Knight, Inc.
5.150% due 03/01/2015		750	666
6.500% due 09/01/2012		2,852	2,795
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		19,715	19,074
Midwest Generation LLC
8.560% due 01/02/2016		63,758	65,830
NGPL Pipe Co. LLC
7.119% due 12/15/2017		25,610	26,245
NRG Energy, Inc.
7.250% due 02/01/2014		17,470	16,728
7.375% due 02/01/2016		64,265	60,650
7.375% due 01/15/2017		25,820	24,464
Oncor Electric Delivery Co.
7.250% due 01/15/2033		1,000	990
PetroHawk Energy Corp.
7.875% due 06/01/2015		1,800	1,766
PSEG Energy Holdings LLC
8.500% due 06/15/2011		47,705	50,289
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		12,360	12,051
Qwest Corp.
6.026% due 06/15/2013		4,915	4,718
7.200% due 11/10/2026		9,976	8,430
7.500% due 06/15/2023		12,355	11,058
8.875% due 03/15/2012		16,955	17,379
Reliant Energy, Inc.
6.750% due 12/15/2014		57,199	58,629
7.625% due 06/15/2014		785	769
Rural Cellular Corp.
9.875% due 02/01/2010		23,665	24,197
Sierra Pacific Resources
6.750% due 08/15/2017		5,905	5,772
Sprint Capital Corp.
7.625% due 01/30/2011		5,150	5,063
Sprint Nextel Corp.
6.000% due 12/01/2016		16,475	14,191
Telesat Canada/Telesat LLC
11.000% due 11/01/2015		8,200	7,708
12.500% due 11/01/2017		6,200	5,828
Tenaska Alabama Partners LP
7.000% due 06/30/2021		19,536	18,570
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015		35,985	35,445
10.500% due 11/01/2016 (c)		3,180	3,093
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		33,609	34,533
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		4,500	4,416
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)		3,046	3,300

			819,849

Total Corporate Bonds & Notes (Cost $5,808,513)			5,480,837

CONVERTIBLE BONDS & NOTES 1.7%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		11,950	7,588
ArvinMeritor, Inc.
4.000% due 02/15/2027		1,350	958
Chesapeake Energy Corp.
2.250% due 12/15/2038		18,500	21,345
2.500% due 05/15/2037		10,425	18,543
Citigroup Funding, Inc.
1.080% due 08/31/2012		5,000	4,760
CMS Energy Corp.
2.875% due 12/01/2024		14,290	16,916
Deutsche Bank AG
0.000% due 07/14/2008		4,900	1,943
0.000% due 09/29/2008		3,425	1,372
0.000% due 10/24/2008		4,525	1,903
0.450% due 08/31/2012		8,000	10,964
Morgan Stanley
1.700% due 10/15/2012		7,200	9,104
Mylan, Inc.
1.250% due 03/15/2012		5,250	4,423
Nortel Networks Corp.
1.750% due 04/15/2012		3,500	2,638
2.125% due 04/15/2014		11,900	8,032
NovaMed, Inc.
1.000% due 06/15/2012		200	153
Qwest Communications International, Inc.
3.500% due 11/15/2025		12,375	12,236

Total Convertible Bonds & Notes (Cost $128,679)			122,878

MUNICIPAL BONDS & NOTES 0.1%
Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)		4,000	4,000
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	220

Total Municipal Bonds & Notes (Cost $4,275)			4,220

U.S. GOVERNMENT AGENCIES 12.7%
Fannie Mae
5.000% due 10/01/2033 - 07/01/2038		481,017	461,100
5.500% due 09/01/2017 - 07/01/2038		359,454	354,434
Freddie Mac
5.000% due 05/01/2023		46,833	46,321
5.500% due 07/01/2038		40,000	39,406

Total U.S. Government Agencies (Cost $895,816)			901,261

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust
4.448% due 11/25/2046		5,695	4,210
Banc of America Funding Corp.
5.357% due 11/20/2035		643	600
BCAP LLC Trust
2.652% due 01/25/2037		2,376	1,522
Bear Stearns Adjustable Rate Mortgage Trust
5.733% due 02/25/2036		567	472
Bear Stearns Alt-A Trust
2.702% due 12/25/2046		390	156
Countrywide Alternative Loan Trust
2.652% due 01/25/2037		700	410
2.712% due 08/25/2046		1,343	756
2.732% due 09/25/2046		700	238
2.732% due 10/25/2046		519	304
2.752% due 05/25/2036		572	321
3.252% due 11/25/2035		842	644
5.414% due 10/25/2035		501	471
5.750% due 03/25/2037		500	416
Countrywide Home Loan Mortgage Pass-Through Trust
2.782% due 04/25/2046		743	407
5.454% due 02/25/2047		619	461
5.555% due 04/20/2036		583	545
5.615% due 02/20/2036		641	628
5.650% due 03/25/2037		595	439
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.582% due 10/25/2035		496	429
5.869% due 10/25/2036		700	508
5.886% due 10/25/2036		700	501
Downey Savings & Loan Association Mortgage Loan Trust
2.802% due 07/19/2045		553	345
Greenpoint Mortgage Funding Trust
2.682% due 10/25/2046		800	420
2.682% due 12/25/2046		600	215
2.692% due 10/25/2046		800	305
2.752% due 04/25/2036		756	431
GSR Mortgage Loan Trust
2.742% due 08/25/2046		638	334
Harborview Mortgage Loan Trust
2.682% due 09/19/2046		828	573
Indymac INDA Mortgage Loan Trust
5.936% due 08/25/2036		700	549
Indymac Index Mortgage Loan Trust
2.752% due 06/25/2037		766	447
5.369% due 01/25/2036		481	462
5.439% due 09/25/2035		526	378
5.511% due 10/25/2035		492	396
5.987% due 06/25/2036		700	558
MASTR Adjustable Rate Mortgages Trust
2.782% due 05/25/2047		800	397
2.822% due 05/25/2047		600	230
Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		1,250	1,235
Morgan Stanley Capital I
5.544% due 11/12/2049		700	630
5.692% due 04/15/2049		1,100	1,040
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		600	500
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		11,128	7,982
2.712% due 05/25/2037		969	503
5.672% due 09/25/2035		541	461
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030		800	786
Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036		700	608
5.377% due 11/25/2035		504	428
5.431% due 09/25/2036		700	576
6.000% due 10/25/2037		625	467
Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046		2,796	2,002
2.742% due 05/25/2046		674	382
2.782% due 08/25/2036		900	467
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	481
WaMu Mortgage Pass-Through Certificates
2.702% due 07/25/2046		670	531
2.892% due 11/25/2045		600	382
2.892% due 12/25/2045		600	326
2.928% due 11/25/2034		1,327	1,124
4.043% due 09/25/2033		1,207	1,155
4.338% due 07/25/2047		920	663
Washington Mutual Alternative Mortgage Pass-Through Certificates
4.288% due 04/25/2047		944	536

Total Mortgage-Backed Securities (Cost $45,623)			43,743

ASSET-BACKED SECURITIES 0.5%
Carrington Mortgage Loan Trust
2.602% due 02/25/2037		2,404	2,326
Credit-Based Asset Servicing & Securitization LLC
2.592% due 04/25/2036		4,483	4,406
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		10,600	10,710
Franklin Auto Trust
4.062% due 06/20/2012		2,975	2,969
GSAA Trust
2.782% due 05/25/2047		700	362
GSAMP Trust
2.512% due 03/25/2047		2,844	2,708
Lehman XS Trust
2.712% due 06/25/2046		736	416
2.712% due 08/25/2046		666	440
2.722% due 09/25/2046		822	414
2.722% due 11/25/2046		789	438
Morgan Stanley Mortgage Loan Trust
2.712% due 02/25/2037		600	291
2.842% due 04/25/2037		800	467
5.750% due 04/25/2037		590	515
6.000% due 07/25/2047		604	520
Novastar Home Equity Loan
2.582% due 03/25/2037		5,103	4,860
RAAC Series 2007-SP2
2.882% due 06/25/2047		700	493
Residential Asset Securities Corp.
2.592% due 04/25/2037		2,968	2,831

Total Asset-Backed Securities (Cost $35,482)			35,166

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%
Amadeus Global Travel Distribution S.A.
6.959% due 04/08/2013	EUR	5,634	8,195
7.209% due 04/08/201		5,634	8,242
Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,952
Credit Agricole S.A.
4.130% due 11/29/2049		2,800	3,487
General Motors Corp.
8.375% due 07/05/2033		5,000	4,265
Intesa Sanpaolo SpA
8.047% due 12/31/2049		7,700	11,801
Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	18,864
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,487
Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013		3,385	5,194
6.565% due 11/30/2014		6,250	9,628
8.250% due 05/01/2016		18,275	26,327
OI European Group BV
6.875% due 03/31/2017		2,000	2,976
Prosieben Media AG
6.730% due 05/09/2015		4,000	5,208
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,379
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	7,131	12,453
Sensata Technologies BV
10.347% due 10/27/2013	EUR	14,000	20,224
Telenet Bidco
7.468% due 07/31/2015		20,000	30,229
Unitymedia GmbH
8.750% due 02/15/2015		1,000	1,425
Unitymedia Hessen GmbH & Co. KG
7.723% due 04/15/2013		700	1,050
UPC Broadband Holding BV
6.467% due 12/31/2014		13,916	19,924
6.491% due 12/31/2014		5,500	7,875
UPC Holding BV
7.750% due 01/15/2014		8,025	11,245
8.625% due 01/15/2014		18,550	27,016
Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	26,002

Total Foreign Currency-Denominated Issues (Cost $287,856)			303,448

		Shares
COMMON STOCKS 0.0%
Pride International, Inc. (d)		40,570	1,918
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,067
U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $1,824)			2,985

CONVERTIBLE PREFERRED STOCKS 1.6%
American International Group, Inc.
8.500% due 08/01/2011		102,200	6,059
Bank of America Corp.
7.250% due 12/31/2049		46,000	40,664
Citigroup, Inc.
6.500% due 12/31/2049		121,000	5,294
Fannie Mae
5.375% due 12/31/2049		9	542
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		83,800	14,068
General Motors Corp.
5.250% due 03/06/2032		1,414,035	19,708
Lehman Brothers Holdings, Inc.
8.160% due 05/30/2009		90,320	5,139
8.750% due 07/01/2011		6,700	5,172
Merrill Lynch & Co., Inc.
9.700% due 05/20/2009		97,328	5,348
Wachovia Corp.
7.500% due 12/31/2049		9,000	7,969

Total Convertible Preferred Stocks (Cost $122,451)			109,963

		Principal Amount (000)
SHORT-TERM INSTRUMENTS 6.2%
Certificates Of Deposit 0.2%
UBS AG Stamford
3.064% due 03/17/2009		$7,700	7,518
Unicredito Italiano NY
3.071% due 05/15/2009		4,950	4,801

			12,319

Commercial Paper 4.0%
Danske Corp.
2.495% due 07/21/2008		750	749
Royal Bank of Scotland Group PLC
2.860% due 08/06/2008		24,800	24,729
Societe General N.A.
2.880% due 09/12/2008		59,200	58,865
UBS Finance Delaware LLC
2.625% due 09/02/2008		80,800	80,412
2.645% due 09/03/2008		115,100	114,537

			279,292

Repurchase Agreements 0.4%
Deutsche Bank AG
1.500% due 07/01/2008		22,000	22,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $22,414. Repurchase proceeds are $22,001.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		7,808	7,808
(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 valued at $7,964. Repurchase proceeds are $7,808.)

			29,808

U.S. Treasury Bills 1.6%
1.820% due 08/28/2008 - 09/25/2008 (e)(f)		116,250	115,567

Total Short-Term Instruments (Cost $437,541)			436,986

PURCHASED OPTIONS (i) 0.9% (Cost $59,291)			67,049
Total Investments 112.4% (Cost $8,294,892)			$7,943,452
Written Options (j) (1.0%) (Premiums $69,109)			(72,489)
Other Assets and Liabilities (Net) (11.4%)			(805,593)

Net Assets 100.0%			$7,065,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Non-income producing security.

(e) Coupon represents a weighted average rate.

(f) Securities with an aggregate market value of $115,070 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(g) Cash of $22,748 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	3,540	$209
90-Day Eurodollar March Futures	Long	03/2009	3,503	329
90-Day Eurodollar September Futures	Long	09/2009	3,143	(1,994)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	1,627	(2,284)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	(1,132)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	2,219	(1,448)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	202	(146)

				$(6,466)

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	3.050%	06/20/2013	JPM	$1,350	$98
ARAMARK Corp. 8.500% due 02/01/2015	Sell	1.300%	09/20/2008	BOA	4,800	(11)
ARAMARK Corp. 8.500% due 02/01/2015	Sell	2.150%	09/20/2008	LEH	2,500	0
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC	11,500	(258)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	LEH	2,000	(116)
Biomet, Inc. 0.000% due 09/25/2013	Sell	3.550%	03/20/2013	MSC	1,500	57
Bon-Ton Department Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%	09/20/2008	LEH	5,000	(67)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.350%	09/20/2013	CITI	950	(18)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%	03/20/2013	LEH	12,000	(55)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.050%	06/20/2013	RBS	7,500	(39)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(2.210%)	06/20/2017	RBS	4,300	77
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%	09/20/2012	DUB	3,500	(526)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.600%	06/20/2013	GSC	2,000	(11)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	24,700	(290)
CSC Holdings, Inc. 0.000% due 05/02/2012	Sell	3.650%	03/20/2013	MSC	1,500	40
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	MSC	1,000	(85)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%	09/20/2008	BCLY	4,675	13
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	MLP	5,500	(455)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	LEH	1,000	(75)
Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%	09/20/2008	MLP	2,700	4
Dynegy Holdings, Inc. 8.375% due 05/01/2016	Sell	4.430%	06/20/2013	GSC	2,000	(11)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%)	06/20/2013	GSC	5,000	(44)
Ford Motor Co. 6.500% due 08/01/2018	Sell	5.000%	12/20/2008	MSC	18,000	(158)
Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%)	12/20/2008	MLP	18,000	609
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%	12/20/2010	MLP	18,000	(3,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	12,000	(432)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%	12/20/2008	CITI	10,000	(343)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	1,000	(23)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%	12/20/2012	CITI	4,500	(55)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%	09/20/2008	LEH	4,875	(17)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%	09/20/2008	LEH	2,750	(7)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	5.000%	09/20/2013	CITI	11,000	(322)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%	09/20/2008	CITI	1,600	(24)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%	09/20/2012	CITI	2,000	(581)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%	09/20/2012	CITI	20,000	(5,157)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	GSC	3,000	(812)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	MLP	6,150	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%	12/20/2012	BOA	3,000	(808)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	LEH	3,200	(532)
Georgia-Pacific Corp. 0.000% due 12/20/2008	Sell	3.800%	03/20/2013	MSC	1,500	67
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%	12/20/2012	MLP	3,000	(130)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%	12/20/2012	MLP	5,000	(180)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.720%	06/20/2013	BCLY	2,000	3
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	5.150%	06/20/2013	BOA	2,800	49
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.550%	09/20/2013	CITI	4,000	(33)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.700%	09/20/2013	CITI	5,000	(12)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.650%	06/20/2015	CITI	350	(4)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2008	LEH	2,000	(41)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2008	MLP	2,000	(34)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	10,650	(599)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%	12/20/2008	LEH	5,000	(144)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	12/20/2008	DUB	3,650	(104)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	BOA	1,850	123
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	GSC	1,370	(51)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2010	MLP	1,500	(115)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	JPM	10,000	(3,207)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	3,000	(328)
GMAC LLC 6.875% due 08/28/2012	Sell	6.350%	12/20/2012	DUB	3,650	(907)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	MSC	11,500	(2,807)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%	12/20/2012	GSC	5,000	(1,195)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	12/20/2012	BOA	2,500	(587)
GMAC LLC 6.875% due 08/28/2012	Sell	8.000%	12/20/2012	LEH	1,000	(214)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2013	BOA	80,000	(1,780)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%	06/20/2013	CITI	3,800	(142)
HCA, Inc. 6.375% due 01/15/2015	Sell	4.650%	09/20/2013	BOA	3,000	(38)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%	09/20/2008	LEH	4,900	0
HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%)	09/01/2010	BOA	5,500	(106)
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%	09/20/2012	CITI	4,400	(85)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%)	03/20/2010	BCLY	8,000	451
Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(3.500%)	06/20/2013	GSC	2,000	8
Ltd. Brands, Inc. 6.125% due 12/01/2012	Buy	(2.500%)	06/20/2013	CSFB	2,000	23
Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	MLP	5,000	(109)
Mirant North America LLC 7.375% due 12/31/2013	Buy	(3.600%)	06/20/2013	GSC	5,000	47
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%	09/20/2008	LEH	4,450	(14)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	LEH	4,400	232
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	CITI	4,400	(388)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%	03/20/2013	CITI	24,000	2,382
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%	09/20/2008	RBS	4,950	(1)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.170%	06/20/2013	GSC	2,000	2
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.200%	09/20/2013	GSC	6,875	(49)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	LEH	400	(27)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%	12/20/2012	CSFB	5,000	(318)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%	12/20/2014	BOA	3,000	(219)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%	12/20/2012	CITI	5,600	(305)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(2.050%)	09/20/2013	CSFB	3,000	24
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	3.850%	09/20/2013	GSC	21,100	(298)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%	03/20/2009	GSC	3,000	148
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%	03/20/2009	LEH	2,750	67
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%	09/20/2012	LEH	3,000	(909)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009	BCLY	12,500	(25)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009	BCLY	21,500	11
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%	09/20/2008	LEH	2,000	(1)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012	CSFB	1,000	(76)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%	09/20/2012	LEH	1,000	(36)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	6.430%	06/20/2013	MLP	3,000	(42)
SLM Corp. 5.125% due 08/27/2012	Sell	1.730%	06/20/2012	BOA	9,000	(902)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	7,000	320
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Buy	(2.250%)	06/20/2013	MLP	2,000	8
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2012	LEH	1,200	(53)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	BCLY	6,400	(255)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	GSC	7,625	(370)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	JPM	3,000	(134)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	MLP	5,900	(262)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	Sell	3.800%	03/20/2013	MSC	1,500	51
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%	09/20/2013	DUB	13,050	(145)
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%)	03/20/2009	UBS	500	3
Texas Competitive Electric Holdings Co. LLC 10.250% due 11/01/2015	Sell	5.800%	06/20/2013	GSC	5,000	(17)
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(2.670%)	06/20/2013	MSC	2,000	10
Tribune Co. 7.358% due 05/17/2013	Sell	3.000%	03/20/2011	LEH	5,000	(105)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	LEH	1,975	(3)
Univision Communications, Inc. 9.750% due 03/15/2015	Buy	(5.000%)	06/20/2009	CITI	6,000	(38)
Univision Communications, Inc. 9.750% due 03/15/2015	Sell	5.000%	06/20/2013	CITI	6,000	(101)
Weyerhaeuser Co. 7.125% due 07/15/2023	Buy	(1.740%)	09/20/2013	MLP	10,000	194
Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%)	10/01/2010	CITI	5,000	(22)

						$(29,523)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$9,589	$98
Dow Jones CDX N.A. HY9 Index	Sell	1.670%	12/20/2010	MLP	8,347	108
Dow Jones CDX N.A. HY9 Index	Sell	4.000%	12/20/2010	DUB	3,000	87
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	51,800	2,159
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	35,600	(2,687)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	24,900	(1,782)
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	9,000	112
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	12,000	118
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	7,200	28
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	122,000	416
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	23,100	93
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	21,900	90
LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	LEH	5,000	(113)

						$(1,273)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	$(257)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		74,800	(484)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		34,100	(157)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		118,900	(596)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		6,000	44
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		40,100	47
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		20,100	204
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		15,100	234
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,500	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		110,100	(437)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		26,700	(457)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(844)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,300	35
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	296
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(833)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		9,700	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		116,700	(4,072)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,500	(67)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(216)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		75,900	(1,312)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		20,700	(312)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	GSC	EUR	9,800	316
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM		77,900	2,543
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		4,200	87
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		35,600	751
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	GSC	GBP	359,300	(7,424)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS		18,300	(375)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		79,300	(5,657)
Receive	6-Month GBP-LIBOR	5.250%	09/17/2018	GSC		29,200	1,002
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		37,700	918
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	373,000	(253)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		455,000	(310)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	478,100	(32,905)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		45,100	(2,848)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,600	(156)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		370,500	(21,783)

							$(75,366)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.157%	07/23/2008	MLP	665,000	$(3,453)
Receive	Motorola, Inc.	0.000%	07/23/2008	MLP	181,100	(401)
Receive	NRG Energy, Inc.	0.000%	07/23/2008	MLP	255,400	(559)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	402,600	7,600

						$3,187

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$19,878
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	3,589
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	3.600%	12/19/2008	447,000	3,330	2,356
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	8,972
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	7,089
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	9,243
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	2,010,500	18,874	15,922

							$59,291	$67,049

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	350	$245	$317
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	900	709	531
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	3,600	2,576	1,343
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	350	245	40
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	900	672	288
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	3,600	4,211	3,030

				$8,658	$5,549

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$101,700	$1,078	$283
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	18,311
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	2,759
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.680%	12/19/2008	149,000	4,708	3,431
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	10,002
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,574	7,484
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	8,528
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	671,100	18,237	15,743

							$59,725	$66,541

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/22/2008	$3,200	$61	$35
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/22/2008	3,200	60	32
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	16,000	312	173
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	16,000	293	159

							$726	$399

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,207	$16,132	0.23%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,003	11,047	0.16%
Ferrellgas Partners LP	7.240%	08/01/2010	04/24/2006 - 01/22/2004	25,985	25,632	0.36%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,517	12,825	0.18%
Reliant Resources, Inc.-Warrants Exp. 08/25/2008	NA	08/25/2008	07/15/2004	0	1,067	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,970	9,920	0.14%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,890	5,379	0.07%
Wilmington Trust Co.-Tucson Electric	10.732%	01/01/2013	05/16/2003 - 02/15/2000	3,033	3,300	0.05%

				$82,605	$85,302	1.21%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	07/01/2023	$47,000	$46,310	$46,420

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	246,429	07/2008	$19,739	$0	$19,739
Sell		246,430	07/2008	0	(11,282)	(11,282)
Buy		170,966	12/2008	5,651	0	5,651
Sell		53,008	12/2008	0	(2,516)	(2,516)
Buy	CHF	697	09/2008	13	0	13
Sell	EUR	197,161	07/2008	0	(3,177)	(3,177)
Sell	GBP	37,078	08/2008	0	(408)	(408)
Buy	INR	3,229,605	11/2008	0	(6,318)	(6,318)
Sell		3,229,605	11/2008	1,573	0	1,573
Sell	JPY	419,937	07/2008	0	(66)	(66)
Buy	KRW	25,138,685	08/2008	0	(3,667)	(3,667)
Sell		25,138,685	08/2008	80	(11)	69
Buy	MXN	301,854	07/2008	2,214	0	2,214
Sell		301,854	07/2008	0	(1,983)	(1,983)
Buy	MYR	126,985	08/2008	0	(176)	(176)
Buy		48,730	11/2008	0	(163)	(163)
Buy	PHP	2,256,963	08/2008	0	(4,069)	(4,069)
Buy	RUB	487,266	07/2008	1,443	0	1,443
Sell		487,266	07/2008	0	(237)	(237)
Buy		2,458,528	11/2008	4,771	0	4,771
Buy		853,211	05/2009	670	0	670
Buy	SGD	76,063	11/2008	121	(31)	90

				$36,275	$(34,104)	$2,171

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$7,978	$7,813,874	$121,600	$7,943,452
Other Financial Instruments++	(6,466)	(219,208)	(505)	(226,179)

Total	$1,512	$7,594,666	$121,095	$7,717,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$110,825	$10,218	$159	$398	$0	$121,600
Other Financial Instruments++	(1,183)	(61)	0	1,594	(855)	(505)

Total	$109,642	$10,157	$159	$1,992	$(855)	$121,095

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Municipal Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.7%
American International Group, Inc.
8.175% due 05/15/2058	$1,200		$1,134
Bank of America Corp.
8.000% due 12/29/2049	3,600		3,381
Citigroup, Inc.
8.400% due 04/29/2049	1,050		999
Wachovia Bank N.A.
3.619% due 05/14/2010	600		597
Wells Fargo Capital XIII
7.700% due 12/29/2049	500		498

Total Corporate Bonds & Notes (Cost $6,950)			6,609

MUNICIPAL BONDS & NOTES 91.8%
Alabama 1.1%
Butler, Alabama Industrial Development Board
Revenue Bonds, Series 1993
5.900% due 12/01/2012	50		49
Colbert County, Alabama Health Care Authority
Revenue Bonds, Series 2003
5.750% due 06/01/2027	670		651
Montgomery, Alabama Medical Clinic Board Revenue
Bonds, Series 2006
5.250% due 03/01/2031	250		221
5.250% due 03/01/2036	500		434
Tuscaloosa, Alabama Educational Building Authority
Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500		1,291

			2,646

Alaska 0.5%
Alaska State Industrial Development & Export
Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400		1,224

Arizona 2.4%
Arizona State Health Facilities Authority Revenue
Bonds, Series 2007
5.200% due 10/01/2037	1,250		980
Arizona State Salt Verde Financial Corp. Revenue
Bonds, Series 2007
5.000% due 12/01/2037	1,000		872
Pima County, Arizona Industrial Development
Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500		1,400
Pima County, Arizona Industrial Development
Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000		896
Pima County, Arizona Industrial Development
Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850		1,882

			6,030

California 5.1%
California State Association of Bay Area
Governments Financing Authority for Non-Profit
Corp. Certificates of Participation Bonds, (AMBAC
Insured), Series 1993
7.000% due 08/01/2023	1,000		1,000
California State Health Facilities Financing
Authority Revenue Bonds, Series 2008
5.625% due 07/01/2032	750		748
California State Infrastructure & Economic
Development Bank Revenue Notes, Series 2004
7.480% due 02/01/2010	2,000		2,000
California State Municipal Finance Authority
Revenue Bonds, Series 2008
5.875% due 10/01/2034	750		750
California Statewide Communities Development
Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,500		1,335
9.000% due 11/01/2017	500		511
Golden State, California Tobacco Securitization
Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000		816
5.125% due 06/01/2047	5,000		3,827
Long Beach, California Special Tax Bonds,
Series 2008
5.375% due 10/01/2022	770		743
5.400% due 10/01/2023	320		309
Los Angeles, California Regional Airports
Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250		219
Palm Springs, California Revenue Bonds, Series 2008
6.400% due 07/01/2023	250		248

			12,506

Colorado 6.0%
City and County of Denver, Colorado Certificates of Participation Bonds, (AMBAC Insured),
Series 2003
7.750% due 12/01/2029	2,000		2,000
Colorado State Educational & Cultural Facilities
Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800		691
5.750% due 05/15/2037	855		741
5.750% due 12/01/2037	1,000		839
Colorado State Health Facilities Authority Revenue
Bonds, Series 2007
5.300% due 07/01/2037	2,350		1,924
5.900% due 08/01/2037	1,000		871
Colorado State Health Facilities Authority Revenue
Bonds, Series 2008
5.750% due 05/15/2036	1,400		1,388
Colorado State Housing & Finance Authority Revenue
Bonds, Series 2007
5.875% due 06/01/2037	1,500		1,336
Confluence Metropolitan District, Colorado Revenue
Bonds, Series 2007
5.400% due 12/01/2027	500		425
5.450% due 12/01/2034	1,000		820
Copperleaf, Colorado Metropolitan District No. 2
General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500		393
Madre, Colorado Metropolitan District No. 2
General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900		695
Public Authority for Colorado Energy Revenue
Bonds, Series 2008
6.250% due 11/15/2028	2,250		2,189
Tallyns Reach, Colorado Metropolitan District No.
3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500		384

			14,696

District Of Columbia 1.6%
District of Columbia Revenue Bonds, (AMBAC
Insured), Series 1985
10.000% due 10/01/2015	1,000		1,000
District of Columbia Revenue Bonds, (AMBAC
Insured), Series 1986
10.000% due 12/01/2015	3,000		3,000

			4,000

Florida 5.2%
Beacon Lakes, Florida Community Development
District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500		419
Brevard County, Florida Health Facilities
Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700		638
Florida State Development Finance Corp. Revenue
Bonds, Series 2007
6.000% due 02/15/2037	250		230
Hillsborough County, Florida Industrial
Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000		840
Hillsborough County, Florida Industrial
Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750		1,672
Jacksonville, Florida Economic Development
Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500		2,015
Lee County, Florida Industrial Development
Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500		1,217
Miami-Dade County, Florida Educational Facilities
Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	1,250		1,257
Sarasota County, Florida Health Facility Authority
Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680		1,428
Sarasota County, Florida Public Hospital District
Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 07/01/2037	2,000		2,000
University Square, Florida Community Development
District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250		1,075

			12,791

Georgia 1.0%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250		193
Georgia State Medical Center Hospital Authority
Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500		1,211
Main Street Natural Gas, Inc., Georgia Revenue
Notes, Series 2007
5.000% due 03/15/2009	1,000		1,004

			2,408

Idaho 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300		1,280

Illinois 8.6%
Belleville, Illinois Frank Scott Parkway
Redevelopment Authority Tax Allocation Bonds,
Series 2007
5.700% due 05/01/2036	1,000		866
Chicago, Illinois General Obligation Bonds, (MBIA
Insured), Series 2002
7.650% due 01/01/2037	6,000		6,000
Chicago, Illinois O’Hare International Airport
Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	1,900		1,802
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645		1,439
Hillside, Illinois Tax Allocation Bonds,
Series 2008
7.000% due 01/01/2028	2,000		1,965
Illinois State Finance Authority Revenue Bonds,
Series 2006
5.875% due 02/15/2038	200		173
Illinois State Finance Authority Revenue Bonds,
Series 2007
5.375% due 11/15/2039	1,600		1,299
5.500% due 05/15/2037	750		642
6.100% due 12/01/2041	1,650		1,453
7.000% due 12/01/2037	1,000		980
Illinois State Finance Authority Revenue Bonds,
Series 2008
6.250% due 08/15/2035	1,000		926
Illinois State Finance Authority Sports Facilities
Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775		1,541
Southwestern Illinois State Development Authority
Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250		1,120
6.625% due 06/01/2037	1,000		928

			21,134

Indiana 1.0%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100		94
Indiana State Health & Educational Facilities
Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000		870
Vigo County, Indiana Hospital Authority Revenue
Bonds, Series 2007
5.700% due 09/01/2037	1,650		1,438

			2,402

Iowa 1.6%
Iowa State Finance Authority Revenue Bonds,
Series 2006
5.450% due 11/01/2026	175		155
Iowa State Finance Authority Revenue Bonds,
Series 2007
5.500% due 11/15/2027	900		720
5.500% due 11/15/2037	1,550		1,151
5.625% due 12/01/2045	2,000		1,650
Iowa State Higher Education Loan Authority Revenue
Bonds, Series 2006
5.100% due 10/01/2036	200		176
			3,852

Kansas 1.1%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100		1,031
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000		836
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250		202
5.125% due 05/15/2042	250		198
5.500% due 08/01/2021	250		223
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200		182

			2,672

Kentucky 0.7%
Ohio County, Kentucky Revenue Bonds, (AMBAC
Insured), Series 1998
9.000% due 06/01/2013	1,800		1,800

Maryland 2.1%
Maryland State Economic Development Corp. Revenue
Bonds, Series 2006
5.000% due 12/01/2031	850		653
Maryland State Health & Higher Educational
Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850		744
5.300% due 01/01/2037	300		243
Maryland State Health & Higher Educational
Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000		950
6.000% due 01/01/2043	1,600		1,561
Maryland State Industrial Development Financing
Authority Revenue Notes, Series 2008
5.000% due 12/01/2010 (a)	1,000		996

			5,147

Massachusetts 1.2%
Massachusetts State Development Finance Agency
Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500		1,281
6.750% due 10/15/2037	1,250		1,117
Massachusetts State Health & Educational
Facilities Authority Revenue Bonds, Series 2008
5.125% due 07/01/2033	500		478

			2,876

Michigan 3.4%
Corner Creek Academy East, Michigan Revenue Bonds,
Series 2007
5.250% due 11/01/2036	250		205
Crescent Academy, Michigan Certificates of
Participation Bonds, Series 2006
5.750% due 12/01/2036	500		395
Doctor Charles Drew Academy, Michigan State
Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450		377
East Lansing, Michigan Economic Corp. Revenue
Bonds, Series 2007
5.250% due 07/01/2037	800		663
Garden City, Michigan Hospital Finance Authority
Revenue Bonds, Series 2007
5.000% due 08/15/2038	250		183
Hillsdale, Michigan Hospital Finance Authority
Revenue Bonds, Series 1998
5.000% due 05/15/2013	85		85
Meridian, Michigan Economic Development Corp.
Revenue Bonds, Series 2007
5.250% due 07/01/2026	995		895
Michigan State Grand Traverse Academy Revenue
Bonds, Series 2007
5.000% due 11/01/2036	1,200		882
Michigan State Hospital Finance Authority Revenue
Bonds, Series 2006
5.000% due 11/15/2038	1,000		908
Michigan State Public Educational Facilities
Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500		2,097
6.500% due 09/01/2037	1,000		921
Michigan State Tobacco Settlement Finance
Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750		647

			8,258

Minnesota 3.5%
Falcon Heights, Minnesota Revenue Bonds,
Series 2007
6.000% due 11/01/2037	400		359
Minneapolis & St Paul, Minnesota Housing &
Redevelopment Authority Revenue Bonds, (MBIA
Insured), Series 2007
9.000% due 11/15/2034	3,000		3,000
Minneapolis, Minnesota Revenue Bonds, (AMBAC
Insured), Series 2005
8.500% due 11/15/2032	2,000		2,000
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725		643
5.750% due 10/01/2037	1,500		1,315
Minneapolis, Minnesota Tax Allocation Bonds,
Series 2006
5.350% due 02/01/2030	200		178
North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250		243
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500		430
Washington County, Minnesota Housing &
Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500		449

			8,617

Mississippi 0.7%
Mississippi State Business Finance Corp. Revenue
Bonds, Series 1998
5.875% due 04/01/2022	1,860		1,823

Missouri 4.0%
Branson, Missouri Regional Airport Transportation
Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900		1,713
6.000% due 07/01/2037	750		660
Cottleville, Missouri Certificates of
Participation Bonds, Series 2006
5.250% due 08/01/2031	250		244
Grindstone Plaza, Missouri Transportation
Development District Sales Tax Revenue Bonds,
Series 2006
5.500% due 10/01/2031	250		225
5.550% due 10/01/2036	45		40
Independence, Missouri Thirty-Ninth Street
Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032 (a)	500		502
Joplin, Missouri Industrial Development Authority
Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485		1,318
Missouri State Development Finance Board Revenue
Bonds, (MBIA Insured), Series 2001
7.750% due 12/01/2031	5,000		5,000

			9,702

Montana 0.2%&
Hardin, Montana Rocky Mountain Power, Inc. Tax
Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830		522

Nebraska 0.2%
Madison County, Nebraska Hospital Authority No. 1
Revenue Bonds, Series 2008
6.000% due 07/01/2033 (a)	500		486

Nevada 0.7%
Clark County, Nevada Revenue Bonds, (AMBAC
Insured), Series 2007
5.000% due 07/01/2040	1,750		1,685

New Jersey 2.5%
Middlesex County, New Jersey Improvement Authority
Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900		1,703
New Jersey State Economic Development Authority
Revenue Bonds, Series 2000
7.000% due 11/15/2030	60		49
New Jersey State Economic Development Authority
Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,750		1,435
New Jersey State Health Care Facilities Financing
Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900		914
New Jersey State Health Care Facilities Financing
Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600		576
New Jersey State Tobacco Settlement Financing
Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000		1,512

			6,189

New Mexico 1.2%
Albuquerque, New Mexico Revenue Bonds, (AMBAC
Insured), Series 1995
8.000% due 07/01/2014	1,900		1,900
New Mexico State Hospital Equipment Loan Council
Revenue Bonds, Series 2007
5.250% due 08/15/2026	500		433
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650		596

			2,929

New York 3.3%
Erie County, New York Industrial Development
Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150		133
Nassau County, New York Industrial Development
Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395		396
6.700% due 01/01/2043	1,500		1,494
New York City, New York General Obligation Bonds,
(MBIA Insured), Series 1994
7.500% due 08/15/2023	1,700		1,700
New York City, New York Industrial Development
Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150		133
New York City, New York Industrial Development
Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	1,250		1,183
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2003
7.630% due 02/15/2031	2,000		2,000
New York State Dormitory Authority Revenue Bonds,
Series 2008
6.250% due 12/01/2037	1,000		995

			8,034

North Carolina 2.1%
Charlotte, North Carolina Revenue Bonds,
Series 1998
5.600% due 07/01/2027	150		106
Charlotte, North Carolina Revenue Bonds,
Series 2000
7.750% due 02/01/2028	60		54
North Carolina Eastern Municipal Power Agency
Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,250		1,264
North Carolina State Medical Care Commission
Revenue Bonds, (AMBAC Insured), Series 2006
8.470% due 12/01/2028	1,520		1,520
North Carolina State Medical Care Commission
Revenue Bonds, Series 2006
5.100% due 10/01/2030	50		43
North Carolina State Medical Care Commission
Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000		822
North Carolina State Medical Care Commission
Revenue Bonds, Series 2008
6.000% due 04/01/2038	500		460
Surry County, North Carolina Northern Hospital
District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800		798

			5,067

Ohio 2.8%
Lake County, Ohio Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,000		960
Ohio State Buckeye Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,500		4,596
6.000% due 06/01/2042	1,520		1,319

			6,875

Pennsylvania 9.3%
Allegheny County, Pennsylvania Hospital
Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500		2,890
Cambridge, Pennsylvania Area Joint Authority
Bonds, Series 2008
6.000% due 12/01/2037 (a)	500		501
Cumberland County, Pennsylvania Municipal
Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500		480
Harrisburg, Pennsylvania Authority Revenue Bonds,
Series 2007
6.000% due 09/01/2036	500		478
Lancaster County, Pennsylvania Hospital Authority
Revenue Bonds, Series 2008
6.250% due 07/01/2026	250		247
6.375% due 07/01/2030	1,000		973
Montgomery County, Pennsylvania Higher Education &
Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150		131
Pennsylvania State Economic Development Financing
Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600		3,645
Pennsylvania State Economic Development Financing
Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250		253
Philadelphia, Pennsylvania Authority for
Industrial Development Revenue Bonds, (MBIA
Insured), Series 2008
7.700% due 05/01/2037	5,000		5,000
Philadelphia, Pennsylvania Hospitals & Higher
Education Facilities Authority Revenue Bonds,
Series 2007
5.000% due 07/01/2034	750		632
Philadelphia, Pennsylvania Industrial Development
Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450		393
Philadelphia, Pennsylvania Revenue Bonds, (AMBAC
Insured), Series 1997
8.250% due 08/01/2027	5,000		5,000
Susquehanna Area Regional Airport Authority,
Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750		1,732
Washington County, Pennsylvania Redevelopment
Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550		475

			22,830

Puerto Rico 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer
Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	2,250		2,353

Rhode Island 0.1%
Rhode Island State Health & Educational Building
Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	185		186
Rhode Island State Tobacco Settlement Financing
Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	100		93

			279

South Carolina 2.3%
Greenville, South Carolina Hospital System Board
Revenue Bonds, (AMBAC Insured), Series 2005
4.000% due 05/01/2035	2,000		2,000
South Carolina State Jobs-Economic Development
Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900		1,669
6.000% due 11/15/2037	2,000		1,781
South Carolina State Tobacco Settlement Revenue
Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145		154

			5,604

South Dakota 0.2%
South Dakota State Health & Educational Facilities
Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	605		573

Tennessee 0.9%
Maury County, Tennessee Industrial Development
Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150		120
Sumner County, Tennessee Health Educational &
Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250		1,139
Tennessee State Energy Acquisition Corp. Revenue
Bonds, Series 2006
5.250% due 09/01/2021	1,000		970

			2,229

Texas 7.7%
Brazos County, Texas River Authority Revenue
Bonds, Series 2001
8.250% due 05/01/2033	1,300		1,298
Brazos County, Texas River Authority Revenue
Bonds, Series 2003
6.300% due 07/01/2032	515		411
Brazos County, Texas River Authority Revenue
Bonds, Series 2006
5.000% due 03/01/2041	2,000		1,292
Fort Bend County, Texas General Obligation Bonds,
(MBIA Insured), Series 2007
4.750% due 03/01/2031	500		477
Guadalupe-Blanco, Texas River Authority Revenue
Notes, Series 2008
5.625% due 10/01/2017	275		273
Gulf Coast, Texas Industrial Development Authority
Revenue Bonds, Series 2006
7.000% due 12/01/2036	500		460
Gulf Coast, Texas Waste Disposal Authority Revenue
Bonds, Series 2003
5.200% due 05/01/2028	1,000		861
Harris County, Texas Health Facilities Development
Corp. Revenue Bonds, (MBIA Insured), Series 2006
7.750% due 05/01/2035	1,200		1,200
HFDC of Central Texas, Inc. Revenue Bonds,
Series 2006
5.500% due 02/15/2037	500		402
Houston, Texas Airport Systems Revenue Bonds,
Series 1997
6.125% due 07/15/2017	100		84
6.125% due 07/15/2027	45		33
Houston, Texas Airport Systems Revenue Bonds,
Series 2001
6.750% due 07/01/2021	100		84
Houston, Texas Authority Bonds General Obligation
Bonds, Series 2008
5.625% due 10/01/2038 (a)	1,000		1,004
Lubbock, Texas Health Facilities Development Corp.
Revenue Bonds, Series 2005
6.625% due 07/01/2036	265		258
Lubbock, Texas State Educational Facilities
Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000		895
Lufkin, Texas Health Facilities Development Corp.
Revenue Bonds, Series 2007
5.500% due 02/15/2037	750		679
Maverick County, Texas Public Facility Corp.
Revenue Bonds, Series 2007
6.250% due 02/01/2024	635		576
6.375% due 02/01/2029	220		195
North Texas State Tollway Authority Revenue Bonds,
Series 2008
5.625% due 01/01/2033	1,500		1,505
Parmer County, Texas Hospital District General
Obligation Bonds, Series 2007
5.500% due 02/15/2027	345		334
Texas State Municipal Gas Acquisition & Supply
Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500		490
Texas State Municipal Gas Acquisition & Supply
Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026 (a)	1,000		958
Texas State Public Finance Authority Revenue
Bonds, Series 2007
5.375% due 02/15/2037	3,115		2,402
Texas State Water Development Board Revenue Bonds,
Series 2007
4.500% due 07/15/2023	500		496
Trinity River Authority, Texas Revenue Bonds,
Series 2000
6.250% due 05/01/2028	50		41
Tyler, Texas Health Facilities Development Corp.
Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750		1,532
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750		735

			18,975

Utah 2.9%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500		453
5.700% due 11/15/2036	1,000		882
St. George, Utah Revenue Bonds, (FSA Insured),
Series 2008
5.000% due 06/01/2038 (a)	1,400		1,407
Utah County, Utah General Obligation Bonds,
Series 2007
5.875% due 06/15/2037	1,650		1,492
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550		2,229
Utah State Charter School Finance Authority
Revenue Bonds, Series 2007
6.000% due 07/15/2037	675		618

			7,081

Virginia 1.1%
Bedford County, Virginia Industrial Development
Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100		94
James City County, Virginia Economic Development
Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750		628
Lewistown, Virginia Commerce Center Community
Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150		1,029
Peninsula Town Center, Virginia Community
Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000		919

			2,670

Washington 0.8%
King County, Washington Public Hospital District
No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150		1,155
Washington State Housing Finance Commission
Revenue Bonds, Series 2007
5.625% due 01/01/2038	850		725

			1,880

West Virginia 0.3%
West Virginia State Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985		880

Wisconsin 0.9%
Janesville, Wisconsin Revenue Bonds, Series 1984
5.550% due 04/01/2009	750		737
Milwaukee, Wisconsin Redevelopment Authority
Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150		1,000
Waukesha, Wisconsin Redevelopment Authority
Revenue Bonds, Series 2006
5.250% due 07/01/2026	150		140
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250		223

			2,100

Total Municipal Bonds & Notes (Cost $242,052)			225,105

	Shares
CONVERTIBLE PREFERRED STOCKS 0.6%
American International Group, Inc.
8.500% due 08/01/2011	7,700		457
Wachovia Corp.
7.500% due 12/31/2049	1,000		885

Total Convertible Preferred Stocks (Cost $1,577)			1,342

	Principal
	Amount
	(000s	)
SHORT-TERM INSTRUMENTS 4.3%
Repurchase Agreements 4.3%
State Street Bank and Trust Co.
1.650% due 07/01/2008	$10,548		10,548

(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $10,760. Repurchase proceeds are $10,548.)
Total Short-Term Instruments (Cost $10,548)			10,548

Total Investments 99.4% (Cost $261,127)			$243,604

Other Assets and Liabilities (Net) 0.6%			1,532

Net Assets 100.0%			$245,136

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Security becomes interest bearing at a future date.

(c) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Long Island, New York Power Authority Revenue Bonds, Series 2006 5.000% due 12/01/2035	Sell	0.950%	06/20/2018	GSC	$5,000	$9
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2037	Sell	1.500%	06/20/2018	GSC	5,000	6

						$15

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$2,000	$25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	13,399	(347)

						$(322)

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$456	$243,148	$0	$243,604
Other Financial Instruments++	0	(307)	0	(307)

Total	$456	$242,841	$0	$243,297

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Income Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Daimler Finance North America LLC
6.780% due 08/03/2012		$496	$411
Ford Motor Co.
5.480% due 12/15/2013		250	202
Telesat Canada
9.000% due 10/31/2008		100	94

Total Bank Loan Obligations (Cost $797)			707

CORPORATE BONDS & NOTES 20.5%
Banking & Finance 8.8%
American Express Bank FSB
5.500% due 04/16/2013		250	245
American Express Co.
7.000% due 03/19/2018		325	330
American Express Credit Corp.
5.875% due 05/02/2013		25	25
American International Group, Inc.
5.850% due 01/16/2018		2,100	1,974
8.175% due 05/15/2058		1,075	1,015
Bank of America Corp.
6.000% due 09/01/2017		500	483
8.000% due 12/29/2049		3,550	3,334
8.125% due 12/29/2049		40	38
Barclays Bank PLC
7.434% due 09/29/2049		100	94
7.700% due 04/29/2049		275	281
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		1,000	991
6.950% due 08/10/2012		137	143
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	22
Citigroup Capital XXI
8.300% due 12/21/2057		175	166
Citigroup, Inc.
5.500% due 04/11/2013		20	20
6.000% due 08/15/2017		500	478
8.400% due 04/29/2049		2,325	2,213
Credit Suisse New York, Inc.
5.000% due 05/15/2013		4,000	3,898
El Paso Performance-Linked Trust
7.750% due 07/15/2011		100	101
Ferrellgas Escrow LLC
6.750% due 05/01/2014		67	61
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		150	147
7.375% due 10/28/2009		60	55
7.800% due 06/01/2012		125	97
8.625% due 11/01/2010		80	68
GMAC LLC
6.750% due 12/01/2014		80	53
6.875% due 08/28/2012		800	548
8.000% due 11/01/2031		160	104
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		75	72
6.150% due 04/01/2018		50	49
6.250% due 09/01/2017		500	496
6.750% due 10/01/2037		250	230
HBOS PLC
6.750% due 05/21/2018		100	96
KRATON Polymers LLC
8.125% due 01/15/2014		50	26
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		25	24
6.750% due 12/28/2017		100	94
6.875% due 05/02/2018		100	97
7.500% due 05/11/2038		125	116
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		340	365
10.375% due 10/15/2017 (a)		100	106
11.625% due 10/15/2017		365	389
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		75	74
6.875% due 04/25/2018		225	215
Morgan Stanley
5.950% due 12/28/2017		300	273
NSG Holdings LLC
7.750% due 12/15/2025		125	124
Petroplus Finance Ltd.
7.000% due 05/01/2017		30	27
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		400	367
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	97
SLM Corp.
3.080% due 07/26/2010		50	44
3.130% due 07/25/2008		50	50
Tenneco, Inc.
8.125% due 11/15/2015		150	136
Times Square Hotel Trust
8.528% due 08/01/2026		2,319	2,342
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		125	117
UBS AG
5.750% due 04/25/2018		100	96
5.875% due 12/20/2017		1,775	1,732
UBS Preferred Funding Trust V
6.243% due 05/12/2049		100	88
Universal City Florida Holding Co. I & II
7.623% due 05/01/2010		65	63
8.375% due 05/01/2010		50	50
Ventas Realty LP
6.750% due 04/01/2017		175	169
7.125% due 06/01/2015		25	25
Wachovia Corp.
7.980% due 12/31/2049		600	553
Wells Fargo Capital XIII
7.700% due 12/29/2049		1,000	995

			26,781

Industrials 9.1%
Actuant Corp.
6.875% due 06/15/2017		90	89
Allied Waste North America, Inc.
7.250% due 03/15/2015		215	216
Allison Transmission, Inc.
11.000% due 11/01/2015		170	153
11.250% due 11/01/2015 (a)		25	22
American Stores Co.
8.000% due 06/01/2026		250	254
AmeriGas Partners LP
7.125% due 05/20/2016		230	214
7.250% due 05/20/2015		100	94
Anadarko Petroleum Corp.
5.950% due 09/15/2016		500	502
ARAMARK Corp.
6.373% due 02/01/2015		25	23
8.500% due 02/01/2015		175	172
ArvinMeritor, Inc.
8.125% due 09/15/2015		335	265
Berry Plastics Corp.
7.568% due 02/15/2015		155	149
Berry Plastics Holding Corp.
8.875% due 09/15/2014		75	65
Bombardier, Inc.
8.000% due 11/15/2014		170	175
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014		150	99
Buhrmann U.S., Inc.
7.875% due 03/01/2015		25	28
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		500	491
CanWest MediaWorks LP
9.250% due 08/01/2015		55	45
Cascades, Inc.
7.250% due 02/15/2013		25	22
Celestica, Inc.
7.875% due 07/01/2011		385	387
Charter Communications Operating LLC
8.000% due 04/30/2012		270	256
8.375% due 04/30/2014		150	143
Chemtura Corp.
6.875% due 06/01/2016		50	43
Chesapeake Energy Corp.
7.000% due 08/15/2014		100	98
7.250% due 12/15/2018		100	98
7.500% due 09/15/2013		50	50
7.500% due 06/15/2014		250	249
Colorado Interstate Gas Co.
5.950% due 03/15/2015		50	49
Comcast Corp.
5.900% due 03/15/2016		500	490
Community Health Systems, Inc.
8.875% due 07/15/2015		640	647
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		140	141
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		200	168
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		85	85
CSC Holdings, Inc.
6.750% due 04/15/2012		75	71
7.625% due 07/15/2018		350	324
DaVita, Inc.
7.250% due 03/15/2015		275	269
Delhaize America, Inc.
8.050% due 04/15/2027		25	27
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	531
Dex Media West LLC
8.500% due 08/15/2010		150	149
DirecTV Holdings LLC
8.375% due 03/15/2013		180	186
Dynegy Holdings, Inc.
6.875% due 04/01/2011		50	50
7.125% due 05/15/2018		25	22
7.500% due 06/01/2015		575	533
Eaton Vance Corp.
6.500% due 10/02/2017		1,000	1,012
EchoStar DBS Corp.
7.000% due 10/01/2013		145	139
7.125% due 02/01/2016		300	278
El Paso Corp.
7.800% due 08/01/2031		325	330
8.050% due 10/15/2030		25	26
Enterprise Products Operating LP
7.034% due 01/15/2068		50	44
8.375% due 08/01/2066		170	170
Ferrellgas Partners LP
8.750% due 06/15/2012		185	182
First Data Corp.
9.875% due 09/24/2015		525	457
Ford Motor Co.
9.215% due 09/15/2021		25	17
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		150	158
8.375% due 04/01/2017		300	317
Freescale Semiconductor, Inc.
6.651% due 12/15/2014		25	20
8.875% due 12/15/2014		50	41
10.125% due 12/15/2016		150	115
Gaz Capital S.A.
8.146% due 04/11/2018		100	104
General Motors Corp.
7.700% due 04/15/2016		170	104
8.250% due 07/15/2023		75	44
Georgia-Pacific LLC
7.000% due 01/15/2015		510	482
7.700% due 06/15/2015		125	119
7.750% due 11/15/2029		50	44
8.000% due 01/15/2024		25	23
9.500% due 12/01/2011		25	26
Goodyear Tire & Rubber Co.
7.857% due 08/15/2011		125	125
9.000% due 07/01/2015		132	132
HCA, Inc.
9.250% due 11/15/2016		1,075	1,110
Health Management Associates, Inc.
6.125% due 04/15/2016		125	110
Hertz Corp.
8.875% due 01/01/2014		520	478
Ineos Group Holdings PLC
8.500% due 02/15/2016		275	182
Intergen NV
9.000% due 06/30/2017		175	182
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		500	496
L-3 Communications Corp.
7.625% due 06/15/2012		150	152
Meritor Automotive, Inc.
6.800% due 02/15/2009		30	30
MGM Mirage
6.625% due 07/15/2015		150	121
Nalco Co.
8.875% due 11/15/2013		75	77
New Albertson’s, Inc.
7.450% due 08/01/2029		125	119
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		380	374
Nortel Networks Ltd.
6.963% due 07/15/2011		525	499
10.125% due 07/15/2013		25	25
NPC International, Inc.
9.500% due 05/01/2014		100	87
OPTI Canada, Inc.
8.250% due 12/15/2014		90	90
President and Fellows of Harvard College
5.625% due 10/01/2038		1,000	993
Quebecor Media, Inc.
7.750% due 03/15/2016		350	327
Qwest Communications International, Inc.
7.500% due 02/15/2014		275	263
RH Donnelley Corp.
8.875% due 01/15/2016		345	209
8.875% due 10/15/2017		435	261
SandRidge Energy, Inc.
8.000% due 06/01/2018		525	530
Sanmina-SCI Corp.
8.125% due 03/01/2016		100	90
Seagate Technology HDD Holdings
3.631% due 10/01/2009		300	293
SemGroup LP
8.750% due 11/15/2015		260	254
Sensata Technologies BV
8.000% due 05/01/2014		300	278
Service Corp. International
7.625% due 10/01/2018		75	75
Station Casinos, Inc.
7.750% due 08/15/2016		225	173
Suburban Propane Partners LP
6.875% due 12/15/2013		210	200
Sungard Data Systems, Inc.
9.125% due 08/15/2013		340	345
Superior Essex Communications LLC
9.000% due 04/15/2012		80	82
Terex Corp.
8.000% due 11/15/2017		15	15
Time Warner Cable, Inc.
5.850% due 05/01/2017		500	476
TRW Automotive, Inc.
7.000% due 03/15/2014		25	22
7.250% due 03/15/2017		300	254
United Airlines, Inc.
7.730% due 07/01/2010		88	88
United Rentals North America, Inc.
6.500% due 02/15/2012		190	172
UnitedHealth Group, Inc.
6.000% due 02/15/2018		3,300	3,203
Valero Energy Corp.
6.125% due 06/15/2017		500	484
Verso Paper Holdings LLC
9.125% due 08/01/2014		195	192
West Corp.
9.500% due 10/15/2014		220	199
Willamette Industries, Inc.
6.450% due 08/19/2009		50	51
Williams Cos., Inc.
7.625% due 07/15/2019		250	264
Windstream Corp.
8.625% due 08/01/2016		275	276
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		140	129
Xerox Corp.
7.125% due 06/15/2010		75	77
XTO Energy, Inc.
6.250% due 08/01/2017		500	507

			27,567

Utilities 2.6%
AES Corp.
8.000% due 10/15/2017		300	296
8.000% due 06/01/2020		50	49
8.875% due 02/15/2011		50	52
AT&T Corp.
8.000% due 11/15/2031		250	288
Cincinnati Bell, Inc.
7.000% due 02/15/2015		145	136
Citizens Communications Co.
6.625% due 03/15/2015		100	91
7.125% due 03/15/2019		350	315
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	288
Edison Mission Energy
7.000% due 05/15/2017		75	71
7.200% due 05/15/2019		385	361
7.750% due 06/15/2016		25	25
Energy Future Holdings Corp.
10.875% due 11/01/2017		475	482
11.250% due 11/01/2017 (a)		75	75
Exelon Generation Co. LLC
6.200% due 10/01/2017		590	576
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		25	10
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		75	74
8.625% due 11/14/2011		25	26
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		225	201
Knight, Inc.
5.150% due 03/01/2015		50	44
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		120	116
NGPL Pipe Co. LLC
7.119% due 12/15/2017		100	102
7.768% due 12/15/2037		1,000	1,052
NRG Energy, Inc.
7.375% due 02/01/2016		710	670
7.375% due 01/15/2017		100	95
PSEG Energy Holdings LLC
8.500% due 06/15/2011		250	264
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		25	24
Qwest Corp.
6.500% due 06/01/2017		450	404
7.875% due 09/01/2011		100	101
8.875% due 03/15/2012		150	154
Reliant Energy, Inc.
6.750% due 12/15/2014		100	102
7.875% due 06/15/2017		310	305
Rural Cellular Corp.
9.875% due 02/01/2010		100	102
Sprint Capital Corp.
7.625% due 01/30/2011		25	25
Sprint Nextel Corp.
6.000% due 12/01/2016		60	52
Tenaska Alabama Partners LP
7.000% due 06/30/2021		46	43
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015		490	483
10.500% due 11/01/2016 (a)		100	97
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		170	175

			7,826

Total Corporate Bonds & Notes (Cost $64,634)			62,174

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037		100	178

Total Convertible Bonds & Notes (Cost $106)			178

U.S. GOVERNMENT AGENCIES 77.9%
Fannie Mae
2.602% due 03/25/2034		36	35
2.632% due 08/25/2034		23	22
2.682% due 10/27/2037		4,000	3,827
2.832% due 11/25/2032 - 03/25/2044		135	132
2.881% due 04/18/2028 - 09/18/2031		34	33
2.882% due 06/25/2029 - 08/25/2036		159	157
2.900% due 11/25/2021		20	20
2.950% due 07/25/2021		35	35
3.200% due 08/25/2022		16	16
3.300% due 05/25/2022		17	17
3.320% due 10/25/2008		3	3
3.350% due 05/25/2018 - 10/25/2020		67	67
3.400% due 04/25/2021 - 10/25/2021		137	137
3.550% due 04/25/2023		19	19
3.611% due 09/25/2022		17	16
3.700% due 01/25/2024		50	51
3.770% due 03/25/2022		31	30
3.800% due 11/25/2021		69	69
3.820% due 09/25/2022		15	15
3.870% due 01/25/2022		96	95
4.011% due 10/25/2008		8	8
4.011% due 11/01/2028 (d)		863	871
4.060% due 08/01/2033		303	309
4.112% due 05/01/2034		459	463
4.242% due 03/01/2034		111	112
4.306% due 12/01/2033		222	224
4.332% due 01/01/2035 (d)		719	726
4.504% due 11/01/2033		171	174
4.525% due 04/01/2033		18	18
4.530% due 11/01/2020		85	85
4.551% due 11/01/2034		63	63
4.637% due 09/01/2035		78	79
4.661% due 10/25/2008		6	6
4.687% due 01/01/2035		315	318
4.707% due 10/01/2035		539	558
4.713% due 10/01/2034		639	647
4.810% due 04/01/2017 - 07/01/2026		247	248
4.814% due 08/01/2026		23	23
4.822% due 03/01/2020		13	13
4.845% due 12/01/2027		41	41
4.945% due 02/01/2032		79	80
4.994% due 10/01/2044		26	26
5.000% due 01/01/2016 - 08/25/2033		398	348
5.060% due 05/01/2033		70	71
5.086% due 04/01/2018		94	95
5.194% due 10/01/2040		360	360
5.220% due 09/01/2017 - 03/01/2033		227	229
5.226% due 07/01/2018		12	12
5.250% due 08/01/2018 - 05/01/2032		78	78
5.295% due 10/01/2017		64	64
5.307% due 10/01/2033		21	22
5.315% due 09/01/2018 - 05/01/2024		90	92
5.320% due 04/01/2033		120	122
5.338% due 09/01/2024		10	10
5.370% due 07/01/2035		44	45
5.375% due 07/01/2025 - 02/01/2032		237	241
5.432% due 03/01/2034		201	204
5.500% due 04/01/2036 - 06/01/2048		14,480	14,242
5.500% due 03/01/2037 (d)		1,691	1,670
5.517% due 01/01/2018		11	11
5.572% due 09/01/2017		19	19
5.582% due 07/01/2032		451	462
5.594% due 02/01/2033		69	71
5.605% due 03/01/2016		9	9
5.668% due 06/01/2025		5	5
5.724% due 08/01/2017		29	29
5.750% due 09/01/2016 - 09/01/2017		83	84
5.784% due 01/01/2018		11	11
5.799% due 07/01/2017		9	9
5.835% due 01/01/2029		227	228
5.845% due 05/01/2028		19	19
5.850% due 07/01/2019		112	113
5.858% due 01/01/2027		17	17
5.864% due 02/01/2033		91	92
5.869% due 01/01/2033		146	149
5.875% due 11/01/2018		3	3
5.893% due 05/01/2018		54	54
5.899% due 01/01/2019		13	13
5.905% due 04/01/2032		142	145
5.922% due 02/01/2032		50	51
5.925% due 03/01/2036 (d)		744	753
5.967% due 01/01/2018		89	91
5.974% due 08/01/2017		20	20
5.982% due 02/01/2033		54	55
5.989% due 06/01/2032 - 10/01/2036		520	529
5.991% due 08/01/2036		33	34
5.998% due 12/01/2035		44	44
6.000% due 09/01/2034 - 05/01/2038		72,408	73,152
6.000% due 09/01/2035 - 04/01/2038 (d)		55,979	56,331
6.012% due 05/01/2033 (d)		687	697
6.073% due 05/01/2019		14	14
6.105% due 11/01/2020		17	17
6.107% due 12/01/2034		501	505
6.108% due 02/01/2028		5	5
6.125% due 03/01/2036		76	76
6.136% due 05/01/2038		400	405
6.146% due 09/01/2033		80	81
6.206% due 04/01/2028		28	28
6.212% due 12/01/2035		27	27
6.234% due 12/01/2027		8	8
6.240% due 11/01/2032		45	46
6.243% due 01/01/2033		118	120
6.250% due 11/01/2032		126	129
6.251% due 11/01/2029		104	105
6.254% due 07/01/2032 (d)		696	702
6.258% due 01/01/2028		5	5
6.297% due 12/01/2035		18	18
6.320% due 12/01/2031		49	49
6.395% due 09/01/2031		170	174
6.400% due 03/01/2038		12	12
6.415% due 12/01/2032		143	144
6.439% due 10/01/2032		70	71
6.441% due 12/01/2032		94	95
6.482% due 07/01/2036		107	109
6.486% due 09/01/2030		138	140
6.500% due 06/25/2028 - 10/25/2031		722	755
6.509% due 10/01/2025		99	100
6.510% due 09/01/2022		33	34
6.526% due 12/01/2032		48	49
6.566% due 07/01/2025		4	4
6.590% due 04/01/2024		22	22
6.608% due 04/01/2027		144	149
6.610% due 11/01/2029		82	84
6.686% due 03/01/2033		370	374
6.756% due 08/01/2036		406	412
6.777% due 08/01/2031		314	320
6.850% due 12/18/2027		56	59
6.858% due 07/01/2033		73	74
6.890% due 08/01/2032		45	45
6.900% due 05/25/2023		232	246
6.979% due 09/01/2031		4	4
7.000% due 07/25/2022 - 08/01/2036		5,571	5,823
7.010% due 11/01/2033		98	99
7.055% due 10/01/2025		2	2
7.058% due 08/01/2032		315	318
7.060% due 10/01/2032		300	304
7.061% due 07/01/2032		48	49
7.075% due 01/01/2018		5	5
7.077% due 09/01/2024		96	97
7.144% due 09/01/2033		42	42
7.185% due 08/01/2032		27	27
7.206% due 08/01/2032		50	50
7.242% due 06/01/2019		23	24
7.250% due 09/01/2024		220	223
7.275% due 09/01/2032		39	39
7.500% due 07/25/2022 - 06/25/2042		537	576
7.548% due 10/01/2025		5	5
7.660% due 05/01/2015 (d)		958	1,049
8.000% due 04/25/2021 - 07/25/2022		136	143
8.600% due 08/25/2019		424	465
Freddie Mac
4.000% due 02/15/2017		201	200
4.059% due 09/01/2033 (d)		757	773
4.379% due 01/01/2035		21	22
5.085% due 08/01/2017		14	14
5.194% due 07/25/2044		47	44
5.232% due 04/01/2036		85	86
5.258% due 11/01/2017		45	45
5.267% due 02/01/2036		168	170
5.322% due 06/01/2019		48	48
5.473% due 04/01/2032		178	179
5.500% due 01/01/2020 - 07/01/2037		685	678
5.500% due 02/01/2037 - 01/01/2038 (d)		12,673	12,500
5.509% due 09/01/2037		28	29
5.529% due 09/01/2037		72	72
5.541% due 04/01/2036		111	114
5.550% due 05/01/2035		414	413
5.589% due 05/01/2037		104	106
5.666% due 07/01/2037 (d)		626	637
5.698% due 06/01/2037		14	14
5.730% due 12/01/2037		39	39
5.783% due 09/01/2037		31	32
5.789% due 04/01/2033		8	8
5.796% due 05/01/2019		11	11
5.818% due 08/01/2037		29	29
5.844% due 02/01/2015 - 01/01/2037		677	688
5.855% due 08/01/2037		9	9
5.870% due 11/01/2036		19	20
5.872% due 08/01/2037		14	14
5.882% due 11/01/2031		138	140
5.902% due 09/01/2034		444	448
5.914% due 02/01/2033		11	11
5.926% due 08/01/2036		33	33
5.968% due 02/01/2018		57	58
5.969% due 09/01/2036		24	24
5.985% due 09/01/2037		67	68
6.000% due 03/15/2017 - 12/01/2023		924	972
6.000% due 12/01/2019 (d)		1,587	1,622
6.046% due 01/01/2035		401	404
6.108% due 10/01/2026		10	10
6.208% due 06/01/2019		75	75
6.270% due 07/01/2034		439	444
6.374% due 10/01/2035 (d)		662	670
6.406% due 05/01/2019		548	552
6.444% due 01/01/2033		39	39
6.486% due 03/01/2025		3	3
6.492% due 01/01/2033		38	38
6.500% due 11/15/2021 - 10/01/2024		560	587
6.503% due 12/01/2034		93	94
6.509% due 05/01/2029		192	193
6.515% due 02/01/2037		122	125
6.597% due 01/01/2035		464	472
6.617% due 09/01/2033		71	72
6.624% due 03/01/2032 (d)		913	924
6.671% due 03/01/2025		87	88
6.724% due 10/01/2032		169	169
6.750% due 01/15/2024		59	62
6.799% due 09/01/2037		2,236	2,285
6.832% due 09/01/2024		41	41
6.867% due 09/01/2018		45	46
6.872% due 03/01/2031		189	191
6.875% due 04/01/2017 - 06/01/2033		528	530
6.883% due 08/01/2034		6	6
6.890% due 02/01/2026		135	136
6.969% due 08/01/2024		36	36
7.000% due 10/15/2013 - 12/01/2047		5,541	5,800
7.000% due 09/01/2047 (d)		1,609	1,668
7.015% due 05/15/2023 - 08/01/2034		359	360
7.033% due 11/01/2031		131	132
7.080% due 07/01/2033		77	78
7.082% due 07/01/2025		136	139
7.106% due 12/01/2033		594	597
7.113% due 08/01/2030		63	64
7.117% due 09/01/2023		49	50
7.125% due 07/01/2017		50	50
7.129% due 07/01/2033		317	320
7.135% due 05/01/2033		63	64
7.137% due 07/01/2024		17	17
7.176% due 11/01/2035		386	388
7.223% due 11/01/2029 (d)		792	799
7.230% due 09/01/2031		367	368
7.250% due 09/01/2032		222	222
7.276% due 08/01/2035		41	42
7.500% due 09/01/2011 - 01/15/2023		485	505
7.500% due 06/01/2014 (d)		1,081	1,128
8.500% due 06/15/2031		614	723
9.000% due 09/15/2020 - 02/15/2021		479	516
9.500% due 03/15/2020		28	28
Ginnie Mae
4.000% due 01/20/2035		15	15
4.750% due 01/20/2032 - 03/20/2032		490	491
5.000% due 10/20/2030 - 12/20/2033		307	309
5.125% due 10/20/2025 - 12/20/2026		38	38
5.250% due 02/20/2029		61	61
5.375% due 02/20/2024 - 01/20/2027		42	42
5.500% due 04/20/2037		53	50
5.625% due 08/20/2027 - 10/20/2029		268	271
6.100% due 06/15/2028 - 03/15/2029		2,458	2,519
6.125% due 08/20/2033		43	44
6.375% due 06/20/2022 - 06/20/2032		965	982
6.490% due 01/15/2028 - 01/15/2029		2,252	2,340
Small Business Administration
5.160% due 02/01/2028		2,500	2,499
5.170% due 01/01/2028		5,000	4,946
5.370% due 04/01/2028		2,000	2,003
Vendee Mortgage Trust
6.500% due 09/15/2024		324	344

Total U.S. Government Agencies (Cost $237,029)			235,923

MORTGAGE-BACKED SECURITIES 19.8%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		389	388
5.634% due 07/10/2046		500	483
6.186% due 06/11/2035		255	262
Banc of America Funding Corp.
4.110% due 05/25/2035		118	78
4.622% due 02/20/2036		149	141
4.972% due 06/20/2035		182	144
Banc of America Mortgage Securities, Inc.
2.882% due 03/25/2034		211	203
2.932% due 01/25/2034		82	79
4.144% due 07/25/2034		167	165
4.705% due 04/25/2035		263	259
6.186% due 07/20/2032		59	56
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		1,879	1,806
4.630% due 01/25/2035		164	161
Bear Stearns Alt-A Trust
6.250% due 08/25/2036		2,951	2,305
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		20	20
7.000% due 05/20/2030		395	420
CC Mortgage Funding Corp.
2.612% due 05/25/2048		377	265
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		280	252
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		500	463
Countrywide Alternative Loan Trust
4.838% due 07/20/2035		219	161
6.250% due 08/25/2037		2,001	1,506
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		117	89
2.752% due 03/25/2035		262	203
2.802% due 03/25/2035		318	246
5.250% due 02/20/2036		211	186
6.064% due 07/19/2033		402	386
6.562% due 02/25/2034		290	272
6.816% due 05/19/2033		280	280
CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035		500	486
5.169% due 03/25/2034		284	280
5.603% due 07/15/2035		500	500
5.750% due 04/22/2033		1,365	1,297
Downey Savings & Loan Association Mortgage Loan Trust
2.662% due 04/19/2048		783	418
2.882% due 11/19/2044		159	95
6.097% due 07/19/2044		103	83
First Horizon Asset Securities, Inc.
2.982% due 03/25/2018		202	202
6.198% due 03/25/2033		243	231
First Republic Mortgage Loan Trust
2.721% due 11/15/2030		132	127
2.821% due 11/15/2031		51	48
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	502
Greenpoint Mortgage Funding Trust
2.742% due 10/25/2045		63	46
GSAA Trust
6.000% due 04/01/2034		826	817
GSR Mortgage Loan Trust
4.539% due 09/25/2035		207	201
4.540% due 09/25/2035		207	192
4.751% due 09/25/2034		250	242
5.248% due 11/25/2035		482	454
6.315% due 08/25/2034		499	491
6.690% due 04/25/2032		74	70
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		601	547
2.672% due 01/19/2038		25,948	18,581
2.792% due 08/19/2045		64	50
Indymac Index Mortgage Loan Trust
7.178% due 10/25/2034		323	323
JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037		500	505
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		500	472
5.430% due 02/15/2040		500	466
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034		500	491
3.788% due 11/21/2034		300	296
3.818% due 04/21/2034		74	74
MASTR Alternative Loans Trust
7.000% due 06/25/2034		124	116
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		203	195
Mellon Residential Funding Corp.
2.841% due 09/15/2030		256	248
2.911% due 12/15/2030		57	53
Merrill Lynch Mortgage Investors, Inc.
2.380% due 09/25/2033		63	62
MLCC Mortgage Investors, Inc.
2.822% due 04/25/2028		117	107
2.838% due 10/25/2028		756	705
3.480% due 01/25/2030		102	94
4.526% due 01/25/2029		393	385
Morgan Stanley Capital I
5.328% due 11/12/2041		580	548
5.378% due 11/14/2042		500	488
Nomura Asset Acceptance Corp.
5.500% due 05/25/2033		100	93
6.000% due 05/25/2033		67	60
7.000% due 04/25/2033		11	11
Provident Funding Mortgage Loan Trust
4.040% due 04/25/2034		226	225
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		1,937	1,389
6.000% due 08/25/2035		2,888	2,630
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		543	563
Residential Asset Securitization Trust
6.000% due 03/25/2037		2,817	2,493
Sequoia Mortgage Trust
2.829% due 07/20/2033		129	116
2.859% due 10/20/2027		50	44
2.862% due 04/20/2033		195	190
2.879% due 10/20/2027		257	246
2.932% due 12/20/2032		219	208
Structured Asset Mortgage Investments, Inc.
2.712% due 07/25/2046		139	76
2.822% due 05/19/2035		238	202
6.404% due 05/25/2045		87	79
Thornburg Mortgage Securities Trust
2.602% due 07/25/2036		2,813	2,613
2.752% due 03/25/2044		245	222
2.852% due 09/25/2044		190	182
WaMu Mortgage Pass-Through Certificates
2.772% due 12/25/2045		208	182
2.792% due 01/25/2045		47	36
2.838% due 10/25/2044		232	208
2.878% due 11/25/2034		235	183
3.022% due 12/25/2027		391	357
3.796% due 06/25/2034		55	54
3.952% due 06/25/2033		190	185
4.056% due 10/25/2033		1,500	1,499
4.528% due 02/25/2046		364	268
4.728% due 11/25/2042		18	17
4.780% due 07/25/2046		1,266	1,014
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 12/25/2034		148	146
4.234% due 09/25/2034		164	160
4.364% due 09/25/2034		253	246
4.493% due 01/25/2035		246	244
4.539% due 02/25/2035		411	406
5.500% due 12/25/2033		62	60
6.143% due 10/25/2034		315	314

Total Mortgage-Backed Securities (Cost $62,131)			60,088

ASSET-BACKED SECURITIES 7.1%
ACE Securities Corp.
5.732% due 04/25/2035		650	22
American Express Credit Account Master Trust
2.971% due 02/15/2012		40	39
Ameriquest Mortgage Securities, Inc.
6.008% due 11/25/2032		233	24
8.108% due 02/25/2033		200	27
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		69	58
Bear Stearns Asset-Backed Securities Trust
2.812% due 01/25/2036		507	488
2.832% due 09/25/2034		1,948	1,903
2.882% due 10/27/2032		81	74
2.972% due 06/25/2036		400	314
3.142% due 10/25/2032		125	110
3.482% due 10/25/2037		203	168
5.250% due 10/25/2033		1,974	1,722
5.500% due 06/25/2034		1,950	1,728
Bear Stearns Second Lien Trust
2.702% due 12/25/2036		1,625	1,076
Chase Funding Mortgage Loan Asset-Backed Certificates
3.122% due 11/25/2031		127	126
Citibank Omni Master Trust
3.581% due 12/23/2013		2,000	2,018
Countrywide Asset-Backed Certificates
2.582% due 09/25/2047		553	541
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		551	529
Green Tree Financial Corp.
6.110% due 09/01/2023		549	546
6.870% due 01/15/2029		495	485
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,428
GSAA Trust
2.752% due 06/25/2035		792	509
HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034		2,050	1,817
3.279% due 11/20/2036		528	528
Home Equity Asset Trust
2.542% due 08/25/2036		1	1
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		530	513
2.532% due 12/25/2036		305	292
Irwin Home Equity Corp.
3.022% due 07/25/2032		10	7
JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036		515	504
Morgan Stanley ABS Capital I
3.562% due 12/27/2032		268	246
New Century Home Equity Loan Trust
2.852% due 08/25/2034		57	46
RAAC Series 2007-SP3
3.682% due 09/25/2047		2,067	1,916
Renaissance Home Equity Loan Trust
2.982% due 12/25/2033		275	229
SBI HELOC Trust
2.652% due 08/25/2036		183	175
Soundview Home Equity Loan Trust
3.282% due 10/25/2037		445	431
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,094	843
TABS Ltd.
3.875% due 02/12/2047		280	11
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034		81	79

Total Asset-Backed Securities (Cost $22,220)			21,573

SOVEREIGN ISSUES 1.7%
Ukraine Government International Bond
6.391% due 08/05/2009		5,000	5,075

Total Sovereign Issues (Cost $5,073)			5,075

FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%
Japanese Government CPI Linked Bond
1.156% due 02/28/2016	JPY	7,428	69

Total Foreign Currency-Denominated Issues (Cost $63)			69

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		500	30
Bank of America Corp.
7.250% due 12/31/2049		250	221
General Motors Corp.
5.250% due 03/06/2032		2,000	28
Wachovia Corp.
7.500% due 12/31/2049		100	88

Total Convertible Preferred Stocks (Cost $431)			367

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.9%
Commercial Paper 0.4%
Federal Home Loan Bank
2.000% due 07/01/2008		$600	600
UBS Finance Delaware LLC
2.625% due 09/02/2008		600	597

			1,197

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
1.650% due 07/01/2008		490	490
(Dated 06/30/2008. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $485. Repurchase proceeds are $490.)

U.S. Treasury Bills 3.4%
1.818% due 08/28/2008 - 09/25/2008 (b)(c)		10,250	10,194

Total Short-Term Instruments (Cost $11,900)			11,881

Total Investments 131.3% (Cost $404,384)			$398,035
Written Options (g) (0.0%) (Premiums $50)			(32)
Other Assets and Liabilities (Net) (31.3%)			(94,896)

Net Assets 100.0%			$303,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $10,194 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $57,028 at a weighted average interest rate of 2.403%. On June 30, 2008, securities valued at $79,280 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $233 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	70	$(2)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	DUB	$3,000	$(6)
ARAMARK Corp. 8.500% due 02/01/2015	Sell	1.300%	09/20/2008	BOA	50	0
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%)	12/20/2017	GSC	1,000	(141)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%)	09/20/2012	CITI	137	(16)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	50	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	MSC	50	(4)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%	09/20/2008	BCLY	25	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%	12/20/2012	HSBC	1,000	5
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%	09/20/2008	MLP	25	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%	12/20/2012	MSC	1,000	3
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%	09/20/2008	CITI	50	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	LEH	100	(17)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	CITI	50	(4)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2008	LEH	100	(2)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	100	(11)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%	09/20/2008	LEH	100	0
Multiple Reference Entities of Gazprom	Sell	1.380%	12/20/2008	MSC	3,000	8
Nalco Co. 7.750% due 11/15/2011	Sell	0.820%	09/20/2008	CSFB	75	0
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	BOA	2,500	1,430
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	JPM	2,500	(1,413)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%	09/20/2008	LEH	50	0
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%	09/20/2008	RBS	50	0
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	LEH	100	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	2,000	(31)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	100	4
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%	09/20/2013	DUB	75	(1)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	LEH	25	0

						$(205)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	$1,000	$(4)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	JPM	7,000	(31)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	50	1
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	1,987	(31)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	9,937	(49)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	10,000	(168)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	500	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	100	0
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	2,000	(5)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	10,100	(8)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CSFB	4,000	(1,412)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	2,000	(750)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	3,000	(904)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	11,000	(1,705)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	3,000	(803)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,713	(48)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	4,713	247
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	MSC	2,455	(20)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	1,800	(22)

						$(5,710)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$3,000	$(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,100	(8)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		8,300	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,500	(60)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,900	(8)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		33,900	54
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		4,000	29
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,400	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		400	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,200	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(1)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	200	6

							$(67)

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	3	$2	$3
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	5	4	3
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	20	15	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	3	2	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	5	4	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	20	23	17

				$50	$32

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	10,000	07/2008	$0	$(2)	$(2)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$30	$397,994	$11	$398,035
Other Financial Instruments++	(2)	(5,985)	(31)	(6,018)

Total	$28	$392,009	$(20)	$392,017

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$33,324	$(237)	$(1)	$(334)	$(32,741)	$11
Other Financial Instruments++	0	0	0	(31)	0	(31)

Total	$33,324	$(237)	$(1)	$(365)	$(32,741)	$(20)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 35.7%
Banking & Finance 30.1%
Allstate Life Global Funding Trusts
2.841% due 03/23/2009		$100	$100
5.375% due 04/30/2013		100	100
American Express Centurion Bank
2.495% due 06/12/2009		600	595
American Express Co.
7.000% due 03/19/2018		100	102
American Express Credit Corp.
5.875% due 05/02/2013		100	100
American General Finance Corp.
6.900% due 12/15/2017		200	175
American Honda Finance Corp.
2.774% due 08/05/2008		130	130
American International Group, Inc.
5.850% due 01/16/2018		300	282
Bank of America Corp.
5.375% due 09/11/2012		200	201
5.750% due 12/01/2017		200	188
8.000% due 12/29/2049		1,400	1,315
8.125% due 12/29/2049		1,200	1,136
Bank of Ireland
2.862% due 12/18/2009		300	297
Barclays Bank PLC
5.450% due 09/12/2012		900	912
6.050% due 12/04/2017		100	98
Bear Stearns Cos., Inc.
2.839% due 05/18/2010		500	488
2.979% due 07/16/2009		100	99
6.950% due 08/10/2012		400	416
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	92
Caterpillar Financial Services Corp.
2.779% due 05/18/2009		200	199
CIT Group, Inc.
2.959% due 12/19/2008		500	495
Citigroup Capital XXI
8.300% due 12/21/2057		100	95
Citigroup Funding, Inc.
2.667% due 12/08/2008		200	198
2.809% due 06/26/2009		100	99
Citigroup, Inc.
2.869% due 05/18/2010		730	717
5.500% due 04/11/2013		400	391
6.000% due 08/15/2017		200	191
8.400% due 04/29/2049		800	761
Credit Agricole S.A.
2.646% due 05/28/2009		100	100
2.694% due 05/28/2010		100	99
Credit Suisse USA, Inc.
2.876% due 08/15/2010		600	591
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	388
General Electric Capital Corp.
2.888% due 01/20/2010		600	598
Goldman Sachs Group, Inc.
2.800% due 11/16/2009		290	286
2.851% due 03/30/2009		100	99
6.750% due 10/01/2037		1,200	1,102
HSBC Holdings PLC
6.500% due 05/02/2036		200	187
ICICI Bank Ltd.
3.250% due 01/12/2010		100	97
International Lease Finance Corp.
2.959% due 06/26/2009		370	364
JPMorgan Chase & Co.
2.532% due 06/26/2009		290	289
6.000% due 01/15/2018		100	98
KeyBank N.A.
4.682% due 06/02/2010		200	199
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		100	93
5.625% due 01/24/2013		500	474
Merrill Lynch & Co., Inc.
2.808% due 05/08/2009		200	196
4.495% due 05/20/2009		600	596
6.875% due 04/25/2018		300	286
Metropolitan Life Global Funding I
2.759% due 05/17/2010		200	197
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	100
Morgan Stanley
2.820% due 05/07/2009		300	295
2.844% due 02/09/2009		340	337
2.993% due 01/15/2010		400	392
4.778% due 05/14/2010		200	199
Pricoa Global Funding I
2.999% due 01/30/2012		100	98
3.008% due 09/27/2013		100	98
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	99
Residential Capital LLC
5.758% due 05/22/2009		100	72
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		200	180
SLM Corp.
3.060% due 07/27/2009		30	28
3.130% due 07/25/2008		500	498
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	85
Travelers Cos., Inc.
8.125% due 04/15/2010		800	840
UBS AG
5.875% due 12/20/2017		100	98
Wachovia Corp.
2.732% due 12/01/2009		200	196
7.980% due 12/31/2049		2,500	2,303

			22,229

Industrials 4.7%
Amgen, Inc.
2.726% due 11/28/2008		100	100
6.900% due 06/01/2038		400	410
AstraZeneca PLC
5.900% due 09/15/2017		100	103
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	108
Daimler Finance North America LLC
3.138% due 03/13/2009		50	50
Dell, Inc.
4.700% due 04/15/2013		200	195
General Mills, Inc.
3.038% due 01/22/2010		100	99
Home Depot, Inc.
2.901% due 12/16/2009		100	97
International Business Machines Corp.
5.700% due 09/14/2017		900	916
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		300	293
Kraft Foods, Inc.
6.125% due 02/01/2018		100	98
Oracle Corp.
4.950% due 04/15/2013		300	303
5.750% due 04/15/2018		200	200
Philip Morris International, Inc.
6.375% due 05/16/2038		100	98
Rohm & Haas Co.
6.000% due 09/15/2017		100	98
Union Pacific Corp.
5.700% due 08/15/2018		200	196
UnitedHealth Group, Inc.
4.875% due 02/15/2013		100	97

			3,461

Utilities 0.9%
AT&T, Inc.
6.300% due 01/15/2038		200	190
Enel Finance International S.A.
6.800% due 09/15/2037		300	304
NGPL Pipe Co. LLC
6.514% due 12/15/2012		100	102
Verizon Communications, Inc.
5.250% due 04/15/2013		100	99

			695

Total Corporate Bonds & Notes (Cost $27,237)			26,385

MUNICIPAL BONDS & NOTES 1.3%
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	204
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		800	780

Total Municipal Bonds & Notes (Cost $994)			984

U.S. GOVERNMENT AGENCIES 82.7%
Fannie Mae
4.994% due 06/01/2043		54	54
5.000% due 02/25/2017 - 07/01/2038		5,324	5,107
5.000% due 01/01/2037 - 03/01/2038 (c)		5,458	5,238
5.500% due 02/01/2018 - 07/01/2038		8,603	8,508
5.500% due 04/01/2037 - 01/01/2038 (c)		5,058	4,993
6.000% due 12/01/2035 - 07/01/2038		5,129	5,180
6.000% due 01/01/2037 - 05/01/2038 (c)		18,251	18,440
6.500% due 10/01/2035 - 08/01/2037		454	468
6.500% due 08/01/2036 - 11/01/2036 (c)		1,401	1,444
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		1,707	1,674
2.701% due 02/15/2019		674	661
4.250% due 09/15/2024		240	241
5.000% due 07/15/2020		67	68
5.500% due 07/01/2037 - 01/01/2038		2,858	2,819
6.000% due 07/01/2038		4,400	4,445
Ginnie Mae
6.000% due 08/15/2037		980	996
Small Business Administration
5.290% due 12/01/2027		97	97
5.490% due 03/01/2028		700	705

Total U.S. Government Agencies (Cost $61,542)			61,138

MORTGAGE-BACKED SECURITIES 5.8%
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		284	204
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		149	132
Countrywide Alternative Loan Trust
2.642% due 02/25/2047		222	156
4.528% due 02/25/2036		140	107
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		192	187
4.799% due 11/25/2034		113	109
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047		107	100
2.562% due 03/25/2037		46	44
Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047		82	78
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		127	119
GSR Mortgage Loan Trust
5.248% due 11/25/2035		84	79
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	564
5.420% due 01/15/2049		300	279
JPMorgan Mortgage Trust
5.020% due 02/25/2035		65	61
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		66	63
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		32	26
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		57	49
Morgan Stanley Capital I
2.542% due 10/15/2020		36	34
5.809% due 12/12/2049		500	476
Residential Accredit Loans, Inc.
4.888% due 09/25/2045		240	197
Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037		134	103
2.732% due 07/19/2035		55	46
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		205	197
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		178	164
5.681% due 04/15/2034		2	2
WaMu Mortgage Pass-Through Certificates
3.122% due 12/25/2027		246	233
4.258% due 01/25/2047		76	57
4.528% due 02/25/2046		454	335
Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035		124	120

Total Mortgage-Backed Securities (Cost $4,791)			4,321

ASSET-BACKED SECURITIES 10.7%
Accredited Mortgage Loan Trust
2.602% due 04/25/2036		195	193
American Express Credit Account Master Trust
2.971% due 02/15/2012		16	16
Asset-Backed Funding Certificates
2.542% due 01/25/2037		46	45
Bear Stearns Asset-Backed Securities Trust
2.572% due 06/25/2047		64	62
BNC Mortgage Loan Trust
2.582% due 05/25/2037		153	147
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		241	233
Chase Issuance Trust
2.481% due 02/15/2011		300	300
Citigroup Mortgage Loan Trust, Inc.
2.522% due 12/25/2036		138	131
2.542% due 01/25/2037		107	106
2.592% due 08/25/2036		500	483
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037		277	273
2.532% due 07/25/2037		329	318
2.552% due 06/25/2037		57	56
2.562% due 06/25/2037		299	294
2.562% due 10/25/2037		197	185
2.662% due 09/25/2036		430	411
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		288	280
2.572% due 12/25/2037		198	190
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038		119	115
First USA Credit Card Master Trust
2.641% due 04/18/2011		300	300
Fremont Home Loan Trust
2.582% due 05/25/2036		50	49
GSAMP Trust
2.552% due 12/25/2036		191	185
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		143	141
HSBC Asset Loan Obligation
2.542% due 12/25/2036		319	306
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		239	226
MASTR Asset-Backed Securities Trust
2.532% due 01/25/2037		74	67
2.542% due 11/25/2036		197	192
Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036		118	114
Morgan Stanley ABS Capital I
2.522% due 01/25/2037		61	59
2.532% due 11/25/2036		160	152
Residential Asset Securities Corp.
2.552% due 02/25/2037		186	177
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037		377	365
SLM Student Loan Trust
3.393% due 07/25/2013		600	600
3.800% due 12/15/2038		500	496
Soundview Home Equity Loan Trust
2.542% due 12/25/2036		57	56
2.562% due 06/25/2037		145	139
Specialty Underwriting & Residential Finance
2.542% due 01/25/2038		152	149
Structured Asset Securities Corp.
2.582% due 01/25/2037		313	298

Total Asset-Backed Securities (Cost $8,127)			7,909

SOVEREIGN ISSUES 0.7%
Korea Development Bank
2.931% due 04/03/2010		500	499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Bear Stearns Cos., Inc.
5.137% due 07/27/2012	EUR	100	150
General Electric Capital Corp.
5.500% due 09/15/2067		300	418

Total Foreign Currency-Denominated Issues (Cost $555)			568

SHORT-TERM INSTRUMENTS 17.0%
Commercial Paper 11.8%
CBA (de) Finance
2.740% due 09/24/2008		$2,800	2,781
Citibank N.A.
3.570% due 08/19/2008		1,600	1,592
Societe General N.A.
2.520% due 07/28/2008		500	499
UBS Finance Delaware LLC
2.930% due 10/27/2008		1,600	1,585
Westpac Banking Corp.
2.500% due 08/06/2008		400	399
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		1,900	1,888

			8,744

Repurchase Agreements 1.2%
State Street Bank and Trust Co.
1.650% due 07/01/2008		854	854
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $875. Repurchase proceeds are $854.)

U.S. Treasury Bills 4.0%
1.730% due 08/28/2008 - 09/25/2008 (a)(b)		3,000	2,985

Total Short-Term Instruments (Cost $12,589)			12,583

Purchased Options (f) 0.1% (Cost $165)			67
Total Investments 154.8% (Cost $116,500)			$114,454
Written Options (g) (0.2%) (Premiums $202)			(114)
Other Assets and Liabilities (Net) (54.6%)			(40,385)

Net Assets 100.0%			$73,955

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $2,985 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $31,512 at a weighted average interest rate of 2.469%. On June 30, 2008, securities valued at $28,842 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $984 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	4	$0
90-Day Euribor June Futures	Long	06/2009	2	(1)
90-Day Euribor March Futures	Long	03/2009	3	0
90-Day Eurodollar December Futures	Long	12/2008	11	8
90-Day Eurodollar December Futures	Long	12/2009	16	(13)
90-Day Eurodollar June Futures	Long	06/2009	53	(23)
90-Day Eurodollar March Futures	Long	03/2009	17	(7)
90-Day Eurodollar March Futures	Long	03/2010	16	(16)
90-Day Eurodollar September Futures	Long	09/2008	12	4
90-Day Eurodollar September Futures	Long	09/2009	38	(18)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	66	80
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	(20)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	9	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	(38)

				$(66)

(e) Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	$600	$(12)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	500	(18)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	100	(22)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	100	(21)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	GSC	800	(114)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(28)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	500	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	100	(5)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	1
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	100	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	300	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	500	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	100	(1)

						$(224)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$500	$(31)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	300	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	1,500	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	1,000	4

						$(15)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,900	$(19)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		100	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	2
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		400	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		400	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		900	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		100	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		500	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		100	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		100	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,700	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		200	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(30)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(29)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	800	(8)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	(2)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	(1)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	(19)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	2
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(5)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	300	(8)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		200	(5)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(3)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		200	(3)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		200	(3)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(17)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		300	(11)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		400	(9)

							$(226)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized (Depreciation)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,069,247	$(3,096)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$40	$17
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	800	9	4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	6
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	15
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	6
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	12

							$165	$67

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	21	$12	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	21	19	7

				$31	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$21
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	6
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	200	5	3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	14

							$171	$99

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	5.500%	07/01/2038	$1,000	$988	$986
Fannie Mae	6.000%	07/01/2038	12,000	12,022	12,107
Ginnie Mae	6.000%	07/01/2038	900	903	914
U.S. Treasury Notes	2.000%	02/28/2010	500	496	500
U.S. Treasury Notes	2.125%	01/31/2010	500	496	502
U.S. Treasury Notes	2.125%	04/30/2010	2,400	2,382	2,394
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,687	3,788
U.S. Treasury Notes	3.125%	11/30/2009	500	503	507
U.S. Treasury Notes	3.250%	12/31/2009	300	302	304
U.S. Treasury Notes	3.500%	02/15/2010	300	305	310
U.S. Treasury Notes	4.250%	08/15/2013	200	208	212
U.S. Treasury Notes	4.500%	05/15/2017	500	519	526

				$22,811	$23,050

(4)	Market value includes $83 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	56	04/2009	$0	$0	$0
Buy	AUD	48	07/2008	0	0	0
Buy	BRL	11,858	07/2008	1,138	0	1,138
Sell		11,858	07/2008	0	(469)	(469)
Buy		3,160	12/2008	82	0	82
Sell		909	12/2008	0	(44)	(44)
Buy	CNY	1,352	11/2008	3	0	3
Sell	EUR	943	07/2008	0	(15)	(15)
Sell	GBP	1,559	08/2008	0	(17)	(17)
Buy	IDR	441,000	10/2008	1	0	1
Buy	INR	4,820	11/2008	0	(10)	(10)
Sell	JPY	26,147	07/2008	0	(4)	(4)
Buy	KRW	186,298	08/2008	0	(23)	(23)
Sell		186,298	08/2008	0	0	0
Buy	KWD	4	04/2009	0	0	0
Buy	MXN	2,645	07/2008	19	0	19
Sell		2,645	07/2008	0	(11)	(11)
Buy	MYR	599	11/2008	0	(2)	(2)
Buy		336	02/2009	0	(2)	(2)
Buy	PHP	10,596	08/2008	0	(5)	(5)
Buy	PLN	659	07/2008	69	0	69
Sell		659	07/2008	0	(46)	(46)
Buy	RUB	6,598	07/2008	12	0	12
Sell		6,598	07/2008	0	(10)	(10)
Buy		5,696	11/2008	12	0	12
Sell		2,607	11/2008	0	(7)	(7)
Buy		2,415	05/2009	1	0	1
Sell		3,089	05/2009	0	(3)	(3)
Buy	SAR	56	04/2009	0	0	0
Buy	SEK	382	09/2008	0	0	0
Buy	SGD	594	11/2008	5	0	5

				$1,342	$(668)	$674

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$114,454	$0	$114,454
Other Financial Instruments++	(66)	(25,936)	(32)	(26,034)

Total	$(66)	$88,518	$(32)	$88,420

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(12)	0	0	(20)	0	(32)

Total	$(12)	$0	$0	$(20)	$0	$(32)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.0%
Daimler Finance North America LLC
6.780% due 08/03/2012		$1,985	$1,644
Georgia-Pacific Corp.
4.399% due 12/20/2012		286	270
4.446% due 12/20/2012		3,421	3,236
4.551% due 12/20/2012		218	206
HCA, Inc.
5.051% due 11/18/2013		2,567	2,415

Total Bank Loan Obligations (Cost $8,356)			7,771

CORPORATE BONDS & NOTES 30.8%
Banking & Finance 20.4%
American Express Bank FSB
6.000% due 09/13/2017		5,200	5,033
American Express Centurion Bank
6.000% due 09/13/2017		5,100	4,936
American Express Co.
6.150% due 08/28/2017		1,200	1,176
American International Group, Inc.
5.850% due 01/16/2018		3,000	2,820
Bank of America Corp.
5.650% due 05/01/2018		1,000	937
Bank of America N.A.
3.351% due 06/23/2010		2,700	2,693
Barclays Bank PLC
5.450% due 09/12/2012		4,500	4,558
6.050% due 12/04/2017		1,600	1,573
7.434% due 09/29/2049		1,000	940
7.700% due 04/29/2049		1,300	1,329
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,590
Caterpillar Financial Services Corp.
3.559% due 06/24/2011		3,200	3,198
Citigroup Capital XXI
8.300% due 12/21/2057		1,500	1,423
Citigroup, Inc.
5.500% due 04/11/2013		1,000	977
6.125% due 11/21/2017		5,000	4,814
Deutsche Bank AG
6.000% due 09/01/2017		3,900	3,950
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	221
7.250% due 10/25/2011		1,950	1,513
9.750% due 09/15/2010		400	349
General Electric Capital Corp.
2.816% due 03/12/2010		2,800	2,787
6.375% due 11/15/2067		200	190
GMAC LLC
6.625% due 05/15/2012		600	412
6.875% due 08/28/2012		2,200	1,508
7.000% due 02/01/2012		1,100	766
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		3,100	3,017
John Deere Capital Corp.
3.536% due 06/10/2011		3,900	3,899
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		4,600	4,483
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017		1,800	1,696
6.875% due 05/02/2018		200	194
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		400	392
6.875% due 04/25/2018		1,300	1,241
Metropolitan Life Global Funding I
5.125% due 04/10/2013		500	493
Morgan Stanley
6.000% due 04/28/2015		1,300	1,246
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	200
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		1,900	1,742
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	1,066
UBS AG
3.729% due 06/19/2010		2,000	1,996
5.875% due 12/20/2017		2,600	2,537
Wells Fargo Bank N.A.
4.750% due 02/09/2015		5,000	4,783

			78,678

Industrials 7.6%
Erac USA Finance Co.
6.375% due 10/15/2017		7,500	6,722
Gaz Capital S.A.
8.146% due 04/11/2018		700	727
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,140
International Business Machines Corp.
5.700% due 09/14/2017		2,900	2,953
Kohl’s Corp.
6.250% due 12/15/2017		10,000	9,564
Kraft Foods, Inc.
6.125% due 02/01/2018		2,600	2,536
6.875% due 02/01/2038		300	293
Loews Corp.
5.250% due 03/15/2016		2,800	2,717
Nortel Networks Ltd.
10.125% due 07/15/2013		100	98
Williams Cos., Inc.
6.375% due 10/01/2010		200	203
Xerox Corp.
9.750% due 01/15/2009		1,100	1,132

			29,085

Utilities 2.8%
AT&T, Inc.
4.125% due 09/15/2009		500	501
5.500% due 02/01/2018		1,100	1,069
6.300% due 01/15/2038		500	475
BellSouth Corp.
5.200% due 09/15/2014		1,200	1,185
Embarq Corp.
6.738% due 06/01/2013		2,000	1,932
Enel Finance International S.A.
6.250% due 09/15/2017		5,400	5,479

			10,641

Total Corporate Bonds & Notes (Cost $122,395)			118,404

MUNICIPAL BONDS & NOTES 0.9%
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		400	404
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		2,265	2,085
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	585
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		100	98
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	287

Total Municipal Bonds & Notes (Cost $3,791)			3,459

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		2,000	1,986

Total Commodity Index-Linked Notes (Cost $2,000)			1,986

U.S. GOVERNMENT AGENCIES 120.6%
Fannie Mae
2.602% due 03/25/2034 (f)		24	23
2.612% due 03/25/2036 (f)		2,354	2,355
2.732% due 06/25/2044		58	58
2.832% due 09/25/2042		746	692
3.375% due 11/25/2023 (f)		235	240
3.785% due 08/01/2010 (f)		364	361
4.000% due 04/25/2024 (f)		190	194
4.205% due 11/01/2034 (f)		888	905
4.264% due 08/01/2035 (f)		724	734
4.500% due 06/01/2010 - 09/25/2020 (f)		4,552	4,566
4.633% due 10/01/2035 (f)		825	827
4.646% due 07/01/2035 (f)		1,610	1,630
4.719% due 10/01/2035 (f)		708	721
4.724% due 10/01/2035 (f)		620	624
4.844% due 02/01/2034 (f)		712	720
4.916% due 09/01/2035 (f)		1,334	1,354
4.994% due 09/01/2044 - 10/01/2044 (f)		4,250	4,253
5.000% due 12/01/2018 - 07/01/2038		72,872	70,365
5.000% due 07/25/2019 - 12/01/2036 (f)		39,234	38,308
5.172% due 03/01/2036 (f)		2,260	2,264
5.231% due 08/01/2036 (f)		1,234	1,239
5.262% due 02/01/2036 (f)		5,261	5,273
5.393% due 07/01/2032 (f)		49	50
5.500% due 01/01/2021 - 04/01/2038		27,628	27,561
5.500% due 02/01/2023 - 05/01/2037 (f)		48,489	48,009
6.000% due 10/01/2035 - 02/01/2038 (f)		34,796	35,153
6.000% due 07/01/2038		1,500	1,513
6.217% due 02/01/2035 (f)		399	403
6.500% due 12/01/2036 - 05/01/2037 (f)		4,025	4,150
6.532% due 09/01/2031		2	2
7.500% due 12/01/2014		185	193
Freddie Mac
2.671% due 10/15/2020 (f)		741	732
2.821% due 06/15/2031 (f)		1,466	1,444
2.871% due 11/15/2016 - 03/15/2017 (f)		6,648	6,644
3.500% due 01/15/2022 - 01/15/2023 (f)		927	927
4.000% due 11/01/2013 - 05/15/2016 (f)		4,462	4,408
4.343% due 09/01/2035 (f)		1,603	1,603
4.500% due 02/15/2017 - 09/15/2020 (f)		11,391	11,409
4.994% due 10/25/2044		180	175
5.000% due 12/15/2015 - 09/01/2035 (f)		42,790	43,342
5.308% due 09/01/2035 (f)		2,188	2,219
5.500% due 03/15/2017 - 08/01/2037 (f)		16,833	16,619
5.500% due 08/15/2030 - 07/01/2038		93,005	91,624
Ginnie Mae
2.871% due 03/16/2032		38	38
5.000% due 07/01/2038		6,000	5,814
5.125% due 11/20/2024		99	99
6.000% due 07/01/2038		7,000	7,106
6.500% due 07/01/2038		6,000	6,198
Overseas Private Investment Corp.
5.660% due 06/10/2018		6,000	6,098
Small Business Administration
5.680% due 06/01/2028		2,500	2,504

Total U.S. Government Agencies (Cost $461,365)			463,743

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011		4,328	4,588
2.375% due 01/15/2027		1,278	1,339
U.S. Treasury Bonds
4.375% due 02/15/2038		9,500	9,277

Total U.S. Treasury Obligations (Cost $14,941)			15,204

MORTGAGE-BACKED SECURITIES 9.5%
Banc of America Funding Corp.
6.141% due 01/20/2047		168	137
Banc of America Mortgage Securities, Inc.
2.932% due 01/25/2034		192	185
5.000% due 05/25/2034		203	196
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		2,498	2,387
4.550% due 08/25/2035		588	558
4.625% due 10/25/2035		3,280	3,153
4.750% due 10/25/2035		338	335
Bear Stearns Alt-A Trust
5.372% due 05/25/2035		449	385
5.500% due 08/25/2036		900	508
5.701% due 09/25/2035		534	441
Bear Stearns Structured Products, Inc.
5.674% due 01/26/2036		525	436
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		660	624
4.700% due 12/25/2035		1,440	1,397
Countrywide Alternative Loan Trust
2.689% due 11/20/2035		78	73
2.689% due 03/20/2046		1,540	1,094
4.500% due 06/25/2035		367	364
5.465% due 06/25/2037		2,665	2,279
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035		311	233
2.802% due 03/25/2035		249	188
CS First Boston Mortgage Securities Corp.
5.050% due 06/25/2033		292	283
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 02/25/2037		1,348	1,268
Downey Savings & Loan Association Mortgage Loan Trust
2.742% due 08/19/2045		1,362	1,053
5.973% due 07/19/2044		118	102
First Horizon Alternative Mortgage Securities
6.218% due 03/25/2035		264	231
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035		122	117
First Republic Mortgage Loan Trust
2.821% due 11/15/2031		102	95
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		184	182
GSR Mortgage Loan Trust
4.539% due 09/25/2035		483	469
5.500% due 11/25/2035		300	301
GSRPM Mortgage Loan Trust
3.182% due 01/25/2032		17	15
Harborview Mortgage Loan Trust
2.722% due 03/19/2037		1,334	942
Homebanc Mortgage Trust
5.913% due 04/25/2037		900	537
Indymac Index Mortgage Loan Trust
2.582% due 01/25/2037		948	893
2.782% due 06/25/2037		779	451
5.044% due 12/25/2034		66	57
JPMorgan Mortgage Trust
5.020% due 02/25/2035		452	427
Lehman XS Trust
2.562% due 07/25/2046		665	650
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		259	208
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		63	57
3.482% due 10/25/2035		85	79
Morgan Stanley Capital I
2.542% due 10/15/2020		1,042	974
Residential Accredit Loans, Inc.
2.692% due 04/25/2046		2,076	1,487
2.882% due 03/25/2033		153	141
Residential Asset Securitization Trust
2.882% due 05/25/2033		240	218
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035		310	293
Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035		353	296
2.762% due 02/25/2036		814	623
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		1,854	1,774
WaMu Mortgage Pass-Through Certificates
2.792% due 01/25/2045		231	179
2.802% due 01/25/2045		221	182
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		660	645
4.321% due 07/25/2035		2,700	2,576
4.416% due 05/25/2035		332	326
4.500% due 11/25/2018		1,266	1,223
5.240% due 04/25/2036		2,349	2,309

Total Mortgage-Backed Securities (Cost $40,346)			36,636

ASSET-BACKED SECURITIES 2.0%
Aurum CLO 2002-1 Ltd.
3.143% due 04/15/2014		1,626	1,564
Bear Stearns Asset-Backed Securities Trust
5.431% due 10/25/2036		1,850	1,507
Carrington Mortgage Loan Trust
2.548% due 07/25/2036		67	67
Countrywide Asset-Backed Certificates
2.532% due 12/25/2046		480	474
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036		301	293
GSAMP Trust
2.552% due 01/25/2036		72	69
2.572% due 11/25/2035		137	126
2.772% due 03/25/2034		74	73
Lehman XS Trust
2.562% due 04/25/2046		279	276
2.562% due 08/25/2046		783	768
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		186	154
New Century Home Equity Loan Trust
2.552% due 08/25/2036		89	89
SLM Student Loan Trust
2.882% due 10/27/2014 (a)		1,700	1,699
Structured Asset Securities Corp.
4.900% due 04/25/2035		729	562

Total Asset-Backed Securities (Cost $8,330)			7,721

FOREIGN CURRENCY-DENOMINATED ISSUES 5.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	743
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,330
Republic of Germany
4.250% due 07/04/2039	EUR	4,100	5,822
4.750% due 07/04/2034		3,100	4,749
5.500% due 01/04/2031		200	337
5.625% due 01/04/2028		3,000	5,104

Total Foreign Currency-Denominated Issues (Cost $20,168)			20,085

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Wachovia Corp.
7.500% due 12/31/2049		400	354

Total Convertible Preferred Stocks (Cost $400)			354

PREFERRED STOCKS 0.1%
Fannie Mae
8.250% due 12/31/2049		13,000	$298

Total Preferred Stocks (Cost $325)			298

EXCHANGE-TRADED FUNDS 3.1%
iShares MSCI EAFE Index Fund		172,236	11,833

Total Exchange-Traded Funds (Cost $10,076)			11,833

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.7%
Commercial Paper 24.6%
Australia & New Zealand Banking Group Ltd.
2.760% due 09/18/2008		$13,200	13,118
Danske Corp.
2.690% due 09/18/2008		3,400	3,379
Federal Home Loan Bank
2.000% due 07/01/2008		5,000	5,000
Intesa Funding LLC
2.790% due 09/24/2008		12,400	12,316
Lloyds TSB Bank PLC
2.490% due 07/01/2008		10,200	10,200
Nordea N.A., Inc.
2.770% due 09/29/2008		9,200	9,134
Royal Bank of Scotland Group PLC
2.790% due 09/22/2008		12,000	11,921
Societe General N.A.
2.900% due 09/18/2008		7,900	7,851
UBS Finance Delaware LLC
2.650% due 09/10/2008		1,200	1,193
Unicredito Italiano SpA
3.080% due 09/16/2008		10,800	10,735
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		9,800	9,739

			94,586

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.650% due 07/01/2008		2,175	2,175
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $2,220. Repurchase proceeds are $2,175.)
U.S. Treasury Bills 7.6%
1.766% due 08/28/2008 - 09/25/2008 (b)(d)(e)		29,300	29,168

Total Short-Term Instruments (Cost $125,954)			125,929

Purchased Options (i) 0.8% (Cost $3,097)			3,020
Total Investments 212.3% (Cost $821,544)			$816,443
Written Options (j) (0.4%) (Premiums $2,155)			(1,486)
Other Assets and Liabilities (Net) (111.9%)			(430,315)

Net Assets 100.0%			$384,642

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $28,122 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $299 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $255,980 at a weighted average interest rate of 2.433%. On June 30, 2008, securities valued at $242,399 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $8,105 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	51	$(35)
90-Day Eurodollar December Futures	Long	12/2009	137	(106)
90-Day Eurodollar June Futures	Long	06/2009	146	(59)
90-Day Eurodollar March Futures	Long	03/2009	57	123
90-Day Eurodollar March Futures	Short	03/2009	56	(116)
90-Day Eurodollar March Futures	Long	03/2010	95	(93)
90-Day Eurodollar September Futures	Long	09/2008	34	2
90-Day Eurodollar September Futures	Long	09/2009	287	(67)
Euro-Bobl September Futures	Short	09/2008	144	323
Euro-Bobl September Futures Call Options Strike @ EUR 118.000	Long	09/2008	144	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	6	5
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	55	0
Euro-Schatz September Futures	Short	09/2008	467	544
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	467	0
Japan Government 10-Year Bond September Futures	Long	09/2008	1	13
U.S. Treasury 2-Year Note September Futures	Short	09/2008	924	29
U.S. Treasury 5-Year Note September Futures	Short	09/2008	84	7
U.S. Treasury 10-Year Note September Futures	Long	09/2008	399	246
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	292	631
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	583	(740)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	185	(206)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	211	(26)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	(171)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	32	(69)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	149	(207)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	24	80

				$108

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	RBS	$1,900	$54
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH	1,200	4
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	12/20/2012	BOA	2,700	40
Erac USA Finance Co. 6.375% due 10/15/2017	Buy	(0.800%)	12/20/2017	GSC	7,500	935
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	CITI	700	(11)
Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%)	09/20/2016	DUB	2,200	18
Hungary Government International Bond 4.750% due 02/03/2015	Buy	(1.660%)	03/20/2013	MSC	2,600	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	2,600	(4)
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%)	12/20/2017	RBS	10,000	495
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	BEAR	2,800	31
Ltd. Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%)	06/20/2017	GSC	5,000	545
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%	09/20/2012	CITI	700	(42)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008	BOA	2,400	(13)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	500	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	2,800	1
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017	DUB	1,000	1
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	MSC	100	(1)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	LEH	100	(1)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.630%)	03/20/2013	MSC	2,600	17
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	GSC	5,000	285
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%)	06/20/2017	UBS	800	64

						$2,362

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$5,200	$339
Dow Jones CDX N.A. EM9 Index	Buy	(2.650%)	06/20/2013	BCLY	3,900	64
Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012	CSFB	3,500	(222)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	1,485	93
Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012	BCLY	3,776	(127)
Dow Jones CDX N.A. HY10 Index	Buy	(5.000%)	06/20/2013	BCLY	1,200	43
Dow Jones CDX N.A. HY10 Index	Buy	(5.000%)	06/20/2013	UBS	1,200	44
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	MSC	7,800	563
Dow Jones CDX N.A. IG5 Index	Sell	0.463%	12/20/2015	MSC	5,600	(622)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	1,400	37
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	3,100	70
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	2,100	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	RBS	900	22
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	1,400	31
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC	400	11
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	BEAR	2,200	1,735
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	DUB	750	(540)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	MLP	700	(502)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	UBS	750	(540)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	GSC	1,000	18

						$548

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(50)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		9,800	(64)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$67,400	(452)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		16,800	(127)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		6,700	(51)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		12,500	60
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		8,500	(88)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		78,200	(761)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		28,000	217
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		6,000	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,800	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		7,600	(34)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		37,200	(216)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(56)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	31
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		30,400	(464)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		1,200	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(84)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		1,300	(9)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	(38)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		6,300	206
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	500	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		600	(35)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	30,600	(603)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		15,800	(291)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	DUB		7,900	6
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	8,600	(5)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,210	(189)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		42,300	(993)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	(121)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(607)
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		900	1
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,800	14
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	147
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	75
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,000	0
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(54)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		400	8
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	167
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		500	9
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	285
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	28
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	12
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	28
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	(107)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	(33)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		2,800	(137)
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	40
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	(118)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(41)
Receive	6-Month JPY-LIBOR	1.750%	12/17/2015	UBS	JPY	110,000	(11)
Pay	28-Day Mexico Interbank TIIE Banxico	8.860%	09/12/2016	CITI	MXN	6,700	(33)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		5,500	(53)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	87
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	10,600	(150)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		13,300	(944)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		19,500	(946)

							$(6,578)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR	6/30/2009	CSFB	184100	$127
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.500%	06/30/2009	CSFB	1,494,976	(2,243)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	155,151	(449)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.350%	04/14/2009	MLP	3,553,175	(9,251)

						$(11,816)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	924	$31	$15
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	178	3	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	330	6	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	138.000	08/22/2008	323	6	5
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	292	6	4

				$52	$31

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	50,100	$260	$154
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$5,800	56	27
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		3,000	79	95
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		3,000	79	63
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008		13,300	277	127
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		3,000	79	95
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		3,000	79	63
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		8,500	82	46
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		77,300	801	379

								$1,792	$1,049

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	2,800	$136	$494
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	86
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	247
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	44
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	127
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	66
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		$3,100	139	134
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	126	192
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	45
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	50	82
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	145
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	275

						$1,220	$1,937

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 09/01/2038	$78.000	09/04/2008	$19,000	$2	$0
Call - OTC U.S. Treasury Bond 4.375% due 02/15/2038	135.000	09/19/2008	7,000	1	1
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.262	09/19/2008	24,000	3	1
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	117.000	08/15/2008	7,800	1	0
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	110.250	09/19/2008	8,500	1	1
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	112.375	08/15/2008	22,100	2	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	115.000	07/18/2008	59,100	7	0
Put - OTC Fannie Mae 5.000% due 07/01/2038	80.000	07/07/2008	24,000	3	0
Put - OTC Fannie Mae 5.000% due 08/01/2038	83.031	08/06/2008	8,000	1	0
Put - OTC Freddie Mac 5.500% due 08/01/2038	86.000	08/06/2008	82,000	9	0
Put - OTC Freddie Mac 5.500% due 09/01/2038	85.000	09/04/2008	11,000	1	0
Put - OTC Ginnie Mae 5.000% due 09/01/2038	78.125	09/15/2008	6,000	1	0
Put - OTC Ginnie Mae 6.500% due 08/01/2038	93.000	08/13/2008	6,000	1	0

				$33	$3

(j) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR- LIBOR	Receive	4.250%	09/14/2009	EUR 16,200	$239	$149
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	10/27/2008	$800	35	45
Put - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	800	35	17
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	2,500	55	38
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	267	157
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	279	157
Call - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.250%	10/27/2008	700	30	40
Put - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	700	30	14
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	10/27/2008	3,300	134	189
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	3,300	136	66
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,700	82	53
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	33,600	806	546

							$2,128	$1,471

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	700	14	8

Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	$700	$13	$7

							$27	$15

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
Fannie Mae	5.500%	07/01/2038	$88,000	$86,743	$86,749
Fannie Mae	6.000%	07/01/2038	8,000	8,020	8,071
Ginnie Mae	5.500%	07/01/2038	10,000	9,911	9,951
U.S. Treasury Bonds	4.375%	02/15/2038	9,400	8,793	9,351
U.S. Treasury Notes	2.000%	02/28/2010	24,600	24,288	24,618
U.S. Treasury Notes	3.375%	06/30/2013	3,300	3,288	3,316
U.S. Treasury Notes	3.625%	10/31/2009	16,400	16,665	16,796
U.S. Treasury Notes	4.000%	02/15/2014	7,800	7,925	8,194
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,706	4,840
U.S. Treasury Notes	4.250%	11/15/2017	9,700	9,784	9,984
U.S. Treasury Notes	4.500%	02/28/2011	9,600	9,908	10,179
U.S. Treasury Notes	4.500%	05/15/2017	23,300	24,190	24,514
U.S. Treasury Notes	4.750%	03/31/2011	$22,100	22,999	23,502
U.S. Treasury Notes	4.750%	05/15/2014	2,800	2,938	3,028
U.S. Treasury Notes	4.750%	08/15/2017	32,300	33,710	34,931
U.S. Treasury Notes	5.125%	06/30/2011	59,100	62,245	62,916

				$336,113	$340,940

(5)	Market value includes $2,167 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,928	07/2008	$0	$(125)	$(125)
Buy	BRL	13,932	07/2008	319	0	319
Sell		13,932	07/2008	0	(881)	(881)
Buy		42,843	12/2008	3,023	0	3,023
Sell		41,308	12/2008	0	(1,722)	(1,722)
Sell	CHF	27,076	09/2008	2	(473)	(471)
Buy	CLP	8,500	12/2008	0	(2)	(2)
Buy	CNY	39,344	07/2008	312	0	312
Sell		39,344	07/2008	0	(184)	(184)
Buy		35,304	10/2008	87	0	87
Sell		35,304	10/2008	0	(134)	(134)
Sell	DKK	12,414	09/2008	0	(48)	(48)
Buy	EUR	4,400	07/2008	0	(2)	(2)
Sell		92,893	07/2008	15	(1,427)	(1,412)
Sell	GBP	50,294	08/2008	2	(539)	(537)
Sell	HKD	46,317	07/2008	13	0	13
Sell	JPY	8,337,433	07/2008	0	(1,226)	(1,226)
Buy	KRW	4,688,113	08/2008	0	(531)	(531)
Sell		4,688,113	08/2008	287	(4)	283
Buy	MXN	56,073	07/2008	404	0	404
Sell		56,073	07/2008	0	(212)	(212)
Buy		20,079	11/2008	16	0	16
Buy	MYR	1,682	08/2008	19	0	19
Sell		3,876	08/2008	14	0	14
Buy		5,374	11/2008	0	(76)	(76)
Sell		405	11/2008	3	0	3
Sell	NOK	15,723	09/2008	0	(48)	(48)
Sell	NZD	415	07/2008	0	(2)	(2)
Buy	PLN	5,262	07/2008	552	0	552
Sell		5,262	07/2008	0	(221)	(221)
Buy		2,522	05/2009	34	0	34
Buy	RUB	108,382	07/2008	323	0	323
Sell		108,382	07/2008	0	(233)	(233)
Buy		69,176	11/2008	144	0	144
Sell		20,104	11/2008	0	(52)	(52)
Buy		18,188	05/2009	17	0	17
Sell	SEK	44,425	09/2008	2	(33)	(31)
Sell	SGD	4,114	11/2008	0	(21)	(21)

				$5,588	$(8,196)	$(2,608)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$11,833	$795,249	$9,361	$816,443
Other Financial Instruments++	108	(358,173)	(178)	(358,243)

Total	$11,941	$437,076	$9,183	$458,200

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$1,663	$7,629	$1	$68	$0	$9,361
Other Financial Instruments++	(200)	0	0	(13)	35	(178)

Total	$1,463	$7,629	$1	$55	$35	$9,183

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Daimler Finance North America LLC
6.780% due 08/03/2012		$1,588	$1,315

Total Bank Loan Obligations (Cost $1,518)			1,315

CORPORATE BONDS & NOTES 68.5%
Banking & Finance 32.1%
Allstate Corp.
6.125% due 05/15/2037		100	91
7.200% due 12/01/2009		200	208
Allstate Life Global Funding II
3.328% due 05/21/2010		500	497
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	698
American Express Bank FSB
5.500% due 04/16/2013		600	588
American Express Co.
6.150% due 08/28/2017		300	294
7.000% due 03/19/2018		3,000	3,046
American Express Credit Corp.
5.875% due 05/02/2013		1,700	1,693
American International Group, Inc.
5.050% due 10/01/2015		200	182
5.850% due 01/16/2018		4,000	3,759
6.250% due 05/01/2036		200	175
8.175% due 05/15/2058		1,400	1,323
Anadarko Finance Co.
6.750% due 05/01/2011		200	208
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50	50
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200	192
Bank of America Corp.
4.750% due 08/01/2015		200	188
5.625% due 10/14/2016		1,000	961
5.650% due 05/01/2018		2,000	1,873
6.000% due 09/01/2017		300	290
8.000% due 12/29/2049		200	188
8.125% due 12/29/2049		11,100	10,506
Bank of America N.A.
3.316% due 05/12/2010		2,000	1,992
6.000% due 10/15/2036		400	356
Bank One Corp.
5.250% due 01/30/2013		100	98
9.875% due 03/01/2009		50	52
Barclays Bank PLC
6.050% due 12/04/2017		2,600	2,557
7.434% due 09/29/2049		500	470
7.700% due 04/29/2049		300	307
BB&T Corp.
6.500% due 08/01/2011		30	30
Bear Stearns Cos., Inc.
3.218% due 07/19/2010		400	392
5.700% due 11/15/2014		100	97
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200	222
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	3,510
BNP Paribas
5.186% due 06/29/2049		700	609
C10 Capital SPV Ltd.
6.722% due 12/31/2049		400	369
Caelus Re Ltd.
8.923% due 06/07/2011		500	500
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245	246
Caterpillar Financial Services Corp.
2.977% due 10/28/2008		105	105
3.559% due 06/24/2011		5,000	4,997
5.450% due 04/15/2018		2,500	2,487
Citigroup Capital XXI
8.300% due 12/21/2057		1,000	949
Citigroup, Inc.
5.000% due 09/15/2014		200	186
5.625% due 08/27/2012		400	394
6.000% due 02/21/2012		190	192
6.000% due 08/15/2017		740	708
6.125% due 05/15/2018		7,000	6,721
6.125% due 08/25/2036		800	679
8.400% due 04/29/2049		7,800	7,425
Commonwealth Bank of Australia
6.024% due 03/29/2049		350	303
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016		300	307
Credit Agricole S.A.
6.637% due 05/29/2049		200	167
Credit Suisse New York, Inc.
5.000% due 05/15/2013		1,500	1,462
6.000% due 02/15/2018		1,800	1,739
Deutsche Bank AG
4.875% due 05/20/2013		5,000	4,926
FIA Card Services N.A.
7.125% due 11/15/2012		145	155
Fleet National Bank
5.750% due 01/15/2009		175	177
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		100	86
General Electric Capital Corp.
2.746% due 08/15/2011		150	148
5.000% due 01/08/2016		100	97
5.450% due 01/15/2013		350	358
5.625% due 05/01/2018		2,000	1,941
5.875% due 01/14/2038		4,200	3,824
6.375% due 11/15/2067		3,300	3,130
6.750% due 03/15/2032		500	506
GMAC LLC
3.951% due 09/23/2008		200	197
6.625% due 05/15/2012		100	69
6.875% due 09/15/2011		50	36
Goldman Sachs Group LP
4.500% due 06/15/2010		250	251
Goldman Sachs Group, Inc.
2.891% due 12/22/2008		200	195
5.250% due 10/15/2013		300	294
5.700% due 09/01/2012		300	301
5.950% due 01/18/2018		5,000	4,815
6.125% due 02/15/2033		600	540
6.150% due 04/01/2018		9,500	9,246
6.250% due 09/01/2017		1,600	1,587
6.600% due 01/15/2012		100	103
6.750% due 10/01/2037		700	643
HBOS Capital Funding LP
6.071% due 06/30/2049		800	693
HBOS PLC
5.920% due 09/29/2049		100	71
6.750% due 05/21/2018		2,300	2,206
HSBC Bank USA N.A.
7.000% due 01/15/2039		4,000	3,931
HSBC Capital Funding LP
4.610% due 12/31/2049		1,730	1,530
9.547% due 12/29/2049		100	104
HSBC Holdings PLC
6.500% due 05/02/2036		700	654
6.500% due 09/15/2037		1,100	1,007
6.800% due 06/01/2038		3,800	3,594
International Lease Finance Corp.
4.875% due 09/01/2010		150	145
JPMorgan & Co., Inc.
5.750% due 10/15/2008		100	100
JPMorgan Chase & Co.
4.750% due 03/01/2015		300	284
5.125% due 09/15/2014		100	97
6.000% due 01/15/2018		9,000	8,796
6.400% due 05/15/2038		1,100	1,025
6.625% due 03/15/2012		350	361
7.125% due 06/15/2009		100	102
7.900% due 04/29/2049		6,500	6,113
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	292
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,300	1,205
JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	348
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014		300	270
6.625% due 01/18/2012		30	30
6.750% due 12/28/2017		300	283
6.875% due 05/02/2018		600	583
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		100	98
4.966% due 05/12/2010		500	492
6.875% due 04/25/2018		1,100	1,050
MetLife, Inc.
5.000% due 06/15/2015		1,600	1,559
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	153
Morgan Stanley
2.844% due 02/09/2009		100	99
4.750% due 04/01/2014		900	822
5.375% due 10/15/2015		250	229
5.950% due 12/28/2017		400	364
6.000% due 04/28/2015		1,000	959
6.625% due 04/01/2018		10,200	9,695
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		1,050	912
National Australia Bank Ltd.
5.350% due 06/12/2013		1,500	1,500
Pacific Life Global Funding
5.150% due 04/15/2013		500	495
Preferred Term Securities XII
3.326% due 03/24/2034		100	90
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	501
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,488
Rabobank Capital Funding II
5.260% due 12/31/2049		150	138
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,600	3,099
RBS Capital Trust III
5.512% due 09/29/2049		200	174
Resona Bank Ltd.
5.850% due 09/29/2049		300	259
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		4,000	3,609
7.648% due 08/31/2049		1,000	977
9.118% due 03/31/2049		480	484
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,500	5,327
SLM Corp.
3.000% due 01/26/2009		200	190
State Street Capital Trust III
8.250% due 12/29/2049		400	408
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	270
Teco Finance, Inc.
6.572% due 11/01/2017		123	122
6.750% due 05/01/2015		200	202
7.000% due 05/01/2012		177	186
UBS AG
5.750% due 04/25/2018		3,600	3,447
UBS Preferred Funding Trust V
6.243% due 05/12/2049		800	703
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	94
USB Capital IX
6.189% due 04/15/2049		975	741
Ventas Realty LP
6.750% due 06/01/2010		200	200
Wachovia Bank N.A.
5.000% due 08/15/2015		300	273
7.800% due 08/18/2010		30	32
Wachovia Corp.
5.500% due 05/01/2013		500	479
5.750% due 06/15/2017		3,500	3,238
7.980% due 12/31/2049		1,000	921
Wells Fargo & Co.
2.810% due 01/12/2011		200	197
2.861% due 03/23/2010		75	74
5.625% due 12/11/2017		3,000	2,912
Wells Fargo Bank N.A.
5.950% due 08/26/2036		400	376
6.450% due 02/01/2011		30	31
Wells Fargo Capital X
5.950% due 12/15/2036		1,100	1,003
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	7,565
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	284

			193,608

Industrials 23.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		500	555
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	301
American Airlines Pass-Through Trust
6.978% due 04/01/2011		62	60
7.858% due 10/01/2011		50	48
Amgen, Inc.
5.850% due 06/01/2017		1,000	988
6.150% due 06/01/2018		3,200	3,227
6.900% due 06/01/2038		1,000	1,026
Anadarko Petroleum Corp.
5.950% due 09/15/2016		3,000	3,010
Apache Corp.
6.000% due 01/15/2037		1,100	1,084
Barrick Gold Corp.
5.800% due 11/15/2034		100	86
Baxter International, Inc.
6.250% due 12/01/2037		100	101
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	32
Boston Scientific Corp.
5.450% due 06/15/2014		100	93
C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	93
Canadian National Railway Co.
4.400% due 03/15/2013		80	78
5.550% due 05/15/2018		500	495
6.375% due 11/15/2037		700	694
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	101
5.850% due 02/01/2035		200	181
6.000% due 08/15/2016		100	100
6.250% due 03/15/2038		1,000	943
6.750% due 02/01/2039		5,100	5,139
Cardinal Health, Inc.
3.061% due 10/02/2009		200	196
CBS Corp.
5.625% due 08/15/2012		500	494
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	161
Chesapeake Energy Corp.
6.375% due 06/15/2015		300	285
6.875% due 01/15/2016		200	194
7.000% due 08/15/2014		23	23
7.500% due 06/15/2014		200	200
Cisco Systems, Inc.
2.738% due 02/20/2009		60	60
CODELCO, Inc.
6.150% due 10/24/2036		100	96
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100	110
Comcast Cable Communications LLC
6.875% due 06/15/2009		7,000	7,191
8.875% due 05/01/2017		35	40
Comcast Corp.
5.300% due 01/15/2014		100	97
5.875% due 02/15/2018		5,100	4,920
6.450% due 03/15/2037		1,400	1,310
7.050% due 03/15/2033		100	102
ConocoPhillips
5.200% due 05/15/2018		1,500	1,483
Continental Airlines, Inc.
6.320% due 11/01/2008		50	50
6.503% due 06/15/2011		100	92
Covidien International Finance S.A.
6.550% due 10/15/2037		100	101
Cox Communications, Inc.
4.625% due 06/01/2013		160	152
6.750% due 03/15/2011		100	103
7.750% due 11/01/2010		130	137
CSC Holdings, Inc.
8.125% due 07/15/2009		50	50
8.125% due 08/15/2009		50	50
CSX Corp.
5.300% due 02/15/2014		250	240
Daimler Finance North America LLC
7.300% due 01/15/2012		100	106
DCP Midstream LLC
5.375% due 10/15/2015		100	94
Delta Air Lines, Inc.
6.619% due 03/18/2011		126	122
7.379% due 05/18/2010		47	45
Devon Energy Corp.
7.950% due 04/15/2032		4,500	5,361
Devon Financing Corp. ULC
7.875% due 09/30/2031		300	356
El Paso Natural Gas Co.
5.950% due 04/15/2017		1,000	971
Embraer Overseas Ltd.
6.375% due 01/24/2017		100	98
Enbridge Energy Partners LP
5.875% due 12/15/2016		500	479
6.500% due 04/15/2018		4,000	4,029
EnCana Corp.
4.750% due 10/15/2013		100	96
5.900% due 12/01/2017		1,000	1,008
6.500% due 08/15/2034		100	99
6.500% due 02/01/2038		400	398
Energy Transfer Partners LP
6.125% due 02/15/2017		500	486
6.700% due 07/01/2018		1,500	1,515
7.500% due 07/01/2038		2,800	2,894
Enterprise Products Operating LLC
6.500% due 01/31/2019		5,000	5,044
Enterprise Products Operating LP
5.000% due 03/01/2015		200	189
First Data Corp.
9.875% due 09/24/2015		200	174
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		100	106
Fund American Cos., Inc.
5.875% due 05/15/2013		150	145
Gaz Capital S.A.
7.288% due 08/16/2037		2,000	1,848
8.625% due 04/28/2034		200	218
Gazprom International S.A.
7.201% due 02/01/2020		85	85
General Mills, Inc.
5.700% due 02/15/2017		200	199
Georgia-Pacific LLC
7.000% due 01/15/2015		100	94
7.125% due 01/15/2017		700	662
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		2,700	2,699
6.375% due 05/15/2038		2,000	1,994
HCA, Inc.
6.750% due 07/15/2013		200	176
Hess Corp.
7.875% due 10/01/2029		200	230
HJ Heinz Co.
6.428% due 12/01/2020		200	202
Hospira, Inc.
6.050% due 03/30/2017		100	97
Humana, Inc.
6.450% due 06/01/2016		200	195
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	142
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100	100
International Business Machines Corp.
8.375% due 11/01/2019		30	37
Kellogg Co.
5.125% due 12/03/2012		100	101
Kern River Funding Corp.
4.893% due 04/30/2018		61	59
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	192
5.950% due 02/15/2018		5,500	5,376
7.750% due 03/15/2032		2,000	2,173
Kraft Foods, Inc.
6.500% due 08/11/2017		300	301
Kroger Co.
5.500% due 02/01/2013		200	201
MGM Mirage
6.625% due 07/15/2015		100	81
Monsanto Co.
5.125% due 04/15/2018		1,000	984
5.875% due 04/15/2038		800	774
Newmont Mining Corp.
5.875% due 04/01/2035		100	86
News America Holdings, Inc.
9.250% due 02/01/2013		400	459
Norfolk Southern Corp.
5.750% due 04/01/2018		100	99
7.250% due 02/15/2031		100	109
Northrop Grumman Systems Corp.
7.750% due 02/15/2031		100	118
Northwest Pipeline Corp.
5.950% due 04/15/2017		200	194
Nucor Corp.
5.850% due 06/01/2018		1,000	1,014
Oracle Corp.
5.750% due 04/15/2018		300	301
Phelps Dodge Corp.
8.750% due 06/01/2011		200	213
9.500% due 06/01/2031		200	262
Philip Morris International, Inc.
5.650% due 05/16/2018		1,550	1,512
6.375% due 05/16/2038		2,700	2,643
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,380
Plains Exploration & Production Co.
7.000% due 03/15/2017		100	96
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	194
Reynolds American, Inc.
7.750% due 06/01/2018		100	105
Rockies Express Pipeline LLC
6.850% due 07/15/2018		6,000	6,100
Rogers Communications, Inc.
5.500% due 03/15/2014		100	96
6.750% due 03/15/2015		200	204
Safeway, Inc.
3.158% due 03/27/2009		200	199
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		200	206
Suncor Energy, Inc.
6.100% due 06/01/2018		2,000	2,010
6.500% due 06/15/2038		1,000	975
6.850% due 06/01/2039		4,500	4,616
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		51	53
Target Corp.
6.000% due 01/15/2018		1,000	1,007
7.000% due 01/15/2038		1,700	1,751
Time Warner Cable, Inc.
5.850% due 05/01/2017		4,240	4,038
6.550% due 05/01/2037		840	778
Time Warner, Inc.
6.750% due 04/15/2011		25	26
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	33
Transocean, Inc.
6.000% due 03/15/2018		1,500	1,507
6.800% due 03/15/2038		4,000	4,113
Union Pacific Corp.
6.625% due 02/01/2029		50	51
United Airlines, Inc.
10.125% due 03/22/2015 (a)		83	41
UnitedHealth Group, Inc.
6.000% due 02/15/2018		4,200	4,076
Vale Overseas Ltd.
6.250% due 01/11/2016		2,200	2,162
6.250% due 01/23/2017		100	97
8.250% due 01/17/2034		1,700	1,851
Viacom, Inc.
6.250% due 04/30/2016		500	484
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		1,000	1,039
6.200% due 04/15/2038		5,250	5,183
6.875% due 08/10/2009		30	31
Walt Disney Co.
6.375% due 03/01/2012		100	107
WEA Finance LLC
5.700% due 10/01/2016		100	94
WellPoint, Inc.
4.250% due 12/15/2009		100	99
Weyerhaeuser Co.
3.802% due 09/24/2009		300	297
Williams Cos., Inc.
6.375% due 10/01/2010		100	102
Xerox Corp.
3.562% due 12/18/2009		100	99
XTO Energy, Inc.
5.500% due 06/15/2018		3,800	3,641
6.100% due 04/01/2036		100	96
6.250% due 04/15/2013		100	103
6.375% due 06/15/2038		3,200	3,072
7.500% due 04/15/2012		100	107
Yum! Brands, Inc.
6.875% due 11/15/2037		200	185
8.875% due 04/15/2011		140	151

			139,072

Utilities 13.4%
Appalachian Power Co.
5.000% due 06/01/2017		4,000	3,627
5.650% due 08/15/2012		300	301
AT&T Corp.
7.300% due 11/15/2011		447	477
8.000% due 11/15/2031		11,800	13,611
AT&T Mobility LLC
6.500% due 12/15/2011		50	52
AT&T, Inc.
5.100% due 09/15/2014		300	295
5.600% due 05/15/2018		2,000	1,957
6.500% due 09/01/2037		500	487
BellSouth Corp.
5.200% due 09/15/2014		300	296
5.200% due 12/15/2016		100	97
British Telecommunications PLC
8.625% due 12/15/2010		100	107
9.125% due 12/15/2030		2,000	2,415
Bruce Mansfield Unit
6.850% due 06/01/2034		100	101
CenturyTel, Inc.
8.375% due 10/15/2010		100	105
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		1,800	1,812
6.750% due 04/01/2038		1,800	1,873
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	104
Consumers Energy Co.
5.000% due 02/15/2012		100	99
5.375% due 04/15/2013		100	100
5.500% due 08/15/2016		350	346
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		330	349
Duke Energy Carolinas LLC
6.000% due 01/15/2038		1,600	1,569
6.050% due 04/15/2038		1,100	1,094
6.450% due 10/15/2032		200	204
Energy East Corp.
6.750% due 07/15/2036		100	96
Entergy Gulf States, Inc.
4.875% due 11/01/2011		100	98
Entergy Louisiana LLC
5.560% due 09/01/2015		50	49
Florida Power & Light Co.
5.850% due 05/01/2037		1,800	1,760
5.950% due 02/01/2038		2,300	2,287
Florida Power Corp.
3.078% due 11/14/2008		50	50
6.400% due 06/15/2038		3,000	3,064
FPL Group Capital, Inc.
5.350% due 06/15/2013		400	406
France Telecom S.A.
8.500% due 03/01/2031		3,200	3,891
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	155
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		150	148
Kentucky Power Co.
6.000% due 09/15/2017		200	195
Nevada Power Co.
6.500% due 05/15/2018		650	667
NGPL Pipe Co. LLC
7.119% due 12/15/2017		4,300	4,407
7.768% due 12/15/2037		2,800	2,947
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		30	30
NiSource Finance Corp.
7.875% due 11/15/2010		100	104
Ohio Edison Co.
5.450% due 05/01/2015		100	96
Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009		100	101
Pacific Gas & Electric Co.
5.625% due 11/30/2017		500	499
6.050% due 03/01/2034		300	291
6.350% due 02/15/2038		1,000	1,005
PPL Capital Funding, Inc.
4.330% due 03/01/2009		200	200
Progress Energy, Inc.
6.850% due 04/15/2012		200	211
7.100% due 03/01/2011		94	99
PSEG Power LLC
6.950% due 06/01/2012		200	210
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	149
Public Service Electric & Gas Co.
5.300% due 05/01/2018		300	297
Qwest Corp.
6.026% due 06/15/2013		100	96
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		22	22
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	199
Southern California Edison Co.
5.000% due 01/15/2014		200	200
5.950% due 02/01/2038		2,200	2,187
Sprint Capital Corp.
8.375% due 03/15/2012		500	495
Telecom Italia Capital S.A.
3.344% due 07/18/2011		200	191
4.000% due 01/15/2010		200	197
5.250% due 11/15/2013		100	95
6.999% due 06/04/2018		3,000	3,034
Telefonica Emisones SAU
5.984% due 06/20/2011		100	102
6.221% due 07/03/2017		3,000	3,007
TELUS Corp.
8.000% due 06/01/2011		30	32
Toledo Edison Co.
6.150% due 05/15/2037		200	174
Verizon Communications, Inc.
6.100% due 04/15/2018		10,200	10,155
6.900% due 04/15/2038		1,000	993
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	216
Verizon New England, Inc.
6.500% due 09/15/2011		200	206
Virginia Electric and Power Co.
5.400% due 01/15/2016		500	490
5.400% due 04/30/2018		1,700	1,646
5.950% due 09/15/2017		300	302
6.000% due 05/15/2037		1,000	936
6.350% due 11/30/2037		1,000	979
Vodafone Group PLC
7.750% due 02/15/2010		30	31

			80,975

Total Corporate Bonds & Notes (Cost $418,934)			413,655

CONVERTIBLE BONDS & NOTES 0.0%
ERP Operating LP
3.850% due 08/15/2026		200	190

Total Convertible Bonds & Notes (Cost $202)			190

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
5.500% due 09/01/2035 - 07/01/2038		15,588	15,387
6.000% due 09/01/2036 - 07/01/2038		7,475	7,551
Freddie Mac
5.000% due 06/15/2016		7	7

Total U.S. Government Agencies (Cost $23,141)			22,945

MORTGAGE-BACKED SECURITIES 0.1%
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		168	134
Merrill Lynch Mortgage Investors, Inc.
4.986% due 05/25/2033		102	98
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034		107	105

Total Mortgage-Backed Securities (Cost $335)			337

SOVEREIGN ISSUES 0.1%
Croatia Government International Bond
4.000% due 07/30/2010		17	17
Korea Development Bank
4.750% due 07/20/2009		300	301
Mexico Government International Bond
6.750% due 09/27/2034		78	83
Panama Government International Bond
9.375% due 04/01/2029		85	112
South Africa Government International Bond
7.375% due 04/25/2012		90	95

Total Sovereign Issues (Cost $612)			608

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	468
Credit Logement S.A.
4.604% due 03/29/2049		300	425
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	167
General Electric Capital Corp.
5.500% due 09/15/2067		900	1,254
HSBC Holdings PLC
5.375% due 12/20/2012		60	92
RBS Capital Trust A
6.467% due 12/29/2049		325	469
Rogers Communications, Inc.
7.250% due 12/15/2011	CAD	50	52
Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,330
Telefonica Europe BV
5.125% due 02/14/2013		325	496

Total Foreign Currency-Denominated Issues (Cost $4,349)			4,753

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		1,900	113

Total Convertible Preferred Stocks (Cost $142)			113

PREFERRED STOCKS 0.0%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049		4,000	74

Total Preferred Stocks (Cost $100)			74

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.4%
Certificates of Deposit 0.6%
UBS AG Stamford Ct
3.751% due 07/01/2010 (b)		$3,900	3,900

Commercial Paper 26.8%
ABN AMRO N.A. Finance
2.485% due 07/07/2008		3,100	3,099
Australia & New Zealand Banking Group Ltd.
2.730% due 09/15/2008		16,900	16,800
Banco Santander Central Hispano S.A.
2.780% due 09/15/2008		7,900	7,853
Bank of America Corp.
2.700% due 09/09/2008		1,300	1,293
Barclays U.S. Funding Corp.
2.680% due 09/02/2008		4,300	4,279
BNP Paribas Finance, Inc.
2.500% due 07/01/2008		11,600	11,600
2.510% due 07/31/2008		5,400	5,389
CBA (de) Finance
2.750% due 09/15/2008		10,900	10,835
Citibank N.A.
3.570% due 10/23/2008		3,000	2,972
Federal Home Loan Bank
2.000% due 07/01/2008		6,700	6,700
ING Funding LLC
2.500% due 08/01/2008		7,500	7,484
Intesa Funding LLC
2.750% due 09/09/2008		11,800	11,736
Lloyds TSB Bank PLC
2.475% due 08/04/2008		5,100	5,088
2.490% due 07/01/2008		12,600	12,600
Nordea N.A., Inc.
2.350% due 07/07/2008		10,400	10,396
Rabobank USA Financial Corp.
2.350% due 07/07/2008		3,100	3,099
2.650% due 09/29/2008		1,500	1,489
Royal Bank of Scotland Group PLC
2.555% due 08/01/2008		4,600	4,590
San Paolo U.S. Financial Co.
2.770% due 09/24/2008		8,100	8,045
Societe General N.A.
2.520% due 07/28/2008		5,800	5,789
UBS Finance Delaware LLC
2.550% due 07/16/2008		3,800	3,796
2.830% due 09/25/2008		500	496
Unicredito Italiano SpA
2.400% due 07/01/2008		5,900	5,900
Westpac Trust Securities NZ Ltd.
2.350% due 07/07/2008		10,200	10,196

			161,524

Repurchase Agreements 1.5%
Deutsche Bank AG
1.500% due 07/01/2008		8,000	8,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $8,152. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		986	986
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $1,006. Repurchase proceeds are $986.)

			8,986

U.S. Treasury Bills 0.5%
1.723% due 08/28/2008 - 09/25/2008 (c)(d)		2,750	2,737

Total Short-Term Instruments (Cost $177,153)			177,147

Purchased Options (h) 0.1% (Cost $640)			901
Total Investments 103.0% (Cost $627,126)			$622,038
Written Options (i) (0.2%) (Premiums $1,134)			(1,134)
Other Assets and Liabilities (Net) (2.8%)			(17,205)

Net Assets 100.0%			$603,699

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $2,737 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,846 at a weighted average interest rate of 2.528%. On June 30, 2008, there were no open reverse repurchase agreements.

(f) Cash of $4,599 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	982	$34
90-Day Eurodollar June Futures	Long	06/2009	960	506
90-Day Eurodollar March Futures	Long	03/2009	40	(20)
90-Day Eurodollar September Futures	Long	09/2009	500	(115)
Euro-Bobl September Futures	Short	09/2008	20	51
U.S. Treasury 2-Year Note September Futures	Short	09/2008	17	(2)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	150	30
U.S. Treasury 10-Year Note September Futures	Long	09/2008	505	507
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(32)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	523	(87)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	(107)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	(155)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	20	0

				$610

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	JPM	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	JPM	50	(2)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.890%	12/20/2012	DUB	100	(5)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.900%	12/20/2012	DUB	300	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.550%	03/20/2013	CITI	1,000	(24)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%	03/20/2013	JPM	1,000	(4)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	GSC	100	2
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%)	09/20/2012	RBS	200	4
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	12/20/2012	RBS	200	4
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.980%)	06/20/2013	GSC	200	0
AvalonBay Communities, Inc. 6.125% due 11/01/2012	Buy	(1.220%)	06/20/2013	MSC	1,000	13
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	CITI	200	(4)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%)	09/20/2012	UBS	200	5
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	09/20/2012	BEAR	200	6
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%)	12/20/2012	MSC	100	3
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	12/20/2012	MSC	200	7
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%)	09/20/2012	MLP	100	1
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%)	09/20/2012	CSFB	100	1
CBS Corp. 4.625% due 05/15/2018	Buy	(0.610%)	09/20/2012	DUB	400	11
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	JPM	100	12
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	BEAR	100	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%)	12/20/2011	CITI	200	4
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%	06/20/2012	DUB	200	(6)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.350%	06/20/2013	BCLY	200	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%	03/20/2014	LEH	100	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%	03/20/2014	GSC	100	(5)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%	09/20/2012	MSC	700	(27)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%)	09/20/2012	CITI	200	2
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	09/20/2012	UBS	200	2
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	CITI	100	1
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	GSC	100	1
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.430%)	06/20/2013	BCLY	1,000	11
ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	MSC	300	(2)
Darden Restaurants, Inc. 6.000% due 08/15/2035	Buy	(1.570%)	06/20/2013	DUB	200	0
Darden Restaurants, Inc. 6.000% due 08/15/2035	Buy	(1.530%)	06/20/2013	DUB	200	1
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	MSC	100	4
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	BEAR	500	6
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	CITI	100	0
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%)	09/20/2012	CSFB	100	2
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%)	09/20/2012	LEH	100	2
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	UBS	300	30
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	BEAR	200	0
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	RBS	200	4
Ford Motor Co. 6.500% due 08/01/2018	Buy	(5.000%)	06/20/2013	DUB	1,000	131
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.350%	09/20/2008	CITI	500	(9)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.700%	03/20/2009	GSC	200	(13)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	BEAR	100	(11)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.700%	09/20/2011	DUB	300	(55)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(2.620%)	03/20/2012	LEH	5,000	1,245
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.650%	03/20/2012	JPM	5,000	(1,242)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%	06/20/2012	CITI	300	(4)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%)	09/20/2012	BOA	400	32
Gap, Inc. 10.050% due 12/15/2008	Buy	(1.200%)	03/20/2013	JPM	1,200	(16)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI	1,000	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	MLP	200	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%	12/20/2012	BCLY	600	(22)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.070%	12/20/2012	DUB	4,000	(79)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%	03/20/2013	CITI	1,000	(12)
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%)	06/20/2012	DUB	500	(2)
GMAC LLC 6.875% due 08/28/2012	Sell	1.500%	09/20/2009	DUB	500	(80)
GMAC LLC 6.875% due 08/28/2012	Sell	3.740%	09/20/2009	CSFB	200	(27)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.500%)	09/20/2011	DUB	300	90
GMAC LLC 6.875% due 08/28/2012	Sell	1.840%	06/20/2012	JPM	500	(166)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%	09/20/2012	LEH	200	(6)
Home Depot, Inc. 5.875% due 12/16/2036	Buy	(1.100%)	06/20/2013	BCLY	1,000	8
Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%)	12/20/2011	MSC	500	12
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	CSFB	200	0
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	GSC	100	4
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%)	09/20/2012	CITI	200	7
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%)	09/20/2012	BOA	100	3
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(1.130%)	06/20/2013	BCLY	1,000	7
Kroger Co. 5.500% due 02/01/2013	Buy	(0.650%)	06/20/2013	BCLY	1,000	1
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	BNP	200	(15)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%	09/20/2012	MLP	400	(31)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%	09/20/2012	BOA	100	(8)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	LEH	200	34
Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%)	06/20/2012	GSC	100	18
Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%)	06/20/2012	MSC	100	10
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.540%)	12/20/2012	MSC	100	0
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%)	12/20/2012	BOA	200	1
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(1.620%)	06/20/2013	MSC	1,000	33
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	BCLY	100	7
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	DUB	100	7
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	BNP	100	9
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	BCLY	100	1
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	BEAR	100	6
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	RBS	300	17
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	MSC	100	6
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%)	06/20/2012	MSC	100	6
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%	03/20/2013	DUB	1,000	42
Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%	09/20/2012	LEH	100	(6)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	200	0
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%)	06/20/2012	LEH	500	5
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%)	09/20/2012	RBS	100	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	100	2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	RBS	200	4
Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%)	06/20/2012	CSFB	500	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2011	GSC	100	2
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2012	RBS	200	6
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%)	09/20/2012	LEH	100	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%)	12/20/2012	UBS	300	10
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(1.000%)	06/20/2013	BCLY	1,000	4
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%)	12/20/2012	MLP	200	3
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	03/20/2009	JPM	100	0
Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%)	09/20/2011	GSC	200	(2)
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	500	0
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.700%)	06/20/2013	BCLY	1,000	20
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.455%)	06/20/2013	RBS	500	16
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	CITI	100	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%	06/20/2012	LEH	500	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%	09/20/2008	GSC	200	0
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.610%)	06/20/2013	MSC	1,000	0
Sara Lee Corp. 6.125% due 11/01/2032	Buy	(0.570%)	06/20/2013	BCLY	1,000	3
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	BOA	200	5
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	MSC	200	5
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%)	12/20/2012	MSC	100	3
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%)	12/20/2012	MSC	100	3
Southwest Airlines Co. 5.250% due 10/01/2014	Buy	(1.530%)	06/20/2013	BCLY	1,000	16
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%)	06/20/2011	GSC	100	4
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%)	09/20/2012	RBS	200	10
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	CSFB	200	6
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Buy	(1.890%)	06/20/2013	GSC	1,000	19
Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%	06/20/2012	LEH	500	(43)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%)	12/20/2012	RBS	400	4
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	BNP	100	1
Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	LEH	100	0
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%	12/20/2011	MSC	500	(9)
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	GSC	100	1
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%)	12/20/2012	GSC	300	3
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	MSC	100	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	JPM	100	5
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	BEAR	300	15
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012	BCLY	200	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	GSC	100	7
Weyerhaeuser Co. 7.125% due 07/15/2023	Buy	(1.620%)	06/20/2013	GSC	1,000	22
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	GSC	100	2
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%)	09/20/2012	BOA	100	3
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%)	12/20/2012	RBS	500	16
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	MSC	100	3
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	MLP	200	(1)

						$170

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,000	$83
Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	CITI	298	(4)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BOA	500	30
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC	250	15
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC	1,300	74
Dow Jones CDX N.A. IG9 Index	Sell	0.640%	12/20/2012	UBS	10,000	(134)
Dow Jones CDX N.A. IG9 Index	Sell	0.680%	12/20/2012	DUB	1,000	7
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	MSC	18,300	140
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	DUB	500	4
Dow Jones CDX N.A. IG9 Index	Sell	0.880%	12/20/2012	DUB	1,000	(3)
Dow Jones CDX N.A. IG9 Index	Sell	1.290%	12/20/2012	DUB	2,000	29
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	19,800	74
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	22,900	89
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	11,300	26
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	4,000	17

						$447

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	6,800	$(62)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CSFB		7,900	(50)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		5,600	(52)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$700	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		600	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		500	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		300	(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	4
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,100	(24)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,600	(8)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		2,500	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,600	30
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		2,000	(42)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		16,000	(123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		5,300	(53)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		9,800	(246)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		9,000	(116)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		30,400	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		10,700	(155)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB		33,300	(675)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		10,500	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		24,100	(431)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,800	(65)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	60,000	268
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	CITI		2,800	(20)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	8
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	25
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	(7)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	21
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(27)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	5,800	(60)

							$(1,862)

(h) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$2
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	128
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	100
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	8,400	84	85
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	59
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	106
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	4	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	39
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	210
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	108

							$611	$838

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.375	05/21/2010	EUR	200	$10	$36
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	9	6
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	18
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	3

					$29	$63

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	100	$56	$59
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	309	169	115
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	409	266	131

				$491	$305

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	07/28/2008	$2,800	$27	$21
Put - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.400%	07/28/2008	2,800	33	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	116
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	35
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	84
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	2,400	68	77
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	51
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	97
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	57
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	181
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	101

							$643	$829

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,368	07/2008	$10	$0	$10
Buy	BRL	3,802	07/2008	217	0	217
Sell		3,802	07/2008	0	(128)	(128)
Buy		2,795	12/2008	77	0	77
Sell		865	12/2008	0	(43)	(43)
Buy	CLP	27,495	12/2008	0	(5)	(5)
Buy	CNY	10,884	07/2008	88	0	88
Sell		4,656	07/2008	0	(35)	(35)
Buy		6,228	10/2008	0	0	0
Sell		2,719	10/2008	0	(3)	(3)
Sell	EUR	5,971	07/2008	1	(80)	(79)
Sell	GBP	4,891	08/2008	0	(54)	(54)
Buy	INR	1,112	08/2008	0	(3)	(3)
Buy		14,556	11/2008	0	(29)	(29)
Buy	KRW	490,944	08/2008	0	(59)	(59)
Sell		490,944	08/2008	1	0	1
Buy	MXN	3,343	07/2008	24	0	24
Sell		3,342	07/2008	0	(21)	(21)
Buy		376	11/2008	0	0	0
Buy	MYR	1,078	08/2008	0	(3)	(3)
Buy		4,068	11/2008	0	(4)	(4)
Buy	NOK	1,111	09/2008	3	0	3
Buy	PHP	58,538	08/2008	5	(10)	(5)
Buy	PLN	1,442	07/2008	151	0	151
Sell		1,442	07/2008	0	(21)	(21)
Buy		2,166	11/2008	3	0	3
Buy		1,442	05/2009	20	0	20
Buy	RUB	8,062	07/2008	21	0	21
Sell		8,062	07/2008	0	(5)	(5)
Buy		37,041	11/2008	30	0	30
Sell		5,610	11/2008	0	(4)	(4)
Buy		8,062	05/2009	7	0	7
Buy	SGD	1,363	07/2008	3	0	3
Buy		470	08/2008	13	0	13
Buy		843	11/2008	7	0	7
Buy	TWD	574	09/2008	0	0	0
Buy	ZAR	153	12/2008	0	0	0

				$681	$(507)	$174

(k) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$113	$621,235	$690	$622,038
Other Financial Instruments ++	551	(2,297)	151	(1,595)

Total	$664	$618,938	$841	$620,443

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$192	$500	$1	$(3)	$0	$690
Other Financial Instruments ++	178	0	0	(27)	0	151

Total	$370	$500	$1	$(30)	$0	$841

+ See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++ Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments Japanese StocksPLUS® TR Strategy Fund June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 30.3%
Banking & Finance 21.8%
American Express Bank FSB
6.000% due 09/13/2017		$400	$387
American Express Credit Corp.
5.875% due 05/02/2013		200	199
American International Group, Inc.
8.175% due 05/15/2058		200	189
Bank of America Corp.
5.650% due 05/01/2018		100	94
8.000% due 12/29/2049		100	94
8.125% due 12/29/2049		200	189
Barclays Bank PLC
7.434% due 09/29/2049		100	94
7.700% due 04/29/2049		100	102
C10 Capital SPV Ltd.
6.722% due 12/18/2049		100	93
Capital One Financial Corp.
6.750% due 09/15/2017		100	99
Citigroup, Inc.
5.500% due 04/11/2013		100	98
5.875% due 05/29/2037		100	85
6.125% due 05/15/2018		500	480
8.400% due 04/29/2049		100	95
Deutsche Bank AG
4.875% due 05/20/2013		500	493
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		50	39
7.800% due 06/01/2012		50	39
9.750% due 09/15/2010		100	87
GMAC LLC
6.625% due 05/15/2012		100	69
7.000% due 02/01/2012		100	70
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		400	367
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		100	95
Morgan Stanley
4.778% due 05/14/2010		100	100
6.625% due 04/01/2018		200	190
New York Life Global Funding
4.650% due 05/09/2013		500	497
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		100	92
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	97
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		200	202

			4,735

Industrials 4.6%
Boston Scientific Corp.
6.000% due 06/15/2011		100	98
C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	93
EchoStar DBS Corp.
5.750% due 10/01/2008		100	100
El Paso Corp.
6.375% due 02/01/2009		100	101
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038		200	200
Loews Corp.
5.250% due 03/15/2016		200	194
Mandalay Resort Group
6.500% due 07/31/2009		100	99
Reynolds American, Inc.
7.750% due 06/01/2018		100	105

			990

Utilities 3.9%
AT&T, Inc.
5.500% due 02/01/2018		100	97
Embarq Corp.
6.738% due 06/01/2013		300	290
Enel Finance International S.A.
6.250% due 09/15/2017		200	203
Midwest Generation LLC
8.300% due 07/02/2009		53	53
NRG Energy, Inc.
7.375% due 02/01/2016		100	95
Qwest Corp.
5.625% due 11/15/2008		100	100

			838

Total Corporate Bonds & Notes (Cost $6,820)			6,563

MUNICIPAL BONDS & NOTES 1.8%
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		100	102
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		200	202
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	83

Total Municipal Bonds & Notes (Cost $399)			387

U.S. GOVERNMENT AGENCIES 111.6%
Fannie Mae
2.582% due 01/25/2021		196	194
2.832% due 05/25/2042 - 09/25/2042		193	184
3.375% due 11/25/2023		67	68
4.000% due 05/01/2013 (c)		658	649
4.205% due 11/01/2034		47	48
4.341% due 08/01/2033		159	161
4.897% due 12/01/2035 (c)		170	170
4.994% due 06/01/2043 - 09/01/2044 (c)		362	362
4.994% due 03/01/2044 - 10/01/2044		313	313
5.000% due 07/25/2019 - 07/01/2038		616	596
5.000% due 11/01/2033 - 10/01/2036 (c)		1,482	1,428
5.005% due 07/01/2035 (c)		211	214
5.393% due 07/01/2032		16	17
5.500% due 07/01/2020 - 04/01/2021		47	48
5.500% due 12/01/2021 - 12/01/2036 (c)		1,764	1,760
6.000% due 12/01/2036 - 02/01/2038 (c)		2,679	2,707
6.000% due 07/01/2038		1,000	1,009
Freddie Mac
2.671% due 10/15/2020		25	24
4.500% due 10/15/2013 - 10/15/2019		195	195
4.741% due 09/01/2035 (c)		207	210
4.994% due 02/25/2045		181	168
5.000% due 11/15/2024		56	56
5.500% due 08/15/2030 - 07/01/2038		13,000	12,807
5.500% due 05/01/2035 (c)		396	391
Overseas Private Investment Corp.
0.000% due 07/12/2010 - 07/12/2012		400	395

Total U.S. Government Agencies (Cost $24,197)			24,174

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
4.375% due 02/15/2038		1,100	1,074
U.S. Treasury Notes
2.000% due 02/28/2010		800	795

Total U.S. Treasury Obligations (Cost $1,840)			1,869

MORTGAGE-BACKED SECURITIES 19.9%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		173	165
4.550% due 08/25/2035		65	62
4.625% due 10/25/2035		149	143
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		13	13
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		73	69
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		90	88
2.682% due 05/25/2036		159	112
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		135	114
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 02/25/2037		96	91
Downey Savings & Loan Association Mortgage Loan Trust
2.742% due 08/19/2045		94	73
Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047		164	155
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		63	59
Harborview Mortgage Loan Trust
2.702% due 05/19/2035		133	101
2.722% due 03/19/2037		127	90
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		43	40
Lehman XS Trust
2.562% due 07/25/2046		70	68
Mellon Residential Funding Corp.
2.821% due 11/15/2031		137	124
2.911% due 12/15/2030		77	71
Residential Accredit Loans, Inc.
2.692% due 04/25/2046		208	149
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035		35	33
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		140	137
2.762% due 02/25/2036		136	104
Structured Asset Securities Corp.
4.773% due 06/25/2033		141	123
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		82	79
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		132	127
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		206	194
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		69	56
3.022% due 12/25/2027		31	29
3.796% due 06/25/2034		400	392
4.043% due 09/25/2033		168	160
4.258% due 01/25/2047		154	116
4.508% due 06/25/2046		175	128
4.528% due 02/25/2046		136	100
4.611% due 05/25/2046		137	114
4.990% due 05/25/2041		26	24
Wells Fargo Mortgage-Backed Securities Trust
4.321% due 07/25/2035		300	286
4.500% due 11/25/2018		90	87
5.240% due 04/25/2036		185	182
5.388% due 08/25/2035		61	60

Total Mortgage-Backed Securities (Cost $4,829)			4,318

ASSET-BACKED SECURITIES 9.7%
Asset-Backed Funding Certificates
2.542% due 11/25/2036		49	48
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		25	25
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		48	46
2.572% due 04/25/2036		1	1
5.431% due 10/25/2036		132	108
Carrington Mortgage Loan Trust
2.642% due 01/25/2036		162	160
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037		163	160
2.532% due 05/25/2047		58	56
2.552% due 06/25/2037		114	112
2.642% due 02/25/2036		25	24
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036		26	26
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 12/25/2036		42	41
Fremont Home Loan Trust
2.542% due 01/25/2037		123	116
GSAMP Trust
2.552% due 01/25/2036		7	6
2.572% due 11/25/2035		25	23
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		57	56
2.829% due 09/20/2033		18	16
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037		87	86
JPMorgan Mortgage Acquisition Corp.
2.542% due 04/01/2037		72	68
Lehman XS Trust
2.552% due 05/25/2046		19	19
2.562% due 04/25/2046		29	29
2.572% due 05/25/2046		64	63
Long Beach Mortgage Loan Trust
2.662% due 08/25/2035		37	36
MASTR Asset-Backed Securities Trust
2.532% due 11/25/2036		54	52
2.542% due 11/25/2036		98	96
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		46	45
2.552% due 08/25/2036		47	46
Morgan Stanley ABS Capital I
2.532% due 10/25/2036		86	83
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		41	41
New Century Home Equity Loan Trust
2.662% due 05/25/2036		185	168
2.742% due 06/25/2035		17	16
Option One Mortgage Loan Trust
2.522% due 02/25/2037		35	35
Residential Asset Securities Corp.
2.522% due 06/25/2036		5	5
Soundview Home Equity Loan Trust
2.542% due 12/25/2036		38	37
Specialty Underwriting & Residential Finance
2.528% due 11/25/2037		39	38
Structured Asset Securities Corp.
4.900% due 04/25/2035		46	35
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		75	73

Total Asset-Backed Securities (Cost $2,194)			2,095

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13
Panama Government International Bond
9.375% due 04/01/2029		12	15

Total Sovereign Issues (Cost $29)			28

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	185
Republic of Germany
4.250% due 07/04/2039	EUR	500	710
5.625% due 01/04/2028		200	340

Total Foreign Currency-Denominated Issues (Cost $1,253)			1,235

	Shares
PREFERRED STOCKS 0.1%
Fannie Mae
8.250% due 12/31/2049		1,000	23

Total Preferred Stocks (Cost $25)			23

EXCHANGE-TRADED FUNDS 6.7%
iShares MSCI Japan Index Fund		116,689	1,456

Total Exchange-Traded Funds (Cost $1,728)			1,456

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.5%
Commercial Paper 5.1%
Federal Home Loan Bank
2.000% due 07/01/2008		$300	300
Societe General N.A.
2.750% due 09/25/2008		800	795

			1,095

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
1.650% due 07/01/2008		179	179
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $187. Repurchase proceeds are $179.)

U.S. Treasury Bills 4.6%
1.680% due 08/28/2008 - 09/25/2008 (a)(b)		1,000	994

Total Short-Term Instruments (Cost $2,270)			2,268

Purchased Options (f) 0.5% (Cost $194)			111
Total Investments 205.5% (Cost $45,778)			$44,527
Written Options (g) (0.5%) (Premiums $175)			(113)
Other Assets and Liabilities (Net) (105.0%)			(22,750)

Net Assets 100.0%			$21,664

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $994 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $7,733 at a weighted average interest rate of 2.450%. On June 30, 2008, securities valued at $7,656 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $1,041 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	5	$(2)
90-Day Eurodollar December Futures	Long	12/2009	12	(9)
90-Day Eurodollar June Futures	Long	06/2009	12	(5)
90-Day Eurodollar March Futures	Long	03/2009	5	12
90-Day Eurodollar March Futures	Short	03/2009	1	(2)
90-Day Eurodollar March Futures	Long	03/2010	7	(7)
90-Day Eurodollar September Futures	Short	09/2008	3	4
90-Day Eurodollar September Futures	Long	09/2009	22	(7)
Euro-Bobl September Futures	Short	09/2008	12	31
Euro-Bobl September Futures Call Options Strike @ EUR 118.000	Long	09/2008	12	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	2	2
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	4	0
Euro-Schatz September Futures	Short	09/2008	36	32
Euro-Schatz September Futures Call Options Strike @ EUR 108.000	Long	09/2008	36	0
U.S. Treasury 2-Year Note September Futures	Short	09/2008	48	(11)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	13	(5)
U.S. Treasury 10-Year Note September Futures	Short	09/2008	1	(1)
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	86	171
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	83	(83)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	7	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	4	(5)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	1	3

				$105

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	RBS	$200	$6
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH	200	1
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	UBS	100	3
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.860%)	06/20/2018	DUB	500	21
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%	09/20/2008	BOA	200	0
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	BOA	100	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	200	0
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.440%)	12/20/2012	LEH	200	7
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	BEAR	200	2
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	RBS	100	(6)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008	BOA	200	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	200	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017	DUB	100	0
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011	BOA	400	13

						$44

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$400	$26
Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012	CSFB	300	(19)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	99	6
Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012	BCLY	298	(10)
Dow Jones CDX N.A. HY10 Index	Buy	(5.000%)	06/20/2013	BCLY	100	4
Dow Jones CDX N.A. HY10 Index	Buy	(5.000%)	06/20/2013	UBS	100	4
Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	MSC	300	22
Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	MSC	200	(22)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	300	(2)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	200	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	100	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC	400	11

						$23

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	400	$(3)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		500	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		$4,500	(34)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		300	0
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		700	(5)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		2,100	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		300	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		300	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,000	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		700	(5)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	3
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY	EUR	100	(6)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	2,500	(49)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		1,100	(20)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH	EUR	3,200	(75)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		310	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,000	(48)
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		100	0
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		300	1
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		1,100	(16)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	24
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		200	(5)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		100	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		200	13
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	2
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	DUB	GBP	2,000	1
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		4,600	3
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		500	(12)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		100	(2)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		200	(10)
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		200	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		300	(10)
Receive	6-Month GBP-LIBOR	4.500%	12/15/2035	DUB		400	(27)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	600	(6)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC	BRL	1,400	(99)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(17)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(92)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		100	(3)

							$(508)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,612,991	$(936)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$109.000	08/22/2008	8	$0	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	44	1	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	14	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	129.500	08/22/2008	112	2	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	132.000	08/22/2008	10	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	34	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	89.000	08/22/2008	40	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	86	2	1

				$7	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	3,600	$19	$11
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$4,600	52	22
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008		1,100	23	11
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		6,200	64	30

								$158	$74

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$300	$13	$13
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	19

					$26	$32

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Bond 4.750% due 02/15/2037	$160.000	07/11/2008	$3,800	$1	$0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.262	09/19/2008	1,800	0	0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	103.813	10/10/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	115.000	10/10/2008	1,200	0	1
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	110.250	09/19/2008	1,000	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	115.000	07/18/2008	400	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	113.000	09/19/2008	200	0	0
Put - OTC Fannie Mae 5.000% due 09/01/2038	78.000	09/04/2008	500	0	0
Put - OTC Freddie Mac 5.500% due 07/01/2038	85.000	07/07/2008	3,000	0	0
Put - OTC Freddie Mac 5.500% due 07/01/2038	89.000	07/07/2008	6,000	1	0
Put - OTC Freddie Mac 5.500% due 09/01/2038	85.000	09/04/2008	4,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	1,000	0	0

				$3	$1

(g) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	1,200	$18	$11
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$1,500	48	32
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	22	13
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	22	13
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		2,700	65	44

								$175	$113

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	5.500%	07/01/2038	$2,500	$2,464	$2,464
Ginnie Mae	5.500%	07/01/2038	800	793	796
U.S. Treasury Bonds	4.750%	02/15/2037	2,800	2,808	2,959
U.S. Treasury Notes	2.000%	02/28/2010	2,500	2,468	2,502
U.S. Treasury Notes	2.125%	01/31/2010	400	396	402
U.S. Treasury Notes	3.375%	06/30/2013	600	598	603
U.S. Treasury Notes	3.500%	02/15/2018	500	473	489
U.S. Treasury Notes	4.000%	09/30/2009	1,000	1,014	1,033
U.S. Treasury Notes	4.000%	02/15/2014	600	610	630
U.S. Treasury Notes	4.125%	08/31/2012	300	307	316
U.S. Treasury Notes	4.250%	11/15/2017	1,200	1,210	1,235
U.S. Treasury Notes	4.500%	02/28/2011	1,000	1,032	1,060
U.S. Treasury Notes	4.500%	05/15/2017	900	934	947
U.S. Treasury Notes	4.750%	03/31/2011	200	208	213
U.S. Treasury Notes	4.750%	05/15/2014	500	525	541
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,357	1,406
U.S. Treasury Notes	5.125%	06/30/2011	700	737	745

				$17,934	$18,341

(4)	Market value includes $185 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	58	07/2008	$0	$0	$0
Buy	BRL	2,549	07/2008	324	0	324
Sell		2,549	07/2008	0	(150)	(150)
Buy		1,010	12/2008	58	0	58
Sell		340	12/2008	0	(17)	(17)
Buy	CNY	4,103	07/2008	31	0	31
Sell		4,103	07/2008	0	(19)	(19)
Buy		1,743	10/2008	4	0	4
Sell		1,743	10/2008	0	(7)	(7)
Sell	EUR	97	07/2008	0	(2)	(2)
Sell	GBP	579	08/2008	0	(6)	(6)
Buy	JPY	109,000	07/2008	0	0	0
Sell		2,389,650	07/2008	0	(373)	(373)
Buy	KRW	327,883	08/2008	0	(38)	(38)
Sell		327,883	08/2008	10	0	10
Buy	MXN	4,237	07/2008	31	0	31
Sell		4,237	07/2008	0	(12)	(12)
Buy		1,758	11/2008	1	0	1
Buy	MYR	154	08/2008	2	0	2
Buy		348	11/2008	0	(5)	(5)
Sell		271	11/2008	2	0	2
Buy	PLN	437	07/2008	46	0	46
Sell		437	07/2008	0	(9)	(9)
Buy		194	05/2009	3	0	3
Buy	RUB	8,577	07/2008	26	0	26
Sell		8,577	07/2008	0	(21)	(21)
Buy		4,922	11/2008	10	0	10
Buy		138	05/2009	0	0	0
Buy	SGD	289	11/2008	3	0	3
Sell		168	11/2008	0	(1)	(1)

				$551	$(660)	$(109)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$1,456	$42,675	$396	$44,527
Other Financial Instruments++	105	(19,745)	(10)	(19,650)

Total	$1,561	$22,930	$386	$24,877

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of level 3	Ending balance at 06/30/2008
Investments, at value	$143	$394	$0	$(13)	$(128)	$396
Other Financial Instruments++	(15)	0	0	(1)	6	(10)

Total	$128	$394	$0	$(14)	$(122)	$386

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes.

Schedule of Investments

Long Duration Total Return Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
6.780% due 08/03/2012	$992	$822

Total Bank Loan Obligations (Cost $952)		822

CORPORATE BONDS & NOTES 47.5%
Banking & Finance 21.7%
ABX Financing Co.
6.350% due 10/15/2036	810	769
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	200	192
American Express Co.
8.150% due 03/19/2038	1,500	1,674
American Express Credit Corp.
2.531% due 03/02/2009	10	10
American International Group, Inc.
2.952% due 01/29/2010	1,400	1,397
5.050% due 10/01/2015	1,200	1,091
6.250% due 05/01/2036	980	859
6.250% due 03/15/2037	2,000	1,573
8.175% due 05/15/2058	3,400	3,212
Bank of America Corp.
5.650% due 05/01/2018	1,000	937
8.125% due 12/29/2049	4,000	3,786
Bank of America N.A.
2.786% due 06/12/2009	200	200
6.000% due 10/15/2036	9,050	8,057
Barclays Bank PLC
6.050% due 12/04/2017	900	885
7.434% due 09/29/2049	2,500	2,351
7.700% due 04/29/2049	5,700	5,828
Bear Stearns Cos., Inc.
3.129% due 01/31/2011	1,800	1,748
BNP Paribas
3.126% due 06/04/2010	2,300	2,299
5.186% due 06/29/2049	6,600	5,745
Caterpillar Financial Services Corp.
3.559% due 06/24/2011	8,400	8,396
Citigroup Funding, Inc.
3.820% due 05/07/2010	3,200	3,177
Citigroup, Inc.
2.831% due 12/28/2009	900	878
2.848% due 12/26/2008	10	10
5.875% due 05/29/2037	500	427
6.000% due 08/15/2017	3,700	3,540
6.125% due 08/25/2036	2,400	2,038
6.625% due 06/15/2032	3,500	3,207
6.875% due 03/05/2038	7,100	6,881
8.400% due 04/29/2049	5,800	5,521
Credit Agricole S.A.
2.646% due 05/28/2009	200	199
Credit Suisse New York, Inc.
6.000% due 02/15/2018	3,800	3,671
Credit Suisse USA, Inc.
2.559% due 11/20/2009	2,200	2,173
2.757% due 06/05/2009	900	897
2.775% due 11/20/2009	2,400	2,373
General Electric Capital Corp.
2.746% due 08/15/2011	10	10
2.918% due 10/21/2010	10	10
5.875% due 01/14/2038	13,500	12,291
6.375% due 11/15/2067	2,300	2,181
6.750% due 03/15/2032	5,450	5,511
Goldman Sachs Group, Inc.
2.901% due 06/28/2010	1,400	1,366
2.964% due 02/06/2012	500	476
5.950% due 01/18/2018	1,500	1,445
6.125% due 02/15/2033	1,800	1,619
6.150% due 04/01/2018	3,800	3,699
6.250% due 09/01/2017	9,900	9,817
6.450% due 05/01/2036	800	716
6.750% due 10/01/2037	5,500	5,052
HBOS PLC
6.750% due 05/21/2018	8,300	7,960
HSBC Bank USA N.A.
5.625% due 08/15/2035	400	338
5.875% due 11/01/2034	60	53
HSBC Finance Corp.
2.966% due 05/10/2010	900	882
HSBC Holdings PLC
6.500% due 05/02/2036	1,390	1,298
6.500% due 09/15/2037	7,700	7,050
6.800% due 06/01/2038	2,800	2,648
John Deere Capital Corp.
3.536% due 06/10/2011	11,200	11,197
JPMorgan Chase & Co.
6.000% due 01/15/2018	1,800	1,759
6.400% due 05/15/2038	800	745
7.900% due 04/29/2049	2,900	2,727
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	11,500	10,660
JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,010	878
JPMorgan Chase Capital XXII
6.450% due 02/02/2037	3,100	2,670
Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	800	691
7.000% due 09/27/2027	1,200	1,113
MetLife, Inc.
5.700% due 06/15/2035	7,200	6,377
Metropolitan Life Global Funding I
2.759% due 05/17/2010	1,500	1,480
Morgan Stanley
2.820% due 05/07/2009	500	492
4.778% due 05/14/2010	3,300	3,289
6.625% due 04/01/2018	5,800	5,513
7.250% due 04/01/2032	1,900	1,840
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	320	369
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	948
Rabobank Capital Funding Trust
5.254% due 12/29/2049	6,100	5,252
RBS Capital Trust II
6.425% due 12/29/2049	9,290	8,296
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049	2,350	2,297
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	10,400	10,074
UBS AG
5.750% due 04/25/2018	7,800	7,468
UBS Preferred Funding Trust V
6.243% due 05/12/2049	3,000	2,635
Wachovia Bank N.A.
3.619% due 05/14/2010	3,400	3,384
5.850% due 02/01/2037	800	640
6.600% due 01/15/2038	3,800	3,325
Wachovia Corp.
2.732% due 12/01/2009	1,800	1,763
5.500% due 08/01/2035	10	8
Wells Fargo & Co.
5.375% due 02/07/2035	100	87
Wells Fargo Bank N.A.
5.950% due 08/26/2036	6,500	6,113
Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,551
Wells Fargo Capital XIII
7.700% due 12/29/2049	4,600	4,579
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

		260,673

Industrials 12.7%
Amgen, Inc.
6.375% due 06/01/2037	5,100	4,892
6.900% due 06/01/2038	200	205
Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	6,965
Apache Corp.
6.000% due 01/15/2037	6,000	5,915
AstraZeneca PLC
6.450% due 09/15/2037	4,500	4,607
Barrick Gold Corp.
5.800% due 11/15/2034	10	9
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	426
Canadian National Railway Co.
6.375% due 11/15/2037	300	297
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	1,790	1,620
6.250% due 03/15/2038	1,300	1,226
6.450% due 06/30/2033	100	98
6.500% due 02/15/2037	250	245
6.750% due 02/01/2039	3,125	3,149
Caterpillar, Inc.
6.050% due 08/15/2036	3,800	3,792
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,241
Comcast Corp.
6.450% due 03/15/2037	300	281
6.950% due 08/15/2037	200	198
7.050% due 03/15/2033	10,540	10,761
Conoco Funding Co.
7.250% due 10/15/2031	10	11
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	2,500	2,501
Covidien International Finance S.A.
6.550% due 10/15/2037	500	507
CSX Corp.
6.150% due 05/01/2037	800	673
7.450% due 04/01/2038	4,200	4,227
CVS Caremark Corp.
2.982% due 06/01/2010	100	98
Devon Energy Corp.
7.950% due 04/15/2032	3,300	3,931
Devon Financing Corp. ULC
7.875% due 09/30/2031	2,930	3,475
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	809
EnCana Corp.
6.500% due 08/15/2034	1,650	1,627
6.625% due 08/15/2037	300	301
Energy Transfer Partners LP
6.625% due 10/15/2036	1,300	1,215
7.500% due 07/01/2038	1,200	1,240
Enterprise Products Operating LP
5.750% due 03/01/2035	400	341
EOG Resources, Inc.
5.875% due 09/15/2017	1,900	1,918
Gaz Capital S.A.
7.288% due 08/16/2037	5,100	4,708
8.625% due 04/28/2034	510	563
Georgia-Pacific LLC
7.750% due 11/15/2029	30	27
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	4,100	3,575
6.375% due 05/15/2038	5,400	5,385
Hess Corp.
7.300% due 08/15/2031	1,300	1,458
International Business Machines Corp.
5.700% due 09/14/2017	700	713
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	850	741
6.500% due 02/01/2037	600	570
6.950% due 01/15/2038	5,010	4,994
Kraft Foods, Inc.
6.500% due 11/01/2031	530	492
6.875% due 02/01/2038	900	879
7.000% due 08/11/2037	800	795
Lockheed Martin Corp.
7.750% due 05/01/2026	7	8
Marathon Oil Corp.
6.600% due 10/01/2037	300	297
Norfolk Southern Corp.
7.250% due 02/15/2031	20	22
Nucor Corp.
6.400% due 12/01/2037	3,000	3,058
ONEOK Partners LP
6.850% due 10/15/2037	1,400	1,375
Oracle Corp.
6.500% due 04/15/2038	4,200	4,230
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	517
6.625% due 06/15/2038	100	103
Philip Morris International, Inc.
6.375% due 05/16/2038	3,200	3,133
Plains All American Pipeline LP
6.650% due 01/15/2037	700	656
Reynolds American, Inc.
7.250% due 06/15/2037	700	694
Suncor Energy, Inc.
6.500% due 06/15/2038	2,100	2,048
6.850% due 06/01/2039	12,400	12,721
Target Corp.
6.500% due 10/15/2037	500	483
7.000% due 01/15/2038	1,100	1,133
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	1,000	963
Time Warner Cable, Inc.
6.550% due 05/01/2037	6,700	6,203
Time Warner, Inc.
7.700% due 05/01/2032	70	72
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	300	276
Transocean, Inc.
6.800% due 03/15/2038	500	514
Union Pacific Corp.
6.150% due 05/01/2037	400	385
United Technologies Corp.
6.125% due 07/15/2038	3,500	3,533
Vale Overseas Ltd.
6.875% due 11/21/2036	10	9
Valero Energy Corp.
6.625% due 06/15/2037	1,700	1,565
7.500% due 04/15/2032	1,350	1,372
8.750% due 06/15/2030	25	28
Viacom, Inc.
6.875% due 04/30/2036	450	425
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,100	2,073
6.500% due 08/15/2037	4,000	4,136
XTO Energy, Inc.
6.100% due 04/01/2036	1,250	1,196
6.750% due 08/01/2037	4,650	4,736
Yum! Brands, Inc.
6.875% due 11/15/2037	100	93

		151,758

Utilities 13.1%
AEP Texas Central Co.
6.650% due 02/15/2033	1,500	1,449
Alabama Power Co.
6.125% due 05/15/2038	5,400	5,477
Appalachian Power Co.
6.700% due 08/15/2037	1,810	1,734
AT&T Corp.
8.000% due 11/15/2031	22,170	25,573
AT&T, Inc.
6.500% due 09/01/2037	450	438
BellSouth Corp.
6.550% due 06/15/2034	15	14
British Telecommunications PLC
9.125% due 12/15/2030	630	761
Carolina Power & Light Co.
6.300% due 04/01/2038	800	813
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	13,790	14,349
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	8,400	9,680
Duke Energy Carolinas LLC
6.000% due 01/15/2038	4,500	4,414
6.050% due 04/15/2038	2,000	1,988
6.450% due 10/15/2032	2,780	2,834
Enel Finance International S.A.
6.800% due 09/15/2037	1,300	1,318
FirstEnergy Corp.
7.375% due 11/15/2031	1,550	1,694
Florida Power Corp.
6.350% due 09/15/2037	200	204
6.400% due 06/15/2038	1,100	1,123
France Telecom S.A.
8.500% due 03/01/2031	8,780	10,677
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	1,330	1,284
6.500% due 09/15/2037	7,200	7,312
NGPL Pipe Co. LLC
7.768% due 12/15/2037	300	316
Oncor Electric Delivery Co.
7.000% due 09/01/2022	3,450	3,377
Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	938
6.050% due 03/01/2034	3,670	3,558
6.350% due 02/15/2038	6,300	6,332
Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,167
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	600	508
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,544
Southern California Edison Co.
5.550% due 01/15/2037	400	376
5.625% due 02/01/2036	1,400	1,331
5.950% due 02/01/2038	2,710	2,694
6.000% due 01/15/2034	3,800	3,804
Sprint Capital Corp.
8.750% due 03/15/2032	1,900	1,814
Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,570	2,497
Telefonica Emisones SAU
7.045% due 06/20/2036	2,600	2,682
Verizon Communications, Inc.
5.850% due 09/15/2035	1,812	1,606
6.900% due 04/15/2038	8,600	8,544
Verizon Global Funding Corp.
7.750% due 12/01/2030	200	216
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	19
6.000% due 05/15/2037	5,100	4,775
6.350% due 11/30/2037	3,400	3,328
Vodafone Group PLC
6.150% due 02/27/2037	7,710	7,089

		157,651

Total Corporate Bonds & Notes (Cost $587,933)		570,082

MUNICIPAL BONDS & NOTES 1.1%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	2,700	2,574
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,900	2,798
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036 (a)	3,900	3,904
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,145
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	280
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	131
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	1,300	1,267
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	800	826
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	251
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	55
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	442

Total Municipal Bonds & Notes (Cost $13,598)		13,673

U.S. GOVERNMENT AGENCIES 22.4%
Fannie Mae
2.542% due 07/25/2037	250	247
2.682% due 10/27/2037	2,400	2,296
2.982% due 02/25/2032	25	25
4.000% due 02/25/2019	100	93
4.300% due 08/18/2010	10	10
5.000% due 02/25/2017 - 08/25/2033	62	55
5.500% due 09/25/2024 - 07/01/2038	167,282	164,889
5.750% due 04/12/2022	4,600	4,622
6.000% due 12/25/2034 - 05/01/2038	20,655	20,854
6.050% due 02/25/2044	500	521
6.210% due 08/06/2038	2,700	3,079
7.125% due 01/15/2030	200	251
Federal Farm Credit Bank
4.125% due 04/15/2010	15	15
4.180% due 09/22/2010	15	15
5.750% due 12/07/2028	20	21
Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
4.250% due 12/18/2009	7,600	7,657
5.250% due 09/12/2014	4,900	5,149
Freddie Mac
2.701% due 02/15/2019	421	413
2.871% due 01/15/2033	2	2
4.080% due 05/14/2009	25	25
5.000% due 04/15/2033 - 04/15/2038	2,626	2,377
5.500% due 11/15/2023 - 04/01/2038	5,082	5,015
6.000% due 06/15/2035 - 07/01/2038	27,581	27,854
8.250% due 06/01/2016	30	37
Small Business Administration
5.290% due 12/01/2027	1,944	1,937
Tennessee Valley Authority
4.500% due 04/01/2018	3,000	2,940
4.875% due 01/15/2048	4,050	3,804
5.500% due 06/15/2038	14,300	14,746

Total U.S. Government Agencies (Cost $270,784)		268,969

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	34	36
U.S. Treasury Strips
0.000% due 02/15/2027	4,000	1,650

Total U.S. Treasury Obligations (Cost $1,638)		1,686

MORTGAGE-BACKED SECURITIES 1.3%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	300	269
Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037	96	106
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	852	814
4.476% due 02/25/2034	110	106
Bear Stearns Alt-A Trust
5.701% due 09/25/2035	801	661
CC Mortgage Funding Corp.
2.612% due 05/25/2048	188	132
Citigroup Mortgage Loan Trust, Inc.
3.282% due 08/25/2035	579	498
Countrywide Alternative Loan Trust
2.674% due 12/20/2046	549	386
2.762% due 02/25/2037	287	209
CS First Boston Mortgage Securities Corp.
5.097% due 07/25/2033	123	116
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	466
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	5	5
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	136	132
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	124	100
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,472
Harborview Mortgage Loan Trust
5.219% due 07/19/2035	249	246
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	470
5.937% due 02/12/2049	200	191
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	2,400	2,213
Residential Accredit Loans, Inc.
6.000% due 06/25/2036	346	305
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	307	293
2.812% due 10/19/2034	82	68
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	250	233
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	206	194
WaMu Mortgage Pass-Through Certificates
4.229% due 03/25/2034	1,519	1,487
4.258% due 01/25/2047	8	6
4.780% due 10/25/2046	22	18
4.928% due 08/25/2042	9	8
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	836	830

Total Mortgage-Backed Securities (Cost $15,976)		15,034

ASSET-BACKED SECURITIES 4.1%
Argent Securities, Inc.
2.532% due 10/25/2036	12	11
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	8	8
2.532% due 12/25/2036	5	4
BA Credit Card Trust
2.481% due 02/15/2013	5,100	5,032
3.183% due 12/15/2014	5,400	5,369
3.221% due 08/15/2011	3,100	3,109
Bear Stearns Asset-Backed Securities Trust
5.624% due 07/25/2036	18	14
Chase Credit Card Master Trust
2.641% due 09/15/2011	200	200
Chase Issuance Trust
2.491% due 03/15/2013	5,600	5,515
2.921% due 01/15/2012	2,100	2,099
3.121% due 11/15/2011	3,300	3,309
3.227% due 08/17/2015	5,600	5,544
3.371% due 05/16/2011	1,800	1,809
Citibank Credit Card Issuance Trust
3.361% due 05/18/2011	3,100	3,114
Citigroup Mortgage Loan Trust, Inc.
2.542% due 07/25/2045	78	72
Countrywide Asset-Backed Certificates
2.592% due 10/25/2046	70	68
Credit-Based Asset Servicing & Securitization LLC
2.602% due 07/25/2037	236	220
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 09/25/2036	87	84
First NLC Trust
2.552% due 08/25/2037	78	73
First USA Credit Card Master Trust
2.641% due 04/18/2011	300	300
Ford Credit Auto Owner Trust
3.371% due 01/15/2011	4,000	4,012
Fremont Home Loan Trust
2.592% due 02/25/2036	600	581
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	1,168	1,120
Indymac Residential Asset-Backed Trust
2.562% due 07/25/2037	124	122
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037	78	73
MASTR Asset-Backed Securities Trust
2.562% due 05/25/2037	124	119
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037	231	224
Morgan Stanley ABS Capital I
2.542% due 05/25/2037	216	210
Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	302	281
SLC Student Loan Trust
2.674% due 02/15/2015	390	388
SLM Student Loan Trust
2.900% due 04/25/2014	107	107
2.910% due 07/25/2013	330	330
2.910% due 10/25/2016	134	134
2.910% due 07/25/2017	142	141
2.910% due 10/25/2018	135	134
2.920% due 04/25/2017	158	157
2.982% due 10/25/2017 (a)	5,500	5,497
Soundview Home Equity Loan Trust
2.562% due 06/25/2037	145	139

Total Asset-Backed Securities (Cost $49,961)		49,723

SOVEREIGN ISSUES 0.1%
Brazilian Government International Bond
7.125% due 01/20/2037	200	221
Colombia Government International Bond
7.375% due 09/18/2037	720	772
Export-Import Bank of Korea
2.772% due 06/01/2009	200	199

Total Sovereign Issues (Cost $1,237)		1,192

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL 13,000	6,893
12.500% due 01/05/2016	2,000	1,248
General Electric Capital Corp.
5.500% due 09/15/2066	GBP 100	172
HBOS PLC
6.367% due 06/29/2049	50	73

Total Foreign Currency-Denominated Issues (Cost $8,423)		8,386

	Shares
CONVERTIBLE PREFERRED STOCKS 0.4%
American International Group, Inc.
8.500% due 08/01/2011	46,650	2,766
Wachovia Corp.
7.500% due 12/31/2049	2,100	1,859

Total Convertible Preferred Stocks (Cost $5,599)		4,625

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.2%
Certificates of Deposit 0.9%
Abbey National Treasury Services PLC
2.409% due 07/02/2008	$10	10
Fortis Bank NY
2.646% due 09/30/2008	10	10
Nordea Bank Finland PLC
2.436% due 04/09/2009	20	20
Sao Paolo IMI NY
3.312% due 06/09/2010	11,000	10,927

		10,967

Commercial Paper 17.2%
ABN AMRO N.A. Finance
2.450% due 07/14/2008	3,200	3,197
ANZ National International Ltd.
2.550% due 07/21/2008	19,000	18,973
Bank of America Corp.
2.500% due 07/15/2008	1,300	1,299
Barclays U.S. Funding Corp.
2.680% due 09/02/2008	19,600	19,506
ING Funding LLC
2.480% due 08/08/2008	38,500	38,399
Rabobank USA Financial Corp.
2.450% due 07/18/2008	25,800	25,770
Royal Bank of Scotland Group PLC
2.600% due 07/15/2008	15,500	15,484
2.630% due 07/11/2008	21,400	21,385
Societe General N.A.
2.860% due 08/06/2008	17,900	17,849
UBS Finance Delaware LLC
2.570% due 07/14/2008	17,500	17,484
2.625% due 09/02/2008	11,100	11,047
2.830% due 09/25/2008	16,200	16,089

		206,482

Repurchase Agreements 4.9%
Deutsche Bank AG
1.500% due 07/01/2008	59,000	59,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $60,202. Repurchase proceeds are $59,002.)
State Street Bank and Trust Co.
1.650% due 07/01/2008	578	578
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $590. Repurchase proceeds are $578.)

		59,578

U.S. Treasury Bills 0.2%
1.885% due 08/28/2008 - 09/11/2008 (b)(d)	2,000	1,990

Total Short-Term Instruments (Cost $279,098)		279,017

Total Investments 101.0% (Cost $1,235,199)		$1,213,209
Other Assets and Liabilities (Net) (1.0%)		(12,268)

Net Assets 100.0%		$1,200,941

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,492 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Cash of $8,831 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	911	$(424)
90-Day Eurodollar June Futures	Long	06/2009	462	(186)
90-Day Eurodollar March Futures	Long	03/2009	232	(85)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	123	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	598	81
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	1,909	3,766

				$3,151

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	$8,200	$123
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	GSC	9,800	(177)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	22,400	(109)
Dow Jones CDX N.A. IG10 Index	Sell	1.500%	06/20/2018	MSC	9,400	(30)

						$(193)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$82,900	$(199)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	38,200	(102)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS	25,400	5
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	37,000	(250)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	27,700	435
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	25,300	134
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	19,600	86
Pay	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	18,800	0
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	13,500	324
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	3,600	74
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	19,000	423
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,900	10

						$940

(g) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2038	$56,000	$54,968	$55,204
Freddie Mac	5.500%	07/01/2038	6,000	5,926	5,911

				$60,894	$61,115

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,669	07/2008	$11	$0	$11
Buy	BRL	10,821	07/2008	423	0	423
Sell		10,821	07/2008	0	(547)	(547)
Buy		2,057	12/2008	121	0	121
Sell		10,039	12/2008	0	(257)	(257)
Buy	CNY	235	07/2008	1	0	1
Sell		235	07/2008	0	0	0
Buy		118	10/2008	0	0	0
Sell	GBP	1,832	08/2008	0	(20)	(20)
Buy	KRW	1,064,760	08/2008	0	(124)	(124)
Sell		1,064,760	08/2008	3	0	3
Buy	MXN	20,139	07/2008	133	0	133
Sell		20,139	07/2008	0	(18)	(18)
Buy		20,139	11/2008	16	0	16
Buy	MYR	5,187	08/2008	0	(12)	(12)
Buy	PHP	43,431	08/2008	0	(107)	(107)
Buy	PLN	5,393	07/2008	521	0	521
Sell		5,393	07/2008	0	(77)	(77)
Buy		5,393	05/2009	74	0	74
Buy	RUB	89,353	11/2008	185	0	185
Buy	SGD	1,597	08/2008	47	0	47
Buy		2,679	11/2008	18	0	18

				$1,553	$(1,162)	$391

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$2,766	$1,202,734	$7,709	$1,213,209
Other Financial Instruments++	3,151	(59,977)	0	(56,826)

Total	$5,917	$1,142,757	$7,709	$1,156,383

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$2,293	$7,713	$2	$15	$(2,314)	$7,709
Other Financial Instruments++	0	0	0	0	0	0

Total	$2,293	$7,713	$2	$15	$(2,314)	$7,709

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.0%
Banking & Finance 11.1%
Bank of America Corp.
2.970% due 10/14/2016	$5,000	$4,529
CIT Group, Inc.
2.839% due 08/17/2009	6,000	5,463
Citigroup, Inc.
2.939% due 01/30/2009	9,500	9,414
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,464
Goldman Sachs Group, Inc.
2.964% due 02/06/2012	5,100	4,851
3.101% due 06/28/2010	2,300	2,237
HSBC Finance Corp.
2.906% due 09/15/2008	15,000	14,993
2.963% due 01/15/2014	5,000	4,702
3.112% due 06/01/2016	3,000	2,705
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,534
JPMorgan Chase Capital XX
6.550% due 09/29/2036	4,200	3,650
Lehman Brothers Holdings, Inc.
3.010% due 01/23/2009	9,200	9,004
Morgan Stanley
2.844% due 02/09/2009	8,000	7,927
3.184% due 10/18/2016	9,400	8,168
3.193% due 10/15/2015	3,000	2,633
4.778% due 05/14/2010	6,900	6,877
RBS Capital Trust II
6.425% due 12/29/2049	600	536
Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,026
U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,578	5,761
Wachovia Bank N.A.
3.619% due 05/14/2010	1,450	1,443
Wells Fargo & Co.
2.861% due 03/23/2010	10,800	10,713
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,783

		120,413

Industrials 4.3%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,846
Daimler Finance North America LLC
3.218% due 03/13/2009	11,800	11,782
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,165
International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,313
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,048
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,020
Loews Corp.
5.250% due 03/15/2016	3,000	2,911
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,470
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	864
United Technologies Corp.
6.125% due 07/15/2038	7,100	7,166
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	5,035

		46,620

Utilities 0.6%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,925
GTE Corp.
7.510% due 04/01/2009	100	102

		6,027

Total Corporate Bonds & Notes (Cost $178,426)		173,060

MUNICIPAL BONDS & NOTES 1.7%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	5,096
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	625
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	95
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,354
5.000% due 08/01/2032	3,000	3,028
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,960
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	230
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	572

Total Municipal Bonds & Notes (Cost $17,864)		17,960

U.S. GOVERNMENT AGENCIES 65.5%
Fannie Mae
0.000% due 03/25/2009 (b)	63	62
0.000% due 05/15/2030	12,489	4,083
2.542% due 07/25/2037	2,413	2,383
2.681% due 03/18/2031	966	955
3.082% due 10/25/2017	213	212
3.382% due 04/25/2032	201	202
4.250% due 04/25/2037	338	277
4.500% due 10/25/2023 - 09/01/2035	8,112	7,416
4.548% due 07/01/2035	780	783
4.994% due 06/01/2043 - 03/01/2044	2,137	2,137
5.000% due 11/25/2015 - 08/25/2036	18,629	16,282
5.125% due 07/16/2018	500	498
5.375% due 04/11/2022	11,900	11,928
5.380% due 07/01/2033	2,399	2,372
5.500% due 09/25/2024 - 10/01/2037	117,000	115,524
5.800% due 02/09/2026	15,000	15,341
5.919% due 10/01/2024	73	74
6.000% due 05/17/2027	1,094	1,128
6.197% due 11/01/2034	486	494
6.210% due 08/06/2038	8,000	9,122
6.250% due 12/25/2013	6	6
6.367% due 04/01/2028	106	108
6.471% due 11/01/2023	282	287
6.500% due 11/25/2023 - 07/25/2031	6,193	6,441
6.625% due 11/15/2030	900	1,073
6.750% due 06/25/2032	5,957	6,124
6.824% due 12/01/2027	107	108
6.855% due 05/01/2025	33	33
6.900% due 05/25/2023	247	261
6.950% due 07/25/2020	72	76
6.962% due 02/01/2028	22	22
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,313	4,586
7.077% due 10/01/2024	2	2
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	34	37
9.000% due 08/01/2021 - 06/01/2027	79	87
Farmer Mac
7.316% due 07/25/2011	1,823	1,805
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,948
5.050% due 03/28/2019	1,000	1,016
5.125% due 07/09/2029	675	671
5.150% due 03/25/2020	1,000	1,014
5.750% due 12/07/2028	500	535
Federal Home Loan Bank
4.250% due 12/18/2009	16,300	16,423
5.125% due 12/29/2008	45,000	45,539
5.250% due 09/12/2014	16,400	17,234
5.300% due 06/26/2023	2,000	1,970
Federal Housing Administration
4.918% due 11/01/2019	7	8
6.896% due 07/01/2020	1,439	1,410
7.000% due 11/25/2019	374	371
7.430% due 10/01/2022 - 06/01/2024	782	783
Freddie Mac
0.000% due 12/11/2025	11,600	4,754
2.701% due 02/15/2019	11,794	11,564
2.871% due 01/15/2033	561	558
2.971% due 06/15/2030 - 12/15/2032	792	790
3.021% due 06/15/2031	255	255
4.000% due 11/15/2018	12,631	11,742
4.500% due 12/15/2019 - 07/15/2035	42,724	38,183
4.994% due 10/25/2044	8,483	8,253
5.000% due 03/18/2014 - 09/15/2035	58,384	53,291
5.194% due 07/25/2044	2,317	2,170
5.200% due 10/25/2023 - 09/01/2027	137	137
5.375% due 05/01/2022	7	7
5.400% due 03/17/2021	20,000	20,568
5.459% due 12/01/2024	60	62
5.500% due 11/15/2023 - 09/01/2037	32,466	31,410
5.625% due 11/23/2035	21,800	21,803
6.000% due 04/15/2034 - 05/15/2036	92,199	90,390
6.250% due 09/15/2023	4,203	4,386
6.271% due 01/01/2028	23	23
6.342% due 01/01/2028	173	174
6.459% due 02/01/2028	237	239
6.500% due 11/15/2008 (a)	3	0
6.500% due 11/15/2023 - 10/25/2043	2,563	2,693
6.872% due 06/01/2022	7	8
7.000% due 07/15/2022 - 01/15/2024	797	837
7.000% due 12/15/2023 (a)	22	1
7.112% due 10/01/2026	60	60
Ginnie Mae
3.429% due 03/20/2031	1,228	1,229
5.000% due 09/20/2035	27,669	22,884
5.125% due 12/20/2017 - 11/20/2027	332	333
5.375% due 02/20/2017 - 01/20/2028	380	381
5.500% due 03/20/2021 - 02/20/2033	1,669	1,682
5.625% due 09/20/2017 - 09/20/2026	550	557
6.000% due 08/20/2033	2,675	2,776
6.375% due 04/20/2017 - 05/20/2030	1,156	1,178
6.500% due 05/20/2032	320	327
7.000% due 03/16/2029	477	498
Overseas Private Investment Corp.
4.736% due 03/15/2022	4,095	3,931
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,388
Small Business Administration
5.240% due 08/01/2023	5,485	5,518
Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,252
4.875% due 01/15/2048	11,700	10,988
5.375% due 04/01/2056	18,000	18,292

Total U.S. Government Agencies (Cost $707,079)		708,854

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
4.375% due 02/15/2038	2,500	2,441
6.000% due 02/15/2026	2,700	3,163
8.750% due 08/15/2020	3,600	5,080
U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,194
4.250% due 08/15/2014	500	523
U.S. Treasury Strips
0.000% due 11/15/2024	2,100	980
0.000% due 05/15/2026	2,200	944
0.000% due 02/15/2032	22,500	7,527
0.000% due 08/15/2032	22,500	7,371
0.000% due 02/15/2033	38,400	12,293

Total U.S. Treasury Obligations (Cost $48,818)		50,516

MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,657
Banc of America Funding Corp.
4.622% due 02/20/2036	8,183	7,759
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	6,880	6,576
4.476% due 02/25/2034	1,162	1,126
4.747% due 01/25/2034	482	462
4.750% due 10/25/2035	9,417	9,139
5.401% due 04/25/2033	563	533
6.736% due 02/25/2033	61	60
Bear Stearns Alt-A Trust
5.701% due 09/25/2035	1,602	1,323
Bear Stearns Mortgage Securities, Inc.
5.719% due 06/25/2030	32	32
Countrywide Alternative Loan Trust
2.662% due 05/25/2047	1,645	1,153
2.692% due 05/25/2035	1,461	1,111
5.500% due 10/25/2033	6,459	4,785
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035	487	367
2.802% due 03/25/2035	2,473	1,918
2.822% due 06/25/2035	2,137	1,884
6.000% due 10/25/2034	5,199	4,368
CS First Boston Mortgage Securities Corp.
5.097% due 07/25/2033	1,187	1,120
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	849	792
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	1,275	1,244
First Republic Mortgage Loan Trust
2.962% due 06/25/2030	200	180
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	1,212	974
GS Mortgage Securities Corp. II
2.540% due 03/06/2020	952	892
Harborview Mortgage Loan Trust
2.572% due 01/19/2038	802	729
2.702% due 05/19/2035	1,141	866
2.722% due 03/19/2037	1,271	897
5.219% due 07/19/2035	2,370	2,336
Impac CMB Trust
2.732% due 10/25/2035	7,865	5,710
5.749% due 09/25/2034	2,875	2,637
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	4,508	4,296
MASTR Asset Securitization Trust
5.500% due 09/25/2033	719	673
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,905	5,651
Residential Accredit Loans, Inc.
2.782% due 08/25/2035	1,170	908
2.882% due 01/25/2033	197	177
2.882% due 03/25/2033	534	495
6.000% due 06/25/2036	4,586	4,044
Sequoia Mortgage Trust
2.829% due 07/20/2033	1,196	1,071
Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	4,197	3,024
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	307	292
2.692% due 04/25/2036	7,153	5,065
2.702% due 05/25/2036	392	275
2.902% due 10/19/2033	287	267
Structured Asset Securities Corp.
5.369% due 01/25/2032	3	3
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	374	355
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	823	777
WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	960	756
2.742% due 11/25/2045	89	68
2.772% due 10/25/2045	1,776	1,386
2.792% due 01/25/2045	1,847	1,432
3.022% due 12/25/2027	1,406	1,284
4.338% due 12/25/2046	1,455	1,222
4.528% due 02/25/2046	2,499	1,841
4.528% due 08/25/2046	7,045	5,394
4.780% due 08/25/2046	917	755
4.928% due 06/25/2042	111	101
4.928% due 08/25/2042	65	58
4.990% due 05/25/2041	226	208
Wells Fargo Mortgage-Backed Securities Trust
5.106% due 03/25/2036	6,774	6,567

Total Mortgage-Backed Securities (Cost $132,441)		114,075

ASSET-BACKED SECURITIES 6.5%
Accredited Mortgage Loan Trust
2.532% due 02/25/2037	1,090	1,068
ACE Securities Corp.
2.532% due 07/25/2036	783	777
2.562% due 10/25/2036	594	588
Ameriquest Mortgage Securities, Inc.
2.622% due 03/25/2036	436	435
Amortizing Residential Collateral Trust
2.772% due 07/25/2032	23	19
Argent Securities, Inc.
2.532% due 09/25/2036	805	798
2.532% due 10/25/2036	1,398	1,359
Asset-Backed Securities Corp. Home Equity
2.542% due 07/25/2036	209	209
2.592% due 05/25/2036	802	799
Bear Stearns Asset-Backed Securities Trust
2.982% due 11/25/2042	1,926	1,616
3.142% due 10/25/2032	291	257
Carrington Mortgage Loan Trust
2.548% due 07/25/2036	33	33
2.802% due 10/25/2035	829	770
Chase Credit Card Master Trust
2.641% due 09/15/2011	3,900	3,894
Chase Issuance Trust
3.121% due 11/15/2011	6,900	6,918
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	40	37
Citigroup Mortgage Loan Trust, Inc.
2.552% due 08/25/2036	56	56
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	827	821
2.532% due 01/25/2037	82	81
2.532% due 03/25/2037	1,891	1,846
2.592% due 10/25/2046	348	342
2.642% due 02/25/2036	339	318
2.642% due 11/25/2036	189	185
2.692% due 10/25/2035	45	45
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	346	337
2.572% due 12/25/2037	671	645
CS First Boston Mortgage Securities Corp.
2.732% due 01/25/2043	403	394
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	871	837
2.532% due 03/25/2037	3,014	2,888
First USA Credit Card Master Trust
2.641% due 04/18/2011	5,800	5,800
Ford Credit Auto Owner Trust
3.891% due 06/15/2012	7,000	7,072
Fremont Home Loan Trust
2.542% due 01/25/2037	1,226	1,159
GSAMP Trust
2.602% due 12/25/2035	84	83
GSR Mortgage Loan Trust
2.582% due 11/25/2030	66	65
GSRPM Mortgage Loan Trust
2.602% due 03/25/2035	377	353
Home Equity Mortgage Trust
2.662% due 05/25/2036	8,309	6,915
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	7,651	7,335
Indymac Residential Asset-Backed Trust
2.632% due 03/25/2036	3,639	3,588
LA Arena Funding LLC
7.656% due 12/15/2026	83	82
Long Beach Mortgage Loan Trust
2.542% due 10/25/2036	884	863
MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036	61	60
Morgan Stanley ABS Capital I
2.582% due 04/25/2036	1,603	1,584
Residential Asset Securities Corp.
2.552% due 07/25/2036	75	75
2.552% due 11/25/2036	582	571
SACO I, Inc.
2.862% due 11/25/2035	1,924	1,454
Soundview Home Equity Loan Trust
2.532% due 10/25/2036	221	218
2.542% due 11/25/2036	923	901
Structured Asset Securities Corp.
2.532% due 10/25/2036	946	924
2.592% due 04/25/2036	1,067	1,050
Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036	1,312	1,244

Total Asset-Backed Securities (Cost $72,949)		69,768

SOVEREIGN ISSUES 1.6%
Israel Government AID Bond
0.000% due 05/15/2021	7,277	3,898
0.000% due 02/15/2023	3,193	1,554
0.000% due 05/15/2023	25,571	12,288

Total Sovereign Issues (Cost $18,059)		17,740

SHORT-TERM INSTRUMENTS 2.2%
Commercial Paper 1.3%
Federal Home Loan Bank
2.000% due 07/01/2008	14,400	14,400

Repurchase Agreements 0.9%
Fixed Income Clearing Corp.
1.650% due 07/01/2008 (Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 valued at $9,944. Repurchase proceeds are $9,748.)	9,748	9,748

U.S. Treasury Bills 0.0%
1.835% due 09/11/2008 (c)	250	249

Total Short-Term Instruments (Cost $24,397)		24,397

Purchased Options (f) 0.1% (Cost $2,450)		924
Total Investments 108.9% (Cost $1,202,483)		$1,177,294
Written Options (g) (0.1%) (Premiums $2,517)		(1,493)
Other Assets and Liabilities (Net) (8.8%)		(94,887)

Net Assets 100.0%		$1,080,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Principal only security.

(c) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Cash of $19,308 have been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	27	$(10)
90-Day Eurodollar March Futures	Long	03/2009	27	(10)
90-Day Eurodollar March Futures	Short	03/2010	25	3
U.S. Treasury 5-Year Note September Futures	Long	09/2008	472	(239)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	500	676
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	3,331	5,202

				$5,622

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	CSFB	$2,800	$11
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.900%	03/20/2013	BNP	25,000	(158)
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	MLP	5,000	307
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH	6,000	20
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.670%	03/20/2018	GSC	25,000	301
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	BEAR	5,000	401
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	JPM	2,350	150
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	600	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	12/20/2009	BOA	1,400	(7)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	BNP	5,000	359
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	BEAR	3,000	95
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	GSC	2,900	323
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	BEAR	4,000	71
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	RBS	2,000	47
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	BEAR	3,000	34
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	LEH	5,000	490
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS	4,400	437
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	RBS	3,000	287
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	MSC	1,500	27
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	MSC	900	11
Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	BEAR	3,000	25
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	GSC	5,000	285

						$3,513

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	$6,200	$(47)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	14,300	225
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	21,200	416
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	5,300	(193)

						$401

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$113
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,600	156	68
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	45
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,700	198	91
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	74,400	654	198
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	156
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	104

							$2,450	$924

(g) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$173
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	3,200	80	45
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	78	47
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	65
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,600	212	129
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,900	621	325
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	229
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	219
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	115
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	110
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	36

							$2,517	$1,493

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2038	$104,000	$103,049	$102,521
Fannie Mae	6.000%	07/01/2038	36,120	36,480	36,442
U.S. Treasury Bonds	4.375%	02/15/2038	2,300	2,175	2,288

				$141,704	$141,251

(2)	Market value includes $42 of interest payable on short sales.

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,168,986	$8,308	$1,177,294
Other Financial Instruments++	5,622	(138,788)	0	(133,166)

Total	$5,622	$1,030,198	$8,308	$1,044,128

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$8,631	$(83)	$0	$(240)	$0	$8,308
Other Financial Instruments++	0	0	0	0	0	0

Total	$8,631	$(83)	$0	$(240)	$0	$8,308

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
6.780% due 08/03/2012		$47,640	$39,458
Idearc, Inc.
4.390% due 11/17/2014		1,563	1,255
4.800% due 11/17/2014		35,102	28,169

Total Bank Loan Obligations (Cost $82,345)			68,882

CORPORATE BONDS & NOTES 34.2%
Banking & Finance 28.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		14,400	14,365
American Express Bank FSB
2.542% due 10/20/2009		23,800	23,497
5.500% due 04/16/2013		20,600	20,171
American Express Credit Corp.
2.508% due 11/09/2009		32,600	31,838
American Honda Finance Corp.
2.774% due 08/05/2008		18,670	18,668
ANZ National International Ltd.
2.798% due 08/07/2009		5,700	5,690
Bank of America Corp.
2.904% due 11/06/2009		3,200	3,171
2.921% due 09/25/2009		61,900	61,623
8.000% due 12/29/2049		188,900	177,422
8.125% due 12/29/2049		2,200	2,082
Bank of America N.A.
2.786% due 06/12/2009		12,000	11,973
Bank of Ireland
2.819% due 12/19/2008		4,100	4,099
Bank of New York Mellon Corp.
3.184% due 02/05/2010		63,300	63,289
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		9,200	9,096
2.839% due 05/18/2010		64,800	63,281
2.891% due 03/30/2009		22,600	22,407
3.218% due 07/19/2010		32,030	31,426
4.500% due 10/28/2010		2,000	1,976
6.400% due 10/02/2017		59,100	58,583
6.950% due 08/10/2012		64,890	67,555
Calabash Re Ltd.
11.214% due 01/08/2010		4,700	4,699
13.714% due 01/08/2010		4,500	4,621
Capital One Financial Corp.
2.976% due 09/10/2009		100,770	94,039
Caterpillar Financial Services Corp.
2.977% due 10/28/2008		1,800	1,800
CIT Group, Inc.
2.787% due 06/08/2009		1,350	1,249
2.826% due 08/15/2008		2,000	1,998
2.839% due 08/17/2009		48,100	43,794
2.959% due 12/19/2008		31,200	30,872
Citigroup Funding, Inc.
2.481% due 04/23/2009		76,520	75,528
2.667% due 12/08/2008		23,100	22,924
2.809% due 06/26/2009		17,975	17,730
Citigroup, Inc.
2.831% due 12/28/2009		22,100	21,564
5.100% due 09/29/2011		1,500	1,484
5.500% due 04/11/2013		48,200	47,110
8.400% due 04/29/2049		1,900	1,809
Countrywide Financial Corp.
2.868% due 01/05/2009		13,000	12,747
Credit Agricole S.A.
2.646% due 05/28/2009		17,600	17,526
2.694% due 05/28/2010		24,400	24,157
DnB NOR Bank ASA
2.780% due 10/13/2009		18,900	18,913
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		6,018	301
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,500	2,134
5.800% due 01/12/2009		3,600	3,438
7.250% due 10/25/2011		900	698
7.375% due 10/28/2009		13,000	11,845
7.375% due 02/01/2011		600	487
7.875% due 06/15/2010		1,700	1,468
8.625% due 11/01/2010		1,000	849
General Electric Capital Corp.
2.768% due 01/05/2009		4,900	4,899
2.788% due 10/06/2010		10,300	10,227
2.816% due 03/16/2009		2,600	2,601
2.816% due 03/12/2010		35,400	35,234
2.888% due 01/20/2010		39,800	39,655
2.932% due 06/20/2014		10,000	9,453
3.323% due 02/01/2011		24,300	24,295
GMAC LLC
6.000% due 12/15/2011		3,500	2,411
Goldman Sachs Group, Inc.
2.806% due 11/10/2008		31,800	31,730
2.851% due 03/30/2009		20,800	20,676
2.891% due 12/22/2008		36,400	35,541
2.891% due 06/23/2009		14,200	14,055
3.012% due 07/29/2008		21,600	21,593
3.250% due 07/23/2009		600	596
HSBC Bank USA N.A.
2.836% due 06/10/2009		9,200	9,158
HSBC Capital Funding LP
9.547% due 12/29/2049		20,046	20,974
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	884
HSBC Finance Corp.
2.906% due 09/15/2008		16,600	16,592
8.000% due 07/15/2010		12,000	12,557
ICICI Bank Ltd.
3.250% due 01/12/2010		32,200	31,233
International Lease Finance Corp.
2.858% due 05/24/2010		8,950	8,377
John Deere Capital Corp.
4.500% due 08/25/2008		900	902
JPMorgan Chase & Co.
2.859% due 06/26/2009		1,000	999
KeyBank N.A.
4.682% due 06/02/2010		42,400	42,261
Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009		10,900	10,584
2.778% due 08/21/2009		43,100	42,290
2.778% due 05/25/2010		1,400	1,297
2.966% due 11/10/2009		15,000	14,302
2.998% due 10/22/2008		29,970	29,859
5.625% due 01/24/2013		5,300	5,023
Longpoint Re Ltd.
8.064% due 05/08/2010		8,500	8,501
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		21,000	20,137
2.768% due 08/14/2009		23,000	22,276
2.960% due 10/23/2008		25,500	25,351
3.120% due 07/25/2011		32,700	29,852
4.495% due 05/20/2009		110,400	109,697
Metropolitan Life Global Funding I
5.125% due 04/10/2013		123,100	121,392
Morgan Stanley
2.521% due 11/21/2008		16,460	16,388
2.803% due 01/15/2010		30,900	29,896
2.844% due 02/09/2009		33,200	32,897
4.778% due 05/14/2010		28,500	28,405
Mystic Re Ltd.
8.982% due 12/05/2008		26,900	26,332
12.682% due 06/07/2011		6,400	6,548
National Australia Bank Ltd.
2.731% due 09/11/2009		23,500	23,487
3.208% due 02/08/2010		109,600	109,627
Osiris Capital PLC
5.563% due 01/15/2010		11,000	10,924
Pacific Life Global Funding
5.150% due 04/15/2013		81,100	80,314
Phoenix Quake Ltd.
5.134% due 07/03/2008		6,500	6,500
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		6,400	6,400
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008		3,000	3,000
PNC Bank N.A.
3.323% due 02/01/2010		73,400	73,313
Pricoa Global Funding I
2.741% due 03/03/2009		22,000	21,982
2.866% due 09/12/2008		10,000	9,998
2.999% due 01/30/2012		18,300	17,888
3.008% due 09/27/2013		14,770	14,401
Regions Financial Corp.
4.500% due 08/08/2008		19,318	19,342
Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010		1,800	1,806
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		49,100	49,085
9.118% due 03/31/2049		37,207	37,512
Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008		4,700	4,689
2.844% due 02/06/2009		200	199
SLM Corp.
3.060% due 07/27/2009		16,200	15,192
3.080% due 07/26/2010		5,200	4,617
U.S. Bancorp
3.184% due 02/04/2010		37,820	37,831
VTB Capital S.A.
3.384% due 08/01/2008		20,500	20,321
Wachovia Bank N.A.
2.841% due 03/23/2009		17,850	17,776
Wachovia Corp.
2.732% due 12/01/2009		25,600	25,067
2.949% due 10/28/2008		21,900	21,449
5.500% due 05/01/2013		70,000	67,095
7.980% due 12/31/2049		182,500	168,092
Wells Fargo & Co.
2.810% due 01/12/2011		6,600	6,515
3.342% due 01/29/2010		70,100	70,051

			3,080,399

Industrials 2.5%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		112,618	114,474
Anadarko Petroleum Corp.
3.176% due 09/15/2009		6,800	6,724
Cisco Systems, Inc.
2.738% due 02/20/2009		2,400	2,399
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		7,000	7,534
Daimler Finance North America LLC
3.138% due 03/13/2009		28,600	28,518
3.234% due 08/03/2009		23,000	22,816
El Paso Corp.
7.625% due 09/01/2008		1,075	1,085
General Mills, Inc.
3.038% due 01/22/2010		17,700	17,482
Pemex Project Funding Master Trust
9.375% due 12/02/2008		4,492	4,604
Time Warner, Inc.
2.915% due 11/13/2009		17,400	16,915
Transocean, Inc.
2.873% due 09/05/2008		23,000	22,971
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	24,997

			270,519

Utilities 2.8%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009		49,800	50,513
AT&T, Inc.
2.884% due 02/05/2010		11,700	11,652
BellSouth Corp.
2.776% due 08/15/2008		38,950	38,926
Deutsche Telekom International Finance BV
2.981% due 03/23/2009		22,435	22,285
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	4,963
Public Service Electric & Gas Co.
3.661% due 03/12/2010		51,300	50,812
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		31,600	31,679
Southern California Edison Co.
2.950% due 02/02/2009		20,470	20,339
Telecom Italia Capital S.A.
3.344% due 07/18/2011		24,000	22,887
Telefonica Emisones SAU
3.102% due 06/19/2009		33,000	32,822
Verizon Communications, Inc.
6.100% due 04/15/2018		10,000	9,956

			296,834

Total Corporate Bonds & Notes (Cost $3,717,742)			3,647,752

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		28,000	27,810

Total Commodity Index-Linked Notes (Cost $28,000)			27,810

U.S. GOVERNMENT AGENCIES 36.4%
Fannie Mae
0.950% due 03/25/2009 (b)		130	0
2.542% due 12/25/2036		10,030	9,693
2.682% due 10/27/2037		107,300	102,651
2.832% due 03/25/2044		846	827
2.882% due 05/25/2031 - 06/25/2032		3,001	2,969
3.082% due 05/25/2030		685	680
3.100% due 04/25/2022		16	16
3.132% due 05/25/2030		685	677
4.000% due 05/01/2011		209	208
4.250% due 05/25/2033		9,052	8,898
4.500% due 06/01/2011 - 08/01/2035		4,537	4,576
4.506% due 09/01/2035		9,856	9,911
4.530% due 06/01/2017		14	14
4.566% due 03/01/2035		1,734	1,746
4.619% due 07/01/2035		11,225	11,317
4.646% due 07/01/2035		13,612	13,783
4.659% due 01/01/2035		15,528	15,713
4.673% due 05/01/2035		9,326	9,405
4.674% due 04/01/2034		1,862	1,867
4.750% due 03/01/2035		18,650	18,661
4.810% due 08/01/2017 - 02/01/2028		106	106
4.811% due 12/01/2017		25	25
4.923% due 10/01/2035		7,686	7,796
4.994% due 07/01/2042 - 07/01/2044		13,547	13,545
5.000% due 12/01/2013 - 07/01/2038		1,108,592	1,103,472
5.038% due 06/01/2035		4,248	4,286
5.044% due 09/01/2041		21,140	21,065
5.194% due 10/01/2030 - 11/01/2039		1,969	1,968
5.248% due 11/01/2017		35	35
5.365% due 09/01/2032		1,987	1,991
5.450% due 04/01/2018		855	859
5.452% due 03/01/2035		5,264	5,378
5.457% due 06/01/2022		8	8
5.500% due 10/01/2008 - 07/01/2038		330,960	329,226
5.611% due 07/01/2017		52	52
5.625% due 07/01/2017		44	44
5.786% due 01/01/2021		35	35
6.000% due 03/01/2009 - 07/01/2038		875,673	885,657
6.046% due 01/01/2024		152	154
6.162% due 04/01/2024		233	235
6.192% due 11/01/2017		60	60
6.259% due 08/01/2029		865	872
6.268% due 07/25/2017		474	481
6.295% due 11/01/2018		4	4
6.372% due 01/01/2024		10	11
6.436% due 10/01/2024		183	185
6.500% due 03/25/2009 (b)		32	1
6.500% due 08/01/2029 - 12/25/2042		115,043	119,394
6.962% due 02/01/2028		294	297
6.972% due 11/01/2027		97	98
7.000% due 05/01/2012 - 01/01/2032		955	960
7.257% due 07/01/2023		91	92
7.500% due 02/01/2013		3	3
8.000% due 04/01/2030 - 11/01/2031		3,095	3,349
8.500% due 02/01/2017 - 04/01/2025		147	162
8.800% due 01/25/2019		95	105
9.000% due 03/25/2021 - 01/01/2025		344	385
9.250% due 10/25/2018		6	6
9.500% due 03/25/2020 - 11/01/2025		753	832
10.000% due 10/01/2009 - 05/01/2022		27	29
10.500% due 07/01/2014 - 07/01/2021		3	3
11.000% due 11/01/2020		4	5
11.250% due 10/01/2015		7	7
11.500% due 11/01/2019 - 02/01/2020		2	2
11.750% due 02/01/2016		9	11
13.000% due 07/01/2015		3	3
13.250% due 09/01/2011		2	2
15.500% due 10/01/2012 - 12/01/2012		1	1
15.750% due 12/01/2011		2	2
16.000% due 09/01/2012 - 12/01/2012		1	2
Federal Housing Administration
4.918% due 11/01/2019		33	33
7.430% due 10/01/2020 - 11/01/2025		4,703	4,712
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		308,581	302,544
2.701% due 02/15/2019		103,195	101,174
2.742% due 08/25/2031		4,139	4,027
2.762% due 09/25/2031		6,907	6,827
2.771% due 05/15/2036		16,507	16,229
2.821% due 12/15/2030		13,488	13,328
2.871% due 06/15/2018		4,339	4,304
2.921% due 11/15/2030		11	11
3.450% due 10/15/2020		60	60
3.500% due 03/15/2021		32	33
4.000% due 09/15/2015		174	174
4.000% due 01/15/2024 (b)		3,684	681
4.470% due 03/01/2035		5,586	5,603
4.500% due 02/15/2015 - 06/01/2018		43,876	44,031
4.599% due 04/01/2035		13,320	13,417
4.627% due 04/01/2035		9,906	9,996
4.690% due 06/01/2035		48,791	48,699
4.704% due 08/01/2035		84,203	84,990
4.732% due 03/01/2035		9,882	9,964
4.803% due 08/01/2035		18,434	18,630
4.864% due 04/01/2035		2,258	2,280
4.908% due 07/01/2035		22,612	22,816
4.967% due 03/01/2035		2,374	2,389
5.000% due 04/01/2013 - 07/15/2024		57,475	57,932
5.049% due 04/01/2035		4,437	4,503
5.082% due 08/15/2032		797	797
5.194% due 07/25/2044		789	739
5.250% due 01/01/2017		5	5
5.500% due 02/15/2014 - 07/15/2034		21,279	21,576
6.000% due 03/01/2011 - 07/01/2038		34,240	34,778
6.364% due 02/01/2020		295	297
6.365% due 01/01/2024		99	100
6.373% due 11/01/2022		278	281
6.500% due 03/15/2029 - 07/25/2043		58,615	60,820
6.710% due 01/01/2024		108	109
6.714% due 06/01/2024		69	69
6.782% due 10/01/2027		29	30
7.000% due 01/01/2030 - 04/01/2032		73	77
7.046% due 11/01/2023		35	35
7.065% due 07/01/2018		55	56
7.117% due 10/01/2023		129	129
7.130% due 12/01/2022		45	45
7.152% due 09/01/2023		21	21
7.500% due 07/15/2030		591	599
8.000% due 01/01/2012 - 12/01/2024		327	347
8.500% due 06/01/2009 - 11/01/2025		848	939
9.000% due 12/15/2020 - 08/01/2022		311	328
9.500% due 07/01/2010 - 09/01/2021		103	110
9.750% due 11/01/2008		2	2
10.000% due 03/01/2016 - 05/15/2020		47	51
10.750% due 09/01/2009 - 08/01/2011		6	6
14.000% due 09/01/2012 - 04/01/2016		1	2
15.000% due 08/01/2011 - 12/01/2011		1	1
Ginnie Mae
3.021% due 12/16/2025		150	149
5.000% due 01/20/2032 - 02/20/2032		4,521	4,526
5.125% due 10/20/2023 - 12/20/2027		3,051	3,065
5.375% due 03/20/2017 - 03/20/2027		4,199	4,219
5.500% due 03/20/2019 - 03/20/2031		245	247
5.625% due 08/20/2022 - 07/20/2030		4,065	4,110
6.000% due 01/15/2029 - 07/01/2038		194,938	197,894
6.375% due 04/20/2016 - 05/20/2030		2,317	2,361
6.500% due 09/15/2032 - 05/15/2034		47	49
7.000% due 03/15/2011 - 10/15/2011		15	15
7.500% due 03/15/2022 - 09/15/2031		210	226
8.000% due 05/15/2016 - 06/20/2031		2,195	2,388
8.500% due 12/15/2021 - 08/15/2030		71	78
9.000% due 03/15/2017 - 11/15/2030		276	305
9.500% due 10/15/2016 - 06/15/2025		25	28
9.750% due 08/15/2017		20	22
10.000% due 10/15/2013 - 11/15/2020		6	6
10.500% due 11/15/2019 - 02/15/2021		1	1
11.000% due 09/15/2010		0	1
11.500% due 08/15/2018		4	4
11.750% due 08/15/2013		3	4
12.000% due 06/20/2015		1	1
13.000% due 10/15/2013		3	4
13.500% due 11/15/2012		4	5
16.000% due 02/15/2012		6	6
Small Business Administration
7.640% due 03/10/2010		164	169
Vendee Mortgage Trust
6.500% due 05/15/2029		40,678	43,022

Total U.S. Government Agencies (Cost $3,897,100)			3,881,554

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
3.375% due 12/15/2008		3,000	3,020

Total U.S. Treasury Obligations (Cost $3,025)			3,020

MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		49,826	43,763
4.390% due 02/25/2045		13,803	12,352
4.440% due 02/25/2045		48,329	43,245
Banc of America Funding Corp.
4.110% due 05/25/2035		251,284	235,087
Banc of America Mortgage Securities, Inc.
5.185% due 05/25/2033		394	377
6.500% due 10/25/2031		6,584	6,607
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		15,039	14,374
4.625% due 10/25/2035		55,692	53,523
4.747% due 01/25/2034		14,127	13,562
4.750% due 10/25/2035		157,281	151,845
5.033% due 04/25/2033		9,529	9,194
5.425% due 04/25/2033		24,655	23,296
5.519% due 11/25/2030		125	120
5.615% due 02/25/2033		1,967	1,849
6.736% due 02/25/2033		1,122	1,105
Bear Stearns Alt-A Trust
5.232% due 03/25/2035		30,591	25,479
5.372% due 05/25/2035		31,169	26,732
5.701% due 09/25/2035		8,386	6,922
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		29,504	26,175
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		2,048	2,030
5.674% due 01/26/2036		17,159	14,280
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		9	8
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		2,960	2,956
Countrywide Alternative Loan Trust
2.662% due 05/25/2047		13,159	9,225
2.762% due 02/25/2037		14,050	10,261
6.500% due 06/25/2033		699	699
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035		4,348	3,265
4.720% due 02/20/2035		28,670	28,014
4.799% due 11/25/2034		16,436	15,807
5.250% due 02/20/2036		28,423	22,708
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		2,690	2,436
4.938% due 12/15/2040		12,279	12,298
5.785% due 06/25/2032		63	62
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 03/25/2037		8,087	7,742
DLJ Acceptance Trust
11.000% due 08/01/2019		64	67
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		177	180
Drexel Burnham Lambert CMO Trust
3.209% due 05/01/2016		3	3
First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034		18,146	15,881
First Horizon Asset Securities, Inc.
4.464% due 07/25/2033		7,442	7,309
GMAC Mortgage Securities Inc.
7.430% due 12/01/2021		91	91
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		17,476	15,371
2.562% due 01/25/2047		19,001	18,033
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		9,902	9,274
GSR Mortgage Loan Trust
4.539% due 09/25/2035		94,756	91,908
4.689% due 09/25/2035		10,944	10,809
6.000% due 03/25/2032		894	894
Harborview Mortgage Loan Trust
5.145% due 07/19/2035		13,600	12,565
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		7,928	7,409
Imperial Savings Association
6.503% due 02/25/2018		38	37
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		11,438	10,665
JPMorgan Mortgage Trust
5.020% due 02/25/2035		22,934	21,658
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		16,349	16,403
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		3,118	2,968
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		11,819	11,346
3.788% due 11/21/2034		12,732	12,579
MASTR Asset Securitization Trust
5.500% due 09/25/2033		25,045	23,472
Mellon Residential Funding Corp.
2.994% due 06/15/2030		20,166	19,044
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		14,077	11,323
4.490% due 02/25/2035		31,199	30,200
5.848% due 05/25/2033		12,848	12,495
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		2,545	2,300
4.250% due 10/25/2035		14,971	14,324
Morgan Stanley Capital I
2.542% due 10/15/2020		5,750	5,374
Prime Mortgage Trust
2.882% due 02/25/2019		1,264	1,197
2.882% due 02/25/2034		6,621	6,020
Prudential-Bache CMO Trust
8.400% due 03/20/2021		185	185
RAAC Series 2005-SP1
5.000% due 09/25/2034		1,706	1,673
Resecuritization Mortgage Trust
2.732% due 04/26/2021		34	34
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		19	19
Sears Mortgage Securities
12.000% due 02/25/2014		7	7
Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035		6,927	5,306
2.762% due 02/25/2036		7,120	5,450
2.812% due 09/19/2032		6,299	5,741
9.455% due 06/25/2029		577	614
Structured Asset Securities Corp.
5.369% due 01/25/2032		154	152
5.820% due 07/25/2032		122	110
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		17,391	16,648
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		32,261	29,869
2.561% due 09/15/2021		16,331	15,411
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045		6,324	4,936
2.792% due 01/25/2045		416	322
4.229% due 03/25/2034		5,889	5,767
4.258% due 01/25/2047		10,058	7,591
4.338% due 12/25/2046		45,840	38,490
4.361% due 02/27/2034		11,732	10,907
4.728% due 11/25/2042		2,347	2,170
4.928% due 06/25/2042		4,117	3,737
4.928% due 08/25/2042		3,206	2,876
5.028% due 09/25/2046		16,265	12,697
Washington Mutual MSC Mortgage Pass-Through Certificates
6.574% due 02/25/2033		303	302
6.792% due 02/25/2033		91	88
Wells Fargo Mortgage-Backed Securities Trust
4.705% due 12/25/2033		6,662	6,301
4.950% due 03/25/2036		31,839	30,681
5.388% due 08/25/2035		7,594	7,468

Total Mortgage-Backed Securities (Cost $1,544,683)			1,434,149

ASSET-BACKED SECURITIES 8.8%
ACE Securities Corp.
2.532% due 12/25/2036		5,702	5,468
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		744	622
Argent Securities, Inc.
2.532% due 09/25/2036		5,049	5,004
Asset-Backed Funding Certificates
2.542% due 10/25/2036		4,711	4,671
2.542% due 01/25/2037		8,870	8,607
Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036		2,180	2,109
2.991% due 06/15/2031		7	6
BA Credit Card Trust
3.051% due 04/15/2013		14,900	14,881
3.221% due 08/15/2011		82,800	83,041
Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037		4,347	4,152
2.562% due 10/25/2036		6,336	6,100
2.932% due 03/25/2043		4,575	4,507
3.482% due 10/25/2037		33,976	28,085
Carrington Mortgage Loan Trust
2.582% due 06/25/2037		1,489	1,433
2.802% due 10/25/2035		16,331	15,173
Chase Funding Mortgage Loan Asset-Backed Certificates
3.122% due 11/25/2031		1,381	1,362
Chase Issuance Trust
2.461% due 07/15/2011		1,300	1,296
2.481% due 02/15/2011		2,300	2,297
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033		810	743
Citibank Credit Card Issuance Trust
3.361% due 05/18/2011		85,700	86,094
Citigroup Mortgage Loan Trust, Inc.
2.582% due 10/25/2036		16,595	15,469
Community Program Loan Trust
4.500% due 10/01/2018		3,782	3,742
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037		10,215	9,864
2.532% due 12/25/2046		3,843	3,789
2.532% due 03/25/2047		8,768	8,653
Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037		2,394	2,301
Daimler Chrysler Auto Trust
3.298% due 10/08/2010		41,000	41,072
4.980% due 02/08/2011		15,840	15,997
Equity One Asset-Backed Securities, Inc.
3.042% due 11/25/2032		10,292	9,011
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		32,071	30,819
2.532% due 12/25/2036		2,465	2,401
2.542% due 06/25/2036		5,223	5,121
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		32,900	32,937
3.371% due 01/15/2011		94,200	94,489
3.891% due 06/15/2012		57,600	58,197
4.360% due 06/15/2010		4,050	4,073
Fremont Home Loan Trust
2.542% due 01/25/2037		9,926	9,385
2.552% due 02/25/2037		4,589	4,494
2.582% due 05/25/2036		8,842	8,651
GSAMP Trust
2.522% due 10/25/2046		7,216	7,051
2.552% due 09/25/2036		4,339	4,268
2.552% due 12/25/2036		16,137	15,643
HFC Home Equity Loan Asset-Backed Certificates
2.749% due 01/20/2035		3,238	3,005
2.769% due 01/20/2034		16,604	14,714
2.829% due 09/20/2033		7,789	7,311
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		1,261	1,221
2.532% due 12/25/2036		8,760	8,398
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037		7,542	7,458
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036		3,311	3,219
2.532% due 08/25/2036		5,131	5,051
2.552% due 11/25/2036		3,939	3,814
Lehman XS Trust
2.552% due 05/25/2046		3,440	3,301
Long Beach Mortgage Loan Trust
2.522% due 11/25/2036		8,231	7,991
2.542% due 10/25/2036		3,966	3,872
2.762% due 10/25/2034		589	489
MASTR Asset-Backed Securities Trust
2.522% due 08/25/2036		6,871	6,761
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		5,819	5,730
2.522% due 01/25/2037		12,523	12,119
2.532% due 10/25/2036		5,063	4,888
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		2,179	2,149
Option One Mortgage Loan Trust
2.532% due 01/25/2037		14,474	14,123
Renaissance Home Equity Loan Trust
3.182% due 08/25/2032		40	35
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		3,651	3,594
Residential Asset Securities Corp.
2.522% due 08/25/2036		3,113	3,097
2.552% due 11/25/2036		18,442	18,184
2.942% due 06/25/2031		4	3
Saxon Asset Securities Trust
2.542% due 10/25/2046		4,096	4,006
Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036		4,137	4,054
2.542% due 12/25/2036		14,299	13,410
2.612% due 05/25/2037		3,626	3,366
SLM Student Loan Trust
2.982% due 10/25/2017 (c)		7,300	7,295
3.170% due 07/25/2013		13,737	13,714
3.220% due 01/25/2015		6,244	6,222
3.420% due 10/25/2017		40,400	39,833
Soundview Home Equity Loan Trust
2.542% due 11/25/2036		7,652	7,474
Specialty Underwriting & Residential Finance
2.528% due 11/25/2037		2,901	2,799
2.542% due 01/25/2038		9,420	9,221
Structured Asset Securities Corp.
2.532% due 10/25/2036		14,344	14,009
2.772% due 01/25/2033		754	640
4.930% due 01/25/2035		850	816
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		6,546	6,396
WMC Mortgage Loan Pass-Through Certificates
3.151% due 05/15/2030		226	225

Total Asset-Backed Securities (Cost $954,944)			937,085

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
2.920% due 10/04/2011		1,000	1,003
Korea Development Bank
2.938% due 11/22/2012		2,200	2,096

Total Sovereign Issues (Cost $3,203)			3,099

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	20,000	30,869
Morgan Stanley
5.190% due 03/01/2013		25,300	36,301
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,150

Total Foreign Currency-Denominated Issues (Cost $76,494)			79,320

	Shares
CONVERTIBLE PREFERRED STOCKS 0.6%
Bank of America Corp.
7.250% due 12/31/2049		63,000	55,692
Wachovia Corp.
7.500% due 12/31/2049		6,000	5,312

Total Convertible Preferred Stocks (Cost $69,000)			61,004

PREFERRED STOCKS 1.0%
DG Funding Trust
5.041% due 12/31/2049		10,254	102,316

Total Preferred Stocks (Cost $108,094)			102,316

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.3%
Certificates of Deposit 0.2%
Bank of Ireland
2.753% due 01/15/2010		$1,000	985
HSBC Bank USA N.A.
2.957% due 07/28/2008		22,400	22,405

			23,390

Commercial Paper 5.2%
Barclays U.S. Funding Corp.
2.690% due 09/04/2008		49,900	49,652
Citibank N.A.
3.570% due 08/19/2008		239,800	238,635
Danske Corp.
2.690% due 09/18/2008		119,300	118,559
Societe General N.A.
2.740% due 09/10/2008		52,700	52,410
2.880% due 09/12/2008		35,800	35,597
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		56,200	55,851

			550,704

Repurchase Agreements 1.2%
Deutsche Bank AG
1.500% due 07/01/2008		122,000	122,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $124,486. Repurchase proceeds are $122,005.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		5,021	5,021
(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 10/31/2008 valued at $5,126. Repurchase proceeds are $5,021.)

			127,021

U.S. Treasury Bills 0.7%
1.792% due 08/28/2008 - 09/25/2008 (d)(e)		75,000	74,596

Total Short-Term Instruments (Cost $775,889)			775,711

PURCHASED OPTIONS (i) 0.1% (Cost $16,356)			6,757
Total Investments 103.4% (Cost $11,276,875)			$11,028,459
Written Options (j) (0.1%) (Premiums $20,154)			(11,326)
Other Assets and Liabilities (Net) (3.3%)			(347,056)

Net Assets 100.0%			$10,670,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-issued security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $74,596 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $32,000 at a weighted average interest rate of 2.375%. On June 30, 2008, there were no open reverse repurchase agreements.

(g) Cash of $54,487 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	600	$16
90-Day Euribor June Futures	Long	06/2009	340	(69)
90-Day Euribor March Futures	Long	03/2009	570	(21)
90-Day Eurodollar December Futures	Long	12/2008	15,779	66,375
90-Day Eurodollar December Futures	Long	12/2009	2,074	(5,535)
90-Day Eurodollar June Futures	Long	06/2009	4,012	(5,769)
90-Day Eurodollar March Futures	Long	03/2009	11,552	19,070
90-Day Eurodollar March Futures	Long	03/2010	1,209	(2,903)
90-Day Eurodollar September Futures	Long	09/2008	1,341	461
90-Day Eurodollar September Futures	Long	09/2009	3,505	(5,359)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	24	21
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	865	(1,135)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	(773)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	704	(933)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,319	(1,005)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,778	(2,824)

				$59,617

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$17,000	$(124)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	20,500	(44)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	5,000	(6)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	20,300	(658)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	20,200	(638)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.400%	06/20/2013	DUB	23,200	(713)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	06/20/2013	GSC	50,000	(710)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	43,300	6
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	75,800	71
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	4,500	(1,063)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	7,500	(1,763)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	JPM	10,000	(2,338)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	2,000	(386)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	2,200	(423)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	1,000	(190)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	1,300	(245)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(26)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.400%	06/20/2009	MLP	400	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	8,800	4
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.700%	03/20/2009	BNP	1,100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	13,700	(10)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI	2,200	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	03/20/2009	BOA	1,100	1
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	1,900	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.780%	03/20/2011	BNP	6,300	(96)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2011	DUB	32,700	(554)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	2,000	(29)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	3,300	(1,072)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	700	(227)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	1,800	(580)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	800	(257)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	600	(190)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	BCLY	10,000	(2,370)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	GSC	10,000	(2,370)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	1,100	(261)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	15,900	1,053
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,200	(286)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,200	(237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	5,500	(1,708)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	4,300	(1,335)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	7,500	(2,321)
GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	JPM	10,000	(3,070)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,000	(603)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	13,000	(3,912)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,800	(840)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	2,000	(599)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	8,300	(2,297)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	84,200	(158)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	BNP	10,000	(201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,500	(69)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BNP	25,000	(492)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	JPM	5,000	(99)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	7,200	(11)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	43,300	(392)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	6,000	(54)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	4,900	(168)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	3,600	(34)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	3,200	5
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	4,900	(156)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	38,400	(1,211)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	500	(4)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	6,000	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	6,000	(4)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	43,300	(95)
SLM Corp. 5.125% due 08/27/2012	Sell	4.910%	06/20/2009	DUB	2,900	2
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	6,200	115
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	6,000	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	8,000	(39)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	4,300	(33)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	43,300	(565)

						$(37,150)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$133,500	$8,194
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	38,554	(1,294)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	8,943	(299)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	10,334	(331)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	5,500	(395)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	2,800	(200)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	1,900	(136)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	3,900	(247)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	3,000	(189)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	1,700	(104)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	4,700	(286)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	2,800	(170)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	1,800	(107)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	1,800	(107)
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	22,200	165
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	40,300	313
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	101,600	315
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	102,300	127
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	9,200	43
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	16,200	51
Dow Jones CDX N.A. IG10 Index	Sell	0.463%	06/20/2013	GSC	14,200	42
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	11,300	1

						$5,386

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	$363
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	447
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		10,400	(77)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,600	(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		42,100	(188)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		6,050	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		35,400	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		64,850	(479)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		177,300	(1,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		44,500	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,400	(264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		152,900	1,314
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(241)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		39,400	(600)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		14,500	(170)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(452)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		6,200	(192)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	23,900	(571)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		9,100	(178)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		25,800	(1,512)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		7,000	(336)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		7,100	(346)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		7,600	(448)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(204)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		25,100	(1,538)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	(1,277)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	(412)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	(261)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	(409)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(400)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		98,400	(4,559)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	64
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(756)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(204)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	49,200	(1,352)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		32,100	(852)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		12,800	(334)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		25,000	(313)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		25,000	(318)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		21,200	(229)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		19,300	(154)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		58,100	(1,713)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	BCLY		540,800	(7,784)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(149)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(1,487)

							$(30,563)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	Pay	$(302)	12/24/2008	EUR20,700	$0

(i) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$840
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	608
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	419
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	251,700	2,439	1,169
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	713
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	172
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	538
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	1,410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	888

							$16,356	$6,757

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	2,597	$1,487	$969
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	2,597	2,360	830

				$3,847	$1,799

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$600
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	622
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	426
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	395
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	589
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	83,900	2,643	1,642
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,228	1,168
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	308
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	827
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	1,978
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	972

							$16,307	$9,527

(k) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	05/01/2023	$160	$161	$159
Fannie Mae	5.000%	07/01/2023	435,010	425,968	430,184
Fannie Mae	5.500%	07/01/2023	51,200	51,240	51,544
Freddie Mac	5.500%	07/01/2038	4,000	3,951	3,941
U.S. Treasury Notes	2.125%	04/30/2010	193,000	191,510	192,472
U.S. Treasury Notes	3.125%	11/30/2009	64,300	64,711	65,234
U.S. Treasury Notes	3.250%	12/31/2009	252,300	253,846	255,944

				$991,387	$999,478

(3)	Market value includes $1,495 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	04/2009	$0	$(19)	$(19)
Buy	AUD	4,379	07/2008	31	0	31
Buy	BRL	271,091	07/2008	22,383	0	22,383
Sell		271,091	07/2008	0	(7,216)	(7,216)
Buy		344,115	12/2008	14,893	0	14,893
Sell		21,962	12/2008	0	(1,140)	(1,140)
Buy	CLP	2,743,870	12/2008	0	(484)	(484)
Buy	CNY	174,830	11/2008	332	0	332
Sell	EUR	108,657	07/2008	0	(1,378)	(1,378)
Sell	GBP	130,502	08/2008	0	(1,435)	(1,435)
Buy	INR	326,924	08/2008	0	(686)	(686)
Buy		886,080	11/2008	0	(1,733)	(1,733)
Sell	JPY	3,896,408	07/2008	0	(608)	(608)
Buy	KRW	33,054,898	08/2008	0	(3,675)	(3,675)
Sell		33,054,898	08/2008	86	(21)	65
Buy	KWD	578	04/2009	0	(24)	(24)
Buy	MXN	371,486	07/2008	2,365	0	2,365
Sell		371,486	07/2008	0	(1,431)	(1,431)
Buy	MYR	67,086	11/2008	0	(264)	(264)
Buy		30,599	02/2009	0	(194)	(194)
Buy	PHP	756,791	08/2008	1	(198)	(197)
Buy	PLN	90,015	07/2008	9,224	0	9,224
Sell		90,015	07/2008	0	(6,214)	(6,214)
Buy	RUB	1,923,889	07/2008	4,645	0	4,645
Sell		1,923,889	07/2008	0	(3,626)	(3,626)
Buy		388,164	11/2008	740	0	740
Buy		337,180	05/2009	191	0	191
Sell		388,164	05/2009	0	(309)	(309)
Buy	SAR	7,838	04/2009	0	(18)	(18)
Buy	SEK	55,848	09/2008	41	0	41
Buy	SGD	96,137	11/2008	878	0	878
Buy	ZAR	11,656	07/2008	0	(215)	(215)
Sell		11,656	07/2008	0	(43)	(43)
Buy		11,656	12/2008	41	0	41

				$55,851	$(30,931)	$24,920

(m) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$11,003,824	$24,635	$11,028,459
Other Financial Instruments ++	59,617	(1,038,501)	(8,215)	(987,099)

Total	$59,617	$9,965,323	$16,420	$10,041,360

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/ (out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$133,258	$4,468	$105	$(4,903)	$(108,293)	$24,635
Other Financial Instruments ++	(3,360)	0	0	(4,133)	(722)	(8,215)

Total	$129,898	$4,468	$105	$(9,036)	$(109,015)	$16,420

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund II

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.9%
Banking & Finance 23.7%
Allstate Life Global Funding Trusts
2.841% due 03/23/2009	$300	$299
5.375% due 04/30/2013	400	399
American Express Centurion Bank
2.495% due 06/12/2009	1,600	1,587
American Express Credit Corp.
2.508% due 11/09/2009	1,000	977
Bank of America Corp.
2.904% due 11/06/2009	400	396
8.000% due 12/29/2049	3,100	2,912
Bank of America N.A.
2.638% due 02/27/2009	800	797
3.056% due 06/15/2016	3,300	2,987
Bear Stearns Cos., Inc.
2.728% due 02/23/2010	1,900	1,864
2.768% due 08/21/2009	500	494
2.839% due 05/18/2010	1,600	1,562
3.218% due 07/19/2010	900	883
6.950% due 08/10/2012	900	937
CIT Group, Inc.
2.959% due 12/19/2008	500	495
3.049% due 01/30/2009	2,900	2,806
Citigroup Funding, Inc.
2.481% due 04/23/2009	2,400	2,369
2.667% due 12/08/2008	600	595
2.809% due 06/26/2009	400	394
Citigroup, Inc.
2.831% due 12/28/2009	500	488
2.848% due 12/26/2008	1,100	1,096
5.500% due 04/11/2013	1,400	1,368
General Electric Capital Corp.
2.816% due 03/12/2010	1,400	1,393
2.888% due 01/20/2010	1,600	1,594
2.937% due 10/26/2009	1,500	1,495
Goldman Sachs Group, Inc.
3.012% due 07/29/2008	900	900
3.250% due 07/23/2009	3,700	3,677
HSBC Finance Corp.
2.906% due 09/15/2008	3,500	3,498
KeyBank N.A.
4.682% due 06/02/2010	700	698
Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	900	858
2.998% due 10/22/2008	5,800	5,779
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	800	767
2.768% due 08/14/2009	200	194
2.831% due 12/22/2008	1,500	1,490
2.960% due 10/23/2008	900	895
Metropolitan Life Global Funding I
2.759% due 05/17/2010	1,100	1,085
5.125% due 04/10/2013	3,200	3,156
Morgan Stanley
2.521% due 11/21/2008	500	498
2.803% due 01/15/2010	1,300	1,258
2.820% due 05/07/2009	800	788
2.844% due 02/09/2009	700	694
Pacific Life Global Funding
5.150% due 04/15/2013	1,800	1,783
Pricoa Global Funding I
2.957% due 07/27/2009	2,500	2,483
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	300
Wachovia Corp.
2.843% due 10/15/2011	2,700	2,567
2.949% due 10/28/2008	900	881
5.500% due 05/01/2013	200	192
7.980% due 12/31/2049	5,000	4,605

		69,233

Industrials 1.4%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,948
Amgen, Inc.
2.726% due 11/28/2008	600	597
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	598

		4,143

Utilities 0.8%
Dominion Resources, Inc.
3.864% due 06/17/2010	2,200	2,203

Total Corporate Bonds & Notes (Cost $77,166)		75,579

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008	1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)		993

U.S. GOVERNMENT AGENCIES 47.3%
Fannie Mae
2.932% due 10/25/2030	175	175
4.646% due 07/01/2035	611	619
4.659% due 01/01/2035	669	677
4.810% due 09/01/2028	226	227
4.945% due 12/01/2034	3,171	3,279
4.991% due 06/01/2035	3,674	3,718
4.994% due 07/01/2042	402	402
5.000% due 11/01/2017 - 07/01/2037	43,957	43,684
5.044% due 09/01/2041	870	867
5.194% due 08/01/2030 - 10/01/2030	481	480
5.500% due 02/01/2009 - 02/01/2038	27,353	27,464
5.875% due 01/01/2024	133	135
6.000% due 03/01/2016 - 07/01/2038	26,058	26,373
6.500% due 09/01/2012 - 12/25/2042	527	541
8.000% due 11/25/2023	203	219
9.250% due 10/25/2018	6	6
10.500% due 05/01/2012	52	57
Federal Housing Administration
7.430% due 07/01/2024	921	923
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	9,594	9,406
2.701% due 02/15/2019	3,117	3,056
2.821% due 12/15/2030	597	590
2.871% due 06/15/2018	177	175
4.908% due 07/01/2035	893	901
4.994% due 02/25/2045	844	785
5.000% due 11/01/2018 - 07/15/2024	2,593	2,608
6.000% due 02/01/2016 - 07/01/2038	1,186	1,203
6.500% due 07/25/2043	1,570	1,618
7.340% due 07/01/2023	86	86
8.500% due 06/01/2009 - 06/01/2025	10	11
Ginnie Mae
2.982% due 09/20/2030	49	49
5.125% due 10/20/2025	396	398
5.625% due 07/20/2023 - 07/20/2030	762	770
6.000% due 07/01/2038	5,000	5,076
6.375% due 04/20/2022 - 05/20/2027	855	871
7.000% due 11/15/2022	145	155
7.500% due 02/15/2022 - 03/15/2024	218	234
7.750% due 01/17/2030	23	25
8.000% due 03/15/2023 - 05/15/2024	70	77
9.000% due 07/20/2016 - 08/15/2030	125	137

Total U.S. Government Agencies (Cost $138,279)		138,077

MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,157	1,895
4.390% due 02/25/2045	610	546
Banc of America Funding Corp.
4.110% due 05/25/2035	4,826	4,515
Bear Stearns Adjustable Rate Mortgage Trust
4.747% due 01/25/2034	522	501
4.750% due 10/25/2035	2,894	2,868
5.425% due 04/25/2033	1,180	1,115
5.615% due 02/25/2033	104	97
6.736% due 02/25/2033	63	62
Bear Stearns Alt-A Trust
5.372% due 05/25/2035	1,258	1,078
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	894	794
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	45	42
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	29	29
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	911	890
4.799% due 11/25/2034	492	473
5.250% due 02/20/2036	1,206	964
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	162	147
5.785% due 06/25/2032	3	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	537	501
First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	766	670
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	595	524
GS Mortgage Securities Corp. II
2.540% due 03/06/2020	666	624
GSR Mortgage Loan Trust
4.519% due 06/25/2034	857	793
4.539% due 09/25/2035	4,144	4,019
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	301	281
JPMorgan Mortgage Trust
5.020% due 02/25/2035	129	122
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	730	733
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	106	101
Merrill Lynch Mortgage Investors, Inc.
4.490% due 02/25/2035	1,397	1,352
Morgan Stanley Capital I
2.542% due 10/15/2020	180	168
Prime Mortgage Trust
2.882% due 02/25/2019	59	56
2.882% due 02/25/2034	336	305
Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037	882	678
2.732% due 07/19/2035	386	321
2.812% due 09/19/2032	349	318
9.455% due 06/25/2029	358	381
Structured Asset Securities Corp.
5.432% due 10/25/2035	393	359
5.820% due 07/25/2032	7	6
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	463	444
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	800	741
2.561% due 09/15/2021	480	453
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	381	306
2.772% due 10/25/2045	249	194
4.258% due 01/25/2047	304	229
4.361% due 02/27/2034	939	873
4.728% due 11/25/2042	77	71
4.928% due 06/25/2042	167	152

Total Mortgage-Backed Securities (Cost $34,294)		31,794

ASSET-BACKED SECURITIES 9.6%
Amortizing Residential Collateral Trust
2.772% due 07/25/2032	43	36
Asset-Backed Funding Certificates
2.542% due 01/25/2037	323	314
Asset-Backed Securities Corp. Home Equity
2.758% due 09/25/2034	151	130
4.121% due 03/15/2032	554	485
BA Credit Card Trust
3.051% due 04/15/2013	400	399
3.183% due 12/15/2014	1,700	1,690
Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037	869	830
3.482% due 10/25/2037	1,109	916
Carrington Mortgage Loan Trust
2.532% due 01/25/2037	819	792
Chase Issuance Trust
2.481% due 02/15/2011	1,700	1,697
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	46	43
Countrywide Asset-Backed Certificates
2.532% due 03/25/2037	607	592
2.532% due 05/25/2037	2,838	2,774
2.532% due 07/25/2037	2,172	2,096
2.662% due 09/25/2036	2,412	2,308
2.962% due 12/25/2031	169	127
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	404	393
2.572% due 12/25/2037	1,303	1,253
Daimler Chrysler Auto Trust
3.378% due 07/08/2011	600	603
3.928% due 09/10/2012	300	303
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038	831	803
First USA Credit Card Master Trust
2.641% due 04/18/2011	1,500	1,500
Fremont Home Loan Trust
2.542% due 01/25/2037	368	348
GSAMP Trust
2.552% due 12/25/2036	510	495
GSR Mortgage Loan Trust
2.582% due 11/25/2030	25	25
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	229	225
HSBC Asset Loan Obligation
2.542% due 12/25/2036	2,106	2,021
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	1,490	1,411
Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	260	257
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	159	157
Lehman XS Trust
2.552% due 05/25/2046	117	112
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	19	15
MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	394	385
Morgan Stanley ABS Capital I
2.532% due 11/25/2036	642	607
Option One Mortgage Loan Trust
2.532% due 01/25/2037	496	484
Park Place Securities, Inc.
2.794% due 10/25/2034	700	611
Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036	406	380
SLM Student Loan Trust
3.220% due 01/25/2015	195	194
Structured Asset Securities Corp.
2.772% due 01/25/2033	47	40
Wells Fargo Home Equity Trust
2.532% due 01/25/2037	224	219

Total Asset-Backed Securities (Cost $29,243)		28,070

	Shares
CONVERTIBLE PREFERRED STOCKS 0.3%
Bank of America Corp.
7.250% due 12/31/2049	1,000	884

Total Convertible Preferred Stocks (Cost $1,000)		884

PREFERRED STOCKS 1.7%
DG Funding Trust
5.041% due 12/31/2049	510	5,089

Total Preferred Stocks (Cost $5,100)		5,089

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.1%
Commercial Paper 4.8%
Citibank N.A.
3.570% due 08/19/2008	$5,700	5,672
Federal Home Loan Bank
2.000% due 07/01/2008	7,400	7,400
2.109% due 07/07/2008	900	900

		13,972

Repurchase Agreements 1.1%
State Street Bank and Trust Co.
1.650% due 07/01/2008	3,130	3,130
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $3,195. Repurchase proceeds are $3,130.)

U.S. Treasury Bills 0.2%
1.748% due 09/11/2008 - 09/25/2008 (a)(b)	500	497

Total Short-Term Instruments (Cost $17,600)		17,599

PURCHASED OPTIONS (f) 0.1% (Cost $730)		268
Total Investments 102.2% (Cost $304,412)		$298,353
Written Options (g) (0.2%) (Premiums $816)		(445)
Other Assets and Liabilities (Net) (2.0%)		(5,889)

Net Assets 100.0%		$292,019

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings outstanding during the period ended June 30, 2008 was $1,310 at a weighted average interest rate of 2.659%. On June 30, 2008, there were no open reverse repurchase agreements.

(d) Cash of $2,091 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	390	$1,656
90-Day Eurodollar December Futures	Long	12/2009	59	(158)
90-Day Eurodollar June Futures	Long	06/2009	112	(164)
90-Day Eurodollar March Futures	Long	03/2009	263	393
90-Day Eurodollar March Futures	Long	03/2010	34	(81)
90-Day Eurodollar September Futures	Long	09/2008	35	12
90-Day Eurodollar September Futures	Long	09/2009	148	(35)

				$1,623

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$400	$(3)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	500	(1)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	500	(16)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	500	(16)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	2,500	(5)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	1,000	(20)

						$(61)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$3,100	$185
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(72)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)

						$20

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$3,100	$10
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	4,200	12
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	1,600	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	11,200	(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	500	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,400	32
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	10,000	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	900	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	1,100	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	900	(16)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	1,000	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS	6,500	(39)

						$(75)

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$6,700	$76	$32
Call -OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,400	47	21
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	32	14
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	68	34
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,400	83	34
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	21,200	186	56
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	15,000	162	44
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	76	33

							$730	$268

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	70	$40	$26
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	70	64	22

				$104	$48

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,200	$71	$48
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,000	25	14
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	700	23	14
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	33	20
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	75	47
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,500	82	49
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	7,000	175	91
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,000	151	67
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	77	47

							$712	$397

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
U.S. Treasury Notes	2.125%	04/30/2010	$5,000	$4,961	$4,986
U.S. Treasury Notes	3.125%	11/30/2009	1,700	1,711	1,725
U.S. Treasury Notes	3.250%	12/31/2009	500	503	507

				$7,175	$7,218

(3)	Market value includes $27 of interest payable on short sales.

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$297,431	$922	$298,353
Other Financial Instruments++	1,623	(7,710)	(42)	(6,129)

Total	$1,623	$289,721	$880	$292,224

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$938	$(9)	$0	$(7)	$0	$922
Other Financial Instruments++	(1)	0	0	(22)	(19)	(42)

Total	$937	$(9)	$0	$(29)	$(19)	$880

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund III

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 31.0%
Banking & Finance 25.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$200
American Express Centurion Bank
2.495% due 06/12/2009		1,000	992
American Honda Finance Corp.
2.774% due 08/05/2008		200	200
2.784% due 02/09/2010		1,000	999
ANZ National International Ltd.
2.798% due 08/07/2009		300	300
Bank of America Corp.
8.000% due 12/29/2049		3,500	3,287
Bank of America N.A.
2.786% due 06/12/2009		300	299
2.812% due 12/18/2008		100	100
3.056% due 06/15/2016		800	724
Bank of Ireland
2.819% due 12/19/2008		1,100	1,100
Bear Stearns Cos., Inc.
2.839% due 05/18/2010		300	293
2.979% due 07/16/2009		100	99
Calabash Re Ltd.
11.214% due 01/08/2010		300	300
13.714% due 01/08/2010		300	308
CIT Group, Inc.
2.826% due 08/15/2008		500	500
Citigroup Funding, Inc.
2.809% due 06/26/2009		200	197
Citigroup Global Markets Holdings, Inc.
4.344% due 01/12/2009		100	100
Citigroup, Inc.
2.831% due 12/28/2009		500	488
2.848% due 12/26/2008		200	199
2.869% due 05/18/2010		1,100	1,080
5.500% due 04/11/2013		700	684
Credit Agricole S.A.
2.646% due 05/28/2009		200	199
2.694% due 05/28/2010		200	198
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
7.375% due 10/28/2009		200	182
7.875% due 06/15/2010		100	86
General Electric Capital Corp.
2.918% due 10/21/2010		600	596
Goldman Sachs Group, Inc.
2.806% due 11/10/2008		100	100
2.851% due 03/30/2009		300	298
2.891% due 12/22/2008		300	293
HSBC Finance Corp.
2.813% due 12/05/2008		200	199
2.866% due 03/12/2010		800	778
2.906% due 09/15/2008		100	100
2.966% due 05/10/2010		100	98
ICICI Bank Ltd.
3.250% due 01/12/2010		300	291
JPMorgan Chase & Co.
6.625% due 03/15/2012		2,600	2,684
KeyBank N.A.
4.682% due 06/02/2010		300	299
Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009		200	194
2.778% due 08/21/2009		300	294
2.778% due 05/25/2010		100	93
2.820% due 11/16/2009		300	286
3.011% due 12/23/2010		200	188
5.625% due 01/24/2013		300	284
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		300	288
2.768% due 08/14/2009		200	194
2.989% due 01/30/2009		300	295
3.120% due 07/25/2011		300	274
Metropolitan Life Global Funding I
2.759% due 05/17/2010		400	395
5.125% due 04/10/2013		1,700	1,676
Morgan Stanley
2.803% due 01/15/2010		300	290
2.844% due 02/09/2009		1,400	1,387
2.984% due 01/18/2011		400	381
Mystic Re Ltd.
8.982% due 12/05/2008		300	294
Pacific Life Global Funding
5.150% due 04/15/2013		1,000	990
Residential Capital LLC
5.758% due 05/22/2009		300	218
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		900	899
SLM Corp.
3.060% due 07/27/2009		200	188
3.080% due 07/26/2010		100	89
UBS AG
3.704% due 05/05/2010		800	797
Wachovia Corp.
2.949% due 10/28/2008		100	98
7.980% due 12/31/2049		4,500	4,145

			33,172

Industrials 3.2%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		500	508
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	215
Daimler Finance North America LLC
3.138% due 03/13/2009		300	299
3.234% due 08/03/2009		300	298
3.403% due 10/31/2008		700	699
Home Depot, Inc.
2.901% due 12/16/2009		600	584
Kimberly-Clark Corp.
2.999% due 07/30/2010		400	398
Transocean, Inc.
2.873% due 09/05/2008		200	200
Tyco International Group S.A.
6.125% due 01/15/2009		1,000	1,010

			4,211

Utilities 2.6%
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		2,700	2,877
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		600	602

			3,479

Total Corporate Bonds & Notes (Cost $42,017)			40,862

U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
2.582% due 01/25/2021 (b)		914	906
2.682% due 10/27/2037 (b)		1,900	1,818
2.832% due 09/25/2042		256	237
2.882% due 05/25/2031 (b)		223	220
4.460% due 05/01/2035 (b)		109	110
4.500% due 08/01/2035 (b)		567	571
4.551% due 11/01/2035 (b)		215	215
4.646% due 07/01/2035 (b)		111	112
4.761% due 08/01/2029 (b)		244	244
4.994% due 07/01/2042 (b)		74	74
5.000% due 03/25/2017 (b)		439	445
5.000% due 11/01/2019 - 07/01/2023		14,601	14,491
5.044% due 09/01/2041 (b)		158	158
5.194% due 09/01/2040 (b)		30	30
5.452% due 03/01/2035 (b)		30	31
5.500% due 02/01/2009 - 05/01/2037 (b)		19,911	20,022
5.500% due 02/01/2017 - 10/01/2022		8,777	8,851
5.745% due 11/01/2035 (b)		72	73
5.827% due 02/01/2031 (b)		64	65
6.000% due 03/01/2017 - 11/01/2017		366	377
6.169% due 11/01/2034 (b)		64	64
6.500% due 09/01/2036 - 09/01/2037 (b)		98	102
6.500% due 12/25/2042		19	19
Freddie Mac
2.522% due 12/25/2036		514	497
2.621% due 07/15/2019 - 10/15/2020 (b)		3,577	3,507
2.701% due 02/15/2019 (b)		1,264	1,239
2.821% due 12/15/2030 (b)		80	79
2.871% due 06/15/2018 (b)		50	50
2.921% due 11/15/2030 (b)		14	14
4.690% due 06/01/2035 (b)		508	507
4.704% due 08/01/2035 (b)		574	579
4.908% due 07/01/2035 (b)		187	189
4.994% due 02/25/2045		121	112
5.000% due 04/15/2012 - 07/15/2024 (b)		330	332
6.000% due 03/01/2016 - 08/01/2016 (b)		87	89
6.000% due 07/01/2038		400	404
6.500% due 07/25/2043		193	199
Ginnie Mae
5.000% due 02/20/2032		47	47
6.000% due 07/01/2038		2,000	2,030
6.375% due 06/20/2027 - 05/20/2030		99	101
8.500% due 10/20/2026		15	16

Total U.S. Government Agencies (Cost $59,109)			59,226

MORTGAGE-BACKED SECURITIES 18.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		389	342
4.390% due 02/25/2045		76	68
Banc of America Funding Corp.
4.110% due 05/25/2035		2,145	2,007
Bear Stearns Adjustable Rate Mortgage Trust
4.747% due 01/25/2034		80	77
4.750% due 10/25/2035		434	430
5.425% due 04/25/2033		145	136
5.615% due 02/25/2033		10	10
6.736% due 02/25/2033		6	6
Bear Stearns Alt-A Trust
5.372% due 05/25/2035		225	192
5.701% due 09/25/2035		53	44
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		298	264
Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037		615	552
4.700% due 12/25/2035		76	73
4.900% due 12/25/2035		112	107
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		367	364
6.500% due 06/25/2033		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		336	328
4.799% due 11/25/2034		189	182
5.250% due 02/20/2036		190	152
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		113	113
GMAC Mortgage Corp. Loan Trust
5.012% due 11/19/2035		112	105
Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047		164	155
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		254	238
GSR Mortgage Loan Trust
4.519% due 06/25/2034		122	113
4.539% due 09/25/2035		622	603
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		169	169
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		35	34
Mellon Residential Funding Corp.
2.911% due 12/15/2030		632	587
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		97	78
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		42	38
Morgan Stanley Capital I
2.542% due 10/15/2020		72	67
Prime Mortgage Trust
2.882% due 02/25/2019		15	14
2.882% due 02/25/2034		37	34
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		237	222
4.928% due 01/25/2035		155	147
5.305% due 08/25/2034		302	285
Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037		321	247
2.732% due 07/19/2035		115	104
2.762% due 02/25/2036		68	52
Structured Asset Securities Corp.
5.369% due 01/25/2032		4	4
5.432% due 10/25/2035		147	135
Thornburg Mortgage Securities Trust
2.592% due 03/25/2046		239	236
2.592% due 11/25/2046		132	127
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		356	329
2.561% due 09/15/2021		137	130
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		69	56
2.772% due 10/25/2045		36	28
2.808% due 11/25/2034		231	199
4.258% due 01/25/2047		76	57
4.928% due 06/25/2042		80	73
4.990% due 05/25/2041		30	27
5.028% due 09/25/2046		144	112
Washington Mutual MSC Mortgage Pass-Through Certificates
6.792% due 02/25/2033		16	16
Wells Fargo Mortgage-Backed Securities Trust
4.612% due 01/25/2034		14,342	13,641

Total Mortgage-Backed Securities (Cost $24,823)			23,912

ASSET-BACKED SECURITIES 24.3%
Accredited Mortgage Loan Trust
2.522% due 09/25/2036		196	194
Asset-Backed Funding Certificates
2.542% due 01/25/2037		92	90
Atrium CDO Corp.
3.337% due 06/27/2015		577	559
BA Credit Card Trust
2.671% due 01/15/2013		2,700	2,676
2.691% due 04/16/2012		200	199
3.051% due 04/15/2013		800	799
3.183% due 12/15/2014		800	795
3.671% due 12/16/2013		1,000	1,016
Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037		248	237
3.482% due 10/25/2037		462	382
Carrington Mortgage Loan Trust
2.582% due 06/25/2037		203	195
Citibank Credit Card Issuance Trust
2.990% due 07/25/2011		400	399
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036		19	19
2.542% due 01/25/2037		249	247
2.542% due 05/25/2037		527	500
2.542% due 07/25/2045		936	870
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037		70	70
2.532% due 05/25/2037		581	561
2.662% due 09/25/2036		905	865
2.962% due 12/25/2031		28	21
Credit-Based Asset Servicing & Securitization LLC
2.602% due 07/25/2037		2,835	2,634
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038		297	287
First USA Credit Card Master Trust
2.641% due 04/18/2011		500	500
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		600	601
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036		86	84
GSAMP Trust
2.602% due 12/25/2035		25	25
2.772% due 03/25/2034		53	53
GSR Mortgage Loan Trust
2.582% due 11/25/2030		7	7
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		5,904	5,715
2.532% due 12/25/2036		58	56
Lehman XS Trust
2.562% due 11/25/2046		6,139	5,836
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		6	5
Morgan Stanley ABS Capital I
2.532% due 07/25/2036		129	123
2.532% due 11/25/2036		4,386	4,147
Residential Asset Securities Corp.
2.522% due 08/25/2036		26	26
Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036		203	190
SLM Student Loan Trust
3.170% due 07/25/2013		195	195
3.220% due 01/25/2015		98	97
3.420% due 10/25/2017		400	394
Soundview Home Equity Loan Trust
2.562% due 01/25/2037		400	391
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034		30	29
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		75	73

Total Asset-Backed Securities (Cost $32,962)			32,162

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
2.772% due 06/01/2009		300	298
Korea Development Bank
2.931% due 04/03/2010		300	299

Total Sovereign Issues (Cost $600)			597

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	400	212

Total Foreign Currency-Denominated Issues (Cost $206)			212

	Shares
CONVERTIBLE PREFERRED STOCKS 0.7%
Bank of America Corp.
7.250% due 12/31/2049		1,000	884

Total Convertible Preferred Stocks (Cost $1,000)			884

PREFERRED STOCKS 0.5%
DG Funding Trust
5.041% due 12/31/2049		65	648

Total Preferred Stocks (Cost $687)			648

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.1%
Certificates of Deposit 0.0%
Bank of Ireland
2.753% due 01/15/2010		$50	49

Repurchase Agreements 1.9%
Deutsche Bank AG
1.500% due 07/01/2008		1,000	1,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $1,020. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		1,496	1,496
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $1,529. Repurchase proceeds are $1,496.)

			2,496

U.S. Treasury Bills 0.2%
1.850% due 09/11/2008 (a)		250	249

Total Short-Term Instruments (Cost $2,795)			2,794

PURCHASED OPTIONS (e) 0.1% (Cost $214)			79
Total Investments 122.3% (Cost $164,413)			$161,376
Written Options (f) (0.1%) (Premiums $263)			(143)
Other Assets and Liabilities (Net) (22.2%)			(29,267)

Net Assets 100.0%			$131,966

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(b) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $41,249 at a weighted average interest rate of 2.375%. On June 30, 2008, securities valued at $30,146 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $1,146 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	7	$0
90-Day Euribor June Futures	Long	06/2009	4	(1)
90-Day Euribor March Futures	Long	03/2009	7	0
90-Day Eurodollar December Futures	Long	12/2008	245	1,059
90-Day Eurodollar December Futures	Long	12/2009	18	(48)
90-Day Eurodollar June Futures	Long	06/2009	44	(53)
90-Day Eurodollar March Futures	Long	03/2009	170	344
90-Day Eurodollar March Futures	Long	03/2010	12	(29)
90-Day Eurodollar September Futures	Long	09/2008	12	7
90-Day Eurodollar September Futures	Long	09/2009	102	135
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	10	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	15	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	67	(47)

				$1,307

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$100	$0
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	300	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	300	(10)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	1,000	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	900	7
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.400%	03/20/2013	BNP	200	17
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	200	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	200	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.300%	03/20/2013	BNP	100	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	400	(95)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	LEH	600	(131)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(28)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	600	(15)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(156)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	1,100	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	400	(8)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	1,000	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	BCLY	200	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(2)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	400	1
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	400	(13)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	24
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	1,000	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	200	4
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	1,000	(13)

						$(449)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$2,200	$131
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,100	8
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	200	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	1,500	6

						$115

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,400	$4
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		2,000	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		500	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,700	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		200	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,500	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		6,400	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		300	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	200	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	1,900	(20)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	800	(4)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		500	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		500	(5)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		500	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(37)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		800	(12)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	600	(16)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		400	(11)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(3)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		400	(5)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		400	(5)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		200	(2)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		200	(1)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	BCLY		6,700	(96)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		$4,600	(27)

							$(350)

(e) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$2,100	$24	$10
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	4
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,000	40	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	6,500	57	17
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	4,200	45	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	24	11

							$214	$79

(f) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	34	$19	$13
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	34	31	11

				$50	$24

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$700	$22	$15
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	41	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	2,300	57	30
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	1,400	42	19
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	16

							$213	$119

(g) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
U.S. Treasury Notes	2.125%	04/30/2010	$2,400	$2,381	$2,393
U.S. Treasury Notes	3.125%	11/30/2009	1,200	1,208	1,217
U.S. Treasury Notes	3.250%	12/31/2009	800	805	812

				$4,394	$4,422

(3)	Market value includes $16 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	134	04/2009	$0	$0	$0
Buy	AUD	61	07/2008	0	0	0
Buy	BRL	3,836	07/2008	489	0	489
Sell		3,836	07/2008	0	(95)	(95)
Buy		4,448	12/2008	139	0	139
Sell		498	12/2008	0	(26)	(26)
Buy	CLP	35,403	12/2008	0	(6)	(6)
Buy	CNY	2,289	11/2008	4	0	4
Sell	EUR	831	07/2008	0	(13)	(13)
Sell	GBP	1,812	08/2008	0	(20)	(20)
Buy	INR	8,666	08/2008	0	(18)	(18)
Sell	JPY	33,095	07/2008	0	(5)	(5)
Buy	KRW	780,345	08/2008	0	(80)	(80)
Sell		780,345	08/2008	1	(1)	0
Buy	KWD	10	04/2009	0	0	0
Buy	MXN	4,319	07/2008	31	0	31
Sell		4,319	07/2008	0	(13)	(13)
Buy	MYR	875	11/2008	0	(4)	(4)
Buy		393	02/2009	0	(3)	(3)
Buy	PHP	9,758	08/2008	0	(3)	(3)
Buy	PLN	1,097	07/2008	115	0	115
Sell		1,097	07/2008	0	(76)	(76)
Buy	RUB	16,026	07/2008	39	0	39
Sell		16,026	07/2008	0	(17)	(17)
Buy		3,237	11/2008	7	0	7
Buy		1,932	05/2009	1	0	1
Sell		3,237	05/2009	0	(2)	(2)
Buy	SAR	138	04/2009	0	0	0
Buy	SEK	756	09/2008	1	0	1
Buy	SGD	1,790	11/2008	36	0	36
Buy	ZAR	157	07/2008	0	(3)	(3)
Sell		157	07/2008	0	(1)	(1)
Buy		194	12/2008	0	0	0

				$863	$(386)	$477

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$160,724	$652	$161,376
Other Financial Instruments++	1,307	(4,657)	(99)	(3,449)

Total	$1,307	$156,067	$553	$157,927

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$1,922	$709	$3	$(52)	$(1,930)	$652
Other Financial Instruments++	(23)	0	0	(63)	(13)	(99)

Total	$1,899	$709	$3	$(115)	$(1,943)	$553

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Moderate Duration Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)

BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
6.780% due 08/03/2012		$7,940	$6,576

Total Bank Loan Obligations (Cost $7,593)			6,576

CORPORATE BONDS & NOTES 26.5%
Banking & Finance 22.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,095
American Express Bank FSB
2.541% due 06/22/2009		2,740	2,720
2.775% due 06/12/2017		18,000	16,371
American General Finance Corp.
6.900% due 12/15/2017		13,000	11,364
ANZ National International Ltd.
2.798% due 08/07/2009		3,200	3,194
Bank of America Corp.
2.904% due 11/06/2009		2,000	1,982
8.000% due 12/29/2049		17,200	16,155
Bank of America N.A.
2.638% due 02/27/2009		4,000	3,986
3.056% due 06/15/2016		17,500	15,840
Bank of Ireland
2.819% due 12/19/2008		4,900	4,899
Bear Stearns Cos., Inc.
3.218% due 07/19/2010		15,500	15,208
6.950% due 08/10/2012		8,100	8,433
Citigroup Funding, Inc.
2.667% due 12/08/2008		3,100	3,076
2.809% due 06/26/2009		2,200	2,170
Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009		20,700	20,500
Citigroup, Inc.
2.831% due 12/28/2009		2,100	2,049
5.500% due 04/11/2013		7,500	7,330
6.200% due 03/15/2009		110	111
8.400% due 04/29/2049		7,200	6,853
Credit Agricole S.A.
2.646% due 05/28/2009		2,500	2,489
2.694% due 05/28/2010		2,900	2,871
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,200	1,878
5.800% due 01/12/2009		3,300	3,151
7.250% due 10/25/2011		400	310
7.375% due 10/28/2009		2,100	1,913
7.375% due 02/01/2011		500	406
7.875% due 06/15/2010		1,500	1,296
8.625% due 11/01/2010		700	594
General Electric Capital Corp.
2.746% due 08/15/2011		100	99
2.768% due 01/05/2009		2,400	2,400
2.788% due 10/06/2010		4,500	4,468
2.888% due 01/20/2010		14,200	14,148
GMAC LLC
6.000% due 12/15/2011		500	344
Goldman Sachs Group, Inc.
2.841% due 12/23/2008		12,300	12,259
2.851% due 03/30/2009		6,800	6,760
3.308% due 07/22/2015		5,649	5,190
HSBC Finance Corp.
2.878% due 10/21/2009		2,300	2,247
ICICI Bank Ltd.
3.250% due 01/12/2010		4,700	4,559
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		4,600	4,576
2.778% due 05/25/2010		2,500	2,317
2.820% due 11/16/2009		9,600	9,151
3.010% due 01/23/2009		2,000	1,957
5.625% due 01/24/2013		2,500	2,370
Longpoint Re Ltd.
8.064% due 05/08/2010		1,300	1,300
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		3,700	3,548
2.831% due 12/22/2008		12,500	12,418
Morgan Stanley
2.803% due 01/15/2010		9,700	9,385
4.778% due 05/14/2010		4,200	4,186
Mystic Re Ltd.
8.982% due 12/05/2008		4,100	4,014
12.682% due 06/07/2011		1,100	1,125
National Australia Bank Ltd.
3.208% due 02/08/2010		18,400	18,405
Osiris Capital PLC
7.713% due 01/15/2010		1,600	1,613
Petroleum Export Ltd.
5.265% due 06/15/2011		481	478
Phoenix Quake Ltd.
5.134% due 07/03/2008		700	700
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008		300	300
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		600	600
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,903
Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010		500	502
Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008		1,500	1,497
2.861% due 09/19/2008		12,600	12,587
Wachovia Corp.
2.732% due 12/01/2009		6,000	5,875
5.500% due 05/01/2013		400	383
7.980% due 12/31/2049		41,400	38,131

			351,039

Industrials 3.3%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		1,900	2,045
Daimler Finance North America LLC
3.218% due 03/13/2009		15,800	15,775
Gaz Capital S.A.
8.625% due 04/28/2034		17,900	19,466
HJ Heinz Co.
6.428% due 12/01/2020		800	807
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	7,666
Time Warner, Inc.
2.915% due 11/13/2009		2,700	2,625
Transocean, Inc.
2.873% due 09/05/2008		3,400	3,396

			51,780

Utilities 1.1%
AT&T, Inc.
2.884% due 02/05/2010		1,700	1,693
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	449
Verizon Communications, Inc.
6.100% due 04/15/2018		16,000	15,930

			18,072

Total Corporate Bonds & Notes (Cost $432,727)			420,891

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,500	1,569

Total Municipal Bonds & Notes (Cost $1,494)			1,569

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		4,000	3,973

Total Commodity Index-Linked Notes (Cost $4,000)			3,973

U.S. GOVERNMENT AGENCIES 65.6%
Fannie Mae
2.542% due 07/25/2037		4,160	4,109
2.882% due 11/25/2032		9	9
4.834% due 06/01/2035 (c)		13,514	13,643
4.970% due 01/01/2027		105	105
5.000% due 12/01/2013 - 07/01/2038		503,912	497,116
5.000% due 02/01/2019 (c)		11,173	11,161
5.500% due 03/01/2016 - 07/01/2038		141,705	140,820
5.500% due 09/01/2034 (c)		106,455	105,372
6.000% due 09/25/2016 - 07/01/2038		122,342	123,621
6.130% due 10/01/2008		146	145
6.500% due 01/01/2013 - 06/25/2044		14,628	15,310
7.000% due 05/01/2012 - 05/01/2032		213	224
7.500% due 03/01/2015 - 07/25/2041		291	312
8.000% due 06/01/2015 - 08/01/2031		43	45
12.000% due 05/01/2016		2	2
Federal Housing Administration
1.000% due 06/01/2023		62	62
7.430% due 04/01/2022		219	219
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		45,284	44,399
2.701% due 02/15/2019		16,260	15,941
4.000% due 05/01/2019		108	103
4.500% due 05/01/2018 - 05/01/2034		895	871
5.000% due 04/15/2016 - 09/01/2035		10,177	10,147
5.500% due 06/01/2017 - 10/01/2034		1,978	1,978
6.000% due 09/01/2013 - 07/01/2038		10,258	10,376
6.500% due 07/25/2043		5	5
7.000% due 04/01/2032		38	40
7.500% due 05/01/2015		2	2
8.000% due 01/01/2012		5	5
8.500% due 04/15/2025		293	316
Ginnie Mae
2.921% due 10/16/2030		37	37
3.071% due 02/16/2030		646	652
3.121% due 02/16/2030		442	442
5.000% due 09/15/2017 - 12/15/2017		141	142
5.125% due 11/20/2017 - 11/20/2025		60	61
5.375% due 03/20/2020 - 03/20/2028		287	289
5.500% due 01/15/2017 - 09/20/2034		13,977	13,804
6.000% due 07/20/2015 - 08/20/2034		144	146
6.500% due 01/20/2034 - 08/20/2034		109	113
7.000% due 07/15/2031 - 12/15/2032		105	112
7.500% due 04/20/2027 - 01/15/2031		491	525
8.000% due 04/15/2017 - 11/15/2022		1,123	1,217
9.000% due 06/15/2009 - 10/15/2017		14	14
9.500% due 08/15/2021 - 12/15/2021		17	19
Small Business Administration
4.340% due 03/01/2024		65	62
4.504% due 02/01/2014		53	50
4.750% due 07/01/2025		16,844	16,262
5.130% due 09/01/2023		16	16
6.090% due 07/01/2011		61	62
6.640% due 02/01/2011		1,047	1,077
7.449% due 08/01/2010		764	783
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015		2,000	2,040
5.290% due 08/01/2017		5,000	5,122

Total U.S. Government Agencies (Cost $1,049,518)			1,039,505

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,059	1,843
Banc of America Funding Corp.
4.110% due 05/25/2035		3,351	3,135
Bear Stearns Adjustable Rate Mortgage Trust
5.615% due 02/25/2033		259	243
6.736% due 02/25/2033		116	114
Bear Stearns Alt-A Trust
5.372% due 05/25/2035		4,312	3,698
5.701% due 09/25/2035		1,068	882
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		4,355	4,317
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035		17,281	16,477
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		2	2
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035		357	269
4.720% due 02/20/2035		4,652	4,545
4.799% due 11/25/2034		2,648	2,547
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		81	73
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		3,078	2,883
Indymac ARM Trust
6.446% due 01/25/2032		85	84
JPMorgan Mortgage Trust
5.020% due 02/25/2035		2,391	2,258
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		1,458	1,173
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		420	379
Prime Mortgage Trust
2.882% due 02/25/2019		134	127
2.882% due 02/25/2034		690	628
Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035		1,580	1,426
Structured Asset Securities Corp.
6.050% due 02/25/2032		33	30
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		2,251	2,155
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		3,999	3,703
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045		924	721
4.361% due 02/27/2034		8	7
4.728% due 11/25/2042		347	321
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,118	4,932

Total Mortgage-Backed Securities (Cost $62,318)			58,972

ASSET-BACKED SECURITIES 2.9%
Asset-Backed Funding Certificates
2.542% due 01/25/2037		1,524	1,479
BA Credit Card Trust
3.051% due 04/15/2013		2,100	2,097
Brazos Student Finance Corp.
2.870% due 06/01/2023		524	520
First USA Credit Card Master Trust
2.641% due 04/18/2011		6,800	6,800
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		30,000	30,311
Fremont Home Loan Owner Trust
3.272% due 12/25/2029		216	157
HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034		2,699	2,392
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		1,226	1,176
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		87	72
SLM Student Loan Trust
3.220% due 01/25/2015		878	875

Total Asset-Backed Securities (Cost $45,996)			45,879

SOVEREIGN ISSUES 0.2%
Hydro Quebec
2.560% due 09/29/2049		5,000	4,410

Total Sovereign Issues (Cost $4,613)			4,410

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	9,553
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	820
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,869

Total Foreign Currency-Denominated Issues (Cost $8,271)			12,242

		Shares
CONVERTIBLE PREFERRED STOCKS 0.3%
Bank of America Corp.
7.250% due 12/31/2049		5,000	4,420

Total Convertible Preferred Stocks (Cost $5,000)			4,420

PREFERRED STOCKS 0.6%
DG Funding Trust
5.041% due 12/31/2049		912	9,100

Total Preferred Stocks (Cost $9,440)			9,100

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.3%
Commercial Paper 3.5%
BNP Paribas Finance, Inc.
2.500% due 07/01/2008		$29,300	29,300
Danske Corp.
2.690% due 09/18/2008		6,500	6,460
Federal Home Loan Bank
2.000% due 07/01/2008		19,000	19,000

			54,760

Repurchase Agreements 0.3%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		4,932	4,932
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.400% due 05/13/2009 valued at $5,034. Repurchase proceeds are $4,932.)

U.S. Treasury Bills 0.5%
1.785% due 08/28/2008 - 09/25/2008 (a)(b)		7,750	7,707

Total Short-Term Instruments (Cost $67,413)			67,399

PURCHASED OPTIONS (f) 0.1% (Cost $3,447)			1,333

Total Investments 105.7% (Cost $1,701,830)			$1,676,269

Written Options (g) (0.1%) (Premiums $3,944)			(2,197)

Other Assets and Liabilities (Net) (5.6%)			(89,091)

Net Assets 100.0%			$1,584,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $7,707 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $16,281 at a weighted average interest rate of 2.458%. On June 30, 2008, securities valued at $20,707 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $10,820 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	88	$3
90-Day Euribor June Futures	Long	06/2009	50	(10)
90-Day Euribor March Futures	Long	03/2009	84	(3)
90-Day Eurodollar December Futures	Long	12/2008	2,568	10,611
90-Day Eurodollar December Futures	Long	12/2009	152	(245)
90-Day Eurodollar June Futures	Long	06/2009	465	(298)
90-Day Eurodollar March Futures	Long	03/2009	2,021	4,244
90-Day Eurodollar March Futures	Long	03/2010	116	(208)
90-Day Eurodollar September Futures	Long	09/2008	195	67
90-Day Eurodollar September Futures	Long	09/2009	265	(60)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	224	115
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	130	(163)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	(186)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	127	(211)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	196	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	829	(496)

				$13,046

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$2,200	$(16)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	2,800	(6)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	700	(1)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.630%	06/20/2013	DUB	13,800	(293)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.200%	06/20/2013	BNP	25,000	168
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.700%	06/20/2009	RBS	7,000	159
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.150%	06/20/2010	RBS	7,000	292
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.400%	03/20/2013	BNP	1,500	129
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	11,100	10
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	300	(71)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,700	(348)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	1,000	(192)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(26)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.400%	06/20/2009	MLP	400	(18)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	13
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	4,300	2
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	5,300	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	800	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	12,100	37
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.270%	06/20/2013	BCLY	15,000	(224)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.270%	06/20/2013	RBS	10,000	(149)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	500	(162)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	300	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(63)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	LEH	4,200	(916)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	DUB	15,000	(2,252)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	3,400	(93)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	7,400	(191)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(155)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(292)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	1,400	(387)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.880%	09/20/2012	DUB	1,500	(26)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.940%	09/20/2012	CSFB	3,100	(47)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	1,100	(2)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	200	0
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,000	2
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	2,000	(11)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	5,700	(180)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	700	(20)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	CSFB	1,000	19
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.795%	08/20/2012	MSC	5,100	(28)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	500	1
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,600	30
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	3,000	(15)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	4,000	(19)

						$(5,515)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$3,200	$255
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	6,161	(207)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,391	(44)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,400	(101)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,300	(82)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	800	(48)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	8,500	65
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	13,100	162
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	2,900	(5)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	8,900	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	19,400	73
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	2,400	8
Dow Jones CDX N.A. IG10 Index	Sell	0.463%	06/20/2013	GSC	2,100	6
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	1,700	0

						$(114)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		$7,300	$(55)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		1,100	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,800	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		5,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		33,700	(208)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		3,800	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		4,500	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,100	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,700	(32)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,100	(122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,400	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		3,500	(205)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		700	(34)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		1,100	(65)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		500	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		2,500	(153)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	17,500	(181)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	11,400	(59)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		6,800	(37)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		6,300	(60)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		5,800	(58)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,300	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		4,100	(198)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		9,700	(142)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(37)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	7,400	(203)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		4,800	(128)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,900	(50)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		3,600	(45)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		3,600	(46)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		3,200	(35)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		2,900	(23)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(140)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		4,300	(127)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		4,300	(127)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,600	(21)

							$(2,786)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date		Notional Amount	Unrealized (Depreciation)
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	Pay	$(43)	12/24/2008	EUR	3,000	$0

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$44,300	$481	$210
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,600	210	91
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,400	143	62
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	37,700	365	175
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	95,700	841	255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	66,300	716	193
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,800	488	213
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	19,200	203	134

							$3,447	$1,333

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	388	$222	$145
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	388	353	124

				$575	$269

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$5,900	$129	$89
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	10,200	328	221
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,600	116	64
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	98	59
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	149	88
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	12,600	396	246
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	31,900	795	417
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	22,100	666	298
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,300	496	299
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,400	196	147

							$3,369	$1,928

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.500%	07/01/2038	$168,900	$167,227	$166,498
Ginnie Mae	5.500%	07/01/2038	100	98	99
U.S. Treasury Notes	2.125%	04/30/2010	27,900	27,685	27,824
U.S. Treasury Notes	3.125%	11/30/2009	8,700	8,755	8,827
U.S. Treasury Notes	3.250%	12/31/2009	33,400	33,623	33,888

				$237,388	$237,136

(3)	Market value includes $214 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,182	04/2009	$0	$(3)	$(3)
Buy	AUD	551	07/2008	4	0	4
Buy	BRL	70,135	07/2008	8,433	0	8,433
Sell		70,135	07/2008	0	(2,227)	(2,227)
Buy		69,704	12/2008	2,706	0	2,706
Sell		24,394	12/2008	0	(1,180)	(1,180)
Buy	CLP	449,507	12/2008	0	(81)	(81)
Buy	CNY	26,278	11/2008	50	0	50
Sell	EUR	16,204	07/2008	0	(261)	(261)
Sell	GBP	20,292	08/2008	0	(223)	(223)
Buy	IDR	10,351,200	10/2008	10	0	10
Buy	INR	68,726	08/2008	0	(154)	(154)
Buy		394,283	11/2008	0	(771)	(771)
Sell	JPY	581,775	07/2008	0	(91)	(91)
Buy	KRW	6,245,788	08/2008	0	(722)	(722)
Sell		6,245,788	08/2008	16	(4)	12
Buy	KWD	89	04/2009	0	(4)	(4)
Buy	MXN	78,869	07/2008	555	0	555
Sell		78,869	07/2008	0	(344)	(344)
Buy	MYR	10,327	11/2008	0	(41)	(41)
Buy		4,890	02/2009	0	(31)	(31)
Sell	NZD	1,202	07/2008	0	(6)	(6)
Buy	PHP	257,008	08/2008	0	(143)	(143)
Buy	PLN	16,035	07/2008	1,671	0	1,671
Sell		16,035	07/2008	0	(1,107)	(1,107)
Buy	RUB	313,755	07/2008	718	0	718
Sell		313,755	07/2008	0	(610)	(610)
Buy		81,071	11/2008	168	0	168
Sell		2,410	11/2008	0	(7)	(7)
Buy		50,481	05/2009	29	0	29
Sell		78,661	05/2009	0	(62)	(62)
Buy	SAR	1,211	04/2009	0	(3)	(3)
Buy	SEK	7,624	09/2008	6	0	6
Buy	SGD	16,795	11/2008	244	0	244
Buy	ZAR	2,078	07/2008	0	(35)	(35)
Sell		2,078	07/2008	0	(8)	(8)
Buy		2,626	12/2008	7	(1)	6

				$14,617	$(8,119)	$6,498

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,674,118	$2,151	$1,676,269
Other Financial Instruments++	13,046	(240,147)	(889)	(227,990)

Total	$13,046	$1,433,971	$1,262	$1,448,279

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$2,264	$(3)	$0	$(110)	$0	$2,151
Other Financial Instruments++	(469)	0	0	(420)	0	(889)

Total	$1,795	$(3)	$0	$(530)	$0	$1,262

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Money Market Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.4%
Banking & Finance 8.6%
American Express Centurion Bank
2.648% due 11/07/2008	$3,900	$3,900
American Honda Finance Corp.
4.200% due 07/14/2008	7,400	7,398
Citigroup, Inc.
3.625% due 02/09/2009	4,400	4,403
John Deere Capital Corp.
2.984% due 09/25/2008	3,800	3,800
National Australia Bank Ltd.
2.682% due 12/01/2008	2,000	2,001
Royal Bank of Canada
2.509% due 09/09/2008	3,800	3,799
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008	7,700	7,704
Wachovia Corp.
2.532% due 10/28/2008	900	900
2.949% due 10/28/2008	5,405	5,403

		39,308

Industrials 0.8%
International Business Machines Corp.
2.431% due 09/02/2008	3,800	3,799

Total Corporate Bonds & Notes (Cost $43,108)		43,107

SHORT-TERM INSTRUMENTS 90.0%
Certificates of Deposit 7.3%
ABN AMRO N.A. Finance
2.605% due 08/13/2008	9,100	9,100
5.405% due 07/11/2008	8,100	8,100
Citibank N.A.
2.800% due 09/15/2008	16,500	16,500

		33,700

Commercial Paper 82.5%
ASB Finance Ltd.
2.750% due 07/09/2008	9,000	8,994
Australia & New Zealand Banking Group Ltd.
2.560% due 08/13/2008	17,000	16,948
Bank of America Corp.
2.700% due 09/09/2008	4,000	3,979
2.710% due 09/24/2008	14,000	13,910
Barclays U.S. Funding Corp.
2.680% due 08/01/2008	1,700	1,696
2.780% due 09/23/2008	11,100	11,028
BNP Paribas Finance, Inc.
2.741% due 09/18/2008	18,000	17,892
Danske Corp.
2.670% due 07/11/2008	9,000	8,993
DnB NOR Bank ASA
2.720% due 07/11/2008	4,000	3,997
Fannie Mae
2.270% due 11/12/2008	2,300	2,281
2.410% due 10/31/2008	14,400	14,282
Federal Home Loan Bank
2.000% due 07/01/2008	3,600	3,600
2.198% due 07/11/2008	48,900	48,870
2.260% due 11/07/2008	22,646	22,463
2.340% due 09/10/2008	10,000	9,954
Freddie Mac
2.639% due 12/26/2008	15,000	15,013
General Electric Capital Corp.
2.570% due 08/14/2008	9,000	8,972
HSBC Bank USA N.A.
2.760% due 07/07/2008	12,800	12,794
ING Funding LLC
2.640% due 07/01/2008	13,000	13,000
Intesa Funding LLC
2.780% due 09/16/2008	15,500	15,408
Nordea N.A., Inc.
2.700% due 07/11/2008	9,000	8,993
Rabobank USA Financial Corp.
2.240% due 07/01/2008	18,000	18,000
Royal Bank of Scotland Group PLC
2.680% due 07/08/2008	5,800	5,797
Societe General N.A.
2.900% due 09/18/2008	10,500	10,433
Svenska Handelsbanken AB
2.590% due 07/07/2008	4,800	4,798
Toyota Motor Credit Corp.
2.580% due 11/14/2008	10,600	10,497
UBS Finance Delaware LLC
2.625% due 09/02/2008	4,000	3,982
2.730% due 09/10/2008	2,000	1,989
3.070% due 12/08/2008	11,000	10,850
Unicredito Italiano SpA
2.990% due 09/08/2008	17,000	16,903
Wells Fargo & Co.
2.350% due 07/07/2008	17,800	17,793
Westpac Banking Corp.
2.700% due 07/09/2008	9,000	8,995
Westpac Trust Securities NZ Ltd.
2.700% due 09/04/2008	6,300	6,269

		379,373

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
1.650% due 07/01/2008	1,047	1,047
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $1,070. Repurchase proceeds are $1,047.)

Total Short-Term Instruments (Cost $414,119)		414,120

Total Investments 99.4% (Cost $457,227)		$457,227
Other Assets and Liabilities (Net) 0.6%		2,670

Net Assets 100.0%		$459,897

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$457,227	$0	$457,227
Other Financial Instruments++	0	0	0	0

Total	$0	$457,227	$0	$457,227

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage-Backed Securities Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.6%
Morgan Stanley
4.778% due 05/14/2010	$5,000	$4,983

Total Corporate Bonds & Notes (Cost $5,000)		4,983

U.S. GOVERNMENT AGENCIES 129.4%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	109	101
2.602% due 03/25/2034	1,366	1,326
2.632% due 08/25/2034 - 10/25/2035	11,260	10,800
2.682% due 10/27/2037	10,000	9,567
2.722% due 06/25/2033	206	190
2.742% due 06/25/2032	585	537
2.822% due 11/25/2032	462	434
2.832% due 11/25/2032	148	147
2.881% due 04/18/2028	7	7
2.932% due 05/25/2023	1,241	1,239
2.982% due 03/25/2017 - 07/25/2034	4,630	4,571
3.150% due 02/25/2024	901	901
3.500% due 04/25/2023	4	4
3.905% due 05/01/2033	519	524
4.011% due 10/25/2008	4	4
4.500% due 02/01/2020 - 06/01/2023	40,200	39,066
4.994% due 08/01/2042 - 10/01/2044 (d)	4,648	4,652
4.994% due 03/01/2044 - 10/01/2044	1,610	1,610
5.000% due 06/01/2018 - 05/01/2038	85,706	84,051
5.000% due 09/01/2018 - 02/01/2037 (d)	127,134	122,570
5.037% due 12/01/2035 (d)	1,935	1,957
5.500% due 01/01/2021 - 07/01/2038	170,854	170,053
5.500% due 11/01/2032 - 03/01/2036 (d)	115,250	114,143
5.720% due 11/01/2018	3	3
6.000% due 10/01/2018 - 07/01/2038	48,631	49,124
6.000% due 09/01/2034 - 08/01/2037 (d)	17,036	17,215
6.071% due 08/01/2027 (d)	1,007	1,017
6.121% due 12/01/2034	788	796
6.208% due 03/01/2032	221	223
6.231% due 10/01/2036 (d)	3,424	3,509
6.353% due 05/01/2023	25	26
6.500% due 09/25/2023 - 02/01/2038	56,234	57,987
6.500% due 05/01/2036 - 12/01/2037 (d)	39,321	40,539
6.875% due 03/01/2027	101	102
6.970% due 10/01/2028	14	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	179	193
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	59	61
Federal Housing Administration
5.022% due 10/25/2022	424	425
7.430% due 06/01/2019	220	221
Freddie Mac
2.871% due 12/15/2032	283	280
2.971% due 09/15/2030	47	47
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	30	29
4.994% due 10/25/2044 - 02/25/2045	3,848	3,712
5.000% due 03/01/2038 - 06/01/2038	99,796	95,732
5.322% due 02/01/2018	64	64
5.500% due 12/01/2017 - 07/01/2038	36,121	35,655
5.500% due 02/01/2018 - 04/01/2038 (d)	44,374	43,835
5.882% due 11/01/2031	114	116
6.000% due 08/01/2037 - 07/01/2038	66,358	67,032
6.212% due 07/01/2030	24	24
6.500% due 12/15/2023 - 03/15/2024	97	102
6.564% due 08/01/2025	10	10
6.566% due 11/01/2028	7	7
6.842% due 05/01/2032	66	66
7.040% due 02/01/2028	183	185
8.000% due 06/15/2026	22	24
Ginnie Mae
2.671% due 02/16/2032	117	117
2.721% due 08/16/2032	2,088	2,068
2.871% due 06/16/2027	262	261
3.021% due 04/16/2032	387	387
4.500% due 08/20/2033	1,128	1,051
5.000% due 07/15/2033 - 06/15/2038	11,000	10,678
5.125% due 12/20/2021 - 11/20/2023	23	23
5.375% due 02/20/2017 - 03/20/2027	12	12
5.500% due 03/20/2016 - 07/01/2038	51,634	51,481
5.625% due 07/20/2022 - 08/20/2026	51	51
6.000% due 07/01/2038	30,000	30,455
6.375% due 06/20/2017	24	25
6.500% due 07/15/2024 - 07/01/2038	4,952	5,122
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $1,091,623)		1,088,609

MORTGAGE-BACKED SECURITIES 18.6%
American Home Mortgage Assets Trust
2.712% due 09/25/2046	290	157
2.772% due 08/25/2037	2,000	689
American Home Mortgage Investment Trust
2.722% due 05/25/2047	407	233
Banc of America Structural Security Trust
2.948% due 10/11/2033	1,565	1,553
Banktrust Mortgage Trust
5.700% due 12/01/2023	75	67
Bear Stearns Alt-A Trust
2.702% due 12/25/2046	1,152	461
5.500% due 08/25/2036	6,300	3,558
5.920% due 11/25/2036	2,967	2,134
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,932
5.405% due 12/11/2040	9,000	8,743
5.471% due 01/12/2045	3,100	2,898
5.540% due 09/11/2041	5,600	5,374
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,355	4,317
CBA Commercial Small Balance Commercial Mortgage
2.762% due 12/25/2036	923	601
CC Mortgage Funding Corp.
2.612% due 05/25/2048	2,450	1,719
2.762% due 01/25/2035	144	128
Commercial Mortgage Pass-Through Certificates
2.671% due 02/05/2019	2,000	1,937
Countrywide Alternative Loan Trust
2.682% due 07/20/2046	318	221
2.692% due 05/25/2035	1,333	1,013
2.712% due 08/25/2046	663	373
2.732% due 09/25/2046	450	153
2.732% due 10/25/2046	333	195
2.742% due 07/25/2046	450	158
2.752% due 05/25/2036	322	180
2.759% due 09/20/2046	450	193
2.822% due 10/25/2046	450	159
2.832% due 06/25/2037	443	269
2.852% due 11/25/2035	114	69
2.902% due 12/25/2035	203	130
2.992% due 11/20/2035	450	262
3.252% due 11/25/2035	316	241
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 02/25/2035	47	37
2.772% due 04/25/2035	828	624
2.782% due 04/25/2046	334	183
2.802% due 03/25/2035	2,726	2,102
2.822% due 03/25/2036	231	140
2.832% due 02/25/2036	233	143
2.942% due 09/25/2034	771	578
4.799% due 11/25/2034	2,875	2,765
5.000% due 08/25/2033	154	154
5.420% due 04/25/2035	1,536	1,336
5.454% due 02/25/2047	4,600	3,422
5.650% due 03/25/2037	4,419	3,261
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	9,224
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	41	37
Downey Savings & Loan Association Mortgage Loan Trust
2.792% due 11/19/2037	450	150
2.802% due 07/19/2045	178	111
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	4,147	3,968
Greenpoint Mortgage Funding Trust
2.682% due 10/25/2046	450	236
2.682% due 12/25/2046	450	161
2.692% due 10/25/2046	450	172
2.712% due 06/25/2045	726	600
2.752% due 04/25/2036	340	194
2.802% due 09/25/2046	450	187
2.822% due 10/25/2046	450	173
GSR Mortgage Loan Trust
2.742% due 08/25/2046	319	167
Harborview Mortgage Loan Trust
2.682% due 09/19/2046	287	199
2.702% due 05/19/2047	2,845	2,009
2.732% due 01/19/2038	351	186
2.732% due 09/19/2046	287	155
2.792% due 11/19/2035	2,004	1,526
Indymac Index Mortgage Loan Trust
2.672% due 04/25/2037	416	227
2.682% due 11/25/2046	452	221
2.722% due 04/25/2035	1,822	1,394
2.732% due 02/25/2037	450	176
2.752% due 06/25/2037	431	252
2.772% due 11/25/2036	767	427
2.802% due 02/25/2035	1,166	909
5.277% due 06/25/2035	4,682	3,760
JPMorgan Chase Commercial Mortgage Securities Corp.
5.305% due 01/15/2049	7,000	6,808
MASTR Adjustable Rate Mortgages Trust
2.782% due 05/25/2047	450	223
2.822% due 05/25/2047	450	173
MASTR Alternative Loans Trust
2.882% due 03/25/2036	2,464	1,754
Mellon Residential Funding Corp.
2.821% due 11/15/2031	610	550
Merrill Lynch Alternative Note Asset
5.660% due 06/25/2037	5,738	4,395
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	3,148
Merrill Lynch Mortgage Trust
5.017% due 01/12/2044	245	244
MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025	28	22
4.250% due 10/25/2035	3,365	3,220
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	24	25
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	594	514
Prime Mortgage Trust
5.000% due 02/25/2019	446	427
Residential Accredit Loans, Inc.
2.642% due 01/25/2037	8,948	7,138
2.662% due 06/25/2046	7,960	5,710
2.662% due 02/25/2047	414	219
2.682% due 12/25/2046	450	176
2.712% due 05/25/2037	436	227
2.752% due 05/25/2046	450	167
2.882% due 10/25/2045	229	178
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	500	484
Residential Asset Securitization Trust
6.000% due 03/25/2037	3,783	3,348
Sequoia Mortgage Trust
2.829% due 07/20/2033	239	214
2.832% due 10/19/2026	374	354
2.859% due 10/20/2027	101	89
Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	3,406	2,453
5.195% due 05/25/2035	2,088	1,779
Structured Asset Mortgage Investments, Inc.
2.732% due 09/25/2047	753	422
2.742% due 05/25/2046	394	223
2.782% due 08/25/2036	450	233
2.812% due 09/19/2032	145	133
Structured Asset Securities Corp.
2.982% due 12/25/2033	1,969	1,760
Thornburg Mortgage Securities Trust
2.602% due 07/25/2036	1,836	1,706
2.602% due 09/25/2046	2,865	2,764
3.162% due 04/25/2043	1,656	1,617
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	2,058	1,943
WaMu Mortgage Pass-Through Certificates
2.702% due 07/25/2046	377	299
2.752% due 12/25/2045	2,389	1,921
2.892% due 11/25/2045	450	287
2.892% due 12/25/2045	450	244
2.928% due 11/25/2034	284	241
2.938% due 07/25/2044	533	470
3.022% due 12/25/2027	2,186	1,997
3.182% due 12/25/2045	404	161
4.030% due 08/25/2033	1,584	1,562
4.278% due 06/25/2047	413	231
4.338% due 07/25/2047	414	298
4.528% due 02/25/2046	1,363	1,004
4.780% due 10/25/2046	6,405	5,000
5.756% due 03/25/2033	1,771	1,766
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.732% due 07/25/2046	151	85
4.288% due 04/25/2047	425	241
4.298% due 04/25/2047	404	231
4.368% due 05/25/2047	399	234

Total Mortgage-Backed Securities (Cost $166,635)		156,795

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp.
2.532% due 06/25/2036	214	213
American Express Credit Account Master Trust
3.421% due 08/15/2012	8,000	8,055
Amortizing Residential Collateral Trust
2.772% due 07/25/2032	25	21
3.182% due 10/25/2031	22	22
Amresco Residential Securities Mortgage Loan Trust
2.978% due 06/25/2028	443	373
3.038% due 06/25/2027	326	287
3.038% due 09/25/2027	800	712
3.112% due 09/25/2028	992	804
Argent Securities, Inc.
3.332% due 11/25/2034	2,500	1,877
BA Credit Card Trust
3.671% due 12/16/2013	10,000	10,156
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011	9,200	9,235
3.921% due 10/15/2012	1,000	1,010
Centex Home Equity
2.782% due 01/25/2032	30	29
Chase Issuance Trust
2.721% due 09/15/2011	5,600	5,589
3.121% due 11/15/2011	10,000	10,026
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	120	110
Citibank Omni Master Trust
3.581% due 12/23/2013	5,600	5,650
Citigroup Mortgage Loan Trust, Inc.
2.722% due 08/25/2035	193	172
Conseco Finance
3.971% due 05/15/2032	1,146	991
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,821	1,344
Countrywide Asset-Backed Certificates
2.532% due 12/25/2046	1,011	997
EMC Mortgage Loan Trust
3.232% due 08/25/2040	271	234
First Franklin Mortgage Loan Asset-Backed Certificates
2.592% due 09/25/2036	5,500	5,001
3.402% due 08/25/2032	6	6
Ford Credit Auto Owner Trust
3.891% due 06/15/2012	10,000	10,104
Franklin Auto Trust
3.482% due 10/20/2011	7,000	6,987
4.062% due 06/20/2012	1,000	998
GSAA Trust
2.782% due 05/25/2047	1,896	979
GSR Mortgage Loan Trust
2.582% due 11/25/2030	148	146
HFC Home Equity Loan Asset-Backed Certificates
2.829% due 09/20/2033	1,764	1,656
Home Equity Asset Trust
3.082% due 11/25/2032	3	2
Lehman XS Trust
2.652% due 04/25/2046	450	420
2.712% due 06/25/2046	331	187
2.712% due 08/25/2046	374	248
2.722% due 09/25/2046	370	186
2.722% due 11/25/2046	355	197
2.802% due 11/25/2046	450	157
8.160% due 08/25/2046	451	96
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037	700	409
Park Place Securities, Inc.
2.982% due 07/25/2035 (h)	5,000	3,684
Quest Trust
3.382% due 06/25/2034	2,510	2,416
RAAC Series 2007-SP2
2.882% due 06/25/2047	500	352
Renaissance Home Equity Loan Trust
2.862% due 12/25/2032	54	51
2.922% due 08/25/2033	307	272
Residential Funding Mortgage Securities II, Inc.
2.582% due 02/25/2036	2,795	2,648
Salomon Brothers Mortgage Securities VII, Inc.
3.458% due 10/25/2028	951	817
Soundview Home Equity Loan Trust
2.562% due 06/25/2037	2,891	2,790
Specialty Underwriting & Residential Finance
3.162% due 01/25/2034	35	29
Structured Asset Securities Corp.
2.772% due 01/25/2033	43	37
United National Home Loan Owner Trust
6.910% due 03/25/2025	469	454
Wells Fargo Home Equity Trust
2.722% due 10/25/2035	1,067	1,043
2.732% due 12/25/2035	1,934	1,891

Total Asset-Backed Securities (Cost $103,122)		102,170

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
American International Group, Inc.
8.500% due 08/01/2011	72,000	4,269

Total Convertible Preferred Stocks (Cost $5,400)		4,269

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.6%
Commercial Paper 3.0%
Citibank N.A.
3.570% due 08/19/2008	$5,000	4,976
Federal Home Loan Bank
2.000% due 07/01/2008	4,800	4,800
UBS Finance Delaware LLC
2.930% due 10/27/2008	15,700	15,548

		25,324

Repurchase Agreements 1.0%
Deutsche Bank AG
1.500% due 07/01/2008	1,000	1,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $1,020. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008	7,439	7,439
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $7,589. Repurchase proceeds are $7,439.)

		8,439

U.S. Treasury Bills 1.6%
1.844% due 08/28/2008 - 09/25/2008 (b)(c)	13,250	13,173

Total Short-Term Instruments (Cost $46,963)		46,936

Total Investments 166.9% (Cost $1,418,743)		$1,403,762
Written Options (g) (0.0%) (Premiums $257)		(194)
Other Assets and Liabilities (Net) (66.9%)		(562,456)

Net Assets 100.0%		$841,112

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $13,173 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $169,067 at a weighted average interest rate of 2.411%. On June 30, 2008, securities valued at $346,189 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $2,440 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation	)
90-Day Eurodollar June Futures	Long	06/2009	720	$(558)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	LEH	$1,500	$1,460
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	LEH	1,500	1,454
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	07/12/2043	BCLY	1,946	1,904
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	GSC	500	122

						$4,940

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%)	02/17/2051	BCLY	$8,000	$(96)
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	BEAR	5,000	3,287
Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	LEH	3,000	1,928
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	DUB	6,000	(2,431)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	RBS	4,500	(1,790)
Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	GSC	3,000	(1,841)

						$(943)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation )
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	$5,400	$(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	2,000	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	23,300	(58)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	12,600	(46)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	26,600	(154)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(251)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	432
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	1,220

						$1,122

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized (Depreciation	)
LEH	3-Month USD-LIBOR with 6.940% interest rate cap	Cap	6.940%	Pay	$119	07/01/2011	$3,000	$(113)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation
Receive	Premium amount of $900	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	09/18/2027	MSC	3,000	$968

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	250	$101	$147
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/22/2008	250	156	47

				$257	$194

(h) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	2.982%	07/25/2035	03/13/2008	$4,262	$3,684	0.44%

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(4)
Fannie Mae	5.000%	07/01/2038	$45,000	$42,350	$43,137
Fannie Mae	5.500%	07/01/2038	29,000	28,827	28,587
Fannie Mae	6.000%	07/01/2038	184,000	185,257	185,639
Fannie Mae	6.500%	07/01/2038	17,500	17,989	18,017
U.S. Treasury Notes	3.875%	05/15/2018	1,000	982	1,000
U.S. Treasury Notes	4.500%	05/15/2017	5,778	5,999	6,079

				$281,404	$282,459

(4)	Market value includes $59 of interest payable on short sales.

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$4,269	$1,385,662	$13,831	$1,403,762
Other Financial Instruments++	(558)	(282,528)	5,908	(277,178)

Total	$3,711	$1,103,134	$19,739	$1,126,584

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (Sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$10,213	$13,136	$9	$40	$(9,567)	$13,831
Other Financial Instruments++	5,678	0	0	230	0	5,908

Total	$15,891	$13,136	$9	$270	$(9,567)	$19,739

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 4.1%
Bank of America Corp.
8.000% due 12/29/2049	$7,000	$6,575
Citigroup, Inc.
8.400% due 04/29/2049	3,800	3,617
JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	3,573
Morgan Stanley
4.778% due 05/14/2010	7,600	7,575
Wachovia Corp.
7.980% due 12/31/2049	3,800	3,500

Total Corporate Bonds & Notes (Cost $25,980)		24,840

MUNICIPAL BONDS & NOTES 90.1%
ALABAMA 0.9%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,310
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,022

		5,332

ALASKA 0.4%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	541
Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,562

		2,103

ARIZONA 1.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,976
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,229
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	5	5
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	660	676

		7,886

ARKANSAS 0.3%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,928

CALIFORNIA 19.5%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	902
Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,686
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,138
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,607
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	9,000	8,925
5.000% due 06/01/2037	5,300	5,204
5.000% due 11/01/2037	16,200	15,905
5.000% due 12/01/2037	4,200	4,123
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,808
5.625% due 07/01/2032	3,500	3,493
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	639
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (a)	1,565	1,551
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	429
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	36,730	39,705
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	4,080
5.125% due 06/01/2047	2,000	1,531
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	788
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,353
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,127
0.000% due 08/01/2016	1,400	975
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	895
4.800% due 09/01/2017	875	832
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	401
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,476
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,003

		118,576

COLORADO 0.4%
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	916
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	20	20
6.750% due 04/01/2015	40	41
Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,422

		2,434

CONNECTICUT 2.3%
Connecticut State General Obligation Bonds, (AMBAC Insured), Series 2005
9.164% due 06/01/2020	3,000	3,189
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2012	10,000	10,882

		14,071

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	9,015

FLORIDA 3.2%
Florida Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	7,139
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	2,270	2,142
Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (a)	10,200	9,158
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	314
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	909

		19,662

GEORGIA 0.9%
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	176
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2007
5.000% due 03/15/2009	2,400	2,410
5.000% due 03/15/2010	2,800	2,808

		5,394

HAWAII 0.2%
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,007

ILLINOIS 6.7%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	533
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	278
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (a)	1,290	1,214
Chicago, Illinois O'Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,077
Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,067
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,216
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,752
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	112
0.000% due 12/01/2014	255	190
0.000% due 12/01/2015	1,885	1,334
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	109
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,903
Illinois State Finance Authority Revenue Bonds, Series 2008
1.500% due 02/01/2040	1,500	1,500
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	806
Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	6,000	5,720
Illinois State Northern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,060
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	695
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,560
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,642
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	676
9.000% due 02/01/2011	690	786
9.000% due 02/01/2012	1,065	1,258
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	957
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,000

		40,445

INDIANA 2.4%
Brownsburg, Indiana 1999 School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,489
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	215
4.750% due 01/15/2015	235	241
4.850% due 01/15/2016	295	302
Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	203
5.000% due 07/15/2010	180	186
Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	783
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,636
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,756
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,104
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,200
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	424
5.200% due 02/01/2012	230	240
5.500% due 02/01/2015	180	190
Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	961

		14,597

KANSAS 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	563

KENTUCKY 0.1%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	651

LOUISIANA 1.8%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.170% due 04/01/2019	2,850	2,986
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	95	98
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	7,669

		10,753

MARYLAND 0.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,713

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
4.884% due 11/01/2019	5,090	4,941
4.894% due 11/01/2020	2,595	2,423
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
7.346% due 01/01/2017	1,000	1,041
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	883
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	85	86
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	538

		10,003

MICHIGAN 1.9%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,880
Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.000% due 12/01/2030	6,000	6,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,049
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,238

		11,220

MINNESOTA 1.6%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 11/15/2034	10,000	10,000

MISSOURI 2.2%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	444
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,723
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,007
5.000% due 11/01/2015	540	520
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	366
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	295	300
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,903
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,119

		13,382

NEVADA 0.4%
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,648

NEW HAMPSHIRE 1.6%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
1.500% due 07/01/2035	10,000	10,000

NEW JERSEY 4.1%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	554
5.250% due 02/15/2010	570	579
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,320
5.600% due 01/01/2012	820	823
6.000% due 11/01/2028	3,500	3,127
6.375% due 04/01/2018	1,500	1,714
6.500% due 04/01/2018	690	718
6.500% due 04/01/2031	2,115	2,155
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,252
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	547
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,335	3,513
6.375% due 06/01/2032	1,000	1,120
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,558

		24,980

NEW YORK 7.6%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,837
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,103
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,207
New York City, New York General Obligation Bonds, Series 2005
1.750% due 08/01/2034	7,000	7,000
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,511
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.727% due 03/01/2020	3,900	3,475
4.777% due 03/01/2022	3,500	3,191
5.000% due 03/01/2031	7,000	6,897
New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,771
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	647
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,325	2,470
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,116
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,917

		46,142

NORTH CAROLINA 1.0%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	568
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,854
North Carolina State Municipal Power Agency No. 1 Catawba Revenue Bonds, Series 2008
5.250% due 01/01/2020	2,700	2,790

		6,212

OHIO 2.3%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,719
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	386
5.875% due 06/01/2047	6,600	5,516
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,183
5.375% due 12/01/2021	1,750	1,882

		13,686

OKLAHOMA 0.0%
Oklahoma State Single-Family Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	770	163

PENNSYLVANIA 0.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	765
Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	931

		1,796

PUERTO RICO 1.1%
Puerto Rico Children's Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	159
Puerto Rico Children's Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	789
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	5,253
0.000% due 08/01/2054	10,000	686

		6,887

RHODE ISLAND 1.3%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,148
6.250% due 06/01/2042	6,025	5,603

		7,751

SOUTH CAROLINA 0.4%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,528

TENNESSEE 2.6%
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,050
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,116
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	605	613
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	7,260
5.000% due 02/01/2024	1,400	1,283
5.000% due 02/01/2027	5,000	4,428

		15,750

TEXAS 8.9%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	897
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	95
Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	405	415
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	952
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,261
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,069
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	381
Godley, Texas Independent School District General Obligation Bonds, Series 2008
5.250% due 02/15/2028	3,340	3,447
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
2.740% due 07/01/2025	2,500	2,085
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	789
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,738
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,575
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,063
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,712
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,070
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	910
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,843
Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	792
Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	940
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,076
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,329
Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	528
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	833
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,885
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,081
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,400	1,513
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	500

		54,026

UTAH 1.3%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,581
0.000% due 06/15/2029	10,000	3,157

		7,738

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,500

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,005

WASHINGTON 4.0%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	5,023
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,955
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,458
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,788
Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	5,103
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,985
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,268

		24,580

WEST VIRGINIA 0.5%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,172

WISCONSIN 2.3%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,515
5.000% due 10/01/2019	1,040	1,109
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	389
State of Wisconsin General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,074
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	103
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	103
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	790	809
5.350% due 11/01/2022	3,045	3,071
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,530	1,560

		14,254

Total Municipal Bonds & Notes (Cost $563,055)		547,553

SHORT-TERM INSTRUMENTS 4.9%
Repurchase Agreements 4.9%
State Street Bank and Trust Co.
1.650% due 07/01/2008	29,756	29,756
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $30,355. Repurchase proceeds are $29,757.)

Total Short-Term Instruments (Cost $29,756)		29,756

Total Investments 99.1% (Cost $618,791)		$602,149
Other Assets and Liabilities (Net) 0.9%		5,677

Net Assets 100.0%		$607,826

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security becomes interest bearing at a future date.

(b) Cash of $3,062 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	70	$24
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	683	(423)

				$(399)

(c) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008 5.000% due 01/01/2038	Sell	0.530%	06/20/2018	GSC	$5,000	$9
Bay Area, California Toll Authority Revenue Bonds, Series 2006 5.000% due 04/01/2031	Sell	0.700%	06/20/2018	GSC	5,000	1
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	7,000	92
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001 5.125% due 07/01/2041	Sell	0.640%	06/20/2018	GSC	5,000	9
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005 5.000% due 11/15/2035	Sell	0.650%	06/20/2018	GSC	5,000	9
San Antonio, Texas Revenue Bonds, Series 2005 5.000% due 02/01/2022	Sell	0.700%	06/20/2018	GSC	5,000	9
Utah State Intermountain Power Agency Revenue Bonds, Series 2008 5.250% due 07/01/2022	Sell	0.880%	06/20/2018	GSC	5,000	5
Washington State Energy Northwest Revenue Notes, Series 2008 5.000% due 07/01/2017	Sell	0.700%	06/20/2018	GSC	5,000	16

						$150

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Municipal Bond Credit Derivative Index	Sell	0.350%	06/20/2013	GSC	$34,900	$382

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$7,600	$(85)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	17,600	(129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	5,600	(35)

						$(249)

(d) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,497	$1,513	0.25%

(e) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$602,149	$0	$602,149
Other Financial Instruments++	(399)	283	0	(116)

Total	$(399)	$602,432	$0	$602,033

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.9%
Bank of America Corp.
8.000% due 12/29/2049	$900	$845
Morgan Stanley
4.778% due 05/14/2010	1,100	1,097

Total Corporate Bonds & Notes (Cost $2,000)		1,942

MUNICIPAL BONDS & NOTES 92.1%
Alabama 0.6%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	594

Arkansas 0.2%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	253

California 1.7%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	307
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	443
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	915

		1,665

Illinois 0.5%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	529

Indiana 0.5%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	453

Minnesota 0.5%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 11/15/2034	500	500

New Jersey 0.8%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	756

New York 80.7%
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,119
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	534
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	86
Erie County, New York General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,040
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,093
Erie County, New York Water Authority Revenue Bonds, (AMBAC Insured), Series 1993
3.750% due 12/01/2016	1,300	1,300
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	533
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	263
Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2003
1.400% due 12/01/2029	3,220	3,220
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	473
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
1.450% due 01/01/2034	2,300	2,300
New York City, New York Capital Resources Corp. Revenue Bonds, Series 2007
1.450% due 01/01/2037	1,000	1,000
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	525
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,030
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,050
5.000% due 10/01/2019	2,300	2,413
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	268
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	261
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	503
5.000% due 01/01/2046	1,500	1,429
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.777% due 03/01/2022	1,400	1,276
5.000% due 03/01/2031	1,000	985
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	220
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	242
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	30
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	2,425	2,295
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
2.000% due 06/15/2032	600	600
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	536
5.250% due 02/01/2029	500	518
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	641
New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	414
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	235	250
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.240% due 08/15/2022	250	254
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	761
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
7.750% due 07/01/2027	3,300	3,300
New York State Dormitory Authority Revenue Bonds, Series 2000
1.250% due 07/01/2030	1,630	1,630
6.000% due 07/01/2010	150	156
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	433
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	759
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,078
5.000% due 07/01/2026	500	456
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,034
5.000% due 02/15/2037	1,000	995
New York State Dormitory Authority Revenue Bonds, Series 2008
1.400% due 07/01/2037	3,000	3,000
6.125% due 12/01/2029	500	496
6.250% due 12/01/2037	350	348
New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,006
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	531
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263
New York State Dormitory Authority Revenue Notes, Series 1998
4.750% due 07/01/2008	150	150
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	878
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,789
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,172
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	985
5.000% due 06/15/2014	400	423
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,323
New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	533
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,008
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	351
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	199
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	991
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	436
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	522
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,072
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	539
5.000% due 04/01/2015	500	542
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	528
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,005
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (FSA Insured), Series 2007
1.410% due 01/01/2019	1,500	1,500
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	2,029
New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	526
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	798
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,145
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	523
New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	520
New York City, New York General Obligation Bonds, Series 2005
1.750% due 08/01/2034	3,000	3,000
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	443
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	536
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	404
Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	544
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	264
Tompkins County, New York Industrial Development Agency Revenue Bonds, Series 2008
1.400% due 07/01/2037	1,000	1,000
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (AMBAC Insured), Series 2001
7.750% due 01/01/2032	1,300	1,300
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, Series 2002
1.410% due 11/01/2032	1,600	1,600
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	530

		80,795

Puerto Rico 5.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,255
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	925
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	257
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,009
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	206
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,079
Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	554
Puerto Rico Children's Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	106
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	343

		5,734

Texas 0.7%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	568
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		695

Virgin Islands 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	250

Total Municipal Bonds & Notes (Cost $93,143)		92,224

SHORT-TERM INSTRUMENTS 4.7%
Repurchase Agreements 4.7%
State Street Bank and Trust Co.
1.650% due 07/01/2008	4,646	4,646
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $4,744. Repurchase proceeds are $4,646.)

Total Short-Term Instruments (Cost $4,646)		4,646

Total Investments 98.7% (Cost $99,789)		$98,812
Other Assets and Liabilities (Net) 1.3%		1,286

Net Assets 100.0%		$100,098

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $245 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	34	$25
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	35	12

				$37

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$98,812	$0	$98,812
Other Financial Instruments++	37	0	0	37

Total	$37	$98,812	$0	$98,849

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Asset Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)			Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
6.780% due 08/03/2012		$12,406		$10,275
Georgia-Pacific Corp.
4.399% due 12/20/2012		191		180
4.446% due 12/20/2012		1,619		1,531
4.551% due 12/20/2012		145		138
Shackleton Re Ltd.
10.438% due 08/01/2008		3,000		2,955
10.938% due 08/01/2008		1,500		1,478

Total Bank Loan Obligations (Cost $18,321)				16,557

CORPORATE BONDS & NOTES 24.0%
Banking & Finance 21.3%
Allstate Life Global Funding II
3.328% due 05/21/2010		21,100		20,977
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		7,700		7,681
American Express Bank FSB
5.500% due 04/16/2013		2,500		2,448
6.000% due 09/13/2017		4,400		4,259
American Express Centurion Bank
6.000% due 09/13/2017		4,400		4,259
American Express Co.
7.000% due 03/19/2018		3,250		3,300
8.150% due 03/19/2038		930		1,038
American Honda Finance Corp.
3.184% due 02/05/2010		7,750		7,743
3.552% due 06/20/2011		29,400		29,384
American International Group, Inc.
5.850% due 01/16/2018		4,300		4,041
8.175% due 05/15/2058		4,500		4,251
Atlantic & Western Re Ltd.
9.041% due 01/09/2009		1,900		1,895
Bank of America Corp.
5.650% due 05/01/2018		3,100		2,904
8.000% due 12/29/2049		1,800		1,691
Bank of America N.A.
2.638% due 02/27/2009		7,200		7,176
3.316% due 05/12/2010		6,800		6,773
3.351% due 06/23/2010		30,000		29,921
Barclays Bank PLC
5.450% due 09/12/2012		12,100		12,256
6.050% due 12/04/2017		7,800		7,670
7.434% due 09/29/2049		1,200		1,128
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		5,800		6,038
7.250% due 02/01/2018		2,000		2,094
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000		921
Caelus Re Ltd.
8.923% due 06/07/2011		1,000		1,000
Calabash Re Ltd.
13.714% due 01/08/2010		300		308
Caterpillar Financial Services Corp.
2.785% due 08/20/2010		11,100		10,993
3.559% due 06/24/2011		25,600		25,587
Chubb Corp.
6.500% due 05/15/2038		2,500		2,400
Citigroup Capital XXI
8.300% due 12/21/2057		1,600		1,518
Citigroup Funding, Inc.
2.481% due 04/23/2009		7,300		7,205
3.820% due 05/07/2010		800		794
Citigroup, Inc.
2.831% due 12/28/2009		20,500		20,003
2.939% due 01/30/2009		1,700		1,685
6.125% due 05/15/2018		11,700		11,233
8.400% due 04/29/2049		8,400		7,996
Credit Suisse USA, Inc.
2.528% due 06/05/2009		24,900		24,732
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000		963
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,500		6,477
Foundation Re II Ltd.
9.445% due 11/26/2010		2,000		2,015
General Electric Capital Corp.
2.908% due 05/08/2013		6,500		6,284
3.558% due 05/22/2013		3,400		3,383
5.875% due 01/14/2038		12,000		10,926
GMAC LLC
3.926% due 05/15/2009		1,000		940
6.875% due 09/15/2011		1,600		1,151
6.875% due 08/28/2012		2,500		1,714
Goldman Sachs Group, Inc.
2.800% due 11/16/2009		3,060		3,018
6.150% due 04/01/2018		3,600		3,504
6.750% due 10/01/2037		8,700		7,992
HBOS PLC
6.750% due 05/21/2018		4,000		3,836
HSBC Bank USA N.A.
7.000% due 01/15/2039		27,500		27,023
International Lease Finance Corp.
6.625% due 11/15/2013		2,100		1,890
John Deere Capital Corp.
3.536% due 06/10/2011		54,300		54,284
JPMorgan Chase & Co.
6.400% due 05/15/2038		2,200		2,050
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		4,175		3,869
6.875% due 05/02/2018		3,600		3,496
7.500% due 05/11/2038		10,000		9,312
Longpoint Re Ltd.
8.064% due 05/08/2010		1,400		1,400
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000		4,865
Merrill Lynch & Co., Inc.
2.903% due 06/05/2012		7,500		6,661
2.937% due 09/09/2009		38,725		37,266
6.400% due 08/28/2017		4,800		4,461
6.875% due 04/25/2018		15,000		14,321
Metropolitan Life Global Funding I
3.554% due 06/25/2010		35,900		35,887
5.125% due 04/10/2013		2,100		2,071
Morgan Stanley
4.778% due 05/14/2010		30,600		30,498
6.000% due 04/28/2015		3,100		2,972
6.625% due 04/01/2018		5,700		5,418
Mystic Re Ltd.
11.682% due 12/05/2008		1,500		1,463
National Australia Bank Ltd.
5.350% due 06/12/2013		7,500		7,500
National Rural Utilities Cooperative Finance Corp.
2.760% due 07/09/2009		2,000		1,977
3.566% due 07/01/2010		37,000		36,984
New York Life Global Funding
4.650% due 05/09/2013		5,800		5,762
Nuveen Investments, Inc.
10.500% due 11/15/2015		1,400		1,298
Pacific Life Global Funding
5.150% due 04/15/2013		1,600		1,584
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500		2,445
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		1,750		1,750
Pricoa Global Funding I
2.999% due 01/30/2012		5,100		4,985
3.008% due 09/27/2013		15,000		14,625
3.473% due 06/04/2010		66,600		66,565
ProLogis
5.625% due 11/15/2015		8,000		7,539
Prudential Financial, Inc.
6.000% due 06/10/2013		6,200		6,221
Rabobank Nederland NV
2.733% due 01/15/2009		1,400		1,399
3.119% due 05/19/2010		39,300		39,253
Rockies Express Pipeline LLC
5.100% due 08/20/2009		9,600		9,610
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,000		3,874
Simon Property Group LP
6.125% due 05/30/2018		6,100		5,954
SLM Corp.
3.130% due 07/25/2008		600		598
UBS AG
5.750% due 04/25/2018		10,100		9,669
5.875% due 12/20/2017		1,400		1,366
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		5,100		5,097
Vita Capital Ltd.
3.691% due 01/01/2010		400		392
Vita Capital III Ltd.
3.911% due 01/01/2012		1,600		1,538
VTB Capital S.A.
3.384% due 08/01/2008		4,200		4,163
Wachovia Bank N.A.
2.752% due 12/02/2010		5,200		4,946
3.619% due 05/14/2010		5,000		4,977
Wachovia Corp.
5.500% due 05/01/2013		14,600		13,994
Wells Fargo & Co.
4.375% due 01/31/2013		1,800		1,745
Wells Fargo Capital XIII
7.700% due 12/29/2049		2,700		2,688

				857,210

Industrials 2.0%
C8 Capital SPV Ltd.
6.640% due 12/31/2049		900		837
Cigna Corp.
6.350% due 03/15/2018		3,000		3,012
EchoStar DBS Corp.
5.750% due 10/01/2008		1,300		1,303
6.375% due 10/01/2011		2,000		1,935
Gaz Capital S.A.
7.343% due 04/11/2013		800		822
8.146% due 04/11/2018		1,200		1,246
Home Depot, Inc.
5.250% due 12/16/2013		6,000		5,765
Kraft Foods, Inc.
6.000% due 02/11/2013		2,200		2,226
6.125% due 02/01/2018		1,800		1,755
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		1,000		871
Mohawk Industries, Inc.
6.125% due 01/15/2016		7,000		6,712
Monsanto Co.
5.875% due 04/15/2038		4,000		3,869
Oracle Corp.
2.738% due 05/14/2010		1,500		1,493
5.750% due 04/15/2018		4,100		4,110
Rexam PLC
6.750% due 06/01/2013		2,900		2,900
Southwest Airlines Co.
5.125% due 03/01/2017		2,000		1,704
Suncor Energy, Inc.
6.850% due 06/01/2039		14,200		14,567
Target Corp.
6.000% due 01/15/2018		1,000		1,007
Tyco International Group S.A.
6.000% due 11/15/2013		2,000		1,933
Tyco International Ltd.
7.000% due 12/15/2019		3,000		2,968
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300		291
6.875% due 02/15/2038		5,000		4,752
Viacom, Inc.
6.250% due 04/30/2016		10,000		9,682
Weyerhaeuser Co.
3.802% due 09/24/2009		3,800		3,757
Yum! Brands, Inc.
6.250% due 03/15/2018		3,000		2,935

				82,452

Utilities 0.7%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100		101
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,200		1,071
Duke Energy Carolinas LLC
6.050% due 04/15/2038		6,000		5,966
Embarq Corp.
7.082% due 06/01/2016		800		761
Enel Finance International S.A.
5.700% due 01/15/2013		8,400		8,507
FPL Group Capital, Inc.
3.694% due 06/17/2011		4,000		4,037
Public Service Electric & Gas Co.
5.300% due 05/01/2018		2,000		1,979
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,500		2,500
Telecom Italia Capital S.A.
6.999% due 06/04/2018		2,200		2,225

				27,147

Total Corporate Bonds & Notes (Cost $977,546)				966,809

MUNICIPAL BONDS & NOTES 0.5%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		6,400		6,174
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		200		177
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100		939
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044		3,900		3,874
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500		455
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		1,100		1,110
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		200		184
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300		1,128
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		8,400		576
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		5,700		5,433
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,775		1,586

Total Municipal Bonds & Notes (Cost $23,055)				21,636

COMMODITY INDEX-LINKED NOTES 1.2%
AIG-Fp Matched Funding Corp. (DJAIGTR)
0.000% due 08/04/2009		8,000		8,000
5.074% due 07/15/2008		11,300		24,218
Morgan Stanley (GSCI)
2.422% due 07/09/2008		7,000		6,953
Svensk Exportkredit AB (DJAIGCI)
2.459% due 06/19/2009		8,000		9,981

Total Commodity Index-Linked Notes (Cost $34,300)				49,152

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
4.364% due 09/01/2034		1,875		1,896
4.500% due 04/01/2021		314		304
4.994% due 09/01/2044 - 10/01/2044		590		590
5.000% due 05/01/2036 - 03/01/2038		18,432		17,714
5.500% due 12/01/2033 - 02/01/2038		476,396		470,342
6.000% due 07/01/2021 - 07/01/2038		179,510		181,463
6.500% due 05/01/2036 - 03/01/2038		61,651		63,557
Freddie Mac
2.762% due 09/25/2031		130		129
4.500% due 06/01/2023		59,723		57,771
5.000% due 02/15/2020		5,410		5,490
5.500% due 09/01/2037		190		187
Small Business Administration
5.902% due 02/10/2018		1,000		1,009

Total U.S. Government Agencies (Cost $798,548)				800,452

U.S. TREASURY OBLIGATIONS 102.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		21,674		22,060
1.625% due 01/15/2018		18,367		18,677
1.750% due 01/15/2028		362,482		344,528
1.875% due 07/15/2013		23,768		25,139
1.875% due 07/15/2015		62,790		65,797
2.000% due 01/15/2014		63,016		66,949
2.000% due 01/15/2026		829,365		821,655
2.375% due 04/15/2011		24,388		25,854
2.375% due 01/15/2025		886,759		929,505
2.375% due 01/15/2027		397,643		416,438
2.625% due 07/15/2017		7,405		8,181
3.000% due 07/15/2012		13,391		14,712
3.375% due 01/15/2012		726		802
3.375% due 04/15/2032		852		1,070
3.625% due 04/15/2028		592,845		738,833
3.875% due 04/15/2029		475,753		617,327

Total U.S. Treasury Obligations (Cost $4,015,157)				4,117,527

MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
5.376% due 11/25/2035		1,389		1,286
5.417% due 01/25/2036		1,374		1,299
American Home Mortgage Assets Trust
4.448% due 11/25/2046		15,074		11,143
Banc of America Funding Corp.
5.756% due 03/20/2036		1,491		1,359
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		7,336		7,016
4.550% due 08/25/2035		4,923		4,709
4.760% due 11/25/2034		995		969
4.863% due 01/25/2035		1,681		1,628
4.960% due 01/25/2035		1,019		981
Bear Stearns Alt-A Trust
5.500% due 08/25/2036		2,600		1,468
5.784% due 11/25/2036		753		611
Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038		900		808
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		316		299
4.248% due 08/25/2035		1,833		1,732
4.748% due 08/25/2035		1,812		1,728
4.900% due 12/25/2035		280		267
5.831% due 12/25/2035		1,095		852
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		1,173		940
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		481		424
4.842% due 04/20/2035		965		936
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500		1,395
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400		1,305
GMAC Mortgage Corp. Loan Trust
5.298% due 11/19/2035		1,175		1,117
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,832		2,747
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,300		1,222
JPMorgan Mortgage Trust
4.881% due 04/25/2035		1,082		1,029
5.403% due 11/25/2035		1,412		1,351
5.500% due 10/25/2035		1,074		986
Lehman XS Trust
2.562% due 07/25/2046		770		752
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,800		1,671
5.485% due 03/12/2051		1,200		1,120
MLCC Mortgage Investors, Inc.
4.707% due 12/25/2034		813		792
4.958% due 04/25/2035		974		933
Morgan Stanley Capital I
5.544% due 11/12/2049		1,700		1,531
5.692% due 04/15/2049		1,400		1,323
Residential Asset Securitization Trust
2.882% due 01/25/2046		3,131		2,213
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030		1,900		1,868
Structured Adjustable Rate Mortgage Loan Trust
5.505% due 07/25/2035		810		759
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035		986		933
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		353		273
2.772% due 07/25/2045		104		84
2.802% due 08/25/2045		242		193

Total Mortgage-Backed Securities (Cost $66,067)				66,052

ASSET-BACKED SECURITIES 6.5%
American Express Credit Account Master Trust
3.275% due 03/15/2016		21,400		21,246
BA Credit Card Trust
3.183% due 12/15/2014		23,300		23,165
Bank One Issuance Trust
2.591% due 05/15/2014		5,000		4,914
Chase Issuance Trust
2.491% due 03/15/2013		10,200		10,046
2.511% due 10/15/2012		14,900		14,730
Citibank Omni Master Trust
3.597% due 03/20/2013		37,000		37,000
Ford Credit Auto Owner Trust
3.371% due 01/15/2011		26,700		26,782
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		8,900		8,903
MBNA Credit Card Master Note Trust
2.511% due 11/15/2012		4,400		4,352
Merrill Lynch Mortgage Investors, Inc.
2.542% due 04/25/2037		99		98
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,299		1,128
SLM Student Loan Trust
2.882% due 10/27/2014 (a)		60,000		59,963
3.000% due 07/25/2019		6,000		5,866
3.382% due 07/25/2023 (a)		10,582		10,575
South Carolina Student Loan Corp.
3.207% due 09/02/2014		900		900
3.257% due 03/01/2018		10,400		10,400
3.457% due 03/02/2020		13,500		13,500
3.707% due 09/03/2024		6,800		6,800

Total Asset-Backed Securities (Cost $260,518)				260,368

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.920% due 10/04/2011		4,500		4,516

Total Sovereign Issues (Cost $4,496)				4,516

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	3,995		2,169
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	331		439
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400		4,736
6.500% due 09/15/2067	GBP	6,700		12,395
Green Valley Ltd.
8.342% due 01/10/2011	EUR	700		1,105
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	504,500		4,710
1.100% due 12/10/2016		1,566,240		14,808
1.200% due 12/10/2017		211,050		1,996
Pylon Ltd.
6.460% due 12/29/2008	EUR	700		1,098
8.860% due 12/29/2008		1,200		1,889
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800		1,090
Silver Arrow S.A.
4.544% due 08/15/2014		1,480		2,318
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700		9,191

Total Foreign Currency-Denominated Issues (Cost $55,575)				57,944

		Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Bank of America Corp.
7.250% due 12/31/2049		1,000		884
Wachovia Corp.
7.500% due 12/31/2049		1,500		1,328

Total Convertible Preferred Stocks (Cost $2,500)				2,212

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 45.2%
Certificates of Deposit 4.5%
Abbey National Treasury Services PLC
2.409% due 07/02/2008		$14,100		14,100
Calyon Financial, Inc.
2.689% due 01/16/2009		4,800		4,787
Nordea Bank Finland PLC
2.422% due 12/01/2008		6,600		6,597
Sao Paolo IMI NY
3.312% due 06/09/2010		35,000		34,768
UBS AG
3.751% due 07/01/2010		56,800		56,800
Unicredito Italiano NY
3.071% due 05/18/2009		10,000		10,000
3.071% due 05/15/2009		56,000		56,000

				183,052

Commercial Paper 39.0%
ABN AMRO N.A. Finance
2.450% due 07/10/2008		1,000		999
2.470% due 07/14/2008		8,500		8,492
Australia & New Zealand Banking Group Ltd.
2.730% due 09/15/2008		5,950		5,915
Banco Santander Central Hispano S.A.
2.780% due 09/15/2008		53,400		53,083
Bank of America Corp.
2.500% due 07/15/2008		24,200		24,176
2.500% due 07/17/2008		8,000		7,991
2.700% due 09/19/2008		35,000		34,780
Barclays U.S. Funding Corp.
2.688% due 08/18/2008		6,900		6,875
2.690% due 09/04/2008		85,400		84,975
2.840% due 09/04/2008		300		299
BNP Paribas Finance, Inc.
2.570% due 08/01/2008		400		399
Caisse d’Amortissement de la Dette Sociale
2.820% due 09/17/2008		99,700		99,090
Calyon Financial, Inc.
2.500% due 07/08/2008		800		800
2.540% due 07/08/2008		8,900		8,896
CBA (de) Finance
2.490% due 07/29/2008		25,700		25,650
2.500% due 08/05/2008		23,000		22,944
Citibank N.A.
3.570% due 10/23/2008		1,700		1,684
3.580% due 10/23/2008		58,600		58,055
Danske Corp.
2.500% due 07/15/2008		13,000		12,987
2.500% due 08/06/2008		10,000		9,975
2.750% due 09/22/2008		78,000		77,488
ING Funding LLC
2.450% due 07/24/2008		600		599
2.480% due 08/05/2008		4,800		4,788
2.500% due 08/01/2008		33,100		33,029
2.500% due 08/04/2008		54,100		53,972
2.590% due 09/03/2008		25,000		24,878
Intesa Funding LLC
2.500% due 08/11/2008		68,000		67,806
2.750% due 09/09/2008		45,200		44,955
Lloyds TSB Bank PLC
2.390% due 07/18/2008		3,900		3,896
National Australia Bank Ltd.
2.600% due 09/08/2008		140,000		139,255
Rabobank USA Financial Corp.
2.450% due 07/18/2008		2,800		2,797
2.650% due 09/29/2008		18,000		17,870
Royal Bank of Scotland Group PLC
2.555% due 08/01/2008		23,000		22,949
2.580% due 08/07/2008		4,750		4,737
2.600% due 07/08/2008		2,100		2,099
2.600% due 07/15/2008		69,800		69,729
2.630% due 09/08/2008		73,000		72,612
2.650% due 08/01/2008		7,900		7,882
2.660% due 07/08/2008		30,100		30,085
2.660% due 07/09/2008		70,000		69,959
San Paolo U. S. Financial Co.
2.450% due 07/11/2008		2,800		2,798
2.770% due 09/17/2008		2,000		1,988
2.780% due 09/02/2008		800		796
Societe General N.A.
2.620% due 07/14/2008		25,000		24,976
2.620% due 08/06/2008		13,900		13,864
2.880% due 09/12/2008		76,900		76,464
Svenska Handelsbanken AB
2.490% due 08/04/2008		5,500		5,487
2.490% due 08/05/2008		400		399
UBS Finance Delaware LLC
2.500% due 07/10/2008		2,500		2,498
2.500% due 07/14/2008		5,600		5,595
2.520% due 07/16/2008		14,300		14,285
2.800% due 09/03/2008		1,000		995
2.830% due 09/25/2008		46,300		45,983
Unicredito Italiano SpA
2.680% due 07/07/2008		11,920		11,915
2.820% due 08/06/2008		1,700		1,695
2.870% due 09/11/2008		9,600		9,547
Westpac Banking Corp.
2.600% due 09/09/2008		135,800		135,065

				1,573,800

Repurchase Agreements 0.3%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		13,522		13,522

(Dated 06/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $13,795. Repurchase proceeds are $13,522.)
U.S. Treasury Bills 1.4%
1.864% due 08/28/2008 - 09/25/2008 (b)(d)(e)		54,700		54,416

Total Short-Term Instruments (Cost $1,825,102)				1,824,790

PURCHASED OPTIONS (h) 0.1% (Cost $2,059)				2,762
Total Investments 203.2% (Cost $8,083,244)				$8,190,777
Written Options (i) (0.2%) (Premiums $9,177)				(9,114)
Other Assets and Liabilities (Net) (103.0%)				(4,151,421)

Net Assets 100.0%				$4,030,242

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $18,395 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $36,021 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(f) Cash of $17,720 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	32	$(107)
90-Day Euribor December Futures	Long	12/2009	95	(340)
90-Day Euribor June Futures	Long	06/2009	210	(739)
90-Day Euribor March Futures	Long	03/2009	43	(185)
90-Day Euribor September Futures	Short	09/2008	65	237
90-Day Euribor September Futures	Long	09/2009	95	(384)
90-Day Eurodollar December Futures	Long	12/2009	177	(149)
90-Day Eurodollar June Futures	Long	06/2009	1,021	3,311
90-Day Eurodollar March Futures	Long	03/2009	1,895	7,504
90-Day Eurodollar March Futures	Long	03/2010	177	(178)
90-Day Eurodollar September Futures	Long	09/2009	492	612
Euro-Bobl September Futures	Short	09/2008	139	287
Euro-Bobl September Futures Call Options Strike @ EUR 113.000	Long	09/2008	139	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	598	1,168
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 120.000	Long	09/2008	598	0
Euro-Schatz September Futures	Short	09/2008	430	513
Euro-Schatz September Futures Call Options Strike @ EUR 106.500	Long	09/2008	430	0
Japan Government 10-Year Bond September Futures	Short	09/2008	7	(118)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2,460	1,196
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	(120)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	(82)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	191	(286)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	36	119

				$12,186

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%	03/20/2013	DUB	$2,000	$(13)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	GSC	500	7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	1,200	(16)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	1,700	(22)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	1,000	(29)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP	2,000	(166)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	400	(13)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	400	(13)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	CSFB	300	(9)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	GSC	1,000	(22)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.420%	09/20/2012	LEH	1,200	(25)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	CSFB	500	(8)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.270%)	03/20/2018	GSC	3,000	(135)
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.900%)	06/20/2018	BNP	600	23
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.850%)	06/20/2018	UBS	800	34
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	CITI	900	8
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	GSC	600	9
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%)	06/20/2015	JPM	1,200	31
Everest Reinsurance Holdings, Inc. 5.400% due 10/15/2014	Buy	(0.535%)	12/20/2014	BCLY	1,000	32
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	2,000	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	GSC	3,600	(63)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	BCLY	400	(92)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	1,800	(427)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	800	(189)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB	1,500	(3)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	DUB	600	11
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	BCLY	1,400	(37)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	LEH	2,200	(58)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	GSC	1,900	(519)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	MSC	1,100	(256)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	CITI	2,100	575
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	BCLY	500	(157)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	2,400	(753)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	BOA	700	(173)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	1,300	(303)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	1,500	(34)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	BCLY	1,400	(30)
Home Depot, Inc. 5.250% due 12/16/2013	Buy	(0.980%)	12/20/2013	MSC	6,000	92
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	DUB	6,400	(6)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%)	12/20/2013	DUB	2,100	117
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	BEAR	3,400	18
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	BNP	900	11
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	1,400	(110)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	1,700	(131)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	500	(31)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	BNP	500	(30)
Macy’s Retail Holdings, Inc. 5.900% due 12/01/2016	Buy	(2.111%)	12/20/2016	RBS	1,000	23
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	CSFB	1,100	74
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	GSC	1,900	128
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%)	12/20/2012	MSC	6,400	435
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.670%)	09/20/2014	DUB	5,000	29
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	DUB	2,500	167
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	Buy	(2.000%)	06/20/2012	BNP	7,500	163
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	JPM	700	43
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	JPM	500	31
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	UBS	1,400	86
Mohawk Industries, Inc. 6.125% due 01/15/2016	Buy	(1.550%)	03/20/2016	UBS	7,000	60
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,300	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	600	12
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	GSC	3,100	89
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	GSC	2,800	81
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	MSC	800	14
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	BCLY	4,600	(3)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	MSC	1,600	(1)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.750%)	06/20/2014	MSC	2,500	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	BCLY	3,200	2
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	LEH	3,000	2
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%)	06/20/2013	BCLY	2,900	8
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	DUB	3,000	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	BCLY	3,200	(1)
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	BNP	1,100	12
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	BOA	1,000	20
Simon Property Group LP 6.125% due 05/30/2018	Buy	(0.947%)	06/20/2018	DUB	6,100	126
Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(1.320%)	03/20/2017	BOA	2,000	90
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	MSC	800	15
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%)	06/20/2018	GSC	2,200	27
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	MSC	900	1
Tyco International Group S.A. 6.000% due 11/15/2013	Buy	(0.750%)	12/20/2013	BOA	2,000	16
Tyco International Ltd. 7.000% due 12/15/2019	Buy	(1.120%)	12/20/2019	BOA	3,000	62
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	BCLY	3,200	(14)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	DUB	3,000	(13)
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	LEH	300	3
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.340%)	06/20/2016	DUB	10,000	109
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	1,800	(7)
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	BNP	1,000	19
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%)	03/20/2018	BOA	3,000	(3)

						$(1,011)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$3,290	$220
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	9,900	728
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BCLY	4,356	184
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BEAR	36,323	2,092
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	UBS	18,216	810
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	9,700	(695)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	4,900	256
Dow Jones CDX N.A. HY9 Index	Sell	6.690%	12/20/2012	MLP	1,000	59
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BOA	3,800	111
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	GSC	6,700	87
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	LEH	5,300	117
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	28,600	1,091
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC	16,300	622
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	RBS	20,900	370
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%)	12/20/2017	BCLY	2,700	137
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	18,700	597
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	4,900	172
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	5,000	173
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	2,300	80
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	4,400	152
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	19,000	458
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	18,100	(19)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	205,500	1,229
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	48,700	160
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MLP	9,500	(19)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	10,700	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	BCLY	7,800	207
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	2,800	43

						$9,422

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$5,100	$(15)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		11,900	(54)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		1,000	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		87,700	(210)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		9,900	(42)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		6,500	30
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		27,900	132
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		37,500	169
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		77,800	343
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		14,900	51
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		13,900	16
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		40,700	(177)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		12,500	97
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		9,700	181
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,200	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		40,100	(307)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		9,400	(11)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		21,800	(80)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,500	(497)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		25,000	(309)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,900	(613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		5,700	32
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,900	(626)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		76,600	(970)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		1,200	(23)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		6,600	(240)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		30,600	(917)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		69,100	(2,090)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	3,800	(91)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		3,700	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		5,500	(114)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		3,400	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.261%	07/14/2011	JPM		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		7,600	(304)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		32,400	(1,091)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		2,500	(137)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		10,700	(544)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		8,100	(96)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		7,200	(70)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	33,100	(311)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		35,200	(332)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		28,600	(660)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		4,900	(114)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		15,100	(345)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		89,800	638
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		4,100	196
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		4,400	211
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	12,200	(253)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		12,200	(253)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		16,700	16
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	827
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	142
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		3,900	16
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		7,100	9
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,585	55
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	27,200	(364)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		51,900	(1,194)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,700	(113)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		3,200	(74)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		10,900	(1,094)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		6,000	384
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		6,700	177
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		6,000	136
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,900	42
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		4,800	750
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	3,500,000	36
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		120,000	(13)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		470,000	(52)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		510,000	(58)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	53,000	(302)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		62,300	(588)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		20,400	(168)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	9,400	(599)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		55,600	(3,413)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		31,100	(1,588)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		8,300	(252)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		4,900	(126)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		3,700	(100)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	8,100	(96)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		$5,000	(23)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		37,600	(264)
Pay	U.S. CPI Urban Consumers NSA Index	3.065%	03/14/2018	MSC		50,000	19
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	7,500	(958)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		900	(90)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,900	(424)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		4,000	(476)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		2,100	(347)

							$(20,143)

(h) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	940	$32	$15
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	730	13	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	140.000	08/22/2008	952	9	16
Call - CBOT U.S. Treasury 30-Year Bond September Futures	147.000	08/22/2008	339	6	6
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	1,557	28	23
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	234	4	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	644	12	9
Put - CBOT U.S. Treasury 30-Year Bond September Futures	140.000	08/22/2008	3,689	67	62

				$171	$140

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$5,200	$55	$24
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,900	42	18
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,700	29	13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,600	146	63
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	7,200	76	50

							$348	$168

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$1.392	07/08/2010	EUR 12,200	$643	$2,004
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	12,200	643	444
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008	$4,000	72	5

				$1,358	$2,453

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	$114.000	07/23/2008	$40,000	$9	$0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	85.000	07/14/2008	475,000	37	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	92.000	07/07/2008	14,800	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.500	07/21/2008	220,000	17	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	90.000	07/24/2008	400,000	31	1
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	107.500	07/03/2008	75,000	6	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	97.000	07/29/2008	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	109.500	07/23/2008	430,000	34	0

				$182	$1

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	914	$850	$539
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	400	369	438
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	246	299	130
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	200	228	72
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	492	371	157
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	205	224	108
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	143	76	18

				$2,417	$1,462

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$10,000	$266	$458
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	266	43
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	15
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	18
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	5,300	256	570
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	5,300	193	3
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	6,700	280	721
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	6,700	283	4
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	11,100	279	508
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	11,100	269	48
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	322	477
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	284
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	9,400	326	1,012
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	9,400	465	5
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	10,000	296	458
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	201	43
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	43	26
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	30	18
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,000	201	366
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,000	194	34
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	147	88
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,400	73	55
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	30,000	859	1,432
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	1,066	853

							$6,694	$7,539

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	100.000	12/01/2008	$4,000	$66	$113

(j) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	07/01/2038	$20,000	$19,122	$19,172
Fannie Mae	5.500%	07/01/2038	248,000	244,310	244,474
Fannie Mae	6.000%	07/01/2023	9,000	9,158	9,226
Freddie Mac	4.500%	07/01/2023	60,000	57,750	57,975
Freddie Mac	6.000%	07/01/2038	5,300	5,342	5,354
Ginnie Mae	5.500%	07/01/2038	100	99	100
Ginnie Mae	6.500%	07/01/2038	500	512	516
Treasury Inflation Protected Securities	1.625%	01/15/2015	51,396	51,841	53,139
Treasury Inflation Protected Securities	2.000%	04/15/2012	20,980	21,727	22,257
Treasury Inflation Protected Securities	2.000%	07/15/2014	85,321	88,420	90,715
Treasury Inflation Protected Securities	2.500%	07/15/2016	55,874	60,248	61,129
Treasury Inflation Protected Securities	3.000%	07/15/2012	25,361	27,309	27,880
U.S. Treasury Bonds	4.375%	02/15/2038	114,500	107,783	113,896
U.S. Treasury Bonds	4.750%	02/15/2037	6,700	6,718	7,079
U.S. Treasury Bonds	5.000%	05/15/2037	74,300	76,976	80,695
U.S. Treasury Notes	2.125%	04/30/2010	59,300	58,373	59,165
U.S. Treasury Notes	2.500%	03/31/2013	25,800	24,504	25,107
U.S. Treasury Notes	3.125%	04/30/2013	4,800	4,677	4,797
U.S. Treasury Notes	3.500%	05/31/2013	2,000	2,011	2,027
U.S. Treasury Notes	3.500%	02/15/2018	53,100	50,897	51,936
U.S. Treasury Notes	3.625%	12/31/2012	3,660	3,731	3,723
U.S. Treasury Notes	3.875%	10/31/2012	45,000	45,758	46,547
U.S. Treasury Notes	3.875%	05/15/2018	22,700	22,093	22,695
U.S. Treasury Notes	4.000%	02/15/2015	2,800	2,870	2,928
U.S. Treasury Notes	4.125%	08/31/2012	20,700	21,178	21,782
U.S. Treasury Notes	4.250%	11/15/2013	12,400	12,969	13,035
U.S. Treasury Notes	4.250%	11/15/2017	9,760	9,844	10,045
U.S. Treasury Notes	4.750%	08/15/2017	17,100	17,846	18,493

				$1,054,066	$1,075,887

(3)	Market value includes $5,688 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,111	07/2008	$0	$(8)	$(8)
Buy	BRL	62,385	07/2008	7,549	0	7,549
Sell		62,385	07/2008	0	(2,392)	(2,392)
Buy		48,281	12/2008	1,876	0	1,876
Sell		12,665	12/2008	0	(586)	(586)
Sell	CAD	686	08/2008	6	0	6
Sell	CHF	1,305	09/2008	0	(24)	(24)
Sell	EUR	16,363	07/2008	0	(264)	(264)
Sell	GBP	23,236	08/2008	0	(255)	(255)
Buy	JPY	3,615,390	07/2008	518	0	518
Sell		5,521,103	07/2008	0	(862)	(862)
Buy	KRW	356,167	08/2008	0	(30)	(30)
Sell		356,167	08/2008	8	0	8
Buy	MXN	536,661	07/2008	3,618	0	3,618
Sell		536,661	07/2008	0	(3,041)	(3,041)
Buy		23,823	11/2008	19	0	19
Buy	MYR	4,530	11/2008	0	(24)	(24)
Buy		5,574	02/2009	0	(35)	(35)
Buy	PLN	14,904	07/2008	1,564	0	1,564
Sell		14,904	07/2008	0	(214)	(214)
Buy		14,904	05/2009	204	0	204
Buy	RUB	238,198	11/2008	447	0	447
Sell		84,763	11/2008	0	(220)	(220)
Buy	SGD	7,844	11/2008	61	0	61

				$15,870	$(7,955)	$7,915

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$8,000	$8,111,239	$71,538	$8,190,777
Other Financial Instruments++	12,186	(1,077,840)	(5,290)	(1,070,944)

Total	$20,186	$7,033,399	$66,248	$7,119,833

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/ (out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$1,026	$71,582	$0	$(61)	$(1,009)	$71,538
Other Financial Instruments++	890	0	0	(6,180)	0	(5,290)

Total	$1,916	$71,582	$0	$(6,241)	$(1,009)	$66,248

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
6.780% due 08/03/2012		$60,198	$49,859
Ford Motor Co.
5.480% due 12/15/2013		4,938	3,996
Georgia-Pacific Corp.
4.399% due 12/20/2012		1,333	1,261
4.446% due 12/20/2012		11,333	10,719
4.551% due 12/20/2012		1,018	963
Shackleton Re Ltd.
10.438% due 08/01/2008		9,000	8,865
10.938% due 08/01/2008		3,000	2,955
Tribune Co.
5.541% due 05/30/2009		10,000	9,604

Total Bank Loan Obligations (Cost $98,141)			88,222

CORPORATE BONDS & NOTES 21.6%
Banking & Finance 17.7%
Allstate Life Global Funding II
3.328% due 05/21/2010		100,500	99,914
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		46,400	46,286
Allstate Life Global Funding Trusts CPI Linked Bond
5.250% due 03/01/2010		9,708	9,841
American Express Bank FSB
5.500% due 04/16/2013		16,300	15,961
6.000% due 09/13/2017		25,600	24,778
American Express Centurion Bank
6.000% due 09/13/2017		26,600	25,746
American Express Co.
7.000% due 03/19/2018		25,830	26,229
8.150% due 03/19/2038		7,270	8,114
American General Finance Corp.
6.900% due 12/15/2017		5,000	4,371
American Honda Finance Corp.
3.552% due 06/20/2011		151,200	151,117
American International Group, Inc.
2.952% due 01/29/2010		6,300	6,288
5.850% due 01/16/2018		10,300	9,681
8.175% due 05/15/2058		26,700	25,222
Bank of America Corp.
5.650% due 05/01/2018		12,500	11,708
8.000% due 12/29/2049		15,500	14,558
8.125% due 12/29/2049		30,000	28,395
Bank of America N.A.
3.351% due 06/23/2010		8,600	8,577
Barclays Bank PLC
5.450% due 09/12/2012		70,800	71,716
6.050% due 12/04/2017		19,600	19,273
7.434% due 09/29/2049		8,700	8,181
7.700% due 04/29/2049		8,900	9,100
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		5,000	4,956
6.950% due 08/10/2012		38,270	39,842
7.250% due 02/01/2018		17,000	17,796
C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	5,528
Caelus Re Ltd.
8.923% due 06/07/2011		3,900	3,899
Calabash Re Ltd.
11.214% due 01/08/2010		4,900	4,899
13.714% due 01/08/2010		2,500	2,567
Capital One Financial Corp.
6.750% due 09/15/2017		28,000	27,828
Caterpillar Financial Services Corp.
3.329% due 06/25/2010		135,000	134,941
3.559% due 06/24/2011		9,700	9,695
Chubb Corp.
5.750% due 05/15/2018		3,000	2,917
CIT Group, Inc.
5.000% due 11/24/2008		25,000	24,465
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	14,323
Citigroup Funding, Inc.
2.481% due 04/23/2009		6,300	6,218
3.820% due 05/07/2010		63,200	62,738
Citigroup, Inc.
2.939% due 01/30/2009		9,600	9,513
5.500% due 04/11/2013		23,400	22,871
6.125% due 05/15/2018		34,400	33,027
8.400% due 04/29/2049		93,000	88,523
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,380
Foundation Re II Ltd.
9.445% due 11/26/2010		10,300	10,380
Foundation Re Ltd.
6.795% due 11/24/2008		7,250	7,075
General Electric Capital Corp.
2.826% due 12/12/2008		10,100	10,086
2.908% due 05/08/2013		27,300	26,393
3.007% due 07/28/2008		3,500	3,500
3.151% due 09/28/2011		10,300	10,181
5.875% due 01/14/2038		25,000	22,762
GMAC LLC
3.951% due 09/23/2008		200	197
Goldman Sachs Group, Inc.
2.891% due 06/23/2009		50,000	49,491
2.901% due 06/28/2010		20,000	19,518
3.128% due 10/07/2011		17,607	17,086
5.950% due 01/18/2018		7,500	7,223
6.150% due 04/01/2018		22,600	21,997
6.750% due 10/01/2037		65,400	60,077
HBOS PLC
6.750% due 05/21/2018		34,800	33,373
HCP, Inc.
6.300% due 09/15/2016		2,000	1,788
6.700% due 01/30/2018		5,000	4,509
HSBC Finance Corp. CPI Linked Bond
5.280% due 02/10/2009		2,000	2,015
International Lease Finance Corp.
6.625% due 11/15/2013		10,500	9,450
John Deere Capital Corp.
3.536% due 06/10/2011		4,000	3,999
JPMorgan Chase & Co.
2.884% due 06/25/2010		500	494
6.400% due 05/15/2038		11,300	10,528
Kamp Re 2005 Ltd.
2.582% due 12/14/2010 (a)		4,217	2
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010		10,200	9,453
6.200% due 09/26/2014		3,900	3,731
6.875% due 05/02/2018		26,100	25,347
7.000% due 09/27/2027		4,500	4,176
7.500% due 05/11/2038		5,000	4,656
Longpoint Re Ltd.
8.064% due 05/08/2010		11,200	11,201
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,486
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		28,400	26,574
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		13,130	12,590
4.966% due 05/12/2010		1,100	1,083
5.450% due 02/05/2013		8,000	7,556
6.400% due 08/28/2017		26,900	25,002
6.875% due 04/25/2018		90,300	86,211
Metropolitan Life Global Funding I
2.759% due 05/17/2010		1,700	1,677
3.554% due 06/25/2010		138,400	138,350
5.125% due 04/10/2013		14,800	14,595
Morgan Stanley
2.558% due 05/07/2010		10,000	9,588
2.820% due 05/07/2009		11,320	11,146
4.778% due 05/14/2010		26,600	26,511
6.000% due 04/28/2015		51,200	49,091
6.625% due 04/01/2018		34,100	32,413
Mystic Re Ltd.
8.982% due 12/05/2008		6,900	6,754
11.682% due 12/05/2008		3,300	3,218
National Australia Bank Ltd.
5.350% due 06/12/2013		32,200	32,199
Nuveen Investments, Inc.
10.500% due 11/15/2015		4,000	3,710
Osiris Capital PLC
7.713% due 01/15/2010		1,700	1,714
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	10,992
Pearson Dollar Finance PLC
5.700% due 06/01/2014		3,000	2,934
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,975
6.250% due 05/06/2018		18,000	17,843
Phoenix Quake Ltd.
5.134% due 07/03/2008		50,550	50,550
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		9,000	9,000
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008		10,750	10,750
Pricoa Global Funding I
3.473% due 06/04/2010		100,600	100,547
Prudential Financial, Inc.
6.000% due 06/10/2013		32,500	32,609
6.100% due 06/15/2017		2,000	1,998
Rabobank Nederland NV
2.733% due 01/15/2009		11,300	11,293
3.119% due 05/19/2010		40,000	39,952
Residential Reinsurance 2007 Ltd.
9.932% due 06/07/2010		5,200	5,219
12.932% due 06/07/2010		20,000	20,073
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		6,200	6,251
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,900	9,589
UBS AG
5.750% due 04/25/2018		67,100	64,240
5.875% due 12/20/2017		13,900	13,565
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		22,000	21,986
Ventas Realty LP
8.750% due 05/01/2009		2,000	2,050
Vita Capital Ltd.
3.691% due 01/01/2010		3,500	3,426
4.191% due 01/01/2010		5,000	4,922
Vita Capital III Ltd.
3.911% due 01/01/2012		7,900	7,596
VTB Capital S.A.
3.384% due 08/01/2008		20,100	19,924
Wachovia Bank N.A.
2.752% due 12/02/2010		30,500	29,009
3.619% due 05/14/2010		40,800	40,611
Wachovia Corp.
5.500% due 05/01/2013		88,300	84,635
7.980% due 12/31/2049		8,100	7,461
Wells Fargo & Co.
4.375% due 01/31/2013		17,100	16,582
5.625% due 12/11/2017		1,200	1,165
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	13,682
Wells Fargo Capital XIII
7.700% due 12/29/2049		16,400	16,325

			2,710,892

Industrials 3.0%
Amgen, Inc.
2.726% due 11/28/2008		1,000	997
5.850% due 06/01/2017		9,000	8,892
6.150% due 06/01/2018		11,500	11,596
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,451
C8 Capital SPV Ltd.
6.640% due 12/31/2049		7,100	6,603
Cardinal Health, Inc.
6.000% due 06/15/2017		6,195	6,159
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,520
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		1,140	1,141
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,182
CSC Holdings, Inc.
7.250% due 07/15/2008		3,510	3,519
CSX Corp.
6.250% due 03/15/2018		5,000	4,829
EchoStar DBS Corp.
5.750% due 10/01/2008		13,100	13,133
6.375% due 10/01/2011		2,000	1,935
Enterprise Products Operating LLC
6.500% due 01/31/2019		15,300	15,434
Erac USA Finance Co.
6.375% due 10/15/2017		5,000	4,482
Gaz Capital S.A.
7.343% due 04/11/2013		5,800	5,960
8.146% due 04/11/2018		7,900	8,206
General Electric Co.
2.717% due 12/09/2008		6,000	5,998
General Mills, Inc.
3.038% due 01/22/2010		600	593
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		67,700	67,916
HJ Heinz Co.
6.428% due 12/01/2020		20,000	20,177
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,302
Honeywell International, Inc.
2.957% due 07/27/2009		5,000	4,997
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,513
Kraft Foods, Inc.
6.000% due 02/11/2013		13,200	13,355
6.125% due 02/01/2018		19,200	18,724
6.125% due 08/23/2018		6,700	6,510
Kroger Co.
6.400% due 08/15/2017		5,000	5,115
Lafarge S.A.
6.500% due 07/15/2016		5,000	4,836
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,823
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	2,791
7.450% due 07/15/2017		3,000	2,843
7.875% due 07/15/2015		10,000	10,103
Mandalay Resort Group
9.500% due 08/01/2008		3,700	3,718
Marriott International, Inc.
5.810% due 11/10/2015		5,000	4,612
Masco Corp.
5.850% due 03/15/2017		8,000	7,273
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,506
New Albertson’s, Inc.
6.950% due 08/01/2009		1,000	1,013
Nucor Corp.
5.750% due 12/01/2017		4,000	4,018
PPG Industries, Inc.
6.650% due 03/15/2018		10,000	10,224
Rexam PLC
6.750% due 06/01/2013		13,600	13,599
Reynolds American, Inc.
7.250% due 06/01/2013		10,000	10,392
RPM International, Inc.
6.500% due 02/15/2018		8,550	8,582
Ryder System, Inc.
6.000% due 03/01/2013		1,100	1,103
SCA Finans AB
4.500% due 07/15/2015		6,000	5,845
Sealed Air Corp.
5.625% due 07/15/2013		10,000	9,676
Spectra Energy Capital LLC
5.668% due 08/15/2014		10,000	9,793
6.200% due 04/15/2018		15,000	14,641
Suncor Energy, Inc.
6.100% due 06/01/2018		7,900	7,947
Target Corp.
6.000% due 01/15/2018		6,000	6,041
Time Warner, Inc.
2.915% due 11/13/2009		1,600	1,555
Transocean, Inc.
2.873% due 09/05/2008		500	499
Tyco Electronics Group S.A.
6.550% due 10/01/2017		4,000	4,047
Tyco International Group S.A.
6.000% due 11/15/2013		8,000	7,733
Tyco International Ltd.
7.000% due 12/15/2019		12,000	11,874
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,229
6.875% due 02/15/2038		3,750	3,564
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,846
6.250% due 04/30/2016		7,500	7,261
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		16,100	16,725
Whirlpool Corp.
6.500% due 06/15/2016		6,000	5,898

			465,849

Utilities 0.9%
AT&T, Inc.
6.300% due 01/15/2038		1,100	1,045
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		5,000	4,768
6.860% due 10/01/2008		7,000	7,045
CMS Energy Corp.
7.750% due 08/01/2010		7,845	8,228
Constellation Energy Group, Inc.
4.550% due 06/15/2015		2,200	1,964
Embarq Corp.
7.082% due 06/01/2016		4,600	4,379
Enel Finance International S.A.
5.700% due 01/15/2013		60,100	60,863
Midwest Generation LLC
8.300% due 07/02/2009		8,005	8,064
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		9,550	9,574
7.250% due 02/15/2011		2,450	2,389
Qwest Corp.
5.625% due 11/15/2008		200	200
Sempra Energy
6.150% due 06/15/2018		4,500	4,470
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,700	10,821
Verizon Communications, Inc.
5.500% due 04/01/2017		5,000	4,819
6.100% due 04/15/2018		8,600	8,562

			137,191

Total Corporate Bonds & Notes (Cost $3,370,269)			3,313,932

MUNICIPAL BONDS & NOTES 0.8%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	984
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		2,500	2,326
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		2,500	2,455
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,065	3,061
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		1,570	1,386
10.580% due 01/01/2014		930	767
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		7,455	7,432
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		6,700	6,309
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	3,346
5.125% due 06/01/2047		700	536
5.750% due 06/01/2047		6,400	5,460
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029		4,200	4,139
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032		1,100	1,110
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	203
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		1,200	1,189
4.500% due 07/01/2024		2,000	1,949
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		1,400	1,353
4.500% due 01/01/2028		1,700	1,593
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		400	389
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		1,200	1,212
5.000% due 06/15/2038		8,100	8,176
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013		1,570	1,445
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		10,100	8,440
6.000% due 06/01/2042		8,900	7,724
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		46,600	3,197
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		1,700	1,638
6.125% due 06/01/2032		740	691
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		1,000	1,009
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		6,900	6,577
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,231
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		385	390
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038		17,600	16,923
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		13,305	11,886
Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	4,385

Total Municipal Bonds & Notes			121,911
(Cost $125,413)

COMMODITY INDEX-LINKED NOTES 0.4%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		61,000	60,585

Total Commodity Index-Linked Notes			60,585
(Cost $61,000)

U.S. GOVERNMENT AGENCIES 35.5%
Fannie Mae
2.612% due 03/25/2036		3,116	3,117
2.682% due 10/27/2037		6,300	6,027
2.832% due 05/25/2042		21	21
4.048% due 04/01/2032		164	167
4.275% due 08/01/2035		397	403
4.376% due 07/01/2035		429	433
4.419% due 04/01/2027		126	127
4.548% due 06/01/2033		275	280
4.659% due 01/01/2035		48	48
4.666% due 05/25/2035		193	197
4.673% due 05/01/2035		1,293	1,304
4.994% due 06/01/2043 - 10/01/2044		5,584	5,587
5.000% due 06/25/2027 - 03/01/2038		143,098	137,739
5.103% due 04/01/2035		886	892
5.470% due 04/01/2033		1,147	1,173
5.485% due 05/01/2036		422	429
5.500% due 06/01/2022 - 05/01/2038		3,357,913	3,315,190
5.950% due 02/25/2044		50	51
6.000% due 07/01/2031 - 07/01/2038		1,125,038	1,136,591
6.500% due 04/01/2014 - 04/01/2038		291,062	300,108
6.974% due 10/01/2031		426	432
Federal Housing Administration
7.430% due 12/01/2020		68	68
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		815	799
2.701% due 02/15/2019		674	661
2.741% due 01/15/2037		410	401
2.762% due 09/25/2031		1,614	1,595
2.821% due 12/15/2030		5,730	5,661
4.500% due 05/15/2017 - 06/01/2023		7,193	6,927
4.994% due 10/25/2044 - 02/25/2045		8,059	7,830
5.000% due 06/01/2023 - 01/15/2024		229,748	227,275
5.194% due 07/25/2044		628	588
5.240% due 03/01/2034		2,671	2,683
5.250% due 08/15/2011		2,849	2,890
5.300% due 01/09/2012		30,000	30,296
5.500% due 05/15/2016 - 04/01/2038		187,542	185,256
6.000% due 01/01/2034 - 10/01/2037		22,619	22,904
6.500% due 01/25/2028		63	65
6.586% due 01/01/2034		1,076	1,078
6.692% due 10/01/2036		566	572
6.709% due 09/01/2036		516	528
6.732% due 07/01/2036		469	479
6.826% due 06/01/2033		894	902
7.000% due 10/15/2030		253	259
7.260% due 01/01/2034		1,488	1,496
Ginnie Mae
2.871% due 06/16/2031 - 03/16/2032		152	152
4.750% due 12/20/2035		2,261	2,268
5.500% due 02/15/2037		4,955	4,940
5.625% due 07/20/2035		123	124
6.500% due 05/15/2028 - 04/15/2031		993	1,032
Small Business Administration
5.490% due 03/01/2028		4,100	4,131
5.902% due 02/10/2018		6,100	6,157

Total U.S. Government Agencies			5,430,333
(Cost $5,453,076)

U.S. TREASURY OBLIGATIONS 101.8%
Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013		161,544	161,090
0.875% due 04/15/2010		1,090,731	1,110,160
1.625% due 01/15/2015		358,983	371,014
1.625% due 01/15/2018		406,851	413,717
1.750% due 01/15/2028		270,912	257,832
1.875% due 07/15/2013		1,297,816	1,372,644
1.875% due 07/15/2015		687,525	720,451
2.000% due 04/15/2012		411,402	434,222
2.000% due 01/15/2014		873,244	927,754
2.000% due 07/15/2014		686,187	729,235
2.000% due 01/15/2016		155,635	164,049
2.000% due 01/15/2026		600,051	594,473
2.375% due 04/15/2011		463,712	491,572
2.375% due 01/15/2025		1,199,475	1,257,294
2.375% due 01/15/2027		236,533	247,713
2.500% due 07/15/2016		301,847	330,051
2.625% due 07/15/2017		381,835	421,868
3.000% due 07/15/2012		1,188,301	1,305,553
3.375% due 01/15/2012		141,478	156,289
3.375% due 04/15/2032		29,106	36,553
3.500% due 01/15/2011		892,418	971,970
3.625% due 04/15/2028		956,469	1,192,001
3.875% due 04/15/2029		900,160	1,168,029
4.250% due 01/15/2010		663,335	711,686

Total U.S. Treasury Obligations			15,547,220
(Cost $15,412,231)

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.622% due 02/20/2036		39,867	37,801
6.141% due 01/20/2047		504	410
BCAP LLC Trust
2.652% due 01/25/2037		14,772	9,459
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		41,419	39,616
4.476% due 02/25/2034		460	446
4.550% due 08/25/2035		21,406	20,510
4.593% due 01/25/2034		3,424	3,157
4.747% due 01/25/2034		1,906	1,830
4.863% due 01/25/2035		7,520	7,283
5.519% due 11/25/2030		313	300
5.733% due 02/25/2036		1,214	1,012
Bear Stearns Alt-A Trust
5.372% due 05/25/2035		225	193
5.500% due 08/25/2036		900	508
5.701% due 09/25/2035		320	265
Chase Mortgage Finance Corp.
4.353% due 02/25/2037		799	760
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,291	2,168
4.248% due 08/25/2035		9,384	8,869
4.748% due 08/25/2035		9,198	8,770
4.900% due 12/25/2035		2,131	2,028
Countrywide Alternative Loan Trust
2.652% due 01/25/2037		1,500	880
2.662% due 02/20/2047		77	54
6.000% due 01/25/2037		8,461	6,782
6.000% due 02/25/2037		392	339
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		11,220	9,894
5.259% due 01/20/2035		829	764
5.454% due 02/25/2047		1,327	987
5.555% due 04/20/2036		1,249	1,168
5.615% due 02/20/2036		641	628
5.650% due 03/25/2037		1,275	941
CS First Boston Mortgage Securities Corp.
4.424% due 04/25/2034		1,000	977
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.582% due 10/25/2035		867	751
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		1,193	1,144
First Republic Mortgage Loan Trust
2.771% due 08/15/2032		134	121
GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036		3,709	3,707
Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045		27	22
GSR Mortgage Loan Trust
4.539% due 09/25/2035		32,874	31,886
Harborview Mortgage Loan Trust
2.722% due 03/19/2037		1,970	1,390
2.822% due 06/20/2035		986	765
4.643% due 04/19/2034		981	957
Homebanc Mortgage Trust
5.913% due 04/25/2037		1,600	954
Indymac INDA Mortgage Loan Trust
5.936% due 08/25/2036		1,500	1,175
Indymac INDB Mortgage Loan Trust
2.782% due 11/25/2035		770	552
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		53	49
2.782% due 06/25/2037		1,298	752
5.000% due 08/25/2035		1,613	1,394
5.369% due 01/25/2036		824	791
5.439% due 09/25/2035		855	615
5.511% due 10/25/2035		703	566
5.987% due 06/25/2036		1,100	877
JPMorgan Mortgage Trust
5.020% due 02/25/2035		646	610
5.379% due 08/25/2035		1,400	1,328
Lehman XS Trust
2.562% due 07/25/2046		3,379	3,299
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		890	879
4.663% due 12/25/2033		495	486
5.052% due 12/25/2033		1,552	1,532
MASTR Alternative Loans Trust
2.882% due 03/25/2036		2,072	1,475
Mellon Residential Funding Corp.
2.821% due 11/15/2031		46	41
2.911% due 12/15/2030		613	569
3.540% due 10/20/2029		308	297
Merrill Lynch Floating Trust
2.541% due 06/15/2022		3,029	2,850
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		745	599
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		99	87
2.851% due 03/15/2025		140	106
3.482% due 10/25/2035		56	52
Nomura Asset Acceptance Corp.
5.703% due 02/25/2036		924	725
5.820% due 03/25/2047		700	583
6.138% due 03/25/2047		1,100	849
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		24,884	17,849
5.672% due 09/25/2035		1,149	979
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		4,800	4,531
Sequoia Mortgage Trust
2.832% due 10/19/2026		37	35
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035		17	16
5.246% due 05/25/2036		1,500	1,304
5.377% due 11/25/2035		793	673
5.431% due 09/25/2036		1,500	1,235
5.537% due 08/25/2035		169	151
6.000% due 10/25/2037		1,249	933
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		35	34
2.602% due 08/25/2036		14,560	10,426
2.692% due 05/25/2046		9,686	6,935
2.732% due 07/19/2035		553	466
2.812% due 10/19/2034		15	13
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037		835	777
2.602% due 09/25/2046		72	69
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		137	130
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045		8,116	6,229
2.772% due 07/25/2045		104	84
2.772% due 10/25/2045		178	139
3.022% due 12/25/2027		750	685
4.229% due 03/25/2034		706	692
4.361% due 02/27/2034		3,131	2,911
4.728% due 11/25/2042		5	5
4.780% due 07/25/2046		63	51
5.756% due 03/25/2033		204	203

Total Mortgage-Backed Securities (Cost $305,3942)			291,189

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
2.562% due 10/25/2036		317	313
American Express Credit Account Master Trust
3.421% due 08/15/2012		11,200	11,277
BA Credit Card Trust
3.051% due 04/15/2013		33,300	33,257
3.671% due 12/16/2013		49,400	50,171
Bear Stearns Asset-Backed Securities Trust
2.812% due 01/25/2036		953	918
2.932% due 03/25/2043		132	130
Bravo Mortgage Asset Trust
2.612% due 07/25/2036		575	564
Chase Issuance Trust
2.491% due 03/15/2013		8,800	8,667
2.511% due 02/15/2013		250	247
3.121% due 11/15/2011		2,300	2,306
3.227% due 08/17/2015		6,000	5,940
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		500	346
Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034		162	136
First USA Credit Card Master Trust
2.641% due 04/18/2011		2,000	2,000
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		142,700	144,178
GSAMP Trust
2.602% due 12/25/2035		406	403
GSR Mortgage Loan Trust
2.582% due 11/25/2030		163	162
Lehman XS Trust
2.562% due 04/25/2046		10	10
2.562% due 11/25/2046		48	46
2.572% due 05/25/2046		985	961
Merrill Lynch Mortgage Investors, Inc.
2.512% due 05/25/2037		3,657	3,621
2.532% due 05/25/2037		260	258
2.542% due 04/25/2037		378	375
2.602% due 02/25/2037		906	852
Morgan Stanley ABS Capital I
2.522% due 07/25/2036		286	284
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,264	1,103
6.000% due 07/25/2047		776	668
Nelnet Student Loan Trust
2.811% due 12/22/2014		38	38
New Century Home Equity Loan Trust
2.552% due 08/25/2036		3,010	2,990
Nomura Asset Acceptance Corp.
2.622% due 01/25/2036		9	9
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047		75	71
Residential Asset Securities Corp.
2.522% due 06/25/2036		5	5
2.552% due 07/25/2036		367	366
SACO I, Inc.
2.542% due 05/25/2036		2,074	1,458
SLM Student Loan Trust
2.920% due 01/25/2018		625	624
Soundview Home Equity Loan Trust
2.542% due 12/25/2036		379	373
Specialty Underwriting & Residential Finance
2.562% due 12/25/2036		28	29
USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,707

Total Asset-Backed Securities (Cost $275,512)			276,863

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.920% due 10/04/2011		17,150	17,211

Total Sovereign Issues (Cost $17,135)			17,211

FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	50,049	27,157
Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,302
Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,400	5,635
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,190	28,152
France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,584	10,249
1.600% due 07/25/2015 (d)		3,283	5,012
2.100% due 07/25/2023 (d)		2,040	3,125
2.500% due 07/25/2013		4,830	7,743
3.150% due 07/25/2032 (d)		7,015	12,833
4.250% due 10/25/2023		1,000	1,447
General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,894
5.500% due 09/15/2066	GBP	12,450	21,449
5.500% due 09/15/2067	EUR	500	697
6.500% due 09/15/2067	GBP	30,600	56,610
Green Valley Ltd.
8.342% due 01/10/2011	EUR	5,100	8,054
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		2,254	3,513
4.250% due 08/01/2014		1,700	2,575
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,016,910	28,163
1.100% due 12/10/2016		10,702,640	101,186
1.200% due 06/10/2017		14,390,640	136,327
1.200% due 12/10/2017		1,748,700	16,535
Network Rail Infrastructure Finance PLC
1.375% due 11/22/2037 (d)	GBP	100	225
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,244
Pylon Ltd.
6.460% due 12/29/2008	EUR	21,850	34,274
8.860% due 12/29/2008		40,700	64,061
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	6,812
Silver Arrow S.A.
4.544% due 08/15/2014		8,883	13,909
Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,440
4.000% due 12/01/2008		37,000	7,597
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,200	65,962
2.500% due 08/16/2013		2,500	12,340

Total Foreign Currency-Denominated Issues (Cost $645,160)			705,522

CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011		157,000	9,308
Bank of America Corp.
7.250% due 12/31/2049		16,000	14,144
Wachovia Corp.
7.500% due 12/31/2049		9,000	7,969

Total Convertible Preferred Stocks (Cost $36,775)			31,421

SHORT-TERM INSTRUMENTS 23.9%
Certificates of Deposit 1.5%
Abbey National Treasury Services PLC
2.409% due 07/02/2008		96,900	96,900
Nordea Bank Finland PLC
3.082% due 12/01/2008		5,500	5,498
UBS AG Stamford Ct
3.751% due 07/01/2010 (b)		6,200	6,200
Unicredito Italiano NY
3.071% due 05/18/2009		126,000	122,149

			230,747

Commercial Paper 20.5%
ABN AMRO N.A. Finance
2.470% due 07/18/2008		5,300	5,294
Australia & New Zealand Banking Group Ltd.
2.740% due 09/05/2008		27,600	27,460
Bank of America Corp.
2.500% due 07/17/2008		8,000	7,991
2.700% due 09/09/2008		221,500	220,302
2.700% due 09/19/2008		20,000	19,874
Barclays U.S. Funding Corp.
2.680% due 08/01/2008		9,400	9,378
2.680% due 09/02/2008		37,700	37,519
2.780% due 09/23/2008		77,400	76,885
BNP Paribas Finance, Inc.
2.600% due 08/01/2008		50,700	50,586
2.622% due 09/08/2008		264,100	262,695
2.741% due 09/18/2008		12,300	12,224
Caisse d’Amortissement de la Dette Sociale
2.820% due 09/17/2008		67,200	66,789
CBA (de) Finance
2.510% due 08/04/2008		8,600	8,580
2.700% due 09/26/2008		300	298
2.750% due 09/15/2008		20,000	19,881
Citibank N.A.
3.570% due 08/19/2008		3,300	3,284
3.570% due 10/23/2008		25,300	25,065
Danske Corp.
2.450% due 07/15/2008		13,600	13,587
2.470% due 07/16/2008		7,100	7,093
2.500% due 08/06/2008		78,400	78,204
2.750% due 09/18/2008		249,400	247,851
2.760% due 09/16/2008		3,800	3,777
DnB NOR Bank ASA
2.700% due 09/05/2008		500	497
Federal Home Loan Bank
2.000% due 07/01/2008		117,000	117,000
ING Funding LLC
2.480% due 07/29/2008		5,500	5,489
2.485% due 07/15/2008		700	699
2.490% due 08/11/2008		46,300	46,169
2.500% due 08/13/2008		12,000	11,964
2.500% due 08/14/2008		42,800	42,669
Intesa Funding LLC
2.780% due 09/16/2008		700	696
National Australia Bank Ltd.
2.600% due 09/08/2008		311,200	309,544
Rabobank USA Financial Corp.
2.650% due 09/29/2008		100,300	99,577
Royal Bank of Scotland Group PLC
2.530% due 07/31/2008		100,000	99,789
2.560% due 08/11/2008		194,400	193,833
2.580% due 08/04/2008		26,900	26,834
2.600% due 07/15/2008		70,300	70,229
2.630% due 09/08/2008		23,000	22,878
2.650% due 07/23/2008		9,400	9,385
2.670% due 08/06/2008		2,200	2,194
2.860% due 08/04/2008		44,400	44,280
San Paolo U.S. Financial Co.
2.770% due 09/17/2008		40,000	39,755
Societe General N.A.
2.650% due 08/06/2008		10,000	9,974
2.650% due 08/08/2008		39,200	39,090
2.680% due 08/06/2008		12,200	12,167
2.750% due 08/06/2008		9,200	9,175
2.860% due 08/06/2008		200	199
2.900% due 09/18/2008		359,500	357,267
Svenska Handelsbanken AB
2.495% due 08/05/2008		12,000	11,971
2.520% due 07/15/2008		14,100	14,086
2.700% due 09/18/2008		16,500	16,398
UBS Finance Delaware LLC
2.400% due 07/16/2008		12,050	12,038
2.520% due 07/16/2008		28,500	28,470
2.625% due 09/02/2008		44,000	43,789
2.645% due 09/03/2008		6,300	6,269
2.730% due 09/02/2008		2,700	2,687
2.730% due 09/10/2008		4,800	4,774
2.750% due 08/05/2008		68,900	68,716
2.800% due 09/03/2008		900	896
2.845% due 09/30/2008		22,500	22,336
2.850% due 09/10/2008		25,100	24,962
Unicredito Italiano SpA
2.800% due 08/06/2008		15,000	14,958
3.080% due 09/16/2008		80,100	79,617
Westpac Banking Corp.
2.730% due 09/18/2008		1,100	1,093

			3,129,030

Repurchase Agreements 0.0%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		5,001	5,001

(Dated 06/30/2008. Collateralized by Fannie Mae 5.057% due 12/08/2028 valued at $307 and Federal Home Loan Bank 2.400% - 2.625% due 05/13/2009 - 06/10/2009 valued at $4,799. Repurchase proceeds are $5,001.)

U.S. Treasury Bills 1.9%
1.848% due 08/28/2008 - 09/25/2008 (c)(e)(f)		290,750	289,132

Total Short-Term Instruments (Cost $3,658,476)			3,653,910

Purchased Options (i) 0.1% (Cost $11,072)			13,319
Total Investments 193.4% (Cost $29,470,202)			$29,551,638
Written Options (j) (0.4%) (Premiums $67,591)			(66,226)
Other Assets and Liabilities (Net) (93.0%)			(14,207,252)

Net Assets 100.0%			$15,278,160

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $178,738 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) Securities with an aggregate market value of $109,399 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(g) Cash of $83,350 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	852	$(3,065)
90-Day Euribor June Futures	Long	06/2009	1,187	(5,064)
90-Day Euribor September Futures	Long	09/2008	373	(1,651)
90-Day Euribor September Futures	Long	09/2009	1,192	(5,153)
90-Day Eurodollar December Futures	Short	12/2008	258	566
90-Day Eurodollar December Futures	Long	12/2009	2,991	(2,745)
90-Day Eurodollar June Futures	Long	06/2009	4,210	2,151
90-Day Eurodollar March Futures	Long	03/2010	2,827	(2,536)
90-Day Eurodollar September Futures	Long	09/2008	1,228	(224)
90-Day Eurodollar September Futures	Long	09/2009	4,423	983
Euro-Bobl September Futures	Short	09/2008	909	1,431
Euro-Bobl September Futures Call Options Strike @ EUR 117.500	Long	09/2008	539	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	3,501	6,967
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 126.000	Long	09/2008	3,501	0
Euro-Schatz September Futures	Short	09/2008	1,861	1,605
Euro-Schatz September Futures Call Options Strike @ EUR 108.500	Long	09/2008	1,861	0
Japan Government 10-Year Bond September Futures	Short	09/2008	50	(964)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	26	(13)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	11,452	4,529
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	2,342	8,225
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	870	(2,472)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	(428)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,095	(2,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	(2,696)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2,597	(3,365)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	(439)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	840	2,497

				$(4,562)

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.820%)	12/20/2017	RBS	$5,000	$518
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%	03/20/2013	DUB	17,100	(110)
Amgen, Inc. 5.850% due 06/01/2017	Buy	(0.670%)	06/20/2017	DUB	9,000	171
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	GSC	4,100	58
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	5,800	(75)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	8,600	(112)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	8,500	(247)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.640%)	12/20/2017	CSFB	5,000	146
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP	17,000	(1,414)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%)	12/20/2012	BOA	800	18
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%)	06/20/2017	BCLY	2,500	34
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%)	09/20/2012	BEAR	7,200	793
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%)	09/20/2012	RBS	10,000	1,105
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%)	09/20/2012	UBS	10,000	1,105
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	JPM	800	90
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.740%)	06/20/2017	DUB	6,195	(8)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	3,200	(107)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	3,100	(99)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%	06/20/2012	CSFB	9,000	(286)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	CSFB	3,700	(115)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	CITI	5,000	(112)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	MSC	1,800	(40)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	GSC	2,000	(44)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%	12/20/2012	DUB	1,100	(39)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%	03/20/2013	CITI	1,300	(1)
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.900%)	06/20/2018	BNP	5,400	211
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.850%)	06/20/2018	UBS	2,300	98
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	CITI	2,300	21
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%)	03/20/2018	LEH	2,500	(114)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	GSC	4,600	67
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%)	06/20/2015	JPM	2,200	58
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%)	03/20/2018	BOA	10,000	237
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%)	03/20/2018	CSFB	5,000	278
Erac USA Finance Co. 6.375% due 10/15/2017	Buy	(2.700%)	12/20/2017	GSC	5,000	22
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	20,000	(104)
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%	03/20/2013	BNP	2,500	6
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%	06/20/2012	UBS	1,500	(379)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	BCLY	2,500	(594)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	8,600	(2,042)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	3,600	(851)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2009	BOA	700	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB	1,900	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%	03/20/2013	BCLY	4,700	(113)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%)	09/20/2008	GSC	6,200	103
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	DUB	2,900	56
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	GSC	1,100	(300)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	UBS	5,000	(1,300)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	MSC	5,700	(1,324)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%)	09/20/2012	RBS	10,000	2,778
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	BCLY	3,200	(1,003)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	11,300	(3,543)
GMAC LLC 6.875% due 08/28/2012	Sell	5.100%	09/20/2012	BOA	15,000	(4,075)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012	JPM	3,100	(823)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%	09/20/2012	JPM	3,100	(820)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	BOA	1,200	(296)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	MLP	18,600	(4,597)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%	09/20/2012	GSC	9,300	(2,297)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	7,000	(1,630)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%)	03/20/2018	BNP	7,500	226
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	LEH	8,000	(188)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	9,600	(218)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	MLP	5,000	(112)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	MSC	2,100	(47)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	BCLY	7,000	(151)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%	09/20/2012	RBS	2,000	(42)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	BEAR	600	(12)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	CITI	4,400	164
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	BNP	5,700	215
HCP, Inc. 6.300% due 09/15/2016	Buy	(2.830%)	09/20/2016	JPM	2,000	(68)
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.260%)	03/20/2018	MSC	5,000	(24)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%)	03/20/2016	LEH	2,500	(61)
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	4,000	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	DUB	36,500	(36)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%)	12/20/2013	BNP	2,500	139
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%)	12/20/2013	DUB	4,100	228
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.530%)	12/20/2013	JPM	3,900	229
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	BEAR	1,000	5
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%)	03/20/2018	RBS	2,000	3
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%)	03/20/2018	GSC	4,000	86
Kraft Foods, Inc. 6.125% due 08/23/2018	Buy	(1.040%)	06/20/2018	BOA	3,700	32
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%)	09/20/2017	BOA	5,000	(44)
Lafarge S.A. 6.500% due 07/15/2016	Buy	(1.690%)	09/20/2016	BOA	5,000	49
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	7,000	(549)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	8,700	(670)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	3,200	(200)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	BNP	3,200	(191)
Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%)	09/20/2017	MSC	2,000	(34)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	Buy	(2.000%)	03/20/2012	JPM	3,000	17
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%)	09/20/2017	DUB	2,000	48
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.100%)	09/20/2017	DUB	1,000	24
Macy’s Retail Holdings, Inc. 7.875% due 07/15/2015	Buy	(2.470%)	09/20/2015	MSC	10,000	11
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	GSC	2,100	142
Marriott International, Inc. 5.810% due 11/10/2015	Buy	(1.880%)	12/20/2015	DUB	5,000	195
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%)	09/20/2015	BOA	2,500	(55)
Masco Corp. 5.850% due 03/15/2017	Buy	(1.920%)	03/20/2017	CITI	8,000	236
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%)	12/20/2012	BOA	1,600	97
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	BCLY	9,800	601
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	JPM	5,400	331
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	UBS	1,100	68
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%)	12/20/2012	LEH	5,000	312
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%)	03/20/2013	BNP	8,000	361
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%	01/20/2017	LEH	5,700	(236)
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%)	06/20/2015	CITI	10,000	418
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%)	06/20/2015	DUB	4,000	167
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%)	06/20/2015	GSC	900	38
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.100%)	06/20/2015	DUB	13,900	663
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%)	06/20/2015	BCLY	2,000	102
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%)	12/20/2017	LEH	4,000	495
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	11,700	17
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	4,200	83
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%)	12/20/2017	CSFB	4,000	16
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	4,000	(4)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	BCLY	26,300	(17)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	MSC	8,900	(6)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	Buy	(0.570%)	06/20/2013	CITI	1,500	9
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	Buy	(0.550%)	06/20/2013	LEH	1,500	11
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	Buy	(0.720%)	06/20/2018	DUB	11,000	122
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	Buy	(0.700%)	06/20/2018	LEH	3,500	46
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	Buy	(0.690%)	06/20/2018	CITI	3,500	49
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	7,000	3
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	4,000	2
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	BCLY	17,900	12
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	LEH	17,300	14
PPG Industries, Inc. 6.650% due 03/15/2018	Buy	(0.650%)	03/20/2018	BOA	10,000	220
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%)	06/20/2017	BCLY	2,000	48
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%)	06/20/2013	BCLY	10,600	30
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%)	06/20/2013	CITI	3,000	9
Reynolds American, Inc. 7.250% due 06/01/2013	Buy	(1.020%)	06/20/2013	DUB	10,000	12
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	CITI	100	(30)
RPM International, Inc. 6.500% due 02/15/2018	Buy	(1.030%)	03/20/2018	BOA	8,550	106
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	DUB	19,000	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	BCLY	17,900	(9)
Ryder System, Inc. 6.000% due 03/01/2013	Buy	(0.850%)	03/20/2013	BOA	1,100	9
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.810%)	09/20/2015	DUB	6,000	100
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(1.035%)	09/20/2013	BCLY	10,000	237
Sempra Energy 6.150% due 06/15/2018	Buy	(0.580%)	06/20/2018	BOA	3,000	24
Sempra Energy 6.150% due 06/15/2018	Buy	(0.550%)	06/20/2018	DUB	1,500	16
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC	8,000	(81)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%	03/20/2009	BCLY	5,000	(43)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%	03/20/2009	UBS	25,000	224
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.750%)	09/20/2014	DUB	10,000	80
Spectra Energy Capital LLC 6.200% due 04/15/2018	Buy	(0.975%)	06/20/2018	DUB	15,000	7
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	MSC	400	7
Target Corp. 6.000% due 01/15/2018	Buy	(1.200%)	03/20/2018	MSC	7,000	(242)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%)	06/20/2018	GSC	3,200	39
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.530%)	06/20/2018	JPM	7,500	102
Tyco Electronics Group S.A. 6.550% due 10/01/2017	Buy	(0.950%)	12/20/2017	DUB	4,000	(28)
Tyco International Group S.A. 6.000% due 11/15/2013	Buy	(0.750%)	12/20/2013	BOA	8,000	65
Tyco International Ltd. 7.000% due 12/15/2019	Buy	(1.120%)	12/20/2019	BOA	12,000	249
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	BCLY	17,900	(80)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	DUB	19,000	(84)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%)	06/20/2017	LEH	5,000	124
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	LEH	3,100	27
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%)	12/20/2017	BOA	4,000	121
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%)	06/20/2016	LEH	2,500	41
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.150%)	06/20/2016	DUB	5,000	111
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	11,000	(41)
Whirlpool Corp. 6.500% due 06/15/2016	Buy	(1.060%)	06/20/2016	GSC	6,000	71

						$(16,528)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$84,990	$6,086
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BCLY	11,484	487
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BEAR	48,520	2,677
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BOA	137,263	6,657
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	DUB	2,178	94
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	24,552	901
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	MLP	89,397	4,162
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	UBS	31,779	1,424
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	43,400	(3,107)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%	12/20/2012	GSC	10,800	511
Dow Jones CDX N.A. HY9 Index	Sell	6.450%	12/20/2012	JPM	15,000	748
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	10,600	578
Dow Jones CDX N.A. HY9 Index	Sell	6.570%	12/20/2012	MSC	2,800	153
Dow Jones CDX N.A. HY9 Index	Sell	6.690%	12/20/2012	MLP	8,200	485
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BCLY	26,400	774
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BOA	13,000	395
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	LEH	25,200	556
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	143,200	5,463
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	RBS	30,300	536
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	15,000	121
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	91,900	989
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	37,300	(1,076)
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	6,500	10
Dow Jones CDX N.A. IG9 Index	Sell	1.130%	12/20/2012	MSC	4,800	63
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%)	12/20/2017	GSC	22,700	1,150
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	224,400	7,064
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	38,200	1,340
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	62,700	2,198
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	17,600	614
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	34,200	1,181
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	151,800	4,046
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	490,800	1,551
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	220,200	846
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MLP	39,300	(80)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	136,700	1,012
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	BCLY	73,900	1,961
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	67,900	1,043
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	BOA	6,400	320
Home Equity Index A Rating 2007-1	Sell	0.640%	08/25/2037	LEH	4,100	(1,096)

						$52,837

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	(1,381)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		15,900	(102)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		468,200	(1,452)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$261,800	(766)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		295,800	(1,344)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		9,800	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		1,085,200	(2,599)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		62,400	(256)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		115,700	526
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		230,300	1,088
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		132,400	780
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		439,985	3,454
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	(1,142)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		22,000	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		66,300	(121)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		403,100	(3,446)
Receive	3-Month USD-LIBOR	5.000%	06/20/2014	GSC		264,300	(8,392)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		80,400	1,520
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		37,900	709
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		51,100	(1,533)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		167,000	(1,987)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(10,347)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(308)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		94,000	(1,038)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		95,950	(929)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(3,183)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		32,200	179
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		146,500	(15,521)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		59,600	(6,314)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	1,923
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		196,400	(4,018)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		101,100	(2,636)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	03/15/2010	BCLY	EUR	50,000	(937)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP		60,000	(1,378)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		52,200	(1,131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		8,800	(183)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		22,700	(457)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		33,900	(1,130)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.100%	03/13/2011	DUB		4,800	(138)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		31,400	(1,256)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		27,800	(937)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		6,900	(367)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		40,900	(2,090)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		72,600	(3,666)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,900	(348)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		12,600	(741)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,200	(298)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		52,500	(2,887)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,900	(283)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,900	(407)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,000	(175)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,300	(2,593)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(543)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		17,000	(694)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.098%	09/28/2012	BNP		33,000	(1,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		75,000	(3,631)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		33,100	(394)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		30,000	(291)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,100	(1,521)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		169,500	(1,597)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		53,500	(1,246)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		209,600	(4,837)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		35,800	(836)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		21,900	(500)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		530,800	(9,318)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		83,700	586
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,900	1,119
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	740
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		20,200	896
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		21,200	949
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,600	569
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	(3,498)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	(3,024)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		104,450	12,009
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		500	21
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		56,600	62
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,927	245
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	(1,615)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	(6,767)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	BCLY		2,900	130
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	(2,155)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(3,576)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	(1,098)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(2,891)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(3,851)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	(3,072)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		1,700	95
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,200	2,893
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		30,600	805
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	893
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	424
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	5,550
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	358
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		2,220,000	(236)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		8,630,000	(966)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		9,190,000	(1,041)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	210,000	(1,197)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		476,300	(4,332)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		11,800	(103)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		132,800	(1,096)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	3,000	(2,812)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		47,600	(3,033)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		277,300	(17,076)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		6,000	(150)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(109)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		427,200	(11,156)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		40,800	(1,107)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	33,900	(403)
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(1,792)
Pay	U.S. CPI Urban Consumers NSA Index	2.790%	10/07/2015	BNP		50,000	(2,078)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(1,508)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		39,000	(178)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		6,900	(48)
Pay	United Kingdom RPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(5,145)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		3,000	(300)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		11,900	(1,291)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		34,800	(4,139)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		13,600	(2,474)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		17,000	(2,807)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		5,250	(837)

							$(177,958)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	5,150	$174	$82
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	3,818	69	31
Call - CBOT U.S. Treasury 10-Year Note September Futures	137.000	08/22/2008	1,983	36	33
Call - CBOT U.S. Treasury 10-Year Note September Futures	138.000	08/22/2008	7,096	128	117
Call - CBOT U.S. Treasury 30-Year Bond September Futures	146.000	08/22/2008	5,700	103	94
Call - CBOT U.S. Treasury 30-Year Bond September Futures	148.000	08/22/2008	6,900	125	114
Call - CBOT U.S. Treasury 30-Year Bond September Futures	149.000	08/22/2008	4,137	75	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	80.000	08/22/2008	962	9	15
Put - CBOT U.S. Treasury 10-Year Note September Futures	85.000	08/22/2008	1,100	10	17
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/22/2008	1,316	24	20
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/22/2008	1,000	10	15
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	7,221	131	108

				$894	$714

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$809
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	108
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	73
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	56
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	258
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	204

							$3,328	$1,508

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	55,100	$2,903	$9,049
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,007
Call - OTC U.S. dollar versus Japanese yen	JPY	111.000	12/01/2008		$32,000	579	41

						$6,385	$11,097

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.500% due 07/01/2038	$92.000	07/07/2008	$181,000	$21	$0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	98.000	07/16/2008	1,000,000	78	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	97.500	07/16/2008	1,000,000	78	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	97.500	07/16/2008	800,000	63	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	86.000	07/09/2008	21,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	99.500	07/07/2008	200,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.500	07/09/2008	1,156,300	90	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	100.000	07/07/2008	500,000	39	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	102.500	07/16/2008	1,000,000	78	0

				$465	$0

(j) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	4,991	$4,713	$2,944
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	1,433	1,476	535
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	2,298	1,951	2,516
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	1,198	1,456	633
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	1,260	1,436	453
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	2,525	1,905	808
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	1,251	1,365	660
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	1,433	1,558	1,206
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	563	298	70

				$16,158	$9,825

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3 -Month USD -LIBOR	Receive	5.250%	09/15/2008	$72,000	$1,917	$3,296
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	309
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	74,000	1,950	1,118
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	68
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	78
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,300	1,317	2,938
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	16
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	3,691
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	20
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	6,085
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	570
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	3,150
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,877
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	6,328
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	34
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	5,169
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	484
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	102
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	78
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	4,322
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,284	405
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	603	362
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	225
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	9,258
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	5,517

							$50,903	$55,500

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$32,000	$530	$901

(k) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$28,189	$26,574	0.17%

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$130,000	$124,302	$124,617
Fannie Mae	5.500%	07/01/2023	4,800	4,804	4,832
Fannie Mae	5.500%	07/01/2038	1,517,800	1,505,906	1,496,219
Fannie Mae	6.000%	07/01/2038	307,800	308,204	310,541
Fannie Mae	6.500%	07/01/2038	8,000	8,224	8,236
Freddie Mac	4.500%	07/01/2023	5,000	4,812	4,831
Freddie Mac	5.000%	07/01/2023	226,000	222,681	223,210
Freddie Mac	5.000%	07/01/2038	200	192	192
Freddie Mac	5.500%	07/01/2038	11,000	10,865	10,837
Freddie Mac	6.000%	07/01/2038	92,500	93,237	93,440
Ginnie Mae	5.500%	07/01/2038	6,000	5,920	5,971
Treasury Inflation Protected Securities	1.750%	01/15/2028	128,608	119,295	123,437
U.S. Treasury Bonds	4.375%	02/15/2038	642,200	603,495	638,812
U.S. Treasury Bonds	4.750%	02/15/2037	107,800	108,091	113,905
U.S. Treasury Bonds	5.000%	05/15/2037	325,600	337,276	353,628
U.S. Treasury Bonds	5.375%	02/15/2031	700	751	794
U.S. Treasury Notes	2.000%	02/28/2010	150,000	148,946	150,060
U.S. Treasury Notes	2.125%	04/30/2010	359,700	354,079	358,883
U.S. Treasury Notes	2.500%	03/31/2013	180,000	171,271	175,157
U.S. Treasury Notes	3.125%	09/15/2008	177,200	177,605	179,487
U.S. Treasury Notes	3.125%	04/30/2013	47,700	46,480	47,666
U.S. Treasury Notes	3.250%	12/31/2009	93,300	93,922	94,664
U.S. Treasury Notes	3.500%	05/31/2013	11,750	11,816	11,911
U.S. Treasury Notes	3.500%	02/15/2018	306,200	293,847	299,466
U.S. Treasury Notes	3.625%	12/31/2012	30,710	31,302	31,240
U.S. Treasury Notes	3.625%	05/15/2013	21,700	21,975	22,161
U.S. Treasury Notes	3.875%	10/31/2012	5,000	5,084	5,171
U.S. Treasury Notes	3.875%	05/15/2018	93,300	90,521	93,280
U.S. Treasury Notes	4.000%	02/15/2015	44,400	45,008	46,431
U.S. Treasury Notes	4.125%	08/31/2012	123,600	126,457	130,061
U.S. Treasury Notes	4.125%	05/15/2015	8,750	8,941	9,113
U.S. Treasury Notes	4.250%	08/15/2014	97,800	100,772	104,109
U.S. Treasury Notes	4.250%	11/15/2017	106,910	107,835	110,036
U.S. Treasury Notes	4.500%	02/15/2016	108,600	112,616	116,490
U.S. Treasury Notes	4.750%	05/15/2014	201,500	211,473	217,911
U.S. Treasury Notes	4.750%	08/15/2017	110,300	115,114	119,285
U.S. Treasury Notes	4.875%	05/31/2011	76,100	79,477	80,815
U.S. Treasury Notes	4.875%	08/15/2016	123,550	130,733	135,105
U.S. Treasury Notes	5.125%	05/15/2016	71,300	77,812	78,416
United Kingdom Gilt Inflation Linked Bond	2.000%	01/26/2035	400	1,309	1,289

				$6,022,450	$6,131,709

(3)	Market value includes $43,855 of interest payable on short sales.

(m) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,035	07/2008	$0	$(7)	$(7)
Buy	BRL	330,774	07/2008	27,746	0	27,746
Sell		330,774	07/2008	0	(12,577)	(12,577)
Buy		317,677	12/2008	15,820	0	15,820
Sell		143,523	12/2008	0	(6,737)	(6,737)
Sell	CAD	25,618	08/2008	207	0	207
Sell	CHF	10,851	09/2008	0	(198)	(198)
Buy	EUR	1,520	07/2008	0	(1)	(1)
Sell		140,029	07/2008	0	(2,256)	(2,256)
Sell	GBP	178,898	08/2008	0	(1,967)	(1,967)
Buy	JPY	15,528,506	07/2008	2,228	0	2,228
Sell		42,275,230	07/2008	0	(6,604)	(6,604)
Buy	KRW	6,423,533	08/2008	0	(636)	(636)
Sell		6,423,533	08/2008	46	(5)	41
Buy	MXN	2,483,735	07/2008	17,427	0	17,427
Sell		2,483,735	07/2008	0	(13,363)	(13,363)
Buy		188,254	11/2008	183	0	183
Sell		231,576	11/2008	0	(56)	(56)
Buy	MYR	313	08/2008	0	(1)	(1)
Buy		36,868	11/2008	0	(193)	(193)
Buy		45,351	02/2009	0	(287)	(287)
Sell	NZD	8,951	07/2008	0	(42)	(42)
Buy	PHP	670,219	08/2008	0	(1,585)	(1,585)
Buy	PLN	130,932	07/2008	14,264	0	14,264
Sell		130,932	07/2008	0	(1,197)	(1,197)
Buy		130,932	05/2009	1,186	0	1,186
Buy	RUB	17,945	07/2008	55	0	55
Sell		17,945	07/2008	0	(11)	(11)
Buy		2,071,529	11/2008	3,897	0	3,897
Sell		748,678	11/2008	0	(1,940)	(1,940)
Buy		17,945	05/2009	17	0	17
Sell	SEK	66,896	09/2008	0	(50)	(50)
Buy	SGD	69,446	11/2008	510	0	510

				$83,586	$(49,713)	$33,873

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$9,309	$29,538,362	$3,967	$29,551,638
Other Financial Instruments++	(4,561)	(6,210,669)	(51,188)	(6,266,418)

Total	$4,748	$23,327,693	$(47,221)	$23,285,220

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/ (out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$6,330	$3,899	$0	$(105)	$(6,157)	$3,967
Other Financial Instruments++	(10,099)	0	0	(41,632)	543	(51,188)

Total	$(3,769)	$3,899	$0	$(41,737)	$(5,614)	$(47,221)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 15.6%
Banking & Finance 14.5%
Allstate Life Global Funding II
3.328% due 05/21/2010		$5,000	$4,971
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,900	1,895
American Express Bank FSB
5.500% due 04/16/2013		600	588
6.000% due 09/13/2017		300	290
American Express Centurion Bank
6.000% due 09/13/2017		300	290
American Express Co.
7.000% due 03/19/2018		670	680
8.150% due 03/19/2038		190	212
American Honda Finance Corp.
3.552% due 06/20/2011		7,600	7,596
American International Group, Inc.
5.850% due 01/16/2018		200	188
8.175% due 05/15/2058		1,100	1,039
Atlantic & Western Re Ltd.
9.041% due 01/09/2009		700	698
Bank of America Corp.
5.650% due 05/01/2018		4,800	4,496
8.125% due 12/29/2049		4,800	4,543
Bank of America N.A.
3.316% due 05/12/2010		300	299
Barclays Bank PLC
5.450% due 09/12/2012		800	810
6.050% due 12/04/2017		300	295
7.434% due 09/29/2049		100	94
7.700% due 04/29/2049		1,600	1,636
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		300	312
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	92
Capital One Financial Corp.
6.750% due 09/15/2017		300	298
Caterpillar Financial Services Corp.
3.559% due 06/24/2011		7,200	7,196
Chubb Corp.
6.500% due 05/15/2038		2,500	2,400
Citigroup Funding, Inc.
2.481% due 04/23/2009		900	888
3.820% due 05/07/2010		400	397
Citigroup, Inc.
2.831% due 12/28/2009		800	781
2.939% due 01/30/2009		500	496
6.125% due 05/15/2018		5,800	5,569
8.400% due 04/29/2049		2,100	1,999
Credit Suisse New York, Inc.
5.000% due 05/15/2013		6,500	6,335
GATX Financial Corp.
5.800% due 03/01/2016		1,000	968
General Electric Capital Corp.
2.826% due 12/12/2008		500	499
5.875% due 01/14/2038		5,000	4,552
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		900	876
6.750% due 10/01/2037		1,000	919
HBOS PLC
6.750% due 05/21/2018		1,000	959
HSBC Bank USA N.A.
7.000% due 01/15/2039		5,300	5,208
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014		100	96
6.875% due 05/02/2018		900	874
7.500% due 05/11/2038		5,000	4,656
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)		300	281
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		3,600	3,437
Metropolitan Life Global Funding I
3.554% due 06/25/2010		7,100	7,097
5.125% due 04/10/2013		500	493
Morgan Stanley
4.778% due 05/14/2010		8,200	8,173
6.625% due 04/01/2018		1,500	1,426
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		1,000	1,000
New York Life Global Funding
4.650% due 05/09/2013		1,400	1,391
Pacific Life Global Funding
5.150% due 04/15/2013		400	396
Rabobank Nederland NV
2.733% due 01/15/2009		400	400
3.119% due 05/19/2010		4,100	4,095
Residential Reinsurance 2007 Ltd.
9.932% due 06/07/2010		400	401
Rockies Express Pipeline LLC
5.100% due 08/20/2009		600	601
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		300	291
Simon Property Group LP
6.125% due 05/30/2018		1,400	1,366
UBS AG
5.750% due 04/25/2018		2,500	2,393
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		400	400
Vita Capital III Ltd.
3.911% due 01/01/2012		300	288
Wachovia Bank N.A.
2.752% due 12/02/2010		800	761
Wachovia Corp.
5.500% due 05/01/2013		3,600	3,451
Wells Fargo & Co.
4.375% due 01/31/2013		200	194
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	697

			116,022

Industrials 1.0%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	100
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,520
EchoStar DBS Corp.
7.000% due 10/01/2013		600	574
Gaz Capital S.A.
7.343% due 04/11/2013		200	206
8.146% due 04/11/2018		300	312
Oracle Corp.
5.750% due 04/15/2018		900	902
Suncor Energy, Inc.
6.850% due 06/01/2039		2,800	2,873
UnitedHealth Group, Inc.
6.875% due 02/15/2038		500	475

			7,962

Utilities 0.1%
Constellation Energy Group, Inc.
4.550% due 06/15/2015		100	89
Embarq Corp.
7.082% due 06/01/2016		100	95
NGPL Pipe Co. LLC
6.514% due 12/15/2012		500	509
Public Service Electric & Gas Co.
5.300% due 05/01/2018		400	396

			1,089

Total Corporate Bonds & Notes (Cost $127,523)			125,073

MUNICIPAL BONDS & NOTES 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	195
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	83
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	467
6.125% due 06/01/2032		400	374
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	89

Total Municipal Bonds & Notes (Cost $1,173)			1,208

U.S. GOVERNMENT AGENCIES 27.1%
Fannie Mae
4.994% due 09/01/2044 - 10/01/2044		154	154
5.000% due 08/01/2035 - 02/01/2037		2,477	2,381
5.500% due 03/01/2034 - 05/01/2038		118,529	117,022
6.000% due 08/01/2036 - 05/01/2038		38,450	38,845
Freddie Mac
4.500% due 05/15/2017		54	54
5.000% due 09/01/2035		171	165
5.500% due 12/01/2036 - 02/01/2038		44,238	43,630
6.000% due 09/01/2037 - 07/01/2038		11,981	12,103
6.692% due 10/01/2036		1,257	1,270
6.709% due 09/01/2036		1,147	1,173
6.732% due 07/01/2036		1,042	1,065

Total U.S. Government Agencies (Cost $219,773)			217,862

U.S. TREASURY OBLIGATIONS 104.2%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		24,538	24,469
0.875% due 04/15/2010		5,133	5,225
1.625% due 01/15/2015		2,604	2,691
1.625% due 01/15/2018		50,133	50,979
1.750% due 01/15/2028		53,449	50,802
1.875% due 07/15/2013		70,598	74,669
1.875% due 07/15/2015		29,243	30,644
2.000% due 04/15/2012		1,916	2,023
2.000% due 01/15/2014		35,454	37,667
2.000% due 07/15/2014		43,348	46,068
2.000% due 01/15/2016		5,411	5,703
2.000% due 01/15/2026		28,971	28,701
2.375% due 04/15/2011		42,959	45,540
2.375% due 01/15/2017		107	116
2.375% due 01/15/2025		43,692	45,798
2.375% due 01/15/2027		21,116	22,115
2.500% due 07/15/2016		21,086	23,057
2.625% due 07/15/2017		64,352	71,099
3.000% due 07/15/2012		80,461	88,400
3.375% due 04/15/2032		9,075	11,397
3.500% due 01/15/2011		5,091	5,545
3.625% due 04/15/2028		89,679	111,763
3.875% due 04/15/2029		35,372	45,897
4.250% due 01/15/2010		5,138	5,512

Total U.S. Treasury Obligations (Cost $822,896)			835,880

MORTGAGE-BACK0ED SECURITIES 0.9%
American Home Mortgage Assets Trust
4.448% due 11/25/2046		1,424	1,052
BCAP LLC Trust
2.652% due 01/25/2037		634	406
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		389	372
4.550% due 08/25/2035		218	209
4.863% due 01/25/2035		840	814
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		147	138
4.748% due 08/25/2035		93	89
4.900% due 12/25/2035		56	53
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		481	424
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,174	1,139
Lehman XS Trust
2.562% due 07/25/2046		53	51
MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035		497	471
Residential Accredit Loans, Inc.
2.662% due 06/25/2046		696	499
Residential Asset Securitization Trust
2.882% due 01/25/2046		969	685
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,341	993

Total Mortgage-Backed Securities (Cost $7,592)			7,395

ASSET-BACKED SECURITIES 3.1%
BA Credit Card Trust
2.481% due 02/15/2013		4,600	4,539
3.671% due 12/16/2013		5,800	5,890
Chase Issuance Trust
2.921% due 01/15/2012		8,400	8,397
3.227% due 08/17/2015		6,200	6,138

Total Asset-Backed Securities (Cost $24,949)			24,964

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	219	291
France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,907	3,124
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	555
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	564	878
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,350	1,413
1.100% due 12/10/2016		110,440	1,044
1.200% due 06/10/2017		273,240	2,589
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	136
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,081

Total Foreign Currency-Denominated Issues (Cost $10,074)			11,111

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Wachovia Corp.
7.500% due 12/31/2049		300	265

Total Convertible Preferred Stocks (Cost $300)			265

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 53.6%
Certificates of Deposit 4.3%
Abbey National Treasury Services PLC
2.409% due 07/02/2008		$1,700	1,700
Sao Paolo IMI NY
3.312% due 06/09/2010		7,000	6,954
UBS AG Stamford Ct
3.751% due 07/01/2010 (a)		13,400	13,400
Unicredito Italiano NY
3.071% due 05/15/2009		6,700	6,700
3.071% due 05/18/2009		5,500	5,500

			34,254

Commercial Paper 37.2%
ABN AMRO N.A. Finance
2.500% due 07/11/2008		27,300	27,281
Barclays U.S. Funding Corp.
2.680% due 09/02/2008		17,900	17,814
BNP Paribas Finance, Inc.
2.510% due 07/31/2008		26,000	25,946
Caisse d’Amortissement de la Dette Sociale
2.430% due 07/07/2008		16,100	16,094
Citibank N.A.
3.570% due 10/23/2008		700	693
3.580% due 10/23/2008		11,400	11,294
Danske Corp.
2.750% due 09/22/2008		7,000	6,954
Federal Home Loan Bank
2.000% due 07/01/2008		2,000	2,000
ING Funding LLC
2.500% due 08/14/2008		27,900	27,815
Intesa Funding LLC
2.750% due 09/09/2008		11,000	10,940
Nordea N.A., Inc.
2.350% due 07/07/2008		27,900	27,889
Royal Bank of Scotland Group PLC
2.630% due 09/08/2008		27,900	27,752
2.660% due 07/08/2008		24,400	24,387
Societe General N.A.
2.880% due 09/12/2008		27,100	26,946
UBS Finance Delaware LLC
2.930% due 10/27/2008		18,200	18,024
Westpac Banking Corp.
2.500% due 08/06/2008		26,900	26,833

			298,662

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
1.650% due 07/01/2008		1,562	1,562
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $1,595. Repurchase proceeds are $1,562.)
U.S. Treasury Bills 11.9%
1.751% due 08/28/2008 - 09/25/2008 (b)(d)(e)		95,750	95,262

Total Short-Term Instruments (Cost $429,888)			429,740

Purchased Options (h) 0.0% (Cost $125)			151
Total Investments 206.1% (Cost $1,644,293)			$1,653,649
Written Options (i) (0.1%) (Premiums $944)			(786)
Other Assets and Liabilities (Net) (106.0%)			(850,386)

Net Assets 100.0%			$802,477

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $92,776 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Securities with an aggregate market value of $2,486 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(f) Cash of $ 6,282 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(149)
90-Day Euribor June Futures	Long	06/2009	106	(584)
90-Day Euribor September Futures	Short	09/2008	12	44
90-Day Euribor September Futures	Long	09/2009	30	(163)
90-Day Eurodollar December Futures	Short	12/2008	42	(173)
90-Day Eurodollar December Futures	Long	12/2009	369	(246)
90-Day Eurodollar June Futures	Long	06/2009	366	9
90-Day Eurodollar March Futures	Long	03/2010	224	(200)
90-Day Eurodollar September Futures	Long	09/2009	357	(129)
Euro-Bobl September Futures	Short	09/2008	21	54
Euro-Bobl September Futures Call Options Strike @ EUR 117.500	Long	09/2008	21	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	96	247
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 126.000	Long	09/2008	96	0
Euro-Schatz September Futures	Short	09/2008	87	76
Euro-Schatz September Futures Call Options Strike @ EUR 108.500	Long	09/2008	87	0
Japan Government 10-Year Bond September Futures	Short	09/2008	2	(35)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	90	55
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	28	(93)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	(21)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	(16)

				$(1,324)

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	$100	$(1)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	100	(1)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	100	(3)
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	JPM	300	33
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	100	(3)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	LEH	200	(4)
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.900%)	06/20/2018	BNP	300	12
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.850%)	06/20/2018	UBS	400	17
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%)	03/20/2018	MSC	2,500	(93)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%)	06/20/2015	JPM	100	3
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	100	(24)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	100	(24)
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%)	03/20/2016	CITI	1,000	17
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	CITI	100	27
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	BOA	700	(173)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	100	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	100	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	BEAR	100	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	BNP	100	4
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	100	(8)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	100	(8)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	CITI	200	(61)
Simon Property Group LP 6.125% due 05/30/2018	Buy	(0.947%)	06/20/2018	DUB	1,400	29

						$(361)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,630	$110
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BEAR	1,485	71
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BOA	495	32
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	DUB	396	17
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	LEH	495	22
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	BEAR	198	14
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	800	(56)
Dow Jones CDX N.A. HY9 Index	Sell	6.450%	12/20/2012	JPM	300	15
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	100	5
Dow Jones CDX N.A. HY9 Index	Sell	6.570%	12/20/2012	MSC	400	22
Dow Jones CDX N.A. HY9 Index	Sell	6.690%	12/20/2012	MLP	200	12
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	BCLY	41,000	668
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	GSC	12,900	168
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	500	19
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	RBS	5,700	101
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	900	21
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	600	21
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	5,900	115
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	34,000	(76)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	9,600	37
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	BCLY	1,600	42
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	GSC	2,700	41

						$1,421

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	$(105)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$3,400	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		7,600	(18)
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	BCLY		4,300	(183)
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	MSC		9,500	(350)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		8,000	(9)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,300	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		15,100	253
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,700	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(42)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,200	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		17,200	(179)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,300	(323)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,600	(124)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	(26)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,500	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		800	(49)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		2,000	(102)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		500	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		500	(5)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	(15)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		2,400	(23)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		900	(21)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(43)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,300	(145)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		200	9
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		300	13
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,900	38
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	4,100	499
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,000	1
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		161	2
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	(236)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	(35)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(70)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,400	(338)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		300	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	37
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	178
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	5
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		30,000	(3)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		100,000	(11)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		110,000	(12)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI	MXN	7,300	(68)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		2,300	(20)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		1,200	(10)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,000	(16)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	2,000	(35)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		1,700	(97)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(196)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(97)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,300	(70)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		5,100	(129)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		1,500	(40)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	500	(6)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		$1,000	(5)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	800	(80)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,000	(108)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		500	(59)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		100	(17)

							$(2,563)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.200%	11/30/2008	BCLY	12,107	$(7,284)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.350%	11/30/2008	BCLY	10,191	(6,125)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	9,434	(5,699)
Pay	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	3,547	2,136
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	43,009	(25,910)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.400%	02/27/2009	MLP	21,536	(12,939)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	03/31/2009	MLP	17,113	(6,378)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.050%	03/31/2009	MLP	19,386	(10,565)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.150%	03/31/2009	MLP	19,548	(10,159)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.250%	03/31/2009	MLP	19,730	(11,866)

						$(94,789)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	175	$6	$3
Put - CBOT U.S. Treasury 30-Year Bond September Futures	140.000	08/22/2008	306	6	5

				$12	$8

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	700	$37	$115
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	26
Call - OTC U.S. dollar versus Japanese yen	JPY	111.000	12/01/2008		$1,000	18	1

						$92	$142

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 07/01/2038	$92.250	07/07/2008	$19,500	$2	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	97.500	07/11/2008	18,000	1	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	98.000	07/28/2008	45,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	99.500	07/28/2008	60,000	5	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	102.500	07/11/2008	45,000	4	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	106.500	07/11/2008	77,000	6	0

				$21	$1

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	206	$195	$122
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	15	15	5
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	82	76	90
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	52	63	27
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	51	58	18
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	102	77	33
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	52	57	27
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	15	16	13
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	29	15	4

				$572	$339

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$1,000	$27	$46
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	1,000	27	4
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	300	14	32
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	0
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	43
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	0
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	48
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	28
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	65
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	30	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	2,000	58	96
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	57

							$355	$419

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	100.000	12/01/2008	$1,000	$17	$28

(j) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$298	$281	0.04%

(k) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(4)
Fannie Mae	5.000%	07/01/2038	$1,700	$1,626	$1,629
Fannie Mae	5.500%	07/01/2038	76,000	74,762	74,919
Fannie Mae	6.000%	07/01/2038	17,500	17,582	17,656
Freddie Mac	5.000%	07/01/2038	400	385	383
Freddie Mac	5.500%	07/01/2038	42,000	41,483	41,377
Treasury Inflation Protected Securities	2.000%	04/15/2012	1	1	1
U.S. Treasury Bonds	4.375%	02/15/2038	7,400	7,012	7,361
U.S. Treasury Bonds	4.750%	02/15/2037	600	602	634
U.S. Treasury Bonds	5.000%	05/15/2037	4,000	4,190	4,345
U.S. Treasury Notes	2.125%	04/30/2010	15,200	14,962	15,165
U.S. Treasury Notes	2.500%	03/31/2013	6,400	6,078	6,228
U.S. Treasury Notes	3.125%	04/30/2013	5,900	5,749	5,896
U.S. Treasury Notes	3.500%	02/15/2018	29,060	27,859	28,422
U.S. Treasury Notes	3.875%	05/15/2018	1,300	1,259	1,300
U.S. Treasury Notes	4.125%	08/31/2012	800	818	842
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,576	8,620
U.S. Treasury Notes	4.250%	08/15/2014	5,300	5,461	5,642
U.S. Treasury Notes	4.750%	08/15/2017	1,200	1,252	1,298
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,566	5,609

				$225,223	$227,327

(4)	Market value includes $975 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,302	07/2008	$971	$0	$971
Sell		10,302	07/2008	0	(213)	(213)
Buy		8,556	12/2008	114	0	114
Sell		540	12/2008	0	(28)	(28)
Sell	EUR	3,011	07/2008	0	(48)	(48)
Sell	GBP	2,894	08/2008	0	(32)	(32)
Buy	JPY	236,300	07/2008	34	0	34
Sell		654,783	07/2008	0	(102)	(102)
Buy	KRW	121,851	08/2008	0	(12)	(12)
Sell		121,851	08/2008	1	0	1
Buy	MXN	32,673	07/2008	239	0	239
Sell		32,673	07/2008	0	(161)	(161)
Buy		5,104	11/2008	4	0	4
Buy	MYR	359	08/2008	0	(1)	(1)
Buy		717	11/2008	0	(4)	(4)
Buy		882	02/2009	0	(5)	(5)
Buy	PHP	16,477	08/2008	0	(39)	(39)
Buy	PLN	2,270	07/2008	238	0	238
Sell		2,270	07/2008	0	(33)	(33)
Buy		2,270	05/2009	31	0	31
Buy	RUB	27,910	11/2008	56	0	56
Sell		6,605	11/2008	0	(17)	(17)
Buy	SGD	4,661	11/2008	31	0	31

				$1,719	$(695)	$1,024

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,653,649	$0	$1,653,649
Other Financial Instruments++	(1,325)	(321,748)	(657)	(323,730)

Total	$(1,325)	$1,331,901	$(657)	$1,329,919

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(24)	0	0	(633)	0	(657)

Total	$(24)	$0	$0	$(633)	$0	$(657)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2010 Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	14,560	$301
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	52,346	519
Real Return Fund	51,294	576
RealEstateRealReturn Strategy Fund	79,849	453
Small Cap StocksPLUS® TR Fund	19,854	180
StocksPLUS® Fund	32,197	302
Total Return Fund	65,702	698

Total PIMCO Funds (Cost $3,089)		3,029

Total Investments 99.9%		$3,029
(Cost $3,089)
Other Assets and Liabilities (Net) 0.1%		4

Net Assets 100.0%		$3,033

Notes to Schedule of Investments:

(a) The RealRetirementTM 2010 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$3,029	$0	$0	$3,029
Other Financial Instruments++	0	0	0	0

Total	$3,029	$0	$0	$3,029

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2020 Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 98.9%
CommodityRealReturn Strategy Fund®	18,296	$378
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,259	607
Real Return Fund	39,577	444
RealEstateRealReturn Strategy Fund	83,617	474
Small Cap StocksPLUS® TR Fund	27,722	251
StocksPLUS® Fund	37,087	348
Total Return Fund	59,823	636

Total PIMCO Funds (Cost $3,195)		3,138

EXCHANGE-TRADED FUNDS 1.1%
iShares MSCI Emerging Markets Index Fund	258	35

Total Exchange-Traded Funds (Cost $35)		35

Total Investments 100.0%		$3,173
(Cost $3,230)
Other Assets and Liabilities (Net) 0.0%		2

Net Assets 100.0%		$3,175

Notes to Schedule of Investments:

(a) The RealRetirementTM 2020 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$3,173	$0	$0	$3,173
Other Financial Instruments++	0	0	0	0

Total	$3,173	$0	$0	$3,173

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2030 Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 95.8%
CommodityRealReturn Strategy Fund®	21,852	$451
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,632	611
Real Return Fund	13,508	152
RealEstateRealReturn Strategy Fund	79,904	453
Small Cap StocksPLUS® TR Fund	33,109	300
StocksPLUS® Fund	45,107	423
Total Return Fund	48,598	517

Total PIMCO Funds (Cost $2,949)		2,907

EXCHANGE-TRADED FUNDS 4.2%
iShares MSCI Emerging Markets Index Fund	939	127

Total Exchange-Traded Funds (Cost $127)		127

Total Investments 100.0%		$3,034
(Cost $3,076)
Other Assets and Liabilities (Net) (0.0%)		0

Net Assets 100.0%		$3,034

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The RealRetirementTM 2030 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$3,034	$0	$0	$3,034
Other Financial Instruments++	0	0	0	0

Total	$3,034	$0	$0	$3,034

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2040 Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 87.8%
CommodityRealReturn Strategy Fund®	20,317	$420
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,412	609
RealEstateRealReturn Strategy Fund	79,603	451
Small Cap StocksPLUS® TR Fund	46,171	418
StocksPLUS® Fund	57,778	542
Total Return Fund	19,938	212

Total PIMCO Funds (Cost $2,695)		2,652

ALLIANZ FUNDS (a)(c) 2.0%
Allianz NACM Emerging Markets Opportunities Fund	1,992	60

Total Allianz Funds (Cost $60)		60

EXCHANGE-TRADED FUNDS 9.8%
iShares MSCI Emerging Markets Index Fund	1,120	152
Vanguard Emerging Markets	3,114	146

Total Exchange-Traded Funds (Cost $297)		298

Total Investments 99.6%		$3,010
(Cost $3,052)
Other Assets and Liabilities (Net) 0.4%		12

Net Assets 100.0%		$3,022

Notes to Schedule of Investments:

(a) The RealRetirementTM 2040 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$3,010	$0	$0	$3,010
Other Financial Instruments++	0	0	0	0

Total	$3,010	$0	$0	$3,010

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2050 Fund

June 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(c) 84.8%
CommodityRealReturn Strategy Fund®	5,696	$118
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	60,286	597
RealEstateRealReturn Strategy Fund	78,117	443
Small Cap StocksPLUS® TR Fund	48,535	439
StocksPLUS® Fund	91,354	858
Total Return Fund	5,591	60

Total PIMCO Funds (Cost $2,608)		2,515

ALLIANZ FUNDS (a)(b) 5.1%
Allianz NACM Emerging Markets Opportunities Fund	4,980	150

Total Allianz Funds (Cost $150)		150

EXCHANGE-TRADED FUNDS 9.9%
iShares MSCI Emerging Markets Index Fund	1,099	149
Vanguard Emerging Markets	3,120	146

Total Exchange-Traded Funds (Cost $295)		295

Total Investments 99.8%		$2,960
(Cost $3,053)
Other Assets and Liabilities (Net) 0.2%		6

Net Assets 100.0%		$2,966

Notes to Schedule of Investments:

(a) TheRealRetirementTM 2050 Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each Allianz Fund.

(c) Institutional Class Shares of each PIMCO Fund.

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$2,960	$0	$0	$2,960
Other Financial Instruments++	0	0	0	0

Total	$2,960	$0	$0	$2,960

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.9%
Bank of America Corp.
8.000% due 12/29/2049	$2,900	$2,724
Citigroup, Inc.
8.400% due 04/29/2049	1,400	1,333
General Electric Capital Corp.
6.375% due 11/15/2067	900	854
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,316
Morgan Stanley
4.778% due 05/14/2010	2,900	2,890
Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	775
Wachovia Corp.
7.980% due 12/31/2049	1,400	1,289

Total Corporate Bonds & Notes (Cost $11,749)		11,181

MUNICIPAL BONDS & NOTES 88.9%
Arizona 2.7%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,312
5.000% due 08/01/2012	2,305	2,442
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,030
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,008

		7,792

California 6.1%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,256
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,200	3,203
5.625% due 07/01/2032	1,400	1,398
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	629
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,448
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	634
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,789
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	2,277
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,862

		17,496

District of Columbia 0.6%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 1985
10.000% due 10/01/2015	1,700	1,700

Florida 0.9%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	590	604
Florida State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1997
6.500% due 10/01/2019	1,300	1,300
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
9.174% due 12/01/2017	500	497
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	35	35

		2,436

Georgia 0.7%
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2007
5.000% due 03/15/2009	900	904
5.000% due 03/15/2010	1,150	1,153

		2,057

Illinois 9.7%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,277
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2002
7.750% due 09/01/2032	10,000	10,000
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,049
Illinois State Health Facilities Authority Revenue Bonds, Series 2002
1.550% due 08/15/2032	10,000	10,000
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	791
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,707
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,371
Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	120
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,217
0.000% due 10/01/2010	15	14

		27,546

Indiana 0.4%
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,239

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	371

Louisiana 1.8%
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,121

Massachusetts 6.5%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,798
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
4.884% due 11/01/2019	3,000	2,912
4.894% due 11/01/2020	1,000	934
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,633
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
7.298% due 01/01/2016	3,200	3,333
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
6.428% due 07/01/2020	7,005	6,841
Massachusetts State Port Authority Revenue Bonds, (FSA Insured), Series 1998
5.500% due 07/01/2014	1,000	1,011

		18,462

Michigan 2.6%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,004
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,918
Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.000% due 12/01/2030	3,000	3,000
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	550

		7,472

Minnesota 2.0%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, (MBIA Insured), Series 2007
9.000% due 11/15/2034	5,600	5,600

Missouri 6.5%
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,518
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
2.050% due 02/15/2034	10,700	10,700
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,264

		18,482

Nevada 1.5%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,182

New Hampshire 1.8%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
1.500% due 07/01/2035	5,000	5,000

New Jersey 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	571
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,506

		2,077

New York 11.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,728
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,535
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,811
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.727% due 03/01/2020	1,500	1,337
4.777% due 03/01/2022	8,000	7,294
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	105
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	867
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,493
New York State Dormitory Authority Revenue Bonds, Series 2008
1.400% due 07/01/2037	6,100	6,100
New York State Local Government Assistance Corp. Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	148

		33,949

North Carolina 3.6%
North Carolina State Medical Care Commission Revenue Bonds, (AMBAC Insured), Series 2006
8.000% due 12/01/2028	10,000	10,000

Ohio 5.4%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,019
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,811
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	515
5.875% due 06/01/2030	1,200	1,071
Ohio State Revenue Bonds, Series 2008
2.050% due 12/01/2044	10,000	10,000

		15,416

Oklahoma 2.2%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,150

		6,253

Oregon 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	823
5.000% due 10/01/2012	435	451

		1,274

Pennsylvania 0.2%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	555

Puerto Rico 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	263

Tennessee 2.2%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	216
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	1,625	1,513
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,570

		6,299

Texas 9.8%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,601
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	975
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,177
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,329
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	416
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	5,461
Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	940
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	333
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	392
Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10
Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,343

		27,977

Virginia 0.3%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	785

Washington 4.8%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,548
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	155
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,713
Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,077
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,303

		13,796

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	74

Wisconsin 3.4%
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	5,765	5,814
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,600	1,612
4.500% due 11/01/2010	1,335	1,362
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,039

		9,827

Total Municipal Bonds & Notes (Cost $258,147)		253,501

SHORT-TERM INSTRUMENTS 5.1%
Repurchase Agreements 5.1%
State Street Bank and Trust Co.
1.650% due 07/01/2008	14,484	14,484
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $14,777. Repurchase proceeds are $14,485.)

Total Short-Term Instruments (Cost $14,484)		14,484

Total Investments 97.9% (Cost $284,380)		$279,166
Written Options (c) (0.0%) (Premiums $264)		(90)
Other Assets and Liabilities (Net) 2.1%		6,166

Net Assets 100.0%		$285,242

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $4,410 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	96	$69
U.S. Treasury 10-Year Note September Futures	Long	09/2008	84	30
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	511	(681)

				$(582)

(b) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$3,000	$40

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Municipal Bond Credit Derivative Index	Sell	0.350%	06/20/2013	GSC	$16,600	$181

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$11,500	$24
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,900	(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	12,600	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,000	(25)

						$(126)

(c) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 30-Year Bond September Futures	$113.000	08/22/2008	150	$264	$90

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$279,166	$0	$279,166
Other Financial Instruments++	(583)	6	0	(577)

Total	$(583)	$279,172	$0	$278,589

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.7%
Cablevision
4.225% due 03/30/2013		$2,493	$2,375
Daimler Finance North America LLC
6.780% due 08/03/2012		15,781	13,070
HCA, Inc.
5.051% due 11/18/2013		3,666	3,448
Metro-Goldwyn-Mayer, Inc.
3.191% due 10/03/2011		900	741
3.805% due 10/03/2011		720	593
MGM Mirage
3.154% due 10/03/2011		1,080	981
3.409% due 10/03/2011		1,800	1,635
3.664% due 10/03/2011		1,800	1,635
3.671% due 10/03/2011		2,700	2,452
NRG Energy, Inc.
4.196% due 02/01/2013		963	919

Total Bank Loan Obligations (Cost $30,648)			27,849

CORPORATE BONDS & NOTES 29.7%
Banking & Finance 23.9%
Allstate Life Global Funding II
3.328% due 05/21/2010		39,100	38,872
American Express Bank FSB
2.495% due 06/12/2009		12,700	12,613
2.541% due 06/22/2009		3,000	2,978
5.500% due 04/16/2013		13,100	12,827
American Express Centurion Bank
2.557% due 07/13/2010		5,300	5,203
American Express Credit Corp.
2.531% due 03/02/2009		900	895
3.882% due 05/27/2010		19,000	18,855
5.875% due 05/02/2013		7,800	7,766
American Honda Finance Corp.
2.774% due 08/05/2008		3,100	3,100
3.184% due 02/05/2010		5,000	4,995
American International Group, Inc.
2.952% due 01/29/2010		26,800	26,749
Bank of America N.A.
2.786% due 06/12/2009		12,700	12,672
3.316% due 05/12/2010		48,500	48,308
Bank of Ireland
2.819% due 12/19/2008		12,800	12,796
2.862% due 12/18/2009		5,200	5,148
Bear Stearns Cos., Inc.
2.728% due 02/23/2010		17,200	16,875
2.979% due 07/16/2009		12,300	12,157
6.950% due 08/10/2012		10,000	10,411
Calabash Re Ltd.
13.714% due 01/08/2010		2,300	2,362
CIT Group, Inc.
3.049% due 01/30/2009		19,100	18,482
Citigroup Funding, Inc.
3.820% due 05/07/2010		22,600	22,435
Citigroup, Inc.
2.848% due 12/26/2008		9,700	9,662
2.939% due 01/30/2009		21,000	20,810
Credit Agricole S.A.
2.646% due 05/28/2009		14,300	14,240
Danske Bank A/S
2.472% due 08/19/2008		19,200	19,201
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		2,950	2,288
General Electric Capital Corp.
2.746% due 08/15/2011		1,300	1,281
2.776% due 05/10/2010		16,500	16,393
2.788% due 10/06/2010		13,800	13,703
3.558% due 05/22/2013		10,100	10,048
Glitnir Banki HF
3.078% due 04/20/2010		6,000	5,213
GMAC LLC
3.926% due 05/15/2009		5,900	5,549
3.951% due 09/23/2008		2,600	2,561
Goldman Sachs Group, Inc.
2.841% due 12/23/2008		900	897
2.891% due 12/22/2008		5,200	5,077
2.891% due 06/23/2009		41,910	41,483
3.101% due 06/28/2010		5,260	5,116
3.250% due 07/23/2009		1,000	994
HSBC Finance Corp.
2.813% due 12/05/2008		1,600	1,593
2.866% due 03/12/2010		3,200	3,112
2.878% due 10/21/2009		5,000	4,884
2.906% due 09/15/2008		10,280	10,275
3.000% due 11/16/2009		4,000	3,947
John Deere Capital Corp.
2.984% due 09/25/2008		14,100	14,101
JPMorgan Chase & Co.
2.498% due 05/07/2010		19,100	18,939
KeyBank N.A.
4.682% due 06/02/2010		19,900	19,835
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		700	696
3.011% due 12/23/2010		9,700	9,093
Longpoint Re Ltd.
8.064% due 05/08/2010		3,300	3,300
Merrill Lynch & Co., Inc.
3.034% due 02/06/2009		2,660	2,624
4.495% due 05/20/2009		6,700	6,657
4.966% due 05/12/2010		33,900	33,380
6.050% due 08/15/2012		10,400	10,191
Metropolitan Life Global Funding I
2.759% due 05/17/2010		19,100	18,846
Morgan Stanley
2.820% due 05/07/2009		9,700	9,551
2.844% due 02/09/2009		12,100	11,990
4.778% due 05/14/2010		17,200	17,143
Mystic Re Ltd.
12.682% due 06/07/2011		700	716
National Australia Bank Ltd.
2.731% due 09/11/2009		8,900	8,895
2.791% due 10/01/2008		2,000	2,000
3.208% due 02/08/2010		31,400	31,408
Pricoa Global Funding I
3.473% due 06/04/2010		27,800	27,785
Rabobank Nederland NV
2.728% due 04/06/2009		6,700	6,695
2.733% due 01/15/2009		14,800	14,791
3.119% due 05/19/2010		29,300	29,265
Residential Reinsurance 2007 Ltd.
9.399% due 06/06/2011		2,000	1,999
12.932% due 06/07/2010		3,400	3,412
Rockies Express Pipeline LLC
5.100% due 08/20/2009		20,900	20,921
Santander U.S. Debt S.A. Unipersonal
2.844% due 02/06/2009		19,200	19,143
2.861% due 09/19/2008		6,000	5,994
UBS AG
3.704% due 05/05/2010		40,600	40,462
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		13,570	13,562
Ventas Realty LP
6.750% due 06/01/2010		4,960	4,960
8.750% due 05/01/2009		3,000	3,075
Vita Capital III Ltd.
3.891% due 01/01/2011		2,200	2,136
VTB Capital S.A.
3.384% due 08/01/2008		17,200	17,049
Wachovia Bank N.A.
2.638% due 02/23/2009		7,900	7,870
2.841% due 03/23/2009		3,300	3,286
3.619% due 05/14/2010		32,000	31,852
Wells Fargo & Co.
2.481% due 03/22/2010		7,600	7,521
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		1,000	1,010

			976,979

Industrials 3.7%
Comcast Corp.
3.010% due 07/14/2009		2,100	2,084
CSC Holdings, Inc.
7.250% due 07/15/2008		2,800	2,807
CVS Caremark Corp.
2.982% due 06/01/2010		7,800	7,616
Daimler Finance North America LLC
3.138% due 03/13/2009		3,800	3,789
EchoStar DBS Corp.
5.750% due 10/01/2008		6,700	6,717
6.375% due 10/01/2011		1,900	1,838
7.000% due 10/01/2013		3,900	3,734
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,525	1,586
General Mills, Inc.
3.038% due 01/22/2010		8,000	7,901
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		10,000	10,032
HCA, Inc.
9.250% due 11/15/2016		1,400	1,446
HJ Heinz Co.
6.428% due 12/01/2020		13,500	13,619
Honeywell International, Inc.
2.957% due 07/27/2009		20,600	20,586
Mandalay Resort Group
6.500% due 07/31/2009		1,500	1,489
New Albertson’s, Inc.
6.950% due 08/01/2009		2,100	2,127
Reynolds American, Inc.
3.476% due 06/15/2011		9,600	9,121
Sungard Data Systems, Inc.
3.750% due 01/15/2009		3,400	3,370
SUPERVALU, Inc.
7.500% due 11/15/2014		5,200	5,232
Transocean, Inc.
2.873% due 09/05/2008		4,500	4,494
Trinity Industries Leasing Co.
7.755% due 02/15/2009		1,539	1,570
Weyerhaeuser Co.
3.802% due 09/24/2009		10,300	10,185
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,105
Xerox Corp.
3.562% due 12/18/2009		2,000	1,988
9.750% due 01/15/2009		6,415	6,605
XTO Energy, Inc.
4.625% due 06/15/2013		16,500	15,975

			153,016

Utilities 2.1%
AT&T, Inc.
2.884% due 02/05/2010		11,900	11,851
2.888% due 11/14/2008		2,000	1,999
BellSouth Corp.
2.776% due 08/15/2008		1,400	1,399
Enel Finance International S.A.
5.700% due 01/15/2013		19,900	20,153
Entergy Gulf States, Inc.
3.427% due 12/08/2008		4,396	4,394
Florida Power Corp.
3.078% due 11/14/2008		17,400	17,354
Midwest Generation LLC
8.300% due 07/02/2009		5,682	5,724
Ohio Power Co.
2.908% due 04/05/2010		2,000	1,962
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		3,400	3,400
Qwest Corp.
5.625% due 11/15/2008		5,000	5,012
Sprint Nextel Corp.
3.201% due 06/28/2010		14,200	13,177

			86,425

Total Corporate Bonds & Notes (Cost $1,226,728)			1,216,420

MUNICIPAL BONDS & NOTES 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		500	488

Total Municipal Bonds & Notes (Cost $483)			488

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		10,000	9,932

Total Commodity Index-Linked Notes (Cost $10,000)			9,932

U.S. GOVERNMENT AGENCIES 43.8%
Fannie Mae
2.542% due 12/25/2036 - 07/25/2037		6,035	5,938
2.602% due 03/25/2034		143	138
2.612% due 03/25/2036		877	877
2.632% due 08/25/2034		857	835
2.782% due 03/25/2036		4,153	4,077
2.832% due 05/25/2042 - 03/25/2044		2,478	2,400
2.882% due 06/25/2032 - 09/25/2032		141	137
2.932% due 10/25/2030		24	24
3.000% due 02/25/2022 - 12/25/2022		16	16
3.082% due 10/25/2017		325	324
3.100% due 08/25/2022		9	9
3.150% due 12/25/2022		8	8
3.382% due 04/25/2032		13	13
4.500% due 09/25/2025		165	165
4.530% due 02/01/2018 - 04/01/2029		233	234
4.618% due 09/01/2035		825	825
4.721% due 11/01/2035 (d)		1,429	1,439
4.794% due 05/01/2036 (d)		14,326	14,357
4.810% due 11/01/2025		24	24
4.850% due 05/01/2036		261	262
4.991% due 06/01/2035 (d)		945	957
4.994% due 06/01/2043 - 10/01/2044		14,844	14,841
5.000% due 01/25/2017 - 01/01/2038		2,662	2,572
5.000% due 04/01/2035 (d)		1,949	1,878
5.006% due 01/01/2036		429	437
5.142% due 07/01/2034		34	34
5.220% due 05/01/2021		37	37
5.301% due 06/01/2034		20	20
5.479% due 01/01/2032		799	810
5.500% due 02/01/2014 - 04/01/2038		956,490	944,726
5.500% due 06/01/2034 - 11/01/2036 (d)		53,036	52,402
5.803% due 12/01/2036		189	192
5.896% due 12/01/2036		196	200
6.000% due 08/01/2032 - 07/01/2038		461,481	466,207
6.000% due 10/01/2035 - 02/01/2037 (d)		70,024	70,760
6.187% due 08/01/2029 (d)		1,924	1,950
6.194% due 07/01/2029		266	270
6.470% due 12/01/2040		476	480
6.500% due 10/25/2023 (a)		26	1
6.500% due 11/01/2028 - 10/25/2042		1,050	1,101
6.970% due 08/01/2026		19	19
7.000% due 03/01/2013		45	47
7.155% due 10/01/2023		36	37
8.834% due 06/25/2032		651	691
Federal Home Loan Bank
4.000% due 04/20/2009		1,300	1,312
4.020% due 06/30/2009		2,000	2,022
4.330% due 03/16/2010		2,500	2,550
4.500% due 06/22/2010		12,400	12,708
Federal Housing Administration
6.896% due 07/01/2020		361	354
7.350% due 04/01/2019		164	163
7.430% due 07/01/2021 - 09/01/2022		162	162
7.435% due 02/01/2019		189	189
Freddie Mac
2.522% due 12/25/2036		26,253	25,419
2.701% due 02/15/2019		74,558	73,098
2.821% due 12/15/2030 - 06/15/2031		401	396
2.871% due 06/15/2031		388	387
2.921% due 12/15/2031		13	13
3.250% due 03/15/2023		8	8
4.000% due 04/15/2022 - 11/15/2022		1,516	1,516
4.452% due 08/01/2035		847	851
4.500% due 12/15/2025		972	977
4.994% due 10/25/2044 - 02/25/2045		11,696	11,227
5.000% due 01/15/2018 - 03/15/2026		709	716
5.194% due 07/25/2044		12,174	11,401
5.500% due 05/01/2013 - 09/01/2037		30,696	30,894
5.500% due 05/01/2036 (d)		6,516	6,431
6.500% due 08/15/2008 - 07/25/2043		588	604
6.750% due 08/15/2023		613	631
Ginnie Mae
2.882% due 06/20/2030		5	6
2.971% due 02/16/2030		234	237
3.071% due 02/16/2030		147	148
3.121% due 02/16/2030		285	285
3.429% due 03/20/2031		1,057	1,057
5.000% due 02/20/2032		646	647
5.125% due 10/20/2017 - 10/20/2027		958	962
5.250% due 03/20/2029 - 03/20/2030		1,039	1,044
5.375% due 01/20/2022 - 01/20/2026		937	940
5.500% due 02/20/2019		20	20
5.625% due 07/20/2022 - 09/20/2029		3,071	3,102
6.000% due 01/15/2032 - 03/15/2032		1,925	1,962
6.375% due 05/20/2021 - 05/20/2030		3,765	3,836
7.500% due 02/20/2030		157	167
8.000% due 12/15/2030 - 03/15/2032		172	189
8.500% due 06/20/2027		162	179
Small Business Administration
7.540% due 08/10/2009		45	46

Total U.S. Government Agencies (Cost $1,801,154)			1,791,627

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.750% due 03/31/2010		9,100	8,988
2.875% due 06/30/2010		31,300	31,464

Total U.S. Treasury Obligations (Cost $40,266)			40,452

MORTGAGE-BACKED SECURITIES 10.3%
American Home Mortgage Investment Trust
2.632% due 09/25/2035		6	6
4.290% due 10/25/2034		3,006	2,640
4.440% due 02/25/2045		89	80
5.000% due 09/25/2035		2,100	1,881
Banc of America Funding Corp.
4.622% due 02/20/2036		9,150	8,675
6.141% due 01/20/2047		252	205
Banc of America Mortgage Securities, Inc.
6.186% due 07/20/2032		238	225
6.500% due 09/25/2033		996	977
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		12,117	11,584
4.593% due 01/25/2034		742	684
4.747% due 01/25/2034		361	347
4.750% due 10/25/2035		21,515	21,321
5.519% due 11/25/2030		313	300
5.662% due 11/25/2034		19,209	18,406
5.760% due 11/25/2034		2,567	2,523
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		2,329	1,677
5.372% due 05/25/2035		674	578
5.701% due 09/25/2035		8,493	7,010
5.784% due 11/25/2036		5,269	4,273
5.869% due 01/25/2036		5,438	4,444
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		87	87
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		7,156	6,348
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		18,814	18,649
5.674% due 01/26/2036		18,708	15,568
5.777% due 12/26/2046		8,204	6,754
CC Mortgage Funding Corp.
2.612% due 05/25/2048		4,806	3,373
2.732% due 08/25/2035		861	764
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		5	5
Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037		2,789	2,507
4.679% due 08/25/2035		2,375	2,145
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		216	212
2.632% due 05/20/2046		228	208
2.642% due 02/25/2047		443	312
2.662% due 02/20/2047		8,818	6,207
2.662% due 05/25/2047		6,744	4,728
2.762% due 02/25/2037		7,742	5,654
4.528% due 02/25/2036		935	713
5.500% due 08/25/2035		171	163
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		601	456
2.802% due 03/25/2035		995	772
2.822% due 06/25/2035		14,159	12,485
5.750% due 07/19/2031		6	6
6.366% due 11/19/2033		444	443
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		193	174
5.550% due 05/25/2032		5	5
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047		1,289	1,203
2.562% due 02/25/2037		1,877	1,767
2.572% due 08/25/2037		2,476	2,423
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035		183	175
First Republic Mortgage Loan Trust
2.771% due 08/15/2032		6,790	6,139
2.821% due 11/15/2031		427	396
2.962% due 06/25/2030		576	519
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		7,674	6,750
2.562% due 01/25/2047		6,879	6,529
2.702% due 06/25/2045		802	660
2.712% due 06/25/2045		377	312
2.752% due 11/25/2045		970	775
Greenwich Capital Acceptance, Inc.
7.162% due 06/25/2024		11	11
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		6,189	5,796
GSR Mortgage Loan Trust
4.539% due 09/25/2035		12,017	11,656
6.000% due 03/25/2032		2	2
GSRPM Mortgage Loan Trust
2.882% due 11/25/2031		2,090	2,086
3.182% due 01/25/2032		428	364
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		200	182
2.628% due 04/19/2038		2,384	1,670
2.702% due 05/19/2035		3,050	2,316
2.722% due 03/19/2037		7,880	5,560
2.852% due 02/19/2034		734	703
Impac CMB Trust
3.382% due 10/25/2033		106	101
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		3,134	2,929
Indymac ARM Trust
6.124% due 01/25/2032		8	6
6.446% due 01/25/2032		3	3
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		4,031	3,759
2.582% due 01/25/2037		266	250
5.044% due 12/25/2034		99	86
JPMorgan Mortgage Trust
5.020% due 02/25/2035		2,456	2,319
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		260	247
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,588	1,488
MASTR Seasoned Securities Trust
6.203% due 09/25/2017		552	549
Mellon Residential Funding Corp.
2.821% due 11/15/2031		381	344
2.911% due 12/15/2030		3,025	2,811
3.540% due 10/20/2029		3,851	3,709
Merrill Lynch Floating Trust
2.541% due 06/15/2022		3,365	3,167
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		7,712	6,203
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		5,859	5,212
2.851% due 03/15/2025		532	401
4.430% due 10/25/2035		8,232	7,802
Morgan Stanley Capital I
2.542% due 10/15/2020		6,037	5,643
RAAC Series 2005-SP1
5.000% due 09/25/2034		634	621
Residential Accredit Loans, Inc.
2.582% due 09/25/2046		997	681
2.692% due 04/25/2046		484	347
2.782% due 08/25/2035		2,296	1,781
4.888% due 09/25/2045		1,440	1,182
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		237	232
Sequoia Mortgage Trust
2.829% due 07/20/2033		4,189	3,752
2.859% due 10/20/2027		2,572	2,262
4.080% due 04/20/2035		1,642	1,505
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035		138	130
5.537% due 08/25/2035		226	202
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047		1,176	1,122
2.612% due 03/25/2037		2,004	1,541
2.702% due 05/25/2036		13,018	9,135
2.712% due 05/25/2045		1,071	845
2.732% due 07/19/2035		11,652	9,676
2.762% due 02/25/2036		68	52
2.812% due 09/19/2032		97	88
2.832% due 03/19/2034		1,005	902
Structured Asset Securities Corp.
2.532% due 05/25/2036		616	600
5.369% due 01/25/2032		16	16
5.432% due 10/25/2035		1,327	1,211
5.820% due 07/25/2032		198	180
6.050% due 02/25/2032		281	259
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		19	18
2.592% due 01/25/2037		3,656	3,507
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037		250	233
2.592% due 11/25/2046		7,746	7,415
2.602% due 03/25/2046		3,500	3,470
2.612% due 06/25/2037		251	235
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		19,350	18,260
5.681% due 04/15/2034		14	14
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		554	446
2.772% due 10/25/2045		1,172	915
3.022% due 12/25/2027		7,497	6,848
3.122% due 12/25/2027		3,644	3,456
4.043% due 09/25/2033		3,352	3,209
4.258% due 01/25/2047		987	745
4.338% due 12/25/2046		3,856	3,238
4.528% due 02/25/2046		5,135	3,782
4.528% due 08/25/2046		24,146	18,485
4.611% due 05/25/2046		320	267
4.728% due 11/25/2042		1,046	967
4.780% due 07/25/2046		544	436
4.780% due 08/25/2046		13,820	11,383
4.780% due 12/25/2046		2,193	1,712
4.928% due 06/25/2042		1,478	1,342
4.928% due 08/25/2042		1,491	1,337
5.028% due 09/25/2046		1,008	787
5.028% due 11/25/2046		391	320
5.933% due 09/25/2036		115	115
Washington Mutual MSC Mortgage Pass-Through Certificates
6.792% due 02/25/2033		171	166
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		8,221	8,034

Total Mortgage-Backed Securities (Cost $476,777)			421,061

ASSET-BACKED SECURITIES 6.8%
Aames Mortgage Investment Trust
2.632% due 08/25/2035		117	110
Accredited Mortgage Loan Trust
2.532% due 02/25/2037		1,090	1,068
ACE Securities Corp.
2.532% due 06/25/2036		104	103
2.532% due 12/25/2036		1,208	1,159
2.542% due 10/25/2036		183	180
2.562% due 10/25/2036		1,465	1,449
2.572% due 06/25/2037		2,134	1,988
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		57	48
2.832% due 08/25/2032		432	383
3.182% due 10/25/2031		510	489
Argent Securities, Inc.
2.532% due 10/25/2036		1,690	1,643
Asset-Backed Funding Certificates
2.542% due 10/25/2036		874	866
2.542% due 11/25/2036		1,564	1,531
2.542% due 01/25/2037		2,771	2,689
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		808	802
2.562% due 05/25/2037		1,324	1,304
2.758% due 09/25/2034		445	382
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		1,014	966
2.552% due 12/25/2036		1,222	1,124
2.562% due 10/25/2036		435	419
2.572% due 04/25/2036		10	10
2.812% due 01/25/2036		129	125
2.882% due 10/27/2032		271	247
2.932% due 03/25/2043		1,183	1,166
2.982% due 11/25/2042		139	117
3.142% due 10/25/2032		1,437	1,265
3.482% due 10/25/2037		5,082	4,201
Brazos Student Finance Corp.
2.870% due 06/01/2023		1,048	1,041
Capital Auto Receivables Asset Trust
3.921% due 10/15/2012		3,400	3,433
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		144	140
2.802% due 10/25/2035		1,699	1,579
Chase Credit Card Master Trust
2.581% due 02/15/2011		3,700	3,698
2.641% due 09/15/2011		18,800	18,769
Chase Funding Mortgage Loan Asset-Backed Certificates
3.122% due 08/25/2032		73	72
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033		48	44
Citigroup Mortgage Loan Trust, Inc.
2.522% due 12/25/2036		1,587	1,505
2.532% due 10/25/2036		648	642
2.532% due 11/25/2036		584	577
2.542% due 01/25/2037		711	706
2.542% due 07/25/2045		2,339	2,175
2.592% due 08/25/2036		1,500	1,449
2.592% due 03/25/2037		801	760
Contimortgage Home Equity Trust
3.151% due 03/15/2027		3	2
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		83	82
2.532% due 01/25/2037		58	58
2.532% due 03/25/2037		143	139
2.532% due 05/25/2037		7,270	7,033
2.532% due 07/25/2037		2,764	2,667
2.532% due 03/25/2047		616	608
2.532% due 05/25/2047		1,671	1,630
2.542% due 03/25/2037		1,147	1,126
2.542% due 09/25/2046		406	403
2.552% due 06/25/2037		1,931	1,899
2.562% due 06/25/2037		2,330	2,291
2.562% due 10/25/2037		1,310	1,233
2.582% due 08/25/2037		11,400	10,108
2.582% due 09/25/2037		1,360	1,283
2.582% due 09/25/2047		2,086	2,039
2.592% due 10/25/2046		1,324	1,300
2.642% due 02/25/2036		540	507
2.662% due 09/25/2036		2,412	2,308
2.672% due 06/25/2036		1,693	1,587
2.962% due 12/25/2031		75	56
3.222% due 05/25/2032		239	210
3.342% due 05/25/2033		42	42
Countrywide Home Equity Loan Trust
2.611% due 01/15/2037		192	165
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		1,211	1,178
2.572% due 12/25/2037		1,501	1,443
2.602% due 07/25/2037		473	439
Delta Funding Home Equity Loan Trust
3.291% due 09/15/2029		34	25
EMC Mortgage Loan Trust
2.852% due 05/25/2040		165	153
Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034		627	527
3.042% due 11/25/2032		916	802
Fieldstone Mortgage Investment Corp.
2.562% due 05/25/2036		4	4
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036		816	813
2.522% due 01/25/2038		2,374	2,293
2.532% due 12/25/2036		861	839
2.552% due 12/25/2037		1,262	1,244
2.852% due 12/25/2034		79	66
First USA Credit Card Master Trust
2.641% due 04/18/2011		6,800	6,800
Fremont Home Loan Trust
2.532% due 10/25/2036		1,471	1,436
2.542% due 01/25/2037		2,022	1,912
2.552% due 02/25/2037		1,333	1,306
Greenpoint Home Equity Loan Trust
2.831% due 01/15/2030		645	483
GSAMP Trust
2.552% due 09/25/2036		914	899
2.552% due 10/25/2036		277	229
2.552% due 12/25/2036		3,062	2,968
2.582% due 01/25/2047		2,146	2,100
2.602% due 12/25/2035		54	54
2.772% due 03/25/2034		871	859
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		802	788
Home Equity Asset Trust
2.542% due 05/25/2037		1,257	1,193
3.402% due 02/25/2033		1	1
HSBC Asset Loan Obligation
2.542% due 12/25/2036		2,425	2,327
HSI Asset Securitization Corp. Trust
2.542% due 05/25/2037		360	329
2.592% due 03/25/2036		4,496	4,468
Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036		78	77
2.532% due 11/25/2036		437	429
2.542% due 04/25/2037		1,864	1,843
2.562% due 07/25/2037		1,362	1,341
2.612% due 04/25/2047		852	842
Irwin Home Equity Corp.
3.022% due 07/25/2032		352	265
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036		60	59
2.532% due 07/25/2036		1,490	1,449
2.532% due 08/25/2036		892	878
2.532% due 10/25/2036		3,216	3,148
2.542% due 04/01/2037		937	887
2.552% due 11/25/2036		795	770
2.562% due 03/25/2037		1,288	1,225
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037		1,570	1,468
Lehman XS Trust
2.552% due 05/25/2046		644	618
2.562% due 04/25/2046		58	57
2.562% due 06/25/2046		909	876
2.562% due 08/25/2046		461	453
2.562% due 11/25/2046		2,926	2,781
2.572% due 05/25/2046		58	56
2.602% due 11/25/2036		271	264
2.632% due 04/25/2037		5,239	4,964
Long Beach Mortgage Loan Trust
2.522% due 11/25/2036		1,207	1,171
2.542% due 10/25/2036		44	43
2.662% due 08/25/2035		86	84
2.762% due 10/25/2034		359	298
3.092% due 03/25/2032		123	102
MASTR Asset-Backed Securities Trust
2.532% due 03/25/2036		1	1
2.532% due 11/25/2036		1,613	1,557
2.532% due 01/25/2037		893	806
2.542% due 10/25/2036		6	6
2.542% due 11/25/2036		2,017	1,971
2.562% due 01/25/2036		26	26
2.562% due 05/25/2037		1,176	1,135
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		2,000	1,994
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037		2,927	2,832
Merrill Lynch Mortgage Investors, Inc.
2.512% due 05/25/2037		1,011	1,001
2.512% due 06/25/2037		732	724
2.542% due 04/25/2037		280	277
2.552% due 08/25/2036		3,989	3,860
2.552% due 02/25/2037		38	38
2.552% due 07/25/2037		175	171
2.562% due 09/25/2037		132	129
2.602% due 02/25/2037		2,189	2,059
Morgan Stanley ABS Capital I
2.512% due 06/25/2036		119	119
2.522% due 07/25/2036		548	543
2.522% due 09/25/2036		75	74
2.522% due 10/25/2036		2,298	2,262
2.522% due 01/25/2037		2,195	2,124
2.532% due 10/25/2036		2,381	2,298
2.532% due 11/25/2036		4,475	4,327
2.542% due 05/25/2037		5,431	5,292
2.582% due 09/25/2036		125	113
3.282% due 07/25/2037		539	485
Morgan Stanley Home Equity Loans
2.532% due 12/25/2036		1,514	1,478
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		1,192	1,176
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037		967	936
New Century Home Equity Loan Trust
2.552% due 08/25/2036		417	414
2.662% due 05/25/2036		1,483	1,348
2.742% due 06/25/2035		82	67
Option One Mortgage Loan Trust
2.522% due 02/25/2037		627	623
2.532% due 07/25/2036		167	167
2.532% due 01/25/2037		2,796	2,728
2.542% due 07/25/2037		1,452	1,399
3.022% due 06/25/2032		63	57
3.022% due 08/25/2032		266	250
Park Place Securities, Inc.
2.742% due 09/25/2035		617	585
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047		2,612	2,501
Renaissance Home Equity Loan Trust
2.842% due 11/25/2034		619	552
2.922% due 08/25/2033		1,307	1,158
2.982% due 12/25/2033		771	641
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		593	584
2.562% due 10/25/2036		166	155
2.582% due 08/25/2046		828	800
3.042% due 06/25/2032		10	9
Residential Asset Securities Corp.
2.522% due 06/25/2036		225	224
2.542% due 01/25/2037		1,210	1,183
2.552% due 07/25/2036		49	49
2.552% due 11/25/2036		5,889	5,807
2.552% due 02/25/2037		1,237	1,180
2.562% due 10/25/2036		1,019	999
2.592% due 04/25/2037		1,959	1,869
Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037		1,992	1,787
SACO I, Inc.
2.542% due 05/25/2036		586	412
Salomon Brothers Mortgage Securities VII, Inc.
2.782% due 03/25/2032		116	114
Saxon Asset Securities Trust
2.542% due 10/25/2046		1,111	1,087
3.022% due 01/25/2032		20	19
Sears Credit Account Master Trust
2.691% due 04/16/2013		700	690
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037		1,069	1,035
2.542% due 03/25/2036		452	449
SLC Student Loan Trust
2.674% due 02/15/2015		5,195	5,179
SLM Student Loan Trust
2.900% due 04/25/2014		2,831	2,824
2.910% due 10/27/2014		2,091	2,084
2.910% due 10/25/2016		1,341	1,338
2.910% due 07/25/2017		1,891	1,884
3.800% due 12/15/2038		3,800	3,772
Soundview Home Equity Loan Trust
2.522% due 11/25/2036		30	30
2.542% due 12/25/2036		380	374
2.562% due 01/25/2037		1,675	1,636
2.562% due 06/25/2037		2,096	2,022
2.582% due 10/25/2036		34	34
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		420	417
2.528% due 11/25/2037		157	151
2.542% due 01/25/2038		1,596	1,562
2.562% due 12/25/2036		7	7
3.162% due 01/25/2034		90	74
Structured Asset Investment Loan Trust
2.532% due 07/25/2036		755	733
Structured Asset Securities Corp.
2.532% due 10/25/2036		426	416
2.562% due 01/25/2037		1,122	1,067
2.582% due 01/25/2037		1,316	1,250
2.592% due 04/25/2036		1,600	1,575
2.772% due 01/25/2033		1,775	1,507
4.900% due 04/25/2035		3,828	2,950
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034		157	154
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		2,260	2,132
2.542% due 10/25/2036		787	747
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		823	804
2.582% due 03/25/2037		544	538
2.722% due 10/25/2035		6,081	5,948

Total Asset-Backed Securities (Cost $290,441)			279,591

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,300	3,665
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	940
Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,585
Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		600,000	5,715
1.726% due 12/31/2049		100,000	945
1.764% due 11/26/2049		200,000	1,894

Total Foreign Currency-Denominated Issues (Cost $17,398)			19,744

	Shares
PREFERRED STOCKS 0.1%
DG Funding Trust
5.041% due 12/31/2049		328	3,273

Total Preferred Stocks (Cost $3,489)			3,273

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.6%
Certificates of Deposit 5.0%
Abbey National Treasury Services PLC
2.653% due 07/02/2008		6,800	6,800
ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,101
Bank of Ireland
2.753% due 01/15/2010		16,800	16,554
Barclays Bank PLC
5.470% due 08/10/2009		9,600	9,552
Calyon Financial, Inc.
2.689% due 01/16/2009		16,900	16,853
5.266% due 06/29/2010		700	692
Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,586
Dexia Credit Local S.A.
2.654% due 09/29/2008		8,000	8,001
Fortis Bank NY
2.646% due 09/30/2008		3,700	3,695
HSBC Bank USA N.A.
2.957% due 07/28/2008		1,200	1,200
Nordea Bank Finland PLC
2.422% due 12/01/2008		1,700	1,699
2.436% due 04/09/2009		33,800	33,786
5.320% due 02/06/2009		3,500	3,498
Skandinaviska Enskilda Banken AB
2.675% due 02/13/2009		28,100	28,084
2.711% due 01/05/2009		8,000	7,994
2.738% due 02/13/2009		2,700	2,699
Svenska Handelsbanken AB
2.468% due 06/19/2009		4,000	4,003
Unicredito Italiano NY
3.071% due 05/15/2009		36,600	36,600
Wachovia Bank N.A.
2.654% due 10/03/2008		7,100	7,085

			206,482

Commercial Paper 3.2%
Federal Home Loan Bank
2.000% due 07/01/2008		70,800	70,800
Westpac Banking Corp.
2.700% due 09/18/2008		61,200	60,820

			131,620

Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		5,609	5,609
(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 valued at $5,723. Repurchase proceeds are $5,609.)

U.S. Treasury Bills 0.3%
1.830% due 08/28/2008 - 09/25/2008 (b)(c)		10,500	10,445

Total Short-Term Instruments (Cost $354,572)			354,156

PURCHASED OPTIONS (g) 0.2% (Cost $5,101)			9,153
Total Investments 101.9% (Cost $4,257,057)			$4,173,746
Other Assets and Liabilities (Net) (1.9%)			(79,805)

Net Assets 100.0%			$4,093,941

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $10,445 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $123,690 at a weighted average interest rate of 2.315%. On June 30, 2008, securities valued at $147,549 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $34,180 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$26
90-Day Eurodollar December Futures	Long	12/2009	4,167	3,993
90-Day Eurodollar June Futures	Long	06/2009	4,215	4,607
90-Day Eurodollar March Futures	Long	03/2009	459	1,274
90-Day Eurodollar March Futures	Short	03/2009	152	(353)
90-Day Eurodollar September Futures	Long	09/2009	7,609	7,370
Euro-Schatz September Futures	Short	09/2008	2,490	2,270
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	3,271	(1,597)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	(17,498)

				$92

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	$32,000	$30
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	DUB	3,800	45
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	MLP	3,800	(88)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	BOA	3,800	(118)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	5,000	(115)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	06/20/2009	GSC	200	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%	06/20/2009	UBS	1,800	0
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	BOA	6,000	987
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	DUB	3,800	(24)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	JPM	7,600	(141)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	4,000	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	4,200	(7)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	1,600	(2)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	MLP	3,800	(81)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%	09/20/2012	RBS	4,700	(304)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%	09/20/2012	BEAR	10,000	(516)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%	09/20/2012	BOA	2,800	(137)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	CITI	3,800	29
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	DUB	3,800	15
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	2,200	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	1,600	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	4,000	2
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,700	1
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	4,000	2
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	1,600	1
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	BOA	3,800	(100)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,700	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	3,900	(19)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	1,400	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	3,900	(19)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	BOA	3,800	(136)

						$(712)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$50,500	$533
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	11,000	85
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	700	5

						$623

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$(707)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		13,200	(121)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$19,300	(131)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		11,500	85
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		14,300	17
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		62,900	(273)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		70,600	(1,170)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		69,000	(1,136)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		65,100	1,079
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		40,100	(232)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(452)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		13,200	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,800	(95)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	3,400	(195)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		8,500	(473)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(554)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM		10,700	(116)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		53,700	(536)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(1,193)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	(1,085)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		53,100	(1,395)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	(2,795)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		10,300	41
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	(589)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	(166)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	(1,122)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	(522)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	238

							$(13,525)

(g) Purchased options outstanding on June 30, 2008:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010	EUR	8,100	$464	$1,042
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	521
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	1,588
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	277
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	1,215
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	209
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	2,046
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	363
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	186
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	340
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	471
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	895

						$5,101	$9,153

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$848,000	$841,919	$835,942
U.S. Treasury Notes	4.250%	08/15/2013	3,610	3,761	3,833
U.S. Treasury Notes	4.250%	11/15/2014	60,200	62,242	63,299
U.S. Treasury Notes	4.250%	08/15/2015	76,115	77,519	80,413
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,348	1,394
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,462	1,476

				$988,251	$986,357

(3)	Market value includes $1,781 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	280	07/2008	$0	$(2)	$(2)
Buy	BRL	30,010	07/2008	2,550	0	2,550
Sell		30,010	07/2008	0	(1,292)	(1,292)
Buy		31,497	12/2008	1,858	0	1,858
Sell		12,051	12/2008	0	(533)	(533)
Buy	CLP	2,447,604	07/2008	0	(245)	(245)
Sell		2,447,604	07/2008	568	0	568
Buy		63,745	12/2008	0	(11)	(11)
Buy		2,447,604	05/2009	0	(565)	(565)
Sell		2,179,800	05/2009	440	0	440
Sell	EUR	6,143	07/2008	0	(99)	(99)
Sell	GBP	60,078	08/2008	0	(660)	(660)
Buy	JPY	1,561,698	07/2008	244	0	244
Buy	KRW	26,952,122	08/2008	0	(3,112)	(3,112)
Sell		26,952,122	08/2008	74	(5)	69
Buy	MXN	343,073	07/2008	2,390	0	2,390
Sell		343,073	07/2008	0	(390)	(390)
Buy		343,073	11/2008	334	0	334
Buy	NOK	57,384	09/2008	174	0	174
Buy	PLN	83,641	07/2008	6,052	0	6,052
Sell		83,641	07/2008	0	(858)	(858)
Buy		83,641	05/2009	828	0	828
Sell		78,047	05/2009	0	(650)	(650)
Buy	RUB	491,838	07/2008	1,548	0	1,548
Sell		491,838	07/2008	0	(240)	(240)
Buy		1,299,699	11/2008	2,924	0	2,924
Sell		190,440	11/2008	0	(80)	(80)
Buy		491,838	05/2009	391	0	391
Buy	SGD	43,372	11/2008	278	0	278
Sell		33,915	11/2008	0	(85)	(85)
Buy	ZAR	1,750	07/2008	0	(10)	(10)
Sell		1,750	07/2008	0	(6)	(6)
Buy		23,786	12/2008	6	(30)	(24)

				$20,659	$(8,873)	$11,786

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$4,168,371	$5,375	$4,173,746
Other Financial Instruments++	92	(985,827)	(577)	(986,312)

Total	$92	$3,182,544	$4,798	$3,187,434

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$4,213	$4,687	$0	$(706)	$(2,819)	$5,375
Other Financial Instruments++	(159)	0	0	(418)	0	(577)

Total	$4,054	$4,687	$0	$(1,124)	$(2,819)	$4,798

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 14.4%
Banking & Finance 11.0%
Allstate Corp.
6.125% due 05/15/2037		$200	$182
American Express Credit Corp.
2.531% due 03/02/2009		30	30
American General Finance Corp.
6.900% due 12/15/2017		100	87
American International Group, Inc.
5.850% due 01/16/2018		100	94
ANZ National International Ltd.
2.798% due 08/07/2009		20	20
Bank of America Corp.
8.000% due 12/29/2049		500	470
8.125% due 12/29/2049		400	379
Barclays Bank PLC
5.450% due 09/12/2012		400	405
6.050% due 12/04/2017		100	98
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		1,200	1,186
2.839% due 05/18/2010		200	195
3.218% due 07/19/2010		300	294
6.400% due 10/02/2017		1,100	1,090
7.250% due 02/01/2018		300	315
BNP Paribas
5.186% due 06/29/2049		130	113
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	100
Citigroup Capital XXI
8.300% due 12/21/2057		100	95
Citigroup Global Markets Holdings, Inc.
2.993% due 08/03/2009		20	20
4.344% due 01/12/2009		700	698
Citigroup, Inc.
5.500% due 04/11/2013		100	98
5.850% due 07/02/2013		100	99
8.400% due 04/29/2049		300	286
Commonwealth Bank of Australia
6.024% due 03/29/2049		100	87
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		2,900	2,857
Credit Agricole S.A.
2.646% due 05/28/2009		100	100
Credit Suisse USA, Inc.
2.876% due 08/15/2010		100	98
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		100	78
General Electric Capital Corp.
6.375% due 11/15/2067		200	190
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		10	9
5.950% due 01/18/2018		100	96
6.150% due 04/01/2018		100	97
6.250% due 09/01/2017		100	99
International Lease Finance Corp.
2.858% due 05/24/2010		20	19
John Deere Capital Corp.
2.763% due 07/15/2008		30	30
JPMorgan Chase & Co.
2.532% due 06/26/2009		80	80
6.000% due 01/15/2018		30	29
Keycorp
2.582% due 05/26/2009		400	392
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		10	10
2.774% due 04/03/2009		30	29
2.778% due 05/25/2010		300	278
5.625% due 01/24/2013		200	190
Merrill Lynch & Co., Inc.
4.495% due 05/20/2009		500	497
6.875% due 04/25/2018		100	95
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	100
Morgan Stanley
4.778% due 05/14/2010		100	100
6.250% due 08/28/2017		100	94
Nationwide Life Global Funding I
2.918% due 05/19/2010		1,600	1,599
Pricoa Global Funding I
2.999% due 01/30/2012		100	98
3.008% due 09/27/2013		100	98
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	99
Protective Life Secured Trusts
2.608% due 11/09/2010		1,500	1,460
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	86
RBS Capital Trust III
5.512% due 09/29/2049		300	261
Residential Capital LLC
5.758% due 05/22/2009		100	73
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		100	90
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	97
Sun Life Financial Global Funding LP
2.888% due 07/06/2011		1,000	988
Textron Financial Corp.
2.768% due 02/25/2011		1,000	947
UBS Preferred Funding Trust V
6.243% due 05/12/2049		100	88
Wachovia Corp.
7.980% due 12/31/2049		1,100	1,013
Wells Fargo & Co.
5.625% due 12/11/2017		100	97

			19,102

Industrials 2.0%
Amgen, Inc.
2.726% due 11/28/2008		50	50
6.900% due 06/01/2038		100	102
C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	93
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	108
Daimler Finance North America LLC
3.138% due 03/13/2009		10	10
3.218% due 03/13/2009		100	100
3.403% due 10/31/2008		100	100
Dell, Inc.
5.650% due 04/15/2018		100	97
Diageo Capital PLC
2.816% due 11/10/2008		20	20
EchoStar DBS Corp.
5.750% due 10/01/2008		100	100
Gaz Capital S.A.
8.625% due 04/28/2034		100	109
International Business Machines Corp.
5.700% due 09/14/2017		400	407
Kimberly-Clark Corp.
2.999% due 07/30/2010		100	100
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		100	98
Kraft Foods, Inc.
6.125% due 02/01/2018		100	97
Martin Marietta Materials, Inc.
3.049% due 04/30/2010		1,400	1,360
Oracle Corp.
5.750% due 04/15/2018		200	200
Suncor Energy, Inc.
6.100% due 06/01/2018		200	201
Union Pacific Corp.
5.700% due 08/15/2018		100	98

			3,450

Utilities 1.4%
Deutsche Telekom International Finance BV
2.981% due 03/23/2009		1,800	1,788
Dominion Resources, Inc.
2.858% due 11/14/2008		40	39
3.864% due 06/17/2010		400	401
Ohio Power Co.
2.908% due 04/05/2010		100	98
Verizon Communications, Inc.
2.833% due 04/03/2009		50	50

			2,376

Total Corporate Bonds & Notes (Cost $25,280)			24,928

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		300	256
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		100	99

Total Municipal Bonds & Notes (Cost $367)			355

U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae
5.000% due 02/25/2017 - 07/01/2038		6,028	5,780
5.500% due 07/01/2038		8,000	7,886
6.000% due 08/01/2027 - 07/01/2038		7,772	7,852
6.000% due 09/01/2037 - 12/01/2037 (b)		3,380	3,414
6.500% due 09/01/2037		861	888
Freddie Mac
2.522% due 12/25/2036		64	62
2.621% due 07/15/2019 - 10/15/2020		490	481
2.701% due 02/15/2019		253	248
4.250% due 09/15/2024		40	40
5.000% due 06/01/2038		21,000	20,144
5.500% due 05/01/2037 - 07/01/2037		3,726	3,675
6.000% due 07/01/2038		900	909
Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037		991	1,008
Small Business Administration
5.290% due 12/01/2027		195	194

Total U.S. Government Agencies (Cost $52,470)			52,581

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Investment Trust
2.632% due 09/25/2035		1	1
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		1	1
Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037		54	48
Countrywide Alternative Loan Trust
2.642% due 02/25/2047		74	52
2.682% due 06/25/2037		255	179
4.528% due 02/25/2036		28	21
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		48	47
4.799% due 11/25/2034		38	36
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		63	59
GSR Mortgage Loan Trust
5.248% due 11/25/2035		84	79
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		17	16
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		16	15
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		100	93
JPMorgan Mortgage Trust
5.020% due 02/25/2035		64	61
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026		2	2
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		13	12
Structured Asset Securities Corp.
2.532% due 05/25/2036		14	13
5.432% due 10/25/2035		15	13
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		5	5
Thornburg Mortgage Securities Trust
2.592% due 03/25/2046		80	79
WaMu Mortgage Pass-Through Certificates
3.122% due 12/25/2027		49	47
4.258% due 01/25/2047		76	57
4.780% due 10/25/2046		18	15
5.028% due 09/25/2046		7	6

Total Mortgage-Backed Securities (Cost $1,110)			957

ASSET-BACKED SECURITIES 5.6%
Accredited Mortgage Loan Trust
2.602% due 04/25/2036		39	39
ACE Securities Corp.
2.542% due 10/25/2036		13	13
2.562% due 10/25/2036		8	8
American Express Credit Account Master Trust
2.971% due 02/15/2012		4	4
Asset-Backed Funding Certificates
2.542% due 10/25/2036		3	3
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		10	10
2.758% due 09/25/2034		1	1
BA Credit Card Trust
2.511% due 11/17/2014		600	585
Bear Stearns Asset-Backed Securities Trust
2.562% due 10/25/2036		22	21
2.572% due 06/25/2047		64	63
BNC Mortgage Loan Trust
2.582% due 05/25/2037		76	73
Chase Credit Card Master Trust
2.581% due 02/15/2011		10	10
Chase Issuance Trust
2.481% due 02/15/2011		100	100
2.921% due 01/15/2012		200	200
3.227% due 08/17/2015		300	297
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036		1	1
2.532% due 11/25/2036		5	5
2.542% due 07/25/2045		156	145
2.592% due 08/25/2036		100	97
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037		2	2
2.532% due 05/25/2037		41	40
2.532% due 03/25/2047		6	6
2.532% due 05/25/2047		23	22
2.542% due 03/25/2037		7	7
2.562% due 10/25/2037		131	123
2.592% due 10/25/2046		4	3
2.662% due 09/25/2036		226	216
Credit-Based Asset Servicing & Securitization LLC
2.602% due 07/25/2037		79	73
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 10/25/2036		51	50
2.532% due 11/25/2036		17	17
2.542% due 06/25/2036		9	9
First USA Credit Card Master Trust
2.641% due 04/18/2011		100	100
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		100	100
Fremont Home Loan Trust
2.552% due 02/25/2037		7	6
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036		9	8
GSAMP Trust
2.552% due 09/25/2036		8	8
2.552% due 12/25/2036		64	62
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		29	28
2.749% due 01/20/2035		32	30
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		700	700
Indymac Residential Asset-Backed Trust
2.562% due 07/25/2037		62	61
2.612% due 04/25/2047		171	168
JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036		111	108
2.542% due 04/01/2037		72	68
2.562% due 03/25/2037		193	184
Lehman XS Trust
2.552% due 05/25/2046		8	7
2.562% due 11/25/2046		14	14
2.602% due 11/25/2036		3	3
Long Beach Mortgage Loan Trust
2.542% due 10/25/2036		13	13
MASTR Asset-Backed Securities Trust
2.562% due 05/25/2037		62	60
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		35	35
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		13	13
2.532% due 07/25/2036		43	41
2.532% due 09/25/2036		12	12
2.532% due 11/25/2036		54	51
2.542% due 05/25/2037		143	139
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		17	16
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037		48	47
Option One Mortgage Loan Trust
2.522% due 02/25/2037		14	14
2.542% due 07/25/2037		145	140
Park Place Securities, Inc.
2.794% due 10/25/2034		7	6
Residential Asset Mortgage Products, Inc.
2.562% due 10/25/2036		10	10
Residential Asset Securities Corp.
2.522% due 08/25/2036		3	3
2.552% due 11/25/2036		12	11
2.552% due 02/25/2037		62	59
Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037		55	50
Saxon Asset Securities Trust
2.542% due 10/25/2046		6	6
SBI HELOC Trust
2.652% due 08/25/2036		9	8
SLM Student Loan Trust
2.900% due 04/25/2014		72	71
2.920% due 10/25/2016		64	64
2.930% due 10/26/2015		18	18
2.982% due 10/25/2017 (a)		2,500	2,498
3.393% due 07/25/2013		200	200
Soundview Home Equity Loan Trust
2.542% due 11/25/2036		46	45
2.542% due 12/25/2036		19	19
2.562% due 06/25/2037		72	70
South Carolina Student Loan Corp.
3.207% due 09/02/2014		200	200
3.257% due 03/01/2018		500	500
3.457% due 03/02/2020		700	700
3.707% due 09/03/2024		600	600
Specialty Underwriting & Residential Finance
2.528% due 11/25/2037		16	15
Structured Asset Securities Corp.
2.532% due 10/25/2036		14	14
Wells Fargo Home Equity Trust
2.582% due 03/25/2037		55	54

Total Asset-Backed Securities (Cost $9,814)			9,700

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.772% due 06/01/2009		100	99
Korea Development Bank
2.931% due 04/03/2010		100	100

Total Sovereign Issues (Cost $200)			199

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%
Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	183
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	418
Keycorp
5.056% due 11/22/2010		900	1,342
Morgan Stanley
5.190% due 03/01/2013		1,700	2,439

Total Foreign Currency-Denominated Issues (Cost $4,356)			4,382

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		2,300	136

Total Convertible Preferred Stocks (Cost $173)			136

PREFERRED STOCKS 0.0%
DG Funding Trust
5.041% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 52.5%
Certificates of Deposit 0.1%
Calyon Financial, Inc.
5.266% due 06/29/2010		$10	10
Dexia Credit Local S.A.
2.654% due 09/29/2008		100	100
Fortis Bank NY
2.646% due 09/30/2008		100	100
Skandinaviska Enskilda Banken AB
2.738% due 02/13/2009		30	30

			240

Commercial Paper 51.9%
Australia & New Zealand Banking Group Ltd.
2.730% due 09/15/2008		2,800	2,783
Banco Santander Central Hispano S.A.
2.780% due 09/15/2008		1,800	1,789
Bank of America Corp.
2.700% due 09/19/2008		2,100	2,087
Barclays U.S. Funding Corp.
2.688% due 08/18/2008		2,000	1,993
Caisse d’Amortissement de la Dette Sociale
2.820% due 09/17/2008		2,400	2,385
CBA (de) Finance
2.750% due 09/15/2008		1,800	1,789
Citibank N.A.
3.570% due 08/19/2008		600	597
3.570% due 10/23/2008		600	595
3.580% due 10/23/2008		1,500	1,486
Danske Corp.
2.500% due 07/15/2008		400	400
2.550% due 07/15/2008		1,200	1,199
DnB NOR Bank ASA
2.750% due 09/05/2008		4,500	4,477
Federal Home Loan Bank
2.000% due 07/01/2008		36,400	36,400
Lloyds TSB Bank PLC
2.490% due 07/01/2008		5,700	5,700
Nordea N.A., Inc.
2.770% due 09/29/2008		4,800	4,765
Rabobank USA Financial Corp.
2.240% due 07/01/2008		3,900	3,900
2.350% due 07/07/2008		500	500
2.650% due 09/29/2008		300	298
Royal Bank of Scotland Group PLC
2.770% due 09/17/2008		2,400	2,385
San Paolo U.S. Financial Co.
2.770% due 09/17/2008		3,100	3,081
Societe General N.A.
2.880% due 09/12/2008		1,800	1,790
UBS Finance Delaware LLC
2.525% due 07/16/2008		600	599
2.930% due 10/27/2008		3,700	3,664
Unicredito Italiano SpA
3.080% due 09/16/2008		2,400	2,386
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		2,800	2,783

			89,831

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.650% due 07/01/2008		895	895
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $915. Repurchase proceeds are $895.)

Total Short-Term Instruments (Cost $90,964)			90,966

Purchased Options (e) 0.0% (Cost $75)			51
Total Investments 106.4% (Cost $184,830)			$184,275
Written Options (f) (0.0%) (Premiums $35)			(20)
Other Assets and Liabilities (Net) (6.4%)			(11,130)

Net Assets 100.0%			$173,125

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $12,776 at a weighted average interest rate of 2.483%. On June 30, 2008, securities valued at $9,629 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $9,069 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$0
90-Day Euribor June Futures	Long	06/2009	4	(1)
90-Day Euribor March Futures	Long	03/2009	7	0
90-Day Eurodollar December Futures	Long	12/2008	41	56
90-Day Eurodollar December Futures	Long	12/2009	12	(20)
90-Day Eurodollar June Futures	Long	06/2009	34	(21)
90-Day Eurodollar March Futures	Long	03/2009	16	(2)
90-Day Eurodollar March Futures	Long	03/2010	9	(14)
90-Day Eurodollar September Futures	Long	09/2008	15	7
90-Day Eurodollar September Futures	Long	09/2009	29	(19)
E-mini Russell 2000 Index September Futures	Long	09/2008	2,467	(7,403)
Russell 2000 Index September Futures	Long	09/2008	8	(142)
S&P 500 Index September Futures	Short	09/2008	2	41
U.S. Treasury 10-Year Note September Futures	Long	09/2008	544	860
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	9	(7)

				$(6,671)

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	$300	$(46)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	MSC	100	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	100	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	DUB	100	(25)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	GSC	300	(43)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	100	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	100	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	100	(1)

						$(122)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	$100	$1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	300	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	400	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	1,700	6

						$10

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	700	$(7)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		100	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		200	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		200	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		200	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		200	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	100	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		20	(1)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	300	(3)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	(2)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	100	(3)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		100	(4)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		100	(4)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		100	(2)

							$(60)

(e) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$85.000	08/22/2008	30	$0	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	86.000	08/22/2008	421	4	6
Put - CBOT U.S. Treasury 10-Year Note September Futures	87.000	08/22/2008	30	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	94.000	08/22/2008	50	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	101.000	08/22/2008	77	2	1
Put - NYBEX Mini Russell 2000 Index September Futures	405.000	09/18/2008	550	13	13
Put - NYBEX Mini Russell 2000 Index September Futures	390.000	09/19/2008	280	7	3
Put - NYBEX Mini Russell 2000 Index September Futures	400.000	09/19/2008	347	8	2
Put - NYBEX Mini Russell 2000 Index September Futures	410.000	09/19/2008	150	4	4
Put - NYBEX Russell 2000 Index September Futures	400.000	09/19/2008	89	9	9

				$48	$40

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$2
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	3
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3

							$25	$11

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 09/01/2038	$78.000	09/04/2008	$13,500	$1	$0
Put - OTC Fannie Mae 5.500% due 09/01/2038	77.000	09/04/2008	7,000	1	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	87.000	07/07/2008	900	0	0

				$2	$0

(f) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	7	$4	$3
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	7	6	2

				$10	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$100	$3	$1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4

							$25	$15

(g) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Freddie Mac	5.000%	07/01/2038	$21,000	$19,989	$20,124
Ginnie Mae	6.000%	07/01/2038	900	903	914
U.S. Treasury Notes	2.000%	02/28/2010	200	198	200
U.S. Treasury Notes	2.125%	01/31/2010	300	298	302
U.S. Treasury Notes	2.125%	04/30/2010	900	893	898
U.S. Treasury Notes	2.875%	01/31/2013	600	582	598
U.S. Treasury Notes	3.125%	11/30/2009	200	201	203
U.S. Treasury Notes	3.250%	12/31/2009	100	101	101
U.S. Treasury Notes	3.500%	02/15/2010	100	102	103
U.S. Treasury Notes	4.250%	08/15/2013	100	104	106

				$23,371	$23,549

(3)	Market value includes $20 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	22	04/2009	$0	$0	$0
Buy	BRL	1,250	07/2008	160	0	160
Sell		1,250	07/2008	0	(62)	(62)
Buy		240	12/2008	12	0	12
Sell		216	12/2008	0	(10)	(10)
Buy	CNY	503	11/2008	1	0	1
Sell	EUR	3,066	07/2008	0	(11)	(11)
Sell	GBP	486	08/2008	0	(5)	(5)
Buy	IDR	176,400	10/2008	0	0	0
Buy	INR	3,562	08/2008	0	(8)	(8)
Buy		6,626	11/2008	0	(13)	(13)
Sell	JPY	12,709	07/2008	0	(2)	(2)
Buy	KRW	86,292	08/2008	0	(10)	(10)
Sell		86,292	08/2008	0	0	0
Buy	KWD	2	04/2009	0	0	0
Buy	MXN	997	07/2008	7	0	7
Sell		997	07/2008	0	(4)	(4)
Buy	MYR	229	11/2008	0	(1)	(1)
Buy		131	02/2009	0	(1)	(1)
Buy	PHP	4,572	08/2008	0	(2)	(2)
Buy	PLN	187	07/2008	20	0	20
Sell		187	07/2008	0	(13)	(13)
Buy	RUB	1,774	07/2008	2	0	2
Sell		1,774	07/2008	0	(2)	(2)
Buy		1,811	11/2008	4	0	4
Sell		460	11/2008	0	(1)	(1)
Buy		966	05/2009	1	0	1
Sell		1,351	05/2009	0	(1)	(1)
Buy	SAR	22	04/2009	0	0	0
Buy	SEK	94	09/2008	0	0	0
Buy	SGD	246	11/2008	3	0	3
Buy	ZAR	2,009	07/2008	0	(12)	(12)
Sell		2,009	07/2008	0	(7)	(7)
Buy		2,009	12/2008	7	0	7

				$217	$(165)	$52

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$167	$180,863	$3,245	$184,275
Other Financial Instruments++	(6,671)	(23,617)	(52)	(30,340)

Total	$(6,504)	$157,246	$3,193	$153,935

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$22	$3,251	$0	$(8)	$(20)	$3,245
Other Financial Instruments++	(41)	0	0	(11)	0	(52)

Total	$(19)	$3,251	$0	$(19)	$(20)	$3,193

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments StocksPLUS® Fund
June 30, 2008 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.0%
Allied Waste North America, Inc.
3.980% due 03/28/2014		$33	$33
4.090% due 03/28/2014		29	29
4.570% due 03/28/2014		49	49
Fresenius Medical Care Capital Trust
4.019% due 03/22/2013		57	55
4.071% due 03/22/2013		610	593
4.091% due 03/22/2013		28	28
4.184% due 03/22/2013		198	193
Goodyear Tire & Rubber Co.
4.540% due 04/30/2014		2,000	1,819
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012		1,287	1,059
Sensata Technologies, Inc.
4.662% due 04/27/2013		2,475	2,299

Total Bank Loan Obligations (Cost $6,783)			6,157

CORPORATE BONDS & NOTES 39.9%
Banking & Finance 30.4%
American Express Bank FSB
2.541% due 06/22/2009		2,500	2,482
2.542% due 10/20/2009		2,100	2,073
American Express Centurion Bank
2.495% due 06/12/2009		1,900	1,885
American Express Credit Corp.
2.508% due 11/09/2009		2,100	2,051
Bank of America Corp.
2.904% due 11/06/2009		500	496
8.000% due 12/29/2049		6,000	5,636
Bank of America N.A.
2.786% due 06/12/2009		2,000	1,996
2.812% due 12/18/2008		800	798
3.056% due 06/15/2016		2,300	2,082
Bank of Ireland
2.862% due 12/18/2009		5,900	5,841
Bear Stearns Cos., Inc.
2.839% due 05/18/2010		4,800	4,687
2.886% due 08/15/2011		1,300	1,247
3.048% due 10/22/2010		2,400	2,328
3.250% due 03/25/2009		1,600	1,578
Capital One Financial Corp.
2.976% due 09/10/2009		1,800	1,680
CIT Group, Inc.
2.959% due 12/19/2008		1,500	1,484
5.000% due 11/24/2008		1,700	1,664
Citigroup Funding, Inc.
2.809% due 06/26/2009		11,200	11,047
Countrywide Financial Corp.
2.868% due 01/05/2009		700	686
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		500	493
Credit Agricole S.A.
2.646% due 05/28/2009		1,700	1,693
2.694% due 05/28/2010		2,000	1,980
DnB NOR Bank ASA
2.780% due 10/13/2009		1,800	1,801
East Lane Re Ltd.
8.873% due 05/06/2011		9,500	9,524
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		798	40
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	85
7.375% due 10/28/2009		600	547
7.875% due 06/15/2010		200	173
Foundation Re II Ltd.
9.445% due 11/26/2010		2,500	2,519
General Electric Capital Corp.
2.746% due 08/15/2011		6,300	6,208
2.788% due 10/06/2010		2,400	2,383
GMAC LLC
3.951% due 09/23/2008		7,400	7,288
Goldman Sachs Group, Inc.
2.841% due 12/23/2008		500	498
2.851% due 03/30/2009		1,300	1,292
3.250% due 07/23/2009		2,500	2,484
HSBC Finance Corp.
3.000% due 11/16/2009		1,600	1,579
3.112% due 06/01/2016		3,400	3,065
International Lease Finance Corp.
4.950% due 02/01/2011		6,000	5,686
JPMorgan Chase & Co.
2.532% due 06/26/2009		1,500	1,496
2.810% due 05/07/2010		2,800	2,773
Keycorp
2.582% due 05/26/2009		1,300	1,275
Lehman Brothers Holdings, Inc.
2.778% due 08/21/2009		1,700	1,668
2.778% due 05/25/2010		9,500	8,805
2.851% due 12/23/2008		200	196
2.966% due 11/10/2009		1,300	1,240
3.011% due 12/23/2010		2,500	2,343
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009		2,300	2,205
3.004% due 02/05/2010		8,000	7,626
4.966% due 05/12/2010		200	197
Metropolitan Life Global Funding I
2.759% due 05/17/2010		3,700	3,651
Morgan Stanley
2.803% due 01/15/2010		1,400	1,355
2.820% due 05/07/2009		1,400	1,379
2.844% due 02/09/2009		2,800	2,774
2.984% due 01/18/2011		3,300	3,139
Osiris Capital PLC
5.563% due 01/15/2010		5,000	4,965
Phoenix Quake Ltd.
5.134% due 07/03/2008		500	500
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008		600	600
Residential Capital LLC
5.758% due 05/22/2009		2,300	1,668
Rockies Express Pipeline LLC
5.100% due 08/20/2009		2,800	2,803
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		1,600	1,600
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		2,500	2,497
SLM Corp.
2.940% due 12/15/2008		1,700	1,672
3.000% due 01/26/2009		2,100	1,999
3.060% due 07/27/2009		1,700	1,594
3.120% due 01/26/2009		300	295
3.130% due 07/25/2008		700	698
VTB Capital S.A.
3.384% due 08/01/2008		1,900	1,883
4.484% due 11/02/2009		3,100	3,065
Wachovia Corp.
2.843% due 10/15/2011		5,700	5,419
7.980% due 12/31/2049		300	276
Wells Fargo & Co.
3.552% due 05/01/2009		5,100	5,100

			179,835

Industrials 4.4%
Anadarko Petroleum Corp.
3.176% due 09/15/2009		2,000	1,978
BP AMI Leasing, Inc.
2.819% due 06/26/2009		3,900	3,903
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	646
Home Depot, Inc.
2.901% due 12/16/2009		1,300	1,267
Hospira, Inc.
3.281% due 03/30/2010		2,400	2,328
Pemex Project Funding Master Trust
3.281% due 12/03/2012		3,600	3,532
Reynolds American, Inc.
3.476% due 06/15/2011		1,400	1,330
Time Warner, Inc.
2.915% due 11/13/2009		3,900	3,791
Transocean, Inc.
2.873% due 09/05/2008		2,400	2,397
UnitedHealth Group, Inc.
4.070% due 02/07/2011		5,200	5,193

			26,365

Utilities 5.1%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009		5,600	5,680
Dominion Resources, Inc.
2.858% due 11/14/2008		4,460	4,399
Entergy Gulf States, Inc.
3.427% due 12/08/2008		1,374	1,373
Florida Power Corp.
3.078% due 11/14/2008		1,900	1,895
NiSource Finance Corp.
3.208% due 11/23/2009		600	584
Progress Energy, Inc.
3.163% due 01/15/2010		1,500	1,488
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,900	2,900
Qwest Corp.
5.625% due 11/15/2008		2,700	2,707
6.026% due 06/15/2013		3,400	3,264
Southern California Edison Co.
2.950% due 02/02/2009		2,000	1,987
Telecom Italia Capital S.A.
3.353% due 02/01/2011		1,300	1,249
Telefonica Emisones SAU
3.102% due 06/19/2009		2,600	2,586

			30,112

Total Corporate Bonds & Notes (Cost $241,149)			236,312

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)			2,980

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
2.602% due 03/25/2034		1,153	1,119
2.882% due 05/25/2031 (e)		3,227	3,192
2.882% due 11/25/2032		1,842	1,828
4.530% due 04/01/2018 (e)		50	50
4.618% due 09/01/2035 (e)		5,872	5,871
4.677% due 12/01/2033 (e)		1,383	1,390
4.771% due 04/01/2035 (e)		5,949	5,992
4.810% due 04/01/2028 - 11/01/2028 (e)		140	140
4.813% due 11/01/2028 (e)		66	66
4.841% due 11/01/2027 (e)		44	44
4.936% due 02/01/2027 (e)		6	6
4.994% due 07/01/2044 (e)		348	348
5.000% due 02/25/2017 - 04/25/2033		2,915	2,862
5.000% due 12/01/2019 - 04/01/2038 (e)		34,949	34,355
5.478% due 12/01/2036 (e)		1,668	1,672
5.500% due 09/01/2033 -02/01/2035 (e)		12,782	12,657
5.500% due 07/01/2038		7,000	6,900
5.529% due 09/01/2034 (e)		1,627	1,623
5.686% due 08/01/2029 (e)		31	31
5.745% due 11/01/2035 (e)		816	834
6.000% due 01/01/2017 - 05/01/2037 (e)		3,848	3,910
6.043% due 05/01/2022 (e)		8	8
7.000% due 02/01/2015 - 03/01/2015 (e)		997	1,046
7.500% due 09/01/2015 - 05/01/2016 (e)		750	783
8.000% due 03/01/2030 - 07/01/2031 (e)		150	163
8.000% due 05/01/2030		1	1
Freddie Mac
2.621% due 07/15/2019		2,755	2,701
2.621% due 10/15/2020 (e)		16,701	16,372
2.701% due 02/15/2019 (e)		11,373	11,151
2.821% due 12/15/2030		1,154	1,140
2.871% due 06/15/2018		429	425
4.690% due 06/01/2035 (e)		4,630	4,621
4.994% due 02/25/2045		1,743	1,621
5.000% due 07/15/2024 (e)		3,271	3,305
5.500% due 08/15/2030		20	20
6.000% due 03/01/2016 - 10/01/2033 (e)		5,128	5,212
6.000% due 07/01/2038		2,800	2,828
6.125% due 07/01/2019 (e)		570	586
6.451% due 12/01/2022 (e)		39	39
6.500% due 10/25/2043		2,169	2,195
6.740% due 06/01/2022 (e)		21	21
8.500% due 04/01/2025 - 06/01/2025 (e)		24	27
Ginnie Mae
2.879% due 09/20/2030		4	4
5.125% due 12/20/2022 - 12/20/2027		375	377
5.375% due 02/20/2026 - 02/20/2028		415	417
5.625% due 07/20/2018 - 07/20/2027		1,854	1,874
6.375% due 05/20/2026 - 06/20/2027		432	440
8.000% due 04/20/2030		181	198

Total U.S. Government Agencies (Cost $143,108)			142,465

MORTGAGE-BACKED SECURITIES 15.9%
Banc of America Funding Corp.
4.110% due 05/25/2035		1,944	1,818
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		675	677
Bank Mart
4.567% due 03/01/2019 (j)		567	511
Bear Stearns Adjustable Rate Mortgage Trust
4.593% due 01/25/2034		2,059	1,899
4.750% due 10/25/2035		5,596	5,545
4.760% due 11/25/2034		905	881
5.033% due 04/25/2033		630	608
5.068% due 11/25/2034		2,713	2,631
6.736% due 02/25/2033		96	94
6.854% due 01/25/2034		124	119
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		1,420	1,023
5.701% due 09/25/2035		588	485
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		4,355	4,317
5.674% due 01/26/2036		1,923	1,600
5.777% due 12/26/2046		1,070	881
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		127	119
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		1,570	1,494
Countrywide Alternative Loan Trust
2.662% due 05/25/2047		1,563	1,095
6.000% due 10/25/2033		1,145	1,104
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		3,021	2,952
4.799% due 11/25/2034		1,702	1,637
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		430	389
5.785% due 06/25/2032		10	10
6.127% due 06/25/2032		37	33
Fund America Investors Corp. II
6.152% due 06/25/2023		13	12
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		1,588	1,396
2.752% due 11/25/2045		701	560
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		2,158	2,021
GSR Mortgage Loan Trust
2.832% due 01/25/2034		319	270
Harborview Mortgage Loan Trust
2.672% due 01/19/2038		3,896	2,790
5.145% due 07/19/2035		1,387	1,281
Impac CMB Trust
3.242% due 10/25/2033		83	69
3.392% due 07/25/2033		1,558	1,402
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		859	803
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		1,059	987
JPMorgan Mortgage Trust
5.020% due 02/25/2035		1,292	1,220
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		213	202
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		1,335	1,319
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,048	1,920
Mellon Residential Funding Corp.
2.994% due 06/15/2030		3,672	3,467
Merrill Lynch Floating Trust
2.541% due 06/15/2022		6,310	5,937
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		778	625
4.910% due 12/25/2032		630	600
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		231	208
3.482% due 10/25/2035		395	367
4.546% due 01/25/2029		1,039	1,023
Morgan Stanley Capital I
2.542% due 10/15/2020		539	504
Prime Mortgage Trust
2.882% due 02/25/2019		134	127
2.882% due 02/25/2034		671	611
Resecuritization Mortgage Trust
2.732% due 04/26/2021		1	1
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		537	527
Salomon Brothers Mortgage Securities VII, Inc.
6.767% due 12/25/2030		576	551
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034		1,263	1,153
Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035		1,601	1,329
2.762% due 02/25/2036		881	675
9.455% due 06/25/2029		728	775
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		4,190	4,019
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		1,390	1,331
2.612% due 06/25/2037		2,306	2,205
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		2,844	2,633
2.561% due 09/15/2021		5,283	4,986
WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045		900	724
2.772% due 10/25/2045		497	388
4.361% due 02/27/2034		1,894	1,761
4.528% due 02/25/2046		4,635	3,414
4.728% due 11/25/2042		219	203
4.928% due 06/25/2042		852	773
Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035		2,226	2,163
4.950% due 03/25/2036		3,086	2,974

Total Mortgage-Backed Securities (Cost $102,729)			94,228

ASSET-BACKED SECURITIES 10.2%
AFC Home Equity Loan Trust
3.032% due 06/25/2028		369	169
Asset-Backed Funding Certificates
2.542% due 01/25/2037		970	941
Asset-Backed Securities Corp. Home Equity
2.642% due 05/25/2035		95	94
Bear Stearns Asset-Backed Securities Trust
2.572% due 06/25/2047		903	875
Chase Funding Mortgage Loan Asset-Backed Certificates
3.222% due 10/25/2032		256	235
Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036		241	237
2.542% due 05/25/2037		7,652	7,259
2.542% due 07/25/2045		8,110	7,539
Countrywide Asset-Backed Certificates
2.552% due 06/25/2037		3,294	3,239
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		323	297
First NLC Trust
2.552% due 08/25/2037		4,203	3,944
First USA Credit Card Master Trust
2.641% due 04/18/2011		4,800	4,800
Fremont Home Loan Trust
2.532% due 10/25/2036		2,720	2,655
GSAMP Trust
2.602% due 12/25/2035		238	237
GSR Mortgage Loan Trust
2.582% due 11/25/2030		66	65
HFC Home Equity Loan Asset-Backed Certificates
2.749% due 01/20/2035		1,716	1,592
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		759	728
JPMorgan Mortgage Acquisition Corp.
2.542% due 04/01/2037		1,730	1,637
2.552% due 11/25/2036		341	330
Lehman XS Trust
2.552% due 05/25/2046		312	300
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034		49	41
Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036		2,407	2,330
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		574	566
Residential Asset Securities Corp.
2.552% due 11/25/2036		1,066	1,054
Saxon Asset Securities Trust
2.542% due 10/25/2046		476	466
Sears Credit Account Master Trust
2.691% due 04/16/2013		9,200	9,072
SLM Student Loan Trust
2.920% due 10/25/2016		1,668	1,659
3.393% due 07/25/2013		6,300	6,302
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		974	966
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		636	621

Total Asset-Backed Securities (Cost $62,365)			60,250

SOVEREIGN ISSUES 1.9%
Export-Import Bank of Korea
2.772% due 06/01/2009		2,400	2,379
2.960% due 11/16/2010		5,900	5,794
Hydro Quebec
2.560% due 09/29/2049		1,200	1,058
Korea Development Bank
2.938% due 11/22/2012		2,200	2,096

Total Sovereign Issues (Cost $11,530)			11,327

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	500	772
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,988
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	934

Total Foreign Currency-Denominated Issues (Cost $8,282)			11,694

	Shares
CONVERTIBLE PREFERRED STOCKS 3.7%
Bank of America Corp.
7.250% due 12/31/2049		11,000	9,724
Wachovia Corp.
7.500% due 12/31/2049		14,000	12,396

Total Convertible Preferred Stocks (Cost $25,000)			22,120

PREFERRED STOCKS 1.5%
DG Funding Trust
5.041% due 12/31/2049		913	9,110

Total Preferred Stocks (Cost $9,564)			9,110

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.6%
Commercial Paper 5.2%
Citibank N.A.
3.570% due 08/19/2008		$16,100	16,022
Federal Home Loan Bank
2.000% due 07/01/2008		4,500	4,500
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		10,600	10,534

			31,056

Repurchase Agreements 5.2%
Deutsche Bank AG
1.500% due 07/01/2008		18,000	18,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $18,338. Repurchase proceeds are $18,001.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008		12,500	12,500
(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 09/26/2008 valued at $12,752. Repurchase proceeds are $12,501.)

			30,500

U.S. Treasury Bills 1.2%
1.764% due 08/28/2008 - 09/25/2008 (b)(c)(d)		7,200	7,165

Total Short-Term Instruments (Cost $68,730)			68,721

Purchased Options (h) 0.1% (Cost $2,399)			803
Total Investments 112.4% (Cost $684,639)			$666,167
Written Options (i) (0.2%) (Premiums $2,443)			(1,300)
Other Assets and Liabilities (Net) (12.2%)			(72,350)

Net Assets 100.0%			$592,517

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $6,966 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $112,952 at a weighted average interest rate of 2.538%. On June 30, 2008, securities valued at $111,652 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $45,608 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	14	$0
90-Day Euribor March Futures	Long	03/2009	13	0
90-Day Eurodollar December Futures	Long	12/2008	1,013	2,420
90-Day Eurodollar December Futures	Long	12/2009	62	(97)
90-Day Eurodollar June Futures	Long	06/2009	132	(103)
90-Day Eurodollar March Futures	Long	03/2009	697	788
90-Day Eurodollar March Futures	Long	03/2010	40	(61)
90-Day Eurodollar September Futures	Long	09/2008	84	27
90-Day Eurodollar September Futures	Long	09/2009	99	(82)
E-mini S&P 500 Index September Futures	Long	09/2008	9,484	(44,225)
S&P 500 Index September Futures	Short	09/2008	44	75
U.S. Treasury 10-Year Note September Futures	Long	09/2008	425	198
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	74	(79)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	61	(71)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	337	(209)

				$(41,519)

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	CITI	$1,600	$15
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	800	11
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	600	(32)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	600	(29)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	1,000	(47)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	1,500	(5)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	1,500	(4)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,800	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	600	2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	1,300	7
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	600	(2)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,400	0
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	1,500	(73)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,000	(86)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.700%	06/20/2009	DUB	1,100	25
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	5,000	5
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	900	(31)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	400	(14)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	900	(30)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,600	(47)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	3,200	(87)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	900	(21)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	600	(4)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	800	(5)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,600	(6)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,800	(12)
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	2,400	0
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(5)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(4)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI	1,600	(34)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	3,000	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	1,500	7
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	1,500	16
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	600	(16)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	600	(26)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,500	(56)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	100	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	2,300	(80)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,400	(48)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	5,100	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	3,100	(44)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	3,800	(481)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	1,800	(569)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,400	(442)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,000	(315)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	DUB	1,600	(64)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(156)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	1,400	(7)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	6,000	13
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	700	(6)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	600	(254)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	600	(254)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	600	(230)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	600	(217)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	1,000	27
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	2,200	60
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,800	90
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	3,000	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	5,000	(81)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	600	(12)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,400	(24)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	3,500	10
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	1,000	(5)
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	3,200	(80)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	1,800	(64)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	600	(4)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,400	(6)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	600	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.600%	03/20/2009	LEH	6,400	19
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,200	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	2,200	3
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	1,500	24
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	900	17
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	600	12
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,500	56
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	1,600	62
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	600	23
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	6,000	(2,066)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,200	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	2,800	10
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	1,300	(14)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,400	(15)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,400	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	600	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	800	(12)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,400	(88)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	1,500	21
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	1,300	23
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	600	(12)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	5,700	(94)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	3,000	(50)

						$(6,032)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	$1,800	$9
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	GSC	200	0
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	200	2
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	300	1
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,193	(38)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(79)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(69)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(37)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	4,000	31
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	3,400	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	900	3
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	1,000	0

						$(373)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$127,100	$(593)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		30,700	(227)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		10,600	(80)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		52,100	(360)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		15,300	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		6,800	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		7,200	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		28,600	31
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		40,400	(337)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,200	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		7,400	(214)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,400	(59)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,300	(55)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,000	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,200	(71)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		27,000	(1,487)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(41)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		300	(18)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(35)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	(310)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(37)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	15
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	238
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	23
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(16)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	319
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,400	(121)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,900	(77)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(29)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,000	(22)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,800	(14)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,100	(92)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(10)

							$(3,856)

Interest Rate Basis Swaps

Receive	Pay	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	BOA	116,900	$(13)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	CITI	49,100	(6)
FFR plus 0.700%	3-Month USD-LIBOR	12/17/2008	CITI	24,600	0

					$(19)

(h) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	1,030	$35	$16
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/22/2008	166	3	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	567	10	8
Put - CME S&P 500 Index September Futures	600.000	09/18/2008	959	27	0
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	1,037	30	0

				$105	$27

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$175
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	1
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	6
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	270
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	205
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	74
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	29	19

							$2,278	$768

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC British Pound versus U.S. dollar	$2.090	07/24/2008	GBP	3,000	$0	$2

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$103.500	10/10/2008	$4,900	$1	$1
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.250	09/04/2008	3,100	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.000	09/04/2008	124,400	15	5
Put - OTC Fannie Mae 6.000% due 08/01/2038	90.000	08/06/2008	2,000	0	0
Put - OTC Freddie Mac 6.000% due 09/01/2038	88.500	09/04/2008	2,800	0	0

				$16	$6

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	181	$103	$67
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	181	165	58

				$268	$125

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$41	$29
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	247
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	442
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	315
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	86
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	17
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	21

							$2,175	$1,175

(j) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$568	$511	0.09%

(k) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
U.S. Treasury Notes	2.125%	04/30/2010	$124,400	$122,807	$124,103
U.S. Treasury Notes	3.125%	11/30/2009	4,900	4,931	4,971
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,119	3,145

				$130,857	$132,219

(3)	Market value includes $563 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	04/2009	$0	$(2)	$(2)
Buy	AUD	331	07/2008	2	0	2
Buy	BRL	59,384	07/2008	7,176	0	7,176
Sell		59,384	07/2008	0	(2,399)	(2,399)
Buy		32,271	12/2008	1,321	0	1,321
Sell		10,366	12/2008	0	(506)	(506)
Buy	CNY	12,130	11/2008	23	0	23
Sell	EUR	3,501	07/2008	0	(56)	(56)
Sell	GBP	8,312	08/2008	0	(91)	(91)
Buy	IDR	7,136,000	10/2008	7	0	7
Buy	INR	22,858	08/2008	0	(48)	(48)
Buy		76,833	11/2008	0	(150)	(150)
Sell	JPY	236,955	07/2008	0	(37)	(37)
Buy	KRW	4,952,780	08/2008	0	(625)	(625)
Sell		4,952,780	08/2008	12	(3)	9
Buy	KWD	53	04/2009	0	(2)	(2)
Buy	MXN	50,265	07/2008	348	0	348
Sell		50,265	07/2008	0	(231)	(231)
Buy	MYR	7,285	11/2008	0	(32)	(32)
Buy		5,315	02/2009	0	(34)	(34)
Sell	NZD	12,853	07/2008	0	(61)	(61)
Buy	PHP	146,813	08/2008	0	(88)	(88)
Buy	PLN	17,125	07/2008	1,785	0	1,785
Sell		17,125	07/2008	0	(1,182)	(1,182)
Buy	RUB	153,195	07/2008	349	0	349
Sell		153,195	07/2008	0	(298)	(298)
Buy		65,045	11/2008	135	0	135
Sell		26,636	11/2008	0	(73)	(73)
Buy		5,797	05/2009	3	0	3
Sell		38,409	05/2009	0	(31)	(31)
Buy	SAR	717	04/2009	0	(2)	(2)
Buy	SGD	9,930	11/2008	99	0	99
Buy	ZAR	965	07/2008	0	(20)	(20)
Sell		965	07/2008	0	(3)	(3)
Buy		965	12/2008	4	0	4

				$11,264	$(5,974)	$5,290

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$662,683	$3,484	$666,167
Other Financial Instruments++	(41,519)	(136,054)	(1,892)	(179,465)

Total	$(41,519)	$526,629	$1,592	$486,702

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$5,181	$(311)	$32	$(681)	$(737)	$3,484
Other Financial Instruments++	(860)	0	0	(1,032)	0	(1,892)

Total	$4,321	$(311)	$32	$(1,713)	$(737)	$1,592

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Long Duration Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 52.5%
Banking & Finance 19.8%
ABX Financing Co.
6.350% due 10/15/2036	$300	$285
American International Group, Inc.
6.250% due 05/01/2036	800	701
Bank of America N.A.
6.000% due 10/15/2036	1,300	1,157
Barclays Bank PLC
7.700% due 04/29/2049	300	307
BNP Paribas
5.186% due 06/29/2049	700	609
Citigroup Funding, Inc.
3.820% due 05/07/2010	600	596
Citigroup, Inc.
5.875% due 05/29/2037	800	683
6.125% due 08/25/2036	600	510
6.625% due 06/15/2032	600	550
8.400% due 04/29/2049	500	476
Credit Suisse USA, Inc.
2.559% due 11/20/2009	300	296
2.775% due 11/20/2009	300	297
General Electric Capital Corp.
6.750% due 03/15/2032	1,400	1,416
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,100	1,059
6.125% due 02/15/2033	880	792
6.750% due 10/01/2037	300	276
HBOS PLC
6.750% due 05/21/2018	500	479
HSBC Bank USA N.A.
5.875% due 11/01/2034	170	149
HSBC Holdings PLC
6.500% due 09/15/2037	1,600	1,465
John Deere Capital Corp.
3.536% due 06/10/2011	1,200	1,200
JPMorgan Chase & Co.
6.400% due 05/15/2038	400	373
JPMorgan Chase Capital XXII
6.450% due 02/02/2037	1,700	1,464
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038	500	466
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	159
Morgan Stanley
4.778% due 05/14/2010	600	598
6.625% due 04/01/2018	400	380
7.250% due 04/01/2032	400	387
Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,300	1,119
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	1,065
UBS AG
5.875% due 12/20/2017	100	98
UBS Preferred Funding Trust V
6.243% due 05/12/2049	1,000	878
Wachovia Bank N.A.
3.619% due 05/14/2010	600	597
5.850% due 02/01/2037	500	400
6.600% due 01/15/2038	300	262
Wachovia Corp.
2.732% due 12/01/2009	600	588
Wells Fargo & Co.
5.375% due 02/07/2035	200	174
Wells Fargo Bank N.A.
5.950% due 08/26/2036	600	564

		22,875

Industrials 16.6%
Amgen, Inc.
6.375% due 06/01/2037	700	671
6.900% due 06/01/2038	100	103
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,200	1,190
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	700	672
AstraZeneca PLC
6.450% due 09/15/2037	500	512
Canadian National Railway Co.
6.375% due 11/15/2037	100	99
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	1,100	1,038
Comcast Corp.
6.500% due 11/15/2035	200	191
6.950% due 08/15/2037	600	593
7.050% due 03/15/2033	1,200	1,225
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	900	900
CSX Corp.
6.150% due 05/01/2037	600	505
Devon Energy Corp.
7.950% due 04/15/2032	400	477
Devon Financing Corp. ULC
7.875% due 09/30/2031	600	711
EnCana Corp.
6.500% due 08/15/2034	600	592
Energy Transfer Partners LP
6.625% due 10/15/2036	300	280
Enterprise Products Operating LP
5.750% due 03/01/2035	100	85
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	600	598
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	349
6.950% due 01/15/2038	100	100
Marathon Oil Corp.
6.600% due 10/01/2037	100	99
ONEOK Partners LP
6.850% due 10/15/2037	300	295
Philip Morris International, Inc.
6.375% due 05/16/2038	500	489
Suncor Energy, Inc.
6.500% due 06/15/2038	700	683
6.850% due 06/01/2039	300	308
Target Corp.
6.500% due 10/15/2037	100	97
7.000% due 01/15/2038	200	206
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	600	578
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,000	926
Time Warner, Inc.
6.500% due 11/15/2036	800	716
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	92
United Technologies Corp.
6.125% due 07/15/2038	700	707
Valero Energy Corp.
6.625% due 06/15/2037	300	276
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	395
6.500% due 08/15/2037	800	827
Wyeth
5.950% due 04/01/2037	700	679
XTO Energy, Inc.
6.100% due 04/01/2036	290	277
6.750% due 08/01/2037	700	713

		19,254

Utilities 16.1%
AEP Texas Central Co.
6.650% due 02/15/2033	300	290
Alabama Power Co.
6.125% due 05/15/2038	500	507
Appalachian Power Co.
6.700% due 08/15/2037	700	671
AT&T Corp.
8.000% due 11/15/2031	2,500	2,884
AT&T, Inc.
6.500% due 09/01/2037	200	195
British Telecommunications PLC
9.125% due 12/15/2030	600	724
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	1,000	1,152
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	714
Enel Finance International S.A.
6.800% due 09/15/2037	500	507
FirstEnergy Corp.
7.375% due 11/15/2031	700	765
Florida Power Corp.
6.350% due 09/15/2037	400	409
France Telecom S.A.
8.500% due 03/01/2031	900	1,094
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	377
6.500% due 09/15/2037	1,100	1,117
Pacific Gas & Electric Co.
6.050% due 03/01/2034	900	872
6.350% due 02/15/2038	200	201
Progress Energy, Inc.
7.750% due 03/01/2031	100	115
PSEG Power LLC
8.625% due 04/15/2031	400	484
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	984
Southern California Edison Co.
5.625% due 02/01/2036	600	571
6.000% due 01/15/2034	300	300
Sprint Capital Corp.
8.750% due 03/15/2032	600	573
Telecom Italia Capital S.A.
7.200% due 07/18/2036	800	777
Telefonica Emisones SAU
7.045% due 06/20/2036	800	825
Verizon Communications, Inc.
5.850% due 09/15/2035	900	798

Virginia Electric and Power Co.
6.000% due 05/15/2037		760	712

			18,618

Total Corporate Bonds & Notes (Cost $63,815)			60,747

MUNICIPAL BONDS & NOTES 1.6%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		200	196
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		200	208
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)		170	99
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032		300	303
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		200	201
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		300	310
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	83
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		200	191
Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036		200	200
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	89

Total Municipal Bonds & Notes (Cost $1,872)			1,880

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
2.682% due 10/27/2037		400	383
5.500% due 05/01/2037 - 03/01/2038		5,895	5,819
6.000% due 05/01/2037 - 05/01/2038		13,873	14,017
6.210% due 08/06/2038		500	570
Federal Home Loan Bank
4.250% due 12/18/2009		1,400	1,410
5.250% due 09/12/2014		900	946
Ginnie Mae
5.500% due 10/20/2037		310	268
Small Business Administration
5.290% due 12/01/2027		389	387
Tennessee Valley Authority
4.500% due 04/01/2018		700	686
4.875% due 01/15/2048		400	376
5.500% due 06/15/2038		1,600	1,650

Total U.S. Government Agencies (Cost $26,624)			26,512

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Strips
0.000% due 05/15/2026		600	258
0.000% due 11/15/2028		600	230
0.000% due 02/15/2036		200	57

Total U.S. Treasury Obligations (Cost $551)			545

MORTGAGE-BACKED SECURITIES 1.2%
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	654
Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036		314	220
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037		83	78
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033		418	415

Total Mortgage-Backed Securities (Cost $1,486)			1,367

ASSET-BACKED SECURITIES 1.7%
Chase Issuance Trust
3.121% due 11/15/2011		600	602
3.371% due 05/16/2011		300	301
Ford Credit Auto Owner Trust
3.371% due 01/15/2011		600	602
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		468	448

Total Asset-Backed Securities (Cost $1,963)			1,953

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	3,750	1,988

Total Foreign Currency-Denominated Issues (Cost $2,149)			1,988

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
American International Group, Inc.
8.500% due 08/01/2011		9,300	551

Total Convertible Preferred Stocks (Cost $698)			551

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.0%
Commercial Paper 6.6%
Bank of America Corp.
2.920% due 08/26/2008		$1,200	1,195
UBS Finance Delaware LLC
2.635% due 09/03/2008		300	298
2.650% due 09/10/2008		1,700	1,691
Unicredito Italiano SpA
3.030% due 08/06/2008		900	897
Westpac Banking Corp.
2.710% due 08/06/2008		3,500	3,490

			7,571

Repurchase Agreements 2.7%
Deutsche Bank AG
1.500% due 07/01/2008		2,000	2,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,038. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		1,148	1,148
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $1,175. Repurchase proceeds are $1,148.)

			3,148

U.S. Treasury Bills 1.7%
1.712% due 09/11/2008 - 09/25/2008 (a)(c)		2,000	1,987

Total Short-Term Instruments (Cost $12,712)			12,706

Purchased Options (g) 0.0% (Cost $6)			5
Total Investments 93.5%			$108,254
(Cost $111,876)
Written Options (h) (0.0%)			0
(Premiums $1)
Other Assets and Liabilities (Net) 6.5%			7,506

Net Assets 100.0%			$115,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $1,987 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $254 at a weighted average interest rate of 3.200%. On June 30, 2008, there were no open reverse repurchase agreements.

(e) Cash of $7,426 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	48	$67
90-Day Eurodollar June Futures	Long	06/2009	33	(13)
90-Day Eurodollar March Futures	Long	03/2009	154	372
E-mini S&P 500 Index September Futures	Short	09/2008	59	233
S&P 500 Index September Futures	Long	09/2008	292	(7,441)
U.S. Treasury 5-Year Note September Futures	Short	09/2008	69	(6)
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	172	304

				$(6,484)

(f) Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$12,300	$(29)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	6,300	(17)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	600	10
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	1,900	23
Pay	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	200	4
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	800	16
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	3,400	59

						$66

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(1)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized (Depreciation)
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.100%	09/08/2008	CSFB	20,598	$(1,673)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.500	08/22/2008	69	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	43	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	234	4	3
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	20	0	0

				$6	$5

(h) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	07/25/2008	$100	$0	$0
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.400%	07/25/2008	100	1	0

							$1	$0

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	456	07/2008	$3	$0	$3
Buy	BRL	3,668	07/2008	127	0	127
Sell		3,668	07/2008	0	(187)	(187)
Buy		551	12/2008	33	0	33
Sell		2,983	12/2008	0	(50)	(50)
Sell	GBP	443	08/2008	0	(5)	(5)
Buy	KRW	137,820	08/2008	0	(20)	(20)
Sell		137,820	08/2008	0	0	0
Buy	MXN	9,561	07/2008	63	0	63
Sell		9,562	07/2008	0	(17)	(17)
Buy		3,536	11/2008	3	0	3
Buy	PLN	2,531	07/2008	220	0	220
Sell		2,531	07/2008	0	(36)	(36)
Buy		2,514	05/2009	34	0	34
Buy	RUB	3,772	07/2008	11	0	11
Sell		3,772	07/2008	0	(2)	(2)
Buy		17,393	11/2008	38	0	38
Sell		5,969	11/2008	0	(3)	(3)
Buy		3,772	05/2009	4	0	4
Buy	SGD	1,266	11/2008	9	0	9

				$545	$(320)	$225

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$551	$107,703	$0	$108,254
Other Financial Instruments++	(6,484)	(1,382)	0	(7,866)

Total	$(5,933)	$106,321	$0	$100,388

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$379	$0	$1	$3	$(383)	$0
Other Financial Instruments++	0	0	0	0	0	0

Total	$379	$0	$1	$3	$(383)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Daimler Finance North America LLC
6.780% due 08/03/2012		$1,985	$1,644
Fresenius Medical Care Capital Trust
4.019% due 03/22/2013		23	23
4.071% due 03/22/2013		250	244
4.091% due 03/22/2013		11	11
4.184% due 03/22/2013		81	79

Total Bank Loan Obligations (Cost $2,265)			2,001

CORPORATE BONDS & NOTES 33.1%
Banking & Finance 26.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	299
American Express Bank FSB
5.500% due 04/16/2013		500	490
6.000% due 09/13/2017		1,000	968
American Express Centurion Bank
6.000% due 09/13/2017		1,000	968
American Express Credit Corp.
5.875% due 05/02/2013		300	299
American General Finance Corp.
6.900% due 12/15/2017		900	787
American International Group, Inc.
5.050% due 10/01/2015		100	91
5.850% due 01/16/2018		2,300	2,162
Bank of America Corp.
2.904% due 11/06/2009		400	396
5.375% due 09/11/2012		900	903
8.000% due 12/29/2049		6,600	6,199
8.125% due 12/29/2049		2,300	2,177
Barclays Bank PLC
5.450% due 09/12/2012		6,000	6,078
6.050% due 12/04/2017		600	590
Bear Stearns Cos., Inc.
3.199% due 01/30/2009		700	698
BNP Paribas
5.186% due 06/29/2049		1,200	1,045
Calabash Re Ltd.
11.214% due 01/08/2010		700	700
13.714% due 01/08/2010		800	822
Citigroup Capital XXI
8.300% due 12/21/2057		400	379
Citigroup, Inc.
5.500% due 04/11/2013		1,200	1,173
6.000% due 08/15/2017		1,900	1,818
6.125% due 08/25/2036		1,200	1,019
8.400% due 04/29/2049		2,800	2,665
DnB NOR Bank ASA
2.780% due 10/13/2009		600	600
Export-Import Bank of China
4.875% due 07/21/2015		100	97
General Electric Capital Corp.
5.875% due 01/14/2038		500	455
GMAC LLC
6.000% due 12/15/2011		100	69
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	389
6.250% due 09/01/2017		1,200	1,190
6.750% due 10/01/2037		3,300	3,031
HBOS PLC
5.920% due 09/29/2049		100	71
HSBC Finance Corp.
2.866% due 03/12/2010		1,000	972
JPMorgan Chase & Co.
2.532% due 06/26/2009		500	499
6.000% due 01/15/2018		400	391
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,267
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	87
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014		1,800	1,722
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		1,200	1,176
6.875% due 04/25/2018		1,000	955
MetLife, Inc.
6.400% due 12/15/2036		300	263
Morgan Stanley
2.521% due 11/21/2008		500	498
4.778% due 05/14/2010		700	698
Mystic Re Ltd.
8.982% due 12/05/2008		800	783
National Australia Bank Ltd.
5.350% due 06/12/2013		400	400
Petroleum Export Ltd.
5.265% due 06/15/2011		69	68
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	494
Resona Bank Ltd.
5.850% due 09/29/2049		200	172
SLM Corp.
3.060% due 07/27/2009		400	375
State Street Capital Trust IV
3.776% due 06/15/2037		100	77
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	989
Sun Life Financial Global Funding LP
2.978% due 07/06/2010		2,500	2,489
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	95
U.S. Bancorp
3.184% due 02/04/2010		2,600	2,601
UBS AG
5.750% due 04/25/2018		200	191
5.875% due 12/20/2017		400	390
USB Capital IX
6.189% due 04/15/2049		100	76
Wachovia Corp.
7.980% due 12/31/2049		11,000	10,132

			66,488

Industrials 4.9%
Anadarko Petroleum Corp.
3.176% due 09/15/2009		800	791
AstraZeneca PLC
5.900% due 09/15/2017		300	308
6.450% due 09/15/2037		200	205
CODELCO, Inc.
6.150% due 10/24/2036		100	96
Daimler Finance North America LLC
3.138% due 03/13/2009		300	299
HJ Heinz Co.
6.428% due 12/01/2020		100	101
International Business Machines Corp.
5.700% due 09/14/2017		5,800	5,905
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		1,300	1,271
Kraft Foods, Inc.
6.125% due 02/01/2018		500	488
Peabody Energy Corp.
7.875% due 11/01/2026		100	101
Philip Morris International, Inc.
6.375% due 05/16/2038		200	196
Rohm & Haas Co.
6.000% due 09/15/2017		400	391
Time Warner, Inc.
2.915% due 11/13/2009		600	583
Transocean, Inc.
2.873% due 09/05/2008		500	499
Union Pacific Corp.
5.700% due 08/15/2018		800	783
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	291

			12,308

Utilities 1.7%
Enel Finance International S.A.
6.800% due 09/15/2037		2,200	2,230
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		600	627
Qwest Corp.
7.625% due 06/15/2015		500	484
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	255
Telefonica Emisones SAU
3.102% due 06/19/2009		700	696

			4,292

Total Corporate Bonds & Notes (Cost $86,090)			83,088

MUNICIPAL BONDS & NOTES 1.8%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		3,100	2,645
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		700	712
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		290	265
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	383
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		590	527

Total Municipal Bonds & Notes (Cost $4,759)			4,532

COMMODITY INDEX-LINKED NOTES 0.4%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)			993

U.S. GOVERNMENT AGENCIES 97.5%
Fannie Mae
2.542% due 12/25/2036		289	279
2.602% due 03/25/2034		190	184
2.832% due 03/25/2044		714	698
2.882% due 11/25/2032		68	68
3.895% due 08/01/2033		95	96
4.345% due 09/01/2033 (d)		830	846
4.666% due 05/25/2035		97	98
4.794% due 05/01/2036		13	13
4.880% due 06/01/2033		234	238
4.994% due 07/01/2044		109	109
5.000% due 11/01/2017 - 06/01/2037		15,280	15,147
5.000% due 08/01/2035 - 03/01/2038 (d)		9,076	8,717
5.279% due 01/01/2036 (d)		324	330
5.478% due 12/01/2036		58	58
5.500% due 01/01/2021 - 07/01/2038		8,845	8,826
5.500% due 10/01/2032 - 06/01/2037 (d)		68,036	67,273
5.529% due 09/01/2034		65	65
6.000% due 08/01/2036 - 05/01/2038 (d)		91,797	92,740
6.000% due 09/01/2036 - 07/01/2038		1,579	1,595
6.500% due 10/01/2035 - 10/01/2037 (d)		8,175	8,428
6.500% due 06/01/2036 - 10/01/2037		566	583
7.000% due 09/01/2013		7	7
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020 (d)		10,488	10,283
2.701% due 02/15/2019 (d)		3,791	3,717
4.210% due 03/01/2034 (d)		402	406
4.994% due 02/25/2045		60	56
5.500% due 08/15/2030 - 07/01/2038		2,242	2,209
5.500% due 03/01/2037 - 01/01/2038 (d)		11,667	11,507
6.669% due 02/01/2024		19	20
8.000% due 01/01/2017		21	22
Ginnie Mae
5.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 09/15/2037		7,555	7,682
8.000% due 02/15/2030		2	2
Small Business Administration
4.750% due 07/01/2025		1,112	1,074
5.520% due 06/01/2024		1,135	1,148

Total U.S. Government Agencies (Cost $245,525)			244,527

MORTGAGE-BACKED SECURITIES 11.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		267	239
Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045		400	391
Banc of America Funding Corp.
4.110% due 05/25/2035		469	439
6.141% due 01/20/2047		504	410
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		112	113
6.500% due 09/25/2033		40	39
Bear Stearns Adjustable Rate Mortgage Trust
4.593% due 01/25/2034		144	132
5.033% due 04/25/2033		6	6
6.854% due 01/25/2034		8	8
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		511	368
5.372% due 05/25/2035		988	847
5.701% due 09/25/2035		214	176
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		151	147
Countrywide Alternative Loan Trust
2.662% due 05/25/2047		493	346
6.000% due 10/25/2033		104	100
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		1,151	1,125
4.799% due 11/25/2034		643	619
5.250% due 02/20/2036		141	124
CS First Boston Mortgage Securities Corp.
5.550% due 05/25/2032		2	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 02/25/2037		1,540	1,450
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035		366	350
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		529	466
2.562% due 01/25/2047		655	622
GSR Mortgage Loan Trust
4.519% due 06/25/2034		352	325
5.248% due 11/25/2035		671	631
6.000% due 03/25/2032		1	1
Harborview Mortgage Loan Trust
3.938% due 06/19/2034		9,900	8,848
Impac CMB Trust
3.392% due 07/25/2033		72	64
Indymac Index Mortgage Loan Trust
5.044% due 12/25/2034		198	172
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,207
JPMorgan Mortgage Trust
5.020% due 02/25/2035		388	366
MASTR Asset Securitization Trust
5.500% due 09/25/2033		36	34
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		227	182
4.910% due 12/25/2032		16	15
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		170	147
3.482% due 10/25/2035		113	105
4.546% due 01/25/2029		107	106
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017		1	1
Prime Mortgage Trust
2.882% due 02/25/2019		15	14
2.882% due 02/25/2034		93	85
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		409	382
Structured Adjustable Rate Mortgage Loan Trust
5.537% due 08/25/2035		226	202
Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035		497	413
Structured Asset Securities Corp.
5.432% due 10/25/2035		442	404
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		463	444
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045		107	83
3.122% due 12/25/2027		1,133	1,074
4.361% due 02/27/2034		63	58
4.528% due 02/25/2046		364	268
4.728% due 11/25/2042		71	66
4.928% due 08/25/2042		48	43
Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035		804	781
4.950% due 03/25/2036		602	580
4.992% due 10/25/2035		4,099	4,039

Total Mortgage-Backed Securities (Cost $31,959)			29,659

ASSET-BACKED SECURITIES 12.4%
ACE Securities Corp.
2.532% due 12/25/2036		165	158
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		18	15
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		202	200
2.642% due 05/25/2035		25	25
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		531	506
2.562% due 10/25/2036		218	210
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		1,878	1,818
Chase Credit Card Master Trust
2.581% due 02/15/2011		1,000	999
Chase Issuance Trust
3.371% due 05/16/2011		2,500	2,512
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037		4,226	4,118
2.532% due 05/25/2047		288	281
2.562% due 06/25/2037		418	411
2.962% due 12/25/2031		84	64
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		16	15
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036		755	725
2.532% due 12/25/2036		352	343
2.552% due 12/25/2037		2,052	2,022
First USA Credit Card Master Trust
2.641% due 04/18/2011		1,600	1,600
Fremont Home Loan Trust
2.532% due 10/25/2036		1,471	1,436
2.542% due 01/25/2037		368	348
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		258	253
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036		530	515
2.532% due 10/25/2036		1,830	1,791
Lehman XS Trust
2.552% due 05/25/2046		98	94
Long Beach Mortgage Loan Trust
2.522% due 11/25/2036		1,379	1,339
2.762% due 10/25/2034		12	10
MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036		443	433
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		206	204
2.552% due 08/25/2036		920	891
Morgan Stanley ABS Capital I
2.532% due 10/25/2036		172	166
Nationstar Home Equity Loan Trust
2.602% due 04/25/2037		1,824	1,788
Option One Mortgage Loan Trust
2.532% due 07/25/2036		60	59
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		456	449
2.582% due 08/25/2046		1,699	1,641
SLM Student Loan Trust
3.393% due 07/25/2013		2,200	2,201
Soundview Home Equity Loan Trust
2.562% due 01/25/2037		1,420	1,387
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034		60	59

Total Asset-Backed Securities (Cost $31,723)			31,086

SOVEREIGN ISSUES 0.1%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	159
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,786

Total Foreign Currency-Denominated Issues (Cost $2,885)			2,945

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
American International Group, Inc.
8.500% due 08/01/2011		21,600	1,281

Total Convertible Preferred Stocks (Cost $1,620)			1,281

PREFERRED STOCKS 0.9%
DG Funding Trust
5.041% due 12/31/2049		217	2,165

Total Preferred Stocks (Cost $2,294)			2,165

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.8%
Commercial Paper 5.8%
Citibank N.A.
3.570% due 08/19/2008		$5,500	5,473
Federal Home Loan Bank
2.000% due 07/01/2008		3,000	3,000
Unicredito Italiano SpA
3.080% due 09/16/2008		6,000	5,964

			14,437

Repurchase Agreements 2.2%
State Street Bank and Trust Co.
1.845% due 07/01/2008		5,628	5,628

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $5,741. Repurchase proceeds are $5,628.)
U.S. Treasury Bills 0.8%
1.845% due 08/28/2008 - 09/25/2008 (a)(b)(c)(e)		2,000	1,989

Total Short-Term Instruments (Cost $22,054)			22,054

Purchased Options (g) 0.3% (Cost $1,896)			815
Total Investments 169.6% (Cost $434,169)			$425,244
Written Options (h) (0.4%) (Premiums $1,932)			(1,109)
Other Assets and Liabilities (Net) (69.2%)			(173,387)

Net Assets 100.0%			$250,748

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $1,741 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $231,196 at a weighted average interest rate of 2.443%. On June 30, 2008, securities valued at $204,030 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $149 and cash of $16,645 have been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	14	$0
90-Day Euribor June Futures	Long	06/2009	8	(2)
90-Day Euribor March Futures	Long	03/2009	13	0
90-Day Eurodollar December Futures	Long	12/2008	65	46
90-Day Eurodollar December Futures	Long	12/2009	38	(31)
90-Day Eurodollar June Futures	Long	06/2009	111	(40)
90-Day Eurodollar March Futures	Long	03/2009	68	(23)
90-Day Eurodollar March Futures	Long	03/2010	35	(36)
90-Day Eurodollar September Futures	Long	09/2008	58	23
90-Day Eurodollar September Futures	Long	09/2009	50	(16)
E-mini S&P 500 Index September Futures	Long	09/2008	462	(2,164)
S&P 500 Index September Futures	Long	09/2008	654	(17,114)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	286	347
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	47	(33)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	28	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	67	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	57	(85)

				$(19,217)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	$2,700	$21
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	1,500	65
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.170%	03/20/2013	RBS	400	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	700	(14)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	700	(26)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	1,400	4
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(65)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	400	(87)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	400	(86)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	DUB	2,700	(385)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	1,500	(39)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(138)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	300	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	3,600	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(2)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	800	2
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,200	(23)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	4,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	1,900	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	400	0
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	500	0
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	2,400	(13)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.305%	03/20/2013	JPM	1,300	(42)

						$(862)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,000	$62
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(32)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(72)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,400	11
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	500	(1)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	1,900	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	4,700	29
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	3,400	13

						$(83)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	13,900	$(137)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		500	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	9
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	10
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		5,100	(39)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,000	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		500	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,600	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,900	(491)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		400	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		5,300	(150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(30)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(123)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,100	(26)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		500	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		300	(14)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		400	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		900	(55)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	(27)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,400	(52)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		1,900	40
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	(16)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	(10)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	(14)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		1,400	(14)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	(10)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	(4)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	(45)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	(9)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	(4)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		5,900	(273)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	2
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(9)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(48)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	29
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	71
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	156
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(22)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(5)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(9)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	5
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	1,700	(47)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,100	(29)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		400	(10)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		600	(8)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		600	(8)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,700	(18)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		700	(6)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,900	(126)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,000	(76)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,500	(35)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(4)

							$(1,792)

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	43	$1	$1
Call - CBOT U.S. Treasury 5-Year Note September Futures	123.000	08/22/2008	109	2	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	144	3	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	74	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	66	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/22/2008	300	5	56
Put - CME S&P 500 Index September Futures	600.000	09/18/2008	384	11	0
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	331	10	0
Put - CME S&P 500 Index September Futures	550.000	09/19/2008	25	1	0

				$35	$61

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$135
Call -OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	11,800	126	55
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	88	38
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	22,700	220	106
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	116
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	70
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	25
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	129
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	80

							$1,858	$754

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 07/01/2038	$106.000	07/07/2008	$5,000	$0	$0
Call - OTC Freddie Mac 6.000% due 08/01/2038	106.500	08/06/2008	6,300	1	0
Put - OTC Fannie Mae 6.000% due 07/01/2038	88.000	07/07/2008	8,400	1	0
Put - OTC Freddie Mac 5.500% due 09/01/2038	84.000	09/04/2008	2,000	0	0
Put - OTC Freddie Mac 6.000% due 08/01/2038	89.500	08/06/2008	6,300	1	0

				$3	$0

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	66	$38	$25
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	66	60	21

				$98	$46

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$7,200	$182	$109
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	82
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,800	70	39
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	35
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	90	53
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	7,600	239	149
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	369	191
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	108
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	29
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	9,300	302	181
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	3,800	116	87

							$1,834	$1,063

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.500%	07/01/2038	$17,500	$17,093	$17,251
Fannie Mae	6.000%	07/01/2038	43,000	43,082	43,383
Freddie Mac	6.000%	07/01/2038	6,300	6,343	6,364
Ginnie Mae	6.000%	07/01/2038	8,000	8,152	8,121
U.S. Treasury Notes	2.000%	02/28/2010	1,800	1,784	1,801
U.S. Treasury Notes	2.125%	01/31/2010	2,500	2,480	2,512
U.S. Treasury Notes	2.125%	04/30/2010	8,000	7,938	7,978
U.S. Treasury Notes	2.875%	01/31/2013	14,400	13,973	14,355
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,113	2,130
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,207	1,217
U.S. Treasury Notes	3.500%	02/15/2010	900	914	930
U.S. Treasury Notes	4.250%	08/15/2013	800	833	849
U.S. Treasury Notes	4.500%	05/15/2017	7,400	7,683	7,786

				$113,595	$114,677

(3)	Market value includes $361 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	248	04/2009	$0	$(1)	$(1)
Buy	AUD	249	07/2008	2	0	2
Buy	BRL	14,552	07/2008	1,807	0	1,807
Sell		14,552	07/2008	0	(585)	(585)
Buy		13,711	12/2008	686	0	686
Sell		11,255	12/2008	0	(562)	(562)
Buy	CLP	64,260	12/2008	0	(11)	(11)
Buy	CNY	4,354	11/2008	8	0	8
Sell	EUR	3,409	07/2008	0	(55)	(55)
Sell	GBP	3,093	08/2008	0	(34)	(34)
Buy	IDR	2,489,600	10/2008	2	0	2
Buy	INR	19,694	08/2008	0	(43)	(43)
Buy		30,541	11/2008	0	(60)	(60)
Sell	JPY	61,977	07/2008	0	(10)	(10)
Buy	KRW	1,205,984	08/2008	0	(134)	(134)
Sell		1,205,984	08/2008	3	(1)	2
Buy	KWD	19	04/2009	0	(1)	(1)
Buy	MXN	19,690	07/2008	142	0	142
Sell		19,690	07/2008	0	(102)	(102)
Buy	MYR	2,499	11/2008	0	(11)	(11)
Buy		1,771	02/2009	0	(11)	(11)
Buy	PHP	52,593	08/2008	0	(31)	(31)
Buy	PLN	3,945	07/2008	411	0	411
Sell		3,945	07/2008	0	(272)	(272)
Buy	RUB	45,415	07/2008	99	0	99
Sell		45,415	07/2008	0	(84)	(84)
Buy		20,383	11/2008	43	0	43
Sell		6,732	11/2008	0	(18)	(18)
Buy		8,454	05/2009	5	0	5
Sell		13,650	05/2009	0	(11)	(11)
Buy	SAR	254	04/2009	0	(1)	(1)
Buy	SEK	534	09/2008	0	0	0
Buy	SGD	4,440	11/2008	44	0	44
Buy	ZAR	379	07/2008	0	(7)	(7)
Sell		379	07/2008	0	(1)	(1)
Buy		379	12/2008	1	0	1

				$3,253	$(2,046)	$1,207

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$1,280	$423,964	$0	$425,244
Other Financial Instruments++	(19,217)	(116,762)	(193)	(136,172)

Total	$(17,937)	$307,202	$(193)	$289,072

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of level 3	Ending balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(80)	0	0	(113)	0	(193)

Total	$(80)	$0	$0	$(113)	$0	$(193)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 39.4%
Banking & Finance 30.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$300	$299
American Express Centurion Bank
2.541% due 04/17/2009		1,200	1,193
American Express Co.
7.000% due 03/19/2018		600	609
American Express Credit Corp.
5.875% due 05/02/2013		300	299
American General Finance Corp.
6.900% due 12/15/2017		400	350
American Honda Finance Corp.
2.737% due 03/09/2009		500	499
American International Group, Inc.
5.850% due 01/16/2018		400	376
ANZ National International Ltd.
2.798% due 08/07/2009		1,100	1,098
Bank of America Corp.
6.000% due 09/01/2017		300	290
8.000% due 12/29/2049		600	564
8.125% due 12/29/2049		3,800	3,597
Bank of Scotland PLC
2.737% due 12/08/2010		3,000	2,936
2.756% due 07/17/2009		600	600
Barclays Bank PLC
6.050% due 12/04/2017		200	197
Bear Stearns Cos., Inc.
2.768% due 08/21/2009		200	198
2.886% due 08/15/2011		1,300	1,247
2.891% due 03/30/2009		400	397
3.218% due 07/19/2010		300	294
6.950% due 08/10/2012		1,100	1,145
BNP Paribas
5.186% due 06/29/2049		200	174
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	184
Calabash Re Ltd.
11.214% due 01/08/2010		400	400
CIT Group, Inc.
2.959% due 12/19/2008		100	99
3.049% due 01/30/2009		1,100	1,064
Citigroup Capital XXI
8.300% due 12/21/2057		4,000	3,794
Citigroup Funding, Inc.
2.481% due 04/23/2009		100	99
2.667% due 12/08/2008		100	99
2.809% due 06/26/2009		200	197
Citigroup, Inc.
2.831% due 12/28/2009		300	293
5.300% due 10/17/2012		200	195
5.500% due 08/27/2012		500	494
5.500% due 04/11/2013		1,200	1,173
5.850% due 07/02/2013		200	198
6.000% due 08/15/2017		300	287
6.125% due 08/25/2036		100	85
8.400% due 04/29/2049		2,500	2,380
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		5,100	5,025
Foundation Re II Ltd.
9.445% due 11/26/2010		400	403
General Electric Capital Corp.
2.816% due 03/12/2010		100	100
2.888% due 01/20/2010		700	697
6.375% due 11/15/2067		100	95
Goldman Sachs Group, Inc.
2.806% due 11/10/2008		300	299
2.851% due 03/30/2009		200	199
2.891% due 12/22/2008		200	195
3.012% due 07/29/2008		400	400
3.250% due 07/23/2009		20	20
5.950% due 01/18/2018		100	96
6.150% due 04/01/2018		900	876
6.250% due 09/01/2017		600	595
6.750% due 10/01/2037		1,500	1,378
HSBC Bank USA N.A.
2.836% due 06/10/2009		300	299
HSBC Finance Corp.
2.878% due 10/21/2009		200	195
2.906% due 09/15/2008		1,000	999
HSBC Holdings PLC
6.500% due 05/02/2036		400	374
6.500% due 09/15/2037		100	92
International Lease Finance Corp.
2.858% due 05/24/2010		900	842
JPMorgan Chase & Co.
2.981% due 10/02/2009		500	499
6.000% due 01/15/2018		200	195
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	292
Keycorp
2.582% due 05/26/2009		2,700	2,649
Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009		300	291
2.778% due 05/25/2010		3,300	3,058
2.954% due 07/18/2011		300	274
2.966% due 11/10/2009		200	191
2.998% due 10/22/2008		500	498
3.011% due 12/23/2010		200	187
5.625% due 01/24/2013		300	284
MetLife, Inc.
6.400% due 12/15/2036		100	88
Morgan Stanley
2.844% due 02/09/2009		900	892
3.148% due 01/22/2009		100	99
4.778% due 05/14/2010		600	598
5.950% due 12/28/2017		200	182
6.250% due 08/28/2017		200	187
Mystic Re Ltd.
8.982% due 12/05/2008		300	294
National Australia Bank Ltd.
2.731% due 09/11/2009		400	400
5.350% due 06/12/2013		300	300
Nationwide Life Global Funding I
2.918% due 05/19/2010		3,400	3,397
Protective Life Secured Trusts
2.608% due 11/09/2010		3,000	2,920
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		300	300
6.990% due 10/29/2049		3,000	2,707
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	97
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		700	699
2.878% due 10/21/2008		600	599
SLM Corp.
3.080% due 07/26/2010		100	89
3.130% due 07/25/2008		1,300	1,296
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		200	170
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	90
Sun Life Financial Global Funding LP
2.978% due 07/06/2010		2,500	2,489
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	95
UBS AG
3.704% due 05/05/2010		1,400	1,395
5.875% due 12/20/2017		200	195
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		200	200
Wachovia Bank N.A.
2.841% due 03/23/2009		800	797
Wachovia Corp.
2.843% due 10/15/2011		200	190
2.949% due 10/28/2008		600	588
5.750% due 02/01/2018		600	549
7.980% due 12/31/2049		7,200	6,632
Wells Fargo & Co.
2.861% due 03/23/2010		800	794

			78,328

Industrials 8.0%
Anadarko Petroleum Corp.
3.176% due 09/15/2009		500	494
AstraZeneca PLC
5.900% due 09/15/2017		100	103
6.450% due 09/15/2037		100	102
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		300	323
Comcast Corp.
3.010% due 07/14/2009		400	397
CSC Holdings, Inc.
7.250% due 07/15/2008		1,000	1,002
Daimler Finance North America LLC
3.138% due 03/13/2009		200	199
3.218% due 03/13/2009		300	300
3.234% due 08/03/2009		300	298
Diageo Capital PLC
2.816% due 11/10/2008		600	599
Gaz Capital S.A.
6.212% due 11/22/2016		100	94
General Electric Co.
2.717% due 12/09/2008		400	400
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		4,800	4,815
International Business Machines Corp.
5.700% due 09/14/2017		2,000	2,036
Kraft Foods, Inc.
6.125% due 02/01/2018		200	195
Oracle Corp.
4.950% due 04/15/2013		700	708
5.750% due 04/15/2018		700	702
Philip Morris International, Inc.
6.375% due 05/16/2038		200	196
Reynolds American, Inc.
3.476% due 06/15/2011		2,360	2,242
Rohm & Haas Co.
6.000% due 09/15/2017		100	98
Safeway, Inc.
3.158% due 03/27/2009		1,300	1,291
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		500	500
5.500% due 02/16/2012		700	723
Suncor Energy, Inc.
6.100% due 06/01/2018		1,900	1,911
Transocean, Inc.
2.873% due 09/05/2008		300	300
Union Pacific Corp.
5.700% due 08/15/2018		600	588
Williams Cos., Inc.
6.375% due 10/01/2010		100	101

			20,717

Utilities 1.3%
BellSouth Corp.
2.776% due 08/15/2008		400	400
Enel Finance International S.A.
6.800% due 09/15/2037		700	710
Florida Power Corp.
3.078% due 11/14/2008		700	698
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		100	96
NGPL Pipe Co. LLC
6.514% due 12/15/2012		200	203
Southern California Edison Co.
2.950% due 02/02/2009		200	199
Telefonica Emisones SAU
3.102% due 06/19/2009		1,000	995
Verizon Communications, Inc.
5.250% due 04/15/2013		200	199

			3,500

Total Corporate Bonds & Notes (Cost $104,617)			102,545

MUNICIPAL BONDS & NOTES 2.5%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	938
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		90	83
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	508
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	23
Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (a)		3,600	3,600
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		1,000	836
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		95	87
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		295	264

Total Municipal Bonds & Notes (Cost $6,514)			6,339

U.S. GOVERNMENT AGENCIES 48.9%
Fannie Mae
2.832% due 09/25/2042		192	178
4.194% due 06/01/2034		546	551
4.424% due 09/01/2035		199	200
4.548% due 07/01/2035		156	157
4.618% due 09/01/2035		206	206
4.673% due 12/01/2033		89	90
4.677% due 12/01/2033		51	51
4.834% due 06/01/2035		272	274
4.991% due 06/01/2035		252	255
5.000% due 10/01/2035 - 07/01/2038		16,865	16,171
5.000% due 03/01/2036 (d)		7,713	7,420
5.452% due 03/01/2035		30	31
5.500% due 11/01/2021 - 07/01/2038		31,432	31,055
5.500% due 04/01/2036 (d)		21,658	21,390
5.745% due 11/01/2035		36	37
6.000% due 10/01/2026 - 05/01/2038		24,304	24,576
6.000% due 01/01/2036 (d)		6,036	6,105
6.340% due 10/01/2034		19	19
6.500% due 08/01/2037 - 11/01/2037		1,901	1,960
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		4,471	4,383
2.701% due 02/15/2019		1,516	1,487
2.871% due 06/15/2018		25	25
4.690% due 06/01/2035		405	404
4.863% due 11/01/2034		150	153
5.000% due 01/15/2024		72	72
5.500% due 08/15/2030 - 03/01/2037		4,823	4,757
6.000% due 08/01/2027 - 07/01/2038		3,309	3,347
Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037		1,737	1,767
Small Business Administration
5.520% due 06/01/2024		18	18

Total U.S. Government Agencies (Cost $127,616)			127,139

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		38	34
Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045		300	293
Banc of America Funding Corp.
4.110% due 05/25/2035		67	63
Banc of America Mortgage Securities, Inc.
5.185% due 05/25/2033		256	245
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		145	143
4.760% due 11/25/2034		136	132
5.068% due 11/25/2034		433	419
Bear Stearns Alt-A Trust
5.372% due 05/25/2035		11	10
5.701% due 09/25/2035		53	44
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		76	74
4.900% due 12/25/2035		112	107
Countrywide Alternative Loan Trust
2.762% due 02/25/2037		717	524
4.500% due 06/25/2035		283	280
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035		480	469
4.799% due 11/25/2034		265	255
5.250% due 02/20/2036		71	62
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		56	56
GSR Mortgage Loan Trust
4.539% due 09/25/2035		207	201
5.248% due 11/25/2035		335	316
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		802	730
2.702% due 05/19/2035		53	40
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,598
JPMorgan Mortgage Trust
5.020% due 02/25/2035		129	122
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		112	113
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		47	45
Mellon Residential Funding Corp.
2.911% due 12/15/2030		498	463
2.994% due 06/15/2030		6	6
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,476
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		65	52
5.848% due 05/25/2033		208	203
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		170	147
Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,617
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		172	162
4.928% due 01/25/2035		121	114
5.305% due 08/25/2034		235	222
Structured Asset Mortgage Investments, Inc.
2.762% due 02/25/2036		68	52
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		199	190
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		892	842
WaMu Mortgage Pass-Through Certificates
4.728% due 11/25/2042		31	28
4.780% due 10/25/2046		670	523
Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035		371	360
4.950% due 03/25/2036		301	290

Total Mortgage-Backed Securities (Cost $13,592)			13,122

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp.
2.542% due 10/25/2036		229	225
American Express Credit Account Master Trust
2.971% due 02/15/2012		48	47
Argent Securities, Inc.
2.532% due 09/25/2036		62	61
Asset-Backed Securities Corp. Home Equity
2.642% due 05/25/2035		2	2
2.758% due 09/25/2034		71	61
BA Credit Card Trust
3.671% due 12/16/2013		1,800	1,828
Chase Issuance Trust
3.121% due 11/15/2011		2,400	2,406
Citigroup Mortgage Loan Trust, Inc.
2.542% due 05/25/2037		638	605
Countrywide Asset-Backed Certificates
2.532% due 03/25/2047		140	138
2.552% due 06/25/2037		170	167
2.962% due 12/25/2031		1	1
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		500	501
GSR Mortgage Loan Trust
2.582% due 11/25/2030		5	5
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		117	112
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		64	63
Long Beach Mortgage Loan Trust
2.542% due 10/25/2036		707	691
2.762% due 10/25/2034		9	8
Park Place Securities, Inc.
2.794% due 10/25/2034		325	283
Residential Asset Mortgage Products, Inc.
2.562% due 10/25/2036		207	194
Residential Asset Securities Corp.
2.552% due 11/25/2036		152	150
SLM Student Loan Trust
2.910% due 10/27/2014		615	613
2.920% due 01/25/2016		28	28
2.920% due 01/25/2018		52	52
2.982% due 10/25/2017 (a)		4,900	4,897
3.393% due 07/25/2013		2,000	2,001
Structured Asset Securities Corp.
2.532% due 10/25/2036		237	231

Total Asset-Backed Securities (Cost $15,480)			15,370

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		9	9

Total Sovereign Issues (Cost $9)			9

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Bear Stearns Cos., Inc.
5.208% due 09/26/2013	EUR	600	885
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,647

Total Foreign Currency-Denominated Issues (Cost $3,446)			3,532

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
5.041% due 12/31/2049		85	848

Total Preferred Stocks (Cost $904)			848

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.5%
Commercial Paper 10.0%
Citibank N.A.
3.570% due 08/19/2008		$5,200	5,175
Federal Home Loan Bank
2.000% due 07/01/2008		600	600
Intesa Funding LLC
2.440% due 07/01/2008		9,900	9,900
UBS Finance Delaware LLC
2.930% due 10/27/2008		5,700	5,645
Westpac Banking Corp.
2.700% due 09/18/2008		4,600	4,571

			25,891

Repurchase Agreements 4.0%
Deutsche Bank AG
1.500% due 07/01/2008		5,000	5,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $5,102. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
1.650% due 07/01/2008		5,418	5,418
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.500% due 05/08/2009 valued at $5,530. Repurchase proceeds are $5,418.)

			10,418

U.S. Treasury Bills 0.5%
1.765% due 09/11/2008 - 09/25/2008 (b)(c)		1,350	1,341

Total Short-Term Instruments (Cost $37,655)			37,650

Purchased Options (g) 0.1% (Cost $658)			264
Total Investments 118.0% (Cost $310,491)			$306,818
Written Options (h) (0.2%) (Premiums $729)			(413)
Other Assets and Liabilities (Net) (17.8%)			(46,358)

Net Assets 100.0%			$260,047

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $1,242 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $49,033 at a weighted average interest rate of 2.415%. On June 30, 2008, securities valued at $33,245 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $17,565 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	14	$0
90-Day Euribor June Futures	Long	06/2009	8	(2)
90-Day Euribor March Futures	Long	03/2009	14	(1)
90-Day Eurodollar December Futures	Long	12/2008	286	1,116
90-Day Eurodollar December Futures	Long	12/2009	67	(95)
90-Day Eurodollar June Futures	Long	06/2009	207	(132)
90-Day Eurodollar March Futures	Long	03/2009	182	224
90-Day Eurodollar March Futures	Long	03/2010	52	(69)
90-Day Eurodollar September Futures	Long	09/2008	44	18
90-Day Eurodollar September Futures	Long	09/2009	160	(145)
E-mini S&P 500 Index September Futures	Short	09/2008	957	3,505
S&P 500 Index September Futures	Short	09/2008	636	10,586
U.S. Treasury 5-Year Note September Futures	Long	09/2008	75	1
U.S. Treasury 10-Year Note September Futures	Long	09/2008	78	102
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	29	(71)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	15	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	53	(59)

				$14,943

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$8,200	$(19)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	1,200	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	MSC	500	21
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	800	3
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	300	(66)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	300	(64)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	GSC	2,600	(371)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(28)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	700	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	1,300	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	200	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(1)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	1
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	100	1
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	24
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	1,400	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	200	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	800	1
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	BCLY	500	(4)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	BCLY	500	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	700	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	300	(2)

						$(525)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$800	$50
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,300	10
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	500	(1)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	2,000	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	4,800	29
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	3,500	13

						$71

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	4,200	$(41)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		300	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	9
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	10
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,800	(14)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,300	(5)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,100	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		500	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,500	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		400	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		800	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,200	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		200	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	(29)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	(5)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	(6)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	(6)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	(1)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	(4)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(9)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(48)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	14
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	32
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	74
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	(10)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(6)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$500	3
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	700	(19)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		500	(13)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		200	(5)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		600	(8)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		600	(8)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		600	(6)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		300	(2)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(48)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		800	(30)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,000	(23)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(11)

							$(415)

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index September Futures	$1,650.000	09/18/2008	100	$3	$0
Call - CME S&P 500 Index September Futures	1,675.000	09/18/2008	430	12	0

				$15	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$127	$55
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,900	52	23
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	16
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	17,300	179	80
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	28
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	41

							$642	$264

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 09/01/2038	$76.000	09/04/2008	$5,000	$1	$0

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	60	$35	$23
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	60	54	19

				$89	$42

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$44
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	30
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	15
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	16
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,200	40	23
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,800	186	114
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	27	13
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	96	43
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	97	59

							$640	$371

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Ginnie Mae	6.000%	07/01/2038	$1,800	$1,806	$1,827
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,486	1,501
U.S. Treasury Notes	2.125%	01/31/2010	2,100	2,083	2,110
U.S. Treasury Notes	2.125%	04/30/2010	7,300	7,244	7,280
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,717	2,791
U.S. Treasury Notes	3.125%	11/30/2009	1,000	1,006	1,015
U.S. Treasury Notes	3.250%	12/31/2009	600	604	609
U.S. Treasury Notes	3.500%	02/15/2010	800	812	826
U.S. Treasury Notes	4.250%	08/15/2013	700	729	743
U.S. Treasury Notes	4.500%	05/15/2017	1,900	1,973	1,999

				$20,460	$20,701

(3)	Market value includes $143 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	114	04/2009	$0	$0	$0
Buy	BRL	8,332	07/2008	1,049	0	1,049
Sell		8,332	07/2008	0	(202)	(202)
Buy		8,363	12/2008	228	0	228
Sell		1,309	12/2008	0	(68)	(68)
Buy	CNY	4,062	11/2008	8	0	8
Sell	EUR	3,906	07/2008	0	(63)	(63)
Sell	GBP	2,819	08/2008	0	(31)	(31)
Buy	IDR	970,200	10/2008	1	0	1
Buy	INR	7,782	08/2008	0	(17)	(17)
Buy		12,223	11/2008	0	(24)	(24)
Sell	JPY	61,006	07/2008	0	(9)	(9)
Buy	KRW	620,019	08/2008	0	(70)	(70)
Sell		620,019	08/2008	1	0	1
Buy	KWD	9	04/2009	0	0	0
Buy	MXN	8,681	07/2008	61	0	61
Sell		8,681	07/2008	0	(37)	(37)
Buy	MYR	1,451	11/2008	0	(6)	(6)
Buy		582	02/2009	0	(4)	(4)
Buy	PHP	28,176	08/2008	0	(13)	(13)
Buy	PLN	1,624	07/2008	170	0	170
Sell		1,624	07/2008	0	(112)	(112)
Buy	RUB	28,564	07/2008	62	0	62
Sell		28,564	07/2008	0	(50)	(50)
Buy		8,555	11/2008	18	0	18
Buy		7,487	05/2009	4	0	4
Sell		8,555	05/2009	0	(7)	(7)
Buy	SAR	116	04/2009	0	0	0
Buy	SEK	987	09/2008	1	0	1
Buy	SGD	1,853	11/2008	25	0	25
Buy	ZAR	150	07/2008	0	(3)	(3)
Sell		150	07/2008	0	(1)	(1)
Buy		150	12/2008	0	0	0

				$1,628	$(717)	$911

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$301,921	$4,897	$306,818
Other Financial Instruments++	14,943	(20,849)	(80)	(5,986)

Total	$14,943	$281,072	$4,817	$300,832

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$571	$4,876	$0	$(27)	$(523)	$4,897
Other Financial Instruments++	(22)	0	0	(58)	0	(80)

Total	$549	$4,876	$0	$(85)	$(523)	$4,817

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Allied Waste North America, Inc.
3.980% due 03/28/2014	$1,820	$1,804
4.090% due 03/28/2014	1,581	1,567
4.570% due 03/28/2014	2,673	2,650
4.600% due 03/28/2014	3,629	3,598
Cablevision Industries Corp.
4.225% due 03/30/2013	95	91
Cablevision Term B
4.225% due 03/30/2013	37,306	35,527
Community Health Systems, Inc.
4.000% due 07/25/2014	974	920
4.631% due 07/25/2014	4,599	4,342
4.899% due 07/25/2014	14,455	13,645
Daimler Finance North America LLC
6.780% due 08/03/2012	524,278	434,233
DaVita, Inc.
3.890% due 10/05/2012	8,194	7,890
4.000% due 10/05/2012	502	483
4.140% due 10/05/2012	1,075	1,035
4.180% due 10/05/2012	629	606
4.200% due 10/05/2012	8,756	8,431
4.220% due 10/05/2012	717	690
4.625% due 10/05/2012	1,582	1,523
Dex Media West LLC
5.500% due 09/09/2010	1,439	1,408
First Data Corp.
5.446% due 09/24/2014	66	61
5.552% due 09/24/2014	931	857
Ford Motor Co.
5.480% due 12/15/2013	21,615	17,495
Freescale Semiconductor, Inc.
4.209% due 12/01/2013	2,962	2,688
Fresenius Medical Care Capital Trust
4.019% due 03/22/2013	52	51
4.071% due 03/22/2013	446	434
4.091% due 03/22/2013	26	25
4.184% due 03/22/2013	182	177
General Motors Corp.
5.059% due 11/29/2013	34,552	29,024
Georgia-Pacific Corp.
4.399% due 12/20/2012	3,902	3,691
4.446% due 12/20/2012	33,413	31,601
4.551% due 12/20/2012	2,761	2,612
HCA, Inc.
4.696% due 11/16/2012	17,316	16,246
5.051% due 11/18/2013	4,975	4,679
Health Management Associates, Inc.
4.446% due 02/28/2014	4,859	4,529
Idearc, Inc.
3.890% due 11/17/2013	3,960	3,323
4.200% due 11/17/2013	11,040	9,264
Las Vegas Sands Corp.
4.170% due 05/23/2014	9,900	9,041
4.450% due 05/23/2014	39,303	35,894
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	31,264	25,737
Mylan Laboratories, Inc.
5.688% due 10/02/2014	4,106	4,073
5.938% due 10/02/2014	3,912	3,881
6.000% due 10/02/2014	1,956	1,940
NRG Energy, Inc.
4.196% due 02/01/2013	23,888	22,815
RH Donnelley Corp.
4.100% due 06/30/2011	169	167
4.140% due 06/30/2011	678	667
4.150% due 06/30/2011	468	460
4.180% due 03/09/2010	1,619	1,584
4.200% due 06/30/2011	148	146
4.400% due 06/30/2011	253	249
5.480% due 09/09/2010	597	584
5.500% due 09/09/2010	360	352
6.750% due 06/30/2011	2,374	2,334
Sensata Technologies, Inc.
4.662% due 04/27/2013	4,950	4,599
5.058% due 04/27/2013	12	12
Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014	605	561
6.234% due 10/10/2014	17,795	16,499
6.478% due 10/10/2014	2,547	2,362
Yell Group PLC
4.381% due 02/10/2013	33,000	29,724

Total Bank Loan Obligations (Cost $911,327)		810,881

CORPORATE BONDS & NOTES 29.7%
Banking & Finance 23.2%
ABX Financing Co.
5.750% due 10/15/2016	10,000	9,785
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	48
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	9,611
Allstate Corp.
6.125% due 12/15/2032	150	141
6.125% due 05/15/2037	1,500	1,365
Allstate Life Global Funding Trusts
2.841% due 03/23/2009	50,000	49,822
5.375% due 04/30/2013	165,800	165,393
American Express Bank FSB
2.492% due 09/26/2008	27,800	27,768
2.495% due 06/12/2009	18,100	17,976
5.500% due 04/16/2013	236,100	231,189
6.000% due 09/13/2017	309,400	299,461
American Express Centurion Bank
2.541% due 04/17/2009	89,100	88,605
2.642% due 12/17/2009	5,000	4,946
6.000% due 09/13/2017	309,400	299,461
American Express Co.
5.250% due 09/12/2011	600	594
5.500% due 09/12/2016	150	143
6.150% due 08/28/2017	53,500	52,418
7.000% due 03/19/2018	203,500	206,647
American Express Credit Corp.
2.510% due 04/06/2009	20,300	20,158
2.531% due 03/02/2009	2,480	2,468
2.532% due 12/19/2008	10,000	9,949
5.875% due 05/02/2013	153,600	152,927
American Express Travel Related Services Co., Inc.
2.671% due 06/01/2011	50,000	48,281
American General Corp.
7.500% due 08/11/2010	250	260
American General Finance Corp.
2.999% due 08/17/2011	21,640	19,952
5.375% due 10/01/2012	200	187
5.400% due 12/01/2015	100	85
6.900% due 12/15/2017	210,400	183,924
American Honda Finance Corp.
2.737% due 03/09/2009	61,080	61,005
2.776% due 05/12/2009	94,600	94,585
American International Group, Inc.
2.521% due 06/16/2009	15,000	14,730
2.952% due 01/29/2010	217,600	217,185
5.050% due 10/01/2015	46,300	42,081
5.375% due 10/18/2011	4,000	3,926
5.850% due 01/16/2018	170,420	160,171
6.250% due 05/01/2036	100,000	87,631
8.175% due 05/15/2058	370,000	349,514
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	146
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,404
ANZ National International Ltd.
2.798% due 08/07/2009	45,000	44,918
Asian Development Bank
5.820% due 06/16/2028	1,100	1,211
Associates Corp. of North America
8.550% due 07/15/2009	250	260
AXA Financial, Inc.
7.750% due 08/01/2010	100	106
Bank of America Corp.
2.869% due 02/17/2009	11,000	10,972
2.904% due 11/06/2009	123,500	122,393
2.921% due 09/25/2009	102,700	102,240
2.922% due 03/24/2009	47,300	47,178
2.966% due 02/11/2009	20,000	19,950
2.970% due 10/14/2016	40,000	36,229
3.012% due 09/18/2009	100	100
3.375% due 02/17/2009	150	149
4.750% due 08/15/2013	500	475
5.125% due 11/15/2014	125	121
5.200% due 03/15/2018	100	90
5.750% due 12/01/2017	39,770	37,468
6.000% due 09/01/2017	198,720	192,066
7.250% due 10/15/2025	200	203
7.800% due 02/15/2010	500	522
Bank of America N.A.
2.638% due 02/27/2009	229,600	228,821
2.786% due 06/12/2009	165,460	165,091
2.812% due 12/18/2008	1,200	1,197
3.056% due 06/15/2016	100,760	91,203
3.316% due 05/12/2010	100,000	99,604
6.000% due 10/15/2036	70,100	62,409
6.100% due 06/15/2017	1,600	1,553
Bank of Ireland
2.819% due 12/19/2008	50,100	50,086
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	207
Bank of Scotland PLC
2.482% due 07/17/2008	25,100	25,100
2.756% due 07/17/2009	102,500	102,471
2.816% due 09/14/2009	100	99
Bank One Corp.
7.750% due 07/15/2025	200	211
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	170,781
6.050% due 12/04/2017	174,980	172,061
7.434% due 09/29/2049	75,100	70,623
7.700% due 04/29/2049	378,900	387,421
BB&T Corp.
4.750% due 10/01/2012	145	140
BBVA U.S. Senior S.A. Unipersonal
2.786% due 04/17/2009	200,000	199,832
Bear Stearns Cos., Inc.
2.618% due 01/07/2009	10,000	9,900
2.728% due 02/23/2010	220,325	216,157
2.768% due 08/21/2009	18,850	18,637
2.836% due 11/28/2011	14,150	13,561
2.839% due 05/18/2010	31,400	30,664
2.875% due 07/02/2008	10,500	10,500
2.886% due 08/15/2011	49,490	47,457
2.891% due 03/30/2009	241,450	239,387
2.947% due 09/09/2009	23,980	23,710
3.048% due 10/22/2010	10,000	9,699
3.063% due 02/01/2012	30,000	28,699
3.068% due 11/21/2016	10,000	9,104
3.129% due 01/31/2011	119,900	116,427
3.199% due 01/30/2009	216,300	215,546
3.218% due 07/19/2010	15,700	15,404
4.500% due 10/28/2010	8,215	8,118
4.550% due 06/23/2010	9,175	9,104
5.300% due 10/30/2015	19,000	17,839
5.500% due 08/15/2011	10,300	10,285
5.550% due 01/22/2017	1,060	983
6.400% due 10/02/2017	20,500	20,321
6.950% due 08/10/2012	491,700	511,891
7.250% due 02/01/2018	35,000	36,638
7.625% due 12/07/2009	80	83
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,159
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,983
BNP Paribas
5.186% due 06/29/2049	600	522
Boeing Capital Corp.
4.750% due 09/15/2008	70	70
6.100% due 03/01/2011	300	316
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,528
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,390
Caelus Re Ltd.
8.923% due 06/07/2011	25,000	24,996
Calabash Re Ltd.
13.714% due 01/08/2010	2,650	2,721
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,665
6.750% due 09/15/2017	260,000	258,400
Caterpillar Financial Services Corp.
2.766% due 03/10/2009	28,560	28,505
2.779% due 05/18/2009	101,000	100,714
2.977% due 10/28/2008	400	400
5.450% due 04/15/2018	20	20
Charter One Bank N.A.
2.957% due 04/24/2009	100,000	99,731
Chubb Corp.
6.500% due 05/15/2038	10,000	9,599
CIT Group, Inc.
2.787% due 06/08/2009	82,375	76,215
2.826% due 08/15/2008	8,400	8,391
2.839% due 08/17/2009	17,380	15,824
2.906% due 03/12/2010	26,934	23,401
2.935% due 02/13/2012	340	271
2.959% due 12/19/2008	20,000	19,790
3.049% due 01/30/2009	230,175	222,733
3.187% due 07/28/2011	15,000	12,246
5.000% due 02/01/2015	150	104
6.000% due 02/15/2013	500	383
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	9,899
Citigroup Capital XXI
8.300% due 12/21/2057	263,530	249,963
Citigroup Funding, Inc.
2.481% due 04/23/2009	2,200	2,171
2.667% due 12/08/2008	173,000	171,682
2.809% due 06/26/2009	300	296
3.820% due 05/07/2010	100,000	99,270
Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009	2,400	2,377
2.993% due 08/03/2009	39,980	39,490
4.344% due 01/12/2009	15,200	15,157
Citigroup, Inc.
2.809% due 05/18/2011	100,000	96,258
2.817% due 06/09/2009	102,559	101,442
2.831% due 12/28/2009	143,330	139,857
2.848% due 12/26/2008	40,980	40,821
2.869% due 05/18/2010	212,540	208,708
2.901% due 03/16/2012	17,100	15,866
2.939% due 01/30/2009	134,700	133,479
4.250% due 07/29/2009	300	298
5.000% due 09/15/2014	250	232
5.100% due 09/29/2011	3,000	2,968
5.300% due 10/17/2012	37,800	36,921
5.500% due 08/27/2012	93,000	91,826
5.500% due 04/11/2013	622,220	608,152
5.850% due 07/02/2013	24,300	24,088
5.875% due 02/22/2033	75	62
6.000% due 08/15/2017	66,300	63,437
6.125% due 11/21/2017	100,250	96,513
6.125% due 05/15/2018	88,400	84,872
6.125% due 08/25/2036	10,000	8,494
CNA Financial Corp.
5.850% due 12/15/2014	20,500	19,722
6.000% due 08/15/2011	25,000	25,134
6.600% due 12/15/2008	200	202
Commonwealth Bank of Australia
2.488% due 06/08/2009	96,300	96,313
Countrywide Financial Corp.
2.868% due 01/05/2009	41,000	40,203
3.022% due 03/24/2009	27,670	26,577
3.079% due 12/19/2008	2,930	2,857
4.500% due 06/15/2010	4,000	3,725
5.800% due 06/07/2012	5,185	4,910
6.250% due 05/15/2016	25,000	22,320
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	20,000	18,224
4.125% due 09/15/2009	22,345	21,348
5.625% due 07/15/2009	39,950	38,969
6.250% due 04/15/2009	34,473	33,965
Credit Suisse New York, Inc.
5.000% due 05/15/2013	200,000	194,923
Credit Suisse USA, Inc.
2.807% due 12/09/2008	26,380	26,358
2.876% due 08/15/2010	5,590	5,502
2.920% due 08/16/2011	11,595	11,314
5.375% due 03/02/2016	250	245
5.500% due 08/16/2011	400	405
5.500% due 08/15/2013	100	100
7.125% due 07/15/2032	40	43
DBS Bank Ltd.
2.940% due 05/16/2017	22,000	20,563
5.000% due 11/15/2019	8,000	7,370
Deutsche Bank AG
4.875% due 05/20/2013	250,000	246,296
6.000% due 09/01/2017	361,100	365,751
DnB NOR Bank ASA
2.780% due 10/13/2009	100	100
East Lane Re Ltd.
8.873% due 05/06/2011	33,600	33,685
Eksportfinans A/S
4.750% due 12/15/2008	150	151
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,342
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	2,320	116
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,439
Fifth Third Bancorp
6.250% due 05/01/2013	100,000	91,661
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	247
Ford Credit de Mexico S.A. de C.V.
4.502% due 03/20/2009	187,000	180,636
Ford Motor Credit Co. LLC
4.283% due 01/15/2010	20,300	17,879
5.625% due 10/01/2008	966	950
5.700% due 01/15/2010	28,600	24,412
5.800% due 01/12/2009	30,699	29,317
6.750% due 08/15/2008	11,475	11,390
7.250% due 10/25/2011	3,900	3,025
7.375% due 02/01/2011	5,100	4,142
7.875% due 06/15/2010	96,828	83,627
8.625% due 11/01/2010	23,300	19,779
Foundation Re II Ltd.
9.445% due 11/26/2010	40,850	41,168
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,516
General Electric Capital Corp.
2.551% due 08/22/2008	37,500	37,495
2.768% due 01/05/2009	37,350	37,343
2.776% due 05/10/2010	77,200	76,700
2.788% due 10/06/2010	23,700	23,533
2.816% due 03/16/2009	30,800	30,807
2.816% due 03/12/2010	8,500	8,460
2.826% due 12/12/2008	29,000	28,959
2.888% due 01/20/2010	197,600	196,881
2.896% due 12/15/2009	267,290	266,469
2.907% due 10/24/2008	100	100
2.918% due 10/21/2010	80,450	79,965
2.928% due 01/08/2016	82,800	78,459
2.932% due 06/20/2014	38,000	35,921
2.937% due 10/26/2009	1,700	1,695
2.941% due 06/22/2009	19,760	19,773
2.997% due 04/28/2011	39,970	39,624
2.999% due 04/30/2009	10,479	10,485
3.000% due 02/02/2009	42,768	42,813
3.007% due 07/28/2008	4,005	4,005
3.164% due 05/05/2026	29,950	25,530
3.250% due 06/15/2009	10,000	9,945
4.000% due 05/15/2010	100	99
4.125% due 09/01/2009	140	141
4.250% due 06/15/2012	1,596	1,558
5.625% due 05/01/2018	35	34
5.875% due 01/14/2038	531,510	483,925
6.000% due 06/15/2012	675	698
6.125% due 02/22/2011	1,100	1,150
6.375% due 11/15/2067	250,200	237,277
6.750% due 03/15/2032	250	253
8.125% due 05/15/2012	250	275
8.310% due 04/13/2009	41,300	42,656
Genworth Financial, Inc.
6.500% due 06/15/2034	160	142
Genworth Global Funding Trusts
2.816% due 05/15/2012	12,000	10,814
2.836% due 02/10/2009	50,000	49,520
2.936% due 12/15/2010	6,160	5,972
Glitnir Banki HF
3.078% due 04/20/2010	50,000	43,443
3.204% due 01/18/2012	20,000	15,502
3.258% due 01/21/2011	10,000	7,998
GMAC LLC
3.926% due 05/15/2009	123,000	115,682
3.951% due 09/23/2008	42,000	41,364
6.000% due 04/01/2011	15,000	10,656
6.000% due 12/15/2011	100	69
6.500% due 12/15/2018	200	89
6.700% due 06/15/2018	100	46
6.850% due 04/15/2016	200	96
7.000% due 02/15/2018	100	48
7.200% due 10/15/2017	125	61
7.250% due 09/15/2017	200	99
7.375% due 04/15/2018	100	49
Golden West Financial Corp.
4.750% due 10/01/2012	100	96
Goldman Sachs Group LP
3.434% due 02/09/2009	10,000	9,990
Goldman Sachs Group, Inc.
2.571% due 06/23/2009	36,000	35,631
2.800% due 11/16/2009	58,230	57,425
2.806% due 11/10/2008	41,000	40,910
2.841% due 12/23/2008	103,000	102,654
2.851% due 03/30/2009	4,700	4,672
2.881% due 12/23/2009	50,000	49,060
2.882% due 03/02/2010	68,584	67,369
2.891% due 12/22/2008	209,375	204,435
2.891% due 06/23/2009	100,400	99,377
3.012% due 07/29/2008	244,670	244,590
3.101% due 06/28/2010	28,120	27,352
3.250% due 07/23/2009	15,570	15,472
3.251% due 03/22/2016	10,000	8,954
3.875% due 01/15/2009	770	770
4.750% due 07/15/2013	500	482
5.000% due 01/15/2011	11,500	11,469
5.250% due 10/15/2013	665	652
5.625% due 01/15/2017	150	139
5.700% due 09/01/2012	2,325	2,335
5.950% due 01/18/2018	270,000	260,022
6.125% due 02/15/2033	20,000	17,990
6.150% due 04/01/2018	259,900	252,963
6.250% due 09/01/2017	417,000	413,509
6.600% due 01/15/2012	1,550	1,596
6.750% due 10/01/2037	293,325	269,451
6.875% due 01/15/2011	100	104
7.350% due 10/01/2009	150	154
Hartford Life Global Funding Trusts
2.726% due 11/15/2009	10,700	10,519
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	8,662
HBOS PLC
3.059% due 02/06/2014	100	97
5.920% due 09/29/2049	37,900	27,049
6.657% due 05/29/2049	200	141
6.750% due 05/21/2018	250,000	239,750
HCP, Inc.
5.950% due 09/15/2011	12,350	12,003
6.300% due 09/15/2016	13,000	11,620
Heller Financial, Inc.
7.375% due 11/01/2009	300	314
HSBC Bank USA N.A.
2.906% due 12/14/2009	9,700	9,575
5.875% due 11/01/2034	3,000	2,636
HSBC Capital Funding LP
4.610% due 12/31/2049	400	354
9.547% due 12/29/2049	43,400	45,310
10.176% due 12/29/2049	46,160	56,863
10.176% due 12/31/2049	20,000	24,588
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,848
HSBC Finance Corp.
2.813% due 12/05/2008	73,500	73,198
2.878% due 10/21/2009	72,100	70,428
2.899% due 06/19/2009	158,250	155,145
2.906% due 09/15/2008	175,250	175,165
2.963% due 01/15/2014	15,000	14,105
2.966% due 05/10/2010	31,655	31,025
3.000% due 11/16/2009	83,479	82,370
3.112% due 06/01/2016	10,000	9,016
4.750% due 05/15/2009	4,000	4,005
7.000% due 05/15/2012	315	327
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	178,818
6.500% due 09/15/2037	104,000	95,215
7.500% due 07/15/2009	33,000	33,751
IBM International Group Capital LLC
3.252% due 07/29/2009	88,000	88,321
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,025
Inter-American Development Bank
7.375% due 01/15/2010	350	372
International Lease Finance Corp.
2.858% due 05/24/2010	43,180	40,417
3.113% due 01/15/2010	34,630	32,570
3.121% due 07/11/2011	50,000	45,034
3.158% due 04/20/2009	6,500	6,428
4.750% due 07/01/2009	900	882
4.875% due 09/01/2010	160	155
5.250% due 01/10/2013	15,000	13,105
5.350% due 03/01/2012	20,000	17,914
5.400% due 02/15/2012	20,000	17,972
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	8,257
5.950% due 10/15/2013	10,000	8,209
Jenkins-Empire Associates
6.840% due 08/01/2008	71	71
John Deere Capital Corp.
2.722% due 09/01/2009	25,000	24,878
2.763% due 07/15/2008	1,000	1,000
4.500% due 08/25/2008	5,100	5,109
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,305
7.000% due 03/15/2012	175	188
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012	600	616
JPMorgan Chase & Co.
2.532% due 06/26/2009	40	40
2.851% due 12/22/2008	15,200	15,167
2.857% due 03/09/2009	10,000	9,946
2.884% due 06/25/2010	1,300	1,283
2.981% due 10/02/2009	52,700	52,652
4.500% due 01/15/2012	4,000	3,889
4.875% due 03/15/2014	645	620
5.250% due 05/01/2015	700	681
5.750% due 01/02/2013	45	45
6.000% due 01/15/2018	147,320	143,972
6.125% due 06/27/2017	15	15
6.400% due 05/15/2038	36,000	33,540
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	309,208
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	62
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	32,679
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	24,310
KeyBank N.A.
4.682% due 06/02/2010	283,200	282,273
7.413% due 05/06/2015	87,000	81,172
Keycorp
2.582% due 05/26/2009	55,800	54,746
6.500% due 05/14/2013	100,000	89,412
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	249
Landsbanki Islands HF
3.338% due 08/25/2009	18,000	16,850
6.100% due 08/25/2011	10,000	8,824
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	182
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	8,000	7,958
2.774% due 04/03/2009	166,080	161,258
2.778% due 08/21/2009	101,000	99,101
2.778% due 05/25/2010	108,850	100,883
2.820% due 11/16/2009	25,870	24,661
2.851% due 12/23/2008	478,200	469,100
2.998% due 10/22/2008	28,100	27,996
3.010% due 01/23/2009	108,600	106,285
3.011% due 12/23/2010	100	94
3.950% due 11/10/2009	100	97
4.000% due 04/16/2019	90	83
5.625% due 01/24/2013	141,970	134,560
5.750% due 01/03/2017	200	177
6.200% due 09/26/2014	49,670	47,522
6.750% due 12/28/2017	20,000	18,846
6.875% due 05/02/2018	105,600	102,555
7.500% due 05/11/2038	85,000	79,156
7.875% due 11/01/2009	65	66
Longpoint Re Ltd.
8.064% due 05/08/2010	87,500	87,509
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,826
10.375% due 10/15/2017 (d)	4,500	4,792
11.625% due 10/15/2017	6,000	6,390
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	121
MBNA Capital B
3.673% due 02/01/2027	7,000	5,602
MBNA Corp.
6.125% due 03/01/2013	100	103
Mellon Bank N.A.
4.750% due 12/15/2014	50	48
Mellon Funding Corp.
5.000% due 12/01/2014	100	93
Merrill Lynch & Co., Inc.
2.572% due 06/26/2009	5,000	4,858
2.611% due 08/14/2008	85,000	84,904
2.748% due 08/22/2008	102,575	102,304
2.768% due 08/14/2009	16,750	16,223
2.831% due 12/22/2008	99,900	99,248
2.876% due 02/15/2011	11,600	10,825
2.989% due 01/30/2009	50,000	49,234
2.997% due 10/27/2008	82,000	81,508
3.004% due 02/05/2010	7,296	6,955
3.034% due 02/06/2009	78,400	77,343
4.250% due 02/08/2010	2,000	1,958
4.966% due 05/12/2010	120,800	118,947
5.000% due 01/15/2015	200	183
6.050% due 08/15/2012	448,500	439,505
6.220% due 09/15/2026	115	96
6.400% due 08/28/2017	168,800	156,889
6.750% due 06/01/2028	115	98
6.875% due 04/25/2018	509,200	486,140
MetLife, Inc.
5.375% due 12/15/2012	200	202
6.400% due 12/15/2036	69,900	61,341
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,378
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049	200	200
Monumental Global Funding Ltd.
2.851% due 09/22/2009	1,800	1,791
3.156% due 06/15/2011	60,000	57,999
5.500% due 04/22/2013	51,900	52,004
Morgan Stanley
2.558% due 05/07/2010	41,745	40,026
2.803% due 01/15/2010	74,590	72,166
2.844% due 02/09/2009	141,785	140,491
2.870% due 05/07/2010	48,300	46,662
2.984% due 01/18/2011	600	571
2.993% due 01/15/2010	6,600	6,463
3.010% due 01/09/2014	4,280	3,860
3.148% due 01/22/2009	302,300	299,405
3.184% due 10/18/2016	60,000	52,139
3.193% due 10/15/2015	10,220	8,971
4.250% due 05/15/2010	2,500	2,427
4.750% due 04/01/2014	460	420
4.778% due 05/14/2010	336,000	334,880
5.375% due 10/15/2015	500	459
5.625% due 01/09/2012	1,000	1,002
5.750% due 08/31/2012	370,000	367,537
6.250% due 08/28/2017	200	187
6.250% due 08/09/2026	225	199
6.600% due 04/01/2012	1,490	1,517
6.625% due 04/01/2018	500	475
6.750% due 04/15/2011	200	205
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	28,498
Mystic Re Ltd.
8.982% due 12/05/2008	4,250	4,160
11.682% due 12/05/2008	32,100	31,301
12.682% due 06/07/2011	12,200	12,481
National Australia Bank Ltd.
2.731% due 09/11/2009	300	300
2.999% due 06/19/2017	75,000	68,834
3.031% due 06/29/2016	10,000	9,404
3.101% due 06/23/2014	25,250	24,795
3.208% due 02/08/2010	15,900	15,904
5.350% due 06/12/2013	185,200	185,193
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	149
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,178
Nationwide Life Global Funding I
2.918% due 05/19/2010	20,500	20,484
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	28,973
Northern Rock PLC
2.866% due 11/10/2008	10,000	9,953
ORIX Corp.
5.480% due 11/22/2011	20,000	18,514
Osiris Capital PLC
5.563% due 01/15/2010	12,600	12,513
Petroleum Export Ltd.
5.265% due 06/15/2011	22,812	22,650
Phoenix Quake Ltd.
5.134% due 07/03/2008	36,600	36,600
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	36,600	36,600
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008	13,700	13,700
PMI Group, Inc.
6.000% due 09/15/2016	24,200	18,825
PNC Funding Corp.
5.125% due 12/14/2010	150	149
Popular North America, Inc.
3.128% due 04/06/2009	25,000	24,457
Premium Asset Trust
2.978% due 10/08/2009	44,950	42,403
Pricoa Global Funding I
2.866% due 09/12/2008	30,000	29,995
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	97
5.300% due 04/24/2013	148,600	148,819
5.550% due 04/27/2015	237,300	234,324
Progressive Corp.
6.700% due 06/15/2037	200	176
Prudential Financial, Inc.
6.000% due 12/01/2017	40,000	39,685
6.100% due 06/15/2017	100	100
6.625% due 12/01/2037	5,400	5,120
Rabobank Capital Funding II
5.260% due 12/31/2049	11,120	10,204
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	1,825
Rabobank Nederland NV
2.728% due 04/06/2009	7,650	7,644
2.733% due 01/15/2009	81,200	81,153
RBS Capital Trust I
4.709% due 12/29/2049	500	435
Regions Bank
7.500% due 05/15/2018	200,000	199,580
Regions Financial Corp.
6.375% due 05/15/2012	125	123
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,482
Residential Reinsurance 2007 Ltd.
8.682% due 06/07/2010	12,500	12,522
9.399% due 06/06/2011	16,000	15,992
9.932% due 06/07/2010	12,500	12,545
10.432% due 06/07/2010	12,500	12,538
12.932% due 06/07/2010	1,500	1,505
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	32,720
Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,100	2,102
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	130
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	38,000	37,988
5.000% due 10/01/2014	200	192
6.990% due 10/29/2049	91,500	82,563
7.640% due 03/31/2049	83,100	76,170
7.648% due 08/31/2049	10,195	9,963
9.118% due 03/31/2049	88,400	89,123
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	198,374
Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008	80,300	80,112
2.733% due 11/20/2009	160,000	158,496
2.844% due 02/06/2009	92,600	92,325
2.861% due 09/19/2008	107,680	107,565
2.878% due 10/21/2008	43,100	43,036
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,875
5.100% due 06/15/2015	200	182
5.600% due 09/01/2011	5,000	4,950
SLM Corp.
2.940% due 12/15/2008	10,000	9,836
2.976% due 03/15/2011	62,970	54,280
3.060% due 07/27/2009	183,690	172,263
3.080% due 07/26/2010	4,755	4,222
3.120% due 01/26/2009	115,250	113,471
3.130% due 07/25/2008	140,965	140,489
3.150% due 10/25/2011	38,000	32,530
3.220% due 01/27/2014	1,390	1,170
4.000% due 01/15/2009	10,500	10,373
4.000% due 01/15/2010	6,500	6,058
5.125% due 08/27/2012	3,150	2,744
5.375% due 01/15/2013	12,920	11,395
5.400% due 10/25/2011	2,020	1,847
8.450% due 06/15/2018	40,000	38,472
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	102,659
State Street Capital Trust III
8.250% due 12/29/2049	300	306
State Street Capital Trust IV
3.776% due 06/15/2037	30,700	23,687
State Street Corp.
7.650% due 06/15/2010	175	184
Sun Life Financial Global Funding LP
2.888% due 07/06/2011	27,000	26,681
2.978% due 07/06/2010	25,000	24,891
Suntrust Bank
6.375% due 04/01/2011	200	204
Svensk ExportKredit AB
4.875% due 09/29/2011	125	129
5.125% due 03/01/2017	75	77
Textron Financial Corp.
2.860% due 11/07/2008	16,500	16,465
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,237
7.500% due 03/13/2013	50,000	49,500
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,215
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	508
5.500% due 12/15/2008	100	100
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	25,090
Travelers Cos., Inc.
6.250% due 06/15/2037	125	117
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	32
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	1,050
U.S. Bancorp
2.512% due 04/28/2009	50,000	49,941
3.184% due 02/04/2010	40	40
4.500% due 07/29/2010	150	152
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,137
UBS AG
5.750% due 04/25/2018	133,350	127,666
5.875% due 12/20/2017	143,300	139,844
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	106
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	59,224
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	7,981
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	17,565
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,945
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	98,900	98,839
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
USB Capital IX
6.189% due 04/15/2049	30,600	23,270
USB Realty Corp.
6.091% due 12/22/2049	38,000	27,762
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,904
VTB Capital S.A.
3.384% due 08/01/2008	4,220	4,183
Wachovia Bank N.A.
2.638% due 02/23/2009	90,900	90,551
2.698% due 05/25/2010	21,100	20,312
2.752% due 12/02/2010	125,000	118,888
2.841% due 03/23/2009	148,950	148,334
4.875% due 02/01/2015	300	273
5.600% due 03/15/2016	19,800	18,441
6.600% due 01/15/2038	10,000	8,750
Wachovia Capital Trust III
5.800% due 03/15/2042	20	14
Wachovia Corp.
2.732% due 12/01/2009	165,620	162,173
2.832% due 06/01/2010	17,600	17,187
2.896% due 03/15/2011	36,600	34,576
2.949% due 10/28/2008	81,945	80,259
3.083% due 10/15/2016	30,570	26,821
4.875% due 02/15/2014	20,000	18,303
5.300% due 10/15/2011	15,000	14,682
5.625% due 10/15/2016	91,600	83,531
5.750% due 02/01/2018	396,720	362,739
Wachovia Mortgage FSB
2.816% due 09/14/2009	45,985	45,592
4.125% due 12/15/2009	100	99
Wells Fargo & Co.
2.810% due 01/12/2011	10,000	9,871
2.861% due 03/23/2010	100,180	99,372
2.876% due 09/15/2009	92,130	91,851
4.375% due 01/31/2013	100,000	96,969
5.000% due 11/15/2014	100	99
5.125% due 09/01/2012	300	299
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,697
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	9,486
Wells Fargo Capital XIII
7.700% due 12/29/2049	170,000	169,225
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,040
Wilmington Trust Co.
10.500% due 07/01/2008 (p)	99	98
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	9,795
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,140
5.800% due 11/15/2016	100	95

		29,936,872

Industrials 4.7%
America Movil SAB de C.V.
5.625% due 11/15/2017	25	24
America West Airlines, Inc.
6.870% due 01/02/2017	1,341	1,251
American Airlines Pass -Through Trust
6.978% due 04/01/2011	12,643	12,201
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,994
Amgen, Inc.
2.726% due 11/28/2008	203,596	202,998
6.150% due 06/01/2018	4,500	4,538
6.900% due 06/01/2038	900	924
Anadarko Petroleum Corp.
3.176% due 09/15/2009	3,160	3,125
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	8,562
Apache Corp.
7.950% due 04/15/2026	150	176
AstraZeneca PLC
5.900% due 09/15/2017	69,000	70,920
6.450% due 09/15/2037	73,800	75,551
Atlantic Richfield Co.
5.900% due 04/15/2009	100	102
AutoZone, Inc.
4.750% due 11/15/2010	200	199
5.500% due 11/15/2015	10,050	9,568
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,166
Baker Hughes, Inc.
6.875% due 01/15/2029	100	109
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	142
Boeing Co.
8.750% due 08/15/2021	50	63
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,825
BP Canada Finance Co.
3.625% due 01/15/2009	500	502
Brown-Forman Corp.
2.891% due 04/01/2010	14,000	13,771
Canadian National Railway Co.
6.250% due 08/01/2034	100	98
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	35	34
6.250% due 03/15/2038	20,000	18,866
6.500% due 02/15/2037	25,000	24,486
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,760
Caterpillar, Inc.
5.700% due 08/15/2016	100	102
6.050% due 08/15/2036	100	100
7.250% due 09/15/2009	200	208
CBS Corp.
5.625% due 08/15/2012	15,000	14,821
Cisco Systems, Inc.
2.738% due 02/20/2009	73,800	73,773
5.250% due 02/22/2011	500	515
5.500% due 02/22/2016	100	101
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	13,108
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	157,170	169,162
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,857
CODELCO, Inc.
6.150% due 10/24/2036	23,100	22,083
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	159
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	331
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	422
Comcast Corp.
3.010% due 07/14/2009	9,000	8,930
5.300% due 01/15/2014	26,500	25,735
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	319
5.900% due 03/15/2016	5,000	4,897
6.450% due 03/15/2037	22,000	20,583
7.050% due 03/15/2033	125	128
ConocoPhillips
5.900% due 10/15/2032	300	298
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009	164,996	165,112
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	8,528
6.820% due 05/01/2018	4,904	4,448
7.056% due 09/15/2009	40,459	39,346
7.487% due 10/02/2010	1,215	1,177
7.707% due 04/02/2021	2,774	2,643
Costco Wholesale Corp.
5.500% due 03/15/2017	100	102
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,665
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,361
CSX Corp.
6.750% due 03/15/2011	10,000	10,372
CVS Caremark Corp.
2.982% due 06/01/2010	128,200	125,183
5.750% due 08/15/2011	16,000	16,410
Daimler Finance North America LLC
3.138% due 03/13/2009	300	299
3.218% due 03/13/2009	116,050	115,868
3.234% due 08/03/2009	19,860	19,701
3.403% due 10/31/2008	10,953	10,932
4.875% due 06/15/2010	10,000	10,066
5.750% due 09/08/2011	25,000	25,519
5.875% due 03/15/2011	20,000	20,275
Dell, Inc.
4.700% due 04/15/2013	149,700	145,907
5.650% due 04/15/2018	77,170	74,715
6.500% due 04/15/2038	95,000	90,845
Diageo Capital PLC
5.500% due 09/30/2016	50	49
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	202
4.750% due 11/15/2012	175	176
5.000% due 01/15/2013	300	303
5.250% due 12/15/2016	10,000	10,078
Eastman Kodak Co.
7.250% due 11/15/2013	890	870
Eaton Corp.
2.796% due 08/10/2009	25,000	24,896
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	21,352
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	186,148
El Paso Corp.
6.375% due 02/01/2009	30,230	30,425
6.750% due 05/15/2009	134,820	136,083
7.000% due 05/15/2011	12,000	12,101
7.625% due 09/01/2008	38,486	38,853
7.750% due 06/15/2010	16,500	17,026
7.750% due 01/15/2032	92,000	92,793
7.800% due 08/01/2031	11,300	11,457
7.875% due 06/15/2012	20,700	21,652
8.050% due 10/15/2030	9,700	9,984
9.625% due 05/15/2012	12,700	13,840
10.750% due 10/01/2010	24,700	26,776
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,114
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,724
Emerson Electric Co.
4.500% due 05/01/2013	95	94
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	48
Enbridge, Inc.
4.900% due 03/01/2015	50	47
EnCana Corp.
6.300% due 11/01/2011	10,000	10,270
Enterprise Products Operating LP
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,484
FedEx Corp.
3.500% due 04/01/2009	14,350	14,304
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,200
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,102
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	35,224
7.288% due 08/16/2037	43,000	39,732
7.343% due 04/11/2013	49,900	51,272
8.146% due 04/11/2018	181,100	188,118
8.625% due 04/28/2034	164,000	178,350
Genentech, Inc.
4.750% due 07/15/2015	100	99
General Dynamics Corp.
4.500% due 08/15/2010	100	102
General Electric Co.
2.717% due 12/09/2008	117,775	117,731
5.250% due 12/06/2017	28,700	27,681
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,294
General Motors Corp.
8.100% due 06/15/2024	2,000	1,060
8.250% due 07/15/2023	5,000	2,938
8.800% due 03/01/2021	15,000	8,888
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,056
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010	10,000	10,032
4.375% due 04/15/2014	100	97
4.850% due 05/15/2013	27,200	27,204
5.650% due 05/15/2018	100,020	99,974
Hess Corp.
6.650% due 08/15/2011	200	210
Hewlett-Packard Co.
6.500% due 07/01/2012	175	187
HJ Heinz Co.
6.428% due 12/01/2020	39,600	39,950
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,695
Home Depot, Inc.
2.901% due 12/16/2009	4,300	4,190
4.625% due 08/15/2010	215	212
Honeywell International, Inc.
2.848% due 03/13/2009	48,600	48,583
5.300% due 03/01/2018	20	20
6.125% due 11/01/2011	575	611
International Business Machines Corp.
5.375% due 02/01/2009	350	353
International Paper Co.
4.000% due 04/01/2010	10,000	9,687
JC Penney Corp., Inc.
7.375% due 08/15/2008	700	702
8.000% due 03/01/2010	16,100	16,711
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	303
Johnson & Johnson
6.950% due 09/01/2029	100	117
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,245
Kellogg Co.
5.125% due 12/03/2012	300	304
6.600% due 04/01/2011	10,000	10,530
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,445
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	25,266
6.950% due 01/15/2038	25,000	24,921
Kraft Foods, Inc.
4.125% due 11/12/2009	100	100
5.625% due 11/01/2011	56,335	56,899
6.125% due 02/01/2018	148,500	144,817
6.250% due 06/01/2012	10,000	10,228
6.500% due 08/11/2017	10	10
6.875% due 02/01/2038	63,300	61,808
Kroger Co.
5.500% due 02/01/2013	5,000	5,023
Lennar Corp.
5.950% due 10/17/2011	9,000	7,560
Liberty Media LLC
7.875% due 07/15/2009	4,220	4,283
Loews Corp.
5.250% due 03/15/2016	30,000	29,107
Lowe's Cos., Inc.
5.000% due 10/15/2015	100	99
5.500% due 10/15/2035	50	42
Macy's Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,704
Mandalay Resort Group
6.500% due 07/31/2009	34,769	34,508
9.500% due 08/01/2008	27,350	27,487
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	39,897
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,921
Masco Corp.
5.875% due 07/15/2012	5,000	4,780
7.125% due 08/15/2013	10,000	9,976
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,277
Maytag Corp.
5.000% due 05/15/2015	10,000	9,815
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (p)	139	138
Mazda Motor Corp.
10.500% due 07/01/2008 (p)	16	16
McDonald's Corp.
5.300% due 03/15/2017	125	123
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,054
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,354
New Albertson's, Inc.
6.950% due 08/01/2009	7,000	7,088
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,534
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,164
NSTAR
8.000% due 02/15/2010	100	106
Nucor Corp.
6.400% due 12/01/2037	600	612
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,407
ONEOK Partners LP
6.150% due 10/01/2016	10,000	9,879
6.850% due 10/15/2037	29,800	29,275
Oracle Corp.
4.950% due 04/15/2013	14,330	14,490
5.000% due 01/15/2011	200	204
5.750% due 04/15/2018	14,100	14,135
6.500% due 04/15/2038	40,000	40,284
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,785
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	56	56
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,457
Peabody Energy Corp.
7.375% due 11/01/2016	4,700	4,712
7.875% due 11/01/2026	20,695	20,902
Pemex Project Funding Master Trust
4.076% due 06/15/2010	5,900	5,918
7.875% due 02/01/2009	30,285	31,250
9.125% due 10/13/2010	25	27
9.375% due 12/02/2008	26,065	26,717
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	111
Pfizer, Inc.
4.650% due 03/01/2018	150	145
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	49,190
5.650% due 05/16/2018	26,700	26,038
6.375% due 05/16/2038	34,500	33,776
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,005
6.125% due 01/15/2017	25	25
Praxair, Inc.
6.375% due 04/01/2012	200	212
Procter & Gamble Co.
6.875% due 09/15/2009	100	104
Qwest Communications International, Inc.
6.176% due 02/15/2009	964	964
7.500% due 11/01/2008	16,227	16,247
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,150
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,802
Reynolds American, Inc.
3.476% due 06/15/2011	45,900	43,608
6.750% due 06/15/2017	100	100
7.250% due 06/01/2013	80,000	83,136
7.625% due 06/01/2016	3,000	3,143
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	18,000
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	150
Rohm & Haas Co.
6.000% due 09/15/2017	110,100	107,546
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,028
SABMiller PLC
3.091% due 07/01/2009	25,000	25,067
Safeway, Inc.
3.158% due 03/27/2009	13,000	12,915
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,140
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009	96,200	96,234
Sonat, Inc.
7.625% due 07/15/2011	25,000	25,367
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	15,064	15,590
Target Corp.
5.125% due 01/15/2013	700	709
5.400% due 10/01/2008	200	201
5.875% due 03/01/2012	175	183
7.000% due 01/15/2038	151,500	156,020
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,534
Texaco Capital, Inc.
5.500% due 01/15/2009	175	176
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	99
Time Warner, Inc.
2.915% due 11/13/2009	102,478	99,619
5.875% due 11/15/2016	2,000	1,891
6.500% due 11/15/2036	20,000	17,894
6.875% due 05/01/2012	350	358
7.625% due 04/15/2031	120	122
Transocean, Inc.
2.873% due 09/05/2008	15,980	15,960
6.625% due 04/15/2011	5,330	5,491
Tyco International Group S.A.
6.125% due 11/01/2008	20,363	20,429
Union Pacific Corp.
5.700% due 08/15/2018	900	881
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	142	136
United Airlines, Inc.
6.071% due 03/01/2013	1,825	1,800
6.201% due 09/01/2008	3,947	3,888
6.602% due 09/01/2013	2,516	2,491
7.730% due 07/01/2010	29,009	29,046
8.030% due 07/01/2011 (a)	465	515
9.060% due 06/17/2015 (a)	3,580	35
9.200% due 12/31/2049 (a)	2,749	1,370
9.210% due 01/21/2017 (a)	8,980	52
10.020% due 03/22/2014 (a)	9,558	4,433
10.125% due 03/22/2015 (a)	11,854	5,853
10.360% due 11/13/2012 (a)	3,776	37
10.850% due 07/05/2014 (a)	34,111	3
10.850% due 02/19/2015 (a)	2,594	1,242
11.080% due 05/27/2024 (a)(p)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	9,050
United Technologies Corp.
2.752% due 06/01/2009	107,000	106,976
5.375% due 12/15/2017	20	20
6.100% due 05/15/2012	150	159
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	43,121
4.875% due 04/01/2013	175	168
6.000% due 02/15/2018	100,000	97,046
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	38,789
6.875% due 11/21/2036	39,800	37,237
Valero Energy Corp.
6.625% due 06/15/2037	25	23
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,250
Vivendi
5.750% due 04/04/2013	105,000	103,917
6.625% due 04/04/2018	100,000	99,533
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	101
5.250% due 09/01/2035	1,850	1,615
5.800% due 02/15/2018	48,500	50,383
6.200% due 04/15/2038	21,800	21,520
6.500% due 08/15/2037	41,800	43,218
Walt Disney Co.
2.796% due 09/10/2009	44,390	44,366
Waste Management, Inc.
7.125% due 12/15/2017	1,800	1,933
7.375% due 08/01/2010	100	105
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,880
6.375% due 01/15/2012	10,360	10,611
Weyerhaeuser Co.
3.802% due 09/24/2009	2,300	2,274
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,326
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,514
Wyeth
5.500% due 03/15/2013	10,000	10,221
5.500% due 02/01/2014	25	25
5.950% due 04/01/2037	250	242
Xerox Corp.
3.562% due 12/18/2009	1,200	1,193
9.750% due 01/15/2009	27,950	28,776

		6,111,281

Utilities 1.8%
Alabama Power Co.
2.828% due 08/25/2009	17,000	16,944
5.500% due 10/15/2017	250	252
AT&T Corp.
7.300% due 11/15/2011	1,100	1,173
AT&T Mobility LLC
6.500% due 12/15/2011	80	83
AT&T, Inc.
2.884% due 02/05/2010	113,570	113,102
2.888% due 11/14/2008	16,400	16,394
4.125% due 09/15/2009	250	250
4.950% due 01/15/2013	172,290	171,941
5.100% due 09/15/2014	525	516
5.500% due 02/01/2018	168,000	163,259
6.300% due 01/15/2038	117,600	111,708
6.450% due 06/15/2034	100	97
6.500% due 09/01/2037	307,300	299,012
BellSouth Corp.
2.776% due 08/15/2008	98,950	98,890
4.200% due 09/15/2009	5,000	5,012
5.200% due 09/15/2014	26,000	25,674
6.550% due 06/15/2034	20,000	19,415
British Telecommunications PLC
8.625% due 12/15/2010	310	333
9.125% due 12/15/2030	250	302
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	100
5.850% due 04/01/2018	105,025	105,719
6.750% due 04/01/2038	90,000	93,650
7.500% due 09/01/2010	20,000	21,354
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	50
Deutsche Telekom International Finance BV
2.981% due 03/23/2009	21,200	21,058
3.875% due 07/22/2008	29,459	29,458
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,487
5.700% due 09/17/2012	100	102
6.400% due 06/15/2018	22,000	22,259
DPL, Inc.
8.000% due 03/31/2009	28,000	28,724
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	11,738
6.050% due 04/15/2038	20,000	19,886
Edison Mission Energy
7.200% due 05/15/2019	900	844
Enel Finance International S.A.
5.700% due 01/15/2013	300	304
Entergy Gulf States, Inc.
3.082% due 12/01/2009	15,000	14,832
3.427% due 12/08/2008	12,841	12,834
5.700% due 06/01/2015	50	49
Exelon Corp.
4.900% due 06/15/2015	10,000	9,222
6.750% due 05/01/2011	200	206
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,272
7.375% due 11/15/2031	15	16
Florida Power Corp.
3.078% due 11/14/2008	8,000	7,979
FPL Group Capital, Inc.
3.694% due 06/17/2011	15,000	15,139
France Telecom S.A.
7.750% due 03/01/2011	970	1,028
Georgia Power Co.
2.899% due 02/17/2009	14,550	14,540
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	50,858	53,147
KT Corp.
4.875% due 07/15/2015	100	93
MidAmerican Energy Co.
4.650% due 10/01/2014	100	97
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,625	42,121
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	274
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	168,257
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	126
NiSource Finance Corp.
3.208% due 11/23/2009	30,100	29,271
6.150% due 03/01/2013	12,000	11,985
Ohio Edison Co.
5.450% due 05/01/2015	350	336
Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,261
Peco Energy Co.
5.950% due 10/01/2036	50	48
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,704
6.400% due 11/01/2011	15,000	15,358
Progress Energy, Inc.
3.163% due 01/15/2010	400	397
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	23
PSEG Power LLC
5.000% due 04/01/2014	400	381
5.500% due 12/01/2015	8,000	7,722
6.950% due 06/01/2012	172	181
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	48
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,494
7.250% due 02/15/2011	15,500	15,112
Qwest Corp.
5.625% due 11/15/2008	59,710	59,859
6.026% due 06/15/2013	4,020	3,859
7.200% due 11/10/2026	2,150	1,817
7.500% due 06/15/2023	6,850	6,131
7.625% due 06/15/2015	1,700	1,645
7.875% due 09/01/2011	100	100
8.875% due 03/15/2012	26,725	27,393
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	19	19
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	54,110
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	34,521
Southern California Gas Co.
5.750% due 11/15/2035	75	72
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	10,651
Telecom Italia Capital S.A.
3.344% due 07/18/2011	1,690	1,612
3.353% due 02/01/2011	2,770	2,662
Telefonica Emisones SAU
5.855% due 02/04/2013	35	35
United Telecom, Inc.
6.890% due 07/01/2008 (p)	700	689
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (p)	2,760	2,717
Verizon Communications, Inc.
5.250% due 04/15/2013	58,100	57,853
5.500% due 04/01/2017	30	29
6.100% due 04/15/2018	55,000	54,758
6.900% due 04/15/2038	14,800	14,703
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	159
7.250% due 12/01/2010	1,000	1,062
7.375% due 09/01/2012	235	254
7.750% due 12/01/2030	325	351
Verizon New England, Inc.
6.500% due 09/15/2011	300	309
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,774
5.634% due 01/01/2021	3,000	2,760
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	251
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	484
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,000
6.350% due 11/30/2037	25,500	24,963
Vodafone Group PLC
2.918% due 02/27/2012	40,000	38,621
5.625% due 02/27/2017	50	48

		2,302,938

Total Corporate Bonds & Notes (Cost $39,246,271)		38,351,091

MUNICIPAL BONDS & NOTES 1.2%
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
11.496% due 02/01/2037		16,670	16,911
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
11.298% due 05/01/2026		4,880	5,308
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
9.837% due 07/01/2024		16,235	14,988
11.356% due 08/01/2031		7,735	7,945
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
9.757% due 01/01/2028		13,735	11,125
Austin Trust Various States General Obligation Bonds, Series 2008
10.498% due 06/01/2034		13,225	11,021
10.513% due 06/01/2032		9,590	8,309
Austin Trust Various States Revenue Bonds, Series 2008
10.535% due 08/15/2030		4,400	4,252
10.570% due 11/01/2027		5,000	5,115
11.338% due 11/01/2027		5,000	5,550
11.338% due 06/15/2037		9,900	10,191
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037		3,335	3,349
Austin Trust Various States Revenue Bonds, Series 2007
10.753% due 10/01/2037		3,335	2,982
11.476% due 06/15/2038		44,345	45,583
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
10.460% due 05/15/2035		1,955	1,988
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		2,500	2,495
6.375% due 06/01/2032		7,300	7,179
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Notes, Series 2002
5.750% due 06/01/2011		8,515	8,681
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
11.340% due 02/15/2037		4,075	4,082
California State Department of Water Resources Revenue Bonds, Series 2000
8.250% due 12/01/2029		2,500	2,508
California State Educational Facilities Authority Revenue Notes, Series 2008
10.595% due 10/01/2015		8,500	7,600
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		97,500	90,715
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032		5,800	5,752
5.000% due 11/01/2032		63,130	62,599
5.000% due 06/01/2037		27,200	26,709
5.000% due 11/01/2037		32,590	31,997
California State General Obligation Bonds, Series 2008
14.260% due 11/01/2037		4,980	4,618
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	2,833
6.125% due 06/01/2038		2,000	1,869
6.125% due 06/01/2043		2,000	1,863
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027		10,000	8,949
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		5,100	5,123
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028		21,000	7,064
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
10.579% due 01/01/2014		8,310	7,336
Chicago, Illinois General Obligation Notes, Series 2006
10.576% due 01/01/2014		7,810	6,330
Chicago, Illinois O'Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033		38,200	36,237
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
9.729% due 11/01/2013		2,830	2,483
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.670% due 02/01/2034		4,550	3,463
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
9.710% due 11/15/2013		3,765	3,592
9.715% due 11/15/2013		6,680	6,679
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
10.577% due 02/15/2014		4,335	4,127
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026		11,000	10,699
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028		4,500	4,370
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
9.620% due 06/01/2037		5,575	4,573
Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2027		8,225	8,438
5.000% due 06/01/2028		6,135	6,269
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032		12,190	3,286
0.000% due 08/15/2034		5,265	1,257
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
10.510% due 10/01/2036		2,275	1,919
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		15,300	12,485
5.125% due 06/01/2047		12,000	9,184
6.980% due 06/01/2047		15,000	9,133
9.240% due 06/01/2047		30,400	21,471
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
10.489% due 10/01/2014		5,270	5,040
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
11.193% due 11/15/2015		3,330	3,426
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028		8,720	2,910
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
8.220% due 07/01/2033		1,195	1,211
8.220% due 12/01/2033		5,000	5,084
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032		55,000	14,527
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027		2,715	2,695
4.750% due 01/15/2028		2,000	1,972
Indiana State University Revenue Notes, Series 2008
11.249% due 12/15/2015		5,965	6,103
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		54,780	50,405
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
10.431% due 08/15/2015		5,335	5,063
King County, Washington General Obligation Notes, Series 2008
10.494% due 01/01/2016		15,200	13,567
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037		16,750	16,826
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031		2,125	2,164
5.000% due 02/01/2033		8,300	8,426
5.000% due 02/01/2035		9,150	9,275
5.000% due 02/01/2036		9,605	9,729
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032		17,300	17,459
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032		26,800	27,052
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038		11,900	11,908
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
10.661% due 07/01/2013		5,900	5,577
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
9.730% due 07/01/2023		6,800	6,400
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
8.930% due 07/01/2025		11,400	10,245
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		560	509
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
7.730% due 08/01/2034		5,000	5,087
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042		39,525	36,629
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
10.470% due 07/01/2030		3,335	3,422
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		13,200	10,924
5.000% due 06/01/2041		2,520	1,906
6.610% due 06/01/2041		16,325	9,905
9.490% due 05/15/2039		9,375	7,683
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
10.533% due 06/15/2015		6,800	6,336
11.294% due 12/15/2013		3,330	3,400
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
4.750% due 11/01/2028		7,000	7,030
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027		17,845	16,128
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2025		9,700	10,041
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032		200	199
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
10.341% due 09/01/2014		5,830	5,887
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.120% due 02/15/2035		4,022	4,034
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.000% due 06/01/2047		41,385	29,019
5.875% due 06/01/2030		13,700	12,228
8.800% due 06/01/2047		39,680	27,824
9.240% due 06/01/2034		5,000	3,584
9.490% due 06/01/2047		123,200	86,390
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		7,375	7,200
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
10.659% due 07/15/2013		6,375	5,976
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		33,000	2,264
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	6,539
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		55,640	50,866
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (p)		31,105	35,652
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		25,840	20,297
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033		140	141
Texas State General Obligation Notes, Series 2008
10.494% due 10/01/2015		51,805	44,536
10.499% due 10/01/2013		4,930	4,302
11.244% due 04/01/2015		19,970	20,261
11.248% due 04/01/2015		8,330	8,575
Truckee Meadows, Nevada Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036		5,560	5,543
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		400	396
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030		7,745	7,600
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,138
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)		11,000	6,451
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	6,829
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		159,340	142,345

Total Municipal Bonds & Notes (Cost $1,593,380)			1,502,724

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		297,000	294,980

Total Commodity Index-Linked Notes (Cost $297,000)			294,980

U.S. GOVERNMENT AGENCIES 61.3%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)		35	31
0.950% due 03/25/2009 (b)		272	1
1.000% due 09/25/2023		3	3
2.602% due 03/25/2034		24	23
2.612% due 03/25/2036		19,941	19,948
2.632% due 08/25/2034		182	177
2.682% due 10/27/2037		81,600	78,065
2.732% due 06/25/2044		17	17
2.802% due 06/25/2037		87	85
2.832% due 07/25/2021 - 05/25/2042		5,219	5,092
2.881% due 04/18/2028		189	188
2.882% due 06/25/2029 - 11/25/2036		734	726
2.931% due 10/18/2030		1,440	1,438
2.932% due 10/25/2030		122	122
2.982% due 03/25/2017 - 08/25/2030		2,407	2,412
3.000% due 01/25/2025		89	89
3.082% due 05/25/2030		713	709
3.132% due 05/25/2030		713	705
3.382% due 04/25/2032		63	63
3.500% due 02/25/2013 - 09/25/2016		156	156
3.895% due 08/01/2033		43	44
3.917% due 04/01/2027		40	40
4.000% due 02/25/2009 - 09/01/2020		2,989	2,839
4.123% due 03/01/2035		2,762	2,779
4.245% due 03/01/2034		10,126	10,169
4.247% due 06/01/2035		4,038	4,045
4.250% due 04/25/2028		64	64
4.364% due 09/01/2034		1,957	1,979
4.375% due 04/01/2017		37	37
4.380% due 03/01/2034		14,840	14,946
4.386% due 11/01/2034		4,650	4,707
4.419% due 04/01/2027		42	42
4.424% due 09/01/2035		318	320
4.468% due 05/01/2035		51,419	52,003
4.479% due 05/01/2035		5,994	6,025
4.485% due 08/01/2035		11,807	11,865
4.488% due 07/01/2035		6,344	6,372
4.500% due 10/01/2010 - 12/01/2035		169,346	164,058
4.503% due 07/01/2035		4,786	4,797
4.598% due 02/01/2020		9	9
4.618% due 06/01/2015		251	253
4.620% due 05/01/2009		35	35
4.633% due 02/01/2035		4,905	4,972
4.640% due 07/01/2033		43	44
4.659% due 01/01/2035		478	483
4.661% due 11/01/2035		31,425	31,783
4.666% due 05/25/2035		44,956	45,783
4.670% due 05/01/2035 - 11/01/2035		45,038	45,433
4.680% due 12/01/2012		367	364
4.691% due 06/01/2035		21,409	21,439
4.693% due 02/01/2035		5,911	5,980
4.702% due 12/01/2034		507	513
4.704% due 09/01/2035		22,127	22,226
4.712% due 06/01/2035		5,102	5,129
4.721% due 09/01/2035		15,077	15,202
4.723% due 08/01/2035		6,222	6,283
4.750% due 11/01/2034 - 03/01/2035		5,001	5,056
4.799% due 11/01/2035		18,873	19,151
4.810% due 02/01/2028		40	40
4.830% due 09/01/2034		32,395	32,875
4.833% due 09/01/2017		772	771
4.834% due 06/01/2035		319	322
4.841% due 01/01/2035		18,218	18,385
4.870% due 05/01/2013		129	128
4.879% due 02/01/2035		9,784	9,895
4.892% due 01/01/2035		21,003	21,182
4.913% due 07/01/2035		5,399	5,480
4.915% due 04/01/2035		4,022	4,055
4.928% due 04/01/2038		49	49
4.940% due 01/01/2035		24,667	24,847
4.991% due 06/01/2035		1,513	1,531
4.994% due 07/01/2042 - 10/01/2044		50,241	50,272
4.995% due 12/01/2044		8,821	8,943
5.000% due 05/01/2009 - 07/01/2038		13,601,575	13,174,526
5.000% due 10/01/2035 - 03/01/2036 (k)		2,817,569	2,710,644
5.026% due 02/01/2021		138	140
5.044% due 09/01/2041		63	63
5.055% due 05/01/2024		83	85
5.057% due 06/01/2035		4,244	4,330
5.094% due 07/01/2035		4,554	4,640
5.105% due 05/01/2021		18	18
5.130% due 10/01/2035		4,272	4,253
5.146% due 09/01/2035		4,180	4,162
5.153% due 08/01/2035		2,507	2,499
5.161% due 10/01/2034		3,399	3,470
5.162% due 11/01/2035		2,829	2,817
5.171% due 10/01/2035		3,725	3,753
5.178% due 07/01/2035		3,766	3,754
5.181% due 09/01/2035		4,628	4,609
5.183% due 04/01/2027		7	7
5.194% due 10/01/2030 - 10/01/2040		9,317	9,298
5.199% due 08/01/2035		3,551	3,593
5.207% due 11/01/2024		2,387	2,400
5.214% due 08/01/2035		3,145	3,131
5.220% due 03/01/2033 - 09/01/2035		3,164	3,200
5.221% due 07/01/2035		3,283	3,268
5.227% due 09/01/2035		3,765	3,797
5.228% due 11/01/2035		4,323	4,309
5.230% due 10/01/2024		29	30
5.239% due 09/01/2024		201	202
5.243% due 07/01/2035		4,184	4,170
5.260% due 12/01/2035		4,482	4,475
5.288% due 10/01/2035		5,120	5,120
5.289% due 06/01/2024 - 10/01/2035		5,139	5,133
5.290% due 09/01/2035		76	76
5.307% due 11/01/2025		78	80
5.310% due 08/25/2033		4,400	4,491
5.347% due 11/01/2035		4,984	4,991
5.350% due 11/01/2035		5,260	5,267
5.370% due 08/25/2043		3,000	2,924
5.375% due 03/01/2023		85	86
5.384% due 01/01/2036		3,852	3,874
5.421% due 01/01/2036		113	115
5.433% due 01/01/2018		116	116
5.478% due 12/01/2036		556	558
5.500% due 10/01/2008 - 07/01/2038		36,224,523	35,813,332
5.500% due 01/01/2032 (l)		562	558
5.500% due 05/01/2034 - 01/01/2036 (k)		3,187,019	3,156,698
5.500% due 02/01/2035 (j)		276,391	274,097
5.527% due 03/01/2036		3,407	3,429
5.529% due 09/01/2034		987	984
5.549% due 07/01/2034		514	515
5.556% due 01/01/2036		2,616	2,654
5.581% due 02/01/2036		5,596	5,646
5.592% due 12/01/2035		2,800	2,828
5.619% due 03/01/2036		2,651	2,688
5.623% due 08/01/2027		1,436	1,434
5.690% due 09/01/2021		14	14
5.700% due 02/28/2025		150	149
5.705% due 05/01/2023		157	161
5.722% due 04/01/2026 - 03/01/2036		3,805	3,843
5.743% due 11/01/2025		606	616
5.750% due 01/01/2020 - 12/20/2027		1,341	1,343
5.764% due 03/01/2036		3,928	3,972
5.768% due 09/01/2037		46	47
5.786% due 01/01/2021		21	21
5.801% due 05/01/2025		239	244
5.825% due 10/01/2020		32	33
5.895% due 12/01/2018		95	95
5.899% due 05/01/2030		13	13
5.907% due 07/01/2021		44	45
5.920% due 02/01/2012 - 11/01/2023		104	107
5.930% due 06/01/2022		37	38
5.931% due 09/01/2014		21	21
5.934% due 06/01/2036		2,215	2,247
5.947% due 09/01/2019		741	747
5.960% due 04/01/2018		176	180
5.970% due 07/01/2019		14	14
5.977% due 12/01/2017		843	867
5.980% due 11/01/2011		126	130
5.990% due 02/01/2026		76	77
6.000% due 02/01/2009 - 10/25/2044		13,939,297	14,088,991
6.018% due 01/01/2026		156	159
6.024% due 02/01/2024		67	68
6.036% due 08/01/2027		1,680	1,707
6.041% due 08/01/2026		128	129
6.043% due 05/01/2022		24	25
6.055% due 02/01/2035		7,403	7,438
6.066% due 12/01/2020		567	570
6.067% due 02/01/2028 - 09/01/2036		787	792
6.069% due 02/01/2021		87	89
6.070% due 12/01/2017		5	5
6.080% due 07/01/2032		145	149
6.094% due 01/01/2020		758	761
6.126% due 07/01/2019		89	90
6.133% due 12/01/2008		15	15
6.139% due 03/01/2019		874	881
6.151% due 10/01/2034		4,223	4,260
6.172% due 11/01/2025		213	217
6.189% due 03/01/2023		439	441
6.194% due 02/25/2023 (b)		2	0
6.197% due 11/01/2034		2,744	2,784
6.203% due 03/01/2025		928	941
6.204% due 09/01/2022		153	155
6.215% due 04/01/2027		60	60
6.216% due 02/01/2022		199	200
6.221% due 12/01/2034		2,570	2,604
6.227% due 10/01/2027		253	262
6.234% due 11/01/2019		176	177
6.250% due 02/25/2029		1,857	1,901
6.266% due 10/01/2034		7,341	7,461
6.290% due 02/25/2029		500	517
6.300% due 10/17/2038		17,095	17,098
6.306% due 07/01/2024		158	162
6.315% due 11/01/2023 - 12/01/2023		361	364
6.320% due 10/01/2013		1,848	1,853
6.346% due 06/01/2025		77	78
6.353% due 05/01/2023		337	345
6.359% due 12/01/2033		791	803
6.372% due 01/01/2024		112	114
6.379% due 08/01/2025		1,164	1,196
6.382% due 07/01/2024		498	504
6.390% due 05/25/2036		16,785	17,106
6.399% due 12/01/2023		20	20
6.440% due 08/01/2022		1,257	1,291
6.450% due 12/01/2023		81	82
6.480% due 01/01/2011		71	74
6.500% due 09/25/2008 - 10/25/2022 (b)		6	0
6.500% due 02/25/2009 - 06/25/2044		397,281	412,124
6.503% due 11/01/2025		145	147
6.537% due 10/01/2027		105	106
6.539% due 03/01/2023		858	867
6.540% due 09/01/2021		8	8
6.555% due 05/01/2017		2	2
6.560% due 10/01/2019		280	283
6.566% due 04/01/2024		370	376
6.583% due 05/01/2014		77	78
6.585% due 11/01/2023		16	16
6.602% due 02/01/2027		290	293
6.623% due 10/01/2024		140	142
6.628% due 01/01/2024		55	56
6.643% due 06/01/2023		165	166
6.728% due 05/01/2026		47	48
6.730% due 06/01/2022		15	15
6.745% due 02/01/2018		45	47
6.750% due 10/25/2023		333	353
6.820% due 06/01/2023		20	21
6.824% due 12/01/2027		378	381
6.825% due 02/01/2020		59	60
6.844% due 11/01/2021		70	73
6.850% due 12/01/2026		13	13
6.875% due 12/01/2025		318	320
6.899% due 06/01/2025		464	471
6.900% due 05/25/2023		60	63
6.962% due 02/01/2028		66	66
6.975% due 09/01/2025		35	36
6.999% due 12/01/2025		222	223
7.000% due 01/01/2009 - 01/25/2048		16,382	17,256
7.015% due 09/01/2029		12	12
7.025% due 11/01/2022		20	21
7.040% due 12/01/2010		54	56
7.063% due 12/01/2022		40	40
7.077% due 10/01/2024		7	7
7.085% due 03/01/2026		55	56
7.087% due 02/01/2033		3	3
7.095% due 07/01/2026		12	12
7.110% due 10/01/2009		457	468
7.113% due 09/01/2024		144	146
7.134% due 09/01/2023		165	168
7.139% due 08/01/2023		88	89
7.145% due 11/01/2025		28	28
7.179% due 10/01/2023		25	25
7.200% due 05/01/2021		23	24
7.250% due 01/01/2023 - 11/01/2026		814	864
7.266% due 12/01/2023		69	70
7.296% due 08/01/2027		136	140
7.300% due 08/01/2031		131	134
7.375% due 05/25/2022		1,172	1,245
7.472% due 08/01/2027		36	36
7.500% due 11/01/2010 - 07/25/2041		5,515	6,031
7.504% due 06/01/2030		282	294
7.533% due 10/01/2026		11	11
7.750% due 06/01/2009 - 01/25/2022		1,858	2,007
7.780% due 01/01/2018		2,047	2,318
7.800% due 10/25/2022		248	267
7.920% due 03/01/2018		2,535	2,895
7.980% due 05/01/2030		6,160	6,736
8.000% due 02/01/2009 - 06/01/2032		4,723	5,094
8.000% due 08/18/2027 (b)		11	2
8.060% due 04/01/2030		1,714	1,887
8.080% due 04/01/2030		942	1,038
8.250% due 07/01/2009 - 02/01/2017		7	7
8.490% due 06/01/2025		873	973
8.500% due 01/01/2011 - 10/01/2032		3,659	4,019
8.750% due 01/25/2021		250	276
9.000% due 09/01/2014 - 12/01/2027		1,653	1,820
9.250% due 04/25/2018		23	25
9.300% due 05/25/2018 - 08/25/2019		71	79
9.500% due 11/01/2009 - 07/01/2022		1,016	1,128
9.541% due 09/25/2028		466	480
10.000% due 08/01/2009 - 05/01/2022		141	159
10.500% due 11/01/2013 - 04/01/2022		45	49
11.000% due 11/01/2013 - 11/01/2020		144	160
11.500% due 08/20/2016 - 11/01/2019		6	6
12.000% due 05/01/2016		1	1
12.443% due 09/25/2008		13	13
12.500% due 10/01/2015		3	3
13.250% due 09/01/2011		2	2
14.750% due 08/01/2012		11	13
15.000% due 10/15/2012		35	41
15.500% due 10/01/2012 - 12/01/2012		2	3
15.750% due 12/01/2011 - 08/01/2012		12	14
16.000% due 09/01/2012		18	20
903.212% due 08/25/2021 (b)		0	6
1000.000% due 04/25/2022 (b)		0	5
Farmer Mac
7.983% due 01/25/2012		296	294
Federal Home Loan Bank
4.250% due 07/17/2013		75	75
4.375% due 07/09/2013		100	100
7.400% due 02/01/2021		445	444
Federal Housing Administration
4.918% due 11/01/2019		18	18
6.780% due 07/25/2040		7,251	6,960
6.875% due 11/01/2015		1,853	1,817
6.880% due 02/01/2041		11,017	10,685
6.896% due 07/01/2020		10,449	10,243
6.900% due 12/01/2040		21,893	21,014
6.960% due 05/01/2016		310	307
6.997% due 09/01/2019		86	86
7.110% due 05/01/2019		1,676	1,654
7.315% due 08/01/2019		4,715	4,693
7.350% due 04/01/2019 - 11/01/2020		610	608
7.375% due 02/01/2018		154	154
7.400% due 01/25/2020 - 11/01/2020		3,078	3,078
7.430% due 10/01/2018 - 06/01/2024		14,719	14,749
7.450% due 05/01/2021		2,371	2,376
7.460% due 01/01/2023		235	235
7.465% due 11/01/2019		1,882	1,886
7.500% due 03/01/2032		3,134	3,130
7.580% due 12/01/2040		7,155	7,169
7.630% due 08/01/2041		17,168	17,165
7.780% due 11/01/2040		7,161	7,160
8.250% due 01/01/2041		4,580	4,534
8.375% due 02/01/2012		105	105
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020		23,655	23,193
2.701% due 02/15/2019		11,958	11,724
2.711% due 05/15/2036		92	91
2.742% due 08/25/2031		210	204
2.821% due 12/15/2029 - 06/15/2031		8,735	8,609
2.871% due 06/15/2018 - 06/15/2031		797	794
2.921% due 11/15/2030 - 12/15/2031		37	36
2.971% due 09/15/2030 - 01/15/2032		231	231
3.000% due 05/15/2022		101	101
3.482% due 05/25/2043		13,835	13,855
3.500% due 05/15/2016 - 07/15/2032		1,129	1,085
4.000% due 04/01/2011 - 12/15/2024		33,437	33,463
4.250% due 04/15/2023 - 09/15/2024		7,000	7,010
4.500% due 11/01/2008 - 05/01/2034		21,342	21,349
4.540% due 01/01/2034		9,239	9,361
4.546% due 08/01/2035		1,210	1,215
4.586% due 09/01/2035		17,296	17,312
4.651% due 07/01/2035		17,176	17,234
4.690% due 06/01/2035		5,136	5,127
4.827% due 03/01/2035		4,950	4,997
4.829% due 10/01/2035		35,558	35,989
4.840% due 11/01/2035		34,137	34,489
4.863% due 11/01/2034		206	210
4.885% due 10/01/2035		4,137	4,196
4.904% due 10/01/2035		27,106	27,397
4.906% due 10/01/2035		35,585	35,923
4.908% due 07/01/2035		62	63
4.934% due 11/01/2035		26,371	26,639
4.994% due 10/25/2044 - 02/25/2045		32,610	30,898
5.000% due 06/15/2016 - 06/01/2038		293,999	293,404
5.050% due 10/25/2023		970	992
5.082% due 08/15/2032		5,211	5,213
5.098% due 10/01/2035		4,776	4,753
5.133% due 05/01/2035		37,768	38,278
5.194% due 07/25/2044		2,460	2,303
5.200% due 10/25/2023		194	194
5.409% due 11/01/2035		3,381	3,400
5.418% due 12/01/2035		3,479	3,497
5.462% due 12/01/2026		831	837
5.500% due 04/01/2021 - 07/01/2038		3,149,034	3,108,138
5.500% due 12/01/2036 - 09/01/2037 (k)		1,257,095	1,239,904
5.593% due 05/01/2023		14	14
5.596% due 05/01/2018		334	340
5.607% due 04/01/2025		136	137
5.704% due 03/01/2036		2,992	3,021
5.733% due 01/01/2022		92	93
5.839% due 04/01/2036		3,632	3,672
5.875% due 01/01/2019		1	1
5.950% due 06/15/2028		41,547	41,581
5.980% due 02/01/2021		6	7
5.986% due 02/01/2023		81	82
6.000% due 11/15/2008 - 07/01/2038		1,924,234	1,948,180
6.000% due 03/01/2035 (l)		553	562
6.028% due 05/01/2018		274	280
6.062% due 05/01/2021		1,352	1,364
6.125% due 12/01/2018		278	280
6.167% due 07/01/2019 - 03/01/2021		931	948
6.181% due 03/01/2022		1,267	1,297
6.200% due 12/15/2008		100	101
6.213% due 02/01/2019		224	225
6.250% due 03/15/2028 - 01/15/2036		2,618	2,687
6.265% due 05/01/2020		67	68
6.267% due 09/01/2023		190	191
6.280% due 02/01/2019		41	41
6.283% due 03/01/2024		234	236
6.365% due 01/01/2024		25	25
6.387% due 01/01/2021 - 11/01/2026		433	435
6.451% due 12/01/2022		19	19
6.475% due 09/01/2028		3	3
6.500% due 07/01/2008 - 07/25/2043		361,456	377,763
6.500% due 11/15/2008 - 09/15/2023 (b)		19	1
6.520% due 12/01/2023		148	149
6.569% due 07/01/2025		731	731
6.590% due 07/01/2023		234	233
6.625% due 04/01/2017		5	5
6.652% due 02/01/2026		414	418
6.671% due 11/01/2020		87	88
6.702% due 09/01/2023		576	582
6.710% due 01/01/2024		54	55
6.714% due 06/01/2024		545	552
6.721% due 04/01/2029		148	148
6.729% due 08/01/2023		1,237	1,251
6.737% due 04/01/2024		796	804
6.740% due 06/01/2022		29	29
6.785% due 05/01/2020		16	16
6.811% due 10/01/2020		10	10
6.832% due 09/01/2023		29	29
6.842% due 05/01/2022 - 11/01/2028		791	795
6.872% due 06/01/2022		149	151
6.875% due 09/01/2018		58	59
6.909% due 02/01/2025		24	24
6.916% due 10/01/2020		250	255
6.926% due 11/01/2023		232	234
6.928% due 06/01/2021		478	482
6.938% due 05/01/2023		186	187
6.940% due 10/01/2022		47	48
6.946% due 10/01/2026		426	432
6.950% due 07/15/2021 - 08/15/2021		46	47
6.962% due 07/01/2020		157	159
6.963% due 10/01/2024		212	214
6.979% due 08/01/2023 - 07/01/2032		5	5
7.000% due 01/01/2009 - 10/25/2043		42,665	44,953
7.000% due 09/15/2023 (b)		31	8
7.030% due 01/01/2019		57	57
7.046% due 11/01/2023		8	8
7.075% due 01/01/2019 - 09/01/2027		56	56
7.077% due 07/01/2023		69	70
7.105% due 05/01/2018 - 04/01/2023		71	71
7.110% due 07/01/2022		106	107
7.111% due 01/01/2028		29	29
7.117% due 10/01/2023 - 07/01/2024		283	284
7.138% due 08/01/2023		573	576
7.143% due 08/01/2023 - 10/01/2023		213	214
7.148% due 06/01/2022		412	416
7.156% due 10/01/2023		288	288
7.200% due 06/01/2024		258	261
7.209% due 08/01/2023		100	101
7.216% due 07/01/2027		13	14
7.240% due 09/01/2023		134	135
7.266% due 07/01/2030		1,059	1,073
7.280% due 10/01/2023		129	130
7.282% due 09/01/2023		370	373
7.332% due 05/01/2023		79	80
7.438% due 08/01/2023		45	46
7.464% due 05/01/2023		58	58
7.471% due 07/01/2019		229	231
7.500% due 09/01/2008 - 11/01/2037		18,838	20,005
7.606% due 10/01/2023		56	56
7.645% due 05/01/2025		5,751	6,122
8.000% due 04/01/2010 - 09/15/2024		4,681	4,752
8.250% due 06/15/2022		267	287
8.500% due 03/01/2009 - 06/01/2030		2,758	2,863
8.750% due 04/01/2009 - 12/15/2020		115	115
8.900% due 11/15/2020		877	949
9.000% due 04/01/2009 - 07/01/2030		690	708
9.000% due 05/01/2022 (b)		6	2
9.250% due 07/01/2017		3	3
9.500% due 09/01/2016 - 12/01/2022		685	732
10.000% due 11/01/2011 - 03/01/2021		58	64
10.100% due 09/01/2016		100	113
10.250% due 04/01/2009 - 07/01/2009		7	7
10.500% due 10/01/2017 - 01/01/2021		24	28
10.750% due 09/01/2009		1	1
11.000% due 06/01/2011 - 05/01/2020		38	42
11.250% due 10/01/2009 - 09/01/2015		2	2
11.500% due 01/01/2018		3	3
12.500% due 12/01/2012		1	1
13.250% due 10/01/2013		50	57
14.000% due 04/01/2016		2	3
15.500% due 08/01/2011		2	2
884.500% due 01/15/2021 (b)		0	3
1007.500% due 02/15/2022 (b)		0	5
Ginnie Mae
2.871% due 06/16/2031 - 03/16/2032		555	551
2.882% due 06/20/2030		29	29
2.921% due 10/16/2030		761	759
2.971% due 02/16/2030 - 04/16/2032		3,770	3,803
2.982% due 09/20/2030		216	216
3.021% due 12/16/2025		118	117
3.071% due 02/16/2030		2,570	2,595
3.121% due 02/16/2030		1,182	1,182
3.429% due 03/20/2031		200	200
4.500% due 11/16/2028 - 12/20/2028		6,380	6,290
4.500% due 07/15/2033 (l)		1,312	1,227
4.750% due 02/20/2032		1,551	1,554
5.000% due 02/20/2016 - 07/20/2037		4,005	3,981
5.125% due 12/20/2015 - 12/20/2029		29,235	29,392
5.250% due 01/20/2028 - 03/20/2030		7,244	7,274
5.375% due 02/20/2017 - 03/20/2028		24,403	24,499
5.500% due 02/20/2018 - 02/20/2036		1,794	1,789
5.625% due 07/20/2017 - 08/20/2030		35,885	36,281
5.650% due 10/15/2012		3	3
6.000% due 10/15/2008 - 08/15/2037		102,802	105,294
6.000% due 10/15/2034 - 04/15/2037 (l)		1,856	1,888
6.375% due 05/20/2017 - 05/20/2030		37,761	38,475
6.500% due 10/15/2008 - 07/15/2040		60,808	63,725
6.670% due 08/15/2040		915	927
6.750% due 06/20/2028 - 10/16/2040		43,729	44,842
7.000% due 07/15/2008 - 11/15/2032		7,419	7,842
7.250% due 07/16/2028		3	3
7.500% due 08/15/2008 - 05/15/2032		8,114	8,634
7.700% due 03/15/2041		6,523	6,994
7.750% due 12/20/2020 - 12/15/2040		1,579	1,646
8.000% due 10/15/2009 - 10/20/2031		1,145	1,250
8.250% due 04/15/2020		100	109
8.300% due 06/15/2019		20	22
8.500% due 09/15/2009 - 04/15/2031		1,036	1,138
9.000% due 09/15/2008 - 01/15/2031		1,142	1,253
9.250% due 12/20/2016		3	3
9.500% due 11/15/2008 - 07/15/2025		481	530
10.000% due 02/15/2013 - 02/15/2025		447	500
10.250% due 02/20/2019		9	11
10.500% due 12/15/2015 - 09/15/2021		100	113
11.000% due 04/15/2010 - 04/20/2019		18	20
11.500% due 04/15/2013 - 10/15/2015		11	12
12.000% due 11/15/2012 - 05/15/2016		76	86
13.000% due 12/15/2012		1	2
13.500% due 10/15/2012 - 09/15/2014		25	29
15.000% due 08/15/2011 - 11/15/2012		32	37
16.000% due 11/15/2011 - 05/15/2012		27	31
17.000% due 11/15/2011 - 12/15/2011		13	15
Small Business Administration
3.870% due 01/01/2014		1,271	1,254
4.340% due 03/01/2024		244	233
4.504% due 02/01/2014		95	91
4.524% due 02/10/2013		14,497	14,273
4.684% due 09/10/2014		5,138	5,060
4.754% due 08/10/2014		59	58
4.770% due 04/01/2024		1,065	1,042
4.870% due 12/01/2024		2,127	2,080
4.890% due 12/01/2023		1,341	1,307
4.930% due 01/01/2024		2,925	2,897
4.950% due 03/01/2025		2,464	2,381
4.980% due 11/01/2023		9,338	9,260
5.090% due 10/01/2025		932	916
5.110% due 04/01/2025 - 08/01/2025		2,087	2,062
5.130% due 09/01/2023		6,050	6,033
5.160% due 02/01/2028		2,700	2,698
5.190% due 07/01/2024		372	373
5.290% due 12/01/2027		88,098	87,803
5.310% due 05/01/2027		473	471
5.340% due 11/01/2021		7,495	7,579
5.490% due 05/01/2028		30,000	30,205
5.680% due 06/01/2028		30,133	30,184
5.780% due 08/01/2027		98	99
5.950% due 05/01/2009		113	114
6.030% due 02/01/2012		7,228	7,374
6.340% due 03/01/2021		12,860	13,302
6.344% due 08/01/2011		591	606
6.640% due 02/01/2011		1,766	1,817
6.700% due 12/01/2016		3,315	3,394
6.900% due 12/01/2020		3,652	3,820
6.950% due 11/01/2016		848	876
7.150% due 03/01/2017		1,725	1,786
7.190% due 12/01/2019		135	142
7.449% due 08/01/2010		6,319	6,469
7.452% due 09/10/2010		904	937
7.500% due 04/01/2017		825	859
7.540% due 08/10/2009		2,744	2,814
7.630% due 06/01/2020		6,541	6,923
7.640% due 03/10/2010		2,586	2,678
7.700% due 07/01/2016		121	125
8.017% due 02/10/2010		7,516	7,800
Tennessee Valley Authority
4.250% due 03/15/2013		180	176
6.000% due 03/15/2013		250	269
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009		2,400	2,424
Vendee Mortgage Trust
0.449% due 06/15/2023 (b)		23,690	276
6.500% due 09/15/2024		17,265	18,339
6.814% due 01/15/2030		2,277	2,283

Total U.S. Government Agencies (Cost $79,529,252)			79,099,022

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (g)
3.000% due 07/15/2012		62	68
U.S. Treasury Strips
0.000% due 05/15/2018		1,205	789

Total U.S. Treasury Obligations (Cost $853)			857

MORTGAGE-BACKED SECURITIES 3.5%
Adjustable Rate Mortgage Trust
5.376% due 11/25/2035		1,833	1,697
5.417% due 01/25/2036		3,229	3,053
American Home Mortgage Assets Trust
4.448% due 11/25/2046		74,282	54,910
American Home Mortgage Investment Trust
4.290% due 10/25/2034		495	435
4.390% due 02/25/2045		92,837	83,078
4.440% due 02/25/2045		45	40
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		91,782	91,609
5.414% due 09/10/2047		14,500	13,799
5.929% due 05/10/2045		28,900	28,274
Banc of America Funding Corp.
2.769% due 05/20/2035		2,834	2,068
4.105% due 03/20/2035		6,344	6,304
4.110% due 05/25/2035		154,698	144,727
4.622% due 02/20/2036		74	70
5.250% due 09/20/2034		200	193
5.357% due 11/20/2035		2,009	1,873
5.753% due 10/25/2036		2,400	1,744
5.756% due 03/20/2036		3,925	3,577
5.837% due 01/25/2037		1,900	1,376
5.888% due 04/25/2037		4,600	3,520
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033		180	177
6.186% due 07/20/2032		1,468	1,389
6.500% due 10/25/2031		337	338
6.500% due 09/25/2033		15,249	14,958
BCAP LLC Trust
2.652% due 01/25/2037		125,938	80,641
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		454	434
4.534% due 08/25/2033		54	51
4.550% due 08/25/2035		261	248
4.593% due 01/25/2034		479	441
4.747% due 01/25/2034		20	19
4.750% due 10/25/2035		116,048	115,002
5.033% due 04/25/2033		218	210
5.068% due 11/25/2034		4,055	3,931
5.304% due 04/25/2033		6,096	5,876
5.401% due 04/25/2033		20,054	18,962
5.425% due 04/25/2033		624	590
5.519% due 11/25/2030		9,303	8,906
5.615% due 02/25/2033		14,241	13,387
5.733% due 02/25/2036		7,448	6,206
5.760% due 11/25/2034		116	114
6.736% due 02/25/2033		92	90
6.854% due 01/25/2034		34	33
Bear Stearns Alt-A Trust
2.682% due 02/25/2034		114	72
2.702% due 04/25/2035		5,195	3,182
2.702% due 12/25/2046		520	208
3.979% due 02/25/2034		11,080	9,909
5.272% due 09/25/2034		455	401
5.372% due 05/25/2035		177,945	152,616
5.500% due 08/25/2036		4,100	2,315
5.701% due 09/25/2035		83,250	68,714
5.869% due 01/25/2036		37,635	30,760
5.939% due 03/25/2036		4,364	3,334
6.600% due 01/25/2035		8,663	7,161
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,413	1,410
5.060% due 11/15/2016		7,046	7,066
5.243% due 12/11/2038		2,600	2,334
5.302% due 10/12/2042		25,000	24,048
5.405% due 12/11/2040		15,435	14,994
5.623% due 03/11/2039		13,650	13,160
5.694% due 06/11/2050		20,000	18,891
6.440% due 06/16/2030		711	711
7.000% due 05/20/2030		33,239	34,707
Bear Stearns Mortgage Securities, Inc.
5.719% due 06/25/2030		243	239
CC Mortgage Funding Corp.
2.662% due 05/25/2036		5,928	4,748
Chaseflex Trust
5.500% due 06/25/2035		50	47
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	229
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		42	40
6.299% due 12/10/2049		21,000	20,555
Citigroup Mortgage Loan Trust, Inc.
3.282% due 08/25/2035		4,269	3,672
4.098% due 08/25/2035		17,383	16,447
4.248% due 08/25/2035		102,634	97,002
4.679% due 08/25/2035		120,640	108,967
4.700% due 12/25/2035		62,288	60,429
4.748% due 08/25/2035		186	177
5.831% due 12/25/2035		6,773	5,274
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		5,445	5,276
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		535	535
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031		54	55
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	152
Commercial Mortgage Pass-Through Certificates
2.971% due 07/16/2034		1,090	1,068
Countrywide Alternative Loan Trust
2.632% due 05/20/2046		2,505	2,293
2.652% due 01/25/2037		4,100	2,404
2.682% due 05/25/2036		4,015	2,824
2.832% due 09/25/2035		4,027	3,033
4.500% due 06/25/2035		678	672
4.528% due 02/25/2036		19	14
5.414% due 10/25/2035		1,671	1,571
5.750% due 03/25/2037		3,000	2,497
5.889% due 11/25/2035		3,913	3,205
6.000% due 10/25/2032		3,953	3,579
6.000% due 01/25/2037		18,178	14,570
6.000% due 02/25/2037		3,136	2,713
6.250% due 12/25/2033		36	35
6.250% due 11/25/2036		3,537	3,123
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		21,186	16,089
2.772% due 04/25/2035		25,087	18,839
2.802% due 03/25/2035		25	19
2.812% due 02/25/2035		22	18
2.822% due 02/25/2035		26	20
2.822% due 06/25/2035		588	518
2.862% due 09/25/2034		53	44
2.882% due 08/25/2018		2,055	2,025
3.947% due 07/25/2034		8,493	8,180
4.720% due 02/20/2035		14	14
4.799% due 11/25/2034		11	11
5.250% due 02/20/2036		57,226	50,444
5.259% due 01/20/2035		2,165	1,995
5.372% due 10/20/2035		4,122	3,758
5.454% due 02/25/2047		3,627	2,698
5.500% due 11/25/2035		15,449	12,187
5.555% due 04/20/2036		3,414	3,194
5.614% due 02/20/2036		962	942
5.650% due 03/25/2037		3,484	2,571
5.750% due 07/19/2031		28	28
5.804% due 05/20/2036		6,472	5,427
6.500% due 01/25/2034		641	590
7.070% due 10/19/2032		8	8
7.500% due 06/25/2035		615	593
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,200	3,905
5.579% due 04/25/2037		2,100	1,703
5.863% due 02/25/2037		4,600	3,530
CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032		539	488
4.424% due 04/25/2034		57,009	55,743
5.550% due 05/25/2032		28	28
5.785% due 06/25/2032		15	15
6.127% due 06/25/2032		46	41
6.495% due 05/25/2032		166	164
6.500% due 04/25/2033		2,638	2,484
7.290% due 09/15/2041		236	242
7.500% due 12/25/2032		6	6
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	3,823
Denver Arena Trust
6.940% due 11/15/2019		2,724	2,604
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 12/25/2036		24,132	23,330
2.562% due 03/25/2037		18	17
2.572% due 08/25/2037		18,607	18,208
5.500% due 12/25/2035		4,100	3,360
5.582% due 10/25/2035		2,973	2,575
5.869% due 10/25/2036		3,800	2,756
5.886% due 10/25/2036		3,800	2,721
6.005% due 10/25/2036		7,955	7,835
6.300% due 07/25/2036		4,200	3,458
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		468	476
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		254	233
8.000% due 03/25/2022		21	21
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		26	28
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		3,322	3,186
First Nationwide Trust
6.750% due 08/21/2031		3,287	3,282
First Republic Mortgage Loan Trust
2.771% due 08/15/2032		418	378
2.821% due 11/15/2031		17	16
2.962% due 06/25/2030		2,097	1,892
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		190	194
Fund America Investors Corp. II
5.996% due 06/25/2023		10	10
6.152% due 06/25/2023		289	281
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		22,746	22,552
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		533	534
8.950% due 08/20/2017		45	49
Government Lease Trust
4.000% due 05/18/2011		35,750	35,398
6.480% due 05/18/2011		9,438	9,735
GS Mortgage Securities Corp. II
6.044% due 08/15/2018		9,834	10,010
6.624% due 05/03/2018		55,900	59,264
GSR Mortgage Loan Trust
2.832% due 01/25/2034		106	90
4.397% due 12/25/2034		87	81
4.519% due 06/25/2034		81	75
4.539% due 09/25/2035		106,324	103,128
4.689% due 09/25/2035		68,083	67,242
5.248% due 11/25/2035		210,151	197,683
5.347% due 11/25/2035		3,856	3,648
5.500% due 03/25/2035		150	146
6.000% due 03/25/2032		95	95
GSRPM Mortgage Loan Trust
3.182% due 01/25/2032		2,130	1,810
Harborview Mortgage Loan Trust
2.628% due 04/19/2038		30,772	21,561
2.722% due 03/19/2037		20,495	14,461
2.822% due 06/20/2035		2,076	1,610
2.832% due 01/19/2035		4,475	3,884
2.852% due 02/19/2034		15	14
3.938% due 06/19/2034		6,800	6,645
Homebanc Mortgage Trust
2.662% due 12/25/2036		5,102	3,941
5.800% due 04/25/2037		4,314	3,394
5.913% due 04/25/2037		4,100	2,446
Impac CMB Trust
3.392% due 07/25/2033		22	20
Impac Secured Assets CMN Owner Trust
2.572% due 11/25/2036		10,746	10,127
Indymac ARM Trust
6.124% due 01/25/2032		968	798
6.446% due 01/25/2032		223	220
6.947% due 08/25/2031		499	499
Indymac INDA Mortgage Loan Trust
5.936% due 08/25/2036		4,100	3,280
Indymac INDB Mortgage Loan Trust
2.782% due 11/25/2035		1,985	1,422
Indymac Index Mortgage Loan Trust
2.582% due 01/25/2037		38	36
2.782% due 06/25/2037		3,548	2,055
5.000% due 08/25/2035		4,320	3,731
5.099% due 09/25/2035		3,682	3,023
5.240% due 01/25/2036		19,420	15,705
5.277% due 06/25/2035		3,745	3,008
5.369% due 01/25/2036		2,198	2,110
5.439% due 09/25/2035		4,010	2,766
5.511% due 10/25/2035		1,968	1,585
5.704% due 04/25/2037		22,729	17,090
5.986% due 04/25/2037		50,275	37,369
5.987% due 06/25/2036		2,900	2,233
6.550% due 01/25/2035		436	397
Indymac Loan Trust
2.762% due 07/25/2009		21	20
JPMorgan Alternative Loan Trust
2.552% due 05/25/2036		609	607
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042		7,108	7,042
4.824% due 09/12/2037		16,300	16,008
4.851% due 08/15/2042		45	45
5.273% due 02/12/2051		36	35
5.336% due 05/15/2047		191,131	179,661
5.420% due 01/15/2049		54,699	50,802
5.440% due 06/12/2047		27,850	25,959
5.937% due 02/12/2049		100	95
JPMorgan Mortgage Trust
4.766% due 07/25/2035		162	141
4.792% due 02/25/2034		5,539	5,215
4.881% due 04/25/2035		2,438	2,318
4.930% due 02/25/2036		18,059	17,615
5.005% due 07/25/2035		45,193	43,297
5.020% due 02/25/2035		19	18
5.120% due 10/25/2035		3,723	3,488
5.379% due 08/25/2035		3,700	3,510
5.403% due 11/25/2035		3,450	3,299
5.500% due 10/25/2035		2,863	2,629
LB Mortgage Trust
8.423% due 01/20/2017		15,023	15,375
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027		838	836
4.563% due 09/15/2026		14,000	13,840
5.424% due 02/15/2040		21,400	19,949
5.866% due 09/15/2045		16,135	15,427
5.969% due 03/15/2026		55	55
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		768	731
MASTR Adjustable Rate Mortgages Trust
2.722% due 05/25/2037		4,240	2,949
3.786% due 11/21/2034		11,700	11,232
5.195% due 05/25/2034		136	122
6.173% due 10/25/2032		3,613	3,601
MASTR Alternative Loans Trust
2.882% due 03/25/2036		17,470	12,437
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,300	2,155
MASTR Seasoned Securities Trust
6.203% due 09/25/2017		22,313	22,218
6.500% due 08/25/2032		45,982	44,156
Mellon Residential Funding Corp.
2.821% due 11/15/2031		19,600	17,684
2.911% due 12/15/2030		4,199	3,901
2.994% due 06/15/2030		648	612
3.540% due 10/20/2029		11,690	11,259
Merrill Lynch Alternative Note Asset
2.782% due 03/25/2037		5,200	3,158
5.660% due 06/25/2037		4,663	3,571
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		8,000	7,375
5.378% due 08/12/2048		4,000	3,714
5.485% due 03/12/2051		3,200	2,987
5.700% due 09/12/2049		35	33
6.156% due 08/12/2049		9,300	9,003
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		81	66
4.232% due 08/25/2034		5,921	5,788
4.872% due 06/25/2035		20,082	19,191
4.910% due 12/25/2032		113	108
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		3,461	3,457
MLCC Mortgage Investors, Inc.
2.812% due 06/25/2028		3,876	3,711
2.851% due 03/15/2025		233	176
4.430% due 10/25/2035		167,198	158,454
4.546% due 01/25/2029		12	12
4.958% due 04/25/2035		2,386	2,286
Morgan Stanley Capital I
2.542% due 10/15/2020		53,582	50,079
5.447% due 02/12/2044		50	47
5.569% due 12/15/2044		26,000	24,227
5.692% due 04/15/2049		3,600	3,402
5.809% due 12/12/2049		40,085	38,140
6.160% due 04/03/2014		1,581	1,591
6.170% due 10/03/2034		1,383	1,388
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	25,573
5.500% due 04/25/2017		40	40
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		3,400	2,448
6.446% due 06/25/2036		39,709	33,076
Nomura Asset Acceptance Corp.
5.703% due 02/25/2036		2,424	1,903
5.820% due 03/25/2047		3,300	2,749
6.138% due 03/25/2047		3,000	2,316
7.000% due 02/19/2030		2,905	2,847
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035		4,339	3,750
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		36	36
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)		0	3
Prime Mortgage Trust
2.882% due 02/25/2019		2,775	2,629
2.882% due 02/25/2034		14,708	13,373
Provident Funding Mortgage Loan Trust
3.912% due 10/25/2035		14,816	14,234
4.443% due 04/25/2034		15,980	15,398
Prudential Home Mortgage Securities
7.500% due 08/25/2008		1	1
Prudential-Bache CMO Trust
8.400% due 03/20/2021		397	397
RAAC Series 2005-SP1
5.000% due 09/25/2034		9,066	9,024
Regal Trust IV
5.060% due 09/29/2031		1,363	1,360
Resecuritization Mortgage Trust
2.732% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
2.582% due 09/25/2046		14,855	10,156
2.662% due 06/25/2046		174,386	125,084
5.300% due 08/25/2035		2,872	2,399
5.672% due 09/25/2035		3,042	2,591
5.714% due 02/25/2036		3,471	2,819
Residential Asset Mortgage Products, Inc.
2.652% due 07/25/2024		884	884
Residential Asset Securitization Trust
2.882% due 01/25/2046		36,527	25,821
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		669	656
Salomon Brothers Mortgage Securities VII, Inc.
2.982% due 05/25/2032		169	156
6.767% due 12/25/2030		138	132
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		225	226
Sears Mortgage Securities
12.000% due 02/25/2014		70	69
Securitized Asset Sales, Inc.
6.754% due 11/26/2023		144	140
Sequoia Mortgage Trust
2.829% due 07/20/2033		239	214
2.832% due 10/19/2026		374	354
4.080% due 04/20/2035		46,227	42,370
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030		1,200	1,179
Structured Adjustable Rate Mortgage Loan Trust
2.722% due 06/25/2035		2,582	2,202
4.928% due 01/25/2035		275	260
5.246% due 05/25/2036		4,100	3,563
5.305% due 08/25/2034		840	793
5.377% due 11/25/2035		2,173	1,846
5.431% due 09/25/2036		4,100	3,377
5.450% due 01/25/2036		13,547	12,131
5.666% due 06/25/2035		6,426	5,481
5.950% due 02/25/2036		3,737	2,837
6.000% due 03/25/2036		3,599	2,664
6.000% due 10/25/2037		3,213	2,400
Structured Asset Mortgage Investments, Inc.
2.602% due 08/25/2036		18,027	12,909
2.612% due 03/25/2037		11	8
2.652% due 03/25/2037		53	37
2.672% due 06/25/2036		2,490	1,763
2.702% due 05/25/2036		78	55
2.732% due 07/19/2035		390	330
2.792% due 12/25/2035		5,241	3,766
2.812% due 09/19/2032		12,334	11,241
2.832% due 03/19/2034		19	17
5.758% due 04/30/2030		2	2
5.868% due 05/25/2022		1,899	1,768
Structured Asset Securities Corp.
4.510% due 01/25/2034		1,825	1,700
5.250% due 12/25/2034		9,886	9,710
5.369% due 01/25/2032		2,278	2,244
5.374% due 03/25/2033		10,620	10,195
5.432% due 10/25/2035		147	135
5.820% due 07/25/2032		1,069	971
6.050% due 02/25/2032		2,191	2,018
6.103% due 05/25/2032		76	76
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024		40	40
TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037		82	79
5.630% due 01/25/2037		1,600	1,153
5.970% due 09/25/2036		5,000	3,658
6.014% due 07/25/2037		3,300	2,644
6.080% due 09/25/2036		3,739	3,597
Thornburg Mortgage Securities Trust
2.588% due 05/25/2046		18,281	18,018
2.602% due 09/25/2046		5,228	5,044
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	3,878
6.800% due 01/25/2028		1,689	1,701
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		2,264	2,137
5.342% due 12/15/2043		194,050	179,542
5.678% due 05/15/2046		60	57
5.893% due 05/15/2043		50	50
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035		2,275	2,153
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045		6,076	4,663
2.772% due 08/25/2045		170	168
2.772% due 10/25/2045		43,276	33,774
2.792% due 01/25/2045		23	18
2.808% due 11/25/2034		77	66
2.862% due 11/25/2045		6,634	6,279
3.022% due 12/25/2027		1,765	1,612
3.122% due 12/25/2027		28,305	26,842
4.361% due 02/27/2034		493	458
4.508% due 06/25/2046		48,578	35,483
4.528% due 02/25/2046		155	114
4.561% due 06/25/2033		14,731	14,362
4.611% due 05/25/2046		3,520	2,932
4.728% due 11/25/2042		291	269
4.780% due 10/25/2046		35,080	27,384
4.928% due 06/25/2042		1,649	1,497
4.928% due 08/25/2042		277	249
5.028% due 11/25/2046		2,425	1,984
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.268% due 07/25/2036		2,400	1,718
Washington Mutual MSC Mortgage Pass-Through Certificates
4.813% due 06/25/2033		11,886	11,597
6.500% due 06/25/2032		35	36
6.544% due 05/25/2033		361	290
6.773% due 02/25/2031		65	63
6.792% due 02/25/2033		85	82
Wells Fargo Mortgage-Backed Securities Trust
2.982% due 07/25/2037		10,060	8,693
3.539% due 09/25/2034		34,567	32,919
3.989% due 12/25/2034		540	528
4.305% due 05/25/2035		16,687	16,465
4.321% due 07/25/2035		49,635	42,651
4.945% due 01/25/2035		19	18
4.950% due 03/25/2036		235,356	226,789
5.227% due 03/25/2036		8,102	7,529

Total Mortgage-Backed Securities (Cost $4,753,527)			4,510,500

ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
2.532% due 02/25/2037		8,178	8,008
ACE Securities Corp.
2.532% due 06/25/2036		1,801	1,795
2.532% due 07/25/2036		7,742	7,634
American Express Credit Account Master Trust
3.421% due 08/15/2012		392,000	394,681
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011		64	63
Ameriquest Mortgage Securities, Inc.
2.912% due 10/25/2033		73	62
Amortizing Residential Collateral Trust
2.752% due 06/25/2032		315	295
2.772% due 07/25/2032		3	3
Argent Securities, Inc.
2.532% due 10/25/2036		7,989	7,766
2.682% due 10/25/2035		2,623	2,547
Asset-Backed Funding Certificates
2.542% due 10/25/2036		3,086	3,059
Asset-Backed Securities Corp. Home Equity
2.542% due 07/25/2036		1,947	1,941
2.562% due 05/25/2037		11,291	11,121
2.642% due 05/25/2035		20	20
2.642% due 06/25/2035		2,919	2,893
2.758% due 09/25/2034		84	72
BA Credit Card Trust
2.501% due 11/15/2013		19,860	19,500
2.671% due 01/15/2013		21,400	21,211
3.051% due 04/15/2013		163,210	162,999
Bay View Auto Trust
5.010% due 06/25/2014		45	45
Bear Stearns Asset-Backed Securities Trust
2.522% due 02/25/2037		7,983	7,774
2.542% due 05/25/2036		740	725
2.552% due 12/25/2036		12,218	11,242
2.572% due 04/25/2036		335	334
2.632% due 01/25/2037		30,701	27,991
2.672% due 01/25/2047		597	576
2.802% due 12/25/2034		10	9
2.882% due 10/27/2032		3,088	2,807
3.142% due 10/25/2032		7,910	6,962
5.695% due 06/25/2043		2,733	2,493
Brazos Student Finance Corp.
2.870% due 06/01/2023		2,917	2,899
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011		43,200	43,364
3.921% due 10/15/2012		41,600	42,000
Carrington Mortgage Loan Trust
2.532% due 08/25/2036		2,958	2,930
2.532% due 01/25/2037		120	116
Cendant Mortgage Corp.
5.988% due 07/25/2043		2,142	2,016
Chase Funding Mortgage Loan Asset-Backed Certificates
3.122% due 08/25/2032		1,666	1,637
3.222% due 10/25/2032		103	95
Chase Issuance Trust
2.721% due 09/15/2011		45,800	45,711
3.371% due 05/16/2011		26,500	26,626
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033		8	7
Citigroup Mortgage Loan Trust, Inc.
2.522% due 09/25/2036		1,810	1,788
2.532% due 11/25/2036		3,018	2,980
2.542% due 05/25/2037		3,188	3,025
2.552% due 12/25/2036		768	743
2.552% due 05/25/2037 (p)		25,289	24,027
5.764% due 01/25/2037		2,600	1,958
CNH Equipment Trust
4.270% due 01/15/2010		7	6
Community Program Loan Trust
4.500% due 10/01/2018		6,646	6,574
4.500% due 04/01/2029		26,000	23,283
Conseco Finance
2.921% due 05/15/2032		145	129
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		20,411	20,254
2.532% due 03/25/2037		18,055	17,629
2.532% due 05/25/2037		1,414	1,380
2.532% due 07/25/2037		132	127
2.532% due 08/25/2037		58,579	57,544
2.532% due 05/25/2047		634	618
2.562% due 06/25/2037		12,666	12,455
2.642% due 02/25/2036		5,844	5,481
2.962% due 12/25/2031		3	2
Credit-Based Asset Servicing & Securitization LLC
2.462% due 01/25/2037		128	124
3.582% due 04/25/2032		571	535
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		395	363
3.132% due 08/25/2032		1,556	1,439
3.182% due 07/25/2032		52	47
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,500	2,425
5.720% due 09/25/2036		4,000	3,276
6.172% due 06/25/2036		5,000	4,168
Daimler Chrysler Auto Trust
5.000% due 02/08/2012		50	51
Delta Funding Home Equity Loan Trust
3.291% due 09/15/2029		210	153
Discover Card Master Trust I
2.846% due 10/16/2013		400	395
Equity One Asset-Backed Securities, Inc.
3.042% due 11/25/2032		155	136
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		2	2
Fieldstone Mortgage Investment Corp.
2.562% due 05/25/2036		188	188
First Alliance Mortgage Loan Trust
3.242% due 03/20/2031		1,205	752
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036		3,613	3,594
2.532% due 10/25/2036		17,233	16,701
2.532% due 11/25/2036		5,923	5,692
2.532% due 03/25/2037		9,458	9,063
2.552% due 12/25/2036		9,872	9,167
2.552% due 12/25/2037		2,420	2,385
2.852% due 12/25/2034		592	495
First USA Credit Card Master Trust
2.641% due 04/18/2011		20,030	20,030
FMAC Loan Receivables Trust
6.500% due 09/15/2020		22	16
7.900% due 04/15/2019		20	20
Ford Credit Auto Owner Trust
3.371% due 01/15/2011		77,600	77,838
3.891% due 06/15/2012		47,400	47,891
4.950% due 03/15/2013		25	25
Franklin Auto Trust
3.482% due 10/20/2011		92,700	92,527
4.062% due 06/20/2012		28,900	28,846
Fremont Home Loan Trust
2.532% due 10/25/2036		8,650	8,443
2.652% due 01/25/2036		8	8
Green Tree Financial Corp.
6.240% due 11/01/2016		36	34
6.480% due 12/01/2030		14	14
6.870% due 04/01/2030		834	772
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	87
GSAA Trust
2.782% due 03/25/2037		5,200	2,606
2.782% due 05/25/2047		1,000	517
GSAMP Trust
2.522% due 08/25/2036		226	224
2.552% due 01/25/2036		1,613	1,545
2.572% due 11/25/2035		1,073	985
2.772% due 03/25/2034		563	555
GSR Mortgage Loan Trust
2.582% due 11/25/2030		11	11
HFC Home Equity Loan Asset-Backed Certificates
2.632% due 03/20/2036		11,814	10,480
2.769% due 01/20/2034		15,545	13,776
2.829% due 09/20/2033		35	33
Home Equity Asset Trust
2.542% due 05/25/2037		21,992	20,882
3.082% due 11/25/2032		154	124
HSBC Asset Loan Obligation
2.542% due 12/25/2036		1,787	1,714
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036		60,145	57,662
IMC Home Equity Loan Trust
7.115% due 07/25/2026		72	72
7.310% due 11/20/2028		41	40
7.500% due 04/25/2026		40	39
7.520% due 08/20/2028		30	30
Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036		3,522	3,511
2.542% due 04/25/2037		108	107
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036		4,762	4,701
2.532% due 07/25/2036		6,812	6,623
2.532% due 10/25/2036		2,551	2,497
2.542% due 05/25/2037		17,745	16,988
2.562% due 08/25/2036		13,560	13,005
2.572% due 10/25/2036		555	533
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037		16,794	15,703
Lehman XS Trust
2.552% due 05/25/2046		137	131
2.562% due 04/25/2046		8,300	8,221
2.562% due 06/25/2046		10,059	9,697
2.562% due 08/25/2046		3,906	3,832
2.572% due 05/25/2046		10,523	10,275
Long Beach Mortgage Loan Trust
2.522% due 07/25/2036		5,058	5,037
2.522% due 11/25/2036		1,508	1,464
2.622% due 02/25/2036		11,741	11,604
2.762% due 10/25/2034		4,796	3,985
MASTR Asset-Backed Securities Trust
2.532% due 03/25/2036		25	25
2.532% due 01/25/2037		298	269
2.542% due 10/25/2036		182	181
2.562% due 01/25/2036		382	381
MBNA Credit Card Master Note Trust
2.461% due 09/15/2011		146,800	146,382
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037		9,165	8,870
Merrill Lynch Mortgage Investors, Inc.
2.512% due 05/25/2037		1,609	1,593
2.552% due 08/25/2036		637	617
2.552% due 02/25/2037		450	448
2.552% due 07/25/2037		20,175	19,610
2.602% due 02/25/2037		7,700	7,241
Mesa Trust Asset-Backed Certificates
2.882% due 12/25/2031		2,010	1,988
Mid-State Trust
6.340% due 10/15/2036		21,596	17,616
7.340% due 07/01/2035		936	945
7.791% due 03/15/2038		3,638	3,229
8.330% due 04/01/2030		18,791	18,581
Morgan Stanley ABS Capital I
2.532% due 07/25/2036		302	288
2.582% due 09/25/2036		200	182
3.282% due 07/25/2037		31,640	28,426
Morgan Stanley Home Equity Loans
2.532% due 12/25/2036		21,642	21,124
2.562% due 12/25/2035		35	35
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		82	81
2.592% due 11/25/2036		200	185
Morgan Stanley Mortgage Loan Trust
2.712% due 02/25/2037		1,700	826
2.842% due 04/25/2037		7,800	4,552
5.726% due 10/25/2036		2,800	2,275
5.750% due 11/25/2036		3,439	2,987
5.750% due 04/25/2037		3,285	2,867
6.000% due 07/25/2047		3,452	2,970
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,942	4,084
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037		14,499	14,034
Nelnet Student Loan Trust
2.801% due 12/24/2018		177	177
2.811% due 12/22/2014		148	148
2.930% due 01/26/2015		272	272
3.010% due 07/25/2016		817	817
New Century Home Equity Loan Trust
2.752% due 09/25/2035		35,031	33,836
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	49
Nomura Asset Acceptance Corp.
2.622% due 01/25/2036		2,600	2,438
Option One Mortgage Loan Trust
2.522% due 02/25/2037		2,776	2,758
Origen Manufactured Housing
3.380% due 08/15/2017		1	1
Ownit Mortgage Loan Asset-Backed Certificates
2.542% due 03/25/2037		3,493	3,459
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047		36,125	34,588
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		224	227
Quest Trust
2.912% due 12/25/2033		281	185
RAAC Series 2007-SP2
2.882% due 06/25/2047		1,700	1,196
Renaissance Home Equity Loan Trust
2.842% due 11/25/2034		177	158
3.182% due 08/25/2032		104	90
5.565% due 02/25/2036		29	29
Residential Asset Mortgage Products, Inc.
2.552% due 05/25/2036		1,727	1,710
2.632% due 11/25/2035		34	34
Residential Asset Securities Corp.
2.532% due 09/25/2036		6,124	6,095
2.552% due 11/25/2036		38	38
2.562% due 10/25/2036		14,791	14,513
Residential Funding Mortgage Securities II, Inc.
2.582% due 12/25/2035		6,519	5,970
Residential Mortgage Loan Trust
3.938% due 09/25/2029		15	15
SACO I, Inc.
2.542% due 05/25/2036		6,988	4,913
2.702% due 06/25/2035		998	908
2.732% due 12/25/2035		277	173
Salomon Brothers Mortgage Securities VII, Inc.
2.782% due 03/25/2032		592	580
3.042% due 09/25/2028		1,650	1,595
Saxon Asset Securities Trust
3.002% due 08/25/2032		809	803
3.022% due 01/25/2032		1	1
Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036		2,526	2,511
2.542% due 12/25/2036		1,014	951
SLM Student Loan Trust
2.900% due 04/25/2014		34,109	34,037
2.910% due 10/25/2016		1,341	1,338
2.910% due 07/25/2017		3,946	3,932
2.910% due 10/25/2018		1,794	1,783
2.920% due 01/25/2016		1,112	1,111
2.936% due 12/15/2033		30,800	30,819
3.220% due 01/25/2015		67,515	67,279
3.514% due 10/25/2017		50,000	49,609
3.714% due 01/25/2019		40,000	39,544
Soundview Home Equity Loan Trust
2.522% due 11/25/2036		22	22
2.532% due 10/25/2036		840	828
2.602% due 03/25/2036		1,585	1,569
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		57	57
2.562% due 12/25/2036		100	100
Structured Asset Investment Loan Trust
3.182% due 04/25/2033		2,194	1,930
Structured Asset Securities Corp.
2.562% due 01/25/2037		23,840	22,677
2.772% due 01/25/2033		6,683	5,674
4.900% due 04/25/2035		30,936	23,838
UPFC Auto Receivables Trust
5.490% due 05/15/2012		32	31
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		21,975	20,732
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		898	877
2.722% due 10/25/2035		80	78
2.722% due 11/25/2035		25,099	24,899
2.732% due 12/25/2035		84,223	81,898
WMC Mortgage Loan Pass-Through Certificates
3.151% due 05/15/2030		2,879	2,865
3.371% due 10/15/2029		996	986

Total Asset-Backed Securities (Cost $2,530,268)			2,473,586

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,484
China Development Bank
5.000% due 10/15/2015		29,300	28,705
Export-Import Bank of Korea
2.920% due 10/04/2011		88,600	88,915
Hydro Quebec
2.560% due 09/29/2049		5,600	4,940
Italy Government International Bond
3.250% due 05/15/2009		160	160
Korea Development Bank
3.019% due 10/31/2008		100	100
4.750% due 07/20/2009		300	301
Korea Expressway Corp.
5.125% due 05/20/2015		100	94
Province of Ontario Canada
5.500% due 10/01/2008		150	151
Russia Government International Bond
8.250% due 03/31/2010		611	638
South Africa Government International Bond
5.875% due 05/30/2022		100	93
6.500% due 06/02/2014		27,000	27,844

Total Sovereign Issues (Cost $155,195)			156,425

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	35,462
8.625% due 05/22/2038	GBP	100,000	194,144
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,000	4,779
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,662
Bauhaus Securities Ltd.
5.168% due 10/30/2052		58	89
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	23,098
Bear Stearns Cos., Inc.
5.034% due 10/20/2009		6,050	9,401
5.137% due 07/27/2012		9,000	13,507
5.208% due 09/26/2013		36,000	53,119
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,611,994
10.000% due 01/01/2013		190,000	100,296
10.000% due 01/01/2017		1,518,624	742,061
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	59,014
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	1,000,000	9,400
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	64,600
Countrywide Financial Corp.
5.258% due 11/23/2010		14,000	20,277
Countrywide Home Loans, Inc.
5.305% due 11/24/2008		33,400	51,551
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,451
5.684% due 12/29/2049	GBP	16,400	27,945
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	28,120
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,245
5.500% due 09/15/2067		151,800	211,467
General Motors Corp.
8.375% due 07/05/2033		25,000	21,324
HBOS PLC
4.875% due 03/29/2049		14,090	17,489
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	7,981
KeyBank N.A.
5.005% due 11/05/2009		2,500	3,804
Keycorp
5.056% due 11/22/2010		14,695	21,908
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	40,234
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	23,650
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	9,502
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	83,490
Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013	EUR	11,308	17,353
6.565% due 11/30/2014		13,540	20,856
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	45,339
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	25,086
Principal Financial Global Funding LLC
5.958% due 03/20/2010	GBP	9,300	18,532
Pylon Ltd.
6.460% due 12/29/2008	EUR	250	392
Silver Arrow S.A.
4.544% due 08/15/2014		52,187	81,714
SLM Corp.
5.158% due 12/15/2010		7,000	9,494
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,346
1.766% due 12/31/2049		1,100,000	10,429
Suntrust Bank
5.072% due 12/20/2011	EUR	10,000	14,676
6.072% due 06/22/2012	GBP	5,000	9,589

Total Foreign Currency-Denominated Issues (Cost $4,562,242)			4,779,870

SHORT-TERM INSTRUMENTS 5.9%
Certificates of Deposit 1.4%
Abbey National Treasury Services PLC
2.409% due 07/02/2008		$386,400	386,400
Bank of Ireland
2.753% due 01/15/2010		34,200	33,699
Calyon Financial, Inc.
2.689% due 01/16/2009		317,800	316,916
5.266% due 06/29/2010		43,140	42,673
Capital One Bank USA N.A.
2.763% due 02/23/2009		100,000	97,694
Fortis Bank NY
2.646% due 09/30/2008		187,070	186,812
HSBC Bank USA N.A.
2.957% due 07/28/2008		74,800	74,816
Lehman Brothers Bank FSB
4.033% due 01/28/2016		100	100
Nordea Bank Finland PLC
2.436% due 04/09/2009		432,700	432,524
Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		7,000	6,998
2.738% due 02/13/2009		237,460	237,321

			1,815,953

Commercial Paper 2.9%
Australia & New Zealand Banking Group Ltd.
2.730% due 09/15/2008		37,100	36,880
2.760% due 09/18/2008		15,800	15,702
Bank of America Corp.
2.450% due 08/01/2008		239,450	238,945
2.500% due 07/17/2008		15,600	15,583
2.700% due 08/05/2008		226,850	226,255
2.700% due 09/19/2008		60,400	60,019
2.730% due 09/22/2008		13,600	13,511
Barclays U.S. Funding Corp.
2.680% due 08/01/2008		400	399
2.680% due 09/02/2008		128,800	128,182
2.690% due 09/04/2008		78,200	77,811
2.780% due 09/23/2008		2,600	2,583
2.780% due 09/26/2008		28,400	28,203
BNP Paribas Finance, Inc.
2.500% due 07/01/2008		47,000	47,000
2.622% due 09/08/2008		33,000	32,824
2.691% due 10/02/2008		4,100	4,069
2.741% due 09/18/2008		13,800	13,714
2.750% due 08/01/2008		29,600	29,530
2.750% due 09/18/2008		6,100	6,062
Calyon Financial, Inc.
2.490% due 07/08/2008		3,000	2,999
CBA (de) Finance
2.540% due 08/04/2008		5,200	5,188
2.650% due 09/15/2008		5,100	5,070
2.700% due 09/26/2008		200	199
Citibank N.A.
3.570% due 10/23/2008		29,200	28,928
Danske Corp.
2.500% due 07/15/2008		1,300	1,299
2.720% due 08/01/2008		14,200	14,167
2.750% due 09/18/2008		600	596
2.750% due 09/22/2008		52,500	52,155
DnB NOR Bank ASA
2.750% due 09/05/2008		30,300	30,147
Federal Home Loan Bank
2.000% due 07/01/2008		665,000	665,000
2.180% due 08/04/2008		1,100	1,098
2.189% due 07/18/2008		800	799
2.190% due 07/24/2008		500	499
2.191% due 07/09/2008		1,000	1,000
2.198% due 07/11/2008		3,300	3,298
2.203% due 07/25/2008		3,100	3,095
2.250% due 08/20/2008		1,400	1,396
2.336% due 08/27/2008		9,800	9,764
General Electric Capital Corp.
2.450% due 08/01/2008		9,500	9,480
ING Funding LLC
2.480% due 08/08/2008		12,800	12,766
2.500% due 08/01/2008		4,500	4,490
2.540% due 08/01/2008		900	898
2.550% due 08/14/2008		100	100
2.730% due 08/14/2008		22,650	22,574
Intesa Funding LLC
2.440% due 07/01/2008		42,100	42,100
2.530% due 07/16/2008		300	300
2.640% due 08/04/2008		500	499
2.790% due 09/24/2008		2,000	1,986
2.800% due 09/26/2008		700	695
Lloyds TSB Bank PLC
2.490% due 07/01/2008		54,400	54,400
Nordea N.A., Inc.
2.620% due 07/09/2008		7,600	7,596
2.700% due 09/25/2008		3,300	3,277
2.770% due 09/29/2008		42,000	41,697
Rabobank USA Financial Corp.
2.240% due 07/01/2008		9,500	9,500
2.450% due 08/04/2008		8,400	8,381
Royal Bank of Scotland Group PLC
2.520% due 08/06/2008		44,100	43,989
2.550% due 08/06/2008		200	199
2.560% due 08/11/2008		2,100	2,094
2.600% due 07/10/2008		4,600	4,597
2.630% due 07/11/2008		3,100	3,098
2.630% due 09/08/2008		43,400	43,169
2.680% due 08/06/2008		7,500	7,480
2.750% due 08/05/2008		600	598
2.770% due 08/05/2008		17,000	16,954
2.770% due 09/17/2008		46,200	45,917
2.790% due 09/22/2008		70,600	70,136
2.860% due 08/06/2008		23,300	23,233
2.860% due 08/07/2008		3,300	3,290
3.150% due 07/22/2008		6,000	5,989
San Paolo U.S. Financial Co.
2.770% due 09/17/2008		4,800	4,771
2.770% due 09/24/2008		174,400	173,223
2.800% due 09/25/2008		22,900	22,743
2.920% due 10/20/2008		23,200	22,991
Santander U.S. Debt S.A. Unipersonal
2.750% due 09/30/2008		10,000	9,927
Societe General N.A.
2.650% due 08/06/2008		16,300	16,257
2.700% due 08/06/2008		12,150	12,117
2.700% due 08/08/2008		1,400	1,396
2.740% due 09/10/2008		340,200	338,329
2.750% due 09/25/2008		35,300	35,058
2.780% due 09/19/2008		5,500	5,465
2.800% due 09/10/2008		3,200	3,182
2.800% due 09/12/2008		6,000	5,966
2.860% due 08/06/2008		91,400	91,139
Svenska Handelsbanken AB
2.510% due 08/20/2008		4,500	4,484
2.590% due 07/07/2008		800	800
2.700% due 09/26/2008		25,000	24,826
UBS Finance Delaware LLC
2.500% due 07/16/2008		4,000	3,996
2.520% due 07/16/2008		1,700	1,698
2.525% due 07/16/2008		3,700	3,696
2.550% due 07/16/2008		4,559	4,554
2.625% due 09/02/2008		110,000	109,472
2.630% due 07/14/2008		9,550	9,541
2.635% due 09/03/2008		72,300	71,946
2.645% due 09/03/2008		152,600	151,854
2.650% due 08/05/2008		3,581	3,572
2.650% due 09/10/2008		51,400	51,117
2.725% due 08/05/2008		3,900	3,890
2.800% due 09/03/2008		5,000	4,976
2.800% due 09/10/2008		9,100	9,050
2.830% due 09/25/2008		20,900	20,757
2.845% due 09/30/2008		29,200	28,987
2.900% due 09/03/2008		7,700	7,662
2.930% due 10/27/2008		24,900	24,659
Unicredito Italiano SpA
2.650% due 08/06/2008		47,100	46,975
2.990% due 09/08/2008		22,600	22,480
3.030% due 08/06/2008		40,400	40,278
Westpac Banking Corp.
2.500% due 08/06/2008		1,900	1,895
2.690% due 08/01/2008		33,000	32,924
2.710% due 08/06/2008		75,300	75,096
2.730% due 09/18/2008		4,000	3,975
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		2,500	2,484

			3,805,659

Repurchase Agreements 1.0%
Deutsche Bank AG
1.500% due 07/01/2008		741,600	741,600

(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% - 9.000% due 11/15/2018 - 02/15/2023 valued at $782,827 and U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $10,632. Repurchase proceeds are $741,631.)

Fixed Income Clearing Corp.
1.650% due 07/01/2008		517,083	517,083

(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $241,089; Federal Home Loan Bank 0.000% - 2.550% due 09/12/2008 - 09/19/2008 valued at $118,038; and Freddie Mac 5.000% due 09/16/2008 valued at $168,300. Repurchase proceeds are $517,107.)

Lehman Brothers, Inc.
1.250% due 07/01/2008		1,400	1,400
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $1,436. Repurchase proceeds are $1,400.)

			1,260,083

U.S. Treasury Bills 0.6%
1.795% due 08/28/2008 - 09/25/2008 (e)(h)(i)		720,405	716,504

Total Short-Term Instruments (Cost $7,604,081)			7,598,199

Purchased Options (n) 0.2% (Cost $632,266)			257,918
Total Investments 108.3% (Cost $141,815,662)			$139,836,053
Written Options (o) (0.3%) (Premiums $682,981)			(385,350)
Other Assets and Liabilities (Net) (8.0%)			(10,365,106)

Net Assets 100.0%			$129,085,597

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Payment in-kind bond security.

(e) Coupon represents a weighted average rate.

(f) Security becomes interest bearing at a future date.

(g) Principal amount of security is adjusted for inflation.

(h) Securities with an aggregate market value of $694,227 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(i) Securities with an aggregate market value of $994 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(j) Securities with an aggregate market value of $274,097 and cash of $113,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(k) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $6,544,598 at a weighted average interest rate of 2.395%. On June 30, 2008, securities valued at $6,680,639 were pledged as collateral for reverse repurchase agreements.

(l) Securities with an aggregate market value of $4,235 and cash of $682,029 have been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2008	7,436	$152
90-Day Euribor June Futures	Long	06/2009	4,202	(859)
90-Day Euribor March Futures	Long	03/2009	7,094	(262)
90-Day Eurodollar December Futures	Long	12/2008	143,041	556,541
90-Day Eurodollar December Futures	Long	12/2009	41,510	(60,709)
90-Day Eurodollar June Futures	Long	06/2009	81,416	(61,875)
90-Day Eurodollar March Futures	Long	03/2009	77,979	60,087
90-Day Eurodollar March Futures	Long	03/2010	31,801	(44,465)
90-Day Eurodollar September Futures	Long	09/2008	26,405	11,486
90-Day Eurodollar September Futures	Long	09/2009	59,444	(70,429)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	48,197	34,865
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	199	359
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	19,575	(41,855)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(6,684)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	(12,775)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	(19,567)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	(49,427)

				$294,583

(m) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation )
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%)	12/20/2016	BEAR	$10,000	$103
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	BOA	50,000	(1,722)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	GSC	90,000	(425)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%	06/20/2009	DUB	25,000	(90)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%	03/20/2013	DUB	25,000	(421)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%	03/20/2013	JPM	10,000	(160)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%	03/20/2013	DUB	10,000	(149)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	CSFB	10,000	(145)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	DUB	25,000	(361)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	BCLY	18,900	(266)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	CSFB	10,000	(141)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	DUB	20,000	(281)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	GSC	10,000	(141)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	BCLY	30,000	(410)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	CSFB	20,000	(273)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%	03/20/2013	BCLY	25,000	(337)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%	03/20/2013	DUB	20,000	(265)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%	03/20/2013	DUB	10,000	(53)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%	03/20/2013	CSFB	20,000	(99)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%	03/20/2013	BOA	20,000	(83)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%	03/20/2013	CITI	9,600	(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%	03/20/2013	LEH	24,700	55
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%	03/20/2013	UBS	25,000	95
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%	03/20/2013	CSFB	15,000	69
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.120%	06/20/2013	DUB	15,000	(635)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.130%	06/20/2013	BCLY	25,000	(1,048)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.130%	06/20/2013	DUB	50,000	(2,096)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.150%	06/20/2013	GSC	10,000	(411)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.510%	06/20/2013	DUB	20,000	(524)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.530%	06/20/2013	DUB	40,900	(1,038)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.630%	06/20/2013	DUB	25,000	(531)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.650%	06/20/2013	GSC	25,000	(510)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	06/20/2013	DUB	25,000	(355)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%)	09/20/2012	MSC	10,000	29
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%)	06/20/2011	LEH	10,600	86
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	RBS	10,000	139
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%)	03/20/2011	CSFB	10,000	37
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%	03/20/2013	BNP	25,000	(211)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%	03/20/2013	CITI	10,000	(55)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%	03/20/2013	MSC	20,000	(105)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%	03/20/2013	RBS	10,000	(42)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%	03/20/2013	BNP	10,000	(34)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%	03/20/2013	UBS	10,000	(29)
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	MLP	5,000	307
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	UBS	35,000	2,150
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	RBS	10,000	(122)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	LEH	10,000	26
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%)	09/20/2009	BEAR	5,000	(1)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH	35,000	118
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	BOA	10,000	225
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	UBS	10,000	350
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	LEH	25,000	480
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	2,500	19
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	LEH	50,000	418
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	MSC	50,000	419
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	BCLY	15,000	82
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	7,500	41
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	BCLY	20,900	516
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	MSC	47,000	1,244
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	MLP	15,000	382
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	LEH	30,000	777
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	LEH	25,000	107
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	LEH	25,000	978
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	6,900	297
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	CSFB	10,000	468
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	MSC	6,000	77
California State General Obligation Bonds, Series 2003, 5.250% due 02/01/2018	Sell	0.560%	03/20/2018	LEH	25,000	60
California State General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.610%	03/20/2018	GSC	25,000	150
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%)	12/20/2012	BOA	10,000	261
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%)	09/20/2011	UBS	7,000	924
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%)	12/20/2016	BCLY	13,000	262
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%)	09/20/2012	BEAR	15,000	384
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	LEH	50,000	(182)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	6,000	(924)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2009	RBS	25,000	(509)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%	03/20/2009	DUB	10,000	(197)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	JPM	25,000	(1,102)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	RBS	25,000	(1,102)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	JPM	10,000	(434)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	RBS	15,000	(650)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2010	DUB	15,000	(606)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%	03/20/2010	BNP	10,000	(397)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%)	06/20/2015	BCLY	11,000	774
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%)	12/20/2017	DUB	30,000	1,332
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	LEH	25,000	(913)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	359,600	(10,266)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	BOA	20,000	(442)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	UBS	20,000	(442)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%	03/20/2013	DUB	10,000	(217)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%)	12/20/2017	JPM	10,000	423
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%)	12/20/2017	HSBC	3,000	129
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%)	12/20/2017	JPM	10,000	465
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%)	12/20/2014	BOA	10,600	296
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	CITI	10,200	407
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR	10,300	142
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%)	09/20/2011	BCLY	15,000	273
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	BCLY	15,000	(239)
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%)	03/20/2014	MSC	11,500	496
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%)	03/20/2016	BEAR	15,000	684
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.750%	12/20/2008	BCLY	15,000	209
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.750%	12/20/2008	JPM	5,000	70
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	6.150%	12/20/2008	DUB	25,000	433
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.725%	06/20/2009	CSFB	20,000	270
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.800%	06/20/2009	CSFB	5,000	74
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.300%	06/20/2009	BCLY	5,000	94
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.450%	06/20/2009	RBS	5,000	101
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.700%	06/20/2009	RBS	3,000	68
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	6.000%	06/20/2009	RBS	25,000	640
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	8.750%	06/20/2009	GSC	10,000	578
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	9.500%	06/20/2009	MLP	10,000	655
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.100%	06/20/2010	BCLY	18,000	401
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.150%	06/20/2010	RBS	3,000	125
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	2.900%	06/20/2013	GSC	25,000	746
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011	BEAR	10,600	328
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011	CSFB	10,200	93
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011	RBS	6,200	59
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010	BEAR	10,000	33
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	BCLY	15,000	117
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011	RBS	10,000	95
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655%)	03/20/2011	BEAR	10,000	27
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%)	03/20/2011	BEAR	10,000	62
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	31,200	29
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%)	03/20/2016	MLP	15,000	273
Dominion Resources, Inc. 6.400% due 06/15/2018	Buy	(0.750%)	06/20/2018	JPM	2,000	12
Dominion Resources, Inc. 6.400% due 06/15/2018	Buy	(0.740%)	06/20/2018	CITI	20,000	136
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%)	12/20/2016	DUB	10,000	247
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011	LEH	10,300	180
Enterprise Products Operating LP 7.500% due 02/01/2011	Buy	(0.200%)	03/20/2011	MLP	10,700	204
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015	MLP	10,000	388
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	03/20/2013	BCLY	50,000	(230)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	75,000	(312)
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%	03/20/2013	BNP	50,000	(101)
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%	03/20/2013	LEH	50,000	28
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	DUB	8,400	41
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	RBS	15,000	73
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%	03/20/2013	RBS	50,000	414
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%)	12/20/2011	MLP	10,000	207
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	CITI	10,000	71
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	LEH	15,000	107
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	CSFB	10,000	(97)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	JPM	10,000	(1,299)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	UBS	10,000	(1,357)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	MSC	10,000	(1,601)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	UBS	5,000	(800)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	LEH	10,000	(1,599)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	BNP	10,000	(1,783)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	UBS	25,000	(4,448)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	MSC	20,000	(3,546)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	JPM	15,000	(2,629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	DUB	10,000	(1,720)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	DUB	10,000	(1,718)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	UBS	25,000	(4,280)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	DUB	10,000	(1,706)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	DUB	10,000	(1,687)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	DUB	10,000	(1,667)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	GSC	10,000	(1,661)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	LEH	10,000	(1,661)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	JPM	10,000	(1,606)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	DUB	25,000	(4,654)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	DUB	10,000	(2,363)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	5,800	(1,370)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	10,000	(2,290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	JPM	10,000	(1,932)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	5,100	(985)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	3,500	(674)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	GSC	10,000	(1,912)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	DUB	10,000	(1,900)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	8,000	(1,520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	4,100	(774)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	CITI	10,000	(1,888)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	DUB	10,000	(1,876)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	3,100	(73)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	3,000	(66)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	6,900	(182)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI	25,000	(297)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	MLP	3,200	(52)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.400%	06/20/2009	MLP	3,400	(153)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	GSC	12,800	(2,401)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	LEH	40,000	6,349
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	JPM	6,500	415
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%)	06/20/2011	BEAR	10,500	299
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	66,400	33
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.700%	03/20/2009	BNP	13,600	(14)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	116,600	(82)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2009	BOA	10,000	(25)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI	27,100	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	03/20/2009	DUB	65,000	(124)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	03/20/2009	BOA	13,600	6
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	06/20/2009	DUB	50,000	(114)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	06/20/2009	GSC	75,000	(176)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2009	LEH	20,000	(43)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%	06/20/2009	UBS	10,000	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	LEH	50,000	(886)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	BOA	50,000	(884)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	6,500	(60)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2010	BOA	25,000	(215)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2010	DUB	20,200	(174)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2010	MLP	15,000	(129)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.850%	06/20/2010	BCLY	17,500	(139)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	6,400	(68)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	7,200	(71)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	22,800	(220)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	12/20/2010	DUB	10,400	(98)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	32,500	(646)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2011	BNP	10,000	(169)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.960%	06/20/2011	GSC	14,000	(181)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	33,800	(1,241)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%	03/20/2013	BCLY	50,000	(1,412)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%	03/20/2013	BCLY	25,000	(17)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.280%	06/20/2013	BCLY	40,000	(580)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.280%	06/20/2013	GSC	10,000	(145)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	JPM	10,000	(786)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%)	03/20/2012	BEAR	10,400	104
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	11,700	(249)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	MLP	25,000	(249)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	30,300	(9,841)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	DUB	6,400	(2,079)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	7,000	(2,265)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	CITI	6,400	(2,063)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	14,600	(4,706)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	CITI	7,700	(2,476)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	7,600	(2,444)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	7,200	(2,285)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	18,200	(5,754)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	GSC	15,000	(4,739)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	14,100	(4,272)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	34,900	(10,991)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	15,000	(4,706)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(3,137)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(3,125)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(3,125)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(3,125)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(3,122)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(3,108)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(4,632)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(4,632)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(1,359)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(3,088)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(9,171)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	10,000	(3,076)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(3,063)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(6,126)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(3,063)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(3,014)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(7,535)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(1,507)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(3,002)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(3,002)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(4,484)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(7,258)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(2,767)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(1,384)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(4,114)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(2,743)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	9,400	(2,555)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%	12/20/2012	DUB	10,000	(2,716)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%	12/20/2012	GSC	25,000	(6,691)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	CSFB	5,000	(532)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	DUB	30,000	(3,116)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	GSC	30,000	(7,449)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%	03/20/2013	BOA	10,000	(2,470)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%	03/20/2013	BOA	10,000	(2,438)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%	03/20/2013	GSC	10,000	(2,428)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%	03/20/2013	RBS	10,000	(2,407)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%	03/20/2013	BOA	25,000	(5,880)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%	03/20/2013	CITI	10,000	(2,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%	03/20/2013	DUB	25,000	(5,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%	03/20/2013	BOA	25,000	(5,483)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	CITI	10,000	(2,130)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	DUB	10,000	(2,130)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	4,900	(1,044)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	BCLY	5,000	(638)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	BOA	20,200	(2,729)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	CITI	40,000	(5,355)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	DUB	36,700	(5,401)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	GSC	35,000	(4,798)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	MSC	5,000	(688)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	RBS	5,000	(751)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	BOA	50,000	8,226
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011	JPM	10,000	1,955
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	DUB	20,000	4,495
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%)	06/20/2011	RBS	15,000	4,667
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	1,400	(38)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	GSC	50,000	(1,060)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	MLP	25,000	(530)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	MLP	50,000	(1,054)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	DUB	15,000	(308)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	JPM	35,000	(670)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	LEH	20,000	(370)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	CITI	25,000	(456)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	3,800	(69)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	BCLY	25,000	(446)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	7,700	510
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,800	(310)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%	03/20/2009	JPM	10,000	(384)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,800	(257)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MSC	2,500	5
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	GSC	50,000	(6,898)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	LEH	25,000	(3,449)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	UBS	25,000	(3,449)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	LEH	25,000	(3,371)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	GSC	25,000	(3,358)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	12,000	(3,591)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	DUB	10,000	(2,942)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	RBS	10,000	(287)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	JPM	20,000	(409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	7,000	(135)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	MSC	25,000	(464)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	UBS	5,000	(83)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(80)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016	BEAR	10,000	625
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%)	03/20/2012	BEAR	15,400	(3)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	BEAR	8,200	4
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011	JPM	5,000	293
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%)	09/20/2011	CSFB	7,350	447
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%)	09/20/2016	MLP	13,500	1,315
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	16,700	(81)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	BNP	15,000	1,077
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	BEAR	10,000	317
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	33,000	(53)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	3,500	(5)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	17,000	(25)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	4,440	(12)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	14,300	(29)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	32,000	(286)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	44,300	(1,522)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	RBS	50,000	(1,686)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	24,270	(1,133)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	GSC	15,000	1,669
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	MLP	20,000	2,191
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	LEH	20,000	2,166
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%)	03/20/2010	MSC	9,700	251
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%)	03/20/2012	BCLY	10,000	2,056
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%)	12/20/2013	MSC	10,000	2,350
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010	DUB	17,500	302
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011	CSFB	9,000	94
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	BEAR	20,000	789
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%	03/20/2013	LEH	10,000	(71)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%	03/20/2013	MSC	19,000	(127)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%	03/20/2013	RBS	10,000	(62)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%	03/20/2013	BNP	10,000	(58)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BNP	15,000	(56)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BOA	10,000	(37)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%	03/20/2013	DUB	25,000	876
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%)	12/20/2011	CSFB	20,000	4,289
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	DUB	10,000	2,149
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011	LEH	10,500	17
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011	RBS	10,500	47
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%)	12/20/2011	BEAR	10,000	232
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	BEAR	10,000	236
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%)	06/20/2012	BEAR	10,400	278
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%)	03/20/2013	MSC	5,000	28
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%)	09/20/2011	RBS	10,300	1,582
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	RBS	18,000	1,449
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	BCLY	29,200	(284)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	56,200	(529)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	RBS	10,000	(771)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	MLP	10,000	(667)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011	DUB	9,000	1,515
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%)	03/20/2016	BEAR	9,800	98
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	BEAR	20,000	225
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009	BOA	5,000	89
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%)	09/20/2009	CSFB	10,000	181
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%)	06/20/2012	CITI	15,000	1,076
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012	MSC	5,000	365
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%)	09/20/2013	MSC	10,800	888
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%)	06/20/2011	JPM	10,300	48
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015	BEAR	10,000	49
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%)	12/20/2012	MLP	10,500	165
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	RBS	10,000	(721)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	CSFB	5,000	(309)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	BCLY	5,000	(302)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	2,200	2
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	HSBC	15,000	(6)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	6,950	(143)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	41,200	(851)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%)	09/20/2013	LEH	15,000	413
Morgan Stanley 6.600% due 04/01/2012	Sell	2.100%	06/20/2009	BCLY	25,000	(77)
Morgan Stanley 6.600% due 04/01/2012	Sell	2.150%	06/20/2009	DUB	21,200	(54)
Morgan Stanley 6.600% due 04/01/2012	Sell	1.850%	06/20/2010	RBS	6,100	(70)
Morgan Stanley 6.600% due 04/01/2012	Sell	1.863%	06/20/2010	DUB	40,000	(453)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	RBS	10,000	(591)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	GSC	5,000	(240)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(236)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	LEH	20,000	1,962
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS	15,000	1,490
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015	BEAR	10,000	950
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	23,800	32
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	34,600	51
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	18,000	(96)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	44,300	(1,411)
Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	MSC	50,000	(1,560)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	45,400	(1,817)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	45,400	(1,725)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	58,600	659
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	JPM	49,900	586
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	29,600	348
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011	DUB	13,600	332
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	LEH	10,000	76
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010	CITI	14,000	123
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%)	03/20/2013	RBS	12,400	407
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%)	03/20/2010	JPM	5,000	9
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%)	06/20/2016	MSC	9,600	180
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%)	12/20/2016	BEAR	10,200	76
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	MLP	20,000	1,149
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%)	09/20/2013	CSFB	10,000	34
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	9,800	(9)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	12,000	(10)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	8,600	(6)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	12,600	(115)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	44,400	(372)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	HSBC	4,600	(37)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	2,800	(78)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	14,400	(477)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	BEAR	10,000	(310)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	DUB	20,000	(772)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	20,000	(772)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%)	12/20/2014	LEH	10,000	399
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	29,000	13
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	4,900	7
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	19,000	(5)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	29,000	15
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	13,000	8
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,500	4
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	DUB	300	(1)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%)	12/20/2013	MSC	10,000	339
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%)	09/20/2016	BEAR	9,500	3,198
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%)	09/20/2016	LEH	15,000	5,072
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%)	12/20/2015	MSC	5,000	261
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%)	12/20/2011	BOA	15,000	377
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	370,000	(136)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%	03/20/2013	GSC	10,000	345
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%)	12/20/2015	BCLY	8,000	357
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	CSFB	3,000	26
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	CSFB	5,000	44
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	GSC	5,000	44
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	CSFB	2,000	37
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	BOA	5,000	104
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%)	06/20/2011	BOA	10,700	207
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%)	06/20/2012	MLP	5,000	61
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	MLP	25,000	(8,611)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%)	09/20/2012	LEH	5,000	1,562
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	21,700	45
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	43,000	(26)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	12,800	(4)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	BCLY	17,000	(28)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	MSC	22,400	(582)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	JPM	22,400	(553)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	06/20/2011	BEAR	5,300	80
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	BCLY	10,500	47
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%)	06/20/2010	JPM	8,000	118
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%)	09/20/2011	RBS	5,100	134
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	BCLY	25,000	(390)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%	03/20/2009	GSC	25,000	(335)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	JPM	10,000	(109)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC	15,000	(152)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%	03/20/2009	BCLY	10,000	(87)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BOA	10,000	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	MLP	25,000	(116)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2009	CITI	75,000	(321)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	03/20/2009	JPM	35,000	(47)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%	03/20/2009	MLP	20,000	9
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%	03/20/2009	MLP	50,000	151
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%	06/20/2009	BOA	50,000	(385)
SLM Corp. 5.125% due 08/27/2012	Sell	4.910%	06/20/2009	DUB	20,200	13
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	06/20/2009	MSC	7,000	11
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	06/20/2009	RBS	5,000	11
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	500	1
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%	03/20/2010	DUB	20,000	(316)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	BNP	5,000	(73)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%	06/20/2010	BOA	50,000	(1,114)
SLM Corp. 5.125% due 08/27/2012	Sell	4.660%	06/20/2010	GSC	25,000	(347)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%	03/20/2011	RBS	10,000	(293)
SLM Corp. 5.375% due 05/15/2014	Buy	(3.000%)	06/20/2018	DUB	10,000	434
SLM Corp. 8.450% due 06/15/2018	Buy	(3.250%)	06/20/2018	DUB	10,000	283
SLM Corp. 8.450% due 06/15/2018	Buy	(3.200%)	06/20/2018	BOA	10,000	314
SLM Corp. 8.450% due 06/15/2018	Buy	(3.200%)	06/20/2018	RBS	8,000	253
SLM Corp. 8.450% due 06/15/2018	Buy	(3.000%)	06/20/2018	BOA	2,000	87
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%)	03/20/2012	LEH	11,000	853
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	RBS	12,000	596
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%)	09/20/2013	MSC	9,800	583
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%)	06/20/2011	LEH	5,600	84
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%	03/20/2013	BNP	30	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	29,000	(141)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	9,000	(43)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	800	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	14,000	(67)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	23,580	(126)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	14,600	(97)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	47,600	(361)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	31,000	(341)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	DUB	8,000	(407)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011	MSC	5,200	37
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS	10,000	(203)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	DUB	10,000	(350)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%	03/20/2013	MSC	15,000	(518)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%	03/20/2013	RBS	10,000	155
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%	03/20/2013	DUB	10,000	355
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	39,100	1,420
WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165%)	03/20/2011	RBS	11,000	231
WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100%)	03/20/2012	LEH	10,800	345
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	BOA	8,000	(89)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	LEH	10,000	(111)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	MSC	10,000	(111)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%	03/20/2013	UBS	22,000	(198)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%	03/20/2013	BOA	25,000	(204)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	GSC	10,000	570
Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%)	06/20/2011	JPM	12,500	214
Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	MSC	10,000	76
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%)	01/20/2009	MLP	10,500	13
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	BCLY	10,600	973
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%)	12/20/2011	JPM	11,250	362

						$(299,222)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,865
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	2,105
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,927
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,851
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	544,800	38,048
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(3,451)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,366	(3,136)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(3,723)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(2,535)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(2,883)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(3,092)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(1,953)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(479)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(1,545)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(3,997)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(1,960)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(1,422)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,343)
Dow Jones CDX N.A. IG9 Index	Sell	0.530%	12/20/2012	DUB	219,100	10
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	717
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	105
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	618
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	77
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	172
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	110
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	222
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	2,481
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,736
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	1,638
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	2,655
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(169)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	(38)
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	(15)
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	35
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	48
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	798
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	264
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	824,000	2,055
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	2,086,800	2,358
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	538,700	3,928
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MLP	165,400	763
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	2,670,000	10,147
Dow Jones CDX N.A. IG10 Index	Sell	0.461%	06/20/2013	MLP	250,000	718
Dow Jones CDX N.A. IG10 Index	Sell	0.463%	06/20/2013	GSC	169,600	496
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	137,000	6
Home Equity Index AA Rating 2006-1	Sell	0.320%	07/25/2045	DUB	25,000	(2,477)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CITI	24,549	234
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	24,549	203

						$45,006

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(7,329)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(14,799)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(7,521)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(2,132)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	(133)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	4,193
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	5,503
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		123,100	(826)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		5,321,580	(9,896)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,287,600	(16,964)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		229,300	(1,737)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		668,000	(2,782)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	(6,678)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,606,500	(12,398)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		483,300	(2,520)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		81,604	(881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		481,850	(545)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		472,120	(3,490)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		87,000	(215)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,974,062	(10,642)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		508,900	(1,794)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		753,400	(6,121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(321)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		195,800	(923)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	1,066
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(4,153)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	1,583
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,381,200	(30,456)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(10,574)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(1,568)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		216,750	(6,257)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		470,800	(12,172)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		221,410	(4,749)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		683,320	(15,739)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	(1,560)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	(996)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	(1,146)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(6,239)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(15,557)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(3,552)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(3,678)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(4,367)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(1,996)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(16,015)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	(2,617)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	(10,271)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(13,163)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	10,252
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(3,984)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(2,334)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(20,996)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(3,835)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(330)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	7
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(665)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	675
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(1,844)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	(2,966)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	(6,176)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	(1,145)
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(18,876)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	(5,357)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(15,071)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(6,046)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(7,191)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(11,639)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	698
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	(6,421)
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(142)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(2,215)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(15,671)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	3,584
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	2,211
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	29,338
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	20,067
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	40,070
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(8,024)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(2,370)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(376)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(2,221)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	416
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	2,028
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	7,940
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(13,341)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(3,934)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(4,512)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(3,298)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		282,200	(3,529)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		282,400	(3,597)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	(4,478)
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	(75)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	(1,628)
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		193,200	2,427
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(9,339)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		$117,000	536
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		500,000	(434)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(2,060)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(1,602)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(469)

							$(343,059)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date		Notional Amount	Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	Pay	$(3,698)	12/24/2008	EUR	253,900	$1

(n) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$92.250	09/15/2008	128	$1	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$39,990
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	21,616
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	16,485
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,316,500	71,440	33,977
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	17,112
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	36,892
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	11,527
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	7,782
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	8,480
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	49,397
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	14,659

							$632,265	$257,917

(o) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	31,912	$18,272	$11,901
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	31,912	29,022	10,205

				$47,294	$22,106

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$44,347
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	12,216
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	15,343
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	13,828
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	23,166
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	2,439,500	77,221	47,735
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	18,749
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	59,944
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	20,704
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	11,965
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	9,790
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	69,390
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	16,067

							$635,687	$363,244

(p) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.552%	05/25/2037	05/16/2007	$25,289	$24,027	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	257	233	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	139	138	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	16	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,661	35,652	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	700	689	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,760	2,717	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	98	0.00%

				$59,921	$63,577	0.05%

(q) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Fannie Mae	4.500%	12/01/2023	$331,000	$322,519	$319,932
Fannie Mae	5.000%	07/01/2038	59,800	57,173	57,324
Fannie Mae	5.500%	07/01/2038	2,669,600	2,644,109	2,631,641
Freddie Mac	5.000%	07/01/2038	25,300	24,085	24,245
Ginnie Mae	5.500%	07/01/2038	900	884	896
Ginnie Mae	6.000%	07/01/2038	71,000	72,353	72,076
U.S. Treasury Notes	2.000%	02/28/2010	810,100	802,868	810,425
U.S. Treasury Notes	2.125%	01/31/2010	1,219,300	1,209,546	1,225,069
U.S. Treasury Notes	2.125%	04/30/2010	3,883,600	3,831,682	3,874,496
U.S. Treasury Notes	2.750%	02/28/2013	15,300	14,759	15,114
U.S. Treasury Notes	2.875%	01/31/2013	272,700	264,605	271,844
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,686,664	2,708,147
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,303,366	1,314,428
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,172,167	2,190,714
U.S. Treasury Notes	3.500%	02/15/2010	406,800	413,020	420,341
U.S. Treasury Notes	4.250%	08/15/2013	341,700	355,929	362,781
U.S. Treasury Notes	4.250%	11/15/2013	792,600	831,376	833,547
U.S. Treasury Notes	4.500%	05/15/2017	1,535,980	1,586,654	1,615,268

				$18,593,759	$18,748,288

(3)	Market value includes $86,189 of interest payable on short sales.

(r) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	502,666	04/2009	$0	$(1,423)	$(1,423)
Buy	AUD	2,030	07/2008	14	0	14
Buy	BRL	4,201,017	07/2008	288,099	0	288,099
Sell		4,201,017	07/2008	0	(207,763)	(207,763)
Buy		1,448,376	12/2008	96,610	0	96,610
Sell		4,237,053	12/2008	0	(152,958)	(152,958)
Buy	CAD	962	08/2008	0	(8)	(8)
Buy	CNY	2,172,103	11/2008	4,132	0	4,132
Sell	EUR	1,495,448	07/2008	0	(24,023)	(24,023)
Sell	GBP	1,666,064	08/2008	0	(18,378)	(18,378)
Buy	IDR	700,434,000	10/2008	658	0	658
Buy	INR	6,151,128	08/2008	0	(13,090)	(13,090)
Sell		284,897	08/2008	395	0	395
Buy		8,688,107	11/2008	0	(16,996)	(16,996)
Sell	JPY	47,368,421	07/2008	0	(7,397)	(7,397)
Buy	KRW	289,595,238	08/2008	0	(32,073)	(32,073)
Sell		289,595,478	08/2008	994	(174)	820
Buy	KWD	10,922	04/2009	0	(449)	(449)
Buy	MXN	5,080,421	07/2008	39,339	0	39,339
Sell		5,080,421	07/2008	0	(24,717)	(24,717)
Buy		93	11/2008	0	0	0
Buy	MYR	955,795	11/2008	0	(3,939)	(3,939)
Buy		543,048	02/2009	0	(3,440)	(3,440)
Sell	NZD	106,557	07/2008	0	(503)	(503)
Buy	PHP	10,894,950	08/2008	13	(3,728)	(3,715)
Buy	PLN	85,694	07/2008	7,098	0	7,098
Sell		85,694	07/2008	0	(5,758)	(5,758)
Buy		1,326	11/2008	11	0	11
Buy		1,704	05/2009	23	0	23
Buy	RUB	14,749,721	07/2008	42,167	0	42,167
Sell		14,749,721	07/2008	0	(22,351)	(22,351)
Buy		112,495	11/2008	234	0	234
Sell		22,136	11/2008	0	(61)	(61)
Buy		4,103,591	05/2009	2,347	0	2,347
Sell		90,360	05/2009	0	(72)	(72)
Buy	SAR	884,562	04/2009	0	(2,432)	(2,432)
Buy	SEK	400,798	09/2008	296	0	296
Buy	SGD	1,122,388	11/2008	15,497	0	15,497
Buy	ZAR	179,933	07/2008	0	(2,654)	(2,654)
Sell		179,933	07/2008	0	(680)	(680)
Buy		179,933	12/2008	654	0	654

				$498,581	$(545,067)	$(46,486)

(s) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$139,196,098	$639,955	$139,836,053
Other Financial Instruments++	294,599	(19,633,372)	(57,853)	(19,396,626)

Total	$294,599	$119,562,726	$582,102	$120,439,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$506,523	$477,321	$735	$(10,059)	$(334,565)	$639,955
Other Financial Instruments++	(21,462)	0	0	(38,451)	2,060	(57,853)

Total	$485,061	$477,321	$735	$(48,510)	$(332,505)	$582,102

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund II

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 32.0%
Banking & Finance 25.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,092
American Express Bank FSB
2.542% due 10/20/2009	4,600	4,541
6.000% due 09/13/2017	4,000	3,872
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,872
American Express Co.
7.000% due 03/19/2018	200	203
American Express Credit Corp.
2.508% due 11/09/2009	6,600	6,446
5.875% due 05/02/2013	2,800	2,788
American International Group, Inc.
2.521% due 06/16/2009	4,800	4,713
5.050% due 10/01/2015	1,000	909
Bank of America Corp.
2.904% due 11/06/2009	2,700	2,676
8.000% due 12/29/2049	26,600	24,984
8.125% due 12/29/2049	27,900	26,408
Bank of America N.A.
2.638% due 02/27/2009	4,900	4,883
6.000% due 10/15/2036	1,300	1,157
6.100% due 06/15/2017	16,100	15,624
Bear Stearns Cos., Inc.
2.728% due 02/23/2010	4,000	3,924
2.768% due 08/21/2009	14,800	14,633
3.199% due 01/30/2009	4,900	4,883
3.218% due 07/19/2010	5,900	5,789
Citigroup Funding, Inc.
2.481% due 04/23/2009	8,600	8,488
2.667% due 12/08/2008	6,800	6,748
2.809% due 06/26/2009	3,000	2,959
Citigroup, Inc.
2.831% due 12/28/2009	4,800	4,684
2.848% due 12/26/2008	9,800	9,762
5.300% due 10/17/2012	1,000	977
5.500% due 08/27/2012	2,600	2,567
5.500% due 04/11/2013	11,200	10,947
5.850% due 07/02/2013	700	694
6.000% due 08/15/2017	7,900	7,559
8.400% due 04/29/2049	25,000	23,796
Credit Suisse USA, Inc.
2.876% due 08/15/2010	13,987	13,766
Fifth Third Bancorp
8.250% due 03/01/2038	16,000	13,005
General Electric Capital Corp.
2.888% due 01/20/2010	9,000	8,967
2.918% due 10/21/2010	800	795
2.937% due 10/26/2009	15,500	15,450
5.875% due 01/14/2038	10,200	9,287
Goldman Sachs Group LP
3.538% due 01/20/2009	5,000	4,995
Goldman Sachs Group, Inc.
2.800% due 11/16/2009	11,400	11,242
2.841% due 12/23/2008	100	100
2.891% due 12/22/2008	5,000	4,882
5.625% due 01/15/2017	5,800	5,390
5.950% due 01/18/2018	7,100	6,838
6.150% due 04/01/2018	3,700	3,601
6.250% due 09/01/2017	6,300	6,247
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	69,249
HSBC Finance Corp.
2.866% due 03/12/2010	9,100	8,849
2.878% due 10/21/2009	3,000	2,930
3.000% due 11/16/2009	8,400	8,288
JPMorgan Chase & Co.
2.532% due 06/26/2009	3,300	3,291
2.810% due 05/07/2010	5,800	5,745
6.000% due 01/15/2018	1,700	1,661
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,600	7,406
JPMorgan Chase Capital XX
6.550% due 09/29/2036	800	695
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	12,664
KeyBank N.A.
4.682% due 06/02/2010	5,600	5,582
Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010	1,700	1,576
2.820% due 11/16/2009	14,700	14,013
2.851% due 12/23/2008	800	785
3.010% due 01/23/2009	6,100	5,970
5.625% due 01/24/2013	3,100	2,938
6.875% due 05/02/2018	1,200	1,165
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	4,800	4,603
2.768% due 08/14/2009	8,100	7,845
2.831% due 12/22/2008	3,700	3,676
2.960% due 10/23/2008	5,000	4,971
6.400% due 08/28/2017	4,400	4,090
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,316
Metropolitan Life Global Funding I
2.759% due 05/17/2010	7,500	7,400
Morgan Stanley
2.521% due 11/21/2008	3,300	3,286
2.803% due 01/15/2010	10,900	10,546
2.820% due 05/07/2009	7,400	7,286
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,804
5.550% due 04/27/2015	4,000	3,950
SLM Corp.
3.060% due 07/27/2009	2,900	2,720
State Street Capital Trust III
8.250% due 12/29/2049	3,500	3,570
State Street Capital Trust IV
3.776% due 06/15/2037	600	463
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	19,808
USB Capital IX
6.189% due 04/15/2049	700	532
Wachovia Corp.
2.843% due 10/15/2011	13,600	12,929
2.949% due 10/28/2008	6,100	5,975
5.625% due 10/15/2016	1,300	1,185
5.750% due 02/01/2018	1,300	1,189
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	25,270
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,465

		608,829

Industrials 6.0%
Amgen, Inc.
6.900% due 06/01/2038	15,600	16,009
Comcast Corp.
5.875% due 02/15/2018	1,100	1,061
6.450% due 03/15/2037	1,100	1,029
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,556
Daimler Finance North America LLC
3.138% due 03/13/2009	9,800	9,772
3.218% due 03/13/2009	7,000	6,989
Dell, Inc.
5.650% due 04/15/2018	6,000	5,809
El Paso Corp.
6.750% due 05/15/2009	16,700	16,857
General Electric Co.
2.717% due 12/09/2008	5,500	5,498
General Mills, Inc.
3.038% due 01/22/2010	3,500	3,457
International Business Machines Corp.
5.700% due 09/14/2017	30,100	30,647
Oracle Corp.
4.950% due 04/15/2013	7,000	7,078
5.750% due 04/15/2018	6,900	6,917
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,051
Target Corp.
5.125% due 01/15/2013	6,200	6,279
United Airlines, Inc.
6.071% due 03/01/2013	170	168
9.190% due 12/24/2013 (a)	6,202	3,078
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	19,565

		143,820

Utilities 0.8%
AT&T, Inc.
2.884% due 02/05/2010	2,300	2,291
4.950% due 01/15/2013	1,700	1,697
5.500% due 02/01/2018	1,700	1,652
6.300% due 01/15/2038	1,200	1,140
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,827
Verizon Communications, Inc.
2.833% due 04/03/2009	9,100	9,082
5.250% due 04/15/2013	500	498

		19,187

Total Corporate Bonds & Notes (Cost $789,614)		771,836

MUNICIPAL BONDS & NOTES 1.3%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	11,500	11,291
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,863
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,386
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	823
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,242
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	160	189
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,064
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,860
Truckee Meadows, Nevada Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	2,800	2,792

Total Municipal Bonds & Notes (Cost $30,076)		30,510

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008	6,000	5,959

Total Commodity Index-Linked Notes (Cost $6,000)		5,959

U.S. GOVERNMENT AGENCIES 70.7%
Fannie Mae
2.542% due 12/25/2036	2,020	1,953
4.500% due 06/25/2043	1,350	1,348
4.591% due 10/01/2035 (e)	4,898	4,912
4.666% due 05/25/2035	967	985
4.818% due 09/01/2035	924	927
4.830% due 09/01/2034	826	838
4.892% due 01/01/2035	1,980	1,997
4.994% due 07/01/2044	744	744
5.000% due 12/01/2016 - 07/01/2038	402,894	394,404
5.000% due 04/01/2035 - 04/01/2037 (e)	37,738	36,247
5.194% due 09/01/2040	2,995	2,994
5.304% due 03/01/2024	1	2
5.500% due 11/01/2013 - 07/01/2038	474,283	468,979
5.500% due 01/01/2033 - 04/01/2035 (e)	202,888	200,932
5.841% due 07/01/2020	91	91
6.000% due 05/01/2017 - 07/01/2038	328,919	332,398
6.000% due 12/01/2036 - 10/01/2037 (e)	42,405	42,843
6.325% due 02/01/2023	67	68
6.399% due 12/01/2023	60	60
6.500% due 07/01/2013 - 06/25/2044	9,089	9,375
6.628% due 01/01/2024	28	28
7.000% due 04/01/2011 - 09/25/2020	41	43
7.143% due 04/01/2024	16	16
8.000% due 04/01/2015 - 10/01/2030	10	11
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	10	11
9.250% due 07/25/2019	142	158
10.000% due 11/01/2021	5	5
11.000% due 09/01/2010	4	4
Freddie Mac
2.621% due 07/15/2019	5,349	5,244
2.621% due 08/15/2019 - 10/15/2020 (e)	57,009	55,894
2.701% due 02/15/2019 (e)	21,904	21,475
4.994% due 02/25/2045	482	448
5.000% due 11/01/2018 - 12/01/2031	4,501	4,481
5.500% due 01/01/2018 - 06/01/2038	60,989	60,153
6.000% due 02/01/2016 - 07/01/2038	44,278	44,806
6.335% due 02/01/2023	45	46
6.500% due 12/01/2010	14	14
7.000% due 07/15/2022	1,243	1,307
7.130% due 12/01/2022	278	280
7.266% due 07/01/2030	78	79
7.500% due 01/15/2023 - 01/01/2026	2,929	3,143
8.000% due 11/01/2025 - 06/15/2030	1,405	1,454
9.000% due 12/15/2020	68	73
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	7	7
10.000% due 06/01/2011 - 03/01/2021	8	9
Ginnie Mae
5.125% due 12/20/2029	728	731
5.375% due 01/20/2024 - 02/20/2027	1,285	1,290
5.625% due 09/20/2024 - 07/20/2030	1,368	1,384
6.000% due 01/15/2024 - 06/15/2037	1,171	1,191
6.375% due 06/20/2023 - 06/20/2027	581	592
7.500% due 09/15/2014 - 09/15/2025	23	24
8.000% due 07/15/2010 - 08/15/2024	65	71
9.000% due 09/15/2008 - 11/15/2017	25	28
9.500% due 01/20/2019 - 12/15/2021	11	12
Small Business Administration
7.449% due 08/01/2010	300	307
7.970% due 01/25/2025	114	114

Total U.S. Government Agencies (Cost $1,720,497)		1,707,033

MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,326	2,081
Banc of America Funding Corp.
4.110% due 05/25/2035	3,955	3,700
Bear Stearns Adjustable Rate Mortgage Trust
5.033% due 04/25/2033	1,647	1,590
Bear Stearns Alt-A Trust
5.372% due 05/25/2035	5,524	4,738
5.701% due 09/25/2035	801	661
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	5,000	4,719
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	271	254
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,213	1,176
Countrywide Alternative Loan Trust
2.662% due 05/25/2047	3,290	2,306
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,480	1,305
5.750% due 05/25/2033	115	115
CS First Boston Mortgage Securities Corp.
5.785% due 06/25/2032	65	63
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	2,822	2,633
DLJ Acceptance Trust
11.000% due 08/01/2019	12	12
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	3,506	3,084
2.562% due 01/25/2047	3,767	3,576
GSR Mortgage Loan Trust
5.248% due 11/25/2035	4,193	3,944
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	39	44
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	1,889	1,766
Indymac ARM Trust
6.124% due 01/25/2032	38	31
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	3,478
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	685	652
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	650
Morgan Stanley Capital I
2.542% due 10/15/2020	1,114	1,041
Prime Mortgage Trust
2.882% due 02/25/2019	208	197
2.882% due 02/25/2034	1,119	1,018
Residential Funding Mortgage Securities I
5.593% due 02/25/2036	855	801
Structured Asset Mortgage Investments, Inc.
2.812% due 09/19/2032	630	574
Structured Asset Securities Corp.
5.369% due 01/25/2032	77	76
6.050% due 02/25/2032	84	78
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	2,979	2,852
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	3,019	2,849
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045	1,030	804
4.728% due 11/25/2042	469	434
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,420	5,222

Total Mortgage-Backed Securities (Cost $63,678)		58,524

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
2.532% due 12/25/2036	1,923	1,844
American Express Credit Account Master Trust
2.971% due 02/15/2012	662	649
Amortizing Residential Collateral Trust
2.752% due 06/25/2032	828	776
Asset-Backed Funding Certificates
2.542% due 11/25/2036	2,639	2,584
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	1,076	1,067
BA Credit Card Trust
3.183% due 12/15/2014	13,900	13,820
Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037	5,943	5,676
2.572% due 06/25/2047	1,870	1,813
2.932% due 03/25/2043	843	831
Chase Credit Card Master Trust
2.581% due 02/15/2011	6,600	6,597
Chase Issuance Trust
2.461% due 07/15/2011	7,200	7,178
Countrywide Asset-Backed Certificates
2.532% due 05/25/2037	3,183	3,084
EMC Mortgage Loan Trust
2.852% due 05/25/2040	2,205	2,039
First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038	5,738	5,543
2.532% due 11/25/2036	4,123	3,962
Ford Credit Auto Owner Trust
3.371% due 01/15/2011	20,800	20,864
3.891% due 06/15/2012	12,700	12,831
Fremont Home Loan Trust
2.542% due 01/25/2037	2,267	2,143
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	1,577	1,512
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036	3,477	3,380
Lehman XS Trust
2.552% due 05/25/2046	683	655
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	107	89
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011	12,280	12,244
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	1,326	1,312
Morgan Stanley ABS Capital I
2.522% due 10/25/2036	1,193	1,175
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036	1,932	1,906
Option One Mortgage Loan Trust
2.522% due 02/25/2037	3,643	3,620
2.532% due 01/25/2037	2,435	2,376
Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036	2,840	2,663
SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,699
Structured Asset Securities Corp.
2.772% due 01/25/2033	237	201

Total Asset-Backed Securities (Cost $139,877)		138,133

	Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
Bank of America Corp.
7.250% due 12/31/2049	13,000	11,492

Total Convertible Preferred Stocks (Cost $13,000)		11,492

PREFERRED STOCKS 0.7%
DG Funding Trust
5.041% due 12/31/2049	1,568	15,646

Total Preferred Stocks (Cost $16,522)		15,646

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.4%
Commercial Paper 3.6%
Fannie Mae
2.130% due 07/21/2008	$500	499
Federal Home Loan Bank
2.000% due 07/01/2008	71,900	71,900
2.115% due 07/07/2008	600	600
2.120% due 07/09/2008	800	800
2.140% due 08/22/2008	200	199
2.150% due 07/18/2008	6,000	5,994
2.192% due 07/18/2008	600	599
2.250% due 08/06/2008	6,800	6,785

		87,376

Repurchase Agreements 0.5%
Fixed Income Clearing Corp.
1.650% due 07/01/2008	12,615	12,615
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.620% due 04/28/2009 valued at $12,871. Repurchase proceeds are $12,616.)

U.S. Treasury Bills 0.3%
1.776% due 08/28/2008 - 09/25/2008 (b)(c)(d)	6,550	6,521

Total Short-Term Instruments (Cost $106,518)		106,512

Purchased Options (h) 0.2% (Cost $14,922)		5,809
Total Investments 118.1% (Cost $2,900,704)		$2,851,454
Written Options (i) (0.4%) (Premiums $15,584)		(8,773)
Other Assets and Liabilities (Net) (17.7%)		(427,340)

Net Assets 100.0%		$2,415,341

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $5,725 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Securities with an aggregate market value of $796 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $316,863 at a weighted average interest rate of 2.416%. On June 30, 2008, securities valued at $345,285 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $17,380 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,121	$11,392
90-Day Eurodollar December Futures	Long	12/2009	757	(1,284)
90-Day Eurodollar June Futures	Long	06/2009	1,329	(1,268)
90-Day Eurodollar March Futures	Long	03/2009	1,727	1,624
90-Day Eurodollar March Futures	Long	03/2010	529	(790)
90-Day Eurodollar September Futures	Long	09/2008	361	133
90-Day Eurodollar September Futures	Long	09/2009	1,514	(546)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,287	675

				$9,936

(g) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$1,900	$(37)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.056%	03/20/2013	LEH	2,100	(8)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	2,000	(7)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.200%	03/20/2013	BCLY	3,600	(236)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.890%	03/20/2013	CSFB	10,300	(193)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	1,500	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	300	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	300	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	13,800	(274)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	13,700	(503)
SLM Corp. 5.125% due 08/27/2012	Sell	5.150%	03/20/2009	BNP	3,800	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	06/20/2009	BCLY	600	1
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.320%	03/20/2013	MSC	3,300	(105)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	8,200	298

						$(1,080)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$17,600	$1,195
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	8,247	(277)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,987	(63)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	2,000	(144)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,900	(120)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	500	(31)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(36)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	800	(47)
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	12,700	96
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	19,200	238
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	4,800	(1)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	4,500	(7)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	22,400	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	47,200	285
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	36,300	135
Dow Jones CDX N.A. IG10 Index	Sell	0.463%	06/20/2013	GSC	3,200	9
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	2,600	0

						$1,067

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$157,600	$357
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	34,800	99
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	6,400	(47)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	2,200	(17)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	12,500	(52)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	25,600	(114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	2,800	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	8,600	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH	15,300	(113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	42,100	(261)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	10,400	(73)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	14,400	(102)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH	3,700	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	2,400	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	3,700	(30)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	18,500	(420)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	6,400	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	5,900	(103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	3,900	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	6,100	(188)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP	5,800	39
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	6,900	151
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	8,400	(31)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP	16,700	(91)

						$(1,165)

(h) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$206,600	$2,245	$979
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	80,200	858	373
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,200	588	256
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	154,300	1,495	716
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	516,800	4,662	1,375
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	181,800	1,963	531
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	309	174
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	263,500	2,802	1,405

							$14,922	$5,809

(i) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	588	$337	$219
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	588	534	188

				$871	$407

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$53,300	$1,303	$805
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,100	902	609
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	18,700	469	260
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	12,400	405	243
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,400	609	360
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	51,400	1,619	1,006
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	173,000	4,469	2,261
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	60,600	1,827	816
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	14,000	310	201
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	61,900	2,007	1,211
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	25,900	793	594

							$14,713	$8,366

(j)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	07/01/2023	$17,000	$16,726	$16,811
Fannie Mae	5.500%	07/01/2038	66,000	64,209	65,062
Ginnie Mae	6.000%	07/01/2038	1,200	1,204	1,218
U.S. Treasury Notes	2.000%	02/28/2010	15,100	14,965	15,106
U.S. Treasury Notes	2.125%	01/31/2010	22,500	22,320	22,606
U.S. Treasury Notes	2.125%	04/30/2010	71,700	71,146	71,504
U.S. Treasury Notes	3.125%	11/30/2009	13,200	13,284	13,392
U.S. Treasury Notes	3.250%	12/31/2009	67,500	67,950	68,487
U.S. Treasury Notes	3.500%	02/15/2010	7,500	7,615	7,748
U.S. Treasury Notes	4.250%	08/15/2013	6,600	6,875	7,007
U.S. Treasury Notes	4.500%	05/15/2017	33,400	34,675	35,140
U.S. Treasury Notes	4.750%	08/15/2017	19,200	20,039	20,764

				$341,008	$344,845

(3)	Market value includes $1,728 of interest payable on short sales.

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$2,848,376	$3,078	$2,851,454
Other Financial Instruments++	9,936	(352,865)	(203)	(343,132)

Total	$9,936	$2,495,511	$2,875	$2,508,322

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Unrealized Gains /(Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$3,261	$(139)	$3	$(47)	$0	$3,078
Other Financial Instruments++	(306)	0	0	103	0	(203)

Total	$2,955	$(139)	$3	$56	$0	$2,875

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See accompanying notes

Schedule of Investments

Total Return Fund III

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Daimler Finance North America LLC
6.780% due 08/03/2012	$9,925	$8,220
Idearc, Inc.
4.390% due 11/17/2014	362	291
4.800% due 11/17/2014	8,130	6,525
Sensata Technologies, Inc.
4.662% due 04/27/2013	2,970	2,759

Total Bank Loan Obligations (Cost $20,979)		17,795

CORPORATE BONDS & NOTES 27.7%
Banking & Finance 23.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	3,000	2,993
American Express Bank FSB
2.542% due 10/20/2009	4,000	3,949
6.000% due 09/13/2017	4,000	3,872
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,872
American Express Co.
7.000% due 03/19/2018	600	609
American Express Credit Corp.
2.508% due 11/09/2009	5,700	5,567
5.875% due 05/02/2013	2,700	2,688
American General Finance Corp.
6.900% due 12/15/2017	5,300	4,633
American International Group, Inc.
2.521% due 06/16/2009	5,800	5,695
5.050% due 10/01/2015	400	364
5.850% due 01/16/2018	10,400	9,775
ANZ National International Ltd.
2.798% due 08/07/2009	4,400	4,392
Bank of America Corp.
5.375% due 09/11/2012	7,000	7,022
8.000% due 12/29/2049	41,500	38,978
Bank of America N.A.
2.638% due 02/27/2009	800	797
Bank of Ireland
2.819% due 12/19/2008	4,700	4,699
Bank of Scotland PLC
2.756% due 07/17/2009	6,500	6,498
Barclays Bank PLC
5.450% due 09/12/2012	20,400	20,664
6.050% due 12/04/2017	3,400	3,343
Bear Stearns Cos., Inc.
2.768% due 08/21/2009	6,900	6,822
2.979% due 07/16/2009	12,600	12,453
3.199% due 01/30/2009	4,300	4,285
C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	2,303
Calabash Re Ltd.
11.214% due 01/08/2010	3,400	3,400
CIT Group, Inc.
2.959% due 12/19/2008	2,600	2,573
Citigroup Capital XXI
8.300% due 12/21/2057	4,000	3,794
Citigroup Funding, Inc.
2.481% due 04/23/2009	700	691
2.809% due 06/26/2009	2,700	2,663
Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009	3,900	3,862
Citigroup, Inc.
2.831% due 12/28/2009	400	390
2.848% due 12/26/2008	8,700	8,666
2.939% due 01/30/2009	3,100	3,072
5.300% due 10/17/2012	1,100	1,074
5.500% due 08/27/2012	2,600	2,567
5.500% due 04/11/2013	10,700	10,458
5.850% due 07/02/2013	700	694
6.125% due 08/25/2036	9,800	8,324
8.400% due 04/29/2049	200	190
Deutsche Bank AG
6.000% due 09/01/2017	7,200	7,293
DnB NOR Bank ASA
2.780% due 10/13/2009	3,300	3,302
Export-Import Bank of China
4.875% due 07/21/2015	500	487
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	388
7.375% due 10/28/2009	2,700	2,460
General Electric Capital Corp.
2.746% due 08/15/2011	7,600	7,488
2.768% due 01/05/2009	2,100	2,100
2.788% due 10/06/2010	4,200	4,170
2.888% due 01/20/2010	13,200	13,152
2.918% due 10/21/2010	500	497
GMAC LLC
6.000% due 12/15/2011	600	413
Goldman Sachs Group, Inc.
2.800% due 11/16/2009	5,000	4,931
2.841% due 12/23/2008	300	299
2.891% due 12/22/2008	10,410	10,164
3.250% due 07/23/2009	7,900	7,850
5.950% due 01/18/2018	8,500	8,186
6.250% due 09/01/2017	6,800	6,743
HBOS PLC
5.920% due 09/29/2049	700	500
HSBC Bank USA N.A.
2.836% due 06/10/2009	4,500	4,480
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,253
HSBC Finance Corp.
2.878% due 10/21/2009	2,600	2,540
3.000% due 11/16/2009	7,770	7,667
HSBC Holdings PLC
6.500% due 05/02/2036	3,800	3,548
6.500% due 09/15/2037	1,500	1,373
ICICI Bank Ltd.
3.250% due 01/12/2010	5,800	5,626
JPMorgan Chase & Co.
2.532% due 06/26/2009	2,900	2,892
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	5,555
JPMorgan Chase Capital XX
6.550% due 09/29/2036	700	608
KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,216
KeyBank N.A.
4.682% due 06/02/2010	5,300	5,283
Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009	2,300	2,233
2.778% due 08/21/2009	3,950	3,876
2.778% due 05/25/2010	100	93
2.820% due 11/16/2009	11,000	10,486
2.954% due 07/18/2011	3,000	2,745
2.966% due 11/10/2009	2,500	2,384
5.625% due 01/24/2013	3,200	3,033
Longpoint Re Ltd.
8.064% due 05/08/2010	1,700	1,700
Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	4,300	4,123
2.768% due 08/14/2009	3,800	3,680
2.831% due 12/22/2008	6,300	6,259
2.960% due 10/23/2008	4,400	4,374
6.050% due 08/15/2012	1,100	1,078
6.400% due 08/28/2017	4,000	3,718
6.875% due 04/25/2018	1,000	955
Morgan Stanley
2.521% due 11/21/2008	2,900	2,887
2.803% due 01/15/2010	10,100	9,772
4.750% due 04/01/2014	110	100
4.778% due 05/14/2010	5,900	5,880
6.250% due 08/28/2017	1,300	1,216
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	521
Mystic Re Ltd.
12.682% due 06/07/2011	1,100	1,125
National Australia Bank Ltd.
5.350% due 06/12/2013	3,100	3,100
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	517
Petroleum Export Ltd.
5.265% due 06/15/2011	412	409
Phoenix Quake Ltd.
5.134% due 07/03/2008	600	600
Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008	300	300
Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	600	600
Prudential Financial, Inc.
6.625% due 12/01/2037	800	759
Prudential Holdings LLC
8.695% due 12/18/2023	265	309
Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	700	703
Resona Bank Ltd.
5.850% due 09/29/2049	800	690
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	2,900	2,899
7.648% due 08/31/2049	3,800	3,714
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,700	3,584
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008	18,800	18,780
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,446
State Street Capital Trust III
8.250% due 12/29/2049	3,400	3,468
State Street Capital Trust IV
3.776% due 06/15/2037	600	463
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,217
TNK-BP Finance S.A.
6.125% due 03/20/2012	700	663
UBS AG
5.750% due 04/25/2018	1,000	957
5.875% due 12/20/2017	2,500	2,440
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	18,400	18,389
USB Capital IX
6.189% due 04/15/2049	600	456
VTB Capital S.A.
3.384% due 08/01/2008	3,500	3,469
Wachovia Corp.
2.843% due 10/15/2011	14,600	13,880
7.980% due 12/31/2049	35,200	32,421
World Financial Properties
6.950% due 09/01/2013	144	143

		524,769

Industrials 3.7%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	3,200	3,444
CODELCO, Inc.
6.150% due 10/24/2036	400	382
Comcast Corp.
5.875% due 02/15/2018	1,000	965
6.450% due 03/15/2037	1,000	936
Daimler Finance North America LLC
3.138% due 03/13/2009	1,900	1,894
3.234% due 08/03/2009	3,900	3,869
Dell, Inc.
4.700% due 04/15/2013	5,800	5,653
El Paso Corp.
9.625% due 05/15/2012	1,000	1,090
Gaz Capital S.A.
6.212% due 11/22/2016	700	656
General Mills, Inc.
3.038% due 01/22/2010	3,200	3,161
HJ Heinz Co.
6.428% due 12/01/2020	700	706
International Business Machines Corp.
5.700% due 09/14/2017	28,100	28,610
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	2,926
6.875% due 02/01/2038	1,300	1,269
Nucor Corp.
5.750% due 12/01/2017	4,800	4,822
Pemex Project Funding Master Trust
9.125% due 10/13/2010	15	16
Rohm & Haas Co.
6.000% due 09/15/2017	2,000	1,954
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,249
Time Warner, Inc.
2.915% due 11/13/2009	3,400	3,305
Transocean, Inc.
2.873% due 09/05/2008	3,900	3,895
United Airlines, Inc.
6.071% due 03/01/2013	98	96
Vale Overseas Ltd.
6.250% due 01/23/2017	700	682
6.875% due 11/21/2036	700	655
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,669

		83,904

Utilities 0.9%
AT&T, Inc.
4.950% due 01/15/2013	2,800	2,794
5.500% due 02/01/2018	3,000	2,915
6.300% due 01/15/2038	1,900	1,805
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	150	159
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	10,341
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,166
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,359
Virginia Electric and Power Co.
6.350% due 11/30/2037	500	489

		21,028

Total Corporate Bonds & Notes (Cost $647,692)		629,701

MUNICIPAL BONDS & NOTES 0.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	297
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	3,100	3,130
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,107
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	2,900	2,764

Total Municipal Bonds & Notes (Cost $8,619)		8,298

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.422% due 07/09/2008	5,000	4,966

Total Commodity Index-Linked Notes (Cost $5,000)		4,966

U.S. GOVERNMENT AGENCIES 66.9%
Fannie Mae
2.542% due 07/25/2037	5,242	5,178
4.500% due 09/01/2034	141	131
4.526% due 07/01/2035	5,403	5,462
4.666% due 05/25/2035	773	788
4.818% due 09/01/2035	924	927
4.830% due 09/01/2034	646	656
4.837% due 07/01/2034	36	37
4.841% due 01/01/2035	1,116	1,126
4.852% due 08/01/2035	2,701	2,713
4.994% due 07/01/2044	634	634
5.000% due 10/01/2017 - 07/01/2038	315,301	305,458
5.221% due 08/01/2035	4,857	4,913
5.500% due 05/01/2013 - 07/01/2038	558,391	552,398
5.500% due 04/01/2034 - 06/01/2037 (d)	137,877	136,451
5.607% due 03/01/2033	67	68
5.827% due 02/01/2031	5	5
6.000% due 10/01/2016 - 07/01/2038	227,653	230,060
6.000% due 10/01/2037 (d)	42,166	42,597
6.500% due 01/01/2011 - 06/25/2044	29,384	30,307
7.000% due 03/01/2013 - 10/01/2031	47	50
7.500% due 05/01/2011 - 02/01/2027	219	236
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	3	3
Federal Housing Administration
7.430% due 01/25/2023	649	651
Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	56,666	55,558
2.701% due 02/15/2019	20,303	19,906
4.994% due 02/25/2045	392	364
5.000% due 12/01/2017 - 09/01/2035	2,923	2,876
5.082% due 08/15/2032	797	797
5.500% due 06/01/2019 - 06/01/2038	49,856	49,179
6.000% due 02/01/2016 - 07/01/2038	28,067	28,409
6.016% due 04/01/2033	9	9
6.500% due 05/01/2016 - 05/15/2032	28,913	30,407
7.000% due 11/01/2011 - 07/01/2029	2,037	2,152
7.130% due 12/01/2022	45	45
7.266% due 07/01/2030	23	23
7.500% due 07/01/2011 - 09/01/2025	38	41
8.000% due 01/01/2012	6	6
Ginnie Mae
3.071% due 02/16/2030	129	130
4.750% due 02/20/2032	1,154	1,155
5.125% due 10/20/2024 - 12/20/2026	319	321
5.375% due 01/20/2024 - 01/20/2026	440	441
5.625% due 09/20/2023 - 08/20/2027	344	348
6.000% due 01/15/2029 - 05/15/2037	1,322	1,345
6.375% due 06/20/2022	189	192
6.500% due 05/15/2032 - 06/15/2032	48	49
7.000% due 12/15/2011 - 02/20/2032	51	54
10.250% due 02/15/2017	447	480
Small Business Administration
5.130% due 09/01/2023	710	708
5.520% due 06/01/2024	4,819	4,875
7.449% due 08/01/2010	122	125

Total U.S. Government Agencies (Cost $1,529,877)		1,520,845

MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,830	1,638
Banc of America Funding Corp.
4.110% due 05/25/2035	2,681	2,508
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	252	248
Bear Stearns Adjustable Rate Mortgage Trust
4.593% due 01/25/2034	1,820	1,678
5.615% due 02/25/2033	207	195
6.736% due 02/25/2033	122	120
Bear Stearns Alt-A Trust
5.372% due 05/25/2035	3,458	2,966
5.701% due 09/25/2035	1,656	1,367
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	5,367	4,761
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,355	4,317
5.674% due 01/26/2036	3,759	3,128
5.777% due 12/26/2046	2,140	1,762
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	202	189
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	985	956
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	698	696
Countrywide Alternative Loan Trust
2.662% due 05/25/2047	2,796	1,960
Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	5,851	5,717
4.799% due 11/25/2034	3,329	3,201
5.250% due 02/20/2036	1,198	1,056
5.750% due 05/25/2033	115	115
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	3,009	2,808
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	3,043	2,677
2.562% due 01/25/2047	3,440	3,265
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	2,653	2,527
GSR Mortgage Loan Trust
5.248% due 11/25/2035	3,941	3,708
Harborview Mortgage Loan Trust
2.572% due 01/19/2038	3,729	3,392
5.145% due 07/19/2035	2,774	2,563
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	1,632	1,525
Indymac ARM Trust
6.124% due 01/25/2032	18	15
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	1,909	1,780
5.240% due 01/25/2036	4,165	3,368
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,600	3,384
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	520	495
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	2,595	2,564
Mellon Residential Funding Corp.
2.994% due 06/15/2030	2,937	2,774
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	6,200	5,716
5.378% due 08/12/2048	600	557
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	1,653	1,329
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	482	436
Morgan Stanley Capital I
2.542% due 10/15/2020	1,042	974
Prime Mortgage Trust
2.882% due 02/25/2019	119	113
2.882% due 02/25/2034	578	526
Structured Adjustable Rate Mortgage Loan Trust
5.505% due 07/25/2035	743	696
Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037	4,455	3,427
2.732% due 07/19/2035	3,423	2,842
Structured Asset Securities Corp.
5.432% due 10/25/2035	2,367	2,159
6.050% due 02/25/2032	39	36
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	2,648	2,535
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	2,813	2,655
WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045	817	638
4.728% due 11/25/2042	408	377
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	4,441	4,279

Total Mortgage-Backed Securities (Cost $114,249)		104,718

ASSET-BACKED SECURITIES 3.2%
Asset-Backed Funding Certificates
2.542% due 11/25/2036	1,760	1,723
2.542% due 01/25/2037	1,801	1,748
Asset-Backed Securities Corp. Home Equity
2.758% due 09/25/2034	778	667
Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037	5,403	5,160
2.932% due 03/25/2043	365	359
Carrington Mortgage Loan Trust
2.732% due 06/25/2035	460	459
2.802% due 10/25/2035	1,202	1,117
Countrywide Asset-Backed Certificates
2.532% due 07/25/2037	8,357	8,066
2.742% due 05/25/2036	6,856	6,690
2.962% due 12/25/2031	359	270
Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037	7,781	7,479
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	3,600	3,460
Fremont Home Loan Trust
2.542% due 01/25/2037	2,022	1,912
GSAMP Trust
2.552% due 12/25/2036	2,934	2,844
HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034	3,416	3,028
HSBC Asset Loan Obligation
2.542% due 12/25/2036	5,844	5,608
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	1,402	1,344
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036	3,080	2,994
2.532% due 08/25/2036	892	878
Lehman XS Trust
2.552% due 05/25/2046	605	580
Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	97	81
MBNA Master Credit Card Trust
5.900% due 08/15/2011	300	305
7.800% due 10/15/2012	200	214
Morgan Stanley ABS Capital I
2.512% due 06/25/2036	493	492
2.522% due 10/25/2036	1,016	1,001
2.532% due 11/25/2036	4,493	4,248
Option One Mortgage Loan Trust
2.532% due 01/25/2037	2,976	2,904
Residential Asset Securities Corp.
2.552% due 11/25/2036	1,942	1,919
Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036	2,637	2,473
Structured Asset Securities Corp.
2.532% due 10/25/2036	2,791	2,726
Wells Fargo Home Equity Trust
2.532% due 01/25/2037	1,160	1,133

Total Asset-Backed Securities (Cost $76,941)		73,882

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013	200	207
China Development Bank
5.000% due 10/15/2015	600	588

Total Sovereign Issues (Cost $794)		795

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Brazilian Government International Bond
10.250% due 01/10/2028 BRL	1,900	1,008
12.500% due 01/05/2022	2,800	1,707
General Electric Capital Corp.
5.500% due 09/15/2067 EUR	10,200	14,209
HBOS PLC
4.875% due 03/29/2049	7,480	9,285
KBC Bank Funding Trust II
6.875% due 06/30/2049	3,000	4,691

Total Foreign Currency-Denominated Issues (Cost $29,530)		30,900

	Shares
CONVERTIBLE PREFERRED STOCKS 0.8%
Bank of America Corp.
7.250% due 12/31/2049	17,000	15,028
Wachovia Corp.
7.500% due 12/31/2049	3,000	2,656

Total Convertible Preferred Stocks (Cost $20,000).		17,684

PREFERRED STOCKS 0.6%
Centaur Funding Corp.
9.080% due 04/21/2020	125	124
DG Funding Trust
5.041% due 12/31/2049	1,065	10,627
Northern Rock PLC
8.000% due 12/31/2049	260,000	3,705

Total Preferred Stocks (Cost $17,965)		14,456

SHORT-TERM INSTRUMENTS 6.0%
Certificates of Deposit 1.4%
Bank of Ireland
2.753% due 01/15/2010	11,100	10,937
Calyon Financial, Inc.
2.689% due 01/16/2009	7,900	7,878
Fortis Bank NY
2.646% due 09/30/2008	4,500	4,494
Nordea Bank Finland PLC
2.436% due 04/09/2009	8,100	8,097

		31,406

Commercial Paper 3.7%
Federal Home Loan Bank
2.000% due 07/01/2008	15,000	15,000
Lloyds TSB Bank PLC
2.490% due 07/01/2008	52,000	52,000
Westpac Banking Corp.
2.700% due 09/18/2008	16,900	16,795

		83,795

Repurchase Agreements 0.4%
Fixed Income Clearing Corp.
1.650% due 07/01/2008	9,142	9,142
(Dated 06/30/2008. Collateralized by Freddie Mac 0.000% due 09/26/2008 valued at $9,329. Repurchase proceeds are $9,142.)

U.S. Treasury Bills 0.5%
1.769% due 08/28/2008 - 09/25/2008 (a)(b)(c)	11,700	11,644

Total Short-Term Instruments (Cost $136,194)		135,987

PURCHASED OPTIONS (g) 0.2% (Cost $13,621)		5,289
Total Investments 112.8% (Cost $2,621,461)		$2,565,316
Written Options (h) (0.4%)		(8,006)
(Premiums $14,243)
Other Assets and Liabilities (Net) (12.4%)		(282,538)

Net Assets 100.0%		$2,274,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $11,444 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $157,025 at a weighted average interest rate of 2.471%. On June 30, 2008, securities valued at $168,923 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $18,725 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2008	128	$4
90-Day Euribor June Futures	Long	06/2009	72	(15)
90-Day Euribor March Futures	Long	03/2009	121	(4)
90-Day Eurodollar December Futures	Long	12/2008	2,802	9,728
90-Day Eurodollar December Futures	Long	12/2009	538	(853)
90-Day Eurodollar June Futures	Long	06/2009	1,148	(737)
90-Day Eurodollar March Futures	Long	03/2009	2,625	4,543
90-Day Eurodollar March Futures	Long	03/2010	419	(541)
90-Day Eurodollar September Futures	Long	09/2008	396	151
90-Day Eurodollar September Futures	Long	09/2009	765	(684)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,142	812
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	329	(759)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	(142)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	177	(204)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	388	(274)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	596	(632)

				$10,393

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	$1,900	$(7)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	BCLY	8,300	(429)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.890%	03/20/2013	CSFB	9,900	(186)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	10,600	10
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	300	(71)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	1,100	(212)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	4,300	19
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	3,800	2
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	4,600	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	200	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	800	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	200	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	1,400	(20)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	3,300	(720)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	3,200	(682)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	4,200	(115)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	10,000	(258)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	4,200	(656)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	600	(186)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(301)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	1,300	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	800	(27)
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.050%	03/20/2013	LEH	6,200	257
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	100	(2)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	400	(8)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	900	1
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,000	2
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	2,000	(11)
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	1,400	(7)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	800	(26)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	400	(16)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	400	(15)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	11
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	600	7
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	2,400	(22)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	1,000	(8)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	900	(25)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	07/20/2011	BCLY	1,000	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	4,000	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	3,000	(14)
SLM Corp. 5.125% due 08/27/2012	Sell	4.910%	06/20/2009	DUB	500	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.800%	03/20/2013	BOA	2,500	24
SLM Corp. 5.125% due 08/27/2012	Sell	4.850%	03/20/2013	CITI	2,700	30
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	3,000	(14)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.320%	03/20/2013	MSC	3,100	(98)

						$(3,793)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$16,900	$1,147
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	3,000	18
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	15,600	64
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	1,500	4
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	7,751	(260)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,888	(61)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,800	(129)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,800	(113)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	500	(31)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(36)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	700	(42)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	12,100	93
Dow Jones CDX N.A. IG10 Index	Buy	(1.550)%	06/20/2013	BCLY	4,300	(7)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550)%	06/20/2013	DUB	21,100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550)%	06/20/2013	GSC	44,400	268
Dow Jones CDX N.A. IG10 Index	Buy	(1.550)%	06/20/2013	MSC	34,200	128
Dow Jones CDX N.A. IG10 Index	Sell	0.463%	06/20/2013	GSC	3,000	(7)
Dow Jones CDX N.A. IG10 Index	Sell	0.530%	06/20/2013	DUB	2,400	0

						$870

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	62,300	$(614)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		3,800	(2)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$24,000	77
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		32,700	93
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		5,800	(43)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		2,000	(15)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		11,700	(49)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		22,900	(102)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,800	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		5,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		37,200	(251)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		7,900	(63)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		13,600	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		3,500	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		2,300	21
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		3,500	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		17,600	(397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,200	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,700	(99)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,800	(66)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		5,800	(179)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,300	(240)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,800	(38)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,200	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		4,300	(252)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		1,400	(82)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		700	(41)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	24,600	(254)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		6,600	(247)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		9,000	191
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	14,300	(76)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		8,600	(48)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		8,100	(77)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		7,500	(75)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		8,600	50
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,700	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		16,900	(13)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		39,100	(46)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		11,100	(20)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	(76)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	(471)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,000	77
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		800	33
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		1,800	252
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		3,200	335
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		5,900	691
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		2,600	(126)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		700	(40)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,500	37
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		6,600	144
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	9,400	(258)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		6,200	(165)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		2,400	(63)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		5,000	(63)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		5,000	(64)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		8,200	(86)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		3,400	(27)
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		3,700	46
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		14,400	(628)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		10,100	(381)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		12,600	(294)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		$9,800	(38)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		8,100	(30)

							$(4,494)

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date		Notional Amount	Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750)%	Pay	$(64)	12/24/2008	EUR	4,400	$0

(g) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$190,400	$2,072	$902
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	72,200	772	335
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,600	528	230
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	138,300	1,341	642
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	475,100	4,284	1,264
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	168,900	1,824	493
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	287	162
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	166,400	1,774	773
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	69,900	739	488

							$13,621	$5,289

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	556	$319	$207
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	556	505	178

				$824	$385

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$48,400	$1,186	$732
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	26,300	844	570
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	16,800	422	234
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	366	219
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	16,500	546	323
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	46,100	1,452	902
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	159,100	4,108	2,079
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	56,300	1,698	758
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	13,000	287	186
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	55,400	1,797	1,084
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	23,300	713	534

							$13,419	$7,621

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Fannie Mae	5.500%	07/01/2038	$1,000	$988	$986
Fannie Mae	6.000%	06/01/2038	7,000	7,111	7,111
Ginnie Mae	6.000%	07/01/2038	1,300	1,304	1,320
U.S. Treasury Notes	2.000%	02/28/2010	14,500	14,371	14,506
U.S. Treasury Notes	2.125%	01/31/2010	21,600	21,427	21,702
U.S. Treasury Notes	2.125%	04/30/2010	68,600	68,070	68,412
U.S. Treasury Notes	2.875%	01/31/2013	31,800	30,856	31,700
U.S. Treasury Notes	3.125%	11/30/2009	13,000	13,083	13,189
U.S. Treasury Notes	3.250%	12/31/2009	64,800	65,232	65,747
U.S. Treasury Notes	3.500%	02/15/2010	7,200	7,310	7,438
U.S. Treasury Notes	4.250%	08/15/2013	6,400	6,667	6,795
U.S. Treasury Notes	4.500%	05/15/2017	32,300	33,533	33,983

				$269,952	$272,889

(3)	Market value includes $1,694 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,556	04/2009	$0	$(4)	$(4)
Buy	AUD	1,203	07/2008	8	0	8
Buy	BRL	91,881	07/2008	11,062	0	11,062
Sell		91,881	07/2008	0	(2,815)	(2,815)
Buy		89,730	12/2008	3,174	0	3,174
Sell		29,878	12/2008	0	(1,465)	(1,465)
Buy	CLP	177,894	07/2008	0	(18)	(18)
Sell		177,894	07/2008	41	0	41
Buy		234,969	12/2008	0	(42)	(42)
Buy		177,894	05/2009	0	(41)	(41)
Buy	CNY	37,681	11/2008	72	0	72
Sell	EUR	32,946	07/2008	0	(531)	(531)
Buy	GBP	150	08/2008	0	0	0
Sell		26,441	08/2008	0	(290)	(290)
Buy	IDR	12,949,000	10/2008	12	0	12
Buy	INR	95,167	08/2008	0	(200)	(200)
Sell	JPY	550,235	07/2008	0	(86)	(86)
Buy	KRW	9,273,134	08/2008	0	(1,044)	(1,044)
Sell		9,273,134	08/2008	24	(6)	18
Buy	KWD	118	04/2009	0	(5)	(5)
Buy	MXN	126,658	07/2008	812	0	812
Sell		126,658	07/2008	0	(566)	(566)
Buy		144	11/2008	0	0	0
Buy	MYR	16,695	11/2008	0	(69)	(69)
Buy		9,348	02/2009	0	(59)	(59)
Buy	PHP	330,089	08/2008	0	(174)	(174)
Buy	PLN	22,550	07/2008	2,331	0	2,331
Sell		22,550	07/2008	0	(1,557)	(1,557)
Buy	RUB	376,486	07/2008	822	0	822
Sell		376,486	07/2008	0	(699)	(699)
Buy		114,396	11/2008	238	0	238
Sell		2,990	11/2008	0	(8)	(8)
Buy		72,218	05/2009	41	0	41
Sell		111,406	05/2009	0	(89)	(89)
Buy	SAR	1,594	04/2009	0	(4)	(4)
Buy	SEK	11,210	09/2008	8	0	8
Buy	SGD	25,435	11/2008	367	0	367
Buy	ZAR	3,566	07/2008	0	(50)	(50)
Sell		3,566	07/2008	0	(13)	(13)
Buy		3,566	12/2008	13	0	13

				$19,025	$(9,835)	$9,190

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$2,558,842	$6,474	$2,565,316
Other Financial Instruments++	10,393	(276,266)	(1,162)	(267,035)

Total	$10,393	$2,282,576	$5,312	$2,298,281

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$661	$5,823	$0	$(10)	$0	$6,474
Other Financial Instruments++	(588)	0	0	(612)	38	(1,162)

Total	$73	$5,823	$0	$(622)	$38	$5,312

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Unconstrained Bond Fund

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 64.0%
Ginnie Mae
5.000% due 07/01/2038	$2,000	$1,941

Total U.S. Government Agencies (Cost $1,941)		1,941

Total Investments 64.0% (Cost $1,941)		$1,941
Other Assets and Liabilities (Net) 36.0%		1,089

Net Assets 100.0%		$3,030

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,941	$0	$1,941
Other Financial Instruments++	0	0	0	0

Total	$0	$1,941	$0	$1,941

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.0%
American International Group, Inc.
5.850% due 01/16/2018	$3,000	$2,820
Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,000	1,983
6.950% due 08/10/2012	5,000	5,205
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,700	1,642
Citigroup, Inc.
8.400% due 04/29/2049	1,000	952
Credit Suisse New York, Inc.
5.000% due 05/15/2013	2,000	1,949
CVS Pass-Through Trust
5.880% due 01/10/2028	1,886	1,829
Exelon Generation Co. LLC
6.200% due 10/01/2017	1,410	1,377
Masco Corp.
5.875% due 07/15/2012	5,000	4,781
Northwest Airlines, Inc.
3.264% due 08/06/2013	1,624	1,551
Preferred Term Securities XII
3.326% due 03/24/2034	2,250	2,028
President and Fellows of Harvard College
3.700% due 04/01/2013	3,000	2,988
5.625% due 10/01/2038	3,000	2,978
Prudential Financial, Inc.
6.000% due 12/01/2017	10,000	9,921
6.625% due 12/01/2037	1,000	948
Times Square Hotel Trust
8.528% due 08/01/2026	7,162	7,234
United Airlines, Inc.
6.636% due 07/02/2022	1,946	1,613

Total Corporate Bonds & Notes (Cost $52,987)		51,799

MUNICIPAL BONDS & NOTES 0.7%
Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)	3,600	3,600
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,940	3,520

Total Municipal Bonds & Notes (Cost $7,305)		7,120

U.S. GOVERNMENT AGENCIES 36.2%
Fannie Mae
0.000% due 09/25/2008 (c)	12	12
2.612% due 03/25/2036	508	508
2.682% due 10/27/2037 (f)	12,500	11,958
2.722% due 08/25/2031 - 05/25/2032	563	557
2.782% due 12/25/2025 - 04/25/2029	51	51
2.782% due 04/25/2036 (f)	7,711	7,571
2.832% due 12/25/2016 - 11/25/2032	68	68
2.881% due 05/18/2032	324	322
2.882% due 06/25/2029 - 11/17/2030	538	538
2.900% due 09/17/2027	10	10
2.932% due 10/25/2030 - 02/25/2033	734	733
2.950% due 06/25/2021 - 10/25/2021	117	116
2.982% due 05/25/2023 - 06/25/2032	3,560	3,556
2.992% due 10/25/2031	149	148
3.000% due 01/25/2020 - 03/25/2022	223	222
3.031% due 12/18/2031	925	924
3.050% due 12/25/2021	211	211
3.081% due 11/18/2031	37	38
3.105% due 08/01/2033	225	230
3.132% due 11/25/2031	673	674
3.200% due 04/25/2022	32	32
3.250% due 07/25/2008 - 05/25/2022	72	72
3.350% due 05/25/2018 - 10/25/2020	152	152
3.400% due 08/25/2023	99	98
3.444% due 09/01/2033	63	64
3.459% due 10/01/2033 (f)	585	585
3.482% due 04/25/2032	63	63
3.500% due 12/25/2023 - 09/01/2033	541	543
3.580% due 12/25/2021	17	16
3.600% due 12/25/2008	27	27
3.636% due 08/01/2033	204	207
3.650% due 10/25/2022 - 04/25/2023	301	303
3.692% due 06/01/2035 (f)	566	567
3.700% due 01/25/2024	577	586
3.701% due 09/01/2033	9	9
3.764% due 09/01/2033 (f)	1,728	1,716
3.837% due 04/01/2034	268	268
3.911% due 09/25/2008	3	3
3.940% due 09/01/2033 (f)	1,357	1,352
3.980% due 05/01/2034 (f)	782	782
4.000% due 06/01/2010 (f)	361	360
4.000% due 06/24/2011 - 11/25/2033	632	599
4.007% due 12/01/2033	12	12
4.011% due 10/25/2008	14	14
4.031% due 07/01/2033	241	241
4.061% due 09/25/2008	2	2
4.088% due 09/01/2033	138	138
4.097% due 02/01/2035	105	105
4.104% due 05/01/2034	190	192
4.125% due 07/09/2012	100	100
4.145% due 04/01/2034 (f)	655	660
4.205% due 11/01/2034 (f)	1,496	1,524
4.209% due 06/01/2035 (f)	401	407
4.219% due 05/01/2033	308	309
4.220% due 09/01/2033	183	183
4.250% due 03/25/2033 - 05/25/2033	596	585
4.270% due 01/01/2033	247	249
4.293% due 02/01/2035	124	125
4.298% due 04/01/2035	345	353
4.320% due 09/01/2035 (f)	1,238	1,242
4.333% due 01/01/2035	67	68
4.349% due 03/01/2035 (f)	1,491	1,512
4.382% due 05/01/2035	281	283
4.385% due 04/01/2034	39	39
4.396% due 07/01/2035 (f)	1,706	1,705
4.416% due 03/01/2035	198	200
4.424% due 04/01/2033 (f)	1,745	1,764
4.431% due 02/01/2035 (f)	527	537
4.447% due 04/01/2035	322	327
4.451% due 01/01/2035	214	217
4.463% due 05/01/2036 (f)	1,293	1,304
4.476% due 01/01/2035	216	219
4.489% due 06/01/2033	333	338
4.494% due 01/01/2035 (f)	758	774
4.495% due 03/01/2035	81	82
4.500% due 01/01/2010 - 09/25/2018	567	565
4.500% due 01/01/2011 (f)	360	364
4.512% due 01/01/2035	234	237
4.513% due 03/01/2034 (f)	1,701	1,701
4.518% due 12/01/2034	179	182
4.525% due 04/01/2033	82	83
4.530% due 10/01/2026 - 11/01/2040	194	194
4.544% due 06/01/2035 (f)	1,860	1,891
4.558% due 11/01/2034 (f)	369	376
4.574% due 09/01/2035 (f)	3,066	3,087
4.577% due 07/01/2033	96	97
4.577% due 04/01/2035 - 07/01/2035 (f)	3,001	3,021
4.578% due 11/01/2034	164	168
4.608% due 03/01/2033	13	13
4.616% due 07/01/2034	70	71
4.635% due 03/01/2034	64	64
4.637% due 11/01/2034	20	20
4.640% due 07/01/2033	157	158
4.659% due 04/01/2035	298	302
4.666% due 06/01/2033	135	136
4.666% due 05/25/2035 (f)	1,934	1,969
4.672% due 05/01/2035 (f)	944	955
4.691% due 04/01/2033 (f)	1,524	1,537
4.732% due 03/01/2035	193	193
4.736% due 05/01/2035 (f)	454	458
4.753% due 02/01/2035	147	148
4.763% due 10/01/2035 (f)	352	355
4.764% due 07/01/2034 (f)	491	497
4.767% due 10/01/2034	52	53
4.806% due 05/01/2036	181	181
4.810% due 10/01/2027	10	10
4.832% due 01/01/2035	342	345
4.834% due 07/01/2035 (f)	4,323	4,397
4.840% due 07/01/2035 (f)	2,121	2,142
4.850% due 05/01/2036	324	325
4.850% due 05/01/2036 (f)	1,523	1,517
4.852% due 01/01/2035	112	113
4.878% due 09/01/2035 (f)	2,702	2,726
4.880% due 06/01/2033	156	158
4.898% due 06/01/2035 (f)	847	855
4.920% due 02/01/2035 (f)	535	539
4.950% due 04/01/2036 (f)	570	577
4.994% due 07/01/2042 (f)	369	369
4.994% due 03/01/2044 - 10/01/2044	98	98
5.000% due 09/01/2009 - 05/01/2036	1,948	1,899
5.000% due 10/01/2019 - 09/01/2037 (f)	32,434	31,111
5.035% due 01/01/2015	33	32
5.043% due 07/01/2035	172	173
5.050% due 06/01/2033	128	131
5.052% due 07/01/2035 (f)	1,171	1,185
5.053% due 05/01/2033	61	63
5.056% due 02/01/2035 (f)	1,378	1,400
5.070% due 03/01/2036 (f)	550	550
5.098% due 08/01/2035	292	297
5.127% due 10/01/2035 (f)	1,845	1,869
5.152% due 12/01/2035 (f)	2,009	2,038
5.160% due 05/01/2025	58	59
5.163% due 04/01/2036 (f)	463	469
5.172% due 02/01/2036 (f)	1,507	1,519
5.188% due 12/01/2036 (f)	600	602
5.190% due 03/01/2036	270	271
5.194% due 11/01/2030 - 10/01/2040	244	244
5.215% due 05/01/2031	14	15
5.217% due 03/01/2032	113	114
5.223% due 12/01/2014	22	22
5.223% due 12/01/2032 (f)	774	780
5.249% due 03/01/2029	19	20
5.250% due 08/18/2017	100	100
5.254% due 02/01/2036 (f)	2,780	2,803
5.260% due 04/01/2037 (f)	407	410
5.286% due 12/01/2035	89	90
5.308% due 09/01/2035 (f)	2,343	2,394
5.370% due 08/25/2043	1,000	975
5.375% due 10/01/2016 - 12/01/2028	88	88
5.382% due 10/01/2028	54	55
5.386% due 04/01/2032	192	196
5.398% due 09/01/2015	44	44
5.410% due 12/01/2024	40	40
5.415% due 12/01/2017	38	38
5.417% due 05/01/2017	41	41
5.421% due 01/01/2017	29	29
5.429% due 01/01/2029	23	23
5.474% due 10/01/2017	21	21
5.498% due 01/01/2037	175	177
5.500% due 05/01/2015 - 07/01/2038	52,426	51,607
5.500% due 11/01/2018 - 05/01/2037 (f)	70,523	69,674
5.521% due 07/01/2034	118	118
5.667% due 05/01/2036	132	134
5.724% due 11/01/2024	120	121
5.776% due 04/01/2036	300	304
5.788% due 11/01/2035	43	43
5.803% due 12/01/2036	304	309
5.804% due 10/01/2018 (f)	842	846
5.850% due 09/16/2028	56	55
5.896% due 12/01/2036	311	316
6.000% due 03/01/2009 (f)	383	391
6.000% due 03/25/2016	168	174
6.047% due 01/01/2037 (f)	1,774	1,791
6.050% due 05/25/2023	47	48
6.134% due 05/01/2033	311	313
6.155% due 04/01/2036	51	52
6.200% due 04/01/2018	22	22
6.220% due 10/01/2031	70	72
6.250% due 02/01/2011 (f)	457	472
6.253% due 11/01/2032	224	227
6.280% due 02/01/2018	11	11
6.300% due 12/01/2024	12	12
6.301% due 09/01/2033	40	41
6.304% due 10/01/2032	38	38
6.350% due 11/01/2019	28	27
6.371% due 01/01/2028	27	27
6.382% due 09/01/2030	50	50
6.400% due 12/01/2017	54	54
6.413% due 10/01/2033 (f)	835	854
6.422% due 01/01/2033	258	261
6.440% due 07/01/2036 (f)	758	784
6.495% due 03/01/2019	25	25
6.500% due 09/25/2008 - 12/25/2023	205	215
6.510% due 08/01/2036 (f)	1,078	1,124
6.625% due 07/01/2010 - 08/01/2018	55	56
6.770% due 01/18/2029	222	232
6.801% due 10/01/2033	30	30
6.831% due 08/01/2032	58	59
6.951% due 03/01/2030	30	30
7.000% due 03/01/2015 (f)	1,023	1,073
7.000% due 02/01/2019 - 07/25/2042	164	172
7.036% due 03/01/2027	11	12
7.144% due 09/01/2033	7	7
7.190% due 03/01/2027	81	82
7.250% due 09/01/2032	27	28
7.500% due 08/25/2021 - 04/25/2022	321	332
9.639% due 10/25/2008	9	9
9.859% due 10/25/2008	8	8
13.100% due 08/25/2021	94	104
14.690% due 10/25/2008	16	16
Farmer Mac
7.538% due 01/25/2012	328	325
Federal Home Loan Bank
4.750% due 07/14/2017	100	99
5.000% due 06/19/2018	500	496
Federal Housing Administration
7.430% due 03/01/2021	11	11
Freddie Mac
2.671% due 03/15/2031	924	914
2.721% due 10/15/2032 - 07/15/2034	895	886
2.742% due 08/25/2031	234	228
2.821% due 12/15/2029	73	72
2.842% due 10/25/2029	3	3
2.900% due 09/15/2023	7	7
2.921% due 08/15/2029 - 12/15/2031	323	322
2.950% due 02/15/2024 - 09/15/2026	310	309
2.971% due 04/15/2032	1,164	1,158
2.985% due 05/15/2023	125	124
3.000% due 05/15/2023	292	290
3.021% due 08/15/2029 - 03/15/2032	1,836	1,832
3.050% due 10/15/2008 - 04/15/2022	24	24
3.150% due 03/15/2020	68	68
3.200% due 06/15/2022	70	70
3.350% due 08/15/2023	36	35
3.450% due 02/15/2021	26	26
3.500% due 10/15/2022	46	46
3.536% due 09/01/2033 (f)	370	372
3.550% due 10/15/2022	9	9
3.600% due 05/15/2023	40	40
3.791% due 09/01/2033	67	68
3.835% due 01/01/2034	81	81
4.000% due 03/15/2012 - 10/15/2033	390	340
4.156% due 04/01/2034	315	317
4.171% due 06/01/2034 (f)	1,245	1,250
4.185% due 02/01/2035 (f)	605	615
4.214% due 02/01/2035 (f)	788	793
4.233% due 03/01/2034	177	178
4.258% due 10/01/2033	144	145
4.286% due 12/01/2033	326	330
4.333% due 11/01/2034	237	237
4.336% due 02/01/2035	191	193
4.337% due 11/01/2034	96	97
4.351% due 02/01/2035	127	129
4.364% due 01/01/2035	170	171
4.376% due 11/01/2034	273	273
4.379% due 01/01/2035	282	284
4.392% due 09/01/2035 (f)	1,516	1,521
4.394% due 11/01/2034	84	84
4.397% due 11/01/2033	98	98
4.409% due 01/01/2035 (f)	650	659
4.420% due 02/01/2035	305	305
4.424% due 01/01/2035	315	316
4.424% due 04/01/2035 (f)	1,271	1,276
4.433% due 02/01/2035	175	176
4.436% due 02/01/2035	167	169
4.452% due 02/01/2035	81	82
4.453% due 06/01/2035 (f)	1,196	1,207
4.466% due 10/01/2034	144	145
4.468% due 03/01/2034 (f)	2,413	2,466
4.477% due 11/01/2034	136	137
4.500% due 08/01/2010 (f)	387	391
4.500% due 12/15/2010 - 02/01/2035	1,834	1,836
4.507% due 04/01/2035 (f)	709	715
4.582% due 08/01/2035 (f)	1,200	1,220
4.626% due 01/01/2035 (f)	830	847
4.680% due 09/01/2035 (f)	356	359
4.686% due 04/01/2033	52	52
4.738% due 12/01/2033 (f)	858	866
4.750% due 02/01/2017	9	9
4.788% due 11/01/2035 (f)	555	560
4.848% due 09/01/2035	124	125
4.911% due 03/01/2035 (f)	2,082	2,094
4.925% due 11/01/2035 (f)	3,000	3,031
4.983% due 03/01/2035	292	295
4.983% due 01/01/2037 (f)	1,264	1,273
4.994% due 10/25/2044 - 02/25/2045	196	188
5.000% due 02/15/2011 - 09/15/2035	1,861	1,842
5.001% due 05/01/2035 (f)	702	708
5.016% due 12/01/2035 (f)	542	550
5.090% due 09/25/2023	1,122	1,121
5.135% due 01/01/2036 (f)	591	598
5.141% due 07/01/2034 (f)	1,656	1,673
5.163% due 09/01/2035	297	301
5.194% due 07/25/2044	2,571	2,407
5.204% due 11/01/2034 (f)	630	631
5.223% due 04/01/2033	16	16
5.250% due 07/30/2018	100	100
5.251% due 04/01/2034	119	119
5.308% due 09/01/2035	74	75
5.309% due 04/01/2036	316	322
5.424% due 02/01/2036	140	142
5.439% due 07/01/2037	203	207
5.487% due 03/01/2025	85	86
5.500% due 12/01/2008 (f)	532	536
5.500% due 10/15/2015 - 05/15/2036	117	109
5.545% due 01/01/2032	48	48
5.569% due 03/01/2033 - 04/01/2035	374	380
5.583% due 12/01/2035	355	357
5.658% due 04/01/2036	225	228
5.721% due 03/01/2036 (f)	971	990
5.735% due 03/01/2037 (f)	2,575	2,623
5.836% due 04/01/2032	139	139
5.884% due 08/01/2031	295	298
5.901% due 12/01/2024 (f)	429	434
5.922% due 07/01/2037 (f)	5,177	5,267
6.013% due 11/01/2024	262	265
6.118% due 08/01/2029	24	24
6.465% due 03/01/2028	17	17
6.500% due 03/15/2009 - 07/25/2043	79	81
6.500% due 05/15/2029 - 09/01/2031 (f)	3,708	3,861
6.559% due 05/01/2026	62	63
6.597% due 01/01/2035	38	39
6.673% due 03/01/2030	85	86
6.692% due 10/01/2036 (f)	4,401	4,447
6.709% due 09/01/2036 (f)	6,574	6,723
6.717% due 11/01/2023	12	13
6.732% due 07/01/2036 (f)	6,250	6,393
6.838% due 10/01/2033	15	15
6.867% due 02/01/2026	30	30
7.000% due 06/01/2016 (f)	1,373	1,441
7.052% due 02/01/2022	15	15
7.101% due 09/01/2028	63	63
7.151% due 11/01/2027	120	120
7.158% due 04/01/2031	35	36
7.200% due 07/01/2032	33	34
7.236% due 08/01/2032	19	19
7.244% due 08/01/2023	36	36
9.250% due 11/15/2019	24	26
12.258% due 09/15/2014	35	36
Ginnie Mae
2.871% due 03/16/2029	205	204
2.879% due 02/20/2029 - 09/20/2030	357	356
3.021% due 10/16/2029	172	172
4.875% due 11/20/2031	29	29
5.000% due 01/20/2033 (f)	969	969
5.000% due 01/20/2034	76	76
5.125% due 10/20/2026 - 10/20/2033	199	200
5.250% due 02/20/2030	211	214
5.375% due 01/20/2023 - 01/20/2027	61	61
5.625% due 09/20/2018 - 09/20/2033	1,372	1,386
6.000% due 04/20/2016	21	22
6.375% due 04/20/2017 - 04/20/2033	833	848
6.500% due 05/20/2016 - 04/20/2019	28	29
7.000% due 10/20/2021	387	401
Small Business Administration
4.340% due 03/01/2024	2,556	2,439
4.504% due 02/01/2014	5,410	5,203
4.625% due 02/01/2025	758	728
4.930% due 01/01/2024	2,040	2,021
5.160% due 02/01/2028	2,500	2,499
5.780% due 08/01/2027	196	198
5.820% due 07/01/2027	196	202
6.344% due 08/01/2011	872	893
6.640% due 02/01/2011	478	491
7.449% due 08/01/2010	785	803
8.017% due 02/10/2010	300	312
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,251

Total U.S. Government Agencies (Cost $373,336)		377,123

MORTGAGE-BACKED SECURITIES 35.6%
Adjustable Rate Mortgage Trust
5.231% due 11/25/2035	3,960	3,241
5.376% due 11/25/2035	327	303
5.417% due 01/25/2036	404	382
American Home Mortgage Assets Trust
4.448% due 11/25/2046	2,763	2,043
American Home Mortgage Investment Trust
2.632% due 09/25/2035	84	84
4.390% due 02/25/2045	534	478
4.809% due 06/25/2045	390	304
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	662	660
Banc of America Funding Corp.
4.110% due 05/25/2035	134	125
6.141% due 01/20/2047	84	68
Banc of America Mortgage Securities, Inc.
3.856% due 02/25/2034	3,457	3,302
4.113% due 06/25/2034	470	416
4.139% due 10/25/2033	9	9
4.144% due 07/25/2034	212	209
4.564% due 11/25/2033	324	309
5.355% due 07/25/2033	606	606
5.372% due 05/25/2033	363	362
6.070% due 08/25/2034	377	366
6.368% due 11/25/2034	271	239
6.500% due 09/25/2033	93	91
6.858% due 02/25/2033	291	286
Bear Stearns Adjustable Rate Mortgage Trust
3.947% due 04/25/2034	3,621	3,373
4.415% due 05/25/2034	64	61
4.449% due 04/25/2034	2,189	2,106
4.476% due 02/25/2034	1,557	1,508
4.534% due 08/25/2033	162	152
4.625% due 10/25/2035	671	645
4.750% due 10/25/2035	868	860
4.760% due 11/25/2034	2,261	2,202
5.296% due 10/25/2034	199	193
5.398% due 05/25/2033	1,698	1,673
5.519% due 11/25/2030	63	60
5.733% due 02/25/2036	2,753	2,293
5.763% due 02/25/2036	781	765
6.736% due 02/25/2033	20	20
6.758% due 10/25/2034	353	323
7.045% due 04/25/2034	443	414
Bear Stearns Alt-A Trust
4.371% due 12/25/2033	2,078	1,730
5.232% due 03/25/2035	165	138
5.316% due 02/25/2036	52	40
5.372% due 05/25/2035	135	116
5.644% due 08/25/2036	2,313	1,919
5.701% due 09/25/2035	214	176
5.869% due 01/25/2036	2,433	1,988
6.250% due 08/25/2036	5,353	4,181
Bear Stearns Commercial Mortgage Securities
2.581% due 03/15/2019	75	72
3.121% due 03/15/2019	2,500	2,174
Bear Stearns Mortgage Securities, Inc.
5.719% due 06/25/2030	404	398
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	7,316	7,252
5.674% due 01/26/2036	2,710	2,255
5.777% due 12/26/2046	1,605	1,321
Bella Vista Mortgage Trust
2.729% due 05/20/2045	161	125
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,726	1,717
CBA Commercial Small Balance Commercial Mortgage
2.762% due 12/25/2036	923	601
CC Mortgage Funding Corp.
3.358% due 01/25/2035	1,719	1,362
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	315	296
5.398% due 01/25/2036	378	324
Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	164	162
6.350% due 11/25/2018	51	49
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	53	50
Citigroup Mortgage Loan Trust, Inc.
3.282% due 08/25/2035	579	498
4.098% due 08/25/2035	790	748
4.248% due 08/25/2035	2,199	2,079
4.679% due 08/25/2035	1,013	915
4.700% due 12/25/2035	606	588
4.900% due 12/25/2035	224	213
6.500% due 06/25/2016	3,374	3,417
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	681	660
Commercial Mortgage Pass-Through Certificates
2.671% due 02/05/2019	100	97
5.362% due 02/05/2019	3,000	2,987
5.665% due 02/05/2019	3,000	3,001
6.455% due 05/15/2032	340	340
6.715% due 02/01/2009	1,317	1,339
Countrywide Alternative Loan Trust
2.562% due 09/20/2046	22	21
2.672% due 11/25/2046	187	133
2.682% due 07/20/2046	3,962	2,745
2.689% due 03/20/2046	1,276	906
2.732% due 05/25/2035	562	427
2.752% due 02/25/2036	480	366
2.762% due 12/25/2035	834	624
2.772% due 11/25/2035	205	156
2.792% due 10/25/2035	292	225
2.799% due 11/20/2035	1,368	1,035
2.812% due 10/25/2035	233	181
2.982% due 09/25/2047	115	54
3.252% due 11/25/2035	8,067	6,170
4.250% due 02/25/2035	2,433	2,410
4.488% due 08/25/2046	5,332	3,927
4.528% due 02/25/2036	2,266	1,728
5.500% due 03/25/2036	382	347
5.750% due 06/25/2033	1,345	1,349
5.750% due 03/25/2037	1,500	1,249
6.000% due 10/25/2032	26	24
6.166% due 08/25/2036	921	881
6.250% due 08/25/2037	1,044	786
Countrywide Home Loan Mortgage Pass-Through Trust
2.752% due 02/25/2035	707	581
2.772% due 04/25/2035	198	150
2.782% due 03/25/2035	159	134
2.802% due 03/25/2035	1,755	1,329
2.822% due 02/25/2035	205	163
2.872% due 02/25/2035	512	383
2.942% due 09/25/2034	426	319
3.072% due 08/25/2034	2,146	1,613
4.500% due 10/25/2018	380	332
4.539% due 02/19/2034	78	67
4.611% due 01/19/2034	1,784	1,624
5.000% due 11/25/2018	372	360
5.000% due 06/25/2033	788	781
5.250% due 02/20/2036	1,544	1,303
5.420% due 04/25/2035	549	318
5.500% due 08/25/2033	923	753
5.500% due 11/25/2035	794	795
5.607% due 08/25/2034	247	219
6.064% due 07/19/2033	472	453
6.382% due 06/19/2031	11	11
6.816% due 05/19/2033	84	84
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	465
CS First Boston Mortgage Securities Corp.
2.962% due 01/25/2033	10	10
3.326% due 03/25/2032	408	369
4.668% due 01/25/2034	1,953	1,820
4.688% due 08/25/2033	1,093	1,067
4.832% due 04/15/2037	2,000	1,890
4.940% due 12/15/2035	8,165	7,942
5.097% due 07/25/2033	31	29
5.500% due 11/25/2035	1,978	1,898
5.603% due 07/15/2035	1,180	1,180
5.750% due 04/25/2033	318	298
6.250% due 07/25/2035	1,580	1,525
6.500% due 04/25/2033	84	79
6.500% due 12/25/2033	3,040	2,876
6.628% due 12/25/2032	228	228
7.000% due 02/25/2033	103	104
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	466
Denver Arena Trust
6.940% due 11/15/2019	1,834	1,753
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	330	313
Downey Savings & Loan Association Mortgage Loan Trust
4.468% due 04/19/2047	2,402	1,727
Drexel Burnham Lambert CMO Trust
3.209% due 05/01/2016	190	190
First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	2,936	2,570
5.297% due 09/25/2034	1,121	1,028
6.218% due 03/25/2035	720	629
First Horizon Asset Securities, Inc.
4.464% due 07/25/2033	12	12
4.911% due 02/25/2035	585	574
5.368% due 08/25/2035	1,829	1,751
First Republic Mortgage Loan Trust
2.821% due 11/15/2031	718	666
2.962% due 06/25/2030	115	104
GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	3,455	3,389
5.713% due 10/15/2038	500	502
6.278% due 11/15/2039	4,000	4,096
6.420% due 05/15/2035	7	7
6.500% due 05/15/2035	3,000	3,014
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	138	136
Greenpoint Mortgage Funding Trust
2.692% due 04/25/2036	794	558
2.702% due 06/25/2045	566	466
2.712% due 06/25/2045	726	600
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	101	96
Greenwich Capital Acceptance, Inc.
7.162% due 06/25/2024	73	73
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,924
GS Mortgage Securities Corp. II
2.820% due 03/06/2020	4,500	4,192
6.044% due 08/15/2018	457	465
GSR Mortgage Loan Trust
2.832% due 01/25/2034	120	101
4.539% due 09/25/2035	829	804
4.689% due 09/25/2035	151	149
5.248% due 11/25/2035	4,696	4,417
6.000% due 03/25/2032	2	2
GSRPM Mortgage Loan Trust
3.182% due 01/25/2032	702	597
Harborview Mortgage Loan Trust
2.572% due 01/19/2038	802	730
2.672% due 01/19/2038	1,558	1,116
2.672% due 02/19/2046	1,433	1,080
2.682% due 09/19/2046	1,464	1,015
2.702% due 05/19/2035	796	604
2.722% due 03/19/2037	921	650
2.832% due 01/19/2035	135	117
4.584% due 11/19/2034	138	135
5.130% due 06/19/2045	226	177
5.145% due 07/19/2035	8,049	7,436
5.172% due 05/19/2033	1,488	1,437
5.300% due 12/19/2035	165	162
6.276% due 08/19/2034	812	815
Hilton Hotel Pool Trust
2.958% due 10/03/2015	2,000	2,001
Impac CMB Trust
3.382% due 10/25/2033	1,062	1,012
Impac Secured Assets CMN Owner Trust
2.542% due 03/25/2037	1,348	1,163
2.832% due 05/25/2036	180	162
2.912% due 08/25/2036	3,049	2,137
Indymac ARM Trust
6.124% due 01/25/2032	34	28
Indymac Index Mortgage Loan Trust
2.692% due 06/25/2047	542	346
2.722% due 04/25/2035	607	465
2.762% due 03/25/2035	503	388
2.802% due 02/25/2035	530	413
3.092% due 09/25/2034	546	425
5.044% due 12/25/2034	1,681	1,462
Indymac Loan Trust
2.702% due 01/25/2011	69	56
2.762% due 07/25/2009	32	30
JPMorgan Chase Commercial Mortgage Securities Corp.
2.581% due 02/15/2019	3	3
3.890% due 01/12/2037	2,931	2,916
5.376% due 07/12/2037	1,900	1,917
JPMorgan Mortgage Trust
4.881% due 04/25/2035	297	283
5.020% due 02/25/2035	65	61
5.069% due 06/25/2035	709	695
5.120% due 10/25/2035	500	468
5.403% due 11/25/2035	411	393
5.500% due 10/25/2035	298	274
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	53	54
LB Mortgage Trust
8.423% due 01/20/2017	241	246
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	45	45
4.394% due 07/15/2030	20	20
4.904% due 06/15/2026	314	314
5.430% due 02/15/2040	100	93
6.058% due 06/15/2020	39	39
Lehman XS Trust
2.562% due 07/25/2046	210	205
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	8,551	8,114
3.788% due 11/21/2034	79	78
4.133% due 07/25/2034	240	231
6.173% due 10/25/2032	1,618	1,613
6.323% due 12/25/2033	9	8
7.250% due 01/25/2034	6	5
MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,533	1,512
Mellon Residential Funding Corp.
2.821% due 11/15/2031	80	72
2.911% due 12/15/2030	842	783
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	464
5.485% due 03/12/2051	500	467
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	32	26
4.986% due 05/25/2033	2,611	2,504
Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	347	346
MLCC Mortgage Investors, Inc.
2.852% due 03/25/2028	14	13
4.250% due 10/25/2035	2,804	2,683
4.430% due 10/25/2035	142	135
4.707% due 12/25/2034	1,718	1,673
4.958% due 04/25/2035	322	309
6.139% due 08/25/2029	1,903	1,842
Morgan Stanley Capital I
2.542% due 10/15/2020	18	17
5.378% due 11/14/2042	1,090	1,064
5.544% due 11/12/2049	500	450
5.692% due 04/15/2049	500	473
Nomura Asset Acceptance Corp.
2.582% due 06/25/2036	21	21
Ocwen Residential MBS Corp.
6.886% due 06/25/2039	576	288
Provident Funding Mortgage Loan Trust
3.912% due 10/25/2035	1,815	1,744
4.443% due 04/25/2034	1,580	1,523
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	193	194
Residential Accredit Loans, Inc.
2.582% due 09/25/2046	142	97
2.662% due 06/25/2046	5,023	3,603
2.672% due 04/25/2046	4,367	3,057
2.692% due 04/25/2046	277	198
2.782% due 08/25/2035	5,523	4,285
2.882% due 10/25/2045	5,747	4,472
5.332% due 09/25/2034	62	61
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	39	39
Residential Asset Securitization Trust
2.832% due 10/25/2018	289	279
2.882% due 05/25/2034	2,088	1,776
4.750% due 02/25/2019	565	509
5.194% due 12/25/2034	2,207	1,995
6.000% due 03/25/2037	4,748	4,202
Residential Funding Mortgage Securities I
2.882% due 07/25/2018	251	250
5.593% due 02/25/2036	389	364
6.500% due 03/25/2032	6	6
Rural Housing Trust 1987-1
8.330% due 04/01/2026	26	26
Salomon Brothers Mortgage Securities VII, Inc.
2.982% due 05/25/2032	195	180
4.112% due 09/25/2033	72	70
6.767% due 12/25/2030	1,276	1,222
8.500% due 05/25/2032	773	804
Sequoia Mortgage Trust
2.709% due 02/20/2035	98	83
2.832% due 10/19/2026	211	200
2.879% due 10/20/2027	39	37
3.159% due 10/20/2027	741	623
4.080% due 04/20/2035	316	289
4.111% due 02/20/2034	734	686
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,020
Structured Adjustable Rate Mortgage Loan Trust
2.822% due 08/25/2035	257	200
2.972% due 06/25/2034	1,545	1,383
4.500% due 02/25/2034	538	497
4.580% due 02/25/2034	172	162
4.928% due 01/25/2035	894	846
5.537% due 08/25/2035	1,974	1,766
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	51	49
2.652% due 03/25/2037	1,336	914
2.702% due 05/25/2036	3,686	2,586
2.782% due 07/19/2034	2,563	2,043
2.792% due 12/25/2035	1,070	769
2.832% due 03/19/2034	880	789
2.902% due 10/19/2033	69	64
5.758% due 05/02/2030	355	301
Structured Asset Securities Corp.
4.694% due 06/25/2033	1,969	1,935
5.619% due 06/25/2032	21	21
5.649% due 02/25/2032	6	5
6.361% due 06/25/2033	672	682
6.437% due 10/25/2031	70	69
6.943% due 11/25/2032	18	17
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	56	53
Thornburg Mortgage Securities Trust
2.532% due 03/25/2046	531	528
2.582% due 03/25/2037	3,423	3,187
2.592% due 03/25/2046	1,595	1,572
2.602% due 07/25/2036	6,626	6,155
Travelers Mortgage Services, Inc.
7.354% due 09/25/2018	78	77
Wachovia Bank Commercial Mortgage Trust
0.257% due 10/15/2041 (a)	99,939	1,734
2.551% due 06/15/2020	89	82
2.561% due 09/15/2021	10,979	10,360
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035	379	359
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045	1,552	1,191
2.752% due 12/25/2045	1,385	1,114
2.772% due 07/25/2045	1,437	1,157
2.772% due 08/25/2045	4	4
2.772% due 10/25/2045	36	28
2.792% due 01/25/2045	462	358
2.802% due 07/25/2045	2,667	2,119
2.808% due 11/25/2034	58	50
2.828% due 10/25/2044	1,998	1,708
2.858% due 06/25/2044	269	250
2.858% due 07/25/2044	222	212
2.872% due 12/25/2045	89	88
2.928% due 11/25/2034	4,866	4,122
2.938% due 07/25/2044	178	156
3.022% due 12/25/2027	1,499	1,370
3.940% due 07/25/2034	470	464
3.952% due 06/25/2033	793	772
4.043% due 09/25/2033	5,799	5,552
4.056% due 10/25/2033	500	500
4.134% due 08/25/2034	625	616
4.162% due 08/25/2033	77	73
4.243% due 06/25/2034	454	445
4.361% due 02/27/2034	1,840	1,710
4.528% due 02/25/2046	1,136	837
4.530% due 11/25/2041	19	17
4.561% due 06/25/2033	27	26
4.669% due 04/25/2035	200	198
4.917% due 08/25/2035	5,904	5,845
4.928% due 06/25/2042	49	44
4.928% due 08/25/2042	52	47
4.928% due 04/25/2044	124	106
4.990% due 05/25/2041	192	176
4.994% due 11/25/2041	258	245
5.549% due 04/25/2033	449	441
5.756% due 03/25/2033	1,076	1,072
6.222% due 12/19/2039	947	928
Washington Mutual MSC Mortgage Pass-Through Certificates
2.982% due 01/25/2018	237	237
5.354% due 02/25/2033	1,840	1,834
6.549% due 11/25/2030	88	83
6.792% due 02/25/2033	49	48
Wells Fargo Mortgage-Backed Securities Trust
2.982% due 07/25/2037	1,025	885
3.541% due 09/25/2034	450	445
4.000% due 08/25/2034	410	402
4.365% due 05/25/2035	955	927
4.479% due 06/25/2035	1,148	1,122
4.487% due 11/25/2033	136	128
4.515% due 11/25/2033	1,672	1,660
4.527% due 06/25/2034	3,452	3,330
4.539% due 02/25/2035	1,476	1,456
4.556% due 01/25/2035	3,571	3,324
4.572% due 12/25/2034	1,049	1,014
4.596% due 12/25/2033	2,100	1,905
4.603% due 11/25/2034	1,404	1,378
4.705% due 12/25/2033	2,665	2,521
4.730% due 07/25/2034	2,051	2,028
4.945% due 01/25/2035	5,009	4,866
4.950% due 03/25/2036	1,280	1,233
4.993% due 12/25/2034	88	86
4.999% due 10/25/2035	176	172
5.250% due 02/25/2018	563	560
6.645% due 02/25/2033	26	26

Total Mortgage-Backed Securities (Cost $391,574)		370,115

ASSET-BACKED SECURITIES 52.2%
Aames Mortgage Investment Trust
2.882% due 10/25/2035	1,460	1,416
ABFS Mortgage Loan Trust
2.982% due 04/25/2034	201	177
6.285% due 07/15/2033	2,000	1,710
Accredited Mortgage Loan Trust
2.522% due 09/25/2036	151	150
2.532% due 02/25/2037	1,636	1,602
2.632% due 12/25/2035	1,107	1,098
2.692% due 12/25/2035	100	95
ACE Securities Corp.
2.532% due 06/25/2036	196	195
2.532% due 08/25/2036	20	20
2.572% due 06/25/2037	1,986	1,851
2.632% due 12/25/2035	3,517	3,467
2.692% due 08/25/2035	179	179
3.282% due 03/25/2035	601	188
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,180	2,258
American Express Credit Account Master Trust
2.971% due 02/15/2012	281	275
3.421% due 08/15/2012	2,000	2,014
American Home Mortgage Investment Trust
2.662% due 08/25/2035	44	13
American Residential Eagle Certificate Trust
3.482% due 05/25/2028	717	698
Amortizing Residential Collateral Trust
2.732% due 01/25/2032	60	55
2.752% due 06/25/2032	76	71
2.772% due 07/25/2032	14	12
2.832% due 08/25/2032	17	15
Amresco Residential Securities Mortgage Loan Trust
2.978% due 06/25/2028	180	152
2.992% due 03/25/2027	9	9
3.038% due 06/25/2027	129	114
3.038% due 09/25/2027	479	426
Argent Securities, Inc.
2.532% due 09/25/2036	93	92
2.532% due 10/25/2036	38	37
2.642% due 03/25/2036	3,878	3,820
Asset-Backed Funding Certificates
2.522% due 09/25/2036	174	173
2.542% due 01/25/2037	185	179
2.832% due 06/25/2034	1,127	1,003
2.902% due 03/25/2035	4,905	4,206
3.502% due 03/25/2032	1,814	1,391
Asset-Backed Securities Corp. Home Equity
2.592% due 05/25/2036	534	533
2.882% due 05/25/2036	2,500	580
2.991% due 06/15/2031	70	61
3.821% due 04/15/2033	163	138
BA Credit Card Trust
3.671% due 12/16/2013	10,000	10,156
Bayview Financial Asset Trust
2.882% due 12/25/2039	604	352
Bear Stearns Asset-Backed Securities Trust
2.542% due 05/25/2036	388	381
2.552% due 12/25/2036	1,222	1,124
2.562% due 10/25/2036	898	865
2.572% due 04/25/2036	7	7
2.602% due 05/25/2037	344	332
2.632% due 08/25/2036	196	192
2.682% due 06/25/2036	2,416	2,220
2.812% due 01/25/2036	776	747
2.882% due 10/27/2032	81	74
2.932% due 12/25/2033	1,158	875
2.972% due 06/25/2036	1,100	864
2.982% due 06/25/2035	4,036	3,930
2.982% due 09/25/2034 (i)	481	413
3.072% due 06/25/2043	2,575	2,297
3.142% due 10/25/2032	182	160
3.232% due 11/25/2042	556	475
3.482% due 10/25/2037	12,732	10,240
3.682% due 10/25/2032	583	515
3.732% due 08/25/2037	6,959	5,949
4.082% due 10/25/2037	1,500	798
5.431% due 10/25/2036	3,633	3,016
5.624% due 07/25/2036	2,793	2,290
Bear Stearns Second Lien Trust
3.282% due 12/25/2036	5,000	1,011
4.982% due 12/25/2036	1,200	133
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011	2,400	2,409
3.921% due 10/15/2012	2,300	2,322
5.040% due 05/17/2010	2,000	2,019
Carrington Mortgage Loan Trust
2.532% due 10/25/2036	1,596	1,579
2.532% due 01/25/2037	2,058	1,992
2.548% due 07/25/2036	3	3
CDC Mortgage Capital Trust
3.102% due 01/25/2033	46	37
3.532% due 01/25/2033	1,595	1,064
Cendant Mortgage Corp.
5.988% due 07/25/2043	181	171
Centex Home Equity
2.962% due 06/25/2034	30	26
3.172% due 09/25/2034	1,400	1,157
5.160% due 09/25/2034	1,881	1,449
Charming Shoppes Master Trust
2.801% due 05/15/2014	1,000	994
Chase Funding Mortgage Loan Asset-Backed Certificates
2.772% due 09/25/2033	7	6
3.022% due 04/25/2033	7	7
4.132% due 03/25/2032	62	41
4.515% due 02/25/2014	467	440
4.537% due 09/25/2032	8	7
Chase Issuance Trust
2.721% due 09/15/2011	3,600	3,593
CIT Group Home Equity Loan Trust
3.132% due 12/25/2031	1,201	852
Citibank Omni Master Trust
3.581% due 12/23/2013	10,000	10,090
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	248	247
2.532% due 10/25/2036	500	496
2.552% due 08/25/2036	3	3
2.562% due 01/25/2037	374	348
2.582% due 10/25/2036	3,000	2,797
2.592% due 08/25/2036	2,100	2,029
2.592% due 03/25/2037	1,456	1,381
5.629% due 08/25/2035	2,777	2,423
Community Program Loan Trust
4.500% due 10/01/2018	3,658	3,619
4.500% due 04/01/2029	500	448
Conseco Finance
3.171% due 08/15/2033	175	113
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,019	1,526
Contimortgage Home Equity Trust
2.951% due 06/15/2025	30	7
7.780% due 04/25/2014	1	1
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	17	16
2.532% due 01/25/2037	688	685
2.532% due 03/25/2037	821	801
2.532% due 05/25/2037	522	506
2.532% due 07/25/2037	230	222
2.532% due 08/25/2037	1,253	1,231
2.532% due 03/25/2047	896	885
2.532% due 05/25/2047	461	450
2.542% due 03/25/2037	765	750
2.542% due 09/25/2046	793	788
2.562% due 10/25/2037	1,310	1,233
2.582% due 09/25/2047	1,822	1,781
2.592% due 06/25/2035	875	817
2.592% due 10/25/2046	35	34
2.622% due 04/25/2036	49	49
2.642% due 02/25/2036	327	306
2.662% due 09/25/2036	151	144
2.672% due 06/25/2036	1,774	1,662
2.692% due 10/25/2035	182	181
2.712% due 09/25/2034	172	148
2.782% due 11/25/2033	40	36
2.822% due 05/25/2036	22	22
2.852% due 12/25/2034	75	66
2.872% due 11/25/2034	1,267	1,124
2.942% due 11/25/2036	4,000	2,824
2.952% due 11/25/2033	276	248
2.962% due 12/25/2031	30	23
2.982% due 09/25/2032	382	342
3.102% due 09/25/2033	18	14
3.132% due 10/25/2034	6,304	4,624
3.162% due 06/25/2033	31	28
3.382% due 04/25/2032	587	551
3.382% due 05/25/2032	700	678
3.872% due 03/25/2020	400	385
4.946% due 10/25/2035	320	277
5.125% due 12/25/2034	4,908	3,988
Credit-Based Asset Servicing & Securitization LLC
2.542% due 04/25/2037	4,012	3,856
2.912% due 01/25/2036	1,000	528
3.382% due 11/25/2033	2,655	2,520
4.582% due 01/25/2031	486	474
CS First Boston Mortgage Securities Corp.
2.732% due 01/25/2043	238	233
2.842% due 05/25/2044	272	250
3.102% due 01/25/2032	16	15
EMC Mortgage Loan Trust
2.932% due 12/25/2042	2,797	2,321
3.232% due 08/25/2040	1,411	1,219
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,595	1,455
Equity One Asset-Backed Securities, Inc.
2.732% due 07/25/2034	76	63
2.782% due 04/25/2034	33	28
2.822% due 07/25/2034	5	4
First Alliance Mortgage Loan Trust
2.500% due 10/25/2024	16	14
2.692% due 09/20/2027	49	37
8.020% due 03/20/2031	29	23
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036	15	15
2.522% due 01/25/2038	2,255	2,178
2.532% due 11/25/2036	2,613	2,511
2.532% due 12/25/2036	783	762
2.592% due 04/25/2036	5,000	4,898
2.592% due 09/25/2036	3,000	2,728
2.592% due 12/25/2037	1,150	925
2.862% due 10/25/2034	10	10
2.882% due 04/25/2035	3,000	2,509
3.102% due 11/25/2031	239	226
First International Bank N.A.
3.021% due 03/15/2027	125	49
First NLC Trust
2.552% due 08/25/2037	778	730
2.722% due 02/25/2036	1,711	1,691
Fleet Home Equity Loan Trust
2.729% due 01/20/2033	239	167
Ford Credit Auto Owner Trust
3.371% due 01/15/2011	2,200	2,207
3.891% due 06/15/2012	2,600	2,627
4.091% due 05/15/2012	5,000	5,045
Franklin Auto Trust
3.482% due 10/20/2011	10,000	9,981
Fremont Home Loan Trust
2.532% due 10/25/2036	1,650	1,610
2.552% due 02/25/2037	747	731
2.592% due 02/25/2036	600	581
2.602% due 04/25/2036	13	13
Green Tree Financial Corp.
6.110% due 09/01/2023	2,853	2,841
6.180% due 04/01/2030	1,251	1,126
6.220% due 03/01/2030	93	84
6.240% due 11/01/2016	4	3
6.450% due 06/01/2030	242	238
6.530% due 04/01/2030	894	817
6.810% due 12/01/2027	2,045	1,990
6.860% due 03/15/2028	39	39
6.860% due 07/15/2029	480	472
6.870% due 04/01/2030	55	51
7.140% due 03/15/2028	520	502
7.290% due 03/15/2028	320	321
7.360% due 02/15/2029	38	38
7.550% due 01/15/2029	1,815	1,800
7.620% due 06/15/2028	135	136
GSAA Trust
2.752% due 06/25/2035	776	498
GSAMP Trust
2.522% due 10/25/2046	854	834
2.552% due 12/25/2036	638	618
2.602% due 12/25/2035	25	25
2.602% due 01/25/2047	2,742	2,683
2.632% due 10/25/2036	6,750	2,524
2.672% due 11/25/2035	6,900	1,183
2.772% due 03/25/2034	286	282
2.832% due 01/25/2045	432	385
3.032% due 03/25/2034	2,357	2,013
3.132% due 08/25/2033	74	63
GSR Mortgage Loan Trust
2.582% due 11/25/2030	14	14
GSRPM Mortgage Loan Trust
2.602% due 03/25/2035	1,448	1,357
2.862% due 09/25/2042	74	74
HFC Home Equity Loan Asset-Backed Certificates
2.659% due 01/20/2036	1,871	1,714
2.769% due 01/20/2034	410	363
2.829% due 09/20/2033	524	492
3.009% due 01/20/2034	871	732
Home Equity Asset Trust
2.542% due 05/25/2037	1,257	1,193
2.632% due 10/25/2036	100	86
2.642% due 05/25/2036	6,215	5,984
3.012% due 07/25/2034	726	583
3.082% due 11/25/2032	1	1
3.402% due 02/25/2033	1	1
Home Equity Mortgage Trust
2.662% due 05/25/2036	2,865	2,385
5.300% due 05/25/2036	135	55
5.321% due 04/25/2035	316	208
HSBC Asset Loan Obligation
2.542% due 12/25/2036	278	266
HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	4,350	4,154
IMC Home Equity Loan Trust
7.310% due 11/20/2028	114	113
Indymac Home Equity Loan Asset-Backed Trust
3.832% due 07/25/2034	1,000	673
Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036	106	106
2.532% due 11/25/2036	173	169
2.542% due 04/25/2037	2,340	2,315
2.642% due 07/25/2037	275	235
Irwin Home Equity Corp.
3.832% due 02/25/2029	1,079	835
Ischus CDO Ltd.
2.729% due 09/10/2013	655	532
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	346	341
2.532% due 08/25/2036	733	722
2.532% due 10/25/2036	1,275	1,248
2.552% due 11/25/2036	265	257
2.592% due 08/25/2036	3,353	2,887
5.935% due 11/25/2036	1,098	1,072
Keystone Owner Trust
7.900% due 01/25/2029	117	116
7.930% due 05/25/2025	22	21
LA Arena Funding LLC
7.656% due 12/15/2026	2,906	2,878
Lake Country Mortgage Loan Trust
3.012% due 12/25/2032	1,355	1,140
Lehman XS Trust
2.562% due 04/25/2046	19	19
2.562% due 11/25/2046	2,830	2,690
2.632% due 08/25/2035	198	192
2.632% due 04/25/2037	397	376
2.652% due 04/25/2046	7,600	7,088
Long Beach Mortgage Loan Trust
2.522% due 07/25/2036	37	37
2.662% due 08/25/2035	123	120
2.762% due 10/25/2034	23	19
2.812% due 01/25/2046	47	41
2.952% due 08/25/2035	2,000	1,626
3.092% due 03/25/2032	2	1
3.908% due 03/25/2032	333	258
Madison Avenue Manufactured Housing Contract
3.932% due 03/25/2032	1,500	1,293
MASTR Asset-Backed Securities Trust
2.632% due 05/25/2037	500	449
3.032% due 10/25/2034	1,234	1,000
MASTR Specialized Loan Trust
3.332% due 05/25/2037	630	465
MBNA Credit Card Master Note Trust
2.461% due 09/15/2011	600	598
Merrill Lynch First Franklin Mortgage Loan Trust
3.182% due 10/25/2037	1,393	1,371
Merrill Lynch Mortgage Investors, Inc.
2.512% due 05/25/2037	112	111
2.532% due 05/25/2037	550	544
2.542% due 10/25/2037	982	951
2.552% due 08/25/2036	1,699	1,645
2.562% due 09/25/2037	2,374	2,316
2.572% due 06/25/2037	2,000	1,961
2.622% due 01/25/2037	153	152
Mid-State Trust
6.005% due 08/15/2037	3,959	3,866
8.330% due 04/01/2030	1,034	1,022
Money Store Home Equity Trust
2.771% due 08/15/2029	125	94
Morgan Stanley ABS Capital I
2.512% due 06/25/2036	327	326
2.522% due 07/25/2036	976	969
2.532% due 09/25/2036	124	122
2.542% due 05/25/2037	1,990	1,955
2.552% due 08/25/2036	10	10
2.582% due 04/25/2036	10,019	9,899
2.582% due 09/25/2036	25	23
2.582% due 10/25/2036	5,000	4,525
2.582% due 11/25/2036	5,000	4,549
2.602% due 02/25/2036	342	338
2.632% due 06/25/2036	325	289
2.802% due 11/25/2035	2,850	2,413
4.082% due 08/25/2034	1,651	722
4.482% due 07/25/2037	1,250	727
Morgan Stanley Dean Witter Capital I
4.958% due 01/25/2032	1,215	919
Morgan Stanley Home Equity Loans
2.532% due 12/25/2036	54	53
2.592% due 02/25/2036	1,344	1,339
Morgan Stanley IXIS Real Estate Capital Trust
2.592% due 11/25/2036	3,000	2,782
Morgan Stanley Mortgage Loan Trust
2.642% due 11/25/2036	3,035	1,865
Nationstar Home Equity Loan Trust
2.552% due 09/25/2036	296	294
New Century Home Equity Loan Trust
2.662% due 05/25/2036	1,205	1,095
2.742% due 06/25/2035	9	8
3.579% due 06/20/2031	3,143	2,975
Nomura Asset Acceptance Corp.
2.622% due 01/25/2036	284	267
2.792% due 01/25/2036	3,000	1,777
Nomura Home Equity Loan, Inc.
2.792% due 05/25/2035	560	559
Novastar Home Equity Loan
3.262% due 05/25/2033	15	12
Oakwood Mortgage Investors, Inc.
2.846% due 03/15/2018	474	406
Option One Mortgage Loan Trust
2.532% due 01/25/2037	2,119	2,068
2.572% due 05/25/2037	346	341
2.979% due 08/20/2030	13	12
3.012% due 05/25/2034	35	27
3.022% due 06/25/2032	9	8
3.082% due 04/25/2033	50	44
Origen Manufactured Housing
2.711% due 05/15/2032	19	19
4.750% due 08/15/2021	2,000	1,867
7.650% due 03/15/2032	2,000	1,990
Ownit Mortgage Loan Asset-Backed Certificates
2.542% due 03/25/2037	200	198
Park Place Securities, Inc.
3.072% due 02/25/2035	2,000	1,784
Peco Energy Transition Trust
6.130% due 03/01/2009	63	63
People’s Choice Home Loan Securities Trust
2.912% due 05/25/2035	1,200	1,020
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047	2,612	2,501
5.350% due 01/25/2036	205	205
5.500% due 01/25/2036	146	146
Quest Trust
2.602% due 08/25/2036	8,781	8,151
4.182% due 07/20/2034	22	20
RAAC Series 2007-SP2
2.882% due 06/25/2047	1,500	1,056
RAAC Series 2007-SP3
3.682% due 09/25/2047	2,067	1,918
Renaissance Home Equity Loan Trust
2.982% due 12/25/2033	250	208
3.102% due 03/25/2033	33	25
3.582% due 09/25/2037	2,253	2,143
3.682% due 08/25/2032	1,799	1,617
4.934% due 08/25/2035	140	129
Residential Asset Mortgage Products, Inc.
2.552% due 05/25/2036	37	37
2.552% due 02/25/2037	1,526	1,474
2.602% due 10/25/2036	2,483	2,365
3.202% due 04/25/2033	4	3
3.262% due 02/25/2033	11	9
5.707% due 08/25/2034	3,000	1,635
5.900% due 07/25/2034	2,000	664
5.942% due 04/25/2034	2,000	1,917
Residential Asset Securities Corp.
2.522% due 06/25/2036	5	5
2.522% due 08/25/2036	459	456
2.532% due 09/25/2036	13	13
2.542% due 01/25/2037	1,319	1,291
2.552% due 07/25/2036	61	61
2.552% due 02/25/2037	1,237	1,181
2.592% due 04/25/2037	2,025	1,931
2.612% due 03/25/2036	1,329	1,323
2.912% due 03/25/2035	7,000	5,748
3.062% due 06/25/2033	223	156
7.140% due 04/25/2032	764	228
Residential Funding Mortgage Securities II, Inc.
2.772% due 12/25/2032	18	13
6.230% due 05/25/2037	5,000	2,474
8.350% due 03/25/2025	90	79
SACO I, Inc.
2.542% due 05/25/2036	75	53
2.662% due 05/25/2036	4,930	843
2.692% due 03/25/2036	3,263	1,344
2.742% due 06/25/2036	1,452	853
2.982% due 07/25/2035	3,708	2,030
5.000% due 06/25/2036 (a)	1,569	7
Salomon Brothers Mortgage Securities VII, Inc.
2.962% due 03/25/2028	258	253
Saxon Asset Securities Trust
2.542% due 10/25/2046	889	870
2.982% due 03/25/2032	823	766
3.002% due 08/25/2032	362	359
3.022% due 01/25/2032	15	15
Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	3,022	2,805
2.812% due 10/25/2035	700	653
Security National Mortgage Loan Trust
2.772% due 10/25/2036	11,519	10,513
SLC Student Loan Trust
3.662% due 06/15/2021	10,700	10,685
SLM Student Loan Trust
2.816% due 06/15/2018	36	36
2.910% due 10/25/2016	331	331
2.920% due 04/25/2017	53	52
2.936% due 12/15/2033	4,000	4,003
2.960% due 10/25/2016	5,000	4,967
2.982% due 10/25/2017 (b)	46,600	46,571
3.060% due 10/25/2016	133	133
3.382% due 07/25/2023 (b)	10,800	10,793
3.420% due 10/25/2017	5,000	4,930
4.064% due 07/25/2023	5,000	5,002
Soundview Home Equity Loan Trust
2.522% due 11/25/2036	57	57
2.532% due 10/25/2036	575	567
2.672% due 02/25/2036	95	92
2.742% due 12/25/2035	5,500	5,203
2.782% due 11/25/2035	200	190
3.282% due 10/25/2037	5,269	5,100
South Carolina Student Loan Corp.
3.457% due 03/02/2020	5,300	5,300
3.707% due 09/03/2024	600	600
Specialty Underwriting & Residential Finance
2.582% due 11/25/2037	3,000	2,678
2.902% due 12/25/2035	1,000	964
Structured Asset Securities Corp.
2.532% due 10/25/2036	1,088	1,063
2.532% due 02/25/2037	687	666
2.562% due 01/25/2037	1,122	1,067
2.602% due 10/25/2036	2,836	2,671
2.772% due 01/25/2033	2,034	1,727
2.832% due 12/25/2034	2,073	1,911
2.882% due 05/25/2034	22	19
3.132% due 05/25/2034	98	86
3.375% due 08/25/2031	107	94
3.532% due 01/25/2033	163	107
4.900% due 04/25/2035	911	702
Superior Wholesale Inventory Financing Trust
2.771% due 01/15/2012	3,000	2,735
TABS Ltd.
3.875% due 02/12/2047	2,950	119
Trapeza CDO I LLC
3.589% due 11/16/2034	1,000	638
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	542
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	325
6.210% due 05/07/2026	1,605	1,586
7.905% due 02/07/2026	505	520
Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036	1,377	1,307
Wells Fargo Home Equity Trust
2.582% due 03/25/2037	1,089	1,076
2.712% due 10/25/2035	452	436
2.732% due 12/25/2035	4,834	4,728
WMC Mortgage Loan Pass-Through Certificates
3.307% due 03/20/2029	77	71
World Financial Network Credit Card Master Trust
3.471% due 03/15/2013	2,000	1,938

Total Asset-Backed Securities (Cost $602,795)		543,524

SHORT-TERM INSTRUMENTS 8.8%
Commercial Paper 1.0%
Federal Home Loan Bank
2.000% due 07/01/2008	11,000	11,000

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
1.650% due 07/01/2008	6,031	6,031
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $6,156. Repurchase proceeds are $6,031.)

U.S. Treasury Bills 7.2%
1.837% due 08/28/2008 - 09/25/2008 (d)(e)	75,250	74,764

Total Short-Term Instruments (Cost $91,964)		91,795

Total Investments 138.5% (Cost $1,519,961)		$1,441,476
Other Assets and Liabilities (Net) (38.5%)		(400,798)

Net Assets 100.0%		$1,040,678

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) When-issued security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $74,764 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $189,468 at a weighted average interest rate of 2.393%. On June 30, 2008, securities valued at $249,002 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $5,525 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	4,278	$15,833
90-Day Eurodollar September Futures	Long	09/2008	775	2,218

				$18,051

(h) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.850%	12/20/2012	MLP	$10,000	$(500)
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%)	01/25/2034	RBS	1,396	512
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%	01/25/2034	GSC	1,396	(464)
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%)	05/25/2033	RBS	2,500	1,094
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%	05/25/2033	GSC	2,500	(915)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	LEH	2,000	1,947
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	WAC	2,000	635
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	LEH	2,000	1,938
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	UBS	1,000	918
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	BEAR	1,000	(915)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%)	12/20/2017	GSC	2,000	(282)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%)	09/20/2012	CITI	5,000	(570)
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	07/12/2043	BCLY	1,946	1,904
Citigroup, Inc. 7.250% due 10/01/2010	Buy	(2.350%)	03/20/2013	BNP	9,400	(261)
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	CITI	1,000	246
Dell, Inc. 4.700% due 04/15/2013	Buy	(0.800%)	06/20/2013	BCLY	5,000	(41)
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	JPM	2,000	914
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	LEH	2,000	(912)
Fannie Mae 5.250% due 08/01/2012	Buy	(1.430%)	09/20/2013	DUB	12,000	62
Fannie Mae 5.250% due 08/01/2012	Buy	(1.380%)	09/20/2013	RBS	8,000	60
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%	12/20/2012	HSBC	9,000	22
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	10,000	(1)
FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%)	10/25/2035	RBS	3,000	2,885
FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%	10/25/2035	JPM	3,000	(2,887)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%	12/20/2012	MSC	9,000	26
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	MSC	5,000	22
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI	3,000	(1)
Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	06/25/2030	BEAR	1,654	706
Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	MSC	1,654	(672)
Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	09/27/2046	MLP	4,000	3,866
Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	09/27/2046	WAC	1,000	281
KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	BEAR	1,000	753
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	Buy	(1.170%)	09/15/2040	BEAR	1,000	317
Lenox Street Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2045	Buy	(3.500%)	03/04/2050	MLP	1,000	669
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	BCLY	246	42
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%)	07/25/2032	CSFB	1,226	793
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%	07/25/2032	MSC	1,226	(764)
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%)	02/25/2034	GSC	629	386
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%	02/25/2034	MLP	629	(382)
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	07/25/2033	BOA	492	(417)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%)	09/20/2012	BOA	5,000	360
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%)	03/20/2017	JPM	5,000	539
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	BEAR	1,000	387
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	MSC	249	55
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	BOA	2,500	1,430
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	JPM	2,500	(1,395)
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%)	05/25/2035	DUB	2,000	1,828
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%)	03/25/2035	DUB	5,000	4,540
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%	03/25/2035	MSC	5,000	(4,534)
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%)	09/25/2034	JPM	1,845	1,732
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	09/25/2034	GSC	1,845	(1,713)
Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	WAC	2,000	567
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008	BCLY	2,000	(20)
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008	MLP	5,000	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	5,000	(78)
Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	BCLY	341	46
Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	BCLY	474	431
Swiss Bank Corp. 7.375% due 06/15/2017	Buy	(2.400%)	03/20/2013	BNP	5,000	(135)
Swiss Bank Corp. 7.375% due 06/15/2017	Buy	(2.400%)	03/20/2013	GSC	10,000	(270)
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	GSC	500	122
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	GSC	452	395
Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	BEAR	2,000	1,564
Wachovia Corp. 5.625% due 12/15/2008	Buy	(2.930%)	03/20/2013	BNP	9,400	(156)

						$16,659

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	$15,000	$(284)
CMBX N.A. BBB- 1 Index	Sell	1.340%	10/12/2052	DUB	2,000	(797)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	1,987	(63)
Dow Jones CDX N.A. HY8 Index	Sell	0.630%	06/20/2012	CITI	4,968	(121)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012	BCLY	2,484	(60)
Dow Jones CDX N.A. HY8 Index	Sell	0.830%	06/20/2012	CITI	9,937	(174)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012	MLP	2,484	(44)
Dow Jones CDX N.A. HY8 Index	Sell	1.465%	06/20/2012	BCLY	4,968	(7)
Dow Jones CDX N.A. HY9 Index	Sell	0.735%	12/20/2012	LEH	9,937	(335)
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	9,937	(157)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	4,968	(25)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	31,000	84
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	6,600	(6)
Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	MSC	11,200	810
Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	MSC	8,000	(889)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	LEH	25,000	(1,520)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	UBS	20,000	734
Dow Jones CDX N.A. IG8 Index	Sell	0.600%	06/20/2017	GSC	20,000	(705)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	5,000	(84)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	DUB	300	(112)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	LEH	5,000	(65)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	DUB	300	(118)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	55,000	(7,149)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	DUB	300	(93)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CITI	2,455	32
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	13,551	121
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	18,461	896
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	MSC	19,640	(148)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	BOA	10,000	(972)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	8,800	(107)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	MLP	5,000	(636)
Home Equity Index AAA Rating 2007-1	Sell	0.090%	08/25/2037	CITI	5,000	(1,076)
Home Equity Index AAA Rating 2007-1	Sell	0.090%	08/25/2037	CSFB	3,000	(563)
Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	BEAR	1,974	1,729
Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	JPM	2,000	(1,738)

						$(13,642)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	06/21/2009	UBS	$55,500	$1,231
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	33,000	(244)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	11,400	(86)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	169,800	(765)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	43,100	(636)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	19,500	251
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	46,700	211

						$(38)

(i) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	2.982%	09/25/2034	03/29/2006	$481	$413	0.04%

(j) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	6.000%	07/01/2038	$1,500	$1,515	$1,514
Freddie Mac	6.000%	07/01/2038	2,300	2,318	2,323

				$3,833	$3,837

(3)	Market value includes $0 of interest payable on short sales.

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$1,355,762	$85,714	$1,441,476
Other Financial Instruments++	18,051	(15,487)	14,629	17,193

Total	$18,051	$1,340,275	$100,343	$1,458,669

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$21,937	$77,688	$20	$(404)	$(13,527)	$85,714
Other Financial Instruments++	21,210	0	0	(6,605)	24	$14,629

Total	$43,147	$77,688	$20	$(7,009)	$(13,503)	$100,343

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 44.8%
Banking & Finance 28.6%
American Express Bank FSB
2.495% due 06/12/2009		$1,000	$993
2.541% due 06/22/2009		300	298
American Express Centurion Bank
2.642% due 12/17/2009		100	99
American Express Credit Corp.
2.542% due 05/19/2009		100	99
3.882% due 05/27/2010		2,500	2,481
American International Group, Inc.
2.521% due 06/16/2009		1,400	1,375
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		4,400	4,394
Banco Santander Chile
3.027% due 12/09/2009		1,000	981
Bank of America Corp.
2.904% due 11/06/2009		200	198
2.921% due 09/25/2009		3,300	3,285
Bank of America N.A.
2.786% due 06/12/2009		1,300	1,297
Bank of Ireland
2.862% due 12/18/2009		1,800	1,782
Bank of Scotland PLC
2.482% due 07/17/2008		100	100
2.737% due 12/08/2010		1,500	1,468
2.756% due 07/17/2009		1,600	1,600
Bear Stearns Cos., Inc.
2.979% due 07/16/2009		1,600	1,581
3.129% due 01/31/2011		1,500	1,457
3.218% due 07/19/2010		4,659	4,571
5.300% due 10/30/2015		100	94
5.500% due 08/15/2011		100	100
6.950% due 08/10/2012		500	521
7.250% due 02/01/2018		4,900	5,129
Caterpillar Financial Services Corp.
2.760% due 10/09/2009		1,500	1,492
2.766% due 03/10/2009		500	499
2.766% due 08/11/2009		700	697
Charter One Bank N.A.
2.957% due 04/24/2009		1,000	997
CIT Group, Inc.
2.839% due 08/17/2009		700	637
3.049% due 01/30/2009		2,300	2,226
Citigroup Funding, Inc.
2.862% due 03/02/2009		2,456	2,438
Citigroup, Inc.
2.809% due 05/18/2011		900	866
2.831% due 12/28/2009		1,800	1,756
2.848% due 12/26/2008		200	199
2.869% due 05/18/2010		500	491
8.400% due 04/29/2049		3,200	3,046
Commonwealth Bank of Australia
2.488% due 06/08/2009		100	100
Countrywide Financial Corp.
2.868% due 01/05/2009		200	196
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		400	394
Credit Agricole S.A.
2.646% due 05/28/2009		800	797
2.694% due 05/28/2010		3,300	3,267
Credit Suisse USA, Inc.
2.757% due 06/05/2009		1,500	1,496
2.775% due 11/20/2009		200	198
DnB NOR Bank ASA
2.780% due 10/13/2009		100	100
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,900	1,924
Export-Import Bank of Korea
4.250% due 11/06/2008		75	75
Ford Credit de Mexico S.A. de C.V.
4.502% due 03/20/2009		1,800	1,739
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		100	98
5.700% due 01/15/2010		2,500	2,134
7.375% due 10/28/2009		1,000	911
7.875% due 06/15/2010		300	259
8.625% due 11/01/2010		400	340
Fortis Bank NY
2.841% due 09/28/2009		1,600	1,586
General Electric Capital Corp.
2.746% due 08/15/2011		200	197
2.788% due 10/06/2010		1,400	1,390
2.876% due 06/15/2009		100	100
2.937% due 10/26/2009		200	199
GMAC LLC
3.926% due 05/15/2009		1,100	1,035
3.951% due 09/23/2008		5,740	5,653
5.625% due 05/15/2009		600	556
Goldman Sachs Group, Inc.
2.551% due 11/16/2009		2,500	2,459
2.800% due 11/16/2009		1,400	1,381
2.841% due 12/23/2008		300	299
2.882% due 03/02/2010		500	491
2.891% due 12/22/2008		1,200	1,172
2.891% due 06/23/2009		700	693
3.012% due 07/29/2008		1,300	1,299
5.950% due 01/18/2018		2,000	1,926
HSBC Bank USA N.A.
2.906% due 12/14/2009		250	247
HSBC Finance Corp.
2.866% due 03/12/2010		800	778
2.878% due 10/21/2009		200	195
3.000% due 11/16/2009		800	789
ICICI Bank Ltd.
3.250% due 01/12/2010		600	582
IDBI Bank Ltd.
5.125% due 12/23/2009		700	678
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		300	301
International Lease Finance Corp.
2.858% due 05/24/2010		1,000	936
John Deere Capital Corp.
2.789% due 07/16/2010		1,700	1,688
3.536% due 06/10/2011		2,000	1,999
JPMorgan Chase & Co.
2.498% due 05/07/2010		1,100	1,091
2.532% due 06/26/2009		100	100
2.884% due 06/25/2010		1,500	1,481
2.886% due 01/17/2011		1,400	1,377
2.981% due 10/02/2009		3,790	3,787
KeyBank N.A.
4.682% due 06/02/2010		1,200	1,196
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008		100	99
2.778% due 08/21/2009		2,000	1,962
2.820% due 11/16/2009		1,400	1,335
2.851% due 12/23/2008		3,725	3,654
2.998% due 10/22/2008		1,600	1,594
3.010% due 01/23/2009		1,000	979
3.011% due 12/23/2010		1,100	1,031
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		900	872
2.831% due 12/22/2008		200	199
2.960% due 10/23/2008		200	199
2.989% due 01/30/2009		500	492
Metropolitan Life Global Funding I
2.759% due 05/17/2010		500	493
Morgan Stanley
2.521% due 11/21/2008		100	100
2.820% due 05/07/2009		200	197
3.148% due 01/22/2009		600	594
Pemex Finance Ltd.
9.690% due 08/15/2009		1,158	1,182
Petroleum Export Ltd.
4.623% due 06/15/2010		311	309
4.633% due 06/15/2010		44	44
5.265% due 06/15/2011		206	205
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		100	100
Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		1,000	991
2.861% due 09/19/2008		100	100
SLM Corp.
3.060% due 07/27/2009		2,600	2,438
3.080% due 07/26/2010		100	89
UBS AG
2.910% due 07/23/2009		2,700	2,669
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		1,000	999
Ventas Realty LP
6.750% due 06/01/2010		600	600
8.750% due 05/01/2009		470	482
VTB Capital S.A.
3.384% due 08/01/2008		9,300	9,253
Wachovia Bank N.A.
2.698% due 05/25/2010		750	722
2.752% due 12/02/2010		1,000	951
Wachovia Corp.
2.732% due 12/01/2009		1,500	1,469
2.843% due 10/15/2011		600	570
2.949% due 10/28/2008		400	392
Wachovia Mortgage FSB
2.798% due 05/08/2009		250	248
2.807% due 03/02/2009		250	250
Wells Fargo & Co.
2.861% due 03/23/2010		2,600	2,579
3.010% due 01/24/2012		400	390
3.342% due 01/29/2010		2,470	2,468

			144,236

Industrials 10.4%
America Movil SAB de C.V.
4.125% due 03/01/2009		300	302
Anadarko Petroleum Corp.
3.176% due 09/15/2009		1,500	1,483
AstraZeneca PLC
2.991% due 09/11/2009		100	100
Cia Siderurgica Paulista
8.250% due 01/30/2009		500	508
Cisco Systems, Inc.
2.738% due 02/20/2009		300	300
Comcast Corp.
3.010% due 07/14/2009		2,800	2,779
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		304	304
CSC Holdings, Inc.
7.250% due 07/15/2008		100	100
CSN Islands VII Corp.
10.750% due 09/12/2008		2,900	2,931
CVS Caremark Corp.
2.982% due 06/01/2010		500	488
Daimler Finance North America LLC
3.234% due 08/03/2009		700	695
EchoStar DBS Corp.
5.750% due 10/01/2008		1,250	1,253
6.375% due 10/01/2011		1,800	1,742
General Mills, Inc.
3.038% due 01/22/2010		400	395
Hewlett-Packard Co.
3.081% due 09/03/2009		300	299
HJ Heinz Co.
6.428% due 12/01/2020		700	706
Home Depot, Inc.
2.901% due 12/16/2009		200	195
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	3,002
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		600	627
Kimberly-Clark Corp.
2.999% due 07/30/2010		2,900	2,889
Kraft Foods, Inc.
3.216% due 08/11/2010		700	688
Mandalay Resort Group
6.500% due 07/31/2009		800	794
9.500% due 08/01/2008		100	100
MMK Finance S.A.
8.000% due 10/21/2008		4,008	4,048
New Albertson’s, Inc.
6.950% due 08/01/2009		100	101
Pemex Project Funding Master Trust
4.513% due 10/15/2009		1,100	1,112
9.125% due 10/13/2010		110	120
9.375% due 12/02/2008		102	105
Qwest Communications International, Inc.
6.176% due 02/15/2009		33	33
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		7,400	7,620
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		400	400
Target Corp.
6.000% due 01/15/2018		5,000	5,034
Time Warner, Inc.
2.915% due 11/13/2009		600	583
Transocean, Inc.
2.873% due 09/05/2008		1,600	1,598
United Technologies Corp.
2.752% due 06/01/2009		200	200
UnitedHealth Group, Inc.
4.070% due 02/07/2011		5,000	4,994
Walt Disney Co.
2.779% due 07/16/2010		1,500	1,493
Weyerhaeuser Co.
3.802% due 09/24/2009		2,100	2,077
Xerox Corp.
3.562% due 12/18/2009		300	298

			52,496

Utilities 5.8%
AT&T, Inc.
2.884% due 02/05/2010		2,000	1,992
2.888% due 11/14/2008		700	700
BellSouth Corp.
2.776% due 08/15/2008		1,200	1,199
Deutsche Telekom International Finance BV
2.981% due 03/23/2009		2,800	2,781
Dominion Resources, Inc.
2.858% due 11/14/2008		100	99
3.864% due 06/17/2010		400	400
Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008		1,600	1,660
Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008		1,600	1,598
Entergy Gulf States, Inc.
3.427% due 12/08/2008		1,207	1,206
Ohio Power Co.
2.908% due 04/05/2010		1,400	1,373
Public Service Electric & Gas Co.
3.661% due 03/12/2010		1,800	1,783
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Qwest Corp.
5.625% due 11/15/2008		600	602
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		1,794	1,797
Sprint Nextel Corp.
3.201% due 06/28/2010		1,200	1,113
Telefonica Emisones SAU
3.102% due 06/19/2009		6,000	5,968
Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		4,727	4,762
UBS Luxembourg S.A. for OJSC Vimpel Communications
10.000% due 06/16/2009		300	313

			29,446

Total Corporate Bonds & Notes (Cost $228,111)			226,178

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
2.542% due 12/25/2036 - 07/25/2037		1,151	1,135
2.682% due 10/27/2037		4,100	3,922
4.994% due 06/01/2043 - 09/01/2044		344	345
5.000% due 02/25/2017		47	48
5.592% due 12/01/2035		596	601
5.722% due 03/01/2036		768	775
5.764% due 03/01/2036		811	821
6.000% due 07/01/2036 - 11/01/2037		9,468	9,566
Freddie Mac
2.701% due 02/15/2019		15,501	15,198
2.742% due 08/25/2031		258	252
2.762% due 09/25/2031		245	242
2.821% due 12/15/2030		279	275
4.994% due 02/25/2045		633	589
5.000% due 08/15/2016 - 11/15/2029		220	222

Total U.S. Government Agencies (Cost $34,360)			33,991

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
3.500% due 05/31/2013		4,600	4,639

Total U.S. Treasury Obligations (Cost $4,601)			4,639

MORTGAGE-BACKED SECURITIES 11.7%
Adjustable Rate Mortgage Trust
5.141% due 09/25/2035		362	346
American Home Mortgage Investment Trust
2.632% due 09/25/2035		6	6
Banc of America Funding Corp.
6.141% due 01/20/2047		504	410
Banc of America Mortgage Securities, Inc.
4.719% due 07/25/2034		234	227
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,116	7,762
4.476% due 02/25/2034		438	425
4.550% due 08/25/2035		4,239	4,063
4.612% due 07/25/2033		5,622	5,394
4.844% due 04/25/2034		313	299
Bear Stearns Alt-A Trust
2.642% due 02/25/2034		57	41
5.701% due 09/25/2035		2,243	1,852
5.869% due 01/25/2036		811	663
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		6	6
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		149	132
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037		4,355	4,317
5.674% due 01/26/2036		1,836	1,528
5.777% due 12/26/2046		1,070	881
CC Mortgage Funding Corp.
2.612% due 05/25/2048		377	265
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021		3	2
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		316	299
4.248% due 08/25/2035		1,906	1,802
4.679% due 08/25/2035		349	312
4.748% due 08/25/2035		1,951	1,860
Commercial Mortgage Pass-Through Certificates
2.571% due 04/15/2017		27	26
6.455% due 05/15/2032		17	17
Countrywide Alternative Loan Trust
2.662% due 02/20/2047		155	109
2.662% due 05/25/2047		164	115
4.528% due 02/25/2036		47	36
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 03/25/2036		922	559
4.842% due 04/20/2035		1,274	1,235
CS First Boston Mortgage Securities Corp.
5.050% due 06/25/2033		584	566
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047		54	50
2.562% due 02/25/2037		48	45
2.572% due 08/25/2037		425	415
First Horizon Asset Securities, Inc.
4.464% due 07/25/2033		198	195
5.368% due 08/25/2035		366	350
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		132	116
2.562% due 01/25/2047		164	156
2.752% due 11/25/2045		189	151
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033		571	544
GS Mortgage Securities Corp. II
2.540% due 03/06/2020		635	595
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		40	37
2.672% due 01/19/2038		234	167
2.722% due 03/19/2037		254	179
5.219% due 07/19/2035		998	984
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		43	40
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		53	49
5.044% due 12/25/2034		231	201
JPMorgan Mortgage Trust
5.020% due 02/25/2035		1,422	1,343
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		83	79
MASTR Adjustable Rate Mortgages Trust
2.592% due 05/25/2047		44	44
3.788% due 11/21/2034		593	586
Merrill Lynch Floating Trust
2.541% due 06/15/2022		84	79
Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036		1,523	1,225
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035		655	579
3.482% due 10/25/2035		367	340
4.430% due 10/25/2035		2,626	2,488
Provident Funding Mortgage Loan Trust
4.612% due 08/25/2033		387	376
Residential Accredit Loans, Inc.
2.582% due 09/25/2046		47	32
2.782% due 08/25/2035		90	70
Residential Funding Mortgage Securities I
5.209% due 09/25/2035		348	305
Sequoia Mortgage Trust
4.080% due 04/20/2035		474	434
Structured Adjustable Rate Mortgage Loan Trust
4.880% due 07/25/2034		950	923
5.349% due 01/25/2035		358	349
5.537% due 08/25/2035		225	202
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		175	171
2.582% due 09/25/2047		562	536
2.702% due 05/25/2036		392	275
2.732% due 07/19/2035		1,752	1,477
2.812% due 10/19/2034		547	454
Structured Asset Securities Corp.
4.773% due 06/25/2033		750	654
5.432% due 10/25/2035		46	42
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		19	18
2.592% due 01/25/2037		41	39
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		132	127
2.602% due 03/25/2046		100	99
2.602% due 09/25/2046		304	294
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021		2,196	2,072
WaMu Mortgage Pass-Through Certificates
2.702% due 07/25/2046		670	531
2.772% due 08/25/2045		4	4
2.928% due 11/25/2034		1,327	1,124
4.229% due 03/25/2034		459	450
4.258% due 01/25/2047		76	57
4.338% due 12/25/2046		73	61
4.528% due 02/25/2046		91	67
4.561% due 06/25/2033		229	223
4.728% due 11/25/2042		41	38
4.780% due 10/25/2046		149	116
5.028% due 09/25/2046		288	225
Wells Fargo Mortgage-Backed Securities Trust
4.993% due 12/25/2034		378	368

Total Mortgage-Backed Securities (Cost $62,326)			58,805

ASSET-BACKED SECURITIES 8.4%
ACE Securities Corp.
2.532% due 08/25/2036		105	100
2.532% due 12/25/2036		55	53
2.562% due 10/25/2036		79	78
2.572% due 06/25/2037		147	137
American Express Credit Account Master Trust
2.971% due 02/15/2012		92	90
Argent Securities, Inc.
2.532% due 09/25/2036		93	92
2.532% due 10/25/2036		192	187
Asset-Backed Funding Certificates
2.522% due 09/25/2036		87	87
2.542% due 10/25/2036		94	93
2.542% due 11/25/2036		49	48
2.542% due 01/25/2037		416	403
2.832% due 06/25/2034		305	271
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036		25	25
2.532% due 12/25/2036		45	44
Atrium CDO Corp.
3.337% due 06/27/2015		481	466
Aurum CLO 2002-1 Ltd.
3.143% due 04/15/2014		707	680
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		48	46
2.572% due 04/25/2036		1	1
3.482% due 10/25/2037		1,109	917
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		48	47
2.582% due 06/25/2037		744	716
2.802% due 10/25/2035		41	38
Chase Credit Card Master Trust
2.581% due 02/15/2011		100	100
Chase Issuance Trust
2.491% due 02/15/2012		100	100
2.511% due 10/15/2012		300	297
3.227% due 08/17/2015		700	693
Citibank Omni Master Trust
3.581% due 12/23/2013		7,800	7,870
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036		25	25
2.532% due 11/25/2036		17	17
2.542% due 05/25/2037		159	151
2.542% due 07/25/2045		156	145
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037		29	29
2.532% due 03/25/2037		71	70
2.532% due 05/25/2037		108	105
2.532% due 03/25/2047		112	111
2.532% due 05/25/2047		58	56
2.542% due 03/25/2037		104	102
2.542% due 09/25/2046		18	18
2.552% due 06/25/2037		57	56
2.562% due 06/25/2037		60	59
2.562% due 10/25/2037		131	123
2.592% due 10/25/2046		314	308
2.642% due 02/25/2036		63	59
2.662% due 09/25/2036		151	144
Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		58	56
2.602% due 07/25/2037		827	768
Daimler Chrysler Auto Trust
3.298% due 10/08/2010		2,000	2,004
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036		15	15
2.522% due 01/25/2038		59	57
2.532% due 12/25/2036		39	38
2.552% due 12/25/2037		53	52
First NLC Trust
2.552% due 08/25/2037		545	511
First USA Credit Card Master Trust
2.641% due 04/18/2011		200	200
Ford Credit Auto Owner Trust
3.071% due 07/15/2010		1,700	1,702
3.671% due 12/15/2010		1,200	1,206
Fremont Home Loan Trust
2.532% due 10/25/2036		45	43
2.542% due 01/25/2037		61	58
2.552% due 02/25/2037		160	157
2.652% due 01/25/2036		4	4
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036		86	84
GSAMP Trust
2.552% due 09/25/2036		98	96
2.552% due 10/25/2036		15	12
2.552% due 12/25/2036		64	62
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036		29	28
3.279% due 11/20/2036		377	377
Home Equity Asset Trust
2.542% due 05/25/2037		63	60
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		57	55
2.532% due 12/25/2036		60	57
2.542% due 05/25/2037		360	329
Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036		46	45
2.542% due 04/25/2037		43	43
2.562% due 07/25/2037		124	122
JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036		191	188
2.542% due 04/01/2037		216	205
2.552% due 11/25/2036		38	37
2.562% due 08/25/2036		78	75
2.562% due 03/25/2037		129	123
2.592% due 08/25/2036		573	506
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037		157	147
Lehman XS Trust
2.552% due 05/25/2046		20	19
2.562% due 04/25/2046		77	76
2.562% due 08/25/2046		100	98
2.562% due 11/25/2046		240	228
2.572% due 05/25/2046		43	42
2.602% due 11/25/2036		121	117
Long Beach Mortgage Loan Trust
2.522% due 07/25/2036		37	37
2.522% due 11/25/2036		43	42
2.542% due 10/25/2036		88	86
2.762% due 10/25/2034		62	51
MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036		3	3
2.542% due 11/25/2036		49	48
2.562% due 05/25/2037		124	119
MBNA Credit Card Master Note Trust
2.511% due 11/15/2012		200	198
2.651% due 10/17/2011		4,500	4,493
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037		231	224
Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037		23	23
2.532% due 05/25/2037		202	200
2.552% due 02/25/2037		7	7
2.552% due 07/25/2037		132	128
2.562% due 09/25/2037		220	214
Morgan Stanley ABS Capital I
2.522% due 10/25/2036		44	44
2.532% due 09/25/2036		124	122
2.532% due 10/25/2036		43	42
2.532% due 11/25/2036		100	96
2.542% due 05/25/2037		285	278
2.602% due 02/25/2036		57	56
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036		41	40
Nationstar Home Equity Loan Trust
2.542% due 06/25/2037		145	138
New Century Home Equity Loan Trust
2.552% due 08/25/2036		75	74
2.662% due 05/25/2036		93	84
Option One Mortgage Loan Trust
2.532% due 07/25/2036		6	6
2.532% due 01/25/2037		45	44
Popular ABS Mortgage Pass-Through Trust
2.572% due 06/25/2047		149	143
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		23	22
2.562% due 10/25/2036		124	117
2.582% due 08/25/2046		44	42
Residential Asset Securities Corp.
2.522% due 06/25/2036		20	20
2.522% due 08/25/2036		52	52
2.552% due 07/25/2036		10	10
2.552% due 11/25/2036		118	116
2.562% due 10/25/2036		109	107
2.602% due 04/25/2036		400	395
Saxon Asset Securities Trust
2.542% due 10/25/2046		159	155
Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036		17	17
2.542% due 12/25/2036		135	127
2.562% due 11/25/2036		63	61
2.612% due 05/25/2037		2,115	1,964
SLC Student Loan Trust
2.674% due 02/15/2015		714	712
SLM Student Loan Trust
2.900% due 04/25/2014		502	501
2.910% due 07/25/2013		1,652	1,650
2.910% due 10/25/2016		67	67
2.910% due 07/25/2017		95	94
2.920% due 04/25/2017		2,211	2,202
3.070% due 01/25/2017		86	86
Soundview Home Equity Loan Trust
2.532% due 10/25/2036		110	109
2.542% due 11/25/2036		92	90
2.542% due 12/25/2036		19	19
2.562% due 01/25/2037		36	36
2.562% due 06/25/2037		145	139
2.582% due 10/25/2036		17	17
South Carolina Student Loan Corp.
3.207% due 09/02/2014		100	100
3.257% due 03/01/2018		200	200
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037		19	19
2.528% due 11/25/2037		39	38
Structured Asset Investment Loan Trust
2.532% due 07/25/2036		34	33
Structured Asset Securities Corp.
2.532% due 10/25/2036		236	231
2.562% due 01/25/2037		56	53
4.900% due 04/25/2035		319	246
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		63	59
2.542% due 10/25/2036		66	62
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		37	37

Total Asset-Backed Securities (Cost $43,343)			42,404

SOVEREIGN ISSUES 4.1%
Export-Import Bank of Korea
2.772% due 06/01/2009		3,300	3271
4.125% due 02/10/2009		100	99
Korea Development Bank
3.019% due 10/31/2008		2,000	1998
3.218% due 10/20/2009		4,192	4197
3.875% due 03/02/2009		2,960	2956
5.300% due 01/17/2013		1,150	1143
Panama Government International Bond
9.375% due 04/01/2029		3,003	3941
Philippine Government International Bond
8.375% due 03/12/2009		800	826
Russia Government International Bond
8.250% due 03/31/2010		133	140
Ukraine Government International Bond
6.391% due 08/05/2009		1,100	1117
6.875% due 03/04/2011		780	770

Total Sovereign Issues (Cost $20,612)			20,458

FOREIGN CURRENCY-DENOMINATED ISSUES 15.0%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	214
Bear Stearns Cos., Inc.
5.208% due 09/26/2013	EUR	300	443
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	1,000	987
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		56,537	30688
10.000% due 01/01/2017		63,140	30845
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		4,400	4346
Colombia Government International Bond
9.850% due 06/28/2027	COP	7,680,000	3152
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	200	309
SLM Corp.
5.158% due 12/15/2010		100	136
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	19,700	1804
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	59,640	2811

Total Foreign Currency-Denominated Issues (Cost $73,810)			75,735

	Shares
COMMON STOCKS 0.0%
Mexico Government International Bond Warrants
0.000% due 10/09/2008		2,400	7

Total Common Stocks (Cost $55)			7

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.8%
Certificates of Deposit 1.0%
Abbey National Treasury Services PLC
2.409% due 07/02/2008		$300	300
Barclays Bank PLC
5.470% due 08/10/2009		3,400	3,383
Calyon Financial, Inc.
2.689% due 01/16/2009		700	698
HSBC Bank USA N.A.
2.957% due 07/28/2008		100	100
Nordea Bank Finland PLC
2.436% due 04/09/2009		800	800

			5,281

Commercial Paper 0.5%
Royal Bank of Scotland Group PLC
2.770% due 09/17/2008		2,500	2,485

Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		780	780
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $799. Repurchase proceeds are $780.)

U.S. Treasury Bills 1.1%
1.828% due 08/28/2008 - 09/25/2008 (a)(c)		5,500	5,468

Total Short-Term Instruments (Cost $14,043)			14,014

Purchased Options (f) 0.0% (Cost $17)			15
Total Investments 94.4% (Cost $481,278)			$476,246
Written Options (g) (0.1%) (Premiums $794)			(437)
Other Assets and Liabilities (Net) 5.7%			28,858

Net Assets 100.0%			$504,667

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $3,977 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $40,331 at a weighted average interest rate of 2.463%. On June 30, 2008, there were no open reverse repurchase agreements.

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%)	03/20/2018	RBS	$4,800	$(414)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.000%	06/20/2009	CITI	200	(2)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%)	03/20/2018	BOA	2,000	60
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%)	03/20/2013	MSC	1,150	20
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%)	03/20/2018	GSC	5,000	(166)

						$(502)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		$28,600	$414
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	16,750	(115)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		16,750	(115)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	JPM	PLN	30,000	(230)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	4,000	5
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		2,550	(14)
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		2,550	(13)
Receive	BRL-CDI-Compounded	12.290%	01/02/2009	MLP	BRL	2,500	(4)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP		36,900	(539)
Pay	BRL-CDI-Compounded	14.225%	01/04/2010	BCLY		390,100	(2,139)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	MSC		70,500	(946)

							$(3,696)

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$130.000	08/22/2008	460	$9	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	460	8	7

				$17	$15

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 07/01/2038	$106.000	07/07/2008	$1,120	$0	$0
Call - OTC Fannie Mae 6.000% due 07/01/2038	113.000	07/07/2008	500	0	0
Call - OTC Freddie Mac 6.000% due 07/01/2038	106.500	07/07/2008	700	0	0

				$0	$0

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	631	$361	$235
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	631	433	202

				$794	$437

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	6.000%	07/01/2038	$15,000	$15,150	$15,134
Freddie Mac	6.000%	07/01/2038	700	706	707
U.S. Treasury Notes	3.625%	12/31/2012	10,600	10,804	10,783
U.S. Treasury Notes	4.250%	11/15/2017	14,300	14,423	14,718

				$41,083	$41,342

(2)	Market value includes $102 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	9,596	04/2009	$0	$(24)	$(24)
Buy	BRL	243,635	07/2008	13,331	0	13,331
Sell		243,635	07/2008	0	(10,226)	(10,226)
Buy		201,157	12/2008	6,856	0	6,856
Sell		208,408	12/2008	0	(8,764)	(8,764)
Buy	CLP	16,879,662	07/2008	0	(2,618)	(2,618)
Sell		16,879,662	07/2008	5,077	0	5,077
Buy		6,198,536	12/2008	0	(1,093)	(1,093)
Sell		10,263,000	12/2008	2,666	0	2,666
Buy		8,998,462	05/2009	0	(2,079)	(2,079)
Sell		2,550,000	05/2009	251	0	251
Buy	CNY	5,327	07/2008	29	0	29
Sell		5,327	07/2008	0	(9)	(9)
Buy		11,842	10/2008	7	0	7
Sell		11,842	10/2008	0	(29)	(29)
Buy		229,152	03/2009	1,913	(220)	1,693
Sell		183,282	03/2009	0	(1)	(1)
Buy	COP	43,944,198	12/2008	800	(81)	719
Sell		44,702,402	12/2008	1,565	0	1,565
Buy	CZK	492,165	07/2008	6,101	0	6,101
Sell		492,165	07/2008	0	(2,431)	(2,431)
Buy		1,056,616	12/2008	10,856	0	10,856
Sell		872,093	12/2008	0	(6,096)	(6,096)
Sell	EUR	576	07/2008	0	(9)	(9)
Buy	HKD	238,798	07/2008	4	(37)	(33)
Sell		55,463	07/2008	0	(16)	(16)
Buy	HUF	5,590,421	07/2008	6,059	0	6,059
Sell		5,590,421	07/2008	0	(4,748)	(4,748)
Buy		227,217	11/2008	28	0	28
Buy	IDR	55,657,575	10/2008	52	0	52
Buy	ILS	28,812	11/2008	1,237	0	1,237
Sell		27,236	11/2008	0	(91)	(91)
Buy	INR	885,569	08/2008	0	(1,772)	(1,772)
Sell		853,510	08/2008	1,320	0	1,320
Buy		220,514	11/2008	0	(431)	(431)
Buy	KRW	54,711,669	08/2008	0	(6,206)	(6,206)
Sell		54,711,669	08/2008	2,698	0	2,698
Buy	KWD	752	04/2009	0	(30)	(30)
Buy	MXN	1,013,833	07/2008	5,622	0	5,622
Sell		1,013,833	07/2008	0	(3,420)	(3,420)
Buy		323,333	11/2008	314	0	314
Sell		63,506	11/2008	0	(35)	(35)
Buy	MYR	185,808	08/2008	208	(462)	(254)
Sell		74,190	08/2008	100	(59)	41
Buy		90,558	11/2008	0	(703)	(703)
Buy	PEN	9,768	07/2008	0	(303)	(303)
Sell		9,768	07/2008	82	0	82
Buy		9,768	01/2009	0	(112)	(112)
Buy	PHP	3,870,566	08/2008	0	(4,020)	(4,020)
Sell		1,166,290	08/2008	320	(190)	130
Buy	PLN	257,144	07/2008	21,106	0	21,106
Sell		257,144	07/2008	0	(7,267)	(7,267)
Buy		60,004	05/2009	810	0	810
Sell		23,946	05/2009	0	(360)	(360)
Buy	RON	89,900	11/2008	3,349	0	3,349
Sell		89,900	11/2008	0	(3,795)	(3,795)
Buy	RUB	207,492	07/2008	594	0	594
Sell		207,492	07/2008	0	(125)	(125)
Buy		1,980,818	11/2008	2,623	0	2,623
Sell		503,440	11/2008	0	(350)	(350)
Buy		207,492	05/2009	187	0	187
Buy	SAR	9,811	04/2009	0	(27)	(27)
Buy	SGD	72,380	08/2008	3,015	0	3,015
Sell		53,689	08/2008	0	(567)	(567)
Buy		98,763	11/2008	954	0	954
Buy	SKK	947,801	07/2008	6,690	0	6,690
Sell		947,801	07/2008	0	(3,518)	(3,518)
Buy		3,640	10/2008	31	0	31
Buy		153,413	01/2009	136	0	136
Buy	TRY	38,594	12/2008	399	(396)	3
Sell		20,569	12/2008	0	(748)	(748)
Buy	TWD	580,723	09/2008	0	(209)	(209)
Sell		151,350	09/2008	0	(13)	(13)
Buy	ZAR	350,330	07/2008	420	(2,430)	(2,010)
Sell		350,330	07/2008	476	(218)	258
Buy		158,388	12/2008	59	(192)	(133)
Sell		67,956	12/2008	0	(310)	(310)

				$108,345	$(76,840)	$31,505

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$475,559	$687	$476,246
Other Financial Instruments++	0	(14,370)	0	(14,370)

Total	$0	$461,189	$687	$461,876

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$6,711	$6	$24	$(52)	$(6,002)	$687
Other Financial Instruments++	0	0	0	0	0	0

Total	$6,711	$6	$24	$(52)	$(6,002)	$687

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.3%
National Australia Bank Ltd.
3.208% due 02/08/2010		$15,000	$15,004

Total Australia (Cost $15,000)			15,004

BRAZIL 41.4%
Brazil Notas do Tesouro Nacional Series B
9.892% due 05/15/2045	BRL	2,000	1,973
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		442,141	239,993
10.000% due 01/01/2017		340,840	166,489
Brazilian Government International Bond
8.250% due 01/20/2034		$100	123
12.500% due 01/05/2016	BRL	20,000	12,475
12.500% due 01/05/2022		40,750	24,848
Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		5,800	5,728
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,231
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,045
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,173
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,349
8.800% due 01/30/2017		1,500	1,564

Total Brazil (Cost $455,768)			459,991

CANADA 0.2%
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$1,980	1,921

Total Canada (Cost $1,972)			1,921

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$650	653

Total Cayman Islands (Cost $631)			653

CHILE 0.2%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,525
CODELCO, Inc.
5.625% due 09/21/2035		100	89
6.150% due 10/24/2036		100	96

Total Chile (Cost $1,692)			1,710

CHINA 0.1%
China Development Bank
5.000% due 10/15/2015		$500	490
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	562

Total China (Cost $1,094)			1,052

COLOMBIA 0.1%
Colombia Government International Bond
9.850% due 06/28/2027	COP	1,800,000	739

Total Colombia (Cost $930)			739

CZECH REPUBLIC 0.7%
Czech Republic Government Bond
3.700% due 06/16/2013	CZK	126,000	7,861

Total Czech Republic (Cost $7,657)			7,861

EGYPT 0.6%
Petroleum Export Ltd.
5.265% due 06/15/2011		$687	$682
Petroleum Export Ltd. II
6.340% due 06/20/2011		5,767	5,791

Total Egypt (Cost $6,371)			6,473

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	3,841
El Salvador Government International Bond
8.500% due 07/25/2011		125	134

Total El Salvador (Cost $4,367)			3,975

FRANCE 0.3%
Credit Agricole S.A.
2.694% due 05/28/2010		$3,400	3,366

Total France (Cost $3,403)			3,366

GUATEMALA 0.5%
Guatemala Government Bond
9.250% due 08/01/2013		$4,717	5,401

Total Guatemala (Cost $4,781)			5,401

HUNGARY 0.5%
Hungary Government Bond
7.500% due 02/12/2011	HUF	854,000	5,467

Total Hungary (Cost $5,117)			5,467

INDIA 0.3%
ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	3,025

Total India (Cost $3,195)			3,025

KAZAKHSTAN 0.9%
Intergas Finance BV
6.375% due 05/14/2017		$4,000	3,570
6.875% due 11/04/2011		500	494
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		5,990	5,776

Total Kazakhstan (Cost $10,519)			9,840

MEXICO 14.2%
America Movil SAB de C.V.
5.500% due 03/01/2014		$5,000	4,945
5.750% due 01/15/2015		5,900	5,871
8.460% due 12/18/2036	MXN	10,900	866
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$400	387
C8 Capital SPV Ltd.
6.640% due 12/31/2049		600	558
C10 Capital SPV Ltd.
6.722% due 12/18/2049		2,000	1,859
6.722% due 12/31/2049		3,100	2,856
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,475
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		10,300	10,403
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	500
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	1,045
Mexican Bonos
8.000% due 12/24/2008	MXN	1,184,000	114,714

	Shares
Mexico Government International Bond Warrants
0.000% due 10/09/2008		4,900	15

	Principal Amount (000s)
Mexico Government International Bond
6.750% due 09/27/2034		$98	104
Pemex Project Funding Master Trust
4.513% due 10/15/2009		2,000	2,022
6.625% due 06/15/2035		25	25
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		4,400	4,431
8.750% due 01/31/2016	MXN	10,000	916
Vitro SAB de C.V.
8.625% due 02/01/2012		$700	638
9.125% due 02/01/2017		200	160

Total Mexico (Cost $154,692)			157,790

PANAMA 0.6%
Panama Government International Bond
6.700% due 01/26/2036		$100	102
9.375% due 04/01/2029		4,787	6,283

Total Panama (Cost $6,541)			6,385

PERU 0.1%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,283
8.750% due 11/21/2033		$100	129

Total Peru (Cost $1,630)			1,412

POLAND 2.8%
Poland Government International Bond
4.750% due 04/25/2012	PLN	23,000	10,055
5.750% due 09/23/2022		48,900	21,244

Total Poland (Cost $27,621)			31,299

QATAR 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		$6,000	5,836

Total Qatar (Cost $5,953)			5,836

RUSSIA 5.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$1,050	1,165
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		9,216	9,919
Gaz Capital S.A.
6.212% due 11/22/2016		6,025	5,595
8.625% due 04/28/2034		5,100	5,546
Gazprom International S.A.
7.201% due 02/01/2020		9,118	9,113
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		3,320	3,293
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,014
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	3,244
7.175% due 05/16/2013		2,050	2,058
Russia Government International Bond
12.750% due 06/24/2028		100	178
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,030
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	948
6.625% due 03/20/2017		4,400	3,905
7.500% due 07/18/2016		3,900	3,711
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,319

Total Russia (Cost $57,801)			56,038

SOUTH AFRICA 2.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	14,924
5.875% due 05/30/2022		$1,680	1,563
7.500% due 01/15/2014	ZAR	72,000	7,942

Total South Africa (Cost $22,275)			24,429

SOUTH KOREA 0.2%
Korea Development Bank
5.300% due 01/17/2013		$2,350	2,336

Total South Korea (Cost $2,347)			2,336

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	135

Total Supranational (Cost $134)			135

TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,300	3,160

Total Trinidad And Tobago (Cost $3,287)			3,160

UKRAINE 1.3%
Colvis Finance Ltd.
8.000% due 02/02/2009		$2,500	2,514
Ukraine Government International Bond
6.391% due 08/05/2009		11,925	12,104

Total Ukraine (Cost $14,708)			14,618

UNITED STATES 20.2%
Asset-Backed Securities 0.1%
GSAA Trust
2.782% due 03/25/2037		$700	351
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037		700	408

			759

Corporate Bonds & Notes 9.5%
American Express Credit Corp.
3.882% due 05/27/2010		8,800	8,733
Bank of America Corp.
8.000% due 12/29/2049		13,400	12,586
Bear Stearns Cos., Inc.
3.218% due 07/19/2010		3,041	2,984
Citigroup Funding, Inc.
2.862% due 03/02/2009		3,344	3,319
Citigroup, Inc.
8.400% due 04/29/2049		6,700	6,377
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	981
Florida Power Corp.
3.078% due 11/14/2008		4,000	3,989
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,000	983
5.700% due 01/15/2010		7,990	6,820
7.375% due 10/28/2009		800	729
7.875% due 06/15/2010		200	173
General Electric Capital Corp.
3.323% due 02/01/2011		12,500	12,497
GMAC LLC
3.926% due 05/15/2009		1,450	1,364
3.951% due 09/23/2008		6,860	6,756
5.625% due 05/15/2009		3,180	2,945
5.850% due 01/14/2009		160	152
John Deere Capital Corp.
2.984% due 09/25/2008		11,000	11,000
3.536% due 06/10/2011		3,500	3,499
JPMorgan Chase & Co.
2.886% due 01/17/2011		3,960	3,896
UnitedHealth Group, Inc.
4.070% due 02/07/2011		5,000	4,994
Wells Fargo & Co.
3.342% due 01/29/2010		10,530	10,523

			105,300

Mortgage-Backed Securities 1.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,514	8,138
Bear Stearns Alt-A Trust
2.702% due 12/25/2046		390	157
Countrywide Home Loan Mortgage Pass-Through Trust
5.372% due 10/20/2035		534	487
MASTR Adjustable Rate Mortgages Trust
2.722% due 05/25/2037		571	397
Merrill Lynch Alternative Note Asset
2.782% due 03/25/2037		700	425
5.660% due 06/25/2037		628	481
Morgan Stanley Capital I
5.692% due 04/15/2049		1,000	945
Structured Asset Mortgage Investments, Inc.
2.782% due 08/25/2036		800	415

			11,445

U.S. Government Agencies 8.9%
Fannie Mae
5.055% due 09/01/2035		512	509
5.500% due 01/01/2037 - 05/01/2037		9,557	9,439
6.000% due 07/01/2031 - 05/01/2038		84,525	85,417
Freddie Mac
5.000% due 05/01/2023		3,986	3,942

			99,307

U.S. Treasury Obligations 0.7%
U.S. Treasury Notes
3.500% due 05/31/2013		7,800	7,866

Total United States (Cost $227,028)			224,677

URUGUAY 0.8%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	105,482	4,972
7.500% due 03/15/2015		$4,000	4,400

Total Uruguay (Cost $8,735)			9,372

VIETNAM 0.1%
Vietnam Government International Bond
6.875% due 01/15/2016		$600	571

Total Vietnam (Cost $592)			571

SHORT-TERM INSTRUMENTS 4.4%
Certificates of Deposit 0.5%
Unicredito Italiano NY
3.071% due 05/15/2009		$5,500	5,500

Commercial Paper 1.2%
Rabobank USA Financial Corp.
2.240% due 07/01/2008		11,700	11,700
UBS Finance Delaware LLC
2.650% due 09/10/2008		1,900	1,889

			13,589

Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		1,883	1,883
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.400% due 05/13/2009 valued at $1,923. Repurchase proceeds are $1,883.)

U.S. Treasury Bills 2.5%
1.789% due 08/28/2008 - 09/25/2008 (a)(c)		27,750	27,603

Total Short-Term Instruments (Cost $48,617)			48,575

Purchased Options (f) 0.0% (Cost $51)			43
Total Investments 100.3% (Cost $1,104,509)			$1,113,154
Written Options (g) (0.1%) (Premiums $1,451)			(799)
Other Assets and Liabilities (Net) (0.2%)			(2,364)

Net Assets 100.0%			$1,109,991

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $27,603 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Cash of $5,876 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2008	80	$(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	788	(863)

				$(878)

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	$2,400	$47
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY	2,400	48
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	LEH	2,230	103
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM	2,100	(240)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS	6,500	(17)
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%)	12/20/2015	DUB	1,000	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	RBS	10,000	(356)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	LEH	8,000	(221)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS	8,900	(245)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	DUB	800	(22)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.280%	06/20/2013	CITI	3,225	(74)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.330%	06/20/2013	DUB	3,225	(68)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	RBS	4,700	(243)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS	600	(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	RBS	4,500	(199)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	BCLY	6,500	(368)
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%)	03/20/2013	MSC	2,350	41
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	UBS	600	(24)
Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	JPM	31,000	(564)
Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	MSC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	LEH	2,700	(39)
Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	MSC	600	(9)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	DUB	10,000	(315)
Multiple Reference Entities of Gazprom	Buy	(2.460%)	03/20/2012	UBS	2,500	(55)
Multiple Reference Entities of Gazprom	Sell	2.155%	02/20/2013	BCLY	70,000	736
Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	MSC	20,500	(1,237)
Multiple Reference Entities of Gazprom	Sell	1.580%	06/20/2016	CSFB	5,000	(253)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.430%	05/20/2012	LEH	2,000	(49)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	MSC	2,000	23
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	LEH	4,700	168
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%	07/20/2011	CITI	300	0
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	LEH	672	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	LEH	2,800	(40)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.690%	03/20/2016	LEH	20,000	(639)
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%)	03/20/2018	GSC	5,000	(165)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	BCLY	11,000	(309)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	MLP	1,000	(51)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	2,000	(116)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	1,000	(57)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	5,000	(336)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	2,000	(271)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	4,000	(15)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	1,700	(6)

						$(5,489)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$5,900	$32
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		74,400	1,179
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB	AUD	23,600	(538)
Pay	6-Month PLN-LIBOR	5.750%	12/19/2017	BCLY	PLN	5,000	(113)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	38,000	45
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		5,700	(30)
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		5,700	(30)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		3,000	(25)
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		50,000	(246)
Pay	28-Day Mexico Interbank TIIE Banxico	8.850%	09/21/2016	JPM		80,000	(397)
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		52,250	(245)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	11,600	(136)
Pay	BRL-CDI-Compounded	13.290%	01/04/2010	MLP		21,900	(55)
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		21,300	109
Pay	BRL-CDI-Compounded	14.225%	01/04/2010	BCLY		439,900	(2,413)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		11,200	(508)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		106,800	(5,273)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	MSC		79,500	(1,066)

							$(9,709)

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$125.500	08/22/2008	224	$2	$2
Call - CBOT U.S. Treasury 10-Year Note September Futures	134.000	08/22/2008	1,150	21	19
Call - CBOT U.S. Treasury 10-Year Note September Futures	140.000	08/22/2008	315	3	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	1,150	21	17

				$47	$43

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 07/01/2038	$105.500	07/07/2008	$1,200	$0	$0
Call - OTC Fannie Mae 6.000% due 07/01/2038	106.000	07/07/2008	9,300	1	0
Call - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	106.500	09/04/2008	27,000	3	0

				$4	$0

(g) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,153	$657	$430
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1,153	794	369

				$1,451	$799

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2038	$11,000	$10,866	$10,844
Fannie Mae	6.000%	07/01/2038	118,500	119,680	119,555
Freddie Mac	5.000%	07/01/2023	4,000	3,941	3,951
U.S. Treasury Notes	3.625%	12/31/2012	22,400	22,832	22,787
U.S. Treasury Notes	4.250%	11/15/2017	31,500	31,772	32,421

				$189,091	$189,558

(2)	Market value includes $224 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	53,698	04/2009	$0	$(136)	$(136)
Buy	AUD	341	07/2008	2	0	2
Buy	BRL	259,491	07/2008	16,893	0	16,893
Sell		259,491	07/2008	0	(15,686)	(15,686)
Buy		223,774	12/2008	12,172	0	12,172
Sell		805,061	12/2008	0	(37,958)	(37,958)
Buy	CLP	344,624	07/2008	0	(34)	(34)
Sell		344,624	07/2008	80	0	80
Buy		25,866,243	12/2008	0	(5,774)	(5,774)
Sell		16,384,500	12/2008	2,134	0	2,134
Buy		344,624	05/2009	0	(80)	(80)
Buy	CNY	1,266,627	07/2008	9,593	0	9,593
Sell		1,266,627	07/2008	0	(4,569)	(4,569)
Buy		30,567	10/2008	75	0	75
Sell		30,567	10/2008	0	(39)	(39)
Buy		15,739	11/2008	27	0	27
Buy	CZK	8,071	12/2008	43	0	43
Sell	EUR	7,852	07/2008	0	(127)	(127)
Sell	GBP	1,100	08/2008	0	(12)	(12)
Sell	HKD	945	07/2008	0	0	0
Buy	HUF	895,550	07/2008	948	0	948
Sell		895,550	07/2008	0	(833)	(833)
Buy		243,800	11/2008	24	0	24
Sell	IDR	178,215,000	10/2008	0	(178)	(178)
Buy	ILS	465	11/2008	20	0	20
Buy	KRW	75,052,910	08/2008	0	(7,611)	(7,611)
Sell		75,052,910	08/2008	3,702	0	3,702
Buy	KWD	4,129	04/2009	0	(168)	(168)
Buy	MXN	1,596,003	07/2008	12,672	0	12,672
Sell		1,596,003	07/2008	0	(7,320)	(7,320)
Buy		16,974	11/2008	0	(1)	(1)
Sell		581,540	11/2008	12	(11)	1
Buy	MYR	496,220	08/2008	34	(2,012)	(1,978)
Sell		32,015	08/2008	201	0	201
Buy		37,629	11/2008	0	(4)	(4)
Buy	PHP	6,274,322	08/2008	0	(6,238)	(6,238)
Sell		422,000	08/2008	639	0	639
Buy	PLN	332,553	07/2008	22,983	0	22,983
Sell		332,553	07/2008	0	(8,338)	(8,338)
Buy		600	11/2008	0	0	0
Buy		105,895	05/2009	1,048	0	1,048
Sell	RON	44,023	01/2009	0	(1,902)	(1,902)
Buy	RUB	1,768,126	07/2008	5,986	0	5,986
Sell		1,768,126	07/2008	0	(1,415)	(1,415)
Buy		7,212,479	11/2008	10,290	0	10,290
Sell		4,358,217	11/2008	0	(2,673)	(2,673)
Buy	SAR	54,967	04/2009	0	(137)	(137)
Buy	SGD	607	08/2008	25	0	25
Sell		13,842	08/2008	0	(201)	(201)
Buy		295,184	11/2008	5,343	0	5,343
Buy	SKK	5,396	07/2008	42	0	42
Sell		5,396	07/2008	0	(5)	(5)
Buy		5,396	01/2009	5	0	5
Buy	ZAR	56,647	07/2008	0	(776)	(776)
Sell		56,647	07/2008	0	(208)	(208)
Buy		56,647	12/2008	201	0	201

				$105,194	$(104,446)	$748

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,107,348	$5,806	$1,113,154
Other Financial Instruments++	(879)	(204,582)	0	(205,461)

Total	$(879)	$902,766	$5,806	$907,693

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$5,790	$4	$12	$0	$5,806
Other Financial Instruments++	0	0	0	0	0	0

Total	$0	$5,790	$4	$12	$0	$5,806

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)			Value (000s)
BANK LOAN OBLIGATIONS 4.7%
Allison Transmission, Inc.
5.235% due 08/07/2014		$243		$217
5.240% due 08/07/2014		1,440		1,289
5.450% due 08/07/2014		1,067		955
5.470% due 08/07/2014		243		217
Biomet, Inc.
5.696% due 03/25/2015		995		977
Community Health Systems, Inc.
4.000% due 07/25/2014		107		101
4.631% due 07/25/2014		503		475
4.899% due 07/25/2014		1,581		1,493
Daimler Finance North America LLC
6.780% due 08/03/2012		13,895		11,509
First Data Corp.
5.231% due 09/24/2014		904		832
5.446% due 09/24/2014		67		61
5.552% due 09/24/2014		27		25
Ford Motor Co.
5.480% due 12/15/2013		2,967		2,402
General Motors Corp.
5.059% due 11/29/2013		1,481		1,244
Georgia-Pacific Corp.
4.399% due 12/20/2012		97		92
4.446% due 12/20/2012		2,311		2,186
4.551% due 12/20/2012		74		70
Hawaiian Telcom Communications, Inc.
5.310% due 06/01/2014		1,127		928
HCA, Inc.
5.051% due 11/18/2013		3,471		3,265
Headwaters, Inc.
4.400% due 04/30/2011		341		327
Idearc, Inc.
4.390% due 11/17/2014		85		68
4.800% due 11/17/2014		1,910		1,533
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012		2,945		2,424
Mylan Laboratories, Inc.
5.688% due 10/02/2014		821		815
5.938% due 10/02/2014		782		776
6.000% due 10/02/2014		391		388
Nuveen Investments, Inc.
5.381% due 11/13/2014		778		728
5.382% due 11/01/2014		42		39
5.392% due 11/01/2014		680		637
Roundy’s Supermarket, Inc.
5.230% due 10/27/2011		906		872
Telesat Canada
11.000% due 11/01/2015		3,800		3,572
Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014		2,766		2,565
6.478% due 10/10/2014		229		212
Thompson Learning, Inc.
4.880% due 06/27/2014		1,290		1,175
Tribune Co.
5.541% due 05/30/2009		327		314
7.000% due 06/04/2014		596		440
Weather Investment Term
9.984% due 12/21/2011		351		353

Total Bank Loan Obligations (Cost $49,261)				45,576

CORPORATE BONDS & NOTES 84.3%
Banking & Finance 25.1%
AES Red Oak LLC
8.540% due 11/30/2019		700		730
9.200% due 11/30/2029		2,000		2,075
American Express Bank FSB
5.500% due 04/16/2013		3,450		3,378
American Express Co.
7.000% due 03/19/2018		10,600		10,764
American General Finance Corp.
6.900% due 12/15/2017		1,800		1,574
American International Group, Inc.
5.850% due 01/16/2018		2,475		2,326
8.175% due 05/15/2058		2,475		2,338
Bank of America Corp.
8.000% due 12/29/2049		17,450		16,390
Barclays Bank PLC
6.050% due 12/04/2017		1,025		1,008
7.434% due 09/29/2049		1,250		1,175
7.700% due 04/29/2049		7,100		7,260
Caelus Re Ltd.
8.923% due 06/07/2011		250		250
Citigroup Capital XXI
8.300% due 12/21/2057		5,100		4,837
Citigroup, Inc.
8.400% due 04/29/2049		8,425		8,019
Credit Suisse New York, Inc.
5.000% due 05/15/2013		750		731
El Paso Performance-Linked Trust
7.750% due 07/15/2011		6,495		6,577
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		150		147
5.700% due 01/15/2010		3,400		2,902
7.250% due 10/25/2011		3,544		2,749
7.375% due 02/01/2011		5,425		4,406
7.800% due 06/01/2012		17,850		13,820
7.875% due 06/15/2010		500		432
8.625% due 11/01/2010		7,120		6,044
GMAC LLC
3.951% due 09/23/2008		3,000		2,955
6.750% due 12/01/2014		4,505		2,982
7.000% due 02/01/2012		11,175		7,776
7.250% due 03/02/2011		2,350		1,729
8.000% due 11/01/2031		5,880		3,836
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,675		1,613
6.750% due 10/01/2037		9,700		8,911
HBOS PLC
6.750% due 05/21/2018		2,400		2,302
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		1,400		1,274
HSBC Holdings PLC
6.500% due 09/15/2037		5,200		4,761
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		830		787
6.750% due 12/28/2017		4,725		4,452
6.875% due 05/02/2018		2,325		2,258
7.500% due 05/11/2038		3,600		3,352
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		3,140		3,368
11.625% due 10/15/2017		13,825		14,724
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		850		837
6.875% due 04/25/2018		8,975		8,569
Mirage Resorts, Inc.
7.250% due 08/01/2017		4,075		3,535
Morgan Stanley
6.000% due 04/28/2015		7,000		6,712
NSG Holdings LLC
7.750% due 12/15/2025		4,450		4,406
Petroplus Finance Ltd.
6.750% due 05/01/2014		175		159
7.000% due 05/01/2017		175		155
Rabobank Capital Funding Trust
5.254% due 12/29/2049		700		603
Residential Capital LLC
8.125% due 11/21/2008		2,775		2,442
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		9,200		8,433
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,450		5,279
SLM Corp.
3.130% due 07/25/2008		2,400		2,392
5.125% due 08/27/2012		1,250		1,089
Tenneco, Inc.
8.125% due 11/15/2015		945		860
8.625% due 11/15/2014		2,850		2,529
UBS AG
5.750% due 04/25/2018		300		287
5.875% due 12/20/2017		600		585
UBS Preferred Funding Trust V
6.243% due 05/12/2049		2,100		1,844
Universal City Florida Holding Co. I & II
7.623% due 05/01/2010		3,460		3,356
Ventas Realty LP
6.750% due 06/01/2010		30		30
6.750% due 04/01/2017		2,830		2,731
7.125% due 06/01/2015		2,565		2,517
8.750% due 05/01/2009		22		22
Wachovia Corp.
7.980% due 12/31/2049		15,000		13,816
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,950		2,057

				242,257

Industrials 44.6%
Actuant Corp.
6.875% due 06/15/2017		2,400		2,370
Allied Waste North America, Inc.
7.250% due 03/15/2015		1,940		1,945
Allison Transmission, Inc.
11.000% due 11/01/2015		3,700		3,330
11.250% due 11/01/2015 (b)		725		631
American Stores Co.
8.000% due 06/01/2026		13,250		13,484
AmeriGas Partners LP
7.125% due 05/20/2016		1,600		1,492
7.250% due 05/20/2015		3,500		3,290
ARAMARK Corp.
6.373% due 02/01/2015		1,250		1,175
8.500% due 02/01/2015		4,190		4,127
ArvinMeritor, Inc.
8.125% due 09/15/2015		10,875		8,591
Berry Plastics Corp.
7.568% due 02/15/2015		4,700		4,524
Berry Plastics Holding Corp.
8.875% due 09/15/2014		1,340		1,166
Bombardier, Inc.
8.000% due 11/15/2014		150		154
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014		6,250		4,133
Buhrmann U.S., Inc.
8.250% due 07/01/2014		900		983
Cascades, Inc.
7.250% due 02/15/2013		6,875		6,016
Celestica, Inc.
7.875% due 07/01/2011		5,120		5,146
Chart Industries, Inc.
9.125% due 10/15/2015		2,300		2,398
Charter Communications Operating LLC
8.375% due 04/30/2014		7,650		7,287
Chemtura Corp.
6.875% due 06/01/2016		1,625		1,414
Chesapeake Energy Corp.
7.250% due 12/15/2018		2,450		2,395
7.500% due 09/15/2013		750		754
7.625% due 07/15/2013		2,000		2,015
Colorado Interstate Gas Co.
5.950% due 03/15/2015		60		59
Community Health Systems, Inc.
8.875% due 07/15/2015		7,874		7,963
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		30		30
7.750% due 05/15/2017		3,590		3,612
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,425		2,037
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		561		562
7.750% due 11/15/2015		3,275		3,291
CSC Holdings, Inc.
6.750% due 04/15/2012		3,900		3,686
7.625% due 04/01/2011		6,175		6,082
7.625% due 07/15/2018		800		740
DaVita, Inc.
7.250% due 03/15/2015		3,350		3,275
Delhaize America, Inc.
8.050% due 04/15/2027		600		650
Delta Air Lines, Inc.
7.779% due 01/02/2012		905		805
Dex Media West LLC
8.500% due 08/15/2010		25		25
Dex Media, Inc.
8.000% due 11/15/2013		400		294
DirecTV Holdings LLC
8.375% due 03/15/2013		225		233
Dynegy Holdings, Inc.
6.875% due 04/01/2011		2,950		2,932
7.500% due 06/01/2015		10,325		9,576
8.750% due 02/15/2012		200		204
EchoStar DBS Corp.
7.000% due 10/01/2013		700		670
7.125% due 02/01/2016		15,690		14,552
El Paso Corp.
7.000% due 06/15/2017		4,150		4,086
8.050% due 10/15/2030		2,225		2,290
Enterprise Products Operating LP
7.034% due 01/15/2068		1,160		1,017
8.375% due 08/01/2066		3,330		3,337
Ferrellgas Partners LP
8.750% due 06/15/2012		7,000		6,895
First Data Corp.
9.875% due 09/24/2015		13,045		11,365
Ford Motor Co.
9.215% due 09/15/2021		800		540
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		1,250		1,316
8.375% due 04/01/2017		12,200		12,891
Freescale Semiconductor, Inc.
6.651% due 12/15/2014		1,000		795
8.875% due 12/15/2014		4,550		3,720
9.125% due 12/15/2014 (b)		1,975		1,545
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		2,600		2,704
General Motors Corp.
7.400% due 09/01/2025		145		75
7.700% due 04/15/2016		1,000		610
8.250% due 07/15/2023		8,530		5,011
Georgia-Pacific LLC
7.000% due 01/15/2015		4,000		3,780
7.250% due 06/01/2028		750		630
7.700% due 06/15/2015		1,175		1,116
8.000% due 01/15/2024		9,335		8,682
9.500% due 12/01/2011		170		174
Goodyear Tire & Rubber Co.
7.857% due 08/15/2011		600		599
9.000% due 07/01/2015		4,225		4,236
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		3,482		2,907
HCA, Inc.
8.750% due 09/01/2010		240		244
9.125% due 11/15/2014		200		205
9.250% due 11/15/2016		29,375		30,330
Health Management Associates, Inc.
6.125% due 04/15/2016		2,180		1,918
Hertz Corp.
8.875% due 01/01/2014		11,370		10,460
Ineos Group Holdings PLC
8.500% due 02/15/2016		10,275		6,807
Intergen NV
9.000% due 06/30/2017		5,030		5,231
JET Equipment Trust
7.630% due 08/15/2012 (a)		152		1
10.000% due 06/15/2012 (a)		373		313
Legrand France S.A.
8.500% due 02/15/2025		670		756
MGM Mirage
7.500% due 06/01/2016		925		765
Nalco Co.
8.875% due 11/15/2013		1,000		1,030
Norampac Industries, Inc.
6.750% due 06/01/2013		1,000		845
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		6,425		6,329
Nortel Networks Ltd.
6.963% due 07/15/2011		3,900		3,705
10.125% due 07/15/2013		8,975		8,818
10.750% due 07/15/2016		500		498
OPTI Canada, Inc.
8.250% due 12/15/2014		685		685
Quebecor Media, Inc.
7.750% due 03/15/2016		10,830		10,126
Qwest Communications International, Inc.
6.176% due 02/15/2009		1,250		1,250
7.250% due 02/15/2011		1,000		971
7.500% due 02/15/2014		10,450		9,980
Reynolds American, Inc.
7.750% due 06/01/2018		1,900		2,001
RH Donnelley Corp.
6.875% due 01/15/2013		175		105
8.875% due 01/15/2016		24,950		15,095
8.875% due 10/15/2017		3,500		2,100
Roseton
7.270% due 11/08/2010		406		410
SandRidge Energy, Inc.
8.000% due 06/01/2018		1,725		1,742
8.625% due 04/01/2015 (b)		6,330		6,520
Seagate Technology HDD Holdings
3.631% due 10/01/2009		3,285		3,211
6.375% due 10/01/2011		2,330		2,266
SemGroup LP
8.750% due 11/15/2015		7,145		6,966
Sensata Technologies BV
8.000% due 05/01/2014		11,570		10,702
Service Corp. International
7.625% due 10/01/2018		2,125		2,130
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200		183
Sonat, Inc.
7.625% due 07/15/2011		4,065		4,125
Station Casinos, Inc.
7.750% due 08/15/2016		5,887		4,533
Sungard Data Systems, Inc.
9.125% due 08/15/2013		8,665		8,795
Superior Essex Communications LLC
9.000% due 04/15/2012		1,170		1,199
TRW Automotive, Inc.
7.000% due 03/15/2014		7,500		6,544
7.250% due 03/15/2017		1,310		1,107
United Rentals North America, Inc.
6.500% due 02/15/2012		3,100		2,806
Verso Paper Holdings LLC
6.623% due 08/01/2014		500		462
9.125% due 08/01/2014		3,000		2,948
Videotron Ltee
9.125% due 04/15/2018		250		262
West Corp.
9.500% due 10/15/2014		8,400		7,602
Williams Cos., Inc.
7.625% due 07/15/2019		5,700		6,014
Windstream Corp.
8.125% due 08/01/2013		1,000		1,002
8.625% due 08/01/2016		4,695		4,707
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		3,250		2,990

				430,213

Utilities 14.6%
AES Corp.
8.000% due 10/15/2017		3,500		3,448
8.000% due 06/01/2020		3,500		3,395
8.875% due 02/15/2011		3,000		3,120
Cincinnati Bell, Inc.
7.000% due 02/15/2015		3,325		3,117
Citizens Communications Co.
6.625% due 03/15/2015		1,950		1,779
7.875% due 01/15/2027		1,100		968
9.000% due 08/15/2031		7,700		6,968
Energy Future Holdings Corp.
10.875% due 11/01/2017		18,600		18,879
11.250% due 11/01/2017 (b)		875		877
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		2,700		2,673
8.625% due 11/14/2011		1,000		1,045
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		4,510		4,037
Knight, Inc.
5.150% due 03/01/2015		750		666
Midwest Generation LLC
8.560% due 01/02/2016		13,540		13,981
NGPL Pipe Co. LLC
7.119% due 12/15/2017		6,000		6,149
NRG Energy, Inc.
7.250% due 02/01/2014		10,705		10,250
7.375% due 02/01/2016		8,605		8,121
7.375% due 01/15/2017		3,075		2,914
Oncor Electric Delivery Co.
7.250% due 01/15/2033		500		495
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200		1,265
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		5,000		5,012
Qwest Corp.
6.026% due 06/15/2013		1,000		960
6.500% due 06/01/2017		12,505		11,223
8.875% due 03/15/2012		1,750		1,794
Reliant Energy, Inc.
6.750% due 12/15/2014		5,650		5,791
7.875% due 06/15/2017		5,550		5,453
Rural Cellular Corp.
9.875% due 02/01/2010		1,300		1,329
Sprint Capital Corp.
7.625% due 01/30/2011		1,750		1,720
Sprint Nextel Corp.
6.000% due 12/01/2016		3,400		2,929
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,483		1,409
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015		2,165		2,133
10.500% due 11/01/2016 (b)		500		486
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		3,800		3,904
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)		1,851		2,008

				140,298

Total Corporate Bonds & Notes (Cost $863,570)				812,768

CONVERTIBLE BONDS & NOTES 1.6%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		3,075		1,953
Chesapeake Energy Corp.
2.250% due 12/15/2038		4,700		5,423
2.500% due 05/15/2037		325		578
CMS Energy Corp.
2.875% due 12/01/2024		650		769
Deutsche Bank AG
0.000% due 07/14/2008		325		129
0.000% due 09/29/2008		100		40
0.000% due 10/24/2008		200		84
Mylan, Inc.
1.250% due 03/15/2012		875		737
Nortel Networks Corp.
1.750% due 04/15/2012		2,000		1,508
2.125% due 04/15/2014		1,975		1,333
Qwest Communications International, Inc.
3.500% due 11/15/2025		2,850		2,818

Total Convertible Bonds & Notes (Cost $17,306)				15,372

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
5.000% due 03/01/2038 - 07/01/2038		136,976		131,305
6.000% due 07/01/2038		180		181
Freddie Mac
5.500% due 07/01/2038		1,800		1,773

Total U.S. Government Agencies (Cost $131,646)				133,259

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
2.712% due 09/25/2046		1,161		628
Countrywide Alternative Loan Trust
2.742% due 07/25/2046		500		176
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		604		573
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047		500		386

Total Mortgage-Backed Securities (Cost $1,875)				1,763

ASSET-BACKED SECURITIES 0.3%
Credit-Based Asset Servicing & Securitization LLC
2.592% due 04/25/2036		943		927
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		900		750
Ford Credit Auto Owner Trust
3.891% due 06/15/2012		1,700		1,717

Total Asset-Backed Securities (Cost $3,338)				3,394

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Amadeus Global Travel Distribution S.A.
6.959% due 04/08/2013	EUR	1,454		2,115
Bombardier, Inc.
7.250% due 11/15/2016		775		1,168
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000		2,881
Lighthouse International Co. S.A.
8.000% due 04/30/2014		265		313
Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013		365		560
6.565% due 11/30/2014		440		677
8.250% due 05/01/2016		1,900		2,737
OI European Group BV
6.875% due 03/31/2017		300		446
Societe Generale
6.999% due 12/29/2049		900		1,268
UBS AG
7.152% due 12/29/2049		3,100		4,309
UPC Holding BV
7.750% due 01/15/2014		605		848
8.625% due 01/15/2014		400		583

Total Foreign Currency-Denominated Issues (Cost $16,749)				17,905

	Shares
CONVERTIBLE PREFERRED STOCKS 1.6%
American International Group, Inc.
8.500% due 08/01/2011		16,900		1,002
Bank of America Corp.
7.250% due 12/31/2049		8,500		7,514
Citigroup, Inc.
6.500% due 12/31/2049		25,000		1,094
Fannie Mae
5.375% due 12/31/2049		3		181
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		12,800		2,149
General Motors Corp.
5.250% due 03/06/2032		91,000		1,267
Lehman Brothers Holdings, Inc.
8.160% due 05/30/2009		4,000		228
Merrill Lynch & Co., Inc.
9.700% due 05/20/2009		16,000		879
Wachovia Corp.
7.500% due 12/31/2049		1,800		1,594

Total Convertible Preferred Stocks (Cost $17,965)				15,908

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 3.2%
Commercial Paper 2.7%
Federal Home Loan Bank
2.000% due 07/01/2008		$1,100		1,100
UBS Finance Delaware LLC
2.635% due 09/03/2008		1,900		1,891
Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008		23,400		23,254

				26,245

Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		1,829		1,829
(Dated 06/30/2008. Collateralized by Freddie Mac 4.875% due 02/17/2009 valued at $1,869. Repurchase proceeds are $1,829.)

U.S. Treasury Bills 0.3%
1.743% due 09/11/2008 - 09/25/2008 (c)(d)		3,250		3,231

Total Short-Term Instruments (Cost $31,315)				31,305

Purchased Options (g) 2.2% (Cost $16,443)				20,883
Total Investments 113.8% (Cost $1,149,468)				$1,098,133
Written Options (h) (2.1%) (Premiums $17,236)				(20,384)
Other Assets and Liabilities (Net) (11.7%)				(113,112)

Net Assets 100.0%				$964,637

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $3,231 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(e) Cash of $4,435 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	402	$(49)
90-Day Eurodollar March Futures	Long	03/2009	402	(43)
90-Day Eurodollar September Futures	Long	09/2009	576	(352)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	178	(35)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	283	(276)

				$(755)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	3.050%	06/20/2013	JPM	$250	$18
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC	600	(14)
Bon-Ton Department Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%	09/20/2008	LEH	775	(10)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.350%	09/20/2013	CITI	450	(8)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%	09/20/2012	DUB	1,000	(150)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	4,050	(48)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	2,000	(72)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%	09/20/2008	LEH	1,000	(2)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	5.000%	09/20/2013	CITI	300	(9)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	LEH	2,000	(333)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.700%	09/20/2013	CITI	1,000	(2)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.650%	06/20/2015	CITI	400	(4)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	BOA	1,000	66
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	GSC	2,000	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2010	MLP	1,500	(115)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	JPM	1,000	(321)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	1,000	(109)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	MLP	3,000	(358)
GMAC LLC 6.875% due 08/28/2012	Sell	7.230%	12/20/2012	DUB	5,000	(1,150)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2013	MLP	1,000	(22)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	LEH	1,000	53
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	CITI	1,000	(88)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%	03/20/2013	CITI	300	30
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	LEH	1,000	(67)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%	12/20/2014	BOA	1,000	(73)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	3.850%	09/20/2013	GSC	750	(11)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%	09/20/2008	LEH	2,650	(2)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012	CSFB	600	(46)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%	09/20/2012	LEH	2,000	(72)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	500	23
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2012	LEH	225	(10)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	BCLY	1,000	(29)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%	06/20/2013	GSC	375	(20)

						$(3,030)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	$4,800	$206
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	5,500	(415)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	BCLY	2,100	8
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	35,000	120
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	6,600	26
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	6,300	26

						$(29)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$146,500	$(42)
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		138,400	611
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		27,800	45
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		7,000	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		31,300	(34)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		16,300	(60)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		18,800	(81)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		12,800	(219)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,400	27
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,100	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		14,000	53
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		11,800	(138)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		3,700	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		16,300	(569)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,600	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		300	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		11,400	(203)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		12,300	(282)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	9,100	297
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		5,200	110

							$(518)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate(3)	Expiration Date	Counterparty	# of Shares/ Units	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.157%	07/23/2008	MLP	100,000	$(519)
Receive	Motorola, Inc.	2.907%	07/23/2008	MLP	7,875	(18)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	80,000	1,510

						$973

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$177,500	$1,722	$1,799
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	7,476
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	2,256
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	3.600%	12/19/2008	55,000	410	290
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,319	5,882
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	401,500	3,769	3,180

							$16,443	$20,883

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	42	$29	$38
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	148	117	87
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	543	374	203
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	42	29	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	148	110	47
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	543	640	457

				$1,299	$837

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$20,900	$221	$58
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	59,200	1,652	1,901
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	6,887
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,326	1,734
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.680%	12/19/2008	18,000	569	415
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	5,416
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	133,700	3,633	3,136

							$15,937	$19,547

(i) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,929	$2,008	0.21%

(j) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2038	$1,000	$994	$986

(k) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	12,835	07/2008	$0	$(207)	$(207)
Sell	GBP	4,957	08/2008	0	(54)	(54)
Sell	JPY	57,493	07/2008	0	(9)	(9)

				$0	$(270)	$(270)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$1,002	$1,094,332	$2,799	$1,098,133
Other Financial Instruments++	(755)	(24,094)	(150)	(24,999)

Total	$247	$1,070,238	$2,649	$1,073,134

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$2,478	$424	$6	$(109)	$0	$2,799
Other Financial Instruments++	(125)	0	0	(25)	0	(150)

Total	$2,353	$424	$6	$(134)	$0	$2,649

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International Portfolio

June 30, 2008 (Unaudited)

		Principal Amount (000s	)	Value (000s	)
AUSTRALIA 0.1%
Commonwealth Bank of Australia
2.488% due 06/08/2009		$1,100		$1,100

Total Australia (Cost $1,100)				1,100

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.626% due 12/25/2024	JPY	8,784		81

Total Cayman Islands (Cost $79)				81

CROATIA 0.0%
Croatia Government International Bond
4.000% due 07/30/2010		$682		677

Total Croatia (Cost $679)				677

FINLAND 0.7%
Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000		14,811

Total Finland (Cost $14,621)				14,811

FRANCE 0.1%
AXA S.A.
3.750% due 01/01/2017	EUR	1,357		2,584

Total France (Cost $1,234)				2,584

IRELAND 0.0%
Bank of Ireland
2.862% due 12/18/2009		$1,100		1,089

Total Ireland (Cost $1,101)				1,089

JERSEY, CHANNEL ISLANDS 0.6%
Haus Ltd.
4.779% due 12/10/2037	EUR	3,475		5,349
Lloyds TSB Capital
7.375% due 12/29/2049		5,250		8,124

Total Jersey, Channel Islands (Cost $7,986)				13,473

MEXICO 0.0%
Mexico Government International Bond
6.750% due 09/27/2034		$883		939

Total Mexico (Cost $946)				939

NETHERLANDS 2.9%
Deutsche Telekom International Finance BV
2.981% due 03/23/2009		$52,630		52,279
Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		12,150		12,154

Total Netherlands (Cost $64,812)				64,433

NEW ZEALAND 0.2%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523		3,609

Total New Zealand (Cost $1,775)				3,609

NORWAY 0.7%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	10,000		15,377

Total Norway (Cost $15,163)				15,377

PORTUGAL 0.7%
Banco Espirito Santo S.A.
4.375% due 01/25/2011	EUR	10,000		$15,302

Total Portugal (Cost $15,080)				15,302

SPAIN 0.8%
Bankinter S.A.
5.000% due 05/14/2010	EUR	10,000		15,495
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008		$1,100		1,099

Total Spain (Cost $16,422)				16,594

SUPRANATIONAL 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300		4,576

Total Supranational (Cost $3,280)				4,576

TUNISIA 0.2%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500		531
7.500% due 08/06/2009	EUR	1,800		2,866

Total Tunisia (Cost $2,333)				3,397

UNITED KINGDOM 0.3%
Bauhaus Securities Ltd.
5.168% due 10/30/2052	EUR	3,864		5,955
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008		$1,100		1,100

Total United Kingdom (Cost $4,392)				7,055

UNITED STATES 81.4%
Asset-Backed Securities 13.3%
Accredited Mortgage Loan Trust
2.602% due 04/25/2036		$976		965
ACE Securities Corp.
2.532% due 07/25/2036		118		118
2.532% due 08/25/2036		98		97
2.572% due 06/25/2037		6,474		6,033
AFC Home Equity Loan Trust
3.192% due 12/22/2027		44		25
American Express Credit Account Master Trust
2.971% due 02/15/2012		297		291
Ameriquest Mortgage Securities, Inc.
2.622% due 03/25/2036		291		290
2.712% due 11/25/2035		905		879
Amortizing Residential Collateral Trust
2.772% due 07/25/2032		58		49
3.182% due 10/25/2031		567		544
Argent Securities, Inc.
2.532% due 10/25/2036		192		187
2.572% due 07/25/2036		6,500		6,182
Asset-Backed Funding Certificates
2.542% due 01/25/2037		277		269
2.832% due 06/25/2034		998		888
Asset-Backed Securities Corp. Home Equity
2.562% due 05/25/2037		2,647		2,607
BA Credit Card Trust
3.051% due 04/15/2013		2,000		1,997
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036		97		92
2.562% due 10/25/2036		1,088		1,048
2.572% due 04/25/2036		29		29
2.572% due 06/25/2047		4,900		4,751
2.682% due 06/25/2036		12,856		11,809
2.812% due 01/25/2036		727		701
2.932% due 03/25/2043		1,082		1,066
2.972% due 06/25/2036		1,900		1,493
3.142% due 10/25/2032		601		529
BNC Mortgage Loan Trust
2.582% due 05/25/2037		1,526		1,466
Carrington Mortgage Loan Trust
2.532% due 01/25/2037		289		280
2.642% due 01/25/2036		687		681
2.802% due 10/25/2035		1,865		1,733
Chase Credit Card Master Trust
2.641% due 09/15/2011		67,050		66,940
3.271% due 02/15/2011		5,000		4,990
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033		40		37
Citicorp Residential Mortgage Securities, Inc.
2.572% due 03/25/2037		9,778		9,558
Citigroup Mortgage Loan Trust, Inc.
2.511% due 05/15/2036		1,355		1,215
2.532% due 10/25/2036		74		73
2.532% due 11/25/2036		103		102
2.582% due 10/25/2036		500		466
2.592% due 03/25/2037		3,858		3,661
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037		58		58
2.532% due 05/25/2037		1,020		991
2.532% due 03/25/2047		168		166
2.552% due 12/25/2036		305		302
2.552% due 06/25/2037		801		787
2.562% due 06/25/2037		1,891		1,859
2.562% due 10/25/2037		1,310		1,233
2.582% due 07/25/2037		20,000		17,739
2.582% due 08/25/2037		1,600		1,419
2.582% due 09/25/2037		2,720		2,565
2.582% due 05/25/2047		210		201
2.582% due 09/25/2047		7,372		7,204
2.592% due 10/25/2046		2,718		2,668
2.672% due 06/25/2036		9,676		9,068
3.222% due 05/25/2032		153		135
Credit-Based Asset Servicing & Securitization LLC
2.462% due 01/25/2037		1,283		1,239
2.542% due 11/25/2036		346		337
2.572% due 12/25/2037		790		759
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		244		225
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036		18		18
Equifirst Mortgage Loan Trust
2.642% due 10/25/2034		2		2
Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034		553		465
Fieldstone Mortgage Investment Corp.
2.572% due 07/25/2036		3,850		3,772
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036		42		42
2.532% due 11/25/2036		929		893
2.552% due 02/25/2036		185		185
2.552% due 12/25/2036		1,234		1,146
2.852% due 12/25/2034		79		66
2.862% due 10/25/2034		7		7
Fremont Home Loan Trust
2.532% due 10/25/2036		1,561		1,523
2.542% due 01/25/2037		2,083		1,970
2.552% due 02/25/2037		427		418
2.602% due 04/25/2036		696		693
2.652% due 01/25/2036		102		102
GSAMP Trust
2.522% due 10/25/2046		213		209
2.552% due 09/25/2036		718		706
2.772% due 03/25/2034		43		42
GSR Mortgage Loan Trust
2.582% due 11/25/2030		36		36
HFC Home Equity Loan Asset-Backed Certificates
2.829% due 09/20/2033		1,851		1,738
Home Equity Asset Trust
3.082% due 11/25/2032		1		1
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036		917		888
2.532% due 12/25/2036		993		952
Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036		138		135
2.542% due 04/25/2037		260		257
2.562% due 07/25/2037		371		366
JPMorgan Mortgage Acquisition Corp.
2.532% due 07/25/2036		629		612
2.552% due 11/25/2036		227		220
2.632% due 03/25/2037		10,000		7,909
Lehman XS Trust
2.562% due 04/25/2046		58		57
2.562% due 06/25/2046		193		187
2.562% due 11/25/2046		240		228
2.632% due 04/25/2037		476		451
Long Beach Mortgage Loan Trust
2.542% due 10/25/2036		221		216
2.762% due 10/25/2034		28		23
MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036		18		18
2.542% due 11/25/2036		295		289
2.592% due 02/25/2036		1,032		1,018
2.612% due 10/25/2036		5,000		4,851
MBNA Credit Card Master Note Trust
2.571% due 12/15/2011		4,800		4,786
Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036		1,180		1,142
2.552% due 07/25/2037		219		213
2.562% due 09/25/2037		967		944
2.592% due 03/25/2037		7,397		7,268
Morgan Stanley ABS Capital I
2.532% due 09/25/2036		206		204
2.532% due 10/25/2036		1,336		1,290
2.542% due 05/25/2037		1,924		1,878
2.572% due 01/25/2037		20,000		17,673
2.582% due 04/25/2036		3,206		3,168
2.582% due 10/25/2036		10,000		9,050
2.582% due 11/25/2036		20,000		18,072
2.592% due 10/25/2036		600		554
Morgan Stanley Home Equity Loans
2.592% due 02/25/2036		244		243
Nationstar Home Equity Loan Trust
2.542% due 06/25/2037		1,961		1,858
Park Place Securities, Inc.
2.742% due 09/25/2035		185		175
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036		114		112
2.562% due 10/25/2036		207		194
Residential Asset Securities Corp.
2.522% due 08/25/2036		66		65
2.552% due 11/25/2036		1,786		1,760
2.562% due 10/25/2036		182		178
Saxon Asset Securities Trust
2.542% due 10/25/2046		159		155
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037		755		731
2.532% due 09/25/2036		860		842
Soundview Home Equity Loan Trust
2.522% due 11/25/2036		2		2
2.532% due 10/25/2036		155		153
2.542% due 11/25/2036		1,569		1,532
2.542% due 12/25/2036		38		37
2.562% due 01/25/2037		146		142
2.582% due 10/25/2036		119		118
Structured Asset Securities Corp.
2.532% due 10/25/2036		331		323
2.882% due 05/25/2034		20		17
4.900% due 04/25/2035		46		35
Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036		393		373
Wells Fargo Home Equity Trust
2.532% due 01/25/2037		374		366

				291,460

Commodity Index-Linked Notes 0.4%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		9,000		8,939

Corporate Bonds & Notes 15.5%
American Express Bank FSB
2.541% due 06/22/2009		8,500		8,438
American Express Credit Corp.
2.510% due 04/06/2009		1,100		1,092
2.531% due 03/02/2009		1,100		1,095
American Honda Finance Corp.
2.774% due 08/05/2008		1,100		1,100
Anadarko Petroleum Corp.
3.176% due 09/15/2009		700		692
AT&T, Inc.
2.884% due 02/05/2010		2,200		2,191
Bank of America Corp.
2.970% due 10/14/2016		10,000		9,057
Bank of America N.A.
2.812% due 12/18/2008		1,750		1,746
Bear Stearns Cos., Inc.
3.199% due 01/30/2009		15,200		15,147
Cadbury Schweppes US Finance LLC
5.125% due 10/01/2013		7,000		6,710
Caterpillar Financial Services Corp.
2.779% due 05/18/2009		1,100		1,097
3.559% due 06/24/2011		2,300		2,299
Charter One Bank N.A.
2.957% due 04/24/2009		3,500		3,491
Cisco Systems, Inc.
2.738% due 02/20/2009		2,200		2,199
Citigroup Funding, Inc.
2.809% due 06/26/2009		25,000		24,659
Citigroup, Inc.
2.831% due 12/28/2009		12,540		12,236
2.848% due 12/26/2008		1,100		1,096
Comcast Corp.
3.010% due 07/14/2009		2,200		2,183
ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		1,596		1,597
Credit Suisse USA, Inc.
2.876% due 08/15/2010		17,073		16,803
Daimler Finance North America LLC
3.138% due 03/13/2009		26,000		25,925
Dominion Resources, Inc.
2.858% due 11/14/2008		900		888
Florida Power Corp.
3.078% due 11/14/2008		2,200		2,194
General Electric Capital Corp.
2.918% due 10/21/2010		45,400		45,127
General Mills, Inc.
3.038% due 01/22/2010		2,200		2,173
Goldman Sachs Group, Inc.
2.841% due 12/23/2008		900		897
2.891% due 12/22/2008		200		195
3.101% due 06/28/2010		20,320		19,765
HSBC Finance Corp.
2.899% due 06/19/2009		2,200		2,157
2.963% due 01/15/2014		5,000		4,702
3.112% due 06/01/2016		3,000		2,705
International Lease Finance Corp.
3.158% due 04/20/2009		285		282
JPMorgan Chase & Co.
2.532% due 06/26/2009		1,100		1,097
Kroger Co.
5.500% due 02/01/2013		100		100
Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008		700		687
2.966% due 11/10/2009		14,020		13,368
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009		200		194
2.960% due 10/23/2008		900		895
Safeway, Inc.
3.158% due 03/27/2009		1,080		1,073
SLM Corp.
3.130% due 07/25/2008		1,100		1,096
Time Warner, Inc.
2.915% due 11/13/2009		1,100		1,069
U.S. Bancorp
2.512% due 04/28/2009		1,250		1,249
Wachovia Bank N.A.
2.638% due 02/23/2009		400		398
2.841% due 03/23/2009		2,250		2,241
Wachovia Mortgage FSB
2.798% due 05/08/2009		75,000		74,556
2.807% due 03/02/2009		1,100		1,100
Wells Fargo & Co.
2.810% due 01/12/2011		20,530		20,265

				341,326

Mortgage-Backed Securities 8.8%
American Home Mortgage Investment Trust
2.632% due 09/25/2035		38		37
4.290% due 10/25/2034		71		62
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		203		196
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035		557		541
4.625% due 10/25/2035		373		358
Bear Stearns Alt-A Trust
5.644% due 08/25/2036		124		103
5.916% due 02/25/2036		357		276
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037		2,385		2,116
CC Mortgage Funding Corp.
2.662% due 07/25/2036		331		242
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		349		316
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		136		136
Countrywide Alternative Loan Trust
2.562% due 09/20/2046		108		106
2.642% due 02/25/2047		443		312
2.662% due 02/20/2047		15,200		10,698
2.662% due 05/25/2047		2,714		1,903
2.672% due 08/25/2046		654		459
2.672% due 11/25/2046		1,120		798
2.689% due 03/20/2046		1,345		955
2.742% due 12/25/2035		256		198
2.762% due 12/25/2035		902		675
2.762% due 02/25/2037		430		314
2.782% due 08/25/2035		1,539		1,150
2.782% due 12/25/2035		2,695		2,059
2.802% due 11/25/2035		17,537		13,366
2.832% due 09/25/2035		5,702		4,294
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035		572		435
2.772% due 03/25/2035		2,583		1,999
2.772% due 04/25/2035		32		24
2.782% due 03/25/2035		198		167
2.802% due 03/25/2035		13,857		10,745
2.812% due 02/25/2035		44		35
2.862% due 09/25/2034		53		44
4.708% due 08/25/2034		226		215
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500		471
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		93		87
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036		168		165
Downey Savings & Loan Association Mortgage Loan Trust
2.692% due 03/19/2045		2,547		1,979
2.742% due 08/19/2045		939		726
2.812% due 08/19/2045		5,854		4,553
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		138		136
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		2,779		2,444
2.562% due 01/25/2047		1,638		1,555
2.712% due 06/25/2045		5,807		4,803
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3		3
Harborview Mortgage Loan Trust
2.572% due 01/19/2038		5,957		5,420
2.672% due 01/19/2038		1,325		949
2.702% due 05/19/2035		2,785		2,115
2.722% due 06/19/2035		760		572
2.722% due 01/19/2036		404		313
2.722% due 03/19/2037		5,020		3,542
2.732% due 01/19/2036		6,429		4,821
2.792% due 11/19/2035		911		694
2.812% due 09/19/2035		71		53
2.822% due 06/20/2035		235		182
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037		6,826		6,380
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046		265		247
2.582% due 01/25/2037		228		214
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		300		285
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021		59		56
MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025		14		11
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		116		95
Residential Accredit Loans, Inc.
2.582% due 09/25/2046		237		162
2.692% due 04/25/2046		415		297
2.782% due 08/25/2035		315		244
Sequoia Mortgage Trust
2.742% due 10/20/2034		1,338		1,255
2.829% due 07/20/2033		3,414		3,058
2.832% due 10/19/2026		62		59
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036		175		171
2.772% due 07/19/2034		21		18
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036		93		89
Thornburg Mortgage Securities Trust
2.592% due 11/25/2046		397		380
2.602% due 03/25/2046		2,000		1,983
2.602% due 09/25/2046		358		345
2.722% due 10/25/2045		1,665		1,659
2.752% due 03/25/2044		366		331
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		37,327		34,559
2.561% due 09/15/2021		549		518
WaMu Mortgage Pass-Through Certificates
2.562% due 08/25/2046		11		11
2.712% due 04/25/2045		278		219
2.772% due 10/25/2045		107		83
2.792% due 01/25/2045		69		54
2.802% due 01/25/2045		66		55
2.802% due 07/25/2045		76		61
3.022% due 12/25/2027		187		171
4.338% due 12/25/2046		437		367
4.361% due 02/27/2034		47		44
4.528% due 08/25/2046		59,414		45,486
4.728% due 11/25/2042		13		12
4.780% due 10/25/2046		149		116
4.928% due 08/25/2042		52		47
5.028% due 11/25/2046		1,252		1,024
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		1,106		1,053
4.500% due 11/25/2018		226		219
4.950% due 03/25/2036		452		435
5.577% due 04/25/2036		86		85

				192,875

U.S. Government Agencies 43.4%
Fannie Mae
2.602% due 03/25/2034		48		46
2.632% due 08/25/2034		30		29
2.832% due 09/25/2042		149		138
2.882% due 06/25/2029		30		30
4.205% due 11/01/2034		234		238
4.500% due 05/25/2015 - 02/25/2021		1,611		1,615
4.940% due 12/01/2034		75		75
5.000% due 12/01/2036 - 06/01/2038		288,436		277,050
5.500% due 09/25/2024 - 11/01/2037		390,393		385,474
6.000% due 06/01/2031 - 07/25/2044		232,842		235,316
6.500% due 05/01/2028 - 07/01/2029		350		364
7.000% due 09/25/2023		110		117
7.149% due 12/01/2030		6		7
8.800% due 01/25/2019		153		169
Freddie Mac
2.632% due 09/25/2035		5,667		5,594
2.701% due 02/15/2019		33,699		33,039
2.762% due 09/25/2031		92		91
2.921% due 12/15/2031		8		8
4.500% due 04/15/2013 - 02/15/2020		1,202		1,200
4.994% due 10/25/2044 - 02/25/2045		432		415
5.000% due 03/15/2016 - 03/15/2025		1,700		1,722
5.194% due 07/25/2044		93		87
5.408% due 10/01/2036		406		406
6.500% due 07/15/2028		2,475		2,599
Ginnie Mae
5.125% due 11/20/2022 - 11/20/2024		971		977
5.375% due 03/20/2022 - 02/20/2025		217		218
5.625% due 08/20/2022 - 09/20/2026		601		608
6.000% due 08/20/2034		629		643
6.375% due 04/20/2022 - 06/20/2030		2,022		2,063
7.500% due 09/15/2025 - 11/15/2030		2,509		2,694
8.500% due 05/15/2028 - 07/15/2030		26		29
Small Business Administration
4.625% due 02/01/2025		152		146
5.090% due 10/01/2025		85		83

				953,290

Total United States (Cost $1,849,085)				1,787,890

SHORT-TERM INSTRUMENTS 24.2%
Certificates Of Deposit 1.8%
Barclays Bank PLC
2.798% due 03/13/2009		$26,025		25,995
Calyon Financial, Inc.
5.266% due 06/29/2010		15,000		14,837

				40,832

Commercial Paper 10.4%
DnB NOR Bank ASA
2.750% due 09/05/2008		78,800		78,401
Federal Home Loan Bank
2.000% due 07/01/2008		3,800		3,800
UBS Finance Delaware LLC
2.650% due 09/10/2008		5,800		5,768
Unicredito Italiano SpA
3.030% due 08/06/2008		61,500		61,314
Westpac Banking Corp.
2.710% due 08/06/2008		78,900		78,686

				227,969

Repurchase Agreements 0.0%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		227		227
(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 10/31/2008 valued at $233. Repurchase proceeds are $227.)

France Treasury Bills 0.1%
3.808% due 07/17/2008	EUR	2,000		3,144

U.S. Treasury Bills 11.9%
1.862% due 08/28/2008 - 09/25/2008 (a)(b)		$262,250		260,845

Total Short-Term Instruments (Cost $533,647)				533,017

Purchased Options (e) 0.3% (Cost $5,124)				6,411
Total Investments 113.4% (Cost $2,538,859)				$2,492,415
Other Assets and Liabilities (Net) (13.4%)				(294,300)

Net Assets 100.0%				$2,198,115

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $256,612 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) Cash of $7,545 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note September Futures	Long	09/2008	41	$(7)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	14	(7)
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	15	40
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	3,500	(12,066)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,500	(8,382)

				$(20,422)

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes US Finance LLC 5.125% due 10/01/2013	Buy	(0.460%)	12/20/2013	BOA	$7,000	$125
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	03/20/2009	CITI	2,100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	6,000	(59)

						$65

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	133,000	$(1,276)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		295,000	(2,839)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		567,000	(4,110)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		66,000	(434)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		489,000	(4,664)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		786,800	(2,399)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	DUB		500,000	(846)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		213,200	(656)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		$500	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,700	17
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,600	53
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY	EUR	1,000	(58)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	DUB		AUD 650,000	(5,233)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	LEH		500,000	(4,956)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	MSC		500,000	(3,192)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	BCLY		790,000	(9,388)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		1,260,000	(14,772)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	MSC		100,000	(1,191)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		568,500	(6,551)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	JPM	EUR	6,500	(513)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		6,500	(674)
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		700	(82)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300,000	(9,488)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	GSC		1,500,000	(1,491)
Pay	6-Month GBP-LIBOR	5.500%	09/20/2009	JPM		725,000	(11,385)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		675,000	(3,749)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2010	MSC		1,500,000	(6,588)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		65,100	(3,054)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		820,000	(13,505)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		324,000	(21,373)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		25,100	(557)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		80,000	(4,320)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		314,600	(15,946)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		277,000	(13,583)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		39,300	(1,940)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		100,000	(8,597)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		300,000	(27,182)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		400,000	(33,809)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		32,600	2,041
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		32,700	1,729
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		34,700	2,006
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		151,100	8,794
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		20,000	473
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		21,600	1,317
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		521,800	(10,607)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		123,000	7,267
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		36,000	2,174
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		16,000	967
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		25,200	3,825
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		14,900	1,955
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		83,500	(3,870)

							$(222,304)

(e) Purchased options outstanding on June 30, 2008:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.200	03/31/2010	$17,000	$716	$633
Put - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	17,000	716	1,155
Call - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	44,000	1,846	1,594
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	44,000	1,846	3,029

				$5,124	$6,411

(f) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2023	$1,800	$1,771	$1,780
Fannie Mae	5.000%	06/01/2038	150,000	147,469	143,649
Fannie Mae	5.000%	07/01/2038	150,000	143,766	143,789
Fannie Mae	5.500%	07/01/2038	424,300	421,762	418,267
Fannie Mae	6.000%	07/01/2038	301,500	304,503	304,185
Freddie Mac	5.500%	07/01/2038	130	128	128

				$1,019,399	$1,011,798

(g) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	82,221	07/2008	$714	$0	$714
Sell		13,643	07/2008	0	(164)	(164)
Buy		31,000	08/2008	104	0	104
Sell		10,847	08/2008	0	0	0
Buy	BRL	363,419	07/2008	30,986	0	30,986
Sell		363,419	07/2008	0	(5,800)	(5,800)
Buy		324,968	12/2008	3,398	0	3,398
Sell		78,562	12/2008	0	(3,786)	(3,786)
Buy	CAD	1,150	08/2008	0	(9)	(9)
Sell	EUR	87,861	07/2008	0	(1,421)	(1,421)
Buy	GBP	15,000	07/2008	594	0	594
Sell		142,317	08/2008	0	(1,893)	(1,893)
Sell	JPY	2,481,130	07/2008	0	(387)	(387)
Buy	KRW	189,158,204	08/2008	0	(24,037)	(24,037)
Sell		168,820,010	08/2008	862	(19)	843
Buy	MXN	2,517,555	07/2008	21,602	0	21,602
Sell		2,517,555	07/2008	0	(16,804)	(16,804)
Buy		489	11/2008	0	0	0
Buy	MYR	289,552	11/2008	0	(1,511)	(1,511)
Buy		356,169	02/2009	0	(2,256)	(2,256)
Sell	NZD	3,013	07/2008	0	(14)	(14)
Buy	RUB	3,516,710	07/2008	5,428	0	5,428
Sell		3,516,710	07/2008	0	(1,911)	(1,911)
Buy		2,676,025	11/2008	5,819	0	5,819
Sell		487,809	11/2008	0	(387)	(387)
Sell		2,124,369	05/2009	0	(1,690)	(1,690)
Buy	SGD	35,386	08/2008	1,079	0	1,079
Buy		301,627	11/2008	1,935	0	1,935

				$72,521	$(62,089)	$10,432

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$2,492,334	$81	$2,492,415
Other Financial Instruments++	(20,422)	(1,223,547)	(58)	(1,244,027)

Total	$(20,422)	$1,268,787	$23	$1,248,388

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$1,299	$(55)	$1	$(24)	$(1,140)	$81
Other Financial Instruments++	(39)	0	0	(62)	43	(58)

Total	$1,260	$(55)	$1	$(86)	$(1,097)	$23

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 88.8%
Banking & Finance 62.4%
ABN AMRO Bank NV
3.162% due 09/18/2013	$1,700	$1,691
ABX Financing Co.
6.350% due 10/15/2036	400	380
AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,020
AGFC Capital Trust I
6.000% due 01/15/2067	3,080	2,450
Allstate Life Global Funding II
3.328% due 05/21/2010	24,800	24,655
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	20,000	19,951
American Express Bank FSB
5.500% due 04/16/2013	25,000	24,480
6.000% due 09/13/2017	20,200	19,551
American Express Centurion Bank
6.000% due 09/13/2017	20,000	19,358
American Express Co.
6.150% due 08/28/2017	2,000	1,960
6.800% due 09/01/2066	1,280	1,186
7.000% due 03/19/2018	40,000	40,619
8.150% due 03/19/2038	12,000	13,393
American Express Credit Corp.
5.875% due 05/02/2013	46,500	46,296
American International Group, Inc.
5.450% due 05/18/2017	8,090	7,416
5.850% due 01/16/2018	27,750	26,081
6.250% due 05/01/2036	5,000	4,382
6.250% due 03/15/2037	16,000	12,585
8.175% due 05/15/2058	116,500	110,050
Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,809
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	151
AXA S.A.
6.463% due 12/14/2018	10,000	8,022
BAC Capital Trust XIV
5.630% due 12/31/2049	20	16
Bank of America Corp.
2.970% due 10/14/2016	5,000	4,529
4.750% due 08/01/2015	2,400	2,253
5.625% due 10/14/2016	300	288
5.750% due 12/01/2017	10,000	9,421
6.000% due 09/01/2017	20,800	20,104
8.000% due 12/29/2049	97,490	91,567
8.125% due 12/29/2049	75,000	70,988
Bank of America N.A.
6.100% due 06/15/2017	25,000	24,261
Barclays Bank PLC
5.450% due 09/12/2012	30,000	30,388
6.050% due 12/04/2017	20,700	20,355
6.860% due 09/29/2049	360	323
7.434% due 09/29/2049	21,400	20,124
7.700% due 04/29/2049	40,000	40,900
Bear Stearns Cos., Inc.
5.550% due 01/22/2017	6,300	5,840
6.400% due 10/02/2017	50,000	49,563
6.950% due 08/10/2012	25,000	26,027
7.250% due 02/01/2018	25,000	26,170
BNP Paribas
2.877% due 12/09/2016	1,000	963
5.186% due 06/29/2049	17,700	15,415
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	7,027
Caterpillar Financial Services Corp.
3.559% due 06/24/2011	26,500	26,486
CIT Group, Inc.
2.935% due 02/13/2012	10,000	7,973
3.187% due 07/28/2011	5,000	4,082
Citigroup Capital XXI
8.300% due 12/21/2057	27,300	25,895
Citigroup, Inc.
2.939% due 01/30/2009	500	495
5.500% due 04/11/2013	24,000	23,457
6.000% due 08/15/2017	19,000	18,180
6.125% due 11/21/2017	55,900	53,816
6.125% due 05/15/2018	35,000	33,603
6.125% due 08/25/2036	13,900	11,806
8.400% due 04/29/2049	81,000	77,101
CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,924
6.000% due 08/15/2011	2,000	2,011
Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	6,936
Countrywide Financial Corp.
6.250% due 05/15/2016	4,000	3,571
Credit Agricole S.A.
6.637% due 05/29/2049	20,000	16,697
Credit Suisse New York, Inc.
5.000% due 05/15/2013	75,000	73,096
Credit Suisse USA, Inc.
6.125% due 11/15/2011	170	175
Danske Bank A/S
5.914% due 12/29/2049	10,100	9,206
Deutsche Bank AG
6.000% due 09/01/2017	40,000	40,515
FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,389
Fleet Capital Trust V
3.812% due 12/18/2028	3,000	2,474
General Electric Capital Corp.
5.625% due 05/01/2018	43,800	42,499
5.875% due 01/14/2038	119,300	108,619
6.375% due 11/15/2067	1,005	953
6.750% due 03/15/2032	2,800	2,831
GMAC LLC
4.900% due 07/15/2008	50	50
6.750% due 12/01/2014	100	66
6.875% due 08/28/2012	100	69
8.000% due 11/01/2031	120	78
Goldman Sachs Group, Inc.
2.561% due 12/23/2009	21,000	20,677
2.881% due 12/23/2009	7,700	7,555
2.964% due 02/06/2012	300	285
5.700% due 09/01/2012	800	804
5.750% due 10/01/2016	5,000	4,864
5.950% due 01/18/2018	34,200	32,936
6.150% due 04/01/2018	30,000	29,199
6.250% due 09/01/2017	51,400	50,970
6.450% due 05/01/2036	9,700	8,686
6.750% due 10/01/2037	60,000	55,117
HBOS Capital Funding LP
6.071% due 06/30/2049	13,000	11,261
HBOS PLC
5.375% due 12/29/2049	3,600	3,180
5.920% due 09/29/2049	13,000	9,278
6.750% due 05/21/2018	15,000	14,385
HSBC Bank USA N.A.
4.625% due 04/01/2014	500	476
7.000% due 01/15/2039	34,000	33,411
HSBC Capital Funding LP
4.610% due 12/31/2049	17,150	15,163
HSBC Holdings PLC
6.500% due 05/02/2036	24,500	22,878
6.500% due 09/15/2037	17,600	16,113
6.800% due 06/01/2038	11,200	10,593
7.625% due 05/17/2032	730	757
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,368
JPMorgan Chase & Co.
2.926% due 12/21/2011	8,400	8,134
5.750% due 01/02/2013	5,000	5,039
6.000% due 01/15/2018	45,000	43,977
6.400% due 05/15/2038	25,000	23,292
7.900% due 04/29/2049	11,000	10,345
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	50,000	48,725
JPMorgan Chase Capital XIII
3.751% due 09/30/2034	3,000	2,344
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	2,100	1,947
JPMorgan Chase Capital XX
6.550% due 09/29/2036	2,100	1,825
Kaupthing Bank HF
5.750% due 10/04/2011	3,200	2,593
6.125% due 10/04/2016	2,000	1,463
Landsbanki Islands HF
3.338% due 08/25/2009	2,000	1,872
Lehman Brothers Holdings, Inc.
5.750% due 01/03/2017	5,000	4,425
6.875% due 05/02/2018	50,000	48,558
6.875% due 07/17/2037	4,700	4,062
7.500% due 05/11/2038	15,000	13,969
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,988
MBNA Capital B
3.673% due 02/01/2027	2,000	1,601
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	42,200	41,553
5.700% due 05/02/2017	5,400	4,769
6.050% due 08/15/2012	29,000	28,418
6.400% due 08/28/2017	33,000	30,671
6.875% due 04/25/2018	57,340	54,743
MetLife, Inc.
6.400% due 12/15/2036	20	18
Metropolitan Life Global Funding I
5.125% due 04/10/2013	9,000	8,875
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,532
Morgan Stanley
3.184% due 10/18/2016	7,000	6,083
3.193% due 10/15/2015	2,000	1,755
4.750% due 04/01/2014	5,000	4,566
5.450% due 01/09/2017	5,000	4,555
5.550% due 04/27/2017	930	834
5.750% due 08/31/2012	40,000	39,734
5.750% due 10/18/2016	10,000	9,270
5.950% due 12/28/2017	11,000	10,017
6.000% due 04/28/2015	90,000	86,293
6.625% due 04/01/2018	27,500	26,139
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	25,630	22,268
National Australia Bank Ltd.
5.350% due 06/12/2013	30,000	29,999
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	778
Pacific Life Global Funding
5.150% due 04/15/2013	9,000	8,913
Principal Life Income Funding Trusts
5.300% due 04/24/2013	10,000	10,015
Rabobank Capital Funding II
5.260% due 12/31/2049	8,500	7,800
Rabobank Capital Funding Trust
5.254% due 12/29/2049	19,000	16,358
RBS Capital Trust III
5.512% due 09/29/2049	26,000	22,641
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	5,949
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049	360	333
Rockies Express Pipeline LLC
5.100% due 08/20/2009	50,000	50,050
Royal Bank of Scotland Group PLC
2.916% due 04/11/2016	40,000	37,374
6.990% due 10/29/2049	14,850	13,399
9.118% due 03/31/2049	9,670	9,749
Santander Issuances S.A Unipersonal
5.805% due 06/20/2016	440	425
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,700	12,301
SLM Corp.
3.060% due 07/27/2009	9,140	8,571
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	5,000	4,253
State Street Capital Trust III
8.250% due 12/29/2049	3,000	3,060
State Street Capital Trust IV
3.776% due 06/15/2037	15,500	11,959
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,600	5,037
SunTrust Capital VIII
6.100% due 12/15/2036	180	144
Tiers Trust
8.125% due 09/15/2017	666	774
UBS AG
3.704% due 05/05/2010	500	498
5.750% due 04/25/2018	25,000	23,934
5.875% due 12/20/2017	11,440	11,164
UBS Preferred Funding Trust V
6.243% due 05/12/2049	12,000	10,539
UFJ Finance Aruba AEC
6.750% due 07/15/2013	26,512	27,894
USB Capital IX
6.189% due 04/15/2049	14,300	10,874
Wachovia Bank N.A.
2.841% due 03/23/2009	800	797
3.619% due 05/14/2010	20,000	19,907
Wachovia Capital Trust III
5.800% due 03/15/2042	22,810	15,519
Wachovia Corp.
2.732% due 12/01/2009	2,200	2,154
5.500% due 05/01/2013	59,000	56,551
5.750% due 02/01/2018	25,000	22,859
7.980% due 12/31/2049	15,000	13,816
Wells Fargo & Co.
2.861% due 03/23/2010	400	397
Wells Fargo Capital X
5.950% due 12/15/2036	21,660	19,756
Wells Fargo Capital XIII
7.700% due 12/29/2049	30,800	30,660
Williams Cos., Inc. Credit Linked Certificate Trust
6.123% due 05/01/2009	300	301
6.750% due 04/15/2009	1,100	1,111
Wilmington Trust Co.
10.500% due 07/01/2008 (h)	46	46
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,578

		2,946,506

Industrials 16.0%
America Movil SAB de C.V.
5.625% due 11/15/2017	50	48
Amgen, Inc.
6.375% due 06/01/2037	1,200	1,151
Anadarko Petroleum Corp.
5.950% due 09/15/2016	4,900	4,917
6.450% due 09/15/2036	10,200	10,114
Apache Corp.
5.625% due 01/15/2017	200	203
6.000% due 01/15/2037	1,000	986
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,380
6.500% due 07/15/2008	2,000	2,002
Avon Products, Inc.
5.125% due 01/15/2011	3,000	3,050
Barrick Gold Corp.
5.800% due 11/15/2034	2,700	2,329
Baxter International, Inc.
6.250% due 12/01/2037	10,000	10,073
Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,206
6.000% due 06/15/2011	2,500	2,456
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	500	472
6.500% due 02/15/2037	2,000	1,959
6.750% due 02/01/2039	4,000	4,030
Cardinal Health, Inc.
3.061% due 10/02/2009	2,600	2,554
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	220
9.455% due 11/15/2022	350	425
Comcast Cable Communications LLC
6.875% due 06/15/2009	2,000	2,054
Comcast Corp.
5.300% due 01/15/2014	7,000	6,798
5.700% due 05/15/2018	5,000	4,757
5.875% due 02/15/2018	25,000	24,120
5.900% due 03/15/2016	2,900	2,840
6.500% due 01/15/2017	1,340	1,351
6.950% due 08/15/2037	2,000	1,977
7.050% due 03/15/2033	5,000	5,105
ConocoPhillips
5.200% due 05/15/2018	18,700	18,493
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,085
7.056% due 09/15/2009	5,000	4,862
Covidien International Finance S.A.
6.550% due 10/15/2037	4,300	4,361
Cox Communications, Inc.
7.125% due 10/01/2012	5,100	5,330
7.750% due 11/01/2010	100	105
CSX Corp.
5.300% due 02/15/2014	400	384
CVS Caremark Corp.
2.982% due 06/01/2010	450	439
5.750% due 08/15/2011	2,000	2,051
CVS Pass-Through Trust
6.943% due 01/10/2030	12,899	12,431
Daimler Finance North America LLC
3.218% due 03/13/2009	400	399
5.750% due 09/08/2011	2,000	2,042
6.500% due 11/15/2013	340	353
8.000% due 06/15/2010	270	287
DCP Midstream LLC
5.375% due 10/15/2015	2,000	1,889
Delta Air Lines, Inc.
6.619% due 03/18/2011	1,050	1,014
Devon Energy Corp.
7.950% due 04/15/2032	700	834
Devon Financing Corp. ULC
6.875% due 09/30/2011	400	425
7.875% due 09/30/2031	700	830
Dow Chemical Co.
6.000% due 10/01/2012	1,080	1,121
E.I. Du Pont De Nemours & Co.
5.000% due 01/15/2013	1,600	1,616
El Paso Corp.
6.750% due 05/15/2009	1,106	1,116
7.750% due 06/15/2010	13,533	13,964
7.750% due 01/15/2032	19,185	19,350
7.800% due 08/01/2031	41,285	41,859
8.050% due 10/15/2030	9,200	9,470
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,327
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,447
EnCana Corp.
5.900% due 12/01/2017	13,400	13,506
6.500% due 02/01/2038	9,400	9,349
Energy Transfer Partners LP
5.650% due 08/01/2012	8,100	8,177
6.125% due 02/15/2017	800	777
6.625% due 10/15/2036	1,900	1,776
6.700% due 07/01/2018	500	505
7.500% due 07/01/2038	8,800	9,095
Enterprise Products Operating LLC
6.500% due 01/31/2019	5,000	5,044
Enterprise Products Operating LP
5.000% due 03/01/2015	900	850
EOG Resources, Inc.
5.875% due 09/15/2017	20,000	20,190
Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,422
Gaz Capital S.A.
6.212% due 11/22/2016	130	122
6.510% due 03/07/2022	150	135
8.146% due 04/11/2018	14,000	14,542
General Electric Co.
5.250% due 12/06/2017	10,000	9,645
General Mills, Inc.
5.700% due 02/15/2017	4,500	4,474
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	23,000	22,937
Hess Corp.
7.300% due 08/15/2031	1,900	2,131
HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,091
Hospira, Inc.
6.050% due 03/30/2017	1,300	1,258
Humana, Inc.
6.450% due 06/01/2016	5,000	4,864
International Business Machines Corp.
5.700% due 09/14/2017	23,400	23,825
Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	2,024
5.500% due 01/15/2016	2,000	1,924
Kellogg Co.
5.125% due 12/03/2012	1,500	1,522
Kern River Funding Corp.
4.893% due 04/30/2018	12,627	12,205
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	5,000	4,887
6.000% due 02/01/2017	2,090	2,071
6.500% due 02/01/2037	300	285
7.125% due 03/15/2012	5,000	5,225
7.300% due 08/15/2033	5,500	5,650
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,020
6.500% due 08/11/2017	6,600	6,629
Kroger Co.
5.500% due 02/01/2013	3,000	3,014
Lockheed Martin Corp.
4.121% due 03/14/2013	1,000	972
Loews Corp.
5.250% due 03/15/2016	2,000	1,940
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (h)	68	68
Mazda Motor Corp.
10.500% due 07/01/2008 (h)	12	12
New Albertson’s, Inc.
8.000% due 05/01/2031	5,000	5,148
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,507
News America, Inc.
6.650% due 11/15/2037	10	10
Norfolk Southern Corp.
5.640% due 05/17/2029	77	70
5.750% due 04/01/2018	2,000	1,975
7.800% due 05/15/2027	3	3
Occidental Petroleum Corp.
6.750% due 01/15/2012	500	538
Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,724
ONEOK Partners LP
6.850% due 10/15/2037	8,000	7,859
Oracle Corp.
5.750% due 04/15/2018	12,000	12,030
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,801
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	225	225
Pemex Project Funding Master Trust
3.281% due 12/03/2012	171	168
4.076% due 06/15/2010	21	21
5.750% due 03/01/2018	120	119
7.875% due 02/01/2009	26,375	27,215
9.375% due 12/02/2008	5,968	6,117
Philip Morris International, Inc.
6.375% due 05/16/2038	22,400	21,930
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	986
6.650% due 01/15/2037	1,700	1,592
Quest Diagnostics, Inc.
7.500% due 07/12/2011	200	212
RadioShack Corp.
7.375% due 05/15/2011	1,900	1,928
Reynolds American, Inc.
6.750% due 06/15/2017	10,400	10,408
Rohm & Haas Co.
6.000% due 09/15/2017	25,000	24,420
Rowan Cos., Inc.
5.880% due 03/15/2012	1,164	1,223
Safeway, Inc.
6.500% due 03/01/2011	300	311
Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,521
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,729	2,809
7.156% due 12/15/2011	816	845
Target Corp.
7.000% due 01/15/2038	10,000	10,298
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	800	770
Time Warner Cable, Inc.
5.850% due 05/01/2017	22,800	21,713
6.550% due 05/01/2037	10,100	9,350
Transocean, Inc.
5.250% due 03/15/2013	560	567
6.000% due 03/15/2018	5,000	5,022
Union Pacific Corp.
6.150% due 05/01/2037	1,700	1,635
United Airlines, Inc.
6.071% due 03/01/2013	900	888
6.602% due 09/01/2013	1,174	1,162
8.390% due 01/21/2011 (a)	2,231	6
10.020% due 03/22/2014 (a)	801	372
10.125% due 03/22/2015 (a)	1,907	941
10.850% due 02/19/2015 (a)	865	414
United Technologies Corp.
6.125% due 07/15/2038	11,800	11,910
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	136
Univision Communications, Inc.
7.850% due 07/15/2011	5,067	4,763
Vale Overseas Ltd.
6.250% due 01/23/2017	310	302
Viacom, Inc.
3.126% due 06/16/2009	3,000	2,969
5.750% due 04/30/2011	3,000	3,010
Vivendi
6.625% due 04/04/2018	11,600	11,546
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	800	797
5.800% due 02/15/2018	10,000	10,388
6.200% due 04/15/2038	1,700	1,678
Walt Disney Co.
2.796% due 09/10/2009	1,500	1,499
Waste Management, Inc.
7.375% due 08/01/2010	90	94
WEA Finance LLC
5.700% due 10/01/2016	2,000	1,872
Wyeth
5.500% due 03/15/2013	2,500	2,555
5.950% due 04/01/2037	1,300	1,261
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,900
5.500% due 06/15/2018	6,000	5,749
5.650% due 04/01/2016	800	795
6.100% due 04/01/2036	5,000	4,784
6.250% due 04/15/2013	640	660
6.750% due 08/01/2037	1,500	1,528
7.500% due 04/15/2012	830	892
Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,503
6.875% due 11/15/2037	5,700	5,282

		753,350

Utilities 10.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	290
Alabama Power Co.
5.500% due 10/15/2017	300	303
Appalachian Power Co.
5.650% due 08/15/2012	10,100	10,118
6.375% due 04/01/2036	500	462
AT&T Corp.
7.300% due 11/15/2011	6,947	7,407
8.000% due 11/15/2031	43,200	49,830
AT&T Mobility LLC
6.500% due 12/15/2011	450	468
AT&T, Inc.
5.500% due 02/01/2018	23,000	22,351
5.600% due 05/15/2018	4,300	4,208
6.500% due 09/01/2037	50,000	48,651
Beaver Valley II Funding
9.000% due 06/01/2017	1,349	1,455
Bruce Mansfield Unit
6.850% due 06/01/2034	1,700	1,721
BVPS II Funding Corp.
8.890% due 06/01/2017	1,497	1,595
Carolina Power & Light Co.
6.300% due 04/01/2038	3,600	3,658
CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,196
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,416
6.750% due 04/01/2038	10,000	10,406
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,884
5.000% due 03/15/2015	300	289
5.150% due 02/15/2017	2,500	2,401
5.375% due 04/15/2013	600	601
5.500% due 08/15/2016	2,250	2,223
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	500	489
8.500% due 06/15/2010	3,200	3,387
8.750% due 06/15/2030	11,700	13,483
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,841
5.600% due 11/15/2016	1,800	1,743
5.700% due 09/17/2012	650	661
6.000% due 11/30/2017	500	495
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	2,959
Embarq Corp.
7.082% due 06/01/2016	780	743
Enel Finance International S.A.
6.250% due 09/15/2017	32,000	32,468
6.800% due 09/15/2037	14,550	14,750
Energy East Corp.
6.750% due 07/15/2036	1,300	1,246
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,775
Entergy Gulf States, Inc.
5.250% due 08/01/2015	600	568
Entergy Louisiana LLC
4.670% due 06/01/2010	400	399
Exelon Corp.
6.750% due 05/01/2011	3,050	3,136
FirstEnergy Corp.
7.375% due 11/15/2031	50	55
Florida Power Corp.
3.078% due 11/14/2008	2,300	2,294
5.650% due 06/15/2018	16,800	17,005
6.400% due 06/15/2038	1,000	1,021
FPL Group Capital, Inc.
5.350% due 06/15/2013	5,200	5,279
France Telecom S.A.
7.750% due 03/01/2011	810	859
8.500% due 03/01/2031	600	730
GG1C Funding Corp.
5.129% due 01/15/2014	2,120	2,063
Kentucky Power Co.
6.000% due 09/15/2017	18,600	18,163
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	247
6.500% due 09/15/2037	100	102
7.520% due 09/15/2008	350	353
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	500	548
NGPL Pipe Co. LLC
7.119% due 12/15/2017	2,500	2,562
7.768% due 12/15/2037	4,200	4,420
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	71
Ohio Edison Co.
6.875% due 07/15/2036	3,000	2,939
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,060
PNPP II Funding Corp.
9.120% due 05/30/2016	1,327	1,493
PPL Capital Funding, Inc.
4.330% due 03/01/2009	3,300	3,299
Progress Energy, Inc.
7.100% due 03/01/2011	188	198
7.750% due 03/01/2031	15,550	17,855
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,497
8.625% due 04/15/2031	12,000	14,531
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,300	2,182
Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	4,749
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,309
Qwest Corp.
6.875% due 09/15/2033	9,880	8,200
8.875% due 03/15/2012	6,000	6,150
SCANA Corp.
6.250% due 02/01/2012	10,000	10,305
Sierra Pacific Power Co.
6.750% due 07/01/2037	2,300	2,264
Sprint Capital Corp.
6.375% due 05/01/2009	2,000	2,000
8.375% due 03/15/2012	630	624
Telecom Italia Capital S.A.
5.250% due 10/01/2015	10,350	9,494
7.200% due 07/18/2036	200	194
Telefonica Emisones SAU
3.114% due 02/04/2013	1,770	1,682
5.984% due 06/20/2011	3,300	3,352
United Telecom, Inc.
6.890% due 07/01/2008 (h)	1,000	984
Verizon Communications, Inc.
6.900% due 04/15/2038	1,550	1,540
Verizon Global Funding Corp.
7.250% due 12/01/2010	710	754
Virginia Electric and Power Co.
5.400% due 04/30/2018	35,500	34,370
5.950% due 09/15/2017	20,000	20,154

		489,031

Total Corporate Bonds & Notes (Cost $4,316,474)		4,188,887

CONVERTIBLE BONDS & NOTES 0.1%
ERP Operating LP
3.850% due 08/15/2026	3,800	3,614

Total Convertible Bonds & Notes (Cost $3,838)		3,614

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
5.500% due 01/01/2037 - 04/01/2038	173,860	171,618
Freddie Mac
5.500% due 12/01/2036	43,539	42,967
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	74	82

Total U.S. Government Agencies (Cost $219,734)		214,667

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.545% due 01/15/2046	8,600	8,218
Denver Arena Trust
6.940% due 11/15/2019	1,779	1,700

Total Mortgage-Backed Securities (Cost $10,343)		9,918

ASSET-BACKED SECURITIES 0.0%
MASTR Asset-Backed Securities Trust
2.562% due 05/25/2037	309	298

Total Asset-Backed Securities (Cost $309)		298

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
2.772% due 06/01/2009	700	694

Total Sovereign Issues (Cost $700)		694

	Shares
COMMON STOCKS 0.1%
Devon Energy Corp.	33,898	4,073

Total Common Stocks (Cost $862)		4,073

CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011	86,000	5,099

Total Convertible Preferred Stocks (Cost $6,450)		5,099

PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	3,690
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	174

Total Preferred Stocks (Cost $5,231)		3,864

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.0%
Commercial Paper 4.3%
UBS Finance Delaware LLC
2.625% due 09/02/2008	$87,500	87,080
Westpac Banking Corp.
2.710% due 08/06/2008	118,200	117,880

		204,960

Repurchase Agreements 0.3%
Deutsche Bank AG
1.500% due 07/01/2008	8,000	8,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $8,152. Repurchase proceeds are $8,000.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008	5,408	5,408
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.400% due 05/13/2009 valued at $5,518. Repurchase proceeds are $5,408.)

		13,408

U.S. Treasury Bills 0.4%
1.844% due 08/28/2008 - 09/25/2008 (b)(c)	18,250	18,161

Total Short-Term Instruments (Cost $236,571)		236,529

Purchased Options (f) 0.5% (Cost $15,091)		21,749
Total Investments 99.4% (Cost $4,815,603)		$4,689,392
Written Options (g) (0.4%) (Premiums $13,670)		(19,805)
Other Assets and Liabilities (Net) 1.0%		49,752

Net Assets 100.0%		$4,719,339

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $16,669 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Cash of $6,235 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note September Futures	Short	09/2008	249	$(63)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	1,239	1,384
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2,754	(230)

				$1,091

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	MSC	$10,000	$168
American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%	09/20/2011	MSC	2,000	(1)
American Express Co. 4.875% due 07/15/2013	Sell	2.050%	03/20/2013	RBS	4,800	89
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	JPM	2,000	(70)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	MSC	4,700	(44)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.920%	03/20/2013	DUB	25,000	(88)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%	03/20/2013	JPM	10,000	16
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%	03/20/2013	LEH	9,000	62
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.150%	06/20/2013	BCLY	7,100	(278)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.200%	06/20/2013	RBS	1,700	(63)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.430%	06/20/2013	DUB	25,000	(675)
Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	JPM	6,300	(14)
AT&T, Inc. 5.875% due 08/15/2012	Sell	0.980%	06/20/2013	BCLY	4,600	38
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	RBS	2,500	30
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	GSC	1,900	33
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%)	09/20/2012	RBS	5,400	91
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	12/20/2012	RBS	8,400	177
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.860%)	06/20/2013	GSC	3,000	5
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.850%)	06/20/2013	RBS	4,000	8
AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%)	09/20/2008	CITI	2,100	0
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	CSFB	3,000	11
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	MLP	5,000	305
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	CITI	4,900	(103)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.670%	09/20/2012	JPM	700	(9)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.100%	09/20/2012	CSFB	10,000	43
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	2.270%	03/20/2013	BOA	5,000	285
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%)	09/20/2012	UBS	6,000	151
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	09/20/2012	BEAR	1,800	49
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%)	12/20/2012	MSC	3,400	107
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	12/20/2012	MSC	7,600	247
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%)	09/20/2012	MLP	4,800	53
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%)	09/20/2012	CSFB	4,000	46
Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	MLP	5,000	(7)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	MLP	5,000	(33)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	UBS	5,000	(35)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	1.130%	06/20/2013	BCLY	4,700	30
CBS Corp. 4.625% due 05/15/2018	Buy	(0.600%)	09/20/2012	CSFB	8,400	226
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	JPM	1,600	189
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	BEAR	2,100	22
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%	09/20/2012	BCLY	20,000	(738)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%	09/20/2012	BEAR	20,000	(738)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	1.500%	06/20/2013	MSC	1,500	14
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%)	09/20/2012	CITI	3,000	33
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	09/20/2012	UBS	5,700	67
Clorox Co. 6.125% due 02/01/2011	Buy	(0.420%)	12/20/2012	UBS	2,800	28
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	CITI	2,000	77
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%)	09/20/2011	BCLY	2,000	36
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	CITI	4,300	40
Comcast Corp. 5.300% due 01/15/2014	Sell	1.600%	06/20/2013	BCLY	4,600	98
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	BCLY	2,000	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	GSC	3,000	32
ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	GSC	5,000	(12)
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	BEAR	4,000	313
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011	CSFB	2,000	17
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	BCLY	2,000	13
Darden Restaurants, Inc. 6.000% due 08/15/2035	Buy	(1.630%)	06/20/2013	GSC	3,200	(10)
Darden Restaurants, Inc. 6.000% due 08/15/2035	Buy	(1.620%)	06/20/2013	UBS	8,200	(22)
Darden Restaurants, Inc. 6.000% due 08/15/2035	Buy	(1.530%)	06/20/2013	DUB	4,400	6
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	MSC	1,800	63
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	DUB	700	8
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	BEAR	3,300	40
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	CITI	3,900	7
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	BOA	3,000	46
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%)	09/20/2012	CSFB	2,700	52
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%)	09/20/2012	LEH	6,300	123
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	UBS	5,800	551
DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%)	09/20/2016	MSC	2,000	49
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	BEAR	7,000	10
EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	CSFB	2,000	(8)
EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	JPM	5,000	(28)
EnCana Corp. 4.750% due 10/15/2013	Sell	1.030%	06/20/2013	BCLY	4,700	45
Enterprise Products Operating LP 6.375% due 02/01/2013	Sell	1.300%	06/20/2013	MSC	4,700	53
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	RBS	3,800	79
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	MLP	3,200	47
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	UBS	1,600	(223)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%)	09/20/2012	BOA	9,100	711
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	MSC	10,000	(348)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	WAC	10,000	(348)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%	12/20/2012	BCLY	4,200	(149)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.070%	12/20/2012	DUB	5,430	(107)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%	03/20/2013	CITI	12,000	(90)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.450%	03/20/2013	BCLY	4,500	(10)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.500%	03/20/2013	BNP	25,000	14
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.280%	06/20/2013	BCLY	25,000	(301)
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012	DUB	4,200	(37)
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	DUB	1,500	(11)
GMAC LLC 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	MLP	25,000	(483)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	UBS	10,000	(144)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	1.600%	03/20/2013	RBS	4,600	67
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%)	03/20/2012	RBS	3,100	(3)
Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	JPM	7,000	(2)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	BEAR	2,000	62
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	CSFB	1,800	(3)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	GSC	5,000	554
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	BEAR	5,200	316
International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012	BEAR	1,000	62
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	BEAR	2,000	34
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	BEAR	2,000	76
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.050%	03/20/2013	RBS	4,500	18
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	DUB	3,200	683
Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	DUB	2,000	585
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	1.200%	06/20/2013	BCLY	4,700	62
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	GSC	1,900	67
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%)	09/20/2012	CITI	3,000	100
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%)	09/20/2012	BOA	3,900	135
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	BEAR	2,000	46
Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	MSC	3,000	9
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	RBS	2,000	159
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	BNP	2,800	(212)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.755%	09/20/2012	UBS	20,000	(1,464)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.930%	03/20/2013	BNP	25,000	(711)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.960%	03/20/2013	CSFB	25,000	(680)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	2.300%	06/20/2013	MSC	1,800	(26)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	LEH	4,400	729
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.090%)	06/20/2012	LEH	1,100	183
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	BEAR	2,000	21
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%)	12/20/2012	BOA	11,500	38
Macy’s Retail Holdings, Inc. 6.625% due 04/01/2011	Buy	(0.530%)	06/20/2012	GSC	1,900	110
Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%)	09/20/2010	MSC	10,000	(25)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	BCLY	1,300	86
Masco Corp. 5.875% due 07/15/2012	Buy	(0.589%)	06/20/2012	LEH	700	47
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	DUB	1,300	90
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	BNP	2,200	191
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	BCLY	2,400	26
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	BEAR	4,300	232
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	RBS	4,100	221
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	MSC	400	22
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.528%)	06/20/2012	JPM	1,200	67
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%)	06/20/2012	LEH	1,000	56
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.850%)	12/20/2012	JPM	3,300	205
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(1.910%)	03/20/2013	CSFB	25,000	463
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(1.880%)	03/20/2013	BNP	25,000	494
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%	03/20/2013	DUB	7,000	334
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	GSC	4,400	(201)
Morgan Stanley 6.600% due 04/01/2012	Sell	2.000%	03/20/2013	RBS	4,700	1
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	LEH	3,000	292
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS	4,000	394
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	RBS	2,000	190
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	7,900	54
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.470%)	06/20/2012	LEH	500	3
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	CITI	1,400	9
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%)	09/20/2012	RBS	3,600	66
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	6,300	119
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	RBS	3,500	67
Noble Corp. 5.875% due 06/01/2013	Buy	(0.522%)	06/20/2012	MSC	4,300	9
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	DUB	1,400	4
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.179%)	06/20/2012	LEH	1,300	38
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%)	09/20/2012	LEH	5,800	159
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.240%)	09/20/2012	CITI	2,100	61
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%)	12/20/2012	UBS	9,800	316
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%)	12/20/2012	MLP	7,000	111
Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	JPM	7,000	(10)
Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	WAC	10,000	(4)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	MSC	3,800	65
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	7,500	(1)
Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.250%)	06/20/2012	MSC	500	35
Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.030%)	06/20/2012	MSC	1,700	134
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%)	06/20/2011	BOA	2,100	31
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	CITI	2,000	1
SCANA Corp. 6.250% due 02/01/2012	Buy	(0.380%)	03/20/2012	BOA	10,000	16
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	BCLY	1,600	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	BOA	5,800	144
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	MSC	3,400	85
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%)	12/20/2012	MSC	3,400	85
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%)	12/20/2012	MSC	5,200	135
SLM Corp. 5.125% due 08/27/2012	Sell	2.870%	12/20/2012	BNP	5,000	(277)
SLM Corp. 5.125% due 08/27/2012	Sell	2.900%	12/20/2012	DUB	2,000	(109)
SLM Corp. 5.125% due 08/27/2012	Sell	2.950%	03/20/2013	BOA	4,300	(216)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%)	09/20/2012	RBS	6,300	303
Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%	06/20/2011	BOA	24,000	(1,605)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	6.000%	03/20/2009	LEH	2,500	112
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	9,000	610
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	CSFB	2,500	70
Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%)	03/20/2009	JPM	2,600	44
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	Sell	1.830%	06/20/2013	MSC	1,700	39
Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	06/20/2009	UBS	11,000	(43)
Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	HSBC	5,000	(52)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.270%)	12/20/2012	RBS	5,600	45
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%)	12/20/2012	RBS	12,900	114
Transocean, Inc. 7.375% due 04/15/2018	Sell	0.910%	06/20/2013	MSC	4,700	(3)
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	BNP	1,900	18
Verizon Communications, Inc. 4.900% due 09/15/2015	Sell	0.930%	06/20/2013	MSC	1,700	13
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	GSC	1,800	24
VF Corp. 8.500% due 10/01/2010	Buy	(0.470%)	12/20/2012	MSC	4,500	30
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%)	12/20/2012	GSC	5,200	39
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS	3,000	(65)
Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%	06/20/2011	MSC	8,000	(76)
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	MSC	1,300	8
Wells Fargo & Co. 5.000% due 11/15/2014	Sell	0.210%	09/20/2012	BEAR	20,000	(855)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.950%	03/20/2013	RBS	4,500	(20)
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	JPM	3,000	149
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	BEAR	5,300	265
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	BEAR	500	26
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.450%)	06/20/2012	LEH	900	47
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	GSC	1,700	124
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	GSC	900	14
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.500%)	06/20/2012	MSC	2,900	60
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%)	09/20/2012	BOA	2,600	78
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%)	12/20/2012	RBS	15,300	465
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	MSC	1,700	50
Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	MSC	2,500	18
XTO Energy, Inc. 4.900% due 02/01/2014	Sell	0.870%	06/20/2013	MSC	4,700	(15)
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	MLP	5,000	(21)

						$5,238

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HV8 Index	Sell	0.750%	06/20/2012	BOA	$10,000	$(439)
Dow Jones CDX N.A. HY8 Index	Sell	1.070%	06/20/2012	MLP	49,682	(475)
Dow Jones CDX N.A. HY8 Index	Sell	1.100%	06/20/2012	MLP	49,683	(418)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	CITI	7,341	(88)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	LEH	4,960	(60)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	BOA	9,000	527
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	GSC	3,000	178
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	MSC	22,100	1,225
Dow Jones CDX N.A. IG9 Index	Sell	0.670%	12/20/2012	DUB	30,000	240
Dow Jones CDX N.A. IG9 Index	Sell	0.680%	12/20/2012	DUB	30,000	264
Dow Jones CDX N.A. IG9 Index	Sell	0.680%	12/20/2012	GSC	86,000	736
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	19,500	180
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	88,200	838
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	43,300	419
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	21,300	208
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	MSC	100,000	952
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	8,700	86
Dow Jones CDX N.A. IG9 Index	Sell	0.740%	12/20/2012	GSC	25,000	250
Dow Jones CDX N.A. IG9 Index	Sell	0.750%	12/20/2012	GSC	5,000	52
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	30,000	369
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	GSC	15,000	147
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM	5,000	49
Dow Jones CDX N.A. IG9 Index	Sell	1.130%	12/20/2012	MSC	20,000	214
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	10,000	116
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MSC	177,700	1,262
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	177,700	(1,189)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	GSC	125,000	280
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	RBS	65,800	18

						$5,941

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	$63,500	$(426)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	16,000	(121)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	6,400	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	305,200	(413)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	382,900	(2,484)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	14,100	264
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	68,200	187
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	41,500	(729)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB	10,900	(221)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	105,600	(967)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC	7,400	(142)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS	24,900	(380)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	47,900	(1,734)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	1,700	(30)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	10,300	(346)

						$(7,590)

(f) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$4,200	$48	$20
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	219,150	2,181	3,835
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	2,427
Call-OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	117,500	1,178	1,191
Call-OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,196	2,084
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,100	115	35
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,000	97	26
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	176,600	1,830	865
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	7,111
Call-OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	4,155

							$15,091	$21,749

(g) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call-OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$1,400	$45	$30
Call-OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	73,000	1,961	3,388
Call-OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	2,056
Call-OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	33,100	935	1,063
Call-OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	1,806
Call-OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,400	110	58
Call-OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,000	90	40
Call-OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	76,800	1,842	1,248
Call-OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,704	6,275
Call-OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	3,841

							$13,670	$19,805

(h) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$68	$68	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	12	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,000	984	0.02%
Wilmington Trust Co.	10.500%	07/01/2008	03/28/2003	46	46	0.00%

				$1,126	$1,110	0.02%

(i) Short sales outstanding on June 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.500%	07/01/2038	$115,000	$113,996	$113,365
Freddie Mac	5.500%	07/01/2038	47,000	46,422	46,302
U.S. Treasury Bonds	4.500%	02/15/2036	2,000	1,928	2,023
U.S. Treasury Bonds	4.750%	02/15/2037	29,960	30,041	31,657
U.S. Treasury Bonds	5.000%	05/15/2037	4,850	4,999	5,269
U.S. Treasury Notes	3.250%	12/31/2009	37,400	37,649	37,947
U.S. Treasury Notes	4.750%	08/15/2017	54,900	57,296	59,372

				$292,331	$295,935

(3)	Market value includes $1,926 of interest payable on short sales.

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$9,172	$4,679,105	$1,115	$4,689,392
Other Financial Instruments++	1,091	(313,926)	3,701	(309,134)

Total	$10,263	$4,365,179	$4,816	$4,380,258

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$1,131	$0	$8	$(8)	$0	$1,115
Other Financial Instruments++	2,884	0	0	817	0	3,701

Total	$4,015	$0	$8	$809	$0	$4,816

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.4%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,932	$1,799
Morgan Stanley
4.778% due 05/14/2010	50,000	49,833

Total Corporate Bonds & Notes (Cost $51,932)		51,632

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,470

Total Municipal Bonds & Notes (Cost $1,050)		1,470

U.S. GOVERNMENT AGENCIES 161.8%
Fannie Mae
0.000% due 08/25/2022 (c)	16	13
2.542% due 07/25/2037	749	740
2.592% due 09/26/2033	36	34
2.622% due 04/25/2035	3,582	3,492
2.632% due 10/25/2035	13,440	12,890
2.682% due 10/27/2037	73,400	70,220
2.702% due 07/25/2032	497	497
2.732% due 06/25/2044	100	100
2.742% due 06/25/2032	9	8
2.762% due 10/25/2033	3	3
2.782% due 12/25/2028	67	66
2.842% due 02/25/2033	104	100
2.881% due 04/18/2028	88	88
2.882% due 06/25/2029 - 06/25/2032	1,844	1,844
2.931% due 10/18/2030	115	115
2.982% due 06/25/2030 - 07/25/2034	7,338	7,220
3.000% due 09/18/2027	317	318
3.050% due 06/25/2018	6	6
3.132% due 09/25/2023	142	142
3.150% due 06/25/2022	1	1
3.382% due 04/25/2032	125	126
3.400% due 04/25/2021	3	3
3.600% due 05/25/2023	93	94
3.875% due 06/01/2017	6	6
4.000% due 02/25/2009	13	13
4.125% due 04/01/2033	308	308
4.500% due 11/01/2019 - 01/01/2038	475,110	461,468
4.500% due 10/01/2020 (g)	113,307	110,276
4.530% due 10/01/2016 - 10/01/2031	265	265
4.538% due 02/01/2017	270	271
4.549% due 02/01/2035	2,938	2,951
4.566% due 03/01/2035	1,157	1,165
4.619% due 07/01/2035	1,303	1,313
4.716% due 09/01/2035 (g)	9,297	9,343
4.724% due 10/01/2035	842	847
4.794% due 05/01/2036	4,551	4,561
4.810% due 03/01/2017 - 11/01/2028	912	914
4.811% due 12/01/2017	188	188
4.814% due 08/01/2026	40	40
4.822% due 08/01/2029	95	95
4.833% due 09/01/2017	229	228
4.839% due 06/01/2029	24	24
4.844% due 02/01/2034	970	981
4.850% due 05/01/2036	93	94
4.865% due 02/01/2021	81	81
4.886% due 05/01/2036	42	42
4.897% due 01/01/2029	55	56
4.926% due 05/01/2036	31	31
4.994% due 08/01/2042 - 10/01/2044	9,868	9,878
4.996% due 01/01/2024	11	11
5.000% due 06/01/2013 - 07/01/2038	1,453,622	1,428,756
5.000% due 02/01/2020 - 02/01/2038 (g)	2,547,299	2,456,058
5.006% due 07/01/2024	15	15
5.015% due 05/01/2029	19	19
5.127% due 02/01/2032	2,556	2,554
5.194% due 09/01/2040 - 12/01/2040	493	492
5.210% due 05/01/2028	15	15
5.220% due 05/01/2019	20	20
5.250% due 05/01/2019	14	14
5.254% due 04/01/2030	95	96
5.259% due 04/01/2030	20	20
5.277% due 12/01/2030	345	342
5.352% due 03/01/2024	41	42
5.428% due 05/01/2019	248	248
5.461% due 04/01/2019	77	77
5.500% due 01/01/2009 - 07/01/2038	3,522,842	3,499,193
5.500% due 07/01/2034 - 09/01/2036 (g)	1,051,519	1,040,266
5.500% due 10/01/2035 (f)	158,426	156,665
5.502% due 03/01/2018	12	12
5.509% due 02/01/2030	696	704
5.514% due 09/01/2020	23	23
5.529% due 09/01/2034	217	216
5.572% due 04/01/2032	17	17
5.625% due 07/01/2017	4	4
5.662% due 11/01/2008	40	40
5.730% due 10/01/2016	76	77
5.743% due 11/01/2025	197	200
5.750% due 07/01/2029	5	5
5.788% due 11/01/2035	3,063	3,130
5.800% due 11/01/2011	1,828	1,877
5.818% due 02/01/2015 - 11/01/2024	63	64
5.924% due 10/01/2028	96	97
5.950% due 02/25/2044	65	66
5.982% due 02/01/2031	323	329
6.000% due 03/25/2017 - 07/01/2038	2,713,449	2,739,911
6.000% due 02/01/2034 - 05/01/2038 (g)	896,561	905,861
6.027% due 11/01/2017	11	11
6.112% due 04/01/2022	71	72
6.125% due 06/01/2017	53	53
6.154% due 02/01/2026	63	63
6.172% due 11/01/2025	114	117
6.173% due 02/01/2026	13	13
6.211% due 05/01/2027	189	191
6.217% due 02/01/2035	538	544
6.230% due 04/01/2030	9	9
6.231% due 10/01/2036	6,004	6,153
6.250% due 12/25/2013	1,020	1,041
6.259% due 08/01/2029	13	13
6.262% due 02/01/2009	2,687	2,689
6.290% due 02/25/2029	1,500	1,551
6.300% due 06/25/2031 - 10/17/2038	5,225	5,278
6.305% due 04/01/2020	111	113
6.339% due 12/01/2031	24	24
6.350% due 06/25/2020	2,081	2,118
6.390% due 05/25/2036	1,243	1,267
6.410% due 08/01/2016	949	995
6.450% due 09/01/2016 - 12/01/2026	3,482	3,656
6.455% due 09/01/2023	75	77
6.500% due 02/25/2009 - 06/17/2038	445,715	459,843
6.500% due 06/01/2035 - 12/01/2037 (g)	775,592	799,579
6.518% due 11/01/2031	42	43
6.532% due 09/01/2031	53	54
6.573% due 03/01/2025	29	29
6.589% due 10/25/2031	51	49
6.602% due 02/01/2027	99	101
6.610% due 12/01/2029	5	5
6.643% due 06/01/2023	56	56
6.703% due 08/01/2028	1,392	1,509
6.728% due 05/01/2026	37	37
6.750% due 12/01/2023	80	81
6.825% due 08/01/2009 - 11/01/2026	4,459	4,533
6.850% due 12/18/2027	1,813	1,911
6.875% due 02/01/2018	141	141
6.907% due 11/01/2031	67	68
6.970% due 02/01/2024	129	131
6.978% due 01/01/2030	157	160
6.981% due 01/01/2030	365	390
7.000% due 07/25/2008 (a)	1	0
7.000% due 01/01/2010 - 06/01/2037	4,375	4,628
7.027% due 07/01/2032	79	80
7.045% due 06/01/2019	7	7
7.125% due 06/01/2026	10	10
7.145% due 09/01/2028 - 06/01/2029	33	34
7.224% due 03/01/2030	431	439
7.250% due 02/01/2009 - 01/01/2010	1,083	1,112
7.277% due 09/01/2030	26	26
7.324% due 07/01/2024	4	4
7.491% due 08/01/2014	7	7
7.500% due 05/01/2009 - 07/25/2041	5,364	5,772
7.730% due 01/01/2025	979	1,064
7.800% due 10/25/2022 - 06/25/2026	264	277
8.000% due 06/01/2015 - 08/01/2030	78	83
8.025% due 05/01/2030	37	37
8.200% due 04/25/2025	529	550
8.500% due 10/01/2009 - 11/01/2017	203	218
8.750% due 11/25/2019 - 06/25/2021	227	250
8.834% due 06/25/2032	339	360
9.000% due 05/01/2009 - 11/01/2025	215	235
9.000% due 05/25/2022 - 06/25/2022 (a)	65	14
9.250% due 10/01/2009	11	11
9.500% due 11/25/2020 - 04/01/2025	529	596
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (a)	0	4
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.780% due 01/25/2013	2,081	2,059
8.400% due 04/25/2030	1,163	1,082
Federal Home Loan Bank
7.400% due 02/01/2021	291	291
Federal Housing Administration
6.875% due 12/01/2016	286	279
6.896% due 07/01/2020	362	354
7.430% due 07/01/2018 - 07/01/2024	6,063	6,077
Freddie Mac
0.000% due 01/15/2009 (c)	5	5
2.671% due 03/15/2031	506	502
2.722% due 07/25/2031	94	90
2.732% due 05/25/2031	374	301
2.762% due 09/25/2031	121	119
2.821% due 12/15/2029 - 12/15/2030	1,590	1,572
2.921% due 11/15/2030 - 12/15/2031	175	174
2.950% due 03/15/2024 - 09/15/2026	642	640
2.971% due 02/15/2028 - 03/15/2032	222	221
3.000% due 05/15/2023	2	2
3.021% due 03/15/2032	8	8
3.421% due 04/15/2031	8,792	8,847
3.500% due 12/15/2022 - 07/15/2032	206	197
3.671% due 07/15/2027	2,544	2,590
4.500% due 04/15/2013 - 09/15/2020	793	793
4.750% due 02/01/2017	4	4
5.000% due 06/15/2016 - 07/01/2038	1,036,220	995,660
5.000% due 04/01/2020 - 10/01/2036 (g)	135,809	133,904
5.082% due 08/15/2032	1,593	1,594
5.194% due 07/25/2044	27,821	26,055
5.200% due 09/01/2027	35	35
5.220% due 05/01/2017 - 09/01/2018	292	293
5.250% due 01/01/2017	11	11
5.402% due 07/01/2030	360	363
5.500% due 11/01/2028 - 07/01/2038	1,686,017	1,662,551
5.500% due 06/01/2035 (g)	73,072	72,272
5.572% due 08/01/2018	87	87
5.711% due 03/01/2032	142	144
5.995% due 07/01/2019	128	129
6.000% due 03/01/2017 - 08/01/2038	922,725	932,109
6.030% due 03/01/2033	110	111
6.125% due 04/01/2019	22	23
6.151% due 08/01/2027	19	20
6.206% due 02/01/2031	26	27
6.250% due 07/01/2019 - 12/15/2028	1,831	1,903
6.315% due 12/01/2032	159	160
6.322% due 10/01/2023	1,116	1,124
6.329% due 03/01/2027	32	32
6.342% due 01/01/2028	111	111
6.406% due 10/01/2024	115	117
6.450% due 11/01/2027	19	20
6.451% due 04/01/2031	9	9
6.475% due 09/01/2028	49	49
6.500% due 08/15/2008 - 01/01/2038	84,209	87,116
6.500% due 10/15/2013 (a)	39	2
6.500% due 08/01/2037 (g)	52,621	54,308
6.541% due 03/01/2029	155	159
6.608% due 06/01/2022	57	58
6.615% due 12/01/2029	325	329
6.625% due 05/01/2023	32	32
6.632% due 02/01/2029	412	417
6.667% due 07/01/2028	531	536
6.714% due 06/01/2024	41	42
6.720% due 11/01/2029	2,091	2,147
6.737% due 12/01/2026	27	28
6.762% due 02/01/2027	510	512
6.782% due 10/01/2027	29	29
6.783% due 08/01/2030	15	16
6.825% due 09/01/2027	24	24
6.842% due 05/01/2032	630	633
6.852% due 11/01/2027	169	170
6.864% due 10/01/2018	7	7
6.872% due 06/01/2022	7	8
6.919% due 10/01/2024	172	173
6.923% due 09/01/2024	36	37
6.950% due 09/01/2026	433	435
6.960% due 04/01/2025	39	40
6.973% due 08/01/2029	80	80
7.000% due 07/15/2008 - 10/25/2023 (a)	68	15
7.000% due 11/15/2020 - 12/01/2032	1,771	1,859
7.021% due 11/01/2031	5	4
7.071% due 11/01/2027	166	166
7.073% due 07/01/2029	71	72
7.100% due 05/01/2032	138	139
7.116% due 05/01/2032	982	996
7.125% due 04/01/2018 - 09/01/2018	37	38
7.143% due 10/01/2023	85	85
7.216% due 07/01/2027	86	87
7.231% due 08/01/2031 - 05/01/2032	37	37
7.244% due 10/01/2024	168	170
7.250% due 08/01/2031	2	2
7.266% due 07/01/2030	3	3
7.287% due 02/01/2027	104	104
7.325% due 05/01/2019	15	15
7.500% due 11/01/2010 - 06/01/2031	805	856
7.500% due 08/15/2029 (a)	30	8
7.645% due 05/01/2025	1,288	1,371
8.000% due 03/01/2009 - 09/01/2030	103	110
8.500% due 12/01/2008 - 08/01/2027	359	384
9.000% due 12/15/2020 - 02/15/2021	431	436
9.050% due 06/15/2019	70	70
9.500% due 12/15/2020 - 06/01/2021	382	387
9.500% due 11/01/2021 (a)	35	9
Ginnie Mae
2.671% due 02/16/2032	46	46
2.771% due 12/16/2026 - 01/16/2031	151	150
2.829% due 06/20/2032	430	428
2.871% due 06/16/2031 - 03/16/2032	1,211	1,212
2.921% due 10/16/2030	58	58
2.971% due 02/16/2030 - 04/16/2032	946	954
3.021% due 12/16/2025	655	651
3.071% due 02/16/2030	107	108
3.121% due 02/16/2030	101	101
3.250% due 07/16/2026	803	801
3.429% due 03/20/2031	4,647	4,650
3.479% due 02/20/2031	2,806	2,842
4.000% due 07/16/2026	803	804
4.500% due 01/15/2038	597	556
4.750% due 02/20/2032	146	146
4.875% due 11/20/2031	2,230	2,235
5.000% due 10/20/2028 - 07/01/2038	180,205	175,071
5.125% due 10/20/2018 - 01/20/2030	7,417	7,459
5.250% due 01/20/2028 - 03/20/2030	869	873
5.375% due 03/20/2021 - 03/20/2028	3,822	3,840
5.500% due 03/20/2016 - 07/01/2038	712,738	710,814
5.625% due 08/20/2017 - 07/20/2035	47,306	47,792
6.000% due 12/15/2008 - 07/01/2038	382,389	388,255
6.250% due 03/16/2029	3,660	3,807
6.375% due 04/20/2017 - 05/20/2032	21,554	21,968
6.500% due 05/15/2009 - 07/01/2038	136,266	140,962
6.875% due 04/20/2019	38	39
6.919% due 03/16/2041	5,146	5,447
7.000% due 09/15/2012 - 02/16/2029	1,530	1,614
7.270% due 12/15/2040	1,729	1,761
7.500% due 02/15/2017 - 11/15/2031	2,228	2,381
7.750% due 10/15/2025	20	22
8.000% due 08/15/2011 - 09/20/2031	6,528	7,105
8.500% due 06/15/2027 - 03/20/2031	1,506	1,654
9.000% due 04/15/2020 - 08/20/2030	99	109
9.500% due 10/15/2009 - 12/15/2021	68	75
Small Business Administration
5.370% due 04/01/2028	13,581	13,598
5.490% due 05/01/2028	16,800	16,915
6.344% due 08/01/2011	194	199
6.640% due 02/01/2011	229	236
7.190% due 12/01/2019	325	341
7.220% due 11/01/2020	882	928
7.449% due 08/01/2010	286	292
8.017% due 02/10/2010	60	63
Vendee Mortgage Trust
6.500% due 03/15/2029	2,281	2,406
6.814% due 01/15/2030	733	735

Total U.S. Government Agencies (Cost $19,833,090)		19,834,067

MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust
5.022% due 03/25/2035	31,846	30,095
5.141% due 09/25/2035	3,677	3,515
5.417% due 01/25/2036	3,229	3,053
American Home Mortgage Assets Trust
2.712% due 09/25/2046	7,516	4,064
2.772% due 08/25/2037	12,942	4,459
American Home Mortgage Investment Trust
2.722% due 05/25/2047	4,069	2,331
4.290% due 10/25/2034	9,371	8,231
4.440% due 02/25/2045	4,635	4,147
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	9,516
Banc of America Funding Corp.
2.769% due 05/20/2035	2,243	1,638
4.110% due 05/25/2035	1,609	1,505
5.357% due 11/20/2035	3,816	3,558
5.753% due 10/25/2036	4,600	3,343
5.756% due 03/20/2036	7,410	6,753
5.837% due 01/25/2037	3,700	2,680
5.888% due 04/25/2037	8,624	6,600
Banc of America Mortgage Securities, Inc.
2.932% due 01/25/2034	714	686
4.088% due 08/25/2033	21,465	20,251
4.250% due 04/25/2034	145	145
5.000% due 05/25/2034	355	343
6.181% due 06/20/2031	505	483
6.186% due 07/20/2032	73	68
6.500% due 10/25/2031	207	208
Banc of America Structural Security Trust
2.948% due 10/11/2033	391	388
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	33,222	31,773
4.476% due 02/25/2034	4,626	4,482
4.550% due 08/25/2035	16,943	16,240
4.750% due 10/25/2035	1,447	1,434
4.760% due 11/25/2034	4,522	4,404
4.960% due 01/25/2035	3,454	3,326
5.519% due 11/25/2030	19	18
5.733% due 02/25/2036	14,119	11,763
6.736% due 02/25/2033	31	30
6.854% due 01/25/2034	21	20
Bear Stearns Alt-A Trust
5.372% due 05/25/2035	1,437	1,233
5.500% due 08/25/2036	7,800	4,405
5.701% due 09/25/2035	23,289	19,223
5.784% due 11/25/2036	1,957	1,587
5.796% due 11/25/2036	1,144	842
5.869% due 01/25/2036	3,053	2,495
5.920% due 11/25/2036	964	693
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	270	270
5.060% due 11/15/2016	43	43
5.243% due 12/11/2038	2,600	2,334
5.331% due 02/11/2044	24,000	22,247
5.405% due 12/11/2040	6,000	5,829
5.540% due 09/11/2041	45,000	43,184
5.694% due 06/11/2050	9,800	9,257
5.700% due 06/11/2050	30,000	28,315
5.902% due 06/11/2040	40,000	38,134
7.000% due 05/20/2030	1,813	1,925
Bear Stearns Mortgage Securities, Inc.
5.719% due 06/25/2030	73	72
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	12,208	12,101
5.674% due 01/26/2036	6,906	5,747
5.777% due 12/26/2046	3,924	3,230
CC Mortgage Funding Corp.
2.662% due 05/25/2036	921	738
2.732% due 08/25/2035	1,635	1,451
3.358% due 01/25/2035	982	778
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	27	26
6.500% due 02/25/2024	676	673
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	430	403
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	3,161	2,990
4.248% due 08/25/2035	19,794	18,708
4.679% due 08/25/2035	3,647	3,253
4.748% due 08/25/2035	7,960	7,590
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	2,000	1,926
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	5	5
Commercial Mortgage Pass-Through Certificates
2.571% due 04/15/2017	1,456	1,417
6.455% due 05/15/2032	1,106	1,104
Countrywide Alternative Loan Trust
2.632% due 05/20/2046	85	78
2.682% due 07/20/2046	2,300	1,593
2.692% due 05/25/2035	3,090	2,350
2.702% due 05/25/2035	548	417
2.712% due 08/25/2046	8,148	4,587
2.732% due 05/25/2035	834	635
2.732% due 09/25/2046	4,050	1,378
2.732% due 10/25/2046	2,853	1,670
2.742% due 07/25/2046	2,850	1,003
2.752% due 05/25/2036	2,970	1,663
2.759% due 09/20/2046	8,850	3,802
2.762% due 02/25/2037	789	576
2.822% due 10/25/2046	2,250	793
2.832% due 06/25/2037	4,680	2,840
2.852% due 11/25/2035	1,408	853
2.902% due 12/25/2035	2,141	1,370
2.992% due 11/20/2035	3,350	1,952
3.252% due 11/25/2035	5,226	3,997
5.000% due 06/25/2033	219	219
5.414% due 10/25/2035	3,217	3,024
5.750% due 03/25/2037	5,600	4,661
5.889% due 11/25/2035	7,386	6,051
6.000% due 10/25/2032	412	373
6.000% due 02/25/2037	5,802	5,019
6.250% due 11/25/2036	6,455	5,699
Countrywide Home Loan Mortgage Pass-Through Trust
2.772% due 04/25/2035	2,113	1,587
2.782% due 04/25/2046	4,123	2,261
2.792% due 03/25/2035	5,460	4,200
2.802% due 03/25/2035	25,594	19,575
2.812% due 02/25/2035	1,636	1,329
2.822% due 02/25/2035	51	41
2.822% due 06/25/2035	1,122	989
2.822% due 03/25/2036	2,024	1,228
2.832% due 02/25/2036	3,083	1,891
3.072% due 08/25/2034	4,293	3,225
4.500% due 01/25/2033	284	284
4.799% due 11/25/2034	3,480	3,347
5.259% due 01/20/2035	4,053	3,736
5.372% due 10/20/2035	7,862	7,169
5.500% due 11/25/2035	3,581	3,341
5.555% due 04/20/2036	6,578	6,154
5.607% due 08/25/2034	2,294	1,909
5.614% due 02/20/2036	1,923	1,884
5.750% due 07/19/2031	10	10
5.804% due 05/20/2036	12,480	10,465
6.243% due 11/19/2033	31	27
6.366% due 11/19/2033	78	77
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	2,600	2,476
5.579% due 04/25/2037	4,073	3,303
5.863% due 02/25/2037	8,700	6,677
5.913% due 06/15/2039	3,500	3,335
CS First Boston Mortgage Securities Corp.
0.206% due 08/15/2038 (a)	369,592	1,250
4.832% due 04/15/2037	3,000	2,835
5.785% due 06/25/2032	5	5
7.290% due 09/15/2041	46	47
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	3,900	3,636
Denver Arena Trust
6.940% due 11/15/2019	8,912	8,520
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
5.500% due 12/25/2035	7,967	6,529
5.582% due 10/25/2035	5,823	5,042
5.869% due 10/25/2036	7,393	5,361
5.886% due 10/25/2036	7,400	5,298
6.300% due 07/25/2036	8,098	6,668
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	5,459	5,598
DLJ Mortgage Acceptance Corp.
6.178% due 11/25/2023	17	17
Downey Savings & Loan Association Mortgage Loan Trust
2.792% due 11/19/2037	6,250	2,086
2.802% due 07/19/2045	3,340	2,081
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,298
8.970% due 09/18/2027	4,000	1,683
Fifth Third Mortgage Loan Trust
5.963% due 11/19/2032	142	119
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	6,474	6,209
First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	5,914	5,770
First Nationwide Trust
6.750% due 08/21/2031	320	320
First Republic Mortgage Loan Trust
2.771% due 08/15/2032	15,875	14,353
2.821% due 11/15/2031	6,343	5,880
3.737% due 11/15/2031	1,510	1,456
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	109	109
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	5,675	4,563
5.500% due 09/25/2034	7,354	7,271
Greenpoint Mortgage Funding Trust
2.682% due 10/25/2046	3,550	1,862
2.682% due 12/25/2046	3,350	1,199
2.692% due 10/25/2046	4,750	1,813
2.702% due 06/25/2045	2,525	2,078
2.712% due 06/25/2045	9,029	7,468
2.752% due 04/25/2036	4,122	2,347
2.802% due 09/25/2046	2,850	1,183
2.822% due 10/25/2046	3,852	1,476
Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	269	256
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	8,696	8,852
GSR Mortgage Loan Trust
2.742% due 08/25/2046	3,793	1,984
4.519% due 06/25/2034	189	175
4.539% due 09/25/2035	622	603
5.248% due 11/25/2035	49,058	46,147
5.347% due 11/25/2035	7,267	6,875
5.460% due 04/25/2036	930	813
GSRPM Mortgage Loan Trust
2.882% due 11/25/2031	2,787	2,782
Harborview Mortgage Loan Trust
2.572% due 01/19/2038	1,203	1,094
2.672% due 01/19/2038	25,558	18,302
2.672% due 02/19/2046	15,583	11,745
2.682% due 09/19/2046	4,744	3,286
2.702% due 05/19/2035	7,241	5,499
2.732% due 01/19/2038	2,610	1,383
2.732% due 09/19/2046	3,852	2,089
4.943% due 11/19/2034	210	198
6.276% due 08/19/2034	7,196	6,459
Homebanc Mortgage Trust
2.662% due 12/25/2036	1,384	1,069
5.800% due 04/25/2037	8,213	6,462
Indymac ARM Trust
6.124% due 01/25/2032	21	17
Indymac Index Mortgage Loan Trust
2.672% due 04/25/2037	2,264	1,236
2.682% due 11/25/2046	4,458	2,180
2.722% due 04/25/2035	5,467	4,182
2.732% due 02/25/2037	2,450	960
2.752% due 06/25/2037	4,550	2,655
2.772% due 11/25/2036	3,836	2,135
2.782% due 06/25/2037	952	551
5.000% due 08/25/2035	3,957	3,303
5.099% due 09/25/2035	7,166	5,884
5.369% due 01/25/2036	4,191	4,023
JPMorgan Chase Commercial Mortgage Securities Corp.
4.853% due 03/15/2046	15,000	14,570
5.305% due 01/15/2049	37,000	36,053
5.336% due 05/15/2047	2,700	2,538
5.937% due 02/12/2049	26,000	24,778
JPMorgan Mortgage Trust
5.120% due 10/25/2035	3,600	3,373
5.379% due 08/25/2035	6,968	6,610
5.403% due 11/25/2035	3,285	3,141
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	56	11
LB Mortgage Trust
8.423% due 01/20/2017	1,932	1,978
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	3,729
5.866% due 09/15/2045	25,000	23,903
6.133% due 12/15/2030	470	480
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	4,311	4,103
Lehman XS Trust
2.562% due 07/25/2046	1,051	1,026
MASTR Adjustable Rate Mortgages Trust
2.722% due 05/25/2037	1,141	794
2.782% due 05/25/2047	3,950	1,960
2.822% due 05/25/2047	3,350	1,287
3.788% due 11/21/2034	6,081	6,007
MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,540	6,129
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	330	327
Mellon Residential Funding Corp.
2.821% due 11/15/2031	3,432	3,096
2.911% due 12/15/2030	3,255	3,024
2.994% due 06/15/2030	259	245
3.351% due 11/15/2031	337	327
Merrill Lynch Alternative Note Asset
2.782% due 03/25/2037	1,400	850
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	1,100	1,039
Merrill Lynch Mortgage Investors, Inc.
0.668% due 04/25/2028 (a)	1,243	48
2.692% due 02/25/2036	5,125	4,122
Merrill Lynch Mortgage Trust
1.772% due 07/12/2034 (a)	59,918	870
MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	2,146	1,899
2.851% due 03/15/2025	280	211
3.482% due 10/25/2035	1,269	1,178
4.546% due 01/25/2029	4,000	3,774
Morgan Stanley Capital I
2.542% due 10/15/2020	5,786	5,408
5.544% due 11/12/2049	4,500	4,053
5.692% due 04/15/2049	3,600	3,402
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,343
Morgan Stanley Mortgage Loan Trust
2.852% due 11/25/2035	3,628	1,611
2.992% due 02/25/2047	4,082	2,692
5.701% due 02/25/2047	6,516	4,691
6.446% due 06/25/2036	9,757	8,128
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	5,165
6.138% due 03/25/2047	5,600	4,323
7.000% due 02/19/2030	777	762
Ocwen Residential MBS Corp.
6.886% due 06/25/2039	676	338
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	1,189	1,027
Prime Mortgage Trust
2.882% due 02/25/2034	373	339
5.000% due 02/25/2019	25	24
Residential Accredit Loans, Inc.
2.582% due 09/25/2046	1,566	1,071
2.642% due 01/25/2037	2,238	1,785
2.662% due 06/25/2046	77	55
2.662% due 02/25/2047	2,345	1,240
2.682% due 12/25/2046	3,250	1,274
2.712% due 05/25/2037	5,860	3,044
2.752% due 05/25/2046	2,650	983
2.788% due 09/25/2046	5,900	2,424
2.882% due 03/25/2033	636	589
2.882% due 10/25/2045	3,789	2,948
5.300% due 08/25/2035	763	637
5.672% due 09/25/2035	5,747	4,895
5.714% due 02/25/2036	6,542	5,312
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	525	532
Residential Asset Securitization Trust
2.882% due 05/25/2033	600	545
6.000% due 03/25/2037	966	855
Residential Funding Mortgage Securities I
5.209% due 09/25/2035	3,413	2,994
Sequoia Mortgage Trust
2.829% due 07/20/2033	3,351	3,001
2.832% due 10/19/2026	149	141
2.859% due 10/20/2027	3,884	3,415
4.080% due 04/20/2035	7,326	6,715
Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030	5,300	5,209
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,020
Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	2,554	1,840
2.972% due 06/25/2034	1,545	1,383
4.590% due 04/25/2034	7,912	7,552
5.349% due 01/25/2035	4,031	3,938
5.377% due 11/25/2035	4,252	3,611
5.505% due 07/25/2035	2,161	2,025
5.950% due 02/25/2036	7,171	5,445
6.000% due 03/25/2036	6,703	4,963
6.000% due 10/25/2037	6,247	4,667
Structured Asset Mortgage Investments, Inc.
2.662% due 06/25/2036	23,942	16,781
2.692% due 04/25/2036	32,955	23,336
2.702% due 05/25/2036	5,568	3,907
2.712% due 05/25/2045	3,407	2,689
2.732% due 07/19/2035	8,720	7,511
2.732% due 09/25/2047	6,439	3,610
2.742% due 05/25/2046	7,245	4,100
2.782% due 08/25/2036	4,250	2,204
2.812% due 09/19/2032	6,512	5,935
2.812% due 10/19/2034	412	342
2.832% due 03/19/2034	1,837	1,647
5.758% due 05/02/2030	274	233
6.243% due 05/25/2022	1,704	1,575
Structured Asset Securities Corp.
4.510% due 01/25/2034	6,516	6,071
5.000% due 05/25/2035	25,130	23,369
5.369% due 01/25/2032	318	313
5.432% due 10/25/2035	1,082	987
5.820% due 07/25/2032	3	3
6.050% due 02/25/2032	4	4
6.675% due 08/25/2032	569	544
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	3,000	2,162
5.970% due 09/25/2036	9,600	7,023
6.014% due 07/25/2037	6,218	4,981
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	11,522	10,726
2.612% due 06/25/2037	6,280	5,870
2.632% due 11/25/2046	3,575	3,368
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	3,431	3,237
5.342% due 12/15/2043	9,611	8,892
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035	2,199	2,082
WaMu Mortgage Pass-Through Certificates
2.702% due 07/25/2046	1,215	961
2.712% due 04/25/2045	253	199
2.742% due 11/25/2045	1,774	1,361
2.772% due 10/25/2045	11,156	8,707
2.792% due 01/25/2045	8,129	6,303
2.802% due 07/25/2045	254	202
2.808% due 11/25/2034	4,705	4,040
2.822% due 01/25/2045	287	233
2.872% due 12/25/2045	89	88
2.892% due 11/25/2045	3,250	2,072
2.892% due 12/25/2045	3,250	1,765
2.928% due 11/25/2034	3,001	2,543
2.938% due 07/25/2044	711	626
3.022% due 12/25/2027	7,996	7,304
3.122% due 12/25/2027	492	467
3.182% due 12/25/2045	1,123	448
4.043% due 09/25/2033	18,572	17,780
4.278% due 06/25/2047	4,357	2,441
4.338% due 07/25/2047	5,567	4,011
4.561% due 06/25/2033	2,424	2,363
4.585% due 04/25/2035	3,625	3,595
4.780% due 07/25/2046	13,836	11,075
4.780% due 08/25/2046	776	639
4.917% due 08/25/2035	4,765	4,717
4.928% due 06/25/2042	1,332	1,209
4.928% due 08/25/2042	2,635	2,364
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.732% due 07/25/2046	2,596	1,459
4.288% due 04/25/2047	5,709	3,243
4.298% due 04/25/2047	5,429	3,109
4.368% due 05/25/2047	5,360	3,150
6.268% due 07/25/2036	4,600	3,292
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	3,921	3,639
6.549% due 11/25/2030	769	723
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	9,001	8,796
4.416% due 05/25/2035	475	466
4.596% due 12/25/2033	8,169	7,410
4.945% due 01/25/2035	15,398	14,960
4.993% due 12/25/2034	3,715	3,615
5.515% due 08/25/2036	863	842

Total Mortgage-Backed Securities (Cost $1,557,037)		1,451,143

ASSET-BACKED SECURITIES 8.3%
Aames Mortgage Investment Trust
2.882% due 10/25/2035	1,946	1,888
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,710
Accredited Mortgage Loan Trust
2.522% due 09/25/2036	1,907	1,891
ACE Securities Corp.
2.532% due 06/25/2036	37	37
2.562% due 10/25/2036	2,534	2,507
2.612% due 05/25/2036	8,289	8,197
3.182% due 08/25/2030	77	70
AFC Home Equity Loan Trust
2.892% due 06/25/2029	740	314
3.032% due 12/26/2029	34	24
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,180	2,258
American Express Credit Account Master Trust
2.471% due 03/15/2011	11,400	11,398
2.561% due 03/15/2012	9,330	9,297
American Express Issuance Trust
2.671% due 09/15/2011	12,000	11,884
Amortizing Residential Collateral Trust
2.752% due 06/25/2032	68	64
2.772% due 07/25/2032	736	615
3.182% due 10/25/2031	404	387
Amresco Residential Securities Mortgage Loan Trust
2.978% due 06/25/2028	197	166
3.038% due 06/25/2027	847	746
3.112% due 09/25/2028	1,983	1,609
3.422% due 06/25/2029	204	199
Argent Securities, Inc.
2.532% due 10/25/2036	1,037	1,008
Asset-Backed Funding Certificates
2.522% due 09/25/2036	1,628	1,616
2.542% due 10/25/2036	905	897
3.502% due 03/25/2032	1,323	1,014
Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036	1,680	1,625
2.542% due 07/25/2036	314	313
2.991% due 06/15/2031	332	288
BA Credit Card Trust
3.671% due 12/16/2013	167,000	169,606
Bear Stearns Asset-Backed Securities Trust
3.132% due 02/25/2034	439	399
3.232% due 11/25/2042	2,090	1,783
3.482% due 10/25/2037	6,838	5,652
3.682% due 10/25/2032	845	747
5.695% due 06/25/2043	106	96
Capital Auto Receivables Asset Trust
3.921% due 10/15/2012	500	505
Carrington Mortgage Loan Trust
2.532% due 10/25/2036	319	316
2.548% due 07/25/2036	80	80
2.582% due 06/25/2037	5,685	5,470
CDC Mortgage Capital Trust
3.532% due 01/25/2033	2,309	1,540
Centex Home Equity
2.782% due 01/25/2032	122	114
3.332% due 01/25/2032	1,409	1,069
Charming Shoppes Master Trust
2.801% due 05/15/2014	6,000	5,966
Chase Credit Card Master Trust
2.821% due 02/15/2011	7,000	6,990
Chase Funding Mortgage Loan Asset-Backed Certificates
2.782% due 07/25/2033	133	121
3.122% due 08/25/2032	605	595
3.142% due 11/25/2032	929	873
Chase Issuance Trust
3.227% due 08/17/2015	19,900	19,701
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	951	872
2.772% due 03/25/2033	449	419
3.132% due 12/25/2031	1,521	1,080
Citibank Omni Master Trust
3.581% due 12/23/2013	135,300	136,514
3.597% due 03/20/2013	19,000	19,000
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	496	494
2.532% due 10/25/2036	427	423
2.552% due 08/25/2036	67	67
5.764% due 01/25/2037	4,900	3,690
Community Program Loan Trust
4.500% due 10/01/2018	720	713
Conseco Finance
3.171% due 08/15/2033	3,151	2,039
3.971% due 05/15/2032	1,175	1,016
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	12,434	9,175
8.200% due 02/01/2032	40,000	31,096
8.400% due 02/01/2032	1,322	50
Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	3,473	3,447
2.532% due 01/25/2037	1,469	1,463
2.532% due 04/25/2047	3,629	3,542
2.542% due 03/25/2037	2,990	2,934
2.542% due 09/25/2046	443	440
2.552% due 12/25/2036	185	183
2.592% due 10/25/2046	941	924
2.692% due 10/25/2035	45	45
2.932% due 06/25/2033	902	790
2.952% due 11/25/2033	920	826
2.982% due 09/25/2032	2,750	2,465
Credit-Based Asset Servicing & Securitization LLC
3.582% due 04/25/2032	537	503
CS First Boston Mortgage Securities Corp.
2.842% due 05/25/2044	1,290	1,186
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	159	158
5.684% due 12/25/2036	6,700	4,643
5.720% due 09/25/2036	7,600	6,225
6.172% due 06/25/2036	9,400	7,836
Delta Funding Home Equity Loan Trust
3.291% due 09/15/2029	17	12
EMC Mortgage Loan Trust
2.852% due 05/25/2040	1,103	1,020
Equifirst Mortgage Loan Trust
2.722% due 01/25/2034	565	514
Fieldstone Mortgage Investment Corp.
2.562% due 05/25/2036	28	28
First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	14,924	14,341
2.862% due 10/25/2034	314	311
First International Bank N.A.
3.021% due 03/15/2027	3,127	1,234
3.051% due 04/15/2026	204	72
First Plus Home Loan Trust
7.670% due 05/10/2024	982	981
Ford Credit Auto Owner Trust
3.371% due 01/15/2011	8,600	8,626
3.671% due 12/15/2010	24,000	24,113
3.891% due 06/15/2012	114,000	115,181
4.360% due 06/15/2010	1,255	1,262
Franklin Auto Trust
3.482% due 10/20/2011	4,900	4,891
4.062% due 06/20/2012	3,700	3,693
Fremont Home Loan Trust
2.652% due 01/25/2036	119	119
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036	1,765	1,716
GMAC Mortgage Corp. Loan Trust
2.722% due 01/25/2029	1,584	922
Green Tree Financial Corp.
6.240% due 11/01/2016	4,029	3,849
7.060% due 02/01/2031	7,000	5,447
7.400% due 06/15/2027	3,096	3,217
7.550% due 01/15/2029	403	400
8.000% due 07/15/2018	1,070	1,091
8.050% due 10/15/2027	411	429
9.100% due 04/15/2025	3,278	3,361
GSAMP Trust
2.552% due 06/25/2036	5	5
2.552% due 09/25/2036	3,002	2,952
2.602% due 12/25/2035	226	224
2.632% due 10/25/2036	9,709	3,630
2.772% due 03/25/2034	138	136
2.882% due 02/25/2033	814	712
GSRPM Mortgage Loan Trust
2.862% due 09/25/2042	986	977
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	687	676
2.829% due 09/20/2033	2,137	2,006
Home Equity Asset Trust
2.642% due 05/25/2036	7,103	6,839
IMC Home Equity Loan Trust
6.880% due 11/20/2028	173	172
7.520% due 08/20/2028	96	96
Irwin Home Equity Corp.
3.832% due 02/25/2029	1,619	1,252
Ischus CDO Ltd.
2.729% due 09/10/2013	655	532
JPMorgan Mortgage Acquisition Corp.
2.562% due 08/25/2036	2,450	2,349
Lehman XS Trust
2.562% due 06/25/2046	2,399	2,312
2.562% due 08/25/2046	2,829	2,775
2.572% due 05/25/2046	706	689
2.602% due 11/25/2036	875	850
2.652% due 04/25/2046	4,750	4,430
2.712% due 06/25/2046	4,381	2,476
2.712% due 08/25/2046	3,951	2,613
2.722% due 09/25/2046	4,889	2,465
2.722% due 11/25/2046	4,695	2,607
2.802% due 11/25/2046	2,050	715
8.160% due 08/25/2046	3,557	756
Long Beach Mortgage Loan Trust
3.908% due 03/25/2032	2,730	2,114
MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036	76	76
2.582% due 03/25/2036	9,650	9,449
5.049% due 11/25/2035	4,862	4,854
Merrill Lynch Mortgage Investors, Inc.
2.542% due 10/25/2037	3,366	3,261
2.562% due 09/25/2037	5,451	5,318
2.842% due 06/25/2035	1,181	1,053
Mesa Trust Asset-Backed Certificates
2.882% due 12/25/2031	1,269	1,255
Mid-State Trust
6.340% due 10/15/2036	1,770	1,444
7.340% due 07/01/2035	1,023	1,033
7.400% due 07/01/2035	44	44
7.790% due 07/01/2035	58	56
7.791% due 03/15/2038	2,159	1,917
8.330% due 04/01/2030	10,943	10,821
Morgan Stanley ABS Capital I
2.512% due 06/25/2036	12	12
2.522% due 07/25/2036	3,833	3,804
2.522% due 09/25/2036	209	205
2.582% due 10/25/2036	5,000	4,525
2.982% due 03/25/2033	2,511	2,214
Morgan Stanley Mortgage Loan Trust
2.842% due 04/25/2037	700	409
5.726% due 10/25/2036	5,324	4,326
5.750% due 11/25/2036	6,725	5,840
5.750% due 04/25/2037	6,234	5,439
6.000% due 07/25/2047	6,644	5,717
Nationstar Home Equity Loan Trust
2.542% due 06/25/2037	316	299
Nelnet Student Loan Trust
2.811% due 12/22/2014	30	31
3.010% due 07/25/2016	220	220
New Century Home Equity Loan Trust
2.552% due 08/25/2036	358	355
Oakwood Mortgage Investors, Inc.
2.846% due 03/15/2018	1,304	1,116
Option One Mortgage Loan Trust
3.082% due 01/25/2032	272	254
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,135
Ownit Mortgage Loan Asset-Backed Certificates
2.542% due 03/25/2037	738	731
Preferred Credit Corp.
7.590% due 07/25/2026	58	58
Renaissance Home Equity Loan Trust
2.842% due 11/25/2034	530	473
2.922% due 08/25/2033	2,259	2,000
2.982% due 12/25/2033	5,856	4,872
3.682% due 08/25/2032	2,698	2,425
Residential Asset Mortgage Products, Inc.
2.562% due 10/25/2036	3,559	3,342
2.602% due 10/25/2036	6,777	6,456
Residential Asset Securities Corp.
2.552% due 07/25/2036	36	36
2.552% due 11/25/2036	3,998	3,952
2.562% due 10/25/2036	2,656	2,606
2.982% due 07/25/2032	1,843	1,604
3.062% due 06/25/2033	231	162
3.082% due 06/25/2032	150	113
Residential Funding Mortgage Securities II, Inc.
2.582% due 02/25/2036	1,589	1,506
8.350% due 12/25/2024	805	732
8.350% due 03/25/2025	180	157
Residential Mortgage Loan Trust
3.938% due 09/25/2029	196	193
SACO I, Inc.
2.742% due 06/25/2036	1,950	1,145
Salomon Brothers Mortgage Securities VII, Inc.
3.400% due 01/25/2032	382	261
3.458% due 10/25/2028	546	470
6.930% due 08/25/2028	662	654
Saxon Asset Securities Trust
2.542% due 10/25/2046	4,160	4,068
2.822% due 12/26/2034	1,041	840
2.982% due 03/25/2032	1,604	1,494
3.002% due 08/25/2032	18	18
SBI HELOC Trust
2.652% due 08/25/2036	1,259	1,204
Sears Credit Account Master Trust
2.691% due 04/16/2013	19,000	18,736
Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036	439	436
2.542% due 12/25/2036	10,143	9,512
SLM Student Loan Trust
2.882% due 10/27/2014 (b)	24,000	23,985
2.910% due 10/27/2014	5,892	5,873
2.950% due 10/25/2019	1,750	1,728
3.000% due 04/27/2020	6,048	5,946
3.030% due 04/25/2017	469	468
Soundview Home Equity Loan Trust
2.542% due 11/25/2036	415	406
2.582% due 10/25/2036	508	504
Specialty Underwriting & Residential Finance
2.532% due 09/25/2037	18,666	18,220
3.162% due 01/25/2034	289	238
Structured Asset Securities Corp.
2.532% due 10/25/2036	7,380	7,207
2.772% due 01/25/2033	17	15
2.882% due 05/25/2034	1,235	1,068
3.532% due 01/25/2033	1,138	747
TABS Ltd.
3.875% due 02/12/2047	2,920	118
Trapeza CDO I LLC
3.589% due 11/16/2034	1,000	638
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	82	81
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,356
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	83	86
Wells Fargo Home Equity Trust
2.722% due 10/25/2035	13,069	12,782
2.732% due 12/25/2035	8,943	8,747
WMC Mortgage Loan Pass-Through Certificates
3.371% due 10/15/2029	31	30

Total Asset-Backed Securities (Cost $1,055,702)		1,021,074

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011	261,000	15,475

Total Convertible Preferred Stocks (Cost $19,575)		15,475

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.9%
Commercial Paper 2.5%
Citibank N.A.
3.570% due 08/19/2008	$98,000	97,524
UBS Finance Delaware LLC
2.930% due 10/27/2008	208,400	206,387

		303,911

U.S. Treasury Bills 2.4%
1.851% due 08/28/2008 - 09/25/2008 (d)(e)	291,500	290,313

Total Short-Term Instruments (Cost $594,463)		594,224

Purchased Options (j) 0.0% (Cost $907)		443
Total Investments 187.3% (Cost $23,113,756)		$22,969,528
Written Options (k) (0.0%) (Premiums $889)		(615)
Other Assets and Liabilities (Net) (87.3%)		(10,707,941)

Net Assets 100.0%		$12,260,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) When-issued security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $290,313 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(f) Securities with an aggregate market value of $156,665 and cash of $40,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $2,942,742 at a weighted average interest rate of 2.515%. On June 30, 2008, securities valued at $5,118,955 were pledged as collateral for reverse repurchase agreements.

(h) Cash of $5,480 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	2,726	$1,861
90-Day Eurodollar March Futures	Long	03/2009	696	(1,027)

				$834

(i) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	BCLY	$5,000	$4,220
Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	MLP	2,986	2,493
Asset-Backed Securities Corp. Home Equity floating rate based on 1-Month USD-LIBOR plus 1.550% due 03/25/2035	Buy	(1.250%)	03/25/2035	UBS	2,526	933
Avenue CLO Fund Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	BEAR	5,000	1,233
BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%)	01/10/2041	BEAR	2,460	2,390
Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%)	04/05/2041	BOA	116	97
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	CITI	5,000	1,229
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	Buy	(1.080%)	07/15/2037	UBS	10,000	3,979
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	JPM	3,000	1,371
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	LEH	3,000	(1,367)
First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%)	03/25/2036	BCLY	5,000	4,693
First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%)	06/25/2034	MLP	1,667	1,553
Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%)	08/25/2036	RBS	5,000	4,719
Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%)	12/25/2034	GSC	3,455	3,158
JPMorgan Mortgage Acquisition Corp. floating rate based on 1-Month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%)	05/25/2035	MLP	5,000	4,664
KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	BEAR	4,000	3,028
Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%)	04/06/2046	BEAR	7,053	6,794
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	Buy	(1.170%)	09/15/2040	BEAR	4,000	1,266
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	BCLY	982	167
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%)	02/25/2036	UBS	5,000	4,777
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	BEAR	4,000	1,555
Merrill Lynch Mortgage Trust 5.527% due 06/12/2043	Buy	(1.080%)	06/12/2043	UBS	10,000	3,972
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%)	07/25/2036	DUB	5,000	4,833
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%	07/25/2036	BCLY	5,000	(4,815)
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	MSC	998	220
Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%)	09/25/2034	GSC	3,413	3,189
Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%)	10/18/2020	JPM	1,000	220
Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	WAC	2,000	567
Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%)	02/25/2036	MLP	5,000	4,639
Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%	02/25/2036	CITI	5,000	(4,596)
Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%)	04/25/2036	LEH	5,000	4,656
RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%)	07/15/2051	LEH	4,766	4,236
Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%)	12/15/2019	LEH	3,000	754
Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%)	10/25/2035	LEH	10,000	8,811
Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%)	07/25/2036	MLP	5,000	4,699
Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	BCLY	1,362	183
Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	BCLY	1,896	1,725
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	GSC	1,500	367
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%)	03/08/2040	BOA	1,211	1,069
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	GSC	678	599
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	LEH	5,000	3,930
Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	BEAR	1,000	786
Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%)	02/09/2046	LEH	2,457	2,291

						$95,287

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	BCLY	$8,600	$89
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	214,400	11,479
CMBX N.A. AAA 4 Index	Buy	(0.350%)	02/17/2051	BCLY	21,100	(247)
CMBX N.A. AAA 4 Index	Buy	(0.350%)	02/17/2051	MSC	55,000	(645)
CMBX N.A. BBB- 1 Index	Sell	1.340%	10/12/2052	DUB	8,000	(3,195)
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	BOA	25,000	19,722
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	CITI	25,000	19,801
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	LEH	10,000	7,892
Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	UBS	1,000	790
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	BCLY	11,000	(8,365)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	GSC	50,000	(39,540)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CSFB	25,000	(8,774)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS	2,000	(783)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CITI	5,000	(1,951)
Home Equity Index AAA Rating 2006-2	Buy	(0.110%)	05/25/2046	CSFB	10,000	2,459
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	GSC	7,000	(2,158)
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	JPM	3,000	(924)
Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	CITI	31,000	28,059
Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	CSFB	2,000	1,808
Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	GSC	1,500	1,218
Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	JPM	100,000	90,664
Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	BOA	2,500	(2,074)
Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	UBS	132,000	(116,418)
Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	BEAR	5,000	1,944
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	CITI	62,000	(43,915)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	JPM	7,000	(6,476)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	MLP	5,500	(3,672)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	MSC	10,000	(6,739)
Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	UBS	95,500	(71,197)
Home Equity Index BBB Rating 2007-1	Sell	2.240%	08/25/2037	MLP	10,000	(7,238)

						$(138,386)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI	$2,200	$16
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	14,700	(64)
Receive	3-Month USD-LIBOR	5.000%	12/15/2014	BOA	6,800	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	76,400	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	30,420	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	215,100	(386)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	512,830	(4,953)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	218,900	(7,638)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	130,000	9,368
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	26,000	1,760
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	98,000	2,145

						$61

Interest Rate Cap/Floor Swaps

Counterparty	Floating Rate Index	Cap/ Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized (Depreciation)
LEH	3-Month USD-LIBOR with 6.150% interest rate cap	Cap	6.150%	Receive	$2,211	10/01/2011	$39,000	$(2,046)

(j) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$93,500	$907	$443

(k) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$40,700	$889	$615

(l) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	4.500%	12/01/2099	$54,000	$51,752	$52,194
Fannie Mae	5.000%	07/01/2023	131,000	128,482	129,547
Fannie Mae	5.000%	07/01/2038	770,000	726,696	738,117
Fannie Mae	5.500%	07/01/2023	176,000	176,184	177,183
Fannie Mae	5.500%	07/01/2038	501,630	498,630	494,497
Fannie Mae	6.000%	07/01/2038	3,700,000	3,736,277	3,732,952
Fannie Mae	6.500%	07/01/2038	225,800	231,128	232,468
U.S. Treasury Notes	3.500%	02/15/2018	336,000	318,846	328,180
U.S. Treasury Notes	3.875%	05/15/2018	10,500	10,317	10,498
U.S. Treasury Notes	4.250%	11/15/2017	28,100	28,342	28,922
U.S. Treasury Notes	4.750%	08/15/2017	213,534	222,863	230,927

				$6,129,517	$6,155,485

(3)	Market value includes $8,961 of interest payable on short sales.

(m) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$15,475	$22,883,316	$70,737	$22,969,528
Other Financial Instruments++	834	(6,235,078)	42,855	(6,191,389)

Total	$16,309	$16,648,238	$113,592	$16,778,139

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$84,606	$54,774	$198	$208	$(69,049)	$70,737
Other Financial Instruments++	73,699	0	0	(30,844)	0	42,855

Total	$158,305	$54,774	$198	$(30,636)	$(69,049)	$113,592

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.4%
Bank of America Corp.
8.000% due 12/29/2049	$2,600	$2,442
Citigroup, Inc.
8.400% due 04/29/2049	1,100	1,047
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,100	1,035
Wachovia Corp.
7.980% due 12/31/2049	1,100	1,013

Total Corporate Bonds & Notes (Cost $5,894)		5,537

MUNICIPAL BONDS & NOTES 115.7%
California 28.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	1,127
California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,082
California State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	800	858
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	12,500	11,630
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,000	5,950
5.000% due 06/01/2037	500	491
California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,750	13,205
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,678
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,316
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	700	703
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,600	1,990
5.750% due 06/01/2047	3,190	2,721
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,200	2,252
5.000% due 08/01/2032	3,400	3,432
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	2,600	2,643
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	4,900	4,806
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	4,400	4,253
4.500% due 01/01/2028	5,300	4,965
Los Gatos, California Union School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2030	510	521
Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	500	502
Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	919
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	11,900	11,617
Salinas, California Union High School District General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	337
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	3,028
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	10,000	9,816
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,417
Southern California State Public Power Authority Revenue Bonds, (AMBAC Insured), Series 2005
8.090% due 07/01/2033	250	289
Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,469
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	79

		111,096

Colorado 5.1%
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (b)	8,000	8,004
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,485
El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,500
Regional Transportation District of Colorado State Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	8,596

		19,585

Connecticut 0.5%
Connecticut State Revenue Bonds, Series 2006
5.000% due 07/01/2024	1,750	1,824

Florida 3.1%
Florida Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	4,850	4,670
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	100	94
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	1,800	1,842
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,409

		12,015

Hawaii 0.2%
Honolulu, Hawaii Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 07/01/2028	1,000	991

Idaho 0.2%
Idaho State Health Facilities Authority Revenue Bonds, (Radian Insured), Series 2005
5.000% due 09/01/2035	1,000	917

Illinois 7.4%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	2,977
0.000% due 12/01/2020	6,550	3,527
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	715
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (a)	5,965	5,678
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,077
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,434
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	808
Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,290
Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	4,000	3,813

		28,319

Indiana 1.5%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	530
Indiana State Purdue University Revenue Bonds, Series 2006
5.000% due 07/01/2022	5,000	5,177

		5,707

Louisiana 3.8%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	16,160	14,701

Maryland 0.2%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,000	928

Massachusetts 2.6%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	2,600	2,923
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
4.884% due 11/01/2019	2,000	1,941
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (b)	5,000	4,756
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	252

		9,872

Michigan 4.7%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	125	120
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 10/15/2020 (b)	9,905	10,576
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	8,500	7,357

		18,053

Mississippi 0.8%
Mississippi State Housing Finance Corp. Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,124

Missouri 0.4%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	519
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	490	423
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	850

		1,792

Nevada 6.2%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (b)	25,000	23,716

New Jersey 2.6%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,215
New Jersey State Educational Facilities Authority Revenue Bonds, (Radian Insured), Series 2004
5.250% due 07/01/2034	2,000	1,920
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
5.750% due 06/01/2032	760	813
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	83
5.000% due 06/01/2041	6,400	4,840

		9,871

New York 7.2%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (b)	11,830	11,934
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA Insured), Series 2005
8.390% due 06/15/2034	850	878
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (b)	10,000	10,117
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	3,800	3,838
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.240% due 08/15/2022	750	763

		27,530

Ohio 3.5%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	172
5.875% due 06/01/2030	400	357
5.875% due 06/01/2047	9,700	8,106
6.000% due 06/01/2042	5,600	4,860

		13,495

Oregon 2.1%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (a)	1,000	914
0.000% due 06/15/2020 (a)	4,140	3,752
0.000% due 06/15/2021 (a)	3,665	3,303

		7,969

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,400	96

Rhode Island 0.7%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,925	2,720

South Carolina 2.1%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,624
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,361

		7,985

Tennessee 1.3%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,206
5.000% due 02/01/2027	2,000	1,771

		4,977

Texas 25.4%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.120% due 02/15/2024	750	755
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (b)	10,000	10,051
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,425
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	4,882
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,952
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	7,500
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (b)	1,500	1,501
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	100	101
Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	975
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	581
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (b)	7,070	7,101
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,851
4.750% due 05/15/2038 (b)	25,000	23,664
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,432
Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,790
Texas State Capital Area Housing Finance Corp. Revenue Bonds, (FHA/VA Private Insured), Series 1984
0.000% due 01/01/2016	6,060	4,383
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	11,445	11,585
University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,024

		97,605

Virginia 0.2%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	758

Washington 3.1%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
15.940% due 01/01/2035	3,410	3,551
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	4,000
Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,375

		11,926

West Virginia 1.0%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,506
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,480	1,322

		3,828

Wisconsin 0.9%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,455	2,424
6.375% due 06/01/2032	250	246
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	187
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	585	597

		3,489

Total Municipal Bonds & Notes (Cost $450,030)		444,890

SHORT-TERM INSTRUMENTS 0.9%
Commercial Paper 0.4%
Federal Home Loan Bank
2.000% due 07/01/2008	1,600	1,600

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.650% due 07/01/2008	1,730	1,730
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $1,767. Repurchase proceeds are $1,730.)

Total Short-Term Instruments (Cost $3,330)		3,330

Total Investments 118.0% (Cost $459,254)		$453,756
Other Assets and Liabilities (Net) (18.0%)		(69,254)

Net Assets 100.0%	$384,502

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security becomes interest bearing at a future date.

(b) Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds.

(c) Cash of $1,860 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Depreciation
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	627	$(750)

(d) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Municipal Bond Credit Derivative Index	Sell	0.350%	06/20/2013	GSC	$22,100	$234

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Depreciation
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$3,500	$(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	15,600	(114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,900	(31)

						$(184)

(e) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$453,756	$0	$453,756
Other Financial Instruments++	(750)	(184)	234	(700)

Total	$(750)	$453,572	$234	$453,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	0	0	0	234	0	234

Total	$0	$0	$0	$234	$0	$234

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 13.1%
Banking & Finance 11.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$2,100	$2,095
American Express Bank FSB
5.500% due 04/16/2013		700	686
6.000% due 09/13/2017		2,300	2,226
American Express Centurion Bank
6.000% due 09/13/2017		2,200	2,129
American Express Co.
7.000% due 03/19/2018		1,200	1,219
8.150% due 03/19/2038		340	379
American International Group, Inc.
8.175% due 05/15/2058		1,100	1,039
Bank of America Corp.
5.650% due 05/01/2018		100	94
8.000% due 12/29/2049		800	751
Bank of America N.A.
3.316% due 05/12/2010		300	299
Barclays Bank PLC
5.450% due 09/12/2012		6,200	6,280
7.434% due 09/29/2049		600	564
7.700% due 04/29/2049		1,700	1,738
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		2,200	2,290
7.250% due 02/01/2018		1,000	1,047
Capital One Financial Corp.
6.750% due 09/15/2017		4,900	4,870
Citigroup Capital XXI
8.300% due 12/21/2057		1,100	1,043
Citigroup Funding, Inc.
3.820% due 05/07/2010		5,900	5,857
Citigroup, Inc.
2.939% due 01/30/2009		600	595
8.400% due 04/29/2049		2,300	2,189
GATX Financial Corp.
5.800% due 03/01/2016		1,000	968
General Electric Capital Corp.
2.826% due 12/12/2008		600	599
5.875% due 01/14/2038		1,000	910
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,000	973
6.750% due 10/01/2037		5,200	4,777
Merna Reinsurance Ltd.
3.451% due 07/07/2010 (i)		4,000	3,743
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		4,000	3,819
Metropolitan Life Global Funding I
5.125% due 04/10/2013		600	592
Morgan Stanley
6.625% due 04/01/2018		1,500	1,426
National Australia Bank Ltd.
5.350% due 06/12/2013		1,300	1,300
New York Life Global Funding
4.650% due 05/09/2013		1,500	1,490
Pacific Life Global Funding
5.150% due 04/15/2013		500	495
Prudential Financial, Inc.
6.000% due 06/10/2013		1,400	1,405
Rabobank Nederland NV
2.733% due 01/15/2009		500	500
Rockies Express Pipeline LLC
5.100% due 08/20/2009		5,000	5,005
UBS AG
5.750% due 04/25/2018		2,700	2,585
5.875% due 12/20/2017		1,000	976
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008		1,400	1,399
Vita Capital III Ltd.
3.911% due 01/01/2012		600	577
Vita Capital Ltd.
3.691% due 01/01/2010		300	294
Wachovia Bank N.A.
2.752% due 12/02/2010		2,100	1,997
Wachovia Corp.
5.500% due 05/01/2013		3,900	3,738
Wells Fargo & Co.
4.375% due 01/31/2013		900	873

			77,831

Industrials 1.2%
Cigna Corp.
6.350% due 03/15/2018		2,000	2,008
Kraft Foods, Inc.
6.000% due 02/11/2013		800	809
6.125% due 02/01/2018		900	878
Oracle Corp.
5.750% due 04/15/2018		1,300	1,303
Philip Morris International, Inc.
5.650% due 05/16/2018		3,500	3,413

			8,411

Utilities 0.3%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	644
Exelon Corp.
4.900% due 06/15/2015		1,000	922
Public Service Electric & Gas Co.
5.300% due 05/01/2018		600	594
			2,160

Total Corporate Bonds & Notes (Cost $89,992)			88,402

MUNICIPAL BONDS & NOTES 1.4%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	983
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		1,900	1,866
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		210	210
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	292
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		700	707
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	467
University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037		2,700	2,723
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,060	1,074
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		985	880

Total Municipal Bonds & Notes (Cost $9,251)			9,202

U.S. GOVERNMENT AGENCIES 50.7%
Fannie Mae
4.659% due 01/01/2035		334	339
4.994% due 09/01/2044 - 10/01/2044		205	205
5.000% due 04/01/2036 - 02/01/2037		9,128	8,777
5.103% due 04/01/2035		443	446
5.500% due 09/01/2023 - 12/01/2037		181,899	179,586
5.863% due 09/01/2018		59	59
6.000% due 08/01/2036 - 05/01/2038		44,758	45,217
Freddie Mac
2.522% due 12/25/2036		3,594	3,480
2.762% due 09/25/2031		76	76
2.821% due 12/15/2030		239	236
4.500% due 05/15/2017		243	244
5.000% due 02/15/2020		4,446	4,512
5.500% due 05/15/2016 - 02/01/2038		63,205	62,513
6.000% due 11/01/2037 - 07/01/2038		35,400	35,760
Ginnie Mae
6.500% due 05/15/2026 - 06/15/2028		74	77

Total U.S. Government Agencies (Cost $343,480)			341,527

U.S. TREASURY OBLIGATIONS 133.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		2,795	2,845
1.625% due 01/15/2015		5,102	5,273
1.625% due 01/15/2018		2,973	3,023
1.750% due 01/15/2028		5,789	5,502
1.875% due 07/15/2013		37,970	40,159
1.875% due 07/15/2015		65,869	69,023
2.000% due 04/15/2012		17,040	17,985
2.000% due 01/15/2014		25,153	26,723
2.000% due 07/15/2014		54,579	58,003
2.000% due 01/15/2026		20,345	20,156
2.375% due 04/15/2011		37,508	39,761
2.375% due 01/15/2017		62,170	67,343
2.375% due 01/15/2025		79,288	83,110
2.375% due 01/15/2027		18,083	18,938
2.500% due 07/15/2016		95,093	103,978
2.625% due 07/15/2017		37,672	41,622
3.000% due 07/15/2012		53,663	58,957
3.375% due 01/15/2012		12,171	13,445
3.500% due 01/15/2011		36,257	39,489
3.625% due 04/15/2028		57,074	71,129
3.875% due 04/15/2029		20,857	27,063
4.250% due 01/15/2010		76,763	82,358

Total U.S. Treasury Obligations (Cost $883,609)			895,885

MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		2,779	2,658
4.550% due 08/25/2035		1,472	1,410
5.519% due 11/25/2030		313	300
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		79	75
4.248% due 08/25/2035		733	693
4.748% due 08/25/2035		697	664
4.900% due 12/25/2035		112	107
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		855	754
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046		4,763	4,189
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,312	1,273
Lehman XS Trust
2.562% due 07/25/2046		228	222
MLCC Mortgage Investors, Inc.
4.707% due 12/25/2034		4,295	4,183
WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045		310	238
2.772% due 10/25/2045		1,848	1,442

Total Mortgage-Backed Securities (Cost $19,538)			18,208

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
2.932% due 03/25/2043		126	124
Structured Asset Securities Corp.
4.900% due 04/25/2035		820	632

Total Asset-Backed Securities (Cost $940)			756

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
2.920% due 10/04/2011		1,300	1,305

Total Sovereign Issues (Cost $1,299)			1,305

FOREIGN CURRENCY-DENOMINATED ISSUES 7.1%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	1,432	1,903
France Government Bond
1.800% due 07/25/2040 (b)	EUR	105	149
2.500% due 07/25/2013		16,736	26,831
General Electric Capital Corp.
5.500% due 09/15/2067		100	139
6.500% due 09/15/2067	GBP	4,500	8,325
Pylon Ltd.
6.460% due 12/29/2008	EUR	3,200	5,019
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		400	545
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,866

Total Foreign Currency-Denominated Issues (Cost $45,530)			47,777

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Wachovia Corp.
7.500% due 12/31/2049		400	354

Total Convertible Preferred Stocks (Cost $400)			354

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.5%
Certificates of Deposit 1.2%
Abbey National Treasury Services PLC
2.653% due 07/02/2008		$7,400	7,400
Skandinaviska Enskilda Banken AB
2.675% due 02/13/2009		700	700

			8,100

Commercial Paper 7.5%
Royal Bank of Scotland Group PLC
2.770% due 09/17/2008		25,000	24,847
Societe General N.A.
2.650% due 08/08/2008		800	798
UBS Finance Delaware LLC
2.845% due 09/30/2008		11,600	11,515
Unicredito Italiano SpA
2.980% due 09/23/2008		13,800	13,708

			50,868

Repurchase Agreements 2.6%
Fixed Income Clearing Corp.
1.650% due 07/01/2008		17,384	17,384
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $17,732. Repurchase proceeds are $17,385.)

U.S. Treasury Bills 2.2%
1.839% due 08/28/2008 - 09/25/2008 (a)(c)(d)		14,650	14,573

Total Short-Term Instruments (Cost $90,949)			90,925

Purchased Options (g) 0.1% (Cost $766)			966
Total Investments 222.0% (Cost $1,485,754)			$1,495,307

Written Options (h) (0.8%) (Premiums $4,896)			(5,142)
Other Assets and Liabilities (Net) (121.2%)			(816,507)

Net Assets 100.0%			$673,658

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $13,181 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) Securities with an aggregate market value of $1,392 have been pledged as collateral for delayed-delivery securities on June 30, 2008.

(e) Cash of $9,073 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	80	$(286)
90-Day Euribor June Futures	Long	06/2009	217	(1,062)
90-Day Euribor March Futures	Long	03/2009	55	(236)
90-Day Euribor September Futures	Short	09/2008	60	219
90-Day Euribor September Futures	Long	09/2009	80	(323)
90-Day Eurodollar December Futures	Long	12/2009	306	(241)
90-Day Eurodollar June Futures	Long	06/2009	362	(48)
90-Day Eurodollar March Futures	Long	03/2010	209	(198)
90-Day Eurodollar September Futures	Long	09/2009	380	0
Euro-Bobl September Futures	Short	09/2008	171	160
Euro-Bobl September Futures Call Options Strike @ EUR 115.500	Long	09/2008	171	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	271	529
Euro-Schatz September Futures	Short	09/2008	66	58
Japan Government 10-Year Bond September Futures	Short	09/2008	1	(16)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,450	832
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	39	122
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	160	(434)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	84	(194)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	(161)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	105	(161)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	100	234

				$(1,206)

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	GSC	$400	$6
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	400	(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	600	(8)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP	1,000	(83)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%)	12/20/2012	BOA	8,100	180
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	JPM	4,900	549
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%)	03/20/2018	MSC	2,000	(81)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	CITI	500	4
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	GSC	400	6
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%)	06/20/2015	CITI	1,000	13
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	1,000	(5)
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%)	03/20/2016	CITI	1,000	17
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	600	(14)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	MSC	500	(10)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	CITI	1,800	67
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	BNP	2,400	90
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	BEAR	3,000	16
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	BNP	600	7
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	500	(39)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	600	(46)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	BNP	3,800	(267)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%	09/20/2012	JPM	6,300	(431)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.965%	09/20/2012	BCLY	4,900	(333)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	300	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	BNP	300	(18)
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.530%)	12/20/2012	BOA	10,000	43
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	CSFB	400	27
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	GSC	1,300	88
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.868%)	12/20/2012	BOA	5,000	(37)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	GSC	300	6
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	MSC	600	11
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	BNP	800	9
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	BOA	700	14
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	MSC	500	9
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	MSC	600	1
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	LEH	400	3
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	BNP	700	14

						$(216)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$4,270	$288
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	800	(57)
Dow Jones CDX N.A. HY9 Index	Sell	6.350%	12/20/2012	DUB	1,400	92
Dow Jones CDX N.A. HY9 Index	Sell	6.450%	12/20/2012	JPM	700	35
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	100	7
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	LEH	4,000	88
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	4,800	52
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	2,300	22
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	2,400	10
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	22,500	690
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	3,400	119
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	3,000	103
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	1,600	56
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	3,100	107
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	8,800	226
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	DUB	13,600	20
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	GSC	9,400	36
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%)	06/20/2013	MLP	1,600	(3)

						$1,891

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$128,100	$(307)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		6,000	(14)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		16,800	79
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		10,100	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		6,400	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,000	(131)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		24,700	(84)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		19,400	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		96,900	(749)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		3,600	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		8,500	159
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		12,900	(154)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		3,900	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		16,500	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		57,900	925
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		94,200	426
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,800	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,600	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,200	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,200	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,800	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,600	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,600	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		3,700	(148)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		6,900	(232)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		2,000	(106)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		4,500	(230)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		4,500	(227)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		16,000	(876)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		4,000	(203)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		2,200	(26)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		1,900	(18)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	11,300	(106)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		12,000	(113)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		16,200	(212)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		2,700	(36)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		8,600	(110)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		34,600	(598)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,400	62
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,500	72
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	1,300	158
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		100	4
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		3,200	4
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		963	15
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	9,500	(126)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		25,600	(529)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		10,300	(237)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		3,700	(84)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		10,800	(237)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		3,400	218
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		4,500	120
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,500	28
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,500	33
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,200	343
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,500,000	26
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,200	(26)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$4,800	(34)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	3,200	(320)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,600	(385)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		100	(12)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(182)

							$(4,636)

(g) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	282	$9	$4
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	750	14	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	624	11	10
Call - CBOT U.S. Treasury 10-Year Note September Futures	139.000	08/22/2008	44	1	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	407	7	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	1,540	28	23
Put - CBOT U.S. Treasury 10-Year Note September Futures	94.000	08/22/2008	44	1	1

				$71	$52

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$8
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	5
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,800	40	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	12

							$98	$47

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	4,300	$226	$706
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	227	157
Call - OTC U.S. dollar versus Japanese yen	JPY	111.000	12/01/2008		$3,000	54	4

						$507	$867

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	$123.000	07/17/2008	$110,000	$26	$0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	112.453	07/25/2008	36,800	4	0
Put - OTC Freddie Mac 6.000% due 07/01/2038	88.000	07/07/2008	35,400	4	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	79.000	07/18/2008	11,000	1	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	97.500	07/16/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	96.000	07/03/2008	45,000	4	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	89.000	07/29/2008	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	97.500	07/16/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	84.000	07/16/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	98.000	07/03/2008	60,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.000	07/02/2008	40,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.500	07/16/2008	15,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	88.000	07/18/2008	18,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	99.000	07/23/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	98.500	07/16/2008	90,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	103.000	07/03/2008	9,000	1	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	102.000	07/18/2008	44,000	3	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	103.500	07/02/2008	30,000	2	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	103.500	07/03/2008	75,000	6	0

				$90	$0

(h) Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	212	$202	$125
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	77	72	85
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	53	65	28
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	53	60	19
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	104	78	33
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	55	60	29
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	25	13	3

				$550	$322

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$275
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	5.250%	09/15/2008	6,000	160	26
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.150%	08/03/2009	400	10	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD- LIBOR	Receive	5.670%	08/07/2008	2,100	101	226
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD- LIBOR	Pay	5.670%	08/07/2008	2,100	77	1
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD- LIBOR	Receive	5.670%	08/07/2008	2,600	109	280
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD- LIBOR	Pay	5.670%	08/07/2008	2,600	110	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD- LIBOR	Receive	5.250%	09/15/2008	11,700	294	536
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD- LIBOR	Pay	5.250%	09/15/2008	11,700	283	50
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD- LIBOR	Receive	5.365%	09/20/2010	6,000	193	286
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD- LIBOR	Pay	5.365%	09/20/2010	6,000	193	171
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Receive	5.670%	08/07/2008	3,700	128	398
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Pay	5.670%	08/07/2008	3,700	183	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Receive	5.250%	09/15/2008	14,200	420	650
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Pay	5.250%	09/15/2008	14,200	285	61
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	5.250%	09/15/2008	8,300	208	380
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	5.250%	09/15/2008	8,300	201	36
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.400%	08/03/2009	1,300	42	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.550%	08/03/2009	600	18	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	5.365%	09/20/2010	17,000	489	811
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	5.365%	09/20/2010	17,000	602	483

							$4,296	$4,736

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	100.000	12/01/2008	$3,000	$50	$84

(i) Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$3,970	$3,743	0.56%

(j) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	07/01/2038	$9,400	$8,987	$9,011
Fannie Mae	5.500%	12/01/2038	183,100	180,869	180,497
Fannie Mae	6.000%	07/01/2038	13,600	13,664	13,721
Freddie Mac	5.500%	07/01/2038	40,000	39,508	39,406
Treasury Inflation Protected Securities	2.000%	07/15/2014	54,931	56,926	58,404
Treasury Inflation Protected Securities	2.000%	01/15/2016	156,801	163,035	165,431
Treasury Inflation Protected Securities	2.500%	07/15/2016	21,408	23,019	23,421
U.S. Treasury Bonds	4.375%	02/15/2038	12,000	11,370	11,937
U.S. Treasury Bonds	4.750%	02/15/2037	4,300	4,312	4,543
U.S. Treasury Bonds	5.000%	05/15/2037	3,800	3,980	4,127
U.S. Treasury Notes	2.500%	03/31/2013	7,000	6,649	6,812
U.S. Treasury Notes	3.500%	02/15/2018	55,260	53,310	54,030
U.S. Treasury Notes	3.625%	12/31/2012	1,830	1,865	1,862
U.S. Treasury Notes	3.625%	05/15/2013	2,000	2,025	2,042
U.S. Treasury Notes	3.875%	05/15/2018	3,200	3,100	3,199
U.S. Treasury Notes	4.125%	08/31/2012	6,200	6,343	6,524
U.S. Treasury Notes	4.250%	11/15/2013	35,700	37,338	37,528
U.S. Treasury Notes	4.250%	11/15/2017	2,130	2,148	2,192
U.S. Treasury Notes	4.500%	02/15/2016	18,400	19,081	19,737
U.S. Treasury Notes	4.750%	08/15/2017	9,500	9,915	10,274
U.S. Treasury Notes	4.875%	05/31/2011	15,000	15,666	15,929

				$663,110	$670,627

(3)	Market value includes $2,357 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,662	08/2008	$13	$0	$13
Sell	CHF	891	09/2008	0	(16)	(16)
Sell	EUR	5,733	07/2008	0	(92)	(92)
Sell	GBP	11,974	08/2008	0	(132)	(132)
Buy	JPY	980,645	07/2008	141	0	141
Sell		877,874	07/2008	0	(137)	(137)

				$154	$(377)	$(223)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,495,307	$0	$1,495,307
Other Financial Instruments++	(1,206)	(673,489)	(3,107)	(677,802)

Total	$(1,206)	$821,818	$(3,107)	$817,505

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(592)	0	0	(2,515)	0	(3,107)

Total	$(592)	$0	$0	$(2,515)	$0	$(3,107)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes.

Schedule of Investments

Short-Term Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.0%
Banking & Finance 11.1%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$2,936
Allstate Life Global Funding II
3.328% due 05/21/2010	25,000	24,854
American Express Centurion Bank
2.557% due 07/13/2010	10,000	9,816
American International Group, Inc.
8.175% due 05/15/2058	3,000	2,834
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,059
Bank of Scotland PLC
2.737% due 12/08/2010	5,000	4,893
2.756% due 07/17/2009	8,500	8,498
Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,863	6,104
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	2,995
CIT Group, Inc.
2.826% due 08/15/2008	4,250	4,246
3.049% due 01/30/2009	6,600	6,387
5.000% due 11/24/2008	10,700	10,471
Citigroup Funding, Inc.
3.820% due 05/07/2010	23,000	22,832
CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,886
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,464
Credit Suisse New York, Inc.
5.000% due 05/15/2013	6,500	6,335
DBS Bank Ltd.
2.940% due 05/16/2017	25,000	23,368
FIA Card Services N.A.
4.625% due 08/03/2009	18,380	18,341
First Union National Bank of Florida
6.180% due 02/15/2036	600	611
General Electric Capital Corp.
2.918% due 10/21/2010	9,220	9,164
Glitnir Banki HF
3.204% due 01/18/2012	2,000	1,550
Goldman Sachs Group, Inc.
2.882% due 03/02/2010	2,000	1,965
2.891% due 06/23/2009	10,000	9,898
3.250% due 07/23/2009	18,969	18,850
HSBC Finance Corp.
2.866% due 03/12/2010	13,300	12,933
2.878% due 10/21/2009	2,600	2,540
6.375% due 10/15/2011	6,000	6,143
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,379
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	4,925
John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,068
Kaupthing Bank HF
6.125% due 10/04/2016	3,000	2,194
Landsbanki Islands HF
3.338% due 08/25/2009	3,000	2,808
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010	4,000	3,750
6.200% due 09/26/2014	5,000	4,784
7.000% due 09/27/2027	2,000	1,856
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	25,000	24,616
Morgan Stanley
2.803% due 01/15/2010	6,000	5,805
2.820% due 05/07/2009	12,700	12,505
3.148% due 01/22/2009	2,000	1,981
3.184% due 10/18/2016	5,000	4,345
3.193% due 10/15/2015	3,000	2,633
4.778% due 05/14/2010	2,000	1,993
ORIX Corp.
5.480% due 11/22/2011	5,000	4,628
Rabobank Nederland NV
2.728% due 04/06/2009	800	799
Residential Capital LLC
8.000% due 02/22/2011	5,000	1,975
Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	2,500	2,476
SLM Corp.
3.150% due 10/25/2011	8,000	6,848
Textron Financial Corp.
4.600% due 05/03/2010	2,000	2,018
UBS AG
2.910% due 07/23/2009	5,000	4,943
3.729% due 06/19/2010	25,000	24,943
VTB Capital S.A.
3.384% due 08/01/2008	13,300	13,184
Wachovia Mortgage FSB
2.798% due 05/08/2009	2,000	1,988
Wells Fargo & Co.
2.481% due 03/22/2010	12,000	11,875
Wells Fargo Capital XIII
7.700% due 12/29/2049	3,000	2,986

		387,278

Industrials 4.1%
Alcan, Inc.
5.000% due 06/01/2015	2,500	2,402
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,380
5.875% due 10/15/2012	3,000	2,996
Avon Products, Inc.
5.125% due 01/15/2011	4,000	4,066
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,456
Comcast Corp.
3.010% due 07/14/2009	900	893
5.300% due 01/15/2014	5,000	4,856
CVS Caremark Corp.
2.982% due 06/01/2010	25,000	24,412
Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,291
EnCana Corp.
6.300% due 11/01/2011	2,500	2,568
HJ Heinz Co.
6.428% due 12/01/2020	6,800	6,860
JC Penney Corp., Inc.
7.375% due 08/15/2008	3,693	3,703
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,061
5.500% due 01/15/2016	3,000	2,887
Kellogg Co.
6.600% due 04/01/2011	2,000	2,106
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,178
Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,030
Kroger Co.
5.500% due 02/01/2013	4,000	4,018
Lennar Corp.
5.950% due 10/17/2011	3,000	2,520
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,059
Northwest Airlines, Inc.
7.150% due 10/01/2019	14,459	13,264
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,838
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,727
Transocean, Inc.
2.873% due 09/05/2008	8,100	8,090
United Airlines, Inc.
6.636% due 07/02/2022	1,459	1,210
Viacom, Inc.
5.750% due 04/30/2011	3,000	3,010
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,451
Weyerhaeuser Co.
3.802% due 09/24/2009	5,000	4,944
Wyeth
5.500% due 03/15/2013	2,500	2,555

		142,831

Utilities 0.8%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,975
Dominion Resources, Inc.
2.858% due 11/14/2008	2,800	2,762
5.200% due 01/15/2016	3,000	2,841
DPL, Inc.
6.875% due 09/01/2011	2,500	2,605
Exelon Corp.
6.750% due 05/01/2011	3,000	3,085
Florida Power Corp.
3.078% due 11/14/2008	3,400	3,391
FPL Group Capital, Inc.
3.694% due 06/17/2011	2,500	2,523
Ohio Power Co.
2.908% due 04/05/2010	4,000	3,923
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,526

		27,631

Total Corporate Bonds & Notes (Cost $575,175)		557,740

MUNICIPAL BONDS & NOTES 0.3%
Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (a)	11,000	11,000

Total Municipal Bonds & Notes (Cost $11,000)		11,000

U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	16,273	16,041
2.602% due 03/25/2034	475	461
2.632% due 10/25/2035	6,400	6,138
2.682% due 10/27/2037	29,400	28,126
2.782% due 03/25/2018 - 01/25/2034	1,357	1,352
2.832% due 05/25/2042 - 02/25/2044	1,093	1,077
2.882% due 08/25/2017 - 12/25/2033	1,330	1,316
2.932% due 02/25/2033	866	864
2.950% due 09/17/2027	173	173
2.981% due 05/18/2032	696	693
2.982% due 08/25/2031 - 09/25/2034	13,675	13,641
3.000% due 12/25/2013 - 01/25/2025	89	89
3.016% due 08/01/2033	477	480
3.031% due 12/18/2031	1,365	1,364
3.032% due 12/25/2030	155	154
3.100% due 04/25/2022 - 12/25/2023	240	241
3.132% due 09/25/2023 - 11/25/2031	730	731
3.150% due 10/25/2022	162	162
3.182% due 04/25/2032	1,257	1,243
3.200% due 09/25/2022	50	50
3.250% due 05/25/2022	224	224
3.268% due 04/01/2034	155	155
3.284% due 05/01/2034	445	459
3.300% due 12/25/2008 - 09/25/2020	176	175
3.328% due 06/01/2034	308	317
3.330% due 01/25/2022	210	210
3.375% due 07/01/2033	326	329
3.410% due 08/01/2033	36	35
3.421% due 08/01/2033 (d)	6,836	6,885
3.460% due 08/01/2033	1,157	1,153
3.482% due 04/25/2032	252	253
3.500% due 08/01/2010 - 01/01/2035	1,973	1,970
3.500% due 08/01/2013 (d)	3,490	3,396
3.514% due 08/01/2033 (d)	1,309	1,307
3.514% due 09/01/2033	353	351
3.526% due 08/01/2033	839	836
3.534% due 09/01/2033	386	384
3.545% due 04/01/2034	216	219
3.593% due 08/01/2033	297	295
3.598% due 06/01/2033	407	406
3.604% due 06/01/2033	548	543
3.650% due 09/25/2023 - 10/25/2023	286	290
3.656% due 01/01/2034	959	967
3.686% due 10/01/2043	58	58
3.700% due 05/25/2022	209	207
3.750% due 03/25/2022 - 01/01/2035	1,017	1,015
3.767% due 07/01/2034	520	518
3.770% due 03/25/2022	28	28
3.789% due 06/01/2033 (d)	1,724	1,757
3.793% due 04/01/2034	541	541
3.844% due 07/01/2033	147	148
3.865% due 08/01/2033	63	63
3.870% due 10/25/2021	82	81
3.882% due 07/01/2033	176	178
3.887% due 09/01/2033	454	451
3.890% due 09/01/2034	343	340
3.895% due 08/01/2033	123	125
3.908% due 05/01/2034	240	241
3.915% due 11/01/2033 (d)	3,402	3,413
3.932% due 08/01/2034	675	674
3.945% due 11/01/2033	832	826
3.950% due 11/01/2033	836	832
3.955% due 03/01/2034	264	264
3.970% due 05/01/2034	883	883
3.989% due 11/01/2033 (d)	3,335	3,377
3.992% due 03/01/2034 (d)	2,259	2,251
4.000% due 08/01/2010 - 12/01/2033	15,949	15,864
4.007% due 07/01/2033	1,055	1,051
4.013% due 06/01/2034	129	130
4.052% due 05/01/2033	247	249
4.055% due 03/01/2034	183	184
4.059% due 06/01/2033	392	394
4.060% due 08/01/2033 (d)	3,639	3,709
4.062% due 11/01/2034	87	88
4.068% due 05/01/2034	365	364
4.078% due 07/01/2033	697	709
4.097% due 06/01/2033 - 02/01/2035	813	815
4.108% due 05/01/2034	1,536	1,538
4.112% due 03/01/2034 - 04/01/2034	1,403	1,415
4.122% due 08/01/2035	1,414	1,416
4.126% due 12/01/2034	179	180
4.131% due 05/01/2035	851	858
4.132% due 07/01/2035	154	154
4.133% due 06/01/2033	829	830
4.134% due 11/01/2034	319	322
4.137% due 08/01/2033 - 04/01/2034	970	976
4.151% due 01/01/2035	159	161
4.154% due 03/01/2034	993	1,000
4.157% due 09/01/2033	291	295
4.174% due 09/01/2033	952	951
4.188% due 06/01/2034	2,237	2,253
4.192% due 01/01/2034	299	302
4.198% due 11/01/2033	649	649
4.204% due 12/01/2034	290	293
4.205% due 11/01/2034	124	126
4.210% due 03/01/2034	171	173
4.220% due 09/01/2033 - 04/01/2034	474	473
4.240% due 05/01/2033	222	224
4.242% due 03/01/2034	995	1,008
4.243% due 04/01/2034	505	509
4.244% due 02/01/2034	1,252	1,267
4.247% due 07/01/2035	646	646
4.250% due 04/25/2028 - 12/01/2033	1,837	1,852
4.255% due 09/01/2034	925	936
4.257% due 07/01/2034	1,314	1,318
4.264% due 04/01/2034	1,477	1,486
4.275% due 12/01/2034 - 03/01/2035	2,346	2,364
4.277% due 03/01/2034	896	910
4.282% due 01/01/2033 (d)	635	643
4.282% due 11/01/2034	2,029	2,037
4.284% due 03/01/2033	67	68
4.285% due 06/01/2034	1,012	1,024
4.287% due 08/01/2033 (d)	1,683	1,684
4.296% due 07/01/2034	672	677
4.306% due 12/01/2033 - 04/01/2034	1,088	1,102
4.311% due 04/25/2023	65	64
4.312% due 01/01/2034	489	490
4.318% due 10/01/2033	63	64
4.319% due 05/01/2034	2,928	2,953
4.322% due 07/01/2034	371	374
4.325% due 05/01/2034	434	438
4.326% due 06/01/2036	386	386
4.329% due 01/01/2035	792	804
4.343% due 11/01/2034	178	179
4.345% due 09/01/2033	930	948
4.352% due 11/01/2035	405	405
4.360% due 06/01/2034	183	185
4.361% due 09/01/2035	2,357	2,386
4.366% due 02/01/2034	586	592
4.370% due 11/01/2034	391	395
4.372% due 05/01/2033	57	58
4.375% due 03/01/2035	1,452	1,451
4.379% due 03/01/2033	174	176
4.380% due 04/01/2034 (d)	2,154	2,159
4.380% due 03/01/2035	3,045	3,070
4.381% due 03/01/2034	1,283	1,293
4.383% due 12/01/2034	219	222
4.385% due 04/01/2033	178	180
4.388% due 05/01/2033	112	114
4.389% due 09/01/2032 (d)	417	423
4.393% due 04/01/2034	416	420
4.395% due 11/01/2034	248	251
4.421% due 02/01/2034	90	91
4.426% due 09/01/2034	1,000	1,027
4.435% due 01/01/2035	223	226
4.438% due 07/01/2034	1,775	1,795
4.443% due 01/01/2035	780	788
4.446% due 09/01/2033 (d)	1,351	1,364
4.453% due 07/01/2034	1,422	1,432
4.457% due 04/01/2033	328	331
4.471% due 04/01/2033 (d)	2,500	2,528
4.476% due 09/01/2019	950	957
4.481% due 11/01/2033 - 10/01/2034	1,414	1,437
4.484% due 10/01/2036	1,306	1,319
4.500% due 11/01/2009 - 08/01/2035	53,062	53,056
4.500% due 06/01/2013 - 03/01/2014 (d)	5,138	5,115
4.513% due 11/01/2034	103	105
4.515% due 12/01/2034	189	190
4.519% due 04/01/2034	174	176
4.527% due 07/01/2035	851	857
4.535% due 03/01/2036	293	295
4.536% due 08/01/2034	3,294	3,376
4.540% due 08/01/2034	827	838
4.545% due 01/01/2034	1,076	1,087
4.546% due 10/01/2033 (d)	2,196	2,199
4.547% due 07/01/2035 (d)	4,911	4,929
4.548% due 11/01/2033	260	261
4.554% due 08/01/2033	1,213	1,214
4.557% due 05/01/2033 (d)	1,722	1,743
4.558% due 02/01/2035	284	285
4.570% due 05/01/2035	1,158	1,176
4.576% due 08/01/2034	1,773	1,813
4.580% due 06/01/2033 - 03/01/2035	3,140	3,184
4.583% due 04/01/2033	24	25
4.587% due 03/01/2035	2,763	2,798
4.596% due 06/01/2033	403	403
4.600% due 04/01/2034 - 01/01/2035	1,966	1,980
4.601% due 06/01/2035	514	518
4.602% due 06/01/2035	182	184
4.608% due 09/01/2034	649	659
4.616% due 07/01/2034	245	249
4.617% due 08/01/2033 (d)	1,358	1,364
4.621% due 09/01/2035	813	819
4.630% due 01/01/2035 (d)	6,029	6,111
4.632% due 04/01/2034 (d)	1,848	1,872
4.635% due 10/01/2033	430	434
4.636% due 10/01/2034	104	106
4.637% due 03/25/2027	1,114	1,072
4.640% due 07/01/2033	84	85
4.646% due 07/01/2035	56	56
4.647% due 03/01/2033 (d)	1,690	1,708
4.648% due 08/01/2035	2,983	2,989
4.653% due 03/25/2027	474	473
4.666% due 02/01/2033	196	197
4.675% due 07/01/2035	1,670	1,691
4.677% due 07/01/2035	2,944	2,970
4.685% due 10/01/2034 (d)	5,818	5,914
4.685% due 10/01/2035	751	758
4.686% due 04/01/2033	767	776
4.693% due 02/01/2035	2,609	2,639
4.698% due 04/01/2033 (d)	1,501	1,519
4.700% due 06/01/2034	649	655
4.705% due 07/01/2034	1,208	1,223
4.707% due 10/01/2035	1,021	1,032
4.708% due 02/01/2033	369	371
4.723% due 08/01/2035	1,387	1,393
4.730% due 09/01/2035	2,280	2,289
4.735% due 03/01/2035	1,519	1,530
4.737% due 11/01/2032 (d)	1,390	1,409
4.739% due 02/01/2035	475	482
4.740% due 07/01/2035	597	603
4.742% due 07/01/2034 - 10/01/2034	1,674	1,700
4.744% due 09/01/2034	47	48
4.750% due 03/01/2034 - 07/01/2034	1,506	1,512
4.753% due 02/01/2035	279	282
4.754% due 07/01/2036	771	770
4.760% due 07/01/2035	252	254
4.763% due 04/01/2035	1,367	1,375
4.764% due 11/01/2034	732	743
4.767% due 12/01/2032	373	375
4.769% due 03/01/2035	1,336	1,341
4.774% due 10/01/2024 - 08/01/2035	348	351
4.783% due 01/01/2033 - 07/01/2035	418	423
4.791% due 02/01/2035	330	333
4.794% due 11/01/2035	1,268	1,285
4.794% due 05/01/2036 (d)	1,746	1,750
4.804% due 02/01/2035	79	81
4.805% due 01/01/2033	167	169
4.806% due 11/01/2043	371	373
4.809% due 11/01/2033 (d)	1,334	1,350
4.811% due 01/01/2036	70	70
4.814% due 10/01/2035	489	494
4.823% due 09/01/2034	1,769	1,793
4.824% due 11/01/2034	2,286	2,319
4.832% due 01/01/2035	138	139
4.833% due 11/01/2032	222	224
4.837% due 10/01/2034	1,553	1,591
4.838% due 03/01/2035	2,423	2,436
4.848% due 11/01/2032 (d)	527	528
4.850% due 02/01/2013 - 05/01/2036	311	312
4.852% due 07/01/2034 - 01/01/2035	895	904
4.854% due 01/01/2035	218	220
4.855% due 01/01/2033	39	39
4.857% due 10/01/2034	3,206	3,262
4.863% due 10/01/2035	1,715	1,731
4.865% due 09/01/2035	2,736	2,760
4.866% due 04/01/2035	137	138
4.868% due 01/01/2036	4,199	4,243
4.870% due 01/01/2033	76	78
4.873% due 08/01/2035	784	797
4.879% due 04/01/2035 - 07/01/2036	1,392	1,430
4.883% due 05/01/2035 (d)	6,241	6,306
4.886% due 05/01/2036 (d)	424	425
4.896% due 05/01/2033 (d)	2,010	2,017
4.897% due 12/01/2035	567	566
4.902% due 07/01/2036	2,210	2,226
4.905% due 09/01/2034	4,129	4,181
4.920% due 02/01/2035	201	202
4.925% due 09/01/2035	4,563	4,622
4.930% due 03/01/2035	1,358	1,377
4.934% due 02/01/2034	551	561
4.940% due 12/01/2034	187	188
4.941% due 05/01/2035	429	430
4.950% due 12/01/2034	476	479
4.951% due 06/01/2034	1,128	1,143
4.953% due 08/01/2034	2,542	2,579
4.954% due 01/01/2033 (d)	2,177	2,245
4.954% due 04/01/2035	228	230
4.961% due 02/01/2034	405	408
4.964% due 07/01/2035	171	174
4.982% due 03/01/2036	1,266	1,283
4.992% due 03/01/2036	715	713
4.994% due 07/01/2042 - 07/01/2044	3,086	3,086
4.998% due 07/01/2035	151	152
5.000% due 02/01/2009 - 01/01/2035	23,638	23,862
5.000% due 10/01/2009 - 11/01/2013 (d)	4,245	4,272
5.005% due 07/01/2035	2,489	2,520
5.006% due 01/01/2036	161	164
5.013% due 12/01/2035	256	259
5.028% due 05/01/2035	3,980	4,025
5.043% due 11/01/2035	3,188	3,223
5.044% due 09/01/2041	111	110
5.049% due 10/01/2033 (d)	2,766	2,782
5.052% due 07/01/2035	222	223
5.058% due 01/01/2035	3,408	3,499
5.075% due 09/01/2035	1,690	1,722
5.079% due 07/01/2036	1,447	1,469
5.096% due 06/01/2035	1,973	1,998
5.101% due 05/01/2037	855	850
5.102% due 03/01/2033	192	195
5.128% due 12/01/2035	551	555
5.137% due 12/01/2035	793	798
5.139% due 05/01/2035	783	799
5.144% due 08/01/2032	310	315
5.154% due 12/01/2035	920	931
5.171% due 09/01/2035	967	991
5.186% due 02/01/2033	114	115
5.194% due 09/01/2040	35	35
5.207% due 04/01/2033 (d)	1,603	1,660
5.211% due 02/01/2036	919	934
5.232% due 01/01/2037	58	59
5.254% due 05/01/2036 - 07/01/2037	1,328	1,348
5.255% due 05/01/2035	772	781
5.265% due 04/01/2036	756	770
5.271% due 09/01/2034	2,185	2,219
5.280% due 02/01/2036	142	144
5.290% due 04/01/2033	156	158
5.301% due 05/01/2036	651	664
5.309% due 01/01/2019 (d)	436	434
5.318% due 02/01/2035	334	338
5.324% due 06/01/2035	2,533	2,568
5.325% due 11/01/2036	1,279	1,285
5.376% due 05/01/2036	2,005	2,036
5.378% due 02/01/2036	111	113
5.389% due 12/01/2035	974	991
5.393% due 03/01/2038	1,000	1,010
5.400% due 10/01/2035 (d)	8,827	9,024
5.420% due 11/01/2036	523	530
5.422% due 03/01/2033	200	203
5.426% due 10/01/2032	320	324
5.445% due 01/01/2036	246	249
5.479% due 08/01/2046	1,102	1,103
5.497% due 04/01/2036	70	71
5.500% due 02/01/2009 - 02/01/2036	8,954	9,094
5.500% due 02/01/2022 (d)	1,015	1,033
5.513% due 11/01/2031	164	164
5.519% due 05/01/2032	346	353
5.526% due 12/01/2032 (d)	562	563
5.546% due 10/01/2012	69	69
5.555% due 07/01/2036	583	594
5.578% due 12/01/2036	1,552	1,580
5.588% due 10/01/2036	4,804	4,890
5.591% due 12/01/2036	2,112	2,148
5.613% due 01/01/2036	62	63
5.627% due 04/01/2036	4,172	4,251
5.653% due 04/01/2037 (d)	5,373	5,453
5.692% due 12/01/2036	164	167
5.699% due 05/01/2037	2,766	2,810
5.745% due 11/01/2035	322	329
5.766% due 12/01/2018	45	46
5.788% due 11/01/2035	808	826
5.899% due 05/01/2036	1,075	1,089
5.934% due 02/01/2033	109	109
5.944% due 09/01/2035 (d)	5,070	5,169
5.950% due 02/25/2044	3,356	3,407
5.965% due 09/01/2017	38	39
5.990% due 07/01/2036	54	55
6.000% due 09/25/2014 - 08/25/2044	5,102	5,236
6.007% due 03/01/2037	892	909
6.034% due 08/25/2042	116	115
6.042% due 01/01/2035	44	44
6.061% due 01/01/2033	75	77
6.100% due 02/25/2009	74	75
6.189% due 09/01/2036	72	73
6.194% due 07/01/2029	57	58
6.220% due 04/01/2040 (d)	1,634	1,670
6.250% due 05/25/2042	107	111
6.360% due 08/01/2036	833	840
6.431% due 02/01/2037	665	685
6.470% due 12/01/2040	258	260
6.500% due 11/01/2008 - 01/25/2044	4,361	4,541
6.682% due 11/01/2014	39	39
6.752% due 07/01/2018	53	53
7.000% due 12/01/2009 - 02/25/2044	650	681
7.000% due 09/01/2011 (d)	698	730
7.143% due 04/01/2024	14	14
7.145% due 11/01/2025	128	130
7.218% due 09/01/2032	194	196
7.368% due 09/01/2029	279	281
7.500% due 12/01/2014 - 05/25/2042	522	551
7.504% due 06/01/2030	97	102
7.660% due 05/01/2015 (d)	2,440	2,669
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	404	438
9.000% due 04/01/2020 - 01/01/2026	216	238
9.500% due 07/01/2021 - 06/01/2025	211	235
Freddie Mac
2.500% due 04/15/2013	306	305
2.742% due 08/25/2031	937	911
2.762% due 09/25/2031	1,017	1,005
2.771% due 04/15/2035 - 03/15/2036	69	68
2.821% due 06/15/2018 - 06/15/2031	7,230	7,163
2.832% due 06/25/2029	226	209
2.871% due 11/15/2032	141	140
2.882% due 05/25/2043	2,896	2,922
2.950% due 03/15/2024	250	250
2.971% due 01/15/2032	81	81
3.000% due 05/15/2022 - 10/15/2026	655	652
3.021% due 04/15/2028 - 03/15/2032	1,751	1,748
3.071% due 06/15/2029 - 12/15/2031	1,864	1,862
3.100% due 08/15/2022 - 03/15/2023	739	741
3.200% due 04/15/2022	146	146
3.409% due 03/15/2029	1,004	1,009
3.500% due 08/01/2008 - 03/15/2018	662	659
3.627% due 10/01/2033 (d)	562	569
3.661% due 10/15/2013	144	143
3.862% due 07/01/2033 (d)	1,652	1,675
3.870% due 12/15/2013	24	24
3.876% due 08/01/2033	150	151
3.887% due 05/01/2034	1,357	1,360
3.905% due 06/01/2033	63	63
3.957% due 03/01/2034	705	713
3.972% due 04/01/2034	1,891	1,913
4.000% due 08/01/2008 - 10/15/2026	27,336	27,218
4.002% due 04/01/2034	591	598
4.019% due 03/01/2034 (d)	2,084	2,077
4.087% due 01/01/2035	92	93
4.096% due 11/01/2033	184	186
4.124% due 04/01/2034	1,404	1,406
4.146% due 04/01/2034	389	392
4.147% due 01/01/2035	153	155
4.165% due 02/01/2034	921	932
4.166% due 01/01/2034	596	602
4.193% due 10/01/2034	1,038	1,059
4.194% due 07/01/2034	486	489
4.219% due 03/01/2034 (d)	2,497	2,517
4.230% due 07/01/2033	373	376
4.233% due 03/01/2034	354	356
4.239% due 10/01/2033	360	366
4.250% due 11/15/2020 - 09/15/2024	6,974	6,972
4.254% due 12/01/2033	334	338
4.280% due 01/01/2034	159	161
4.286% due 12/01/2033	488	495
4.302% due 11/01/2034 (d)	2,846	2,862
4.306% due 03/01/2035	233	235
4.321% due 10/01/2033 (d)	1,047	1,059
4.332% due 11/01/2033	343	346
4.333% due 11/01/2034	949	947
4.343% due 09/01/2035	134	134
4.345% due 12/01/2034	103	104
4.379% due 01/01/2035	639	645
4.412% due 12/01/2033	481	488
4.415% due 09/01/2034	173	175
4.452% due 08/01/2035	1,892	1,902
4.454% due 01/01/2035	788	796
4.468% due 11/01/2034	1,243	1,251
4.483% due 09/01/2036	503	507
4.488% due 03/01/2035	920	931
4.500% due 07/01/2008 - 08/15/2034	63,298	63,437
4.500% due 06/01/2013 - 08/01/2015 (d)	18,174	18,069
4.520% due 12/01/2034 (d)	2,698	2,730
4.537% due 12/01/2034	88	89
4.538% due 09/01/2034	255	258
4.550% due 03/01/2035 (d)	4,096	4,140
4.571% due 11/01/2034	1,340	1,358
4.592% due 01/01/2035	96	97
4.634% due 03/01/2035	1,025	1,038
4.741% due 04/01/2035	2,517	2,536
4.746% due 09/01/2034 (d)	2,394	2,415
4.748% due 12/01/2034 (d)	6,448	6,526
4.750% due 12/15/2016 - 01/15/2031	1,872	1,884
4.752% due 07/01/2036	957	961
4.766% due 10/01/2034 (d)	2,071	2,081
4.774% due 09/01/2035	501	508
4.796% due 11/01/2034	552	559
4.815% due 05/01/2035 (d)	5,061	5,106
4.817% due 02/01/2035 (d)	3,159	3,167
4.836% due 01/01/2035	867	872
4.837% due 03/01/2035	620	630
4.848% due 09/01/2035	134	136
4.853% due 08/01/2015	72	72
4.867% due 07/01/2035	994	1,003
4.871% due 04/01/2034	36	37
4.884% due 07/01/2035	1,337	1,328
4.908% due 07/01/2035	62	63
4.915% due 04/01/2035	881	890
4.931% due 12/01/2032	204	206
4.933% due 07/01/2033	71	70
4.940% due 08/01/2036 (d)	7,030	7,078
4.969% due 08/01/2034	1,138	1,155
4.973% due 12/01/2034 (d)	2,616	2,628
4.980% due 01/01/2036	147	147
4.983% due 03/01/2035	70	70
4.994% due 10/25/2044 - 02/25/2045	902	873
4.995% due 06/01/2035	137	139
5.000% due 05/01/2009 - 11/15/2029	59,704	60,381
5.000% due 04/01/2013 - 11/01/2017 (d)	9,099	9,052
5.001% due 05/01/2035	1,327	1,340
5.009% due 05/01/2033	47	46
5.041% due 12/01/2035	112	113
5.099% due 08/01/2035	1,011	1,024
5.125% due 09/01/2034	440	445
5.141% due 05/01/2035	724	735
5.151% due 03/01/2035	1,207	1,222
5.169% due 11/01/2033 (d)	3,204	3,188
5.183% due 11/01/2033 (d)	3,981	3,948
5.194% due 07/25/2044	5,517	5,166
5.195% due 11/01/2035	3,731	3,787
5.196% due 10/01/2032 (d)	497	501
5.220% due 02/01/2019	132	132
5.230% due 08/01/2036	1,402	1,419
5.235% due 03/01/2036	2,098	2,129
5.239% due 02/01/2036	103	104
5.241% due 04/01/2036	484	491
5.243% due 09/01/2035	903	914
5.267% due 02/01/2036	137	138
5.272% due 02/01/2036	103	104
5.273% due 09/01/2035 - 02/01/2037	2,099	2,117
5.283% due 02/01/2036	186	189
5.298% due 10/01/2035	2,054	2,076
5.301% due 02/01/2037	144	146
5.333% due 01/01/2037	3,925	3,966
5.348% due 12/01/2036	976	985
5.354% due 12/01/2035	4,566	4,648
5.389% due 02/01/2036	272	277
5.408% due 10/01/2036 (d)	6,347	6,348
5.422% due 01/01/2030	186	188
5.480% due 12/01/2036	3,072	3,107
5.500% due 08/01/2009 - 07/01/2038	19,325	19,318
5.529% due 08/01/2036	991	997
5.540% due 10/01/2035	269	271
5.550% due 11/15/2027	5	5
5.570% due 11/01/2036	2,102	2,128
5.593% due 08/01/2036	620	627
5.609% due 12/01/2035	884	893
5.636% due 04/01/2037	2,074	2,104
5.667% due 05/01/2037 (d)	5,716	5,801
5.683% due 02/01/2037	3,816	3,889
5.689% due 03/01/2036	136	137
5.726% due 02/01/2036	4,028	4,081
5.767% due 11/01/2035	31	32
5.780% due 04/01/2032 (d)	434	436
5.787% due 04/01/2036	488	492
5.814% due 11/01/2036	134	136
5.815% due 01/01/2037	110	112
5.826% due 03/01/2030	193	196
5.830% due 03/01/2032 (d)	565	570
5.871% due 04/01/2032 (d)	828	836
5.888% due 07/01/2036	52	53
5.948% due 11/01/2036	98	98
6.000% due 11/15/2008 - 10/01/2033	9,817	10,054
6.000% due 06/01/2017 - 07/01/2017 (d)	2,217	2,277
6.167% due 07/01/2019	17	17
6.250% due 12/15/2023 - 03/15/2028	1,139	1,151
6.500% due 05/15/2012	95	96
6.892% due 12/01/2034	72	72
7.000% due 06/01/2017 - 07/15/2027	171	180
7.017% due 09/01/2034	118	118
7.021% due 11/01/2031	218	220
7.099% due 10/01/2029	34	34
7.438% due 08/01/2023	23	23
Ginnie Mae
2.671% due 01/16/2031	46	46
2.829% due 06/20/2032	152	151
2.871% due 02/16/2032	268	266
2.882% due 06/20/2030 - 04/20/2031	777	776
2.921% due 03/16/2031	312	311
2.971% due 04/16/2030 - 04/16/2032	360	358
4.000% due 09/16/2025	109	109
4.500% due 08/16/2028 - 08/20/2035	2,837	2,855
5.000% due 05/20/2030	2,708	2,746
5.125% due 10/20/2029	1,744	1,752
5.250% due 01/20/2030	23	23
5.375% due 02/20/2025 - 01/20/2027	843	846
5.625% due 07/20/2026 - 07/20/2031	1,738	1,756
6.000% due 10/20/2012 - 03/15/2032	478	482
6.500% due 07/20/2017	59	59
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027	50	55
Small Business Administration
5.090% due 10/01/2025	3,051	2,998
6.100% due 02/01/2009	37	37

Total U.S. Government Agencies (Cost $964,071)		977,775

MORTGAGE-BACKED SECURITIES 38.0%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	807	807
5.000% due 07/25/2018	1,642	1,588
Adjustable Rate Mortgage Trust
2.732% due 10/25/2035	45	33
2.852% due 01/25/2035	1,741	1,494
2.852% due 02/25/2035	1,973	1,667
4.584% due 05/25/2035	1,189	1,159
4.829% due 01/25/2036	3,314	3,186
5.016% due 01/25/2035	3,108	2,996
5.376% due 11/25/2035	982	909
5.417% due 01/25/2036	888	840
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,379	1,211
4.390% due 02/25/2045	1,220	1,092
4.440% due 02/25/2045	2,897	2,592
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,749	1,644
Banc of America Commercial Mortgage, Inc.
4.342% due 03/11/2041	1,248	1,238
4.875% due 06/10/2039	3,899	3,905
Banc of America Funding Corp.
4.105% due 03/20/2035	232	230
4.110% due 05/25/2035	2,681	2,508
4.420% due 11/20/2034	6,275	5,749
5.357% due 11/20/2035	723	674
Banc of America Large Loan, Inc.
2.981% due 08/15/2029	13,711	12,880
Banc of America Mortgage Securities, Inc.
2.882% due 03/25/2034	266	256
3.701% due 04/25/2034	1,147	1,115
3.856% due 02/25/2034	4,521	4,318
4.144% due 07/25/2034	8,000	7,913
4.500% due 02/25/2018	1,446	1,440
5.000% due 12/25/2018	338	327
5.000% due 05/25/2035	8,212	8,195
5.250% due 03/25/2034	423	418
5.270% due 10/25/2035	293	274
5.500% due 04/25/2033	732	732
6.500% due 09/25/2033	970	951
6.858% due 02/25/2033	832	818
Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	2,246	2,250
Bear Stearns Adjustable Rate Mortgage Trust
3.989% due 07/25/2034	491	477
4.593% due 01/25/2034	1,604	1,479
4.625% due 10/25/2035	6,486	6,234
4.650% due 10/25/2035	300	278
4.725% due 10/25/2033	9	9
4.747% due 01/25/2034	1,104	1,060
4.750% due 10/25/2035	15,032	14,800
4.789% due 10/25/2034	9,204	8,750
4.845% due 01/25/2035	328	313
4.879% due 10/25/2033	6	6
4.928% due 10/25/2033	57	55
4.960% due 01/25/2035	1,812	1,745
5.033% due 04/25/2033	104	101
5.425% due 04/25/2033	217	205
5.615% due 02/25/2033	72	68
5.760% due 11/25/2034	2,354	2,314
6.383% due 05/25/2033	3	3
6.736% due 02/25/2033	10	10
Bear Stearns Alt-A Trust
2.642% due 02/25/2034	1,704	1,227
2.652% due 08/25/2036	39	27
2.682% due 02/25/2034	6,951	4,413
4.909% due 11/25/2034	11,926	10,964
5.372% due 05/25/2035	225	193
5.728% due 11/25/2035	54	28
5.796% due 11/25/2036	1,001	737
5.869% due 01/25/2036	5,056	4,133
5.916% due 02/25/2036	39,765	30,658
6.250% due 08/25/2036	9,607	7,504
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	19,386	19,162
5.016% due 02/11/2044	2,328	2,292
5.243% due 12/11/2038	800	718
5.817% due 05/14/2016	5,250	5,356
6.020% due 02/14/2031	26,445	26,553
6.440% due 06/16/2030	447	447
Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	20,469	20,290
Cendant Mortgage Corp.
5.250% due 10/25/2033	64	64
Chase Mortgage Finance Corp.
4.353% due 02/25/2037	10,898	10,241
5.000% due 04/25/2018	502	500
5.237% due 12/25/2035	2,931	2,901
5.250% due 01/25/2034	2,551	2,541
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	3,444	3,442
5.000% due 02/25/2035	200	165
5.500% due 09/25/2035	1,230	1,216
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	204	191
Citigroup Mortgage Loan Trust, Inc.
3.282% due 08/25/2035	724	622
4.248% due 08/25/2035	13,929	13,165
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	6,485
5.617% due 10/15/2048	15,000	14,442
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	936	907
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	19,337
6.455% due 05/15/2032	629	629
Countrywide Alternative Loan Trust
2.682% due 06/25/2037	1,698	1,190
2.882% due 03/25/2034	534	505
4.528% due 02/25/2036	935	713
4.838% due 07/20/2035	938	692
5.414% due 10/25/2035	585	550
5.465% due 06/25/2037	8,182	6,028
5.500% due 02/25/2034	204	196
6.166% due 08/25/2036	1,316	1,259
6.500% due 06/25/2033	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
2.752% due 02/25/2035	583	479
2.822% due 06/25/2035	6,412	5,654
2.832% due 08/25/2035	957	911
3.775% due 10/25/2033	5,000	4,968
4.352% due 06/20/2035	1,046	916
4.500% due 10/25/2018	90	78
4.688% due 08/25/2034	9,125	8,825
4.842% due 04/20/2035	5,791	5,613
4.873% due 08/25/2034	9,978	9,688
5.000% due 02/25/2033	317	315
5.000% due 05/25/2034	3,486	3,395
5.250% due 02/20/2036	127	101
5.259% due 01/20/2035	1,033	953
5.500% due 04/25/2033	5,077	5,077
5.500% due 01/25/2034	20	19
5.500% due 10/25/2035	2,753	2,746
5.500% due 11/25/2035	3,462	3,389
5.850% due 05/25/2036	744	730
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	744
5.467% due 09/15/2039	20,000	19,049
CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	10,195	9,910
4.585% due 10/25/2033	7,312	7,036
4.668% due 01/25/2034	8,326	7,758
5.097% due 07/25/2033	1,809	1,707
5.169% due 03/25/2034	174	172
6.500% due 04/25/2033	274	258
6.763% due 11/25/2032	39	37
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	18,685
5.484% due 04/15/2047	700	653
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036	269	264
2.552% due 01/25/2047	1,075	1,003
2.562% due 03/25/2037	5,873	5,622
5.000% due 10/25/2018	660	626
5.500% due 12/25/2035	2,000	1,639
First Horizon Alternative Mortgage Securities
4.628% due 07/25/2035	608	492
5.401% due 09/25/2035	184	155
First Horizon Asset Securities, Inc.
2.752% due 02/25/2035	40	37
4.384% due 12/25/2033	1,926	1,879
4.911% due 02/25/2035	1,241	1,216
5.000% due 03/25/2034	4,808	4,760
5.188% due 06/25/2033	6,355	6,254
6.000% due 05/25/2036	679	681
First Republic Mortgage Loan Trust
2.771% due 08/15/2032	2,509	2,268
2.821% due 11/15/2031	445	412
2.871% due 11/15/2032	552	516
2.962% due 06/25/2030	576	519
GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	11,000	10,691
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	18,948
6.420% due 05/15/2035	57	57
GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	1,865	1,499
5.298% due 11/19/2035	1,018	968
5.500% due 09/25/2034	5,883	5,817
Greenwich Capital Commercial Funding Corp.
4.344% due 06/10/2036	2,090	2,087
5.444% due 03/10/2039	25,000	23,345
GS Mortgage Securities Corp. II
3.500% due 03/06/2020	3,000	2,649
GSAA Trust
6.000% due 04/01/2034	1,704	1,686
GSR Mortgage Loan Trust
2.832% due 01/25/2034	2,649	2,363
3.930% due 06/25/2034	1,308	1,222
4.397% due 12/25/2034	22,825	21,340
4.500% due 08/25/2019	1,029	1,016
4.510% due 03/25/2033	138	132
4.519% due 06/25/2034	108	100
4.539% due 09/25/2035	10,422	10,109
4.540% due 09/25/2035	13,892	12,897
5.000% due 08/25/2019	684	669
5.020% due 05/25/2035	312	309
5.347% due 11/25/2035	1,409	1,333
6.000% due 03/25/2032	55	55
GSRPM Mortgage Loan Trust
2.882% due 11/25/2031	912	910
Harborview Mortgage Loan Trust
2.628% due 04/19/2038	2,683	1,880
2.672% due 01/19/2038	38,493	27,565
2.672% due 02/19/2046	2,866	2,160
2.682% due 02/19/2046	151	118
2.702% due 05/19/2035	159	121
3.938% due 06/19/2034	10,000	8,938
5.172% due 05/19/2033	3,267	3,154
Impac CMB Trust
3.382% due 10/25/2033	2,031	1,936
Indymac ARM Trust
6.124% due 01/25/2032	16	13
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	1,059	987
2.582% due 01/25/2037	759	715
2.702% due 04/25/2046	2,359	1,663
3.262% due 05/25/2034	739	635
6.550% due 01/25/2035	4,251	3,871
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	9,877
5.336% due 05/15/2047	16,100	15,134
5.429% due 12/12/2043	20,000	18,982
5.475% due 04/15/2043	20,000	19,154
5.552% due 05/12/2045	20,000	19,174
JPMorgan Mortgage Trust
4.492% due 06/25/2035	139	133
4.766% due 07/25/2035	4,057	3,532
4.832% due 12/25/2034	769	740
4.843% due 12/25/2034	210	198
4.881% due 04/25/2035	714	679
4.948% due 11/25/2035	19,033	18,762
4.971% due 08/25/2035	4,693	4,646
5.005% due 07/25/2035	2,001	1,917
5.120% due 10/25/2035	600	562
5.299% due 07/25/2035	11,688	11,384
5.379% due 08/25/2035	1,400	1,328
5.403% due 11/25/2035	903	864
5.500% due 10/25/2035	597	548
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	56	56
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	1,181	1,124
Lehman XS Trust
2.562% due 07/25/2046	403	393
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	28,085	26,545
4.697% due 07/25/2034	6,715	6,442
4.848% due 01/25/2036	240	232
MASTR Asset Securitization Trust
5.000% due 04/25/2018	4,622	4,619
5.000% due 05/25/2018	1,057	1,052
5.250% due 09/25/2033	302	301
5.500% due 09/25/2033	2,152	2,017
5.750% due 05/25/2036	8,920	8,910
Mellon Residential Funding Corp.
2.901% due 08/15/2032	585	560
2.911% due 12/15/2030	325	302
2.994% due 06/15/2030	661	624
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	929
5.414% due 07/12/2046	28,500	27,085
5.485% due 03/12/2051	500	467
Merrill Lynch Floating Trust
2.541% due 06/15/2022	1,683	1,583
Merrill Lynch Mortgage Investors, Inc.
2.380% due 09/25/2033	54	54
4.872% due 06/25/2035	3,213	3,108
Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	20,000	19,278
MLCC Mortgage Investors, Inc.
2.792% due 08/25/2028	271	269
2.812% due 06/25/2028	648	620
2.848% due 11/25/2029	157	149
3.321% due 03/25/2030	231	215
3.481% due 03/25/2028	2,173	1,989
4.250% due 10/25/2035	4,837	4,628
4.705% due 01/25/2029	4,842	4,768
4.958% due 04/25/2035	580	556
Morgan Stanley Capital I
2.542% due 10/15/2020	2,408	2,250
5.332% due 12/15/2043	20,000	18,848
5.378% due 11/14/2042	14,000	13,665
5.544% due 11/12/2049	900	811
5.692% due 04/15/2049	600	567
6.540% due 04/03/2014	11,000	11,170
Morgan Stanley Dean Witter Capital I
5.720% due 12/18/2032	12,620	12,745
Morgan Stanley Mortgage Loan Trust
4.367% due 07/25/2034	3,364	3,316
4.750% due 08/25/2034	577	576
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	174	142
Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	1,605	1,387
Prime Mortgage Trust
2.882% due 02/25/2019	15	14
2.882% due 02/25/2034	37	34
Provident Funding Mortgage Loan Trust
4.040% due 04/25/2034	277	276
4.612% due 08/25/2033	304	295
RAAC Series 2005-SP1
5.250% due 09/25/2034	2,750	2,749
Residential Accredit Loans, Inc.
2.762% due 12/25/2045	4,175	3,078
2.782% due 08/25/2035	1,170	908
2.912% due 02/25/2033	1,109	1,010
5.384% due 04/25/2035	15	10
Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,333	2,353
Residential Asset Securitization Trust
2.982% due 03/25/2033	770	706
3.750% due 10/25/2018	79	72
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	152	150
5.593% due 02/25/2036	699	655
6.500% due 03/25/2032	173	169
Sequoia Mortgage Trust
2.632% due 05/20/2034	1,180	1,121
2.782% due 12/20/2034	518	489
2.859% due 10/20/2027	494	435
2.879% due 10/20/2027	499	478
2.932% due 12/20/2032	555	526
Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	21,285	15,333
2.722% due 03/25/2035	484	357
2.782% due 09/25/2034	455	426
4.260% due 03/25/2034	859	842
4.880% due 07/25/2034	539	523
4.940% due 03/25/2034	185	169
5.305% due 08/25/2034	3,361	3,048
5.505% due 07/25/2035	675	633
Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	3,835	3,657
2.612% due 03/25/2037	534	411
2.652% due 03/25/2037	6,542	4,476
2.672% due 03/25/2037	5,837	4,260
2.702% due 05/25/2036	9,332	6,548
2.712% due 02/25/2036	2,328	1,672
2.792% due 12/25/2035	960	690
2.812% due 09/19/2032	988	901
2.822% due 05/19/2035	48	40
2.832% due 03/19/2034	995	893
2.902% due 02/19/2033	1,042	1,005
6.363% due 02/19/2035	1,873	1,855
Structured Asset Securities Corp.
4.737% due 11/25/2033	345	334
5.374% due 03/25/2033	2,890	2,774
5.432% due 10/25/2035	983	897
5.820% due 07/25/2032	1	1
6.103% due 05/25/2032	76	75
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	836	793
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	16,528	15,507
2.592% due 03/25/2046	1,595	1,572
2.592% due 11/25/2046	2,334	2,234
2.602% due 07/25/2036	2,555	2,373
2.602% due 09/25/2046	3,796	3,662
2.632% due 11/25/2046	3,509	3,306
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	7,616	7,187
Wachovia Mortgage Loan Trust LLC
5.444% due 10/20/2035	531	502
WaMu Mortgage Pass-Through Certificates
2.702% due 08/25/2046	7,879	6,641
2.712% due 04/25/2045	429	338
2.722% due 06/25/2046	4,309	3,674
2.742% due 11/25/2045	2,439	1,872
2.752% due 12/25/2045	5,712	4,594
2.772% due 07/25/2045	6,142	4,943
2.772% due 10/25/2045	8,282	6,464
2.772% due 12/25/2045	69	61
2.792% due 01/25/2045	8,129	6,303
2.798% due 11/25/2034	251	227
2.802% due 08/25/2045	333	266
2.808% due 11/25/2034	6,553	5,626
2.822% due 01/25/2045	4,422	3,593
2.838% due 10/25/2044	1,552	1,392
2.872% due 12/25/2045	169	168
3.022% due 12/25/2027	5,092	4,651
3.952% due 06/25/2033	1,714	1,668
4.030% due 08/25/2033	5,029	4,960
4.043% due 02/25/2034	182	181
4.056% due 10/25/2033	17,000	16,987
4.162% due 08/25/2033	3,063	2,229
4.229% due 03/25/2034	3,426	3,355
4.338% due 12/25/2046	2,547	2,138
4.528% due 08/25/2046	256	196
4.585% due 04/25/2035	2,600	2,579
4.611% due 05/25/2046	183	152
4.636% due 03/25/2035	776	740
4.669% due 04/25/2035	1,500	1,485
4.677% due 05/25/2035	2,200	2,169
4.728% due 11/25/2042	724	670
4.780% due 07/25/2046	2,279	1,825
4.780% due 08/25/2046	5,711	4,704
4.833% due 10/25/2035	7,907	7,597
4.835% due 09/25/2035	1,184	1,160
4.917% due 08/25/2035	5,110	5,060
4.928% due 06/25/2042	654	593
4.928% due 08/25/2042	61	54
5.028% due 09/25/2046	576	450
5.028% due 11/25/2046	1,330	1,088
5.099% due 12/25/2035	2,069	2,044
5.500% due 06/25/2034	747	731
5.500% due 07/25/2034	414	415
Washington Mutual MSC Mortgage Pass-Through Certificates
6.574% due 02/25/2033	156	156
6.773% due 02/25/2031	27	27
6.792% due 02/25/2033	131	127
Wells Fargo Mortgage-Backed Securities Trust
2.982% due 07/25/2037	1,956	1,690
3.541% due 09/25/2034	1,100	1,088
4.051% due 11/25/2034	12,650	12,225
4.108% due 06/25/2035	4,252	4,127
4.364% due 09/25/2034	632	616
4.493% due 01/25/2035	575	569
4.500% due 08/25/2018	12,027	11,729
4.500% due 11/25/2018	7,689	7,428
4.539% due 02/25/2035	491	484
4.541% due 03/25/2035	3,306	3,197
4.553% due 11/25/2034	27,642	26,962
4.643% due 09/25/2033	18,953	18,335
4.679% due 01/25/2034	2,257	2,081
4.705% due 12/25/2033	2,132	2,016
4.730% due 07/25/2034	4,461	4,409
4.731% due 07/25/2034	10,721	10,594
4.750% due 10/25/2018	9,770	9,638
4.950% due 03/25/2036	5,796	5,585
4.993% due 12/25/2034	1,259	1,225
4.999% due 10/25/2035	337	329
5.000% due 07/25/2019	92	89
5.106% due 03/25/2036	9,785	9,486
5.240% due 04/25/2036	250	246
5.471% due 10/25/2035	2,210	2,158
6.000% due 09/25/2036	791	784

Total Mortgage-Backed Securities (Cost $1,425,123)		1,330,064

ASSET-BACKED SECURITIES 22.2%
American Express Credit Account Master Trust
2.501% due 12/15/2013	3,000	2,947
2.971% due 02/15/2012	189	185
3.421% due 08/15/2012	6,000	6,041
Aurum CLO 2002-1 Ltd.
3.143% due 04/15/2014	5,442	5,237
BA Credit Card Trust
2.671% due 01/15/2013	10,200	10,110
3.051% due 04/15/2013	700	699
3.183% due 12/15/2014	10,000	9,942
3.671% due 12/16/2013	40,000	40,624
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	15,000	14,496
Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	966	920
2.552% due 12/25/2036	107	98
3.482% due 10/25/2037	2,212	1,829
3.732% due 08/25/2037	4,349	3,718
5.333% due 10/25/2036	7,348	6,680
5.431% due 10/25/2036	4,672	3,808
5.789% due 10/25/2036	7,739	7,078
6.250% due 12/25/2036	8,950	7,007
6.250% due 02/25/2037	17,512	15,632
Bear Stearns Second Lien Trust
3.282% due 12/25/2036	21,100	4,265
4.982% due 12/25/2036	2,450	271
Capital Auto Receivables Asset Trust
3.391% due 03/15/2011	8,900	8,934
3.921% due 10/15/2012	8,600	8,683
Carrington Mortgage Loan Trust
2.582% due 06/25/2037	1,353	1,302
Chase Issuance Trust
2.721% due 09/15/2011	10,000	9,981
2.941% due 06/15/2012	4,950	4,819
Citibank Credit Card Issuance Trust
2.551% due 04/24/2014	650	635
Citibank Credit Card Master Trust I
5.875% due 03/10/2011	30,548	31,083
Countrywide Asset-Backed Certificates
2.592% due 10/25/2046	697	684
2.742% due 05/25/2036	8,007	7,814
Daimler Chrysler Auto Trust
3.378% due 07/08/2011	13,800	13,861
3.928% due 09/10/2012	5,600	5,659
Fieldstone Mortgage Investment Corp.
2.562% due 05/25/2036	27	26
First Franklin Mortgage Loan Asset-Backed Certificates
2.572% due 07/25/2036	24,261	23,332
2.592% due 04/25/2036	1,800	1,763
Ford Credit Auto Owner Trust
2.801% due 06/15/2010	16,587	16,583
3.371% due 01/15/2011	7,800	7,824
3.891% due 06/15/2012	9,400	9,497
4.091% due 05/15/2012	5,000	5,045
Franklin Auto Trust
3.482% due 10/20/2011	11,600	11,578
Green Tree Financial Corp.
6.110% due 09/01/2023	6,205	6,179
HFC Home Equity Loan Asset-Backed Certificates
2.659% due 01/20/2036	4,365	3,999
3.279% due 11/20/2036	2,111	2,110
Home Equity Asset Trust
3.082% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.321% due 04/25/2035	947	625
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036	229	222
2.592% due 12/25/2036	9,000	6,972
Indymac Residential Asset-Backed Trust
2.612% due 04/25/2047	3,409	3,366
3.002% due 10/25/2035	1,600	887
Irwin Home Equity Corp.
3.022% due 07/25/2032	370	279
Ischus CDO Ltd.
2.729% due 09/10/2013	655	532
JPMorgan Mortgage Acquisition Corp.
2.542% due 05/25/2037	1,420	1,359
2.552% due 11/25/2036	757	733
2.552% due 01/25/2037	21,945	20,901
2.562% due 03/25/2037	1,931	1,838
2.572% due 10/25/2036	1,009	969
2.582% due 07/25/2036	21,000	20,401
2.592% due 08/25/2036	577	574
Lehman XS Trust
2.552% due 05/25/2046	390	374
2.572% due 05/25/2046	856	835
2.632% due 04/25/2037	20,340	19,270
5.390% due 11/25/2035	22,136	18,455
Long Beach Mortgage Loan Trust
2.662% due 08/25/2035	493	482
2.762% due 10/25/2034	382	317
3.092% due 03/25/2032	95	79
Madison Avenue Manufactured Housing Contract
3.932% due 03/25/2032	15,397	13,269
MASTR Asset-Backed Securities Trust
2.532% due 01/25/2037	14,070	12,694
2.562% due 05/25/2037	15,844	15,291
MBNA Credit Card Master Note Trust
2.531% due 11/16/2015	3,000	2,902
3.650% due 03/15/2011	11,450	11,470
MBNA Master Credit Card Trust
5.900% due 08/15/2011	8,510	8,666
Merrill Lynch First Franklin Mortgage Loan Trust
3.182% due 10/25/2037	14,482	14,257
Merrill Lynch Mortgage Investors, Inc.
2.562% due 09/25/2037	3,033	2,960
2.662% due 09/25/2036	1,267	948
Morgan Stanley ABS Capital I
3.282% due 07/25/2037	2,247	2,019
Morgan Stanley IXIS Real Estate Capital Trust
2.592% due 11/25/2036	15,000	13,911
Morgan Stanley Mortgage Loan Trust
2.552% due 01/25/2047	11,130	10,298
Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	8,113	7,950
Nationstar NIM Trust
8.000% due 06/25/2037	117	49
Nelnet Student Loan Trust
3.010% due 07/25/2016	138	138
3.320% due 07/25/2018	10,000	9,980
3.550% due 10/25/2019	5,000	4,965
New Century Home Equity Loan Trust
2.552% due 08/25/2036	194	192
2.652% due 12/25/2035	6,504	6,482
2.662% due 05/25/2036	1,854	1,685
2.742% due 06/25/2035	1,313	1,072
Renaissance Home Equity Loan Trust
2.922% due 08/25/2033	458	406
2.982% due 12/25/2033	1,615	1,344
3.182% due 08/25/2032	10	8
3.582% due 09/25/2037	12,393	11,787
Residential Asset Mortgage Products, Inc.
2.542% due 12/25/2036	443	430
2.552% due 11/25/2036	456	449
2.552% due 02/25/2037	4,791	4,631
2.562% due 07/25/2036	1,622	1,609
2.562% due 10/25/2036	1,573	1,477
2.602% due 05/25/2037	18,312	16,498
Residential Asset Securities Corp.
2.552% due 07/25/2036	1,307	1,301
2.552% due 11/25/2036	1,897	1,870
2.552% due 02/25/2037	3,712	3,542
2.562% due 10/25/2036	509	500
2.592% due 07/25/2036	1,900	1,853
2.592% due 04/25/2037	7,135	6,805
2.612% due 03/25/2036	222	220
2.622% due 12/25/2035	294	294
SACO I, Inc.
2.862% due 11/25/2035	1,757	1,327
Salomon Brothers Mortgage Securities VII, Inc.
2.782% due 03/25/2032	261	255
Saxon Asset Securities Trust
3.022% due 01/25/2032	27	27
SBI HELOC Trust
2.652% due 08/25/2036	304	291
Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036	14	14
2.562% due 11/25/2036	14,508	14,144
SLC Student Loan Trust
3.662% due 06/15/2021	3,100	3,096
SLM Student Loan Trust
2.910% due 07/25/2017	1,512	1,507
2.920% due 01/25/2018	163	163
2.960% due 10/25/2016	20,000	19,868
3.420% due 10/25/2017	5,000	4,930
Soundview Home Equity Loan Trust
2.542% due 11/25/2036	2,492	2,434
2.562% due 01/25/2037	3,350	3,273
2.562% due 06/25/2037	6,143	5,928
2.582% due 10/25/2036	610	605
2.592% due 01/25/2037	10,000	8,964
2.602% due 01/25/2037	3,211	3,163
2.632% due 06/25/2037	35,000	27,401
3.282% due 10/25/2037	7,025	6,800
Specialty Underwriting & Residential Finance
2.582% due 11/25/2037	13,000	11,606
3.162% due 01/25/2034	50	41
Stone Tower CLO Ltd.
3.240% due 08/21/2013	4,350	4,121
Structured Asset Securities Corp.
2.532% due 09/25/2036	1,154	1,117
2.562% due 01/25/2037	721	686
2.682% due 11/25/2035	2,518	2,481
2.772% due 01/25/2033	802	680
TABS Ltd.
3.875% due 02/12/2047	2,950	119
Trapeza CDO I LLC
3.589% due 11/16/2034	1,000	638
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	4,808
Washington Mutual Asset-Backed Certificates
2.592% due 01/25/2037	14,656	12,332
Wells Fargo Home Equity Trust
2.552% due 07/25/2036	571	566
2.582% due 07/25/2036	11,075	10,854
2.582% due 03/25/2037	1,633	1,614
2.722% due 10/25/2035	1,920	1,878
2.732% due 12/25/2035	1,450	1,418
WMC Mortgage Loan Pass-Through Certificates
3.151% due 05/15/2030	226	225

Total Asset-Backed Securities (Cost $842,505)		778,050

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
2.772% due 06/01/2009	22,000	21,808

Total Sovereign Issues (Cost $21,998)		21,808

SHORT-TERM INSTRUMENTS 2.8%
Certificates of Deposit 0.7%
Unicredito Italiano NY
3.071% due 05/15/2009	25,000	25,000

Repurchase Agreements 0.3%
Fixed Income Clearing Corp.
1.650% due 07/01/2008	11,885	11,885
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $12,125. Repurchase proceeds are $11,886.)

U.S. Treasury Bills 1.8%
1.840% due 08/28/2008 - 09/25/2008 (b)(c)	62,000	61,603

Total Short-Term Instruments (Cost $98,626)		98,488

Purchased Options (g) 0.0% (Cost $4,214)		1,659
Total Investments 107.8% (Cost $3,942,712)		$3,776,584
Written Options (h) (0.1%) (Premiums $4,119)		(2,368)
Other Assets and Liabilities (Net) (7.7%)		(270,616)

Net Assets 100.0%		$3,503,600

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $61,603 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $84,811 at a weighted average interest rate of 2.588%. On June 30, 2008, securities valued at $205,103 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $920 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note September Futures	Short	09/2008	351	$15

(f) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%)	12/20/2016	BEAR	$3,000	$37
Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	BCLY	5,000	4,220
Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%)	06/20/2015	BEAR	2,500	(6)
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	RBS	2,500	35
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%)	12/20/2012	JPM	3,000	28
Avenue CLO Fund Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	BEAR	2,500	616
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	CSFB	4,000	16
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011	UBS	2,000	27
Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%)	12/20/2016	DUB	10,000	608
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%)	09/20/2012	CITI	5,863	(669)
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	BOA	3,000	67
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	UBS	2,500	88
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	CITI	3,100	124
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	BCLY	5,000	(80)
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	CITI	500	123
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012	BOA	3,000	131
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	BEAR	5,000	400
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.580%)	09/20/2011	BCLY	4,000	26
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	BCLY	5,000	39
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011	RBS	5,000	48
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	BOA	3,000	50
DPL, Inc. 6.875% due 09/01/2011	Buy	(0.330%)	09/20/2011	CSFB	2,600	7
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011	LEH	2,600	45
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	MLP	3,200	49
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	3,000	(30)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	DUB	2,000	450
HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%)	12/20/2011	RBS	6,300	155
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	BNP	5,000	359
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	BEAR	3,000	95
International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%)	09/20/2013	LEH	5,200	587
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.565%)	12/20/2013	RBS	6,000	1,418
JC Penney Corp., Inc. 7.375% due 08/15/2008	Buy	(0.100%)	09/20/2008	MSC	3,693	9
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011	CSFB	2,000	21
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%)	03/20/2011	JPM	5,000	84
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	BEAR	3,000	118
Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	DUB	3,000	882
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011	LEH	2,000	3
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011	RBS	4,100	18
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	RBS	3,000	71
Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	MSC	4,000	17
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	RBS	3,000	242
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011	JPM	3,000	515
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%	01/20/2009	JPM	5,000	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	LEH	9,000	(146)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS	5,000	497
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	RBS	3,000	287
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	LEH	2,100	16
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	MLP	5,000	287
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%	01/20/2009	JPM	10,000	18
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	20,000	(7)
Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	MLP	3,348	27
Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%)	03/20/2011	LEH	5,000	3,054
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%)	09/20/2013	MSC	5,000	221
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	3,000	(47)
SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%)	12/20/2011	RBS	8,000	1,111
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	GSC	2,000	489
Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	BEAR	2,000	16
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	BCLY	5,000	248
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	LEH	5,000	3,930
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	UBS	3,000	(61)
Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%)	12/20/2013	DUB	2,500	54
Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	MSC	2,500	19

						$21,061

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG7 Index	Sell	0.060%	12/20/2011	GSC	$25,000	$(1,297)
Dow Jones CDX N.A. IG7 Index	Sell	0.068%	12/20/2011	JPM	75,000	(3,874)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	LEH	25,000	(1,521)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	MLP	25,000	(1,522)
Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	BCLY	75,000	(4,525)
Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	GSC	25,000	(1,508)
Dow Jones CDX N.A. IG7 Index	Sell	0.157%	12/20/2016	DUB	25,000	(1,500)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	DUB	350	(252)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	LEH	5,000	(69)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	MLP	300	(216)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	UBS	350	(252)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	60,000	(8,481)

						$(25,017)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	$22,600	$(152)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA	100	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	16,600	(120)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	4,900	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	44,900	(200)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI	3,700	27
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	11,700	14
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	12,800	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS	102,500	53
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	900	(3)

						$(473)

(g) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,600	$480	$207
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	29,400	314	137
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,500	218	95
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	39,400	396	182
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	107,500	945	286
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	73,800	797	216
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	68,800	736	320
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	31,000	328	216

							$4,214	$1,659

(h) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$4,000	$88	$60
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,500	369	249
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	6,500	163	91
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,800	157	94
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	225	133
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	13,100	421	257
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	35,900	895	469
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	24,600	742	331
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	22,900	744	448
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	10,300	315	236

							$4,119	$2,368

(i) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.500%	07/01/2038	$3,400	$3,359	$3,352
Freddie Mac	5.500%	07/01/2038	12,000	11,852	11,822
Freddie Mac	6.000%	07/01/2038	3,800	3,826	3,839
U.S. Treasury Notes	4.250%	08/15/2015	193,000	196,561	203,897
U.S. Treasury Notes	4.375%	08/15/2012	120,000	126,159	127,884
U.S. Treasury Notes	4.500%	04/30/2009	50,000	50,751	51,393
U.S. Treasury Notes	4.500%	11/15/2015	186,000	193,074	197,486
U.S. Treasury Notes	4.625%	02/29/2012	23,000	23,833	24,617
U.S. Treasury Notes	4.625%	02/15/2017	11,500	11,875	12,349

				$621,290	$636,639

(3)	Market value includes $8,036 of interest payable on short sales.

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$3,738,550	$38,034	$3,776,584
Other Financial Instruments++	15	(640,558)	5,158	(635,385)

Total	$15	$3,097,992	$43,192	$3,141,199

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/(losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$70,511	$13,359	$155	$(2,609)	$(43,382)	$38,034
Other Financial Instruments++	8,055	0	0	(2,897)	0	5,158

Total	$78,566	$13,359	$155	$(5,506)	$(43,382)	$43,192

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term II Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.9%
Daimler Finance North America LLC
6.780% due 08/03/2012		$1,194	$989
HCA, Inc.
5.051% due 11/18/2013		1,287	1,211

Total Bank Loan Obligations (Cost $2,432)			2,200

CORPORATE BONDS & NOTES 32.6%
Banking & Finance 26.3%
Allstate Life Global Funding II
3.328% due 05/21/2010		1,000	994
American Express Bank FSB
5.500% due 04/16/2013		600	587
American Express Centurion Bank
2.557% due 07/13/2010		400	393
American Honda Finance Corp.
3.552% due 06/20/2011		1,100	1,099
Bank of America N.A.
3.316% due 05/12/2010		1,100	1,096
Bear Stearns Cos., Inc.
3.129% due 01/31/2011		300	291
Caterpillar Financial Services Corp.
3.559% due 06/24/2011		700	700
Citigroup Funding, Inc.
3.820% due 05/07/2010		400	397
Citigroup, Inc.
5.500% due 04/11/2013		600	586
General Electric Capital Corp.
3.558% due 05/22/2013		1,000	995
Glitnir Banki HF
3.078% due 04/20/2010		1,000	869
John Deere Capital Corp.
3.536% due 06/10/2011		1,100	1,100
JPMorgan Chase & Co.
3.538% due 06/13/2011		800	797
KeyBank N.A.
4.682% due 06/02/2010		300	299
Longpoint Re Ltd.
8.064% due 05/08/2010		500	500
Merrill Lynch & Co., Inc.
4.966% due 05/12/2010		1,000	985
Metropolitan Life Global Funding I
3.026% due 03/15/2012		1,100	1,082
National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010		700	700
Pricoa Global Funding I
3.473% due 06/04/2010		700	699
Rabobank Nederland NV
3.119% due 05/19/2010		1,000	999
SLM Corp.
3.080% due 07/26/2010		600	533
UBS AG
3.704% due 05/05/2010		700	698
Ventas Realty LP
6.750% due 06/01/2010		600	600
8.750% due 05/01/2009		1,000	1,025
Wachovia Bank N.A.
3.619% due 05/14/2010		1,000	995
Wells Fargo & Co.
2.481% due 03/22/2010		700	693
3.552% due 05/01/2009		300	300

			20,012

Industrials 4.3%
CSC Holdings, Inc.
7.250% due 07/15/2008		1,500	1,503
El Paso Corp.
7.625% due 09/01/2008		100	101
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		300	301
Sungard Data Systems, Inc.
3.750% due 01/15/2009		800	793
XTO Energy, Inc.
4.625% due 06/15/2013		600	581

			3,279

Utilities 2.0%
Midwest Generation LLC
8.300% due 07/02/2009		1,473	1,484

Total Corporate Bonds & Notes (Cost $24,985)			24,775

COMMODITY INDEX-LINKED NOTES 1.3%
Morgan Stanley (GSCI)
2.422% due 07/09/2008		1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)			993

U.S. GOVERNMENT AGENCIES 66.8%
Fannie Mae
2.682% due 10/27/2037		600	574
2.832% due 09/25/2042		661	612
2.950% due 09/17/2027		12	12
3.000% due 02/25/2022 - 07/18/2027		32	32
3.100% due 08/25/2022		13	13
3.150% due 12/25/2022		11	11
3.200% due 09/25/2022		9	9
3.350% due 02/25/2023		6	6
3.650% due 09/25/2023		158	161
4.530% due 11/01/2017 - 11/01/2018		46	46
4.942% due 02/01/2024		5	5
4.981% due 06/01/2024		3	3
4.994% due 03/01/2044		1,205	1,205
5.194% due 10/01/2040		20	20
5.243% due 11/01/2018		12	11
5.500% due 04/01/2021 - 11/01/2035		2,258	2,261
5.500% due 04/01/2037 - 05/01/2037 (a)		21,312	21,038
5.625% due 07/01/2017		13	13
5.626% due 01/01/2018		43	43
5.730% due 12/01/2017		6	6
5.788% due 11/01/2035		1,145	1,171
5.950% due 02/25/2044		1,252	1,271
6.000% due 03/01/2036 - 10/01/2037 (a)		14,035	14,181
6.000% due 08/01/2036 - 05/01/2038		6,756	6,825
6.040% due 01/01/2033		21	21
6.532% due 09/01/2031		912	917
Freddie Mac
2.900% due 01/15/2022		2	1
3.150% due 03/15/2020		5	5
3.250% due 03/15/2023		13	13
5.220% due 06/01/2017 - 09/01/2017		27	27
5.500% due 08/15/2030		27	27
5.875% due 11/01/2016		56	57
6.082% due 02/01/2036		27	27
6.125% due 06/01/2018		82	83
6.260% due 11/01/2018		35	36
6.650% due 12/01/2025		26	26
6.821% due 11/01/2028		17	17
Ginnie Mae
5.625% due 07/20/2027		22	22
6.375% due 04/20/2030		19	20

Total U.S. Government Agencies (Cost $50,924)			50,828

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
2.875% due 06/30/2010		600	603
4.250% due 08/15/2015		700	728

Total U.S. Treasury Obligations (Cost $1,327)			1,331

MORTGAGE-BACKED SECURITIES 16.8%
American Home Mortgage Investment Trust
2.632% due 09/25/2035		94	93
Banc of America Funding Corp.
6.141% due 01/20/2047		2,688	2,187
Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035		2,939	2,591
First Horizon Asset Securities, Inc.
5.368% due 08/25/2035		2,012	1,926
First Republic Mortgage Loan Trust
2.771% due 08/15/2032		1,004	907
Indymac Index Mortgage Loan Trust
5.044% due 12/25/2034		1,483	1,290
Mellon Residential Funding Corp.
2.911% due 12/15/2030		2,259	2,099
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		300	277
Structured Adjustable Rate Mortgage Loan Trust
5.537% due 08/25/2035		1,579	1,413

Total Mortgage-Backed Securities (Cost $14,149)			12,783

ASSET-BACKED SECURITIES 5.8%
Asset-Backed Funding Certificates
2.832% due 06/25/2034		1,025	913
BA Credit Card Trust
3.671% due 12/16/2013		500	508
Chase Issuance Trust
3.121% due 11/15/2011		300	301
Lehman XS Trust
2.602% due 11/25/2036		814	791
SBI HELOC Trust
2.652% due 08/25/2036		1,172	1,121
Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036		781	765

Total Asset-Backed Securities (Cost $4,594)			4,399

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	940
Countrywide Home Loans, Inc.
5.305% due 11/24/2008	EUR	200	309
Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	100,000	941
Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		100,000	952

Total Foreign Currency-Denominated Issues (Cost $2,852)			3,142

SHORT-TERM INSTRUMENTS 8.6%
Certificates of Deposit 0.9%
Unicredito Italiano NY
3.071% due 05/15/2009		$700	679

Commercial Paper 5.9%
Barclays U.S. Funding Corp.
2.690% due 09/04/2008		1,100	1,094
Citibank N.A.
3.570% due 08/19/2008		600	597
UBS Finance Delaware LLC
2.625% due 09/02/2008		1,300	1,294
Westpac Banking Corp.
2.710% due 08/06/2008		1,500	1,496

			4,481

Repurchase Agreements 1.8%
State Street Bank and Trust Co.
1.650% due 07/01/2008		1,349	1,349
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $1,377. Repurchase proceeds are $1,349.)

Total Short-Term Instruments (Cost $6,531)			6,509

Purchased Options (d) 1.4% (Cost $1,243)			1,093
Total Investments 142.0% (Cost $110,037)			$108,053
Written Options (e) (0.7%) (Premiums $787)			(494)
Other Assets and Liabilities (Net) (41.3%)			(31,464)

Net Assets 100.0%			$76,095

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $40,521 at a weighted average interest rate of 2.488%. On June 30, 2008, securities valued at $34,900 were pledged as collateral for reverse repurchase agreements.

(b) Cash of $1,895 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	21	$2
90-Day Eurodollar December Futures	Long	12/2009	131	129
90-Day Eurodollar June Futures	Long	06/2009	133	148
90-Day Eurodollar March Futures	Short	03/2009	46	(107)
90-Day Eurodollar September Futures	Long	09/2009	176	176
Euro-Schatz September Futures	Short	09/2008	173	201
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	51	(67)

				$482

(c) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	$1,000	$1
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	DUB	600	7
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	MLP	600	(14)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	BOA	600	(19)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	BOA	1,000	165
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	DUB	600	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	700	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	300	(1)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	MLP	600	(13)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	CITI	600	5
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	DUB	600	2
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	400	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	300	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	300	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	BOA	600	(16)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	300	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	300	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	700	(3)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	BOA	600	(21)

						$83

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(67)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$600	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		800	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	900	(52)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		200	(11)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	6,300	(149)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	4,000	(95)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		5,000	(142)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		8,200	(220)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		700	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	11,800	(154)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,300	(100)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		400	(9)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,700	46

							$(973)

(d) Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$41
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	28
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	16,200	158	75
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	15,400	148	83
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,200	216	94
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,700	92	61

							$773	$382

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	06/03/2010	EUR	1,400	$67	$247
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	44
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$1,000	42	37
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,000	42	68
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	109
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	206

						$470	$711

(e) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$2,000	$50	$28
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	27
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	171	106
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,700	148	96
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,700	217	131
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,900	89	67

							$787	$494

(f) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2038	$23,500	$23,226	$23,165
Fannie Mae	6.000%	07/01/2038	12,500	12,625	12,611
U.S. Treasury Notes	4.250%	11/15/2014	7,700	7,961	8,097
U.S. Treasury Notes	4.250%	08/15/2015	3,700	3,768	3,909

				$47,580	$47,782

(2)	Market value includes $111 of interest payable on short sales.

(g) Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,373	07/2008	$471	$0	$471
Sell		4,373	07/2008	0	(335)	(335)
Buy		4,218	12/2008	275	0	275
Sell		3,730	12/2008	0	(134)	(134)
Buy	CLP	410,566	07/2008	0	(41)	(41)
Sell		410,566	07/2008	93	0	93
Buy		37,459	12/2008	0	(7)	(7)
Buy		128,566	05/2009	0	(30)	(30)
Sell		96,880	05/2009	20	0	20
Sell	EUR	413	07/2008	0	(7)	(7)
Sell	GBP	908	08/2008	0	(9)	(9)
Sell	JPY	408,066	07/2008	0	(63)	(63)
Buy	KRW	1,869,475	08/2008	0	(273)	(273)
Sell		1,869,475	08/2008	169	0	169
Buy	MXN	17,790	07/2008	124	0	124
Sell		17,790	07/2008	0	(99)	(99)
Buy	NOK	2,922	09/2008	9	0	9
Buy	PLN	10,801	07/2008	1,138	0	1,138
Sell		10,801	07/2008	0	(718)	(718)
Buy	RUB	32,077	07/2008	32	0	32
Sell		32,078	07/2008	0	(67)	(67)
Buy		162,017	11/2008	370	0	370
Sell		135,030	11/2008	0	(281)	(281)
Sell		25,894	05/2009	0	(21)	(21)
Buy	SGD	3,347	11/2008	24	0	24
Sell		1,221	11/2008	0	(3)	(3)
Buy	ZAR	1,020	07/2008	0	(5)	(5)
Sell		1,020	07/2008	6	0	6

				$2,731	$(2,093)	$638

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$107,776	$277	$108,053
Other Financial Instruments++	482	(48,354)	(63)	(47,935)

Total	$482	$59,422	$214	$60,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 03/31/2008	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$568	$277	$0	$6	$(574)	$277
Other Financial Instruments++	(44)	0	0	(19)	0	(63)

Total	$524	$277	$0	$(13)	$(574)	$214

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.9%
Banking & Finance 12.1%
American Express Bank FSB
2.495% due 06/12/2009	$27,600	$27,411
American Express Credit Corp.
2.510% due 04/06/2009	2,800	2,780
American Honda Finance Corp.
2.737% due 03/09/2009	2,000	1,998
2.774% due 08/05/2008	6,400	6,399
Bank of America Corp.
2.904% due 11/06/2009	20,000	19,821
2.921% due 09/25/2009	2,000	1,991
Bank of America N.A.
2.638% due 02/27/2009	30,200	30,097
Bank of Ireland
2.819% due 12/19/2008	35,500	35,490
2.862% due 12/18/2009	5,500	5,445
Bank of Scotland PLC
2.482% due 07/17/2008	3,400	3,400
2.756% due 07/17/2009	2,500	2,499
Bear Stearns Cos., Inc.
3.199% due 01/30/2009	5,000	4,983
Caterpillar Financial Services Corp.
2.779% due 05/18/2009	1,300	1,296
CIT Group, Inc.
2.826% due 08/15/2008	2,000	1,998
3.049% due 01/30/2009	8,600	8,322
Citigroup, Inc.
2.817% due 06/09/2009	2,000	1,978
General Electric Capital Corp.
2.907% due 10/24/2008	5,500	5,494
2.918% due 10/21/2010	5,440	5,407
2.937% due 10/26/2009	4,500	4,486
Goldman Sachs Group, Inc.
2.891% due 12/22/2008	14,800	14,451
3.101% due 06/28/2010	11,600	11,283
3.128% due 10/07/2011	2,000	1,941
HSBC Finance Corp.
2.866% due 03/12/2010	8,100	7,876
2.878% due 10/21/2009	18,600	18,169
JPMorgan Chase & Co.
2.859% due 06/26/2009	2,500	2,496
Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	4,950	4,924
2.851% due 12/23/2008	35,000	34,334
2.998% due 10/22/2008	6,470	6,446
3.010% due 01/23/2009	10,000	9,787
Merrill Lynch & Co., Inc.
2.768% due 08/14/2009	5,900	5,714
2.831% due 12/22/2008	16,000	15,896
Morgan Stanley
2.521% due 11/21/2008	12,000	11,947
2.820% due 05/07/2009	15,200	14,967
2.844% due 02/09/2009	27,300	27,051
Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	6,900	6,898
Santander U.S. Debt S.A. Unipersonal
2.861% due 09/19/2008	10,600	10,589
SLM Corp.
3.130% due 07/25/2008	3,900	3,887
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,913	9,206
Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	8,700	8,695
Wachovia Bank N.A.
2.638% due 02/23/2009	11,200	11,157
2.841% due 03/23/2009	2,000	1,992

		411,001

Industrials 1.0%
CVS Caremark Corp.
2.982% due 06/01/2010	14,100	13,768
Daimler Finance North America LLC
3.138% due 03/13/2009	16,000	15,954
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	575	588
Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	2,780

		33,090

Utilities 0.8%
AT&T, Inc.
2.884% due 02/05/2010	22,000	21,909
Dominion Resources, Inc.
2.858% due 11/14/2008	2,700	2,663
Ohio Power Co.
2.908% due 04/05/2010	2,400	2,354

		26,926

Total Corporate Bonds & Notes (Cost $475,679)		471,017

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,675	2,461

Total Municipal Bonds & Notes (Cost $2,675)		2,461

U.S. GOVERNMENT AGENCIES 35.0%
Fannie Mae
2.542% due 12/25/2036	4,243	4,095
2.602% due 03/25/2034	1,854	1,800
2.612% due 03/25/2036	3,600	3,602
2.642% due 03/25/2032	802	761
2.702% due 07/25/2032	932	931
2.722% due 06/25/2033	1,575	1,456
2.742% due 06/25/2032	3	3
2.822% due 11/25/2032	12	11
2.832% due 05/25/2042	956	931
2.950% due 08/25/2021 - 03/25/2022	149	148
3.100% due 08/25/2022	39	39
3.200% due 04/25/2022	66	65
3.382% due 04/25/2032	1,135	1,143
4.000% due 04/01/2014	9,664	9,486
4.500% due 10/25/2015 - 09/25/2020	26,903	26,957
4.530% due 11/01/2020	30	30
4.565% due 03/01/2018	30	30
4.650% due 08/01/2014	37	37
4.666% due 05/25/2035	10,345	10,535
4.750% due 03/01/2035	3,959	3,962
4.897% due 12/01/2035	1,248	1,246
4.994% due 02/01/2041 - 10/01/2044	19,670	19,672
5.000% due 10/25/2013 - 02/25/2017	10,087	10,184
5.114% due 06/01/2032	7	7
5.194% due 11/01/2030	2	2
5.231% due 08/01/2036	1,234	1,239
5.234% due 01/01/2036	6,470	6,489
5.244% due 05/01/2032	33	34
5.415% due 09/01/2032	7	7
5.433% due 09/01/2017	27	27
5.449% due 01/01/2018	22	22
5.500% due 09/25/2024 (c)	45,941	46,391
5.500% due 05/25/2027 - 07/01/2038	197,451	195,715
5.597% due 03/01/2026	24	25
5.650% due 11/01/2014	27	27
5.745% due 11/01/2035	1,502	1,535
5.788% due 11/01/2035	3,446	3,522
5.800% due 02/09/2026	30,000	30,682
5.851% due 06/01/2021	2,472	2,488
5.950% due 02/25/2044	7,414	7,527
5.970% due 02/01/2026	14	14
6.000% due 12/01/2022 - 07/01/2038	132,785	134,085
6.080% due 07/01/2018	641	650
6.105% due 01/01/2018	104	104
6.174% due 05/01/2025	19	19
6.197% due 09/01/2033	8	8
6.207% due 01/01/2029	39	40
6.210% due 08/06/2038	14,200	16,191
6.246% due 12/01/2029	14	15
6.259% due 12/01/2029	9	9
6.304% due 10/01/2032	57	58
6.320% due 12/01/2032	11	11
6.321% due 06/01/2025	20	21
6.344% due 12/01/2029	27	27
6.525% due 12/01/2031	11	11
6.544% due 09/01/2026	908	914
6.979% due 09/01/2031	101	103
7.063% due 12/01/2022	60	61
7.097% due 08/01/2028	14	14
7.125% due 09/01/2022 - 01/15/2030	206	256
7.145% due 09/01/2028	39	40
7.250% due 05/01/2022	15	15
7.347% due 10/01/2025	40	41
Farmer Mac
7.316% due 07/25/2011	1,939	1,920
Federal Home Loan Bank
4.070% due 07/16/2014	1,000	981
4.250% due 12/18/2009	43,100	43,424
4.500% due 06/12/2013	6,900	6,911
4.625% due 09/11/2020	30,800	29,870
5.125% due 08/15/2019	98,000	100,079
6.640% due 12/13/2016	75	85
Freddie Mac
0.000% due 12/11/2025	9,084	3,722
2.722% due 07/25/2031	769	731
2.821% due 12/15/2030 - 06/15/2031	3,737	3,688
2.871% due 11/15/2016 - 03/15/2017	6,075	6,071
2.971% due 06/15/2030 - 12/15/2032	1,368	1,364
3.000% due 05/15/2022	581	580
3.021% due 06/15/2031	379	378
3.200% due 02/15/2027	30	29
3.500% due 01/15/2022 - 05/15/2022	221	221
4.000% due 05/15/2016 - 10/15/2023	9,737	9,746
4.080% due 05/14/2009	30	30
4.250% due 05/22/2013 - 02/15/2025	8,296	8,320
4.500% due 07/06/2010 - 09/15/2035	40,874	39,513
4.644% due 02/01/2035	6,603	6,666
4.690% due 06/01/2035	21,054	21,014
4.994% due 10/25/2044 - 02/25/2045	9,074	8,737
5.000% due 03/18/2014 - 01/15/2034	116,736	117,385
5.084% due 03/01/2035	360	364
5.194% due 07/25/2044	4,634	4,340
5.400% due 03/17/2021	500	514
5.412% due 04/01/2027	22	22
5.413% due 08/01/2019	51	52
5.424% due 02/01/2025	19	20
5.500% due 08/15/2030 - 01/01/2038	13,161	12,956
5.516% due 02/01/2032	13	13
5.625% due 11/23/2035	74,000	74,010
5.968% due 02/01/2018	57	58
6.006% due 02/01/2032	30	31
6.334% due 07/01/2020	212	216
6.365% due 12/01/2031	9	9
6.500% due 12/01/2031 - 10/25/2043	2,035	2,059
6.561% due 08/01/2020	47	48
6.566% due 01/01/2032	69	69
6.787% due 03/01/2025	2	2
6.832% due 07/01/2029	26	26
6.873% due 10/01/2031	9	9
6.960% due 02/01/2024	60	60
7.000% due 12/01/2031	84	88
7.083% due 05/01/2032	20	20
7.231% due 08/01/2031	7	7
Ginnie Mae
5.000% due 05/20/2034	25,948	22,576
5.125% due 10/20/2023 - 10/20/2024	156	157
5.250% due 02/20/2030	2,034	2,045
5.375% due 02/20/2024 - 02/20/2026	450	452
5.625% due 07/20/2025 - 08/20/2026	1,126	1,138
6.375% due 04/20/2023 - 04/20/2032	1,479	1,506
6.500% due 04/15/2029 - 06/15/2029	144	149
8.500% due 03/20/2025	86	93
Small Business Administration
2.750% due 05/25/2025	151	152
2.875% due 05/25/2021 - 01/25/2022	874	879
3.000% due 03/25/2025 - 07/25/2025	804	811
3.100% due 01/25/2019 - 11/25/2024	1,211	1,223
4.500% due 03/01/2023	1,066	1,033
4.760% due 09/01/2025	30,116	28,930
4.770% due 04/01/2024	7,985	7,816
4.875% due 09/10/2013	1,886	1,887
4.930% due 01/01/2024	6,802	6,737
5.136% due 08/10/2013	12,034	12,079
5.240% due 08/01/2023	4,366	4,393
7.060% due 11/01/2019	1,365	1,423
7.220% due 11/01/2020	1,176	1,238
7.449% due 08/01/2010	122	125
8.017% due 02/10/2010	901	935
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	22,967
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,103
5.190% due 08/01/2016	5,000	5,100

Total U.S. Government Agencies (Cost $1,179,308)		1,181,975

U.S. TREASURY OBLIGATIONS 25.9%
U.S. Treasury Notes
4.125% due 08/15/2008	160,000	160,500
4.500% due 03/31/2009	372,000	378,075
4.750% due 12/31/2008	320,000	324,200
4.875% due 06/30/2012	12,700	13,508

Total U.S. Treasury Obligations (Cost $874,282)		876,283

MORTGAGE-BACKED SECURITIES 26.6%
American Home Mortgage Investment Trust
2.632% due 09/25/2035	147	146
Banc of America Funding Corp.
4.622% due 02/20/2036	39,946	37,876
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,155	1,134
Bear Stearns Adjustable Rate Mortgage Trust
4.593% due 01/25/2034	1,221	1,126
4.625% due 10/25/2035	14,985	14,402
4.750% due 10/25/2035	17,222	17,066
5.033% due 04/25/2033	957	923
5.304% due 04/25/2033	83	80
5.401% due 04/25/2033	1,239	1,172
5.760% due 11/25/2034	5,018	4,932
6.736% due 02/25/2033	163	160
Bear Stearns Alt-A Trust
2.642% due 02/25/2034	6,079	4,377
5.701% due 09/25/2035	17,787	14,682
5.784% due 11/25/2036	35,380	28,689
5.796% due 11/25/2036	49,247	36,276
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	321	321
Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	11,032	9,787
CBA Commercial Small Balance Commercial Mortgage
2.762% due 12/25/2036	4,615	3,003
CC Mortgage Funding Corp.
2.612% due 05/25/2048	8,952	6,283
2.732% due 08/25/2035	2,074	1,842
Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	316	296
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	29,250	28,377
4.900% due 10/25/2035	57,523	55,880
4.900% due 12/25/2035	4,205	4,003
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	970	968
Countrywide Alternative Loan Trust
2.562% due 09/20/2046	3,274	3,206
2.642% due 02/25/2047	1,698	1,194
2.662% due 02/20/2047	13,305	9,364
2.662% due 05/25/2047	10,281	7,207
2.682% due 05/25/2036	1,058	744
2.689% due 03/20/2046	10,665	7,570
2.692% due 05/25/2035	2,247	1,709
2.762% due 12/25/2035	902	675
4.500% due 06/25/2035	1,328	1,316
4.528% due 02/25/2036	1,075	820
5.500% due 03/25/2036	9,434	8,557
Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	3,635	2,760
2.772% due 04/25/2035	811	612
2.812% due 02/25/2035	2,356	1,913
2.822% due 02/25/2035	1,383	1,100
2.822% due 06/25/2035	374	330
4.708% due 08/25/2034	6,166	5,864
5.420% due 04/25/2035	1,234	1,074
5.822% due 09/20/2036	17,447	13,706
CS First Boston Mortgage Securities Corp.
5.550% due 05/25/2032	87	87
6.127% due 06/25/2032	76	68
6.300% due 11/15/2030	216	217
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.552% due 01/25/2047	2,256	2,106
2.562% due 02/25/2037	2,888	2,718
Downey Savings & Loan Association Mortgage Loan Trust
2.742% due 08/19/2045	2,066	1,598
First Republic Mortgage Loan Trust
2.721% due 11/15/2030	827	799
2.962% due 06/25/2030	767	693
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	408	422
Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	11,908	10,473
2.562% due 01/25/2047	10,893	10,338
2.702% due 06/25/2045	1,959	1,612
GS Mortgage Securities Corp. II
2.540% due 03/06/2020	10,505	9,839
GSR Mortgage Loan Trust
5.460% due 04/25/2036	12,831	11,217
GSRPM Mortgage Loan Trust
3.182% due 01/25/2032	343	291
Harborview Mortgage Loan Trust
2.572% due 01/19/2038	4,090	3,721
2.628% due 04/19/2038	4,551	3,189
2.702% due 05/19/2035	4,615	3,505
2.722% due 03/19/2037	10,676	7,533
2.852% due 02/19/2034	1,482	1,420
Impac CMB Trust
3.392% due 07/25/2033	253	227
Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	4,937	4,614
Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	6,142	5,727
2.582% due 01/25/2037	986	929
2.802% due 02/25/2035	7,421	5,786
JPMorgan Mortgage Trust
4.766% due 07/25/2035	46,250	44,355
5.005% due 07/25/2035	5,837	5,592
5.359% due 02/25/2036	12,311	12,073
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	239	238
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	2,598	2,473
MASTR Adjustable Rate Mortgages Trust
2.592% due 05/25/2047	665	653
5.195% due 05/25/2034	599	535
MASTR Asset Securitization Trust
4.500% due 03/25/2018	2,637	2,586
5.500% due 09/25/2033	1,258	1,179
Mellon Residential Funding Corp.
2.821% due 11/15/2031	3,371	3,041
2.911% due 12/15/2030	3,484	3,238
Merrill Lynch Floating Trust
2.541% due 06/15/2022	5,384	5,066
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	694	661
Morgan Stanley Capital I
2.542% due 10/15/2020	12,362	11,554
4.490% due 01/13/2041	350	343
New Century Alternative Mortgage Loan Trust
2.542% due 07/25/2036	7,942	7,637
Prime Mortgage Trust
5.000% due 02/25/2019	4,446	4,258
RAAC Series 2005-SP1
5.000% due 09/25/2034	975	956
Residential Accredit Loans, Inc.
2.582% due 09/25/2046	3,650	2,495
2.782% due 08/25/2035	3,556	2,759
2.882% due 01/25/2033	2,129	1,915
2.882% due 03/25/2033	5,772	5,345
4.888% due 09/25/2045	1,440	1,182
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,499	1,451
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	320	314
Sequoia Mortgage Trust
2.829% due 07/20/2033	3,948	3,536
2.832% due 10/19/2026	2,857	2,703
2.952% due 07/20/2033	2,776	2,612
Structured Adjustable Rate Mortgage Loan Trust
4.928% due 01/25/2035	1,115	1,056
Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036	2,488	2,430
2.582% due 09/25/2047	1,892	1,804
2.672% due 06/25/2036	1,082	767
2.702% due 05/25/2036	43,462	30,497
2.772% due 07/19/2034	675	581
2.832% due 03/19/2034	1,244	1,116
Structured Asset Securities Corp.
2.532% due 05/25/2036	3,252	3,167
5.432% due 10/25/2035	4,080	3,722
TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	710	674
2.592% due 01/25/2037	5,504	5,279
Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	18,181	17,058
2.592% due 03/25/2046	1,595	1,572
2.592% due 11/25/2046	14,366	13,752
2.602% due 09/25/2046	17,976	17,342
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	31,701	29,915
5.681% due 04/15/2034	16	16
WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	5,645	4,445
2.742% due 11/25/2045	3,814	2,927
2.752% due 12/25/2045	2,320	1,865
2.772% due 10/25/2045	4,583	3,577
3.022% due 12/25/2027	9,652	8,816
4.056% due 10/25/2033	6,300	6,295
4.229% due 03/25/2034	848	830
4.258% due 01/25/2047	2,961	2,235
4.338% due 12/25/2046	5,821	4,888
4.361% due 02/27/2034	1,566	1,456
4.508% due 06/25/2046	8,354	6,102
4.528% due 02/25/2046	6,271	4,618
4.611% due 05/25/2046	1,553	1,294
4.728% due 11/25/2042	1,617	1,495
4.780% due 07/25/2046	14,183	11,353
4.780% due 08/25/2046	36,524	30,082
4.780% due 10/25/2046	3,203	2,500
4.780% due 12/25/2046	3,245	2,533
4.928% due 06/25/2042	1,339	1,215
4.990% due 05/25/2041	759	697
5.028% due 09/25/2046	6,120	4,778
5.028% due 11/25/2046	2,425	1,984
Washington Mutual MSC Mortgage Pass-Through Certificates
6.544% due 05/25/2033	131	106
6.574% due 02/25/2033	6	7
6.792% due 02/25/2033	82	79
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	4,355	4,148
4.321% due 07/25/2035	12,100	11,543
4.487% due 11/25/2033	651	613
4.500% due 11/25/2018	8,323	8,040
4.950% due 03/25/2036	76,174	73,401

Total Mortgage-Backed Securities (Cost $1,017,383)		898,071

ASSET-BACKED SECURITIES 20.2%
Accredited Mortgage Loan Trust
2.532% due 02/25/2037	3,816	3,737
ACE Securities Corp.
2.532% due 07/25/2036	1,185	1,176
2.532% due 08/25/2036	2,095	2,000
2.532% due 12/25/2036	3,351	3,213
2.542% due 04/25/2036	17	17
2.562% due 10/25/2036	2,494	2,468
2.632% due 12/25/2035	3,930	3,875
American Express Credit Account Master Trust
2.461% due 08/15/2011	1,800	1,797
2.471% due 03/15/2011	1,500	1,500
Argent Securities, Inc.
2.532% due 09/25/2036	2,292	2,272
Asset-Backed Funding Certificates
2.542% due 10/25/2036	2,309	2,289
2.542% due 11/25/2036	8,750	8,565
2.542% due 01/25/2037	5,126	4,974
2.832% due 06/25/2034	8,073	7,188
Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	3,257	3,232
2.532% due 12/25/2036	795	769
2.562% due 05/25/2037	1,324	1,304
2.991% due 06/15/2031	486	421
3.011% due 11/15/2031	46	41
Bear Stearns Asset-Backed Securities Trust
2.522% due 02/25/2037	5,338	5,198
2.532% due 11/25/2036	4,684	4,462
2.542% due 05/25/2036	1,110	1,088
2.552% due 12/25/2036	1,588	1,461
2.562% due 10/25/2036	2,558	2,463
2.592% due 11/25/2036	9,465	8,476
2.982% due 11/25/2042	5,349	4,489
3.142% due 10/25/2032	182	160
Carrington Mortgage Loan Trust
2.532% due 08/25/2036	557	552
2.532% due 10/25/2036	3,855	3,813
2.532% due 12/25/2036	2,652	2,587
2.532% due 01/25/2037	12,037	11,652
2.548% due 07/25/2036	473	473
2.642% due 01/25/2036	4,846	4,807
2.802% due 10/25/2035	2,611	2,426
Chase Credit Card Master Trust
2.581% due 02/15/2011	12,475	12,469
CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	336	308
Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	582	581
2.522% due 12/25/2036	4,278	4,056
2.532% due 10/25/2036	4,268	4,233
2.532% due 11/25/2036	1,220	1,204
2.542% due 01/25/2037	1,777	1,765
2.542% due 05/25/2037	3,188	3,025
2.542% due 07/25/2045	5,303	4,929
2.552% due 08/25/2036	236	236
2.582% due 10/25/2036	6,400	5,966
2.592% due 08/25/2036	3,200	3,092
2.592% due 03/25/2037	2,184	2,072
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,584	1,169
Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	2,635	2,625
2.532% due 03/25/2037	7,741	7,558
2.532% due 05/25/2037	23,577	22,859
2.532% due 07/25/2037	6,120	5,906
2.532% due 12/25/2046	2,629	2,593
2.532% due 03/25/2047	2,885	2,847
2.532% due 05/25/2047	3,688	3,598
2.542% due 03/25/2037	1,653	1,622
2.542% due 09/25/2046	2,637	2,620
2.552% due 06/25/2037	3,919	3,853
2.562% due 06/25/2037	6,452	6,345
2.562% due 10/25/2037	2,096	1,973
2.582% due 09/25/2037	2,040	1,924
2.582% due 09/25/2047	3,130	3,058
2.592% due 10/25/2046	4,844	4,755
2.642% due 02/25/2036	993	931
2.662% due 09/25/2036	4,146	3,966
2.672% due 06/25/2036	3,225	3,023
2.962% due 12/25/2031	238	179
Credit-Based Asset Servicing & Securitization LLC
2.462% due 01/25/2037	4,297	4,151
2.542% due 11/25/2036	3,114	3,029
2.572% due 12/25/2037	2,646	2,544
CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	159	147
CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	1,331	1,327
First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036	67	67
2.512% due 07/25/2036	1,024	1,018
2.522% due 09/25/2036	5,858	5,636
2.522% due 01/25/2038	5,044	4,872
2.532% due 11/25/2036	18,002	17,299
2.532% due 12/25/2036	6,691	6,518
2.532% due 03/25/2037	25,221	24,168
2.552% due 12/25/2037	3,472	3,422
2.852% due 12/25/2034	118	99
Fremont Home Loan Trust
2.532% due 10/25/2036	3,210	3,133
2.542% due 01/25/2037	4,779	4,519
2.652% due 01/25/2036	107	106
GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036	2,066	2,008
GSAMP Trust
2.522% due 10/25/2046	2,135	2,086
2.552% due 01/25/2036	276	264
2.552% due 10/25/2036	375	310
2.552% due 12/25/2036	4,656	4,514
2.572% due 11/25/2035	399	367
GSR Mortgage Loan Trust
2.582% due 11/25/2030	141	140
GSRPM Mortgage Loan Trust
2.862% due 09/25/2042	1,017	1,009
HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	1,260	1,238
2.829% due 09/20/2033	1,380	1,295
Home Equity Asset Trust
2.542% due 05/25/2037	1,885	1,790
3.402% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036	3,955	3,828
2.532% due 12/25/2036	1,496	1,413
Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036	85	84
2.542% due 04/25/2037	4,722	4,670
2.562% due 07/25/2037	2,848	2,804
2.612% due 04/25/2047	3,409	3,366
IXIS Real Estate Capital Trust
2.542% due 05/25/2037	153	146
JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	830	819
2.532% due 07/25/2036	2,417	2,350
2.532% due 08/25/2036	5,482	5,396
2.532% due 10/25/2036	8,650	8,467
2.542% due 04/01/2037	2,523	2,388
2.542% due 05/25/2037	3,549	3,398
2.552% due 11/25/2036	1,212	1,173
2.562% due 08/25/2036	1,827	1,753
2.562% due 03/25/2037	1,931	1,838
LA Arena Funding LLC
7.656% due 12/15/2026	83	82
Lehman ABS Mortgage Loan Trust
2.572% due 06/25/2037	2,511	2,348
Lehman XS Trust
2.552% due 05/25/2046	1,795	1,723
2.562% due 04/25/2046	1,451	1,437
2.562% due 08/25/2046	2,869	2,815
2.562% due 11/25/2046	6,571	6,246
2.572% due 05/25/2046	1,519	1,483
2.602% due 11/25/2036	3,077	2,988
Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	7,025	6,819
2.532% due 08/25/2036	2,559	2,508
2.542% due 10/25/2036	2,167	2,115
2.662% due 08/25/2035	493	482
2.762% due 10/25/2034	1,548	1,286
MASTR Asset-Backed Securities Trust
2.532% due 03/25/2036	2	2
2.532% due 11/25/2036	2,581	2,491
2.542% due 10/25/2036	236	236
2.542% due 11/25/2036	4,133	4,039
2.562% due 01/25/2036	68	67
2.562% due 05/25/2037	3,466	3,345
MBNA Credit Card Master Note Trust
2.471% due 12/15/2010	2,600	2,600
2.571% due 12/15/2011	2,300	2,293
Merrill Lynch First Franklin Mortgage Loan Trust
2.542% due 07/25/2037	6,777	6,559
Merrill Lynch Mortgage Investors, Inc.
2.512% due 05/25/2037	1,183	1,171
2.512% due 06/25/2037	2,995	2,964
2.542% due 04/25/2037	560	554
2.552% due 08/25/2036	9,842	9,525
2.552% due 07/25/2037	3,552	3,453
2.602% due 02/25/2037	2,265	2,130
Mid-State Trust
7.340% due 07/01/2035	292	295
Morgan Stanley ABS Capital I
2.512% due 06/25/2036	244	243
2.522% due 07/25/2036	5,143	5,104
2.522% due 10/25/2036	4,330	4,264
2.522% due 01/25/2037	11,279	10,916
2.532% due 09/25/2036	5,197	5,132
2.532% due 10/25/2036	4,223	4,077
2.532% due 11/25/2036	9,232	8,916
2.542% due 05/25/2037	16,269	15,816
2.602% due 02/25/2036	3,765	3,722
Morgan Stanley Home Equity Loans
2.532% due 12/25/2036	4,651	4,539
Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036	4,851	4,784
Morgan Stanley Mortgage Loan Trust
2.552% due 01/25/2047	6,787	6,279
Nationstar Home Equity Loan Trust
2.542% due 03/25/2037	2,417	2,339
2.542% due 06/25/2037	4,938	4,679
2.602% due 04/25/2037	2,806	2,750
Nelnet Student Loan Trust
2.811% due 12/22/2014	87	86
New Century Home Equity Loan Trust
2.552% due 08/25/2036	1,580	1,569
2.662% due 05/25/2036	2,503	2,274
2.742% due 06/25/2035	796	735
Option One Mortgage Loan Trust
2.522% due 02/25/2037	2,124	2,111
2.532% due 07/25/2036	376	375
2.532% due 01/25/2037	5,862	5,720
2.542% due 07/25/2037	2,178	2,099
Park Place Securities, Inc.
2.742% due 09/25/2035	617	585
Popular ABS Mortgage Pass-Through Trust
2.532% due 07/25/2036	9	9
2.572% due 06/25/2047	4,404	4,216
Renaissance Home Equity Loan Trust
2.982% due 12/25/2033	1,896	1,578
3.182% due 08/25/2032	2	2
Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036	890	876
2.552% due 02/25/2037	2,999	2,898
2.582% due 08/25/2046	2,570	2,483
Residential Asset Securities Corp.
2.522% due 06/25/2036	365	364
2.542% due 01/25/2037	6,432	6,294
2.552% due 07/25/2036	213	213
2.552% due 11/25/2036	9,963	9,832
2.552% due 02/25/2037	2,412	2,302
2.592% due 04/25/2037	3,265	3,115
Salomon Brothers Mortgage Securities VII, Inc.
2.782% due 03/25/2032	197	193
3.400% due 01/25/2032	147	100
Saxon Asset Securities Trust
2.542% due 10/25/2046	5,970	5,838
3.002% due 08/25/2032	40	39
3.022% due 01/25/2032	41	41
SBI HELOC Trust
2.652% due 08/25/2036	2,821	2,699
Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037	5,030	4,873
2.532% due 09/25/2036	1,954	1,914
2.542% due 12/25/2036	7,235	6,785
2.562% due 11/25/2036	2,814	2,743
SLM Student Loan Trust
2.900% due 04/25/2014	4,443	4,433
2.910% due 10/27/2014	4,099	4,086
2.910% due 07/25/2017	5,199	5,181
3.800% due 12/15/2038	6,900	6,849
Soundview Home Equity Loan Trust
2.522% due 11/25/2036	227	226
2.532% due 10/25/2036	2,873	2,833
2.542% due 11/25/2036	3,138	3,065
2.542% due 12/25/2036	550	542
2.562% due 01/25/2037	3,677	3,593
2.562% due 06/25/2037	3,469	3,348
2.582% due 10/25/2036	729	723
Specialty Underwriting & Residential Finance
2.512% due 06/25/2037	1,433	1,421
2.528% due 11/25/2037	3,372	3,253
2.542% due 01/25/2038	4,028	3,943
Structured Asset Investment Loan Trust
2.522% due 09/25/2036	1,706	1,680
2.532% due 07/25/2036	6,348	6,162
Structured Asset Securities Corp.
2.532% due 10/25/2036	10,076	9,841
2.562% due 01/25/2037	1,683	1,601
2.582% due 01/25/2037	2,569	2,441
2.882% due 05/25/2034	487	421
Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	93	92
Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037	6,279	5,923
Wells Fargo Home Equity Trust
2.532% due 01/25/2037	2,095	2,047
2.582% due 03/25/2037	1,089	1,076

Total Asset-Backed Securities (Cost $708,965)		680,612

SOVEREIGN ISSUES 3.5%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,976
Export-Import Bank of Korea
2.772% due 06/01/2009	12,000	11,895
Israel Government AID Bond
0.000% due 11/01/2024	178,000	79,579

Total Sovereign Issues (Cost $114,589)		119,450

SHORT-TERM INSTRUMENTS 7.6%
Certificates of Deposit 0.1%
HSBC Bank USA N.A.
2.957% due 07/28/2008	2,200	2,200

Commercial Paper 1.9%
Rabobank USA Financial Corp.
2.240% due 07/01/2008	55,200	55,200
UBS Finance Delaware LLC
2.650% due 09/10/2008	4,600	4,575
Westpac Banking Corp.
2.700% due 09/18/2008	3,500	3,478

		63,253

Repurchase Agreements 3.1%
Deutsche Bank AG
1.500% due 07/01/2008	101,000	101,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $102,898. Repurchase proceeds are $101,004.)
Fixed Income Clearing Corp.
1.650% due 07/01/2008	5,470	5,470
(Dated 06/30/2008. Collateralized by Federal Home Loan Bank 2.400% due 05/13/2009 valued at $5,583. Repurchase proceeds are $5,470.)

		106,470

U.S. Treasury Bills 2.5%
1.841% due 08/28/2008 - 09/25/2008 (a)(b)	84,500	84,013

Total Short-Term Instruments (Cost $256,084)		255,936

Purchased Options (f) 0.6% (Cost $54,371)		20,645
Total Investments 133.4% (Cost $4,683,336)		$4,506,450
Written Options (g) (0.9%) (Premiums $53,800)		(29,747)
Other Assets and Liabilities (Net) (32.5%)		(1,097,437)

Net Assets 100.0%		$3,379,266

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $82,766 have been pledged as collateral for swap and swaption contracts on June 30, 2008.

(c) The average amount of borrowings while outstanding during the period ended June 30, 2008 was $50,134 at a weighted average interest rate of 2.430%. On June 30, 2008, securities valued at $33,339 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $71,530 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	6,610	$22,885
90-Day Eurodollar December Futures	Long	12/2009	1,000	(1,106)
90-Day Eurodollar June Futures	Long	06/2009	12,000	(4,377)
90-Day Eurodollar March Futures	Long	03/2009	12,087	(1,427)
90-Day Eurodollar March Futures	Long	03/2010	1,000	(1,269)
90-Day Eurodollar September Futures	Long	09/2009	1,000	(894)
U.S. Treasury 2-Year Note September Futures	Short	09/2008	5,258	(1,249)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	14,232	4,246
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	3,135	5,586

				$22,395

(e) Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	MLP	$2,986	$2,493
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	1,500	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	3,000	(29)

						$2,456

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/20/2009	UBS	$470,000	$15,805
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	149,500	(934)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	2,600	(20)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	31,300	(138)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY	68,900	(141)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	JPM	55,900	(437)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	1,244,800	(10,213)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	427,500	(4,782)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI	27,500	213
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	35,400	662
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC	5,900	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS	5,700	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	82,900	(94)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	355,100	(877)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	529,110	2,412
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	503,800	2,282
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	525,000	7,774
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	130,600	1,596
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	20,500	356
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	245,300	4,766

						$18,250

(f) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	5,000	$169	$80
Call - CBOT U.S. Treasury 5-Year Note September Futures	137.000	08/22/2008	4,867	46	39
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/22/2008	4,226	76	63
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	5,226	95	78
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	95	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	96.000	08/22/2008	750	13	11
Put - CBOT U.S. Treasury 10-Year Note September Futures	97.000	08/22/2008	1,194	22	18
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	3,135	57	46

				$480	$337

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$362,300	$3,874	$1,683
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	258,200	2,748	1,199
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	652,600	6,351	3,030
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,058,000	28,323	8,136
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	837,200	8,931	3,888
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	340,100	3,597	2,372

							$53,824	$20,308

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	$111.719	07/21/2008	$200,000	$24	$0
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	112.375	08/15/2008	290,000	34	0
Call - OTC U.S. Treasury Note 4.875% due 05/31/2011	113.844	07/25/2008	70,000	8	0
Put - OTC Fannie Mae 6.000% due 07/01/2038	86.000	07/07/2008	10,000	1	0

				$67	$0

(g) Written options outstanding on June 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$83,700	$2,101	$1,165
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	56,600	1,849	1,108
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	86,000	2,847	1,683
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	217,500	6,867	4,255
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,031,200	27,607	13,475
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	279,100	9,057	5,461
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	113,400	3,472	2,600

							$53,800	$29,747

(h) Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	3.250%	08/15/2008	$160,000	$160,201	$162,436
U.S. Treasury Notes	3.250%	12/31/2009	88,400	88,990	89,692
U.S. Treasury Notes	4.250%	01/15/2011	249,100	258,933	263,736
U.S. Treasury Notes	4.500%	02/28/2011	250,000	258,014	265,075
U.S. Treasury Notes	4.625%	02/15/2017	197,000	203,422	211,549
U.S. Treasury Notes	4.750%	03/31/2011	290,000	301,793	308,392
U.S. Treasury Notes	4.875%	05/31/2011	239,000	249,551	253,807

				$1,520,904	$1,554,687

(2)	Market value includes $20,837 of interest payable on short sales.

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$4,504,530	$1,920	$4,506,450
Other Financial Instruments++	22,395	(1,545,385)	2,494	(1,520,496)

Total	$22,395	$2,959,145	$4,414	$2,985,954

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning balance at 12/31/2007	Net purchases/ (sales)	Accrued discounts/ (premiums)	Total realized and unrealized gains/ (losses)	Net transfers in/(out) of Level 3	Ending balance at 06/30/2008
Investments, at value	$21,914	$(722)	$0	$(1,375)	$(17,897)	$1,920
Other Financial Instruments++	2,376	0	0	118	0	2,494

Total	$24,290	$(722)	$0	$(1,257)	$(17,897)	$4,414

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes

Supplementary Notes to Schedule of Investments

1. Basis for Consolidation for the PIMCO CommodityRealReturn Strategy Fund®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2008, net assets of the CRRS Fund were approximately $16 billion, of which approximately $2.402 billion, or approximately 15%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	$38,259	$(19,874)	$18,385
All Asset Fund	365,374	(419,093)	(53,719)
California Intermediate Municipal Bond Fund	1,312	(3,767)	(2,455)
California Short Duration Municipal Income Fund	5	(211)	(206)
CommodityRealReturn Strategy Fund®	1,457,200	(144,961)	1,312,239
Convertible Fund	16,876	(47,860)	(30,984)
Developing Local Markets Fund	43,803	(85,029)	(41,226)
Diversified Income Fund	44,387	(99,112)	(54,725)
Emerging Local Bond Fund	90,260	(40,212)	50,048
Emerging Markets Bond Fund	79,174	(87,015)	(7,841)
European StocksPLUS® TR Strategy Fund	78	(141)	(63)
Extended Duration Fund	676	(3,546)	(2,870)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	202	(766)	(564)
Floating Income Fund	31,696	(40,644)	(8,948)
Foreign Bond Fund (Unhedged)	86,279	(95,897)	(9,618)
Foreign Bond Fund (U.S. Dollar-Hedged)	77,986	(78,062)	(76)
Fundamental Advantage Tax Efficient Strategy Fund	55	(82)	(27)
Fundamental Advantage Total Return Strategy Fund	2,291	(5,476)	(3,185)
Fundamental IndexPLUSTM Fund	387	(13,577)	(13,190)
Fundamental IndexPLUSTM TR Fund	2,075	(17,382)	(15,307)
Global Bond Fund (Unhedged)	37,079	(29,867)	7,212
Global Bond Fund (U.S. Dollar-Hedged)	7,167	(6,989)	178
GNMA Fund	3,991	(2,095)	1,896
High Yield Fund	108,837	(460,277)	(351,440)
High Yield Municipal Bond Fund	623	(18,146)	(17,523)
Income Fund	2,102	(8,451)	(6,349)
International StocksPLUS® TR Strategy Fund (Unhedged)	308	(2,354)	(2,046)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	6,900	(12,001)	(5,101)
Investment Grade Corporate Bond Fund	2,051	(7,139)	(5,088)
Japanese StocksPLUS® TR Strategy Fund	113	(1,364)	(1,251)
Long Duration Total Return Fund	2,697	(24,687)	(21,990)
Long-Term U.S. Government Fund	12,272	(37,461)	(25,189)
Low Duration Fund	27,625	(276,041)	(248,416)
Low Duration Fund II	830	(6,889)	(6,059)
Low Duration Fund III	393	(3,430)	(3,037)
Moderate Duration Fund	8,426	(33,987)	(25,561)
Mortgage-Backed Securities Fund	6,608	(21,589)	(14,981)
Municipal Bond Fund	3,979	(20,621)	(16,642)
New York Municipal Bond Fund	882	(1,859)	(977)
Real Return Asset Fund	132,039	(24,506)	107,533
Real Return Fund	324,686	(243,250)	81,436
RealEstateRealReturn Strategy Fund	16,777	(7,421)	9,356
RealRetirementTM 2010 Fund	34	(94)	(60)
RealRetirementTM 2020 Fund	43	(100)	(57)
RealRetirementTM 2030 Fund	52	(94)	(42)
RealRetirementTM 2040 Fund	49	(91)	(42)
RealRetirementTM 2050 Fund	15	(108)	(93)
Short Duration Municipal Income Fund	702	(5,916)	(5,214)
Short-Term Fund	12,044	(95,355)	(83,311)
Small Cap StocksPLUS® TR Fund	439	(994)	(555)
StocksPLUS® Fund	4,317	(22,789)	(18,472)
StocksPLUS® Long Duration Fund	254	(3,876)	(3,622)
StocksPLUS® Total Return Fund	1,351	(10,276)	(8,925)
StocksPLUS® TR Short Strategy Fund	1,143	(4,816)	(3,673)
Total Return Fund	770,807	(2,750,416)	(1,979,609)
Total Return Fund II	9,485	(58,735)	(49,250)
Total Return Fund III	8,037	(64,182)	(56,145)
Unconstrained Bond Fund	0	0	0
Asset-Backed Securities Portfolio	10,324	(88,809)	(78,485)
Developing Local Markets Portfolio	3,869	(8,901)	(5,032)
Emerging Markets Portfolio	27,322	(18,677)	8,645
High Yield Portfolio	13,389	(64,724)	(51,335)
International Portfolio	24,338	(70,782)	(46,444)
Investment Grade Corporate Portfolio	43,557	(169,768)	(126,211)
Mortgage Portfolio	116,136	(260,364)	(144,228)
Municipal Sector Portfolio	9,463	(14,961)	(5,498)
Real Return Portfolio	21,041	(11,488)	9,553
Short-Term Portfolio	20,609	(186,737)	(166,128)
Short-Term II Portfolio	694	(2,678)	(1,984)
U.S. Government Sector Portfolio	17,656	(194,542)	(176,886)

3. Fair Value Measurements

Effective April 1, 2008, PIMCO Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CM	California Mortgage Insurance	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 29, 2008